UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04236
JPMorgan Trust II
(Exact name of registrant as specified in charter)

277 Park Avenue
New York, NY 10172
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
277 Park Avenue
New York, NY 10172
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(800) 480-4111
Date of fiscal year end:
Last Day of February
Date of reporting period:
August 31, 2024

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Core Bond Fund

Class A Shares/Ticker: PGBOX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Core Bond Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Bond Fund (Class A Shares)	$38	0.74%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$47,498,418
Total number of portfolio holdings	3,740
Portfolio turnover rate	14%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
PGBOX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Core Bond Fund

Class C Shares/Ticker: OBOCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Core Bond Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Bond Fund (Class C Shares)	$68	1.32%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$47,498,418
Total number of portfolio holdings	3,740
Portfolio turnover rate	14%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OBOCX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Core Bond Fund

Class I Shares/Ticker: WOBDX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Core Bond Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Bond Fund (Class I Shares)	$25	0.49%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$47,498,418
Total number of portfolio holdings	3,740
Portfolio turnover rate	14%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
WOBDX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Core Bond Fund

Class R2 Shares/Ticker: JCBZX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Core Bond Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Bond Fund (Class R2 Shares)	$56	1.08%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$47,498,418
Total number of portfolio holdings	3,740
Portfolio turnover rate	14%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JCBZX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Core Bond Fund

Class R3 Shares/Ticker: JCBPX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Core Bond Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Bond Fund (Class R3 Shares)	$42	0.82%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$47,498,418
Total number of portfolio holdings	3,740
Portfolio turnover rate	14%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JCBPX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Core Bond Fund

Class R4 Shares/Ticker: JCBQX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Core Bond Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Bond Fund (Class R4 Shares)	$30	0.58%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$47,498,418
Total number of portfolio holdings	3,740
Portfolio turnover rate	14%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JCBQX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Core Bond Fund

Class R5 Shares/Ticker: JCBRX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Core Bond Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Bond Fund (Class R5 Shares)	$22	0.42%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$47,498,418
Total number of portfolio holdings	3,740
Portfolio turnover rate	14%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JCBRX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Core Bond Fund

Class R6 Shares/Ticker: JCBUX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Core Bond Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Bond Fund (Class R6 Shares)	$17	0.32%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$47,498,418
Total number of portfolio holdings	3,740
Portfolio turnover rate	14%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JCBUX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Core Plus Bond Fund

Class A Shares/Ticker: ONIAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Plus Bond Fund (Class A Shares)	$38	0.74%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$21,387,202
Total number of portfolio holdings	3,042
Portfolio turnover rate	47%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
ONIAX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Core Plus Bond Fund

Class C Shares/Ticker: OBDCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Plus Bond Fund (Class C Shares)	$71	1.37%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$21,387,202
Total number of portfolio holdings	3,042
Portfolio turnover rate	47%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OBDCX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Core Plus Bond Fund

Class I Shares/Ticker: HLIPX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Plus Bond Fund (Class I Shares)	$23	0.45%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$21,387,202
Total number of portfolio holdings	3,042
Portfolio turnover rate	47%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
HLIPX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Core Plus Bond Fund

Class R2 Shares/Ticker: JCPZX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Plus Bond Fund (Class R2 Shares)	$58	1.13%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$21,387,202
Total number of portfolio holdings	3,042
Portfolio turnover rate	47%
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JCPZX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Core Plus Bond Fund

Class R3 Shares/Ticker: JCPPX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Plus Bond Fund (Class R3 Shares)	$45	0.87%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$21,387,202
Total number of portfolio holdings	3,042
Portfolio turnover rate	47%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JCPPX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Core Plus Bond Fund

Class R4 Shares/Ticker: JCPQX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Plus Bond Fund (Class R4 Shares)	$32	0.63%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$21,387,202
Total number of portfolio holdings	3,042
Portfolio turnover rate	47%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JCPQX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Core Plus Bond Fund

Class R5 Shares/Ticker: JCPYX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Plus Bond Fund (Class R5 Shares)	$25	0.49%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$21,387,202
Total number of portfolio holdings	3,042
Portfolio turnover rate	47%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JCPYX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Core Plus Bond Fund

Class R6 Shares/Ticker: JCPUX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Plus Bond Fund (Class R6 Shares)	$19	0.36%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$21,387,202
Total number of portfolio holdings	3,042
Portfolio turnover rate	47%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JCPUX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Government Bond Fund

Class A Shares/Ticker: OGGAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Government Bond Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Government Bond Fund (Class A Shares)	$36	0.69%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,978,342
Total number of portfolio holdings	346
Portfolio turnover rate	5%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OGGAX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Government Bond Fund

Class C Shares/Ticker: OGVCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Government Bond Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Government Bond Fund (Class C Shares)	$61	1.19%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,978,342
Total number of portfolio holdings	346
Portfolio turnover rate	5%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OGVCX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Government Bond Fund

Class I Shares/Ticker: HLGAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Government Bond Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Government Bond Fund (Class I Shares)	$23	0.44%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,978,342
Total number of portfolio holdings	346
Portfolio turnover rate	5%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
HLGAX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Government Bond Fund

Class R2 Shares/Ticker: JGBZX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Government Bond Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Government Bond Fund (Class R2 Shares)	$54	1.04%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,978,342
Total number of portfolio holdings	346
Portfolio turnover rate	5%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JGBZX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Government Bond Fund

Class R3 Shares/Ticker: OGGPX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Government Bond Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Government Bond Fund (Class R3 Shares)	$41	0.79%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,978,342
Total number of portfolio holdings	346
Portfolio turnover rate	5%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OGGPX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Government Bond Fund

Class R4 Shares/Ticker: OGGQX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Government Bond Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Government Bond Fund (Class R4 Shares)	$28	0.54%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,978,342
Total number of portfolio holdings	346
Portfolio turnover rate	5%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OGGQX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Government Bond Fund

Class R6 Shares/Ticker: OGGYX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Government Bond Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Government Bond Fund (Class R6 Shares)	$15	0.29%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,978,342
Total number of portfolio holdings	346
Portfolio turnover rate	5%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OGGYX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan High Yield Fund

Class A Shares/Ticker: OHYAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan High Yield Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan High Yield Fund (Class A Shares)	$46	0.89%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,516,014
Total number of portfolio holdings	782
Portfolio turnover rate	11%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OHYAX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan High Yield Fund

Class C Shares/Ticker: OGHCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan High Yield Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan High Yield Fund (Class C Shares)	$72	1.39%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,516,014
Total number of portfolio holdings	782
Portfolio turnover rate	11%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OGHCX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan High Yield Fund

Class I Shares/Ticker: OHYFX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan High Yield Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan High Yield Fund (Class I Shares)	$33	0.64%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,516,014
Total number of portfolio holdings	782
Portfolio turnover rate	11%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OHYFX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan High Yield Fund

Class R2 Shares/Ticker: JHYZX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan High Yield Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan High Yield Fund (Class R2 Shares)	$64	1.24%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,516,014
Total number of portfolio holdings	782
Portfolio turnover rate	11%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JHYZX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan High Yield Fund

Class R3 Shares/Ticker: JRJYX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan High Yield Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan High Yield Fund (Class R3 Shares)	$51	0.99%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,516,014
Total number of portfolio holdings	782
Portfolio turnover rate	11%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JRJYX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan High Yield Fund

Class R4 Shares/Ticker: JRJKX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan High Yield Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan High Yield Fund (Class R4 Shares)	$38	0.74%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,516,014
Total number of portfolio holdings	782
Portfolio turnover rate	11%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JRJKX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan High Yield Fund

Class R5 Shares/Ticker: JYHRX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan High Yield Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan High Yield Fund (Class R5 Shares)	$31	0.59%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,516,014
Total number of portfolio holdings	782
Portfolio turnover rate	11%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JYHRX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan High Yield Fund

Class R6 Shares/Ticker: JHYUX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan High Yield Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan High Yield Fund (Class R6 Shares)	$25	0.49%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,516,014
Total number of portfolio holdings	782
Portfolio turnover rate	11%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JHYUX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Mortgage-Backed Securities Fund

Class A Shares/Ticker: OMBAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mortgage-Backed Securities Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mortgage-Backed Securities Fund (Class A Shares)	$33	0.63%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,847,588
Total number of portfolio holdings	2,404
Portfolio turnover rate	46%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OMBAX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Mortgage-Backed Securities Fund

Class C Shares/Ticker: OBBCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mortgage-Backed Securities Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mortgage-Backed Securities Fund (Class C Shares)	$58	1.13%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,847,588
Total number of portfolio holdings	2,404
Portfolio turnover rate	46%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OBBCX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Mortgage-Backed Securities Fund

Class I Shares/Ticker: OMBIX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mortgage-Backed Securities Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mortgage-Backed Securities Fund (Class I Shares)	$20	0.38%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,847,588
Total number of portfolio holdings	2,404
Portfolio turnover rate	46%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OMBIX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Mortgage-Backed Securities Fund

Class R6 Shares/Ticker: JMBUX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mortgage-Backed Securities Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mortgage-Backed Securities Fund (Class R6 Shares)	$12	0.23%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,847,588
Total number of portfolio holdings	2,404
Portfolio turnover rate	46%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JMBUX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Short Duration Bond Fund

Class A Shares/Ticker: OGLVX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Short Duration Bond Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short Duration Bond Fund (Class A Shares)	$30	0.58%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$9,139,968
Total number of portfolio holdings	1,517
Portfolio turnover rate	28%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OGLVX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Short Duration Bond Fund

Class C Shares/Ticker: OSTCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Short Duration Bond Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short Duration Bond Fund (Class C Shares)	$55	1.08%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$9,139,968
Total number of portfolio holdings	1,517
Portfolio turnover rate	28%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OSTCX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Short Duration Bond Fund

Class I Shares/Ticker: HLLVX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Short Duration Bond Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short Duration Bond Fund (Class I Shares)	$17	0.33%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$9,139,968
Total number of portfolio holdings	1,517
Portfolio turnover rate	28%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
HLLVX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Short Duration Bond Fund

Class R6 Shares/Ticker: JSDUX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Short Duration Bond Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short Duration Bond Fund (Class R6 Shares)	$14	0.27%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$9,139,968
Total number of portfolio holdings	1,517
Portfolio turnover rate	28%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSDUX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Liquid Assets Money Market Fund

Agency Shares/Ticker: AJLXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund for the period March 1, 2024 to August 31, 2024.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Liquid Assets Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$67,662,383
Total number of portfolio holdings	451
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	68.7
8–30 calendar days	5.2
31–60 calendar days	6.8
61–90 calendar days	3.0
91–180 calendar days	8.0
181+ calendar days	8.3
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-766-7722.
AJLXX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Liquid Assets Money Market Fund

Capital Shares/Ticker: CJLXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund for the period March 1, 2024 to August 31, 2024.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Liquid Assets Money Market Fund (Capital Shares)	$9	0.18%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$67,662,383
Total number of portfolio holdings	451
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	68.7
8–30 calendar days	5.2
31–60 calendar days	6.8
61–90 calendar days	3.0
91–180 calendar days	8.0
181+ calendar days	8.3
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-766-7722.
CJLXX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Liquid Assets Money Market Fund

Institutional Class Shares/Ticker: IJLXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Liquid Assets Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$67,662,383
Total number of portfolio holdings	451
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	68.7
8–30 calendar days	5.2
31–60 calendar days	6.8
61–90 calendar days	3.0
91–180 calendar days	8.0
181+ calendar days	8.3
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-766-7722.
IJLXX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Liquid Assets Money Market Fund

Investor Shares/Ticker: HLPXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Liquid Assets Money Market Fund (Investor Shares)	$25	0.49%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$67,662,383
Total number of portfolio holdings	451
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	68.7
8–30 calendar days	5.2
31–60 calendar days	6.8
61–90 calendar days	3.0
91–180 calendar days	8.0
181+ calendar days	8.3
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-766-7722.
HLPXX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Liquid Assets Money Market Fund

Morgan Shares/Ticker: MJLXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Liquid Assets Money Market Fund (Morgan Shares)	$30	0.58%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$67,662,383
Total number of portfolio holdings	451
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	68.7
8–30 calendar days	5.2
31–60 calendar days	6.8
61–90 calendar days	3.0
91–180 calendar days	8.0
181+ calendar days	8.3
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
MJLXX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Liquid Assets Money Market Fund

Premier Shares/Ticker: PJLXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Liquid Assets Money Market Fund (Premier Shares)	$22	0.43%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$67,662,383
Total number of portfolio holdings	451
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	68.7
8–30 calendar days	5.2
31–60 calendar days	6.8
61–90 calendar days	3.0
91–180 calendar days	8.0
181+ calendar days	8.3
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-766-7722.
PJLXX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Liquid Assets Money Market Fund

Reserve Shares/Ticker: HPIXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Liquid Assets Money Market Fund (Reserve Shares)	$35	0.69%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$67,662,383
Total number of portfolio holdings	451
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	68.7
8–30 calendar days	5.2
31–60 calendar days	6.8
61–90 calendar days	3.0
91–180 calendar days	8.0
181+ calendar days	8.3
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-766-7722.
HPIXX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Municipal Money Market Fund

Agency Shares/Ticker: JMAXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Municipal Money Market Fund for the period March 1, 2024 to August 31, 2024.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Municipal Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,011,764
Total number of portfolio holdings	258
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	23.6
8–30 calendar days	48.5
31–60 calendar days	9.5
61–90 calendar days	7.5
91–180 calendar days	3.5
181+ calendar days	7.4
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-766-7722.
JMAXX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Municipal Money Market Fund

Institutional Class Shares/Ticker: IJMXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Municipal Money Market Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Municipal Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,011,764
Total number of portfolio holdings	258
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	23.6
8–30 calendar days	48.5
31–60 calendar days	9.5
61–90 calendar days	7.5
91–180 calendar days	3.5
181+ calendar days	7.4
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-766-7722.
IJMXX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Municipal Money Market Fund

Morgan Shares/Ticker: MJMXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Municipal Money Market Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Municipal Money Market Fund (Morgan Shares)	$30	0.59%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,011,764
Total number of portfolio holdings	258
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	23.6
8–30 calendar days	48.5
31–60 calendar days	9.5
61–90 calendar days	7.5
91–180 calendar days	3.5
181+ calendar days	7.4
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
MJMXX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Municipal Money Market Fund

Premier Shares/Ticker: HTOXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Municipal Money Market Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Municipal Money Market Fund (Premier Shares)	$22	0.44%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,011,764
Total number of portfolio holdings	258
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	23.6
8–30 calendar days	48.5
31–60 calendar days	9.5
61–90 calendar days	7.5
91–180 calendar days	3.5
181+ calendar days	7.4
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-766-7722.
HTOXX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Municipal Money Market Fund

Service Shares/Ticker: SJMXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Municipal Money Market Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Municipal Money Market Fund (Service Shares)	$53	1.04%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,011,764
Total number of portfolio holdings	258
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	23.6
8–30 calendar days	48.5
31–60 calendar days	9.5
61–90 calendar days	7.5
91–180 calendar days	3.5
181+ calendar days	7.4
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-766-7722.
SJMXX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan U.S. Government Money Market Fund

Academy Shares/Ticker: JGAXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869 or by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Government Money Market Fund (Academy Shares)	$9	0.17%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$266,456,580
Total number of portfolio holdings	181
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	66.5
8–30 calendar days	4.4
31–60 calendar days	3.1
61–90 calendar days	10.5
91–180 calendar days	11.2
181+ calendar days	4.3
Availability of Additional Information
At www.jpmorgan.com/academy, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-646-341-6869.
JGAXX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan U.S. Government Money Market Fund

Agency Shares/Ticker: OGAXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund for the period March 1, 2024 to August 31, 2024.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Government Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$266,456,580
Total number of portfolio holdings	181
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	66.5
8–30 calendar days	4.4
31–60 calendar days	3.1
61–90 calendar days	10.5
91–180 calendar days	11.2
181+ calendar days	4.3
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-766-7722.
OGAXX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan U.S. Government Money Market Fund

Capital Shares/Ticker: OGVXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund for the period March 1, 2024 to August 31, 2024.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Government Money Market Fund (Capital Shares)	$9	0.17%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$266,456,580
Total number of portfolio holdings	181
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	66.5
8–30 calendar days	4.4
31–60 calendar days	3.1
61–90 calendar days	10.5
91–180 calendar days	11.2
181+ calendar days	4.3
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-766-7722.
OGVXX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan U.S. Government Money Market Fund

Empower Shares/Ticker: EJGXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Government Money Market Fund (Empower Shares)	$9	0.17%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$266,456,580
Total number of portfolio holdings	181
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	66.5
8–30 calendar days	4.4
31–60 calendar days	3.1
61–90 calendar days	10.5
91–180 calendar days	11.2
181+ calendar days	4.3
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
EJGXX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan U.S. Government Money Market Fund

IM Shares/Ticker: MGMXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/jpmfpages/imshares. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Government Money Market Fund (IM Shares)	$6	0.12%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$266,456,580
Total number of portfolio holdings	181
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	66.5
8–30 calendar days	4.4
31–60 calendar days	3.1
61–90 calendar days	10.5
91–180 calendar days	11.2
181+ calendar days	4.3
Availability of Additional Information
At www.jpmorganfunds.com/jpmfpages/imshares, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-766-7722.
MGMXX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan U.S. Government Money Market Fund

Institutional Class Shares/Ticker: IJGXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Government Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$266,456,580
Total number of portfolio holdings	181
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	66.5
8–30 calendar days	4.4
31–60 calendar days	3.1
61–90 calendar days	10.5
91–180 calendar days	11.2
181+ calendar days	4.3
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-766-7722.
IJGXX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan U.S. Government Money Market Fund

Investor Shares/Ticker: JGMXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Government Money Market Fund (Investor Shares)	$24	0.47%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$266,456,580
Total number of portfolio holdings	181
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	66.5
8–30 calendar days	4.4
31–60 calendar days	3.1
61–90 calendar days	10.5
91–180 calendar days	11.2
181+ calendar days	4.3
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-766-7722.
JGMXX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan U.S. Government Money Market Fund

Morgan Shares/Ticker: MJGXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Government Money Market Fund (Morgan Shares)	$29	0.57%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$266,456,580
Total number of portfolio holdings	181
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	66.5
8–30 calendar days	4.4
31–60 calendar days	3.1
61–90 calendar days	10.5
91–180 calendar days	11.2
181+ calendar days	4.3
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
MJGXX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan U.S. Government Money Market Fund

Premier Shares/Ticker: OGSXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Government Money Market Fund (Premier Shares)	$21	0.42%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$266,456,580
Total number of portfolio holdings	181
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	66.5
8–30 calendar days	4.4
31–60 calendar days	3.1
61–90 calendar days	10.5
91–180 calendar days	11.2
181+ calendar days	4.3
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-766-7722.
OGSXX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan U.S. Government Money Market Fund

Reserve Shares/Ticker: RJGXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Government Money Market Fund (Reserve Shares)	$34	0.67%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$266,456,580
Total number of portfolio holdings	181
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	66.5
8–30 calendar days	4.4
31–60 calendar days	3.1
61–90 calendar days	10.5
91–180 calendar days	11.2
181+ calendar days	4.3
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-766-7722.
RJGXX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan U.S. Government Money Market Fund

Service Shares/Ticker: SJGXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Government Money Market Fund (Service Shares)	$52	1.02%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$266,456,580
Total number of portfolio holdings	181
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	66.5
8–30 calendar days	4.4
31–60 calendar days	3.1
61–90 calendar days	10.5
91–180 calendar days	11.2
181+ calendar days	4.3
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-766-7722.
SJGXX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan U.S. Treasury Plus Money Market Fund

Academy Shares/Ticker: JPCXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869 or by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Treasury Plus Money Market Fund (Academy Shares)	$9	0.17%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$39,987,842
Total number of portfolio holdings	86
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	56.7
8–30 calendar days	10.2
31–60 calendar days	8.1
61–90 calendar days	5.3
91–180 calendar days	16.0
181+ calendar days	3.7
Availability of Additional Information
At www.jpmorgan.com/academy, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-646-341-6869.
JPCXX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan U.S. Treasury Plus Money Market Fund

Agency Shares/Ticker: AJTXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund for the period March 1, 2024 to August 31, 2024.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Treasury Plus Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$39,987,842
Total number of portfolio holdings	86
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	56.7
8–30 calendar days	10.2
31–60 calendar days	8.1
61–90 calendar days	5.3
91–180 calendar days	16.0
181+ calendar days	3.7
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-766-7722.
AJTXX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan U.S. Treasury Plus Money Market Fund

Capital Shares/Ticker: JTCXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund for the period March 1, 2024 to August 31, 2024.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Treasury Plus Money Market Fund (Capital Shares)	$9	0.17%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$39,987,842
Total number of portfolio holdings	86
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	56.7
8–30 calendar days	10.2
31–60 calendar days	8.1
61–90 calendar days	5.3
91–180 calendar days	16.0
181+ calendar days	3.7
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-766-7722.
JTCXX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan U.S. Treasury Plus Money Market Fund

Empower Shares/Ticker: EJUXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Treasury Plus Money Market Fund (Empower Shares)	$9	0.17%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$39,987,842
Total number of portfolio holdings	86
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	56.7
8–30 calendar days	10.2
31–60 calendar days	8.1
61–90 calendar days	5.3
91–180 calendar days	16.0
181+ calendar days	3.7
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
EJUXX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan U.S. Treasury Plus Money Market Fund

IM Shares/Ticker: MJPXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/jpmfpages/imshares. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Treasury Plus Money Market Fund (IM Shares)	$6	0.12%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$39,987,842
Total number of portfolio holdings	86
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	56.7
8–30 calendar days	10.2
31–60 calendar days	8.1
61–90 calendar days	5.3
91–180 calendar days	16.0
181+ calendar days	3.7
Availability of Additional Information
At www.jpmorganfunds.com/jpmfpages/imshares, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-766-7722.
MJPXX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan U.S. Treasury Plus Money Market Fund

Institutional Class Shares/Ticker: IJTXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Treasury Plus Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$39,987,842
Total number of portfolio holdings	86
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	56.7
8–30 calendar days	10.2
31–60 calendar days	8.1
61–90 calendar days	5.3
91–180 calendar days	16.0
181+ calendar days	3.7
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-766-7722.
IJTXX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan U.S. Treasury Plus Money Market Fund

Investor Shares/Ticker: HGOXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Treasury Plus Money Market Fund (Investor Shares)	$24	0.47%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$39,987,842
Total number of portfolio holdings	86
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	56.7
8–30 calendar days	10.2
31–60 calendar days	8.1
61–90 calendar days	5.3
91–180 calendar days	16.0
181+ calendar days	3.7
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-766-7722.
HGOXX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan U.S. Treasury Plus Money Market Fund

Morgan Shares/Ticker: MJTXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Treasury Plus Money Market Fund (Morgan Shares)	$29	0.57%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$39,987,842
Total number of portfolio holdings	86
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	56.7
8–30 calendar days	10.2
31–60 calendar days	8.1
61–90 calendar days	5.3
91–180 calendar days	16.0
181+ calendar days	3.7
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
MJTXX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan U.S. Treasury Plus Money Market Fund

Premier Shares/Ticker: PJTXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Treasury Plus Money Market Fund (Premier Shares)	$22	0.42%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$39,987,842
Total number of portfolio holdings	86
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	56.7
8–30 calendar days	10.2
31–60 calendar days	8.1
61–90 calendar days	5.3
91–180 calendar days	16.0
181+ calendar days	3.7
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-766-7722.
PJTXX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan U.S. Treasury Plus Money Market Fund

Reserve Shares/Ticker: HTIXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Treasury Plus Money Market Fund (Reserve Shares)	$34	0.67%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$39,987,842
Total number of portfolio holdings	86
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	56.7
8–30 calendar days	10.2
31–60 calendar days	8.1
61–90 calendar days	5.3
91–180 calendar days	16.0
181+ calendar days	3.7
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-766-7722.
HTIXX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Short-Intermediate Municipal Bond Fund

Class A Shares/Ticker: OSTAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Short-Intermediate Municipal Bond Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short-Intermediate Municipal Bond Fund (Class A Shares)	$35	0.69%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$762,245
Total number of portfolio holdings	366
Portfolio turnover rate	33%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OSTAX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Short-Intermediate Municipal Bond Fund

Class C Shares/Ticker: STMCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Short-Intermediate Municipal Bond Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short-Intermediate Municipal Bond Fund (Class C Shares)	$60	1.19%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$762,245
Total number of portfolio holdings	366
Portfolio turnover rate	33%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
STMCX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Short-Intermediate Municipal Bond Fund

Class I Shares/Ticker: JIMIX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Short-Intermediate Municipal Bond Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short-Intermediate Municipal Bond Fund (Class I Shares)	$12	0.24%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$762,245
Total number of portfolio holdings	366
Portfolio turnover rate	33%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JIMIX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Short-Intermediate Municipal Bond Fund

Class R6 Shares/Ticker: OSTSX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Short-Intermediate Municipal Bond Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short-Intermediate Municipal Bond Fund (Class R6 Shares)	$10	0.19%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$762,245
Total number of portfolio holdings	366
Portfolio turnover rate	33%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OSTSX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Tax Free Bond Fund

Class A Shares/Ticker: PMBAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Tax Free Bond Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Free Bond Fund (Class A Shares)	$34	0.66%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$642,341
Total number of portfolio holdings	292
Portfolio turnover rate	38%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
PMBAX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Tax Free Bond Fund

Class C Shares/Ticker: JTFCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Tax Free Bond Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Free Bond Fund (Class C Shares)	$63	1.24%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$642,341
Total number of portfolio holdings	292
Portfolio turnover rate	38%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JTFCX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Tax Free Bond Fund

Class I Shares/Ticker: PRBIX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Tax Free Bond Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Free Bond Fund (Class I Shares)	$22	0.44%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$642,341
Total number of portfolio holdings	292
Portfolio turnover rate	38%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
PRBIX-824
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Tax Free Bond Fund

Class R6 Shares/Ticker: RUNFX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Tax Free Bond Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Free Bond Fund (Class R6 Shares)	$20	0.39%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$642,341
Total number of portfolio holdings	292
Portfolio turnover rate	38%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
RUNFX-824

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT

COMPANIES.

[INSERT— Bond Funds (9), Money Market Funds (12) and Municipal Funds (6) semi-annual reports dated August 31, 2024]

Semi-Annual Report
J.P. Morgan Municipal Bond Funds
August 31, 2024 (Unaudited)
JPMorgan California Tax Free Bond Fund
JPMorgan National Municipal Income Fund
JPMorgan New York Tax Free Bond Fund
JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Tax Free Bond Fund
JPMorgan Ultra-Short Municipal Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—89.6% (a)
Alabama—0.9%
Utility—0.9%
Energy Southeast A Cooperative District, Series 2024B, Rev., 5.25%, 6/1/2032 (b)	1,500	1,630
Southeast Alabama Gas Supply District (The), Project No. 2, Series 2024 B, Rev., 5.00%, 5/1/2032 (b)	1,000	1,073
		2,703
California—82.9%
Certificate of Participation/Lease—0.4%
County of San Diego, County Public Health and Capital Improvement
Series 2023, COP, 5.00%, 10/1/2036	670	793
Series 2023, COP, 5.00%, 10/1/2037	425	502
		1,295
Education—6.7%
California Educational Facilities Authority, Stanford University
Series T-1, Rev., 5.00%, 3/15/2039	1,535	1,892
Series U-4, Rev., 5.00%, 6/1/2043	2,000	2,479
Series U-6, Rev., 5.00%, 5/1/2045	1,500	1,861
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2, Series 2022A, Rev., 4.00%, 6/1/2031 (c)	1,250	1,213
California School Finance Authority, Green Dot Public Schools Project, Series 2022A, Rev., 5.00%, 8/1/2032 (c)	325	342
California State University, Systemwide
Series 2023A, Rev., 5.00%, 11/1/2044	2,660	3,008
Series 2024 A, Rev., 5.50%, 11/1/2045	1,000	1,187
Palmdale Elementary School District
Series 2023, 5.00%, 8/1/2041	250	282
Series 2023, 4.00%, 8/1/2043	1,000	1,012
Series 2023, 5.00%, 8/1/2044	800	894
University of California
Series 2020BE, Rev., 5.00%, 5/15/2034	1,065	1,192
Series 2016AR, Rev., 5.00%, 5/15/2035	1,500	1,551
Series 2023BN, Rev., 5.00%, 5/15/2042	3,000	3,403
		20,316
General Obligation—16.4%
Clovis Unified School District, Election of 2020, Series C, GO, 5.00%, 8/1/2041	1,000	1,127
Coast Community College District, Election of 2002, Series 2006B, GO, AGM, Zero Coupon, 8/1/2030	2,000	1,685
INVESTMENTS	Principal Amount ($000)	Value ($000)

General Obligation — continued
East Side Union High School District, Series B, GO, NATL - RE, 5.25%, 2/1/2026	1,955	1,991
Encinitas Union School District, Election 2010
Series 2015, GO, Zero Coupon, 8/1/2025	1,325	789
Series 2015, GO, Zero Coupon, 8/1/2025	3,000	1,621
Escondido Union High School District, Capital Appreciation, Election of 2008
Series A, GO, AGC, Zero Coupon, 8/1/2025	1,500	1,463
Series A, GO, AGC, Zero Coupon, 8/1/2029	1,000	875
Los Alamitos Unified School District, School Facilities Improvement District, Election of 2018, Series C, GO, 4.00%, 8/1/2045	1,235	1,254
Los Angeles Community College District, Election of 2008
Series M, GO, 5.00%, 8/1/2037	550	648
Series M, GO, 5.00%, 8/1/2038	300	353
Los Angeles Unified School District, Series 2024A, GO, 5.00%, 7/1/2034	1,295	1,564
Los Angeles Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Series 2023 QRR, GO, 5.25%, 7/1/2040	1,000	1,177
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/1/2031	500	385
GO, Zero Coupon, 7/1/2032	880	649
Murrieta Valley Unified School District, GO, AGM, Zero Coupon, 9/1/2024	1,000	1,000
Napa Valley Unified School District, Election of 2006, Series 2010A, GO, Zero Coupon, 8/1/2027	2,000	1,843
Palo Alto Unified School District, Election of 2008
Series 2008-2, GO, Zero Coupon, 8/1/2025	1,015	990
Series 2008-2, GO, Zero Coupon, 8/1/2026	1,790	1,702
San Diego Unified School District, Series 2023 A-3, GO, 4.00%, 7/1/2053	1,500	1,490
San Diego Unified School District, Election of 1998, Series G-1, GO, AGM, 5.25%, 7/1/2028 (d)	385	424
San Diego Unified School District, Election of 1998, Series G-1, GO, AGM, 5.25%, 7/1/2028	2,115	2,343
San Jose Evergreen Community College District
Series C, GO, 4.00%, 9/1/2041	650	672
Series C, GO, 4.00%, 9/1/2043	1,500	1,535
San Jose Unified School District, Election of 2002, Series C, GO, NATL - RE, Zero Coupon, 6/1/2031	3,035	2,494
San Mateo County Community College District, Election of 2005
Series A, GO, NATL - RE, Zero Coupon, 9/1/2026	1,100	1,044
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	1

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
General Obligation — continued
Series A, GO, NATL - RE, Zero Coupon, 9/1/2029	2,000	1,750
Series 2006B, GO, NATL - RE, Zero Coupon, 9/1/2034	1,000	735
San Mateo County Community College District, Election of 2014, Series 2018B, GO, 5.00%, 9/1/2033	1,000	1,086
San Rafael City Elementary School District, Election of 2002, Series 2004B, GO, NATL - RE, Zero Coupon, 8/1/2029	2,000	1,727
Santa Monica Community College District, Election of 2004, Series 2009C, GO, Zero Coupon, 8/1/2027	1,000	922
South San Francisco Unified School District, Measure J, Dedicated Unlimited Ad Valorem Property Tax, Series 2016C, GO, Zero Coupon, 9/1/2028	1,800	1,603
State of California, Various Purpose
GO, 5.00%, 8/1/2028	1,000	1,093
GO, 4.00%, 10/1/2041	6,000	6,137
William S Hart Union High School District, Capital Appreciation Election 2001, Series 2005B, GO, AGM, Zero Coupon, 9/1/2029	2,500	2,179
Windsor Unified School District, Series 2023, GO, 5.00%, 8/1/2037	1,370	1,612
		49,962
Hospital—9.2%
California Health Facilities Financing Authority, Adventist Health System
Series 2013A, Rev., 5.00%, 3/1/2026	1,400	1,401
Series 2016A, Rev., 4.00%, 3/1/2029	2,165	2,191
Series 2024A, Rev., 5.25%, 12/1/2043	1,350	1,496
Series 2024A, Rev., 5.25%, 12/1/2044	1,500	1,653
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
Rev., 5.00%, 11/15/2030	250	256
Rev., 5.00%, 11/15/2032	400	409
Series A, Rev., 5.00%, 8/15/2033	3,500	3,634
California Health Facilities Financing Authority, Children's Hospital Of Orange County, Series 2024B, Rev., 5.00%, 5/1/2031 (b)	1,000	1,127
California Health Facilities Financing Authority, CommonSpirit Health, Series 2024A, Rev., 5.00%, 12/1/2025	100	103
California Health Facilities Financing Authority, Lucile Salter Packard Children's Hospital at Stanford, Series 2014A, Rev., 5.00%, 9/20/2024	2,085	2,088
California Health Facilities Financing Authority, Scripps Health, Series 2024 B2, Rev., 5.00%, 2/4/2031 (b)	1,800	2,021
INVESTMENTS	Principal Amount ($000)	Value ($000)

Hospital — continued
California Health Facilities Financing Authority, Sutter Health
Series 2018A, Rev., 5.00%, 11/15/2025	500	514
Series 2017A, Rev., 5.00%, 11/15/2034	1,500	1,580
California Public Finance Authority, PIH Health, Series 2024A, Rev., 5.00%, 6/1/2037	1,220	1,393
California Statewide Communities Development Authority, Series 2009 C-2, Rev., 5.00%, 11/1/2029 (b)	2,000	2,227
California Statewide Communities Development Authority, John Muir Health
Series 2024A, Rev., 5.00%, 12/1/2027	450	483
Series 2024A, Rev., 5.00%, 12/1/2049	1,000	1,096
California Statewide Communities Development Authority, Loma Linda University Medical Center
Series 2016 A, Rev., 5.25%, 12/1/2056 (c)	1,000	1,011
Series 2018 A, Rev., 5.50%, 12/1/2058 (c)	1,000	1,033
Regents of the University of California, Medical Center Pooled, Series 2022P, Rev., 5.00%, 5/15/2037	2,105	2,409
		28,125
Housing—2.9%
California Enterprise Development Authority, Pamona Properties LLC Project
Series 2024A, Rev., 5.00%, 1/15/2039	3,220	3,494
Series 2024A, Rev., 5.00%, 1/15/2045	1,500	1,580
California Municipal Finance Authority, Caritas Projects
Series 2024A, Rev., 5.00%, 8/15/2025 (e)	265	270
Series 2024A, Rev., 5.00%, 8/15/2026 (e)	450	469
Series 2024A, Rev., 5.00%, 8/15/2027 (e)	575	611
Series 2024A, Rev., 5.00%, 8/15/2029 (e)	820	903
Series 2024A, Rev., 5.00%, 8/15/2031 (e)	540	609
Series 2024A, Rev., 5.00%, 8/15/2049 (e)	1,000	1,083
		9,019
Industrial Development Revenue/Pollution Control Revenue—4.3%
California Infrastructure and Economic Development Bank, California Academy Of Science, Series 2024A, Rev., 3.25%, 8/1/2029	3,000	3,012
California Infrastructure and Economic Development Bank, The J. Paul Getty Trust, Series 2023 B, Rev., 5.00%, 10/1/2026 (b)	3,000	3,130
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project, Rev., AMT, 5.00%, 7/1/2035 (c)	2,105	2,343
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Industrial Development Revenue/Pollution Control Revenue — continued
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc., Project, Series B-1, Rev., AMT, 3.00%, 11/1/2025	1,500	1,486
Rialto Public Financing Authority, Police Station Project
Series 2023 A, Rev., 5.00%, 6/1/2036	450	508
Series 2023 A, Rev., 5.00%, 6/1/2038	400	446
Series 2023 A, Rev., 5.00%, 6/1/2048	2,000	2,151
		13,076
Other Revenue—11.0%
California Community Choice Financing Authority, Green Bond
Series 2022A-1, Rev., 4.00%, 8/1/2025	500	503
Series 2022A-1, Rev., 4.00%, 8/1/2026	1,000	1,011
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2030	1,095	1,192
Series 2020 A, Rev., 4.00%, 6/1/2049	1,150	1,072
Series 2020 B-2, Rev., Zero Coupon, 6/1/2055	4,000	787
California County Tobacco Securitization Agency, Sonoma County Securitization Corp., Series 2020 A, Rev., 4.00%, 6/1/2049	1,000	933
California Municipal Finance Authority, Series 2021A, Rev., AMT, 4.00%, 10/1/2024 (b)	1,000	1,000
California Municipal Finance Authority, Republic Services, Inc., Project, Series 2024A, Rev., AMT, 3.88%, 3/1/2034 (b)	2,000	2,026
California Municipal Finance Authority, Terracina At Westpark Apartments, Series 2024A, Rev., 3.20%, 8/1/2027 (b)	2,500	2,521
California Statewide Communities Development Authority, John Muir Health, Series 2024E-2, Rev., 5.00%, 4/1/2025 (b)	675	714
City of Los Angeles, Rev., TRAN, 5.00%, 6/26/2025	2,000	2,038
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2021 B, Rev., 3.00%, 6/1/2046	1,790	1,656
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	7,700	896
Jurupa Public Financing Authority, Series 2024, AGM, 5.00%, 9/1/2035	2,000	2,347
Los Angeles County Metropolitan Transportation Authority Sales Tax, Series 2021A, Rev., 5.00%, 7/1/2045	1,000	1,101
Los Angeles County Metropolitan Transportation Authority, Measure R Junior Subordinate Sales Tax, Series 2020A, Rev., 4.00%, 6/1/2035	1,500	1,581
INVESTMENTS	Principal Amount ($000)	Value ($000)

Other Revenue — continued
Los Angeles County Public Works Financing Authority, Series 2022G, Rev., 5.00%, 12/1/2037	1,500	1,701
Municipal Improvement Corp. of Los Angeles
Series 2023-A, Rev., 5.00%, 5/1/2042	1,000	1,135
Series 2023-A, Rev., 5.00%, 5/1/2043	1,000	1,131
San Bernardino County Transportation Authority, Sales Tax, Series 2023 A, Rev., 5.00%, 3/1/2039	1,060	1,248
San Diego Public Facilities Financing Authority, Series 2023A, Rev., 5.00%, 8/1/2042	1,180	1,348
San Diego Public Facilities Financing Authority, Capital Improvement Project, Series 2024A, Rev., 5.00%, 10/15/2041	1,000	1,153
Tobacco Securitization Authority of Northern California, Series 2021 B-1, Rev., 4.00%, 6/1/2049	2,400	2,431
Tobacco Securitization Authority of Southern California, Series 2019 A, Rev., 5.00%, 6/1/2048	1,000	1,034
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Series 2019 A, Rev., 5.00%, 6/1/2038	1,000	1,067
		33,626
Prerefunded—2.1%
California Health Facilities Financing Authority, Sutter Health, Series 2016A, Rev., 5.00%, 11/15/2025 (d)	1,150	1,185
Campbell Union High School District, Election of 2016Series B, GO, 5.00%, 8/1/2026 (d)	2,370	2,485
State of California Department of Water Resources, Central Valley Project, Water System, Series AW, Rev., 5.00%, 12/1/2026 (d)	2,600	2,751
		6,421
Transportation—9.1%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Series 2024B, Rev., AMT, AGM, 4.38%, 7/1/2049	1,000	1,003
California Infrastructure and Economic Development Bank, Academy Of Motion Picture
Series 2023A, Rev., 5.00%, 11/1/2024	275	276
Series 2023A, Rev., 5.00%, 11/1/2034	1,000	1,190
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project, Series 2020 A-4, Rev., AMT, 8.00%, 8/15/2025 (b) (c)	1,300	1,312
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien, Series 2018A, Rev., AMT, 5.00%, 12/31/2028	1,750	1,834
City of Long Beach Harbor
Series C, Rev., AMT, 5.00%, 5/15/2030	2,000	2,022
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	3

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Transportation — continued
Series 2019A, Rev., 5.00%, 5/15/2039	1,425	1,547
City of Los Angeles Department of Airports
Series 2022A, Rev., AMT, 5.00%, 5/15/2034	1,895	2,087
Series 2020A, Rev., 5.00%, 5/15/2039	2,000	2,189
Series 2022B, Rev., 4.00%, 5/15/2041	1,755	1,812
City of Los Angeles Department of Airports, International Airport Subordinate, Series 2018C, Rev., AMT, 5.00%, 5/15/2034	1,250	1,301
Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series 1995A, Rev., Zero Coupon, 1/1/2026 (d)	1,795	1,735
Norman Y Mineta San Jose International Airport SJC, Series 2021A, Rev., AMT, 5.00%, 3/1/2032	2,000	2,184
Port of Los Angeles, Harbor Department, Series 2019B, Rev., 5.00%, 8/1/2026	3,420	3,592
San Diego County Regional Airport Authority, Series 2023B, Rev., AMT, 5.25%, 7/1/2037	1,500	1,681
San Francisco City and County Airport Commission, San Francisco International Airport
Series 2019A, Rev., AMT, 5.00%, 5/1/2037	1,500	1,586
Series 2020A, Rev., AMT, 5.00%, 5/1/2037	545	582
		27,933
Utility—9.2%
California Community Choice Financing Authority, Clean Energy Project
Series 2023 G-1, Rev., 5.25%, 4/1/2030 (b)	2,175	2,345
Series 2024 A, Rev., 5.00%, 4/1/2032 (b)	2,000	2,165
City of Glendale, Electric, Series 2024, Rev., 5.00%, 2/1/2054	3,000	3,293
Los Angeles Department of Water and Power, Power System
Series 2022C, Rev., 5.00%, 7/1/2038	2,410	2,751
Series 2020B, Rev., 5.00%, 7/1/2039	2,000	2,223
Series 2023E, Rev., 5.00%, 7/1/2040	1,825	2,097
Series 2023 D, Rev., 5.00%, 7/1/2041	5,000	5,693
Los Angeles Department of Water and Power, Water System, Series 2021 B, Rev., 5.00%, 7/1/2051	2,500	2,698
INVESTMENTS	Principal Amount ($000)	Value ($000)

Utility — continued
Sacramento Municipal Utility District, Electric, Series 2023K, Rev., 5.00%, 8/15/2041	1,200	1,373
Southern California Public Power Authority, Series 2024-1, Rev., 5.00%, 7/1/2044	3,000	3,425
		28,063
Water & Sewer—11.6%
California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund, Rev., 4.00%, 10/1/2040	3,000	3,159
City of Bakersfield, Wastewater, Series 2015A, Rev., 5.00%, 9/15/2031	2,000	2,047
City of Los Angeles, Wastewater System
Series 2018A, Rev., 5.00%, 6/1/2034	1,000	1,074
Series 2018A, Rev., 5.00%, 6/1/2035	1,500	1,610
City of San Francisco, Public Utilities Commission Water
Series 2020, Subseries C-10, Rev., 4.00%, 11/1/2040	2,650	2,783
Series 2023AB, Subseries A, Rev., 5.00%, 11/1/2041	1,850	2,121
East Bay Municipal Utility District, Water System, Series 2024 A, Rev., 5.00%, 6/1/2049	2,750	3,072
Eastern Municipal Water District, Water and Wastewater, Series 2016A, Rev., 5.00%, 7/1/2035	2,885	2,990
Goleta Water District
Series 2023A, Rev., 5.00%, 9/1/2025	300	307
Series 2023A, Rev., 5.00%, 9/1/2027	450	481
Series 2023A, Rev., 5.00%, 9/1/2029	260	289
Series 2023A, Rev., 5.00%, 9/1/2031	335	383
Series 2023A, Rev., 5.00%, 9/1/2034	175	205
Metropolitan Water District of Southern California, Series 2024 B3, Rev., 5.00%, 7/1/2031 (b)	1,000	1,123
Metropolitan Water District of Southern California, Waterworks, Series 2024 B2, Rev., 5.00%, 7/1/2029 (b)	2,225	2,410
Metropolitan Water District of Southern California, Waterworks, Series 2020C, Rev., 5.00%, 7/1/2040	1,500	1,663
Ontario Public Financing Authority, Series 2024A, Rev., 5.00%, 8/1/2049	1,000	1,112
San Francisco City and County Public Utilities Commission Wastewater
Series 2018B, Rev., 5.00%, 10/1/2026	1,075	1,134
Series 2018B, Rev., 5.00%, 10/1/2036	1,675	1,796
Southern California Water Replenishment District, Rev., 5.00%, 8/1/2038	1,250	1,342
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Water & Sewer — continued
State of California Department of Water Resources, Central Valley Project, Series BF, Rev., 5.00%, 12/1/2035	2,000	2,352
State of California Department of Water Resources, Central Valley Project, Water System, Series 2023A, Rev., 5.00%, 6/1/2042	1,665	1,862
		35,315
Total California		253,151
Florida—0.1%
Transportation—0.1%
Florida Development Finance Corp., Brightline Florida Passenger Rail Project, Series 2024, Rev., AMT, 5.50%, 7/1/2053	250	259
Georgia—1.5%
Utility—1.5%
Main Street Natural Gas, Inc., Gas Supply
Series 2022B, Rev., 5.00%, 6/1/2029 (b)	2,000	2,106
Series 2024 A, Rev., 5.00%, 9/1/2031 (b)	1,150	1,242
Series 2024B, Rev., 5.00%, 3/1/2032 (b)	1,250	1,355
		4,703
Kentucky—1.5%
Industrial Development Revenue/Pollution Control Revenue—0.5%
County of Knott, Solid Waste Water Project, Series 2024, Rev., AMT, 4.00%, 4/1/2025 (b) (c)	1,500	1,503
Utility—1.0%
Kentucky Public Energy Authority, Series 2024B, Rev., 5.00%, 8/1/2032 (b)	2,750	2,986
Total Kentucky		4,489
Ohio—0.8%
Other Revenue—0.1%
Buckeye Tobacco Settlement Financing Authority, Series 2020B-3, Rev., Zero Coupon, 6/1/2057	3,215	291
Transportation—0.4%
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project, Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,000	1,028
Utility—0.3%
Ohio Air Quality Development Authority, Duke Energy Corp., Series 2022A, Rev., AMT, 4.25%, 6/1/2027 (b)	1,000	1,015
Total Ohio		2,334
INVESTMENTS	Principal Amount ($000)	Value ($000)

Utility — continued
Pennsylvania—0.4%
Other Revenue—0.4%
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 2024-146A, Rev., 6.25%, 10/1/2054	1,000	1,118
Puerto Rico—1.0%
Other Revenue—1.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax
Series A-1, Rev., Zero Coupon, 7/1/2046	3,000	1,006
Series A-1, Rev., 4.75%, 7/1/2053	1,000	991
Series A-2, Rev., 4.78%, 7/1/2058	1,000	987
		2,984
South Dakota—0.2%
Utility—0.2%
South Dakota Housing Development Authority, Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055 (e)	500	567
Wisconsin—0.3%
Industrial Development Revenue/Pollution Control Revenue—0.3%
Wisconsin Housing and Economic Development Authority Home Ownership, Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	990	1,087
Total Municipal Bonds (Cost $269,091)		273,395
	Shares (000)
Short-Term Investments—11.2%
Investment Companies—11.2%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.24% (f) (g)(Cost $34,224)	34,222	34,225
Total Investments—100.8% (Cost $303,315)		307,620
Liabilities in Excess of Other Assets—(0.8)%		(2,448)
Net Assets—100.0%		305,172

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	5

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue
TRAN	Tax & Revenue Anticipation Note

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2024.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is prerefunded or escrowed to maturity.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2024.
Futures contracts outstanding as of August 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	182	12/31/2024	USD	37,772	6
U.S. Treasury 5 Year Note	43	12/31/2024	USD	4,702	(7)
					(1)
Short Contracts
U.S. Treasury Ultra Bond	(36)	12/19/2024	USD	(4,724)	75
					74

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Municipal Bond Funds	August 31, 2024

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 92.9% (a)
Alabama — 1.1%
Black Belt Energy Gas District, Gas Project Series 2022B-1, Rev., 4.00%, 10/1/2027 (b)	8,455	8,515
County of Jefferson sewer
Series 2024, Rev., 5.00%, 10/1/2035	2,000	2,244
Series 2024, Rev., 5.00%, 10/1/2039	4,000	4,398
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024 A, Rev., AMT, 5.00%, 6/1/2054	1,000	1,039
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (b)	6,705	6,715
Total Alabama		22,911
Alaska — 0.1%
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021 B-2, Class 2, Rev., Zero Coupon, 6/1/2066	10,385	1,399
Arizona — 2.9%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2022A, Rev., 5.00%, 11/1/2034	1,550	1,737
Series 2022A, Rev., 5.00%, 11/1/2035	1,875	2,089
Series 2022A, Rev., 5.00%, 11/1/2036	1,775	1,968
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project
Series 2019A, Rev., 5.00%, 1/1/2025	1,800	1,770
Series 2019A, Rev., 5.00%, 1/1/2026	1,875	1,782
Series 2019A, Rev., 5.00%, 1/1/2027	1,850	1,692
Series 2019A, Rev., 5.00%, 1/1/2028	1,500	1,333
Series 2019A, Rev., 5.00%, 1/1/2029	660	569
Series 2019A, Rev., 5.00%, 1/1/2030	3,670	3,074
Series 2019A, Rev., 4.00%, 1/1/2031	4,100	3,167
Series 2019A, Rev., 4.00%, 1/1/2032	4,265	3,152
Series 2019A, Rev., 4.00%, 1/1/2033	4,440	3,214
Series 2019A, Rev., 5.00%, 1/1/2034	1,770	1,349
Series 2019A, Rev., 5.00%, 1/1/2035	2,285	1,712
Series 2019A, Rev., 5.00%, 1/1/2036	1,835	1,343
Series 2019A, Rev., 5.00%, 1/1/2037	500	358
Series 2019A, Rev., 5.00%, 1/1/2038	500	356
Series 2019A, Rev., 4.25%, 1/1/2039	545	351
Series 2019A, Rev., 4.25%, 1/1/2040	1,320	835
Series 2019A, Rev., 5.00%, 1/1/2043	1,750	1,179
City of Glendale Series 2024, GO, 5.00%, 7/1/2044 (c)	1,000	1,117
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2028	700	737
Series 2018A, Rev., 5.00%, 7/1/2029	1,300	1,367
Industrial Development Authority of the County of Pima (The), La Posada at Pusch Ridge Project Series 2022B-3, Rev., 5.13%, 11/15/2029 (d)	4,000	4,039
Maricopa County Industrial Development Authority, Banner Health Series A, Rev., 4.00%, 1/1/2041	1,650	1,636
Maricopa County Industrial Development Authority, Honorhealth Series 2019A, Rev., 5.00%, 9/1/2037	1,250	1,316
Maricopa County Industrial Development Authority, HonorHealth Series 2019A, Rev., 5.00%, 9/1/2034	1,000	1,061
Maricopa County Industrial Development Authority, Ottawa University Rev., 5.13%, 10/1/2030 (d)	215	214
Maricopa County Industrial Development Authority, Valley Christian Schools Project Series 2023A, Rev., 6.00%, 7/1/2043 (d)	940	970
Pima County Unified School District No. 1 Tucson, Project Of 2023 Series 2024 A, GO, AGM, 5.00%, 7/1/2036	1,000	1,148
Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund Rev., 5.25%, 7/1/2025	1,000	1,005
Salt River Project Agricultural Improvement and Power District, Arizona Electric System
Series 2017A, Rev., 5.00%, 1/1/2033	3,000	3,195
Series 2017A, Rev., 5.00%, 1/1/2034	6,000	6,377
Scottsdale Municipal Property Corp., Excise Tax Rev., 5.00%, 7/1/2026	1,570	1,637
Total Arizona		58,849
California — 5.9%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series 2024B, Rev., AMT, AGM, 4.38%, 7/1/2049	1,035	1,038
California Community Choice Financing Authority, Clean Energy Project Series 2021B-1, Rev., 4.00%, 8/1/2031 (b)	19,915	20,245
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2027	400	418
Series 2020 B-2, Rev., Zero Coupon, 6/1/2055	10,000	1,968
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	7

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2020 A-4, Rev., AMT, 8.00%, 8/15/2025 (b) (d)	8,380	8,460
California Municipal Finance Authority, Community Medical Center
Series 2017A, Rev., 5.00%, 2/1/2028	900	935
Series 2017A, Rev., 5.00%, 2/1/2029	1,250	1,298
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien Series 2018A, Rev., AMT, AGM, 3.25%, 12/31/2032	11,235	10,727
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project
Rev., AMT, 5.00%, 7/1/2036 (d)	1,095	1,213
Rev., AMT, 5.00%, 7/1/2037 (d)	1,100	1,211
Rev., AMT, 5.00%, 11/21/2045 (d)	1,000	1,063
Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project Series 1999A, COP, AMBAC, Zero Coupon, 8/1/2025	10,445	10,191
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2015A, Rev., 5.00%, 6/1/2025 (e)	4,000	4,075
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	20,000	2,326
Grossmont-Cuyamaca Community College District, Election of 2002 Series 2008C, GO, AGC, Zero Coupon, 8/1/2026	19,585	18,568
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/1/2033	1,000	706
GO, Zero Coupon, 7/1/2036	1,150	705
GO, Zero Coupon, 7/1/2037	1,950	1,140
GO, Zero Coupon, 7/1/2041	1,250	609
Mountain View-Los Altos Union High School District, Election of 2010 Series C, GO, Zero Coupon, 8/1/2027	1,000	920
River Islands Public Financing Authority, Facilities District No. 2003 Series 2022A-1, AGM, 5.00%, 9/1/2042	1,000	1,088
San Diego County Regional Airport Authority Series 2021 B, Rev., AMT, 5.00%, 7/1/2051	5,180	5,369
San Jose Evergreen Community College District
Series C, GO, 4.00%, 9/1/2042	2,000	2,061
Series C, GO, 4.00%, 9/1/2045	1,250	1,268
Santa Clara County Financing Authority, Multiple Facilities Projects Series 2015P, Rev., 5.00%, 5/15/2029	8,400	8,535
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Southern California Public Power Authority, Southern Transmission System Renewal Project Series 2023-1A, Rev., 5.25%, 7/1/2053	7,000	7,879
State of California, Various Purpose GO, 5.00%, 8/1/2028	5,250	5,736
West Hills Community College District GO, AGM, 4.00%, 8/1/2037	1,650	1,714
Total California		121,466
Colorado — 3.7%
Canyon Pines Metropolitan District Special Improvement District No. 1 Series 2021A-2, 3.75%, 12/1/2040	818	674
City and County of Denver, Airport System
Series 2018A, Rev., AMT, 5.00%, 12/1/2035	18,390	19,269
Series 2022A, Rev., AMT, 5.00%, 11/15/2037	8,750	9,500
Series 2022A, Rev., AMT, 5.50%, 11/15/2038	5,000	5,684
Series 2022B, Rev., 5.00%, 11/15/2040	1,000	1,125
Series 2022B, Rev., 5.00%, 11/15/2041	1,220	1,372
Series 2022A, Rev., AMT, 5.50%, 11/15/2042	6,000	6,679
Clear Creek Transit Metropolitan District No. 2, Limited Tax Series 2021A, GO, 5.00%, 12/1/2041	574	497
Colorado Bridge and Tunnel Enterprise Series 2024 A, Rev., AGM, 5.25%, 12/1/2049	1,615	1,799
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project Rev., 5.00%, 12/1/2040 (d)	555	533
Colorado Health Facilities Authority, Children's Hospital Colorado Project Series 2019A-2, Rev., 5.00%, 8/1/2039	1,225	1,291
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019A-2, Rev., 5.00%, 8/1/2030	2,055	2,218
Series 2019A-2, Rev., 5.00%, 8/1/2031	1,000	1,077
Series 2019A-2, Rev., 5.00%, 8/1/2032	2,000	2,150
Colorado Health Facilities Authority, School Health System Series 2019A, Rev., 4.00%, 1/1/2037	2,605	2,643
Denver Health and Hospital Authority
Series 2019A, Rev., 5.00%, 12/1/2031	1,400	1,462
Series 2019A, Rev., 5.00%, 12/1/2032	3,645	3,803
Series 2019A, Rev., 4.00%, 12/1/2037	2,540	2,414
Dominion Water and Sanitation District
Rev., 5.00%, 12/1/2027	1,095	1,112
Rev., 5.25%, 12/1/2032	1,905	1,976
Peak Metropolitan District No. 1
Series 2021A, GO, 4.00%, 12/1/2035 (d)	500	445
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Series 2021A, GO, 5.00%, 12/1/2041 (d)	500	464
Series 2021A, GO, 5.00%, 12/1/2051 (d)	550	480
Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.00%, 12/1/2040	750	751
Rocky Mountain Rail Park Metropolitan District, Limited Tax
Series 2021A, GO, 5.00%, 12/1/2031 (d)	750	674
Series 2021A, GO, 5.00%, 12/1/2041 (d)	750	531
State of Colorado Series 2021A, COP, 4.00%, 12/15/2039	3,100	3,166
Third Creek Metropolitan District No. 1, Limited Tax Series 2022A-1, GO, 4.75%, 12/1/2051	1,515	1,231
Verve Metropolitan District No. 1 GO, 5.75%, 12/1/2033	2,000	1,966
Total Colorado		76,986
Connecticut — 0.4%
City of Stamford, Water Pollution Control System and Facility
Series 2013A, Rev., 5.00%, 8/15/2025	350	351
Series 2013A, Rev., 5.00%, 8/15/2029	300	300
Stamford Housing Authority, The Dogwoods Project Rev., BAN, 11.00%, 12/1/2027 (d)	7,150	6,972
Total Connecticut		7,623
Delaware — 0.1%
Delaware State Economic Development Authority, Newark Charter School, Inc., Project Rev., 5.00%, 9/1/2040	1,550	1,610
District of Columbia — 1.6%
District of Columbia
Series 2015A, GO, 5.00%, 6/1/2031	5,000	5,075
Series 2015A, GO, 5.00%, 6/1/2036	7,275	7,372
Washington Metropolitan Area Transit Authority Series 2017B, Rev., 5.00%, 7/1/2032	5,750	6,030
Washington Metropolitan Area Transit Authority Dedicated, Sustainability Climate Transition Bonds Series 2024 A, Rev., 4.38%, 7/15/2059	14,690	14,584
Total District of Columbia		33,061
Florida — 2.4%
Capital Trust Agency, Inc., Legends Academy Project Series 2021A, Rev., 5.00%, 12/1/2045 (d)	1,445	1,127
City of Jacksonville, Health Care Facilities, Brooks Rehabilitation Project Rev., 4.00%, 11/1/2045	6,500	5,990
City of Miami Series 2024A, Rev., 5.50%, 1/1/2049	2,500	2,847
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
County of Miami-Dade Rev., Zero Coupon, 10/1/2040	5,000	2,585
County of Miami-Dade, Building Better Communities Program Series 2016A, GO, 5.00%, 7/1/2034	5,355	5,559
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.50%, 7/1/2053	2,000	2,074
Florida Development Finance Corp., Idea Florida, Inc., Jacksonville IV Project Rev., 5.25%, 6/15/2029 (d)	1,000	1,014
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024C, Rev., 5.00%, 11/15/2029 (c)	3,075	3,403
Lee County School Board (The) Series 2023A, COP, 5.00%, 8/1/2042	6,725	7,370
Middleton Community Development District A, City of Wildwood, Florida Special Assessment 5.85%, 5/1/2037	750	796
Okaloosa County School Board COP, AGC, 5.00%, 10/1/2049	9,500	10,302
State of Florida Department of Transportation Series 2023, Rev., 5.00%, 7/1/2039	4,735	5,282
Village Community Development District No. 15 4.85%, 5/1/2038 (d)	1,000	1,030
Total Florida		49,379
Georgia — 4.3%
Bartow County Development Authority, Georgia Power Co. Plant Series 2009-1, Rev., 3.95%, 3/8/2028 (b)	2,000	2,069
Brookhaven Urban Redevelopment Agency Series 2023A, Rev., 5.00%, 7/1/2039	1,415	1,619
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	5,500	5,808
Fayette County Development Authority, United States Soccer Federation, Inc. Project Series 2024, Rev., 5.00%, 10/1/2042	1,100	1,184
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project
Rev., RAN, 5.00%, 10/15/2030	2,105	2,333
Rev., RAN, 5.00%, 10/15/2034	1,880	2,154
George L Smith II Congress Center Authority, Convention Center Hotel Second Series 2021B, Rev., 3.63%, 1/1/2031 (d)	1,170	1,113
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects
Rev., 3.00%, 6/15/2032	1,175	1,108
Rev., 4.00%, 6/15/2037	1,500	1,519
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	9

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Rev., 4.00%, 6/15/2039	1,785	1,787
Georgia Ports Authority Series 2022, Rev., 4.00%, 7/1/2040	4,000	4,090
Georgia State Road and Tollway Authority, Managed Lane System Series 2021A, Rev., GTD, 4.00%, 7/15/2039	2,000	2,089
Henry County, Water and Sewerage Authority Rev., AGM - CR, BHAC - CR, NATL - RE, 5.25%, 2/1/2028	5,000	5,448
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2028 (b)	2,500	2,530
Series 2022B, Rev., 5.00%, 6/1/2029 (b)	28,490	30,000
Series 2023B, Rev., 5.00%, 3/1/2030 (b)	9,430	10,049
Series 2023A, Rev., 5.00%, 6/1/2030 (b)	1,175	1,249
Series 2024 A, Rev., 5.00%, 9/1/2031 (b)	10,690	11,548
Total Georgia		87,697
Idaho — 0.4%
Idaho Housing and Finance Association, Federal Highway Trust
Series 2015A, Rev., 5.00%, 7/15/2025	2,550	2,597
Series 2015A, Rev., 5.00%, 7/15/2026	4,800	4,997
Total Idaho		7,594
Illinois — 8.9%
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.00%, 1/1/2029	3,315	3,542
Series 2023A, Rev., AMT, 5.00%, 1/1/2030	1,455	1,570
Series 2023A, Rev., AMT, 5.75%, 1/1/2048	1,000	1,113
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2024 B, Rev., 5.00%, 1/1/2048 (c)	2,000	2,156
Series 2024 B, Rev., 5.50%, 1/1/2059 (c)	3,000	3,328
City of Chicago, Waterworks, Second Lien
Rev., 5.00%, 11/1/2027	1,000	1,002
Series 2023B, Rev., AGM, 5.00%, 11/1/2039	3,160	3,485
City of Springfield, Electric System, Senior Lien Rev., AGM, 3.50%, 3/1/2030	3,500	3,504
Cook County Community Consolidated School District No. 15 Palatine GO, 4.00%, 12/1/2041	750	756
County of Cook, Sales Tax Rev., 5.00%, 11/15/2031	3,600	3,799
DuPage & Cook Counties, Community Unit School District No. 205 Elmhurst Series 2022, GO, 4.00%, 9/15/2042	1,060	1,034
Illinois Finance Authority, University Of Chicago Series 2024 A, Rev., 5.00%, 4/1/2031	7,100	8,046
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Illinois Housing Development Authority Series 2024 E, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	3,320	3,713
Park Ridge Park District Series 2023B, GO, 4.00%, 12/1/2042	1,030	1,032
Sales Tax Securitization Corp.
Series 2018C, Rev., 5.50%, 1/1/2030	18,250	20,071
Series 2018C, Rev., 5.50%, 1/1/2032	22,820	24,896
Series 2018C, Rev., 5.25%, 1/1/2034	13,520	14,531
Series 2018C, Rev., 5.25%, 1/1/2035	9,000	9,657
State of Illinois
Series 2017D, GO, 5.00%, 11/1/2024	15,715	15,756
GO, 5.00%, 2/1/2026	4,900	5,035
Series 2017D, GO, 5.00%, 11/1/2026	5,175	5,397
Series 2022B, GO, 5.00%, 10/1/2032	18,000	20,282
Series 2022A, GO, 5.00%, 3/1/2034	5,765	6,407
Series 2022A, GO, 5.00%, 3/1/2035	12,000	13,281
Series 2019C, GO, 4.00%, 11/1/2042	5,880	5,694
Series 2023B, GO, 5.50%, 5/1/2047	1,125	1,235
Village of Bolingbrook, Will and Dupage Counties, Special Service Areas Numbers 2001-1, 2001-2, 2001-3, and 2002-1 Rev., AGM, 4.00%, 3/1/2028	995	1,019
Will County Community Unit School District No. 365-U Valley View GO, 3.00%, 7/1/2036	1,700	1,594
Total Illinois		182,935
Indiana — 1.4%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (d)	750	638
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 5.25%, 11/1/2040 (d)	4,560	3,818
City of Rockport, Indiana Michigan Power Co. Project Series 2009A, Rev., 3.05%, 6/1/2025	11,600	11,539
City of Valparaiso, Green Oaks of Valparaiso Project Rev., 5.38%, 12/1/2041 (d)	1,550	1,269
Indiana Finance Authority, CHF- Tippecanoe LLC- Student Housing Project
Series 2023A, Rev., 5.00%, 6/1/2038	400	428
Series 2023A, Rev., 5.00%, 6/1/2053	210	217
Indiana Finance Authority, Goshen Health
Series 2019A, Rev., 4.00%, 11/1/2036	230	225
Series 2019A, Rev., 4.00%, 11/1/2037	335	329
Series 2019A, Rev., 4.00%, 11/1/2038	340	332
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
Series 2019A, Rev., 4.00%, 11/1/2039	355	345
Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021A, Rev., 5.25%, 4/1/2041 (d)	1,875	1,574
Indiana Housing and Community Development Authority, Vita of New Whiteland Project Rev., 6.75%, 1/1/2043	5,000	5,096
Whitley County Multi School Building Corp., Ad Valorem Property Tax Rev., 5.00%, 7/15/2038	3,200	3,442
Total Indiana		29,252
Iowa — 0.1%
Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project
Rev., 4.00%, 9/1/2025	115	113
Rev., 5.00%, 9/1/2026	85	84
Rev., 5.00%, 9/1/2028	200	194
Rev., 5.00%, 9/1/2030	110	105
Rev., 5.00%, 9/1/2031	100	95
Rev., 5.00%, 9/1/2036	440	398
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Class 2, Rev., Zero Coupon, 6/1/2065	3,500	544
Total Iowa		1,533
Kansas — 0.2%
City of Topeka, Kansas Health Care Facilities Series 2022A, Rev., 5.75%, 12/1/2033	475	495
Johnson and Miami Counties Unified School District No. 230 Spring Hills Series 2018A, GO, 4.00%, 9/1/2033	2,965	3,027
Wyandotte County Unified School District No. 203 Piper Series 2018A, GO, 5.00%, 9/1/2039	1,240	1,310
Total Kansas		4,832
Kentucky — 2.9%
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	5,220	5,243
County of Carroll, Kentucky Environmental Facilities
Series 2008A, Rev., AMT, 2.00%, 2/1/2032	11,025	9,298
Series 2006B, Rev., AMT, 2.13%, 10/1/2034	7,440	6,008
County of Knott, Solid Waste Water Project Series 2024, Rev., AMT, 4.00%, 4/1/2025 (b) (d)	15,000	15,033
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series 2017B, Rev., 5.00%, 8/15/2028	2,885	3,038
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kentucky — continued
Kentucky Economic Development Finance Authority, CommonSpirit Health Obligated Group
Series 2019A-1, Rev., 5.00%, 8/1/2031	1,250	1,346
Series 2019A-1, Rev., 5.00%, 8/1/2032	1,000	1,075
Kentucky Economic Development Finance Authority, Owensboro Health, Inc.
Series 2017A, Rev., AGM, 4.00%, 6/1/2037	1,750	1,753
Series 2017A, Rev., 5.00%, 6/1/2037	2,795	2,861
Kentucky Public Energy Authority Series 2024B, Rev., 5.00%, 8/1/2032 (b)	12,000	13,030
University of Kentucky, Healthcare Cancer Center Parking Projects Rev., 5.00%, 10/1/2031 (c)	765	866
Total Kentucky		59,551
Louisiana — 0.1%
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2036 (d)	385	371
Series 2021A, Rev., 5.00%, 6/1/2042 (d)	440	405
Series 2021A, Rev., 5.00%, 6/1/2051 (d)	705	616
Total Louisiana		1,392
Maryland — 1.4%
City of Baltimore, Consolidated Public Improvement Series 2017B, GO, 5.00%, 10/15/2027	2,000	2,149
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue
Rev., 4.00%, 7/1/2035	1,000	1,006
Rev., 4.00%, 7/1/2036	1,000	1,004
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2045	1,205	1,234
Washington Suburban Sanitary Commission
Rev., GTD, 4.00%, 6/1/2045	13,035	13,110
Rev., GTD, 4.00%, 6/1/2048	10,870	10,873
Total Maryland		29,376
Massachusetts — 1.3%
Commonwealth of Massachusetts, Consolidated Loan Series E, GO, AMBAC, 5.00%, 11/1/2025	5,000	5,145
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series 2016J, GO, 4.00%, 12/1/2039	13,125	13,147
Massachusetts Bay Transportation Authority Assessment Series 2006A, Rev., 5.25%, 7/1/2025	2,250	2,300
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	11

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Bay Transportation Authority, Sales Tax Series 2006A, Rev., 5.25%, 7/1/2029	5,000	5,635
Massachusetts Development Finance Agency, Boston Medical Center Issue Series 2023G, Rev., 4.38%, 7/1/2052	1,200	1,212
Total Massachusetts		27,439
Michigan — 0.8%
City of Detroit, Unlimited Tax Series 2021A, GO, 5.00%, 4/1/2037	475	512
Michigan Finance Authority, Henry Ford Health System Rev., 4.00%, 11/15/2036	1,900	1,902
Michigan Finance Authority, Trinity Health Credit Group
Series 2016MI, Rev., 5.00%, 12/1/2035	4,600	4,709
Series 2013MI-4, Rev., 4.00%, 12/1/2038	1,000	1,005
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project Rev., AMT, 4.00%, 10/1/2026 (b)	1,125	1,129
State of Michigan Trunk Line Series 2020B, Rev., 4.00%, 11/15/2039	5,280	5,373
West Ottawa Public Schools, Unlimited Tax GO, AGM, 4.00%, 11/1/2039	1,055	1,074
Total Michigan		15,704
Minnesota — 0.5%
City of Minneapolis, Health Care System, Fairview Health Services
Series 2018A, Rev., 4.00%, 11/15/2037	6,230	6,007
Series 2018A, Rev., 4.00%, 11/15/2038	750	717
Series 2018A, Rev., 5.00%, 11/15/2049	1,000	1,009
Minnesota Housing Finance Agency, Residential Housing Series 2024 O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	2,250	2,562
Total Minnesota		10,295
Mississippi — 1.7%
State of Mississippi
Series 2018A, GO, 4.00%, 11/1/2026 (e)	5,030	5,193
Series 2018A, GO, 5.00%, 11/1/2026 (e)	7,595	8,001
Series 2018A, GO, 4.00%, 11/1/2038	21,155	21,244
Total Mississippi		34,438
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — 0.6%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019C, Rev., 4.00%, 2/1/2030	1,500	1,526
Series 2016B, Rev., 5.00%, 2/1/2035	1,000	1,015
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,025
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital
Rev., 5.00%, 9/1/2024	300	300
Rev., 5.00%, 9/1/2028	1,355	1,390
Rev., 5.00%, 9/1/2031	100	102
Kansas City Industrial Development Authority, Airport Terminal Modernization Project Series 2019 B, Rev., AMT, 5.00%, 3/1/2039	4,710	4,879
Kansas City Industrial Development Authority, City International Airport Terminal Modernization Project Series 2019B, Rev., AMT, 5.00%, 3/1/2034	1,800	1,894
Total Missouri		12,131
Montana — 0.1%
County of Gallatin, Bozeman Fiber Project Series 2021A, Rev., 4.00%, 10/15/2036 (d)	2,000	1,758
Nebraska — 0.6%
Douglas County School District No. 001, Omaha Public GO, 4.00%, 12/15/2041	10,000	10,072
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group
Series 2019A, Rev., 4.00%, 1/1/2034	2,000	2,007
Series 2019A, Rev., 4.00%, 1/1/2037	1,000	991
Total Nebraska		13,070
Nevada — 1.0%
Clark County School District, Limited Tax Series 2020A, GO, AGM, 4.00%, 6/15/2039	1,065	1,076
Clark County Water Reclamation District
Series 2023, GO, 5.00%, 7/1/2040	11,105	12,496
Series 2023, GO, 5.00%, 7/1/2041	5,000	5,599
Nye County School District Series 2023, GO, PSF-GTD, 5.00%, 5/1/2035	1,360	1,568
Total Nevada		20,739
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Hampshire — 0.3%
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (d)	2,000	2,000
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023A, Rev., 5.25%, 6/1/2051	4,000	4,353
Total New Hampshire		6,353
New Jersey — 2.6%
New Jersey Economic Development Authority, School Facilities Construction
Series 2019LLL, Rev., 5.00%, 6/15/2034	1,000	1,084
Series 2018EEE, Rev., 5.00%, 6/15/2043	1,255	1,304
New Jersey Economic Development Authority, Transit Transportation Project Series 2020A, Rev., 4.00%, 11/1/2038	3,250	3,278
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series 2018A, Rev., 5.00%, 6/15/2030	9,585	9,886
Series A, Rev., 5.00%, 6/15/2031	11,500	11,836
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2019BB, Rev., 5.00%, 6/15/2032	2,000	2,146
Series 2020AA, Rev., 4.00%, 6/15/2036	2,750	2,810
Series 2022A, Rev., 4.00%, 6/15/2042	3,000	2,961
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2026	6,300	6,466
Series 2018 A, Rev., 5.00%, 6/1/2027	8,005	8,321
Series 2018A, Rev., 4.00%, 6/1/2037	1,260	1,261
Township of North Brunswick, General Improvement GO, 4.00%, 7/1/2039	1,540	1,586
Total New Jersey		52,939
New Mexico — 0.1%
Albuquerque Municipal School District No. 12, School Building GO, 5.00%, 8/1/2035	1,980	2,111
County of Bernalillo Series 1996B, Rev., NATL - RE - IBC, 5.70%, 4/1/2027	510	536
Total New Mexico		2,647
New York — 17.2%
Build NYC Resource Corp., Grand Concourse Academy Charter School
Series 2022A, Rev., 5.00%, 7/1/2042	300	308
Series 2022A, Rev., 5.00%, 7/1/2052	350	355
City of New York, Fiscal Year 2018 Series 2018B-1, GO, 4.00%, 10/1/2041	6,450	6,413
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
City of New York, Fiscal Year 2024 Series 2024A, GO, 4.13%, 8/1/2053	2,000	1,969
Long Island Power Authority, Electric System
Series 2024B, Rev., 3.00%, 9/1/2029 (b)	9,240	9,109
Series 2024B, Rev., 3.00%, 9/1/2031 (b)	9,250	9,133
Series 2018, Rev., 5.00%, 9/1/2034	5,000	5,361
Series 2018, Rev., 5.00%, 9/1/2035	3,000	3,207
Series 2024A, Rev., 5.00%, 9/1/2049	6,000	6,598
Monroe County Industrial Development Corp., Academy of Health Sciences Charter School Project
Series 2022A, Rev., 5.00%, 7/1/2032 (d)	250	258
Series 2022A, Rev., 5.63%, 7/1/2042 (d)	1,385	1,423
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2017 Series 2017EE, Rev., 5.00%, 6/15/2036	5,000	5,245
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020CC-1, Rev., 4.00%, 6/15/2038	14,705	14,962
Series 2020CC-2, Rev., 4.00%, 6/15/2042	5,000	4,999
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2022 Series 2022, Subseries BB-1, Rev., 4.00%, 6/15/2045	17,000	17,002
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019 Series 2019 S-2A, Rev., 4.00%, 7/15/2037	5,000	5,068
New York City Transitional Finance Authority, Future Tax Secured Series C, Rev., 5.00%, 11/1/2033	6,500	6,815
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017
Series 2017 E1, Rev., 5.00%, 2/1/2035	3,000	3,125
Series B, Rev., 5.00%, 8/1/2036	6,445	6,647
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019 A-1, Rev., 5.00%, 8/1/2040	2,100	2,213
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020 Series 2020B-1, Rev., 4.00%, 11/1/2038	3,770	3,840
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021 Series 2021-A, Rev., 4.00%, 11/1/2038	10,575	10,823
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022 Series 2022C, Subseries C-1, Rev., 4.00%, 2/1/2047	7,750	7,662
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	13

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024
Series 2024F, Subseries F-1, Rev., 5.25%, 2/1/2053	1,000	1,107
Series 2024F, Subseries F-1, Rev., 4.25%, 2/1/2054	2,000	2,000
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured
Series B, Rev., Zero Coupon, 11/15/2032	2,000	1,464
Series B, Rev., Zero Coupon, 11/15/2033	2,150	1,506
Series B, Rev., AGM - CR, Zero Coupon, 11/15/2049	9,315	2,824
New York Liberty Development Corp., Secured by Port Authority
Series 1WTC-2021, Rev., AGM - CR, 3.00%, 2/15/2042	3,345	2,860
Series 1WTC-2021, Rev., 2.75%, 2/15/2044	2,000	1,542
New York Liberty Development Corp., World Trade Centre Series 1WTC-2021, Rev., 2.25%, 2/15/2041	4,500	3,268
New York Power Authority, Green Transmission Project
Series 2023 A, Rev., AGM, 5.00%, 11/15/2053	3,000	3,312
Series 2023 A, Rev., AGM, 5.13%, 11/15/2058	3,250	3,602
New York State Dormitory Authority
Series 2024A, Rev., AGM, 5.00%, 10/1/2038	2,000	2,254
Series 2024A, Rev., AGM, 5.00%, 10/1/2039	1,000	1,121
Series 2024A, Rev., 5.50%, 7/1/2054	7,200	8,237
New York State Dormitory Authority, New York University Series 2016A, Rev., 4.00%, 7/1/2043	3,500	3,454
New York State Dormitory Authority, Pace University
Series 2024 A, Rev., 5.25%, 5/1/2030	500	550
Series 2024 A, Rev., 5.25%, 5/1/2037	875	989
Series 2024 A, Rev., 5.25%, 5/1/2038	900	1,013
Series 2024 A, Rev., 5.50%, 5/1/2049	1,275	1,402
New York State Dormitory Authority, Personal Income Tax Series 2019D, Rev., 4.00%, 2/15/2047	1,500	1,475
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2021 E, Rev., 4.00%, 3/15/2042	7,000	7,008
Series 2020A, Rev., 4.00%, 3/15/2047	18,070	17,761
New York State Dormitory Authority, State Sales Tax
Series 2018C, Rev., 5.00%, 3/15/2036	8,020	8,511
Series 2018E, Rev., 5.00%, 3/15/2038	2,000	2,131
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution Series 2021A, Rev., 4.00%, 6/15/2038	7,515	7,877
New York State Thruway Authority Series O, Rev., 4.00%, 1/1/2043	3,900	3,844
New York State Thruway Authority, Personal Income Tax Series 2022 A, Rev., 5.00%, 3/15/2042	12,000	13,291
New York State Urban Development Corp., State Sales Tax
Series 2019A, Rev., 5.00%, 3/15/2039	13,555	14,643
Series 2019 A, Rev., 4.00%, 3/15/2042	10,080	10,081
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2025	5,000	5,017
Rev., AMT, 5.00%, 1/1/2029	1,400	1,458
Series 2018, Rev., AMT, 5.00%, 1/1/2031	3,500	3,622
Rev., AMT, 5.00%, 1/1/2034	9,885	10,194
Rev., AMT, 5.00%, 10/1/2035	3,920	4,121
Rev., AMT, 5.00%, 10/1/2040	5,350	5,527
Rev., AMT, 4.38%, 10/1/2045	1,690	1,626
New York Transportation Development Corp., JFK International Airport New Terminal One Project
Series 2023, Rev., AMT, AGM, 5.50%, 6/30/2042	1,750	1,919
Series 2023, Rev., AMT, AGM, 5.50%, 6/30/2043	2,250	2,460
Series 2023, Rev., AMT, AGM, 5.50%, 6/30/2044	2,250	2,453
Series 2023, Rev., AMT, AGM, 5.00%, 6/30/2049	1,500	1,562
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project Series 2024, Rev., AMT, AGM, 5.00%, 6/30/2049	1,500	1,577
Port Authority of New York and New Jersey, Consolidated
Series 223, Rev., AMT, 4.00%, 7/15/2039	2,975	2,980
Series 93, Rev., 6.13%, 6/1/2094	12,000	12,015
Sherburne Earlville Central School District GO, BAN, 4.50%, 7/18/2025	1,500	1,515
Triborough Bridge and Tunnel Authority
Series 2018D, Rev., 4.00%, 11/15/2038	4,000	4,063
Series 2024B, Subseries B-1, Rev., 5.25%, 5/15/2054	2,500	2,771
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2012B, Rev., Zero Coupon, 11/15/2032	8,860	6,670
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2024C, Rev., 5.00%, 11/15/2035	3,500	4,126
Utility Debt Securitization Authority Rev., 5.00%, 12/15/2037	5,250	5,366
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 5.00%, 7/1/2041 (d)	10,450	10,662
Westchester County Local Development Corp., The Bethel Methodist Home D/B/A, The Knolls Project Series 2020A, Rev., 5.00%, 7/1/2040	1,000	879
Total New York		354,245
North Carolina — 1.4%
City of Asheville Water System Series 2024, Rev., 5.00%, 8/1/2041 (c)	1,495	1,703
County of Buncombe
Series 2024B, Rev., 5.00%, 6/1/2041	1,250	1,424
Series 2024B, Rev., 5.00%, 6/1/2042	1,500	1,698
County of Johnston Water and Sewer System Series 2024, Rev., 4.00%, 4/1/2054	1,250	1,230
State of North Carolina Rev., 5.00%, 3/1/2033	15,345	16,696
Town of Fuquay-Varina Combined Utilities
Series 2024B, Rev., 5.00%, 2/1/2034	1,125	1,330
Series 2024B, Rev., 5.00%, 2/1/2036	1,210	1,414
Series 2024B, Rev., 5.00%, 2/1/2038	1,330	1,540
Series 2024B, Rev., 5.00%, 2/1/2040	1,000	1,143
Total North Carolina		28,178
Ohio — 2.9%
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 4.00%, 6/1/2038	4,000	4,006
Series 2020B-2, Rev., 5.00%, 6/1/2055	6,500	5,973
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	20,400	1,848
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (d)	9,105	9,358
Ohio Housing Finance Agency, Mortgage- Backed Securities Program Series 2023 B, Rev., GNMA / FNMA / FHLMC COLL, 6.00%, 3/1/2055	1,000	1,109
Ohio Water Development Authority, Drinking Water Assistance
Series 2024 A, Rev., 5.00%, 12/1/2041	2,500	2,847
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Series 2024 A, Rev., 5.00%, 12/1/2043	1,750	1,968
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2019A, Rev., 5.00%, 6/1/2029	16,390	18,086
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project
Series 2024B, Rev., 5.00%, 12/1/2041	875	966
Series 2024B, Rev., 5.00%, 12/1/2042	1,000	1,098
Series 2024B, Rev., 5.00%, 12/1/2044	900	981
State of Ohio, Children's Hospital Medical Center of Akron Series 2024 A, Rev., 5.25%, 8/15/2048	1,000	1,108
State of Ohio, University Hospitals Health System, Inc. Series 2021E, Rev., 4.00%, 1/15/2038	1,700	1,710
University of Cincinnati Series 2024A, Rev., 5.25%, 6/1/2049	8,500	9,333
Total Ohio		60,391
Oklahoma — 0.1%
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., 5.00%, 8/15/2025	800	802
University of Oklahoma (The) Series 2024A, Rev., 5.00%, 7/1/2043	2,000	2,227
Total Oklahoma		3,029
Oregon — 0.3%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	7,000	4,447
Multnomah County School District No. 40
Series A, GO, Zero Coupon, 6/15/2034	1,250	879
Series A, GO, Zero Coupon, 6/15/2036	1,000	631
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc. Series 2022, Rev., 5.00%, 7/1/2047	1,000	993
Total Oregon		6,950
Pennsylvania — 3.3%
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group
Series 2018A, Rev., 5.00%, 4/1/2028	7,000	7,432
Series 2018A, Rev., 5.00%, 4/1/2030	5,000	5,302
Series 2018A, Rev., 5.00%, 4/1/2031	3,800	3,997
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2025	1,875	1,901
Rev., 5.00%, 6/1/2026	1,120	1,159
Rev., 5.00%, 6/1/2028	2,620	2,809
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	15

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Rev., 5.00%, 6/1/2029	1,120	1,200
County of Delaware Series 2024, GO, 5.00%, 8/1/2042	1,475	1,628
Erie City Water Authority Series 2019B, Rev., AGM, 5.00%, 12/1/2032	1,235	1,361
Lancaster County Hospital Authority, Health Center, Masonic Villages Project Series 2015, Rev., 5.00%, 11/1/2028	1,215	1,228
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 4.00%, 9/1/2038	2,950	2,955
Montgomery County Industrial Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2020C, Rev., 4.00%, 11/15/2043	300	290
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (b)	12,050	12,342
Northampton County General Purpose Authority, St. Luke's Hospital Obligated Group Series 2024A-1, Rev., 5.25%, 8/15/2053	5,910	6,424
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges Rev., AMT, AGM, 5.00%, 12/31/2057	5,645	5,881
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2024-146A, Rev., 6.25%, 10/1/2054	1,000	1,118
Pennsylvania Turnpike Commission, Subordinate
Series 2021B, Rev., 4.00%, 12/1/2038	1,500	1,524
Series 2021B, Rev., 4.00%, 12/1/2039	2,250	2,270
Series 2023, Rev., 5.00%, 12/1/2040	1,000	1,116
Philadelphia Authority for Industrial Development, Holy Family University Project Series 2023, Rev., 5.50%, 9/1/2037	2,135	2,377
School District of the City of Erie (The), Limited Tax Series 2019A, GO, AGM, 4.00%, 4/1/2033	1,150	1,178
Wilkes-Barre Area School District GO, 3.75%, 4/15/2044	1,500	1,425
Total Pennsylvania		66,917
Puerto Rico — 1.0%
Puerto Rico Public Finance Corp. Series 2001E, Rev., AGC - ICC, AGM - CR, 6.00%, 8/1/2026 (e)	10,000	10,577
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2027	5,000	4,494
Series A-1, Rev., 4.75%, 7/1/2053	6,000	5,943
Total Puerto Rico		21,014
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Rhode Island — 0.2%
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	5,000	5,005
South Carolina — 0.1%
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group Series 2024 A, Rev., 5.50%, 11/1/2054	1,000	1,115
South Carolina Public Service Authority, Santee Cooper Series 2024 B, Rev., AGM, 5.00%, 12/1/2049	1,500	1,622
Total South Carolina		2,737
Tennessee — 5.8%
Knox County Health Educational and Housing Facility Board, East Tennessee Children's Hospital Rev., 4.00%, 11/15/2043	6,145	5,824
Metropolitan Government of Nashville and Davidson County GO, 4.00%, 7/1/2036	24,290	24,660
Metropolitan Nashville Airport Authority (The)
Series 2022B, Rev., AMT, 5.50%, 7/1/2041	1,875	2,087
Series 2022B, Rev., AMT, 5.50%, 7/1/2042	2,000	2,218
Series 2022B, Rev., AMT, 5.25%, 7/1/2047	9,470	10,095
Metropolitan Nashville Airport Authority (The), Subordinate Airport
Series 2019A, Rev., 5.00%, 7/1/2049	1,680	1,768
Series 2019B, Rev., AMT, 5.00%, 7/1/2054	5,000	5,123
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2024B, Rev., 5.00%, 9/1/2029 (b)	3,605	3,876
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.75%, 10/1/2049	2,420	1,725
Series 2019A, Rev., 5.75%, 10/1/2054	4,280	2,963
Series 2019A, Rev., 5.75%, 10/1/2059	1,240	845
Tennergy Corp., Gas Supply Series 2021 A, Rev., 4.00%, 9/1/2028 (b)	10,300	10,377
Tennessee Energy Acquisition Corp., Gas Project
Series 2018, Rev., 4.00%, 11/1/2025 (b)	33,150	33,222
Series 2023A-1, Rev., 5.00%, 5/1/2028 (b)	14,065	14,657
Total Tennessee		119,440
Texas — 6.1%
Austin Independent School District, Unlimited Tax Series 2023, GO, 5.00%, 8/1/2040	3,000	3,360
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Barbers Hill Independent School District, Unlimited Tax Series 2022, GO, PSF-GTD, 5.00%, 2/15/2042	4,525	4,958
Central Texas Regional Mobility Authority, Senior Lien Series 2021B, Rev., 4.00%, 1/1/2041	1,000	1,001
Central Texas Turnpike System, First Tier
Series 2024 B, Rev., 5.00%, 5/15/2030 (b)	2,000	2,166
Series 2024 A, Rev., 5.00%, 8/15/2032	1,000	1,137
Central Texas Turnpike System, Second Tier
Series 2024 C, Rev., 5.00%, 8/15/2032	3,000	3,388
Series 2024 C, Rev., 5.00%, 8/15/2034	2,040	2,336
City of Dallas Housing Finance Corp., Rosemont At Ash Creek Apartments Series 2023, Rev., FHA, 5.00%, 12/1/2025 (b)	1,375	1,408
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., AGM, 5.75%, 12/1/2032 (e)	2,000	2,449
City of Mesquite, Combination tax GO, 4.13%, 2/15/2040	1,665	1,686
City of San Antonio Electric and Gas Systems Series 2024 B, Rev., 5.00%, 2/1/2039	2,000	2,271
Clifton Higher Education Finance Corp., Idea Public Schools Series 2019, Rev., PSF-GTD, 4.00%, 8/15/2037	1,860	1,886
Clifton Higher Education Finance Corp., Yes Prep Public School, Inc. Series 2023, Rev., PSF-GTD, 4.25%, 4/1/2048	1,520	1,519
Coastal Water Authority, City of Houston Projects Rev., 5.00%, 12/15/2025	5,115	5,123
County of Harris Toll Road, First Lien Series 2024 A, Rev., 5.00%, 8/15/2040	1,500	1,699
County of Harris, Unlimited Tax Series 2023A, GO, 4.25%, 9/15/2048	2,000	2,000
Dallas Area Rapid Transit, Sales Tax, Senior Lien Series 2016A, Rev., 5.00%, 12/1/2025 (e)	9,905	10,185
Denison Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.00%, 8/1/2045	2,865	2,860
Hutto Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/1/2053	3,000	3,225
Lamar Consolidated Independent School District, Unlimited Tax Series 2023 A, GO, PSF-GTD, 5.00%, 2/15/2053	5,000	5,393
Little Elm Independent School District Series 2024, GO, PSF-GTD, 4.00%, 8/15/2054	1,000	955
Lower Colorado River Authority Series 2024, Rev., 5.00%, 5/15/2039	4,750	5,269
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Mansfield Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	1,200	1,146
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project Rev., 4.00%, 1/1/2037	525	444
North Texas Tollway Authority, First Tier Series 2020A, Rev., 4.00%, 1/2/2038	5,000	5,054
North Texas Tollway Authority, Second Tier Series B, Rev., 5.00%, 1/1/2030	1,100	1,125
Northwest Independent School District, Unlimited Tax Series 2024 A, GO, PSF-GTD, 5.00%, 2/15/2049	2,500	2,695
Permanent University Fund - Texas A&M University System Series 2009A, Rev., 5.25%, 7/1/2028	2,015	2,058
San Antonio Education Facilities Corp., Trinity University Project Series 2024 A, Rev., 5.00%, 6/1/2034	1,750	2,030
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project
Series 2020B-1, Rev., 4.00%, 11/15/2027	10,860	10,497
Series 2020A, Rev., 6.25%, 11/15/2031	500	494
Series 2020A, Rev., 6.63%, 11/15/2041	2,545	2,473
Texas A&M University Series 2024A, Rev., 5.00%, 5/15/2040	11,000	12,576
Texas Municipal Gas Acquisition and Supply Corp. IV Series 2023B, Rev., 5.50%, 1/1/2034 (b)	6,135	6,908
Texas Water Development Board Series 2023 A, Rev., 5.00%, 10/15/2058	3,000	3,226
Texas Water Development Board, State Water Implementation Fund Series 2018 B, Rev., 5.00%, 4/15/2030	7,000	7,571
Trinity River Authority of Texas, Livingston Regional Water Supply System Project Series 2023, Rev., 5.00%, 8/1/2038	1,220	1,380
Total Texas		125,951
Utah — 1.9%
County of Utah, IHC Health Services, Inc. Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 2.50%, 9/3/2024 (b)	35,000	35,000
Utah Infrastructure Agency, Clearfield City Project Rev., 4.00%, 10/15/2040	915	913
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Series 2018A, Rev., 5.00%, 10/15/2025	1,450	1,461
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	17

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Utah — continued
Series 2018A, Rev., 5.00%, 10/15/2028	1,000	1,038
Rev., 4.00%, 10/15/2038	1,560	1,584
Total Utah		39,996
Virginia — 1.5%
Lynchburg Economic Development Authority, Centra Health Obligated Group Rev., 4.00%, 1/1/2037	1,590	1,614
Virginia College Building Authority, Educational Facilities, Washington & Lee University Project Rev., NATL - RE, 5.25%, 1/1/2026	2,175	2,223
Virginia Public School Authority
Series 2023, Rev., 5.00%, 8/1/2041	4,880	5,530
Series 2023, Rev., 5.00%, 8/1/2042	6,450	7,276
Series 2023, Rev., 5.00%, 8/1/2043	2,795	3,141
Virginia Small Business Financing Authority, Senior Lien Rev., AMT, 4.00%, 1/1/2032	3,000	3,027
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River Crossing Opco, LLC Project Series 2022, Rev., AMT, 4.00%, 7/1/2033	7,000	7,038
Total Virginia		29,849
Washington — 1.3%
Chelan County Public Utility District No. 1 Series 2020A, Rev., 4.00%, 7/1/2038	1,670	1,700
County of Snohomish, Limited Tax GO, 4.00%, 12/1/2039	1,470	1,523
Port of Seattle, Intermediate Lien Series B, Rev., 5.00%, 11/12/2024	5,000	5,018
State of Washington, Various Purpose
Series 2018A, GO, 5.00%, 8/1/2040	10,000	10,451
Series 2023C, GO, 5.00%, 6/1/2041	2,330	2,616
Tacoma Metropolitan Park District, Unlimited Tax GO, 5.00%, 12/1/2036	600	633
Washington State Housing Finance Commission, Rockwood Retirement Communities Project
Series 2020A, Rev., 5.00%, 1/1/2032 (d)	1,920	1,926
Series 2020A, Rev., 5.00%, 1/1/2041 (d)	2,000	1,944
Total Washington		25,811
Wisconsin — 1.2%
Public Finance Authority, Ascend Leadership Academy Project Series 2021A, Rev., 5.00%, 6/15/2041 (d)	1,035	930
Public Finance Authority, Cone Health Series 2022A, Rev., 5.00%, 10/1/2052	6,530	6,891
Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 3.25%, 1/1/2028	1,190	1,157
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2042 (d)	500	463
Public Finance Authority, Viticus Group Project Series 2022A, Rev., 4.00%, 12/1/2041 (d)	2,320	2,003
Public Finance Authority, Wakemed Hospital Series 2019A, Rev., 5.00%, 10/1/2044	12,500	12,986
Wisconsin Housing and Economic Development Authority Home Ownership Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	990	1,087
Total Wisconsin		25,517
Wyoming — 1.1%
County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities Series 2019A, Rev., 3.63%, 7/15/2039	23,570	21,898
Total Municipal Bonds (Cost $1,884,739)		1,911,887
	SHARES (000)
Short-Term Investments — 6.5%
Investment Companies — 6.5%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.24% (f) (g) (Cost $133,803)	133,794	133,808
Total Investments — 99.4% (Cost $2,018,542)		2,045,695
Other Assets Less Liabilities — 0.6%		11,362
NET ASSETS — 100.0%		2,057,057

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Municipal Bond Funds	August 31, 2024

GTD	Guaranteed
IBC	Insured Bond Certificates
ICC	Insured Custody Certificates
LIQ	Liquidity Agreement
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2024.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2024.
Futures contracts outstanding as of August 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	1,206	12/31/2024	USD	250,292	43
U.S. Treasury 5 Year Note	284	12/31/2024	USD	31,058	(47)
					(4)
Short Contracts
U.S. Treasury Ultra Bond	(240)	12/19/2024	USD	(31,493)	500
					496

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	19

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—90.4% (a)
Alabama—0.3%
Utility—0.3%
Southeast Alabama Gas Supply District (The), Project No. 2, Series 2024 B, Rev., 5.00%, 5/1/2032 (b)	1,000	1,073
California—0.5%
Other Revenue—0.1%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series 2021B-2, Rev., Zero Coupon, 6/1/2066	3,300	384
Transportation—0.4%
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project, Series 2020 A-4, Rev., AMT, 8.00%, 8/15/2025 (b) (c)	1,525	1,539
Total California		1,923
Florida—0.1%
Transportation—0.1%
Florida Development Finance Corp., Brightline Florida Passenger Rail Project, Series 2024, Rev., AMT, 5.50%, 7/1/2053	250	259
Georgia—1.9%
Hospital—0.3%
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project, Rev., RAN, 5.00%, 10/15/2034	1,000	1,146
Utility—1.6%
Main Street Natural Gas, Inc., Gas Supply
Series 2022B, Rev., 5.00%, 6/1/2029 (b)	2,750	2,896
Series 2024 A, Rev., 5.00%, 9/1/2031 (b)	1,160	1,253
Series 2024B, Rev., 5.00%, 3/1/2032 (b)	1,750	1,897
		6,046
Total Georgia		7,192
Kentucky—1.6%
Industrial Development Revenue/Pollution Control Revenue—0.7%
County of Knott, Solid Waste Water Project, Series 2024, Rev., AMT, 4.00%, 4/1/2025 (b) (c)	2,555	2,561
Utility—0.9%
Kentucky Public Energy Authority
Series 2024A, Rev., 5.00%, 7/1/2030 (b)	1,500	1,592
Series 2024B, Rev., 5.00%, 8/1/2032 (b)	1,750	1,900
		3,492
Total Kentucky		6,053
INVESTMENTS	Principal Amount ($000)	Value ($000)

Utility — continued
New York—83.6%
Education—5.5%
New York State Dormitory Authority
Series 2024, Rev., 5.25%, 7/1/2054	3,000	3,225
Series 2024A, Rev., 5.50%, 7/1/2054	1,200	1,373
New York State Dormitory Authority, Brooklyn Law School, Series 2019 A, Rev., 5.00%, 7/1/2033	2,400	2,533
New York State Dormitory Authority, Court Facilities Lease, Series 2005A, Rev., AMBAC, 5.50%, 5/15/2026	5,000	5,240
New York State Dormitory Authority, New York University, Series 2001-1, Rev., AMBAC, 5.50%, 7/1/2025	2,280	2,335
New York State Dormitory Authority, Pace University
Series 2024 A, Rev., 5.25%, 5/1/2033	730	826
Series 2024 A, Rev., 5.25%, 5/1/2035	1,000	1,139
Series 2024 A, Rev., 5.50%, 5/1/2049	225	247
Series 2024 A, Rev., 5.50%, 5/1/2056	3,000	3,281
New York State Dormitory Authority, School Districts Financing Program, Series 2009A, Rev., AGC, 5.00%, 10/1/2024	10	10
		20,209
General Obligation—15.5%
Camden Central School District, GO, BAN, 4.50%, 6/26/2025	1,000	1,009
City of New York, Fiscal Year 2018, Series 2018F-1, GO, 5.00%, 4/1/2034	2,500	2,658
City of New York, Fiscal Year 2020, Series 2020C-1, GO, 5.00%, 8/1/2033	2,000	2,223
City of New York, Fiscal Year 2022, Series 2022D, Subseries D-1, GO, 5.25%, 5/1/2039	1,500	1,695
City of New York, Fiscal Year 2023, Series 2023A, Subseries A-4, GO, VRDO, 3.80%, 9/3/2024 (b)	935	935
City of New York, Fiscal Year 2023
Series 2023A, Subseries A-1, GO, 5.00%, 9/1/2037	1,400	1,579
Series 2023E, GO, 4.00%, 4/1/2042	1,000	998
City of New York, Fiscal Year 2024, Series 2024A, GO, 5.00%, 8/1/2045	3,850	4,210
City of Oneida, GO, BAN, 4.50%, 3/28/2025	3,600	3,630
City of Yonkers
Series 2024 A, GO, AGM, 5.00%, 2/15/2041	1,000	1,110
Series 2024B, GO, AGM, 5.00%, 2/15/2041	1,000	1,110
Series 2024 A, GO, AGM, 5.00%, 2/15/2042	1,505	1,663
Series 2024B, GO, AGM, 5.00%, 2/15/2042	1,000	1,105
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
General Obligation — continued
County of Albany, Series 2022A, GO, 4.00%, 6/1/2036	1,080	1,124
County of Monroe, GO, 4.00%, 6/1/2040	2,115	2,164
County of Nassau, Series 2021A, GO, AGM, 4.00%, 4/1/2036	2,000	2,115
County of Nassau, General Improvement, Series 2023A, GO, AGM, 4.00%, 4/1/2042	1,500	1,530
County of Onondaga, Series 2022, GO, 4.00%, 6/15/2037	2,000	2,097
County of Suffolk, Series 2017D, GO, 4.00%, 10/15/2028	3,375	3,514
County of Westchester
Series 2018A, GO, 5.00%, 12/1/2025	1,500	1,547
Series 2018-A, GO, 4.00%, 12/1/2028	1,000	1,037
Gloversville Enlarged School District, GO, BAN, 4.50%, 6/26/2025	1,000	1,010
Medina Central School District, GO, BAN, 4.50%, 7/16/2025	3,500	3,538
Northeastern Clinton Central School District, GO, BAN, 4.50%, 6/26/2025	1,000	1,010
Port Washington Union Free School District, GO, 4.00%, 8/1/2037	2,765	2,895
State of New York, Series 2023A, GO, 5.00%, 3/15/2041	1,000	1,140
Town of Babylon, Series 2022, GO, 4.00%, 12/15/2041	1,295	1,330
Town of Clarkstown, Series 2023, GO, 4.00%, 11/15/2039	990	1,036
Town of Huntington, Public Improvement, Series 2022A, GO, 4.00%, 6/15/2037	1,385	1,430
Town of Oyster Bay, Public Improvement, GO, AGM, 5.00%, 8/1/2029	500	557
INVESTMENTS	Principal Amount ($000)	Value ($000)

General Obligation — continued
Uniondale Union Free School District
GO, 4.00%, 1/15/2038	2,000	2,084
GO, 4.00%, 1/15/2041	2,000	2,041
		57,124
Hospital—0.9%
New York State Dormitory Authority, Northwell Health Obligated Group, Series 2022 A, Rev., 4.25%, 5/1/2052	1,595	1,572
Oneida County Local Development Corp., Mohawk Valley Health System Project, Series 2019A, Rev., AGM, 4.00%, 12/1/2049	1,785	1,706
		3,278
Housing—0.3%
Onondaga County Trust for Cultural Resources, Abby Lane Housing Corp., Series 2017, Rev., 5.00%, 5/1/2040	1,000	1,016
Industrial Development Revenue/Pollution Control Revenue—1.5%
New York City Industrial Development Agency, Queens Baseball Stadium Project, Series 2021A, Rev., AGM, 5.00%, 1/1/2031	1,250	1,393
New York City Industrial Development Agency, Yankee Stadium Project, Series 2020 A, Rev., AGM, 5.00%, 3/1/2029	2,500	2,725
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program, Series 2021-B, Rev., 4.00%, 8/15/2039	1,380	1,443
		5,561
Other Revenue—24.5%
Battery Park City Authority, Series 2019D-1, Rev., VRDO, 3.85%, 9/3/2024 (b)	5,900	5,900
Battery Park City Authority, Series 2019 B, Rev., 5.00%, 11/1/2040	2,000	2,176
Chautauqua Tobacco Asset Securitization Corp., Series 2014, Rev., 5.00%, 6/1/2048	3,200	3,112
Hudson Yards Infrastructure Corp., Second Indenture
Series 2017 A, Rev., 5.00%, 2/15/2031	1,585	1,661
Series 2017A, Rev., 5.00%, 2/15/2037	2,500	2,603
Series 2017 A, Rev., 5.00%, 2/15/2038	2,125	2,209
Series 2022A, Rev., 4.00%, 2/15/2040	1,730	1,766
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015, Series 2015 S-1, Rev., 5.00%, 7/15/2031	2,500	2,519
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	21

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Other Revenue — continued
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019
Series 2019S-2A, Rev., 5.00%, 7/15/2034	2,000	2,138
Series 2019S-3A, Rev., 5.00%, 7/15/2034	4,000	4,276
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017, Series 2017 E1, Rev., 5.00%, 2/1/2035	2,000	2,083
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019, Series 2019A-1, Rev., 5.00%, 8/1/2035	1,000	1,066
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022
Series 2022F, Subseries F-1, Rev., 4.00%, 2/1/2038	2,000	2,064
Series 2022B-1, Rev., 4.00%, 8/1/2039	4,475	4,559
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023
Series 2023D, Subseries D-1, Rev., 5.25%, 11/1/2037	1,500	1,724
Series 2023F, Rev., 5.00%, 2/1/2042	2,000	2,216
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024
Series 2024B, Rev., 5.00%, 5/1/2042	1,000	1,116
Series 2024F, Subseries F-1, Rev., 5.25%, 2/1/2053	1,000	1,107
Series 2024F, Subseries F-1, Rev., 4.25%, 2/1/2054	1,000	1,000
New York Convention Center Development Corp., Hotel Unit Fee Secured, Rev., 5.00%, 11/15/2030	2,000	2,043
New York Convention Center Development Corp., Senior Lien, Hotel Unit Fee Secured, Series A, Rev., Zero Coupon, 11/15/2047	1,600	540
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured, Series B, Rev., Zero Coupon, 11/15/2033	4,090	2,865
New York Liberty Development Corp., Goldman Sachs Headquarters LLC, Series 2005, Rev., 5.25%, 10/1/2035	2,460	2,873
New York State Dormitory Authority, State Sales Tax
Series 2015 B, Rev., 5.00%, 3/15/2030	5,000	5,095
Series 2016A, Rev., 5.00%, 3/15/2031	2,000	2,079
Series 2018E-2, Rev., 5.00%, 3/15/2033	2,000	2,148
Series 2017A, Rev., 5.00%, 3/15/2034	2,000	2,084
New York State Housing Finance Agency, 10 Barclay Street, Series 2004A, Rev., VRDO, 2.90%, 9/12/2024 (b)	2,700	2,700
New York State Urban Development Corp., State Sales Tax, Series 2021 A, Rev., 4.00%, 3/15/2044	5,000	4,969
INVESTMENTS	Principal Amount ($000)	Value ($000)

Other Revenue — continued
Suffolk Regional Off-Track Betting Co., Series 2024, Rev., 5.75%, 12/1/2044	1,000	1,046
Suffolk Tobacco Asset Securitization Corp., Series 2021 A-2, Rev., 5.00%, 6/1/2029	2,250	2,403
Triborough Bridge and Tunnel Authority Sales Tax
Series 2024A SUB A2, Rev., 5.25%, 5/15/2059	2,500	2,736
Series 2024A, Subseries A-1, Rev., 4.13%, 5/15/2064	3,515	3,428
TSASC, Inc., Series B, Rev., 5.00%, 6/1/2048	2,350	2,123
Westchester County Local Development Corp., Kendal on Hudson Project, Series 2022B, Rev., 5.00%, 1/1/2032	240	257
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project, Series 2021 A, Rev., 5.00%, 7/1/2056 (c)	2,000	1,994
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement
Series B, Rev., 5.00%, 6/1/2033	1,775	1,832
Series B, Rev., 5.00%, 6/1/2034	2,000	2,061
		90,571
Special Tax—7.5%
New York State Dormitory Authority, Personal Income Tax, Series 2015B, Rev., 5.00%, 2/15/2035	1,500	1,512
New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series 2020A, Rev., 4.00%, 3/15/2047	1,700	1,671
New York State Thruway Authority, Personal Income Tax
Series 2022A, Rev., 5.00%, 3/15/2037	1,500	1,710
Series 2021A-1, Rev., 4.00%, 3/15/2038	1,500	1,534
Series 2022A, Rev., 5.00%, 3/15/2041	5,000	5,572
Series 2021A-1, Rev., 4.00%, 3/15/2042	2,500	2,501
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2019A, Rev., 5.00%, 3/15/2033	2,575	2,763
Series 2020C, Rev., 4.00%, 3/15/2037	1,000	1,032
Series 2020 A, Rev., 4.00%, 3/15/2040	3,000	3,025
Series 2020E, Rev., 4.00%, 3/15/2045	1,500	1,485
New York State Urban Development Corp., State Personal Income Tax, State Facilities and Equipment, Series A-2, Rev., NATL - RE, 5.50%, 3/15/2025	5,000	5,072
		27,877
Transportation—14.6%
Metropolitan Transportation Authority, Series 2015 A-2, Rev., 5.00%, 5/15/2030 (b)	2,185	2,386
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Transportation — continued
Metropolitan Transportation Authority
Series C-1, Rev., 5.25%, 11/15/2030	1,500	1,537
Series A-1, Rev., 5.00%, 11/15/2031	2,500	2,573
Series A-1, Rev., 4.00%, 11/15/2033	2,000	2,016
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2012A, Rev., Zero Coupon, 11/15/2030	4,000	3,270
Series 2016A, Rev., 5.25%, 11/15/2034	1,020	1,066
New York State Thruway Authority
Series L, Rev., 5.00%, 1/1/2032	2,250	2,409
Series N, Rev., 4.00%, 1/1/2041	2,500	2,507
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2026	4,000	4,064
Series 2018, Rev., AMT, 5.00%, 1/1/2031	2,155	2,230
Series 2018, Rev., AMT, 4.00%, 1/1/2036	2,315	2,290
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project, Series 2024, Rev., AMT, AGM, 5.00%, 6/30/2049	1,000	1,051
Port Authority of New York and New Jersey, Consolidated
Series 221, Rev., AMT, 4.00%, 7/15/2039	1,355	1,350
Series 244, Rev., 5.00%, 7/15/2041	2,000	2,284
Series 237, Rev., 5.00%, 1/15/2052	3,000	3,257
Triborough Bridge and Tunnel Authority, Series 2024B,SubseriesB-3, Rev., 5.00%, 11/15/2025 (b)	5,000	5,134
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2023A, Rev., 5.00%, 5/15/2025	1,500	1,525
Series 2024A, Subseries A-2, Rev., 5.00%, 11/15/2029	1,035	1,159
Series 2013A, Rev., Zero Coupon, 11/15/2032	3,000	2,259
Series B, Rev., 5.00%, 11/15/2033	1,500	1,568
Series 2023A, Rev., 4.00%, 11/15/2037	1,600	1,668
Series 2022A, Rev., 4.00%, 5/15/2041	2,040	2,044
Series 2019C, Rev., 4.00%, 11/15/2042	1,375	1,369
INVESTMENTS	Principal Amount ($000)	Value ($000)

Transportation — continued
Series 2020 A, Rev., 5.00%, 11/15/2054	1,500	1,588
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, Series 2024C, Rev., 5.00%, 11/15/2035	1,000	1,179
		53,783
Utility—8.1%
Long Island Power Authority, Electric System
Series 2024B, Rev., 3.00%, 9/1/2029 (b)	1,500	1,479
Series 2024B, Rev., 3.00%, 9/1/2031 (b)	1,500	1,481
Long Island Power Authority, Electric System
Series 2018, Rev., 5.00%, 9/1/2035	2,000	2,138
Series 2021A, Rev., 4.00%, 9/1/2041	2,030	2,081
Series 2024A, Rev., 5.00%, 9/1/2049	1,250	1,374
New York Power Authority, Green Transmission Project
Series 2022A, Rev., AGM, 5.00%, 11/15/2035	840	959
Series 2022A, Rev., AGM, 4.00%, 11/15/2038	2,000	2,082
Utility Debt Securitization Authority
Series 2016A, Rev., 5.00%, 12/15/2034	3,250	3,361
Series 2023 TE-1, Rev., 5.00%, 12/15/2041	10,620	12,258
Utility Debt Securitization Authority, Restructuring Bond, Series 2016 B, Rev., 5.00%, 12/15/2035	2,450	2,532
		29,745
Water & Sewer—5.2%
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2024
Series 2024, Subseries CC-2, Rev., 5.00%, 6/15/2046	2,000	2,209
Series 2024, Subseries BB-1, Rev., 5.25%, 6/15/2047	1,000	1,119
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Series 2018CC-1, Rev., 4.00%, 6/15/2037	1,150	1,163
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020CC-1, Rev., 4.00%, 6/15/2041	2,000	2,002
Subseries 202DD-3, Rev., 4.00%, 6/15/2042	2,500	2,505
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2021, Series 2021, Subseries BB-2, Rev., 4.00%, 6/15/2042	1,075	1,077
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2022, Series 2022, Subseries BB-1, Rev., 4.00%, 6/15/2045	1,500	1,500
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	23

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Water & Sewer — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023, Series 2023DD, Rev., 5.25%, 6/15/2046	2,000	2,233
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution, Series 2017E, Rev., 5.00%, 6/15/2038	1,240	1,298
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Pooled Financing Program, Series 2005B, Rev., 5.50%, 10/15/2025 (d)	4,175	4,288
		19,394
Total New York		308,558
Ohio—0.6%
Other Revenue—0.1%
Buckeye Tobacco Settlement Financing Authority, Series 2020B-3, Rev., Zero Coupon, 6/1/2057	3,900	353
Transportation—0.3%
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project, Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,000	1,028
Utility—0.2%
Ohio Air Quality Development Authority, Duke Energy Corp., Series 2022A, Rev., AMT, 4.25%, 6/1/2027 (b)	1,000	1,015
Total Ohio		2,396
Pennsylvania—0.3%
Other Revenue—0.3%
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 2024-146A, Rev., 6.25%, 10/1/2054	1,000	1,118
Puerto Rico—1.0%
Other Revenue—1.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax
Series A-1, Rev., Zero Coupon, 7/1/2046	3,500	1,174
Series A-1, Rev., 4.75%, 7/1/2053	1,500	1,486
Series A-2, Rev., 4.78%, 7/1/2058	1,000	987
		3,647
INVESTMENTS	Principal Amount ($000)	Value ($000)

Other Revenue — continued
South Dakota—0.2%
Utility—0.2%
South Dakota Housing Development Authority, Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055 (e)	500	567
Wisconsin—0.3%
Industrial Development Revenue/Pollution Control Revenue—0.3%
Wisconsin Housing and Economic Development Authority Home Ownership, Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	995	1,093
Total Municipal Bonds (Cost $328,472)		333,879
	Shares (000)
Short-Term Investments—8.7%
Investment Companies—8.7%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.24% (f) (g)(Cost $31,949)	31,947	31,950
Total Investments—99.1% (Cost $360,421)		365,829
Assets in Excess of Other Liabilities—0.9%		3,356
Net Assets—100.0%		369,185

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Municipal Bond Funds	August 31, 2024

(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2024.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is prerefunded or escrowed to maturity.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2024.
Futures contracts outstanding as of August 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	208	12/31/2024	USD	43,168	7
U.S. Treasury 5 Year Note	50	12/31/2024	USD	5,468	(8)
					(1)
Short Contracts
U.S. Treasury Ultra Bond	(42)	12/19/2024	USD	(5,511)	88
					87

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	25

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 95.0% (a)
Alabama — 3.0%
Birmingham Airport Authority
Rev., 5.00%, 7/1/2033	325	361
Rev., 5.00%, 7/1/2034	375	415
Black Belt Energy Gas District, Gas Prepay Project No. 7 Series 2021C-1, Rev., 4.00%, 12/1/2026 (b)	7,515	7,567
Black Belt Energy Gas District, Gas Project Series 2022B-1, Rev., 4.00%, 10/1/2027 (b)	2,500	2,518
City of Huntsville, Warrants Series 2017D, GO, 5.00%, 11/1/2024	160	161
City of Montgomery, Warrants Series 2020, GO, 4.00%, 2/1/2025	100	100
County of Jefferson sewer
Series 2024, Rev., 5.00%, 10/1/2025	1,500	1,529
Series 2024, Rev., 5.00%, 10/1/2026	1,095	1,136
Selma Industrial Development Board, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (b)	3,625	3,618
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-1, Rev., 5.00%, 8/1/2028 (b)	5,000	5,228
Total Alabama		22,633
Alaska — 0.0% ^
Borough of Matanuska-Susitna Series 2007A, GO, NATL - RE, 5.00%, 4/1/2025	100	101
Arizona — 4.8%
Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals Series 2014A, Rev., 5.00%, 12/1/2024	3,540	3,556
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Series 2023A, Rev., 5.00%, 11/1/2028	6,000	6,404
Arizona Sports and Tourism Authority, Senior Lien Multipurpose Stadium Facility Project Series 2022, Rev., 5.00%, 7/1/2030	5,000	5,486
City of Glendale Rev., 5.00%, 7/1/2028	2,850	3,104
City of Mesa Series 2016, GO, 3.00%, 7/1/2025	500	500
City of Phoenix Civic Improvement Corp., Senior Lien, Airport System
Series 2023, Rev., AMT, 5.00%, 7/1/2025	500	508
Series 2023, Rev., AMT, 5.00%, 7/1/2026	1,505	1,558
Maricopa County Elementary School District No. 6 Washington, School Improvement, Project of 2016 Series 2019B, GO, 5.00%, 7/1/2029	3,950	4,284
Maricopa County Industrial Development Authority, Banner Health
Series 2023A-1, Rev., 5.00%, 5/15/2026 (b)	1,235	1,274
Series 2023 A3, Rev., 5.00%, 11/1/2030 (b)	3,050	3,384
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
Maricopa County Pollution Control Corp., Palo Verde Project
Series 2010A, Rev., 0.88%, 10/1/2026 (b)	4,500	4,235
Series 2010B, Rev., 0.88%, 10/1/2026 (b)	2,150	2,023
Total Arizona		36,316
Arkansas — 0.7%
Arkansas Development Finance Authority, Department of Community Correction Project Rev., 5.00%, 11/1/2026	325	341
City of Rogers, Sales Tax Series 2018B, Rev., 5.00%, 11/1/2027	3,855	4,044
County of Sharp, Sales and Use Tax Rev., 5.00%, 3/1/2026	685	704
University of Central Arkansas, Student Housing System
Series 2019C, Rev., AGM, 4.00%, 11/1/2025	110	111
Series 2019C, Rev., AGM, 4.00%, 11/1/2026	240	244
Series 2019C, Rev., AGM, 4.00%, 11/1/2027	180	183
Total Arkansas		5,627
California — 4.4%
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (b)	2,500	2,657
Series 2023E-1, Rev., 5.00%, 3/1/2031 (b)	2,500	2,685
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2020 A-4, Rev., AMT, 8.00%, 8/15/2025 (b) (c)	3,050	3,079
California Municipal Finance Authority, North Bay Healthcare Group Series 2017A, Rev., 5.00%, 11/1/2024	800	801
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 5.00%, 8/1/2028	250	262
Los Angeles Community College District, Election of 2016 Series C-1, GO, 5.00%, 8/1/2026	250	263
Los Angeles Unified School District Series 2024A, GO, 5.00%, 7/1/2026	3,000	3,147
Novato Unified School District Series 2014A, GO, 5.00%, 9/23/2024	1,800	1,802
State of California, Various Purpose
GO, 4.00%, 8/1/2028	4,000	4,089
GO, 4.00%, 8/1/2029	4,180	4,269
GO, 4.00%, 8/1/2030	10,000	10,193
Total California		33,247
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — 2.3%
City and County of Denver
Series 2024A, GO, 5.00%, 8/1/2026	2,000	2,096
Series 2024B, GO, 5.00%, 8/1/2026	2,000	2,096
Colorado Health Facilities Authority, Adventist Health System Series 2024 A-1, Rev., 5.00%, 11/15/2029 (b)	1,000	1,097
Colorado Health Facilities Authority, Intermountain Healthcare Series 2022C, Rev., 5.00%, 8/15/2028 (b)	1,800	1,943
Colorado Housing and Finance Authority Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	3,455	3,724
Colorado School of Mines Series 2022D, Rev., (SIFMA Municipal Swap Index Yield + 0.87%), 3.71%, 9/12/2024 (d)	1,455	1,455
State of Colorado
Series 2018 A, COP, 5.00%, 12/15/2029	1,900	2,073
Series 2021A, COP, 4.00%, 12/15/2039	3,075	3,141
Total Colorado		17,625
District of Columbia — 2.3%
District of Columbia Series 2019 A, GO, 5.00%, 10/15/2028	1,440	1,580
Metropolitan Washington Airports Authority Aviation
Series 2021 A, Rev., AMT, 5.00%, 10/1/2025	7,000	7,145
Series 2023A, Rev., AMT, 5.00%, 10/1/2025	875	893
Series 2021A, Rev., AMT, 5.00%, 10/1/2028	5,000	5,333
Metropolitan Washington Airports Authority Dulles Toll Road Series 2009B, Rev., AGC, Zero Coupon, 10/1/2024	1,000	997
Washington Metropolitan Area Transit Authority Series 2017B, Rev., 5.00%, 7/1/2029	1,120	1,182
Total District of Columbia		17,130
Florida — 2.1%
City of Tallahassee, Energy System Rev., 5.00%, 10/1/2025	300	308
County of Miami-Dade Water and Sewer System Series 2017 B, Rev., 5.00%, 10/1/2029	1,315	1,397
County of Miami-Dade, Aviation System Series B, Rev., 5.00%, 10/30/2024	3,690	3,700
County of Pasco Series A, Rev., 5.00%, 10/1/2024	250	250
Florida Municipal Power Agency, St. Lucie Project Series 2021B, Rev., 5.00%, 10/1/2030	2,540	2,742
Fort Pierce Utilities Authority
Series 2022A, Rev., AGM, 5.00%, 10/1/2028	400	434
Series 2022A, Rev., AGM, 5.00%, 10/1/2029	400	441
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Highlands County Health Facilities Authority, Adventhealth Obligated Group Series 2024C, Rev., 5.00%, 11/15/2031 (b)	1,000	1,123
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024C, Rev., 5.00%, 11/15/2029 (e)	1,565	1,732
JEA Water and Sewer System Series 2017A, Rev., 5.00%, 10/1/2025	315	323
Miami-Dade County Housing Finance Authority, Running Brook Apartments Series 202, Rev., 3.55%, 1/1/2026 (b)	1,500	1,507
Pasco County School Board Series 2022A, COP, 5.00%, 8/1/2026	1,025	1,068
Polk County Housing Finance Authority, Episcopal Catholic Apartments Series 2023, Rev., 4.15%, 6/1/2026 (b)	750	762
State of Florida Board of Education, Public Education Capital Outlay Series 2020 B, GO, 5.00%, 6/1/2028	500	545
Total Florida		16,332
Georgia — 2.7%
Atlanta Development Authority (The), New Downtown Atlanta Stadium Project, Senior Lien
Series A-1, Rev., 5.00%, 7/1/2027	1,000	1,017
Series A-1, Rev., 5.00%, 7/1/2028	1,150	1,168
City of Columbus Series 2022, GO, 5.00%, 1/1/2025	100	101
Columbia County Hospital Authority, Wellstart Health System Inc., Project
Series 2023B, Rev., 5.00%, 4/1/2026	400	414
Series 2023B, Rev., 5.00%, 4/1/2027	350	370
Series 2023B, Rev., 5.00%, 4/1/2028	750	809
Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019B, Rev., 5.00%, 7/1/2029 (b)	1,480	1,592
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project
Rev., 5.00%, 7/1/2025	250	254
Rev., 5.00%, 7/1/2026	275	284
Rev., 5.00%, 7/1/2028	375	394
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2012-2, Rev., 3.30%, 8/21/2029 (b)	1,000	1,006
Main Street Natural Gas, Inc., Gas Supply
Series 2024C, Rev., 5.00%, 12/1/2027	1,000	1,052
Series 2024C, Rev., 5.00%, 12/1/2028	1,000	1,063
Series 2024C, Rev., 5.00%, 12/1/2029	1,500	1,605
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	27

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Series 2023B, Rev., 5.00%, 3/1/2030 (b)	3,250	3,463
Series 2024C, Rev., 5.00%, 12/1/2031 (b)	3,745	4,006
State of Georgia Series 2016F, GO, 5.00%, 7/1/2028	2,000	2,108
Total Georgia		20,706
Illinois — 9.5%
Champaign County Community Unit School District No. 4 Champaign
GO, 4.00%, 6/1/2029	1,000	1,045
GO, 4.00%, 6/1/2030	1,285	1,334
Series 2019, GO, 4.00%, 6/1/2034	1,160	1,186
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.00%, 1/1/2027	1,000	1,040
Series 2023A, Rev., AMT, 5.00%, 1/1/2028	3,400	3,587
Series 2023 C, Rev., AMT, 5.00%, 1/1/2029	5,000	5,310
Chicago Park District, Limited Tax Series 2023C, GO, 5.00%, 1/1/2026	2,500	2,568
Chicago Transit Authority Capital Grant Receipts Series 2021, Rev., 5.00%, 6/1/2027	2,085	2,191
City of Waukegan
Series 2018B, GO, AGM, 5.00%, 12/30/2026	1,125	1,182
Series 2018B, GO, AGM, 5.00%, 12/30/2027	1,185	1,240
City of Waukegan, First Lien, Water and Sewer System
Series 2018C, Rev., AGM, 5.00%, 12/30/2026	680	715
Series 2018C, Rev., AGM, 5.00%, 12/30/2027	710	747
Cook County Community Consolidated School District No. 65, Evanston, Limited Tax GO, 4.00%, 12/1/2030	1,225	1,275
Cook County School District No. 69, Skokie, Limited Tax GO, 4.00%, 12/1/2031	820	847
DeKalb County Community Unit School District No. 428 DeKalb GO, 4.00%, 1/1/2031	1,000	1,033
Effingham Community Unit School District No. 40 Series 2019A, GO, 4.00%, 12/1/2028	565	588
Glenview Park District
GO, 5.00%, 12/1/2026	300	316
GO, 5.00%, 12/1/2029	350	368
Grundy and Kendall Counties Consolidated Grade School District No. 60-C GO, 4.00%, 2/1/2030	1,145	1,199
Illinois Finance Authority, DePaul University Rev., 5.00%, 10/1/2025	300	306
Illinois Finance Authority, Lake Zurich Community Unit School District No. 95 Project
Rev., 4.00%, 1/15/2030	1,960	2,022
Rev., 4.00%, 1/15/2032	2,120	2,170
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Illinois Finance Authority, University of Chicago
Series 2015A, Rev., 5.00%, 10/1/2025 (f)	6,500	6,652
Series 2024B, Rev., 5.00%, 4/1/2027	2,400	2,538
Series 2024B, Rev., 5.00%, 4/1/2028	2,700	2,915
Illinois Housing Development Authority
Series 2022 E, Rev., GNMA / FNMA / FHLMC COLL, 5.25%, 10/1/2052	1,915	2,017
Series 2024 E, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	5,000	5,592
Kane and DeKalb Counties Community Unit School District No. 301 Burlington GO, 5.00%, 1/1/2027	355	373
Madison-Macoupin Etc. Counties Community College District No. 536, Lewis and Clark Community GO, AGM, 4.00%, 5/1/2029	2,000	2,040
Maine Township High School District No. 207 of Cook Country Series 2019A, GO, 5.00%, 12/1/2028	1,930	2,109
Peoria County Community Unit School District No. 309 Brimfield
GO, AGM, 4.00%, 4/1/2028	410	422
GO, AGM, 4.00%, 4/1/2029	240	248
GO, AGM, 4.00%, 4/1/2030	375	386
Peoria Public Building Commission
Series 2019A, Rev., AGM, 5.00%, 12/1/2028	1,455	1,547
Series 2019A, Rev., AGM, 5.00%, 12/1/2029	2,400	2,543
Southwestern Illinois Development Authority, Hospital Sisters Services, Inc., Obligated Group Series 2017A, Rev., 5.00%, 2/15/2027	2,000	2,077
State of Illinois
Series 2017 A, GO, 5.00%, 12/1/2026	2,000	2,089
Series 2023B, GO, 5.00%, 5/1/2028	1,000	1,072
Series 2024B, GO, 5.00%, 5/1/2028	1,500	1,608
GO, 5.50%, 5/1/2030	1,525	1,664
Village of Skokie GO, 5.00%, 12/1/2028	1,550	1,693
Will County Forest Preservation District, Limited Tax GO, 5.00%, 12/15/2027	805	865
Total Illinois		72,719
Indiana — 1.5%
City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025	5,000	4,974
Indiana Finance Authority, Indianapolis Power and Light Co. Project Series 2021A, Rev., 1.40%, 8/1/2029	7,000	6,192
Indiana Finance Authority, Stadium Project Series 2022 A, Rev., 5.00%, 2/1/2026	500	516
Total Indiana		11,682
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Iowa — 0.5%
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project Rev., VRDO, 2.95%, 9/12/2024 (b)	4,000	4,000
Kansas — 0.8%
City of Wichita, Sales Tax, River District Stadium Star Bond Project
Series 2018, Rev., 5.00%, 9/1/2025	300	306
Series 2018, Rev., 5.00%, 9/1/2026	465	485
City of Wichita, Water and Sewer System Series 2016B, Rev., 5.00%, 10/1/2024	200	200
Kansas Development Finance Authority, State of Kansas Project Series 2019F, Rev., 5.00%, 11/1/2024	170	171
State of Kansas Department of Transportation Series 2024A, Rev., 5.00%, 9/1/2028	3,500	3,827
Wyandotte County Unified School District No. 202 Turner
Series 2019A, GO, AGM, 5.00%, 9/1/2025	430	439
Series 2019A, GO, AGM, 5.00%, 9/1/2026	320	333
Series 2019A, GO, AGM, 5.00%, 9/1/2028	400	430
Total Kansas		6,191
Kentucky — 1.7%
County of Knott, Solid Waste Water Project Series 2024, Rev., AMT, 4.00%, 4/1/2025 (b) (c)	6,250	6,264
Kentucky Public Energy Authority Series 2023 A-1, Rev., 5.25%, 2/1/2032 (b)	3,335	3,657
Kentucky State Property and Building Commission, Project No. 113 Series 2024 B, Rev., 5.00%, 11/1/2027	1,005	1,074
Kentucky State Property and Building Commission, Project No. 130 Series 2024 B, Rev., 5.00%, 11/1/2028	1,480	1,609
Total Kentucky		12,604
Louisiana — 0.5%
City of Shreveport, Water and Sewer, Junior Lien
Series 2019B, Rev., AGM, 5.00%, 12/1/2026	360	376
Series 2019B, Rev., AGM, 5.00%, 12/1/2027	600	635
Series 2019B, Rev., AGM, 5.00%, 12/1/2028	500	538
Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	322
Louisiana Public Facilities Authority, Tulane University of Louisiana Project
Series 2017A, Rev., 5.00%, 12/15/2025	250	257
Series 2023A, Rev., 5.00%, 10/15/2028	175	190
Series 2023A, Rev., 5.00%, 10/15/2029	175	194
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Louisiana — continued
Series 2023A, Rev., 5.00%, 10/15/2030	200	225
State of Louisiana Series 2024 E, GO, 5.00%, 9/1/2029 (e)	700	778
Total Louisiana		3,515
Maryland — 0.4%
County of Prince George's, Consolidated Public Improvement Series 2020A, GO, 5.00%, 7/15/2032	1,000	1,077
State of Maryland Series 2021-2, GO, 5.00%, 8/1/2030	2,000	2,271
Total Maryland		3,348
Massachusetts — 1.7%
Commonwealth of Massachusetts, Consolidated Loan of 2015 Series 2015D, GO, 4.00%, 9/1/2030	8,290	8,353
Massachusetts Department of Transportation Series 1997-A, Rev., NATL - RE, Zero Coupon, 1/1/2029	1,560	1,376
Massachusetts Development Finance Agency, Caregroup Series 2015 H-1, Rev., 5.00%, 7/1/2025 (f)	1,445	1,469
Massachusetts Development Finance Agency, Suffolk University Issue Rev., 5.00%, 7/1/2026	435	446
Town of Wilbraham GO, BAN, 4.25%, 3/12/2025	1,000	1,006
Total Massachusetts		12,650
Michigan — 0.3%
City of Royal Oak, Limited Tax, Capital Improvement
GO, 5.00%, 4/1/2027	625	661
GO, 5.00%, 4/1/2028	245	264
Northville Public Schools, School Building and Site
Series 2019-II, GO, 5.00%, 5/1/2027	375	398
Series 2019-II, GO, 5.00%, 5/1/2028	600	649
Series 2019-II, GO, 5.00%, 5/1/2029	250	275
Total Michigan		2,247
Minnesota — 0.3%
City of Minneapolis Series 2021, GO, 4.00%, 12/1/2024	355	356
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2026	195	201
Series 2019C, COP, 5.00%, 2/1/2026	320	330
Series 2019B, COP, 5.00%, 2/1/2027	185	195
Series 2019B, COP, 5.00%, 2/1/2028	175	187
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	29

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — continued
Series 2019C, COP, 5.00%, 2/1/2028	350	374
Housing And Redevelopment Authority of The City of St. Paul Minnesota, Healtheast care System Series 2015A, Rev., 5.00%, 11/15/2025 (f)	570	585
Total Minnesota		2,228
Mississippi — 0.7%
Mississippi Business Finance Corp., Pollution Control, Power Co., Project Rev., 3.20%, 9/1/2028	4,000	3,993
State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2028	1,400	1,515
Total Mississippi		5,508
Missouri — 3.0%
City of Kansas City Series 2019A, Rev., 5.00%, 12/1/2024	140	141
City of Kansas City, Missouri Special Obligation Refunding and Improvement, Main Streetcar Extension Project Series 2022C, Rev., 5.00%, 9/1/2024	100	100
City of St. Louis Airport Series 2007-A, Rev., AGM, 5.25%, 7/1/2026	2,635	2,757
County of Greene, Missouri Capital project Series 2018, COP, 4.00%, 9/1/2024	450	450
Curators of the University of Missouri (The) Series 2020 B, Rev., 5.00%, 11/1/2030	5,705	6,482
Health and Educational Facilities Authority of the State of Missouri Series 2021 C, Rev., 5.00%, 5/1/2028 (b)	7,500	8,050
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group Series 2022A, Rev., 5.00%, 6/1/2028	385	415
Jackson County School District No. R-IV Blue Springs, Missouri Direct Deposit Program Series 2019, GO, 5.50%, 3/1/2029	1,280	1,435
Missouri Highway and Transportation Commission Series 2022 A, Rev., 4.00%, 5/1/2033	2,685	2,939
Total Missouri		22,769
Nebraska — 1.0%
Nebraska Investment Finance Authority, Single Family Housing Series 2023 C, Rev., GNMA / FNMA / FHLMC COLL, 5.50%, 9/1/2053	4,790	5,116
Omaha School District Series 2016, GO, 5.00%, 12/15/2028	1,000	1,049
Southeast Community College Area, Tax Supported
COP, 5.00%, 12/15/2026	275	289
COP, 5.00%, 12/15/2027	495	530
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nebraska — continued
COP, 5.00%, 12/15/2028	540	584
University of Nebraska, Lincoln Student Fees and Facilities Series 2015A, Rev., 5.00%, 7/1/2025 (f)	250	255
Total Nebraska		7,823
Nevada — 0.4%
Nevada Housing Division, Woodcreek Apartments Rev., FHA, 5.00%, 12/1/2024 (b)	2,775	2,786
New Hampshire — 0.3%
New Hampshire Municipal Bond Bank Series 2020A, Rev., 5.00%, 2/15/2029	1,870	2,062
New Jersey — 6.3%
Borough of Seaside Park GO, BAN, 4.25%, 4/11/2025	1,000	1,006
Borough of South Plainfield Series 2024A, GO, BAN, 4.25%, 4/10/2025	1,000	1,007
Burlington County Bridge Commission, Government Leasing Program Series 2024A, Rev., 4.25%, 4/8/2025	1,600	1,612
New Jersey Economic Development Authority, School Facilities Construction
Series 2017DDD, Rev., 5.00%, 6/15/2026	1,840	1,913
Series 2024SSS, Rev., 5.00%, 6/15/2026	2,320	2,412
Series 2019 GGG, Rev., 5.25%, 9/1/2026 (c)	5,500	5,769
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2028	3,000	3,105
Series A, Rev., 5.00%, 6/15/2029	5,350	5,530
Series A, Rev., 5.00%, 6/15/2031	4,750	4,889
Passaic Valley Sewerage Commission, Sewer System Series J, Rev., AGM, 3.00%, 12/1/2030	6,665	6,602
State of New Jersey, COVID-19 Emergency Bonds Series 2020A, GO, 5.00%, 6/1/2026	7,455	7,772
Tobacco Settlement Financing Corp. Series 2018A, Rev., 5.00%, 6/1/2028	1,110	1,169
Township of Brick GO, BAN, 4.25%, 3/19/2025	5,000	5,028
Total New Jersey		47,814
New Mexico — 1.3%
City of Farmington, San Juan Project Series 2010A, Rev., 0.88%, 10/1/2026 (b)	4,000	3,765
County of Sandoval GO, 5.00%, 8/1/2026	650	677
New Mexico Finance Authority Series 2018 A, Rev., 5.00%, 6/15/2029	5,080	5,505
Total New Mexico		9,947
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — 7.6%
City of Oneida GO, BAN, 4.50%, 3/28/2025	8,000	8,066
Eastport-South Manor Central School District GO, BAN, 4.50%, 5/22/2025	2,000	2,020
Long Island Power Authority, Electric System Rev., 5.00%, 9/1/2027	500	537
Longwood Central School District, Suffolk County GO, 5.00%, 6/15/2026	365	381
Metropolitan Transportation Authority, Dedicated Tax Fund Series B-2, Rev., 4.00%, 11/15/2032	4,000	4,105
Metropolitan Transportation Authority, Green Bond
Series A-2, Rev., 4.00%, 11/15/2025	1,000	1,014
Series 2017C-1, Rev., 5.00%, 11/15/2026	2,610	2,734
Series 2018 B, Rev., 5.00%, 11/15/2026	1,000	1,048
New York City Industrial Development Agency, Yankee Stadium LLC Project Series 2020A, Rev., AGM, 5.00%, 3/1/2030	1,600	1,769
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2021 Series 2021, Subseries CC-2, Rev., 5.00%, 6/15/2028	3,410	3,593
New York City Transitional Finance Authority Future Tax Secured Series 2024G, Subseries G-1, Rev., 5.00%, 5/1/2027	3,755	4,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025 Series 2025A, Subseries A-1, Rev., 5.00%, 11/1/2030	2,250	2,541
New York State Dormitory Authority Series 2024A, Rev., AGM, 5.00%, 10/1/2028	5,800	6,356
New York State Dormitory Authority, Pace University
Series 2024 A, Rev., 5.25%, 5/1/2027	250	263
Series 2024 A, Rev., 5.25%, 5/1/2028	290	310
Series 2024 A, Rev., 5.25%, 5/1/2029	300	326
New York State Dormitory Authority, Personal Income Tax Series 2017B-2, Rev., 5.00%, 2/15/2030	1,875	1,979
New York State Dormitory Authority, School Districts Financing Program Series 2020A, Rev., AGM, 5.00%, 10/1/2031	5,065	5,420
New York State Dormitory Authority, St. John's University
Series 2021A, Rev., 4.00%, 7/1/2029	975	1,021
Series 2021A, Rev., 4.00%, 7/1/2030	1,500	1,578
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2021 A, Rev., 5.00%, 3/15/2031	80	91
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York State Urban Development Corp., State Personal Income Tax Series 2017C, Rev., 5.00%, 3/15/2032	1,000	1,057
Triborough Bridge and Tunnel Authority Series 2024B, Rev., BAN, 5.00%, 3/15/2027	7,000	7,415
Total New York		57,624
North Carolina — 2.4%
County of Mecklenburg Series 2015A, Rev., 5.00%, 10/1/2024	250	251
North Carolina Housing Finance Agency Series 2024, Rev., 5.00%, 4/1/2028 (b)	3,825	4,068
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019C, Rev., 2.55%, 6/1/2026 (b)	13,805	13,680
Total North Carolina		17,999
North Dakota — 0.2%
City of Grand Forks, Altru Health System
Series 2023A, Rev., AGM, 5.00%, 12/1/2026	370	386
Series 2023A, Rev., AGM, 5.00%, 12/1/2027	325	345
Series 2023A, Rev., AGM, 5.00%, 12/1/2028	460	494
Total North Dakota		1,225
Ohio — 2.7%
American Municipal Power, Inc. Prairie State Energy Campus Project Series 2023A, Rev., 5.00%, 2/15/2026	1,500	1,551
City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements
Series 2018A, Rev., 5.00%, 10/1/2025	150	154
Series 2018A, Rev., 5.00%, 10/1/2027	250	268
Series 2018A, Rev., 5.00%, 10/1/2028	250	269
Series 2017B-1, Rev., 5.00%, 10/1/2030	2,510	2,690
City of Columbus, Unlimited Tax Series 2024-1, GO, 5.00%, 2/15/2030	1,500	1,688
City of Dublin, Various Purpose GO, 4.00%, 12/1/2028	200	202
City of Toledo Series 2023, GO, 5.00%, 12/1/2026	445	466
Cuyahoga Community College District, Facilities Construction Improvement, Unlimited Tax GO, 5.00%, 12/1/2028	2,300	2,396
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	2,790	2,868
State of Ohio, Common School Series 2023A, GO, 5.00%, 3/15/2027	7,870	8,353
Total Ohio		20,905
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	31

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — 3.0%
Carter County Public Facilities Authority, Educational Facilities Lease, Ardmore City Schools Project
Rev., 5.00%, 9/1/2025	365	370
Rev., 5.00%, 9/1/2026	820	844
Rev., 5.00%, 9/1/2027	1,250	1,301
Cleveland County Educational Facilities Authority, Moore Public School Project
Series 2021, Rev., 4.00%, 6/1/2026	7,015	7,148
Series 2021, Rev., 4.00%, 6/1/2028	5,080	5,285
Grady County School Finance Authority, Educational Facilities Lease, Minco Public Schools Project
Rev., 5.00%, 9/1/2028	375	400
Rev., 5.00%, 9/1/2029	1,175	1,254
Muskogee Industrial Trust, Muskogee Public Schools Project
Rev., 5.00%, 9/1/2027	480	501
Series 2019, Rev., 4.00%, 9/1/2029	3,010	3,058
Oklahoma County Independent School District No. 52 Midwest City-Del City Series 2024, GO, 4.00%, 7/1/2028	2,000	2,086
Oklahoma State University, Agricultural Mechanical Colleges Series 2021A, Rev., 5.00%, 9/1/2024	255	255
Total Oklahoma		22,502
Oregon — 0.1%
Port of Portland, International Airport Series 26A, Rev., 5.00%, 7/1/2026	650	670
Pennsylvania — 5.2%
Allegheny County Airport Authority, Pittsburgh International Airport
Series 2023A, Rev., AMT, AGM, 5.00%, 1/1/2026	350	359
Series 2023A, Rev., AMT, AGM, 5.00%, 1/1/2027	850	884
Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2022A, Rev., (SOFR + 0.29%), 4.03%, 9/6/2024 (d)	2,500	2,466
Bethlehem Area School District Series 2021, GO, 5.00%, 11/15/2026	4,165	4,372
Commonwealth Financing Authority Series 2019 B, Rev., 5.00%, 6/1/2029	500	550
Commonwealth of Pennsylvania Series 2023, GO, 5.00%, 9/1/2029	650	725
County of Northampton
Series 2019A, GO, 4.00%, 10/1/2027	1,565	1,600
Series 2019A, GO, 4.00%, 10/1/2028	920	942
General Authority of Southcentral Pennsylvania, Hanover Hospital, Inc. Rev., 5.00%, 12/1/2026	1,400	1,431
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2023A, Rev., 5.00%, 6/1/2029	2,000	2,197
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 5.00%, 9/1/2024	1,000	1,000
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023B, Rev., 4.10%, 6/1/2029	5,200	5,376
Panther Valley School District
GO, 2.00%, 10/15/2026	750	726
GO, 2.00%, 10/15/2027	680	649
GO, 2.00%, 10/15/2028	300	282
GO, 2.00%, 10/15/2029	300	277
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Series 2021A-2, Rev., 4.60%, 10/1/2026 (b)	5,000	5,046
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2024-146A, Rev., 6.25%, 10/1/2054	3,000	3,353
Pennsylvania Turnpike Commission Series 2019, Rev., 5.00%, 12/1/2030	3,900	4,233
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017-3, Rev., 5.00%, 12/1/2028	1,000	1,062
Pennsylvania Turnpike Commission, Subordinate Series 2021 B, Rev., 5.00%, 12/1/2027	1,025	1,102
Southeastern Pennsylvania Transportation Authority, Asset Improvement Program Rev., 5.00%, 6/1/2032	100	115
Upper St. Clair Township School District
Series 2019B, GO, 4.00%, 10/1/2028	575	591
Series 2019B, GO, 4.00%, 10/1/2029	420	431
Total Pennsylvania		39,769
South Carolina — 0.5%
Patriots Energy Group Financing Agency Series 2023 Subseries B-1, Rev., 5.25%, 3/1/2031 (b)	3,665	3,984
South Dakota — 0.2%
South Dakota Housing Development Authority Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055 (e)	1,500	1,702
Tennessee — 2.4%
City of Chattanooga Series A, Rev., 5.00%, 9/1/2024	175	175
County of Rutherford Series 2015A, GO, 5.00%, 4/1/2026	1,165	1,181
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Johnson City Health and Educational Facilities Board, Ballad Health Series 2023A, Rev., 5.00%, 7/1/2025	760	771
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Chippington Towers Project Rev., 0.45%, 10/1/2024 (b)	10,000	9,976
Tennergy Corp., Gas Supply Series 2021 A, Rev., 4.00%, 9/1/2028 (b)	6,500	6,549
Total Tennessee		18,652
Texas — 9.9%
Abilene Independent School District, Unlimited Tax School Building GO, PSF-GTD, 4.00%, 2/15/2029	2,000	2,070
Arlington Higher Education Finance Corp., Uplift Education Series 2017A, Rev., PSF-GTD, 4.00%, 12/1/2029	1,000	1,019
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2026	250	261
Series 2018C, Rev., 5.00%, 8/1/2027	200	213
Series 2018C, Rev., 5.00%, 8/1/2029	325	346
Bridge City Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2033	520	585
City of Austin Water and Wastewater System Series 2024, Rev., 5.00%, 11/15/2028	2,500	2,742
City of Austin, Airport System Series 2017 A, Rev., 5.00%, 11/15/2028	1,130	1,177
City of Denton GO, 5.00%, 2/15/2025	270	273
City of El Paso Series 2023, GO, 5.00%, 8/15/2025	1,080	1,104
City of Houston Series 2024A, GO, 5.00%, 3/1/2030	500	558
City of Houston Combined Utility System Series 2016B, Rev., 5.00%, 11/15/2027	780	819
City of Houston Combined Utility System, First Lien Series 2024 A, Rev., 5.00%, 11/15/2027	4,125	4,429
City of Houston, Airport System, Subordinate Lien Series 2018 B, Rev., 5.00%, 7/1/2025	2,980	3,031
City of Houston, Combined Utility System, First Lien Series 2024 A, Rev., 5.00%, 11/15/2026	6,000	6,311
City of Lubbock Electric Light and Power System Series 2022, Rev., AGM, 5.00%, 4/15/2028	1,120	1,208
City of Pearland, Permanent Improvement Series 2017, GO, 5.00%, 3/1/2025	225	227
City of San Antonio Series 2024, GO, 5.00%, 2/1/2030 (e)	600	670
City of San Antonio Electric and Gas Systems Series 2024D, Rev., 5.00%, 2/1/2030 (e)	1,000	1,115
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
City of Waco, Combination Tax
Series 2024 A, GO, 5.00%, 2/1/2028	1,920	2,068
Series 2024 A, GO, 5.00%, 2/1/2029	2,000	2,197
County of Bastrop, Combination Tax GO, 5.00%, 8/1/2030 (e)	1,145	1,278
Dallas County Utility and Reclamation District, Unlimited Tax Series 2016, GO, 5.00%, 2/15/2028	1,100	1,175
Elgin Independent School District, Unlimited Tax Series 2022, GO, PSF-GTD, 5.00%, 8/1/2032	1,025	1,178
Grand Parkway Transportation Corp. Series 2023, Rev., 5.00%, 4/1/2028 (b)	1,000	1,067
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2014A, Rev., 5.00%, 12/1/2026	1,910	1,919
Series 2022B, Rev., 5.00%, 12/1/2028 (b)	1,475	1,592
Series 2024 B, Rev., 5.00%, 7/1/2031	1,250	1,410
Harris County Fresh Water Supply District No. 61, Unlimited Tax GO, AGM, 3.00%, 9/1/2025	530	530
Hereford Independent School District, School Building, Unlimited Tax
GO, PSF-GTD, 4.00%, 2/15/2028	1,420	1,456
GO, PSF-GTD, 4.00%, 2/15/2029	1,480	1,515
Irving Hospital Authority, Baylor Scott and White Medical Center
Series 2017A, Rev., 5.00%, 10/15/2028	250	257
Series 2017A, Rev., 5.00%, 10/15/2029	500	514
Lone Star College System, Limited Tax Series 2016, GO, 4.00%, 2/15/2032	1,125	1,132
Lower Colorado River Authority, LCRA Transmission Services Corp. Project
Series 2022A, Rev., 5.00%, 5/15/2030	805	899
Series 2023A, Rev., AGM, 5.00%, 5/15/2030	2,380	2,662
Metropolitan Transit Authority of Harris County Sales and Use Tax
Series A, Rev., 5.00%, 11/1/2028	1,000	1,048
Rev., 5.00%, 11/1/2029	1,530	1,661
North Texas Tollway Authority, First Tier
Series 2023 A, Rev., 5.00%, 1/1/2026	3,740	3,858
Series A, Rev., 4.00%, 1/1/2033	2,500	2,532
Northwest Independent School District, Unlimited Tax Series 2024 A, GO, PSF-GTD, 5.00%, 2/15/2029	1,000	1,099
S&S Consolidated Independent School District GO, PSF-GTD, 4.00%, 2/15/2028	580	600
Spring Independent School District, Unlimited Tax Series 2024 B, GO, 5.00%, 8/15/2030 (e)	1,575	1,762
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	33

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
State of Texas, College Student Loan Series 2023A, GO, AMT, 5.25%, 8/1/2029	2,470	2,692
Texas A&M University, Financing System Series 2017E, Rev., 5.00%, 5/15/2027	1,395	1,484
Texas Municipal Gas Acquisition & Supply Corp. IV Series 2023A, Rev., 5.50%, 1/1/2030 (b)	3,040	3,283
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply, Senior Lien Series 2008D, Rev., 6.25%, 12/15/2026	890	920
Texas State University System Series 2024, Rev., 5.00%, 3/15/2029	2,000	2,202
Texas Water Development Board Series 2023 A, Rev., 5.00%, 10/15/2024	1,150	1,153
West Travis County Public Utility Agency Rev., 5.00%, 8/15/2027	350	372
Total Texas		75,673
Utah — 0.9%
Utah Infrastructure Agency, Tax-Exempt Telecommunications Series 2017A, Rev., 5.00%, 10/15/2025	5,000	5,068
West Valley City Municipal Building Authority
Rev., AGM, 5.00%, 2/1/2027	720	756
Rev., AGM, 5.00%, 2/1/2029	1,070	1,127
Total Utah		6,951
Virginia — 2.8%
County of Henrico Water and Sewer Series 2016, Rev., 5.00%, 5/1/2026 (f)	1,500	1,561
Hampton Roads Sanitation District Series 2024 A, Rev., 5.00%, 11/1/2026	3,240	3,411
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2021A, Rev., BAN, 5.00%, 7/1/2026 (f)	7,435	7,746
Isle Wight County Economic Development Authority, Riverside Health System
Series 2023, Rev., AGM, 5.00%, 7/1/2026	500	519
Series 2023, Rev., AGM, 5.00%, 7/1/2027	360	380
Series 2023, Rev., AGM, 5.00%, 7/1/2028	350	376
Series 2023, Rev., AGM, 5.00%, 7/1/2029	500	545
Series 2023, Rev., AGM, 5.00%, 7/1/2030	750	826
Series 2023, Rev., AGM, 5.00%, 7/1/2031	1,000	1,108
Norfolk Economic Development Authority, Sentara Healthcare Series 2018A, Rev., 5.00%, 11/1/2028 (b)	2,190	2,367
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued
Rappahannock Regional Jail Authority Series 2015, Rev., 5.00%, 10/1/2025 (f)	1,090	1,118
Virginia Small Business Financing Authority, Environmental Facilities Series 2022, Rev., 5.00%, 11/15/2024 (b)	1,500	1,501
Total Virginia		21,458
Washington — 3.1%
Central Puget Sound Regional Transit Authority Series 2021 S 1, Rev., 5.00%, 11/1/2025	1,000	1,028
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax Series 2021 S 1, Rev., 5.00%, 11/1/2030	1,530	1,733
Energy Northwest, Project 1 Series 2024 B, Rev., 5.00%, 7/1/2027	2,500	2,666
State of Washington, Various Purpose Series 2024 C, GO, 5.00%, 2/1/2027	3,000	3,173
Washington Health Care Facilities Authority, Commonspirit Health Series 2019B-3, Rev., 5.00%, 8/1/2026 (b)	15,000	15,327
Total Washington		23,927
Wisconsin — 1.4%
Sun Prairie Area School District GO, 4.00%, 3/1/2028	2,500	2,577
Wauwatosa School District, School Building and Improvement Series 2019A, GO, 5.00%, 3/1/2029	6,025	6,380
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018 B-1, Rev., 5.00%, 7/1/2027 (b)	1,280	1,326
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group Rev., 5.00%, 8/15/2025	325	331
Total Wisconsin		10,614
Wyoming — 0.1%
Wyoming Municipal Power Agency, Inc. Series 2017A, Rev., 5.00%, 1/1/2027 (f)	1,000	1,056
Total Municipal Bonds (Cost $720,192)		724,321
Collateralized Mortgage Obligations — 0.0% ^
FNMA, REMIC Series 2002-36, Class FS, 5.96%, 6/25/2032 (b)(Cost $8)	9	9
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 5.1%
Investment Companies — 5.1%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.24% (g) (h) (Cost $38,575)	38,572	38,576
Total Investments — 100.1% (Cost $758,775)		762,906
Liabilities in Excess of Other Assets — (0.1)%		(661)
NET ASSETS — 100.0%		762,245

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Security is prerefunded or escrowed to maturity.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	35

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 94.3% (a)
Alabama — 1.1%
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024 A, Rev., AMT, 5.00%, 6/1/2054	1,000	1,039
Southeast Energy Authority A Cooperative District Project No.06 Series 2023B, Rev., LIQ : Royal Bank of Canada, 5.00%, 6/1/2030 (b)	5,530	5,887
Total Alabama		6,926
Alaska — 0.4%
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019 A, Rev., 4.00%, 10/1/2049	1,250	1,159
Northern Tobacco Securitization Corp., Senior Lien Series 2021A CL1, Class 1, Rev., 5.00%, 6/1/2029	1,000	1,063
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021 B-2, Class 2, Rev., Zero Coupon, 6/1/2066	2,855	384
Total Alaska		2,606
Arizona — 1.6%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2021A, Rev., 4.00%, 11/1/2051	1,300	1,235
Series 2022A, Rev., 4.25%, 11/1/2052	800	789
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 4.50%, 1/1/2049	4,000	2,323
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Series 2023A, Rev., 5.25%, 11/1/2048	2,000	2,155
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2032	350	364
Series 2018A, Rev., 5.00%, 7/1/2037	200	206
Pima County Unified School District No. 1 Tucson, Project of 2023 Series 2024 A, GO, AGM, 5.00%, 7/1/2042	1,000	1,111
Salt River Project Agricultural Improvement and Power District, Arizona Electric System Series 2023B, Rev., 5.25%, 1/1/2053	2,000	2,225
Total Arizona		10,408
Arkansas — 0.4%
University of Arkansas, Various Facilities Fayetteville Campus Series 2024 B, Rev., 5.00%, 11/1/2030	2,280	2,588
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — 8.0%
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (b)	2,565	2,726
Series 2023 G-1, Rev., 5.25%, 4/1/2030 (b)	2,500	2,695
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2029	110	118
Series 2020A, Rev., 4.00%, 6/1/2034	510	523
Series 2020 B-2, Rev., Zero Coupon, 6/1/2055	6,250	1,230
California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2026 (c)	500	511
California Health Facilities Financing Authority, Adventist Health System Series 2024A, Rev., 5.00%, 12/1/2036	4,500	5,016
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2020 A-4, Rev., AMT, 8.00%, 8/15/2025 (b) (d)	2,695	2,721
California Infrastructure and Economic Development Bank, California Academy Of Science Series 2024A, Rev., 3.25%, 8/1/2029	5,000	5,019
California Public Finance Authority, Henry Mayo Newhall Hospital Rev., 5.00%, 10/15/2047	1,000	1,005
California School Finance Authority, Green Dot Public School Projects
Series 2018A, Rev., 5.00%, 8/1/2025 (d)	150	151
Series 2018A, Rev., 5.00%, 8/1/2026 (d)	150	154
Series 2018A, Rev., 5.00%, 8/1/2027 (d)	150	156
California Statewide Communities Development Authority Series 2009 C-2, Rev., 5.00%, 11/1/2029 (b)	3,500	3,898
California Statewide Communities Development Authority, John Muir Health Series 2024A, Rev., 5.00%, 12/1/2049	2,000	2,192
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 4.00%, 8/1/2045	2,130	1,932
Encinitas Union School District, Election 2010
Series 2015, GO, Zero Coupon, 8/1/2025	2,000	1,135
Series 2015, GO, Zero Coupon, 8/1/2025	3,000	1,543
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2021 B, Rev., 3.00%, 6/1/2046	1,110	1,027
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	5,000	582
Mount San Antonio Community College District, Election of 2008 Series 2013A, GO, Zero Coupon, 8/1/2043	7,150	7,132
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
San Diego County Regional Airport Authority
Series 2023B, Rev., AMT, 5.00%, 7/1/2048	5,540	5,869
Series 2023B, Rev., AMT, 5.00%, 7/1/2053	2,500	2,628
State of California, Various Purpose GO, 5.00%, 8/1/2028	1,500	1,639
Total California		51,602
Colorado — 2.3%
City and County of Denver, Airport System Series 2022A, Rev., AMT, 5.50%, 11/15/2042	1,500	1,670
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project Rev., 5.00%, 12/1/2050 (d)	740	673
Colorado Educational and Cultural Facilities Authority, James Irwin Educational Foundation Series 2022, Rev., 5.00%, 9/1/2057	1,750	1,776
Colorado Health Facilities Authority, Adventist Health System Series 2024 A-1, Rev., 5.00%, 11/15/2029 (b)	1,000	1,097
Colorado Health Facilities Authority, CommonSpirit Health Series 2019A-1, Rev., 4.00%, 8/1/2044	2,565	2,438
Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	1,095	1,039
Colorado Springs School District No. 11 Facilities Corp. COP, 5.00%, 12/15/2043	1,200	1,315
Denver Health and Hospital Authority Series A, Rev., 5.25%, 12/1/2045	1,000	1,000
Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.25%, 12/1/2050	1,000	1,001
Transport Metropolitan District No. 3, Limited Tax Series 2021A-1, GO, 5.00%, 12/1/2041	1,700	1,490
Verve Metropolitan District No. 1 GO, 6.75%, 12/1/2052	1,500	1,487
Total Colorado		14,986
Connecticut — 0.4%
Connecticut State Health and Educational Facilities Authority, Yale New Heaven Health Series 2024 B, Rev., 5.00%, 7/1/2029 (b)	1,500	1,639
Stamford Housing Authority, The Dogwoods Project Rev., BAN, 11.00%, 12/1/2027 (d)	1,000	975
State of Connecticut Series A, GO, 5.00%, 4/15/2029	150	159
Total Connecticut		2,773
Delaware — 0.4%
Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group
Series 2023B, Rev., 5.00%, 11/15/2038	770	814
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Delaware — continued
Series 2018B, Rev., 5.00%, 11/15/2048	1,000	1,019
Delaware State Economic Development Authority, Newark Charter School, Inc., Project
Series A, Rev., 5.00%, 9/1/2036	500	512
Series A, Rev., 5.00%, 9/1/2046	500	504
Total Delaware		2,849
District of Columbia — 1.9%
District of Columbia, Kipp DC Project Rev., 4.00%, 7/1/2039	1,925	1,885
District of Columbia, Rocketship Obligated Group Series 2021A, Rev., 5.00%, 6/1/2041 (d)	1,130	1,142
Metropolitan Washington Airports Authority Aviation
Series 2024A, Rev., AMT, 5.00%, 10/1/2025	875	893
Series 2021A, Rev., AMT, 4.00%, 10/1/2040	3,250	3,195
Washington Metropolitan Area Transit Authority Series 2018, Rev., 5.00%, 7/1/2043	5,010	5,165
Total District of Columbia		12,280
Florida — 2.3%
City of Miami Series 2024A, Rev., 5.50%, 1/1/2049	1,000	1,138
City of Pompano Beach, John Knox Village Project Series 2021A, Rev., 4.00%, 9/1/2051	3,400	2,932
City of Tallahassee Utility System Series 2024 A, Rev., 5.00%, 10/1/2035	1,000	1,175
County of Hillsborough, Parks and Recreation Program GO, NATL - RE, 5.25%, 7/1/2025	615	628
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.00%, 7/1/2037	4,000	4,176
Florida Gulf Coast University Financing Corp., Housing Project Series 2020A, Rev., 4.00%, 2/1/2037	225	228
Middleton Community Development District A, City of Wildwood, Florida Special Assessment Series 2022, 6.10%, 5/1/2042	1,000	1,058
Okaloosa County School Board COP, AGC, 5.00%, 10/1/2049	3,000	3,253
Total Florida		14,588
Georgia — 4.2%
Carroll City-County Hospital Authority, Tanner Medical Center Project Rev., GTD, 4.00%, 7/1/2045	1,250	1,238
Development Authority of Burke County (The) Series 2013-1, Rev., 3.38%, 3/12/2027 (b)	1,000	1,007
Downtown Development Authority of The City of Dalton, Hamilton Health Care System Rev., NATL - RE, 5.50%, 8/15/2026	750	772
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	37

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Fayette County Development Authority, United States Soccer Federation, Inc. Project Series 2024, Rev., 5.00%, 10/1/2044	1,050	1,121
Main Street Natural Gas, Inc., Gas Supply
Series 2022B, Rev., 5.00%, 6/1/2029 (b)	6,500	6,845
Series 2023E SUB E1, Rev., 5.00%, 6/1/2031 (b)	6,770	7,288
Series 2024C, Rev., 5.00%, 12/1/2031 (b)	3,195	3,418
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project Series 2019B, Rev., 5.00%, 1/1/2059	5,000	5,063
Total Georgia		26,752
Idaho — 0.3%
Boise State University General Project Series 2023A, Rev., 5.00%, 4/1/2048	1,595	1,737
Illinois — 4.7%
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.75%, 1/1/2048	1,665	1,853
Series 2023A, Rev., AMT, 5.50%, 1/1/2053	2,195	2,386
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2018B, Rev., 5.00%, 1/1/2053	3,000	3,098
Series 2024 B, Rev., 5.50%, 1/1/2059 (e)	1,000	1,109
City of Chicago, Waterworks, Second Lien Series 2023A, Rev., AGM, 5.25%, 11/1/2053	635	690
Cook County School District No. 99 Cicero, Limited Tax Series 2019B, GO, 5.00%, 12/1/2024	185	186
Illinois Finance Authority, Mercy Health System Rev., 5.00%, 12/1/2046	305	308
Illinois Finance Authority, University Of Chicago Series 2024 A, Rev., 5.00%, 4/1/2032	2,000	2,292
Illinois Housing Development Authority Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	1,000	1,098
Sales Tax Securitization Corp.
Series 2018C, Rev., 5.00%, 1/1/2026	3,500	3,603
Series 2018C, Rev., 5.25%, 1/1/2043	1,500	1,575
State of Illinois
Series 2017D, GO, 5.00%, 11/1/2024	325	326
Series 2024B, GO, 5.00%, 5/1/2025	2,000	2,024
Series 2024B, GO, 5.00%, 5/1/2026	1,500	1,549
Series 2022B, GO, 5.00%, 3/1/2033	6,000	6,699
GO, 4.00%, 6/1/2037	45	45
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Series 2023B, GO, 4.50%, 5/1/2048	615	616
Village of Bolingbrook Series 2018A, GO, AGM, 5.00%, 1/1/2033	1,000	1,047
Total Illinois		30,504
Indiana — 0.7%
Carmel Clay School Building Corp. Series 2021, Rev., 4.00%, 7/15/2028	2,055	2,152
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (d)	500	425
Greater Clark County School Building Corp. Series 2024A, Rev., 5.00%, 7/15/2036	1,000	1,142
Indiana Finance Authority, CHF- Tippecanoe LLC- Student Housing Project Series 2023A, Rev., 5.00%, 6/1/2053	900	931
Total Indiana		4,650
Iowa — 0.0% ^
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Class 2, Rev., Zero Coupon, 6/1/2065	1,250	194
Kentucky — 0.8%
Kentucky Public Energy Authority Series 2024B, Rev., 5.00%, 8/1/2032 (b)	4,500	4,886
Louisiana — 2.0%
Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2051 (d)	1,140	995
Louisiana Public Facilities Authority, Mentorship Steam Academy Project Series 2021A, Rev., 5.00%, 6/1/2056 (d)	740	635
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Series 2015, Rev., 5.00%, 5/15/2047	1,055	1,060
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (b)	10,000	10,000
Total Louisiana		12,690
Maryland — 1.2%
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2042	5,000	5,141
Maryland State Transportation Authority Series 2021 A, Rev., 5.00%, 7/1/2046	2,115	2,271
Total Maryland		7,412
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — 1.5%
Commonwealth of Massachusetts Transportation Fund Series 2015 A, Rev., 5.00%, 6/1/2028	1,010	1,026
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series 2016J, GO, 4.00%, 12/1/2039	3,690	3,696
Massachusetts Port Authority, Bosfuel Project Series 2019 A, Rev., AMT, 5.00%, 7/1/2049	4,675	4,783
Total Massachusetts		9,505
Michigan — 2.0%
City of Detroit, Unlimited Tax
Series 2021A, GO, 4.00%, 4/1/2041	300	295
Series 2021A, GO, 4.00%, 4/1/2042	350	339
Michigan Finance Authority, Henry Ford Health System
Rev., 4.00%, 11/15/2046	480	452
Series 2019A, Rev., 4.00%, 11/15/2050	4,890	4,456
Michigan Finance Authority, Trinity Health Credit Group Series 2022B, Rev., 5.00%, 12/1/2028 (b)	2,000	2,148
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project Rev., AMT, 4.00%, 10/1/2026 (b)	5,000	5,016
Total Michigan		12,706
Minnesota — 0.2%
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA / FNMA / FHLMC, 5.52%, 3/1/2041	20	20
Minnesota Housing Finance Agency, Residential Housing Series 2024 O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	1,000	1,139
Minnesota Housing Finance Agency, Residential Housing Finance Series C, Rev., AMT, GNMA / FNMA / FHLMC, 4.00%, 1/1/2045	130	130
Total Minnesota		1,289
Mississippi — 0.2%
Mississippi Development Bank, Special Obligation, Water and Sewer System Project Rev., AGM, 6.88%, 12/1/2040	1,000	1,004
Missouri — 0.9%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2034	1,000	1,040
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,025
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — continued
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024 A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	990	1,087
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2015 B, Rev., 5.00%, 7/1/2026	2,890	2,947
Total Missouri		6,099
Nebraska — 1.6%
Central Plains Energy Project, Gas Project No. 3
Series A, Rev., 5.00%, 9/1/2035	1,500	1,630
Series 2017A, Rev., 5.00%, 9/1/2042	750	827
Central Plains Energy Project, Gas Project No. 5 Series 2022-1, Rev., 5.00%, 10/1/2029 (b)	7,625	8,009
Total Nebraska		10,466
New Hampshire — 0.3%
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (d)	650	650
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023A, Rev., 4.50%, 6/1/2053	1,075	1,081
Total New Hampshire		1,731
New Jersey — 2.7%
Borough of Dumont, County of Bergen GO, 4.00%, 5/1/2040	415	427
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2027	240	248
New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	2,800	2,832
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series A-1, Rev., 5.00%, 6/15/2027	2,670	2,766
New Jersey Transportation Trust Fund Authority, Transportation System Series 2008A, Rev., Zero Coupon, 12/15/2036	10,355	6,491
New Jersey Turnpike Authority Series 2017G, Rev., 4.00%, 1/1/2043	1,000	1,001
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 4.00%, 6/1/2037	1,000	1,001
Series 2018A, Rev., 5.00%, 6/1/2046	1,000	1,024
Series 2018A, Rev., 5.25%, 6/1/2046	1,500	1,554
Total New Jersey		17,344
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	39

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Mexico — 0.2%
City of Farmington, San Juan Project Series 2010 B, Rev., 3.88%, 6/1/2029 (b)	1,550	1,593
New York — 13.7%
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022A, Rev., 5.00%, 7/1/2052	350	355
City of New York, Fiscal Year 2020 Series 2020D-1, GO, 4.00%, 3/1/2050	650	634
City of New York, Fiscal Year 2024 Series 2024D, GO, 5.00%, 4/1/2044	1,500	1,655
City of Oneida GO, BAN, 4.50%, 3/28/2025	7,300	7,360
Dutchess County Local Development Corp., Millbrook School Project Series 2021, Rev., 4.00%, 9/1/2051	1,030	930
Long Island Power Authority, Electric System
Series 2024B, Rev., 3.00%, 9/1/2029 (b)	3,000	2,958
Series 2024B, Rev., 3.00%, 9/1/2031 (b)	3,000	2,962
Series 2024A, Rev., 5.00%, 9/1/2049	1,500	1,649
New York City Industrial Development Agency, Yankee Stadium Project Series 2020 A, Rev., AGM, 5.00%, 3/1/2029	2,100	2,289
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2024 Series 2024, Subseries AA-1, Rev., 5.25%, 6/15/2053	2,700	2,998
New York City Transitional Finance Authority Building Aid, Subordinate Series 2016S-1, Rev., 4.00%, 7/15/2040	410	411
New York City Transitional Finance Authority Future Tax Secured Series 2018 B-1, Rev., 4.00%, 8/1/2042	1,250	1,242
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019 A-1, Rev., 5.00%, 8/1/2040	5,000	5,270
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022 Series 2022B, Subseries B-1, Rev., 4.00%, 8/1/2038	470	483
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023F, Subseries F-1, Rev., 4.00%, 2/1/2051	1,250	1,219
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025 Series 2025A, Subseries A-1, Rev., 5.00%, 11/1/2035	2,000	2,338
New York Liberty Development Corp., Secured by Port Authority Series 1WTC-2021, Rev., 2.75%, 2/15/2044	1,900	1,465
New York Power Authority, Green Transmission Project
Series 2023 A, Rev., AGM, 5.13%, 11/15/2058	5,000	5,541
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2023 A, Rev., AGM, 5.13%, 11/15/2063	4,000	4,417
New York State Dormitory Authority
Series 2024A, Rev., 5.25%, 3/15/2052	3,270	3,628
Series 2020A, Rev., 4.00%, 7/1/2053	2,500	2,420
Series 2024A, Rev., 5.50%, 7/1/2054	2,350	2,689
New York State Dormitory Authority, Northwell Health Obligated Group Series 2022A, Rev., 5.00%, 5/1/2052	3,970	4,234
New York State Dormitory Authority, Pace University Series 2024 A, Rev., 5.25%, 5/1/2043	475	522
New York State Dormitory Authority, State Sales Tax Series 2018A, Rev., 5.00%, 3/15/2037	40	42
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 4.00%, 10/1/2030	4,255	4,253
Series 2018, Rev., AMT, 5.00%, 1/1/2031	2,000	2,070
Rev., AMT, 5.00%, 1/1/2034	1,125	1,160
Series 2018, Rev., AMT, 4.00%, 1/1/2036	1,500	1,484
Rev., AMT, 4.38%, 10/1/2045	1,200	1,154
New York Transportation Development Corp., JFK International Airport New Terminal One Project Series 2023, Rev., AMT, AGM, 5.00%, 6/30/2049	2,800	2,916
Port Authority of New York and New Jersey, Consolidated
Series 244, Rev., 5.00%, 7/15/2040	1,755	2,010
Series 93, Rev., 6.13%, 6/1/2094	7,320	7,329
Sherburne Earlville Central School District GO, BAN, 4.50%, 7/18/2025	3,000	3,030
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax
Series 2024C, Rev., 5.00%, 11/15/2035	1,000	1,179
Series 2021A-1, Rev., 4.00%, 5/15/2046	1,000	990
Westchester County Local Development Corp., The Bethel Methodist Home D/B/A, The Knolls Project Series 2020A, Rev., 5.13%, 7/1/2055	1,100	907
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement Series B, Rev., 5.00%, 6/1/2025	130	131
Total New York		88,324
North Carolina — 0.6%
County of Durham Series 2024 A, Rev., 5.00%, 6/1/2041	1,390	1,580
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — continued
County of Johnston Water and Sewer System Series 2024, Rev., 4.00%, 4/1/2054	650	639
North Carolina Housing Finance Agency, Homeownership Series 53-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	1,250	1,384
Total North Carolina		3,603
North Dakota — 0.2%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2024 C, Rev., 5.00%, 7/1/2042	1,375	1,483
Ohio — 4.2%
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 5.00%, 6/1/2031	3,000	3,230
Series 2020B-2, Rev., 5.00%, 6/1/2055	4,465	4,103
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	6,605	598
Butler County Port Authority, Community First Solutions Series 2021A, Rev., 4.00%, 5/15/2046	250	226
City of Upper Arlington Nontax Series 2023, Rev., 5.25%, 12/1/2053	2,500	2,658
Cleveland Department of Public Utilities Division of Water, Second Lien Series 2017B, Rev., 5.00%, 1/1/2027	1,515	1,598
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2015A, Rev., 4.25%, 11/1/2045	2,000	2,000
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (d)	2,655	2,729
North Ridgeville City School District Series 2024, GO, 4.50%, 12/1/2061	1,165	1,154
Northeast Ohio Medical University Series 2021A, Rev., 3.00%, 12/1/2040	250	206
Ohio Air Quality Development Authority, Duke Energy Corp. Series 2022A, Rev., AMT, 4.25%, 6/1/2027 (b)	2,575	2,613
Olmsted Falls City School District Series 2017A, GO, 4.00%, 12/1/2051	1,000	961
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project Series 2024B, Rev., 5.00%, 12/1/2043	1,000	1,094
State of Ohio, Children's Hospital Medical Center of Akron Series 2024 A, Rev., 5.25%, 8/15/2048	1,000	1,108
University of Cincinnati Series 2024A, Rev., 5.25%, 6/1/2049	2,500	2,745
Total Ohio		27,023
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oklahoma — 0.5%
Oklahoma Development Finance Authority Health System, OU Medicine Project Series 2018 B, Rev., 5.50%, 8/15/2052	2,000	2,062
University of Oklahoma (The) Series 2024A, Rev., 5.00%, 7/1/2040	1,000	1,130
Total Oklahoma		3,192
Oregon — 1.4%
City of Portland, Sewer System Series 2023 A, Rev., 5.00%, 12/1/2040	6,000	6,760
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	3,425	2,176
Total Oregon		8,936
Pennsylvania — 5.1%
Chester County Industrial Development Authority, Longwood Gardens Project Series 2021, Rev., 4.00%, 12/1/2046	1,250	1,219
Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., 5.00%, 6/1/2029	110	118
Lancaster County Hospital Authority, Health Center, Masonic Villages Project
Rev., 5.00%, 11/1/2036	510	529
Rev., 5.00%, 11/1/2037	250	259
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (b)	5,000	5,121
Montgomery County Industrial Development Authority, Waverly Heights Ltd., Project Rev., 5.00%, 12/1/2044	350	357
Pennsylvania Economic Development Financing Authority, Junior Guaranteed, Capitol Region Parking System Series 2024 B, Rev., GTD, 4.25%, 1/1/2050	1,000	983
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges Rev., AMT, AGM, 5.00%, 12/31/2057	2,825	2,943
Pennsylvania Housing Finance Agency Series 2024-145A, Rev., 6.00%, 10/1/2054	1,500	1,656
Pennsylvania Turnpike Commission Series 2023 B, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/12/2024 (b)	10,000	10,000
Pennsylvania Turnpike Commission Oil Franchise Tax Series 2021B, Rev., 4.00%, 12/1/2051	10,000	9,353
Total Pennsylvania		32,538
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	41

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Puerto Rico — 0.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2027	1,500	1,348
Series A-2, Rev., 4.78%, 7/1/2058	2,750	2,715
Total Puerto Rico		4,063
Rhode Island — 0.2%
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	1,000	1,001
South Carolina — 1.4%
Greenville-Spartanburg Airport District Series 2024A, Rev., 5.25%, 7/1/2054	1,500	1,632
Horry County School District Series 2015A, GO, SCSDE, 4.00%, 3/1/2028	2,085	2,094
Patriots Energy Group Financing Agency Series 2023 Subseries B-1, Rev., 5.25%, 3/1/2031 (b)	2,665	2,897
South Carolina Public Service Authority, Santee Cooper
Series 2024 B, Rev., 5.00%, 12/1/2041	1,150	1,267
Series 2024 B, Rev., AGM, 5.00%, 12/1/2049	1,000	1,081
Total South Carolina		8,971
Tennessee — 3.7%
Knox County Health Educational and Housing Facility Board, University of Tennessee Project Series 2024A-1, Rev., 5.50%, 7/1/2054	750	821
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,218
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Belmont University Series 2023, Rev., 5.25%, 5/1/2048	1,250	1,359
Metropolitan Nashville Airport Authority (The) Series 2022B, Rev., AMT, 5.00%, 7/1/2052	1,975	2,043
Metropolitan Nashville Airport Authority (The), Subordinate Airport Series 2019A, Rev., 5.00%, 7/1/2049	4,500	4,735
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2024B, Rev., 5.00%, 9/1/2029 (b)	1,335	1,435
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.75%, 10/1/2054	1,000	692
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued
Series 2019A, Rev., 5.75%, 10/1/2059	1,500	1,023
Tennergy Corp., Gas Supply Series 2021 A, Rev., 4.00%, 9/1/2028 (b)	10,110	10,186
Total Tennessee		23,512
Texas — 13.4%
Aledo Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2048	2,000	2,161
Austin Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 5.00%, 8/1/2037	4,250	4,946
Birdville Independent School District, Unlimited Tax Series 2023A, GO, PSF-GTD, 5.00%, 2/15/2045	2,785	3,053
Central Texas Turnpike System, First Tier Series 2024 B, Rev., 5.00%, 5/15/2030 (b)	1,000	1,083
Central Texas Turnpike System, Second Tier Series 2024 C, Rev., 5.00%, 8/15/2041	1,575	1,726
City of Houston, Airport System, United Airlines, Inc., Terminal E Project Rev., AMT, 5.00%, 7/1/2029	2,500	2,501
City of Houston, Combined Utility System, First Lien Series 2024 A, Rev., 5.00%, 11/15/2025	2,500	2,566
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., AGM, 5.75%, 12/1/2032 (c)	2,500	3,062
City of San Antonio Electric and Gas Systems
Series 2024 B, Rev., 5.00%, 2/1/2039	1,000	1,135
Series 2024 B, Rev., 5.25%, 2/1/2049	1,000	1,108
Clifton Higher Education Finance Corp., Yes Prep Public School, Inc. Series 2023, Rev., PSF-GTD, 4.25%, 4/1/2048	1,000	999
County of Harris, Unlimited Tax Series 2023A, GO, 4.25%, 9/15/2048	2,000	2,000
Crandall Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2048	1,000	1,080
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2048	315	343
GO, PSF-GTD, 4.25%, 2/1/2053	375	370
GO, PSF-GTD, 5.25%, 2/1/2053	1,000	1,091
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2053	1,000	1,078
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2024 C, Rev., 5.00%, 7/1/2029 (b)	3,000	3,264
Hutto Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/1/2053	2,000	2,150
Johnson City Independent School District
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2047	1,915	2,095
Series 2023, GO, PSF-GTD, 4.13%, 2/15/2051	3,270	3,216
Series 2023, GO, PSF-GTD, 4.13%, 2/15/2052	3,405	3,331
Series 2023, GO, PSF-GTD, 4.13%, 2/15/2053	3,550	3,463
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Kermit Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 2/15/2053	4,000	4,317
Lamar Consolidated Independent School District, Unlimited Tax Series 2023 A, GO, PSF-GTD, 5.00%, 2/15/2053	5,000	5,393
Laredo Independent School District Series 2024, GO, PSF-GTD, 5.00%, 8/1/2028	2,350	2,556
Leander Independent School District, Unlimited Tax Series A, GO, PSF-GTD, Zero Coupon, 8/15/2035	3,020	1,875
Lower Colorado River Authority
Series 2024, Rev., 5.00%, 5/15/2033	1,610	1,853
Series 2024, Rev., 5.00%, 5/15/2038	3,000	3,358
Marshall Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.00%, 2/15/2045	2,525	2,529
Melissa Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.25%, 2/1/2053	2,225	2,230
Mount Vernon Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2048	3,500	3,764
Newark Higher Education Finance Corp., The Hughen Center, Inc. Series 2022A, Rev., PSF-GTD, 5.00%, 8/15/2047	250	268
Permanent University Fund - Texas A&M University System Series 2015A, Rev., 5.50%, 7/1/2026	1,010	1,033
San Antonio Education Facilities Corp., University of The Incarnate Word Series 2021A, Rev., 4.00%, 4/1/2051	1,750	1,439
Texas A&M University Series 2024A, Rev., 5.00%, 5/15/2037	4,500	5,246
Texas Water Development Board Series 2023 A, Rev., 5.00%, 10/15/2058	2,000	2,151
Total Texas		85,833
Vermont — 0.1%
Vermont Student Assistance Corp., Education Loan
Series 2018A, Rev., AMT, 3.63%, 6/15/2029	280	279
Series 2018A, Rev., AMT, 3.75%, 6/15/2030	395	393
Series 2018A, Rev., AMT, 4.00%, 6/15/2031	145	145
Total Vermont		817
Virginia — 1.0%
Halifax County Industrial Development Authority, Virginia Electric and Power Series 2010A, Rev., 3.80%, 5/28/2027 (b)	1,435	1,466
Virginia Public Building Authority Series 2015A, Rev., 4.00%, 8/1/2031	5,000	5,023
Total Virginia		6,489
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — 1.1%
State of Washington, Various Purpose Series 2024 A, GO, 5.00%, 8/1/2046	3,000	3,290
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance
Rev., 4.00%, 12/1/2040 (d)	860	832
Rev., 4.00%, 12/1/2048 (d)	1,190	1,092
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (d)	2,000	1,944
Total Washington		7,158
West Virginia — 0.3%
West Virginia Hospital Finance Authority, West Virginia University Health System Obligation Series 2023A, Rev., 4.25%, 6/1/2047	2,000	1,979
Wisconsin — 4.2%
Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020A, Rev., 5.00%, 11/15/2041	1,395	1,459
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Series 2020A, Rev., 4.75%, 11/15/2053 (d)	2,740	2,119
Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 5.00%, 1/1/2040	3,250	3,364
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2057 (d)	1,500	1,292
Public Finance Authority, Triad Educational Services, Inc.
Rev., 5.25%, 6/15/2052	1,610	1,649
Rev., 5.38%, 6/15/2057	775	797
University of Wisconsin Hospitals and Clinics Series 2018 C, Rev., VRDO, LIQ : BMO Harris Bank NA, 2.45%, 9/3/2024 (b)	13,600	13,600
Wisconsin Health and Educational Facilities Authority, Forensic science and Protective Medicine Collaboration, Inc. Project Series 2024, Rev., 5.00%, 8/1/2027 (d)	1,500	1,540
Wisconsin Housing and Economic Development Authority Home Ownership Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	990	1,087
Wisconsin Housing and Economic Development Authority, Home Ownership Series B, Rev., 4.00%, 3/1/2048	255	256
Total Wisconsin		27,163
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	43

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wyoming — 0.3%
University of Wyoming Series 2021C, Rev., AGM, 4.00%, 6/1/2041	600	600
Wyoming Community Development Authority Series 2024 1, Rev., 6.00%, 12/1/2054	1,000	1,105
Total Wyoming		1,705
Total Municipal Bonds (Cost $593,126)		605,958
	SHARES (000)
Short-Term Investments — 3.6%
Investment Companies — 3.6%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.24% (f) (g) (Cost $22,851)	22,852	22,854
Total Investments — 97.9% (Cost $615,977)		628,812
Other Assets Less Liabilities — 2.1%		13,529
NET ASSETS — 100.0%		642,341

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

(c)	Security is prerefunded or escrowed to maturity.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2024.
Futures contracts outstanding as of August 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	372	12/31/2024	USD	77,204	13
U.S. Treasury 5 Year Note	88	12/31/2024	USD	9,624	(15)
					(2)
Short Contracts
U.S. Treasury Ultra Bond	(75)	12/19/2024	USD	(9,841)	156
					154

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Municipal Bond Funds	August 31, 2024

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 83.4% (a)
Alabama — 2.6%
Alabama Community College System, Gadsen State Community College Series 2018, Rev., 5.00%, 6/1/2025	95	96
Alabama Federal Aid Highway Finance Authority
Series 2015, Rev., 4.00%, 9/1/2024 (b)	35	35
Series 2015, Rev., 5.00%, 9/1/2024 (b)	320	320
Series A, Rev., 5.00%, 9/1/2024 (b)	315	315
Series B, Rev., 5.00%, 9/1/2024 (b)	180	180
Series 2016 A, Rev., 5.00%, 9/1/2026 (b)	695	727
Alabama Special Care Facilities Financing Authority-Birmingham, Childrens Hospital Health Care Facility Rev., 5.00%, 6/1/2025	300	304
Alabaster Board of Education, Alabama Special Tax
Series 2014A, AGM, 4.00%, 9/1/2024 (b)	150	150
Series 2014A, AGM, 5.00%, 9/1/2024 (b)	70	70
Birmingham Airport Authority Rev., 5.00%, 7/1/2026	225	235
Black Belt Energy Gas District, Gas Supply Series 2022D-2, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.40%), 4.98%, 9/6/2024 (c)	25,450	25,800
City of Birmingham Series B, GO, 5.00%, 9/1/2024 (b)	95	95
City of Enterprise GO, 5.00%, 10/1/2024 (b)	110	110
City of Huntsville Series 2020 B, GO, 5.00%, 9/1/2024	125	125
City of Huntsville Water Series 2015, Rev., 5.00%, 11/1/2024	400	401
City of Huntsville, Warrants Series 2014C, GO, 5.00%, 9/1/2024	40	40
City of Oxford Series 2015A, GO, 5.00%, 9/1/2024 (b)	30	30
City of Oxford, Warrants Series 2015A, GO, 5.00%, 9/1/2024 (b)	20	20
County of Baldwin GO, 5.00%, 11/1/2024 (b)	165	166
County of Jefferson sewer Series 2024, Rev., 5.00%, 10/1/2027	1,250	1,320
Industrial Development Board of The City of Mobile, Alabama Power Control, Barry Plant Project Series 2007A, Rev., 1.00%, 6/26/2025 (d)	4,750	4,655
Prattville Industrial Development Board, International Paper Co., Project
Series 2019B, Rev., 2.00%, 10/1/2024 (d)	450	449
Series 2019C, Rev., 2.00%, 10/1/2024 (d)	430	429
Selma Industrial Development Board, International Paper Co. Project Series 2020A, Rev., 1.38%, 6/16/2025 (d)	2,670	2,610
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Alabama — continued
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-2, Rev., (SOFR + 1.79%), 5.35%, 9/6/2024 (c)	10,000	10,226
State of Alabama Series 2016C, GO, 5.00%, 8/1/2026	25	26
University of West Alabama, General Fee Rev., AGM, 4.00%, 1/1/2025	150	150
Total Alabama		49,084
Alaska — 0.2%
Alaska Housing Finance Corp., State Capital Project Series 2015A, Rev., 5.00%, 6/1/2025 (b)	335	340
Alaska Municipal Bond Bank Authority
Series 2014 Series-3, Rev., 5.00%, 10/1/2024 (b)	555	556
Series 3, Rev., 5.00%, 12/1/2026	25	26
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project
Rev., 5.00%, 9/1/2024	150	150
Rev., 5.25%, 9/1/2027	1,400	1,434
Municipality of Anchorage Series 2021 A, GO, 5.00%, 9/1/2024	225	225
State of Alaska Series 2024 B, GO, 5.00%, 8/1/2028	1,000	1,089
State of Alaska International Airports System Series 2016 A, Rev., 5.00%, 10/1/2024	155	155
University of Alaska Series V-1, Rev., 5.00%, 10/1/2024	800	801
Total Alaska		4,776
Arizona — 2.3%
Arizona Board of Regents Series 2021A, COP, 5.00%, 6/1/2025	30	30
Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals Series 2014A, Rev., 5.00%, 12/1/2024	365	367
Arizona Industrial Development Authority, Phoenix Children's Hospital Series 2020A, Rev., 5.00%, 2/1/2026	155	160
Arizona Water Infrastructure Finance Authority Series 2014A, Rev., 5.00%, 10/1/2024	110	110
City of Chandler Series 2014, GO, 4.00%, 7/1/2025	45	45
City of Mesa Series 2017, Rev., 4.00%, 7/1/2025	75	76
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System Series 2017D, Rev., 5.00%, 7/1/2029	35	37
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	45

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arizona — continued
City of Phoenix Civic Improvement Corp., Junior Lien, Water System
Series 2016, Rev., 5.00%, 7/1/2025	75	76
Series 2014B, Rev., 5.00%, 7/1/2027	170	170
City of Tucson Series 2018A, GO, 5.00%, 7/1/2026	325	339
County of Pima Series 2020B, COP, 5.00%, 7/1/2027	40	43
Maricopa County Industrial Development Authority, Banner Health
Series C, Rev., 5.00%, 10/18/2024 (d)	9,705	9,724
Series 2016 A, Rev., 5.00%, 1/1/2026	150	155
Series 2019 D, Rev., 5.00%, 5/15/2026 (d)	1,000	1,033
Series 2023A-1, Rev., 5.00%, 5/15/2026 (d)	7,530	7,766
Series 2023 A-2, Rev., 5.00%, 5/15/2028 (d)	250	267
Maricopa County Industrial Development Authority, HonorHealth Series 2021A, Rev., 5.00%, 9/1/2024	175	175
Maricopa County Union High School District No 210-Phoenix, Project 2023 Series 2024A, GO, 5.00%, 7/1/2027	1,200	1,281
Salt River Project Agricultural Improvement and Power District Series 2019 A, Rev., 5.00%, 1/1/2027	385	407
Salt River Project Agricultural Improvement and Power District, Arizona Electric System Series 2015A, Rev., 5.00%, 12/1/2045	21,000	21,341
State of Arizona
COP, 5.00%, 9/1/2024 (b)	715	715
COP, 5.00%, 9/1/2024	440	440
Total Arizona		44,757
Arkansas — 0.1%
City of Rogers Sales and Use Tax Series 2022, Rev., 5.00%, 11/1/2024	75	75
Pulaski County Public Facilities Board, Baptist Health Series 2014, Rev., 5.00%, 12/1/2024 (b)	255	256
State of Arkansas, Federal Highway GO, 5.00%, 10/1/2025	40	40
University of Arkansas, Fayetteville Campuenter Facility Project
Series 2015A, Rev., 5.00%, 11/1/2024 (b)	375	376
Series 2017, Rev., 5.00%, 11/1/2024	40	40
University of Arkansas, Various Facility UALR Campus Series 2016, Rev., 5.00%, 10/1/2024	100	100
University of Arkansas, Various Facility UAMS Campus Series 2019 A, Rev., 5.00%, 3/1/2027	25	27
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arkansas — continued
University of Central Arkansas, Student Fee
Series 2020A, Rev., 5.00%, 11/1/2026	220	229
Series 2020A, Rev., 5.00%, 11/1/2027	200	212
Total Arkansas		1,355
California — 0.6%
Anaheim Housing and Public Improvements Authority Series 2017 A, Rev., 5.00%, 10/1/2024	125	125
Antelope Valley Community College District Series 2015, GO, 5.00%, 2/15/2025 (b)	75	76
California Community Choice Financing Authority, Green Bond Series 2022A-2, Rev., (SOFR + 1.70%), 5.26%, 9/6/2024 (c)	5,000	5,022
California Health Facilities Financing Authority, Providence Health and Services Series 2014A, Rev., 4.00%, 10/1/2024 (b)	45	45
California Health Facilities Financing Authority, St. Joseph Health System
Series 2016B-2, Rev., 4.00%, 10/1/2024 (d)	405	405
Series 2013 A, Rev., 5.00%, 7/1/2025	125	125
California State University Series 2014A, Rev., 5.00%, 11/1/2024 (b)	20	20
California State University, Systemwide Series 2014A, Rev., 5.00%, 11/1/2024 (b)	145	145
City of Los Angeles Series 2017 B, GO, 5.00%, 9/1/2024 (b)	30	30
City of Los Angeles, Wastewater System Series 2013-A, Rev., 5.00%, 6/1/2025	75	75
City of San Francisco Public Utilities Commission Water Series 2017 A, Rev., 5.00%, 11/1/2024 (b)	95	95
City of Vernon Electric System
Series 2021 A, Rev., 5.00%, 10/1/2027	25	27
Series 2021 A, Rev., 5.00%, 4/1/2028	75	80
City of Vernon, Electric System Series 2021 A, Rev., 5.00%, 10/1/2024	1,250	1,251
Golden State Tobacco Securitization Corp. Series 2017 A-1, Rev., 5.00%, 6/1/2026 (b)	90	94
La Quinta Redevelopment Agency Successor Agency Series 2014A, Rev., 5.00%, 9/1/2024 (b)	350	350
Long Beach Community College District Series 2014 E, GO, 5.00%, 11/1/2024 (b)	40	40
Modesto Irrigation District Series 2019 B, Rev., 5.00%, 10/1/2024	100	100
Palomar Community College District Series 2015, GO, 5.00%, 5/1/2025 (b)	35	36
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Sacramento Municipal Utility District, Electric Series 2019B, Rev., 5.00%, 10/15/2025 (d)	140	142
San Jose Evergreen Community College District
Series A, GO, 5.00%, 9/1/2024 (b)	95	95
Series C, GO, 5.00%, 9/1/2024 (b)	30	30
San Mateo County Community College District Series 2014, GO, 5.00%, 9/1/2024 (b)	40	40
State of California, Various Purpose
GO, 5.00%, 12/4/2024	30	30
GO, 5.00%, 12/1/2027	2,205	2,377
Stockton Public Financing Authority Series 2018 A, Rev., 5.00%, 10/1/2024	200	200
Suisun-Solano Water Authority Series 2016, Rev., 5.00%, 9/1/2024 (b)	25	25
University of California Series 2015I, Rev., 5.00%, 5/15/2029	40	41
Total California		11,121
Colorado — 0.9%
Board of Governors of Colorado State University System Series E-1, Rev., 5.00%, 3/1/2025 (b)	100	101
Boulder Larimer and Weld Countes St. Vrain Valley School District Re-1J Series 2014A, GO, 5.00%, 12/15/2025	35	35
Boulder Larimer and Weld Counties St Vrain Valley School District Re1J Series 2016 C, GO, 5.00%, 12/15/2025	20	21
City and County of Denver
Series 2020 A1, Rev., 5.00%, 11/15/2024	20	20
Series 2024A, GO, 5.00%, 8/1/2026	700	734
Series 2024B, GO, 5.00%, 8/1/2026	600	629
City and County of Denver Airport System
Series 2022C, Rev., 5.00%, 11/15/2024	25	25
Series 2022C, Rev., 5.00%, 11/15/2025	40	41
City and County of Denver, Airport System
Series 2023B, Rev., AMT, 5.00%, 11/15/2027	1,500	1,580
Series 2023B, Rev., AMT, 5.00%, 11/15/2028	5,000	5,332
City of Colorado Springs Utilities System Series A-1, Rev., 5.00%, 11/15/2024	25	25
City of Westminster COP, 4.00%, 12/1/2024	110	110
Colorado Bridge Enterprise Series 2019A, Rev., 4.00%, 12/1/2025	35	36
Colorado Health Facilities Authority, Adventist Health System
Series 2018B, Rev., 5.00%, 11/20/2025 (d)	765	782
Series 2016C, Rev., 5.00%, 11/15/2026 (d)	1,810	1,888
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued
Colorado Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group Series 2014E, Rev., 5.00%, 11/15/2024	25	25
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019 B-1, Rev., 5.00%, 8/1/2025 (d)	2,600	2,619
Series 2019 A-2, Rev., 5.00%, 8/1/2028	25	27
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group Series 2022A, Rev., 5.00%, 11/1/2024	430	431
Colorado Health Facilities Authority, Intermountain Healthcare Series 2022C, Rev., 5.00%, 8/15/2028 (d)	300	324
Colorado Health Facilities Authority, School Health System Series 2019A, Rev., 5.00%, 1/1/2025	35	35
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project
Series 2015A, Rev., 5.00%, 6/1/2025 (b)	225	228
Series 2017, Rev., 5.00%, 6/1/2027 (b)	70	75
Colorado Higher Education, Capital Construction, Lease Purchase Financing Program Series 2014A, COP, 5.00%, 11/1/2024	40	40
Colorado Water Resources and Power Development Authority, Clean water Series 2016 B, Rev., 5.00%, 9/1/2024	25	25
Denver Urban Renewal Authority Series 2010B-1, Rev., 5.00%, 12/1/2025	40	41
El Paso County School District No. 12 Cheyenne Mountain Series 2015, GO, 5.00%, 9/15/2024 (b)	30	30
El Paso County School District No. 49 Falcon Series 2017B, COP, 5.00%, 12/15/2024	35	35
Regional Transportation District Series 2015 A, COP, 5.00%, 6/1/2026	160	163
Regional Transportation District Sales Tax Series 2023A, Rev., 5.00%, 11/1/2026	20	21
Regional Transportation District, Denver Transit Partners
Series 2020A, Rev., 5.00%, 1/15/2025	185	186
Series 2020A, Rev., 3.00%, 1/15/2026	110	109
Series 2020A, Rev., 5.00%, 7/15/2026	225	232
State of Colorado
Series 2020A, COP, 5.00%, 9/1/2024	65	65
COP, 5.00%, 11/1/2024	175	176
Series 2017K, COP, 5.00%, 3/15/2025	35	35
Series 2018L, COP, 5.00%, 3/15/2025	380	384
Series 2017K, COP, 5.00%, 3/15/2026	30	31
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	47

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Series 2018 L, COP, 5.00%, 3/15/2026	50	52
COP, 5.00%, 9/1/2027	25	27
Series 2018 L, COP, 4.00%, 3/15/2029	20	21
University of Colorado Series 2017A-2, Rev., 5.00%, 6/1/2027	50	53
Total Colorado		16,849
Connecticut — 0.9%
City of Danbury Series 2024, GO, BAN, 5.00%, 9/24/2024 (e)	8,400	8,408
Connecticut State Health and Educational Facilities Authority Series L, Rev., 4.00%, 11/1/2024	50	50
Connecticut State Health and Educational Facilities Authority, Stamford Hospital Series L-1, Rev., 4.00%, 7/1/2026	350	354
Connecticut State Health and Educational Facilities Authority., Yale New Heaven Health Series A, Rev., 5.00%, 9/27/2024	120	120
Hartford County Metropolitan District Clean Water Project Series 2014A, Rev., 5.00%, 11/1/2024 (b)	80	80
State of Connecticut
Series 2018 E, GO, 5.00%, 9/15/2024	60	60
Series 2022D, GO, 5.00%, 9/15/2024	100	100
GO, 5.00%, 4/15/2025	150	152
Series F, GO, 5.00%, 11/15/2026	20	20
Series 2018 F, GO, 5.00%, 9/15/2028	735	805
Series G, GO, 5.00%, 11/15/2028	30	30
State of Connecticut Clean Water Fund, State Revolving Fund
Series 2015A, Rev., 5.00%, 3/1/2025	35	35
Series 2015A, Rev., 5.00%, 3/1/2026	40	41
State of Connecticut Special Tax
Series A, Rev., 5.00%, 9/1/2024	1,930	1,930
Series 2021D, Rev., 5.00%, 11/1/2024	350	351
Series 2021D, Rev., 5.00%, 11/1/2026	100	105
Series B, Rev., 5.00%, 9/1/2028	140	146
Town of Wolcott GO, BAN, 4.25%, 2/11/2025	4,500	4,517
University of Connecticut
Series 2019 A, Rev., 5.00%, 11/1/2024	105	105
Series 2020A, Rev., 5.00%, 2/15/2025	40	41
Total Connecticut		17,450
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Delaware — 0.3%
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (d)	6,000	5,873
Delaware State Health Facilities Authority, Christiana Health Care System Series 2020 A, Rev., 5.00%, 10/1/2024	20	20
Total Delaware		5,893
District of Columbia — 0.5%
District of Columbia
Series 2021 E, GO, 5.00%, 2/1/2025	50	51
Series 2016, Rev., 5.00%, 4/1/2026 (b)	25	26
Series 2017D, GO, 5.00%, 6/1/2029	2,000	2,118
District of Columbia Housing Finance Agency, Multi Family Housing Edgewood Apartments Project Series 2023, Rev., FHA, 5.00%, 6/1/2026 (d)	4,100	4,190
District of Columbia Income Tax
Series 2019 C, Rev., 5.00%, 10/1/2024	135	135
Series 2020 C, Rev., 5.00%, 5/1/2025	20	20
District of Columbia Water and Sewer Authority
Series 2018 B, Rev., 5.00%, 10/1/2024	85	85
Series B, Rev., 5.00%, 10/1/2024	75	75
District of Columbia, Children's Hospital Obligated Group
Series 2015, Rev., 5.00%, 7/15/2025	55	56
Series 2015, Rev., 5.00%, 7/15/2026	100	103
Series 2015, Rev., 5.00%, 7/15/2027	50	51
Series 2015, Rev., 5.00%, 7/15/2028	170	174
Series 2015, Rev., 5.00%, 7/15/2029	20	20
District of Columbia, Gallaudet University Project Series 2021A, Rev., 5.00%, 4/1/2026	100	104
Metropolitan Washington Airports Authority Dulles Toll Road Series 2009B, Rev., AGC, Zero Coupon, 10/1/2024	2,200	2,194
Washington Metropolitan Area Transit Authority
Series A-1, Rev., 5.00%, 7/1/2025	90	92
Series 2017B, Rev., 5.00%, 7/1/2027	170	181
Series A-1, Rev., 5.00%, 7/1/2028	375	397
Total District of Columbia		10,072
Florida — 3.2%
Alachua County School Board Series 2020, COP, AGM, 5.00%, 7/1/2027	65	69
Brevard County School District Series 2014, COP, 5.00%, 10/8/2024	225	225
Central Florida Expressway Authority, Senior Lien
Series 2016B, Rev., 5.00%, 7/1/2025	25	26
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Series 2019B, Rev., 5.00%, 7/1/2026	40	42
Series 2016 B, Rev., 5.00%, 7/1/2028	110	114
City of Gainesville Utilities System Series B, Rev., 5.00%, 10/1/2029	230	230
City of Gainesville, Utilities System
Series 2017A, Rev., 5.00%, 10/1/2024	75	75
Series 2017 A, Rev., 5.00%, 10/1/2028	765	814
City of Jacksonville
Series 2015, Rev., 5.00%, 10/1/2024	375	376
Series 2022A, Rev., 5.00%, 10/1/2024	300	300
Series 2023 A, Rev., 5.00%, 10/1/2024	410	411
Series 2023B, Rev., 5.00%, 10/1/2024	130	130
Series B, Rev., 5.00%, 10/1/2024 (b)	60	60
Series 2015, Rev., 5.00%, 10/1/2027	325	332
City of Lakeland Series 2021 A, Rev., 4.00%, 10/1/2024	250	250
City of Lakeland, Department of Electric Utilities Series 2016, Rev., 5.00%, 10/1/2024	350	350
City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group Rev., 5.00%, 8/15/2028	65	69
City of St Petersburg Public Utility Series 2014B, Rev., 5.00%, 10/1/2024	100	100
City of Tallahassee Utility System
Series 2017, Rev., 5.00%, 10/1/2024	100	100
Series 2020, Rev., 5.00%, 10/1/2024	25	25
City of Tallahassee Utility System, Energy System Series 2018, Rev., 5.00%, 10/1/2024	50	50
City of Tallahassee, Energy System Series 2018, Rev., 5.00%, 10/1/2024 (b)	25	25
County of Broward, Airport System Series 2013C, Rev., 5.25%, 10/1/2026	50	50
County of Escambia Series 2018, Rev., 5.00%, 10/1/2024	165	165
County of Escambia, International Paper Co. Project, Environmental Improvement Series 2019B, Rev., 2.00%, 10/1/2024 (d)	775	774
County of Lee Series 2012, Rev., 5.00%, 10/1/2024	350	351
County of Lee, Transportation Facilities Series 2014, Rev., AGM, 5.00%, 10/1/2027	100	100
County of Manatee Series 2022, Rev., 5.00%, 10/1/2024	225	225
County of Manatee Public Utilities Series 2017, Rev., 5.00%, 10/1/2024	85	85
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
County of Miami-Dade
Series 2016 B, Rev., 5.00%, 4/1/2025	115	116
Series 2020, GO, 5.00%, 7/1/2027	20	21
Series 2016, Rev., 5.00%, 10/1/2029	125	130
County of Miami-Dade Water and Sewer System Series 2017 B, Rev., 5.00%, 10/1/2024	20	20
County of Miami-Dade, Aviation System
Series 2020A, Rev., 5.00%, 10/1/2024	660	661
Series B, Rev., 5.00%, 10/30/2024	225	226
Series B, Rev., 5.00%, 10/1/2026	35	36
Series A, Rev., 5.00%, 10/1/2027	150	156
Series A, Rev., 5.00%, 10/1/2028	265	276
Series A, Rev., 5.00%, 10/1/2029	155	161
County of Miami-Dade, Building Better Communities Program Series 2016 A, GO, 5.00%, 7/1/2027	20	21
County of Miami-Dade, Transit System
Series 2015, Rev., 5.00%, 7/1/2025	1,000	1,015
Rev., 5.00%, 7/1/2026	955	970
County of Miami-Dade, Water and Sewer System Series 2021, Rev., 5.00%, 10/1/2027	50	54
County of Sarasota Series 2015, Rev., 5.00%, 10/1/2024	150	150
County of St. Lucie, Power and Light Co., Project Rev., VRDO, 3.15%, 9/3/2024 (d)	10,000	10,000
Duval County Public Schools Series 2022A, COP, AGM, 5.00%, 7/1/2027	25	27
East Central Regional Wastewater Treatment Facilities Operation Board Series 2014, Rev., 5.00%, 10/1/2024 (b)	150	150
East Central Regional Wastewater Treatment Facilities Operation Board, Biosolids Project Series 2014, Rev., 5.00%, 10/1/2024 (b)	40	40
Escambia County School Board Series 2020A, COP, 5.00%, 2/1/2026	195	201
Florida Department of Environmental Protection
Series 2015A, Rev., 5.00%, 7/1/2025	70	71
Series 2017 A, Rev., 5.00%, 7/1/2027	75	80
Series 2019 B, Rev., 5.00%, 7/1/2027	45	48
Florida Department of Management Services
Series 2017A, Rev., 5.00%, 9/1/2026	80	84
Series 2018A, COP, 5.00%, 11/1/2026	260	273
Series 2018 A, COP, 5.00%, 11/1/2027	1,805	1,935
Florida Housing Finance Corp., Culmer Apartments Series 2023C, Rev., 5.00%, 12/1/2025 (d)	3,725	3,814
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	49

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Florida Housing Finance Corp., Hampton Point Apartments Series 2023E, Rev., 5.00%, 5/1/2025 (d)	2,260	2,282
Florida Municipal Power Agency, All-Requirements Power Supply Project
Series 2016A, Rev., 5.00%, 10/1/2024	780	781
Series 2016A, Rev., 5.00%, 10/1/2026	20	21
Series 2017 A, Rev., 5.00%, 10/1/2026	20	21
Series 2016A, Rev., 5.00%, 10/1/2027	70	73
Series 2017 A, Rev., 5.00%, 10/1/2027	345	366
Series 2019 A, Rev., 5.00%, 10/1/2027	180	191
Series 2018A, Rev., 4.00%, 10/1/2028	240	248
Series 2016A, Rev., 5.00%, 10/1/2028	665	693
Hillsborough County Aviation Authority Series 2015-B, Rev., 5.00%, 10/1/2024 (b)	20	20
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024C, Rev., 5.00%, 11/15/2029 (f)	3,800	4,206
JEA Electric System
Series 2017 B, Rev., 5.00%, 10/1/2024 (b)	475	476
Series 2017B, Rev., 5.00%, 10/1/2027	75	80
Series 2017B, Rev., 5.00%, 10/1/2029	25	27
JEA Water and Sewer System Series 2021A, Rev., 5.00%, 10/1/2024	60	60
Lee County School Board (The)
Series 2020A, COP, 5.00%, 8/1/2026	30	31
Series 2014A, COP, 5.00%, 8/1/2028	145	145
Lee Memorial Health System Series A-1, Rev., 5.00%, 4/1/2025	50	51
Manatee County School District Series 2017, Rev., AGM, 5.00%, 10/1/2029	20	21
Martin County Health Facilities Authority, Martin Memorial Medical Center Series 2015, Rev., 5.00%, 11/15/2024 (b)	420	421
Martin County School District COP, 5.00%, 10/1/2024	140	140
Miami Beach Redevelopment Agency Series A, Rev., 5.00%, 2/1/2028	300	301
Miami-Dade County Expressway Authority
Series 2014 A, Rev., 5.00%, 7/1/2027	190	190
Series 2016A, Rev., 5.00%, 7/1/2028	100	103
Miami-Dade County Housing Finance Authority, Quail Roost Transit Village Series 2023, Rev., 5.00%, 9/1/2025 (d)	2,250	2,282
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Miami-Dade County Housing Finance Authority, Santa Clara II Apartments Series 2023, Rev., 5.00%, 10/1/2025 (d)	4,655	4,745
Orange County Convention Center
Series 2010, Rev., 5.00%, 10/1/2024	325	326
Series 2017, Rev., 5.00%, 10/1/2026	185	194
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2019B, Rev., 5.00%, 10/1/2026	50	52
Orange County School Board
Series 2015D, COP, 5.00%, 8/1/2025 (b)	55	56
Series 2016C, COP, 5.00%, 8/1/2026 (b)	4,200	4,398
Series 2017B, COP, 5.00%, 8/1/2027	2,130	2,273
Orlando Utilities Commission Series 2012A, Rev., 5.00%, 10/1/2024	285	285
Palm Beach County Housing Finance Authority Series 2023, Rev., 5.00%, 4/1/2025 (d)	300	303
Palm Beach County School District
Series 2017A, COP, 5.00%, 8/1/2025	145	148
Series 2018A, COP, 5.00%, 8/1/2026	55	57
Series 2022B, COP, 5.00%, 8/1/2026	60	63
Series 2017A, COP, 5.00%, 8/1/2027	110	118
Series 2018B, COP, 5.00%, 8/1/2027	375	401
Pasco County School Board
Series 2013, Rev., 5.00%, 10/1/2024	110	110
Series 2022A, COP, 5.00%, 8/1/2025	835	851
Series 2022A, COP, 5.00%, 8/1/2027	80	85
Polk County School District
Series 2019B, COP, 5.00%, 1/1/2025	1,000	1,006
Series 2019B, COP, 5.00%, 1/1/2026	85	87
Riviera Beach Utility Special District Series 2014, Rev., 5.00%, 10/1/2024	100	100
School Board of Miami-Dade County (The)
Series 2014D, COP, 5.00%, 11/1/2024	330	331
Series 2015D, COP, 5.00%, 2/1/2025	160	161
Series 2015A, COP, 5.00%, 5/1/2025	365	370
Series 2015C, COP, 5.00%, 5/1/2025	55	56
Series 2014D, COP, 5.00%, 11/1/2025	235	236
Series 2015D, COP, 5.00%, 2/1/2026	195	201
Series 2015A, COP, 5.00%, 5/1/2026	215	218
Series 2014D, COP, 5.00%, 11/1/2026	110	110
Series 2015D, COP, 5.00%, 2/1/2027	1,325	1,356
Series 2015A, COP, AGM, 5.00%, 5/1/2027	440	446
Series 2015B, COP, 5.00%, 5/1/2027	365	369
Series 2015A, COP, 5.00%, 5/1/2028	25	25
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Series 2015D, COP, 5.00%, 5/1/2028	45	46
School Board of Miami-Dade County (The), Florida Certificates Of Participation
Series 2012A, COP, 4.00%, 8/1/2028	150	150
Series 2014D, COP, 5.00%, 11/1/2028	95	95
School District of Broward County
Series 2015A, COP, 5.00%, 7/1/2025	410	417
Series A, COP, 5.00%, 7/1/2028	75	78
South Broward Hospital District, Memorial Healthcare System Rev., 4.00%, 5/1/2026	110	112
State of Florida Department of Education Series 2018A, Rev., 5.00%, 7/1/2027	50	53
State of Florida Department of Transportation
Series 2021A, Rev., 5.00%, 7/1/2025	25	26
Series 2019A, Rev., 5.00%, 7/1/2027	20	21
Series 2019A, Rev., 5.00%, 7/1/2028	60	65
State of Florida Lottery Series 2017 A, Rev., 5.00%, 7/1/2027	20	21
State of Florida, Public Education Capital Outlay Series 2020 A, GO, 5.00%, 6/1/2027	105	112
Tampa Bay Water Series 2005, Rev., NATL - RE, 5.50%, 10/1/2024	100	100
Tampa Sports Authority Series 2015, Rev., 5.00%, 1/1/2026	80	81
Tohopekaliga Water Authority Series 2016, Rev., 5.00%, 10/1/2024	20	20
Volusia County School Board, Master Lease Program Series 2014B, COP, 5.00%, 9/27/2024	135	135
Total Florida		60,958
Georgia — 1.2%
Athens-Clarke County Unified Government Water and Sewerage Series 2015, Rev., 5.00%, 1/1/2026	25	25
Atlanta Development Authority, Georgia State University Research Foundation Science Park LLC Project Series 2016, Rev., 4.00%, 7/1/2026 (b)	1,555	1,590
Bartow County Development Authority, Georgia Power Co. Plant Series 2013-1, Rev., 2.88%, 8/19/2025 (d)	13,500	13,465
City of Atlanta Water and Wastewater
Series 2013B, Rev., 5.00%, 11/1/2024	80	80
Series 2017 A, Rev., 5.00%, 11/1/2024	20	20
Series 2015, Rev., 5.00%, 5/1/2025 (b)	35	36
Series 2004, Rev., AGM, 5.75%, 11/1/2027	1,000	1,097
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — continued
Clarke County Hospital Authority, Pidemont Healthcare Series 2016 A, Rev., 5.00%, 7/1/2029	25	26
County of Barrow Series 2020, GO, 5.00%, 10/1/2024	250	250
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	30	32
Development Authority for Fulton County, Georgia Tech Facilities Series 2013, Rev., 5.00%, 11/1/2024	500	501
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2012-2, Rev., 3.30%, 8/21/2029 (d)	2,250	2,262
Grady County School District, Sales Tax Series 2019, GO, 5.00%, 10/1/2024	100	100
Gwinnett County School District Series 2010, GO, 5.00%, 2/1/2026	125	126
Henry County Hospital Authority, Piedmont Henry Hospital Project Series 2014A, Rev., 5.00%, 7/1/2027	1,390	1,395
Main Street Natural Gas, Inc., Gas Supply Series 2021C, Rev., 4.00%, 12/1/2024	750	750
Paulding County School District Series 2014, GO, 5.00%, 2/1/2025 (b)	100	101
Savannah Economic Development Authority, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (d)	1,675	1,672
State of Georgia Series 2014A, GO, 4.00%, 2/1/2026	100	100
Villa Rica Public Facilities Authority, Water and Sewerage Project Series 2015, Rev., 5.00%, 9/1/2024 (b)	200	200
Total Georgia		23,828
Hawaii — 0.1%
City and County Honolulu
Series 2018 A, GO, 4.00%, 9/1/2024	85	85
Series A, GO, 5.00%, 9/1/2024	150	150
Series B, GO, 5.00%, 9/1/2024	380	380
Series B, GO, 5.00%, 10/1/2024	325	326
Series C, GO, 5.00%, 10/1/2024	220	220
Series D, GO, 5.00%, 9/1/2026	70	73
City and County of Honolulu, Rail Transit Project Series 2019 A, GO, 5.00%, 9/1/2024	70	70
County of Hawaii
Series A, GO, 5.00%, 9/1/2024	100	100
Series C, GO, 5.00%, 9/1/2024	40	40
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	51

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Hawaii — continued
Series A, GO, 5.00%, 9/1/2027	50	52
County of Maui Series 2018, GO, 5.00%, 9/1/2024	35	35
State of Hawaii
GO, 5.00%, 10/1/2024	100	100
Series FK, GO, 5.00%, 5/1/2027	75	80
Series FH, GO, 5.00%, 10/1/2028	70	73
University of Hawaii Series 2017 F, Rev., 5.00%, 10/1/2024	75	75
Total Hawaii		1,859
Illinois — 4.3%
Carol Stream Park District Series 2020C, GO, 4.00%, 11/1/2026	1,020	1,047
Chicago Board of Education, Unlimited Tax Series 2018A, GO, AGM, 5.00%, 12/1/2024	200	201
Chicago O'Hare International Airport, Customer Facility Charge Senior Lien Series B, Rev., 5.00%, 1/1/2027	225	226
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2020B, Rev., 5.00%, 1/1/2025	100	101
Series B, Rev., 5.00%, 1/1/2025	140	141
Series C, Rev., 5.00%, 1/1/2025	40	40
Series E, Rev., 5.00%, 1/1/2025	170	171
Series B, Rev., 5.00%, 1/1/2026	1,795	1,805
Series A, Rev., 5.00%, 1/1/2027	20	21
Series C, Rev., 5.00%, 1/1/2027	20	21
Series B, Rev., 5.00%, 1/1/2028	980	985
Series C, Rev., 5.00%, 1/1/2028	575	590
Series C, Rev., 5.00%, 1/1/2028	40	42
Series C, Rev., 5.00%, 1/1/2029	45	46
Chicago O'Hare International Airport, Passenger Facility Charge Series 2012B, Rev., AMT, 4.00%, 1/1/2029	600	600
City of Chicago Wastewater Transmission, Second Lien Series 2008C, Rev., 5.00%, 1/1/2025 (b)	150	151
City of Chicago, Sales Tax Series 2002, Rev., 5.00%, 1/1/2025 (b)	135	135
City of Decatur GO, 4.00%, 3/1/2025	25	25
City of Springfield Electric, Senior Lien Series 2015, Rev., 5.00%, 3/1/2026	385	388
City of Springfield Electric, Senior Line Series 2015, Rev., 5.00%, 3/1/2029	45	45
City of Springfield, Electric System, Senior Lien Series 2015, Rev., 5.00%, 3/1/2025	435	439
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Cook County School District No. 102, La Grange, Limited Tax GO, AGM, 4.00%, 12/15/2024	930	932
Cook County School District No. 160, Country Club Hills Series 2020A, GO, 4.00%, 12/1/2024	255	255
Cook County School District No. 89, Maywood, Maywood-Melrose Park-Broadview, Limited Tax Series 2020, GO, AGM, 4.00%, 12/15/2024	580	581
County of Cook
Series 2021 B, GO, 4.00%, 11/15/2024	75	75
Series 2022A, GO, 5.00%, 11/15/2024	225	226
Series 2021B, GO, 4.00%, 11/15/2026	175	179
Series 2021 A, GO, 5.00%, 11/15/2026	70	73
Series 2016 A, GO, 5.00%, 11/15/2028	45	47
County of Cook, Sales Tax Series 2022 B, Rev., 5.00%, 11/15/2024	550	552
Du Page County High School District No. 88 Series 2016, GO, 5.00%, 1/15/2025	65	65
DuPage County Community High School District No. 94 West Chicago GO, 4.00%, 1/1/2033	10	10
DuPage County Community Unit School District No. 200 Wheaton-Warrenville Series 2019, GO, 5.00%, 10/1/2024	90	90
Illinois Finance Authority, Advocate Healthcare Series 2015 B, Rev., 5.00%, 5/1/2025	45	46
Illinois Finance Authority, Centegra Health System Series 2014A, Rev., 5.00%, 9/1/2024 (b)	150	150
Illinois Finance Authority, Clean Water Initiative Revolving
Series 2019, Rev., 5.00%, 1/1/2027	240	254
Series 2019, Rev., 5.00%, 7/1/2027	250	267
Series 2020, Rev., 5.00%, 7/1/2027	20	21
Illinois Finance Authority, Northwestern Memorial Healthcare Series 2017A, Rev., 5.00%, 7/15/2027	80	85
Illinois Finance Authority, Northwestern University Series 2015, Rev., 5.00%, 12/1/2025	25	26
Illinois Finance Authority, OSF Healthcare System Series 2020 B-1, Rev., 5.00%, 11/15/2024 (d)	1,900	1,901
Illinois Finance Authority, Plymouth Place, Inc. Series 2015, Rev., 5.25%, 5/15/2025 (b)	1,530	1,552
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 3.54%, 9/12/2024 (c)	1,125	1,109
Illinois Finance Authority, Presence Health Network
Series 2016 C, Rev., 5.00%, 2/15/2025	395	399
Series 2016 C, Rev., 5.00%, 2/15/2027	45	47
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, Rush University Medical Center Obligated Group
Series 2015A, Rev., 5.00%, 11/15/2024	180	181
Series 2015A, Rev., 5.00%, 11/15/2025	440	446
Series 2015A, Rev., 5.00%, 11/15/2027	20	20
Illinois Finance Authority, State Clean Water Initiative
Series 2016, Rev., 5.00%, 1/1/2026	20	21
Series 2017, Rev., 5.00%, 1/1/2026	95	98
Series 2017, Rev., 5.00%, 7/1/2027	20	21
Illinois Finance Authority, Swedish Covenant Hospital Series 2016A, Rev., 5.00%, 8/15/2026 (b)	1,110	1,154
Illinois Finance Authority, The Carle Foundation Series 2021A, Rev., 5.00%, 8/15/2028	100	108
Illinois Finance Authority, Uchicago Medicine Series 2022B-2, Rev., 5.00%, 8/15/2027 (d)	1,500	1,581
Illinois Finance Authority, University of Chicago Series 2015A, Rev., 5.00%, 10/1/2025 (b)	23,000	23,537
Illinois Finance Authority, University Of Chicago Series 2014A, Rev., 5.00%, 10/1/2024	35	35
Illinois Housing Development Authority Rev., FHA, 4.00%, 6/1/2025 (d)	1,350	1,357
Illinois Municipal Electric Agency, Power Supply System
Series 2015A, Rev., 5.00%, 2/1/2025	140	141
Series 2015A, Rev., 5.00%, 2/1/2026	100	102
Illinois State Toll Highway Authority
Series 2019 C, Rev., 5.00%, 1/1/2026	45	46
Series 2019B, Rev., 5.00%, 1/1/2027	170	179
Series 2019C, Rev., 5.00%, 1/1/2027	75	79
Kane McHenry Cook & De Kalb Counties Unit School District No. 300 Series 2015, GO, 5.00%, 1/1/2027	20	20
McHenry County Conservation District Series 2014, GO, 5.00%, 2/1/2025	60	60
Northern Illinois Municipal Power Agency
Series 2016 A, Rev., 5.00%, 12/1/2026	175	184
Series 2016 A, Rev., 5.00%, 12/1/2029	1,185	1,240
Regional Transportation Authority Series 2017 A, Rev., 5.00%, 7/1/2028	205	217
State of Illinois
Series 2017D, GO, 5.00%, 11/1/2024	2,970	2,978
Series 2021A, GO, 5.00%, 12/1/2024	20	20
Series 2022B, GO, 5.00%, 3/1/2025	165	167
GO, 5.50%, 5/1/2025	2,695	2,738
Series 2023D, GO, 5.00%, 7/1/2025	2,995	3,043
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Series 2019B, GO, 5.00%, 9/1/2025	3,860	3,934
Series 2020D, GO, 5.00%, 10/1/2025	20	20
Series 2017D, GO, 5.00%, 11/1/2025	250	256
Series 2017A, GO, 5.00%, 12/1/2025	250	256
GO, 5.00%, 2/1/2026	100	103
GO, 5.50%, 5/1/2026	5,000	5,207
Series 2023D, GO, 5.00%, 7/1/2026	8,000	8,288
Series 2017D, GO, 5.00%, 11/1/2026	865	902
Series 2014, GO, AGM - CR, 5.00%, 2/1/2027	940	941
Series 2016, GO, 5.00%, 2/1/2027	150	157
Series 2021 B, GO, 5.00%, 3/1/2027	125	131
Series 2022A, GO, 5.00%, 3/1/2027	20	21
Series 2023D, GO, 5.00%, 7/1/2027	90	95
Series 2018 A, GO, 5.00%, 10/1/2027	160	170
Series 2017D, GO, 5.00%, 11/1/2027	160	170
Series 2022B, GO, 5.00%, 3/1/2028	50	53
Series 2017D, GO, 5.00%, 11/1/2028	2,965	3,150
Series 2017 A, GO, 5.00%, 12/1/2028	90	96
Series 2016, GO, 5.00%, 2/1/2029	35	37
Series 2018A, GO, 5.00%, 5/1/2029	50	54
Series 2017C, GO, 5.00%, 11/1/2029	30	32
State of Illinois, Sales Tax
Series 2013, Rev., 5.00%, 6/15/2026	1,250	1,252
Series 2021 A, Rev., 4.00%, 6/15/2027	40	41
Series 2016, Rev., 5.00%, 6/15/2029	25	26
University of Illinois Series 2023 A, Rev., 5.00%, 4/1/2027	50	53
Village of Oswego Series 2016, GO, 5.00%, 12/15/2025 (b)	1,315	1,352
Will County Community Unit School District No. 365-U Valley View Series 2018 A, GO, 5.00%, 11/1/2024	245	246
Will Grundy Etc Counties Community College District No. 525, Joliet Junior College GO, 5.00%, 1/1/2026	30	31
Total Illinois		83,009
Indiana — 2.4%
Brownsburg 1999 School Building Corp. Series 2024B, Rev., BAN, 5.00%, 6/1/2025	1,200	1,205
City of Indianapolis, Department of Public Utilities Water System Series 2018A, Rev., 5.00%, 10/1/2026	20	21
City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025	6,500	6,466
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	53

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
City of Whiting, BP Products North America, Inc. Project Series 2019A, Rev., AMT, 5.00%, 6/5/2026 (d)	1,900	1,943
Danville Multi-School Building Corp. Rev., BAN, 4.50%, 12/15/2024	4,200	4,213
Gary Community School Building Corp., Ad Valorem Property Tax First Mortgage
Series 2020B, Rev., 4.00%, 1/15/2026	220	223
Series 2020B, Rev., 4.00%, 7/15/2026	235	239
Indiana Finance Authority Series 2017 A, Rev., 5.00%, 6/1/2025 (b)	115	117
Indiana Finance Authority, CWA Authority Project
Series 2021-2, Rev., 5.00%, 10/1/2024	365	366
Series 2021-2, Rev., 5.00%, 10/1/2027	55	59
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group Series 2017 C, Rev., 5.00%, 11/1/2024	810	812
Indiana Finance Authority, Goshen Health Series 2019B, Rev., 2.10%, 11/1/2026 (d)	2,700	2,608
Indiana Finance Authority, Indiana University Health Obligated Group
Series 2016A, Rev., 5.00%, 12/1/2024	1,100	1,104
Series 2016A, Rev., 5.00%, 12/1/2025	165	169
Series 2014 A, Rev., 5.00%, 12/1/2026	125	125
Indiana Finance Authority, Indianapolis Power and Light Co. Project Series 2021B, Rev., 0.65%, 8/1/2025	4,500	4,381
Indiana Finance Authority, Marian University Project Series 2019A, Rev., 5.00%, 9/15/2024	155	155
Indiana Finance Authority, Parkview Health System, Inc.
Series 2017 A, Rev., 5.00%, 11/1/2024	140	140
Series 2017 A, Rev., 5.00%, 11/1/2025	250	256
Indiana Finance Authority, Stadium Project
Series 2022 A, Rev., 5.00%, 2/1/2025	60	61
Series 2022 A, Rev., 5.00%, 2/1/2026	40	41
Indiana Finance Authority, State Revolving Program
Series 2015A, Rev., 5.00%, 2/1/2025 (b)	320	323
Series 2015A, Rev., 5.00%, 2/1/2025	50	50
Series 2018 A, Rev., 5.00%, 2/1/2025	45	45
Series 2021 B, Rev., 5.00%, 2/1/2025	550	555
Indiana Housing and Community Development Authority Series 2017B-3, Rev., VRDO, LIQ : TD Bank NA, 2.55%, 9/3/2024 (d)	20,000	20,000
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued
Indiana Municipal Power Agency, Power Supply System
Series 2016 C, Rev., 5.00%, 1/1/2025	375	377
Series 2014A, Rev., 5.00%, 1/1/2026	75	76
Series 2016 C, Rev., 5.00%, 1/1/2026	55	57
Series 2014A, Rev., 5.00%, 1/1/2027	160	161
Series 2014A, Rev., 5.00%, 1/1/2028	50	50
Series 2016 C, Rev., 5.00%, 1/1/2029	150	156
Indianapolis Local Public Improvement Bond Bank, Courthouse And Jail Project Series 2019A, Rev., 5.00%, 2/1/2025	100	101
Purdue University Series EE, Rev., 5.00%, 7/1/2027	35	37
Total Indiana		46,692
Iowa — 1.9%
County of Polk Series 2019, GO, 4.00%, 6/1/2025	65	66
Iowa Finance Authority Series 2016, Rev., 5.00%, 8/1/2026	95	99
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project Rev., VRDO, 2.95%, 9/12/2024 (d)	15,200	15,200
State of Iowa Board of Regents Series 2021A, Rev., 5.00%, 9/1/2024	120	120
State of Iowa Board of Regents, University of Iowa, Hospitals and Clinics Series 2021C, Rev., 5.00%, 9/1/2024	85	85
University of Iowa (The), Parking System Series 2023, Rev., BAN, 3.50%, 7/1/2026	21,595	21,604
Total Iowa		37,174
Kansas — 0.4%
City of Derby Series 2024-1, GO, 4.00%, 12/1/2026	2,000	2,025
City of Lenexa Series 2015B, GO, 5.00%, 9/1/2024	265	265
Johnson County Public Building Commission, Couthouse and Medical Examiners Facility Projects Series 2018A, Rev., 5.00%, 9/1/2024	390	390
Johnson County Unified School District No. 229 Blue Valley Series 2023A, GO, 5.00%, 10/1/2024	30	30
Johnson County Unified School District No. 233 Olathe
Series 2016 A, GO, 4.00%, 9/1/2024 (b)	100	100
Series 2016 A, GO, 5.00%, 9/1/2024	45	45
Series 2016 B, GO, 5.00%, 9/1/2024	30	30
Series 2016 C, GO, 5.00%, 9/1/2024	200	200
Series 2017B, GO, 5.00%, 9/1/2024	25	25
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kansas — continued
Riley County Unified School District No. 383, Manhattan-Ogden Series 2018A, GO, 5.00%, 9/1/2027 (b)	30	32
Sedgwick County Unified School District No. 265 Goddard Series 2020A, GO, 3.00%, 10/1/2024	1,050	1,049
Sedgwick County Unified School District No. 266 Maize Series 2017, GO, 5.00%, 9/1/2024	55	55
State of Kansas Department of Transportation
Series 2015A, Rev., 5.00%, 9/1/2024	150	150
Series 2018 A, Rev., 5.00%, 9/1/2024	75	75
Wyandotte County Unified School District No. 202 Turner Series 2019A, GO, AGM, 3.00%, 9/1/2024	400	400
Wyandotte County-Kansas City Unified Government Utility System
Series 2014A, Rev., 5.00%, 9/1/2028	1,000	1,001
Series 2014A, Rev., 5.00%, 9/1/2029	1,000	1,001
Total Kansas		6,873
Kentucky — 1.0%
County of Knott, Solid Waste Water Project Series 2024, Rev., AMT, 4.00%, 4/1/2025 (d) (e)	8,500	8,519
Kentucky Asset Liability Commission, Federal Highway Trust Fund
Rev., 5.00%, 9/1/2024 (b)	315	315
Series 2023A, Rev., 5.00%, 9/1/2024	390	390
Series A, Rev., 5.00%, 9/1/2024	990	990
Kentucky Economic Development Finance Authority, CommonSpirit Health Obligated Group Series 2019A-1, Rev., 5.00%, 8/1/2025	35	36
Kentucky Municipal Power Agency, Prairie State Project Series 2015A, Rev., NATL - RE, 5.00%, 9/1/2024	1,355	1,355
Kentucky State Property and Building Commission Series 2024 B, Rev., 5.00%, 11/1/2029	55	61
Kentucky State Property and Building Commission, Project No. 108 Series B, Rev., 5.00%, 8/1/2025	85	87
Kentucky State Property and Building Commission, Project No. 112
Series B, Rev., 5.00%, 11/1/2024	465	466
Series B, Rev., 5.00%, 11/1/2026	105	110
Series B, Rev., 5.00%, 11/1/2027	85	89
Series B, Rev., 5.00%, 11/1/2028	305	318
Kentucky State Property and Building Commission, Project No. 115 Rev., 5.00%, 4/1/2028	25	26
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kentucky — continued
Kentucky State Property and Building Commission, Project No. 122 Series A, Rev., 5.00%, 11/1/2027	185	198
Kentucky Turnpike Authority, Revitalization Projects
Series B, Rev., 5.00%, 7/1/2025	100	102
Series B, Rev., 5.00%, 7/1/2027	125	133
Lexington-Fayette Urban County Government Series 2014A, GO, 5.00%, 9/1/2024	100	100
Louisville and Jefferson County Metropolitan Government, Louisville Gas and Electric Co. Project Series 2001A, Rev., 0.90%, 9/1/2026	5,000	4,744
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2016A, Rev., 5.00%, 10/1/2027	75	78
Louisville Water Co. Series 2019, Rev., 5.00%, 11/15/2024	105	105
University of Kentucky, General Receipts
Series 2015 C, Rev., 4.00%, 10/1/2024	400	400
Series 2015B, Rev., 5.00%, 10/1/2024	100	100
Series 2015 B, Rev., 5.00%, 10/1/2026	35	35
Series 2015 B, Rev., 5.00%, 10/1/2027	70	71
Total Kentucky		18,828
Louisiana — 2.8%
Calcasieu Parish School District No. 23, Public School Improvement GO, 5.00%, 9/1/2024	250	250
City of Bossier City Utilities Series 2014, Rev., 5.00%, 10/1/2024 (b)	30	30
City of New Orleans Water System Series 2015, Rev., 5.00%, 12/1/2025 (b)	25	26
City of Shreveport, Water and Sewer Series 2014, GO, 5.00%, 9/1/2024 (b)	300	300
City of Shreveport, Water and Sewer, Junior Lien Series 2018C, Rev., 5.00%, 12/1/2026	75	78
East Baton Rouge Sewerage Commission
Series 2014B, Rev., 4.00%, 2/1/2025 (b)	100	101
Series 2014B, Rev., 5.00%, 2/1/2025 (b)	330	333
Series 2019 B, Rev., 5.00%, 2/1/2025	40	40
Lake Charles Harbor and Terminal District, Big Lake Full LLC Projects Rev., AMT, 1.00%, 12/1/2024 (d)	5,000	4,965
Louisiana Local Government Environmental Facilities And Community Development Authority, LCTCS 360 Project Series 2014, Rev., 5.00%, 10/1/2024 (b)	60	60
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	55

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Louisiana — continued
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Series 2017, Rev., 5.00%, 10/1/2024	1,080	1,081
Louisiana Public Facilities Authority, Elementus Minerals, LLC Project Series 2023, Rev., 5.00%, 11/1/2025 (d) (e)	8,600	8,719
Louisiana Public Facilities Authority, Tulane University of Louisiana Project
Series 2020A, Rev., 5.00%, 4/1/2025 (b)	60	61
Series 2020A, Rev., 5.00%, 4/1/2026 (b)	20	21
Series 2020A, Rev., 5.00%, 4/1/2026	80	83
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017B-2, Rev., 2.38%, 7/1/2026 (d)	12,800	12,540
State of Louisiana
Series 2016 D, GO, 5.00%, 9/1/2024	85	85
Series D-1, GO, 5.00%, 12/2/2024	35	35
Series 2023 A, GO, 5.00%, 4/1/2027	680	722
Series 2024 E, GO, 5.00%, 9/1/2028 (f)	1,600	1,745
Series 2024 E, GO, 5.00%, 9/1/2029 (f)	1,000	1,111
State of Louisiana Gasoline and Fuels Tax Series A, Rev., 4.50%, 5/1/2025 (b)	14,850	15,018
State of Louisiana Gasoline and Fuels Tax, First Lien Series A, Rev., 5.00%, 5/1/2025 (b)	85	86
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023 A-2, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (d)	6,000	6,000
Total Louisiana		53,490
Maine — 0.0% ^
City of Westbrook Series 2015, GO, 5.00%, 10/15/2024	100	100
Maine Governmental Facilities Authority Series 2020 A, Rev., 5.00%, 10/1/2024	175	175
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 5.00%, 7/1/2026	250	259
Maine Municipal Bond Bank
Series 2014A, Rev., 5.00%, 9/1/2024	160	160
Series 2018 B, Rev., 5.00%, 11/1/2024	250	251
State of Maine Series 2017 B, GO, 5.00%, 6/1/2025	75	76
Total Maine		1,021
Maryland — 0.3%
City of Baltimore Series 2017 B, GO, 5.00%, 10/15/2024	155	155
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maryland — continued
County of Anne Arundel Series 2015, GO, 5.00%, 4/1/2025	75	76
County of Baltimore
Series 2014B, GO, 4.50%, 9/1/2024	60	60
Series 2017, GO, 5.00%, 3/1/2027	25	27
County of Baltimore, Equipment Acquisition Program COP, 5.00%, 3/1/2025	75	76
County of Baltimore, Metropolitan District, 2019 Crossover GO, 5.00%, 11/1/2024	75	75
County of Carroll Series 2014, GO, 5.00%, 11/1/2024	175	176
County of Harford Series 2022A, GO, 5.00%, 10/1/2024	40	40
County of Howard Series 2017 A, GO, 5.00%, 2/15/2027	45	48
County of Montgomery
Series 2014A, GO, 5.00%, 11/1/2024 (b)	395	396
Series 2019 A, GO, 5.00%, 11/1/2024	485	487
Series 2018 A, GO, 5.00%, 11/1/2026	75	79
County of Prince George's, Consolidated Public Improvement
Series 2014A, GO, 4.00%, 9/3/2024 (b)	35	35
Series 2017 A, GO, 5.00%, 9/15/2024	25	25
County of Prince George's, Maryland Chesapeake Lighthouse Charter School Project Series A, Rev., 7.00%, 12/1/2024 (b)	1,000	1,029
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2020B-1, Rev., 5.00%, 7/1/2025 (d)	500	503
Maryland Stadium Authority, Baltimore City Public School Program Series 2016, Rev., 5.00%, 5/1/2025	30	30
Maryland Stadium Authority, Construction and Revitalization Program Series 2018 A, Rev., 5.00%, 5/1/2025	75	76
State of Maryland
Series 2020A, GO, 5.00%, 3/15/2025	60	61
Series B, GO, 4.00%, 6/1/2025	230	230
Series 2021A, GO, 5.00%, 8/1/2026	135	141
Series 2016, GO, 4.00%, 6/1/2027	130	130
State of Maryland Department of Transportation
Series 2017, Rev., 5.00%, 9/1/2024	245	245
Series 2018, Rev., 5.00%, 10/1/2024	110	110
Series 2016, Rev., 5.00%, 11/1/2024	25	25
Series 2017, Rev., 5.00%, 5/1/2026	250	254
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maryland — continued
State of Maryland Department of Transportation, Second Issue
Rev., 5.00%, 6/1/2025	250	250
Series 2018, Rev., 5.00%, 10/1/2027	50	52
University System of Maryland
Series 2017 A, Rev., 5.00%, 4/1/2025	20	20
Series 2022 B, Rev., 5.00%, 4/1/2025	20	20
Series 2017 A, Rev., 5.00%, 4/1/2026	40	42
Series 2019 B, Rev., 5.00%, 4/1/2026	35	36
Series 2019 C, Rev., 5.00%, 4/1/2027	100	106
Total Maryland		5,115
Massachusetts — 3.8%
Acton and Boxborough Regional School District GO, BAN, 4.50%, 7/10/2025	1,900	1,919
Brockton Area Transit Authority Rev., RAN, 4.50%, 7/25/2025	2,200	2,220
City of Peabody Series 2021, GO, 5.00%, 9/15/2024	260	260
Commonwealth of Massachusetts
Series 2018C, GO, 5.00%, 9/1/2024	50	50
Series 2006 B, GO, AGM, 5.25%, 9/1/2024	255	255
Series 2021 B, GO, 5.00%, 11/1/2024	180	181
Series 2023 B, GO, 5.00%, 10/1/2026	40	42
Series C, GO, AGM, 5.25%, 11/1/2026	50	53
Series 2021A, GO, 5.00%, 9/1/2029	2,000	2,239
Massachusetts Bay Transportation Authority, Sales Tax Series 2021, Rev., BAN, 4.00%, 5/1/2025	2,555	2,576
Massachusetts Development Finance Agency, Children's Hospital Corp Obligated Group Series 2024 U-2, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (d)	30,000	30,000
Massachusetts Development Finance Agency, Harvard University Series 2016 A, Rev., 5.00%, 7/15/2026	75	79
Massachusetts Development Finance Agency, Partners Healthcare System Issue
Series 2017S-2, Rev., 5.00%, 1/30/2025 (d)	505	508
Series O-2, Rev., 5.00%, 7/1/2026	50	51
Massachusetts School Building Authority, Dedicated Sales Tax
Series 2016B, Rev., 5.00%, 11/15/2024	50	50
Series 2015C, Rev., 5.00%, 8/15/2025 (b)	35	36
Series 2016B, Rev., 5.00%, 11/15/2026 (b)	80	84
Massachusetts State College Building Authority Series 2016A, Rev., 5.00%, 5/1/2025 (b)	80	81
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued
Merrimack Valley Regional Transit Authority Rev., RAN, 4.50%, 6/20/2025	4,900	4,941
Southeastern Massachusetts Regional 911 District GO, BAN, 5.00%, 10/10/2024	1,275	1,277
Southeastern Regional Transit Authority Rev., RAN, 4.25%, 8/15/2025	2,600	2,624
Spencer East Brookfield Regional School District GO, BAN, 4.50%, 5/22/2025	3,400	3,433
Town of Nantucket Series A, GO, BAN, 4.50%, 7/25/2025	7,300	7,401
Town of Northbridge GO, BAN, 4.50%, 6/20/2025	5,800	5,869
Town of Wilbraham GO, BAN, 4.25%, 3/12/2025	2,500	2,515
University of Massachusetts Building Authority Series 2019-1, Rev., 5.00%, 5/1/2025	35	36
Worcester Regional Transit Authority Rev., RAN, GTD, 4.50%, 6/20/2025	4,400	4,439
Total Massachusetts		73,219
Michigan — 2.8%
City of Gladstone, Capital Improvement, Limited Tax GO, AGM, 3.00%, 3/1/2025	275	275
Fulton School District, Unlimited Tax
GO, AGM, 4.00%, 5/1/2025	215	216
GO, AGM, 4.00%, 5/1/2026	220	224
GO, AGM, 4.00%, 5/1/2027	210	217
Grand Valley State University Series 2014B, Rev., 5.00%, 12/1/2028	1,840	1,849
Great Lakes Water Authority Water Supply System, Second Lien Series 2018 A, Rev., 5.00%, 7/1/2028	100	109
Great Lakes Water Authority, Water Supply System, Second Lien Series 2018 A, Rev., 5.00%, 7/1/2027	25	27
L'Anse Creuse Public Schools Series 2015, GO, Q-SBLF, 5.00%, 5/1/2025 (b)	50	50
Mattawan Consolidated School District Series 2015 I, GO, Q-SBLF, 5.00%, 5/1/2025 (b)	25	25
Michigan Finance Authority, Clean Water Revolving Fund Series 2020B, Rev., 5.00%, 10/1/2024	105	105
Michigan Finance Authority, Henry Ford Health System
Series 2016, Rev., 5.00%, 11/15/2024	740	743
Series 2016, Rev., 5.00%, 11/15/2026	1,280	1,331
Rev., 5.00%, 11/15/2027	760	790
Michigan Finance Authority, Hospital Trinity Health Credit Group
Series 2017A-MI, Rev., 5.00%, 12/1/2027	140	150
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	57

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
Series 2015MI, Rev., 5.50%, 12/1/2027	1,000	1,018
Michigan Finance Authority, Sparrow Obligation Group Series 2015, Rev., 5.00%, 11/15/2024 (b)	30	30
Michigan Finance Authority, Trinity Health Credit Group
Series 2017A-MI, Rev., 5.00%, 12/1/2024	110	111
Series 2019MI-2, Rev., 5.00%, 2/1/2025 (d)	2,790	2,811
Series 2017A-MI, Rev., 5.00%, 12/1/2026	30	31
Series 2017 A-MI, Rev., 5.00%, 12/1/2028	45	48
Michigan State Building Authority Series 2016 I, Rev., 5.00%, 4/15/2025	150	152
Michigan State Building Authority, Facilities Program
Series 2023-I, Rev., VRDO, 3.02%, 9/12/2024 (d)	10,000	10,000
Series 2015 I, Rev., 5.00%, 4/15/2025	25	25
Series 2019 I, Rev., 5.00%, 4/15/2025	280	284
Series 2016 I, Rev., 5.00%, 4/15/2026	45	47
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series 2005 A-4, Rev., 5.00%, 11/1/2024	75	75
Michigan State Hospital Finance Authority, Trinity Health Credit Group
Series 2008C, Rev., 5.00%, 12/1/2024	110	111
Series 2008C, Rev., 5.00%, 12/1/2025	100	103
Michigan State University
Series 2019 B, Rev., 5.00%, 2/15/2025	575	580
Series 2023A, Rev., 5.00%, 2/15/2025	50	50
Series 2020 A, Rev., 5.00%, 8/15/2027	80	86
Novi Community School District Series 2022 II, GO, 4.00%, 5/1/2025	25	25
RIB Floater Trust Various States Series 2022-046, Rev., VRDO, LOC : Barclays Bank plc, 3.95%, 9/3/2024 (d) (e)	31,410	31,410
Roseville Community Schools, Unlimited Tax Series 2015, GO, Q-SBLF, 5.00%, 5/1/2025 (b)	80	81
South Lyon Community Schools Series 2023-2, GO, 4.00%, 5/1/2025	120	121
State of Michigan Series 2017 A, GO, 5.00%, 5/1/2025	25	25
State of Michigan Trunk Line Series 2020 A, Rev., 5.00%, 11/15/2024	40	40
Wayne State University Series 2015A, Rev., 5.00%, 11/15/2025	625	628
Total Michigan		54,003
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Minnesota — 0.2%
City of St. Cloud, Centracare Health System Series 2016A, Rev., 5.00%, 5/1/2026	115	119
County of Olmsted Series 2015A, GO, 4.00%, 2/1/2025	1,145	1,149
Duluth Independent School District No. 709 Series 2019B, COP, 5.00%, 2/1/2028	300	321
Minneapolis-St Paul Metropolitan Airports Commission
Series 2023A, Rev., 5.00%, 1/1/2027	50	53
Series A, Rev., 5.00%, 1/1/2029	35	37
Minneapolis-St. Paul Metropolitan Airports Commission Series A, Rev., 5.00%, 1/1/2027	80	84
Minnesota Higher Education Facilities Authority Series 2017, Rev., 5.00%, 3/1/2026	30	31
State of Minnesota
Series 2014A, GO, 5.00%, 11/18/2024	70	70
Series 2022A, Rev., 5.00%, 3/1/2027	1,250	1,326
Series 2019 B, GO, 5.00%, 8/1/2027	35	37
Western Minnesota Municipal Power Agency, Red Rock Hydrelectric Project Series 2018 A, Rev., 5.00%, 1/1/2026	40	41
Total Minnesota		3,268
Mississippi — 0.2%
Alcorn State University Educational Building Corp. (The), Facilities Refinancing Project Series 2016, Rev., 5.00%, 9/1/2024	120	120
County of Warren, Gulf Opportunity Zone, International Paper Co. Project
Series 2020A, Rev., 1.38%, 6/16/2025 (d)	1,750	1,711
Series 2020C, Rev., 1.38%, 6/16/2025 (d)	1,500	1,466
Mississippi Development Bank, Brandon Public Improvement Project Series 2014, Rev., 5.00%, 11/1/2024 (b)	525	527
State of Mississippi Series 2016 B, GO, 5.00%, 12/1/2026 (b)	500	528
Total Mississippi		4,352
Missouri — 1.7%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Combined Lien Mass Sales Tax Series 2019, Rev., 5.00%, 10/1/2024	75	75
City of Kansas City
Series 2022A, GO, 5.00%, 2/1/2025	190	192
Series 2018 A, GO, 5.00%, 2/1/2027	20	21
Series 2017C, Rev., 5.00%, 9/1/2027	40	43
Series 2017 C, Rev., 5.00%, 9/1/2028	175	186
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — continued
City of Kansas City, Downtown Arena Project Series E, Rev., 5.00%, 4/1/2028	25	25
City of O'Fallon Series 2017, Rev., 5.00%, 11/1/2024	35	35
City of St Louis Airport, Lambert St. Louis International Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2028	20	22
City of St. Louis Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2027	235	253
City of St. Peters COP, 4.00%, 5/1/2025	425	428
County of Jackson, Harry S. Truman Sports Complex Project Series 2014, Rev., 5.00%, 12/1/2026	20	20
Curators of the University of Missouri (The) Series 2014A, Rev., 5.00%, 11/1/2025	50	50
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series 2021 A, Rev., 4.00%, 7/1/2025	50	50
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2028	20	22
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group Series 2018F, Rev., VRDO, 3.85%, 9/3/2024 (d)	29,400	29,400
Health and Educational Facilities Authority of the State of Missouri, St. Louis University Rev., 5.00%, 11/15/2028	70	72
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Healthh System, Inc. Series 2016, Rev., 5.00%, 11/15/2025	30	31
Liberty Public School District No. 53 Series 2023, GO, 5.00%, 3/1/2025	120	121
Missouri Joint Municipal Electric Utility Commission, Plum Point Project
Series 2014A, Rev., 5.00%, 1/1/2025	75	75
Series 2014A, Rev., 5.00%, 1/1/2027	195	196
Missouri Joint Municipal Electric Utility Commission, Prairie State Project Series 2015A, Rev., 5.00%, 12/1/2029	50	51
Missouri State Board of Public Buildings Series 2014A, Rev., 4.00%, 10/1/2024	455	455
North Kansas City School District No. 74 COP, 5.00%, 9/1/2024	30	30
Total Missouri		31,853
Nebraska — 0.5%
City of Omaha
Series B, GO, 5.00%, 11/15/2024 (b)	25	25
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nebraska — continued
Series 2004, GO, 5.25%, 4/1/2025	50	51
City of Omaha Sewer Series 2014, Rev., 5.00%, 11/15/2024	450	452
County of Saunders GO, 3.00%, 11/1/2024	415	415
County of Washington, Wastewater and Solid Waste Disposal Facilities, Cargill Incorporated Projects Rev., AMT, 0.90%, 9/1/2025 (d)	6,800	6,651
Douglas County Hospital Authority No. 2, Health Facilities Rev., 5.00%, 5/15/2025	50	51
Nebraska Public Power District
Series A-1, Rev., 5.00%, 1/1/2025	150	151
Series A-1, Rev., 5.00%, 1/1/2026	50	50
Series B, Rev., 5.00%, 1/1/2026	25	26
Series 2016A, Rev., 5.00%, 1/1/2027	60	62
Series A-1, Rev., 5.00%, 1/1/2027	35	35
Series C, Rev., 5.00%, 1/1/2028	125	129
Series A-1, Rev., 5.00%, 1/1/2029	65	65
Omaha School District Series 2016, GO, 5.00%, 12/15/2028	1,900	1,994
Public Power Generation Agency, Whelan Energy Center Unit 2
Series 2015A, Rev., 5.00%, 1/1/2025	45	45
Series 2015A, Rev., 5.00%, 1/1/2026	50	50
Total Nebraska		10,252
Nevada — 0.2%
Carson City Nevada Hospital, Carson Tahoe Regional Healthcare Project Rev., 5.00%, 9/1/2027	685	714
Clark County School District, Limited Tax
Series 2015C, GO, 5.00%, 6/15/2025	220	224
Series 2016A, GO, 5.00%, 6/15/2025	280	285
Series 2017 A, GO, 5.00%, 6/15/2025	295	300
Series 2018A, GO, 5.00%, 6/15/2025	50	51
Series 2021C, GO, 5.00%, 6/15/2026	75	78
Series 2016B, GO, 5.00%, 6/15/2027	80	84
Series 2017A, GO, 5.00%, 6/15/2027	190	202
Series 2018A, GO, 5.00%, 6/15/2027	150	160
Series 2015 D, GO, 5.00%, 6/15/2028	140	144
Series 2017A, GO, 5.00%, 6/15/2028	115	122
Series 2018A, GO, 5.00%, 6/15/2029	60	65
County of Clark
GO, 5.00%, 11/1/2024 (b)	165	165
Series 2016A, GO, 5.00%, 11/1/2024	70	70
Series 2018, GO, 5.00%, 12/1/2026	1,000	1,054
Series 2018 B, GO, 5.00%, 12/1/2026	50	53
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	59

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nevada — continued
Series 2017, Rev., 5.00%, 7/1/2027	20	21
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien Series 2019D, Rev., 5.00%, 7/1/2025	75	76
County of Clark, Limited Tax Flood Control GO, 4.00%, 11/1/2024 (b)	35	35
County of Clark, Limited Tax Las Vegas Convention and Visitors Authority Series 2017 C, GO, 5.00%, 7/1/2025	20	20
County of Clark, Motor Vehicle Fuel Tax Series 2020 C, Rev., 5.00%, 7/1/2027	25	27
Las Vegas Valley Water District Series 2017 A, GO, 5.00%, 2/1/2025	40	40
State of Nevada, Capital Improvement Series 2023A, GO, 5.00%, 5/1/2025	45	46
State of Nevada, Capital Improvement and Cultural Affairs
Series 2015D, GO, 5.00%, 4/1/2026	75	76
Series 2019 A, GO, 5.00%, 5/1/2027	85	91
State of Nevada, Water Pollution Control Series 2019 E, GO, 5.00%, 8/1/2027	30	32
Washoe County School District
Series 2017 C, GO, 5.00%, 10/1/2024	25	25
Series 2020A, GO, 5.00%, 10/1/2024	85	85
Total Nevada		4,345
New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act Series 2015B, Rev., 3.30%, 8/3/2027 (d)	2,500	2,518
New Hampshire Municipal Bond Bank Series 2022 C, Rev., 5.00%, 8/15/2027	30	32
State of New Hampshire Series 2014A, GO, 5.00%, 3/1/2026	20	20
Total New Hampshire		2,570
New Jersey — 7.0%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project Series 2021A, Rev., AGM, 5.00%, 7/1/2026	100	104
Bergen County Improvement Authority (The), Guaranteed Government Pooled Project Rev., GTD, 4.50%, 5/28/2025	8,100	8,174
Borough of Carlstadt GO, BAN, 4.50%, 5/2/2025	7,700	7,765
Borough of East Rutherford GO, BAN, 4.25%, 4/4/2025	8,450	8,506
Borough of Emerson GO, BAN, 4.50%, 7/25/2025	2,100	2,118
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
Borough of Florham Park Series 2015, GO, 5.00%, 10/15/2024	45	45
Borough of Middlesex Series 2024 A, GO, BAN, 5.00%, 5/8/2025	3,100	3,136
Borough of North Haledon GO, BAN, 4.50%, 6/24/2025	2,944	2,971
Borough of Ramsey GO, BAN, 4.50%, 2/28/2025	4,450	4,465
Borough of Seaside Park GO, BAN, 4.25%, 4/11/2025	1,900	1,912
Borough of South Plainfield Series 2024A, GO, BAN, 4.25%, 4/10/2025	2,400	2,416
Borough of Stone Harbor Series 2018, GO, 5.00%, 11/1/2024	20	20
Borough of Upper Saddle River GO, BAN, 4.25%, 3/21/2025	2,500	2,508
Borough of Woodland Park GO, BAN, 4.50%, 5/1/2025	4,900	4,943
Burlington County Bridge Commission, Government Leasing Program
Series 2024A, Rev., 4.25%, 4/8/2025	3,300	3,324
Series 2024 C, Rev., 4.50%, 8/5/2025	5,000	5,062
County of Essex Series A, GO, 5.00%, 9/1/2024	150	150
County of Hudson Series 2014, GO, 5.00%, 9/1/2024	200	200
Cumberland County Improvement Authority (The), Technical High School Project Series 2014, Rev., AGM, 5.00%, 9/1/2024 (b)	45	45
Essex County Improvement Authority, Family Court Building Project Rev., GTD, 5.00%, 6/18/2025	8,100	8,226
Metuchen School District GO, 5.00%, 9/15/2024	110	110
Middlesex County Improvement Authority Series 2021, Rev., GTD, 5.00%, 9/15/2024	600	600
New Brunswick Parking Authority, Tax-Exempt Series 2020B, Rev., GTD, 5.00%, 9/1/2024	425	425
New Jersey Economic Development Authority
Series B, Rev., 5.00%, 11/1/2024	75	75
Series A, Rev., 4.00%, 11/1/2027	25	26
New Jersey Economic Development Authority, School Facilities Construction
Series 2019GGG, Rev., 5.25%, 9/1/2024 (e)	7,200	7,200
Series 2024SSS, Rev., 5.00%, 6/15/2026	2,450	2,547
Series 2019 GGG, Rev., 5.25%, 9/1/2026 (e)	2,500	2,622
Series 2024SSS, Rev., 5.00%, 6/15/2027	1,400	1,485
New Jersey Educational Facilities Authority, Higher Educational Capital Improvement Series 2014A, Rev., 5.00%, 9/1/2024	70	70
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
New Jersey Health Care Facilities Financing Authority, Virtua Health Obligated Group Rev., 5.00%, 7/1/2025	80	80
New Jersey Infrastructure Bank
Series 2016A-1, Rev., GTD, 4.00%, 9/1/2024	50	50
Series 2016A-R2, Rev., GTD, 5.00%, 9/1/2024	115	115
New Jersey Infrastructure Bank, Environmental Infrastructure Series 2021 A 2, Rev., 5.00%, 9/1/2024	50	50
New Jersey Transportation Trust Fund Authority, Capital Appreciation Series 2010A, Rev., Zero Coupon, 12/15/2028	2,485	2,168
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series 2016A-1, Rev., 5.00%, 6/15/2028	410	425
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2014AA, Rev., 5.00%, 6/15/2025	245	245
Series 2014AA, Rev., 5.00%, 6/15/2026	175	175
Series 2023AA, Rev., 5.00%, 6/15/2026	1,850	1,924
New Jersey Turnpike Authority
Series 2005 D-2, Rev., AGM, 5.25%, 1/1/2026	12,000	12,250
Series 2014A, Rev., 5.00%, 1/1/2027	220	220
Series 2017 A, Rev., 5.00%, 1/1/2029	100	105
Passaic County Improvement Authority (The), City of Paterson Project Rev., GTD, 5.00%, 8/15/2026	350	367
State of New Jersey
GO, 5.00%, 6/1/2025 (b)	25	26
Series 2020 A, GO, 5.00%, 6/1/2027	110	117
State of New Jersey, COVID-19 Emergency Bonds Series 2020A, GO, 5.00%, 6/1/2026	2,000	2,085
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2026	110	113
Series 2018A, Rev., 5.00%, 6/1/2028	1,000	1,053
Series 2018A, Rev., 5.00%, 6/1/2029	25	26
Town of Dover, General Improvement Water Utility Series 2024, GO, BAN, 4.50%, 1/23/2025	4,300	4,314
Town of Westfield GO, BAN, 4.75%, 11/8/2024	1,700	1,703
Township of Brick GO, BAN, 4.25%, 3/19/2025	4,000	4,023
Township of Evesham Series 2023A, GO, BAN, 5.00%, 9/18/2024	50	50
Township of Marlboro Series 2017, GO, 4.00%, 10/1/2024	40	40
Township of Mendham Series 2015, GO, 4.00%, 9/1/2024	50	50
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
Township of Middle, General Improvement Sewer Utility
GO, BAN, 4.50%, 9/5/2024	4,590	4,590
GO, BAN, 4.25%, 9/3/2025 (f)	5,225	5,275
Township of Montville GO, BAN, 5.00%, 11/6/2024	2,000	2,006
Township of Mount Holly Series 2023A, GO, BAN, 4.50%, 9/26/2024	1,885	1,886
Township of Ocean GO, BAN, 4.50%, 5/28/2025	2,837	2,862
Township of Scotch Plains GO, BAN, 4.50%, 1/17/2025	4,100	4,113
Township of Toms River Series 2016 AB, GO, 5.00%, 11/15/2024	35	35
Township of Woodbridge GO, BAN, 4.00%, 3/14/2025	350	352
Union County Improvement Authority, Juvenile Detention Center Facility Project Series 2015A, Rev., 5.50%, 5/1/2025	20	21
Total New Jersey		134,164
New Mexico — 0.0% ^
New Mexico Finance Authority, State Transportation, Subordinate Lien
Series 2014A, Rev., 5.00%, 9/27/2024	80	80
Series 2018A, Rev., 5.00%, 6/15/2027	50	53
New Mexico Hospital Equipment Loan Council, Presbyterian Health Care Services Series 2015A, Rev., 5.00%, 8/1/2025 (b)	190	194
State of New Mexico Series 2021, GO, 5.00%, 3/1/2025	65	66
State of New Mexico Severance Tax Permanent Fund Series 2018A, Rev., 5.00%, 7/1/2027	25	27
Total New Mexico		420
New York — 15.3%
Avon Central School District GO, BAN, 4.50%, 6/27/2025	2,900	2,924
Candor Central School District GO, BAN, 4.50%, 7/25/2025	2,000	2,020
Charlotte Valley Central School District GO, BAN, 4.50%, 6/27/2025	3,000	3,027
City of Auburn GO, BAN, 4.25%, 8/14/2025	17,700	17,871
City of Hudson GO, BAN, 4.50%, 6/20/2025	3,000	3,026
City of Jamestown Series 2024A, GO, BAN, 5.00%, 5/16/2025	1,820	1,837
City of Long Beach Series 2024A, GO, BAN, 4.50%, 9/27/2024	7,500	7,504
City of New York, Fiscal Year 2008 Series 2018 J-11, GO, 5.00%, 8/1/2026	35	37
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	61

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
City of New York, Fiscal Year 2014 Series 2014J, GO, 5.00%, 8/1/2026	50	50
City of New York, Fiscal Year 2015
Series 2015A, GO, 5.00%, 11/13/2024	140	140
Series 2015C, GO, 5.00%, 8/1/2026	60	61
Series 2015D, GO, 5.00%, 8/1/2026	150	151
Series 2015C, GO, 5.00%, 8/1/2028	45	45
City of New York, Fiscal Year 2019
Series A, GO, 5.00%, 8/1/2026	75	79
Series 2019 E, GO, 5.00%, 8/1/2027	135	144
City of New York, Fiscal Year 2023
Series 2023A, Subseries A-1, GO, 5.00%, 9/1/2024	285	285
Series 2023, Subseries F-1, GO, 5.00%, 8/1/2026	200	209
Series 2024, Subseries A-1, GO, 5.00%, 9/1/2026	160	168
City of New York, Fiscal Year 2024 Series 2024E, GO, 5.00%, 8/1/2029	800	886
City of New York, Fiscal Year 2025 Series 2025A, GO, 5.00%, 8/1/2028	1,000	1,089
City of Newburgh Series 2024A, GO, BAN, 4.25%, 8/8/2025	3,600	3,612
City of Oneida GO, BAN, 4.50%, 3/28/2025	8,054	8,120
City of Troy GO, BAN, 4.50%, 7/25/2025	13,500	13,636
City of Yonkers Series 2017 C, GO, 5.00%, 10/1/2024	150	150
Cohoes City School District GO, BAN, 4.50%, 6/26/2025	4,900	4,944
County of Albany Series 2019 A, GO, 5.00%, 9/15/2024	275	275
County of Erie Series 2018A, GO, 5.00%, 9/15/2024	25	25
County of Nassau, General Improvement Series 2017 C, GO, 5.00%, 10/1/2024	275	275
County of Rensselaer Series 2015, GO, 5.00%, 9/1/2024	50	50
Cuba-Rushford Central School District GO, BAN, 4.50%, 6/27/2025	2,000	2,018
East Aurora Union Free School District GO, BAN, 4.50%, 6/18/2025	4,100	4,139
Eastport-South Manor Central School District GO, BAN, 4.50%, 5/22/2025	21,000	21,212
Eldred Central School District GO, BAN, 4.50%, 6/18/2025	4,500	4,543
Ellenville Central School District GO, BAN, 4.50%, 6/20/2025	5,400	5,458
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Erie County Industrial Development Agency (The), School District Buffalo Project Series 2016A, Rev., 5.00%, 5/1/2025	45	46
Evans-Brant Central School District Series 2014 B, GO, BAN, 4.50%, 6/17/2025	14,600	14,763
Haverstraw-Stony Point Central School District Series 2015, GO, 5.00%, 10/15/2024	50	50
Highland Central School District GO, BAN, 4.50%, 6/27/2025	6,600	6,659
Hornell City School District GO, BAN, 4.50%, 6/27/2025	2,400	2,421
Jasper-Troupsberg Central School District GO, BAN, 4.50%, 6/27/2025	2,000	2,015
Lancaster Central School District GO, BAN, 4.50%, 6/6/2025	4,100	4,145
Lansingburgh Central School District at Troy GO, BAN, 4.50%, 7/11/2025	5,700	5,764
Long Island Power Authority Series 2023 F, Rev., 5.00%, 9/1/2027	20	21
Long Island Power Authority, Electric System Rev., 1.00%, 9/1/2025	25,000	24,146
Lyons Central School District GO, BAN, 4.50%, 6/27/2025	6,100	6,155
Madison Central School District GO, BAN, 4.50%, 6/20/2025	2,100	2,121
Malone Central School District GO, BAN, 4.50%, 6/26/2025	6,000	6,055
Manhasset Union Free School District Series 2019, GO, 5.00%, 9/15/2024	35	35
Medina Central School District GO, BAN, 4.50%, 7/16/2025	7,300	7,379
Metropolitan Transportation Authority
Series 2002G-1F, Rev., (SOFR + 0.43%), 4.01%, 9/3/2024 (c)	965	964
Series 2016D, Rev., 4.00%, 11/15/2024	40	40
Series 2014C, Rev., 5.00%, 11/15/2024 (b)	50	50
Series 2015F, Rev., 5.00%, 11/15/2024	245	246
Series 2016B, Rev., 5.00%, 11/15/2024	55	55
Series 2017B, Rev., 5.00%, 11/15/2024	260	261
Series A-1, Rev., 5.00%, 11/15/2024	85	85
Series 2016B, Rev., 4.00%, 11/15/2025	40	41
Metropolitan Transportation Authority, Green Bond Series 2017C-1, Rev., 5.00%, 11/15/2024	50	50
Mount Markham Central School District, Unlimited Tax GO, BAN, 4.50%, 6/25/2025	4,750	4,792
Nassau County Sewer and Storm Water Finance Authority Series A, Rev., 5.00%, 10/1/2025	500	501
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.90%, 9/3/2024 (d)	10,000	10,000
New York City Transitional Finance Authority Building Aid
Series 2015 Series S-1, Rev., 5.00%, 7/15/2026	75	76
Series 2016 S-1, Rev., 5.00%, 7/15/2026	25	26
Series 2019 S-2A, Rev., 5.00%, 7/15/2027	25	27
New York City Transitional Finance Authority Future Tax Secured
Series 2015C, Rev., 5.00%, 11/1/2024	25	25
Series 2023B, Subseries B-1, Rev., 5.00%, 11/1/2024	125	125
Series 2023D, Subseries D-1, Rev., 5.00%, 11/1/2024	50	50
Series C, Rev., 5.00%, 11/1/2024	155	155
Series 2023A, Subseries A-1, Rev., 5.00%, 8/1/2026	95	99
Series C, Rev., 5.00%, 11/1/2026	80	82
Series B1, Rev., 5.00%, 11/1/2028	30	31
Series 2017 A-1, Rev., 5.00%, 5/1/2029	25	26
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Series S-1, Rev., 5.00%, 7/15/2028	105	111
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014
Series D-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.85%, 9/3/2024 (d)	15,000	15,000
Series 2014 B-1, Rev., 5.00%, 10/28/2024	620	622
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015
Series 2015 A-1, Rev., 5.00%, 10/28/2024	160	160
Series 2015B Subseries B-1, Rev., 5.00%, 10/28/2024	50	50
New York State Dormitory Authority
Series 2019 A, Rev., 5.00%, 10/1/2024	50	50
Series B, Rev., 5.00%, 10/1/2024	35	35
Series G, Rev., 5.00%, 10/1/2024	120	120
Series 2019 D, Rev., 4.00%, 2/15/2025 (b)	40	40
Series 2015B, Rev., 5.00%, 2/15/2025 (b)	50	51
Series 2016 A, Rev., 5.00%, 2/15/2025 (b)	40	40
Series 2017 A, Rev., 5.00%, 3/15/2025 (b)	45	46
Series 2018A, Rev., 5.00%, 3/15/2025 (b)	70	71
Series 2005 B, Rev., AMBAC, 5.50%, 3/15/2025	125	127
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2024A, Rev., AGM, 5.00%, 10/1/2025	1,800	1,846
Series 2018 1, Rev., 5.00%, 1/15/2026	20	21
Series 2016 D, Rev., 5.00%, 2/15/2026 (b)	20	21
Series 2016 D, Rev., 5.00%, 2/15/2026	30	31
Series 2024A, Rev., AGM, 5.00%, 10/1/2026	1,000	1,050
Series 2021 A, Rev., 5.00%, 3/15/2027	180	191
Series 2016 A, Rev., 5.00%, 3/15/2028	120	125
New York State Dormitory Authority, Court Facilities Lease Series 2005 A, Rev., AMBAC, 5.50%, 5/15/2025	320	326
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai Series 2015A, Rev., 5.00%, 7/1/2025	30	30
New York State Dormitory Authority, New York University
Series 2017 A, Rev., 5.00%, 7/1/2028	25	27
Series 2017 A, Rev., 5.00%, 7/1/2029	70	74
New York State Dormitory Authority, Oersonal Income Tax Series 2017 B GRP 1, Rev., 5.00%, 2/15/2026 (b)	65	67
New York State Dormitory Authority, Sales Tax Series 2024A, Rev., AGM, 5.00%, 10/1/2027	1,100	1,181
New York State Dormitory Authority, School Districts Financing Program
Series 2017G, Rev., 5.00%, 10/1/2024	100	100
Series 2022 A, Rev., 5.00%, 10/1/2024	155	155
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2017 A, Rev., 5.00%, 2/15/2025 (b)	470	474
New York State Dormitory Authority, State Sales Tax Series 2018C, Rev., 5.00%, 3/15/2025 (b)	400	405
New York State Environmental Facilities Corp. Series 2005 B, Rev., 5.50%, 10/15/2024 (b)	20	20
New York State Thruway Authority
Series K, Rev., 5.00%, 1/1/2027	20	20
Series K, Rev., 5.00%, 1/1/2028	295	297
North Collins Central School District Series 2024 A, GO, BAN, 4.50%, 6/26/2025	2,200	2,222
North Rose-Wolcott Central School District GO, BAN, 4.50%, 7/25/2025	3,000	3,031
Otego-Unadilla Central School District GO, BAN, 4.50%, 7/17/2025	7,100	7,170
Port Authority of New York and New Jersey, Consolidated
Series 213, Rev., 5.00%, 9/1/2024	205	205
Series 183, Rev., 5.00%, 12/15/2025	160	160
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	63

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 189, Rev., 5.00%, 5/1/2028	40	41
Series 189, Rev., 5.00%, 11/1/2028	75	76
Romulus Central School District GO, BAN, 4.50%, 7/24/2025	2,600	2,625
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series 2015A, Rev., 4.00%, 10/15/2024 (b)	505	506
Series 2015A, Rev., 5.00%, 10/15/2024 (b)	250	251
Sidney Central School District GO, BAN, 4.50%, 7/24/2025	2,600	2,626
Town of Cornwall Series 2024B, GO, BAN, 4.50%, 5/1/2025	2,500	2,514
Town of Dryden Series 2024, GO, BAN, 4.50%, 1/23/2025	2,440	2,447
Town of Eastchester Series 2020, GO, 5.00%, 9/1/2024	150	150
Town of Hempstead Series 2018 C, GO, 5.00%, 9/15/2024	20	20
Town of Milton GO, BAN, 4.50%, 7/25/2025	3,900	3,937
Town of Orangetown Series 2020 B, GO, 5.00%, 9/15/2024	150	150
Town of Putnam Valley Series 2024B, GO, BAN, 4.25%, 9/5/2025 (f)	7,500	7,576
Town of Wawarsing GO, BAN, 4.50%, 7/24/2025	3,400	3,431
Triborough Bridge and Tunnel Authority
Series 2016A, Rev., 5.00%, 11/15/2024	45	45
Series 2023 A, Rev., 5.00%, 11/15/2024	100	100
Series 2023 B-2, Rev., 5.00%, 11/15/2024	125	126
Series 2023A, Rev., 5.00%, 11/15/2024	75	75
Series A, Rev., 5.00%, 11/15/2024	25	25
Series A, Rev., 5.00%, 11/15/2026	75	79
Series 2024B, Rev., BAN, 5.00%, 3/15/2027	2,000	2,119
Series A, Rev., 5.00%, 11/15/2027	50	53
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2017C-1, Rev., 5.00%, 11/15/2024	65	65
Village of Farmingdale Series l, GO, BAN, 4.25%, 1/30/2025	3,475	3,487
Village of Highland Falls Series 2024A, GO, BAN, 4.00%, 9/27/2024	2,400	2,401
Wayne Central School District GO, BAN, 4.50%, 6/27/2025	1,900	1,916
Yorkshire-Pioneer Central School District GO, BAN, 4.50%, 7/9/2025	12,000	12,135
Total New York		294,340
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — 0.7%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Care System Series 2021C, Rev., 5.00%, 12/1/2028 (d)	1,000	1,083
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Variable Rate, Health Care Series 2021B, Rev., 5.00%, 12/2/2024 (d)	280	281
City of Charlotte
Series 2015C, COP, 5.00%, 12/1/2024 (b)	105	105
Series 2021A, Rev., 5.00%, 7/1/2025	50	51
City of Greensboro Series 2018 B, GO, 5.00%, 10/1/2024	85	85
City of High Point Combined Water and Sewer System
Series 2014, Rev., 5.00%, 11/1/2024 (b)	50	50
Series 2019, Rev., 5.00%, 11/1/2024	50	50
City of Raleigh Series 2014B, Rev., 5.00%, 10/1/2024	50	50
Columbus County Industrial Facilities and Pollution Control Financing Authority, International Paper Co. Project
Series 2019A, Rev., 2.00%, 10/1/2024 (d)	825	823
Series 2019B, Rev., 2.00%, 10/1/2024 (d)	825	823
Series 2020A, Rev., 1.38%, 6/16/2025 (d)	1,780	1,740
County of Buncombe Series 2015, Rev., 5.00%, 6/1/2026	3,000	3,050
County of Guilford Series 2016 A, GO, 5.00%, 2/1/2025	20	20
County of Harnett Series 2020, Rev., 5.00%, 12/1/2026	200	210
County of Mecklenburg
Series 2016 A, GO, 5.00%, 9/1/2024	275	275
Series 2015B, Rev., 5.00%, 10/1/2024	265	265
Series 2017 A, GO, 5.00%, 4/1/2025	350	355
County of New Hanover, New Hanover Regional Medical Center Series 2017, Rev., 5.00%, 10/1/2024 (b)	235	235
County of Union Series 2017, GO, 5.00%, 9/1/2024	100	100
County of Union Enterprise System Series 2021, Rev., 5.00%, 6/1/2026	35	37
County of Wake Series 2014, GO, 5.00%, 9/1/2024	110	110
North Carolina Eastern Municipal Power Agency
Series 1993 B, Rev., NATL - RE, 6.00%, 1/1/2025 (b)	20	20
Series 1993 B, Rev., 6.00%, 1/1/2026 (b)	165	172
North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (d)	1,000	1,027
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — continued
North Carolina Medical Care Commission, Vidant Health Series 2015, Rev., 5.00%, 6/1/2025 (b)	270	275
North Carolina Municipal Power Agency No. 1
Series A, Rev., 5.00%, 1/1/2026	65	67
Series 2016 A, Rev., 5.00%, 1/1/2028	265	275
Series 2016 A, Rev., 5.00%, 1/1/2029	250	259
Orange County Public Facilities Co. Rev., 5.00%, 10/1/2026	50	53
Raleigh Durham Airport Authority
Series 2020B, Rev., 5.00%, 5/1/2025	135	137
Series 2020B, Rev., 5.00%, 5/1/2026	35	36
State of North Carolina
Series 2015, Rev., 5.00%, 3/1/2025	25	25
Series 2018 A, GO, 5.00%, 6/1/2026	20	21
Series 2014C, Rev., 5.00%, 5/1/2027	440	441
Series 2015, Rev., 5.00%, 3/1/2029	35	35
State of North Carolina, Limited Obligation Series 2017 B, Rev., 5.00%, 5/1/2029	525	556
Total North Carolina		13,197
North Dakota — 0.0% ^
North Dakota Public Finance Authority Series 2015A, Rev., 5.00%, 10/1/2024	35	35
Ohio — 3.6%
Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron Series 2022A, Rev., 5.00%, 11/15/2024	250	251
American Municipal Power, Inc., AMP Fremont Energy Center Project Series 2017A, Rev., 5.00%, 2/15/2028	100	108
American Municipal Power, Inc., City of Wapakoneta Project Rev., BAN, 4.50%, 6/19/2025	1,000	1,007
American Municipal Power, Inc., Combined Hydroelectric Projects
Series 2020A, Rev., 5.00%, 2/15/2025	160	162
Series 2020A, Rev., 5.00%, 2/15/2027	310	327
Cincinnati City School District Series 2014, COP, 5.00%, 12/15/2024 (b)	120	121
City of Akron, Income Tax Series 2019, Rev., 4.00%, 12/1/2024	275	276
City of Hamilton Series 2023, GO, BAN, 4.50%, 12/19/2024	2,000	2,007
City of Huber Heights GO, BAN, 4.50%, 7/10/2025	1,800	1,818
City of New Albany GO, BAN, 4.00%, 9/10/2025 (f)	10,000	10,073
City of Strongsville, Street Improvement GO, BAN, 4.75%, 6/5/2025	1,000	1,009
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Cleveland Department of Public Utilities Division of Water, Second Lien Series 2017B, Rev., 5.00%, 1/1/2026	60	62
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project Rev., 5.00%, 7/1/2026	125	130
County of Allen Series 2017 A, Rev., 5.00%, 8/1/2027	300	319
County of Cuyahoga Series 2020 D, Rev., 5.00%, 12/1/2025	50	51
County of Cuyahoga, Convention Hotel Project Series 2014, COP, 5.00%, 12/1/2028	315	315
County of Franklin, Hospital Facilities, Nationwide Children's Hospital Project Series 2016C, Rev., 5.00%, 11/1/2024	795	797
County of Hamilton Sales Tax Series 2016 A, Rev., 5.00%, 12/1/2029	110	115
County of Hamilton Sewer System Series 2020 A, Rev., 5.00%, 12/1/2026	20	21
County of Hamilton, Metropolitan Sewer district of Greater Cincinnati Series 2014A, Rev., 5.00%, 12/1/2028	1,750	1,758
County of Hamilton, Trihealth, Inc. Group Project Series 2020 A, Rev., 5.00%, 8/15/2027	80	85
County of Lorain Series 2024B, GO, BAN, 4.38%, 5/1/2025	1,680	1,690
County of Montgomery, Dayton Children's Hospital Series 2021, Rev., 5.00%, 8/1/2026	425	441
Dublin City School District GO, BAN, 5.00%, 12/18/2024	1,525	1,531
Gallia County Local School District Series 2014, GO, 5.00%, 11/1/2024 (b)	260	260
Kings Local School District, Unlimited Tax GO, BAN, 4.50%, 7/16/2025	1,400	1,416
Miami University
Series 2014, Rev., 5.00%, 9/1/2024	170	170
Series 2017, Rev., 5.00%, 9/1/2024	175	175
Series 2014, Rev., 5.00%, 9/3/2024	20	20
New Albany Plain Local School District Series 2021 A, GO, 4.00%, 12/1/2024	65	65
Northeast Ohio Regional Sewer District Series 2014, Rev., 5.00%, 11/15/2024 (b)	130	130
Northeast Ohio Regional Sewer District, Wastewater Improvement Series 2014, Rev., 5.00%, 11/15/2024 (b)	20	20
Ohio Higher Educational Facility Commission Series 2018, Rev., 5.00%, 12/1/2026	25	26
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	65

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Ohio Higher Educational Facility Commission, Case Western Reserve University Project
Series 2015A, Rev., 5.00%, 12/1/2024	50	50
Series 2018, Rev., 5.00%, 12/1/2029	40	43
Ohio Higher Educational Facility Commission, Denison University 2017 Project Series 2017 A, Rev., 5.00%, 11/1/2024	165	166
Ohio Higher Educational Facility Commission, Oberlin College 2017 Project Series 2017, Rev., 5.00%, 10/1/2024 (b)	40	40
Ohio State University (The)
Series 2010-D, Rev., 5.00%, 12/1/2025	25	26
Series 2021 A, Rev., 5.00%, 12/1/2026	200	211
Ohio Turnpike and Infrastructure Commission, Junior Lien Series 2022A, Rev., 5.00%, 2/15/2025	25	25
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2020 B, Rev., 5.00%, 12/1/2025	125	129
State of Ohio
COP, 5.00%, 9/1/2024	85	85
Series 2015A, GO, 5.00%, 9/1/2024	125	125
Series 2018A, GO, 5.00%, 9/1/2024	40	40
Series 2017 V, GO, 5.00%, 10/1/2024	300	300
Series 2016A, Rev., 5.00%, 2/1/2025	155	156
Series A, Rev., 5.00%, 4/1/2025	45	46
Series 2015C, GO, 5.00%, 5/1/2025 (b)	70	72
Series 2017 A, GO, 5.00%, 5/1/2025	25	25
Series 2017 V, GO, 5.00%, 10/1/2026	100	105
State of Ohio Department of Administrative Services COP, 5.00%, 9/1/2024	95	95
State of Ohio, Adult Correctional Building Fund Projects Series 2013A, Rev., 5.00%, 10/1/2024	170	170
State of Ohio, Capital Facilities Lease Appropriation Juvenile Correctional Building Fund Project Series 2017 A, Rev., 4.00%, 10/1/2024	100	100
State of Ohio, Capital Facilities Lease Appropriation, Park and Recreation Improvement Fund Project Series 2016 C, Rev., 5.00%, 12/1/2026	45	47
State of Ohio, Cleveland Clinic Health System Series 2019F, Rev., VRDO, LIQ : US Bank NA, 3.50%, 9/3/2024 (d)	15,000	15,000
State of Ohio, Common School
Series 2017B, GO, 5.00%, 9/15/2024	75	75
Series 2020 B, GO, 5.00%, 9/15/2024	115	115
Series 2015A, GO, 5.00%, 9/15/2026	115	121
Series 2017B, GO, 5.00%, 9/15/2026	50	53
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
State of Ohio, Lease Appropriation Adult Correctional Building Fund Projects Series 2017B, Rev., 5.00%, 10/1/2024	45	45
State of Ohio, Major New State Infrastructure Project Series 2024-1, Rev., 5.00%, 12/15/2027	1,235	1,331
State of Ohio, State Infrastructure Improvement Series 2016-1, Rev., 5.00%, 12/15/2028	1,000	1,041
State of Ohio, State Infrastructure Project Series 2016-1, Rev., 5.00%, 12/15/2025	100	103
State of Ohio, University Hospitals Health System, Inc. Series 2015A, Rev., VRDO, 3.11%, 9/12/2024 (d)	23,250	23,250
State of Ohio, Voting System Acquisition Project COP, 5.00%, 9/1/2026	20	21
University of Cincinnati Series 2019 A, Rev., 5.00%, 6/1/2027	85	91
Total Ohio		70,058
Oklahoma — 0.3%
Canadian County Independent School District No. 69 Mustang Series 2024 A, GO, 4.00%, 6/1/2027	1,555	1,602
City of Tulsa Series 2020, GO, 5.00%, 3/1/2025	25	25
Cleveland County Educational Facilities Authority, Norman Public Schools Project Rev., 5.00%, 6/1/2025	140	142
Garvin County Educational Facilities Authority, Pernell Public Schools Project Rev., 4.00%, 9/1/2024	160	160
Grady County School Finance Authority, Educational Facilities Lease, Tuttle Public Schools Project Rev., 4.00%, 9/1/2024	245	245
Grand River Dam Authority
Series 2014A, Rev., 5.00%, 10/15/2024	30	30
Series 2014A, Rev., 5.00%, 6/1/2025	215	215
Series 2016 A, Rev., 5.00%, 6/1/2025	235	239
Series 2014A, Rev., 5.00%, 6/1/2026	405	406
Series 2016A, Rev., 5.00%, 6/1/2026	65	68
Series 2016 A, Rev., 5.00%, 6/1/2027	60	63
Series 2016 A, Rev., 5.00%, 6/1/2029	30	31
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project Rev., 5.00%, 10/1/2024	1,000	1,001
Oklahoma County Independent School District No. 1 Putnam City Series 2023, GO, 4.00%, 4/1/2025	25	25
Oklahoma Municipal Power Authority, Power Supply System
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — continued
Series A, Rev., 5.00%, 1/1/2025 (b)	85	85
Series B, Rev., 5.00%, 1/1/2025	75	76
Series 2021A, Rev., AGM, 5.00%, 1/1/2027	65	68
Oklahoma State University Series 2020 A, Rev., 5.00%, 9/1/2024	275	275
Oklahoma Water Resources Board, Clean Water Program Series 2023, Rev., 5.00%, 4/1/2025	195	198
Oklahoma Water Resources Board, State Loan Program
Series 2020 A, Rev., 4.00%, 10/1/2024	20	20
Series 2018 A, Rev., 5.00%, 10/1/2024	35	35
Pittsburg County Educational Facilities Authority, McAlester Public Schools Project Rev., 4.00%, 12/1/2026	250	256
Tulsa County Industrial Authority, Sand Springs Public Schools Project Rev., 4.00%, 9/1/2024	435	435
Total Oklahoma		5,700
Oregon — 0.1%
City of Portland Sewer System Series 2018 A, Rev., 5.00%, 5/1/2025	40	41
County of Washington Series 2016B, GO, 5.00%, 3/1/2025	20	20
Hospital Facilities Authority of Multnomah County Oregon, Adventist Health System Rev., 5.00%, 3/1/2025 (d)	1,135	1,136
Oregon State Lottery Series 2015C, Rev., 5.00%, 4/1/2026	30	30
State of Oregon Department of Transportation
Series 2014A, Rev., 5.00%, 11/15/2024 (b)	175	175
Series 2015A, Rev., 5.00%, 11/15/2024 (b)	690	693
Series A, Rev., 5.00%, 11/15/2024	50	50
Series A, Rev., 5.00%, 11/15/2026	200	211
State of Oregon, Article XI-M Seismic Project & Article XI-Q State Project Series F, GO, 5.00%, 5/1/2028	30	31
Tri-County Metropolitan Transportation District of Oregon Series 2018 A, Rev., 5.00%, 10/1/2029	100	107
Total Oregon		2,494
Pennsylvania — 6.5%
Abington School District Series 2017, GO, 5.00%, 10/1/2024	85	85
Allegheny County Higher Education Building Authority, University Refunding Duquesne University Series 2016, Rev., 5.00%, 3/1/2027	90	92
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Allegheny County Hospital Development Authority, UPMC Health Center Series 1997B, Rev., NATL - RE, 6.00%, 7/1/2027	75	81
Allegheny County Sanitary Authority, Sewer
Series 2020A, Rev., 4.00%, 6/1/2025	150	151
Series 2020B, Rev., 4.00%, 6/1/2025	210	212
Series 2020A, Rev., 5.00%, 6/1/2026	525	545
Apollo-Ridge School District Series 2019A, GO, 4.00%, 9/1/2024	450	450
Chartiers Valley School District Series B, GO, 5.00%, 4/15/2025 (b)	60	61
Chester County Health and Education Facilities Authority, Main Line Health System Series 2020A, Rev., 3.00%, 9/1/2024	215	215
City of Philadelphia
Series 2019B, GO, 5.00%, 2/1/2025	150	151
Series 2019 A, GO, 5.00%, 8/1/2025	95	97
Series 2021 A, GO, 5.00%, 5/1/2026	50	52
Series 1997A, Rev., AMBAC, 5.13%, 8/1/2027 (b)	40	43
Series 2019B, GO, 5.00%, 2/1/2028	40	43
City of Philadelphia Water and Wastewater
Series 2016, Rev., 5.00%, 10/1/2024	530	531
Series 2017, GO, AGM, 5.00%, 8/1/2027	55	59
City of Philadelphia, Water and Wastewater Series 2021 C, Rev., 5.00%, 10/1/2024	220	220
City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2026	300	314
Commonwealth Financing Authority
Series B-1, Rev., AGM, 5.00%, 6/1/2025	50	51
Series 2019B, Rev., 5.00%, 6/1/2027	365	387
Series 2020A, Rev., 5.00%, 6/1/2027	20	21
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2025	310	314
Rev., 5.00%, 6/1/2027	485	511
Rev., 5.00%, 6/1/2028	1,745	1,871
Commonwealth of Pennsylvania
Series 2016, GO, 5.00%, 9/15/2024	150	150
Series 2018A, COP, 5.00%, 7/1/2027	405	430
County of Allegheny
Series C-75, GO, 5.00%, 11/1/2024	35	35
Series C-75, GO, 5.00%, 11/1/2025	280	287
County of Armstrong GO, AGM, 4.00%, 6/1/2025	240	242
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	67

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
County of Chester Series 2014, GO, 5.00%, 7/15/2027	55	55
County of Indiana
GO, 3.00%, 12/15/2024	430	430
GO, 3.00%, 12/15/2025	250	251
GO, 3.00%, 12/15/2026	435	436
County of Montgomery Series 2019 C, GO, 5.00%, 9/1/2024	75	75
County of Northampton Series 2019 A, GO, 5.00%, 10/1/2024	20	20
County of Somerset GO, 2.00%, 10/1/2024	300	299
Delaware Valley Regional Finance Authority, Local Government
Series 1997B, Rev., AMBAC, 5.70%, 7/1/2027	15	16
Series 1998A, Rev., AMBAC, 5.50%, 8/1/2028	1,595	1,741
East Stroudsburg Area School District Series AA, GO, 5.00%, 9/1/2024	50	50
Erie City Water Authority Series 2014, Rev., AGM, 5.00%, 12/1/2024 (b)	30	30
Geisinger Authority, Health System
Series 2020B, Rev., 5.00%, 2/15/2027 (d)	7,700	8,006
Series 2020 C, Rev., 5.00%, 4/1/2030 (d)	1,000	1,094
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2019E, Rev., VRDO, LIQ : US Bank NA, 2.60%, 9/3/2024 (d)	23,600	23,600
Girard School District Series B, GO, AGM, 5.00%, 11/15/2024 (b)	25	25
Lancaster County Hospital Authority, University of Pennsylvania Health System Series 2016A, Rev., 5.00%, 8/15/2026	20	21
Montgomery County Industrial Development Authority, Albert Einstein Healthcare Network
Series 2015A, Rev., 4.00%, 1/15/2025 (b)	40	40
Series 2015A, Rev., 5.25%, 1/15/2025 (b)	310	313
Neshaminy School District Series 2023B, GO, 5.00%, 11/1/2024	100	100
Pennsylvania Economic Development Financing Authority Series 2017 A, Rev., 5.00%, 11/15/2024	85	85
Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center
Series 2014A, Rev., 5.00%, 2/1/2025	20	20
Series 2017A, Rev., 5.00%, 11/15/2026	65	68
Series 2016, Rev., 5.00%, 3/15/2027	55	57
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Pennsylvania Economic Development Financing Authority, UPMC
Series 2016, Rev., 5.00%, 3/15/2025	105	106
Series 2014A, Rev., 5.00%, 2/1/2028	20	20
Pennsylvania Higher Educational Facilities Authority
Series AQ, Rev., 5.00%, 6/15/2025	20	20
Series AT-1, Rev., 5.00%, 6/15/2025	120	122
Series 2017 AU-2, Rev., 5.00%, 6/15/2027 (b)	10	11
Series 2017 AU-2, Rev., 5.00%, 6/15/2027	40	42
Pennsylvania State University (The)
Series B, Rev., 5.00%, 9/1/2024	215	215
Series B, Rev., 5.00%, 9/1/2028	40	42
Pennsylvania Turnpike Commission
Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/12/2024 (d)	35,000	35,000
Series A-2, Rev., 5.00%, 12/1/2024	620	623
Series 2019, Rev., 5.00%, 12/1/2025	155	160
Series A-1, Rev., 5.00%, 12/1/2025	155	158
Series 2016, Rev., 5.00%, 6/1/2026	75	77
Series 2020B, Rev., 5.00%, 12/1/2026	400	421
Series 2021 C, Rev., 5.00%, 12/1/2026	100	105
Series 2019A, Rev., 4.00%, 12/1/2027	25	26
Series 2016A-1, Rev., 5.00%, 12/1/2027	100	104
Series 2016A-3, Rev., 5.00%, 12/1/2027	1,355	1,418
Series 2016 B, Rev., 5.00%, 6/1/2029	75	78
Series 2017, Rev., 5.00%, 12/1/2029	50	53
Series 2014C, Rev., 5.00%, 12/1/2030	250	251
Series 2014, Rev., 5.00%, 12/1/2031	2,600	2,609
Series 2014A, Rev., 5.00%, 12/1/2038	1,035	1,039
Series 2014C, Rev., 5.00%, 12/1/2039	4,680	4,695
Pennsylvania Turnpike Commission Oil Franchise Tax
Series A, Rev., 5.00%, 12/1/2025	25	26
Series B, Rev., 5.00%, 12/1/2028	485	508
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017-1, Rev., 5.00%, 6/1/2025	20	20
Philadelphia Authority for Industrial Development
Series 2019, Rev., 5.00%, 10/1/2024	150	150
Series 2019, Rev., 5.00%, 10/1/2028	200	218
Series 2019, Rev., 5.00%, 10/1/2029	75	83
Philadelphia Gas Works Co., 1998 General Ordinance
Series A-2, Rev., VRDO, LOC : TD Bank NA, 2.83%, 9/12/2024 (d)	20,300	20,300
Series 14TH, Rev., 5.00%, 10/1/2024	245	245
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Series 14TH, Rev., 5.00%, 10/1/2025	25	25
Series 14TH, Rev., 5.00%, 10/1/2026	30	31
Series 14TH, Rev., 5.00%, 10/1/2028	150	156
Series 14TH, Rev., 5.00%, 10/1/2029	25	26
School District of Philadelphia (The)
Series 2019 A, GO, 5.00%, 9/1/2024	500	500
Series F, GO, 5.00%, 9/1/2024	535	535
Series 2019 B, GO, 5.00%, 9/1/2026	1,000	1,041
Series 2019 A, GO, 5.00%, 9/1/2028	70	75
Series F, GO, 5.00%, 9/1/2028	5,000	5,183
Southeastern Pennsylvania Transportation Authority
Rev., 5.00%, 3/1/2025	175	177
Series 2017, Rev., 5.00%, 6/1/2027	80	85
Series 2017, Rev., 5.00%, 6/1/2029	20	21
Spring-Benner-Walker Joint Authority Series 2020A, Rev., 4.00%, 9/1/2024	440	440
Township of East Coventry
GO, 3.00%, 12/1/2025	345	345
GO, 3.00%, 12/1/2026	275	276
Township of East Pennsboro Series 2019, GO, 4.00%, 9/1/2024	75	75
Uniontown Area School District GO, 3.00%, 10/1/2024 (b)	900	900
Unionville-Chadds Ford School District Series 2016, GO, 5.00%, 6/1/2025	50	51
West View Municipal Authority Water Series 2014, Rev., 5.00%, 11/15/2024 (b)	810	813
Wyalusing Area School District GO, 3.00%, 4/1/2026	300	299
Total Pennsylvania		124,532
Rhode Island — 0.1%
Narragansett Bay Commission Series 2014B, Rev., 5.00%, 9/1/2024 (b)	160	160
Rhode Island Commerce Corp., Department of Transportation
Series 2016 B, Rev., 5.00%, 6/15/2025	285	290
Series 2016B, Rev., 5.00%, 6/15/2027	90	93
Series 2020 A, Rev., 5.00%, 5/15/2028	280	302
Series 2016 B, Rev., 5.00%, 6/15/2029	70	73
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund
Series 2015A, Rev., 5.00%, 10/1/2024 (b)	350	350
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Rhode Island — continued
Series C, Rev., 5.00%, 10/1/2024 (b)	110	110
State of Rhode Island Series B, GO, 5.00%, 11/1/2024 (b)	50	50
Total Rhode Island		1,428
South Carolina — 0.6%
Berkeley County School District Series 2013, Rev., 5.00%, 12/1/2024	95	95
Charleston Educational Excellence Finance Corp., Installment Purchase, Charleston County School District, South Carolina Project Series 2014, Rev., 5.00%, 12/1/2026	20	20
Charleston Public Facilities Corp. Series 2017A, Rev., 5.00%, 9/1/2024	100	100
City of Charleston Hospitality Tax Series 2022, Rev., 5.00%, 9/1/2024	205	205
County Square Redevelopment Corp., South Carolina Project Series 2024, Rev., BAN, 5.00%, 2/9/2025	5,800	5,846
Horry County School District
Series 2015A, GO, SCSDE, 5.00%, 3/1/2026	185	187
Series 2015A, GO, SCSDE, 5.00%, 3/1/2027	25	25
Lexington County Health Services District, Inc., Lexmed Obligated Group Series 2017, Rev., 5.00%, 11/1/2024	100	100
Piedmont Municipal Power Agency Series 2015A, Rev., 5.00%, 1/1/2026	1,300	1,308
SCAGO Educational Facilities Corp. for Pickens School District
Series 2015, Rev., 5.00%, 12/1/2024	125	126
Series 2015, Rev., 5.00%, 12/1/2025	250	254
Rev., 5.00%, 12/1/2027	80	81
SCAGO Educational Facilities Corp. for Pickens School District, Installment Purchase Project Series 2015, Rev., 5.00%, 12/1/2026	3,420	3,468
South Carolina Public Service Authority Series 2014C, Rev., 5.00%, 12/1/2024	445	447
Total South Carolina		12,262
South Dakota — 0.0% ^
City of Sioux Falls Sales Tax Series 2017 A, Rev., 5.00%, 11/15/2026	50	53
South Dakota Health And Educational Facilities Authority, Sanford Obligated Group Series 2015, Rev., 5.00%, 11/1/2024	400	401
Total South Dakota		454
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	69

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — 0.5%
City of Chattanooga Series A, Rev., 5.00%, 9/1/2024	30	30
City of Chattanooga Electric Series A, Rev., 4.00%, 9/1/2029	1,750	1,764
City of Memphis Series 2014A, GO, 5.00%, 11/1/2024	45	45
City of Memphis Sanitary Sewerage System Series 2020B, Rev., 5.00%, 10/1/2024	100	100
County of Hamilton Series 2018 A, GO, 5.00%, 4/1/2025	25	25
County of Montgomery Series 2017, GO, 5.00%, 4/1/2025	35	36
Knoxville's Community Development Corp. Series 2021, Rev., 4.25%, 10/1/2024	300	300
Memphis-Shelby County Industrial Development Board Series 2017B, Rev., 5.00%, 11/1/2025	90	92
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board Series 2023 A, Rev., 5.00%, 7/1/2028	25	27
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Shelby House Apartments Project Series 2021B, Rev., 1.25%, 12/1/2024 (d)	5,655	5,616
State of Tennessee
Series A, GO, 5.00%, 9/1/2024	25	25
Series A, GO, 5.00%, 9/1/2024 (b)	75	75
Series 2018 A, GO, 5.00%, 2/1/2025	25	25
Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2026	350	362
Tennessee State School Bond Authority Series 2014B, Rev., 5.00%, 11/1/2024 (b)	40	40
Tennessee State School Bond Authority, Higher Educational Facilities Second Program
Series 2014B, Rev., 5.00%, 11/1/2024 (b)	440	441
Series 2014B, Rev., 5.00%, 11/1/2024	200	201
Series A, Rev., 5.00%, 11/1/2026	65	68
Total Tennessee		9,272
Texas — 5.3%
Alamo Community College District, Limited Tax Series 2017, GO, 5.00%, 8/15/2027	25	27
Alamo Community College District, Maintainance Tax
GO, 5.00%, 2/15/2025	40	40
GO, 5.00%, 2/15/2027	30	32
Allen Independent School District, Unlimited Tax Series 2016, GO, PSF-GTD, 5.00%, 2/15/2025	90	91
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Arlington Housing Finance Corp. Series 2023, Rev., 4.50%, 4/1/2027 (d)	1,220	1,243
Arlington Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2027	25	25
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project Series 2018C, Rev., 5.00%, 8/1/2025	225	230
Austin Independent School District, Unlimited Tax
Series A, GO, PSF-GTD, 4.00%, 8/1/2025 (b)	1,000	1,011
Series 2019, GO, PSF-GTD, 5.00%, 8/1/2029	35	38
Birdville Independent School District, Unlimited Tax
Series 2015B, GO, PSF-GTD, 5.00%, 2/15/2025	85	86
Series 2020, GO, PSF-GTD, 5.00%, 2/15/2025	1,710	1,726
Series 2021, GO, PSF-GTD, 5.00%, 2/15/2026	440	455
Board of Regents of the University of Texas System
Series 2016 D, Rev., 5.00%, 8/15/2026	300	314
Series 2016B, Rev., 5.00%, 8/15/2026	20	21
Series 2021 A, Rev., 5.00%, 8/15/2027	95	102
Central Texas Regional Mobility Authority, Senior Lien Series A, Rev., 5.00%, 7/1/2025 (b)	60	62
Central Texas Regional Mobility Authority, Subordinate Lien
Series 2020F, Rev., BAN, 5.00%, 1/1/2025	1,000	1,002
Series 2021C, Rev., BAN, 5.00%, 1/1/2027	35	36
Central Texas Turnpike System Series C, Rev., 5.00%, 11/4/2024	1,425	1,430
City of Austin
GO, 5.00%, 9/1/2024	100	100
Series 2016, GO, 5.00%, 9/1/2024	25	25
City of Austin Water and Wastewater System
Series 2015A, Rev., 5.00%, 5/15/2025 (b)	25	25
Series 2022, Rev., 5.00%, 11/15/2026	300	316
Series 2024, Rev., 5.00%, 11/15/2028	1,000	1,097
City of Austin, Airport System Series 2017 A, Rev., 5.00%, 11/15/2028	50	52
City of Austin, Water and Wastewater System Series 2017, Rev., 5.00%, 11/15/2028	280	299
City of Conroe, Limited Tax Series 2018, GO, 5.00%, 11/15/2024	45	45
City of Corpus Christi Series 2015, GO, 5.00%, 3/1/2025	100	101
City of Dallas
Series 2015, GO, 5.00%, 2/15/2025	155	156
Series 2019A, GO, 5.00%, 2/15/2025	50	50
Series 2017, GO, 5.00%, 2/15/2026	320	331
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
City of Dallas Waterworks and Sewer System Series 2016 A, Rev., 5.00%, 10/1/2024	25	25
City of Denton Series 2019, GO, 5.00%, 2/15/2025	115	116
City of Denton Utility System Series 2017, Rev., 5.00%, 12/1/2028	125	130
City of Denton, Utility System Series 2017, Rev., 5.00%, 12/1/2027	225	235
City of El Paso Municipal Drainage Utility System Series 2017, Rev., 5.00%, 3/1/2025	500	505
City of Fort Worth
Series 2016, GO, 5.00%, 3/1/2025	165	167
Series 2015A, GO, 5.00%, 3/1/2026	45	46
Series 2016, GO, 5.00%, 3/1/2026	65	67
City of Fort Worth Water and Sewer System
Series 2015A, Rev., 5.00%, 2/15/2025	150	152
Series 2015A, Rev., 5.00%, 2/15/2026	25	25
Series 2020A, Rev., 5.00%, 2/15/2026	100	104
Series 2020A, Rev., 5.00%, 2/15/2027	165	175
City of Frisco
Series 2015A, GO, 5.00%, 2/15/2025	50	50
Series 2015A, GO, 5.00%, 2/15/2027	90	91
City of Garland Series 2018, GO, 5.00%, 2/15/2027	75	79
City of Georgetown Utility System Series 2022, Rev., AGM, 5.00%, 8/15/2027	70	75
City of Houston
Series 2019 A, GO, 5.00%, 3/1/2025	80	81
Series 2017 A, GO, 5.00%, 3/1/2026	30	31
Series 2017 A, GO, 5.00%, 3/1/2028	265	278
City of Houston Airport System, Subordinate Lien Series 2018D, Rev., 5.00%, 7/1/2027	65	69
City of Houston Combined Utility System, First Lien
Series 2002 C, Rev., 5.00%, 11/15/2024	30	30
Series 2014D, Rev., 5.00%, 11/15/2024	480	482
Series 2016 B, Rev., 5.00%, 11/15/2024	70	70
Series 2017 B, Rev., 5.00%, 11/15/2024	140	141
Series 2021 A, Rev., 5.00%, 11/15/2024	55	55
Series 2015D, Rev., 5.00%, 11/15/2025	300	308
Series 2016 B, Rev., 5.00%, 11/15/2025	550	565
City of Houston, Airport System, Subordinate Lien
Series 2018D, Rev., 5.00%, 7/1/2025	50	51
Series 2020B, Rev., 5.00%, 7/1/2027	25	27
Series 2023B, Rev., AGM, 5.00%, 7/1/2028	30	33
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
City of Houston, Combined Utility System, First Lien
Series 2014D, Rev., 5.00%, 11/15/2026	20	20
Series 2024 A, Rev., 5.00%, 11/15/2026	1,000	1,052
Series 2014D, Rev., 5.00%, 11/15/2027	20	20
City of Houston, Public Improvement
Series 2017A, GO, 5.00%, 3/1/2025	135	136
Series 2019A, GO, 5.00%, 3/1/2027	105	111
City of Irving Series 2017 B, GO, 5.00%, 9/15/2024	75	75
City of Lubbock Series 2016, GO, 5.00%, 2/15/2025	50	50
City of Lubbock, Electric Light and Power System
Series 2018, Rev., 5.00%, 4/15/2026	250	259
Series 2018, Rev., 5.00%, 4/15/2027	480	506
City of Plano
Series 2022, GO, 4.00%, 9/1/2024	1,000	1,000
Series 2016, GO, 5.00%, 9/1/2024	30	30
City of Port Arthur, Combination Tax, Certificates of Obligation Series 2020A, GO, AGM, 5.00%, 2/15/2025	400	403
City of San Antonio
Series 2015, GO, 5.00%, 2/1/2025 (b)	65	66
GO, 5.00%, 2/1/2027 (f)	2,000	2,109
Series 2015, GO, 5.00%, 2/1/2027	35	35
City of San Antonio Electric and Gas Systems
Series 2015, Rev., 5.00%, 2/1/2025	25	25
Series 2016, Rev., 5.00%, 2/1/2025	20	20
Series 2022, Rev., 5.00%, 2/1/2025	230	232
Series 2017, Rev., 5.00%, 2/1/2026	55	57
Series 2018 A, Rev., 5.00%, 2/1/2026	565	584
Series 2016, Rev., 5.00%, 2/1/2027	1,925	2,003
Series 2024D, Rev., 5.00%, 2/1/2030 (f)	1,000	1,115
City of San Antonio, Combination Tax GO, 5.00%, 2/1/2029 (f)	1,125	1,234
City of San Antonio, Electric and Gas Systems
Series 2012, Rev., 5.25%, 2/1/2025	700	707
Series 2018, Rev., 5.00%, 2/1/2027	360	380
City of San Antonio, General Improvement GO, 5.00%, 8/1/2027	50	53
City of San Marcos Series 2014A, GO, 5.00%, 8/15/2025	75	75
Clint Independent School District Series 2015, GO, PSF-GTD, 5.00%, 8/15/2025 (b)	75	77
Comal Independent School District, Unlimited Tax
Series 2015A, GO, PSF-GTD, 5.00%, 2/1/2026	50	50
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	71

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2017, GO, PSF-GTD, 5.00%, 2/1/2028	35	36
Conroe Independent School District, Unlimited Tax
Series 2019, GO, PSF-GTD, 5.00%, 2/15/2026	30	31
Series 2014A, GO, PSF-GTD, 4.00%, 2/15/2028	80	80
County of Bastrop, Combination Tax GO, 5.00%, 8/1/2029 (f)	985	1,085
County of Fort Bend, Unlimited Tax
Series A, GO, 5.00%, 3/1/2027	90	93
Series A, GO, 5.00%, 3/1/2028	95	98
County of Harris Series 2022A, GO, 5.00%, 10/1/2024	670	671
County of Harris Toll Road Series 2023A, Rev., 5.00%, 8/15/2029	865	961
County of Harris Toll Road, First Lien Series 2022A, Rev., 5.00%, 8/15/2026	20	21
County of Harris, First Lien Series 2022A, Rev., 5.00%, 8/15/2027	20	21
County of Harris, Senior Lien Series 2016 A, Rev., 5.00%, 8/15/2026	30	31
County of Hays Series 2017, GO, 5.00%, 2/15/2028	25	26
County of Hays, Unlimited Tax Series 2015, GO, 5.00%, 2/15/2025 (b)	150	151
County of Kaufman, Limited Tax Series 2020A, GO, 5.00%, 2/15/2025	130	131
County of Kaufman, Unlimited Tax GO, 5.00%, 2/15/2025	255	257
County of Williamson Series 2020, GO, 5.00%, 2/15/2025	35	35
County of Williamson, Limited Tax Series 2015, GO, 5.00%, 2/15/2028	50	50
Cypress-Fairbanks Independent School District, Unlimited Tax Series 2018, GO, PSF-GTD, 5.00%, 2/15/2025	175	177
Dallas Area Rapid Transit, Sales Tax, Senior Lien Series 2016A, Rev., 5.00%, 12/1/2025 (b)	200	206
Dallas County Utility and Reclamation District, Unlimited Tax
Series 2016, GO, 5.00%, 2/15/2025	425	428
Series 2016, GO, 5.00%, 2/15/2028	300	321
Dallas Fort Worth International Airport
Series 2020 B, Rev., 5.00%, 11/1/2024	650	652
Series 2021B, Rev., 5.00%, 11/1/2024	175	176
Series 2023B, Rev., 5.00%, 11/1/2024	160	160
Series 2023B, Rev., 5.00%, 11/1/2025	4,000	4,109
Series 2021B, Rev., 5.00%, 11/1/2026	35	37
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2020 A, Rev., 5.00%, 11/1/2027	20	21
Series 2020 B, Rev., 5.00%, 11/1/2027	25	27
Series 2023B, Rev., 5.00%, 11/1/2027	1,000	1,074
Series 2023B, Rev., 5.00%, 11/1/2028	1,250	1,367
Dallas Independent School District, Unlimited Tax
Series 2015, GO, PSF-GTD, 4.00%, 2/15/2025 (b)	200	201
Series 2015, GO, PSF-GTD, 5.00%, 2/15/2026	25	25
Series 2016 A, GO, PSF-GTD, 5.00%, 2/15/2026	40	40
Series 2020, GO, PSF-GTD, 5.00%, 2/15/2026	30	31
Denton County Housing Finance Corp., THF Pathway on Woodrow LP Series 2022, Rev., 5.00%, 2/1/2025 (d)	300	302
Denton Independent School District Series 2015, GO, PSF-GTD, 4.00%, 2/15/2025 (b)	220	221
Duncanville Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	255	257
El Paso Independent School District Series 2015A, GO, PSF-GTD, 5.00%, 8/15/2025 (b)	185	189
Florence Independent School District, Unlimited Tax
GO, PSF-GTD, 3.00%, 8/15/2026	230	230
GO, PSF-GTD, 3.00%, 8/15/2027	115	115
Fort Worth Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2025	110	111
Frisco Independent School District, Unlimited Tax Series 2017, GO, PSF-GTD, 4.00%, 8/15/2028	3,495	3,583
Goose Creek Consolidated Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	205	207
Grady Independent School District, Unlimited Tax Series 2018B, GO, PSF-GTD, 5.00%, 2/15/2026 (b)	45	46
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2020C-2, Rev., 5.00%, 9/24/2024 (d)	150	151
Series 2014A, Rev., 5.00%, 12/1/2025	120	121
Series 2020C-3, Rev., 5.00%, 12/1/2026 (d)	660	691
Series 2014A, Rev., 5.00%, 12/1/2027	20	20
Series 2019 A, Rev., 5.00%, 12/1/2027	20	21
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital
Series 2015-1, Rev., 5.00%, 10/1/2024	140	140
Series 2019 A, Rev., 5.00%, 10/1/2024	40	40
Harris County Flood Control District Series 2019 A, Rev., 5.00%, 10/1/2024	195	195
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Harris County Fresh Water Supply District No. 61, Unlimited Tax GO, AGM, 3.00%, 9/1/2024	695	695
Harris County-Houston Sports Authority, Senior Lien Series A, Rev., AGM, 5.00%, 11/15/2025	75	75
Harris County-Houston Sports Authority, Taxable Senior Lien Series A, Rev., AGM, 5.00%, 11/15/2024	550	552
Harris County-Houston Sports Authority, Third Lien Series 2004A-3, Rev., NATL - RE, Zero Coupon, 11/15/2024 (b)	3,410	1,483
Housing Options, Inc., Multi Family Housing Estelle Village Apartments Project Series 2022, Rev., 3.90%, 2/1/2025 (d)	1,000	1,001
Houston Housing Finance Corp. Multi Family Housing Sunset Garden Apartments Series 2022, Rev., FHA, 4.00%, 10/1/2024 (d)	175	175
Humble Independent School District
Series B, GO, PSF-GTD, 5.00%, 2/15/2025	40	40
Series 2016 C, GO, 5.00%, 2/15/2026	55	57
Irving Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2028	25	25
Irving Independent School District, Unlimited Tax Series 2015 A, GO, PSF-GTD, 5.00%, 2/15/2025	75	76
Judson Independent School District Series 2016, GO, PSF-GTD, 5.00%, 2/1/2025	65	66
Katy Independent School District
Series D, GO, PSF-GTD, 5.00%, 2/15/2026	240	249
Series A, GO, PSF-GTD, 5.00%, 2/15/2027	50	51
Keller Independent School District, Unlimited Tax
Series 2015A, GO, PSF-GTD, 4.00%, 2/15/2025 (b)	160	161
Series 2015, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	100	101
Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	325	328
Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2026	25	25
Series 2015, GO, PSF-GTD, 5.00%, 8/15/2026	1,000	1,010
Killeen Independent School District Series 2018, GO, PSF-GTD, 5.00%, 2/15/2025	130	131
La Porte Independent School District, Unlimited Tax Series 2015, GO, 5.00%, 2/15/2025	50	50
Lamar Consolidated Independent School District, Unlimited Tax Series 2018, GO, PSF-GTD, 5.00%, 2/15/2026	60	62
Lewisville Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2026	825	863
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Lone Star College System, Limited Tax
Series 2021 A, GO, 5.00%, 2/15/2025	50	50
Series B, GO, 5.00%, 2/15/2025	135	136
Lower Colorado River Authority, LCRA Transmission services Corp. Project Series 2023, Rev., AGM, 5.00%, 5/15/2028	20	22
Lower Colorado River Authority, LCRA Transmission Services Corp. Project
Rev., 5.00%, 5/15/2025	245	249
Series 2023A, Rev., AGM, 5.00%, 5/15/2026	890	927
Series 2019, Rev., 5.00%, 5/15/2027	245	260
Series 2021, Rev., 5.00%, 5/15/2027	75	80
Series 2022, Rev., 5.00%, 5/15/2027	85	90
Series 2023, Rev., AGM, 5.00%, 5/15/2027	20	21
Series 2023A, Rev., AGM, 5.00%, 5/15/2027	60	64
Series 2019, Rev., 5.00%, 5/15/2028	80	87
Series 2022, Rev., 5.00%, 5/15/2028	225	244
Lytle Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2028	255	266
Mansfield Independent School District Series 2015, GO, PSF-GTD, 4.00%, 2/15/2025 (b)	175	176
Metropolitan Transit Authority of Harris County Sales and Use Tax
Rev., 5.00%, 11/1/2024	175	175
Rev., 5.00%, 11/1/2024 (b)	400	401
Series 2015 B, Rev., 5.00%, 11/1/2024	50	50
Series 2017B, Rev., 5.00%, 11/1/2024	135	135
Series A, Rev., 5.00%, 11/1/2024	285	286
Rev., 5.00%, 11/1/2029	1,000	1,085
Metropolitan Transit Authority of Harris County, Sales and Use Tax Series 2014, Rev., 5.00%, 11/1/2024 (b)	355	356
Montgomery Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	100	101
New Hope Cultural Education Facilities Finance Corp., Children's Health System of Texas Project Series 2017A, Rev., 5.00%, 8/15/2029	1,750	1,846
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project Series 2020A, Rev., 2.25%, 1/1/2025	315	312
New Hope Cultural Education Facilities Finance Corp., MRC Crestview Project Series 2016, Rev., 5.00%, 11/15/2024 (b)	100	102
North Harris County Regional Water Authority, Senior Lien
Rev., 4.00%, 12/15/2024	130	130
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	73

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2016, Rev., 5.00%, 12/15/2027	75	78
Series 2016, Rev., 5.00%, 12/15/2028	505	527
Series 2016, Rev., 5.00%, 12/15/2029	190	198
North Texas Municipal Water District Water System Series 2019, Rev., 5.00%, 9/1/2024	140	140
North Texas Tollway Authority
Series 2015 B, Rev., 5.00%, 1/1/2026	75	76
Series 2016 A, Rev., 5.00%, 1/1/2028	30	31
North Texas Tollway Authority, First Tier
Series 2016A, Rev., 5.00%, 1/1/2025	185	186
Series A, Rev., 5.00%, 1/1/2025	530	532
Series A, Rev., 5.00%, 1/1/2028	200	206
Series 2015 B, Rev., 5.00%, 1/1/2029	25	25
North Texas Tollway Authority, Second Tier
Series 2021B, Rev., 5.00%, 1/1/2025	250	252
Series 2015A, Rev., 5.00%, 1/1/2026	50	50
Series 2020 C, Rev., 5.00%, 1/1/2026	75	77
Series B, Rev., 5.00%, 1/1/2027	295	302
Series B, Rev., 5.00%, 1/1/2029	20	20
Northwest Independent School District Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	55	56
Pecan Grove Municipal Utility District, Unlimited Tax GO, AGM, 3.00%, 9/1/2024	600	600
Permanent University Fund - Texas A&M University System
Series 2015A, Rev., 5.50%, 7/1/2026	95	97
Series 2017 A, Rev., 5.00%, 7/1/2027	80	85
Pharr San Juan Alamo Independent School District Series 2016, GO, PSF-GTD, 5.00%, 2/1/2025 (b)	895	902
Plano Independent School District Series 2016 A, GO, PSF-GTD, 5.00%, 2/15/2026	25	26
Plano Public Facility Corp., K Avenue Lofts Rev., 0.65%, 12/1/2024 (d)	9,500	9,509
Port Arthur Independent School District, Unlimited Tax Series A, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	30	30
San Antonio Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2026	110	111
San Antonio Water System, Junior Lien Series 2016 A, Rev., 5.00%, 5/15/2025	70	71
Southwest Higher Education Authority, Inc., Southern Methodist University Project Series 2017, Rev., 5.00%, 10/1/2024	100	100
Spring Independent School District, Unlimited Tax Series 2024 B, GO, 5.00%, 8/15/2029 (f)	500	552
State of Texas, Public Finance Authority
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2014A, GO, 4.00%, 10/1/2024 (b)	140	140
Series 2014A, GO, 5.00%, 10/1/2024 (b)	260	260
Series 2014A, GO, 5.00%, 10/1/2024	115	115
State of Texas, Transportation Commission Mobility Fund
Series 2015-A, GO, 5.00%, 10/1/2024	135	135
Series A, GO, 5.00%, 10/1/2024 (b)	690	691
Series 2016 A, GO, 5.00%, 4/1/2025	25	25
Series A, GO, 5.00%, 10/1/2026	165	165
Series A, GO, 5.00%, 10/1/2028	25	25
State of Texas, Veterans Series 2011A, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.85%, 9/12/2024 (d)	9,780	9,780
State of Texas, Veterans Housing Assistance Program Series 2008B, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.85%, 9/12/2024 (d)	4,675	4,675
State of Texas, Water Financial Assistance Series 2021 B, GO, 4.00%, 8/1/2029	410	413
State of Washington, Transportation Commission Series 2014, GO, 5.00%, 10/1/2025	535	536
Tarrant County College District Series 2020, GO, 5.00%, 8/15/2026	105	110
Tarrant Regional Water District Water Supply System Series 2015, Rev., 5.00%, 3/1/2028	25	25
Tarrant Regional, Water Control and Improvement District, Water System Rev., 5.00%, 3/1/2025	50	51
Texas Department of Transportation State Highway Fund, First Tier
Series 2015, Rev., 5.00%, 10/1/2024	375	376
Series 2008, Rev., 5.25%, 4/1/2025	35	36
Series 2015, Rev., 5.00%, 10/1/2026	55	58
Texas Home Collaborative, 1518 Apartments Series 2023, Rev., 5.00%, 10/1/2026 (d)	3,325	3,414
Texas Public Finance Authority Series 2019, Rev., 5.00%, 2/1/2026	30	31
Texas State Technical College Series 2022 A, Rev., AGM, 5.00%, 8/1/2028	385	417
Texas State University System Series 2017 A, Rev., 5.00%, 3/15/2026	100	104
Texas Tech University System Series 2017 A, Rev., 5.00%, 2/15/2026	110	114
Texas Water Development Board, State Revolving Fund Series 2020, Rev., 5.00%, 8/1/2026	90	94
Texas Water Development Board, State Water Implementation Fund
Series A, Rev., 5.00%, 10/15/2024	150	150
Series 2017 A, Rev., 5.00%, 4/15/2025	50	51
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2018 B, Rev., 5.00%, 4/15/2025	20	20
Series 2019 A, Rev., 5.00%, 4/15/2025	310	314
Travis County Water Control and Improvement District No. 17, Texas Steiner Ranch Defined Area Unlimited Tax
GO, 4.00%, 5/1/2025	300	302
GO, 4.00%, 5/1/2026	280	286
Trinity River Authority Central Regional Wastewater System
Series 2016, Rev., 5.00%, 8/1/2026	35	37
Series 2019, Rev., 5.00%, 8/1/2026	100	105
Trinity River Authority, Central Regional Wastewater System Series 2017, Rev., 5.00%, 8/1/2029	25	27
Trinity River Authority, Water Project Rev., 5.00%, 2/1/2026	225	232
University of Houston
Series 2017A, Rev., 5.00%, 2/15/2025	50	50
Series 2016 A, Rev., 4.00%, 2/15/2026	20	20
Series 2016A, Rev., 4.00%, 2/15/2027	25	25
Series 2017 C, Rev., 5.00%, 2/15/2028	40	41
University of North Texas System
Series 2018 A, Rev., 5.00%, 4/15/2025	350	355
Series 2017 A, Rev., 5.00%, 4/15/2028	125	132
Upper Trinity Regional Water District, Water Supply System Series 2020, Rev., 5.00%, 8/1/2025	1,000	1,019
Total Texas		101,507
Utah — 0.1%
Alpine School District, Utah School Bond Guaranty Program Series 2017, GO, 5.00%, 3/15/2026	25	26
Central Utah Water Conservancy District Series 2017 B, Rev., 5.00%, 10/1/2024	90	90
Provo City School District Municipal Building Authority Series 2022, Rev., 5.00%, 3/15/2027	195	206
University of Utah (The) Series 2017 A, Rev., 5.00%, 8/1/2026	75	78
Utah Housing Corp., Moda Shoreline Apartments Series 2022, Rev., VRDO, FHA, 4.00%, 9/1/2024 (d)	100	100
Utah Infrastructure Agency, Tax-Exempt Telecommunications Rev., 3.00%, 10/15/2025	125	124
Utah Transit Authority, Sales Tax Series 2015 A, Rev., 5.00%, 6/15/2025	400	407
Total Utah		1,031
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Vermont — 0.0% ^
University of Vermont and State Agricultural College Series 2019 B, Rev., 5.00%, 10/1/2024	100	100
Virginia — 4.1%
Alexandria Industrial Development Authority, Alexandria Residential Care Facilities Mortgage, Goodwin House, Inc. Series 2015, Rev., 5.00%, 10/1/2024 (b)	35	35
City of Charlottesville Series 2016, GO, 4.00%, 9/1/2024	25	25
City of Hampton
Series 2015A, GO, 5.00%, 9/1/2024	150	150
Series 2015B, GO, 5.00%, 9/1/2024	40	40
Series 2022A, GO, 5.00%, 9/1/2024	30	30
City of Norfolk
Series 2017 A, GO, 5.00%, 9/1/2024 (b)	105	105
Series 2017 A, GO, 5.00%, 9/1/2024	125	125
City of Portsmouth Series 2017A, GO, 5.00%, 7/15/2026	70	73
City of Richmond Series 2017 D, GO, 5.00%, 3/1/2027	30	32
County of Fairfax
Series 2015C, GO, 5.00%, 10/1/2024	30	30
Series 2017 A, GO, 5.00%, 10/1/2024	20	20
Fairfax County Economic Development Authority, County Facilities Project Series 2014A, Rev., 5.00%, 10/1/2024 (b)	410	410
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project Series 2018C, Rev., VRDO, 2.90%, 9/12/2024 (d)	26,100	26,100
Hampton Roads Sanitation District
Series 2024 A, Rev., 5.00%, 11/1/2025	1,500	1,542
Series 2016 A, Rev., 5.00%, 8/1/2026 (b)	50	52
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2021A, Rev., BAN, 5.00%, 7/1/2026 (b)	2,515	2,620
Lynchburg Economic Development Authority, Centra Health Obligated Group Series 2017 B, Rev., VRDO, LOC : Truist Bank, 2.50%, 9/3/2024 (d)	20,000	20,000
Prince William County Industrial Development Authority Series 2020 A, Rev., 5.00%, 10/1/2024	450	451
Virginia College Building Authority Educational Facilities, 21St Century College and Equipment Programs
Series 2014A, Rev., 5.00%, 9/1/2024 (b)	75	75
Series 2015 D, Rev., 5.00%, 2/1/2025	70	71
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	75

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — continued
Series 2015A, Rev., 5.00%, 2/1/2025 (b)	550	555
Series 2015A, Rev., 5.00%, 2/1/2025	25	25
Series 2017 E, Rev., 5.00%, 2/1/2025	40	40
Series 2019A, Rev., 5.00%, 2/1/2025	20	20
Series A, Rev., 5.00%, 2/1/2025	20	20
Series 2014B, Rev., 4.00%, 9/1/2025	20	20
Series 2020 A, Rev., 5.00%, 2/1/2026	260	269
Series 2020 A, Rev., 5.00%, 2/1/2027	30	32
Series 2017 A, Rev., 5.00%, 9/1/2027	50	54
Virginia College Building Authority, 21St Century College and Equipment Programs Series 2020 A, Rev., 5.00%, 2/1/2025	55	56
Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program
Series 2019 A, Rev., 5.00%, 9/1/2024	20	20
Series B, Rev., 5.00%, 9/1/2024	70	70
Virginia Commonwealth Transportation Board, Capital Projects Series 2016, Rev., 5.00%, 5/15/2025	20	20
Virginia Commonwealth Transportation Board, Federal Transportation
Rev., GAN, 5.00%, 9/15/2024	130	130
Rev., GAN, 5.00%, 9/15/2026	20	21
Rev., GAN, 5.00%, 9/15/2028	750	802
Virginia Public Building Authority
Series 2017A, Rev., 4.00%, 8/1/2027	830	864
Series 2020 B, Rev., 5.00%, 8/1/2027	25	27
Virginia Public School Authority Series XI, Rev., 5.00%, 4/15/2025	50	51
Virginia Resources Authority Series 2014C, Rev., AMT, 5.00%, 11/1/2024 (b)	25	25
Virginia Resources Authority Clean Water Revolving Fund
Series 2014B, Rev., 5.00%, 10/1/2024	500	501
Series 2015, Rev., 5.00%, 10/1/2024	355	355
Virginia Resources Authority, Virginia Pooled Financing Program
Series 2014 A, Rev., 5.00%, 11/1/2024 (b)	10	10
Series 2014 A, Rev., 5.00%, 11/1/2024	40	40
Series 2021 B, Rev., 5.00%, 11/1/2024	170	171
Wise County Industrial Development Authority, Electric and Power Co. Project Series 2009A, Rev., 0.75%, 9/2/2025 (d)	22,765	21,826
Total Virginia		78,010
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — 1.9%
Auburn School District No. 408 of King & Pierce Counties Series 2020, GO, 5.00%, 12/1/2025	25	26
Bellevue Convention Center Authority Series 1994, Rev., NATL - RE, Zero Coupon, 2/1/2025 (b)	8,850	8,735
Central Puget Sound Regional Transit Authority Series 2021 S 1, Rev., 5.00%, 11/1/2025	945	972
Central Puget Sound Regional Transit Authority, Sales and Use Tax Series 2015S-1, Rev., 5.00%, 11/1/2024	30	30
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax
Series 2016 S-1, Rev., 5.00%, 11/1/2024	80	80
Series 2021 S 1, Rev., 5.00%, 11/1/2024	90	90
City of Seattle Municipal Light and Power
Series 2014, Rev., 5.00%, 9/1/2024 (b)	300	300
Series 2017 C, Rev., 5.00%, 9/1/2024	145	145
Series 2016B, Rev., 5.00%, 4/1/2025	45	46
Series 2018 A, Rev., 5.00%, 1/1/2026	125	129
Series 2019 B, Rev., 5.00%, 2/1/2026	70	72
Energy Northwest, Project 1
Series 2024 B, Rev., 5.00%, 7/1/2026	2,420	2,526
Series 2017-A, Rev., 5.00%, 7/1/2027	250	267
Series 2020 A, Rev., 5.00%, 7/1/2027	60	64
Series 2024 B, Rev., 5.00%, 7/1/2027	1,000	1,066
Franklin County School District No. 1 Pasco, Unlimited Tax Series 2015, GO, 5.00%, 12/1/2025	3,600	3,620
FYI Properties Series 2019, Rev., 5.00%, 6/1/2027	45	48
Pierce County School District No. 10 Tacoma Series 2015, GO, 5.00%, 12/1/2025 (b)	1,025	1,057
Pierce County School District No. 3 Puyallup Series 2022 B, GO, 5.00%, 12/1/2025	35	36
Pierce County School District No. 320 Sumner Series 2016, GO, 5.00%, 12/1/2025	40	41
Port of Seattle, Intermediate Lien
Series B, Rev., 5.00%, 11/12/2024	215	215
Series 2016, Rev., 5.00%, 2/1/2025	55	55
Series 2016, Rev., 5.00%, 2/1/2026	55	57
Series 2022A, Rev., 5.00%, 8/1/2026	60	63
Series 2016, Rev., 5.00%, 2/1/2027	465	479
Series A, Rev., 5.00%, 5/1/2027	45	48
Series 2022A, Rev., 5.00%, 8/1/2027	250	267
Rev., 5.00%, 2/1/2028	140	144
Series 2022A, Rev., 5.00%, 8/1/2028	145	158
Series 2016, Rev., 5.00%, 2/1/2029	70	72
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
State of Washington Series R-2022E, Rev., 5.00%, 9/1/2024	75	75
State of Washington Motor Vehicle Fuel Tax
Series R-2015B, GO, 5.00%, 7/1/2026	140	140
Series R-2021A, GO, 5.00%, 6/1/2027	125	133
State of Washington, Various Purpose
Series 2016C, GO, 5.00%, 2/1/2025	20	20
Series 2015B, GO, 5.00%, 2/1/2026	250	252
Series R-2018C, GO, 5.00%, 8/1/2026	50	52
Series 2020C, GO, 5.00%, 2/1/2027	30	32
Series 2021 C, GO, 5.00%, 2/1/2027	30	32
Series 2024 C, GO, 5.00%, 2/1/2027	1,320	1,396
Series 2018 A, GO, 5.00%, 8/1/2027	40	43
Series 2020A, GO, 5.00%, 8/1/2027	85	91
Series R-2017A, GO, 5.00%, 8/1/2027	40	42
Series R-2018 D, GO, 5.00%, 8/1/2027	135	144
Series 2015B, GO, 5.00%, 2/1/2028	50	50
Washington Health Care Facilities Authority, Catholic Health Initiatives Series B-2, Rev., (SIFMA Municipal Swap Index Yield + 1.40%), 4.24%, 9/12/2024 (c)	10,350	10,354
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance Rev., 5.00%, 3/1/2026	185	187
Washington State Housing Finance Commission Series A, Rev., 7.00%, 7/1/2025 (b) (e)	800	823
Washington State Housing Finance Commission, Herons Key Senior Living Series A, Rev., 7.00%, 7/1/2025 (b) (e)	1,000	1,029
Total Washington		35,803
West Virginia — 0.4%
Berkeley County Board of Education GO, 5.00%, 5/1/2025	360	365
West Virginia Commissioner of Highways
Series 2017A, Rev., 5.00%, 9/1/2025	20	20
Series 2017A, Rev., 5.00%, 9/1/2027	120	128
Series 2017A, Rev., 5.00%, 9/1/2028	375	398
Series 2017A, Rev., 5.00%, 9/1/2029	30	32
West Virginia Economic Development Authority, Correctional Juvenile and Public Safety Facilities Series 2012A, Rev., 5.00%, 6/1/2025	625	626
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

West Virginia — continued
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project Series 2011A, Rev., AMT, 1.00%, 9/1/2025 (d)	5,650	5,461
West Virginia University Series 2014A, Rev., 5.00%, 10/1/2024 (b)	100	100
Total West Virginia		7,130
Wisconsin — 1.4%
City of Madison
Series 2017 A, GO, 4.00%, 10/1/2024	20	20
Series 2018 A, GO, 4.00%, 10/1/2024	80	80
City of Milwaukee, Promissory Notes Series N2, GO, 4.00%, 3/15/2025	100	100
County of Dane Series 2023A, GO, 5.00%, 6/1/2027	405	432
County of Kenosha Series 2018 A, GO, 4.00%, 9/1/2024	25	25
Milwaukee Metropolitan Sewerage District Series 2017 A, GO, 5.00%, 10/1/2024	25	25
Public Finance Authority, KU Campus Development Corp., Center District Development Project Series 2016, Rev., 5.00%, 3/1/2026	120	124
Public Finance Authority, Rose Villa Project Series 2014A, Rev., 5.75%, 11/15/2024 (b) (e)	1,535	1,542
State of Wisconsin
Series 2016-1, GO, 5.00%, 11/1/2024	35	35
Series 2016A, GO, 5.00%, 5/1/2025 (b)	155	157
Series 2017 A, GO, 5.00%, 5/1/2025	25	26
Series 2017 B, GO, 5.00%, 5/1/2025 (b)	85	86
Series 2016-2, GO, 5.00%, 11/1/2026	30	31
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Series 2018B-4, Rev., 5.00%, 1/29/2025 (d)	1,695	1,703
Wisconsin Health and Educational Facilities Authority, Ascension Health Credit Group Series 2016 A, Rev., 5.00%, 11/15/2027	515	534
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group
Series 2016A, Rev., 5.00%, 11/15/2024	100	100
Series 2019A, Rev., 5.00%, 11/15/2024	695	697
Series 2016A, Rev., 5.00%, 11/15/2026	350	364
Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Obligated Group Series 2021B, Rev., VRDO, LIQ : US Bank NA, 2.55%, 9/3/2024 (d)	20,000	20,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	77

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Health and Educational Facilities Authority, Hospital Sisters Services, Inc., Obligated Group Series 2014A, Rev., 5.00%, 11/15/2025	220	221
Wisconsin Health and Educational Facilities Authority, Marquette University Series 2019, Rev., 5.00%, 10/1/2024	160	160
Wisconsin Health and Educational Facilities Authority, Unity Point Health Series 2014A, Rev., 5.00%, 12/1/2025	145	145
Total Wisconsin		26,607
Total Municipal Bonds (Cost $1,601,437)		1,602,610
	SHARES (000)
Short-Term Investments — 19.2%
Investment Companies — 19.2%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.24% (g) (h) (Cost $368,491)	368,461	368,498
Total Investments — 102.6% (Cost $1,969,928)		1,971,108
Liabilities in Excess of Other Assets — (2.6)%		(50,474)
NET ASSETS — 100.0%		1,920,634

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
GAN	Grant Anticipation Notes
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
(d)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Municipal Bond Funds	August 31, 2024

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2024 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan California Tax Free Bond Fund	JPMorgan National Municipal Income Fund	JPMorgan New York Tax Free Bond Fund
ASSETS:
Investments in non-affiliates, at value	$273,395	$1,911,887	$333,879
Investments in affiliates, at value	34,225	133,808	31,950
Cash	—	—	— (a)
Deposits at broker for futures contracts	333	1,526	341
Receivables:
Investment securities sold — delayed delivery securities	10	10	5
Fund shares sold	188	7,891	128
Interest from non-affiliates	2,627	21,552	3,749
Dividends from affiliates	100	356	72
Variation margin on futures contracts	20	135	24
Total Assets	310,898	2,077,165	370,148
LIABILITIES:
Payables:
Due to custodian	— (a)	1	—
Investment securities purchased	1,088	5,713	—
Investment securities purchased — delayed delivery securities	4,496	12,557	565
Fund shares redeemed	5	1,010	236
Accrued liabilities:
Investment advisory fees	55	398	66
Administration fees	9	59	12
Distribution fees	27	84	30
Service fees	6	81	10
Custodian and accounting fees	7	103	7
Trustees’ and Chief Compliance Officer’s fees	— (a)	—	—
Other	33	102	37
Total Liabilities	5,726	20,108	963
Net Assets	$305,172	$2,057,057	$369,185

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	79

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2024 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan California Tax Free Bond Fund	JPMorgan National Municipal Income Fund	JPMorgan New York Tax Free Bond Fund
NET ASSETS:
Paid-in-Capital	$318,397	$2,228,818	$375,306
Total distributable earnings (loss)	(13,225)	(171,761)	(6,121)
Total Net Assets	$305,172	$2,057,057	$369,185
Net Assets:
Class A	$105,240	$384,564	$115,803
Class C	7,985	5,587	8,885
Class I	70,895	599,053	124,869
Class R6	121,052	1,067,853	119,628
Total	$305,172	$2,057,057	$369,185
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	10,176	37,531	17,920
Class C	779	561	1,375
Class I	7,030	59,753	19,218
Class R6	12,007	106,517	18,418
Net Asset Value (a):
Class A — Redemption price per share	$10.34	$10.25	$6.46
Class C — Offering price per share (b)	10.25	9.95	6.46
Class I — Offering and redemption price per share	10.08	10.03	6.50
Class R6 — Offering and redemption price per share	10.08	10.03	6.50
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.74	$10.65	$6.71
Cost of investments in non-affiliates	$269,091	$1,884,739	$328,472
Cost of investments in affiliates	34,224	133,803	31,949

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Municipal Bond Funds	August 31, 2024

	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
ASSETS:
Investments in non-affiliates, at value	$724,330	$605,958	$1,602,610
Investments in affiliates, at value	38,576	22,854	368,498
Cash	—	— (a)	16
Deposits at broker for futures contracts	—	608	—
Receivables:
Investment securities sold	—	5	—
Investment securities sold — delayed delivery securities	150	60	100
Fund shares sold	592	9,908	16,678
Interest from non-affiliates	8,271	5,997	14,809
Dividends from affiliates	95	77	826
Variation margin on futures contracts	—	43	—
Due from adviser	—	—	27
Total Assets	772,014	645,510	2,003,564
LIABILITIES:
Payables:
Due to custodian	— (a)	—	—
Investment securities purchased	—	1,632	44,704
Investment securities purchased — delayed delivery securities	9,013	1,107	36,046
Fund shares redeemed	527	123	1,235
Accrued liabilities:
Investment advisory fees	90	146	—
Administration fees	3	32	—
Distribution fees	19	56	39
Service fees	32	14	345
Custodian and accounting fees	20	26	—
Trustees’ and Chief Compliance Officer’s fees	—	— (a)	— (a)
Other	65	33	561
Total Liabilities	9,769	3,169	82,930
Net Assets	$762,245	$642,341	$1,920,634

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	81

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2024 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
NET ASSETS:
Paid-in-Capital	$822,147	$695,800	$1,959,597
Total distributable earnings (loss)	(59,902)	(53,459)	(38,963)
Total Net Assets	$762,245	$642,341	$1,920,634
Net Assets:
Class A	$83,935	$244,184	$192,084
Class C	1,770	7,173	—
Class I	343,803	234,439	1,728,550
Class R6	332,737	156,545	—
Total	$762,245	$642,341	$1,920,634
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	8,255	22,362	19,175
Class C	172	663	—
Class I	33,604	21,576	172,742
Class R6	32,535	14,410	—
Net Asset Value (a):
Class A — Redemption price per share	$10.17	$10.92	$10.02
Class C — Offering price per share (b)	10.27	10.82	—
Class I — Offering and redemption price per share	10.23	10.87	10.01
Class R6 — Offering and redemption price per share	10.23	10.86	—
Class A maximum sales charge	2.25%	3.75%	— %
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.40	$11.35	$—
Cost of investments in non-affiliates	$720,200	$593,126	$1,601,437
Cost of investments in affiliates	38,575	22,851	368,491

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Municipal Bond Funds	August 31, 2024

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2024 (Unaudited)
(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund	JPMorgan National Municipal Income Fund	JPMorgan New York Tax Free Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$4,947	$40,642	$6,319
Interest income from affiliates	—	1	—
Dividend income from affiliates	325	1,762	342
Total investment income	5,272	42,405	6,661
EXPENSES:
Investment advisory fees	458	3,177	545
Administration fees	115	794	136
Distribution fees:
Class A	134	473	148
Class C	32	24	37
Service fees:
Class A	134	473	148
Class C	11	8	12
Class I	84	720	144
Custodian and accounting fees	30	139	28
Interest expense to affiliates	— (a)	4	— (a)
Professional fees	29	34	31
Trustees’ and Chief Compliance Officer’s fees	13	16	13
Printing and mailing costs	14	58	16
Registration and filing fees	28	82	28
Transfer agency fees (See Note 2.H.)	3	16	6
Other	4	18	5
Total expenses	1,089	6,036	1,297
Less fees waived	(363)	(1,928)	(427)
Less expense reimbursements	(30)	—	(36)
Net expenses	696	4,108	834
Net investment income (loss)	4,576	38,297	5,827
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(57)	(8,136)	(574)
Investments in affiliates	(1)	8	(1)
Futures contracts	231	1,052	290
Net realized gain (loss)	173	(7,076)	(285)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(310)	8,795	(152)
Investments in affiliates	1	2	— (a)
Futures contracts	74	342	87
Change in net unrealized appreciation/depreciation	(235)	9,139	(65)
Net realized/unrealized gains (losses)	(62)	2,063	(350)
Change in net assets resulting from operations	$4,514	$40,360	$5,477

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	83

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2024 (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$11,496	$13,330	$26,862
Interest income from affiliates	— (a)	—	1
Dividend income from affiliates	818	755	2,664
Total investment income	12,314	14,085	29,527
EXPENSES:
Investment advisory fees	973	1,018	1,334
Administration fees	292	254	667
Distribution fees:
Class A	105	308	208
Class C	7	28	—
Service fees:
Class A	105	308	208
Class C	2	9	—
Class I	426	283	2,015
Custodian and accounting fees	65	56	90
Interest expense to affiliates	2	— (a)	9
Professional fees	32	34	34
Trustees’ and Chief Compliance Officer’s fees	13	14	16
Printing and mailing costs	23	22	13
Registration and filing fees	46	59	18
Transfer agency fees (See Note 2.H.)	5	8	8
Other	7	6	20
Total expenses	2,103	2,407	4,640
Less fees waived	(1,050)	(662)	(2,315)
Net expenses	1,053	1,745	2,325
Net investment income (loss)	11,261	12,340	27,202
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(5,850)	(3,711)	(829)
Investments in affiliates	(4)	4	4
Futures contracts	(292)	531	—
Net realized gain (loss)	(6,146)	(3,176)	(825)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	9,733	3,564	8,240
Investments in affiliates	1	(1)	2
Futures contracts	(115)	154	—
Change in net unrealized appreciation/depreciation	9,619	3,717	8,242
Net realized/unrealized gains (losses)	3,473	541	7,417
Change in net assets resulting from operations	$14,734	$12,881	$34,619

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Municipal Bond Funds	August 31, 2024

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund		JPMorgan National Municipal Income Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,576	$7,578	$38,297	$107,631
Net realized gain (loss)	173	(2,925)	(7,076)	(127,619)
Change in net unrealized appreciation/depreciation	(235)	8,541	9,139	131,677
Change in net assets resulting from operations	4,514	13,194	40,360	111,689
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,532)	(2,576)	(6,333)	(11,220)
Class C	(101)	(263)	(90)	(217)
Class I	(1,035)	(1,397)	(10,556)	(21,153)
Class R6	(1,925)	(3,344)	(21,602)	(75,367)
Total distributions to shareholders	(4,593)	(7,580)	(38,581)	(107,957)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,410)	20,951	(192,526)	(1,312,157)
NET ASSETS:
Change in net assets	(1,489)	26,565	(190,747)	(1,308,425)
Beginning of period	306,661	280,096	2,247,804	3,556,229
End of period	$305,172	$306,661	$2,057,057	$2,247,804
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	85

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan New York Tax Free Bond Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$5,827	$10,182	$11,261	$23,295
Net realized gain (loss)	(285)	(3,654)	(6,146)	(36,158)
Change in net unrealized appreciation/depreciation	(65)	9,531	9,619	44,988
Change in net assets resulting from operations	5,477	16,059	14,734	32,125
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,848)	(3,275)	(1,053)	(1,850)
Class C	(128)	(331)	(19)	(36)
Class I	(1,879)	(2,743)	(5,008)	(10,364)
Class R6	(1,996)	(3,816)	(5,247)	(11,262)
Total distributions to shareholders	(5,851)	(10,165)	(11,327)	(23,512)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(4,143)	6,358	(56,560)	(271,963)
NET ASSETS:
Change in net assets	(4,517)	12,252	(53,153)	(263,350)
Beginning of period	373,702	361,450	815,398	1,078,748
End of period	$369,185	$373,702	$762,245	$815,398
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Municipal Bond Funds	August 31, 2024

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$12,340	$26,166	$27,202	$52,135
Net realized gain (loss)	(3,176)	(27,871)	(825)	(23,184)
Change in net unrealized appreciation/depreciation	3,717	44,357	8,242	38,409
Change in net assets resulting from operations	12,881	42,652	34,619	67,360
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(4,417)	(8,561)	(2,432)	(3,781)
Class C	(111)	(251)	—	—
Class I	(4,312)	(7,316)	(24,822)	(48,324)
Class R6	(3,526)	(10,016)	—	—
Total distributions to shareholders	(12,366)	(26,144)	(27,254)	(52,105)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(191,192)	268,103	172,767	(611,514)
NET ASSETS:
Change in net assets	(190,677)	284,611	180,132	(596,259)
Beginning of period	833,018	548,407	1,740,502	2,336,761
End of period	$642,341	$833,018	$1,920,634	$1,740,502
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	87

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund		JPMorgan National Municipal Income Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$10,813	$24,877	$41,999	$108,309
Distributions reinvested	1,504	2,527	6,284	11,128
Cost of shares redeemed	(14,947)	(25,536)	(42,197)	(95,322)
Change in net assets resulting from Class A capital transactions	(2,630)	1,868	6,086	24,115
Class C
Proceeds from shares issued	181	1,430	186	2,261
Distributions reinvested	101	263	89	216
Cost of shares redeemed	(1,778)	(9,292)	(1,594)	(5,918)
Change in net assets resulting from Class C capital transactions	(1,496)	(7,599)	(1,319)	(3,441)
Class I
Proceeds from shares issued	11,529	34,757	73,984	341,702
Distributions reinvested	1,030	1,389	10,417	20,728
Cost of shares redeemed	(6,927)	(19,848)	(69,820)	(463,553)
Change in net assets resulting from Class I capital transactions	5,632	16,298	14,581	(101,123)
Class R6
Proceeds from shares issued	9,162	51,051	29,081	329,218
Distributions reinvested	1,918	3,333	21,506	75,089
Cost of shares redeemed	(13,996)	(44,000)	(262,461)	(1,636,015)
Change in net assets resulting from Class R6 capital transactions	(2,916)	10,384	(211,874)	(1,231,708)
Total change in net assets resulting from capital transactions	$(1,410)	$20,951	$(192,526)	$(1,312,157)
SHARE TRANSACTIONS:
Class A
Issued	1,051	2,446	4,117	10,704
Reinvested	147	248	619	1,103
Redeemed	(1,454)	(2,520)	(4,143)	(9,441)
Change in Class A Shares	(256)	174	593	2,366
Class C
Issued	18	142	19	232
Reinvested	10	26	9	22
Redeemed	(175)	(934)	(161)	(607)
Change in Class C Shares	(147)	(766)	(133)	(353)
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Municipal Bond Funds	August 31, 2024

	JPMorgan California Tax Free Bond Fund		JPMorgan National Municipal Income Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
SHARE TRANSACTIONS: (continued)
Class I
Issued	1,150	3,521	7,398	34,782
Reinvested	103	140	1,048	2,098
Redeemed	(694)	(2,006)	(7,002)	(46,963)
Change in Class I Shares	559	1,655	1,444	(10,083)
Class R6
Issued	913	5,148	2,913	33,251
Reinvested	192	336	2,165	7,609
Redeemed	(1,395)	(4,429)	(26,397)	(166,569)
Change in Class R6 Shares	(290)	1,055	(21,319)	(125,709)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	89

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan New York Tax Free Bond Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$5,219	$20,648	$11,274	$23,961
Distributions reinvested	1,813	3,213	1,046	1,835
Cost of shares redeemed	(14,413)	(25,788)	(14,790)	(36,233)
Change in net assets resulting from Class A capital transactions	(7,381)	(1,927)	(2,470)	(10,437)
Class C
Proceeds from shares issued	396	1,183	100	390
Distributions reinvested	126	329	19	36
Cost of shares redeemed	(2,509)	(10,073)	(377)	(1,015)
Change in net assets resulting from Class C capital transactions	(1,987)	(8,561)	(258)	(589)
Class I
Proceeds from shares issued	16,203	44,947	58,271	152,299
Distributions reinvested	1,862	2,712	4,985	10,320
Cost of shares redeemed	(5,733)	(26,591)	(78,175)	(280,868)
Change in net assets resulting from Class I capital transactions	12,332	21,068	(14,919)	(118,249)
Class R6
Proceeds from shares issued	9,558	49,752	7,754	92,372
Distributions reinvested	1,992	3,813	5,166	11,093
Cost of shares redeemed	(18,657)	(57,787)	(51,833)	(246,153)
Change in net assets resulting from Class R6 capital transactions	(7,107)	(4,222)	(38,913)	(142,688)
Total change in net assets resulting from capital transactions	$(4,143)	$6,358	$(56,560)	$(271,963)
SHARE TRANSACTIONS:
Class A
Issued	810	3,266	1,118	2,380
Reinvested	282	504	104	183
Redeemed	(2,243)	(4,062)	(1,466)	(3,608)
Change in Class A Shares	(1,151)	(292)	(244)	(1,045)
Class C
Issued	61	186	9	39
Reinvested	20	52	2	3
Redeemed	(389)	(1,597)	(37)	(100)
Change in Class C Shares	(308)	(1,359)	(26)	(58)
Class I
Issued	2,494	7,021	5,727	15,057
Reinvested	289	423	493	1,022
Redeemed	(887)	(4,162)	(7,707)	(27,822)
Change in Class I Shares	1,896	3,282	(1,487)	(11,743)
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Municipal Bond Funds	August 31, 2024

	JPMorgan New York Tax Free Bond Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
SHARE TRANSACTIONS: (continued)
Class R6
Issued	1,475	7,776	764	9,158
Reinvested	309	595	510	1,099
Redeemed	(2,891)	(9,016)	(5,112)	(24,336)
Change in Class R6 Shares	(1,107)	(645)	(3,838)	(14,079)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	91

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$24,509	$68,968	$88,424	$179,221
Distributions reinvested	4,348	8,431	2,395	3,781
Cost of shares redeemed	(33,906)	(87,448)	(66,085)	(281,106)
Change in net assets resulting from Class A capital transactions	(5,049)	(10,049)	24,734	(98,104)
Class C
Proceeds from shares issued	869	3,912	—	—
Distributions reinvested	111	250	—	—
Cost of shares redeemed	(1,569)	(5,080)	—	—
Change in net assets resulting from Class C capital transactions	(589)	(918)	—	—
Class I
Proceeds from shares issued	39,997	181,059	524,946	512,407
Distributions reinvested	4,164	6,761	24,746	48,222
Cost of shares redeemed	(35,597)	(92,664)	(401,659)	(1,074,039)
Change in net assets resulting from Class I capital transactions	8,564	95,156	148,033	(513,410)
Class R6
Proceeds from shares issued	12,778	220,139	—	—
Distributions reinvested	3,523	10,015	—	—
Cost of shares redeemed	(210,419)	(46,240)	—	—
Change in net assets resulting from Class R6 capital transactions	(194,118)	183,914	—	—
Total change in net assets resulting from capital transactions	$(191,192)	$268,103	$172,767	$(611,514)
SHARE TRANSACTIONS:
Class A
Issued	2,259	6,431	8,843	18,021
Reinvested	402	790	240	380
Redeemed	(3,126)	(8,186)	(6,618)	(28,274)
Change in Class A Shares	(465)	(965)	2,465	(9,873)
Class C
Issued	81	372	—	—
Reinvested	10	23	—	—
Redeemed	(146)	(483)	—	—
Change in Class C Shares	(55)	(88)	—	—
Class I
Issued	3,701	16,930	52,573	51,520
Reinvested	387	637	2,482	4,858
Redeemed	(3,296)	(8,824)	(40,239)	(108,073)
Change in Class I Shares	792	8,743	14,816	(51,695)
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Municipal Bond Funds	August 31, 2024

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
SHARE TRANSACTIONS: (continued)
Class R6
Issued	1,181	20,996	—	—
Reinvested	328	946	—	—
Redeemed	(19,473)	(4,338)	—	—
Change in Class R6 Shares	(17,964)	17,604	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	93

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan California Tax Free Bond Fund
Class A
Six Months Ended August 31, 2024 (Unaudited)	$10.34	$0.15	$— (f)	$0.15	$(0.15)	$10.34
Year Ended February 29, 2024	10.15	0.26	0.18	0.44	(0.25)	10.34
Year Ended February 28, 2023	10.68	0.20	(0.53)	(0.33)	(0.20)	10.15
Year Ended February 28, 2022	11.06	0.16	(0.38)	(0.22)	(0.16)	10.68
Year Ended February 28, 2021	11.25	0.17	(0.19)	(0.02)	(0.17)	11.06
Year Ended February 29, 2020	10.71	0.23	0.54	0.77	(0.23)	11.25
Class C
Six Months Ended August 31, 2024 (Unaudited)	10.25	0.12	— (f)	0.12	(0.12)	10.25
Year Ended February 29, 2024	10.06	0.20	0.19	0.39	(0.20)	10.25
Year Ended February 28, 2023	10.59	0.15	(0.53)	(0.38)	(0.15)	10.06
Year Ended February 28, 2022	10.96	0.10	(0.37)	(0.27)	(0.10)	10.59
Year Ended February 28, 2021	11.15	0.12	(0.20)	(0.08)	(0.11)	10.96
Year Ended February 29, 2020	10.62	0.18	0.53	0.71	(0.18)	11.15
Class I
Six Months Ended August 31, 2024 (Unaudited)	10.09	0.15	(0.01)	0.14	(0.15)	10.08
Year Ended February 29, 2024	9.90	0.26	0.19	0.45	(0.26)	10.09
Year Ended February 28, 2023	10.43	0.21	(0.53)	(0.32)	(0.21)	9.90
Year Ended February 28, 2022	10.80	0.17	(0.37)	(0.20)	(0.17)	10.43
Year Ended February 28, 2021	10.99	0.18	(0.19)	(0.01)	(0.18)	10.80
Year Ended February 29, 2020	10.47	0.24	0.52	0.76	(0.24)	10.99
Class R6
Six Months Ended August 31, 2024 (Unaudited)	10.09	0.16	(0.01)	0.15	(0.16)	10.08
Year Ended February 29, 2024	9.90	0.27	0.19	0.46	(0.27)	10.09
Year Ended February 28, 2023	10.43	0.22	(0.53)	(0.31)	(0.22)	9.90
Year Ended February 28, 2022	10.80	0.18	(0.37)	(0.19)	(0.18)	10.43
Year Ended February 28, 2021	10.99	0.19	(0.19)	— (f)	(0.19)	10.80
Year Ended February 29, 2020	10.47	0.25	0.52	0.77	(0.25)	10.99

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Municipal Bond Funds	August 31, 2024

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

1.46%	$105,240	0.54%	2.91%	0.96%	22%
4.45	107,875	0.55	2.53	0.97	36
(3.04)	104,073	0.58	2.00	0.96	25
(2.05)	136,939	0.60	1.43	0.94	11
(0.19)	154,108	0.59	1.54	0.93	6
7.29	126,253	0.60	2.13	0.96	8

1.21	7,985	1.04	2.41	1.46	22
3.95	9,492	1.05	2.00	1.48	36
(3.56)	17,015	1.08	1.49	1.46	25
(2.47)	24,442	1.10	0.93	1.43	11
(0.70)	33,234	1.09	1.07	1.43	6
6.72	52,168	1.10	1.66	1.47	8

1.45	70,895	0.44	3.01	0.70	22
4.67	65,275	0.45	2.65	0.72	36
(3.01)	47,695	0.49	2.06	0.70	25
(1.90)	80,566	0.50	1.53	0.68	11
(0.09)	100,163	0.49	1.62	0.68	6
7.37	60,122	0.50	2.26	0.71	8

1.50	121,052	0.34	3.11	0.45	22
4.77	124,019	0.35	2.74	0.47	36
(2.92)	111,313	0.38	2.19	0.45	25
(1.80)	144,407	0.40	1.63	0.43	11
0.01	137,357	0.39	1.74	0.43	6
7.48	127,070	0.40	2.35	0.46	8
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	95

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan National Municipal Income Fund
Class A
Six Months Ended August 31, 2024 (Unaudited)	$10.23	$0.17	$0.02	$0.19	$(0.17)	$—	$(0.17)
Year Ended February 29, 2024	10.13	0.31	0.11	0.42	(0.32)	—	(0.32)
Year Ended February 28, 2023	10.91	0.27	(0.78)	(0.51)	(0.26)	(0.01)	(0.27)
Year Ended February 28, 2022	11.37	0.23	(0.37)	(0.14)	(0.23)	(0.09)	(0.32)
Year Ended February 28, 2021	11.52	0.22	(0.16)	0.06	(0.21)	—	(0.21)
Year Ended February 29, 2020	10.91	0.24	0.61	0.85	(0.24)	—	(0.24)
Class C
Six Months Ended August 31, 2024 (Unaudited)	9.94	0.14	0.01	0.15	(0.14)	—	(0.14)
Year Ended February 29, 2024	9.86	0.25	0.09	0.34	(0.26)	—	(0.26)
Year Ended February 28, 2023	10.62	0.20	(0.75)	(0.55)	(0.20)	(0.01)	(0.21)
Year Ended February 28, 2022	11.07	0.17	(0.36)	(0.19)	(0.17)	(0.09)	(0.26)
Year Ended February 28, 2021	11.23	0.15	(0.16)	(0.01)	(0.15)	—	(0.15)
Year Ended February 29, 2020	10.63	0.18	0.60	0.78	(0.18)	—	(0.18)
Class I
Six Months Ended August 31, 2024 (Unaudited)	10.01	0.18	0.02	0.20	(0.18)	—	(0.18)
Year Ended February 29, 2024	9.93	0.33	0.09	0.42	(0.34)	—	(0.34)
Year Ended February 28, 2023	10.69	0.29	(0.75)	(0.46)	(0.29)	(0.01)	(0.30)
Year Ended February 28, 2022	11.15	0.26	(0.37)	(0.11)	(0.26)	(0.09)	(0.35)
Year Ended February 28, 2021	11.31	0.24	(0.16)	0.08	(0.24)	—	(0.24)
Year Ended February 29, 2020	10.71	0.27	0.60	0.87	(0.27)	—	(0.27)
Class R6
Six Months Ended August 31, 2024 (Unaudited)	10.01	0.19	0.02	0.21	(0.19)	—	(0.19)
Year Ended February 29, 2024	9.93	0.34	0.09	0.43	(0.35)	—	(0.35)
Year Ended February 28, 2023	10.69	0.29	(0.74)	(0.45)	(0.30)	(0.01)	(0.31)
Year Ended February 28, 2022	11.15	0.27	(0.37)	(0.10)	(0.27)	(0.09)	(0.36)
Year Ended February 28, 2021	11.31	0.25	(0.16)	0.09	(0.25)	—	(0.25)
Year Ended February 29, 2020	10.71	0.28	0.60	0.88	(0.28)	—	(0.28)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Municipal Bond Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$10.25	1.90%	$384,564	0.65%	3.36%	0.91%	16%
10.23	4.19	377,730	0.65	3.09	0.91	24
10.13	(4.66)	350,327	0.65	2.60	0.91	36
10.91	(1.29)	341,321	0.65	2.06	0.90	12
11.37	0.57	308,709	0.64	1.93	0.90	34
11.52	7.86	250,087	0.65	2.17	0.90	20

9.95	1.57	5,587	1.20	2.81	1.42	16
9.94	3.52	6,898	1.20	2.53	1.42	24
9.86	(5.12)	10,327	1.20	2.03	1.41	36
10.62	(1.77)	14,423	1.20	1.51	1.40	12
11.07	(0.07)	19,061	1.19	1.38	1.40	34
11.23	7.38	29,173	1.20	1.63	1.40	20

10.03	2.07	599,053	0.40	3.61	0.66	16
10.01	4.34	583,636	0.40	3.34	0.66	24
9.93	(4.32)	678,857	0.40	2.84	0.66	36
10.69	(1.06)	655,190	0.40	2.31	0.65	12
11.15	0.75	622,009	0.39	2.17	0.65	34
11.31	8.19	660,041	0.40	2.42	0.64	20

10.03	2.12	1,067,853	0.30	3.71	0.41	16
10.01	4.44	1,279,540	0.30	3.42	0.40	24
9.93	(4.23)	2,516,718	0.30	2.92	0.41	36
10.69	(0.96)	3,503,954	0.30	2.41	0.40	12
11.15	0.85	3,681,554	0.29	2.27	0.40	34
11.31	8.30	4,329,545	0.30	2.52	0.39	20
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	97

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan New York Tax Free Bond Fund
Class A
Six Months Ended August 31, 2024 (Unaudited)	$6.47	$0.10	$(0.01)	$0.09	$(0.10)	$6.46
Year Ended February 29, 2024	6.37	0.17	0.10	0.27	(0.17)	6.47
Year Ended February 28, 2023	6.71	0.13	(0.34)	(0.21)	(0.13)	6.37
Year Ended February 28, 2022	6.93	0.11	(0.21)	(0.10)	(0.12)	6.71
Year Ended February 28, 2021	7.06	0.12	(0.13)	(0.01)	(0.12)	6.93
Year Ended February 29, 2020	6.71	0.14	0.35	0.49	(0.14)	7.06
Class C
Six Months Ended August 31, 2024 (Unaudited)	6.47	0.08	— (f)	0.08	(0.09)	6.46
Year Ended February 29, 2024	6.37	0.14	0.10	0.24	(0.14)	6.47
Year Ended February 28, 2023	6.71	0.10	(0.34)	(0.24)	(0.10)	6.37
Year Ended February 28, 2022	6.93	0.08	(0.22)	(0.14)	(0.08)	6.71
Year Ended February 28, 2021	7.05	0.09	(0.13)	(0.04)	(0.08)	6.93
Year Ended February 29, 2020	6.71	0.10	0.34	0.44	(0.10)	7.05
Class I
Six Months Ended August 31, 2024 (Unaudited)	6.50	0.10	0.01	0.11	(0.11)	6.50
Year Ended February 29, 2024	6.40	0.18	0.10	0.28	(0.18)	6.50
Year Ended February 28, 2023	6.75	0.15	(0.35)	(0.20)	(0.15)	6.40
Year Ended February 28, 2022	6.96	0.13	(0.21)	(0.08)	(0.13)	6.75
Year Ended February 28, 2021	7.09	0.14	(0.13)	0.01	(0.14)	6.96
Year Ended February 29, 2020	6.75	0.15	0.34	0.49	(0.15)	7.09
Class R6
Six Months Ended August 31, 2024 (Unaudited)	6.50	0.11	— (f)	0.11	(0.11)	6.50
Year Ended February 29, 2024	6.40	0.18	0.10	0.28	(0.18)	6.50
Year Ended February 28, 2023	6.74	0.16	(0.35)	(0.19)	(0.15)	6.40
Year Ended February 28, 2022	6.96	0.14	(0.22)	(0.08)	(0.14)	6.74
Year Ended February 28, 2021	7.09	0.15	(0.14)	0.01	(0.14)	6.96
Year Ended February 29, 2020	6.75	0.16	0.34	0.50	(0.16)	7.09

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Municipal Bond Funds	August 31, 2024

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

1.44%	$115,803	0.54%	3.13%	0.95%	28%
4.34	123,310	0.55	2.68	0.96	37
(3.04)	123,246	0.68	2.10	0.95	30
(1.55)	143,940	0.75	1.60	0.94	10
(0.13)	166,435	0.74	1.77	0.93	5
7.31	164,358	0.75	1.96	0.95	13

1.18	8,885	1.04	2.63	1.45	28
3.80	10,882	1.05	2.15	1.46	37
(3.53)	19,364	1.19	1.59	1.45	30
(2.05)	24,776	1.25	1.10	1.44	10
(0.51)	31,173	1.24	1.26	1.43	5
6.62	57,781	1.25	1.49	1.45	13

1.64	124,869	0.44	3.23	0.69	28
4.42	112,611	0.45	2.79	0.70	37
(2.97)	89,832	0.48	2.33	0.70	30
(1.16)	76,802	0.50	1.85	0.69	10
0.12	87,928	0.49	2.02	0.68	5
7.38	105,497	0.50	2.22	0.70	13

1.69	119,628	0.34	3.33	0.44	28
4.52	126,899	0.35	2.88	0.45	37
(2.73)	129,008	0.38	2.41	0.44	30
(1.20)	127,964	0.40	1.95	0.43	10
0.22	122,625	0.39	2.11	0.43	5
7.49	119,722	0.40	2.32	0.44	13
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	99

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Short-Intermediate Municipal Bond Fund
Class A
Six Months Ended August 31, 2024 (Unaudited)	$10.12	$0.13	$0.05	$0.18	$(0.13)	$10.17
Year Ended February 29, 2024	10.02	0.20	0.11	0.31	(0.21)	10.12
Year Ended February 28, 2023	10.46	0.14	(0.44)	(0.30)	(0.14)	10.02
Year Ended February 28, 2022	10.78	0.11	(0.32)	(0.21)	(0.11)	10.46
Year Ended February 28, 2021	10.86	0.13	(0.08)	0.05	(0.13)	10.78
Year Ended February 29, 2020	10.49	0.16	0.37	0.53	(0.16)	10.86
Class C
Six Months Ended August 31, 2024 (Unaudited)	10.22	0.10	0.05	0.15	(0.10)	10.27
Year Ended February 29, 2024	10.12	0.15	0.10	0.25	(0.15)	10.22
Year Ended February 28, 2023	10.56	0.09	(0.44)	(0.35)	(0.09)	10.12
Year Ended February 28, 2022	10.88	0.06	(0.32)	(0.26)	(0.06)	10.56
Year Ended February 28, 2021	10.96	0.08	(0.09)	(0.01)	(0.07)	10.88
Year Ended February 29, 2020	10.59	0.11	0.37	0.48	(0.11)	10.96
Class I
Six Months Ended August 31, 2024 (Unaudited)	10.18	0.15	0.05	0.20	(0.15)	10.23
Year Ended February 29, 2024	10.08	0.24	0.11	0.35	(0.25)	10.18
Year Ended February 28, 2023	10.52	0.18	(0.43)	(0.25)	(0.19)	10.08
Year Ended February 28, 2022	10.84	0.16	(0.32)	(0.16)	(0.16)	10.52
Year Ended February 28, 2021	10.92	0.18	(0.09)	0.09	(0.17)	10.84
Year Ended February 29, 2020	10.55	0.21	0.37	0.58	(0.21)	10.92
Class R6
Six Months Ended August 31, 2024 (Unaudited)	10.18	0.15	0.05	0.20	(0.15)	10.23
Year Ended February 29, 2024	10.08	0.25	0.11	0.36	(0.26)	10.18
Year Ended February 28, 2023	10.52	0.19	(0.44)	(0.25)	(0.19)	10.08
Year Ended February 28, 2022	10.83	0.16	(0.31)	(0.15)	(0.16)	10.52
Year Ended February 28, 2021	10.91	0.19	(0.09)	0.10	(0.18)	10.83
Year Ended February 29, 2020	10.54	0.21	0.38	0.59	(0.22)	10.91

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Municipal Bond Funds	August 31, 2024

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

1.78%	$83,935	0.69%	2.47%	0.88%	33%
3.08	86,007	0.70	1.98	0.87	44
(2.86)	95,647	0.70	1.36	0.87	8
(1.96)	93,976	0.70	1.02	0.85	21
0.43	80,956	0.69	1.20	0.86	21
5.12	53,408	0.70	1.48	0.86	24

1.50	1,770	1.19	1.97	1.40	33
2.52	2,020	1.20	1.47	1.39	44
(3.34)	2,590	1.20	0.85	1.37	8
(2.45)	3,473	1.20	0.52	1.36	21
(0.09)	4,626	1.19	0.72	1.36	21
4.52	4,303	1.20	0.99	1.36	24

1.99	343,803	0.24	2.92	0.62	33
3.53	357,230	0.25	2.42	0.62	44
(2.41)	472,108	0.25	1.79	0.61	8
(1.51)	823,600	0.25	1.47	0.60	21
0.87	829,847	0.24	1.66	0.60	21
5.56	641,836	0.24	1.94	0.61	24

2.02	332,737	0.19	2.97	0.37	33
3.58	370,141	0.20	2.46	0.37	44
(2.36)	508,403	0.20	1.85	0.37	8
(1.37)	632,795	0.20	1.52	0.35	21
0.92	688,820	0.19	1.72	0.35	21
5.61	961,820	0.19	1.99	0.36	24
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	101

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Tax Free Bond Fund
Class A
Six Months Ended August 31, 2024 (Unaudited)	$10.90	$0.19	$0.03	$0.22	$(0.20)	$10.92
Year Ended February 29, 2024	10.70	0.38	0.19	0.57	(0.37)	10.90
Year Ended February 28, 2023	12.15	0.33	(1.45)	(1.12)	(0.33)	10.70
Year Ended February 28, 2022	12.46	0.27	(0.31)	(0.04)	(0.27)	12.15
Year Ended February 28, 2021	12.66	0.28	(0.20)	0.08	(0.28)	12.46
Year Ended February 29, 2020	11.77	0.32	0.89	1.21	(0.32)	12.66
Class C
Six Months Ended August 31, 2024 (Unaudited)	10.80	0.16	0.02	0.18	(0.16)	10.82
Year Ended February 29, 2024	10.60	0.31	0.20	0.51	(0.31)	10.80
Year Ended February 28, 2023	12.04	0.26	(1.44)	(1.18)	(0.26)	10.60
Year Ended February 28, 2022	12.35	0.19	(0.31)	(0.12)	(0.19)	12.04
Year Ended February 28, 2021	12.55	0.21	(0.21)	— (f)	(0.20)	12.35
Year Ended February 29, 2020	11.67	0.25	0.87	1.12	(0.24)	12.55
Class I
Six Months Ended August 31, 2024 (Unaudited)	10.85	0.20	0.03	0.23	(0.21)	10.87
Year Ended February 29, 2024	10.65	0.40	0.19	0.59	(0.39)	10.85
Year Ended February 28, 2023	12.09	0.35	(1.44)	(1.09)	(0.35)	10.65
Year Ended February 28, 2022	12.41	0.29	(0.32)	(0.03)	(0.29)	12.09
Year Ended February 28, 2021	12.61	0.31	(0.21)	0.10	(0.30)	12.41
Year Ended February 29, 2020	11.72	0.34	0.89	1.23	(0.34)	12.61
Class R6
Six Months Ended August 31, 2024 (Unaudited)	10.84	0.20	0.03	0.23	(0.21)	10.86
Year Ended February 29, 2024	10.64	0.40	0.20	0.60	(0.40)	10.84
Year Ended February 28, 2023	12.09	0.36	(1.45)	(1.09)	(0.36)	10.64
Year Ended February 28, 2022	12.41	0.30	(0.32)	(0.02)	(0.30)	12.09
Year Ended February 28, 2021	12.60	0.31	(0.19)	0.12	(0.31)	12.41
Year Ended February 29, 2020	11.72	0.35	0.88	1.23	(0.35)	12.60

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Municipal Bond Funds	August 31, 2024

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

2.02%	$244,184	0.66%	3.49%	0.94%	38%
5.44	248,803	0.66	3.50	0.94	55
(9.24)	254,468	0.67	2.99	0.95	42
(0.40)	330,640	0.67	2.12	0.94	16
0.66	302,134	0.66	2.28	0.95	23
10.37	231,815	0.67	2.58	0.97	31

1.73	7,173	1.24	2.91	1.44	38
4.88	7,752	1.25	2.92	1.45	55
(9.78)	8,546	1.25	2.39	1.45	42
(0.99)	12,535	1.25	1.54	1.44	16
0.07	16,524	1.24	1.70	1.45	23
9.73	26,965	1.25	2.05	1.48	31

2.14	234,439	0.44	3.71	0.68	38
5.71	225,434	0.44	3.73	0.69	55
(9.00)	128,202	0.45	3.20	0.70	42
(0.27)	173,023	0.45	2.34	0.69	16
0.88	176,073	0.45	2.50	0.70	23
10.66	177,584	0.45	2.82	0.72	31

2.17	156,545	0.39	3.77	0.43	38
5.76	351,029	0.39	3.80	0.43	55
(9.04)	157,191	0.40	3.29	0.45	42
(0.22)	153,754	0.40	2.39	0.44	16
1.01	134,449	0.40	2.55	0.45	23
10.63	115,414	0.40	2.87	0.47	31
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	103

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Ultra-Short Municipal Fund
Class A
Six Months Ended August 31, 2024 (Unaudited)	$9.98	$0.14	$0.04	$0.18	$(0.14)	$10.02
Year Ended February 29, 2024	9.90	0.25	0.08	0.33	(0.25)	9.98
Year Ended February 28, 2023	9.98	0.13	(0.11)	0.02	(0.10)	9.90
Year Ended February 28, 2022	10.07	0.01	(0.09)	(0.08)	(0.01)	9.98
Year Ended February 28, 2021	10.08	0.03	— (f)	0.03	(0.04)	10.07
Year Ended February 29, 2020	10.03	0.12	0.06	0.18	(0.13)	10.08
Class I
Six Months Ended August 31, 2024 (Unaudited)	9.97	0.15	0.04	0.19	(0.15)	10.01
Year Ended February 29, 2024	9.89	0.27	0.09	0.36	(0.28)	9.97
Year Ended February 28, 2023	9.98	0.10	(0.07)	0.03	(0.12)	9.89
Year Ended February 28, 2022	10.06	0.03	(0.08)	(0.05)	(0.03)	9.98
Year Ended February 28, 2021	10.07	0.05	— (f)	0.05	(0.06)	10.06
Year Ended February 29, 2020	10.02	0.14	0.05	0.19	(0.14)	10.07

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Municipal Bond Funds	August 31, 2024

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

1.86%	$192,084	0.44%	2.87%	0.75%	41%
3.41	166,704	0.44	2.48	0.75	74
0.18	263,135	0.44	1.27	0.76	16
(0.83)	72,506	0.45	0.06	0.75	33
0.30	143,944	0.44	0.35	0.75	71
1.76	106,625	0.45	1.23	0.76	48

1.96	1,728,550	0.24	3.08	0.50	41
3.66	1,573,798	0.24	2.72	0.50	74
0.27	2,073,626	0.24	1.04	0.51	16
(0.53)	3,984,195	0.25	0.26	0.50	33
0.51	6,666,678	0.24	0.53	0.50	71
1.96	4,050,886	0.25	1.43	0.50	48
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	105

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 6 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan California Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan National Municipal Income Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan New York Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Short-Intermediate Municipal Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Ultra-Short Municipal Fund	Class A and Class I	JPM IV	Diversified
The investment objective of JPMorgan California Tax Free Bond Fund (“California Tax Free Bond Fund”) is to seek to provide high after-tax total return for California residents consistent with moderate risk of capital.
The investment objective of JPMorgan National Municipal Income Fund ("National Municipal Income Fund") is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.
The investment objective of JPMorgan New York Tax Free Bond Fund (“New York Tax Free Bond Fund”) is to seek to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.
The investment objective of JPMorgan Short-Intermediate Municipal Bond Fund (“Short-Intermediate Bond Fund”), JPMorgan Tax Free Bond Fund (“Tax Free Bond Fund”) and JPMorgan Ultra-Short Municipal Fund (“Ultra-Short Municipal Fund”) is to seek as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.

106	J.P. Morgan Municipal Bond Funds	August 31, 2024

This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
California Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$273,395	$—	$273,395
Short-Term Investments
Investment Companies	34,225	—	—	34,225
Total Investments in Securities	$34,225	$273,395	$—	$307,620
Appreciation in Other Financial Instruments
Futures Contracts	$81	$—	$—	$81
Depreciation in Other Financial Instruments
Futures Contracts	(7)	—	—	(7)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$74	$—	$—	$74

National Municipal Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$1,911,887	$—	$1,911,887

August 31, 2024	J.P. Morgan Municipal Bond Funds	107

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
National Municipal Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$133,808	$—	$—	$133,808
Total Investments in Securities	$133,808	$1,911,887	$—	$2,045,695
Appreciation in Other Financial Instruments
Futures Contracts	$543	$—	$—	$543
Depreciation in Other Financial Instruments
Futures Contracts	(47)	—	—	(47)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$496	$—	$—	$496

New York Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$333,879	$—	$333,879
Short-Term Investments
Investment Companies	31,950	—	—	31,950
Total Investments in Securities	$31,950	$333,879	$—	$365,829
Appreciation in Other Financial Instruments
Futures Contracts	$95	$—	$—	$95
Depreciation in Other Financial Instruments
Futures Contracts	(8)	—	—	(8)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$87	$—	$—	$87

Short-Intermediate Municipal Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$9	$—	$9
Municipal Bonds	—	724,321	—	724,321
Short-Term Investments
Investment Companies	38,576	—	—	38,576
Total Investments in Securities	$38,576	$724,330	$—	$762,906

Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$605,958	$—	$605,958
Short-Term Investments
Investment Companies	22,854	—	—	22,854
Total Investments in Securities	$22,854	$605,958	$—	$628,812

108	J.P. Morgan Municipal Bond Funds	August 31, 2024

Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$169	$—	$—	$169
Depreciation in Other Financial Instruments
Futures Contracts	(15)	—	—	(15)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$154	$—	$—	$154

Ultra-Short Municipal Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$1,602,610	$—	$1,602,610
Short-Term Investments
Investment Companies	368,498	—	—	368,498
Total Investments in Securities	$368,498	$1,602,610	$—	$1,971,108
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2024, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— The Funds purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Funds had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2024, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2024 are detailed on the SOIs, if any.
D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

August 31, 2024	J.P. Morgan Municipal Bond Funds	109

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
The Funds did not lend out any securities during the six months ended August 31, 2024.
E. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
California Tax Free Bond Fund
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.24% (a) (b)	$15,118	$94,194	$75,087	$(1)	$1	$34,225	34,222	$325	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.

National Municipal Income Fund
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.24% (a) (b)	$25,576	$639,313	$531,091	$8	$2	$133,808	133,794	$1,762	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.

110	J.P. Morgan Municipal Bond Funds	August 31, 2024

New York Tax Free Bond Fund
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.24% (a) (b)	$26,813	$105,476	$100,338	$(1)	$— (c)	$31,950	31,947	$342	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.
(c)	Amount rounds to less than one thousand.

Short-Intermediate Municipal Bond Fund
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.24% (a) (b)	$71,426	$270,053	$302,900	$(4)	$1	$38,576	38,572	$818	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.

Tax Free Bond Fund
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.24% (a) (b)	$127,688	$276,517	$381,354	$4	$(1)	$22,854	22,852	$755	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.

Ultra-Short Municipal Fund
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.24% (a) (b)	$50,713	$1,223,678	$905,899	$4	$2	$368,498	368,461	$2,664	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.

August 31, 2024	J.P. Morgan Municipal Bond Funds	111

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
F. Futures Contracts— California Tax Free Bond, National Municipal Income Fund, New York Tax Free Bond Fund, Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund used interest rate and treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds' futures contracts activity during the six months ended August 31, 2024 (amounts in thousands, except for number of contracts):
	California Tax Free Bond Fund	National Municipal Income Fund	New York Tax Free Bond Fund	Short-Intermediate Municipal Bond Fund	Tax Free Bond Fund
Futures Contracts:
Average Notional Balance Long	$17,125	$176,024	$20,071	$20,453	$36,764
Average Notional Balance Short	(2,426)	(16,952)	(2,822)	—	(5,179)
Ending Notional Balance Long	42,474	281,350	48,636	—	86,828
Ending Notional Balance Short	(4,724)	(31,493)	(5,511)	—	(9,841)
G. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
H. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended August 31, 2024 are as follows:
	Class A	Class C	Class I	Class R6	Total
California Tax Free Bond Fund
Transfer agency fees	$2	$— (a)	$— (a)	$1	$3
National Municipal Income Fund
Transfer agency fees	5	— (a)	4	7	16

112	J.P. Morgan Municipal Bond Funds	August 31, 2024

	Class A	Class C	Class I	Class R6	Total
New York Tax Free Bond Fund
Transfer agency fees	$4	$— (a)	$1	$1	$6
Short-Intermediate Municipal Bond Fund
Transfer agency fees	1	— (a)	2	2	5
Tax Free Bond Fund
Transfer agency fees	5	— (a)	2	1	8
Ultra-Short Municipal Fund
Transfer agency fees	2	n/a	6	n/a	8

(a)	Amount rounds to less than one thousand.
I. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
J. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

California Tax Free Bond Fund	0.30%
National Municipal Income Fund	0.30
New York Tax Free Bond Fund	0.30
Short-Intermediate Municipal Bond Fund	0.25
Tax Free Bond Fund	0.30
Ultra-Short Municipal Fund	0.15
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended August 31, 2024, the effective annualized rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each

August 31, 2024	J.P. Morgan Municipal Bond Funds	113

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C
0.25%	0.75%
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares, except for Ultra-Short Municipal Fund which has no sales charge, and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2024, JPMDS retained the following:
	Front-End Sales Charge	CDSC
California Tax Free Bond Fund	$2	$—
National Municipal Income Fund	7	— (a)
New York Tax Free Bond Fund	— (a)	1
Short-Intermediate Municipal Bond Fund	1	—
Tax Free Bond Fund	2	—

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I
California Tax Free Bond Fund	0.25%	0.25%	0.25%
National Municipal Income Fund	0.25	0.25	0.25
New York Tax Free Bond Fund	0.25	0.25	0.25
Short-Intermediate Municipal Bond Fund	0.25	0.25	0.25
Tax Free Bond Fund	0.25	0.25	0.25
Ultra-Short Municipal Fund	0.25	n/a	0.25
JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

114	J.P. Morgan Municipal Bond Funds	August 31, 2024

F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R6
California Tax Free Bond Fund	0.55%	1.05%	0.45%	0.35%
National Municipal Income Fund	0.65	1.20	0.40	0.30
New York Tax Free Bond Fund	0.55	1.05	0.45	0.35
Short-Intermediate Municipal Bond Fund	0.70	1.20	0.25	0.20
Tax Free Bond Fund	0.67	1.25	0.45	0.40
Ultra-Short Municipal Fund	0.45	n/a	0.25	n/a
The expense limitation agreements were in effect for the six months ended August 31, 2024 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2025.
For the six months ended August 31, 2024, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
California Tax Free Bond Fund	$95	$63	$195	$353	$30
National Municipal Income Fund	690	460	724	1,874	—
New York Tax Free Bond Fund	101	67	247	415	36
Short-Intermediate Municipal Bond Fund	406	271	341	1,018	—
Tax Free Bond Fund	66	44	519	629	—
Ultra-Short Municipal Fund	1,334	667	239	2,240	—
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2024 were as follows:

California Tax Free Bond Fund	$10
National Municipal Income Fund	54
New York Tax Free Bond Fund	12
Short-Intermediate Municipal Bond Fund	32
Tax Free Bond Fund	33
Ultra-Short Municipal Fund	75
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

August 31, 2024	J.P. Morgan Municipal Bond Funds	115

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
During the six months ended August 31, 2024, National Municipal Income Fund, New York Tax Free Bond Fund, Short-Intermediate Municipal Bond Fund, Tax Free Bond Fund and Ultra-Short Municipal Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended August 31, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
California Tax Free Bond Fund	$62,463	$88,757
National Municipal Income Fund	324,581	600,321
New York Tax Free Bond Fund	94,672	107,438
Short-Intermediate Municipal Bond Fund	237,329	248,583
Tax Free Bond Fund	236,584	344,906
Ultra-Short Municipal Fund	617,431	738,673
During the six months ended August 31, 2024, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2024 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$303,315	$5,085	$706	$4,379
National Municipal Income Fund	2,018,542	48,587	20,938	27,649
New York Tax Free Bond Fund	360,421	5,980	485	5,495
Short-Intermediate Municipal Bond Fund	758,775	7,915	3,784	4,131
Tax Free Bond Fund	615,977	18,126	5,137	12,989
Ultra-Short Municipal Fund	1,969,928	5,285	4,105	1,180
At February 29, 2024, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
California Tax Free Bond Fund	$4,008	$12,631
National Municipal Income Fund	49,113	113,707
New York Tax Free Bond Fund	4,646	5,345
Short-Intermediate Municipal Bond Fund	16,382	31,022
Tax Free Bond Fund	20,278	35,142
Ultra-Short Municipal Fund	10,404	23,581

116	J.P. Morgan Municipal Bond Funds	August 31, 2024

Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2023, the Funds deferred to July 1, 2023 the following net capital losses (gains) of:
	Net Capital Losses (Gains)
	Short-Term	Long-Term
California Tax Free Bond Fund	$4	$1,095
National Municipal Income Fund	4,911	22,425
New York Tax Free Bond Fund	1	1,300
Short-Intermediate Municipal Bond Fund	29	10,042
Tax Free Bond Fund	(753)	8,712
Ultra-Short Municipal Fund	30	5,280
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2024.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 29, 2024.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2024.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate (SOFR). Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended August 31, 2024.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

August 31, 2024	J.P. Morgan Municipal Bond Funds	117

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
As of August 31, 2024, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
California Tax Free Bond Fund	1	60.5%	1	12.9%
National Municipal Income Fund	1	63.4	1	16.3
New York Tax Free Bond Fund	1	70.7	—	—
Short-Intermediate Municipal Bond Fund	1	74.5	—	—
Tax Free Bond Fund	1	44.0	2	35.0
Ultra-Short Municipal Fund	1	79.7	—	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will fail to make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Funds invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Tax Free Bond Fund and New York Tax Free Bond Fund primarily invest in issuers in the states of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.
The Funds are subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions, may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

118	J.P. Morgan Municipal Bond Funds	August 31, 2024

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. August 2024.
SAN-MUNIBOND-824

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 25-26, 2024 and August 20-22, 2024, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 22, 2024.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the
Adviser, counsel to the Funds and independent legal counsel to the Trustees and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;

•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefitted from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefitted from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent possible, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and Peer Group, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Groups for Class I shares, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and preparation for, the June meeting. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the California Tax Free Bond Fund’s performance for Class A shares was in the third, fourth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class I shares was in the third, fifth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the second, fourth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the

Adviser provide additional Fund performance information to be reviewed with members of the Fixed Income Committee at each of their regular meetings over the course of next year.
The Trustees noted that the National Municipal Income Fund’s performance for Class A shares was in the fifth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees noted that the performance for Class I shares was in the fifth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees noted that the performance for Class R6 shares was in the fifth, fourth and fifth quintiles of the Universe for the one-, three- and five- year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Fixed Income Committee at each of their regular meetings over the course of next year.
The Trustees noted that the New York Tax Free Bond Fund’s performance for Class A shares was in the fourth, second and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class I shares was in the fourth, second and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the third, second and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Fixed Income Committee at each of their regular meetings over the course of next year.
The Trustees noted that the Short-Intermediate Municipal Bond Fund’s performance for Class A shares was in the fifth quintile of the Universe for each of the one-, three-, and five-year periods ended December 31, 2023. The Trustees noted that the performance for Class I shares was in the fourth, fifth and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the fourth, fifth and third quintiles of the Universe for the one-,three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Fixed Income Committee at each of their regular meetings over the course of next year.
The Trustees noted that the Tax Free Bond Fund’s performance for Class A and Class I shares was in the fifth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees noted that the performance for Class R6 shares was in the fourth, fifth and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Fixed Income Committee at each of their regular meetings over the course of next year.
The Trustees noted that the Ultra-Short Municipal Fund’s performance for Class A shares was in the third, first and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class I shares was in the fourth, second and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, concluded that the performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Fixed Income Committee at each of their regular meetings over the course of next year.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered, the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the California Tax Free Bond Fund’s net advisory fee and actual total expenses for Class A shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares were in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expense for Class R6 shares were in the second and first quintiles, respectively, of the Universe. Broadridge did not calculate quintile rankings for the Peer Group for Class R6 shares due to the limited number of funds in the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the National Municipal Income Fund’s net advisory fee for Class A shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the second and first quintiles of the Peer Group and Universe, respectively. The Trustees noted that both the net advisory fee and actual total expenses for Class I shares were in the first and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the New York Tax Free Bond Fund’s net advisory fee and actual total expenses for Class A shares was in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class I and Class R6 shares were in the first quintile of the Universe. Broadridge did not calculate quintile rankings for the Peer Group for Class I and Class R6 shares due to the limited number of funds in the Peer Groups. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Short-Intermediate Municipal Bond Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the fifth quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class I and Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Tax Free Bond Fund’s net advisory fee and actual total expenses for Class A and Class R6 shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the second and first quintiles of the Peer Group and the Universe, respectively, and that the actual total expenses for Class I shares were in the first and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Ultra-Short Municipal Fund’s net advisory fee and actual total expenses for Class A and Class I shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

Semi-Annual Report
J.P. Morgan Money Market Funds
August 31, 2024 (Unaudited)
JPMorgan Prime Money Market Fund
JPMorgan Institutional Tax Free Money Market Fund
JPMorgan Securities Lending Money Market Fund
JPMorgan Liquid Assets Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan Tax Free Money Market Fund
JPMorgan Municipal Money Market Fund
JPMorgan California Municipal Money Market Fund
JPMorgan New York Municipal Money Market Fund

The following disclosure applies to the JPMorgan Liquid Assets Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan Municipal Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund.
You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. A Fund may impose a fee upon the sale of your shares. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
The following disclosure applies to the JPMorgan Prime Money Market Fund and JPMorgan Institutional Tax Free Money Market Fund.
You could lose money by investing in a Fund. Because the share price of each Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.
The following disclosure applies to the JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund and, effective September 3, 2024, JPMorgan Securities Lending Money Market Fund.
You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 17.6%
BMO Capital Markets Corp., 5.45%, dated 8/30/2024, due 9/3/2024, repurchase price $175,106, collateralized by Asset-Backed Securities, 0.00% - 12.96%, due 10/15/2027 - 9/15/2071, Collateralized Mortgage Obligations, 0.00% - 8.44%, due 9/25/2034 - 10/25/2063, Corporate Notes and Bonds, 0.75% - 9.00%, due 10/7/2024 - 8/15/2052, FHLMC, 0.13% - 4.50%, due 9/25/2025 - 8/25/2054, FNMA, 0.50% - 17.35%, due 10/25/2030 - 6/25/2057 , GNMA, 4.00% - 6.55%, due 6/20/2051 - 6/20/2064 and U.S. Treasury Securities, 0.00% - 2.38%, due 1/23/2025 - 8/15/2041, with a value of $188,718.	175,000	175,000
BMO Capital Markets Corp., 5.42%, dated 8/30/2024, due 9/6/2024, repurchase price $80,084, collateralized by Asset-Backed Securities, 0.00% - 12.96%, due 6/25/2027 - 2/25/2067, Collateralized Mortgage Obligations, 0.00% - 9.16%, due 10/27/2024 - 7/25/2064, Corporate Notes and Bonds, 1.35% - 8.25%, due 12/2/2024 - 4/15/2034, FHLMC, 5.50%, due 7/25/2054, FNMA, 0.50% - 17.35%, due 3/25/2031 - 7/25/2054 , GNMA, 1.50% - 6.17%, due 7/20/2052 - 12/20/2071 and U.S. Treasury Securities, 0.25% - 2.00%, due 2/15/2025 - 1/15/2033, with a value of $86,453.	80,000	80,000
BMO Capital Markets Corp., 5.42%, dated 8/30/2024, due 9/6/2024, repurchase price $80,084, collateralized by Asset-Backed Securities, 3.73% - 13.58%, due 6/25/2027 - 2/25/2067, Collateralized Mortgage Obligations, 0.00% - 8.27%, due 8/15/2032 - 7/25/2064, Corporate Notes and Bonds, 0.95% - 8.75%, due 10/1/2024 - 9/19/2049, FHLMC, 6.00%, due 8/15/2039, FNMA, 5.91% - 17.35%, due 6/25/2037 - 6/25/2042 and GNMA, 1.45% - 6.46%, due 3/20/2046 - 4/20/2072, with a value of $86,459.	80,000	80,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 5.40%, dated 8/30/2024, due 9/3/2024, repurchase price $1,600,960, collateralized by Asset-Backed Securities, 0.30% - 7.54%, due 8/15/2025 - 7/20/2049, Collateralized Mortgage Obligations, 0.18% - 10.25%, due 10/27/2024 - 8/25/2069, Corporate Notes and Bonds, 0.45% - 10.75%, due 9/10/2024 - 12/15/2086^^, FHLMC, 1.72% - 5.36%, due 1/25/2025 - 10/25/2036, FNMA, 4.25% - 11.05%, due 5/27/2042 - 5/25/2060 , Sovereign Government Securities, 0.50% - 7.50%, due 9/16/2024 - 1/15/2050 and U.S. Treasury Securities, 0.00% - 2.38%, due 1/15/2025 - 5/15/2044, with a value of $1,688,749.	1,600,000	1,600,000
BNP Paribas SA, 5.46%, dated 8/30/2024, due 9/3/2024, repurchase price $100,061, collateralized by Asset-Backed Securities, 0.00% - 13.05%, due 12/25/2025 - 7/25/2066, Corporate Notes and Bonds, 0.00% - 13.00%, due 11/1/2024 - 1/27/2084^^, Sovereign Government Securities, 3.50%, due 7/9/2041 and U.S. Treasury Securities, 3.50% - 4.63%, due 9/15/2025 - 9/30/2028, with a value of $108,121.	100,000	100,000
BNP Paribas SA, 5.67%, dated 8/30/2024, due 10/4/2024, repurchase price $713,914, collateralized by Asset-Backed Securities, 7.23% - 10.99%, due 5/15/2030 - 7/20/2037, Corporate Notes and Bonds, 2.31% - 15.70%, due 10/15/2024 - 12/1/2086^^, Sovereign Government Securities, 5.00% - 7.45%, due 1/9/2038 - 4/30/2044 and U.S. Treasury Securities, 5.21%, due 4/30/2025, with a value of $769,637.	710,000	710,000
BofA Securities, Inc., 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $50,030, collateralized by Certificates of Deposit, 6.05%, due 9/11/2024 and Commercial Paper, 0.00% - 5.54%, due 9/5/2024 - 5/29/2025, with a value of $52,500.	50,000	50,000
BofA Securities, Inc., 5.39%, dated 8/30/2024, due 9/3/2024, repurchase price $100,060, collateralized by Asset-Backed Securities, 2.44% - 10.30%, due 1/7/2030 - 8/26/2069, with a value of $106,000.	100,000	100,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	1

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
BofA Securities, Inc., 5.39%, dated 8/30/2024, due 9/3/2024, repurchase price $120,072, collateralized by Corporate Notes and Bonds, 1.38% - 8.11%, due 12/13/2024 - 10/24/2067, with a value of $126,001.	120,000	120,000
BofA Securities, Inc., 5.39%, dated 8/30/2024, due 9/4/2024, repurchase price $125,094, collateralized by Asset-Backed Securities, 1.03% - 10.89%, due 11/1/2028 - 8/26/2069, with a value of $132,500.	125,000	125,000
BofA Securities, Inc., 5.39%, dated 8/30/2024, due 9/5/2024, repurchase price $50,045, collateralized by Corporate Notes and Bonds, 1.71% - 8.25%, due 9/15/2024 - 12/31/2079, with a value of $52,500.	50,000	50,000
BofA Securities, Inc., 5.39%, dated 8/30/2024, due 9/6/2024, repurchase price $100,105, collateralized by Commercial Paper, 0.00%, due 9/6/2024 - 10/29/2024 and Corporate Notes and Bonds, 1.47% - 8.38%, due 11/1/2024 - 8/16/2077, with a value of $105,000.	100,000	100,000
BofA Securities, Inc., 5.75%, dated 8/30/2024, due 12/3/2024, repurchase price $406,069, collateralized by Collateralized Mortgage Obligations, 0.00% - 15.03%, due 5/15/2025 - 12/25/2063, Commercial Paper, 5.58%, due 10/15/2024, FNMA, 2.35% - 15.46%, due 8/25/2033 - 11/25/2061 and Sovereign Government Securities, 3.88% - 9.50%, due 10/13/2024 - 7/15/2052, with a value of $431,988.	400,000	400,000
Credit Agricole Corporate and Investment Bank SA, 5.42%, dated 8/30/2024, due 9/6/2024, repurchase price $250,263, collateralized by Asset-Backed Securities, 1.13% - 9.60%, due 5/25/2027 - 10/12/2038, Collateralized Mortgage Obligations, 3.91% - 7.45%, due 9/13/2032 - 3/16/2037, Commercial Paper, 0.00%, due 9/24/2024 - 11/22/2024, Corporate Notes and Bonds, 0.50% - 11.25%, due 10/25/2024 - 11/17/2058^^, GNMA, 7.50%, due 8/20/2054 and Sovereign Government Securities, 1.25% - 8.75%, due 1/7/2025 - 8/8/2054, with a value of $265,581.	250,000	250,000
Fixed Income Clearing Corp., 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $3,001,773, collateralized by U.S. Treasury Securities, 0.38% - 4.13%, due 7/15/2025 - 8/15/2033, with a value of $3,060,000.	3,000,000	3,000,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Goldman Sachs & Co. LLC, 5.67%, dated 8/30/2024, due 10/29/2024, repurchase price $807,560, collateralized by Asset-Backed Securities, 2.32% - 11.33%, due 10/27/2031 - 10/15/2058, Corporate Notes and Bonds, 3.05% - 10.50%, due 10/1/2024 - 3/1/2050, FHLMC, 1.50% - 6.50%, due 2/1/2027 - 9/1/2054, FNMA, 1.50% - 8.00%, due 4/1/2026 - 6/25/2057 and GNMA, 3.50% - 6.50%, due 8/20/2040 - 2/20/2054, with a value of $816,991.	800,000	800,000
Goldman Sachs & Co. LLC, 5.70%, dated 8/30/2024, due 10/29/2024, repurchase price $201,900, collateralized by Asset-Backed Securities, 2.45%, due 12/25/2066, FHLMC, 2.50%, due 10/1/2032 and FNMA, 3.50% - 5.50%, due 9/1/2038 - 9/1/2054, with a value of $204,003.	200,000	200,000
HSBC Securities USA, Inc., 5.43%, dated 8/30/2024, due 9/3/2024, repurchase price $20,012, collateralized by Asset-Backed Securities, 2.65% - 6.25%, due 7/15/2037 - 4/20/2062 and Municipal Debt Securities, 7.50%, due 8/20/2040, with a value of $21,213.	20,000	20,000
HSBC Securities USA, Inc., 5.43%, dated 8/30/2024, due 9/3/2024, repurchase price $175,106, collateralized by Corporate Notes and Bonds, 2.70% - 7.30%, due 9/1/2029 - 9/1/2054, FHLMC, 1.50% - 6.50%, due 12/1/2025 - 9/1/2054, FNMA, 1.50% - 7.50%, due 2/1/2026 - 6/1/2063, GNMA, 4.50% - 5.00%, due 12/20/2024 - 1/20/2030 and Sovereign Government Securities, 2.38%, due 10/17/2024, with a value of $183,842.	175,000	175,000
ING Financial Markets LLC, 5.40%, dated 8/30/2024, due 9/3/2024, repurchase price $20,012, collateralized by Corporate Notes and Bonds, 4.63% - 5.00%, due 6/1/2025 - 8/2/2041, with a value of $21,013.	20,000	20,000
ING Financial Markets LLC, 5.40%, dated 8/30/2024, due 9/3/2024, repurchase price $100,060, collateralized by Common Stocks, with a value of $108,065.	100,000	100,000
ING Financial Markets LLC, 5.40%, dated 8/30/2024, due 9/3/2024, repurchase price $160,096, collateralized by Corporate Notes and Bonds, 1.16% - 7.50%, due 4/21/2025 - 8/12/2061 and Sovereign Government Securities, 3.77% - 5.65%, due 6/15/2045 - 5/24/2061, with a value of $169,308.	160,000	160,000
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
ING Financial Markets LLC, 5.40%, dated 8/30/2024, due 9/3/2024, repurchase price $200,120, collateralized by Common Stocks, with a value of $216,130.	200,000	200,000
ING Financial Markets LLC, 5.60%, dated 8/30/2024, due 9/30/2024, repurchase price $251,206, collateralized by Common Stocks, with a value of $272,520.	250,000	250,000
Mitsubishi UFJ Trust & Banking Corp., 5.45%, dated 8/30/2024, due 9/5/2024, repurchase price $1,000,908, collateralized by Corporate Notes and Bonds, 0.00% - 4.70%, due 1/15/2025 - 2/25/2032, with a value of $1,050,318.	1,000,000	1,000,000
Pershing LLC, 5.72%, dated 8/30/2024, due 11/29/2024, repurchase price $152,169, collateralized by Corporate Notes and Bonds, 5.50% - 7.41%, due 12/15/2027 - 3/15/2038 and U.S. Treasury Securities, 0.00% - 4.88%, due 9/5/2024 - 8/15/2054, with a value of $155,487.	150,000	150,000
RBC Capital Markets LLC, 5.43%, dated 8/30/2024, due 9/3/2024, repurchase price $350,211, collateralized by Commercial Paper, 0.00%, due 10/3/2024 - 10/28/2024, Corporate Notes and Bonds, 0.00% - 9.00%, due 12/15/2025 - 1/31/2032^^ and U.S. Treasury Securities, 0.13% - 1.63%, due 7/15/2026 - 10/15/2027, with a value of $359,423.	350,000	350,000
Societe Generale SA, 5.39%, dated 8/30/2024, due 9/3/2024, repurchase price $250,150, collateralized by Collateralized Mortgage Obligations, 3.00%, due 1/18/2052, Corporate Notes and Bonds, 1.05% - 8.75%, due 10/1/2024 - 12/31/2079^^ and Sovereign Government Securities, 0.55% - 6.38%, due 10/26/2024 - 1/23/2046^^, with a value of $262,736.	250,000	250,000
Societe Generale SA, 5.46%, dated 8/30/2024, due 9/3/2024, repurchase price $140,085, collateralized by Asset-Backed Securities, 5.86%, due 8/25/2036, Collateralized Mortgage Obligations, 3.35% - 11.59%, due 9/15/2034 - 1/17/2048, Corporate Notes and Bonds, 0.00% - 13.38%, due 1/15/2025 - 12/31/2079^^, FNMA, 10.60% - 11.10%, due 3/25/2042 - 3/25/2043 and Sovereign Government Securities, 2.78% - 11.88%, due 2/4/2025 - 7/23/2060^^, with a value of $150,987.	140,000	140,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 5.47%, dated 8/30/2024, due 9/3/2024, repurchase price $475,289, collateralized by Asset-Backed Securities, 5.69% - 5.86%, due 8/25/2036 - 5/25/2037, Collateralized Mortgage Obligations, 3.35% - 11.59%, due 9/15/2034 - 1/17/2048, Corporate Notes and Bonds, 0.00% - 13.38%, due 9/16/2024 - 12/31/2079^^, FNMA, 10.85% - 11.10%, due 9/25/2042 - 3/25/2043 and Sovereign Government Securities, 2.78% - 9.88%, due 1/7/2025 - 9/23/2061^^, with a value of $512,841.	475,000	475,000
Societe Generale SA, 5.40%, dated 8/30/2024, due 9/4/2024, repurchase price $400,300, collateralized by Collateralized Mortgage Obligations, 1.14% - 3.00%, due 1/10/2048 - 1/18/2052, Corporate Notes and Bonds, 1.13% - 8.75%, due 10/1/2024 - 7/17/2064^^ and Sovereign Government Securities, 0.75% - 5.88%, due 10/26/2024 - 1/23/2031^^, with a value of $420,467.	400,000	400,000
Societe Generale SA, 5.40%, dated 8/30/2024, due 9/6/2024, repurchase price $215,226, collateralized by Collateralized Mortgage Obligations, 3.00% - 7.41%, due 11/19/2038 - 1/18/2052, Corporate Notes and Bonds, 0.00% - 8.75%, due 12/15/2024 - 10/31/2082^^ and Sovereign Government Securities, 0.55% - 6.38%, due 10/26/2024 - 5/14/2049^^, with a value of $226,008.	215,000	215,000
Societe Generale SA, 5.70%, dated 8/30/2024, due 11/12/2024, repurchase price $510,917, collateralized by Asset-Backed Securities, 5.69% - 5.86%, due 8/25/2036 - 5/25/2037, Collateralized Mortgage Obligations, 3.35% - 11.59%, due 11/25/2035 - 8/25/2047, Corporate Notes and Bonds, 0.00% - 13.38%, due 2/26/2025 - 12/31/2079^^, FNMA, 11.10%, due 9/25/2042 and Sovereign Government Securities, 2.78% - 11.88%, due 1/7/2025 - 7/23/2060^^, with a value of $552,615.	505,000	505,000
TD Securities USA LLC, 5.40%, dated 8/30/2024, due 9/3/2024, repurchase price $150,090, collateralized by Municipal Debt Securities, 5.00% - 7.43%, due 9/1/2031 - 7/1/2043, with a value of $157,596.	150,000	150,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	3

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
TD Securities USA LLC, 5.42%, dated 8/30/2024, due 9/6/2024, repurchase price $600,632, collateralized by Asset-Backed Securities, 1.53% - 6.35%, due 3/16/2026 - 10/20/2052 and Corporate Notes and Bonds, 1.00% - 8.50%, due 9/15/2024 - 5/1/2067, with a value of $634,924.	600,000	600,000
TD Securities USA LLC, 5.45%, dated 8/30/2024, due 9/6/2024, repurchase price $390,413, collateralized by Corporate Notes and Bonds, 2.88% - 12.88%, due 11/15/2024 - 2/15/2067, with a value of $423,050.	390,000	390,000
TD Securities USA LLC, 5.67%, dated 8/30/2024, due 10/8/2024, repurchase price $226,382, collateralized by Corporate Notes and Bonds, 0.55% - 13.38%, due 4/1/2025 - 5/22/2054 and GNMA, 2.44% - 8.00%, due 10/15/2041 - 2/15/2065, with a value of $234,736.	225,000	225,000
UBS Securities LLC, 5.50%, dated 8/30/2024, due 9/6/2024, repurchase price $400,428, collateralized by Certificates of Deposit, 2.65% - 5.40%, due 8/27/2025 - 2/16/2029, Corporate Notes and Bonds, 1.02% - 11.75%, due 9/14/2024 - 1/15/2084^^ and Sovereign Government Securities, 3.75%, due 9/12/2031, with a value of $424,247.	400,000	400,000
Wells Fargo Securities LLC, 5.46%, dated 8/30/2024, due 9/3/2024, repurchase price $85,052, collateralized by Certificates of Deposit, 0.00% - 5.95%, due 3/11/2025 - 7/1/2027, with a value of $89,345.	85,000	85,000
Wells Fargo Securities LLC, 5.77%, dated 8/30/2024, due 11/4/2024, repurchase price $55,582, collateralized by Sovereign Government Securities, 0.38% - 5.65%, due 7/18/2025 - 1/11/2053, with a value of $58,584.	55,000	55,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wells Fargo Securities LLC, 5.77%, dated 8/30/2024, due 11/19/2024, repurchase price $40,519, collateralized by Sovereign Government Securities, 0.63% - 9.50%, due 10/21/2024 - 4/27/2046, with a value of $42,606.	40,000	40,000
Wells Fargo Securities LLC, 5.77%, dated 8/30/2024, due 11/22/2024, repurchase price $228,029, collateralized by Certificates of Deposit, 0.00% - 5.68%, due 9/5/2024 - 1/21/2025 and Sovereign Government Securities, 0.00% - 6.38%, due 11/13/2024 - 9/23/2061, with a value of $239,583.	225,000	225,000
Total Repurchase Agreements (Cost $14,520,000)		14,520,000
Municipal Bonds — 0.7%
Alaska — 0.1%
Alaska Housing Finance Corp., State Capital Project Series 2022A, Rev., VRDO, LOC : Barclays Bank plc, 5.35%, 9/9/2024 (a)	73,000	73,000
Iowa — 0.1%
Iowa Student Loan Liquidity Corp., Student Loan Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 5.38%, 9/9/2024 (a)	73,100	73,100
Minnesota — 0.1%
Ecmc Group, Inc. Series 23-1, 5.46%, 9/9/2024 (a)	96,118	96,118
Minnesota Housing Finance Agency, Residential Housing Finance Series 2024Q, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : State Street Bank & Trust Co., 5.35%, 9/9/2024 (a)	17,000	17,000
		113,118
New Hampshire — 0.2%
New Hampshire Business Finance Authority, Hanwa Q Cells USA, Inc., Project Series 2024A, Rev., VRDO, LOC : Kookmin Bank, 5.54%, 9/9/2024 (a) (b)	125,000	125,000
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023, Rev., VRDO, LOC : Korea Development Bank, 5.41%, 9/9/2024 (a) (b)	26,700	26,700
		151,700
Pennsylvania — 0.1%
Pennsylvania Higher Education Assistance Agency Series 2024A, Rev., VRDO, LOC : Bank of America NA, 5.35%, 9/9/2024 (a)	36,995	36,995
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — 0.1%
North Texas Higher Education Authority, Inc. Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 5.38%, 9/9/2024 (a)	26,200	26,200
State of Texas, Public Finance Authority Series 2024 A, GO, VRDO, LIQ : FHLB, 5.75%, 9/9/2024 (a)	45,000	45,000
State of Texas, Veterans Series 2023A, GO, VRDO, LIQ : Texas State Comptroller, 5.40%, 9/9/2024 (a)	34,700	34,700
		105,900
Total Municipal Bonds (Cost $553,813)		553,813
U.S. Government Agency Securities — 0.4%
FHLB
DN, 4.86%, 2/3/2025 (c)	120,137	117,748
DN, 4.86%, 2/10/2025 (c)	200,000	195,845
Total U.S. Government Agency Securities (Cost $313,391)		313,593
Corporate Bonds — 0.2%
Banks — 0.2%
Barclays Bank plc (United Kingdom)(OBFR + 0.20%), 5.52%, 9/3/2024 (b) (d)(Cost $170,000)	170,000	170,000
Total Corporate Bonds (Cost $170,000)		170,000
Short Term Investments — 81.0%
Time Deposits — 27.8%
Agricultural Bank of China Ltd.
5.35%, 9/3/2024	500,000	500,000
5.38%, 9/3/2024	375,000	375,000
5.38%, 9/4/2024	500,000	500,000
5.38%, 9/6/2024	200,000	200,000
Australia & New Zealand Banking Group Ltd.
5.33%, 9/3/2024	245,000	245,000
5.33%, 9/4/2024	600,000	600,000
5.33%, 9/5/2024	500,000	500,000
5.33%, 9/6/2024	300,000	300,000
Canadian Imperial Bank of Commerce 5.32%, 9/3/2024	818,000	818,000
China Construction Bank Corp.
5.35%, 9/3/2024	500,000	500,000
5.35%, 9/3/2024	400,000	400,000
Credit Agricole Corporate and Investment Bank
5.32%, 9/3/2024	474,489	474,489
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Time Deposits — continued
5.34%, 9/3/2024	150,000	150,000
5.34%, 9/5/2024	250,000	250,000
5.34%, 9/6/2024	545,000	545,000
DBS Bank Ltd.
5.34%, 9/3/2024	200,000	200,000
5.34%, 9/4/2024	300,000	300,000
5.34%, 9/4/2024	100,000	100,000
5.34%, 9/5/2024	300,000	300,000
5.34%, 9/5/2024	200,000	200,000
5.34%, 9/6/2024	200,000	200,000
5.34%, 9/6/2024	200,000	200,000
Erste Group Bank AG 5.33%, 9/3/2024	1,500,000	1,500,000
First Abu Dhabi Bank USA NV
5.33%, 9/3/2024	2,000,000	2,000,000
5.34%, 9/3/2024	300,000	300,000
Industrial & Commercial Bank of China Ltd.
5.35%, 9/3/2024	950,000	950,000
5.35%, 9/3/2024	950,000	950,000
ING Bank NV (Netherlands)
5.33%, 9/4/2024	150,000	150,000
5.33%, 9/5/2024	890,000	890,000
KBC Bank NV 5.33%, 9/3/2024	750,000	750,000
Mitsubishi UFJ Trust & Banking Corp. 5.34%, 9/3/2024	200,000	200,000
Mizuho Bank Ltd.
5.33%, 9/3/2024	1,250,000	1,250,000
5.34%, 9/3/2024	1,300,000	1,300,000
5.35%, 9/4/2024	370,000	370,000
5.35%, 9/6/2024	175,000	175,000
National Bank of Canada
5.33%, 9/3/2024	470,000	470,000
5.33%, 9/3/2024	310,000	310,000
5.36%, 9/3/2024 (a)	500,000	500,000
Royal Bank of Canada
5.33%, 9/3/2024	680,000	680,000
5.33%, 9/3/2024	400,000	400,000
Skandinaviska Enskilda Banken AB
5.33%, 9/3/2024	1,000,000	1,000,000
5.33%, 9/3/2024	850,000	850,000
Total Time Deposits (Cost $22,852,489)		22,852,489
Commercial Paper — 24.8%
Antalis SA (France), 0.00%, 9/13/2024 (b)	125,000	124,740
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	5

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Atlantic Asset Securitization LLC
0.00%, 11/15/2024 (b)	25,000	24,722
5.43%, 12/13/2024 (c)	100,000	98,515
0.00%, 12/19/2024 (b)	50,000	49,220
Australia & New Zealand Banking Group Ltd. (Australia)
(SOFR + 0.17%), 5.50%, 9/3/2024 (b) (d)	50,000	50,009
(SOFR + 0.20%), 5.53%, 9/3/2024 (b) (d)	30,000	30,002
(SOFR + 0.25%), 5.58%, 9/3/2024 (b) (d)	42,000	42,004
0.00%, 10/8/2024 (b)	160,000	159,092
0.00%, 10/21/2024 (b)	125,000	124,068
0.00%, 11/26/2024 (b)	38,000	37,535
0.00%, 12/3/2024 (b)	63,000	62,172
0.00%, 12/16/2024 (b)	92,000	90,637
0.00%, 1/6/2025 (b)	94,000	92,350
0.00%, 1/14/2025 (b)	75,000	73,612
Bank of China Ltd. (China)
0.00%, 9/16/2024	300,000	299,242
0.00%, 9/17/2024	300,000	299,197
Bank of Montreal (Canada)
0.00%, 9/9/2024	57,000	56,916
0.00%, 10/25/2024	170,000	168,627
0.00%, 11/13/2024	160,000	158,292
0.00%, 11/14/2024	76,000	75,178
0.00%, 4/3/2025	5,000	4,861
0.00%, 4/8/2025	16,000	15,547
0.00%, 4/30/2025	13,000	12,599
0.00%, 5/28/2025	46,000	44,439
0.00%, 6/10/2025	70,000	67,522
0.00%, 7/1/2025	100,000	96,226
Bank of Nova Scotia (The) (Canada), (SOFR + 0.17%), 5.50%, 9/3/2024 (b) (d)	46,000	46,001
Banque et Caisse d'Epargne de l'Etat (Luxembourg), 0.00%, 2/4/2025	37,000	36,218
Barclays Bank plc (United Kingdom)
0.00%, 9/3/2024 (b)	1,014,602	1,014,002
0.00%, 11/26/2024 (b)	50,000	49,383
Barton Capital SA (France)
(SOFR + 0.19%), 5.52%, 9/3/2024 (b) (d)	50,000	50,000
0.00%, 11/26/2024 (b)	50,000	49,375
0.00%, 12/4/2024 (b)	50,000	49,321
Bedford Row Funding Corp.
(SOFR + 0.16%), 5.49%, 9/3/2024 (b) (d)	23,000	23,000
(SOFR + 0.22%), 5.55%, 9/3/2024 (b) (d)	25,000	25,003
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Bennington Stark Capital Co. LLC, (SOFR + 0.17%), 5.50%, 9/3/2024 (b) (d)	139,679	139,680
BNP Paribas SA (France)
(SOFR + 0.20%), 5.53%, 9/3/2024 (d)	100,000	100,017
0.00%, 2/7/2025	141,000	137,954
0.00%, 2/18/2025	73,000	71,321
0.00%, 3/11/2025	110,000	107,190
BNZ International Funding Ltd. (New Zealand)
(SOFR + 0.14%), 5.48%, 9/3/2024 (b) (d)	75,000	74,998
0.00%, 9/20/2024 (b)	74,000	73,772
BofA Securities, Inc., 0.00%, 9/13/2024	10,000	9,979
BPCE SA (France)
0.00%, 9/3/2024 (b)	200,000	199,882
(SOFR + 0.15%), 5.48%, 9/3/2024 (b) (d)	115,000	115,003
0.00%, 11/21/2024 (b)	45,000	44,471
Caisse d'Amortissement de la Dette Sociale (France)
0.00%, 12/13/2024 (b)	70,000	68,963
4.95%, 2/27/2025 (b) (c)	20,000	19,517
0.00%, 3/3/2025 (b)	27,000	26,335
Canadian Imperial Bank of Commerce (Canada)
0.00%, 9/4/2024 (b)	500,000	499,630
0.00%, 5/23/2025 (b)	100,000	96,666
0.00%, 6/6/2025 (b)	92,000	88,790
0.00%, 7/2/2025 (b)	105,000	101,033
Canadian Imperial Holdings, Inc. (Canada)
0.00%, 2/18/2025	29,000	28,340
0.00%, 4/17/2025 (b)	50,000	48,530
Chesham Finance Ltd. (Cayman Islands)
Series 2, 0.00%, 9/3/2024 (b)	465,000	464,724
Series 4, (SOFR + 0.11%), 5.44%, 9/3/2024 (b) (d)	390,000	390,000
China Construction Bank Corp. (China), 0.00%, 9/3/2024 (b)	295,000	294,824
Citigroup Global Markets, Inc., 0.00%, 1/9/2025 (b)	65,000	63,814
Commonwealth Bank of Australia (Australia)
(SOFR + 0.17%), 5.50%, 9/3/2024 (b) (d)	84,000	84,004
(SOFR + 0.25%), 5.58%, 9/3/2024 (b) (d)	56,000	56,007
Cooperatieve Rabobank UA (Netherlands)
0.00%, 9/3/2024	561,000	560,671
0.00%, 4/28/2025	85,975	83,323
Credit Agricole Corporate and Investment Bank (France), 0.00%, 9/3/2024	275,000	274,838
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Credit Industriel et Commercial (France)
0.00%, 2/6/2025 (b)	25,000	24,451
0.00%, 2/14/2025 (b)	60,000	58,619
0.00%, 2/18/2025 (b)	130,000	126,939
DBS Bank Ltd. (Singapore), 0.00%, 11/22/2024 (b)	20,000	19,761
Dexia Credit Local (Belgium), 0.00%, 3/3/2025 (b)	183,500	178,997
DNB Bank ASA (Norway)
0.00%, 9/25/2024 (b)	75,000	74,721
0.00%, 11/7/2024 (b)	145,000	143,587
0.00%, 11/29/2024 (b)	172,000	169,813
0.00%, 1/2/2025 (b)	22,000	21,627
0.00%, 2/3/2025 (b)	115,000	112,601
0.00%, 4/1/2025 (b)	9,000	8,749
0.00%, 4/29/2025 (b)	75,000	72,675
Erste Finance Delaware LLC (Austria), 0.00%, 9/3/2024 (b)	600,000	599,645
European Investment Bank (Luxembourg), 0.00%, 4/17/2025	46,000	44,645
Federation des Caisses Desjardins du Quebec (Canada)
0.00%, 12/16/2024 (b)	50,000	49,245
0.00%, 1/21/2025 (b)	250,000	245,133
First Abu Dhabi Bank PJSC
0.00%, 9/23/2024 (b)	225,000	224,211
0.00%, 9/24/2024 (b)	141,000	140,485
0.00%, 10/3/2024 (b)	146,000	145,281
0.00%, 1/2/2025 (b)	30,000	29,483
0.00%, 1/7/2025 (b)	83,000	81,519
0.00%, 2/28/2025 (b)	145,000	141,499
0.00%, 4/21/2025 (b)	195,000	189,114
Glencove Funding LLC (Ireland), 0.00%, 10/10/2024 (b)	95,000	94,431
GTA Funding LLC
0.00%, 9/6/2024 (b)	27,000	26,972
0.00%, 9/20/2024 (b)	50,000	49,845
Industrial & Commercial Bank of China Ltd. (China), 0.00%, 9/3/2024 (b)	70,000	69,958
ING US Funding LLC (Netherlands)
0.00%, 9/3/2024 (b)	45,000	44,973
0.00%, 9/3/2024	14,000	13,992
(SOFR + 0.20%), 5.55%, 9/3/2024 (b) (d)	35,000	35,005
(SOFR + 0.23%), 5.58%, 9/3/2024 (b) (d)	33,000	33,007
(SOFR + 0.24%), 5.59%, 9/3/2024 (d)	88,000	88,021
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
0.00%, 9/4/2024 (b)	100,000	99,926
0.00%, 10/8/2024 (b)	135,000	134,228
0.00%, 11/1/2024 (b)	89,000	88,193
0.00%, 11/19/2024 (b)	111,000	109,718
0.00%, 12/6/2024 (b)	50,000	49,308
0.00%, 12/16/2024	15,000	14,773
0.00%, 2/10/2025 (b)	33,000	32,273
0.00%, 2/18/2025 (b)	162,000	158,263
0.00%, 3/5/2025	185,000	180,385
0.00%, 3/10/2025 (b)	100,000	97,446
0.00%, 4/17/2025 (b)	40,000	38,801
0.00%, 4/29/2025 (b)	209,540	202,977
Ionic Funding LLC Series IIIA, 0.00%, 10/8/2024	175,000	173,978
Kingdom of the Netherlands (Netherlands), 0.00%, 9/3/2024 (b)	215,000	214,873
Korea Development Bank (The) (South Korea), 0.00%, 1/21/2025	36,000	35,300
Liberty Street Funding LLC
0.00%, 12/27/2024 (b)	55,000	54,092
0.00%, 2/3/2025 (b)	10,000	9,788
0.00%, 2/7/2025 (b)	15,000	14,674
LMA-Americas LLC, 0.00%, 12/5/2024 (b)	36,250	35,753
Macquarie Bank Ltd. (Australia)
(SOFR + 0.18%), 5.53%, 9/3/2024 (b) (d)	36,000	36,003
(SOFR + 0.18%), 5.53%, 9/3/2024 (b) (d)	60,000	60,005
(SOFR + 0.19%), 5.54%, 9/3/2024 (b) (d)	40,000	40,005
(SOFR + 0.23%), 5.58%, 9/3/2024 (b) (d)	25,000	24,999
(SOFR + 0.25%), 5.60%, 9/3/2024 (b) (d)	60,000	60,014
0.00%, 1/13/2025 (b)	41,000	40,226
National Australia Bank Ltd. (Australia)
(SOFR + 0.16%), 5.49%, 9/3/2024 (b) (d)	30,000	30,001
(SOFR + 0.20%), 5.53%, 9/3/2024 (b) (d)	95,000	95,004
(SOFR + 0.25%), 5.58%, 9/3/2024 (b) (d)	105,000	105,023
National Bank of Canada (Canada)
(SOFR + 0.29%), 5.62%, 9/3/2024 (b) (d)	153,000	153,059
0.00%, 9/9/2024 (b)	25,000	24,963
0.00%, 9/18/2024 (b)	87,000	86,757
0.00%, 4/16/2025 (b)	200,000	194,061
National Westminster Bank plc (United Kingdom)
0.00%, 9/4/2024 (b)	355,000	354,738
0.00%, 9/6/2024 (b)	200,000	199,793
0.00%, 1/27/2025 (b)	130,000	127,378
Natixis SA (France), (SOFR + 0.13%), 5.46%, 9/3/2024 (d)	200,000	200,002
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	7

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
NatWest Markets plc (United Kingdom)Series G, 0.00%, 9/4/2024 (b)	100,000	99,926
Nieuw Amsterdam Receivables Corp. (Netherlands)
0.00%, 9/19/2024 (b)	75,000	74,777
0.00%, 1/13/2025 (b)	30,000	29,443
Nordea Bank Abp (Finland)
0.00%, 2/18/2025 (b)	52,000	50,829
0.00%, 2/24/2025 (b)	100,000	97,683
Norfina Ltd. (Australia)
0.00%, 10/10/2024 (b)	45,000	44,731
0.00%, 10/16/2024 (b)	75,000	74,488
0.00%, 10/17/2024 (b)	50,000	49,651
0.00%, 1/6/2025 (b)	50,000	49,115
Old Line Funding LLC
(SOFR + 0.16%), 5.51%, 9/3/2024 (b) (d)	30,000	30,000
(SOFR + 0.21%), 5.56%, 9/3/2024 (b) (d)	140,000	140,004
(SOFR + 0.26%), 5.61%, 9/3/2024 (b) (d)	50,000	50,010
0.00%, 1/15/2025 (b)	38,000	37,288
Oversea-Chinese Banking Corp. Ltd. (Singapore)
(SOFR + 0.14%), 5.47%, 9/3/2024 (b) (d)	67,000	67,005
(SOFR + 0.16%), 5.49%, 9/3/2024 (b) (d)	35,000	35,002
Procter & Gamble Co. (The)
0.00%, 4/10/2025 (b)	24,890	24,189
0.00%, 4/11/2025 (b)	56,000	54,417
0.00%, 4/22/2025 (b)	46,000	44,645
Queensland Treasury Corp. (Australia), 0.00%, 1/16/2025	100,000	98,122
Royal Bank of Canada (Canada)
0.00%, 9/19/2024 (b)	116,000	115,659
0.00%, 10/11/2024 (b)	80,000	79,512
0.00%, 10/16/2024 (b)	175,000	173,810
0.00%, 11/5/2024 (b)	145,000	143,616
Santander UK plc (United Kingdom)
0.00%, 9/11/2024	110,000	109,806
0.00%, 10/11/2024	160,000	159,021
Sheffield Receivables Co. LLC (United Kingdom), (SOFR + 0.18%), 5.51%, 9/3/2024 (b) (d)	50,000	49,994
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.14%), 5.49%, 9/3/2024 (b) (d)	50,000	50,003
(SOFR + 0.17%), 5.52%, 9/3/2024 (b) (d)	42,000	42,002
(SOFR + 0.20%), 5.55%, 9/3/2024 (b) (d)	42,000	42,000
(SOFR + 0.24%), 5.59%, 9/3/2024 (b) (d)	55,000	55,014
(SOFR + 0.25%), 5.60%, 9/3/2024 (b) (d)	56,000	56,004
0.00%, 2/18/2025 (b)	50,000	48,856
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
0.00%, 4/24/2025 (b)	37,260	36,133
0.00%, 4/29/2025 (b)	95,860	92,909
Societe Generale SA (France), 0.00%, 12/2/2024 (b)	100,000	98,693
Standard Chartered Bank (United Kingdom), 0.00%, 2/10/2025 (b)	23,000	22,493
Starbird Funding Corp.
(SOFR + 0.19%), 5.52%, 9/3/2024 (b) (d)	25,000	25,004
(SOFR + 0.19%), 5.52%, 9/3/2024 (b) (d)	45,000	45,006
(SOFR + 0.22%), 5.55%, 9/3/2024 (b) (d)	41,000	41,003
(SOFR + 0.25%), 5.58%, 9/3/2024 (b) (d)	25,000	25,004
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.23%), 5.56%, 9/3/2024 (b) (d)	165,000	165,010
(SOFR + 0.24%), 5.57%, 9/3/2024 (b) (d)	49,000	49,002
Sumitomo Mitsui Trust Bank Ltd. (Japan), 0.00%, 1/24/2025 (b)	141,000	138,192
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.19%), 5.54%, 9/3/2024 (b) (d)	20,000	20,002
(SOFR + 0.19%), 5.54%, 9/3/2024 (b) (d)	32,000	32,009
(SOFR + 0.25%), 5.60%, 9/3/2024 (b) (d)	75,000	75,009
(SOFR + 0.25%), 5.60%, 9/3/2024 (b) (d)	42,000	42,004
0.00%, 9/18/2024 (b)	102,000	101,717
0.00%, 10/1/2024 (b)	110,000	109,488
0.00%, 11/8/2024 (b)	25,000	24,753
0.00%, 1/6/2025 (b)	25,000	24,562
0.00%, 4/1/2025 (b)	35,000	34,025
0.00%, 7/28/2025 (b)	75,000	71,938
Thunder Bay Funding LLC, (SOFR + 0.22%), 5.57%, 9/3/2024 (b) (d)	85,000	85,009
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.21%), 5.56%, 9/3/2024 (b) (d)	35,000	35,007
0.00%, 9/9/2024 (b)	57,000	56,916
0.00%, 10/10/2024 (b)	100,000	99,406
0.00%, 4/17/2025 (b)	100,000	97,039
0.00%, 5/16/2025 (b)	160,000	154,745
0.00%, 5/22/2025 (b)	110,000	106,315
0.00%, 5/27/2025 (b)	160,000	154,553
0.00%, 7/1/2025 (b)	60,000	57,725
TotalEnergies Capital SA (France), 0.00%, 9/9/2024 (b)	50,000	49,926
Toyota Credit Canada, Inc. (Canada), 0.00%, 4/14/2025	50,000	48,514
Toyota Credit de Puerto Rico Corp.
0.00%, 3/18/2025	50,000	48,659
0.00%, 5/21/2025	25,000	24,129
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Toyota Finance Australia Ltd. (Australia), 0.00%, 9/9/2024	17,000	16,975
Toyota Motor Credit Corp.
0.00%, 5/16/2025	57,000	55,123
0.00%, 5/23/2025	20,000	19,326
UBS AG (Switzerland)
0.00%, 9/3/2024 (b)	36,000	35,979
(SOFR + 0.23%), 5.55%, 9/3/2024 (b) (d)	65,000	65,011
0.00%, 11/13/2024 (b)	80,000	79,138
United Overseas Bank Ltd. (Singapore)
(SOFR + 0.18%), 5.53%, 9/3/2024 (b) (d)	50,000	50,009
0.00%, 9/12/2024 (b)	61,000	60,883
0.00%, 10/4/2024 (b)	60,000	59,693
0.00%, 10/7/2024 (b)	60,000	59,668
0.00%, 10/8/2024 (b)	60,000	59,659
Versailles Commercial Paper LLC
(SOFR + 0.19%), 5.52%, 9/3/2024 (b) (d)	50,000	50,002
(SOFR + 0.23%), 5.56%, 9/3/2024 (b) (d)	150,000	150,004
0.00%, 1/6/2025	40,000	39,282
Westpac Banking Corp. (Australia)
0.00%, 9/6/2024 (b)	28,000	27,972
0.00%, 10/10/2024 (b)	60,000	59,646
Total Commercial Paper (Cost $20,409,596)		20,416,578
Certificates of Deposits — 24.0%
ABN AMRO Bank NV (Netherlands)
5.02%, 2/5/2025 (c)	60,000	58,701
4.99%, 2/20/2025 (c)	110,000	107,417
Agricultural Bank of China Ltd. (China)
5.51%, 10/16/2024	120,000	120,011
5.44%, 11/22/2024	200,000	200,021
Bank of America NA
(SOFR + 0.20%), 5.55%, 9/3/2024 (d)	105,000	105,000
5.16%, 4/29/2025	177,000	177,458
Bank of Montreal (Canada)
(SOFR + 0.20%), 5.53%, 9/3/2024 (d)	90,000	90,012
5.54%, 9/3/2024	111,000	111,000
(SOFR + 0.18%), 5.54%, 9/3/2024 (d)	85,000	84,998
(SOFR + 0.28%), 5.61%, 9/3/2024 (d)	47,000	47,021
5.99%, 9/11/2024	120,000	120,015
5.12%, 10/7/2024 (c)	45,000	44,752
5.80%, 11/7/2024	143,000	143,092
5.50%, 12/4/2024	29,000	29,011
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
5.43%, 12/12/2024 (c)	150,000	147,822
5.29%, 4/4/2025 (c)	26,000	25,267
5.53%, 5/2/2025	25,000	25,122
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.55%), 5.88%, 9/3/2024 (d)	70,000	70,057
5.60%, 9/11/2024	72,000	72,001
6.00%, 10/3/2024	55,000	55,023
5.40%, 4/2/2025	30,000	30,088
BNP Paribas SA (France)
(SOFR + 0.25%), 5.58%, 9/3/2024 (d)	40,000	40,012
5.31%, 10/2/2024	146,000	145,980
5.51%, 2/24/2025	100,000	100,243
Canadian Imperial Bank of Commerce (Canada)
5.33%, 9/6/2024	150,000	150,000
5.95%, 9/19/2024	130,000	130,023
6.00%, 10/2/2024	95,000	95,035
5.30%, 10/7/2024	78,000	77,986
6.00%, 10/17/2024	108,000	108,068
5.60%, 12/10/2024	70,000	70,051
5.42%, 4/8/2025	30,000	30,098
5.55%, 4/17/2025	22,000	22,096
5.51%, 5/22/2025	57,000	57,308
5.43%, 6/6/2025	105,000	105,562
China Construction Bank Corp. (China)
5.38%, 9/3/2024	300,000	300,000
5.38%, 9/3/2024	300,000	300,000
5.55%, 9/3/2024	100,000	100,001
5.55%, 9/4/2024	300,000	300,006
5.55%, 9/6/2024	150,000	150,004
5.55%, 9/6/2024	175,000	175,004
5.55%, 9/9/2024	100,000	100,004
5.55%, 9/10/2024	100,000	100,004
5.42%, 10/2/2024	150,000	149,996
5.45%, 10/2/2024	150,000	150,001
5.48%, 10/3/2024	150,000	150,005
5.42%, 10/4/2024	150,000	149,996
5.45%, 11/5/2024	250,000	250,020
5.45%, 11/14/2024	125,000	125,014
5.45%, 11/15/2024	125,000	125,015
Cooperatieve Rabobank UA (Netherlands)
5.90%, 9/6/2024	89,370	89,379
5.67%, 9/9/2024 (c)	187,000	186,725
5.65%, 9/13/2024 (c)	92,000	91,811
5.66%, 9/18/2024 (c)	76,000	75,788
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	9

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
5.21%, 10/22/2024	100,000	100,006
5.55%, 11/8/2024 (c)	152,000	150,470
5.80%, 11/12/2024	75,000	75,093
5.38%, 12/11/2024 (c)	28,000	27,591
5.00%, 2/12/2025	39,000	39,012
Credit Agricole Corporate and Investment Bank
5.33%, 9/5/2024	150,000	150,001
5.39%, 9/11/2024	25,000	24,999
5.45%, 9/30/2024	40,000	40,001
5.12%, 10/1/2024 (c)	85,000	84,615
5.31%, 10/4/2024	85,000	84,987
5.55%, 11/1/2024	12,000	12,007
5.55%, 11/4/2024	20,000	20,012
5.51%, 11/7/2024	20,000	20,011
5.34%, 11/15/2024	5,000	5,001
5.02%, 2/3/2025	102,000	102,052
5.06%, 2/4/2025	72,000	72,051
5.58%, 4/25/2025	25,000	25,115
5.58%, 4/30/2025	12,000	12,057
5.50%, 5/23/2025	90,000	90,470
5.52%, 5/23/2025	100,000	100,539
5.55%, 5/30/2025	150,000	150,876
Credit Industriel et Commercial (France)
(SOFR + 0.22%), 5.55%, 9/3/2024 (d)	50,000	50,008
5.54%, 9/6/2024	202,000	202,000
5.13%, 10/7/2024 (c)	315,000	313,290
5.14%, 10/8/2024 (c)	172,000	171,042
5.10%, 10/21/2024 (c)	200,000	198,517
5.14%, 10/24/2024 (c)	198,000	196,448
5.12%, 11/1/2024 (c)	60,000	59,462
5.21%, 11/6/2024 (c)	66,000	65,363
5.02%, 2/7/2025	90,000	90,022
5.44%, 3/3/2025 (c)	143,000	139,479
5.36%, 3/3/2025 (c)	105,000	102,415
5.50%, 3/3/2025	71,000	71,181
5.50%, 3/10/2025	63,000	63,177
DZ Bank AG (Germany)
5.36%, 9/16/2024	200,000	200,006
5.13%, 4/28/2025	77,440	77,637
Industrial & Commercial Bank of China Ltd. (China)
5.63%, 9/3/2024	375,000	375,009
5.45%, 9/30/2024	400,000	400,000
5.47%, 9/30/2024	500,000	500,007
ING Bank NV (Netherlands) , 5.25%, 10/21/2024	139,000	138,972
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
KBC Bank NV (Belgium)
5.45%, 9/11/2024	75,000	75,002
5.44%, 9/13/2024	100,000	100,003
5.43%, 10/8/2024	25,000	25,004
Korea Development Bank (South Korea) (SOFR + 0.21%), 5.56%, 9/3/2024 (d)	50,000	50,007
Mitsubishi UFJ Trust & Banking Corp. (Japan)
(SOFR + 0.19%), 5.52%, 9/3/2024 (d)	94,000	94,006
(SOFR + 0.18%), 5.53%, 9/3/2024 (d)	50,000	50,001
(SOFR + 0.19%), 5.54%, 9/3/2024 (d)	42,000	42,002
(SOFR + 0.19%), 5.54%, 9/3/2024 (d)	65,000	65,003
(SOFR + 0.21%), 5.54%, 9/3/2024 (d)	147,000	147,011
(SOFR + 0.22%), 5.55%, 9/3/2024 (d)	111,000	111,006
(SOFR + 0.25%), 5.58%, 9/3/2024 (d)	63,000	63,008
(SOFR + 0.25%), 5.58%, 9/3/2024 (d)	40,000	40,009
(SOFR + 0.25%), 5.58%, 9/3/2024 (d)	121,000	121,021
5.45%, 9/5/2024 (c)	150,000	149,869
5.45%, 9/11/2024 (c)	200,000	199,651
5.47%, 10/11/2024 (c)	100,000	99,393
5.47%, 10/15/2024 (c)	100,000	99,336
Mizuho Bank Ltd. (Japan)
(SOFR + 0.19%), 5.54%, 9/3/2024 (d)	105,000	105,012
(SOFR + 0.23%), 5.56%, 9/3/2024 (d)	185,000	184,987
(SOFR + 0.23%), 5.58%, 9/3/2024 (d)	172,000	171,992
(SOFR + 0.25%), 5.60%, 9/3/2024 (d)	40,000	40,009
(SOFR + 0.25%), 5.60%, 9/3/2024 (d)	60,000	60,015
(SOFR + 0.25%), 5.60%, 9/3/2024 (d)	50,000	50,012
5.40%, 9/6/2024	90,000	89,999
MUFG Bank Ltd. (Japan)
(SOFR + 0.17%), 5.52%, 9/3/2024 (d)	61,000	61,001
(SOFR + 0.17%), 5.52%, 9/3/2024 (d)	140,000	140,004
(SOFR + 0.19%), 5.54%, 9/3/2024 (d)	53,000	53,001
5.35%, 9/6/2024	500,000	500,000
National Australia Bank Ltd. (Australia)
5.67%, 10/4/2024 (c)	117,000	116,411
5.12%, 10/9/2024 (c)	93,000	92,466
5.53%, 11/12/2024 (c)	110,000	108,842
5.41%, 2/28/2025 (c)	115,000	112,233
Natixis SA (France)
(SOFR + 0.18%), 5.51%, 9/3/2024 (d)	118,000	118,011
5.62%, 9/3/2024	187,000	187,002
5.40%, 9/19/2024	160,000	159,990
5.43%, 12/27/2024	15,000	15,011
5.47%, 1/8/2025	55,000	55,064
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
5.51%, 2/7/2025	25,000	25,051
5.50%, 2/14/2025	85,000	85,185
Nordea Bank Abp (Finland)
(SOFR + 0.20%), 5.53%, 9/3/2024 (d)	39,000	39,004
(SOFR + 0.20%), 5.53%, 9/3/2024 (d)	32,000	32,004
(SOFR + 0.20%), 5.53%, 9/3/2024 (d)	45,000	45,006
(SOFR + 0.20%), 5.53%, 9/3/2024 (d)	21,000	21,003
Norinchukin Bank (The) (Japan)
5.33%, 9/4/2024	305,000	304,999
5.33%, 9/5/2024	120,000	120,000
5.46%, 9/6/2024	63,000	63,000
5.46%, 9/9/2024	300,000	300,004
Oversea-Chinese Banking Corp. Ltd. (Singapore)
(SOFR + 0.16%), 5.51%, 9/3/2024 (d)	17,000	17,000
(SOFR + 0.19%), 5.52%, 9/3/2024 (d)	100,000	100,011
(SOFR + 0.20%), 5.55%, 9/3/2024 (d)	185,000	185,038
Royal Bank of Canada (Canada) (SOFR + 0.27%), 5.60%, 9/3/2024 (d)	16,000	16,005
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.14%), 5.49%, 9/3/2024 (d)	87,000	87,007
(SOFR + 0.17%), 5.52%, 9/3/2024 (d)	68,000	68,012
5.19%, 4/28/2025	100,000	100,276
5.18%, 4/29/2025	60,000	60,164
5.52%, 5/29/2025	40,000	40,229
5.52%, 5/30/2025	30,000	30,173
5.06%, 7/30/2025	131,000	131,527
5.06%, 7/31/2025	15,000	15,061
Standard Chartered Bank (United Kingdom)
(SOFR + 0.25%), 5.60%, 9/3/2024 (d)	30,000	30,008
5.40%, 9/6/2024	30,000	30,000
5.42%, 9/13/2024	10,000	10,000
5.45%, 10/10/2024	23,000	23,002
5.50%, 12/2/2024	83,000	83,052
5.49%, 12/12/2024	115,000	115,090
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.19%), 5.52%, 9/3/2024 (d)	25,000	25,002
(SOFR + 0.19%), 5.52%, 9/3/2024 (d)	43,000	43,003
(SOFR + 0.25%), 5.58%, 9/3/2024 (d)	75,000	75,016
(SOFR + 0.25%), 5.58%, 9/3/2024 (d)	23,000	23,005
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(SOFR + 0.15%), 5.48%, 9/3/2024 (d)	106,000	106,003
(SOFR + 0.16%), 5.49%, 9/3/2024 (d)	155,000	155,005
(SOFR + 0.19%), 5.52%, 9/3/2024 (d)	115,000	115,007
(SOFR + 0.19%), 5.52%, 9/3/2024 (d)	152,000	152,007
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
(SOFR + 0.23%), 5.56%, 9/3/2024 (d)	73,000	72,991
(SOFR + 0.15%), 5.53%, 9/4/2024 (d)	32,000	32,000
5.41%, 9/11/2024 (c)	200,000	199,649
5.43%, 9/12/2024 (c)	200,000	199,619
5.45%, 9/20/2024 (c)	200,000	199,386
5.43%, 10/11/2024	63,000	63,008
5.14%, 2/6/2025	135,000	135,102
4.99%, 2/10/2025 (c)	100,000	97,777
5.00%, 2/18/2025 (c)	49,000	47,863
Svenska Handelsbanken AB (Sweden)
5.31%, 1/16/2025	41,000	41,051
5.23%, 4/22/2025	80,000	80,209
5.52%, 5/28/2025	65,000	65,351
Toronto-Dominion Bank (The) (Canada)
6.00%, 9/9/2024	146,400	146,415
6.01%, 10/3/2024	35,000	35,015
6.00%, 10/17/2024	83,000	83,053
5.50%, 2/3/2025	100,000	100,199
5.40%, 3/28/2025	50,000	50,132
5.55%, 4/17/2025	33,000	33,137
5.57%, 4/22/2025	11,000	11,049
5.53%, 5/28/2025	65,000	65,356
Wells Fargo Bank NA (SOFR + 0.60%), 5.93%, 9/3/2024 (d)	160,000	160,142
Woori Bank (South Korea)
5.50%, 9/3/2024 (b)	125,000	125,001
5.25%, 11/22/2024 (b)	73,000	73,007
Total Certificates of Deposit (Cost $19,796,397)		19,805,990
U.S. Treasury Obligations — 4.4%
U.S. Treasury Bills
5.25%, 9/3/2024 (c)	474,000	474,000
5.25%, 9/10/2024 (c)	1,000,000	998,985
5.26%, 9/24/2024 (c)	1,250,000	1,246,219
4.66%, 1/23/2025 (c)	935,000	917,505
Total U.S. Treasury Obligations (Cost $3,636,265)		3,636,709
Total Short Term Investments (Cost $66,694,747)		66,711,766
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	11

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Total Investments — 99.9% (Cost $82,251,951)		82,269,172
Other Assets Less Liabilities — 0.1%		64,363
NET ASSETS — 100.0%		82,333,535

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
OBFR	Overnight Bank Funding Rate
PJSC	Public Joint Stock Company
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
^^
Certain securities are perpetual and thus, do not have
predetermined maturity dates. The coupon rates for
these securities are fixed for a period of time and may
be structured to adjust thereafter. The coupon rates
shown are the rates in effect as of August 31, 2024.

(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	The rate shown is the effective yield as of August 31, 2024.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Money Market Funds	August 31, 2024

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 92.9%
Alabama — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2023-YX1319, Rev., VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	4,050	4,050
Alaska — 2.5%
Alaska Housing Finance Corp., Home Mortgage
Series 2009A, Rev., VRDO, LIQ : FHLB, 2.85%, 9/9/2024 (b)	10,000	10,000
Series 2009 B, Rev., VRDO, LIQ : FHLB, 2.90%, 9/9/2024 (b)	10,920	10,920
Series 2007A, Rev., VRDO, LIQ : FHLB, 2.85%, 9/12/2024 (b)	1,200	1,200
City of Valdez, Exxon Pipeline Co. Project
Series 1993-B, Rev., VRDO, 3.90%, 9/3/2024 (b)	16,100	16,100
Series 1993-C, Rev., VRDO, 3.90%, 9/3/2024 (b)	2,925	2,925
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0518, Rev., VRDO, LIQ : Royal Bank of Canada, 2.96%, 9/9/2024 (a) (b)	8,605	8,605
		49,750
Arizona — 1.6%
Arizona Industrial Development Authority, 67 Flats Project Series 2023A, Rev., VRDO, LOC : Barclays Bank plc, 2.97%, 9/9/2024 (b)	6,495	6,495
Arizona Industrial Development Authority, Juniper Square Project Series 2023A, Rev., VRDO, LOC : Barclays Bank plc, 2.97%, 9/9/2024 (b)	3,930	3,930
Arizona Industrial Development Authority, Phoenix Children's Hospital Series 2019 A, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (b)	9,590	9,590
Deutsche Bank Spears Series DB-8141, Rev., VRDO, LIQ : Deutsche Bank AG, Zero Coupon, 9/9/2024 (a) (b)	6,235	6,235
Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC : Bank of America NA, 2.99%, 9/9/2024 (b)	660	660
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0580, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	3,570	3,570
Series 2023-BAML6007, Rev., VRDO, LOC : Bank of America NA, 3.07%, 9/9/2024 (a) (b)	1,000	1,000
		31,480
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — 3.1%
Metropolitan Water District of Southern California Series 2024B-1, Rev., VRDO, LIQ : Bank of America NA, 2.40%, 9/9/2024 (b)	8,500	8,500
San Francisco City and County Airport Comm-San Francisco International Airport Series 2018C, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.97%, 9/9/2024 (b)	1,550	1,550
Southern California Public Power Authority, Magnolia Power Project Series 2020-3, Rev., VRDO, LIQ : Bank of America NA, 3.95%, 9/3/2024 (b)	19,600	19,600
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF3030, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/3/2024 (a) (b)	6,850	6,850
Series 2023-ZF3175, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.93%, 9/9/2024 (a) (b)	5,845	5,845
Series 2022-XX1237, GO, VRDO, LIQ : Barclays Bank plc, 2.94%, 9/9/2024 (a) (b)	6,240	6,240
Series 2022-XX1239, GO, VRDO, LIQ : Barclays Bank plc, 2.94%, 9/9/2024 (a) (b)	4,675	4,675
Series 2022-XF3025, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	5,650	5,650
Series 2022-XG0372, COP, VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	475	475
Series 2022-XM1064, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	605	605
		59,990
Colorado — 1.3%
City of Colorado Springs, Utilities System Improvement Series 2009C, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 2.90%, 9/9/2024 (b)	2,150	2,150
Colorado Housing and Finance Authority, Multi-Family Mortgage Series 2009A-1, Class 1, Rev., VRDO, LIQ : FHLB, 2.93%, 9/9/2024 (b)	3,980	3,980
RIB Floater Trust Various States Series 2022-038, COP, VRDO, LIQ : Barclays Bank plc, 3.95%, 9/3/2024 (a) (b)	2,390	2,390
Tender Option Bond Trust Receipts/Certificates
Series 2022-XG0420, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	4,000	4,000
Series 2023-XF1619, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	4,000	4,000
University of Colorado, Hospital Authority Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 3.80%, 9/3/2024 (b)	10,000	10,000
		26,520
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	13

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Connecticut — 1.9%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series 2022, Subseries E-2, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LOC : Sumitomo Mitsui Banking Corp., 2.90%, 9/9/2024 (b)	2,400	2,400
Subseries 2020A-3, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 2.90%, 9/9/2024 (b)	10,000	10,000
Series 2019 F-2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 2.92%, 9/9/2024 (b)	22,000	22,000
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1255, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	3,010	3,010
		37,410
Delaware — 0.3%
University of Delaware Series 2004 B, Rev., VRDO, LIQ : Bank of America NA, 3.90%, 9/3/2024 (b)	5,400	5,400
District of Columbia — 0.2%
Tender Option Bond Trust Receipts/Certificates
Series 2022-YX1195, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	1,790	1,790
Series 2023-ZL0506, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	1,360	1,360
		3,150
Florida — 3.8%
County of Escambia, Gulf Power Co., Project Series R, Rev., VRDO, 3.15%, 9/9/2024 (b)	10,000	10,000
County of Miami-Dade, Professional Sports Franchise Series 2009 E, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/9/2024 (b)	10,000	10,000
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 3.15%, 9/3/2024 (b)	10,000	10,000
Florida Housing Finance Corp., Autumn Place Apartments Series 2008-K-1, Rev., VRDO, LOC : Truist Bank, 3.05%, 9/9/2024 (b)	5,220	5,220
Highlands County Health Facilities Authority, Adventist Health System Series 2012I-3, Rev., VRDO, 2.90%, 9/9/2024 (b)	4,850	4,850
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF3223, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/3/2024 (a) (b)	4,000	4,000
Series 2021-XG0345, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	2,850	2,850
Series 2022-XL0324, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	4,650	4,650
Series 2023-XF3080, Rev., VRDO, LOC : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	5,995	5,995
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Series 2023-ZL0485, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	2,500	2,500
Series 2024 XL0551, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	2,230	2,230
Series 2023-XF1666, Rev., VRDO, LIQ : Toronto-Dominion Bank, 2.97%, 9/9/2024 (a) (b)	4,960	4,960
Series 2024-BAML6018, Rev., VRDO, LOC : Bank of America NA, 3.04%, 9/9/2024 (a) (b)	7,240	7,240
		74,495
Georgia — 1.0%
Development Authority of Gwinnett County, Goodwill North Georgia, Inc. Project Series 2009, Rev., VRDO, LOC : Truist Bank, 3.03%, 9/9/2024 (b)	1,995	1,995
Development Authority of Monroe County (The), Gulf Power Co. Project Series 2002-1, Rev., VRDO, 3.15%, 9/9/2024 (b)	14,000	14,000
Tender Option Bond Trust Receipts/Certificates Series 2024-XF3232, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/3/2024 (a) (b)	4,000	4,000
		19,995
Illinois — 1.5%
Illinois Finance Authority, Northwestern Memorial Healthcare
Series 2021B, Rev., VRDO, LIQ : Royal Bank of Canada, 3.85%, 9/3/2024 (b)	4,110	4,110
Series 2021D, Rev., VRDO, 2.90%, 9/9/2024 (b)	5,000	5,000
Illinois Finance Authority, The University of Chicago Medical Center Series 2009E-1, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.94%, 9/9/2024 (b)	8,100	8,100
Illinois Housing Development Authority, Multi-Family Series 2024A, Rev., VRDO, FHA, LIQ : FHLB, 2.93%, 9/9/2024 (b)	1,000	1,000
Joliet Regional Port District, ExxonMobil Project, Rev., VRDO, 3.90%, 9/3/2024 (b)	2,355	2,355
Tender Option Bond Trust Receipts/Certificates
Series 2023-YX1326, Rev., VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	4,565	4,565
Series 2017-XG0108, Rev., VRDO, LOC : Barclays Bank plc, 3.00%, 9/9/2024 (a) (b)	5,000	5,000
		30,130
Indiana — 0.2%
Indiana Finance Authority, Parkview Health System, Inc. Series 2009D, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (b)	3,315	3,315
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Iowa — 1.5%
Iowa Finance Authority, CJ Bio America, Inc., Project, Rev., VRDO, LOC : Korea Development Bank, 3.09%, 9/9/2024 (a) (b)	3,100	3,100
Iowa Finance Authority, Single Family Mortgage Series 2016B, Rev., AMT, VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 2.90%, 9/9/2024 (b)	19,500	19,500
Tender Option Bond Trust Receipts/Certificates
Series 2022-YX1196, Rev., VRDO, FNMA COLL, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	2,725	2,725
Series 2023-XG0522, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	4,300	4,300
		29,625
Kansas — 0.8%
University of Kansas Hospital Authority, Health System, Rev., VRDO, LOC : US Bank NA, 3.90%, 9/3/2024 (b)	15,085	15,085
Kentucky — 0.3%
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0578, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	5,470	5,470
Louisiana — 2.7%
East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Gulf Opportunity Zone
Series 2010, Rev., VRDO, 3.92%, 9/3/2024 (b)	22,380	22,380
Series 2010B, Rev., VRDO, 3.92%, 9/3/2024 (b)	20,975	20,975
Louisiana Public Facilities Authority Multifamily, Linlake Ventures Project Series 2006, Rev., VRDO, LIQ : FHLMC, 3.00%, 9/9/2024 (b)	4,750	4,750
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (b)	5,230	5,230
		53,335
Maryland — 1.6%
Maryland Economic Development Corp. Howard Hughes Medical Institute Series 2008B, Rev., VRDO, 2.83%, 9/9/2024 (b)	2,670	2,670
Maryland Health and Higher Educational Facilities Authority, The Johns Hopkins Health System
Series 2024A, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (b)	10,000	10,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maryland — continued
Series 2024 C, Rev., VRDO, 2.88%, 9/9/2024 (b)	12,435	12,435
Tender Option Bond Trust Receipts/Certificates Series 2023-XF3152, Rev., VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	5,615	5,615
		30,720
Massachusetts — 0.6%
Massachusetts Health and Educational Facilities Authority, Museum of Fine Arts Issue Series 2007 A-1, Rev., VRDO, LIQ : Bank of America NA, 4.01%, 9/3/2024 (b)	10,250	10,250
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0582, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	1,215	1,215
		11,465
Michigan — 3.9%
RIB Floater Trust Various States
Series 2022-046, Rev., VRDO, LOC : Barclays Bank plc, 3.95%, 9/3/2024 (a) (b)	23,935	23,935
Series 2022-048, Rev., VRDO, LIQ : Barclays Bank plc, 3.95%, 9/3/2024 (a) (b)	19,800	19,800
Tender Option Bond Trust Receipts/Certificates
Series 2022-XX1259, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	3,605	3,605
Series 2023-XF1667, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	4,550	4,550
Series 2023-XF3143, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	5,600	5,600
Series 2023-XF3151, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	6,345	6,345
Series 2024-XM1171, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	2,500	2,500
Series 2023-XF1581, Rev., VRDO, LIQ : Toronto-Dominion Bank, 2.96%, 9/9/2024 (a) (b)	5,000	5,000
University of Michigan
Series 2012D-1, Rev., VRDO, 3.75%, 9/3/2024 (b)	1,100	1,100
Series 2008 B, Rev., VRDO, 2.84%, 9/9/2024 (b)	4,375	4,375
		76,810
Minnesota — 0.8%
City of Rochester, Mayo Clinic Series 2008B, Rev., VRDO, LIQ : Northern Trust Co. (The), 2.80%, 9/9/2024 (b)	1,750	1,750
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	15

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — continued
Tender Option Bond Trust Receipts/Certificates
Series 2024-CF7001, GO, VRDO, LIQ : Citibank NA, 2.94%, 9/9/2024 (a) (b)	3,400	3,400
Series 2023-XG0523, Rev., VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	9,665	9,665
		14,815
Mississippi — 4.5%
Mississippi Business Finance Corp., Chevron USA, Inc. Project
Series 2011E, Rev., VRDO, 3.90%, 9/3/2024 (b)	12,305	12,305
Series 2023, Rev., VRDO, 3.90%, 9/3/2024 (b)	10,000	10,000
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2007B, Rev., VRDO, 3.90%, 9/3/2024 (b)	10,075	10,075
Series 2007C, Rev., VRDO, 3.90%, 9/3/2024 (b)	4,595	4,595
Series 2009A, Rev., VRDO, 3.90%, 9/3/2024 (b)	9,700	9,700
Series 2009B, Rev., VRDO, 3.90%, 9/3/2024 (b)	7,685	7,685
Series 2009C, Rev., VRDO, 3.90%, 9/3/2024 (b)	6,960	6,960
Series 2009F, Rev., VRDO, 3.90%, 9/3/2024 (b)	6,420	6,420
Series 2009G, Rev., VRDO, 3.90%, 9/3/2024 (b)	7,880	7,880
Series 2010I, Rev., VRDO, 3.90%, 9/3/2024 (b)	2,800	2,800
Series 2010J, Rev., VRDO, 3.90%, 9/3/2024 (b)	4,000	4,000
Series 2011G, Rev., VRDO, 3.90%, 9/3/2024 (b)	5,485	5,485
		87,905
Missouri — 3.5%
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series C, Rev., VRDO, LIQ : BJC Health System, 2.93%, 9/9/2024 (b)	4,940	4,940
Health and Educational Facilities Authority of the State of Missouri, Ranken Technical College Series 2011B, Rev., VRDO, LOC : Northern Trust Co. (The), 3.85%, 9/3/2024 (b)	955	955
Industrial Development Authority of the City of St. Louis Missouri (The), Mid-America Transplant Services Project, Rev., VRDO, LOC : BMO Harris Bank NA, 4.00%, 9/3/2024 (b)	6,610	6,610
Industrial Development Authority of the City of St. Louis Missouri (The), Multi-Family Housing Minerva Place Apartments Series 2012, Rev., VRDO, LOC : FHLMC, 3.12%, 9/9/2024 (b)	1,330	1,330
Missouri Development Finance Board, Nelson Gallery Foundation (The) Series 2008-A, Rev., VRDO, LIQ : US Bank NA, 3.55%, 9/3/2024 (b)	13,075	13,075
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — continued
Missouri Development Finance Board, St. Louis Convention Center Hotel Garage Project Series 2020 C, Rev., VRDO, LOC : US Bank NA, 3.90%, 9/3/2024 (b)	1,025	1,025
RBC Municipal Products, Inc. Trust, Floater Certificates
Series 2024-E-158, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	10,000	10,000
Series C-23, Rev., VRDO, LOC : Royal Bank of Canada, 2.96%, 9/9/2024 (a) (b)	10,000	10,000
Series C-16, Rev., VRDO, LOC : Royal Bank of Canada, 2.97%, 9/9/2024 (a) (b)	11,450	11,450
St. Charles County Industrial Development Authority, Casalon Apartments Project Series 1995, Rev., VRDO, FNMA, LOC : FNMA, 3.02%, 9/9/2024 (b)	3,420	3,420
Tender Option Bond Trust Receipts/Certificates Series 2024-ZF3236, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	5,000	5,000
		67,805
Nebraska — 1.3%
County of Washington, Cargill, Inc., Recovery Zone Facility Project Series 2010B, Rev., VRDO, 2.95%, 9/9/2024 (b)	11,300	11,300
Tender Option Bond Trust Receipts/Certificates
Series 2023-ZF3191, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.94%, 9/9/2024 (a) (b)	7,000	7,000
Series 2023-ZF3168, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	5,985	5,985
Series 2024-YX1335, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	1,910	1,910
		26,195
Nevada — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0494, Rev., VRDO, LIQ : UBS AG, 2.95%, 9/9/2024 (a) (b)	3,995	3,995
New Hampshire — 2.7%
New Hampshire Health and Education Facilities Authority Act, Trustees of Dartmouth College Series 2007B, Rev., VRDO, LIQ : Bank of New York Mellon (The), 3.85%, 9/3/2024 (b)	52,700	52,700
New Jersey — 0.7%
RIB Floater Trust Various States Series 2024-005, GO, BAN, VRDO, LIQ : Barclays Bank plc, 3.89%, 9/3/2024 (a) (b)	13,900	13,900
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — 19.9%
City of New York, Fiscal Year 2008 Series 2008 L-3, GO, VRDO, LOC : Bank of America NA, 3.90%, 9/3/2024 (b)	1,315	1,315
City of New York, Fiscal Year 2012 Series 2012D-3A, GO, VRDO, LIQ : Bank of New York Mellon (The), 3.90%, 9/3/2024 (b)	3,500	3,500
City of New York, Fiscal Year 2013
Series 2013F-3, GO, VRDO, LIQ : Bank of America NA, 3.90%, 9/3/2024 (b)	13,510	13,510
Series 2013, Subseries A-2, GO, VRDO, LOC : Mizuho Bank Ltd., 3.95%, 9/3/2024 (b)	3,740	3,740
Series 2013A-3, GO, VRDO, LOC : Mizuho Bank Ltd., 3.95%, 9/3/2024 (b)	125	125
City of New York, Fiscal Year 2014 Series 2014D-4, GO, VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (b)	3,230	3,230
City of New York, Fiscal Year 2017 Series 2017A-7, GO, VRDO, LOC : BMO Harris Bank NA, 3.91%, 9/3/2024 (b)	4,730	4,730
City of New York, Fiscal Year 2022
Series 2022D, Subseries D-3, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/3/2024 (b)	10,000	10,000
Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.00%, 9/3/2024 (b)	6,875	6,875
City of New York, Fiscal Year 2023
Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 3.80%, 9/3/2024 (b)	30,055	30,055
Series 2023A, Subseries A-4, GO, VRDO, LIQ : TD Bank NA, 3.80%, 9/3/2024 (b)	4,725	4,725
Metropolitan Transportation Authority
Series 2015 E-1, Rev., VRDO, LOC : Barclays Bank plc, 3.90%, 9/3/2024 (b)	34,960	34,960
Series 2020B, Rev., VRDO, LOC : Royal Bank of Canada, 3.95%, 9/3/2024 (b)	10,000	10,000
Subseries 2002D-2B, Rev., VRDO, LOC : Truist Bank, 4.00%, 9/3/2024 (b)	24,350	24,350
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (b)	5,500	5,500
Series 2008A-2A, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (b)	3,000	3,000
New York City Capital Resources Corp., LN Enhanced Assistance Program Series 2008B-1, Rev., VRDO, LOC : Bank of America NA, 2.82%, 9/9/2024 (b)	14,900	14,900
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Housing Development Corp., Multi-Family, 90 Washington Street Series 2005A, Rev., VRDO, LOC : FNMA, 2.91%, 9/9/2024 (b)	22,675	22,675
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution
Series 2007, Subseries CC-2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/3/2024 (b)	400	400
Series 2009BB-2, Rev., VRDO, LIQ : UBS AG, 3.95%, 9/3/2024 (b)	2,225	2,225
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.80%, 9/3/2024 (b)	17,000	17,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2014 Series AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.80%, 9/3/2024 (b)	16,060	16,060
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2021 Series 2021, Subseries EE2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.60%, 9/3/2024 (b)	8,450	8,450
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023
Series 2023, Subseries BB-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.83%, 9/3/2024 (b)	26,610	26,610
Series 2023, Subseries B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.90%, 9/3/2024 (b)	13,225	13,225
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015
Series A-4, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.83%, 9/3/2024 (b)	11,645	11,645
Series 2015A-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.90%, 9/3/2024 (b)	5,015	5,015
Series 2015E-4, Rev., VRDO, LIQ : Bank of America NA, 3.90%, 9/3/2024 (b)	13,155	13,155
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016, Rev., VRDO, LIQ : Bank of America NA, 3.90%, 9/3/2024 (b)	18,700	18,700
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 2018 C-7, Rev., VRDO, LIQ : TD Bank NA, 3.80%, 9/3/2024 (b)	4,725	4,725
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	17

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023
Series 2023, Subseries A-2, Rev., VRDO, LIQ : UBS AG, 3.80%, 9/3/2024 (b)	10,325	10,325
Series 2023, Subseries A3, Rev., VRDO, LIQ : Bank of New York Mellon (The), 3.90%, 9/3/2024 (b)	10,300	10,300
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-146, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/5/2024 (a) (b)	3,275	3,275
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2005B-4C, Rev., VRDO, LOC : US Bank NA, 3.60%, 9/3/2024 (b)	11,410	11,410
Series 2005B-4A, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (b)	5,650	5,650
Trust for Cultural Resources of The City of New York, The Museum of Modern Art Series 2006A-2, Rev., VRDO, 2.80%, 9/9/2024 (b)	15,850	15,850
		391,210
North Carolina — 2.2%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Care System Series 2018 F, Rev., VRDO, 2.93%, 9/9/2024 (b)	17,550	17,550
North Carolina Housing Finance Agency, Homeownership Series 52-C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 3.80%, 9/3/2024 (b)	15,000	15,000
North Carolina Medical Care Commission, First Health of the Carolina Project
Series 2017C, Rev., VRDO, LOC : Truist Bank, 3.75%, 9/3/2024 (b)	5,385	5,385
Series 2017D, Rev., VRDO, LOC : Truist Bank, 3.75%, 9/3/2024 (b)	4,920	4,920
		42,855
North Dakota — 0.8%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2019 B, Rev., VRDO, LIQ : FHLB, 2.90%, 9/9/2024 (b)	15,000	15,000
Ohio — 5.7%
County of Allen Hospital Facilities, Catholic Healthcare Partners Series 2010-C, Rev., VRDO, LOC : Truist Bank, 3.75%, 9/3/2024 (b)	10,000	10,000
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Series 2013B-2, Rev., VRDO, LIQ : TD Bank NA, 3.80%, 9/3/2024 (b)	7,040	7,040
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Ohio State University (The) Series 2023 A1, Rev., VRDO, 2.90%, 9/9/2024 (b)	31,875	31,875
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 3.80%, 9/3/2024 (b)	15,000	15,000
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E132, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/5/2024 (a) (b)	2,065	2,065
Series C-18, Rev., VRDO, LOC : Royal Bank of Canada, 2.96%, 9/9/2024 (a) (b)	9,000	9,000
Series C-22, Rev., VRDO, LOC : Royal Bank of Canada, 2.96%, 9/9/2024 (a) (b)	10,000	10,000
State of Ohio, Cleveland Clinic Health System Series 2019F, Rev., VRDO, LIQ : US Bank NA, 3.50%, 9/3/2024 (b)	5,625	5,625
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0570, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/3/2024 (a) (b)	4,625	4,625
Series 2022-ZL0355, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	3,815	3,815
Series 2023-XG0525, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	6,775	6,775
Series 2024-XF1711, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	3,950	3,950
Series 2022-XL0321, Rev., VRDO, LIQ : Bank of America NA, 2.96%, 9/9/2024 (a) (b)	2,100	2,100
		111,870
Oklahoma — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2023-ZF1636, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	2,785	2,785
Other — 0.3%
Tender Option Bond Trust Receipts/Certificates Series 2024-CF7004, Rev., VRDO, LOC : Citibank NA, 3.04%, 9/9/2024 (a) (b)	5,885	5,885
Pennsylvania — 2.7%
Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2008A, Rev., VRDO, LIQ : Bank of New York Mellon (The), 3.80%, 9/3/2024 (b)	9,105	9,105
Delaware County Industrial Development Authority, United Parcel Service Project, Rev., VRDO, 3.90%, 9/3/2024 (b)	18,050	18,050
RIB Floater Trust Various States Series 2022-044, Rev., VRDO, LIQ : Barclays Bank plc, 3.95%, 9/3/2024 (a) (b)	2,180	2,180
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Tender Option Bond Trust Receipts/Certificates
Series 2023-BAML5029, Rev., VRDO, LOC : Bank of America NA, 4.05%, 9/3/2024 (a) (b)	4,325	4,325
Series 2023-XL0469, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	3,390	3,390
Series 2023-ZL0514, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	2,775	2,775
Series 2024-XG0550, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	6,290	6,290
Series 2024-XG0566, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	2,065	2,065
Series 2024-XF1707, Rev., VRDO, LIQ : Toronto-Dominion Bank, 2.96%, 9/9/2024 (a) (b)	5,330	5,330
		53,510
Rhode Island — 0.3%
Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project, Rev., VRDO, 3.92%, 9/3/2024 (b)	6,000	6,000
South Carolina — 0.1%
South Carolina Public Service Authority Series 2019A, Rev., VRDO, LOC : Bank of America NA, 3.04%, 9/9/2024 (b)	1,145	1,145
South Dakota — 0.1%
South Dakota Housing Development Authority, Homeownership Mortgage Series 2022D, Rev., VRDO, LIQ : FHLB, 2.90%, 9/9/2024 (b)	2,010	2,010
Tennessee — 3.9%
Clarksville Public Building Authority, Pooled Financing
Series 2008, Rev., VRDO, LOC : Bank of America NA, 4.05%, 9/3/2024 (b)	3,800	3,800
Series 2001, Rev., VRDO, LOC : Bank of America NA, 4.06%, 9/3/2024 (b)	3,020	3,020
Series 2009, Rev., VRDO, LOC : Bank of America NA, 3.01%, 9/9/2024 (b)	1,920	1,920
Montgomery County Public Building Authority, Pooled Financing, Tennessee Country Pool Series 2006, Rev., VRDO, LOC : Bank of America NA, 4.03%, 9/3/2024 (b)	9,585	9,585
Montgomery County Public Building Authority, Tenn County Pool, Rev., VRDO, LOC : Bank of America NA, 4.09%, 9/3/2024 (b)	6,000	6,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued
Public Building Authority of Sevier County, Local Government Public Improvement
Series VII-B-2, Rev., VRDO, LOC : Truist Bank, 3.75%, 9/3/2024 (b)	12,120	12,120
Series VII-Q-1, Rev., VRDO, LOC : Truist Bank, 3.75%, 9/3/2024 (b)	16,325	16,325
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF1421, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	6,600	6,600
Series 2022-XL0369, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	5,000	5,000
Series 2018-XF2576, Rev., VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	1,800	1,800
Series 2023-XF1625, Rev., VRDO, LIQ : Toronto-Dominion Bank, 2.96%, 9/9/2024 (a) (b)	4,000	4,000
Series 2024-XG0548, Rev., VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	2,400	2,400
Series 2024-XF1698, Rev., VRDO, LIQ : TD Bank NA, 2.97%, 9/9/2024 (a) (b)	3,720	3,720
		76,290
Texas — 7.6%
City of Austin, Texas Hotel Occupancy Tax, Subordinate Lien Series 2008A, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.92%, 9/9/2024 (b)	7,645	7,645
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project, Rev., VRDO, 3.95%, 9/3/2024 (b)	7,922	7,922
Lubbock Independent School District Series 2006, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 2.97%, 9/9/2024 (b)	7,850	7,850
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2023-G-124, Rev., VRDO, LOC : Royal Bank of Canada, 3.12%, 9/3/2024 (a) (b)	7,500	7,500
State of Texas, Veterans
GO, VRDO, LIQ : Sumitomo Mitsui Banking Corp., 2.85%, 9/9/2024 (b)	4,830	4,830
Series 2011A, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.85%, 9/12/2024 (b)	2,645	2,645
Series 2015A, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.85%, 9/12/2024 (b)	3,010	3,010
State of Texas, Veterans Housing Assistance Program Series 2010C, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.85%, 9/9/2024 (b)	5,220	5,220
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	19

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Series 2012B, Rev., VRDO, 2.85%, 9/9/2024 (b)	20,570	20,570
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3121, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/3/2024 (a) (b)	9,952	9,952
Series 2023-XF3128, GO, VRDO, PSF-GTD, LIQ : UBS AG, 2.94%, 9/9/2024 (a) (b)	1,000	1,000
Series 2023-XF3165, GO, VRDO, PSF-GTD, LIQ : Morgan Stanley Bank NA, 2.94%, 9/9/2024 (a) (b)	6,000	6,000
Series 2023-ZF3201, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.94%, 9/9/2024 (a) (b)	3,000	3,000
Series 2024-XF3238, GO, VRDO, PSF-GTD, LIQ : UBS AG, 2.94%, 9/9/2024 (a) (b)	2,905	2,905
Series 2022-XF1448, GO, VRDO, PSF-GTD, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	2,050	2,050
Series 2022-XL0282, GO, VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	3,440	3,440
Series 2022-XL0360, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	2,760	2,760
Series 2022-XL0362, GO, VRDO, PSF-GTD, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	2,765	2,765
Series 2022-XM1050, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	2,675	2,675
Series 2023-XF1664, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	2,000	2,000
Series 2023-XF3154, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	2,000	2,000
Series 2023-XG0530, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	2,600	2,600
Series 2023-XG0534, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	5,335	5,335
Series 2023-XG0535, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	8,000	8,000
Series 2023-XL0500, Rev., VRDO, LIQ : UBS AG, 2.95%, 9/9/2024 (a) (b)	4,340	4,340
Series 2023-XM1125, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	2,800	2,800
Series 2023-XF1480, GO, VRDO, LIQ : TD Bank NA, 2.96%, 9/9/2024 (a) (b)	4,890	4,890
Series 2023-XF1657, GO, VRDO, PSF-GTD, LIQ : Toronto-Dominion Bank, 2.96%, 9/9/2024 (a) (b)	3,100	3,100
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2023-XG0505, GO, VRDO, PSF-GTD, LIQ : Toronto-Dominion Bank, 2.96%, 9/9/2024 (a) (b)	4,000	4,000
Series 2023-XF3147, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.97%, 9/9/2024 (a) (b)	5,605	5,605
		148,409
Utah — 0.4%
County of Utah, IHC Health Services, Inc. Series 2016 C, Rev., VRDO, LIQ : Bank of New York Mellon (The), 2.90%, 9/9/2024 (b)	7,525	7,525
Virginia — 3.1%
Albemarle County Economic Development Authority, Sentara Martha Jefferson Hospital Series 2018 A, Rev., VRDO, LIQ : TD Bank NA, 2.85%, 9/9/2024 (b)	2,925	2,925
City of Norfolk Series 2007, GO, VRDO, LIQ : Bank of America NA, 2.91%, 9/9/2024 (b)	4,300	4,300
Loudoun County Economic Development Authority, Howard Hughes Medical Institute Series 2003D, Rev., VRDO, 2.83%, 9/9/2024 (b)	3,075	3,075
RBC Municipal Products, Inc. Trust, Floater Certificates Series C-19, Rev., VRDO, LOC : Royal Bank of Canada, 2.96%, 9/9/2024 (a) (b)	5,000	5,000
Tender Option Bond Trust Receipts/Certificates
Series 2022-ZL0267, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	2,250	2,250
Series 2023-XL0489, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	1,800	1,800
Series 2024-XM1176, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	3,300	3,300
Winchester Economic Development Authority, Valley Health System Obligated Group
Series 2024B-1, Rev., VRDO, LOC : Truist Bank, 3.75%, 9/3/2024 (b)	28,875	28,875
Series 2024B-2, Rev., VRDO, LOC : Truist Bank, 3.75%, 9/3/2024 (b)	10,000	10,000
		61,525
Washington — 0.8%
Port of Tacoma, Subordinate Lien Series 2008B, Rev., VRDO, LOC : Bank of America NA, 2.85%, 9/9/2024 (b)	3,900	3,900
State of Washington Series 2023-0012, Class A, GO, VRDO, LIQ : Citibank NA, 2.96%, 9/9/2024 (a) (b)	6,000	6,000
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
Tender Option Bond Trust Receipts/Certificates
Series 2015-XF1017, Rev., VRDO, LOC : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	2,800	2,800
Series 2023-ZL0490, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	1,670	1,670
Series 2023-ZL0491, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	1,670	1,670
		16,040
Wisconsin — 2.2%
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0571, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/3/2024 (a) (b)	1,875	1,875
Series 2022-XL0296, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	5,530	5,530
Series 2023-XF3076, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	3,895	3,895
Series 2023-XL0483, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	2,245	2,245
Series 2024-XF1696, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	4,440	4,440
Series 2024-XG0553, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	1,455	1,455
Series 2024-XL0554, Rev., VRDO, FNMA / GNMA / FHLMC, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	7,500	7,500
Wisconsin Health and Educational Facilities Authority, Medical College of Wisconsin, Inc., (The) Series 2008B, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (b)	2,150	2,150
Wisconsin Housing and Economic Development Authority Home Ownership Series 2016 C, Rev., AMT, VRDO, FNMA COLL, LIQ : Royal Bank of Canada, 2.90%, 9/9/2024 (b)	2,290	2,290
Wisconsin Housing and Economic Development Authority, Home Ownership Series 2019B, Rev., VRDO, FNMA COLL, LIQ : FHLB, 2.90%, 9/9/2024 (b)	12,375	12,375
		43,755
Total Municipal Bonds (Cost $1,821,324)		1,821,324
INVESTMENTS ††	SHARES (000)	VALUE ($000)
Variable Rate Demand Preferred Shares — 7.2%
California — 0.3%
Nuveen California AMT - Free Quality Municipal Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 2.95%, 9/9/2024# (a)	7,000	7,000
New York — 0.7%
Nuveen New York AMT - Free Quality Municipal Income Fund Series 1, LIQ : Royal Bank of Canada, 2.97%, 9/9/2024# (a)	13,600	13,600
Other — 6.2%
Nuveen AMT - Free Municipal Credit Income Fund
Series 6, LIQ : Sumitomo Mitsui Banking Corp., 2.97%, 9/9/2024# (a)	46,700	46,700
Series 5, LIQ : Societe Generale SA, 2.97%, 9/9/2024# (a)	17,400	17,400
Nuveen AMT - Free Quality Municipal Income Fund
Series 5, LOC : Sumitomo Mitsui Banking Corp., 2.97%, 9/9/2024# (a)	5,000	5,000
Series 4, LIQ : Barclays Bank plc, 2.97%, 9/9/2024# (a)	39,400	39,400
Series 3, LIQ : Toronto-Dominion Bank, 2.97%, 9/9/2024# (a)	13,400	13,400
		121,900
Total Variable Rate Demand Preferred Shares (Cost $142,500)		142,500
Total Investments — 100.1% (Cost $1,963,824) *		1,963,824
Liabilities in Excess of Other Assets — (0.1)%		(2,885)
NET ASSETS — 100.0%		1,960,939

Percentages indicated are based on net assets.

Abbreviations
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	21

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2024.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Money Market Funds	August 31, 2024

JPMorgan Securities Lending Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 42.1%
Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 5.33% - 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $100,059. (a)	100,000	100,000
Agency Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, 5.33%, dated 8/30/2024, due 9/3/2024, repurchase price $50,030. (a)	50,000	50,000
Canadian Imperial Bank of Commerce, 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $25,014, collateralized by U.S. Treasury Securities, 0.38% - 4.63%, due 1/31/2025 - 8/15/2053, with a value of $25,515.	25,000	25,000
Fixed Income Clearing Corp., 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $50,030, collateralized by U.S. Treasury Securities, 3.75%, due 12/31/2030, with a value of $51,000.	50,000	50,000
HSBC Securities USA, Inc., 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $25,015, collateralized by FNMA, 2.00% - 4.00%, due 11/1/2048 - 8/1/2051, with a value of $25,515.	25,000	25,000
ING Financial Markets LLC, 5.33%, dated 8/30/2024, due 9/3/2024, repurchase price $25,015, collateralized by GNMA, 2.50%, due 9/20/2051 - 2/20/2052, with a value of $25,515.	25,000	25,000
Total Repurchase Agreements (Cost $275,000)		275,000
U.S. Treasury Obligations — 1.8%
U.S. Treasury Notes, (US Treasury 3 Month Bill Money Market Yield + 0.18%), 5.23%, 9/3/2024 (b)(Cost $11,993)	12,000	11,985
Short Term Investments — 56.6%
Commercial Paper — 24.3%
Barclays Bank plc (United Kingdom), 0.00%, 9/3/2024 (c)	20,000	19,988
Canadian Imperial Bank of Commerce (Canada), 0.00%, 9/3/2024 (c)	20,000	19,988
China Construction Bank Corp. (China), 0.00%, 9/3/2024 (c)	20,000	19,988
Credit Agricole Corporate and Investment Bank (France), 0.00%, 9/3/2024	20,000	19,988
Federation des Caisses Desjardins du Quebec (Canada), 0.00%, 9/3/2024 (c)	25,000	24,986
Industrial & Commercial Bank of China Ltd. (China), 0.00%, 9/3/2024 (c)	20,000	19,988
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Nationwide Building Society (United Kingdom), 0.00%, 9/3/2024 (c)	25,000	24,985
Svenska Handelsbanken AB (Sweden), 0.00%, 9/3/2024 (c)	8,900	8,895
Total Commercial Paper (Cost $158,853)		158,806
U.S. Treasury Obligations — 17.7%
U.S. Treasury Bills
5.26%, 10/1/2024 (d)	10,000	9,960
5.26%, 10/22/2024 (d)	20,000	19,861
5.26%, 10/29/2024 (d)	10,000	9,921
5.22%, 11/14/2024 (d)	10,000	9,900
5.18%, 11/26/2024 (d)	10,000	9,884
5.24%, 11/29/2024 (d)	10,000	9,880
5.15%, 12/3/2024 (d)	10,000	9,875
5.06%, 12/10/2024 (d)	6,000	5,920
5.05%, 12/17/2024 (d)	6,000	5,914
5.00%, 12/24/2024 (d)	4,000	3,939
5.09%, 1/23/2025 (d)	8,000	7,850
5.03%, 1/30/2025 (d)	10,000	9,804
4.88%, 2/20/2025 (d)	3,000	2,933
Total U.S. Treasury Obligations (Cost $115,567)		115,641
Time Deposits — 14.6%
Credit Agricole Corporate and Investment Bank 5.32%, 9/3/2024	4,948	4,948
Erste Group Bank AG 5.33%, 9/3/2024	25,000	25,000
Mizuho Bank Ltd. 5.33%, 9/3/2024	20,000	20,000
Royal Bank of Canada 5.33%, 9/3/2024	20,000	20,000
Skandinaviska Enskilda Banken AB 5.33%, 9/3/2024	25,000	25,000
Total Time Deposits (Cost $94,948)		94,948
Total Short Term Investments (Cost $369,368)		369,395
Total Investments — 100.5% (Cost $656,361)		656,380
Liabilities in Excess of Other Assets — (0.5)%		(3,224)
NET ASSETS — 100.0%		653,156

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	23

JPMorgan Securities Lending Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
Abbreviations
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(a)
Agency Joint Trading Account II, III - At August 31,
2024, the Fund had proportionate interests in the
Agency Joint Trading Account II and III with a maturity
date of September 3, 2024, as follows for JPMorgan
Securities Lending Money Market Fund (amounts in
thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Agency Joint Trading Account II	$100,000	$100,059	$138,631
Agency Joint Trading Account III	50,000	50,030	83,368

Repurchase Agreements - At August 31, 2024, the Principal Amounts of the Fund's interests in the Agency Joint Trading Account II, III were as follows (amounts in thousands):

Counterparty	Interest Rate	Securities Lending Money Market Fund
Agency Joint Trading Account II
BofA Securities, Inc.	5.33%	$67,797
Citigroup Global Markets Holdings, Inc.	5.34%	32,203
Total		100,000
Agency Joint Trading Account III
BNP Paribas SA	5.33%	50,000

At August 31, 2024, the Agency Joint Trading Account II, III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Agency Joint Trading Account II
FFCB	1.75%-5.62%	2/14/2025-2/3/2050
FHLB	0.00%-5.68%	9/9/2024-1/27/2042
FHLMC	0.00%-7.50%	9/26/2024-8/1/2054
FNMA	0.00%-7.50%	6/17/2025-8/1/2054
GNMA	1.50%-7.50%	4/15/2029-4/20/2073
Tennessee Valley Authority	0.00%	9/15/2035-9/15/2065
U.S. Treasury Securities	0.00%-4.25%	11/15/2024-8/15/2054
Agency Joint Trading Account III
FHLMC	2.40%-7.50%	5/25/2025-8/1/2054
FNMA	0.00%-7.50%	6/1/2026-6/1/2054

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	The rate shown is the effective yield as of August 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Money Market Funds	August 31, 2024

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 12.1%
BMO Capital Markets Corp., 5.42%, dated 8/30/2024, due 9/6/2024, repurchase price $20,021, collateralized by Asset-Backed Securities, 0.00% - 12.31%, due 3/15/2027 - 7/26/2066, Collateralized Mortgage Obligations, 3.26% - 7.71%, due 2/25/2035 - 10/25/2063, Corporate Notes and Bonds, 1.65% - 7.63%, due 2/1/2025 - 5/20/2032, FNMA, 15.95% - 16.35%, due 3/25/2042 - 5/27/2042, GNMA, 4.00% - 6.10%, due 7/20/2052 - 9/20/2066 and U.S. Treasury Securities, 0.88% - 1.13%, due 6/30/2026 - 1/15/2033, with a value of $21,598.	20,000	20,000
BMO Capital Markets Corp., 5.42%, dated 8/30/2024, due 9/6/2024, repurchase price $20,021, collateralized by Asset-Backed Securities, 0.00% - 12.79%, due 1/15/2031 - 7/25/2063, Collateralized Mortgage Obligations, 0.03% - 8.10%, due 10/25/2028 - 7/25/2064, Corporate Notes and Bonds, 1.35% - 5.79%, due 12/2/2024 - 3/1/2052, FHLMC, 3.00% - 4.50%, due 12/15/2043 - 1/15/2047, FNMA, 4.00%, due 1/25/2042 , GNMA, 2.50% - 6.17%, due 3/20/2046 - 12/20/2071 and U.S. Treasury Securities, 1.13% - 2.00%, due 2/15/2025 - 1/15/2033, with a value of $21,700.	20,000	20,000
BNP Paribas SA, 5.40%, dated 8/30/2024, due 9/3/2024, repurchase price $845,507, collateralized by Asset-Backed Securities, 1.38% - 7.75%, due 9/15/2026 - 12/25/2068, Collateralized Mortgage Obligations, 6.41% - 6.63%, due 9/15/2033 - 11/15/2034, Corporate Notes and Bonds, 1.10% - 9.00%, due 3/14/2025 - 5/2/2084^^, FNMA, 4.25% - 15.95%, due 11/25/2024 - 4/25/2062 and Sovereign Government Securities, 2.38% - 5.10%, due 10/17/2024 - 4/16/2050, with a value of $903,720.	845,000	845,000
BNP Paribas SA, 5.67%, dated 8/30/2024, due 10/4/2024, repurchase price $512,811, collateralized by Asset-Backed Securities, 0.00% - 11.93%, due 7/15/2026 - 5/25/2067, Corporate Notes and Bonds, 1.99% - 15.70%, due 10/25/2024 - 12/31/2079^^ and Sovereign Government Securities, 3.50%, due 7/9/2041, with a value of $561,079.	510,000	510,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BofA Securities, Inc., 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $50,030, collateralized by Commercial Paper, 0.00% - 99.00%, due 11/18/2024 - 12/5/2024, with a value of $52,500.	50,000	50,000
BofA Securities, Inc., 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $100,059, collateralized by Commercial Paper, 0.00% - 5.53%, due 9/13/2024 - 2/28/2025, with a value of $105,000.	100,000	100,000
BofA Securities, Inc., 5.39%, dated 8/30/2024, due 9/4/2024, repurchase price $75,056, collateralized by Asset-Backed Securities, 1.53% - 10.85%, due 4/19/2027 - 7/25/2065, with a value of $79,500.	75,000	75,000
BofA Securities, Inc., 5.39%, dated 8/30/2024, due 9/5/2024, repurchase price $50,045, collateralized by Commercial Paper, 0.00%, due 10/25/2024 and Corporate Notes and Bonds, 1.82% - 8.15%, due 10/1/2024 - 7/15/2064, with a value of $52,500.	50,000	50,000
BofA Securities, Inc., 5.75%, dated 8/30/2024, due 12/3/2024, repurchase price $248,718, collateralized by Asset-Backed Securities, 0.00% - 7.00%, due 4/17/2025 - 7/25/2037, Collateralized Mortgage Obligations, 0.00% - 9.19%, due 9/15/2025 - 8/25/2064, Commercial Paper, 5.61%, due 2/5/2025, Corporate Notes and Bonds, 0.00% - 8.50%, due 2/24/2028 - 5/20/2036, FNMA, 9.35% - 17.21%, due 12/27/2033 - 5/28/2052 and Sovereign Government Securities, 6.00% - 11.95%, due 11/15/2026 - 8/5/2031, with a value of $264,593.	245,000	245,000
Fixed Income Clearing Corp., 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $3,001,773, collateralized by U.S. Treasury Securities, 0.25% - 4.13%, due 1/15/2025 - 1/31/2031, with a value of $3,060,000.	3,000,000	3,000,000
Goldman Sachs & Co. LLC, 5.67%, dated 8/30/2024, due 10/29/2024, repurchase price $423,969, collateralized by Asset-Backed Securities, 0.00% - 3.75%, due 4/28/2031 - 4/20/2062, Corporate Notes and Bonds, 2.50% - 6.63%, due 3/1/2025 - 9/1/2031, FHLMC, 3.00% - 5.50%, due 11/1/2029 - 5/1/2054 and FNMA, 2.91% - 7.50%, due 7/1/2029 - 8/1/2054, with a value of $428,507.	420,000	420,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	25

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Goldman Sachs & Co. LLC, 5.70%, dated 8/30/2024, due 10/29/2024, repurchase price $403,800, collateralized by Corporate Notes and Bonds, 0.00% - 9.75%, due 2/15/2025 - 8/1/2044, FNMA, 3.00% - 5.25%, due 7/25/2039 - 5/25/2044, GNMA, 4.00% - 6.00%, due 8/16/2039 - 8/20/2053, Sovereign Government Securities, 0.00% - 5.75%, due 10/27/2027 - 7/9/2041 and U.S. Treasury Securities, 0.00% - 5.18%, due 10/31/2024 - 5/15/2052, with a value of $408,428.	400,000	400,000
HSBC Securities USA, Inc., 5.43%, dated 8/30/2024, due 9/3/2024, repurchase price $85,051, collateralized by Corporate Notes and Bonds, 1.10% - 9.00%, due 4/30/2025 - 12/31/2079^^, Sovereign Government Securities, 4.40% - 5.25%, due 6/6/2027 - 11/25/2027 and U.S. Treasury Securities, 0.00% - 1.88%, due 8/31/2024 - 5/15/2038, with a value of $89,304.	85,000	85,000
ING Financial Markets LLC, 5.60%, dated 8/30/2024, due 9/30/2024, repurchase price $452,170, collateralized by Common Stocks, with a value of $490,536.	450,000	450,000
Pershing LLC, 5.72%, dated 8/30/2024, due 11/29/2024, repurchase price $101,446, collateralized by U.S. Treasury Securities, 0.00% - 5.24%, due 8/31/2024 - 11/15/2053, with a value of $103,491.	100,000	100,000
RBC Capital Markets LLC, 5.43%, dated 8/30/2024, due 9/3/2024, repurchase price $150,091, collateralized by Collateralized Mortgage Obligations, 4.74%, due 8/25/2028, Commercial Paper, 0.00%, due 10/3/2024 - 10/28/2024 and Corporate Notes and Bonds, 0.95% - 8.13%, due 10/29/2024 - 8/1/2052^^, with a value of $157,537.	150,000	150,000
Societe Generale SA, 5.39%, dated 8/30/2024, due 9/3/2024, repurchase price $175,105, collateralized by Collateralized Mortgage Obligations, 3.00%, due 1/18/2052, Corporate Notes and Bonds, 0.00% - 8.75%, due 9/30/2024 - 12/31/2079^^, FNMA, 8.85%, due 3/25/2042, Sovereign Government Securities, 0.55% - 6.46%, due 9/17/2024 - 7/6/2046^^ and U.S. Treasury Securities, 0.00% - 0.13%, due 11/15/2025 - 11/15/2026, with a value of $184,124.	175,000	175,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 5.46%, dated 8/30/2024, due 9/3/2024, repurchase price $60,036, collateralized by Asset-Backed Securities, 5.69% - 6.60%, due 8/25/2036 - 5/25/2037, Collateralized Mortgage Obligations, 3.35% - 11.59%, due 9/15/2034 - 8/25/2047, Corporate Notes and Bonds, 2.90% - 13.38%, due 9/20/2025 - 8/15/2052^^, FNMA, 10.60% - 11.10%, due 3/25/2042 - 9/25/2042 and Sovereign Government Securities, 2.78% - 9.38%, due 2/4/2025 - 4/16/2043^^, with a value of $64,640.	60,000	60,000
Societe Generale SA, 5.47%, dated 8/30/2024, due 9/3/2024, repurchase price $75,046, collateralized by Asset-Backed Securities, 5.77%, due 8/25/2036, Collateralized Mortgage Obligations, 2.92% - 11.59%, due 9/15/2034 - 11/25/2051, Corporate Notes and Bonds, 0.00% - 13.38%, due 4/1/2025 - 11/26/2084^^, FNMA, 10.60% - 11.10%, due 3/25/2042 - 3/25/2043 and Sovereign Government Securities, 4.63% - 9.88%, due 2/4/2025 - 1/30/2060, with a value of $80,908.	75,000	75,000
Societe Generale SA, 5.40%, dated 8/30/2024, due 9/4/2024, repurchase price $200,150, collateralized by Collateralized Mortgage Obligations, 3.00%, due 1/18/2052, Corporate Notes and Bonds, 0.90% - 8.75%, due 1/9/2025 - 12/31/2079^^ and Sovereign Government Securities, 2.78% - 6.38%, due 11/16/2027 - 5/14/2049^^, with a value of $210,238.	200,000	200,000
Societe Generale SA, 5.40%, dated 8/30/2024, due 9/6/2024, repurchase price $135,142, collateralized by Collateralized Mortgage Obligations, 1.14% - 3.00%, due 1/10/2048 - 1/18/2052, Corporate Notes and Bonds, 1.35% - 8.75%, due 9/15/2024 - 12/31/2079 and Sovereign Government Securities, 0.75% - 6.46%, due 10/26/2024 - 5/14/2049^^, with a value of $141,929.	135,000	135,000
Societe Generale SA, 5.70%, dated 8/30/2024, due 11/12/2024, repurchase price $171,992, collateralized by Asset-Backed Securities, 5.69%, due 5/25/2037, Collateralized Mortgage Obligations, 3.02% - 11.59%, due 9/15/2034 - 10/25/2045, Corporate Notes and Bonds, 0.00% - 13.38%, due 6/16/2025 - 12/31/2079^^, FNMA, 10.85%, due 3/25/2043 and Sovereign Government Securities, 2.78% - 8.95%, due 1/7/2025 - 3/12/2045^^, with a value of $186,272.	170,000	170,000
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
TD Securities USA LLC, 5.40%, dated 8/30/2024, due 9/3/2024, repurchase price $50,030, collateralized by Municipal Debt Securities, 4.84% - 8.00%, due 9/1/2029 - 4/1/2057, with a value of $52,536.	50,000	50,000
TD Securities USA LLC, 5.43%, dated 8/30/2024, due 9/3/2024, repurchase price $100,060, collateralized by Corporate Notes and Bonds, 3.25% - 11.50%, due 9/1/2026 - 5/19/2032, with a value of $108,066.	100,000	100,000
TD Securities USA LLC, 5.42%, dated 8/30/2024, due 9/6/2024, repurchase price $300,316, collateralized by Corporate Notes and Bonds, 3.75% - 7.50%, due 3/21/2025 - 10/15/2047, with a value of $316,526.	300,000	300,000
TD Securities USA LLC, 5.45%, dated 8/30/2024, due 9/6/2024, repurchase price $110,117, collateralized by Corporate Notes and Bonds, 4.63% - 11.88%, due 6/15/2025 - 8/1/2032, with a value of $119,322.	110,000	110,000
TD Securities USA LLC, 5.67%, dated 8/30/2024, due 10/8/2024, repurchase price $75,461, collateralized by Corporate Notes and Bonds, 1.10% - 13.38%, due 1/22/2025 - 5/15/2064, FNMA, 6.50% - 7.00%, due 8/1/2054, GNMA, 2.44% - 7.50%, due 11/20/2053 - 6/15/2064 and Municipal Debt Securities, 3.90% - 5.00%, due 7/1/2033 - 11/1/2039, with a value of $81,332.	75,000	75,000
Wells Fargo Securities LLC, 5.46%, dated 8/30/2024, due 9/3/2024, repurchase price $40,024, collateralized by Certificates of Deposit, 0.00% - 5.90%, due 9/6/2024 - 4/4/2030, with a value of $42,045.	40,000	40,000
Wells Fargo Securities LLC, 5.77%, dated 8/30/2024, due 11/4/2024, repurchase price $35,370, collateralized by Certificates of Deposit, 0.00% - 6.00%, due 9/5/2024 - 12/3/2029, with a value of $37,281.	35,000	35,000
Wells Fargo Securities LLC, 5.77%, dated 8/30/2024, due 11/19/2024, repurchase price $50,649, collateralized by Certificates of Deposit, 0.00% - 5.95%, due 2/7/2025 - 3/20/2025, with a value of $53,258.	50,000	50,000
Wells Fargo Securities LLC, 5.77%, dated 8/30/2024, due 11/22/2024, repurchase price $121,616, collateralized by Certificates of Deposit, 0.00% - 6.00%, due 9/26/2024 - 5/3/2030, with a value of $127,778.	120,000	120,000
Total Repurchase Agreements (Cost $8,215,000)		8,215,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 0.4%
Banks — 0.4%
Barclays Bank plc (United Kingdom)
(OBFR + 0.20%), 5.52%, 9/3/2024 (a) (b)	105,000	105,000
(OBFR + 0.20%), 5.52%, 9/3/2024 (a) (b)	145,000	145,000
Total Corporate Bonds (Cost $250,000)		250,000
Municipal Bonds — 0.3%
Colorado — 0.0% ^
Colorado Housing and Finance Authority, Single Family Mortgage Series 2023 N-2, Class 1, Rev., VRDO, GNMA COLL, LIQ : Royal Bank of Canada, 5.35%, 9/9/2024 (c)	8,000	8,000
Illinois — 0.0% ^
Illinois Housing Development Authority Series 2023 M, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 5.35%, 9/9/2024 (c)	20,000	20,000
Iowa — 0.1%
Iowa Student Loan Liquidity Corp., Student Loan Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 5.38%, 9/9/2024 (c)	36,500	36,500
New Hampshire — 0.1%
New Hampshire Business Finance Authority, Hanwa Q Cells USA, Inc., Project Series 2024A, Rev., VRDO, LOC : Kookmin Bank, 5.54%, 9/9/2024 (a) (c)	89,000	89,000
Texas — 0.1%
North Texas Higher Education Authority, Inc. Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 5.38%, 9/9/2024 (c)	17,600	17,600
State of Texas, Veterans Series 2023A, GO, VRDO, LIQ : Texas State Comptroller, 5.40%, 9/9/2024 (c)	20,900	20,900
		38,500
Total Municipal Bonds (Cost $192,000)		192,000
Short Term Investments — 87.0%
Time Deposits — 30.7%
ABN AMRO Bank NV (Netherlands) 5.33%, 9/6/2024	200,000	200,000
Agricultural Bank of China Ltd.
5.35%, 9/3/2024	500,000	500,000
5.38%, 9/3/2024	125,000	125,000
5.38%, 9/6/2024	100,000	100,000
Australia & New Zealand Banking Group Ltd.
5.33%, 9/3/2024	485,000	485,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	27

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Time Deposits — continued
5.33%, 9/4/2024	270,000	270,000
5.33%, 9/5/2024	330,000	330,000
5.33%, 9/6/2024	400,000	400,000
Bank of Montreal 5.33%, 9/3/2024	350,000	350,000
China Construction Bank Corp. 5.35%, 9/3/2024	400,000	400,000
Credit Agricole Corporate and Investment Bank
5.32%, 9/3/2024	647,352	647,352
5.34%, 9/3/2024	100,000	100,000
5.34%, 9/5/2024	250,000	250,000
5.34%, 9/6/2024	300,000	300,000
DNB Bank ASA 5.32%, 9/3/2024	1,750,000	1,750,000
Erste Group Bank AG 5.33%, 9/3/2024	1,400,000	1,400,000
First Abu Dhabi Bank USA NV
5.33%, 9/3/2024	1,600,000	1,600,000
5.34%, 9/3/2024	200,000	200,000
Industrial & Commercial Bank of China Ltd.
5.35%, 9/3/2024	900,000	900,000
5.35%, 9/3/2024	600,000	600,000
ING Bank NV (Netherlands)
5.33%, 9/4/2024	100,000	100,000
5.33%, 9/5/2024	700,000	700,000
KBC Bank NV 5.33%, 9/3/2024	750,000	750,000
Landesbank Hessen-Thueringen Girozentrale
5.33%, 9/4/2024	75,000	75,000
5.33%, 9/5/2024	300,000	300,000
5.33%, 9/6/2024	200,000	200,000
Mizuho Bank Ltd.
5.33%, 9/3/2024	600,000	600,000
5.34%, 9/3/2024	1,200,000	1,200,000
5.35%, 9/6/2024	100,000	100,000
National Bank of Canada 5.33%, 9/3/2024	960,000	960,000
Royal Bank of Canada
5.33%, 9/3/2024	700,000	700,000
5.33%, 9/3/2024	250,000	250,000
Skandinaviska Enskilda Banken AB
5.33%, 9/3/2024	1,400,000	1,400,000
5.33%, 9/3/2024	800,000	800,000
Svenska Handelsbanken AB 5.32%, 9/3/2024	1,000,000	1,000,000
Swedbank AB 5.32%, 9/3/2024	750,000	750,000
Total Time Deposits (Cost $20,792,352)		20,792,352
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — 28.5%
ABN AMRO Funding USA LLC (Netherlands), 0.00%, 9/3/2024 (a)	267,000	266,921
Antalis SA (France), 0.00%, 9/13/2024 (a)	150,000	149,729
Australia & New Zealand Banking Group Ltd. (Australia)
(SOFR + 0.17%), 5.50%, 9/3/2024 (a) (b)	60,000	60,000
(SOFR + 0.20%), 5.53%, 9/3/2024 (a) (b)	67,000	67,000
(SOFR + 0.25%), 5.58%, 9/3/2024 (a) (b)	50,000	50,000
0.00%, 10/8/2024 (a)	123,000	122,355
0.00%, 10/21/2024 (a)	150,000	148,885
0.00%, 11/26/2024 (a)	91,000	89,844
0.00%, 12/3/2024 (a)	75,000	73,967
0.00%, 12/16/2024 (a)	110,000	108,283
0.00%, 1/6/2025 (a)	112,000	109,902
Bank of Montreal (Canada)
0.00%, 9/9/2024	37,000	36,954
0.00%, 10/25/2024	173,000	171,638
0.00%, 11/13/2024	175,000	173,144
0.00%, 11/14/2024	55,000	54,388
0.00%, 3/18/2025	24,000	23,324
0.00%, 4/3/2025	13,000	12,604
0.00%, 4/8/2025	39,000	37,781
0.00%, 4/30/2025	31,000	29,900
0.00%, 5/28/2025	50,000	48,179
0.00%, 7/1/2025	120,000	114,804
Bank of Nova Scotia (The) (Canada), (SOFR + 0.17%), 5.50%, 9/3/2024 (a) (b)	113,000	113,000
Banque et Caisse d'Epargne de l'Etat (Luxembourg), 0.00%, 2/4/2025	37,000	36,218
Barclays Bank plc (United Kingdom), 0.00%, 11/26/2024 (a)	55,000	54,293
Barton Capital SA (France)
0.00%, 9/3/2024 (a)	320,000	319,905
(SOFR + 0.19%), 5.52%, 9/3/2024 (a) (b)	25,000	25,000
BNP Paribas SA (France)
(SOFR + 0.20%), 5.53%, 9/3/2024 (b)	130,000	130,000
0.00%, 2/7/2025	143,000	139,899
0.00%, 2/18/2025	80,000	78,141
0.00%, 3/11/2025	130,000	126,358
BNZ International Funding Ltd. (New Zealand)
(SOFR + 0.14%), 5.48%, 9/3/2024 (a) (b)	25,000	25,000
0.00%, 9/20/2024 (a)	89,000	88,747
0.00%, 9/26/2024 (a)	165,000	164,382
BofA Securities, Inc., 0.00%, 9/13/2024	50,000	49,912
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
BPCE SA (France)
0.00%, 9/3/2024 (a)	146,000	145,956
(SOFR + 0.15%), 5.48%, 9/3/2024 (a) (b)	125,000	125,000
0.00%, 11/21/2024 (a)	50,000	49,415
Caisse d'Amortissement de la Dette Sociale (France)
0.00%, 12/13/2024 (a)	20,000	19,696
4.95%, 2/27/2025 (a) (d)	25,000	24,400
0.00%, 3/3/2025 (a)	30,000	29,265
Canadian Imperial Bank of Commerce (Canada)
0.00%, 9/3/2024 (a)	365,000	364,892
0.00%, 5/27/2025 (a)	70,000	67,277
0.00%, 6/6/2025 (a)	111,000	106,588
0.00%, 7/2/2025 (a)	125,000	119,569
Canadian Imperial Holdings, Inc. (Canada)
0.00%, 2/18/2025	37,000	36,104
0.00%, 4/17/2025 (a)	60,000	58,089
Chesham Finance Ltd. (Cayman Islands)Series 2, 0.00%, 9/3/2024 (a)	80,000	79,976
Citigroup Global Markets, Inc., 0.00%, 1/9/2025 (a)	77,000	75,515
Commonwealth Bank of Australia (Australia)
(SOFR + 0.17%), 5.50%, 9/3/2024 (a) (b)	98,000	98,000
(SOFR + 0.25%), 5.58%, 9/3/2024 (a) (b)	67,000	67,000
Cooperatieve Rabobank UA (Netherlands), 0.00%, 9/3/2024	1,000,000	999,704
Credit Industriel et Commercial (France), 0.00%, 2/14/2025 (a)	176,000	172,003
DBS Bank Ltd. (Singapore), 0.00%, 11/22/2024 (a)	25,000	24,706
Dexia Credit Local (Belgium), 0.00%, 3/3/2025 (a)	207,000	201,994
DNB Bank ASA (Norway)
0.00%, 9/25/2024 (a)	56,000	55,809
0.00%, 11/7/2024 (a)	105,000	103,929
0.00%, 11/29/2024 (a)	190,000	187,614
0.00%, 1/2/2025 (a)	44,000	43,263
0.00%, 2/3/2025 (a)	125,000	122,423
0.00%, 4/1/2025 (a)	12,000	11,638
DZ Bank AG (Germany), 0.00%, 9/3/2024 (a)	1,366,000	1,365,596
European Investment Bank (Luxembourg), 0.00%, 4/17/2025	50,000	48,437
Federation des Caisses Desjardins du Quebec (Canada)
5.34%, 9/6/2024 (d)	150,000	149,889
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
0.00%, 12/16/2024 (a)	100,000	98,445
First Abu Dhabi Bank PJSC
0.00%, 9/23/2024 (a)	166,000	165,483
0.00%, 9/24/2024 (a)	104,000	103,661
0.00%, 10/3/2024 (a)	110,000	109,501
0.00%, 1/2/2025 (a)	180,000	176,768
0.00%, 1/7/2025 (a)	125,000	122,665
0.00%, 2/28/2025 (a)	170,000	165,470
0.00%, 4/21/2025 (a)	220,000	212,840
Great Bear Funding LLC, (OBFR + 0.23%), 5.55%, 9/3/2024 (a) (b)	160,000	160,000
GTA Funding LLC
0.00%, 9/6/2024 (a)	21,000	20,985
0.00%, 9/20/2024 (a)	67,000	66,812
ING US Funding LLC (Netherlands)
0.00%, 9/3/2024 (a)	32,000	31,990
0.00%, 9/3/2024	40,000	39,988
(SOFR + 0.20%), 5.55%, 9/3/2024 (a) (b)	45,000	45,000
(SOFR + 0.23%), 5.58%, 9/3/2024 (a) (b)	78,000	78,000
(SOFR + 0.24%), 5.59%, 9/3/2024 (b)	140,000	140,000
0.00%, 9/4/2024 (a)	120,000	119,946
0.00%, 10/8/2024 (a)	103,000	102,459
0.00%, 11/1/2024 (a)	65,000	64,450
0.00%, 11/19/2024 (a)	133,000	131,439
0.00%, 11/22/2024	35,000	34,585
0.00%, 12/6/2024 (a)	60,000	59,154
0.00%, 12/16/2024	80,000	78,768
0.00%, 12/23/2024 (a)	42,000	41,312
0.00%, 2/10/2025 (a)	75,000	73,220
0.00%, 2/18/2025 (a)	111,000	108,311
0.00%, 3/5/2025	202,000	196,997
0.00%, 3/10/2025 (a)	120,000	116,662
0.00%, 4/17/2025 (a)	50,000	48,410
0.00%, 4/29/2025 (a)	188,000	181,821
Kingdom of the Netherlands (Netherlands), 0.00%, 9/3/2024 (a)	400,000	399,882
Korea Development Bank (The) (South Korea), 0.00%, 1/21/2025	46,000	45,051
Landesbank Baden-Wurttemberg (Germany), 0.00%, 9/3/2024	170,000	169,950
Liberty Street Funding LLC
5.41%, 11/4/2024 (d)	15,000	14,857
5.41%, 11/5/2024 (d)	25,000	24,758
5.41%, 11/7/2024 (d)	25,000	24,751
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	29

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
0.00%, 12/27/2024 (a)	65,000	63,878
0.00%, 2/7/2025 (a)	25,000	24,458
LMA-Americas LLC
0.00%, 10/29/2024 (a)	50,600	50,161
0.00%, 1/9/2025 (a)	82,500	80,921
Macquarie Bank Ltd. (Australia)
(SOFR + 0.18%), 5.53%, 9/3/2024 (a) (b)	44,000	44,000
(SOFR + 0.18%), 5.53%, 9/3/2024 (a) (b)	70,000	70,000
(SOFR + 0.19%), 5.54%, 9/3/2024 (a) (b)	46,000	46,000
(SOFR + 0.20%), 5.55%, 9/3/2024 (a) (b)	25,000	25,000
(SOFR + 0.23%), 5.58%, 9/3/2024 (a) (b)	25,000	25,000
(SOFR + 0.25%), 5.60%, 9/3/2024 (a) (b)	140,000	140,000
0.00%, 1/13/2025 (a)	53,000	51,972
National Australia Bank Ltd. (Australia)
(SOFR + 0.16%), 5.49%, 9/3/2024 (a) (b)	90,000	90,000
(SOFR + 0.20%), 5.53%, 9/3/2024 (a) (b)	110,000	110,000
(SOFR + 0.25%), 5.58%, 9/3/2024 (a) (b)	125,000	125,000
(SOFR + 0.52%), 5.85%, 9/3/2024 (a) (b)	15,000	15,000
National Bank of Canada (Canada)
(SOFR + 0.29%), 5.62%, 9/3/2024 (a) (b)	183,000	183,000
0.00%, 9/9/2024 (a)	55,000	54,936
0.00%, 9/18/2024 (a)	70,000	69,824
0.00%, 4/16/2025 (a)	215,000	208,174
National Westminster Bank plc (United Kingdom), 0.00%, 9/6/2024 (a)	120,000	119,911
Natixis SA (France)
0.00%, 9/27/2024	35,000	34,870
0.00%, 2/14/2025	25,000	24,391
NatWest Markets plc (United Kingdom)Series G, 0.00%, 9/4/2024 (a)	350,000	349,845
Nieuw Amsterdam Receivables Corp., 0.00%, 1/13/2025 (a)	40,000	39,223
Nordea Bank Abp (Finland), 0.00%, 2/18/2025 (a)	63,000	61,475
Norfina Ltd. (Australia), 0.00%, 10/17/2024 (a)	50,000	49,654
Old Line Funding LLC
(SOFR + 0.16%), 5.51%, 9/3/2024 (a) (b)	70,000	70,000
(SOFR + 0.21%), 5.56%, 9/3/2024 (a) (b)	200,000	200,000
(SOFR + 0.26%), 5.61%, 9/3/2024 (a) (b)	75,000	75,000
(SOFR + 0.26%), 5.61%, 9/3/2024 (a) (b)	50,000	50,000
0.00%, 1/15/2025 (a)	54,000	52,945
Oversea-Chinese Banking Corp. Ltd. (Singapore), (SOFR + 0.14%), 5.47%, 9/3/2024 (a) (b)	73,000	73,000
Podium Funding Trust (Canada), (SOFR + 0.19%), 5.52%, 9/3/2024 (b)	55,000	55,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Procter & Gamble Co. (The)
0.00%, 4/10/2025 (a)	30,000	29,125
0.00%, 4/11/2025 (a)	44,000	42,711
0.00%, 4/22/2025 (a)	50,000	48,463
Royal Bank of Canada (Canada)
0.00%, 9/19/2024 (a)	84,000	83,764
0.00%, 10/11/2024 (a)	57,000	56,642
0.00%, 10/16/2024 (a)	125,000	124,116
0.00%, 11/5/2024 (a)	100,000	99,011
Santander UK plc (United Kingdom)
0.00%, 9/11/2024	130,000	129,806
0.00%, 10/11/2024	195,000	193,843
Sheffield Receivables Co. LLC (United Kingdom)
(SOFR + 0.18%), 5.51%, 9/3/2024 (a) (b)	25,000	25,000
0.00%, 9/10/2024 (a)	20,000	19,974
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.17%), 5.52%, 9/3/2024 (a) (b)	50,000	50,000
(SOFR + 0.20%), 5.55%, 9/3/2024 (a) (b)	50,000	50,000
(SOFR + 0.24%), 5.59%, 9/3/2024 (a) (b)	130,000	130,000
(SOFR + 0.25%), 5.60%, 9/3/2024 (a) (b)	67,000	67,000
0.00%, 2/18/2025 (a)	63,000	61,474
Societe Generale SA (France), 0.00%, 12/2/2024 (a)	120,000	118,355
Standard Chartered Bank (United Kingdom)
0.00%, 9/3/2024 (a)	75,000	74,978
0.00%, 2/10/2025 (a)	23,000	22,492
Starbird Funding Corp.
(SOFR + 0.19%), 5.52%, 9/3/2024 (a) (b)	70,000	70,000
(SOFR + 0.19%), 5.52%, 9/3/2024 (a) (b)	53,000	53,000
(SOFR + 0.22%), 5.55%, 9/3/2024 (a) (b)	45,000	45,000
(SOFR + 0.24%), 5.57%, 9/3/2024 (a) (b)	45,000	45,000
(SOFR + 0.25%), 5.58%, 9/3/2024 (a) (b)	25,000	25,000
Sumitomo Mitsui Banking Corp. (Japan), (SOFR + 0.24%), 5.57%, 9/3/2024 (a) (b)	53,000	53,000
Sumitomo Mitsui Trust Bank Ltd. (Japan), 0.00%, 1/24/2025 (a)	150,000	146,967
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.19%), 5.54%, 9/3/2024 (a) (b)	37,000	37,000
(SOFR + 0.25%), 5.60%, 9/3/2024 (a) (b)	90,000	90,000
(SOFR + 0.25%), 5.60%, 9/3/2024 (a) (b)	50,000	50,000
0.00%, 9/18/2024 (a)	72,500	72,308
0.00%, 9/20/2024 (a)	40,000	39,888
0.00%, 10/1/2024 (a)	73,000	72,656
0.00%, 11/8/2024 (a)	25,000	24,738
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
0.00%, 1/6/2025 (a)	50,000	49,083
0.00%, 4/1/2025 (a)	46,000	44,613
0.00%, 7/28/2025 (a)	82,000	78,370
Thunder Bay Funding LLC
(SOFR + 0.22%), 5.57%, 9/3/2024 (a) (b)	100,000	100,000
0.00%, 11/13/2024 (a)	25,000	24,738
Toronto-Dominion Bank (The) (Canada)
0.00%, 9/9/2024 (a)	43,000	42,950
0.00%, 10/10/2024 (a)	120,000	119,307
0.00%, 4/17/2025 (a)	125,000	121,018
0.00%, 5/16/2025 (a)	176,000	170,063
0.00%, 5/22/2025 (a)	120,000	115,722
0.00%, 5/27/2025 (a)	175,000	169,027
0.00%, 7/1/2025 (a)	72,000	68,882
TotalEnergies Capital SA (France), 0.00%, 9/9/2024 (a)	50,000	49,940
Toyota Finance Australia Ltd. (Australia), 0.00%, 9/9/2024	40,000	39,952
Toyota Motor Credit Corp.
0.00%, 5/16/2025	63,000	60,877
0.00%, 5/23/2025	50,000	48,313
UBS AG (Switzerland)
0.00%, 9/3/2024 (a)	60,000	59,982
(SOFR + 0.23%), 5.55%, 9/3/2024 (a) (b)	69,000	69,000
(SOFR + 0.17%), 5.57%, 9/3/2024 (a) (b)	50,000	50,000
0.00%, 10/1/2024 (a)	160,000	159,295
0.00%, 11/13/2024 (a)	200,000	197,830
United Overseas Bank Ltd. (Singapore)
0.00%, 9/12/2024 (a)	73,000	72,880
0.00%, 10/4/2024 (a)	72,000	71,646
0.00%, 10/7/2024 (a)	72,000	71,614
0.00%, 10/8/2024 (a)	72,000	71,603
Versailles Commercial Paper LLC
(SOFR + 0.19%), 5.52%, 9/3/2024 (a) (b)	50,000	50,000
0.00%, 1/6/2025	50,000	49,056
Westpac Banking Corp. (Australia)
0.00%, 9/6/2024 (a)	20,000	19,985
0.00%, 10/10/2024 (a)	49,760	49,456
Total Commercial Paper (Cost $19,307,746)		19,307,746
Certificates of Deposits — 25.5%
ABN AMRO Bank NV (Netherlands)
5.02%, 2/5/2025 (d)	60,000	58,716
4.99%, 2/20/2025 (d)	120,000	117,206
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
Agricultural Bank of China Ltd. (China) , 5.51%, 10/16/2024	100,000	100,000
Bank of America NA
(SOFR + 0.20%), 5.55%, 9/3/2024 (b)	125,000	125,000
5.16%, 4/29/2025	191,000	191,000
Bank of Montreal (Canada)
(SOFR + 0.20%), 5.53%, 9/3/2024 (b)	110,000	110,000
5.54%, 9/3/2024	82,000	82,000
(SOFR + 0.18%), 5.54%, 9/3/2024 (b)	100,000	100,000
(SOFR + 0.28%), 5.61%, 9/3/2024 (b)	110,000	110,000
5.99%, 9/11/2024	85,000	85,000
5.12%, 10/7/2024 (d)	34,000	33,827
5.80%, 11/7/2024	107,000	107,000
5.50%, 12/4/2024	21,000	21,000
5.29%, 4/4/2025 (d)	40,000	38,773
5.53%, 5/2/2025	20,000	20,002
5.50%, 6/10/2025	80,000	80,000
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.55%), 5.88%, 9/3/2024 (b)	52,000	52,000
5.60%, 9/11/2024	53,000	53,000
6.00%, 10/3/2024	36,000	36,000
5.40%, 4/2/2025	40,000	40,000
Bayerische Landesbank (Germany)
5.45%, 9/5/2024	150,000	150,000
5.43%, 9/17/2024	260,000	260,000
5.33%, 10/2/2024	200,000	200,000
BNP Paribas SA (France)
(SOFR + 0.25%), 5.58%, 9/3/2024 (b)	80,000	80,000
5.31%, 10/2/2024	104,000	104,000
5.51%, 2/24/2025	120,000	120,000
Canadian Imperial Bank of Commerce (Canada)
5.33%, 9/6/2024	150,000	150,000
5.95%, 9/19/2024	90,000	90,000
6.00%, 10/2/2024	65,000	65,000
5.30%, 10/7/2024	58,000	58,000
6.00%, 10/17/2024	76,000	76,000
5.60%, 12/10/2024	50,000	50,000
5.40%, 3/19/2025	53,000	53,000
5.42%, 4/8/2025	70,000	70,000
5.55%, 4/17/2025	52,000	52,000
5.51%, 5/22/2025	70,000	70,000
5.43%, 6/6/2025	125,000	125,000
China Construction Bank Corp. (China)
5.38%, 9/3/2024	247,000	247,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	31

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
5.38%, 9/3/2024	245,000	245,000
5.55%, 9/6/2024	25,000	25,000
Cooperatieve Rabobank UA (Netherlands)
5.67%, 9/9/2024 (d)	125,000	124,843
5.65%, 9/13/2024 (d)	65,000	64,878
5.66%, 9/18/2024 (d)	55,000	54,853
5.55%, 11/8/2024 (d)	111,000	109,847
5.80%, 11/12/2024	55,000	55,000
5.38%, 12/11/2024 (d)	20,000	19,703
5.00%, 2/12/2025	40,000	40,000
Credit Agricole Corporate and Investment Bank
5.33%, 9/5/2024	100,000	100,000
5.39%, 9/11/2024	50,000	50,000
5.45%, 9/30/2024	90,000	90,000
5.12%, 10/1/2024 (d)	65,000	64,724
5.31%, 10/4/2024	65,000	65,000
5.55%, 11/4/2024	80,000	80,000
5.51%, 11/7/2024	75,000	75,000
5.34%, 11/15/2024	15,000	15,000
5.41%, 12/16/2024	45,000	45,000
5.02%, 2/3/2025	104,000	104,000
5.06%, 2/4/2025	80,000	80,000
5.58%, 4/25/2025	55,000	55,000
5.58%, 4/30/2025	28,000	28,000
5.50%, 5/23/2025	96,000	96,000
5.52%, 5/23/2025	70,000	70,000
5.55%, 5/30/2025	125,000	125,000
Credit Industriel et Commercial (France)
(SOFR + 0.22%), 5.55%, 9/3/2024 (b)	112,000	112,000
5.54%, 9/6/2024	150,000	150,000
5.13%, 10/7/2024 (d)	235,000	233,802
5.14%, 10/8/2024 (d)	129,000	128,323
5.10%, 10/21/2024 (d)	150,000	148,946
5.14%, 10/24/2024 (d)	149,000	147,880
5.12%, 11/1/2024 (d)	100,000	99,141
5.21%, 11/6/2024 (d)	83,000	82,214
5.02%, 2/7/2025	90,000	90,000
5.44%, 3/3/2025 (d)	171,000	166,390
5.36%, 3/3/2025 (d)	125,000	121,677
5.50%, 3/3/2025	85,000	85,000
5.50%, 3/10/2025	75,000	75,000
DZ Bank AG (Germany)
5.36%, 9/16/2024	100,000	100,000
5.13%, 4/28/2025	15,000	15,003
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
First Abu Dhabi Bank USA NV (SOFR + 0.27%), 5.62%, 9/3/2024 (b)	20,000	20,000
Industrial & Commercial Bank of China Ltd. (China)
5.63%, 9/3/2024	100,000	100,000
5.63%, 9/3/2024	200,000	200,000
5.45%, 9/30/2024	260,000	260,000
5.47%, 9/30/2024	100,000	100,000
ING Bank NV (Netherlands)
5.25%, 10/21/2024	104,000	104,000
5.43%, 12/27/2024	200,000	200,000
KBC Bank NV (Belgium)
5.45%, 9/11/2024	90,000	90,000
5.43%, 10/8/2024	25,000	25,000
Landesbank Baden-Wurttemberg (Germany) , 5.33%, 9/3/2024	325,000	325,000
Landesbank Hessen-Thueringen Girozentrale (Germany) , 5.33%, 9/3/2024	300,000	300,000
Mitsubishi UFJ Trust & Banking Corp. (Japan)
(SOFR + 0.19%), 5.52%, 9/3/2024 (b)	113,000	113,000
(SOFR + 0.18%), 5.53%, 9/3/2024 (b)	100,000	100,000
(SOFR + 0.19%), 5.54%, 9/3/2024 (b)	50,000	50,000
(SOFR + 0.19%), 5.54%, 9/3/2024 (b)	75,000	75,000
(SOFR + 0.21%), 5.54%, 9/3/2024 (b)	176,000	176,000
(SOFR + 0.22%), 5.55%, 9/3/2024 (b)	120,000	120,000
(SOFR + 0.25%), 5.58%, 9/3/2024 (b)	75,000	75,000
(SOFR + 0.25%), 5.58%, 9/3/2024 (b)	80,000	80,000
(SOFR + 0.25%), 5.58%, 9/3/2024 (b)	134,000	134,000
5.45%, 9/5/2024 (d)	50,000	49,970
Mizuho Bank Ltd. (Japan)
(SOFR + 0.19%), 5.54%, 9/3/2024 (b)	125,000	125,000
(SOFR + 0.23%), 5.56%, 9/3/2024 (b)	25,000	25,000
(SOFR + 0.23%), 5.58%, 9/3/2024 (b)	185,000	185,000
(SOFR + 0.23%), 5.58%, 9/3/2024 (b)	175,000	175,000
(SOFR + 0.25%), 5.60%, 9/3/2024 (b)	95,000	95,000
(SOFR + 0.25%), 5.60%, 9/3/2024 (b)	140,000	140,000
(SOFR + 0.25%), 5.60%, 9/3/2024 (b)	125,000	125,000
5.40%, 9/6/2024	90,000	90,000
MUFG Bank Ltd. (Japan)
(SOFR + 0.17%), 5.52%, 9/3/2024 (b)	67,000	67,000
(SOFR + 0.17%), 5.52%, 9/3/2024 (b)	120,000	120,000
(SOFR + 0.19%), 5.54%, 9/3/2024 (b)	63,000	63,000
5.35%, 9/6/2024	380,000	380,000
National Australia Bank Ltd. (Australia)
5.67%, 10/4/2024 (d)	78,000	77,597
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
5.12%, 10/9/2024 (d)	70,000	69,624
5.53%, 11/12/2024 (d)	122,000	120,664
5.41%, 2/28/2025 (d)	136,000	132,410
Natixis SA (France)
(SOFR + 0.18%), 5.51%, 9/3/2024 (b)	18,000	18,000
5.62%, 9/3/2024	138,000	138,000
5.40%, 9/19/2024	85,000	85,000
5.43%, 12/27/2024	120,000	120,000
5.47%, 1/8/2025	130,000	130,000
5.51%, 2/7/2025	60,000	60,000
5.50%, 2/14/2025	65,000	65,000
Nordea Bank Abp (Finland)
(SOFR + 0.20%), 5.53%, 9/3/2024 (b)	47,000	47,000
(SOFR + 0.20%), 5.53%, 9/3/2024 (b)	38,000	38,000
(SOFR + 0.20%), 5.53%, 9/3/2024 (b)	50,000	50,000
(SOFR + 0.20%), 5.53%, 9/3/2024 (b)	25,000	25,000
Norinchukin Bank (The) (Japan)
5.33%, 9/4/2024	245,000	245,000
5.33%, 9/5/2024	130,000	130,000
5.46%, 9/6/2024	75,000	75,000
Oversea-Chinese Banking Corp. Ltd. (Singapore)
(SOFR + 0.16%), 5.51%, 9/3/2024 (b)	61,000	61,000
(SOFR + 0.19%), 5.52%, 9/3/2024 (b)	177,000	177,000
(SOFR + 0.19%), 5.54%, 9/3/2024 (b)	100,000	99,999
(SOFR + 0.20%), 5.55%, 9/3/2024 (b)	100,000	100,000
Royal Bank of Canada (Canada) (SOFR + 0.27%), 5.60%, 9/3/2024 (b)	97,000	97,000
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.14%), 5.49%, 9/3/2024 (b)	100,000	100,000
(SOFR + 0.14%), 5.49%, 9/3/2024 (b)	60,000	60,000
(SOFR + 0.17%), 5.52%, 9/3/2024 (b)	82,000	82,000
5.19%, 4/28/2025	100,000	100,000
5.18%, 4/29/2025	60,000	60,000
5.52%, 5/29/2025	48,000	48,000
5.52%, 5/30/2025	35,000	35,000
5.06%, 7/30/2025	141,000	141,000
5.06%, 7/31/2025	15,000	15,000
Standard Chartered Bank (United Kingdom)
(SOFR + 0.24%), 5.57%, 9/3/2024 (b)	25,000	25,000
(SOFR + 0.25%), 5.60%, 9/3/2024 (b)	70,000	70,000
5.42%, 9/13/2024	90,000	90,000
5.45%, 10/10/2024	55,000	55,000
5.50%, 12/2/2024	100,000	100,000
5.49%, 12/12/2024	139,000	139,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.19%), 5.52%, 9/3/2024 (b)	25,000	25,000
(SOFR + 0.19%), 5.52%, 9/3/2024 (b)	52,000	52,000
(SOFR + 0.23%), 5.56%, 9/3/2024 (b)	178,000	178,000
(SOFR + 0.25%), 5.58%, 9/3/2024 (b)	180,000	180,000
(SOFR + 0.25%), 5.58%, 9/3/2024 (b)	55,000	55,000
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(SOFR + 0.15%), 5.48%, 9/3/2024 (b)	94,000	94,000
(SOFR + 0.16%), 5.49%, 9/3/2024 (b)	12,000	12,000
(SOFR + 0.16%), 5.49%, 9/3/2024 (b)	145,000	145,000
(SOFR + 0.18%), 5.51%, 9/3/2024 (b)	75,000	75,000
(SOFR + 0.19%), 5.52%, 9/3/2024 (b)	138,000	138,000
(SOFR + 0.19%), 5.52%, 9/3/2024 (b)	182,000	182,000
(SOFR + 0.23%), 5.56%, 9/3/2024 (b)	80,000	80,000
(SOFR + 0.15%), 5.53%, 9/4/2024 (b)	35,000	35,000
5.43%, 10/11/2024	75,000	75,000
5.14%, 2/6/2025	140,000	140,000
5.00%, 2/18/2025 (d)	53,000	51,778
Svenska Handelsbanken AB (Sweden)
5.31%, 1/16/2025	53,000	53,001
5.52%, 5/28/2025	75,000	75,000
Toronto-Dominion Bank (The) (Canada)
6.00%, 9/9/2024	82,000	82,000
6.01%, 10/3/2024	24,000	24,000
6.00%, 10/17/2024	60,000	60,000
5.50%, 2/3/2025	115,000	115,000
5.23%, 2/28/2025 (d)	10,000	9,745
5.40%, 3/28/2025	20,000	20,000
5.55%, 4/17/2025	78,000	78,000
5.57%, 4/22/2025	26,000	26,000
5.53%, 5/28/2025	75,000	75,000
Wells Fargo Bank NA (SOFR + 0.60%), 5.93%, 9/3/2024 (b)	100,000	100,000
Woori Bank (South Korea)
5.50%, 9/3/2024 (a)	150,000	150,000
5.25%, 11/22/2024 (a)	80,000	80,000
Total Certificates of Deposit (Cost $17,251,536)		17,251,536
U.S. Treasury Obligations — 2.3%
U.S. Treasury Bills
5.25%, 9/3/2024 (d)	380,000	379,889
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	33

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
U.S. Treasury Obligations — continued
5.26%, 9/24/2024 (d)	500,000	498,326
4.66%, 1/23/2025 (d)	650,000	638,113
Total U.S. Treasury Obligations (Cost $1,516,328)		1,516,328
Total Short Term Investments (Cost $58,867,962)		58,867,962
Total Investments — 99.8% (Cost $67,524,962) *		67,524,962
Other Assets Less Liabilities — 0.2%		137,421
NET ASSETS — 100.0%		67,662,383

Percentages indicated are based on net assets.

Abbreviations
COLL	Collateral
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
OBFR	Overnight Bank Funding Rate
PJSC	Public Joint Stock Company
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
^^
Certain securities are perpetual and thus, do not have
predetermined maturity dates. The coupon rates for
these securities are fixed for a period of time and may
be structured to adjust thereafter. The coupon rates
shown are the rates in effect as of August 31, 2024.

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

(d)	The rate shown is the effective yield as of August 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Money Market Funds	August 31, 2024

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 51.3%
Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $900,534. (a)	900,000	900,000
Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 5.33% - 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $1,608,834. (a)	1,607,881	1,607,881
Agency Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, 5.33%, dated 8/30/2024, due 9/3/2024, repurchase price $141,591. (a)	141,507	141,507
Bank of America NA, 5.33%, dated 8/30/2024, due 9/3/2024, repurchase price $1,200,711, collateralized by FHLMC, 3.00% - 4.50%, due 3/1/2032 - 5/1/2049 and GNMA, 2.50%, due 8/20/2050, with a value of $1,224,000.	1,200,000	1,200,000
Bank of Montreal, 5.33%, dated 8/30/2024, due 9/3/2024, repurchase price $1,400,829, collateralized by FHLMC, 0.13% - 6.60%, due 2/15/2028 - 1/25/2055, FNMA, 1.25% - 6.65%, due 10/25/2025 - 9/25/2054 and GNMA, 1.75% - 6.53%, due 7/16/2029 - 9/20/2070, with a value of $1,442,854.	1,400,000	1,400,000
BMO Capital Markets Corp., 5.34%, dated 8/30/2024, due 9/6/2024, repurchase price $750,779, collateralized by FHLMC, 1.13% - 5.27%, due 10/25/2024 - 8/25/2052, FNMA, 0.50% - 8.60%, due 10/25/2024 - 7/25/2054, GNMA, 0.13% - 6.72%, due 12/20/2028 - 1/20/2074 and U.S. Treasury Securities, 4.38%, due 11/30/2028, with a value of $776,516.	750,000	750,000
BNP Paribas SA, 5.33%, dated 8/30/2024, due 9/3/2024, repurchase price $2,001,184, collateralized by FFCB, 2.45% - 3.65%, due 11/17/2036 - 2/3/2042, FHLB, 3.38% - 4.00%, due 11/28/2033 - 3/12/2038, FHLMC, 0.00% - 7.50%, due 2/25/2026 - 8/1/2054, FNMA, 0.00% - 7.50%, due 6/1/2026 - 9/1/2054, GNMA, 2.50% - 7.00%, due 10/20/2031 - 7/15/2066 and U.S. Treasury Securities, 0.00% - 4.38%, due 6/30/2029 - 2/15/2052, with a value of $2,051,167.	2,000,000	2,000,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 5.38%, dated 8/30/2024, due 9/6/2024, repurchase price $1,001,046, collateralized by U.S. Treasury Securities, 0.00% - 4.88%, due 1/15/2028 - 11/15/2053, with a value of $1,047,879.	1,000,000	1,000,000
BNP Paribas SA, 5.50%, dated 8/30/2024, due 9/6/2024, repurchase price $1,001,069, collateralized by FFCB, 4.07%, due 11/21/2033, FHLMC, 1.22% - 8.00%, due 5/25/2025 - 6/1/2054, FNMA, 0.00% - 7.00%, due 6/1/2026 - 8/1/2054, GNMA, 3.00% - 7.00%, due 8/15/2029 - 4/15/2059 and U.S. Treasury Securities, 0.00% - 4.38%, due 10/31/2024 - 8/15/2051, with a value of $1,080,539.	1,000,000	1,000,000
BofA Securities, Inc., 5.33%, dated 8/30/2024, due 9/3/2024, repurchase price $250,148, collateralized by FHLMC, 2.00% - 7.00%, due 7/15/2027 - 9/25/2054, FNMA, 1.25% - 5.50%, due 7/25/2025 - 12/25/2051 and GNMA, 2.50% - 6.66%, due 9/16/2041 - 9/20/2066, with a value of $257,439.	250,000	250,000
Citigroup Global Markets Holdings, Inc., 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $250,148, collateralized by U.S. Treasury Securities, 0.00% - 4.75%, due 9/3/2024 - 2/15/2054, with a value of $255,000.	250,000	250,000
Citigroup Global Markets Holdings, Inc., 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $1,000,591, collateralized by U.S. Treasury Securities, 0.00% - 4.25%, due 9/3/2024 - 2/15/2054, with a value of $1,020,000.	1,000,000	1,000,000
Citigroup Global Markets Holdings, Inc., 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $3,051,803, collateralized by U.S. Treasury Securities, 0.00% - 5.29%, due 9/3/2024 - 11/15/2049, with a value of $3,111,000.	3,050,000	3,050,000
Citigroup Global Markets Holdings, Inc., 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $5,002,967, collateralized by U.S. Treasury Securities, 0.13% - 5.38%, due 2/28/2029 - 5/15/2034, with a value of $5,100,000.	5,000,000	5,000,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	35

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Citigroup Global Markets Holdings, Inc., 5.36%, dated 8/30/2024, due 9/4/2024, repurchase price $1,000,744, collateralized by GNMA, 2.00% - 8.00%, due 2/16/2039 - 10/16/2064 and U.S. Treasury Securities, 1.25%, due 8/15/2031, with a value of $1,020,786.	1,000,000	1,000,000
Citigroup Global Markets Holdings, Inc., 5.32%, dated 8/30/2024, due 11/1/2024, repurchase price $7,065,170, collateralized by FHLMC, 2.00% - 15.28%, due 5/25/2027 - 4/25/2062, FNMA, 1.09% - 10.87%, due 2/25/2026 - 11/25/2059, GNMA, 6.14%, due 7/20/2074 and U.S. Treasury Securities, 4.63%, due 9/15/2026, with a value of $7,146,538.	7,000,000	7,000,000
Daiwa Capital Markets America, Inc., 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $3,001,780, collateralized by FFCB, 5.23% - 5.70%, due 1/22/2031 - 8/20/2032, FHLMC, 2.00% - 7.00%, due 1/27/2026 - 9/25/2054, FNMA, 1.50% - 7.50%, due 9/1/2027 - 9/1/2054, GNMA, 1.00% - 7.50%, due 6/20/2035 - 8/20/2054 and U.S. Treasury Securities, 0.00% - 5.19%, due 9/10/2024 - 8/15/2054, with a value of $3,065,849.	3,000,000	3,000,000
Deutsche Bank Securities, Inc., 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $1,000,593, collateralized by FHLMC, 2.00% - 6.50%, due 5/1/2036 - 1/1/2054 and FNMA, 2.00% - 7.00%, due 3/1/2042 - 8/1/2054, with a value of $1,020,000.	1,000,000	1,000,000
Deutsche Bank Securities, Inc., 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $2,001,187, collateralized by FHLMC, 6.00% - 7.00%, due 9/1/2053 - 9/25/2054, FNMA, 3.00%, due 8/1/2046, GNMA, 1.25% - 3.95%, due 2/16/2048 - 1/16/2054 and U.S. Treasury Securities, 0.00%, due 11/15/2024 - 8/15/2054, with a value of $2,041,402.	2,000,000	2,000,000
Federal Reserve Bank of New York, 5.30%, dated 8/30/2024, due 9/3/2024, repurchase price $10,906,419, collateralized by U.S. Treasury Securities, 0.75% - 3.13%, due 11/15/2024 - 11/15/2045, with a value of $10,906,419.	10,900,000	10,900,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Fixed Income Clearing Corp., 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $1,000,591, collateralized by U.S. Treasury Securities, 0.75%, due 3/31/2026, with a value of $1,020,000.	1,000,000	1,000,000
Fixed Income Clearing Corp., 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $3,001,773, collateralized by U.S. Treasury Securities, 0.50% - 4.00%, due 5/31/2026 - 1/31/2031, with a value of $3,060,000.	3,000,000	3,000,000
Fixed Income Clearing Corp., 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $4,002,364, collateralized by U.S. Treasury Securities, 0.13% - 4.25%, due 11/30/2027 - 11/15/2031, with a value of $4,080,000.	4,000,000	4,000,000
Fixed Income Clearing Corp., 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $4,602,719, collateralized by U.S. Treasury Securities, 0.13% - 4.88%, due 1/31/2030 - 12/31/2030, with a value of $4,692,000.	4,600,000	4,600,000
Fixed Income Clearing Corp., 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $6,954,108, collateralized by U.S. Treasury Securities, 0.13% - 4.63%, due 12/31/2030 - 7/15/2032, with a value of $7,089,000.	6,950,000	6,950,000
Fixed Income Clearing Corp., 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $9,005,320, collateralized by U.S. Treasury Securities, 0.00% - 4.75%, due 2/27/2025 - 2/15/2051, with a value of $9,180,000.	9,000,000	9,000,000
Goldman Sachs & Co. LLC, 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $1,500,890, collateralized by U.S. Treasury Securities, 0.75% - 4.00%, due 11/15/2025 - 1/15/2033, with a value of $1,530,000.	1,500,000	1,500,000
Goldman Sachs & Co. LLC, 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $2,001,187, collateralized by U.S. Treasury Securities, 0.00% - 3.50%, due 11/15/2026 - 5/15/2054, with a value of $2,040,000.	2,000,000	2,000,000
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Goldman Sachs & Co. LLC, 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $2,751,632, collateralized by GNMA, 0.00% - 7.00%, due 9/20/2027 - 3/16/2065 and U.S. Treasury Securities, 0.13% - 4.88%, due 10/15/2025 - 11/15/2053, with a value of $2,810,026.	2,750,000	2,750,000
Goldman Sachs & Co. LLC, 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $3,251,928, collateralized by U.S. Treasury Securities, 0.25% - 3.00%, due 9/30/2025 - 5/15/2049, with a value of $3,315,000.	3,250,000	3,250,000
Goldman Sachs & Co. LLC, 5.35%, dated 8/30/2024, due 9/3/2024, repurchase price $5,002,972, collateralized by FHLMC, 1.50% - 6.00%, due 2/1/2037 - 7/1/2054, FNMA, 2.00% - 6.00%, due 1/1/2027 - 8/1/2059, GNMA, 1.50% - 7.00%, due 1/15/2030 - 3/16/2065 and U.S. Treasury Securities, 2.25% - 4.50%, due 3/31/2025 - 11/15/2043, with a value of $5,100,171.	5,000,000	5,000,000
Goldman Sachs & Co. LLC, 5.35%, dated 8/30/2024, due 9/4/2024, repurchase price $1,501,115, collateralized by FHLMC, 2.00% - 6.50%, due 2/1/2035 - 9/1/2054, FNMA, 1.50% - 6.50%, due 3/1/2026 - 8/1/2059, GNMA, 2.69% - 5.54%, due 5/20/2052 - 6/15/2058 and U.S. Treasury Securities, 0.00% - 4.00%, due 10/10/2024 - 2/15/2040, with a value of $1,530,000.	1,500,000	1,500,000
Goldman Sachs & Co. LLC, 5.34%, dated 8/30/2024, due 9/5/2024, repurchase price $3,002,670, collateralized by FHLMC, 2.50% - 6.50%, due 8/1/2026 - 8/1/2054, FNMA, 2.00% - 6.50%, due 4/1/2029 - 3/1/2062, GNMA, 2.50% - 7.00%, due 6/15/2031 - 10/15/2064 and U.S. Treasury Securities, 0.00% - 4.75%, due 10/31/2025 - 8/15/2054, with a value of $3,060,903.	3,000,000	3,000,000
Goldman Sachs & Co. LLC, 5.34%, dated 8/30/2024, due 9/5/2024, repurchase price $5,004,450, collateralized by FHLMC, 6.00%, due 5/15/2027 - 9/15/2032, FNMA, 3.00% - 6.50%, due 10/25/2028 - 6/1/2046, GNMA, 2.48% - 6.50%, due 4/20/2031 - 10/15/2064 and U.S. Treasury Securities, 0.00% - 6.13%, due 9/17/2024 - 2/15/2053, with a value of $5,100,003.	5,000,000	5,000,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Goldman Sachs & Co. LLC, 5.34%, dated 8/30/2024, due 9/6/2024, repurchase price $3,003,115, collateralized by GNMA, 2.00% - 7.00%, due 9/15/2025 - 4/15/2065 and U.S. Treasury Securities, 0.00% - 6.00%, due 12/31/2025 - 2/15/2054, with a value of $3,060,000.	3,000,000	3,000,000
Goldman Sachs & Co. LLC, 5.38%, dated 8/30/2024, due 10/11/2024, repurchase price $1,006,277, collateralized by FHLMC, 2.00% - 7.00%, due 12/1/2029 - 8/1/2054, FNMA, 1.50% - 7.00%, due 3/1/2026 - 9/1/2062 and GNMA, 2.00% - 4.50%, due 12/20/2040 - 2/16/2064, with a value of $1,020,764.	1,000,000	1,000,000
Goldman Sachs & Co. LLC, 5.49%, dated 8/30/2024, due 10/22/2024, repurchase price $1,512,124, collateralized by FHLMC, 2.00% - 6.00%, due 9/1/2027 - 8/1/2054, FNMA, 2.00% - 6.50%, due 6/1/2026 - 8/1/2054 and GNMA, 2.00% - 5.50%, due 8/20/2035 - 1/20/2051, with a value of $1,530,155.	1,500,000	1,500,000
HSBC Securities USA, Inc., 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $1,475,875, collateralized by FHLMC, 2.50% - 7.00%, due 6/1/2030 - 8/1/2054 and FNMA, 1.50% - 7.00%, due 3/1/2026 - 6/1/2063, with a value of $1,505,393.	1,475,000	1,475,000
ING Financial Markets LLC, 5.33%, dated 8/30/2024, due 9/3/2024, repurchase price $375,222, collateralized by FHLMC, 5.50%, due 7/1/2053 - 5/1/2054 and FNMA, 3.50% - 6.50%, due 10/1/2045 - 7/1/2054, with a value of $382,727.	375,000	375,000
Metropolitan Life Insurance Co., 5.33%, dated 8/30/2024, due 9/3/2024, repurchase price $1,000,592, collateralized by U.S. Treasury Securities, 0.00% - 3.63%, due 8/15/2027 - 11/15/2050, with a value of $1,020,151.	1,000,000	1,000,000
Mitsubishi UFJ Trust & Banking Corp., 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $500,297, collateralized by GNMA, 2.50% - 5.00%, due 8/15/2038 - 5/20/2052, with a value of $510,303.	500,000	500,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	37

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Natixis SA, 5.35%, dated 8/30/2024, due 9/6/2024, repurchase price $2,002,081, collateralized by FFCB, 2.90% - 2.92%, due 12/9/2041 - 12/16/2041, FHLB, 4.15%, due 6/1/2038, FHLMC, 2.00% - 6.50%, due 7/15/2033 - 9/1/2054, FNMA, 2.00% - 7.00%, due 12/25/2027 - 6/1/2063, GNMA, 2.00% - 6.50%, due 9/16/2039 - 8/20/2054 , Tennessee Valley Authority, 0.00%, due 6/15/2038 - 4/1/2056 and U.S. Treasury Securities, 0.00% - 5.50%, due 10/15/2024 - 5/15/2054, with a value of $2,057,841.	2,000,000	2,000,000
Natixis SA, 5.36%, dated 8/30/2024, due 9/6/2024, repurchase price $2,002,084, collateralized by FHLB, 3.00% - 4.15%, due 2/24/2037 - 6/1/2038, FHLMC, 2.00% - 7.00%, due 12/1/2035 - 9/1/2054, FNMA, 2.00% - 7.00%, due 7/1/2029 - 8/1/2054, GNMA, 2.50% - 6.50%, due 1/20/2051 - 8/20/2054 and U.S. Treasury Securities, 0.00% - 6.13%, due 10/31/2024 - 2/15/2053, with a value of $2,054,721.	2,000,000	2,000,000
Nomura Securities Co. Ltd., 5.33%, dated 8/30/2024, due 9/3/2024, repurchase price $500,296, collateralized by FHLMC, 2.00% - 7.00%, due 7/1/2036 - 8/1/2054, FNMA, 2.50% - 6.50%, due 3/25/2044 - 8/1/2054 and GNMA, 3.00% - 5.50%, due 11/20/2050 - 6/20/2054, with a value of $510,330.	500,000	500,000
Norinchukin Bank (The), 5.35%, dated 8/30/2024, due 9/3/2024, repurchase price $350,208, collateralized by U.S. Treasury Securities, 1.25% - 3.50%, due 4/30/2028 - 5/15/2033, with a value of $357,000.	350,000	350,000
Norinchukin Bank (The), 5.36%, dated 8/30/2024, due 9/4/2024, repurchase price $650,484, collateralized by U.S. Treasury Securities, 1.25% - 3.50%, due 4/30/2028 - 5/15/2033, with a value of $663,000.	650,000	650,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

RBC Capital Markets LLC, 5.33%, dated 8/30/2024, due 9/3/2024, repurchase price $3,051,806, collateralized by FFCB, 0.75% - 6.47%, due 9/26/2024 - 8/1/2044, FHLB, 0.80% - 6.14%, due 9/30/2024 - 6/27/2039, FHLMC, 0.38% - 8.00%, due 9/25/2024 - 9/25/2054, FNMA, 1.00% - 7.00%, due 10/15/2024 - 2/1/2054, GNMA, 0.00% - 8.00%, due 4/15/2026 - 8/20/2074 , Tennessee Valley Authority, 0.00%, due 1/15/2048 and U.S. Treasury Securities, 0.00% - 2.38%, due 10/15/2024 - 1/15/2034, with a value of $3,123,668.	3,050,000	3,050,000
Royal Bank of Canada, 5.39%, dated 8/30/2024, due 9/6/2024, repurchase price $1,001,048, collateralized by FHLMC, 2.00% - 7.00%, due 2/15/2032 - 6/1/2054 and FNMA, 0.50% - 7.50%, due 6/1/2026 - 9/1/2054, with a value of $1,049,022.	1,000,000	1,000,000
Societe Generale SA, 5.35%, dated 8/30/2024, due 9/4/2024, repurchase price $500,372, collateralized by U.S. Treasury Securities, 1.25% - 7.63%, due 11/15/2024 - 8/15/2054, with a value of $510,000.	500,000	500,000
Societe Generale SA, 5.37%, dated 8/30/2024, due 9/4/2024, repurchase price $1,200,895, collateralized by FHLMC, 3.00% - 6.00%, due 5/1/2052 - 6/1/2054, FNMA, 2.00% - 5.50%, due 8/1/2046 - 8/1/2054 and U.S. Treasury Securities, 1.38% - 2.38%, due 2/15/2042 - 2/15/2051, with a value of $1,224,000.	1,200,000	1,200,000
Societe Generale SA, 5.34%, dated 8/30/2024, due 9/5/2024, repurchase price $500,445, collateralized by GNMA, 2.50% - 6.00%, due 7/20/2051 - 4/20/2053, with a value of $510,000.	500,000	500,000
Societe Generale SA, 5.34%, dated 8/30/2024, due 9/5/2024, repurchase price $1,201,068, collateralized by U.S. Treasury Securities, 0.00% - 4.75%, due 11/29/2024 - 11/15/2053, with a value of $1,224,000.	1,200,000	1,200,000
Societe Generale SA, 5.33%, dated 8/30/2024, due 9/6/2024, repurchase price $1,201,244, collateralized by U.S. Treasury Securities, 0.75% - 4.63%, due 1/31/2028 - 2/15/2034, with a value of $1,224,000.	1,200,000	1,200,000
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Societe Generale SA, 5.33%, dated 8/30/2024, due 9/6/2024, repurchase price $1,501,555, collateralized by U.S. Treasury Securities, 1.50% - 4.63%, due 6/30/2026 - 5/15/2033, with a value of $1,530,000.	1,500,000	1,500,000
Societe Generale SA, 5.34%, dated 8/30/2024, due 9/6/2024, repurchase price $1,001,038, collateralized by GNMA, 2.50% - 7.50%, due 9/15/2039 - 1/20/2054 and U.S. Treasury Securities, 0.00%, due 12/10/2024, with a value of $1,020,002.	1,000,000	1,000,000
Sumitomo Mitsui Banking Corp., 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $3,502,069, collateralized by U.S. Treasury Securities, 0.25% - 5.00%, due 9/30/2024 - 8/15/2045, with a value of $3,572,110.	3,500,000	3,500,000
TD Securities USA LLC, 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $2,201,300, collateralized by U.S. Treasury Securities, 0.25% - 5.19%, due 9/15/2024 - 5/15/2034, with a value of $2,245,326.	2,200,000	2,200,000
The Northwestern Mutual Life Insurance Co., 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $1,500,890, collateralized by FHLMC, 2.00% - 6.00%, due 9/1/2042 - 9/1/2053 and FNMA, 0.00% - 5.50%, due 1/12/2039 - 3/1/2053, with a value of $1,530,227.	1,500,000	1,500,000
Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $1,658,743. (a)	1,657,763	1,657,763
UBS Securities LLC, 5.35%, dated 8/30/2024, due 9/3/2024, repurchase price $200,119, collateralized by FHLB, 0.00%, due 11/22/2024, FHLMC, 2.00% - 8.50%, due 10/1/2024 - 10/1/2053, FNMA, 2.00% - 9.00%, due 9/25/2024 - 1/1/2054, GNMA, 2.50% - 9.50%, due 9/15/2024 - 6/20/2054 and U.S. Treasury Securities, 2.88% - 4.38%, due 8/31/2028 - 4/30/2029, with a value of $204,000.	200,000	200,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

UBS Securities LLC, 5.35%, dated 8/30/2024, due 9/4/2024, repurchase price $200,149, collateralized by FHLMC, 4.50% - 4.54%, due 6/1/2029 - 5/1/2037, FNMA, 4.00% - 8.50%, due 12/1/2025 - 1/1/2049, GNMA, 3.00% - 8.00%, due 2/15/2025 - 11/20/2063 and U.S. Treasury Securities, 2.88% - 4.38%, due 8/31/2028 - 4/30/2029, with a value of $204,000.	200,000	200,000
Wells Fargo Securities LLC, 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $2,501,483, collateralized by GNMA, 1.50% - 7.50%, due 5/20/2027 - 8/20/2054, with a value of $2,551,513.	2,500,000	2,500,000
Wells Fargo Securities LLC, 5.21%, dated 8/30/2024, due 11/15/2024, repurchase price $2,527,859, collateralized by FNMA, 1.50% - 8.00%, due 8/1/2025 - 1/1/2059, with a value of $2,582,107.	2,500,000	2,500,000
Total Repurchase Agreements (Cost $136,757,151)		136,757,151
U.S. Government Agency Securities — 16.0%
FFCB, DN, 4.76%, 11/25/2024 (b)	25,000	24,723
FFCB Funding Corp.
(US Treasury 3 Month Bill Money Market Yield + 0.21%), 5.25%, 9/3/2024 (c)	75,000	75,000
(SOFR + 0.14%), 5.47%, 9/3/2024 (c)	297,000	296,982
(SOFR + 0.16%), 5.48%, 9/3/2024 (c)	625,000	625,000
(SOFR + 0.15%), 5.48%, 9/3/2024 (c)	224,000	223,991
(SOFR + 0.16%), 5.48%, 9/3/2024 (c)	600,000	600,000
(SOFR + 0.15%), 5.48%, 9/3/2024 (c)	185,000	185,000
(SOFR + 0.16%), 5.49%, 9/3/2024 (c)	155,000	155,000
(SOFR + 0.16%), 5.49%, 9/3/2024 (c)	135,000	135,000
(SOFR + 0.16%), 5.49%, 9/3/2024 (c)	140,000	140,000
(SOFR + 0.16%), 5.49%, 9/3/2024 (c)	140,000	140,000
(SOFR + 0.17%), 5.50%, 9/3/2024 (c)	450,000	450,000
(SOFR + 0.17%), 5.50%, 9/3/2024 (c)	195,000	195,000
(SOFR + 0.17%), 5.50%, 9/3/2024 (c)	500,000	500,000
(SOFR + 0.19%), 5.51%, 9/3/2024 (c)	475,000	474,986
(SOFR + 0.20%), 5.53%, 9/3/2024 (c)	255,000	255,000
FHLB
DN, 5.18%, 9/3/2024 (b)	205,522	205,463
5.33%, 9/3/2024 (d)	350,000	350,000
5.33%, 9/3/2024 (d)	1,750,000	1,750,000
5.33%, 9/3/2024 (d)	500,000	500,000
(SOFR + 0.01%), 5.33%, 9/3/2024 (c)	250,000	250,000
(SOFR + 0.01%), 5.33%, 9/3/2024 (c)	500,000	500,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	39

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued
5.33%, 9/3/2024 (d)	500,000	500,000
5.33%, 9/3/2024 (d)	1,250,000	1,250,000
(SOFR + 0.01%), 5.34%, 9/3/2024 (c)	2,677,000	2,677,000
(SOFR + 0.03%), 5.36%, 9/3/2024 (c)	950,000	950,000
(SOFR + 0.04%), 5.37%, 9/3/2024 (c)	250,000	250,000
(SOFR + 0.10%), 5.43%, 9/3/2024 (c)	395,000	395,000
(SOFR + 0.10%), 5.43%, 9/3/2024 (c)	1,845,000	1,845,000
(SOFR + 0.16%), 5.48%, 9/3/2024 (c)	1,225,000	1,225,000
(SOFR + 0.16%), 5.48%, 9/3/2024 (c)	250,000	250,000
(SOFR + 0.16%), 5.48%, 9/3/2024 (c)	925,000	925,000
(SOFR + 0.16%), 5.48%, 9/3/2024 (c)	950,000	950,000
(SOFR + 0.16%), 5.49%, 9/3/2024 (c)	250,000	250,000
(SOFR + 0.16%), 5.49%, 9/3/2024 (c)	1,000,000	1,000,000
(SOFR + 0.16%), 5.49%, 9/3/2024 (c)	325,000	325,000
(SOFR + 0.16%), 5.49%, 9/3/2024 (c)	1,350,000	1,350,000
(SOFR + 0.16%), 5.49%, 9/3/2024 (c)	1,000,000	1,000,000
(SOFR + 0.16%), 5.49%, 9/3/2024 (c)	1,000,000	1,000,000
(SOFR + 0.16%), 5.49%, 9/3/2024 (c)	125,000	125,000
(SOFR + 0.16%), 5.49%, 9/3/2024 (c)	700,000	700,000
(SOFR + 0.16%), 5.49%, 9/3/2024 (c)	225,000	225,000
(SOFR + 0.16%), 5.49%, 9/3/2024 (c)	175,000	175,000
(SOFR + 0.16%), 5.49%, 9/3/2024 (c)	500,000	500,000
(SOFR + 0.19%), 5.52%, 9/3/2024 (c)	780,000	780,000
(SOFR + 0.20%), 5.53%, 9/3/2024 (c)	225,000	225,000
DN, 5.24%, 10/18/2024 (b)	250,000	248,303
DN, 4.78%, 11/1/2024 (b)	645,000	639,820
DN, 4.77%, 11/7/2024 (b)	695,000	688,888
DN, 4.77%, 11/8/2024 (b)	1,975,000	1,957,373
DN, 4.75%, 11/15/2024 (b)	1,975,000	1,955,682
DN, 4.76%, 11/22/2024 (b)	1,945,000	1,924,155
DN, 4.75%, 11/25/2024 (b)	325,000	321,396
DN, 4.78%, 11/26/2024 (b)	500,000	494,356
5.52%, 12/16/2024	236,875	236,875
5.50%, 12/20/2024	900,000	900,000
DN, 4.88%, 2/10/2025 (b)	2,370,000	2,319,068
DN, 4.97%, 3/5/2025 (b)	1,650,000	1,608,876
DN, 5.11%, 5/16/2025 (b)	1,213,000	1,170,136
5.20%, 7/25/2025	1,189,000	1,189,000
Total U.S. Government Agency Securities (Cost $42,557,073)		42,557,073
U.S. Treasury Obligations — 7.8%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 5.18%, 9/3/2024 (c)	1,652,900	1,652,627
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

(US Treasury 3 Month Bill Money Market Yield + 0.17%), 5.21%, 9/3/2024 (c)	1,500,000	1,500,310
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 5.21%, 9/3/2024 (c)	3,520,000	3,518,827
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.15%), 5.19%, 9/3/2024 (c)	4,506,280	4,506,157
(US Treasury 3 Month Bill Money Market Yield + 0.18%), 5.23%, 9/3/2024 (c)	5,575,300	5,572,288
0.75%, 11/15/2024	1,899,750	1,883,974
2.25%, 11/15/2024	334,000	332,231
1.50%, 11/30/2024	122,000	121,000
4.50%, 11/30/2024	160,000	159,845
1.00%, 12/15/2024	134,331	132,894
1.13%, 2/28/2025	150,000	147,122
2.75%, 2/28/2025	125,000	123,587
4.63%, 2/28/2025	200,000	199,555
0.50%, 3/31/2025	658,163	641,308
3.88%, 3/31/2025	350,294	347,989
Total U.S. Treasury Obligations (Cost $20,839,714)		20,839,714
Short Term Investments — 24.2%
U.S. Treasury Obligations — 24.2%
U.S. Treasury Bills
5.25%, 9/3/2024 (b)	3,812,700	3,811,589
5.12%, 9/5/2024 (b)	1,123,000	1,122,361
5.25%, 9/10/2024 (b)	4,066,700	4,061,373
5.25%, 9/17/2024 (b)	5,443,000	5,430,336
5.25%, 9/24/2024 (b)	2,218,000	2,210,581
5.15%, 10/10/2024 (b)	1,727,960	1,718,376
5.19%, 10/17/2024 (b)	2,533,000	2,516,317
5.26%, 10/22/2024 (b)	2,488,000	2,469,604
5.20%, 10/24/2024 (b)	1,250,400	1,240,895
5.25%, 11/12/2024 (b)	3,826,500	3,786,743
5.22%, 11/21/2024 (b)	1,860,000	1,838,382
5.18%, 11/26/2024 (b)	2,478,000	2,447,721
5.23%, 11/29/2024 (b)	2,588,000	2,554,915
5.06%, 12/10/2024 (b)	2,600,000	2,563,961
5.24%, 12/12/2024 (b)	1,298,000	1,279,003
5.05%, 12/17/2024 (b)	2,587,000	2,548,708
5.00%, 12/24/2024 (b)	1,336,000	1,315,185
4.77%, 12/26/2024 (b)	3,150,000	3,102,386
5.20%, 1/2/2025 (b)	2,589,000	2,543,754
5.08%, 1/16/2025 (b)	2,488,000	2,440,801
5.09%, 1/23/2025 (b)	2,516,500	2,466,255
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
U.S. Treasury Obligations — continued
5.03%, 1/30/2025 (b)	2,468,500	2,417,447
4.92%, 2/13/2025 (b)	1,189,000	1,162,760
4.88%, 2/20/2025 (b)	1,335,000	1,304,575
5.06%, 4/17/2025 (b)	1,240,800	1,202,176
5.09%, 5/15/2025 (b)	2,451,000	2,365,073
5.09%, 6/12/2025 (b)	1,249,000	1,200,571
4.96%, 7/10/2025 (b)	1,299,000	1,245,243
Total U.S. Treasury Obligations (Cost $64,367,091)		64,367,091
Total Short Term Investments (Cost $64,367,091)		64,367,091
Total Investments — 99.3% (Cost $264,521,029) *		264,521,029
Other Assets Less Liabilities — 0.7%		1,935,551
NET ASSETS — 100.0%		266,456,580

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
SOFR	Secured Overnight Financing Rate

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Agency Joint Trading Account I, II, III and Treasury
Joint Trading Account I - At August 31, 2024, the
Fund had proportionate interests in the Agency Joint
Trading Account I, II, III and Treasury Joint Trading
Account I with a maturity date of September 3, 2024,
as follows for JPMorgan U.S. Government Money
Market Fund (amounts in thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Agency Joint Trading Account I	$900,000	$900,534	$2,269,773
Agency Joint Trading Account II	1,607,881	1,608,834	2,229,029
Agency Joint Trading Account III	141,507	141,591	235,944
Treasury Joint Trading Account I	1,657,763	1,658,743	2,081,568

Repurchase Agreements - At August 31, 2024, the Principal Amounts of the
Fund's interests in the Agency Joint Trading Account I, II, III and Treasury Joint
Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Government Money Market Fund
Agency Joint Trading Account I
TD Securities USA LLC	5.34%	$900,000
Agency Joint Trading Account II
BofA Securities, Inc.	5.33%	1,090,089
Citigroup Global Markets Holdings, Inc.	5.34%	517,792
Total		1,607,881
Agency Joint Trading Account III
BNP Paribas SA	5.33%	141,507
Treasury Joint Trading Account I
BNP Paribas SA	5.32%	1,163,728
Citibank NA	5.32%	54,893
Wells Fargo Securities LLC	5.32%	439,142
Total		1,657,763

At August 31, 2024, the Agency Joint Trading Account I, II, III and Treasury Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Agency Joint Trading Account I
FHLMC	3.00%-7.00%	8/1/2039-4/1/2054
FNMA	1.50%-7.00%	5/1/2032-2/1/2054
Agency Joint Trading Account II
FFCB	1.75%-5.62%	2/14/2025-2/3/2050
FHLB	0.00%-5.68%	9/9/2024-1/27/2042
FHLMC	0.00%-7.50%	9/26/2024-8/1/2054
FNMA	0.00%-7.50%	6/17/2025-8/1/2054
GNMA	1.50%-7.50%	4/15/2029-4/20/2073
Tennessee Valley Authority	0.00%	9/15/2035-9/15/2065
U.S. Treasury Securities	0.00%-4.25%	11/15/2024-8/15/2054
Agency Joint Trading Account III
FHLMC	2.40%-7.50%	5/25/2025-8/1/2054
FNMA	0.00%-7.50%	6/1/2026-6/1/2054
Treasury Joint Trading Account I
U.S. Treasury Securities	0.00%-7.63%	8/31/2024-5/15/2054

(b)	The rate shown is the effective yield as of August 31, 2024.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2024.

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	41

JPMorgan U.S. Treasury Plus Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 46.8%
Citigroup Global Markets Holdings, Inc., 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $1,000,591, collateralized by U.S. Treasury Securities, 0.00% - 1.13%, due 11/5/2024 - 2/28/2027, with a value of $1,020,000.	1,000,000	1,000,000
Citigroup Global Markets Holdings, Inc., 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $1,450,857, collateralized by U.S. Treasury Securities, 0.13% - 5.23%, due 6/30/2026 - 2/28/2027, with a value of $1,479,000.	1,450,000	1,450,000
Citigroup Global Markets Holdings, Inc., 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $1,000,593, collateralized by U.S. Treasury Securities, 0.13% - 5.23%, due 5/31/2026 - 7/31/2026, with a value of $1,020,000.	1,000,000	1,000,000
Citigroup Global Markets Holdings, Inc., 5.37%, dated 8/30/2024, due 11/21/2024, repurchase price $253,095, collateralized by U.S. Treasury Securities, 0.00%, due 1/23/2025 - 2/27/2025, with a value of $255,000.	250,000	250,000
Federal Reserve Bank of New York, 5.30%, dated 8/30/2024, due 9/3/2024, repurchase price $1,100,648, collateralized by U.S. Treasury Securities, 3.00% - 4.25%, due 5/15/2039 - 11/15/2045, with a value of $1,100,648.	1,100,000	1,100,000
Fixed Income Clearing Corp., 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $7,004,138, collateralized by U.S. Treasury Securities, 0.00% - 4.13%, due 2/6/2025 - 8/15/2046, with a value of $7,140,000.	7,000,000	7,000,000
Goldman Sachs & Co. LLC, 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $500,297, collateralized by U.S. Treasury Securities, 0.00% - 2.38%, due 8/15/2028 - 8/15/2045, with a value of $510,000.	500,000	500,000
Goldman Sachs & Co. LLC, 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $750,445, collateralized by U.S. Treasury Securities, 0.00% - 4.25%, due 7/15/2025 - 5/15/2053, with a value of $765,000.	750,000	750,000
Goldman Sachs & Co. LLC, 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $1,000,593, collateralized by U.S. Treasury Securities, 0.00% - 4.63%, due 3/15/2026 - 1/31/2030, with a value of $1,020,000.	1,000,000	1,000,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Goldman Sachs & Co. LLC, 5.37%, dated 8/30/2024, due 9/4/2024, repurchase price $250,186, collateralized by U.S. Treasury Securities, 0.00% - 2.13%, due 11/15/2024 - 2/15/2047, with a value of $255,000.	250,000	250,000
Goldman Sachs & Co. LLC, 5.37%, dated 8/30/2024, due 9/23/2024, repurchase price $501,790, collateralized by U.S. Treasury Securities, 4.25%, due 6/30/2031, with a value of $510,000.	500,000	500,000
Goldman Sachs & Co. LLC, 5.37%, dated 8/30/2024, due 9/27/2024, repurchase price $251,044, collateralized by U.S. Treasury Securities, 0.00% - 3.63%, due 12/31/2027 - 5/15/2053, with a value of $255,000.	250,000	250,000
ING Financial Markets LLC, 5.31%, dated 8/30/2024, due 9/3/2024, repurchase price $100,059, collateralized by U.S. Treasury Securities, 1.50% - 2.00%, due 2/15/2025 - 11/30/2028, with a value of $102,060.	100,000	100,000
Norinchukin Bank (The), 5.35%, dated 8/30/2024, due 9/3/2024, repurchase price $150,089, collateralized by U.S. Treasury Securities, 1.25% - 3.50%, due 4/30/2028 - 5/15/2033, with a value of $153,000.	150,000	150,000
Norinchukin Bank (The), 5.36%, dated 8/30/2024, due 9/4/2024, repurchase price $100,075, collateralized by U.S. Treasury Securities, 1.25% - 3.50%, due 4/30/2028 - 5/15/2033, with a value of $102,000.	100,000	100,000
Societe Generale SA, 5.35%, dated 8/30/2024, due 9/4/2024, repurchase price $500,372, collateralized by U.S. Treasury Securities, 1.25%, due 8/15/2031, with a value of $510,000.	500,000	500,000
Societe Generale SA, 5.34%, dated 8/30/2024, due 9/5/2024, repurchase price $400,356, collateralized by U.S. Treasury Securities, 2.38% - 3.00%, due 2/15/2047 - 11/15/2049, with a value of $408,000.	400,000	400,000
Societe Generale SA, 5.33%, dated 8/30/2024, due 9/6/2024, repurchase price $300,311, collateralized by U.S. Treasury Securities, 2.25%, due 5/15/2041, with a value of $306,000.	300,000	300,000
Societe Generale SA, 5.33%, dated 8/30/2024, due 9/6/2024, repurchase price $500,518, collateralized by U.S. Treasury Securities, 1.25% - 4.38%, due 7/15/2027 - 8/15/2031, with a value of $510,000.	500,000	500,000
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $1,513,997. (a)	1,513,103	1,513,103
Wells Fargo Securities LLC, 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $100,059, collateralized by U.S. Treasury Securities, 1.13% - 4.50%, due 11/30/2024 - 2/29/2028, with a value of $102,060.	100,000	100,000
Total Repurchase Agreements (Cost $18,713,103)		18,713,103
U.S. Treasury Obligations — 13.5%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.13%), 5.17%, 9/3/2024 (b)	100,000	99,949
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 5.18%, 9/3/2024 (b)	163,000	162,973
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 5.21%, 9/3/2024 (b)	1,650,000	1,649,188
(US Treasury 3 Month Bill Money Market Yield + 0.25%), 5.29%, 9/3/2024 (b)	800,000	800,000
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.15%), 5.19%, 9/3/2024 (b)	502,000	501,952
(US Treasury 3 Month Bill Money Market Yield + 0.18%), 5.23%, 9/3/2024 (b)	850,000	849,545
2.25%, 10/31/2024	80,000	79,659
4.38%, 10/31/2024	55,000	54,950
0.75%, 11/15/2024	305,250	302,728
2.25%, 11/15/2024	124,000	123,350
1.50%, 11/30/2024	154,000	152,718
2.13%, 11/30/2024	70,000	69,525
4.50%, 11/30/2024	25,000	24,976
1.00%, 12/15/2024	31,000	30,668
1.50%, 2/15/2025	100,000	98,445
2.00%, 2/15/2025	120,000	118,412
1.13%, 2/28/2025	120,000	117,710
1.75%, 3/15/2025	80,000	78,602
0.38%, 4/30/2025	55,000	53,353
2.88%, 4/30/2025	40,000	39,445
Total U.S. Treasury Obligations (Cost $5,408,148)		5,408,148
Short Term Investments — 38.5%
U.S. Treasury Obligations — 38.5%
U.S. Treasury Bills
5.24%, 9/3/2024 (c)	208,000	207,939
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued
5.12%, 9/5/2024 (c)	172,000	171,902
5.25%, 9/10/2024 (c)	400,000	399,476
5.12%, 9/12/2024 (c)	200,000	199,688
5.25%, 9/17/2024 (c)	400,000	399,069
5.13%, 9/19/2024 (c)	400,000	398,976
5.26%, 9/24/2024 (c)	1,000,000	996,647
5.21%, 9/26/2024 (c)	900,000	896,757
5.26%, 10/1/2024 (c)	400,000	398,253
5.16%, 10/3/2024 (c)	460,000	457,900
5.22%, 10/8/2024 (c)	400,000	397,866
5.15%, 10/10/2024 (c)	400,000	397,780
5.19%, 10/17/2024 (c)	400,000	397,365
5.26%, 10/22/2024 (c)	400,000	397,042
5.20%, 10/24/2024 (c)	366,000	363,219
5.26%, 10/29/2024 (c)	400,000	396,636
5.19%, 11/5/2024 (c)	200,000	198,141
5.25%, 11/12/2024 (c)	200,000	197,922
5.22%, 11/14/2024 (c)	200,000	197,877
5.19%, 11/19/2024 (c)	400,000	395,493
5.22%, 11/21/2024 (c)	144,000	142,326
5.18%, 11/26/2024 (c)	400,000	395,112
5.23%, 11/29/2024 (c)	400,000	394,886
5.15%, 12/3/2024 (c)	400,000	394,740
5.06%, 12/10/2024 (c)	400,000	394,456
5.24%, 12/12/2024 (c)	400,000	394,146
5.05%, 12/17/2024 (c)	400,000	394,079
4.99%, 12/24/2024 (c)	300,000	295,331
4.82%, 12/26/2024 (c)	670,000	659,763
4.96%, 12/31/2024 (c)	200,000	196,776
5.14%, 1/2/2025 (c)	400,000	393,087
5.08%, 1/9/2025 (c)	400,000	392,791
5.08%, 1/16/2025 (c)	400,000	392,412
4.94%, 1/23/2025 (c)	600,000	588,358
5.03%, 1/30/2025 (c)	400,000	391,726
4.92%, 2/13/2025 (c)	200,000	195,586
4.95%, 2/20/2025 (c)	340,000	332,136
4.80%, 2/27/2025 (c)	87,850	85,804
5.08%, 4/17/2025 (c)	465,000	450,450
5.11%, 5/15/2025 (c)	244,000	235,416
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	43

JPMorgan U.S. Treasury Plus Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
U.S. Treasury Obligations — continued
5.09%, 6/12/2025 (c)	200,000	192,245
4.96%, 7/10/2025 (c)	200,000	191,723
Total U.S. Treasury Obligations (Cost $15,369,297)		15,369,297
Total Short Term Investments (Cost $15,369,297)		15,369,297
Total Investments — 98.8% (Cost $39,490,548) *		39,490,548
Other Assets Less Liabilities — 1.2%		497,294
NET ASSETS — 100.0%		39,987,842

Percentages indicated are based on net assets.

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Treasury Joint Trading Account I - At August 31,
2024, the Fund had proportionate interests in the
Treasury Joint Trading Account I with a maturity date
of September 3, 2024, as follows for JPMorgan
U.S. Treasury Plus Money Market Fund (amounts in
thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Treasury Joint Trading Account I	$1,513,103	$1,513,997	$1,899,926

Repurchase Agreements - At August 31, 2024, the Principal Amounts of the Fund's interests in the Treasury Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Treasury Plus Money Market Fund
Treasury Joint Trading Account I
BNP Paribas SA	5.32%	$1,062,178
Citibank NA	5.32%	50,103
Wells Fargo Securities LLC	5.32%	400,822
Total		1,513,103

At August 31, 2024, the Treasury Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Treasury Joint Trading Account I
U.S. Treasury Securities	0.00%-7.63%	8/31/2024-5/15/2054

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
(c)	The rate shown is the effective yield as of August 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Money Market Funds	August 31, 2024

JPMorgan Federal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — 14.3%
FFCB
DN, 4.76%, 11/25/2024 (a)	25,000	24,723
DN, 4.67%, 12/26/2024 (a)	25,000	24,629
DN, 5.10%, 2/3/2025 (a)	25,000	24,462
FFCB Funding Corp.
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 5.18%, 9/3/2024 (b)	55,000	54,995
(US Treasury 3 Month Bill Money Market Yield + 0.21%), 5.25%, 9/3/2024 (b)	25,000	25,000
(SOFR + 0.15%), 5.48%, 9/3/2024 (b)	25,000	25,000
(SOFR + 0.16%), 5.49%, 9/3/2024 (b)	25,000	25,000
(Federal Reserve Bank Prime Loan Rate US + (3.01)%), 5.49%, 9/3/2024 (b)	25,000	25,000
(SOFR + 0.17%), 5.50%, 9/3/2024 (b)	50,000	50,000
(Federal Reserve Bank Prime Loan Rate US + (3.00)%), 5.51%, 9/3/2024 (b)	50,000	50,000
FHLB
DN, 5.18%, 9/3/2024 (a)	1,000	1,000
5.33%, 9/3/2024 (c)	200,000	200,000
(SOFR + 0.10%), 5.43%, 9/3/2024 (b)	50,000	50,000
(SOFR + 0.14%), 5.47%, 9/3/2024 (b)	25,000	25,000
(SOFR + 0.16%), 5.48%, 9/3/2024 (b)	25,000	25,000
(SOFR + 0.16%), 5.48%, 9/3/2024 (b)	25,000	25,000
(SOFR + 0.16%), 5.49%, 9/3/2024 (b)	25,000	25,000
(SOFR + 0.20%), 5.53%, 9/3/2024 (b)	25,000	25,000
DN, 4.77%, 11/8/2024 (a)	25,000	24,777
DN, 4.77%, 11/15/2024 (a)	25,000	24,754
DN, 4.82%, 11/29/2024 (a)	50,000	49,412
5.50%, 12/20/2024	25,000	25,000
DN, 5.04%, 1/2/2025 (a)	45,000	44,237
DN, 4.73%, 1/27/2025 (a)	50,000	49,046
DN, 4.90%, 2/10/2025 (a)	25,000	24,460
DN, 4.95%, 3/18/2025 (a)	25,000	24,336
DN, 4.96%, 3/21/2025 (a)	50,000	48,652
DN, 5.11%, 5/16/2025 (a)	25,000	24,116
Total U.S. Government Agency Securities (Cost $1,043,599)		1,043,599
U.S. Treasury Obligations — 2.1%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 5.18%, 9/3/2024 (b)	100,000	100,021
(US Treasury 3 Month Bill Money Market Yield + 0.20%), 5.24%, 9/3/2024 (b)	25,000	24,999
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Notes, 0.75%, 11/15/2024	25,000	24,792
Total U.S. Treasury Obligations (Cost $149,812)		149,812
Short Term Investments — 85.7%
U.S. Treasury Obligations — 85.7%
U.S. Treasury Bills
5.25%, 9/3/2024 (a)	225,000	224,934
5.27%, 9/5/2024 (a)	100,000	99,941
5.26%, 9/10/2024 (a)	250,000	249,672
5.29%, 9/12/2024 (a)	125,000	124,798
5.26%, 9/17/2024 (a)	400,000	399,067
5.25%, 9/19/2024 (a)	300,000	299,214
5.27%, 9/24/2024 (a)	300,000	298,993
5.23%, 9/26/2024 (a)	300,000	298,915
5.28%, 10/1/2024 (a)	400,000	398,290
5.21%, 10/3/2024 (a)	400,000	398,156
5.22%, 10/8/2024 (a)	365,000	363,051
5.20%, 10/10/2024 (a)	300,000	298,319
5.22%, 10/15/2024 (a)	300,000	298,097
5.21%, 10/17/2024 (a)	150,000	149,007
5.21%, 10/22/2024 (a)	200,000	198,535
5.22%, 10/24/2024 (a)	150,000	148,856
5.28%, 10/29/2024 (a)	225,000	223,168
5.19%, 10/31/2024 (a)	100,000	99,143
5.25%, 11/5/2024 (a)	100,000	99,060
5.12%, 11/7/2024 (a)	125,000	123,819
5.25%, 11/12/2024 (a)	100,000	98,961
5.14%, 11/14/2024 (a)	125,000	123,692
5.19%, 11/19/2024 (a)	100,000	98,873
5.13%, 11/21/2024 (a)	125,000	123,572
5.18%, 11/26/2024 (a)	100,000	98,778
5.11%, 11/29/2024 (a)	150,000	148,130
5.15%, 12/3/2024 (a)	100,000	98,685
5.22%, 12/5/2024 (a)	25,000	24,660
5.06%, 12/10/2024 (a)	100,000	98,614
5.24%, 12/12/2024 (a)	25,000	24,634
5.05%, 12/17/2024 (a)	100,000	98,520
5.23%, 12/19/2024 (a)	25,000	24,610
5.00%, 12/24/2024 (a)	100,000	98,442
4.95%, 12/26/2024 (a)	50,000	49,215
4.95%, 12/31/2024 (a)	25,000	24,598
5.20%, 1/2/2025 (a)	25,000	24,563
5.17%, 1/9/2025 (a)	25,000	24,541
5.08%, 1/16/2025 (a)	25,000	24,526
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	45

JPMorgan Federal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
U.S. Treasury Obligations — continued
5.09%, 1/23/2025 (a)	25,000	24,501
5.03%, 1/30/2025 (a)	25,000	24,483
4.80%, 2/6/2025 (a)	25,000	24,484
4.90%, 2/13/2025 (a)	25,000	24,451
4.88%, 2/20/2025 (a)	25,000	24,430
4.80%, 2/27/2025 (a)	25,000	24,418
Total U.S. Treasury Obligations (Cost $6,247,416)		6,247,416
Total Short Term Investments (Cost $6,247,416)		6,247,416
Total Investments — 102.1% (Cost $7,440,827) *		7,440,827
Liabilities in Excess of Other Assets — (2.1)%		(151,038)
NET ASSETS — 100.0%		7,289,789

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
SOFR	Secured Overnight Financing Rate

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	The rate shown is the effective yield as of August 31, 2024.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Money Market Funds	August 31, 2024

JPMorgan 100% U.S. Treasury Securities Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 12.7%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.13%), 5.17%, 9/3/2024 (a)	2,200,000	2,199,017
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 5.18%, 9/3/2024 (a)	1,673,000	1,672,876
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 5.21%, 9/3/2024 (a)	1,613,120	1,613,281
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 5.21%, 9/3/2024 (a)	4,533,438	4,530,887
(US Treasury 3 Month Bill Money Market Yield + 0.20%), 5.24%, 9/3/2024 (a)	2,282,200	2,282,369
(US Treasury 3 Month Bill Money Market Yield + 0.25%), 5.29%, 9/3/2024 (a)	2,700,000	2,700,000
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.15%), 5.19%, 9/3/2024 (a)	2,359,000	2,358,771
(US Treasury 3 Month Bill Money Market Yield + 0.18%), 5.23%, 9/3/2024 (a)	4,150,000	4,147,827
4.38%, 10/31/2024	255,000	254,766
0.75%, 11/15/2024	703,000	697,181
2.25%, 11/15/2024	546,300	543,435
1.50%, 11/30/2024	420,000	416,520
2.13%, 11/30/2024	665,000	660,472
4.50%, 11/30/2024	403,000	402,586
1.00%, 12/15/2024	88,000	87,058
1.75%, 3/15/2025	225,000	221,065
0.38%, 4/30/2025	180,000	174,610
2.88%, 4/30/2025	260,000	256,393
Total U.S. Treasury Obligations (Cost $25,219,114)		25,219,114
Short Term Investments — 91.0%
U.S. Treasury Obligations — 91.0%
U.S. Treasury Bills
5.27%, 9/3/2024 (b)	8,454,000	8,451,527
5.25%, 9/5/2024 (b)	6,954,910	6,950,853
5.27%, 9/10/2024 (b)	13,400,000	13,382,360
5.28%, 9/12/2024 (b)	6,675,000	6,664,240
5.26%, 9/17/2024 (b)	10,806,000	10,780,791
5.25%, 9/19/2024 (b)	9,900,000	9,874,059
5.27%, 9/24/2024 (b)	13,250,000	13,205,539
5.23%, 9/26/2024 (b)	10,500,000	10,462,021
5.27%, 10/1/2024 (b)	12,790,000	12,735,600
5.19%, 10/3/2024 (b)	7,530,000	7,495,386
5.22%, 10/8/2024 (b)	8,000,000	7,957,327
5.18%, 10/10/2024 (b)	8,300,000	8,253,710
5.21%, 10/15/2024 (b)	9,500,000	9,439,912
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued
5.19%, 10/17/2024 (b)	1,800,000	1,788,144
5.18%, 10/22/2024 (b)	8,900,000	8,835,129
5.20%, 10/24/2024 (b)	1,665,430	1,652,774
5.27%, 10/29/2024 (b)	5,990,000	5,942,011
5.24%, 11/5/2024 (b)	1,000,000	990,617
5.23%, 11/12/2024 (b)	1,500,000	1,484,464
5.22%, 11/14/2024 (b)	900,000	890,445
5.19%, 11/19/2024 (b)	2,000,000	1,977,463
5.22%, 11/21/2024 (b)	645,000	637,503
5.18%, 11/26/2024 (b)	2,000,000	1,975,562
5.23%, 11/29/2024 (b)	1,900,000	1,875,710
5.15%, 12/3/2024 (b)	1,890,000	1,865,148
5.06%, 12/10/2024 (b)	1,977,500	1,950,090
5.24%, 12/12/2024 (b)	900,000	886,828
5.05%, 12/17/2024 (b)	1,994,000	1,964,485
4.99%, 12/24/2024 (b)	1,500,000	1,476,654
4.79%, 12/26/2024 (b)	2,200,000	2,166,540
4.96%, 12/31/2024 (b)	1,000,000	983,878
5.20%, 1/2/2025 (b)	500,000	491,262
5.09%, 1/9/2025 (b)	500,000	490,964
5.08%, 1/16/2025 (b)	2,000,000	1,962,059
4.95%, 1/23/2025 (b)	2,854,000	2,798,534
5.03%, 1/30/2025 (b)	2,000,000	1,958,635
4.92%, 2/13/2025 (b)	1,000,000	977,931
4.95%, 2/20/2025 (b)	1,450,000	1,416,503
4.80%, 2/27/2025 (b)	441,000	430,727
5.08%, 4/17/2025 (b)	2,064,000	1,999,417
5.10%, 5/15/2025 (b)	1,006,000	970,626
5.09%, 6/12/2025 (b)	1,000,000	961,226
4.96%, 7/10/2025 (b)	1,000,000	958,617
Total U.S. Treasury Obligations (Cost $180,413,271)		180,413,271
Total Short Term Investments (Cost $180,413,271)		180,413,271
Total Investments — 103.7% (Cost $205,632,385) *		205,632,385
Liabilities in Excess of Other Assets — (3.7)%		(7,305,587)
NET ASSETS — 100.0%		198,326,798

Percentages indicated are based on net assets.

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	47

JPMorgan 100% U.S. Treasury Securities Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
(b)	The rate shown is the effective yield as of August 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Money Market Funds	August 31, 2024

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 60.7%
Alaska — 1.0%
Alaska Housing Finance Corp., Home Mortgage
Series 2007B, Rev., VRDO, LIQ : FHLB, 2.90%, 9/9/2024 (a)	15,100	15,100
Series 2009D, Rev., VRDO, LIQ : FHLB, 2.95%, 9/9/2024 (a)	23,745	23,745
Series 2007D, Rev., VRDO, LIQ : FHLB, 3.00%, 9/9/2024 (a)	9,590	9,590
City of Valdez, Exxon Pipeline Co. Project
Series 1993-B, Rev., VRDO, 3.90%, 9/3/2024 (a)	19,865	19,865
Series 1993-C, Rev., VRDO, 3.90%, 9/3/2024 (a)	30,065	30,065
		98,365
Arizona — 0.5%
Arizona Health Facilities Authority Series 2015-XF2050, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	21,000	21,000
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-147, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/12/2024 (a) (b)	21,000	21,000
Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC : Bank of America NA, 2.99%, 9/9/2024 (a)	11,085	11,085
		53,085
California — 1.0%
Alameda County Industrial Development Authority, Plyproperties Project Series 1997A, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.97%, 9/9/2024 (a)	1,260	1,260
California Health Facilities Financing Authority, Memorial Health Services Series 2013A, Rev., VRDO, 2.00%, 9/9/2024 (a)	5,075	5,075
City of San Jose, Multi-Family Housing, Almaden Lake Village Apartments Series 1997A, Rev., VRDO, LOC : FNMA, 2.93%, 9/9/2024 (a)	8,500	8,500
County of Sacramento, Special Facilities Apartment, Cessna Aircraft Co. Project, Rev., VRDO, LOC : Bank of America NA, 2.95%, 9/9/2024 (a)	3,200	3,200
Los Angeles Department of Water and Power, Power System Series A-6, Rev., VRDO, LIQ : Bank of America NA, 3.57%, 9/3/2024 (a)	1,000	1,000
Metropolitan Water District of Southern California
Series 2024B-1, Rev., VRDO, LIQ : Bank of America NA, 2.40%, 9/9/2024 (a)	35,100	35,100
Series 2022A, Rev., 5.00%, 10/1/2024	450	450
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
State of California, Various Purpose, GO, 5.00%, 10/1/2024	1,370	1,372
Tender Option Bond Trust Receipts/Certificates
Series 2024-XX1336, Rev., VRDO, LIQ : Barclays Bank plc, 3.90%, 9/3/2024 (a) (b)	3,750	3,750
Series 2022-XF3028, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/3/2024 (a) (b)	16,025	16,025
Series 2021-XF2962, Rev., VRDO, LIQ : Barclays Bank plc, 2.94%, 9/9/2024 (a) (b)	440	440
Series 2022-XF3006, Rev., VRDO, LIQ : Barclays Bank plc, 2.94%, 9/9/2024 (a) (b)	4,000	4,000
Series 2022-XX1258, Rev., VRDO, LIQ : Barclays Bank plc, 2.94%, 9/9/2024 (a) (b)	2,000	2,000
Series 2023-XG0502, Rev., VRDO, LIQ : Barclays Bank plc, 2.94%, 9/9/2024 (a) (b)	7,985	7,985
Series 2023-XX1325, Rev., VRDO, LIQ : Barclays Bank plc, 2.94%, 9/9/2024 (a) (b)	5,000	5,000
Series 2023-ZF3164, Rev., VRDO, LIQ : Barclays Bank plc, 2.94%, 9/9/2024 (a) (b)	5,000	5,000
Series 2022-XM1064, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	5,250	5,250
		105,407
Colorado — 1.2%
City of Colorado Springs, Utilities System Improvement Series 2009C, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 2.90%, 9/9/2024 (a)	23,770	23,770
Colorado Educational and Cultural Facilities Authority, National Jewish Federation Series F2, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (a)	3,225	3,225
Colorado Housing and Finance Authority, Single Family Mortgage Series 2019D, Class I-S, Rev., AMT, VRDO, LIQ : Royal Bank of Canada, 3.00%, 9/9/2024 (a)	41,450	41,450
County of Arapahoe, Multi-Family Rental Housing, Hunter's Run Holdings LP, Rev., VRDO, LOC : FHLMC, 2.99%, 9/9/2024 (a)	11,800	11,800
Tender Option Bond Trust Receipts/Certificates
Series 2022-YX1254, Rev., VRDO, LOC : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	3,905	3,905
Series 2024-XL0549, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	3,750	3,750
Series 2023-XF1592, Rev., VRDO, LIQ : Toronto-Dominion Bank, 2.96%, 9/9/2024 (a) (b)	7,200	7,200
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	49

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Series 2016-ZF0467, Rev., VRDO, LOC : Royal Bank of Canada, 2.98%, 9/9/2024 (a) (b)	3,675	3,675
University of Colorado, Hospital Authority Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 3.80%, 9/3/2024 (a)	27,265	27,265
		126,040
Connecticut — 0.8%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series 2020 C-3, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/9/2024 (a)	15,990	15,990
Series 2022, Subseries E-2, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LOC : Sumitomo Mitsui Banking Corp., 2.90%, 9/9/2024 (a)	15,200	15,200
Subseries 2020A-3, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 2.90%, 9/9/2024 (a)	10,000	10,000
Regional School District No. 18, GO, BAN, 4.25%, 8/14/2025	15,140	15,289
Tender Option Bond Trust Receipts/Certificates
Series 2017-YX1077, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	22,760	22,760
Series 2024-XG0558, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	5,705	5,705
		84,944
Delaware — 0.1%
University of Delaware Series 2004 B, Rev., VRDO, LIQ : Bank of America NA, 3.90%, 9/3/2024 (a)	10,000	10,000
District of Columbia — 1.8%
District of Columbia Water and Sewer Authority, Subordinate Lien
Series 2024B, Subseries B-1, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/3/2024 (a)	33,270	33,270
Series 2024B, Subseries B-2, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/3/2024 (a)	8,000	8,000
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-108, GO, VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	50,000	50,000
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3133, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/3/2024 (a) (b)	39,750	39,750
Series 2022-ZL0319, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	10,000	10,000
Series 2023-XF3140, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	15,000	15,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

District of Columbia — continued
Series 2023-XM1129, Rev., VRDO, LIQ : UBS AG, 2.95%, 9/9/2024 (a) (b)	12,185	12,185
Series 2023-ZF3209, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.97%, 9/9/2024 (a) (b)	7,375	7,375
Series 2024-XL0561, Rev., VRDO, LIQ : Bank of America NA, 2.97%, 9/9/2024 (a) (b)	2,500	2,500
		178,080
Florida — 3.7%
Alachua County Housing Finance Authority, Multi-Family, Santa Fe Apartments Project Series 2008, Rev., VRDO, LOC : FNMA, 2.90%, 9/9/2024 (a)	1,350	1,350
County of Broward, Power and Light Co. Project, Rev., VRDO, 3.05%, 9/9/2024 (a)	31,300	31,300
County of Escambia, Gulf Power Co., Project Series R, Rev., VRDO, 3.15%, 9/9/2024 (a)	25,600	25,600
County of Martin, Florida Power and Light Co. Project, Rev., VRDO, 3.15%, 9/9/2024 (a)	43,900	43,900
County of Miami-Dade, Professional Sports Franchise Series 2009 E, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/9/2024 (a)	25,000	25,000
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 3.15%, 9/3/2024 (a)	22,000	22,000
Florida Housing Finance Agency, Sun Pointe Cove Apartments Series 85 XX, Rev., VRDO, FNMA, LIQ : FNMA, 3.31%, 9/4/2024 (a)	8,500	8,500
Florida Housing Finance Corp., Multi-Family Mortgage, Kings Terrace LLC Series 2013B, Rev., VRDO, LIQ : FHLMC, 2.97%, 9/9/2024 (a)	12,000	12,000
Florida Housing Finance Corp., Valencia Village Apartments Series 1999G-1, Rev., VRDO, FNMA, LIQ : FNMA, 3.00%, 9/9/2024 (a)	6,390	6,390
JEA Water and Sewer System Series 2008A-1, Rev., VRDO, LIQ : US Bank NA, 3.55%, 9/3/2024 (a)	6,620	6,620
Lee County Industrial Development Authority, Florida Power and Light Co. Project Series 2016B, Rev., AMT, VRDO, 3.24%, 9/9/2024 (a)	15,000	15,000
Miami-Dade County Industrial Development Authority, Florida Power and Light Co. Project
Series 2024A, Rev., AMT, VRDO, 3.15%, 9/9/2024 (a)	20,000	20,000
Series 2024B, Rev., AMT, VRDO, 3.15%, 9/9/2024 (a)	32,500	32,500
Orange County Health Facilities Authority, The Nemours Foundation Project
Series 2009B, Rev., VRDO, LOC : TD Bank NA, 2.92%, 9/9/2024 (a)	6,900	6,900
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Series 2009C-1, Rev., VRDO, LOC : TD Bank NA, 2.92%, 9/9/2024 (a)	200	200
Series 2009C-2, Rev., VRDO, LOC : TD Bank NA, 2.92%, 9/12/2024 (a)	130	130
Orlando Utilities Commission, Utility System Series 2008-1, Rev., VRDO, LIQ : TD Bank NA, 3.09%, 9/9/2024 (a)	6,950	6,950
Pinellas County Housing Finance Authority, Booker Creek Apartments, Rev., VRDO, LOC : FHLMC, 2.90%, 9/9/2024 (a)	3,870	3,870
Sumter County Industrial Development Authority, Solid Waste Disposal, American Cement Co., LLC Project, Rev., VRDO, LOC : Bank of America NA, 3.22%, 9/9/2024 (a)	6,350	6,350
Tender Option Bond Trust Receipts/Certificates
Series 2021-XG0345, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	1,775	1,775
Series 2022-YX1182, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	22,105	22,105
Series 2023-XF3100, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	4,265	4,265
Series 2023-XM1155, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	10,000	10,000
Series 2024-XF1709, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	5,195	5,195
Series 2024-XL0548, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	5,625	5,625
Series 2024-XL0561, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	11,200	11,200
Series 2022-XX1279, Rev., VRDO, LIQ : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	8,845	8,845
Series 2022-YX1216, Rev., VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	8,735	8,735
Series 2024-XF1704, Rev., VRDO, AGM, LOC : Royal Bank of Canada, 2.97%, 9/9/2024 (a) (b)	24,000	24,000
		376,305
Georgia — 2.6%
Bartow-Cartersville Joint Development Authority Series 2023A, Rev., AMT, VRDO, LOC : Korea Development Bank, 3.15%, 9/9/2024 (a) (b)	222,000	222,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — continued
Cobb County School District Series 2024, GO, 4.00%, 12/16/2024	8,175	8,192
Development Authority of Monroe County (The), Florida Power and Light Co. Project, Rev., AMT, VRDO, 3.20%, 9/9/2024 (a)	30,000	30,000
		260,192
Idaho — 0.0% ^
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0565, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 2.97%, 9/9/2024 (a) (b)	4,355	4,355
Illinois — 2.5%
County of Kane, Glenwood School for Boys, Rev., VRDO, LOC : Northern Trust Co. (The), 3.12%, 9/9/2024 (a)	3,450	3,450
County of Lake, A L Hansen Manufacturing Co. Project, Rev., VRDO, LOC : BMO Harris Bank NA, 2.96%, 9/9/2024 (a)	275	275
Illinois Finance Authority, American Youth Hostels Project, Rev., VRDO, LOC : BMO Harris Bank NA, 2.91%, 9/9/2024 (a)	1,900	1,900
Illinois Finance Authority, Northwestern Memorial Healthcare Series 2021D, Rev., VRDO, 2.90%, 9/9/2024 (a)	5,000	5,000
Illinois Finance Authority, Northwestern University Series 2008-B, Rev., VRDO, 2.90%, 9/9/2024 (a)	23,240	23,240
Illinois Finance Authority, The University of Chicago Medical Center Series 2009E-1, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.94%, 9/9/2024 (a)	34,350	34,350
Illinois Finance Authority, The Wbez Alliance, Inc., Project, Rev., VRDO, LOC : BMO Harris Bank NA, 2.90%, 9/9/2024 (a)	3,325	3,325
Illinois Finance Authority, University of Wesleyan, Rev., VRDO, LOC : PNC Bank NA, 2.97%, 9/9/2024 (a)	10,400	10,400
Illinois Finance Authority,The University Of Chicago Medical Center Series 2006E-2, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.94%, 9/9/2024 (a)	4,100	4,100
Illinois Housing Development Authority, Alden Gardens Bloomingdale, Rev., VRDO, LOC : BMO Harris Bank NA, 2.91%, 9/9/2024 (a)	6,580	6,580
Illinois Housing Development Authority, Homeowner Mortgage Series C-3, Rev., AMT, VRDO, LIQ : FHLB, 3.55%, 9/9/2024 (a)	4,100	4,100
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	51

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Illinois Housing Development Authority, Multi-Family Series 2024A, Rev., VRDO, FHA, LIQ : FHLB, 2.93%, 9/9/2024 (a)	9,995	9,995
Joliet Regional Port District, ExxonMobil Project, Rev., VRDO, 3.90%, 9/3/2024 (a)	1,175	1,175
Tender Option Bond Trust Receipts/Certificates
Series 2023-YX1327, GO, VRDO, LOC : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	5,590	5,590
Series 2024-YX1338, GO, VRDO, LOC : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	3,960	3,960
Series 2020-XL0145, Rev., VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	1,710	1,710
Series 2022-XF3042, GO, VRDO, LIQ : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	36,200	36,200
Series 2022-XF3045, GO, VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	35,075	35,075
Series 2022-XX1264, GO, VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	6,035	6,035
Series 2017-XG0108, Rev., VRDO, LOC : Barclays Bank plc, 3.00%, 9/9/2024 (a) (b)	55,000	55,000
		251,460
Indiana — 0.2%
City of Huntington, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.08%, 9/9/2024 (a)	3,325	3,325
Gary Chicago International Airport Authority, Special Purpose Facilities, Jet Center Project, Rev., VRDO, LOC : BMO Harris Bank NA, 2.95%, 9/9/2024 (a)	1,700	1,700
Indiana Finance Authority, Parkview Health System, Inc. Series 2009D, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (a)	10,180	10,180
Tender Option Bond Trust Receipts/Certificates Series 2022-XX1220, Rev., VRDO, LIQ : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	9,750	9,750
		24,955
Iowa — 2.4%
Iowa Finance Authority, Chevron USA, Inc. Project Series 2024, Rev., AMT, VRDO, 3.95%, 9/3/2024 (a)	32,500	32,500
Iowa Finance Authority, CJ Bio America, Inc., Project, Rev., VRDO, LOC : Korea Development Bank, 3.09%, 9/9/2024 (a) (b)	117,800	117,800
Iowa Finance Authority, Midwestern Disaster Area, Cargill, Inc., Project Series 2011A, Rev., VRDO, 2.95%, 9/9/2024 (a)	29,300	29,300
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Iowa — continued
Iowa Finance Authority, Multi-Family Housing
Series A, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 2.97%, 9/9/2024 (a)	10,525	10,525
Series B, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 2.97%, 9/9/2024 (a)	7,500	7,500
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program
Series 2019E, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 2.90%, 9/9/2024 (a)	8,260	8,260
Series 2020B, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 2.90%, 9/9/2024 (a)	17,390	17,390
Series 2020E, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 2.95%, 9/9/2024 (a)	7,025	7,025
Series 2017 B, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 3.00%, 9/9/2024 (a)	4,350	4,350
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1196, Rev., VRDO, FNMA COLL, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	5,200	5,200
		239,850
Kansas — 0.8%
City of Wichita
Series 316, GO, 4.00%, 10/15/2024	25,675	25,690
Series 314, GO, 5.00%, 10/15/2024	20,000	20,031
University of Kansas Hospital Authority, Health System, Rev., VRDO, LOC : US Bank NA, 3.90%, 9/3/2024 (a)	9,250	9,250
Wyandotte County-Kansas City Unified Government Series 2024-I, GO, 4.00%, 4/1/2025	25,000	25,057
		80,028
Kentucky — 1.9%
Kentucky Higher Education Student Loan Corp. Series 2023-1A-1, Rev., AMT, VRDO, LOC : Bank of America NA, 3.14%, 9/9/2024 (a)	99,810	99,810
Louisville Regional Airport Authority, OH LLC Project Series 2006 A, Rev., VRDO, 3.93%, 9/3/2024 (a)	19,250	19,250
Louisville Regional Airport Authority, UPS Worldwide Forwarding, Inc.
Series 1999 B, Rev., VRDO, 3.93%, 9/3/2024 (a)	42,000	42,000
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kentucky — continued
Series 1999C, Rev., VRDO, 3.93%, 9/3/2024 (a)	27,500	27,500
Tender Option Bond Trust Receipts/Certificates Series 2023-XF3181, Rev., VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	4,380	4,380
		192,940
Louisiana — 1.3%
Louisiana Public Facilities Authority, Chevron USA, Inc. Projects Series 2024, Rev., AMT, VRDO, 3.95%, 9/3/2024 (a)	59,415	59,415
Louisiana Public Facilities Authority, Children Medical Center Project Series 2017B, Rev., VRDO, LOC : UBS AG, 2.92%, 9/9/2024 (a)	10,000	10,000
State of Louisiana Gasoline and Fuels Tax, Second Lien
Series 2023 A-2, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (a)	39,175	39,175
Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (a)	20,000	20,000
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0567, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	4,665	4,665
		133,255
Maine — 0.3%
Maine State Housing Authority Series 2016 B-2, Rev., AMT, VRDO, LIQ : Bank of America NA, 2.94%, 9/9/2024 (a)	28,000	28,000
Maryland — 0.8%
County of Montgomery, Trinity Health Credit Group Series 2013MD, Rev., VRDO, 3.70%, 9/3/2024 (a)	45,000	45,000
Maryland Health and Higher Educational Facilities Authority, The Johns Hopkins Health System
Series 2024A, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (a)	15,000	15,000
Series 2024B, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (a)	15,250	15,250
Maryland Health and Higher Educational Facilities Authority, University of Maryland Medical System Series 2008D, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (a)	3,400	3,400
		78,650
Massachusetts — 1.6%
City of Haverhill, GO, BAN, 4.25%, 11/21/2024	12,013	12,030
City of Lawrence, GO, BAN, 4.50%, 9/1/2024	10,162	10,162
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued
City of Lawrence, State Qualified Deficit Financing, GO, BAN, 4.25%, 9/1/2025 (c)	5,442	5,506
City of Quincy, GO, BAN, 5.00%, 7/25/2025	10,000	10,125
City of Waltham, GO, BAN, 4.50%, 10/10/2024	43,194	43,233
City of Westfield Series 7, GO, BAN, 4.25%, 6/6/2025	6,701	6,733
Massachusetts Development Finance Agency, Children's Hospital Corp Obligated Group Series 2024 U-2, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (a)	17,975	17,975
Massachusetts Health and Educational Facilities Authority, Capital Asset Program Series 2002M-2, Rev., VRDO, LOC : Bank of America NA, 2.90%, 9/9/2024 (a)	330	330
Massachusetts Health and Educational Facilities Authority, Museum of Fine Arts Issue Series 2007 A-1, Rev., VRDO, LIQ : Bank of America NA, 4.01%, 9/3/2024 (a)	1,010	1,010
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-148, GO, VRDO, LOC : Royal Bank of Canada, 2.95%, 9/5/2024 (a) (b)	10,000	10,000
Tender Option Bond Trust Receipts/Certificates Series 2022-ZL0339, GO, VRDO, LIQ : Morgan Stanley Bank NA, 2.94%, 9/9/2024 (a) (b)	4,500	4,500
Town of Agawam, GO, BAN, 3.75%, 10/29/2024	16,535	16,549
Town of Ipswich, GO, BAN, 4.00%, 8/8/2025	19,048	19,155
Town of Ludlow, GO, BAN, 3.75%, 9/11/2025 (c)	7,195	7,247
		164,555
Michigan — 1.0%
Michigan State Housing Development Authority, Rental Housing
Series 2016C, Rev., AMT, VRDO, LIQ : TD Bank NA, 2.85%, 9/9/2024 (a)	29,795	29,795
Series 2002 A, Rev., AMT, VRDO, LIQ : FHLB, 2.94%, 9/9/2024 (a)	680	680
Series 2016E, Rev., AMT, VRDO, LIQ : UBS AG, 2.96%, 9/9/2024 (a)	4,010	4,010
RIB Floater Trust Various States
Series 2022-046, Rev., VRDO, LOC : Barclays Bank plc, 3.95%, 9/3/2024 (a) (b)	6,265	6,265
Series 47, Rev., VRDO, LIQ : Barclays Bank plc, 3.95%, 9/3/2024 (a) (b)	15,390	15,390
Tender Option Bond Trust Receipts/Certificates
Series 2018-ZF2716, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	3,615	3,615
Series 2023-XM1130, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	14,250	14,250
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	53

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
Series 2023-YX1320, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	14,130	14,130
Series 2024-XF3221, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	1,955	1,955
Series 2024-XL0550, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	8,120	8,120
		98,210
Minnesota — 0.5%
City of Minneapolis, University Gateway Project, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.00%, 9/9/2024 (a)	3,790	3,790
City of Oakdale, Housing Cottage Homesteads, Rev., VRDO, LOC : FHLMC, 2.92%, 9/9/2024 (a)	4,785	4,785
Minnesota Higher Education Facilities Authority, Concordia University, St. Paul Series 6Q, Rev., VRDO, LOC : US Bank NA, 4.00%, 9/3/2024 (a)	5,020	5,020
Minnesota Housing Finance Agency, Residential Housing Finance
Series 2015D, Rev., AMT, VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 2.97%, 9/9/2024 (a)	3,760	3,760
Series 2016F, Rev., AMT, VRDO, GNMA / FNMA / FHLMC COLL, LIQ : FHLB, 2.97%, 9/9/2024 (a)	25,795	25,795
Tender Option Bond Trust Receipts/Certificates Series 2023-BAML6016, Rev., VRDO, LOC : Bank of America NA, 3.04%, 9/9/2024 (a) (b)	3,900	3,900
		47,050
Mississippi — 2.6%
Mississippi Business Finance Corp., Chevron USA, Inc., Project Series 2007D, Rev., VRDO, 3.90%, 9/3/2024 (a)	89,690	89,690
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2007A, Rev., VRDO, 3.90%, 9/3/2024 (a)	29,250	29,250
Series 2007B, Rev., VRDO, 3.90%, 9/3/2024 (a)	7,965	7,965
Series 2007E, Rev., VRDO, 3.90%, 9/3/2024 (a)	1,870	1,870
Series 2009A, Rev., VRDO, 3.90%, 9/3/2024 (a)	2,400	2,400
Series 2009B, Rev., VRDO, 3.90%, 9/3/2024 (a)	11,790	11,790
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mississippi — continued
Series 2009D, Rev., VRDO, 3.90%, 9/3/2024 (a)	20,477	20,477
Series 2009E, Rev., VRDO, 3.90%, 9/3/2024 (a)	11,080	11,080
Series 2009F, Rev., VRDO, 3.90%, 9/3/2024 (a)	14,630	14,630
Series 2009G, Rev., VRDO, 3.90%, 9/3/2024 (a)	10,150	10,150
Series 2010I, Rev., VRDO, 3.90%, 9/3/2024 (a)	31,540	31,540
Series 2010J, Rev., VRDO, 3.90%, 9/3/2024 (a)	30,700	30,700
Series 2011G, Rev., VRDO, 3.90%, 9/3/2024 (a)	3,805	3,805
Mississippi Development Bank, Jackson County Industrial Water System Project Series 2009, Rev., VRDO, 3.90%, 9/3/2024 (a)	2,285	2,285
		267,632
Missouri — 1.1%
Health and Educational Facilities Authority of the State of Missouri, Ranken Technical College Series 2011B, Rev., VRDO, LOC : Northern Trust Co. (The), 3.85%, 9/3/2024 (a)	400	400
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group Series 2018F, Rev., VRDO, 3.85%, 9/3/2024 (a)	16,205	16,205
Health and Educational Facilities Authority of the State of Missouri, The Washington University Series 2000 C, Rev., VRDO, LIQ : US Bank NA, 3.55%, 9/3/2024 (a)	565	565
Industrial Development Authority of the City of St. Louis Missouri (The), St. Luke's Preservation Partners LP, Rev., VRDO, LOC : FHLMC, 2.90%, 9/9/2024 (a)	1,550	1,550
Missouri Development Finance Board, St. Louis Convention Center Hotel Garage Project Series 2020 C, Rev., VRDO, LOC : US Bank NA, 3.90%, 9/3/2024 (a)	2,535	2,535
RBC Municipal Products, Inc. Trust, Floater Certificates
Series 2024-E-158, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	12,000	12,000
Series C-23, Rev., VRDO, LOC : Royal Bank of Canada, 2.96%, 9/9/2024 (a) (b)	12,000	12,000
Series C-16, Rev., VRDO, LOC : Royal Bank of Canada, 2.97%, 9/9/2024 (a) (b)	43,250	43,250
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — continued
Series G-121, Rev., VRDO, LOC : Royal Bank of Canada, 3.12%, 12/2/2024 (a) (b)	8,220	8,220
Tender Option Bond Trust Receipts/Certificates
Series 2022-XG0382, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	10,640	10,640
Series 2022-YX1193, Rev., VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	6,605	6,605
		113,970
Nebraska — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2022-XX1253, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	9,340	9,340
Nevada — 0.2%
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3103, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	6,660	6,660
Series 2023-XG0511, GO, VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	9,000	9,000
Series 2023-XG0529, GO, VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	5,615	5,615
		21,275
New Hampshire — 0.9%
City of Portsmouth, GO, BAN, 4.25%, 6/20/2025	7,681	7,723
New Hampshire Business Finance Authority, Novant Health Obligation Group Series 2024 C, Rev., VRDO, LOC : Truist Bank, 2.98%, 9/9/2024 (a)	11,000	11,000
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-157, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	50,925	50,925
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1190, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	21,715	21,715
		91,363
New Jersey — 5.2%
Borough of Point Pleasant Beach, General Capital Notes Water and Sewer Utility Series 2023, GO, BAN, 5.00%, 11/8/2024	10,337	10,356
Borough of South Plainfield Series 2024B, GO, BAN, 4.00%, 8/13/2025	3,372	3,398
City of Margate City Series 2023, GO, BAN, 4.75%, 11/8/2024	13,920	13,939
City of New Brunswick, GO, BAN, 4.50%, 4/30/2025	37,000	37,200
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
City of North Wildwood, GO, BAN, 4.00%, 7/29/2025	17,550	17,635
City of Ocean City, GO, BAN, 5.00%, 10/16/2024	25,000	25,034
County of Sussex, GO, BAN, 4.25%, 6/30/2025	7,555	7,594
Hudson County Improvement Authority, Local Unit Loan Program Series 2024B, Rev., GTD, 4.50%, 7/11/2025	9,000	9,071
RIB Floater Trust Various States Series 20, Rev., VRDO, LIQ : Barclays Bank plc, 2.98%, 9/9/2024 (a) (b)	38,800	38,800
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0557, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	1,665	1,665
Series 2018-XX1093, Rev., VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	9,300	9,300
Series 2022-YX1256, Rev., VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	6,060	6,060
Series 2023-XF1480, Rev., VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	5,440	5,440
Town of Hammonton, General Improvement Water And Sewer Utilities Series 2023, GO, BAN, 4.50%, 10/23/2024	2,513	2,516
Town of Phillipsburg Series 2023, GO, BAN, 4.25%, 12/13/2024	9,125	9,144
Town of Secaucus, GO, BAN, 4.00%, 8/1/2025	40,153	40,384
Township of Bridgewater, GO, BAN, 4.00%, 7/30/2025	23,839	23,965
Township of Lakewood Series 2023B, GO, BAN, 5.00%, 12/20/2024	12,000	12,059
Township of Mahwah, GO, BAN, 4.25%, 5/30/2025	14,400	14,475
Township of Monroe
Series 2023A, GO, BAN, 4.25%, 9/11/2024	17,499	17,502
GO, BAN, 4.25%, 6/2/2025	24,750	24,876
Series 2024A, GO, BAN, 4.00%, 9/9/2025 (c)	13,863	13,997
Township of Robbinsville Series 2024 C, GO, BAN, 4.25%, 7/9/2025	23,506	23,641
Township of South Orange Village, GO, BAN, 4.25%, 6/26/2025	31,301	31,466
Township of Stafford Series 2023A, GO, BAN, 5.00%, 10/22/2024	39,950	40,005
Township of Union Series 2024, GO, BAN, 4.50%, 1/21/2025	1,442	1,449
Township of Verona, GO, BAN, 5.00%, 10/24/2024	7,840	7,851
Township of Voorhees Series 2023A, GO, BAN, 4.25%, 9/25/2024	12,066	12,070
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	55

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
Township of West Milford, GO, BAN, 4.25%, 9/13/2024	15,749	15,752
Township of West Orange Series 2024, GO, BAN, 4.00%, 3/24/2025	2,712	2,721
Township of West Windsor, GO, BAN, 4.50%, 11/6/2024	20,556	20,575
Village of Ridgewood Series 2024, GO, BAN, 4.00%, 1/23/2025	27,213	27,301
		527,241
New York — 12.7%
Altmar-Parish-Williamstown Central School District, GO, BAN, 3.75%, 6/26/2025	28,000	28,122
City of New York, Fiscal Year 2006 Series 2006I, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.95%, 9/3/2024 (a)	8,015	8,015
City of New York, Fiscal Year 2012 Series 2012D-3A, GO, VRDO, LIQ : Bank of New York Mellon (The), 3.90%, 9/3/2024 (a)	22,190	22,190
City of New York, Fiscal Year 2013
Series 2013, Subseries A-2, GO, VRDO, LOC : Mizuho Bank Ltd., 3.95%, 9/3/2024 (a)	54,185	54,185
Series 2013A-3, GO, VRDO, LOC : Mizuho Bank Ltd., 3.95%, 9/3/2024 (a)	36,320	36,320
City of New York, Fiscal Year 2017 Series 2017A-7, GO, VRDO, LOC : BMO Harris Bank NA, 3.91%, 9/3/2024 (a)	26,995	26,995
City of New York, Fiscal Year 2022 Series 2022D, Subseries D-3, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/3/2024 (a)	48,900	48,900
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 3.80%, 9/3/2024 (a)	36,100	36,100
Hamburg Central School District, GO, BAN, 4.25%, 5/29/2025	28,300	28,441
Horseheads Central School District Series 2023, GO, BAN, 4.25%, 9/6/2024	35,000	35,003
Metropolitan Transportation Authority Series 2015, Subseries E-3, Rev., VRDO, LOC : Bank of America NA, 3.90%, 9/3/2024 (a)	56,280	56,280
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2008A-2A, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (a)	6,375	6,375
Series 2008A-2B, Rev., VRDO, LOC : PNC Bank NA, 2.90%, 9/9/2024 (a)	26,400	26,400
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development Series 2006A, Rev., VRDO, LOC : FNMA, 3.40%, 9/9/2024 (a)	4,000	4,000
New York City Industrial Development Agency, Washington LLC Project, Rev., VRDO, LOC : Bank of China Ltd., 4.20%, 9/3/2024 (a)	6,525	6,525
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2011 Series DD-3B, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.60%, 9/3/2024 (a)	3,950	3,950
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2016 Series 2016AA-1, Rev., VRDO, LIQ : Bank of America NA, 3.90%, 9/3/2024 (a)	13,605	13,605
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution
Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 3.80%, 9/3/2024 (a)	35,425	35,425
Series 2007, Subseries CC-2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/3/2024 (a)	1,775	1,775
Series 2009BB-1, Rev., VRDO, LIQ : UBS AG, 3.90%, 9/3/2024 (a)	30,000	30,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.80%, 9/3/2024 (a)	69,655	69,655
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series 2011FF-1, Rev., VRDO, LIQ : Bank of America NA, 3.90%, 9/3/2024 (a)	3,900	3,900
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2014
Series 2014AA-3, Rev., VRDO, LIQ : TD Bank NA, 3.80%, 9/3/2024 (a)	32,555	32,555
Series AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.80%, 9/3/2024 (a)	34,130	34,130
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023CC, Rev., VRDO, LIQ : Barclays Bank plc, 3.90%, 9/3/2024 (a)	52,440	52,440
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Series 2013C-5, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.91%, 9/9/2024 (a)	12,465	12,465
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series D-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.85%, 9/3/2024 (a)	14,600	14,600
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015
Series A-4, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.83%, 9/3/2024 (a)	11,755	11,755
Series 2015A-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.90%, 9/3/2024 (a)	32,236	32,236
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 2018 C-7, Rev., VRDO, LIQ : TD Bank NA, 3.80%, 9/3/2024 (a)	42,575	42,575
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019C-4, Rev., VRDO, LIQ : Barclays Bank plc, 3.90%, 9/3/2024 (a)	15,975	15,975
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023
Series 2023, Subseries A-2, Rev., VRDO, LIQ : UBS AG, 3.80%, 9/3/2024 (a)	101,225	101,225
Series 2023, Subseries A3, Rev., VRDO, LIQ : Bank of New York Mellon (The), 3.90%, 9/3/2024 (a)	41,925	41,925
New York State Dormitory Authority, Columbia University Series 2003B, Rev., VRDO, 2.80%, 9/9/2024 (a)	6,255	6,255
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-118, GO, VRDO, LOC : Royal Bank of Canada, 4.00%, 9/3/2024 (a) (b)	71,975	71,975
Series E-120, Rev., VRDO, LOC : Royal Bank of Canada, 4.00%, 9/3/2024 (a) (b)	19,800	19,800
Series E-146, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/5/2024 (a) (b)	46,325	46,325
Series 2018-E129, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	35,000	35,000
Series E-86, GO, VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	19,165	19,165
Series E-87, GO, VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	14,600	14,600
Series E-88, GO, VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	25,835	25,835
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF1420, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	4,800	4,800
Series 2022-XF1444, GO, VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	1,875	1,875
Series 2022-XM1009, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	4,445	4,445
Series 2022-XM1015, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	18,750	18,750
Series 2023-XL0441, GO, VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	3,800	3,800
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2005B-4C, Rev., VRDO, LOC : US Bank NA, 3.60%, 9/3/2024 (a)	3,095	3,095
Series 2005B-4A, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (a)	10,510	10,510
Unadilla Valley Central School District, GO, BAN, 4.25%, 8/15/2025	9,500	9,588
Windsor Central School District, GO, BAN, 4.25%, 6/26/2025	24,439	24,570
		1,294,430
North Carolina — 0.6%
City of Raleigh Series 2016A, Rev., VRDO, LIQ : PNC Bank NA, 2.88%, 9/9/2024 (a)	1,000	1,000
Lower Cape Fear Water and Sewer Authority, Bladen Bluffs Project, Rev., VRDO, LOC : Cooperatieve Rabobank UA, 3.01%, 9/9/2024 (a)	12,765	12,765
North Carolina Housing Finance Agency, Homeownership Series 52-C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 3.80%, 9/3/2024 (a)	15,600	15,600
Person County Industrial Facilities and Pollution Control Financing Authority, Recovery Zone Facility, Certainteed Gypsum, Inc., Rev., VRDO, LOC : Credit Industriel et Commercial, 2.98%, 9/9/2024 (a)	23,985	23,985
Tender Option Bond Trust Receipts/Certificates Series 2023-XF1603, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	5,865	5,865
		59,215
North Dakota — 0.2%
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series 2015C, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/9/2024 (a)	8,050	8,050
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	57

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Dakota — continued
Series 2015E, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/9/2024 (a)	3,300	3,300
Series 2019 B, Rev., VRDO, LIQ : FHLB, 2.90%, 9/9/2024 (a)	10,000	10,000
		21,350
Ohio — 1.2%
County of Allen Hospital Facilities, Catholic Healthcare Partners Series 2012 B, Rev., VRDO, LOC : TD Bank NA, 2.80%, 9/9/2024 (a)	10,000	10,000
Kings Local School District, Unlimited Tax, GO, BAN, 4.50%, 7/16/2025	4,000	4,025
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 3.80%, 9/3/2024 (a)	9,925	9,925
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E132, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/5/2024 (a) (b)	42,350	42,350
Series 2019-E134, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	20,280	20,280
Series C-18, Rev., VRDO, LOC : Royal Bank of Canada, 2.96%, 9/9/2024 (a) (b)	8,000	8,000
State of Ohio, Cleveland Clinic Health System Series 2019 E, Rev., VRDO, LIQ : PNC Bank NA, 3.80%, 9/3/2024 (a)	2,250	2,250
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0570, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/3/2024 (a) (b)	7,580	7,580
Series 2022-XX1247, Rev., VRDO, LOC : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	11,250	11,250
Series 2024-XL0553, Rev., VRDO, AGM, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	3,640	3,640
		119,300
Oklahoma — 0.2%
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-140, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/5/2024 (a) (b)	24,510	24,510
Oregon — 0.1%
Port of Portland, International Airport Series Subseries18B, Rev., AMT, VRDO, LOC : Industrial & Commercial Bank of China, 2.96%, 9/9/2024 (a)	7,175	7,175
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Other — 0.2%
FHLMC, Multi-Family VRD Certificates Series M019, Class A, Rev., VRDO, LIQ : FHLMC, 3.34%, 9/9/2024 (a) (b)	405	405
Tender Option Bond Trust Receipts/Certificates Series 2024-CF7004, Rev., VRDO, LOC : Citibank NA, 3.04%, 9/9/2024 (a) (b)	20,000	20,000
		20,405
Pennsylvania — 1.9%
Delaware Valley Regional Finance Authority, Local Government Series 2022E, Rev., VRDO, LOC : TD Bank NA, 2.75%, 9/9/2024 (a)	12,500	12,500
Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project Series 2001A, Rev., VRDO, LOC : FNMA, 2.97%, 9/9/2024 (a)	13,810	13,810
Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project Series 2001A, Rev., VRDO, LOC : FNMA, 3.00%, 9/9/2024 (a)	13,720	13,720
Northampton County General Purpose Authority, St. Luke's Hospital Obligated Group Series 2024 B, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (a)	24,285	24,285
Pennsylvania Higher Educational Facilities Authority, Susquehanna University Project Series 2001H-9, Rev., VRDO, LOC : PNC Bank NA, 2.90%, 9/9/2024 (a)	2,300	2,300
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2020-132B, Rev., VRDO, LIQ : TD Bank NA, 2.75%, 9/9/2024 (a)	10,525	10,525
Pennsylvania Turnpike Commission Series 2019, Rev., VRDO, LOC : TD Bank NA, 2.98%, 9/9/2024 (a)	52,670	52,670
Philadelphia Gas Works Co.
Series 8B, Rev., VRDO, LOC : TD Bank NA, 2.91%, 9/9/2024 (a)	5,250	5,250
Series 8D, Rev., VRDO, LOC : TD Bank NA, 2.91%, 9/9/2024 (a)	5,170	5,170
Series C, Rev., VRDO, LOC : TD Bank NA, 2.91%, 9/9/2024 (a)	13,930	13,930
Series E, Rev., VRDO, LOC : TD Bank NA, 2.91%, 9/9/2024 (a)	5,000	5,000
RIB Floater Trust Various States
Series 2022-044, Rev., VRDO, LIQ : Barclays Bank plc, 3.95%, 9/3/2024 (a) (b)	3,640	3,640
Series 2023-013, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	8,805	8,805
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF1700, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	10,260	10,260
Series 2023-XG0540, Rev., VRDO, LIQ : Bank of America NA, 2.96%, 9/9/2024 (a) (b)	11,250	11,250
		193,115
Rhode Island — 0.1%
Rhode Island Health and Educational Building Corp., Educational Institution, International Institute of Rhode Island, Rev., VRDO, LOC : Bank of America NA, 2.97%, 9/9/2024 (a)	915	915
Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project, Rev., VRDO, 3.92%, 9/3/2024 (a)	1,295	1,295
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1198, Rev., VRDO, LIQ : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	9,585	9,585
		11,795
South Carolina — 1.0%
County Square Redevelopment Corp., South Carolina Project Series 2024, Rev., BAN, 5.00%, 2/9/2025	7,000	7,051
South Carolina Jobs-Economic Development Authority, Prisma Health Obligated Group
Series 2018B, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (a)	12,870	12,870
Series 2018C, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (a)	25,000	25,000
South Carolina Public Service Authority Series 2019A, Rev., VRDO, LOC : Bank of America NA, 3.04%, 9/9/2024 (a)	59,910	59,910
		104,831
South Dakota — 0.1%
South Dakota Housing Development Authority, Homeownership Mortgage Series 2022D, Rev., VRDO, LIQ : FHLB, 2.90%, 9/9/2024 (a)	10,100	10,100
Tennessee — 0.5%
Clarksville Public Building Authority, Pooled Financing, Rev., VRDO, LOC : Bank of America NA, 4.05%, 9/3/2024 (a)	11,350	11,350
Health Educational and Housing Facility Board of the City of Memphis (The), Ashland Lakes Apartments Series 2006A, Rev., VRDO, LOC : US Bank NA, 3.15%, 9/9/2024 (a)	2,200	2,200
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Retreat Dry, Rev., VRDO, LOC : Citibank NA, 3.15%, 9/9/2024 (a)	4,310	4,310
Montgomery County Public Building Authority, Pooled Financing, Tennessee Country Pool, Rev., VRDO, LOC : Bank of America NA, 3.02%, 9/9/2024 (a)	2,095	2,095
Tender Option Bond Trust Receipts/Certificates
Series 2022-XL0369, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	10,000	10,000
Series 2018-XF2576, Rev., VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	16,435	16,435
		46,390
Texas — 3.3%
City of Austin, Texas Hotel Occupancy Tax, Subordinate Lien
Series 2008A, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.92%, 9/9/2024 (a)	15,000	15,000
Series 2008-B, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.92%, 9/9/2024 (a)	250	250
Collin County Housing Finance Corp., Multi-Family Housing, Huntington Apartments Project, Rev., VRDO, LOC : Northern Trust Co. (The), 3.04%, 9/9/2024 (a)	12,305	12,305
Gulf Coast Authority, American Acryl LP Project, Rev., AMT, VRDO, LOC : Bank of Tokyo-Mitsubishi UFJ Ltd., 3.02%, 9/9/2024 (a)	12,000	12,000
Gulf Coast Authority, Waste Disposal Environmental Facilities, ExxonMobil Project, Rev., VRDO, 3.99%, 9/3/2024 (a)	1,525	1,525
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2024F, Rev., VRDO, 2.90%, 9/9/2024 (a)	10,000	10,000
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project, Rev., VRDO, 3.95%, 9/3/2024 (a)	3,220	3,220
Lubbock Independent School District Series 2005-A, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 2.97%, 9/9/2024 (a)	10,150	10,150
Port of Port Arthur Navigation District, Texaco, Inc, Project, Rev., VRDO, 3.90%, 9/3/2024 (a)	2,000	2,000
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E141, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/5/2024 (a) (b)	28,000	28,000
Series E-149, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	9,800	9,800
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	59

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series E-150, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	5,000	5,000
State of Texas, Veterans
Series 2012B, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.85%, 9/9/2024 (a)	12,975	12,975
Series 2013B, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.85%, 9/9/2024 (a)	10,730	10,730
Series 2011A, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.85%, 9/12/2024 (a)	13,720	13,720
Series 2015A, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.85%, 9/12/2024 (a)	19,750	19,750
State of Texas, Veterans Housing Assistance Program Series 2008B, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.85%, 9/12/2024 (a)	16,225	16,225
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project
Series 2008-A, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (a)	6,265	6,265
Series 2008B, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/3/2024 (a)	3,650	3,650
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Series 2012B, Rev., VRDO, 2.85%, 9/9/2024 (a)	10,350	10,350
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3101, GO, VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	6,665	6,665
Series 2023-XL0446, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	5,905	5,905
Series 2023-XM1105, Rev., VRDO, AGM, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	6,265	6,265
Series 2022-XF1392, Rev., VRDO, LIQ : Toronto-Dominion Bank, 2.96%, 9/9/2024 (a) (b)	5,000	5,000
Series 2023-XF1480, GO, VRDO, LIQ : TD Bank NA, 2.96%, 9/9/2024 (a) (b)	3,000	3,000
Series 2023-XL0455, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.97%, 9/9/2024 (a) (b)	7,435	7,435
Series 2023-BAML6013, Rev., VRDO, LOC : Bank of America NA, 3.05%, 9/9/2024 (a) (b)	7,200	7,200
Texas Department of Transportation State Highway Fund, First Tier Series 2014-B, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 2.95%, 9/9/2024 (a)	90,300	90,300
		334,685
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Utah — 0.1%
County of Utah, IHC Health Services, Inc. Series 2014C, Rev., VRDO, LIQ : US Bank NA, 3.00%, 9/9/2024 (a)	2,050	2,050
Tender Option Bond Trust Receipts/Certificates
Series 2022-YX1207, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	8,420	8,420
Series 2024-XG0563, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 2.97%, 9/9/2024 (a) (b)	4,135	4,135
		14,605
Virginia — 0.9%
Albemarle County Economic Development Authority, Sentara Martha Jefferson Hospital Series 2018 A, Rev., VRDO, LIQ : TD Bank NA, 2.85%, 9/9/2024 (a)	395	395
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project Series 2016C, Rev., VRDO, 3.00%, 9/9/2024 (a)	4,255	4,255
Loudoun County Economic Development Authority, Jack Kent Cooke Foundation Project Series 2004, Rev., VRDO, LOC : Northern Trust Co. (The), 3.00%, 9/9/2024 (a)	6,315	6,315
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2022C-20, Rev., VRDO, LOC : Royal Bank of Canada, 2.96%, 9/9/2024 (a) (b)	6,000	6,000
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF1716, Rev., VRDO, LOC : Bank of America NA, 4.05%, 9/3/2024 (a) (b)	18,900	18,900
Series 2024-XG0560, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	9,130	9,130
Series 2018-XF0606, Rev., VRDO, LIQ : Bank of America NA, 2.98%, 9/9/2024 (a) (b)	1,705	1,705
Virginia Commonwealth University Health System Authority Series 2024 B, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (a)	24,100	24,100
Winchester Economic Development Authority, Valley Health System Obligated Group
Series 2024B-1, Rev., VRDO, LOC : Truist Bank, 3.75%, 9/3/2024 (a)	10,800	10,800
Series 2024B-2, Rev., VRDO, LOC : Truist Bank, 3.75%, 9/3/2024 (a)	10,000	10,000
		91,600
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — 0.3%
Port of Tacoma, Subordinate Lien Series 2019A, Rev., AMT, VRDO, LOC : PNC Bank NA, 3.00%, 9/9/2024 (a)	18,500	18,500
Tender Option Bond Trust Receipts/Certificates Series 2022-XG0400, GO, VRDO, LIQ : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	10,520	10,520
		29,020
Wisconsin — 1.1%
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3117, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/3/2024 (a) (b)	18,400	18,400
Series 2024-XG0571, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/3/2024 (a) (b)	9,465	9,465
Series 2024-XG0576, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/3/2024 (a) (b)	6,535	6,535
Series 2024-XL0533, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.97%, 9/9/2024 (a) (b)	4,095	4,095
University of Wisconsin Hospitals and Clinics Series 2024C, Rev., VRDO, LIQ : US Bank NA, 3.85%, 9/3/2024 (a)	15,800	15,800
Wisconsin Health and Educational Facilities Authority, Medical College of Wisconsin, Inc., (The) Series 2008B, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (a)	20,100	20,100
Wisconsin Housing and Economic Development Authority Housing
Series 2007F, Rev., AMT, VRDO, LOC : Bank of America NA, 2.99%, 9/9/2024 (a)	8,270	8,270
Series 2023 C, Rev., VRDO, LIQ : FHLB, 3.00%, 9/9/2024 (a)	2,500	2,500
Series 2023F, Rev., VRDO, LIQ : FHLB, 3.00%, 9/9/2024 (a)	10,000	10,000
Wisconsin Housing and Economic Development Authority, Home Ownership
Series 2019B, Rev., VRDO, FNMA COLL, LIQ : FHLB, 2.90%, 9/9/2024 (a)	17,400	17,400
Series 2021B, Rev., VRDO, LIQ : FHLB, 2.90%, 9/9/2024 (a)	4,000	4,000
		116,565
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wyoming — 0.1%
Wyoming Community Development Authority
Series 2023 2, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : TD Bank NA, 2.90%, 9/9/2024 (a)	3,200	3,200
Series 2024 2, Rev., VRDO, LIQ : Royal Bank of Canada, 2.90%, 9/9/2024 (a)	9,000	9,000
		12,200
Total Municipal Bonds (Cost $6,177,838)		6,177,838
	SHARES (000)
Variable Rate Demand Preferred Shares — 9.7%
California — 1.4%
Nuveen California AMT - Free Quality Municipal Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 2.95%, 9/9/2024# (b)	7,500	7,500
Nuveen California Quality Municipal Income Fund
Series 7, LIQ : Royal Bank of Canada, 2.99%, 9/9/2024# (b)	21,000	21,000
Series 1, LIQ : Royal Bank of Canada, 2.99%, 9/9/2024# (b)	72,500	72,500
Series 1-1362, LIQ : Societe Generale SA, 3.01%, 9/9/2024# (b)	41,200	41,200
		142,200
Other — 8.3%
AllianceBernstein National Municipal Income Fund, Inc. Series LIQ : Bank of America NA, 3.02%, 9/9/2024(a) (b)	22,500	22,500
BlackRock Municipal 2030 Target Term Trust Series W-7, LIQ : Barclays Bank plc, 3.02%, 9/9/2024(a) (b)	15,000	15,000
BlackRock MuniYield Quality Fund, Inc.
Series W-7, LIQ : TD Bank NA, 3.02%, 9/9/2024(a) (b)	41,100	41,100
Series W-7A, LIQ : Royal Bank of Canada, 3.02%, 9/9/2024(a) (b)	50,000	50,000
Nuveen AMT - Free Municipal Credit Income Fund
Series 6, LIQ : Sumitomo Mitsui Banking Corp., 2.97%, 9/9/2024# (b)	190,300	190,300
Series 5, LIQ : Societe Generale SA, 2.97%, 9/9/2024# (b)	110,200	110,200
Nuveen AMT - Free Quality Municipal Income Fund Series 3, LIQ : Toronto-Dominion Bank, 2.97%, 9/9/2024# (b)	211,000	211,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	61

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	SHARES (000)	VALUE ($000)
Variable Rate Demand Preferred Shares — continued
Other — continued
Nuveen Quality Municipal Income Fund
Series 2-2525, LIQ : Barclays Bank plc, 3.02%, 9/9/2024# (b)	151,900	151,900
Series 1-2118, LIQ : Barclays Bank plc, 3.02%, 9/9/2024# (b)	51,600	51,600
		843,600
Total Variable Rate Demand Preferred Shares (Cost $985,800)		985,800
	PRINCIPAL AMOUNT ($000)
Short Term Investments — 30.0%
Commercial Paper — 30.0%
Alachua County Health Facilities Authority Series 08-A, 3.52%, 9/12/2024	15,000	15,000
Board of Governors of Colorado State University System Series A, 3.65%, 10/10/2024	10,000	10,000
Board of Regents of the University of Texas System
Series B, 3.48%, 9/18/2024	25,000	25,000
Series A, 3.44%, 9/26/2024	17,500	17,500
Series A, 3.60%, 10/2/2024	25,000	25,000
Series A, 3.65%, 10/3/2024	10,000	10,000
Series A, 3.64%, 10/8/2024	23,299	23,299
Series A, 3.53%, 10/15/2024	25,000	25,000
Series A, 3.62%, 10/15/2024	10,500	10,500
Series A, 3.55%, 10/16/2024	25,000	25,000
Series A, 3.58%, 10/17/2024	10,000	10,000
Series A, 3.58%, 10/22/2024	25,000	25,000
Series A, 3.56%, 10/23/2024	19,500	19,500
Series A, 3.62%, 10/24/2024	15,000	15,000
Series A, 3.47%, 11/1/2024	20,000	20,000
Series A, 3.62%, 11/5/2024	15,000	15,000
Series A, 3.52%, 11/12/2024	25,000	25,000
Series A, 3.60%, 11/13/2024	7,000	7,000
Series A, 3.43%, 11/19/2024	20,000	20,000
Series A, 3.60%, 11/21/2024	5,500	5,500
Series A, 3.62%, 11/26/2024	18,000	18,000
Series A, 3.35%, 12/12/2024	25,000	25,000
Series A, 3.32%, 12/18/2024	25,000	25,000
Series A, 3.22%, 1/8/2025	12,500	12,500
Series A, 3.28%, 2/4/2025	21,500	21,500
Series A, 3.20%, 2/6/2025	25,000	25,000
California Educational Facilities Authority, 3.58%, 2/18/2025	7,850	7,850
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
California Statewide Communities Development Authority
Series 9B-1, 3.65%, 9/4/2024	23,000	23,000
Series 06-D, 3.70%, 9/4/2024	10,000	10,000
Series 9B-3, 3.70%, 9/4/2024	10,000	10,000
Series B-6, 3.65%, 9/5/2024	5,050	5,050
Series 9B-4, 3.68%, 9/5/2024	26,000	26,000
Series 9B-3, 3.60%, 9/10/2024	10,000	10,000
Series 06-D, 3.65%, 9/11/2024	12,000	12,000
Series 9B-2, 3.55%, 10/3/2024	25,000	25,000
Series 09-D, 3.60%, 10/8/2024	23,000	23,000
Series 09-D, 3.53%, 10/9/2024	17,000	17,000
Series 08-B, 3.60%, 10/10/2024	27,000	27,000
City of Atlanta
Series M-2, 3.38%, 11/22/2024	74,542	74,542
Series N-2, 3.44%, 11/22/2024	77,537	77,537
City of Atlanta Water and Wastewater, 3.53%, 10/15/2024	48,070	48,070
City of Dallas Waterworks and Sewer System
Series G, 3.48%, 9/5/2024	4,750	4,750
Series G, 3.46%, 9/10/2024	50,000	50,000
City of Garland Series 2015, 3.60%, 9/9/2024	10,000	10,000
City of Jacksonville Series 2016, 3.10%, 2/20/2025	121,000	121,000
City of Memphis
Series A, 3.75%, 9/10/2024	10,000	10,000
Series A, 3.67%, 9/25/2024	10,000	10,000
City of Philadelphia Series A-1, 3.40%, 11/13/2024	16,000	16,000
City of Philadelphia Water and Wastewater
Series A, 3.52%, 9/5/2024	10,000	10,000
Series A, 3.68%, 9/5/2024	2,600	2,600
Series B, 3.65%, 10/8/2024	4,580	4,580
City of Rochester
Series 2011, 3.50%, 10/8/2024	88,000	88,000
Series 2014, 3.38%, 11/19/2024	40,000	40,000
Series 08-C, 3.10%, 2/20/2025	50,000	50,000
City of San Antonio Series A, 3.63%, 12/16/2024	75,000	75,000
City of San Antonio Electric and Gas Systems Series C, 3.70%, 9/20/2024	50,000	50,000
County of Harris
Series C, 3.35%, 9/19/2024	960	960
Series A-1, 3.35%, 9/19/2024	4,540	4,540
Series A-1, 3.80%, 10/1/2024	5,990	5,990
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Series K-2, 3.35%, 10/29/2024	4,060	4,060
Series C, 3.35%, 11/5/2024	1,880	1,880
Series A-1, 3.35%, 11/5/2024	150	150
Series A-1, 3.75%, 11/12/2024	2,290	2,290
Series A-1, 3.75%, 11/12/2024	7,990	7,990
Series A-1, 3.75%, 11/12/2024	970	970
County of King
Series A, 3.63%, 9/10/2024	30,000	30,000
Series A, 3.58%, 9/16/2024	20,000	20,000
3.58%, 9/16/2024	17,000	17,000
Series A, 3.58%, 10/7/2024	11,000	11,000
County of Montgomery Series 10-A, 3.43%, 10/1/2024	45,000	45,000
County of York
Series B-1, 3.45%, 9/3/2024	7,000	7,000
Series B-2, 3.45%, 9/3/2024	7,000	7,000
Series B-3, 3.45%, 9/3/2024	7,000	7,000
Dallas Area Rapid Transit Series I, 3.65%, 9/12/2024	14,530	14,530
Denver City and County Housing Authority
3.37%, 9/4/2024	66,250	66,250
3.70%, 10/15/2024	11,120	11,120
Health and Educational Facilities Authority of the State of Missouri
Series 14-E, 3.42%, 9/10/2024	50,000	50,000
Series 14-D, 3.42%, 10/3/2024	50,000	50,000
Series 14-B, 3.36%, 11/12/2024	50,000	50,000
Series 14-C, 3.36%, 11/14/2024	50,000	50,000
Hennepin County Medical Center Series A, 3.58%, 9/12/2024	20,000	20,000
Indiana Finance Authority Series D-2, 3.75%, 1/16/2025	100,325	100,325
Indiana University Series 2018, 3.65%, 9/9/2024	21,500	21,500
Jacksonville Aviation Authority Series 92, 3.75%, 10/2/2024	20,000	20,000
Louisville and Jefferson County Metropolitan Sewer District
Series A-1, 3.44%, 9/3/2024	106,098	106,098
Series A-1, 3.50%, 9/12/2024	10,000	10,000
Maryland Health and Higher Educational Facilities Authority Series B, 3.47%, 10/9/2024	1,210	1,210
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, 3.32%, 10/16/2024	20,000	20,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Metropolitan Government of Nashville and Davidson County
3.58%, 9/5/2024	50,000	50,000
3.50%, 9/16/2024	35,000	35,000
Metropolitan Government of Nashville and Davidson County Health and Education Facility Board, 3.35%, 10/22/2024	20,000	20,000
Miami Dade College Foundation, Inc. Series 2021, 3.50%, 10/9/2024	15,000	15,000
Michigan State University
Series G, 3.41%, 9/9/2024	11,163	11,163
Series G, 3.46%, 9/23/2024	26,229	26,229
Municipal Electric Authority of Georgia Series B, 3.35%, 12/10/2024	15,000	15,000
Omaha Public Power District
Series A, 3.48%, 9/4/2024	12,500	12,500
Series A, 3.49%, 9/5/2024	12,050	12,050
Series A, 3.63%, 10/1/2024	15,000	15,000
Series A, 3.40%, 10/4/2024	15,000	15,000
Series A, 3.34%, 10/11/2024	13,700	13,700
Series A, 3.68%, 10/16/2024	15,000	15,000
Series A, 3.40%, 10/22/2024	12,500	12,500
Series A, 3.35%, 11/12/2024	15,000	15,000
Series A, 3.38%, 11/18/2024	14,300	14,300
Regents of the University of California (The) Series A, 3.50%, 12/19/2024	22,000	22,000
Regents of the University of Michigan Series B, 3.40%, 10/21/2024	11,000	11,000
Rutgers, The State University of New Jersey
Series B, 3.58%, 9/23/2024	18,000	18,000
Series A, 3.45%, 10/17/2024	10,000	10,000
Salt River Project Agricultural Improvement & Power District Series C, 3.85%, 1/16/2025	40,000	40,000
Southwestern Illinois Development Authority
Series 17-B, 3.64%, 10/2/2024	49,870	49,870
Series 17-B, 3.41%, 10/4/2024	15,000	15,000
State of Oregon Department of Transportation
Series A-2, 3.65%, 9/25/2024	63,383	63,383
Series A-1, 3.30%, 11/21/2024	30,000	30,000
Series A-1, 3.32%, 11/21/2024	50,021	50,021
Texas Public Finance Authority
Series 19, 3.45%, 9/5/2024	30,000	30,000
Series 16-B, 3.65%, 9/12/2024	12,000	12,000
Series 19, 3.65%, 9/12/2024	25,000	25,000
Series 19, 3.40%, 12/5/2024	64,265	64,265
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	63

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Trustees of Indiana University
Series 2018, 3.65%, 9/9/2024	15,445	15,445
Series 2018, 3.30%, 10/28/2024	9,866	9,866
University of Houston, 3.60%, 9/10/2024	3,250	3,250
University of Massachusetts Building Authority Series 13B-1, 3.31%, 12/4/2024	47,817	47,817
University of Minnesota
Series 07-B, 3.55%, 10/1/2024	6,200	6,200
Series 07-C, 3.55%, 10/1/2024	8,500	8,500
Series G, 3.52%, 10/3/2024	7,941	7,941
University of Pittsburgh-of the Commonwealth System of Higher Education
Series B-1, 3.62%, 9/4/2024	23,000	23,000
Series B-2, 3.58%, 11/6/2024	23,000	23,000
Total Commercial Paper (Cost $3,060,141)		3,060,141
Total Short Term Investments (Cost $3,060,141)		3,060,141
Total Investments — 100.4% (Cost $10,223,779) *		10,223,779
Liabilities in Excess of Other Assets — (0.4)%		(42,466)
NET ASSETS — 100.0%		10,181,313

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2024.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Money Market Funds	August 31, 2024

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 73.2%
Alabama — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2023-XM1131, Rev., VRDO, LOC : Royal Bank of Canada, 2.97%, 9/9/2024 (a) (b)	4,000	4,000
Alaska — 1.2%
Alaska Housing Finance Corp., Home Mortgage Series 2002A, Rev., AMT, VRDO, LIQ : FHLB, 3.95%, 9/3/2024 (b)	23,635	23,635
Arizona — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2023-YX1272, Rev., VRDO, LOC : Barclays Bank plc, 2.97%, 9/9/2024 (a) (b)	2,755	2,755
California — 2.7%
Alameda County Industrial Development Authority, Plyproperties Project Series 1997A, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.97%, 9/9/2024 (b)	1,755	1,755
City of San Jose, Multi-Family Housing, Almaden Lake Village Apartments Series 2000A, Rev., VRDO, LOC : FNMA, 2.93%, 9/9/2024 (b)	2,000	2,000
County of Sacramento, Special Facilities Apartment, Cessna Aircraft Co. Project, Rev., VRDO, LOC : Bank of America NA, 2.95%, 9/9/2024 (b)	2,775	2,775
Mizuho Floater Series 2023-MIZ9122, Rev., VRDO, LIQ : Mizuho Capital Markets LLC, 4.65%, 9/3/2024 (a) (b)	14,280	14,280
San Diego Housing Authority, Multi-Family Housing Series 2006B, Rev., VRDO, LOC : Citibank NA, 3.05%, 9/9/2024 (b)	6,130	6,130
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF3029, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/3/2024 (a) (b)	10,600	10,600
Series 2022-XG0430, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	105	105
Series 2023-ZF3166, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	8,330	8,330
Series 2022-XG0363, GO, VRDO, LOC : Bank of America NA, 3.00%, 9/9/2024 (a) (b)	8,330	8,330
		54,305
Colorado — 3.8%
County of Arapahoe, Multi-Family Rental Housing, Hunter's Run Holdings LP, Rev., VRDO, LOC : FHLMC, 2.99%, 9/9/2024 (b)	325	325
RIB Floater Trust Various States
Series 2022-038, COP, VRDO, LIQ : Barclays Bank plc, 3.95%, 9/3/2024 (a) (b)	2,385	2,385
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued
Series 2023-017, Rev., VRDO, LOC : Barclays Bank plc, 3.22%, 10/4/2024 (a) (b)	20,000	20,000
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF3053, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.97%, 9/9/2024 (a) (b)	10,125	10,125
Series 2022-XX1260, Rev., VRDO, LIQ : Barclays Bank plc, 2.97%, 9/9/2024 (a) (b)	9,120	9,120
Series 2022-ZF3061, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.97%, 9/9/2024 (a) (b)	3,335	3,335
Series 2023-XM1151, Rev., VRDO, LOC : UBS AG, 2.97%, 9/9/2024 (a) (b)	3,750	3,750
Series XX1261, Rev., VRDO, LIQ : Barclays Bank plc, 2.97%, 9/9/2024 (a) (b)	3,750	3,750
Series 2016-ZF0467, Rev., VRDO, LOC : Royal Bank of Canada, 2.98%, 9/9/2024 (a) (b)	3,200	3,200
Series 2023-XF3141, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.98%, 9/9/2024 (a) (b)	11,250	11,250
Series 2022-XG0424, Rev., VRDO, LIQ : Royal Bank of Canada, 2.99%, 9/9/2024 (a) (b)	4,800	4,800
Series 2023-XF1621, Rev., VRDO, LIQ : Bank of America NA, 3.03%, 9/9/2024 (a) (b)	3,750	3,750
		75,790
Connecticut — 0.3%
Town of Ledyard Series B, GO, BAN, 4.00%, 8/12/2025	5,500	5,535
District of Columbia — 0.8%
District of Columbia Water and Sewer Authority, Subordinate Lien Series 2024B, Subseries B-1, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/3/2024 (b)	7,500	7,500
Tender Option Bond Trust Receipts/Certificates
Series 2023-XL0454, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.97%, 9/9/2024 (a) (b)	4,935	4,935
Series 2024-XG0583, Rev., VRDO, LIQ : Bank of America NA, 3.00%, 9/9/2024 (a) (b)	4,190	4,190
		16,625
Florida — 5.4%
Alachua County Housing Finance Authority, Multi-Family, Santa Fe Apartments Project, Rev., VRDO, LOC : Citibank NA, 3.01%, 9/9/2024 (b)	2,630	2,630
Collier County Industrial Development Authority, Ave Maria Utility Co. Project Series 2024, Rev., AMT, VRDO, LOC : Northern Trust Co. (The), 3.10%, 9/9/2024 (b)	24,500	24,500
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	65

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
County of Broward, Power and Light Co., Project Series 2018A, Rev., AMT, VRDO, 3.20%, 9/9/2024 (b)	20,000	20,000
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 3.20%, 9/9/2024 (b)	25,000	25,000
Florida Housing Finance Corp., Valencia Village Apartments Series 1999G-1, Rev., VRDO, FNMA, LIQ : FNMA, 3.00%, 9/9/2024 (b)	60	60
Hillsborough County, Housing Finance Authority, Multi-Family Housing, Brandywine Apartments, Rev., VRDO, LOC : Citibank NA, 3.01%, 9/9/2024 (b)	5,650	5,650
Miami-Dade County Industrial Development Authority, Florida Power and Light Co. Project Series 2024A, Rev., AMT, VRDO, 3.15%, 9/9/2024 (b)	9,000	9,000
Tender Option Bond Trust Receipts/Certificates
Series 2023-XL0430, Rev., VRDO, LOC : Barclays Bank plc, 2.97%, 9/9/2024 (a) (b)	3,750	3,750
Series 2023-XX1322, Rev., VRDO, LOC : Barclays Bank plc, 2.97%, 9/9/2024 (a) (b)	4,085	4,085
Series 2024-ZF3225, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.97%, 9/9/2024 (a) (b)	3,750	3,750
Series 2023-XF1523, Rev., VRDO, LOC : Royal Bank of Canada, 2.98%, 9/9/2024 (a) (b)	2,440	2,440
Series 2023-XF1637, Rev., VRDO, LOC : Royal Bank of Canada, 2.98%, 9/9/2024 (a) (b)	3,400	3,400
Series 2023-XG0545, Rev., VRDO, LOC : Royal Bank of Canada, 2.98%, 9/9/2024 (a) (b)	1,875	1,875
Series 2023-XF1463, Rev., VRDO, LIQ : Toronto-Dominion Bank, 3.02%, 9/9/2024 (a) (b)	2,135	2,135
		108,275
Georgia — 4.8%
Bartow-Cartersville Joint Development Authority Series 2023A, Rev., AMT, VRDO, LOC : Korea Development Bank, 3.15%, 9/9/2024 (a) (b)	66,000	66,000
Development Authority of Monroe County (The), Florida Power and Light Co. Project Series 2019, Rev., AMT, VRDO, 3.15%, 9/9/2024 (b)	2,720	2,720
Development Authority of Monroe County (The), Gulf Power Co. Project, Rev., AMT, VRDO, 3.20%, 9/9/2024 (b)	20,000	20,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — continued
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF1593, Rev., VRDO, LIQ : Bank of America NA, 2.97%, 9/9/2024 (a) (b)	4,000	4,000
Series 2023-XG0520, Rev., VRDO, LIQ : Bank of America NA, 3.02%, 9/9/2024 (a) (b)	3,300	3,300
		96,020
Hawaii — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1252, Rev., VRDO, LOC : Barclays Bank plc, 2.97%, 9/9/2024 (a) (b)	2,945	2,945
Idaho — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2023-ZF1654, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	3,425	3,425
Illinois — 0.9%
RIB Floater Trust Various States Series 41, Rev., VRDO, LIQ : Barclays Bank plc, 3.95%, 9/3/2024 (a) (b)	1,535	1,535
Tender Option Bond Trust Receipts/Certificates
Series 2023-XG0434, GO, VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	2,750	2,750
Series 2022-XX1243, Rev., VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	5,625	5,625
Series 2023-XG0538, Rev., VRDO, LOC : Royal Bank of Canada, 2.98%, 9/9/2024 (a) (b)	2,820	2,820
Series 2017-XG0108, Rev., VRDO, LOC : Barclays Bank plc, 3.00%, 9/9/2024 (a) (b)	5,000	5,000
		17,730
Indiana — 1.5%
City of Hammond, Cargill, Inc. Project Series 2005, Rev., VRDO, 2.99%, 9/4/2024 (b)	11,000	11,000
City of Indianapolis, Multi-Family Housing, Limited Obligations Nora Common Series 2004 A, Rev., AMT, VRDO, LOC : US Bank NA, 3.65%, 9/3/2024 (b)	10,975	10,975
Gary Chicago International Airport Authority, Special Purpose Facilities, Jet Center Project, Rev., VRDO, LOC : BMO Harris Bank NA, 2.95%, 9/9/2024 (b)	1,575	1,575
Indiana Finance Authority, Solid Waste Disposal, Four-Leaf Clover Dairy LLC, Rev., VRDO, LOC : Bank of America NA, 3.42%, 9/9/2024 (b)	4,100	4,100
Indiana Finance Authority, Solid Waste Disposal, New Holland Dairy Leasing, Rev., VRDO, LOC : Bank of America NA, 3.40%, 9/9/2024 (b)	2,000	2,000
		29,650
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Iowa — 0.8%
Iowa Finance Authority, Chevron USA, Inc. Project Series 2024, Rev., AMT, VRDO, 3.95%, 9/3/2024 (b)	10,000	10,000
Iowa Finance Authority, Cone ENT Project Series 2007, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.00%, 9/9/2024 (b)	1,695	1,695
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program
Series 2019E, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 2.90%, 9/9/2024 (b)	4,295	4,295
Series 2020E, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 2.95%, 9/9/2024 (b)	850	850
		16,840
Kentucky — 3.9%
Louisville Regional Airport Authority, OH LLC Project Series 2006 A, Rev., VRDO, 3.93%, 9/3/2024 (b)	850	850
Louisville Regional Airport Authority, UPS Worldwide Forwarding, Inc.
Series 1999A, Rev., VRDO, 3.93%, 9/3/2024 (b)	63,700	63,700
Series 1999C, Rev., VRDO, 3.93%, 9/3/2024 (b)	15,000	15,000
		79,550
Louisiana — 0.8%
Consolidated Government of the City of Baton Rouge and Parish of East Baton Rouge, Exxon Mobil Corp., Rev., VRDO, 3.99%, 9/3/2024 (b)	9,000	9,000
East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Gulf Opportunity Zone Series 2010B, Rev., VRDO, 3.92%, 9/3/2024 (b)	5,950	5,950
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023 A-2, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (b)	780	780
		15,730
Maryland — 1.9%
Maryland Community Development Administration, Housing and Community Development
Series 2006G, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 3.03%, 9/9/2024 (b)	3,945	3,945
Series 2006J, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 3.03%, 9/9/2024 (b)	29,555	29,555
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maryland — continued
Montgomery County Housing Opportunities Commission, Multi-Family Mortgage Series 2023A, Rev., VRDO, FHA, FNMA COLL, LOC : TD Bank NA, 3.80%, 9/3/2024 (b)	200	200
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2023-G122, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	3,800	3,800
		37,500
Massachusetts — 4.8%
City of Beverly, GO, BAN, 4.50%, 6/27/2025	2,363	2,378
City of Holyoke
GO, BAN, 4.75%, 9/27/2024	9,304	9,311
GO, BAN, 5.00%, 11/21/2024	18,875	18,916
City of Pittsfield
GO, BAN, 4.00%, 2/21/2025	3,711	3,721
GO, BAN, 4.75%, 2/21/2025	3,011	3,024
City of Revere, GO, BAN, 4.00%, 8/21/2025	4,273	4,305
Massachusetts Development Finance Agency, Children's Hospital Corp Obligated Group Series 2024 U-1, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (b)	13,550	13,550
Massachusetts Health and Educational Facilities Authority, Museum of Fine Arts Issue Series 2007 A-1, Rev., VRDO, LIQ : Bank of America NA, 4.01%, 9/3/2024 (b)	1,100	1,100
Metrowest Regional Transit Authority, Rev., TRAN, 4.50%, 9/13/2024	8,895	8,897
Nashoba Valley Technical High School District, GO, 4.75%, 1/17/2025	1,300	1,305
RIB Floater Trust Various States Series 39, Rev., VRDO, LIQ : Barclays Bank plc, 3.95%, 9/3/2024 (a) (b)	1,235	1,235
Tender Option Bond Trust Receipts/Certificates Series 2024-XF3218, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/3/2024 (a) (b)	5,360	5,360
Town of Bellingham, GO, BAN, 4.25%, 5/30/2025	1,855	1,861
Town of Braintree, GO, BAN, 4.50%, 2/27/2025	7,234	7,259
Town of Danvers, GO, BAN, 4.00%, 9/27/2024	153	153
Town of Hatfield, GO, BAN, 5.25%, 11/1/2024	1,705	1,709
Town of Needham, GO, BAN, 4.25%, 12/19/2024	4,900	4,909
Town of Palmer, GO, BAN, 4.75%, 11/29/2024	2,368	2,373
Town of Southbridge, GO, BAN, 4.50%, 5/30/2025	6,070	6,106
		97,472
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	67

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — 2.0%
Michigan State Housing Development Authority, Rental Housing
Series 2016C, Rev., AMT, VRDO, LIQ : TD Bank NA, 2.85%, 9/9/2024 (b)	225	225
Series 2016E, Rev., AMT, VRDO, LIQ : UBS AG, 2.96%, 9/9/2024 (b)	6,875	6,875
Michigan State Housing Development Authority, Single Family Mortgage Series 2007E, Rev., AMT, VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (b)	27,210	27,210
RIB Floater Trust Various States Series 2022-046, Rev., VRDO, LOC : Barclays Bank plc, 3.95%, 9/3/2024 (a) (b)	6,890	6,890
		41,200
Minnesota — 1.0%
Minnesota Higher Education Facilities Authority, Concordia University, St. Paul Series 6Q, Rev., VRDO, LOC : US Bank NA, 4.00%, 9/3/2024 (b)	1,200	1,200
Minnesota Housing Finance Agency, Residential Housing Finance Series 2016F, Rev., AMT, VRDO, GNMA / FNMA / FHLMC COLL, LIQ : FHLB, 2.97%, 9/9/2024 (b)	9,690	9,690
Tender Option Bond Trust Receipts/Certificates Series 2024-BAML6027, Rev., VRDO, LOC : Bank of America NA, 4.12%, 9/3/2024 (a) (b)	8,600	8,600
		19,490
Mississippi — 2.6%
County of Jackson, Chevron USA, Inc., Project Series 1994, Rev., VRDO, 3.95%, 9/3/2024 (b)	18,100	18,100
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2007A, Rev., VRDO, 3.90%, 9/3/2024 (b)	14,980	14,980
Series 2007B, Rev., VRDO, 3.90%, 9/3/2024 (b)	5,800	5,800
Series 2009B, Rev., VRDO, 3.90%, 9/3/2024 (b)	1,515	1,515
Series 2009C, Rev., VRDO, 3.90%, 9/3/2024 (b)	1,825	1,825
Series 2009E, Rev., VRDO, 3.90%, 9/3/2024 (b)	4,310	4,310
Series 2009F, Rev., VRDO, 3.90%, 9/3/2024 (b)	1,185	1,185
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0546, COP, VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	4,400	4,400
		52,115
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — 0.0% ^
Health and Educational Facilities Authority of the State of Missouri, Ranken Technical College Series 2011B, Rev., VRDO, LOC : Northern Trust Co. (The), 3.85%, 9/3/2024 (b)	285	285
New Hampshire — 0.2%
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-157, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	4,075	4,075
New Jersey — 3.3%
Borough of South River, General Improvement water Utility Series 2023A, GO, BAN, 4.50%, 12/12/2024	8,175	8,198
Borough of Wanaque, GO, BAN, 4.25%, 12/19/2024	3,470	3,477
City of Jersey City Series 2023C, GO, BAN, 5.00%, 10/24/2024	2,000	2,003
City of Somers Point, GO, BAN, 4.50%, 8/28/2025	8,500	8,589
RIB Floater Trust Various States Series 20, Rev., VRDO, LIQ : Barclays Bank plc, 2.98%, 9/9/2024 (a) (b)	4,920	4,920
Tender Option Bond Trust Receipts/Certificates
Series 2023-XL0470, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	5,185	5,185
Series 2020-XF0957, Rev., VRDO, LOC : Royal Bank of Canada, 2.99%, 9/9/2024 (a) (b)	2,500	2,500
Town of Dover, General Improvement Water Utility Series 2024, GO, BAN, 4.50%, 1/23/2025	5,000	5,022
Town of Guttenberg, GO, BAN, 5.00%, 10/18/2024	13,535	13,551
Town of Morristown, GO, BAN, 4.50%, 6/4/2025	1,825	1,835
Township of Eastampton, GO, BAN, 4.50%, 7/22/2025	6,415	6,453
Township of Millburn, GO, BAN, 4.50%, 1/24/2025	4,030	4,042
		65,775
New York — 13.3%
Alfred Almond Central School District, GO, BAN, 4.50%, 6/26/2025	4,255	4,277
Amsterdam City School District, GO, BAN, 4.00%, 8/1/2025 (c)	2,000	2,011
Baldwinsville Central School District Series 2024B, GO, BAN, 4.00%, 7/18/2025	11,000	11,061
City of Albany, GO, BAN, 4.00%, 3/21/2025	13,104	13,152
City of Canandaigua, GO, BAN, 4.50%, 2/26/2025	4,000	4,018
City of New York, Fiscal Year 2018 Series B-5, GO, VRDO, LIQ : Barclays Bank plc, 3.90%, 9/3/2024 (b)	10,600	10,600
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
City of New York, Fiscal Year 2022 Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.00%, 9/3/2024 (b)	21,900	21,900
City of New York, Fiscal Year 2023
Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 3.80%, 9/3/2024 (b)	16,875	16,875
Series 2023A, Subseries A-4, GO, VRDO, LIQ : TD Bank NA, 3.80%, 9/3/2024 (b)	7,430	7,430
City of Olean Series 2024 A, GO, BAN, 4.25%, 7/24/2025	3,080	3,092
City of Oswego, GO, BAN, 4.50%, 4/17/2025	10,000	10,048
City of Peekskill, GO, BAN, 4.00%, 8/22/2025	1,550	1,562
City of Rome, GO, BAN, 4.50%, 6/11/2025	3,940	3,962
Cobleskill-Richmondville Central School District, GO, BAN, 4.50%, 6/20/2025	4,635	4,660
Fonda-Fultonville Central School District, GO, BAN, 4.50%, 7/11/2025	3,000	3,017
Geneseo Central School District, GO, BAN, 4.50%, 6/26/2025	5,000	5,031
Indian River Central School District at Philadelphia, GO, BAN, 4.50%, 6/26/2025	10,000	10,059
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (b)	100	100
Series 2008A-2A, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (b)	3,950	3,950
Moravia Central School District, GO, BAN, 4.50%, 6/26/2025	3,500	3,523
Nanuet Union Free School District Series 2024A, GO, BAN, 4.00%, 12/18/2024	3,200	3,205
Naples Central School District, GO, BAN, 4.25%, 6/25/2025	3,000	3,012
New York City Housing Development Corp., Markham Gardens Apartment Series 2006 A, Rev., VRDO, LOC : FHLMC, 3.10%, 9/9/2024 (b)	2,650	2,650
New York City Industrial Development Agency, Washington LLC Project, Rev., VRDO, LOC : Bank of China Ltd., 4.20%, 9/3/2024 (b)	7,960	7,960
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2016 Series 2016AA-1, Rev., VRDO, LIQ : Bank of America NA, 3.90%, 9/3/2024 (b)	10,425	10,425
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 3.80%, 9/3/2024 (b)	4,080	4,080
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.80%, 9/3/2024 (b)	4,735	4,735
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2014 Series AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.80%, 9/3/2024 (b)	10,750	10,750
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2017 Series 2017 BB, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/3/2024 (b)	4,625	4,625
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries BB-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.83%, 9/3/2024 (b)	7,225	7,225
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023
Series 2023, Subseries A-2, Rev., VRDO, LIQ : UBS AG, 3.80%, 9/3/2024 (b)	4,580	4,580
Series 2023, Subseries A3, Rev., VRDO, LIQ : Bank of New York Mellon (The), 3.90%, 9/3/2024 (b)	3,550	3,550
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-146, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/5/2024 (a) (b)	6,725	6,725
Springville-Griffith Institute Central School District, GO, BAN, 4.00%, 8/15/2025	1,441	1,447
Stamford Central School District, GO, BAN, 4.50%, 6/26/2025	4,632	4,656
State of New York Mortgage Agency Homeowner Mortgage Series 199, Rev., AMT, VRDO, LIQ : Royal Bank of Canada, 2.92%, 9/9/2024 (b)	15,175	15,175
Tender Option Bond Trust Receipts/Certificates Series 2023-XF3184, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	11,575	11,575
Town of Salina, GO, BAN, 4.25%, 6/6/2025	8,245	8,283
Village of Hamburg, GO, BAN, 4.00%, 9/18/2025 (c)	2,000	2,011
Village of Penn Yan, GO, BAN, 4.50%, 7/17/2025	2,000	2,010
Village of Scotia, GO, BAN, 4.50%, 6/27/2025	4,750	4,776
Weedsport Central School District, GO, BAN, 4.50%, 7/17/2025	4,000	4,024
		267,807
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	69

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — 0.6%
Tender Option Bond Trust Receipts/Certificates
Series 2022-XM1011, Rev., VRDO, AGM, LOC : Royal Bank of Canada, 2.99%, 9/9/2024 (a) (b)	4,200	4,200
Series 2023-XG0527, Rev., VRDO, LIQ : Bank of America NA, 3.01%, 9/9/2024 (a) (b)	4,930	4,930
University of North Carolina, Hospital at Chapel Hill Series B, Rev., VRDO, LIQ : TD Bank NA, 3.80%, 9/3/2024 (b)	2,180	2,180
		11,310
North Dakota — 0.3%
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0559, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	6,600	6,600
Ohio — 1.2%
City of Brecksville, GO, BAN, 4.63%, 9/19/2024	2,925	2,926
Dublin City School District, GO, BAN, 5.00%, 12/18/2024	3,750	3,764
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 3.80%, 9/3/2024 (b)	10,165	10,165
Tender Option Bond Trust Receipts/Certificates
Series 2023-XG0507, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	2,800	2,800
Series 2024-YX133, Rev., VRDO, LOC : Barclays Bank plc, 3.02%, 9/9/2024 (a) (b)	5,450	5,450
		25,105
Oklahoma — 0.3%
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF1572, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	2,220	2,220
Series 2024-XG0581, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	3,615	3,615
		5,835
Oregon — 1.5%
Marion County Housing Authority, Residence at Marian, Rev., VRDO, LOC : US Bank NA, 3.52%, 9/9/2024 (b)	180	180
Port of Portland, International Airport Subseries 18A, Rev., AMT, VRDO, LOC : Industrial & Commercial Bank of China, 4.15%, 9/9/2024 (b)	6,500	6,500
Port of Portland, Special Obligation, Horizon Air Industries, Inc., Project, Rev., VRDO, LOC : Bank of America NA, 4.19%, 9/3/2024 (b)	6,325	6,325
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oregon — continued
Tender Option Bond Trust Receipts/Certificates
Series 2023-ZL0472, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.97%, 9/9/2024 (a) (b)	6,355	6,355
Series 2023-ZL0520, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.02%, 9/9/2024 (a) (b)	4,190	4,190
Series 2024-ZF1728, Rev., VRDO, LIQ : Bank of America NA, 3.02%, 9/9/2024 (a) (b)	2,390	2,390
Series 2023-XF1493, Rev., VRDO, LIQ : Bank of America NA, 3.04%, 9/9/2024 (a) (b)	4,170	4,170
		30,110
Other — 0.0% ^
FHLMC, Multi-Family VRD Certificates Series M019, Class A, Rev., VRDO, LIQ : FHLMC, 3.34%, 9/9/2024 (a) (b)	312	312
Pennsylvania — 2.3%
Northampton County General Purpose Authority, St. Luke's Hospital Obligated Group Series 2024 B, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (b)	4,100	4,100
Pennsylvania Turnpike Commission Series 2019, Rev., 5.00%, 12/1/2024	4,000	4,019
Philadelphia Authority for Industrial Development Series B-2, Rev., VRDO, LOC : TD Bank NA, 2.91%, 9/9/2024 (b)	100	100
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF3041, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	4,000	4,000
Series 2022-XG0412, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	3,115	3,115
Series 2022-XG0413, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	2,665	2,665
Series 2023-XG0536, GO, VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	2,500	2,500
Series 2023-ZF3186, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	1,555	1,555
Series 2022-XG0437, Rev., VRDO, LOC : Barclays Bank plc, 2.97%, 9/9/2024 (a) (b)	5,000	5,000
Series 2022-XM1057, Rev., VRDO, LIQ : Bank of America NA, 2.97%, 9/9/2024 (a) (b)	2,500	2,500
Series 2023-XF1634, Rev., VRDO, AGM, LOC : Royal Bank of Canada, 2.98%, 9/9/2024 (a) (b)	2,665	2,665
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Series 2024-XG0551, Rev., VRDO, LOC : Royal Bank of Canada, 2.98%, 9/9/2024 (a) (b)	1,850	1,850
Series 2022-XM1083, Rev., VRDO, AGM, LOC : Royal Bank of Canada, 3.00%, 9/9/2024 (a) (b)	11,375	11,375
		45,444
South Carolina — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0552, Rev., VRDO, LOC : Royal Bank of Canada, 2.98%, 9/9/2024 (a) (b)	2,590	2,590
Tennessee — 1.6%
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Retreat Dry, Rev., VRDO, LOC : Citibank NA, 3.15%, 9/9/2024 (b)	3,950	3,950
Public Building Authority of Sevier County, Local Government Public Improvement Series VII-Q-1, Rev., VRDO, LOC : Truist Bank, 3.75%, 9/3/2024 (b)	18,975	18,975
Tender Option Bond Trust Receipts/Certificates
Series 2023-YX1289, Rev., VRDO, LOC : Barclays Bank plc, 2.97%, 9/9/2024 (a) (b)	5,210	5,210
Series 2022-XL0382, Rev., VRDO, LOC : Royal Bank of Canada, 2.99%, 9/9/2024 (a) (b)	5,055	5,055
		33,190
Texas — 4.5%
Deutsche Bank Spears Series DB-8142, GO, VRDO, PSF - GTD, LIQ : Deutsche Bank AG, Zero Coupon, 9/9/2024 (a) (b)	4,735	4,735
Gilmer Industrial Development Corp., Duoline Technologies LP Series 2008-A, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.10%, 9/9/2024 (b)	4,345	4,345
Harris County Industrial Development Corp., Exxon Corp. Project, Rev., VRDO, 3.99%, 9/3/2024 (b)	7,700	7,700
Lower Neches Valley Authority Industrial Development Corp., Exxon Capital Ventures, Inc. Series B-4, Rev., VRDO, 3.99%, 9/3/2024 (b)	7,825	7,825
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project Series 2001B3, Rev., VRDO, 3.99%, 9/3/2024 (b)	5,835	5,835
RIB Floater Trust Various States Series 2022-006, Rev., VRDO, LOC : Barclays Bank plc, 3.22%, 10/11/2024 (a) (b)	28,280	28,280
Southeast Texas Housing Finance Corp., Wyndham Park Apartments, Rev., VRDO, LOC : FNMA, 3.05%, 9/9/2024 (b)	7,400	7,400
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
State of Texas, Veterans, GO, AMT, VRDO, LIQ : State Street Bank & Trust Co., 2.90%, 9/9/2024 (b)	5,255	5,255
State of Texas, Veterans Housing Assistance Program
Series 2002A-2, GO, AMT, VRDO, LIQ : State Street Bank & Trust Co., 2.90%, 9/4/2024 (b)	1,510	1,510
Series 2004 A, GO, AMT, VRDO, LIQ : State Street Bank & Trust Co., 2.93%, 9/9/2024 (b)	12,830	12,830
Tender Option Bond Trust Receipts/Certificates
Series 2024-XL0556, GO, VRDO, PSF-GTD, LIQ : UBS AG, 3.95%, 9/3/2024 (a) (b)	2,950	2,950
Series 2022-XM1050, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	950	950
Series 2023-XF1447, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	2,000	2,000
		91,615
Utah — 0.5%
Tender Option Bond Trust Receipts/Certificates
Series 2022-XX1249, Rev., VRDO, LOC : Barclays Bank plc, 2.97%, 9/9/2024 (a) (b)	2,920	2,920
Series 2023-XM1146, Rev., VRDO, LOC : UBS AG, 2.97%, 9/9/2024 (a) (b)	6,750	6,750
		9,670
Washington — 3.0%
King County Housing Authority, Overlake Tod Housing Project Series 2001B, Rev., VRDO, LOC : Bank of America NA, 2.93%, 9/9/2024 (b)	3,450	3,450
Port of Tacoma, Subordinate Lien, Rev., AMT, VRDO, LOC : PNC Bank NA, 3.00%, 9/9/2024 (b)	49,150	49,150
Tender Option Bond Trust Receipts/Certificates
Series 2023-ZL0513, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.97%, 9/9/2024 (a) (b)	2,745	2,745
Series 2024-ZF1738, Rev., VRDO, LIQ : Bank of America NA, 2.99%, 9/9/2024 (a) (b)	1,885	1,885
Series 2024-ZF1739, Rev., VRDO, LIQ : Bank of America NA, 2.99%, 9/9/2024 (a) (b)	2,225	2,225
		59,455
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	71

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — 0.7%
Tender Option Bond Trust Receipts/Certificates
Series 2024-YX1339, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/3/2024 (a) (b)	6,600	6,600
Series 2023-XL0447, Rev., VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	6,750	6,750
		13,350
Total Municipal Bonds (Cost $1,473,115)		1,473,115
	SHARES (000)
Variable Rate Demand Preferred Shares — 9.1%
Other — 9.1%
BlackRock MuniAssets Fund, Inc. Series LIQ : Bank of America NA, 3.02%, 9/9/2024(a) (b)	35,000	35,000
BlackRock Municipal 2030 Target Term Trust Series W-7, LIQ : Barclays Bank plc, 3.02%, 9/9/2024(a) (b)	60,000	60,000
BlackRock MuniYield Quality Fund, Inc.
Series W-7, LIQ : TD Bank NA, 3.02%, 9/9/2024(a) (b)	20,000	20,000
Series W-7A, LIQ : Royal Bank of Canada, 3.02%, 9/9/2024(a) (b)	20,000	20,000
Nuveen AMT - Free Municipal Credit Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 2.97%, 9/9/2024# (a)	20,000	20,000
Nuveen AMT - Free Quality Municipal Income Fund Series 3, LIQ : Toronto-Dominion Bank, 2.97%, 9/9/2024# (a)	7,500	7,500
Nuveen Quality Municipal Income Fund Series 2-2525, LIQ : Barclays Bank plc, 3.02%, 9/9/2024# (a)	20,000	20,000
Total Variable Rate Demand Preferred Shares (Cost $182,500)		182,500
	PRINCIPAL AMOUNT ($000)
Short Term Investments — 17.7%
Commercial Paper — 17.7%
Board of Regents of the University of Texas System
Series A, 3.65%, 9/18/2024	7,500	7,500
Series A, 3.44%, 9/26/2024	7,500	7,500
Series A, 3.58%, 10/15/2024	10,000	10,000
Series A, 3.58%, 10/17/2024	8,000	8,000
Series A, 3.62%, 10/24/2024	10,000	10,000
Series A, 3.47%, 11/1/2024	5,000	5,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Series A, 3.43%, 11/19/2024	5,000	5,000
Series A, 3.62%, 11/26/2024	7,000	7,000
City of Atlanta
Series M-2, 3.38%, 11/22/2024	26,000	26,000
Series N-2, 3.44%, 11/22/2024	47,000	47,000
City of Philadelphia Airport Series B-1, 3.45%, 11/13/2024	22,000	22,000
City of San Antonio Electric and Gas Systems Series C, 3.70%, 9/20/2024	15,000	15,000
County of Harris Toll Road
Series K, 3.40%, 9/12/2024	100	100
Series K, 3.45%, 9/12/2024	9,830	9,830
County of Miami-Dade Aviation Series 2021, 3.45%, 11/14/2024	10,000	10,000
County of Montgomery Series 10-A, 3.43%, 10/1/2024	20,000	20,000
County of York Series B-3, 3.45%, 9/3/2024	800	800
Health Care Authority of the City of Huntsville (The)
3.59%, 10/3/2024	40,000	40,000
3.63%, 10/10/2024	15,000	15,000
Indiana Finance Authority Series D-2, 3.70%, 11/20/2024	8,835	8,835
Jacksonville Aviation Authority Series 92, 3.75%, 10/2/2024	8,300	8,300
Metropolitan Government of Nashville and Davidson County, 3.41%, 10/7/2024	10,000	10,000
Miami Dade College Foundation, Inc.
Series 2021, 3.50%, 9/12/2024	8,000	8,000
Series 2021, 3.55%, 9/23/2024	20,000	20,000
Municipal Electric Authority of Georgia Series B, 3.30%, 12/10/2024	3,500	3,500
Rutgers, The State University of New Jersey Series A, 3.45%, 10/17/2024	6,021	6,021
Texas Public Finance Authority
Series 19, 3.65%, 9/12/2024	10,000	10,000
Series 19, 3.40%, 12/5/2024	10,000	10,000
University of Massachusetts Building Authority Series 13B-1, 3.31%, 12/4/2024	5,000	5,000
Total Commercial Paper (Cost $355,386)		355,386
Total Short Term Investments (Cost $355,386)		355,386
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Total Investments — 100.0% (Cost $2,011,001) *		2,011,001
Other Assets Less Liabilities — 0.0% ^		763
NET ASSETS — 100.0%		2,011,764

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
PSF	Permanent School Fund
PSF-GTD	Permanent School Fund Guaranteed
Rev.	Revenue
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2024.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	73

JPMorgan California Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 69.6%
California — 69.6%
Alameda Public Financing Authority Series 2003A, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.80%, 9/9/2024 (a)	300	300
Bay Area Toll Authority, Toll Bridge Series 2024D, Rev., VRDO, LOC : TD Bank NA, 3.65%, 9/3/2024 (a)	5,905	5,905
California Health Facilities Financing Authority, Adventist Health System Series 1998B, Rev., VRDO, LOC : US Bank NA, 3.15%, 9/3/2024 (a)	375	375
California Health Facilities Financing Authority, Memorial Health Services
Rev., VRDO, 2.00%, 9/4/2024 (a)	3,700	3,700
Series 2013A, Rev., VRDO, 2.00%, 9/9/2024 (a)	4,025	4,025
California Housing Finance Agency, Montecito Village Affordable LP Series 2009B, Rev., VRDO, LIQ : FHLMC, 2.90%, 9/9/2024 (a)	350	350
California Municipal Finance Authority, Chevron USA, Inc. Project Series 2010B, Rev., VRDO, 3.30%, 9/3/2024 (a)	280	280
California Municipal Finance Authority, Multi-Family Housing, Pacific Meadows Apartments Series 2010A, Rev., VRDO, LIQ : FHLMC, 3.00%, 9/9/2024 (a)	580	580
California Municipal Finance Authority, Recovery Zone Facility, Chevron USA, Inc., Project Series 2010C, Rev., VRDO, 3.80%, 9/3/2024 (a)	780	780
California Public Finance Authority, Sharp Healthcare Series 2024E, Rev., VRDO, LOC : TD Bank NA, 3.65%, 9/3/2024 (a)	510	510
California Statewide Communities Development Authority, American Modular System Series 2001A, Rev., VRDO, LOC : BMO Harris Bank NA, 2.59%, 9/9/2024 (a)	800	800
California Statewide Communities Development Authority, Rady Children's Hospital Series 2008A, Rev., VRDO, LOC : US Bank NA, 3.15%, 9/3/2024 (a)	430	430
City of Irvine, Assessment District No. 03-19, Limited Obligation Improvement Series A, VRDO, LOC : US Bank NA, 3.15%, 9/3/2024 (a)	155	155
City of Los Angeles, Rev., TRAN, 5.00%, 6/26/2025	8,000	8,100
County of Los Angeles, Rev., TRAN, 5.00%, 6/30/2025	3,000	3,042
County of Riverside, Teeter Plan Obligation Series 2023A, GO, 3.88%, 10/18/2024	10,000	10,002
County of San Bernardino, Somerset Apartments LLC Series 1999A, Rev., VRDO, LOC : FNMA, 2.55%, 9/9/2024 (a)	950	950
County of Santa Cruz, Rev., TRAN, 5.00%, 7/1/2025	3,000	3,045
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Irvine Ranch Water District Water Service Corp., VRDO, LOC : US Bank NA, 3.65%, 9/3/2024 (a)	4,000	4,000
Los Angeles Department of Water and Power Series 2023C SUB C-2, Rev., VRDO, LIQ : TD Bank NA, 3.65%, 9/3/2024 (a)	450	450
Los Angeles Department of Water and Power, Power System
Series A-6, Rev., VRDO, LIQ : Bank of America NA, 3.57%, 9/3/2024 (a)	5,465	5,465
Series 2002 A-1, Rev., VRDO, LIQ : Bank of America NA, 3.65%, 9/3/2024 (a)	3,000	3,000
Series 2019, Subseries A-2, Rev., VRDO, LIQ : Barclays Bank plc, 3.65%, 9/3/2024 (a)	400	400
Los Angeles Department of Water and Power, Water System
Series 2021 A-2, Rev., VRDO, LIQ : TD Bank NA, 3.65%, 9/3/2024 (a)	1,850	1,850
Series 2021A-1, Rev., VRDO, LIQ : TD Bank NA, 3.65%, 9/3/2024 (a)	635	635
Metropolitan Water District of Southern California Series 2024B-1, Rev., VRDO, LIQ : Bank of America NA, 2.40%, 9/9/2024 (a)	5,400	5,400
Metropolitan Water District of Southern California, Waterworks Series 2016 B-2, Rev., VRDO, LIQ : TD Bank NA, 3.65%, 9/3/2024 (a)	4,925	4,925
Mizuho Floater Series 2023-MIZ9122, Rev., VRDO, LIQ : Mizuho Capital Markets LLC, 4.65%, 9/3/2024 (a) (b)	7,600	7,600
Modesto Public Financing Authority Series 2008, Rev., VRDO, LOC : BMO Harris Bank NA, 2.25%, 9/9/2024 (a)	2,255	2,255
RBC Municipal Products, Inc. Trust, Floater Certificates Series C-21, Rev., VRDO, LOC : Royal Bank of Canada, 2.92%, 9/9/2024 (a) (b)	7,250	7,250
Regents of the University of California Medical Center Pooled Series 2007B-1, Rev., VRDO, 3.60%, 9/3/2024 (a)	225	225
RIB Floater Trust Various States
Series 45, GO, VRDO, LIQ : Barclays Bank plc, 3.90%, 9/3/2024 (a) (b)	1,960	1,960
Series 2022-010, Rev., VRDO, LOC : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	1,975	1,975
Series 2022-015, Rev., VRDO, LOC : Barclays Bank plc, 3.17%, 10/4/2024 (a) (b)	5,670	5,670
Sacramento County Housing Authority, Multi-Family Housing, Ashford Park Apartments Series 1996D, Rev., VRDO, FNMA, LIQ : FNMA, 2.55%, 9/9/2024 (a)	2,800	2,800
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Sacramento County Housing Authority, River Terrace Apartments Series C, Rev., VRDO, FNMA, LIQ : FNMA, 2.55%, 9/9/2024 (a)	925	925
San Francisco City and County Airport Comm-San Francisco International Airport Series 2018C, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.97%, 9/9/2024 (a)	6,450	6,450
Southern California Public Power Authority, Magnolia Power Project Series 2020-3, Rev., VRDO, LIQ : Bank of America NA, 3.95%, 9/3/2024 (a)	9,825	9,825
State of California, Kindergarten Series 2004A3, GO, VRDO, LOC : State Street Bank & Trust Co., 3.50%, 9/3/2024 (a)	175	175
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF3028, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/3/2024 (a) (b)	3,175	3,175
Series 2022-XF3029, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/3/2024 (a) (b)	3,433	3,433
Series 2022-XF3030, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/3/2024 (a) (b)	7,250	7,250
Series 2023-ZF3176, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.93%, 9/9/2024 (a) (b)	8,335	8,335
Series 2023-ZF3187, GO, VRDO, LIQ : Morgan Stanley Bank NA, 2.93%, 9/9/2024 (a) (b)	4,150	4,150
Series 2021-XF2962, Rev., VRDO, LIQ : Barclays Bank plc, 2.94%, 9/9/2024 (a) (b)	270	270
Series 2022-XX1237, GO, VRDO, LIQ : Barclays Bank plc, 2.94%, 9/9/2024 (a) (b)	425	425
Series 2022-XX1262, Rev., VRDO, LIQ : Barclays Bank plc, 2.94%, 9/9/2024 (a) (b)	1,875	1,875
Series 2022-XX1263, Rev., VRDO, LIQ : Barclays Bank plc, 2.94%, 9/9/2024 (a) (b)	1,875	1,875
Series 2022-YX1200, Rev., VRDO, LIQ : Barclays Bank plc, 2.94%, 9/9/2024 (a) (b)	2,500	2,500
Series 2023-XM1153, Rev., VRDO, LIQ : UBS AG, 2.94%, 9/9/2024 (a) (b)	5,970	5,970
Series 2024-XF1731, Rev., VRDO, LOC : Royal Bank of Canada, 2.94%, 9/9/2024 (a) (b)	3,050	3,050
Series 2022-XF1323, Rev., VRDO, LIQ : Toronto-Dominion Bank, 2.95%, 9/9/2024 (a) (b)	2,650	2,650
Series 2022-XF1326, GO, VRDO, LIQ : Toronto-Dominion Bank, 2.95%, 9/9/2024 (a) (b)	4,000	4,000
Series 2022-XF1415, Rev., VRDO, LIQ : Toronto-Dominion Bank, 2.95%, 9/9/2024 (a) (b)	1,705	1,705
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Series 2022-XF3025, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	2,100	2,100
Series 2022-XG0372, COP, VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	2,655	2,655
Series 2022-XG0393, GO, VRDO, LOC : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	2,400	2,400
Series 2022-XG0430, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	3,000	3,000
Series 2022-XL0384, GO, VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	1,900	1,900
Series 2022-XM1007, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	3,840	3,840
Series 2022-XM1036, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	2,665	2,665
Series 2022-XM1064, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	1,450	1,450
Series 2023-XG0501, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	1,360	1,360
Series 2023-XL0445, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	3,330	3,330
Series 2023-XL0501, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	2,375	2,375
Series 2023-XM1114, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	3,335	3,335
Series 2023-ZF3162, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	1,665	1,665
Series 2024-XG0587, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	1,800	1,800
Series 2024-XL0552, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	1,875	1,875
Series 2022-XF1376, Rev., VRDO, LIQ : Bank of America NA, 2.97%, 9/9/2024 (a) (b)	2,500	2,500
Series 2024-XF1708, Rev., VRDO, LOC : Royal Bank of Canada, 2.97%, 9/9/2024 (a) (b)	1,790	1,790
Series 2022-XF1384, Rev., VRDO, LIQ : Toronto-Dominion Bank, 2.98%, 9/9/2024 (a) (b)	1,500	1,500
Series 2023-007, Rev., VRDO, LOC : Barclays Bank plc, 3.17%, 10/4/2024 (a) (b)	9,000	9,000
University of California
Series 2013AL-3, Rev., VRDO, 3.65%, 9/3/2024 (a)	5,475	5,475
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	75

JPMorgan California Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Series 2024 BY-1, Rev., VRDO, 2.05%, 9/9/2024 (a)	5,000	5,000
Western Municipal Water District Facilities Authority Series 2012A, Rev., VRDO, LOC : TD Bank NA, 2.25%, 9/9/2024 (a)	300	300
		228,542
Total Municipal Bonds (Cost $228,542)		228,542
	SHARES (000)
Variable Rate Demand Preferred Shares — 11.3%
California — 11.3%
Nuveen California AMT - Free Quality Municipal Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 2.95%, 9/9/2024# (b)	12,000	12,000
Nuveen California Quality Municipal Income Fund Series 1-1362, LIQ : Societe Generale SA, 3.01%, 9/9/2024# (b)	25,000	25,000
Total Variable Rate Demand Preferred Shares (Cost $37,000)		37,000
	PRINCIPAL AMOUNT ($000)
Short Term Investments — 18.5%
Commercial Paper — 18.5%
California Educational Facilities Authority, 3.58%, 2/18/2025	10,000	10,000
California State University Institute Series A, 3.30%, 11/4/2024	3,748	3,748
California Statewide Communities Development Authority
Series 9B-1, 3.65%, 9/4/2024	7,000	7,000
Series B-5, 3.70%, 9/4/2024	3,000	3,000
Series B-6, 3.65%, 9/5/2024	6,000	6,000
Series 9B-2, 3.55%, 10/3/2024	5,000	5,000
Series 09-D, 3.60%, 10/8/2024	7,000	7,000
Series 08-C, 3.60%, 10/9/2024	8,000	8,000
Municipal Improvement Corp. of Los Angeles Series A-3, 3.38%, 9/19/2024	3,000	3,000
State of California
Series A-1, 3.38%, 9/19/2024	3,000	3,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Series A-7, 3.55%, 10/8/2024	3,000	3,000
University of California Series A, 3.75%, 12/19/2024	2,000	2,000
Total Commercial Paper (Cost $60,748)		60,748
Total Short Term Investments (Cost $60,748)		60,748
Total Investments — 99.4% (Cost $326,290) *		326,290
Other Assets Less Liabilities — 0.6%		1,917
NET ASSETS — 100.0%		328,207

Percentages indicated are based on net assets.

Abbreviations
AMT	Alternative Minimum Tax
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
Rev.	Revenue
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2024.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Money Market Funds	August 31, 2024

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 93.3%
New York — 93.3%
Albany Industrial Development Agency, Civic Facility, Living Resources Corp., Project Series 2007A, Rev., VRDO, LOC : HSBC Bank USA NA, 2.92%, 9/9/2024 (a)	2,155	2,155
Amherst Development Corp., Student Housing Facility, South Lake Village Project Series 2010B, Rev., VRDO, LOC : HSBC Bank USA NA, 3.02%, 9/9/2024 (a)	9,785	9,785
Amsterdam City School District, GO, BAN, 4.00%, 8/1/2025 (b)	2,000	2,011
Ballston Spa Central School District, GO, BAN, 4.25%, 9/13/2024	2,915	2,915
Battery Park City Authority
Series 2019D-2, Rev., VRDO, LIQ : TD Bank NA, 3.80%, 9/3/2024 (a)	27,700	27,700
Series 2019D-1, Rev., VRDO, LIQ : TD Bank NA, 3.85%, 9/3/2024 (a)	10,450	10,450
Series 2023 B, Rev., 5.00%, 11/1/2024	250	251
Bemus Point Central School District, GO, BAN, 4.50%, 7/24/2025	1,012	1,018
Bethlehem Central School District, GO, BAN, 4.50%, 7/8/2025	2,266	2,280
Build NYC Resource Corp., The Asia Society Project, Rev., VRDO, LOC : TD Bank NA, 2.95%, 9/9/2024 (a)	150	150
Canton Central School District, St. Lawrence County Series 2024B, GO, BAN, 4.00%, 9/5/2025 (b)	932	938
City of Albany, GO, BAN, 4.00%, 3/21/2025	30,000	30,112
City of Buffalo Series 2018 A, GO, 5.00%, 10/1/2024	755	756
City of Canandaigua, GO, BAN, 4.50%, 2/26/2025	5,810	5,836
City of Glens Falls Series 2024, GO, BAN, 4.00%, 2/28/2025	8,200	8,222
City of New York, Fiscal Year 2006 Series 2006E-2, GO, VRDO, LOC : Bank of America NA, 3.90%, 9/3/2024 (a)	1,500	1,500
City of New York, Fiscal Year 2008
Series 2008 L-4, GO, VRDO, LOC : US Bank NA, 3.60%, 9/3/2024 (a)	460	460
Series 2008 L-3, GO, VRDO, LOC : Bank of America NA, 3.90%, 9/3/2024 (a)	12,250	12,250
City of New York, Fiscal Year 2013 Series 2013, Subseries A-2, GO, VRDO, LOC : Mizuho Bank Ltd., 3.95%, 9/3/2024 (a)	1,575	1,575
City of New York, Fiscal Year 2014 Series 2014D-4, GO, VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (a)	955	955
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
City of New York, Fiscal Year 2020 Series 2020, Subseries B-1, GO, 4.00%, 10/1/2024	100	100
City of New York, Fiscal Year 2022 Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.00%, 9/3/2024 (a)	6,260	6,260
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 3.80%, 9/3/2024 (a)	15,800	15,800
City of Olean Series 2024 A, GO, BAN, 4.25%, 7/24/2025	4,000	4,015
City of Oswego, GO, BAN, 4.50%, 4/17/2025	12,705	12,766
City of Rome, GO, BAN, 4.50%, 6/11/2025	10,000	10,056
City of Troy Series 2024, GO, BAN, 4.00%, 1/31/2025	5,470	5,481
Cobleskill-Richmondville Central School District, GO, BAN, 4.50%, 6/20/2025	8,000	8,043
County of Chemung Series 2023B, GO, BAN, 4.25%, 12/20/2024	2,873	2,881
County of Clinton, GO, BAN, 4.25%, 7/25/2025	4,430	4,451
County of Madison Series 2023, GO, BAN, 4.50%, 11/21/2024	1,191	1,193
County of Montgomery, GO, BAN, 4.25%, 8/1/2025	3,275	3,292
County of Tompkins Series 2024, GO, BAN, 4.00%, 2/14/2025	1,948	1,954
County of Washington, GO, BAN, 4.00%, 3/21/2025	1,004	1,008
Deutsche Bank Spears
Series DB-8139, GO, VRDO, LIQ : Deutsche Bank AG, 4.20%, 9/3/2024 (a) (c)	3,705	3,705
Series DB-8129, GO, VRDO, LIQ : Deutsche Bank AG, 3.02%, 9/5/2024 (a) (c)	7,600	7,600
Dundee Central School District, GO, BAN, 4.50%, 6/20/2025	4,085	4,105
Edmeston Central School District, GO, BAN, 4.25%, 7/24/2025	1,880	1,887
Elmira Heights Central School District, GO, BAN, 4.50%, 6/27/2025	9,190	9,241
Erie County Industrial Development Agency (The), Our Lady Victory Corp. Series 2007A, Rev., VRDO, LOC : HSBC Bank USA NA, 2.95%, 9/9/2024 (a)	2,175	2,175
Fonda-Fultonville Central School District, GO, BAN, 4.50%, 7/11/2025	3,500	3,520
Forestville Central School District, GO, BAN, 4.50%, 6/18/2025	7,490	7,530
Geneseo Central School District, GO, BAN, 4.50%, 6/26/2025	8,854	8,910
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	77

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Greenwich Central School District, GO, BAN, 4.50%, 6/25/2025	4,520	4,545
Hartford Central School District, GO, BAN, 4.25%, 6/25/2025	8,360	8,388
Indian River Central School District at Philadelphia, GO, BAN, 4.50%, 6/26/2025	12,225	12,297
Long Island Power Authority, Electric System Series 2023D, Rev., VRDO, LOC : Barclays Bank plc, 2.90%, 9/9/2024 (a)	21,000	21,000
Maine-Endwell Central School District Series 2023, GO, BAN, 4.25%, 9/27/2024	1,593	1,594
Mechanicville City School District, GO, BAN, 4.50%, 6/25/2025	7,834	7,880
Metropolitan Transportation Authority
Series 2012G-1, Rev., VRDO, LOC : Barclays Bank plc, 3.90%, 9/3/2024 (a)	515	515
Series 2015 E-1, Rev., VRDO, LOC : Barclays Bank plc, 3.90%, 9/3/2024 (a)	2,650	2,650
Series 2015, Subseries E-3, Rev., VRDO, LOC : Bank of America NA, 3.90%, 9/3/2024 (a)	22,750	22,750
Series 2020B, Rev., VRDO, LOC : Royal Bank of Canada, 3.95%, 9/3/2024 (a)	5,750	5,750
Subseries 2002D-2B, Rev., VRDO, LOC : Truist Bank, 4.00%, 9/3/2024 (a)	29,715	29,715
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (a)	6,435	6,435
Series 2008A-2B, Rev., VRDO, LOC : PNC Bank NA, 2.90%, 9/9/2024 (a)	20,195	20,195
Series 2005 E-2, Rev., VRDO, LOC : Bank of America NA, 2.96%, 9/9/2024 (a)	2,848	2,848
Naples Central School District, GO, BAN, 4.25%, 6/25/2025	3,643	3,657
Nassau County Industrial Development Agency, Clinton Plaza Senior Housing Project, Rev., VRDO, LOC : FNMA, 2.90%, 9/9/2024 (a)	4,100	4,100
New York City Housing Development Corp., Fifth Avenue Apartments Series 2006A, Rev., VRDO, LOC : Citibank NA, 2.85%, 9/9/2024 (a)	12,140	12,140
New York City Housing Development Corp., Markham Gardens Apartment Series 2006 A, Rev., VRDO, LOC : FHLMC, 3.10%, 9/9/2024 (a)	2,350	2,350
New York City Housing Development Corp., Multi-Family Mortgage, Manhattan Court Series 2004A, Rev., VRDO, LOC : Citibank NA, 2.88%, 9/9/2024 (a)	6,920	6,920
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Housing Development Corp., Multi-Family Mortgage, West 26th Street Development
Series 2011B, Rev., VRDO, 2.95%, 9/9/2024 (a)	800	800
Series 2012A, Rev., VRDO, LIQ : FHLMC, 2.95%, 9/9/2024 (a)	3,650	3,650
New York City Housing Development Corp., Multi-Family Rent Housing, Gold Street Series 2006A, Rev., VRDO, LOC : FNMA, 2.79%, 9/9/2024 (a)	51,500	51,500
New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development
Series 2006A, Rev., VRDO, LOC : FNMA, 3.40%, 9/9/2024 (a)	25,050	25,050
Series 2000A, Rev., VRDO, LOC : FNMA, 3.45%, 9/9/2024 (a)	30	30
New York City Housing Development Corp., Multi-Family, 201 Pearl LLC Series 2006A, Rev., VRDO, LOC : FNMA, 2.79%, 9/9/2024 (a)	3,550	3,550
New York City Housing Development Corp., Multi-Family, 90 Washington Street Series 2005A, Rev., VRDO, LOC : FNMA, 2.91%, 9/9/2024 (a)	8,990	8,990
New York City Industrial Development Agency, Civic Facility, Rev., VRDO, LOC : TD Bank NA, 2.93%, 9/9/2024 (a)	3,325	3,325
New York City Industrial Development Agency, Washington LLC Project, Rev., VRDO, LOC : Bank of China Ltd., 4.20%, 9/3/2024 (a)	7,175	7,175
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2016 Series 2016AA-1, Rev., VRDO, LIQ : Bank of America NA, 3.90%, 9/3/2024 (a)	8,375	8,375
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2007, Subseries CC-2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/3/2024 (a)	2,025	2,025
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.80%, 9/3/2024 (a)	4,405	4,405
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2014 Series AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.80%, 9/3/2024 (a)	17,245	17,245
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015 BB-3, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 2.92%, 9/9/2024 (a)	8,350	8,350
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2017 Series 2017 BB, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/3/2024 (a)	3,300	3,300
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries BB-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.83%, 9/3/2024 (a)	24,465	24,465
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 1999 Series 1999, Subseries A-1, Rev., 5.00%, 11/1/2024	285	286
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series D-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.85%, 9/3/2024 (a)	4,350	4,350
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015
Series A-4, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.83%, 9/3/2024 (a)	11,555	11,555
Series 2015A-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.90%, 9/3/2024 (a)	860	860
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016, Rev., VRDO, LIQ : Bank of America NA, 3.90%, 9/3/2024 (a)	550	550
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023, Subseries A-2, Rev., VRDO, LIQ : UBS AG, 3.80%, 9/3/2024 (a)	43,525	43,525
New York State Dormitory Authority
Series 2019 A, Rev., 5.00%, 10/1/2024	1,265	1,267
Series E, Rev., 5.00%, 10/1/2024	530	531
Series F, Rev., 5.00%, 10/1/2024	195	195
New York State Dormitory Authority, Columbia University
Series 2003B, Rev., VRDO, 2.80%, 9/9/2024 (a)	9,750	9,750
Series 2009A, Rev., VRDO, 3.20%, 9/9/2024 (a)	14,050	14,050
Series B, Rev., 5.00%, 10/1/2024	290	290
New York State Dormitory Authority, Fordham University Series 2008A-1, Rev., VRDO, LOC : Bank of America NA, 2.88%, 9/9/2024 (a)	550	550
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York State Dormitory Authority, Northern Westchester Hospital, Rev., VRDO, LOC : TD Bank NA, 2.91%, 9/9/2024 (a)	1,455	1,455
New York State Dormitory Authority, Royal Charter Properties Series A, Rev., VRDO, LOC : FNMA, 3.02%, 9/9/2024 (a)	3,290	3,290
New York State Dormitory Authority, School Districts Financing Program
Series 2017G, Rev., 5.00%, 10/1/2024	810	811
Series 2018A, Rev., 5.00%, 10/1/2024	100	100
Series 2022 A, Rev., 5.00%, 10/1/2024	285	285
Series A, Rev., 5.00%, 10/1/2024	430	431
Series B, Rev., 5.00%, 10/1/2024	525	526
New York State Energy Research and Development Authority, Consolidated Edison Co. of New York, Inc. Series 2005A-3, Rev., VRDO, LOC : Mizuho Bank Ltd., 3.35%, 9/9/2024 (a)	9,600	9,600
New York State Energy Research and Development Authority, Consolidated Edison Co. of New York, Inc. Project
Series 2005A-3, Rev., VRDO, LOC : Mizuho Bank Ltd., 2.90%, 9/9/2024 (a)	13,700	13,700
Series 2010A-1, Rev., VRDO, LOC : Scotiabank, 3.00%, 9/9/2024 (a)	400	400
New York State Housing Finance Agency, 10 Barclay Street Series 2004A, Rev., VRDO, LOC : FNMA, 2.90%, 9/12/2024 (a)	43,000	43,000
New York State Housing Finance Agency, 160 Madison Avenue LLC
Series 2013A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.60%, 9/3/2024 (a)	38,380	38,380
Series 2014A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.60%, 9/3/2024 (a)	38,325	38,325
New York State Housing Finance Agency, 29 Flatbush Avenue Housing
Series 2010A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 2.90%, 9/9/2024 (a)	27,875	27,875
Series A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 2.90%, 9/9/2024 (a)	1,165	1,165
New York State Housing Finance Agency, 316 Eleventh Avenue Housing Series 2009A, Rev., VRDO, LOC : FNMA, 3.40%, 9/9/2024 (a)	5,550	5,550
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	79

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York State Housing Finance Agency, 330 Riverdale Ave Apartments Series 2008A, Rev., VRDO, LOC : Bank of America NA, 3.00%, 9/9/2024 (a)	9,950	9,950
New York State Housing Finance Agency, 330 West 39th Street Housing Series 2010A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 2.95%, 9/9/2024 (a)	14,685	14,685
New York State Housing Finance Agency, 360 West 43rd Street Housing, Rev., VRDO, LOC : FNMA, 3.45%, 9/9/2024 (a)	2,400	2,400
New York State Housing Finance Agency, 435 East 13th Street Housing Series 2016A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 2.90%, 9/9/2024 (a)	6,820	6,820
New York State Housing Finance Agency, 8 East 102nd Street Housing Series 2010A, Rev., VRDO, LOC : TD Bank NA, 2.75%, 9/9/2024 (a)	4,600	4,600
New York State Housing Finance Agency, College ARMS Apartments Series 2008A, Rev., VRDO, LIQ : FHLMC, 2.82%, 9/9/2024 (a)	6,790	6,790
New York State Housing Finance Agency, Historic Front Street Series 2003A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 2.83%, 9/12/2024 (a)	10,100	10,100
New York State Housing Finance Agency, Housing Related Taconic Series 2009A, Rev., VRDO, LOC : FNMA, 2.90%, 9/9/2024 (a)	17,290	17,290
New York State Housing Finance Agency, Maiden Lane Properties LLC Series 2004A, Rev., VRDO, LOC : FNMA, 2.80%, 9/9/2024 (a)	500	500
New York State Housing Finance Agency, North End Series 2004A, Rev., VRDO, LOC : FNMA, 3.40%, 9/9/2024 (a)	400	400
New York State Housing Finance Agency, Weyant Green Apartments Series 2007A, Rev., VRDO, LOC : FNMA, 3.35%, 9/9/2024 (a)	100	100
New York State Housing Finance Agency, Worth Street, 23rd Chelsea Assocs LLC
Series A, Rev., VRDO, LOC : FNMA, 3.45%, 9/9/2024 (a)	3,400	3,400
Series A, Rev., VRDO, LOC : FNMA, 3.45%, 9/9/2024 (a)	2,100	2,100
North Salem Central School District, GO, BAN, 4.50%, 6/20/2025	2,330	2,343
Onondaga County Industrial Development Agency, Civic Facility, Syracuse Home Association Project, Rev., VRDO, LOC : HSBC Bank USA NA, 2.96%, 9/9/2024 (a)	6,750	6,750
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Penn Yan Central School District, GO, BAN, 4.50%, 9/13/2024	565	565
Port Authority of New York and New Jersey Series 2023-0009, Rev., VRDO, LIQ : Citibank NA, 2.95%, 9/9/2024 (a) (c)	7,500	7,500
Randolph Central School District, GO, BAN, 4.25%, 6/27/2025	4,150	4,165
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-118, GO, VRDO, LOC : Royal Bank of Canada, 4.00%, 9/3/2024 (a) (c)	16,420	16,420
Series E-120, Rev., VRDO, LOC : Royal Bank of Canada, 4.00%, 9/3/2024 (a) (c)	5,300	5,300
Series G-120, Rev., VRDO, LOC : Royal Bank of Canada, 2.98%, 9/9/2024 (a) (c)	7,600	7,600
Series 2022-E154, Rev., VRDO, LOC : Royal Bank of Canada, 3.02%, 9/9/2024 (a) (c)	76,825	76,825
RIB Floater Trust Various States
Series 2022-011, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (c)	3,300	3,300
Series 2022-012, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (c)	11,830	11,830
Series 2022-008, Rev., VRDO, LOC : Barclays Bank plc, 3.17%, 10/4/2024 (a) (c)	60,000	60,000
Series 2024-002, Rev., VRDO, LOC : Barclays Bank plc, 3.17%, 10/4/2024 (a) (c)	12,500	12,500
South Colonie Central School District Series 2023, GO, BAN, 4.25%, 12/20/2024	1,077	1,080
South Jefferson Central School District Series 2024, GO, BAN, 4.25%, 2/7/2025	2,172	2,179
State of New York Mortgage Agency Homeowner Mortgage
Series 247, Rev., VRDO, LIQ : TD Bank NA, 2.70%, 9/9/2024 (a)	41,060	41,060
Series 249, Rev., AMT, VRDO, LIQ : TD Bank NA, 2.75%, 9/9/2024 (a)	5,000	5,000
Series 207, Rev., VRDO, LIQ : Royal Bank of Canada, 2.90%, 9/9/2024 (a)	200	200
Series 234, Rev., VRDO, LIQ : UBS AG, 2.90%, 9/9/2024 (a)	42,180	42,180
Series 199, Rev., AMT, VRDO, LIQ : Royal Bank of Canada, 2.92%, 9/9/2024 (a)	14,625	14,625
Stockbridge Valley Central School District, GO, BAN, 4.50%, 7/11/2025	2,500	2,513
Tender Option Bond Trust Receipts/Certificates
Series 2024-XX1331, Rev., VRDO, LIQ : Barclays Bank plc, 3.90%, 9/3/2024 (a) (c)	7,500	7,500
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2024-XL0555, GO, VRDO, LIQ : UBS AG, 3.95%, 9/3/2024 (a) (c)	2,325	2,325
Series 2024-XL0558, Rev., VRDO, LIQ : UBS AG, 3.95%, 9/3/2024 (a) (c)	9,940	9,940
Series 2024-BAML6026, Rev., VRDO, LOC : Bank of America NA, 4.15%, 9/3/2024 (a) (c)	3,420	3,420
Series 2022-XF2996, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.94%, 9/9/2024 (a) (c)	3,780	3,780
Series 2022-XG0428, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.94%, 9/9/2024 (a) (c)	7,875	7,875
Series 2022-XM1058, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.94%, 9/9/2024 (a) (c)	2,870	2,870
Series 2022-XM1070, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.94%, 9/9/2024 (a) (c)	3,280	3,280
Series 2023-XF3160, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.94%, 9/9/2024 (a) (c)	3,750	3,750
Series 2023-XF3185, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.94%, 9/9/2024 (a) (c)	5,930	5,930
Series 2023-XL0414, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.94%, 9/9/2024 (a) (c)	2,000	2,000
Series 2023-XM1142, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.94%, 9/9/2024 (a) (c)	10,070	10,070
Series 2023-ZF3210, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.94%, 9/9/2024 (a) (c)	5,270	5,270
Series 2024-XL0538, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.94%, 9/9/2024 (a) (c)	2,090	2,090
Series 2019-XF0847, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (c)	7,220	7,220
Series 2020-XG0276, Rev., VRDO, LOC : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	1,545	1,545
Series 2022-XF1312, Rev., VRDO, LIQ : Toronto-Dominion Bank, 2.95%, 9/9/2024 (a) (c)	3,665	3,665
Series 2022-XF1339, GO, VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	4,090	4,090
Series 2022-XF1374, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	2,460	2,460
Series 2022-XF1382, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	2,100	2,100
Series 2022-XF1383, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	3,050	3,050
Series 2022-XF1393, Rev., VRDO, LIQ : TD Bank NA, 2.95%, 9/9/2024 (a) (c)	3,500	3,500
Series 2022-XF1399, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	1,835	1,835
Series 2022-XF1400, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	3,335	3,335
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2022-XF1420, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	4,800	4,800
Series 2022-XF1444, GO, VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	1,875	1,875
Series 2022-XF3002, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (c)	10,700	10,700
Series 2022-XF3013, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (c)	13,520	13,520
Series 2022-XF3016, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (c)	19,705	19,705
Series 2022-XF3021, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (c)	3,600	3,600
Series 2022-XF3043, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (c)	9,000	9,000
Series 2022-XF3047, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (c)	2,400	2,400
Series 2022-XG0405, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	1,875	1,875
Series 2022-XL0274, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	1,670	1,670
Series 2022-XL0322, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (c)	6,700	6,700
Series 2022-XL0353, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (c)	2,860	2,860
Series 2022-XL0381, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (c)	1,875	1,875
Series 2022-XM1006, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	2,400	2,400
Series 2022-XM1010, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (c)	2,950	2,950
Series 2022-XM1031, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (c)	3,750	3,750
Series 2022-XM1052, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (c)	5,625	5,625
Series 2022-XM1069, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (c)	2,445	2,445
Series 2022-XM1073, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (c)	3,250	3,250
Series 2022-XX1282, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (c)	4,970	4,970
Series 2022-YX1183, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (c)	2,245	2,245
Series 2022-YX1208, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (c)	12,050	12,050
Series 2022-YX1242, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (c)	5,630	5,630
Series 2022-YX1250, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (c)	1,730	1,730
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	81

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2022-YX1257, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (c)	3,440	3,440
Series 2022-YX1277, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (c)	2,985	2,985
Series 2022-ZF1417, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (c)	1,635	1,635
Series 2022-ZL0263, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (c)	2,240	2,240
Series 2022-ZL0350, GO, VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (c)	5,000	5,000
Series 2022-ZL0393, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (c)	2,050	2,050
Series 2023-XF0524, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (c)	7,610	7,610
Series 2023-XF1442, Rev., VRDO, LIQ : Toronto-Dominion Bank, 2.95%, 9/9/2024 (a) (c)	3,565	3,565
Series 2023-XF1495, Rev., VRDO, LIQ : Toronto-Dominion Bank, 2.95%, 9/9/2024 (a) (c)	1,565	1,565
Series 2023-XF1505, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	3,350	3,350
Series 2023-XF1506, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	8,900	8,900
Series 2023-XF1507, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	11,110	11,110
Series 2023-XF1589, GO, VRDO, LIQ : Toronto-Dominion Bank, 2.95%, 9/9/2024 (a) (c)	2,000	2,000
Series 2023-XF1614, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (c)	1,245	1,245
Series 2023-XF1622, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	1,875	1,875
Series 2023-XF1633, Rev., VRDO, LIQ : Toronto-Dominion Bank, 2.95%, 9/9/2024 (a) (c)	3,880	3,880
Series 2023-XF1643, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	2,905	2,905
Series 2023-XF1644, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	6,470	6,470
Series 2023-XF1652, Rev., VRDO, LIQ : TD Bank NA, 2.95%, 9/9/2024 (a) (c)	3,750	3,750
Series 2023-XF1662, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	4,050	4,050
Series 2023-XF1663, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	3,335	3,335
Series 2023-XF1665, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	3,310	3,310
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2023-XF3107, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (c)	4,525	4,525
Series 2023-XF3161, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (c)	3,840	3,840
Series 2023-XF3169, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (c)	14,835	14,835
Series 2023-XF3182, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (c)	2,755	2,755
Series 2023-XL0416, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (c)	6,710	6,710
Series 2023-XL0434, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	20,000	20,000
Series 2023-XL0441, GO, VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (c)	2,000	2,000
Series 2023-XL0463, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (c)	5,210	5,210
Series 2023-XX1281, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (c)	8,290	8,290
Series 2023-XX1323, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (c)	6,000	6,000
Series 2023-XX1324, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (c)	7,500	7,500
Series 2023-ZF1656, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (c)	2,670	2,670
Series 2023-ZF3167, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (c)	1,875	1,875
Series 2023-ZF3171, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (c)	2,130	2,130
Series 2023-ZL0494, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (c)	4,000	4,000
Series 2023-ZL0517, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (c)	1,670	1,670
Series 2024-XF1701, Rev., VRDO, LIQ : Toronto-Dominion Bank, 2.95%, 9/9/2024 (a) (c)	5,000	5,000
Series 2024-XG0561, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	2,365	2,365
Series 2024-XG0562, GO, VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	1,925	1,925
Series 2024-XG0568, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (c)	3,940	3,940
Series 2020-XF2868, Rev., VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (c)	1,900	1,900
Series 2020-XF2878, Rev., VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (c)	7,355	7,355
Series 2020-XX1127, Rev., VRDO, AGM, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (c)	5,220	5,220
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2022-XF1357, Rev., VRDO, LIQ : Toronto-Dominion Bank, 2.96%, 9/9/2024 (a) (c)	3,750	3,750
Series 2022-XF3065, Rev., VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (c)	5,995	5,995
Series 2024-XF3229, Rev., VRDO, AGM, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (c)	16,540	16,540
Series 2024-ZF1699, Rev., VRDO, LIQ : Bank of America NA, 2.96%, 9/9/2024 (a) (c)	2,130	2,130
Series 2023-XF1496, Rev., VRDO, LIQ : Toronto-Dominion Bank, 2.97%, 9/9/2024 (a) (c)	2,150	2,150
Series 2023-XL0526, Rev., VRDO, LOC : Royal Bank of Canada, 2.97%, 9/9/2024 (a) (c)	3,635	3,635
Series 2022-XG0379, Rev., VRDO, LIQ : Bank of America NA, 2.98%, 9/9/2024 (a) (c)	1,440	1,440
Series 2022-XG0394, Rev., VRDO, LIQ : Bank of America NA, 2.98%, 9/9/2024 (a) (c)	5,040	5,040
Series 2022-XG0438, Rev., VRDO, LIQ : Bank of America NA, 2.98%, 9/9/2024 (a) (c)	4,520	4,520
Series 2023-XG0526, Rev., VRDO, LIQ : Bank of America NA, 2.98%, 9/9/2024 (a) (c)	3,200	3,200
Series 2022-ZL0270, Rev., VRDO, LIQ : Barclays Bank plc, 2.99%, 9/9/2024 (a) (c)	2,070	2,070
Town of Camillus, GO, BAN, 4.00%, 3/14/2025	6,561	6,581
Town of Fishkill, GO, BAN, 4.50%, 7/11/2025	1,640	1,647
Town of Irondequoit Series 2024A, GO, BAN, 4.00%, 4/11/2025	10,250	10,279
Town of LaGrange, GO, BAN, 4.00%, 9/11/2025 (b)	929	935
Town of Salina, GO, BAN, 4.25%, 6/6/2025	10,000	10,046
Town of Stillwater, GO, BAN, 4.25%, 5/30/2025	3,910	3,922
Town of West Seneca Series 2024, GO, BAN, 4.00%, 2/7/2025	4,097	4,106
Triborough Bridge and Tunnel Authority Series 2005B-3, Rev., VRDO, LOC : Bank of America NA, 3.90%, 9/3/2024 (a)	17,275	17,275
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2005B-4C, Rev., VRDO, LOC : US Bank NA, 3.60%, 9/3/2024 (a)	3,945	3,945
Series 2005 B-2A, Rev., VRDO, LOC : State Street Bank & Trust Co., 2.82%, 9/9/2024 (a)	8,375	8,375
Series 2005 B-2B, Rev., VRDO, LOC : State Street Bank & Trust Co., 2.90%, 9/9/2024 (a)	1,150	1,150
Series 2018E, Rev., VRDO, LOC : UBS AG, 5.33%, 9/9/2024 (a)	7,000	7,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2022B, Rev., BAN, 5.00%, 12/16/2024	28,040	28,179
Trust for Cultural Resources of The City of New York (The), American Museum of Natural History
Series 2008B-3, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.90%, 9/9/2024 (a)	6,065	6,065
Series 2014B2, Rev., VRDO, 2.96%, 11/11/2024 (a)	12,380	12,380
Trust for Cultural Resources of The City of New York, The Museum of Modern Art
Series 2006A-1, Rev., VRDO, 2.80%, 9/9/2024 (a)	61,310	61,310
Series 2006A-2, Rev., VRDO, 2.80%, 9/9/2024 (a)	37,000	37,000
Union Endicott Central School District Series 2023, GO, BAN, 5.00%, 10/18/2024	1,641	1,643
Union Springs Central School District, GO, BAN, 4.50%, 7/24/2025	4,410	4,437
Victor Central School District Series 2023, GO, BAN, 4.25%, 9/13/2024	2,738	2,738
Village of Freeport Series 2023E, GO, BAN, 4.75%, 11/14/2024	4,224	4,229
Village of Hamburg, GO, BAN, 4.00%, 9/18/2025 (b)	2,000	2,012
Village of Haverstraw
Series 2023A, GO, BAN, 4.25%, 9/13/2024	2,279	2,279
Series 2024 A, GO, BAN, 4.00%, 9/12/2025 (b)	2,245	2,260
Village of Mount Kisco Series 2024A, GO, BAN, 4.25%, 5/30/2025	6,000	6,025
Village of New Paltz
Series 2024A, GO, BAN, 4.50%, 1/31/2025	1,000	1,004
Series 2024 C, GO, BAN, 4.00%, 9/12/2025 (b)	3,855	3,881
Village of Nyack Series 2024 B, GO, BAN, 4.00%, 2/21/2025 (b)	2,960	2,968
Village of Pelham, GO, BAN, 4.25%, 9/13/2024	9,449	9,450
Village of Penn Yan, GO, BAN, 4.50%, 7/17/2025	2,268	2,279
Village of Scotia, GO, BAN, 4.50%, 6/27/2025	5,000	5,028
Weedsport Central School District, GO, BAN, 4.50%, 7/17/2025	4,576	4,603
West Genesee Central School District, GO, RAN, 4.00%, 10/25/2024	6,000	6,003
Westchester County Industrial Development Agency, Apartments Council, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.04%, 9/9/2024 (a)	1,555	1,555
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	83

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Westchester County Industrial Development Agency, Northern Westchester Hospital, Rev., VRDO, LOC : TD Bank NA, 2.91%, 9/5/2024 (a)	605	605
Whitehall Central School District, GO, BAN, 4.50%, 6/27/2025	1,930	1,939
Williamson Central School District Series 2023, GO, BAN, 4.25%, 12/19/2024	2,020	2,025
Wilson Central School District, GO, BAN, 4.50%, 6/25/2025	3,200	3,218
		2,050,334
Total Municipal Bonds (Cost $2,050,334)		2,050,334
	SHARES (000)
Variable Rate Demand Preferred Shares — 6.8%
New York — 6.8%
Nuveen New York AMT - Free Quality Municipal Income Fund
Series 5, LIQ : Toronto-Dominion Bank, 2.95%, 9/9/2024# (c)	40,000	40,000
Series 1, LIQ : Societe Generale SA, 2.97%, 9/9/2024# (c)	18,600	18,600
Series 1, LIQ : Royal Bank of Canada, 2.97%, 9/9/2024# (c)	26,800	26,800
Series 1, LIQ : Sumitomo Mitsui Banking Corp., 2.97%, 9/9/2024# (c)	43,200	43,200
Nuveen New York Quality Municipal Income Fund Series 1-PFD, LIQ : Toronto-Dominion Bank, 3.01%, 9/9/2024# (c)	20,500	20,500
Total Variable Rate Demand Preferred Shares (Cost $149,100)		149,100
	PRINCIPAL AMOUNT ($000)
Short Term Investments — 0.2%
Commercial Paper — 0.2%
New York State Dormitory Authority, 3.50%, 9/5/2024 (Cost $3,450)	3,450	3,450
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Total Investments — 100.3% (Cost $2,202,884) *		2,202,884
Liabilities in Excess of Other Assets — (0.3)%		(5,504)
NET ASSETS — 100.0%		2,197,380

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
RAN	Revenue Anticipation Note
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2024.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Money Market Funds	August 31, 2024

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2024 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund	JPMorgan Securities Lending Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$67,749,172	$1,963,824	$381,380
Repurchase agreements, at value	14,520,000	—	275,000
Cash	1,124,971	38	2
Receivables:
Investment securities sold — delayed delivery securities	—	1,225	—
Interest from non-affiliates	238,170	8,630	167
Due from adviser	—	—	3
Due from Administrator	—	—	12
Other assets	1,007	—	—
Total Assets	83,633,320	1,973,717	656,564
LIABILITIES:
Payables:
Distributions	235,354	4,562	3,366
Investment securities purchased	1,051,969	7,905	—
Accrued liabilities:
Investment advisory fees	5,507	129	—
Administration fees	2,415	56	—
Distribution fees	1	—	—
Service fees	4,342	38	—
Custodian and accounting fees	93	14	12
Trustees’ and Chief Compliance Officer’s fees	—	1	— (a)
Other	104	73	30
Total Liabilities	1,299,785	12,778	3,408
Net Assets	$82,333,535	$1,960,939	$653,156

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	85

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2024 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund	JPMorgan Securities Lending Money Market Fund
NET ASSETS:
Paid-in-Capital	$82,322,532	$1,960,935	$653,158
Total distributable earnings (loss)	11,003	4	(2)
Total Net Assets	$82,333,535	$1,960,939	$653,156
Net Assets:
Academy	$944,669	$—	$—
Agency	2,242,061	76,806	—
Agency SL	—	—	653,156
Capital	40,893,166	461,296	—
Empower	636,938	—	—
IM	15,073,209	1,130,846	—
Institutional Class	19,008,157	291,991	—
Morgan	588,491	—	—
Premier	2,943,786	—	—
Reserve	3,058	—	—
Total	$82,333,535	$1,960,939	$653,156
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	944,340	—	—
Agency	2,239,736	76,790	—
Agency SL	—	—	653,123
Capital	40,877,046	461,187	—
Empower	636,708	—	—
IM	15,066,961	1,130,751	—
Institutional Class	18,999,679	291,942	—
Morgan	587,565	—	—
Premier	2,942,135	—	—
Reserve	3,056	—	—
Net Asset Value offering and redemption price per share
Academy	$1.0003	$—	$—
Agency	1.0010	1.0002	—
Agency SL	—	—	1.0001
Capital	1.0004	1.0002	—
Empower	1.0004	—	—
IM	1.0004	1.0001	—
Institutional Class	1.0004	1.0002	—
Morgan	1.0016	—	—
Premier	1.0006	—	—
Reserve	1.0007	—	—
Cost of investments in non-affiliates	$67,731,951	$1,963,824	$381,361
Cost of repurchase agreements	14,520,000	—	275,000
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Money Market Funds	August 31, 2024

	JPMorgan Liquid Assets Money Market Fund	JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$59,309,962	$127,763,878	$20,777,445
Repurchase agreements, at value	8,215,000	136,757,151	18,713,103
Cash	675,004	2,187,233	765,674
Receivables:
Fund shares sold	—	3	—
Interest from non-affiliates	204,247	483,769	43,003
Total Assets	68,404,213	267,192,034	40,299,225
LIABILITIES:
Payables:
Distributions	103,357	684,521	105,355
Investment securities purchased	619,418	—	196,776
Accrued liabilities:
Investment advisory fees	4,550	17,811	2,751
Administration fees	1,994	7,809	1,206
Distribution fees	696	1,275	474
Service fees	11,616	20,698	4,572
Custodian and accounting fees	151	228	22
Trustees’ and Chief Compliance Officer’s fees	— (a)	31	—
Other	48	3,081	227
Total Liabilities	741,830	735,454	311,383
Net Assets	$67,662,383	$266,456,580	$39,987,842

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	87

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2024 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Liquid Assets Money Market Fund	JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
NET ASSETS:
Paid-in-Capital	$67,662,427	$266,529,485	$39,990,688
Total distributable earnings (loss)	(44)	(72,905)	(2,846)
Total Net Assets	$67,662,383	$266,456,580	$39,987,842
Net Assets:
Academy	$—	$8,217,600	$529,810
Agency	3,870,237	15,544,916	2,927,537
Capital	15,805,374	152,093,023	15,054,598
Empower	—	7,868,047	54,578
IM	—	11,192,924	350,411
Institutional Class	10,234,911	39,794,159	10,671,263
Investor	8,038	1,975,993	13,835
Morgan	8,168,108	13,660,282	4,625,930
Premier	29,559,945	15,850,726	5,211,130
Reserve	15,770	29,610	548,750
Service	—	229,300	—
Total	$67,662,383	$266,456,580	$39,987,842
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	—	8,219,848	529,848
Agency	3,870,230	15,549,171	2,927,746
Capital	15,805,344	152,134,614	15,055,670
Empower	—	7,870,197	54,582
IM	—	11,195,990	350,436
Institutional Class	10,234,892	39,805,047	10,672,023
Investor	8,038	1,976,532	13,836
Morgan	8,168,092	13,664,022	4,626,260
Premier	29,559,890	15,855,064	5,211,501
Reserve	15,770	29,618	548,789
Service	—	229,362	—
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$59,309,962	$127,763,878	$20,777,445
Cost of repurchase agreements	8,215,000	136,757,151	18,713,103
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Money Market Funds	August 31, 2024

	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$7,440,827	$205,632,385	$10,223,779
Cash	110,086	3,180,919	—
Receivables:
Investment securities sold	—	—	22,406
Investment securities sold — delayed delivery securities	—	—	1,905
Fund shares sold	2	—	—
Interest from non-affiliates	5,888	125,998	56,088
Total Assets	7,556,803	208,939,302	10,304,178
LIABILITIES:
Payables:
Due to custodian	—	—	22,371
Distributions	16,924	646,923	24,549
Investment securities purchased	248,204	9,928,127	46,822
Investment securities purchased — delayed delivery securities	—	—	26,751
Accrued liabilities:
Investment advisory fees	502	13,403	712
Administration fees	220	5,875	311
Distribution fees	28	761	127
Service fees	1,009	17,082	1,133
Custodian and accounting fees	23	202	14
Trustees’ and Chief Compliance Officer’s fees	1	15	—
Other	103	116	75
Total Liabilities	267,014	10,612,504	122,865
Net Assets	$7,289,789	$198,326,798	$10,181,313
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	89

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2024 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund
NET ASSETS:
Paid-in-Capital	$7,289,742	$198,331,348	$10,181,438
Total distributable earnings (loss)	47	(4,550)	(125)
Total Net Assets	$7,289,789	$198,326,798	$10,181,313
Net Assets:
Academy	$—	$189,633	$—
Agency	609,133	15,253,213	407,204
Capital	—	97,377,605	—
Empower	—	1,075,791	—
IM	—	226,903	—
Institutional Class	4,249,176	58,738,013	7,875,326
Morgan	328,636	6,256,702	74,947
Premier	2,102,844	18,105,564	1,259,747
Reserve	—	1,103,374	564,089
Total	$7,289,789	$198,326,798	$10,181,313
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	—	189,637	—
Agency	609,146	15,253,557	407,186
Capital	—	97,379,795	—
Empower	—	1,075,815	—
IM	—	226,908	—
Institutional Class	4,249,261	58,739,334	7,874,986
Morgan	328,642	6,256,842	74,944
Premier	2,102,886	18,105,971	1,259,693
Reserve	—	1,103,398	564,065
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$7,440,827	$205,632,385	$10,223,779
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Money Market Funds	August 31, 2024

	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$2,011,001	$326,290	$2,202,884
Cash	—	5	—
Receivables:
Investment securities sold — delayed delivery securities	—	445	620
Interest from non-affiliates	12,092	2,271	15,105
Total Assets	2,023,093	329,011	2,218,609
LIABILITIES:
Payables:
Due to custodian	184	—	10
Distributions	1,825	669	5,691
Investment securities purchased	4,735	—	—
Investment securities purchased — delayed delivery securities	4,023	—	15,005
Accrued liabilities:
Investment advisory fees	137	18	151
Administration fees	60	7	66
Distribution fees	10	2	5
Service fees	255	47	236
Custodian and accounting fees	15	9	6
Trustees’ and Chief Compliance Officer’s fees	1	—	—
Other	84	52	59
Total Liabilities	11,329	804	21,229
Net Assets	$2,011,764	$328,207	$2,197,380
NET ASSETS:
Paid-in-Capital	$2,011,768	$328,216	$2,197,404
Total distributable earnings (loss)	(4)	(9)	(24)
Total Net Assets	$2,011,764	$328,207	$2,197,380
Net Assets:
Agency	$125,026	$31,422	$214,382
Institutional Class	1,283,273	163,235	1,577,691
Morgan	83,396	4,299	49,476
Premier	515,181	125,770	352,573
Reserve	—	—	2,499
Service	4,888	3,481	759
Total	$2,011,764	$328,207	$2,197,380
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Agency	125,017	31,412	214,381
Institutional Class	1,283,179	163,184	1,577,677
Morgan	83,389	4,298	49,476
Premier	515,144	125,730	352,570
Reserve	—	—	2,499
Service	4,888	3,479	760
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$2,011,001	$326,290	$2,202,884
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	91

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2024 (Unaudited)
(Amounts in thousands)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund	JPMorgan Securities Lending Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$2,249,538	$29,448	$41,670
Interest income from affiliates	30,343	27	— (a)
Total investment income	2,279,881	29,475	41,670
EXPENSES:
Investment advisory fees	33,039	685	605
Administration fees	14,754	306	271
Distribution fees (See Note 4)	4	—	—
Service fees (See Note 4)	32,942	362	—
Custodian and accounting fees	843	69	85
Interest expense to affiliates	— (a)	— (a)	— (a)
Professional fees	206	28	23
Trustees’ and Chief Compliance Officer’s fees	146	15	16
Printing and mailing costs	55	14	8
Registration and filing fees	274	40	11
Transfer agency fees (See Note 2.F.)	793	63	24
Other	331	14	34
Total expenses	83,387	1,596	1,077
Less fees waived	(1,324)	(120)	(623)
Less expense reimbursements	(9)	—	—
Net expenses	82,054	1,476	454
Net investment income (loss)	2,197,827	27,999	41,216
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	(7)	4	97
Change in net unrealized appreciation/depreciation on investments in non-affiliates	2,724	(18)	(498)
Net realized/unrealized gains (losses)	2,717	(14)	(401)
Change in net assets resulting from operations	$2,200,544	$27,985	$40,815

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Money Market Funds	August 31, 2024

	JPMorgan Liquid Assets Money Market Fund	JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,772,465	$6,822,626	$1,076,947
Interest income from affiliates	18,219	140,926	21,178
Income from interfund lending (net)	130	—	—
Total investment income	1,790,814	6,963,552	1,098,125
EXPENSES:
Investment advisory fees	25,993	103,667	16,396
Administration fees	11,607	46,298	7,323
Distribution fees (See Note 4)	3,935	7,494	2,984
Service fees (See Note 4)	67,035	118,121	27,482
Custodian and accounting fees	717	1,187	344
Interest expense to affiliates	— (a)	— (a)	— (a)
Professional fees	151	517	113
Trustees’ and Chief Compliance Officer’s fees	115	453	79
Printing and mailing costs	276	515	—
Registration and filing fees	2,735	1,981	551
Transfer agency fees (See Note 2.F.)	476	1,683	305
Other	308	756	183
Total expenses	113,348	282,672	55,760
Less fees waived	(1,517)	(3,110)	(918)
Net expenses	111,831	279,562	54,842
Net investment income (loss)	1,678,983	6,683,990	1,043,283
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	(6)	365	150
Change in net assets resulting from operations	$1,678,977	$6,684,355	$1,043,433

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	93

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2024 (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$194,977	$5,060,834	$183,365
Interest income from affiliates	2,794	86,127	2
Total investment income	197,771	5,146,961	183,367
EXPENSES:
Investment advisory fees	2,952	76,838	4,189
Administration fees	1,319	34,312	1,871
Distribution fees (See Note 4)	157	4,518	785
Service fees (See Note 4)	6,244	100,868	7,324
Custodian and accounting fees	74	1,060	130
Interest expense to affiliates	— (a)	— (a)	8
Professional fees	38	305	52
Trustees’ and Chief Compliance Officer’s fees	25	331	29
Printing and mailing costs	43	176	29
Registration and filing fees	154	681	134
Transfer agency fees (See Note 2.F.)	64	1,320	78
Other	27	493	96
Total expenses	11,097	220,902	14,725
Less fees waived	(430)	(3,601)	(659)
Net expenses	10,667	217,301	14,066
Net investment income (loss)	187,104	4,929,660	169,301
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	47	991	137
Change in net assets resulting from operations	$187,151	$4,930,651	$169,438

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Money Market Funds	August 31, 2024

	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$34,567	$6,964	$41,676
Interest income from affiliates	—	—	1
Total investment income	34,567	6,964	41,677
EXPENSES:
Investment advisory fees	779	162	960
Administration fees	348	72	429
Distribution fees (See Note 4)	55	16	31
Service fees (See Note 4)	1,556	358	1,724
Custodian and accounting fees	55	31	58
Interest expense to affiliates	1	— (a)	— (a)
Professional fees	32	25	30
Trustees’ and Chief Compliance Officer’s fees	17	13	16
Printing and mailing costs	62	14	19
Registration and filing fees	46	36	45
Transfer agency fees (See Note 2.F.)	15	6	25
Other	6	6	12
Total expenses	2,972	739	3,349
Less fees waived	(213)	(114)	(218)
Net expenses	2,759	625	3,131
Net investment income (loss)	31,808	6,339	38,546
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	7	9	— (a)
Change in net assets resulting from operations	$31,815	$6,348	$38,546

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	95

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,197,827	$4,013,219	$27,999	$45,966
Net realized gain (loss)	(7)	(7)	4	11
Change in net unrealized appreciation/depreciation	2,724	3,326	(18)	187
Change in net assets resulting from operations	2,200,544	4,016,538	27,985	46,164
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	(25,333)	(41,017)	—	—
Agency	(78,996)	(157,017)	(1,505)	(3,375)
Capital	(1,039,385)	(2,050,389)	(7,614)	(10,043)
Empower	(13,764)	(20,815)	—	—
IM	(367,039)	(600,853)	(13,176)	(19,915)
Institutional Class	(500,866)	(846,707)	(5,704)	(12,644)
Morgan	(97,826)	(157,477)	—	—
Premier	(74,543)	(138,092)	—	—
Reserve	(75)	(155)	—	—
Total distributions to shareholders	(2,197,827)	(4,012,522)	(27,999)	(45,977)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(3,974,899)	16,429,263	546,320	(93,177)
NET ASSETS:
Change in net assets	(3,972,182)	16,433,279	546,306	(92,990)
Beginning of period	86,305,717	69,872,438	1,414,633	1,507,623
End of period	$82,333,535	$86,305,717	$1,960,939	$1,414,633
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Money Market Funds	August 31, 2024

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$41,216	$142,553	$1,678,983	$2,567,414
Net realized gain (loss)	97	14	(6)	(3)
Change in net unrealized appreciation/depreciation	(498)	(171)	—	—
Change in net assets resulting from operations	40,815	142,396	1,678,977	2,567,411
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	—	—	(98,790)	(186,610)
Agency SL	(41,216)	(142,554)	—	—
Capital	—	—	(411,928)	(654,790)
Institutional Class	—	—	(272,118)	(499,397)
Investor	—	—	(209)	(586)
Morgan	—	—	(192,940)	(227,995)
Premier	—	—	(702,595)	(996,799)
Reserve	—	—	(403)	(1,051)
Total distributions to shareholders	(41,216)	(142,554)	(1,678,983)	(2,567,228)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,863,006)	444,998	5,667,287	26,516,138
NET ASSETS:
Change in net assets	(1,863,407)	444,840	5,667,281	26,516,321
Beginning of period	2,516,563	2,071,723	61,995,102	35,478,781
End of period	$653,156	$2,516,563	$67,662,383	$61,995,102
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	97

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$6,683,990	$12,896,935	$1,043,283	$1,877,685
Net realized gain (loss)	365	(12,854)	150	569
Change in net assets resulting from operations	6,684,355	12,884,081	1,043,433	1,878,254
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	(180,199)	(463,755)	(36,157)	(33,001)
Agency	(361,534)	(658,567)	(67,281)	(108,106)
Capital	(3,969,303)	(7,925,971)	(412,011)	(816,187)
E*Trade (a)	—	(4,451)	—	—
Empower	(218,479)	(499,817)	(1,576)	(14,087)
IM	(226,694)	(467,102)	(6,745)	(4,355)
Institutional Class	(1,039,015)	(1,826,038)	(282,144)	(510,937)
Investor	(50,234)	(102,057)	(343)	(764)
Morgan	(243,496)	(301,935)	(96,307)	(133,250)
Premier	(357,840)	(523,025)	(122,529)	(206,068)
Reserve	(31,948)	(111,156)	(18,190)	(50,409)
Service	(5,247)	(11,702)	—	—
Total distributions to shareholders	(6,683,989)	(12,895,576)	(1,043,283)	(1,877,164)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,037,383)	71,872,794	(977,552)	13,256,216
NET ASSETS:
Change in net assets	(1,037,017)	71,861,299	(977,402)	13,257,306
Beginning of period	267,493,597	195,632,298	40,965,244	27,707,938
End of period	$266,456,580	$267,493,597	$39,987,842	$40,965,244

(a)
Liquidated on September 29, 2023 for JPMorgan U.S. Government Money Market Fund.
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Money Market Funds	August 31, 2024

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$187,104	$340,828	$4,929,660	$7,385,329
Net realized gain (loss)	47	174	991	3,922
Change in net assets resulting from operations	187,151	341,002	4,930,651	7,389,251
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	—	—	(3,812)	(6,990)
Agency	(16,658)	(36,955)	(366,903)	(514,665)
Capital	—	—	(2,496,965)	(3,899,672)
Empower	—	—	(28,139)	(29,649)
IM	—	—	(7,059)	(6,181)
Institutional Class	(113,670)	(209,212)	(1,432,573)	(2,130,022)
Morgan	(7,485)	(10,652)	(135,908)	(175,903)
Premier	(49,291)	(83,907)	(426,808)	(558,967)
Reserve	—	—	(31,493)	(62,686)
Total distributions to shareholders	(187,104)	(340,726)	(4,929,660)	(7,384,735)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	58,351	2,604,495	14,686,328	91,644,574
NET ASSETS:
Change in net assets	58,398	2,604,771	14,687,319	91,649,090
Beginning of period	7,231,391	4,626,620	183,639,479	91,990,389
End of period	$7,289,789	$7,231,391	$198,326,798	$183,639,479
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	99

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$169,301	$332,553	$31,808	$50,000
Net realized gain (loss)	137	116	7	10
Change in net assets resulting from operations	169,438	332,669	31,815	50,010
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(8,070)	(18,486)	(2,467)	(4,582)
Institutional Class	(132,129)	(261,501)	(21,262)	(35,152)
Morgan	(1,107)	(1,661)	(1,148)	(1,500)
Premier	(19,542)	(32,306)	(6,862)	(8,610)
Reserve	(8,453)	(18,758)	—	—
Service	—	—	(69)	(166)
Total distributions to shareholders	(169,301)	(332,712)	(31,808)	(50,010)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(65,560)	(202,649)	374,418	444,936
NET ASSETS:
Change in net assets	(65,423)	(202,692)	374,425	444,936
Beginning of period	10,246,736	10,449,428	1,637,339	1,192,403
End of period	$10,181,313	$10,246,736	$2,011,764	$1,637,339
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Money Market Funds	August 31, 2024

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$6,339	$13,596	$38,546	$66,630
Net realized gain (loss)	9	18	— (a)	15
Change in net assets resulting from operations	6,348	13,614	38,546	66,645
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(464)	(1,465)	(4,104)	(9,006)
Institutional Class	(3,711)	(7,398)	(27,699)	(42,359)
Morgan	(115)	(202)	(753)	(1,486)
Premier	(2,002)	(4,447)	(5,951)	(13,737)
Reserve	—	—	(29)	(27)
Service	(47)	(103)	(10)	(27)
Total distributions to shareholders	(6,339)	(13,615)	(38,546)	(66,642)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(78,567)	(52,287)	(124,166)	(273,832)
NET ASSETS:
Change in net assets	(78,558)	(52,288)	(124,166)	(273,829)
Beginning of period	406,765	459,053	2,321,546	2,595,375
End of period	$328,207	$406,765	$2,197,380	$2,321,546

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	101

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$2,891,888	$2,386,394	$—	$—
Distributions reinvested	21,012	34,436	—	—
Cost of shares redeemed	(2,754,393)	(2,252,674)	—	—
Change in net assets resulting from Academy capital transactions	158,507	168,156	—	—
Agency
Proceeds from shares issued	93,732,136	295,884,603	154,045	253,083
Distributions reinvested	15,486	22,774	150	65
Cost of shares redeemed	(94,786,226)	(295,395,926)	(173,493)	(265,767)
Change in net assets resulting from Agency capital transactions	(1,038,604)	511,451	(19,298)	(12,619)
Capital
Proceeds from shares issued	78,651,053	216,641,273	1,161,914	2,269,777
Distributions reinvested	520,495	1,051,982	1,934	2,789
Cost of shares redeemed	(81,075,143)	(216,515,493)	(909,897)	(2,464,868)
Change in net assets resulting from Capital capital transactions	(1,903,595)	1,177,762	253,951	(192,302)
Empower
Proceeds from shares issued	644,800	807,377	—	—
Distributions reinvested	12,727	20,671	—	—
Cost of shares redeemed	(483,884)	(719,844)	—	—
Change in net assets resulting from Empower capital transactions	173,643	108,204	—	—
IM
Proceeds from shares issued	36,174,918	72,873,752	3,699,598	6,843,471
Distributions reinvested	6,184	11,856	—	—
Cost of shares redeemed	(34,415,308)	(65,633,480)	(3,332,222)	(6,681,836)
Change in net assets resulting from IM capital transactions	1,765,794	7,252,128	367,376	161,635
Institutional Class
Proceeds from shares issued	45,797,024	87,539,072	437,198	2,536,206
Distributions reinvested	117,777	223,831	107	1,583
Cost of shares redeemed	(45,389,935)	(83,585,960)	(493,014)	(2,587,680)
Change in net assets resulting from Institutional Class capital transactions	524,866	4,176,943	(55,709)	(49,891)
Morgan
Proceeds from shares issued	418,434,179	698,099,448	—	—
Distributions reinvested	8,858	13,919	—	—
Cost of shares redeemed	(422,033,531)	(695,799,310)	—	—
Change in net assets resulting from Morgan capital transactions	(3,590,494)	2,314,057	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Money Market Funds	August 31, 2024

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CAPITAL TRANSACTIONS: (continued)
Premier
Proceeds from shares issued	$6,559,586	$50,919,662	$—	$—
Distributions reinvested	8,244	13,133	—	—
Cost of shares redeemed	(6,632,634)	(50,212,209)	—	—
Change in net assets resulting from Premier capital transactions	(64,804)	720,586	—	—
Reserve
Proceeds from shares issued	87	133	—	—
Distributions reinvested	22	56	—	—
Cost of shares redeemed	(321)	(213)	—	—
Change in net assets resulting from Reserve capital transactions	(212)	(24)	—	—
Total change in net assets resulting from capital transactions	$(3,974,899)	$16,429,263	$546,320	$(93,177)
SHARE TRANSACTIONS:
Academy
Issued	2,891,370	2,385,668	—	—
Reinvested	21,006	34,423	—	—
Redeemed	(2,753,834)	(2,252,187)	—	—
Change in Academy Shares	158,542	167,904	—	—
Agency
Issued	93,654,410	295,647,792	154,021	253,041
Reinvested	15,473	22,756	150	65
Redeemed	(94,707,169)	(295,158,035)	(173,466)	(265,715)
Change in Agency Shares	(1,037,286)	512,513	(19,295)	(12,609)
Capital
Issued	78,635,316	216,577,611	1,161,682	2,269,186
Reinvested	520,354	1,051,594	1,934	2,789
Redeemed	(81,057,646)	(216,451,227)	(909,710)	(2,464,156)
Change in Capital Shares	(1,901,976)	1,177,978	253,906	(192,181)
Empower
Issued	644,689	807,144	—	—
Reinvested	12,722	20,665	—	—
Redeemed	(483,812)	(719,664)	—	—
Change in Empower Shares	173,599	108,145	—	—
IM
Issued	36,166,579	72,848,487	3,699,307	6,842,700
Reinvested	6,183	11,852	—	—
Redeemed	(34,407,183)	(65,609,997)	(3,331,953)	(6,680,990)
Change in IM Shares	1,765,579	7,250,342	367,354	161,710
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	103

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
SHARE TRANSACTIONS: (continued)
Institutional Class
Issued	45,785,378	87,507,917	437,130	2,535,806
Reinvested	117,742	223,738	107	1,583
Redeemed	(45,378,435)	(83,556,836)	(492,941)	(2,587,229)
Change in Institutional Class Shares	524,685	4,174,819	(55,704)	(49,840)
Morgan
Issued	417,944,998	697,437,581	—	—
Reinvested	8,847	13,906	—	—
Redeemed	(421,537,223)	(695,136,237)	—	—
Change in Morgan Shares	(3,583,378)	2,315,250	—	—
Premier
Issued	6,556,909	50,894,619	—	—
Reinvested	8,240	13,126	—	—
Redeemed	(6,629,879)	(50,187,209)	—	—
Change in Premier Shares	(64,730)	720,536	—	—
Reserve
Issued	87	134	—	—
Reinvested	23	55	—	—
Redeemed	(322)	(213)	—	—
Change in Reserve Shares	(212)	(24)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Money Market Funds	August 31, 2024

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$—	$—	$3,578,256	$7,992,894
Distributions reinvested	—	—	20,349	28,283
Cost of shares redeemed	—	—	(3,607,297)	(7,187,518)
Change in net assets resulting from Agency capital transactions	—	—	(8,692)	833,659
Agency SL
Proceeds from shares issued	6,052,463	28,422,067	—	—
Cost of shares redeemed	(7,915,469)	(27,977,069)	—	—
Change in net assets resulting from Agency SL capital transactions	(1,863,006)	444,998	—	—
Capital
Proceeds from shares issued	—	—	10,642,152	23,629,340
Distributions reinvested	—	—	269,917	388,734
Cost of shares redeemed	—	—	(10,077,694)	(18,681,103)
Change in net assets resulting from Capital capital transactions	—	—	834,375	5,336,971
Institutional Class
Proceeds from shares issued	—	—	8,591,268	18,791,784
Distributions reinvested	—	—	35,356	51,669
Cost of shares redeemed	—	—	(8,650,246)	(16,862,930)
Change in net assets resulting from Institutional Class capital transactions	—	—	(23,622)	1,980,523
Investor
Proceeds from shares issued	—	—	6,136	26,776
Distributions reinvested	—	—	209	586
Cost of shares redeemed	—	—	(4,938)	(23,744)
Change in net assets resulting from Investor capital transactions	—	—	1,407	3,618
Morgan
Proceeds from shares issued	—	—	5,006,661	9,444,344
Distributions reinvested	—	—	192,407	227,024
Cost of shares redeemed	—	—	(4,132,798)	(4,747,128)
Change in net assets resulting from Morgan capital transactions	—	—	1,066,270	4,924,240
Premier
Proceeds from shares issued	—	—	19,797,725	37,882,075
Distributions reinvested	—	—	544,091	713,592
Cost of shares redeemed	—	—	(16,542,150)	(25,147,727)
Change in net assets resulting from Premier capital transactions	—	—	3,799,666	13,447,940
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	105

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CAPITAL TRANSACTIONS: (continued)
Reserve
Proceeds from shares issued	$—	$—	$862	$2,480
Distributions reinvested	—	—	400	1,038
Cost of shares redeemed	—	—	(3,379)	(14,331)
Change in net assets resulting from Reserve capital transactions	—	—	(2,117)	(10,813)
Total change in net assets resulting from capital transactions	$(1,863,006)	$444,998	$5,667,287	$26,516,138
SHARE TRANSACTIONS:
Agency
Issued	—	—	3,578,255	7,992,890
Reinvested	—	—	20,349	28,283
Redeemed	—	—	(3,607,295)	(7,187,514)
Change in Agency Shares	—	—	(8,691)	833,659
Agency SL
Issued	6,051,824	28,415,276	—	—
Redeemed	(7,914,602)	(27,970,198)	—	—
Change in Agency SL Shares	(1,862,778)	445,078	—	—
Capital
Issued	—	—	10,642,148	23,629,333
Reinvested	—	—	269,917	388,734
Redeemed	—	—	(10,077,688)	(18,681,096)
Change in Capital Shares	—	—	834,377	5,336,971
Institutional Class
Issued	—	—	8,591,264	18,791,777
Reinvested	—	—	35,356	51,669
Redeemed	—	—	(8,650,241)	(16,862,922)
Change in Institutional Class Shares	—	—	(23,621)	1,980,524
Investor
Issued	—	—	6,136	26,776
Reinvested	—	—	209	586
Redeemed	—	—	(4,938)	(23,744)
Change in Investor Shares	—	—	1,407	3,618
Morgan
Issued	—	—	5,006,659	9,444,341
Reinvested	—	—	192,407	227,024
Redeemed	—	—	(4,132,797)	(4,747,126)
Change in Morgan Shares	—	—	1,066,269	4,924,239
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Money Market Funds	August 31, 2024

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
SHARE TRANSACTIONS: (continued)
Premier
Issued	—	—	19,797,720	37,882,069
Reinvested	—	—	544,091	713,592
Redeemed	—	—	(16,542,148)	(25,147,719)
Change in Premier Shares	—	—	3,799,663	13,447,942
Reserve
Issued	—	—	862	2,480
Reinvested	—	—	400	1,038
Redeemed	—	—	(3,379)	(14,331)
Change in Reserve Shares	—	—	(2,117)	(10,813)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	107

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$24,882,967	$53,182,585	$9,309,500	$4,301,007
Distributions reinvested	96,532	215,598	33,242	32,980
Cost of shares redeemed	(24,291,904)	(50,135,319)	(10,937,683)	(2,362,775)
Change in net assets resulting from Academy capital transactions	687,595	3,262,864	(1,594,941)	1,971,212
Agency
Proceeds from shares issued	799,512,832	1,661,966,769	92,151,334	176,699,617
Distributions reinvested	93,054	125,107	10,386	17,483
Cost of shares redeemed	(799,145,334)	(1,657,105,730)	(91,849,074)	(175,847,545)
Change in net assets resulting from Agency capital transactions	460,552	4,986,146	312,646	869,555
Capital
Proceeds from shares issued	844,476,628	1,584,656,969	65,885,777	158,317,393
Distributions reinvested	1,777,802	3,619,986	169,827	329,533
Cost of shares redeemed	(855,116,402)	(1,547,126,266)	(65,600,441)	(156,214,766)
Change in net assets resulting from Capital capital transactions	(8,861,972)	41,150,689	455,163	2,432,160
E*Trade (a)
Proceeds from shares issued	—	56,905	—	—
Distributions reinvested	—	4,451	—	—
Cost of shares redeemed	—	(346,123)	—	—
Change in net assets resulting from E*Trade capital transactions	—	(284,767)	—	—
Empower
Proceeds from shares issued	34,524,142	35,751,425	23,545	159,483
Distributions reinvested	111,416	235,331	1,576	7,874
Cost of shares redeemed	(34,567,155)	(33,580,802)	(33,626)	(1,311,109)
Change in net assets resulting from Empower capital transactions	68,403	2,405,954	(8,505)	(1,143,752)
IM
Proceeds from shares issued	32,802,287	70,097,315	1,300,062	1,173,416
Distributions reinvested	16,708	25,622	3,252	1,543
Cost of shares redeemed	(30,075,089)	(71,130,784)	(1,131,340)	(996,669)
Change in net assets resulting from IM capital transactions	2,743,906	(1,007,847)	171,974	178,290

(a)
Liquidated on September 29, 2023 for JPMorgan U.S. Government Money Market Fund.
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Money Market Funds	August 31, 2024

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CAPITAL TRANSACTIONS: (continued)
Institutional Class
Proceeds from shares issued	$221,126,372	$357,149,246	$32,460,225	$59,665,877
Distributions reinvested	362,275	691,115	103,547	187,074
Cost of shares redeemed	(222,901,731)	(346,296,173)	(33,618,583)	(56,350,012)
Change in net assets resulting from Institutional Class capital transactions	(1,413,084)	11,544,188	(1,054,811)	3,502,939
Investor
Proceeds from shares issued	1,244,877	3,023,025	98,264	76,309
Distributions reinvested	50,234	102,056	71	13
Cost of shares redeemed	(1,375,289)	(3,475,491)	(100,481)	(76,317)
Change in net assets resulting from Investor capital transactions	(80,178)	(350,410)	(2,146)	5
Morgan
Proceeds from shares issued	867,314,455	1,022,471,820	388,135,893	579,733,212
Distributions reinvested	70,320	97,810	13,573	17,625
Cost of shares redeemed	(861,539,798)	(1,018,781,449)	(387,119,659)	(577,265,567)
Change in net assets resulting from Morgan capital transactions	5,844,977	3,788,181	1,029,807	2,485,270
Premier
Proceeds from shares issued	109,080,399	253,499,288	5,638,191	44,055,414
Distributions reinvested	112,826	152,804	81,348	118,435
Cost of shares redeemed	(106,845,568)	(246,692,623)	(5,322,480)	(42,019,916)
Change in net assets resulting from Premier capital transactions	2,347,657	6,959,469	397,059	2,153,933
Reserve
Proceeds from shares issued	2,572,968	10,589,527	1,238,827	4,275,534
Distributions reinvested	25,012	111,156	16,702	50,409
Cost of shares redeemed	(5,414,494)	(11,205,388)	(1,939,327)	(3,519,339)
Change in net assets resulting from Reserve capital transactions	(2,816,514)	(504,705)	(683,798)	806,604
Service
Proceeds from shares issued	18,471	31,883	—	—
Distributions reinvested	5,247	11,702	—	—
Cost of shares redeemed	(42,443)	(120,553)	—	—
Change in net assets resulting from Service capital transactions	(18,725)	(76,968)	—	—
Total change in net assets resulting from capital transactions	$(1,037,383)	$71,872,794	$(977,552)	$13,256,216
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	109

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
SHARE TRANSACTIONS:
Academy
Issued	24,878,360	53,173,837	9,308,800	4,300,801
Reinvested	96,532	215,598	33,242	32,980
Redeemed	(24,287,099)	(50,126,098)	(10,937,093)	(2,362,406)
Change in Academy Shares	687,793	3,263,337	(1,595,051)	1,971,375
Agency
Issued	799,508,743	1,661,959,717	92,150,939	176,698,914
Reinvested	93,054	125,107	10,386	17,483
Redeemed	(799,141,104)	(1,657,098,046)	(91,848,653)	(175,846,802)
Change in Agency Shares	460,693	4,986,778	312,672	869,595
Capital
Issued	844,461,898	1,584,628,294	65,884,904	158,315,189
Reinvested	1,777,802	3,619,986	169,827	329,533
Redeemed	(855,103,937)	(1,547,099,381)	(65,599,507)	(156,212,915)
Change in Capital Shares	(8,864,237)	41,148,899	455,224	2,431,807
E*Trade (a)
Issued	—	56,777	—	—
Reinvested	—	4,451	—	—
Redeemed	—	(346,107)	—	—
Change in E*Trade Shares	—	(284,879)	—	—
Empower
Issued	34,520,554	35,745,737	23,540	159,272
Reinvested	111,416	235,331	1,576	7,874
Redeemed	(34,563,539)	(33,575,118)	(33,622)	(1,311,080)
Change in Empower Shares	68,431	2,405,950	(8,506)	(1,143,934)
IM
Issued	32,799,143	70,089,684	1,300,020	1,173,360
Reinvested	16,708	25,622	3,252	1,543
Redeemed	(30,071,183)	(71,124,321)	(1,131,286)	(996,595)
Change in IM Shares	2,744,668	(1,009,015)	171,986	178,308
Institutional Class
Issued	221,117,567	357,132,341	32,459,565	59,664,393
Reinvested	362,275	691,115	103,547	187,074
Redeemed	(222,893,267)	(346,279,006)	(33,617,981)	(56,348,563)
Change in Institutional Class Shares	(1,413,425)	11,544,450	(1,054,869)	3,502,904

(a)
Liquidated on September 29, 2023 for JPMorgan U.S. Government Money Market Fund.
SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Money Market Funds	August 31, 2024

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
SHARE TRANSACTIONS: (continued)
Investor
Issued	1,244,423	3,021,825	98,257	76,300
Reinvested	50,234	102,056	71	13
Redeemed	(1,374,856)	(3,474,643)	(100,473)	(76,310)
Change in Investor Shares	(80,199)	(350,762)	(2,145)	3
Morgan
Issued	867,312,668	1,022,469,432	388,135,596	579,732,855
Reinvested	70,320	97,810	13,573	17,625
Redeemed	(861,536,397)	(1,018,778,095)	(387,119,282)	(577,264,992)
Change in Morgan Shares	5,846,591	3,789,147	1,029,887	2,485,488
Premier
Issued	109,073,879	253,489,834	5,637,937	44,054,893
Reinvested	112,826	152,804	81,348	118,435
Redeemed	(106,838,390)	(246,681,610)	(5,322,190)	(42,019,323)
Change in Premier Shares	2,348,315	6,961,028	397,095	2,154,005
Reserve
Issued	2,571,433	10,586,434	1,238,695	4,275,272
Reinvested	25,012	111,156	16,702	50,409
Redeemed	(5,413,727)	(11,202,705)	(1,939,242)	(3,519,016)
Change in Reserve Shares	(2,817,282)	(505,115)	(683,845)	806,665
Service
Issued	18,438	31,773	—	—
Reinvested	5,247	11,702	—	—
Redeemed	(42,416)	(120,499)	—	—
Change in Service Shares	(18,731)	(77,024)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	111

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$—	$—	$406,410	$1,897,566
Distributions reinvested	—	—	1,007	1,131
Cost of shares redeemed	—	—	(366,911)	(1,849,845)
Change in net assets resulting from Academy capital transactions	—	—	40,506	48,852
Agency
Proceeds from shares issued	466,154	1,871,805	337,206,941	543,072,314
Distributions reinvested	2,094	3,904	63,482	76,111
Cost of shares redeemed	(593,660)	(1,559,142)	(335,690,864)	(535,003,508)
Change in net assets resulting from Agency capital transactions	(125,412)	316,567	1,579,559	8,144,917
Capital
Proceeds from shares issued	—	—	169,897,403	319,156,380
Distributions reinvested	—	—	710,835	1,132,066
Cost of shares redeemed	—	—	(168,382,124)	(272,771,512)
Change in net assets resulting from Capital capital transactions	—	—	2,226,114	47,516,934
Empower
Proceeds from shares issued	—	—	348,742	1,374,255
Distributions reinvested	—	—	27,605	28,255
Cost of shares redeemed	—	—	(384,403)	(537,637)
Change in net assets resulting from Empower capital transactions	—	—	(8,056)	864,873
IM
Proceeds from shares issued	—	—	643,100	981,799
Distributions reinvested	—	—	7,016	6,050
Cost of shares redeemed	—	—	(661,980)	(787,349)
Change in net assets resulting from IM capital transactions	—	—	(11,864)	200,500
Institutional Class
Proceeds from shares issued	4,591,327	13,122,550	93,226,996	174,809,583
Distributions reinvested	42,629	73,423	206,501	298,551
Cost of shares redeemed	(4,659,821)	(11,992,099)	(85,519,648)	(153,251,390)
Change in net assets resulting from Institutional Class capital transactions	(25,865)	1,203,874	7,913,849	21,856,744
Morgan
Proceeds from shares issued	225,455	382,861	470,766,273	508,437,863
Distributions reinvested	7,455	10,601	36,280	64,287
Cost of shares redeemed	(193,453)	(239,609)	(469,119,725)	(506,257,571)
Change in net assets resulting from Morgan capital transactions	39,457	153,853	1,682,828	2,244,579
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Money Market Funds	August 31, 2024

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CAPITAL TRANSACTIONS: (continued)
Premier
Proceeds from shares issued	$1,367,559	$3,779,119	$32,335,345	$68,495,850
Distributions reinvested	32,295	47,562	176,997	194,388
Cost of shares redeemed	(1,229,683)	(2,896,480)	(30,754,043)	(58,099,193)
Change in net assets resulting from Premier capital transactions	170,171	930,201	1,758,299	10,591,045
Reserve
Proceeds from shares issued	—	—	3,217,375	8,792,710
Distributions reinvested	—	—	996	1,874
Cost of shares redeemed	—	—	(3,713,278)	(8,618,454)
Change in net assets resulting from Reserve capital transactions	—	—	(494,907)	176,130
Total change in net assets resulting from capital transactions	$58,351	$2,604,495	$14,686,328	$91,644,574
SHARE TRANSACTIONS:
Academy
Issued	—	—	406,399	1,897,487
Reinvested	—	—	1,007	1,131
Redeemed	—	—	(366,900)	(1,849,770)
Change in Academy Shares	—	—	40,506	48,848
Agency
Issued	466,144	1,871,771	337,206,787	543,072,044
Reinvested	2,094	3,904	63,482	76,111
Redeemed	(593,653)	(1,559,104)	(335,690,698)	(535,003,061)
Change in Agency Shares	(125,415)	316,571	1,579,571	8,145,094
Capital
Issued	—	—	169,896,915	319,155,071
Reinvested	—	—	710,835	1,132,066
Redeemed	—	—	(168,381,774)	(272,770,417)
Change in Capital Shares	—	—	2,225,976	47,516,720
Empower
Issued	—	—	348,729	1,374,231
Reinvested	—	—	27,605	28,255
Redeemed	—	—	(384,393)	(537,589)
Change in Empower Shares	—	—	(8,059)	864,897
IM
Issued	—	—	643,084	981,772
Reinvested	—	—	7,016	6,050
Redeemed	—	—	(661,965)	(787,317)
Change in IM Shares	—	—	(11,865)	200,505
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	113

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
SHARE TRANSACTIONS: (continued)
Institutional Class
Issued	4,591,303	13,122,431	93,226,718	174,808,458
Reinvested	42,629	73,423	206,501	298,551
Redeemed	(4,659,798)	(11,992,027)	(85,519,271)	(153,250,468)
Change in Institutional Class Shares	(25,866)	1,203,827	7,913,948	21,856,541
Morgan
Issued	225,454	382,848	470,766,198	508,437,689
Reinvested	7,455	10,601	36,280	64,287
Redeemed	(193,450)	(239,600)	(469,119,616)	(506,257,396)
Change in Morgan Shares	39,459	153,849	1,682,862	2,244,580
Premier
Issued	1,367,543	3,779,072	32,335,211	68,495,662
Reinvested	32,295	47,562	176,997	194,388
Redeemed	(1,229,665)	(2,896,386)	(30,753,897)	(58,098,710)
Change in Premier Shares	170,173	930,248	1,758,311	10,591,340
Reserve
Issued	—	—	3,217,334	8,792,543
Reinvested	—	—	996	1,874
Redeemed	—	—	(3,713,254)	(8,618,367)
Change in Reserve Shares	—	—	(494,924)	176,050
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Money Market Funds	August 31, 2024

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$311,727	$994,523	$146,742	$498,975
Distributions reinvested	1,162	2,520	863	2,072
Cost of shares redeemed	(448,219)	(1,036,175)	(187,945)	(489,730)
Change in net assets resulting from Agency capital transactions	(135,330)	(39,132)	(40,340)	11,317
Institutional Class
Proceeds from shares issued	13,395,420	27,621,587	6,748,461	11,701,694
Distributions reinvested	10,435	19,140	13,316	20,418
Cost of shares redeemed	(13,299,772)	(28,062,061)	(6,532,499)	(11,504,233)
Change in net assets resulting from Institutional Class capital transactions	106,083	(421,334)	229,278	217,879
Morgan
Proceeds from shares issued	50,221	85,243	48,899	77,978
Distributions reinvested	1,096	1,643	1,133	1,497
Cost of shares redeemed	(44,468)	(62,458)	(33,421)	(49,311)
Change in net assets resulting from Morgan capital transactions	6,849	24,428	16,611	30,164
Premier
Proceeds from shares issued	916,974	2,088,920	460,868	738,365
Distributions reinvested	8,529	8,160	4,628	4,802
Cost of shares redeemed	(886,033)	(1,748,572)	(295,603)	(554,707)
Change in net assets resulting from Premier capital transactions	39,470	348,508	169,893	188,460
Reserve
Proceeds from shares issued	2,935,023	6,739,751	—	—
Distributions reinvested	523	931	—	—
Cost of shares redeemed	(3,018,178)	(6,855,801)	—	—
Change in net assets resulting from Reserve capital transactions	(82,632)	(115,119)	—	—
Service
Proceeds from shares issued	—	—	128	3
Distributions reinvested	—	—	68	166
Cost of shares redeemed	—	—	(1,220)	(3,053)
Change in net assets resulting from Service capital transactions	—	—	(1,024)	(2,884)
Total change in net assets resulting from capital transactions	$(65,560)	$(202,649)	$374,418	$444,936
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	115

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
SHARE TRANSACTIONS:
Agency
Issued	311,717	994,493	146,731	498,938
Reinvested	1,162	2,520	863	2,072
Redeemed	(448,205)	(1,036,149)	(187,928)	(489,687)
Change in Agency Shares	(135,326)	(39,136)	(40,334)	11,323
Institutional Class
Issued	13,395,369	27,621,484	6,748,426	11,701,634
Reinvested	10,435	19,140	13,316	20,418
Redeemed	(13,299,726)	(28,061,951)	(6,532,463)	(11,504,169)
Change in Institutional Class Shares	106,078	(421,327)	229,279	217,883
Morgan
Issued	50,219	85,238	48,895	77,972
Reinvested	1,096	1,643	1,133	1,497
Redeemed	(44,466)	(62,456)	(33,417)	(49,305)
Change in Morgan Shares	6,849	24,425	16,611	30,164
Premier
Issued	916,951	2,088,868	460,843	738,322
Reinvested	8,529	8,160	4,628	4,802
Redeemed	(886,012)	(1,748,544)	(295,584)	(554,677)
Change in Premier Shares	39,468	348,484	169,887	188,447
Reserve
Issued	2,934,991	6,739,670	—	—
Reinvested	523	931	—	—
Redeemed	(3,018,143)	(6,855,696)	—	—
Change in Reserve Shares	(82,629)	(115,095)	—	—
Service
Issued	—	—	128	3
Reinvested	—	—	68	166
Redeemed	—	—	(1,220)	(3,052)
Change in Service Shares	—	—	(1,024)	(2,883)
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Money Market Funds	August 31, 2024

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$16,832	$107,241	$155,915	$658,001
Distributions reinvested	104	269	80	185
Cost of shares redeemed	(15,249)	(156,034)	(215,370)	(652,732)
Change in net assets resulting from Agency capital transactions	1,687	(48,524)	(59,375)	5,454
Institutional Class
Proceeds from shares issued	163,912	676,036	1,307,383	3,581,545
Distributions reinvested	806	1,658	1,281	3,303
Cost of shares redeemed	(227,063)	(635,787)	(1,311,863)	(3,784,276)
Change in net assets resulting from Institutional Class capital transactions	(62,345)	41,907	(3,199)	(199,428)
Morgan
Proceeds from shares issued	1,755	8,394	6,127	25,946
Distributions reinvested	112	200	687	1,377
Cost of shares redeemed	(6,142)	(8,779)	(11,012)	(24,304)
Change in net assets resulting from Morgan capital transactions	(4,275)	(185)	(4,198)	3,019
Premier
Proceeds from shares issued	112,883	310,148	282,440	1,044,854
Distributions reinvested	384	1,023	234	584
Cost of shares redeemed	(126,156)	(354,362)	(340,500)	(1,127,320)
Change in net assets resulting from Premier capital transactions	(12,889)	(43,191)	(57,826)	(81,882)
Reserve
Proceeds from shares issued	—	—	1,527	5,008
Distributions reinvested	—	—	29	27
Cost of shares redeemed	—	—	(918)	(5,149)
Change in net assets resulting from Reserve capital transactions	—	—	638	(114)
Service
Distributions reinvested	46	103	10	27
Cost of shares redeemed	(791)	(2,397)	(216)	(908)
Change in net assets resulting from Service capital transactions	(745)	(2,294)	(206)	(881)
Total change in net assets resulting from capital transactions	$(78,567)	$(52,287)	$(124,166)	$(273,832)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	117

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
SHARE TRANSACTIONS:
Agency
Issued	16,824	107,231	155,914	657,998
Reinvested	104	269	80	185
Redeemed	(15,243)	(156,016)	(215,368)	(652,727)
Change in Agency Shares	1,685	(48,516)	(59,374)	5,456
Institutional Class
Issued	163,886	675,997	1,307,379	3,581,531
Reinvested	806	1,658	1,281	3,303
Redeemed	(227,032)	(635,752)	(1,311,860)	(3,784,268)
Change in Institutional Class Shares	(62,340)	41,903	(3,200)	(199,434)
Morgan
Issued	1,753	8,389	6,127	25,945
Reinvested	112	200	687	1,377
Redeemed	(6,140)	(8,777)	(11,012)	(24,303)
Change in Morgan Shares	(4,275)	(188)	(4,198)	3,019
Premier
Issued	112,855	310,112	282,440	1,044,848
Reinvested	384	1,023	234	584
Redeemed	(126,132)	(354,327)	(340,499)	(1,127,310)
Change in Premier Shares	(12,893)	(43,192)	(57,825)	(81,878)
Reserve
Issued	—	—	1,526	5,009
Reinvested	—	—	29	27
Redeemed	—	—	(918)	(5,149)
Change in Reserve Shares	—	—	637	(113)
Service
Reinvested	46	103	11	27
Redeemed	(791)	(2,396)	(216)	(908)
Change in Service Shares	(745)	(2,293)	(205)	(881)
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Money Market Funds	August 31, 2024

THIS PAGE IS INTENTIONALLY LEFT BLANK

119

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Prime Money Market Fund
Academy
Six Months Ended August 31, 2024 (Unaudited)	$1.0005	$0.0269	$(0.0002)	$0.0267	$(0.0269)	$—	$(0.0269)
Year Ended February 29, 2024	1.0006	0.0527	(0.0001)	0.0526	(0.0527)	—	(0.0527)
Year Ended February 28, 2023	1.0003	0.0240	0.0003	0.0243	(0.0240)	—	(0.0240)
Year Ended February 28, 2022	1.0006	0.0007	(0.0003)	0.0004	(0.0007)	—	(0.0007)
Year Ended February 28, 2021	1.0006	0.0036	— (e)	0.0036	(0.0036)	— (e)	(0.0036)
May 15, 2019 (f) through February 29, 2020	1.0003	0.0162	0.0003	0.0165	(0.0162)	—	(0.0162)
Agency
Six Months Ended August 31, 2024 (Unaudited)	1.0009	0.0265	0.0001	0.0266	(0.0265)	—	(0.0265)
Year Ended February 29, 2024	1.0009	0.0518	— (e)	0.0518	(0.0518)	—	(0.0518)
Year Ended February 28, 2023	1.0005	0.0231	0.0004	0.0235	(0.0231)	—	(0.0231)
Year Ended February 28, 2022	1.0008	0.0001	(0.0003)	(0.0002)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0007	0.0028	0.0001	0.0029	(0.0028)	— (e)	(0.0028)
Year Ended February 29, 2020	1.0003	0.0205	0.0004	0.0209	(0.0205)	— (e)	(0.0205)
Capital
Six Months Ended August 31, 2024 (Unaudited)	1.0004	0.0269	— (e)	0.0269	(0.0269)	—	(0.0269)
Year Ended February 29, 2024	1.0005	0.0527	(0.0001)	0.0526	(0.0527)	—	(0.0527)
Year Ended February 28, 2023	1.0003	0.0240	0.0002	0.0242	(0.0240)	—	(0.0240)
Year Ended February 28, 2022	1.0005	0.0007	(0.0002)	0.0005	(0.0007)	—	(0.0007)
Year Ended February 28, 2021	1.0005	0.0036	— (e)	0.0036	(0.0036)	— (e)	(0.0036)
Year Ended February 29, 2020	1.0003	0.0213	0.0002	0.0215	(0.0213)	— (e)	(0.0213)
Empower
Six Months Ended August 31, 2024 (Unaudited)	1.0004	0.0269	— (e)	0.0269	(0.0269)	—	(0.0269)
Year Ended February 29, 2024	1.0005	0.0526	(0.0001)	0.0525	(0.0526)	—	(0.0526)
Year Ended February 28, 2023	1.0002	0.0240	0.0003	0.0243	(0.0240)	—	(0.0240)
Year Ended February 28, 2022	1.0005	0.0007	(0.0003)	0.0004	(0.0007)	—	(0.0007)
February 23, 2021 (f) through February 28, 2021	1.0005	— (e)	— (e)	— (e)	— (e)	—	— (e)
IM
Six Months Ended August 31, 2024 (Unaudited)	1.0005	0.0272	(0.0001)	0.0271	(0.0272)	—	(0.0272)
Year Ended February 29, 2024	1.0005	0.0532	— (e)	0.0532	(0.0532)	—	(0.0532)
Year Ended February 28, 2023	1.0003	0.0244	0.0002	0.0246	(0.0244)	—	(0.0244)
Year Ended February 28, 2022	1.0006	0.0007	(0.0003)	0.0004	(0.0007)	—	(0.0007)
Year Ended February 28, 2021	1.0006	0.0039	— (e)	0.0039	(0.0039)	— (e)	(0.0039)
Year Ended February 29, 2020	1.0003	0.0216	0.0003	0.0219	(0.0216)	— (e)	(0.0216)
Institutional Class
Six Months Ended August 31, 2024 (Unaudited)	1.0005	0.0267	(0.0001)	0.0266	(0.0267)	—	(0.0267)
Year Ended February 29, 2024	1.0005	0.0523	— (e)	0.0523	(0.0523)	—	(0.0523)
Year Ended February 28, 2023	1.0003	0.0237	0.0002	0.0239	(0.0237)	—	(0.0237)
Year Ended February 28, 2022	1.0005	0.0005	(0.0002)	0.0003	(0.0005)	—	(0.0005)
Year Ended February 28, 2021	1.0005	0.0033	— (e)	0.0033	(0.0033)	— (e)	(0.0033)
Year Ended February 29, 2020	1.0003	0.0210	0.0002	0.0212	(0.0210)	— (e)	(0.0210)
Morgan
Six Months Ended August 31, 2024 (Unaudited)	1.0011	0.0254	0.0005	0.0259	(0.0254)	—	(0.0254)
Year Ended February 29, 2024	1.0010	0.0496	0.0001	0.0497	(0.0496)	—	(0.0496)
Year Ended February 28, 2023	1.0007	0.0209	0.0003	0.0212	(0.0209)	—	(0.0209)
Year Ended February 28, 2022	1.0011	0.0001	(0.0004)	(0.0003)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0008	0.0016	0.0003	0.0019	(0.0016)	— (e)	(0.0016)
Year Ended February 29, 2020	1.0003	0.0180	0.0005	0.0185	(0.0180)	— (e)	(0.0180)
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Money Market Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0003	2.70%	$944,669	0.17%	5.34%	0.17%
1.0005	5.38	786,157	0.18	5.23	0.18
1.0006	2.46	618,235	0.17 (d)	2.30	0.19
1.0003	0.04	918,415	0.10 (d)	0.07	0.19
1.0006	0.36	1,011,973	0.17 (d)	0.38	0.19
1.0006	1.66	150,519	0.18	1.69	0.26

1.0010	2.68	2,242,061	0.26	5.26	0.27
1.0009	5.30	3,279,975	0.26	5.19	0.28
1.0009	2.38	2,766,889	0.26 (d)	2.64	0.29
1.0005	(0.02)	1,403,993	0.16 (d)	0.01	0.29
1.0008	0.29	1,492,906	0.24 (d)	0.30	0.29
1.0007	2.11	2,517,667	0.26	2.05	0.30

1.0004	2.71	40,893,166	0.17	5.35	0.17
1.0004	5.38	42,797,560	0.17	5.26	0.18
1.0005	2.45	41,621,459	0.17 (d)	2.43	0.19
1.0003	0.05	40,505,885	0.10 (d)	0.07	0.18
1.0005	0.36	42,867,638	0.16 (d)	0.31	0.19
1.0005	2.17	33,683,247	0.18	2.09	0.20

1.0004	2.71	636,938	0.18	5.34	0.18
1.0004	5.38	463,298	0.18	5.28	0.18
1.0005	2.46	355,132	0.16 (d)	2.15	0.19
1.0002	0.04	564,948	0.10 (d)	0.07	0.20
1.0005	0.00 (g)	25	0.12 (d)	0.10	0.19

1.0004	2.74	15,073,209	0.12	5.40	0.12
1.0005	5.45	13,307,523	0.13	5.36	0.13
1.0005	2.48	6,054,242	0.13 (d)	2.32	0.14
1.0003	0.04	9,524,945	0.10 (d)	0.07	0.13
1.0006	0.39	7,515,957	0.13 (d)	0.35	0.14
1.0006	2.21	5,541,728	0.15	2.12	0.15

1.0004	2.69	19,008,157	0.21	5.31	0.22
1.0005	5.36	18,483,874	0.21	5.24	0.23
1.0005	2.41	14,307,780	0.20 (d)	2.38	0.24
1.0003	0.03	14,794,803	0.12 (d)	0.05	0.23
1.0005	0.33	19,063,596	0.19 (d)	0.30	0.24
1.0005	2.14	15,607,982	0.21	2.07	0.25

1.0016	2.60	588,491	0.48	5.05	0.48
1.0011	5.08	4,175,385	0.48	5.00	0.48
1.0010	2.14	1,857,527	0.48 (d)	2.41	0.50
1.0007	(0.03)	877,230	0.17 (d)	0.01	0.50
1.0011	0.19	1,353,316	0.38 (d)	0.22	0.50
1.0008	1.87	2,880,586	0.51	1.78	0.51
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	121

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Prime Money Market Fund (continued)
Premier
Six Months Ended August 31, 2024 (Unaudited)	$1.0006	$0.0256	$— (e)	$0.0256	$(0.0256)	$—	$(0.0256)
Year Ended February 29, 2024	1.0007	0.0501	(0.0001)	0.0500	(0.0501)	—	(0.0501)
Year Ended February 28, 2023	1.0004	0.0214	0.0003	0.0217	(0.0214)	—	(0.0214)
Year Ended February 28, 2022	1.0007	0.0001	(0.0003)	(0.0002)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0006	0.0019	0.0001	0.0020	(0.0019)	— (e)	(0.0019)
Year Ended February 29, 2020	1.0003	0.0186	0.0003	0.0189	(0.0186)	— (e)	(0.0186)
Reserve
Six Months Ended August 31, 2024 (Unaudited)	1.0008	0.0242	(0.0001)	0.0241	(0.0242)	—	(0.0242)
Year Ended February 29, 2024	1.0008	0.0474	— (e)	0.0474	(0.0474)	—	(0.0474)
Year Ended February 28, 2023	1.0006	0.0192	0.0002	0.0194	(0.0192)	—	(0.0192)
Year Ended February 28, 2022	1.0009	0.0001	(0.0003)	(0.0002)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0007	0.0010	0.0002	0.0012	(0.0010)	— (e)	(0.0010)
Year Ended February 29, 2020	1.0003	0.0161	0.0004	0.0165	(0.0161)	— (e)	(0.0161)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)

Voluntary waivers were as follows:	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Academy	—	—	0.01%	0.08%	0.01%	—
Agency	—	—	— (a)	0.10%	0.02%	—
Capital	—	—	0.01%	0.08%	0.02%	—
Empower	—	—	0.02%	0.08%	— (a)	—
IM	—	—	— (a)	0.04%	0.01%	—
Institutional Class	—	—	0.01%	0.09%	0.02%	—
Morgan	—	—	0.02%	0.34%	0.12%	—
Premier	—	—	0.01%	0.27%	0.09%	—
Reserve	—	—	0.05%	0.54%	0.16%	—
(a) Amount rounds to less than 0.005%.

(e)	Amount rounds to less than $0.00005.
(f)	Commencement of offering of class of shares.
(g)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Money Market Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0006	2.58%	$2,943,786	0.42%	5.10%	0.42%
1.0006	5.12	3,008,674	0.43	5.02	0.43
1.0007	2.19	2,287,879	0.43 (d)	2.55	0.44
1.0004	(0.02)	1,007,946	0.16 (d)	0.01	0.44
1.0007	0.20	1,337,044	0.35 (d)	0.22	0.44
1.0006	1.91	2,646,576	0.45	1.83	0.45

1.0007	2.44	3,058	0.70	4.82	1.56
1.0008	4.84	3,271	0.70	4.74	1.56
1.0008	1.96	3,295	0.65 (d)	1.97	1.14
1.0006	(0.02)	2,852	0.16 (d)	0.01	2.42
1.0009	0.12	1,084	0.53 (d)	0.33	2.00
1.0007	1.66	12,017	0.70	1.59	0.94
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	123

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Institutional Tax Free Money Market Fund
Agency
Six Months Ended August 31, 2024 (Unaudited)	$1.0002	$0.0160	$— (d)	$0.0160	$(0.0160)	$—	$(0.0160)
Year Ended February 29, 2024	1.0002	0.0310	— (d)	0.0310	(0.0310)	—	(0.0310)
Year Ended February 28, 2023	1.0003	0.0136	— (d)	0.0136	(0.0136)	(0.0001)	(0.0137)
Year Ended February 28, 2022	1.0005	0.0001	(0.0002)	(0.0001)	(0.0001)	— (d)	(0.0001)
Year Ended February 28, 2021	1.0001	0.0023	0.0004	0.0027	(0.0023)	— (d)	(0.0023)
Year Ended February 29, 2020	1.0000	0.0117	0.0001 (f)	0.0118	(0.0117)	— (d)	(0.0117)
Capital
Six Months Ended August 31, 2024 (Unaudited)	1.0003	0.0164	(0.0001)	0.0163	(0.0164)	—	(0.0164)
Year Ended February 29, 2024	1.0002	0.0318	0.0001	0.0319	(0.0318)	—	(0.0318)
Year Ended February 28, 2023	1.0003	0.0144	— (d)	0.0144	(0.0144)	(0.0001)	(0.0145)
Year Ended February 28, 2022	1.0006	0.0002	(0.0003)	(0.0001)	(0.0002)	— (d)	(0.0002)
Year Ended February 28, 2021	1.0000	0.0028	0.0006	0.0034	(0.0028)	— (d)	(0.0028)
Year Ended February 29, 2020	1.0000	0.0125	— (d)	0.0125	(0.0125)	— (d)	(0.0125)
IM
Six Months Ended August 31, 2024 (Unaudited)	1.0001	0.0166	— (d)	0.0166	(0.0166)	—	(0.0166)
Year Ended February 29, 2024	1.0002	0.0321	(0.0001)	0.0320	(0.0321)	—	(0.0321)
Year Ended February 28, 2023	1.0003	0.0147	— (d)	0.0147	(0.0147)	(0.0001)	(0.0148)
Year Ended February 28, 2022	1.0005	0.0002	(0.0002)	— (d)	(0.0002)	— (d)	(0.0002)
Year Ended February 28, 2021	1.0000	0.0030	0.0005	0.0035	(0.0030)	— (d)	(0.0030)
Year Ended February 29, 2020	1.0000	0.0127	— (d)	0.0127	(0.0127)	— (d)	(0.0127)
Institutional Class
Six Months Ended August 31, 2024 (Unaudited)	1.0002	0.0163	— (d)	0.0163	(0.0163)	—	(0.0163)
Year Ended February 29, 2024	1.0002	0.0315	— (d)	0.0315	(0.0315)	—	(0.0315)
Year Ended February 28, 2023	1.0003	0.0141	— (d)	0.0141	(0.0141)	(0.0001)	(0.0142)
Year Ended February 28, 2022	1.0005	0.0001	(0.0002)	(0.0001)	(0.0001)	— (d)	(0.0001)
Year Ended February 28, 2021	1.0000	0.0026	0.0005	0.0031	(0.0026)	— (d)	(0.0026)
Year Ended February 29, 2020	1.0000	0.0122	— (d)	0.0122	(0.0122)	— (d)	(0.0122)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.00005.
(e)

Voluntary waivers were as follows:	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Agency	—	—	— (a)	0.16%	0.02%	—
Capital	—	—	— (a)	0.09%	— (a)	—
IM	—	—	—	0.07%	0.01%	—
Institutional Class	—	—	— (a)	0.12%	0.01%	—
(a) Amount rounds to less than 0.005%.

(f)	Net realized and unrealized gains (losses) on investments may appear disproportionate in relation to the classes due to rounding.
(g)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Money Market Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0002	1.62%	$76,806	0.26%	3.21%	0.32%
1.0002	3.14	96,104	0.26	3.10	0.32
1.0002	1.36	108,719	0.26 (e)	1.81	0.35
1.0003	(0.01)	17,084	0.11 (e)	0.01	0.44
1.0005	0.27	23,163	0.24 (e)	0.25	0.36
1.0001	1.19	41,696	0.26	1.15	0.38

1.0002	1.65	461,296	0.18	3.29	0.19
1.0003	3.24	207,333	0.18	3.16	0.21
1.0002	1.44	399,560	0.18 (e)	1.78	0.21
1.0003	(0.01)	182,500	0.09 (e)	0.02	0.22
1.0006	0.34	37,889	0.18 (e)	0.41	0.22
1.0000	1.26	228,168	0.18	1.18	0.24

1.0001	1.68	1,130,846	0.14	3.28	0.14
1.0001	3.25	763,488	0.15	3.18	0.15
1.0002	1.47	601,785	0.15	1.36	0.15
1.0003	0.00 (g)	723,312	0.08 (e)	0.02	0.15
1.0005	0.35	665,960	0.15 (e)	0.18	0.16
1.0000	1.28	391,386	0.16	1.24	0.18

1.0002	1.64	291,991	0.21	3.25	0.25
1.0002	3.20	347,708	0.21	3.15	0.25
1.0002	1.41	397,559	0.21 (e)	1.48	0.26
1.0003	(0.01)	355,017	0.09 (e)	0.01	0.26
1.0005	0.31	478,239	0.20 (e)	0.23	0.26
1.0000	1.23	309,118	0.21	1.20	0.28
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	125

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Securities Lending Money Market Fund
Agency SL
Six Months Ended August 31, 2024 (Unaudited)	$1.0003	$0.0274	$(0.0002)	$0.0272	$(0.0274)	$—	$(0.0274)
Year Ended February 29, 2024	1.0004	0.0537	(0.0001)	0.0536	(0.0537)	—	(0.0537)
Year Ended February 28, 2023	0.9996	0.0241	0.0008	0.0249	(0.0241)	—	(0.0241)
Year Ended February 28, 2022	1.0001	0.0010	(0.0005)	0.0005	(0.0010)	— (d)	(0.0010)
Year Ended February 28, 2021	1.0002	0.0045	(0.0001)	0.0044	(0.0045)	— (d)	(0.0045)
Year Ended February 29, 2020	1.0001	0.0222	0.0001	0.0223	(0.0222)	— (d)	(0.0222)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.00005.
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Money Market Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0001	2.73%	$653,156	0.06%	5.45%	0.14%
1.0003	5.49	2,516,563	0.06	5.38	0.14
1.0004	2.52	2,071,723	0.06	2.35	0.15
0.9996	0.05	1,921,994	0.06	0.10	0.14
1.0001	0.44	2,168,587	0.06	0.48	0.15
1.0002	2.25	3,455,824	0.06	2.20	0.16
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	127

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Liquid Assets Money Market Fund
Agency
Six Months Ended August 31, 2024 (Unaudited)	$1.00	$0.03	$— (e)	$0.03	$(0.03)	$—	$(0.03)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Capital
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Institutional Class
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Investor
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Morgan
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Premier
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Money Market Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.67%	$3,870,237	0.26%	5.25%	0.28%
1.00	5.28	3,878,930	0.26	5.17	0.29
1.00	2.32	3,045,257	0.26 (f)	3.07	0.29
1.00	0.01	691,008	0.17 (f)	0.01	0.30
1.00	0.29	1,234,800	0.24 (f)	0.27	0.29
1.00	2.07	1,452,745	0.26	1.94	0.31

1.00	2.71	15,805,374	0.18	5.33	0.18
1.00	5.37	14,970,998	0.18	5.27	0.19
1.00	2.40	9,633,984	0.18 (f)	3.32	0.19
1.00	0.04	1,804,197	0.15 (f)	0.04	0.19
1.00	0.35	4,806,805	0.18 (f)	0.25	0.19
1.00	2.15	2,295,874	0.18	2.01	0.21

1.00	2.70	10,234,911	0.21	5.30	0.23
1.00	5.33	10,258,535	0.21	5.22	0.24
1.00	2.37	8,277,974	0.21 (f)	3.19	0.24
1.00	0.02	1,763,092	0.16 (f)	0.02	0.25
1.00	0.32	3,055,814	0.21 (f)	0.30	0.24
1.00	2.12	3,412,753	0.21	2.07	0.26

1.00	2.55	8,038	0.49	5.03	0.49
1.00	5.04	6,631	0.49	5.05	0.50
1.00	2.10	3,013	0.48 (f)	2.43	0.49
1.00	0.01	1,804	0.17 (f)	0.01	0.50
1.00	0.17	6,189	0.34 (f)	0.16	0.58
1.00	1.81	7,904	0.51	1.78	0.52

1.00	2.50	8,168,108	0.58	4.93	0.58
1.00	4.94	7,101,838	0.59	4.90	0.60
1.00	2.02	2,177,582	0.56 (f)	2.79	0.60
1.00	0.01	453,086	0.17 (f)	0.01	0.61
1.00	0.14	627,541	0.40 (f)	0.14	0.60
1.00	1.73	543,317	0.59	1.69	0.63

1.00	2.58	29,559,945	0.43	5.08	0.43
1.00	5.10	25,760,284	0.44	5.02	0.44
1.00	2.15	12,312,271	0.43 (f)	3.20	0.44
1.00	0.01	1,532,491	0.17 (f)	0.01	0.45
1.00	0.19	2,373,258	0.35 (f)	0.19	0.44
1.00	1.87	3,031,847	0.45	1.77	0.46
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	129

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Liquid Assets Money Market Fund (continued)
Reserve
Six Months Ended August 31, 2024 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Agency	—	—	— (a)	0.09%	0.02%	—
Capital	—	—	— (a)	0.03%	— (a)	—
Institutional Class	—	—	— (a)	0.05%	— (a)	—
Investor	—	—	0.02%	0.32%	0.16%	—
Morgan	—	—	0.02%	0.42%	0.19%	—
Premier	—	—	— (a)	0.28%	0.10%	—
Reserve	—	—	0.04%	0.53%	0.29%	—
(a) Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Money Market Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.45%	$15,770	0.69%	4.82%	0.69%
1.00	4.84	17,886	0.69	4.71	0.69
1.00	1.94	28,700	0.66 (f)	2.58	0.69
1.00	0.01	4,231	0.17 (f)	0.01	0.70
1.00	0.11	5,661	0.40 (f)	0.11	0.88
1.00	1.62	3,797	0.70	1.62	0.84
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	131

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan U.S. Government Money Market Fund
Academy
Six Months Ended August 31, 2024 (Unaudited)	$1.00	$0.03	$— (e)	$0.03	$(0.03)	$1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
May 15, 2019 (g) through February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	1.00
Agency
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Capital
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Empower
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
February 23, 2021 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
IM
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Institutional Class
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Investor
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Money Market Funds	August 31, 2024

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

2.64%	$8,217,600	0.17%	5.20%	0.17%
5.19	7,529,994	0.18	5.12	0.18
2.20	4,267,302	0.15 (f)	1.79	0.18
0.03	10,734,174	0.04 (f)	0.03	0.18
0.14	3,689,489	0.14 (f)	0.07	0.18
1.47	85,026	0.18	1.49	0.21

2.60	15,544,916	0.26	5.11	0.27
5.10	15,084,344	0.26	5.01	0.28
2.11	10,098,820	0.24 (f)	2.11	0.28
0.01	8,485,249	0.06 (f)	0.01	0.28
0.09	16,148,773	0.20 (f)	0.08	0.28
1.87	14,132,125	0.26	1.84	0.30

2.64	152,093,023	0.17	5.20	0.17
5.19	160,954,781	0.18	5.08	0.18
2.20	119,811,381	0.15 (f)	1.97	0.18
0.03	166,488,233	0.04 (f)	0.03	0.18
0.14	143,184,525	0.15 (f)	0.13	0.19
1.95	86,263,432	0.18	1.91	0.20

2.64	7,868,047	0.17	5.20	0.17
5.19	7,799,631	0.18	5.10	0.18
2.20	5,393,885	0.15 (f)	2.45	0.19
0.03	4,160,732	0.04 (f)	0.03	0.18
0.00 (h)	500,028	0.06 (f)	0.04	0.19

2.67	11,192,924	0.12	5.25	0.12
5.24	8,449,005	0.13	5.09	0.13
2.23	9,457,598	0.12 (f)	2.22	0.13
0.03	10,046,645	0.04 (f)	0.03	0.13
0.17	7,317,310	0.12 (f)	0.16	0.14
1.99	7,443,910	0.15	1.90	0.15

2.62	39,794,159	0.21	5.16	0.22
5.15	41,207,185	0.21	5.05	0.23
2.17	29,664,717	0.18 (f)	2.15	0.24
0.01	27,455,761	0.06 (f)	0.01	0.23
0.12	39,608,624	0.17 (f)	0.11	0.23
1.92	43,246,064	0.21	1.89	0.25

2.49	1,975,993	0.47	4.90	0.47
4.87	2,056,169	0.48	4.76	0.48
1.90	2,406,713	0.46 (f)	1.98	0.48
0.00 (h)	1,858,457	0.07 (f)	0.00 (h)	0.48
0.05	842,931	0.24 (f)	0.04	0.48
1.63	684,791	0.50	1.68	0.50
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	133

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan U.S. Government Money Market Fund (continued)
Morgan
Six Months Ended August 31, 2024 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Premier
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Reserve
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	1.00
Service
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 29, 2024	1.00	0.04	— (e)	0.04	(0.04)	1.00
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	1.00

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Academy	—	—	0.03%	0.13%	0.04%	—
Agency	—	—	0.02%	0.20%	0.06%	—
Capital	—	—	0.03%	0.13%	0.03%	—
Empower	—	—	0.03%	0.13%	— (a)	—
IM	—	—	0.01%	0.09%	0.01%	—
Institutional Class	—	—	0.03%	0.15%	0.04%	—
Investor	—	—	0.03%	0.41%	0.25%	—
Morgan	—	—	0.04%	0.51%	0.33%	—
Premier	—	—	0.03%	0.37%	0.21%	—
Reserve	—	—	0.11%	0.61%	0.47%	—
Service	—	—	0.16%	0.96%	0.74%	—
(a) Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.
(h)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Money Market Funds	August 31, 2024

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

2.44%	$13,660,282	0.57%	4.80%	0.57%
4.77	7,815,291	0.58	4.71	0.58
1.81	4,027,309	0.54 (f)	2.08	0.59
0.00 (h)	1,956,424	0.07 (f)	0.00 (h)	0.59
0.05	1,870,723	0.25 (f)	0.05	0.59
1.54	2,064,159	0.59	1.50	0.60

2.52	15,850,726	0.42	4.95	0.42
4.92	13,503,049	0.43	4.86	0.43
1.94	6,543,879	0.41 (f)	1.97	0.44
0.01	5,330,175	0.06 (f)	0.01	0.43
0.06	5,020,827	0.22 (f)	0.05	0.43
1.68	4,095,749	0.45	1.64	0.45

2.38	29,610	0.67	4.70	0.67
4.66	2,846,123	0.68	4.62	0.68
1.73	3,350,896	0.58 (f)	1.44	0.69
0.00 (h)	7,409,330	0.07 (f)	0.00 (h)	0.68
0.04	27,414	0.22 (f)	0.03	0.69
1.42	20,829	0.70	1.41	0.71

2.21	229,300	1.02	4.35	1.02
4.30	248,025	1.03	4.20	1.03
1.45	325,011	0.88 (f)	1.33	1.03
0.00 (h)	433,435	0.07 (f)	0.00 (h)	1.03
0.03	514,476	0.29 (f)	0.03	1.03
1.07	867,659	1.05	1.19	1.05
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	135

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan U.S. Treasury Plus Money Market Fund
Academy
Six Months Ended August 31, 2024 (Unaudited)	$1.00	$0.03	$— (e)	$0.03	$(0.03)	$1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
September 30, 2020 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Agency
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Capital
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Empower
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
February 23, 2021 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
IM
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Institutional Class
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Investor
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Money Market Funds	August 31, 2024

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

2.64%	$529,810	0.17%	5.19%	0.17%
5.18	2,124,743	0.18	5.18	0.18
2.18	153,500	0.15 (f)	2.60	0.19
0.01	100	0.04 (f)	0.01	0.19
0.01	17,600	0.07 (f)	0.03	0.23

2.59	2,927,537	0.26	5.10	0.27
5.09	2,614,882	0.26	4.99	0.28
2.09	1,745,265	0.24 (f)	2.19	0.29
0.01	914,835	0.06 (f)	0.01	0.28
0.09	1,865,281	0.20 (f)	0.09	0.29
1.85	1,744,289	0.26	1.85	0.30

2.63	15,054,598	0.17	5.18	0.17
5.18	14,599,378	0.18	5.07	0.18
2.18	12,166,783	0.16 (f)	2.12	0.19
0.01	10,784,903	0.06 (f)	0.01	0.18
0.14	13,539,346	0.16 (f)	0.13	0.19
1.94	9,945,933	0.18	1.89	0.20

2.63	54,578	0.17	5.18	0.17
5.18	63,083	0.18	4.82	0.18
2.18	1,206,832	0.17 (f)	2.94	0.19
0.01	112,014	0.05 (f)	0.01	0.18
0.00 (h)	25	0.06 (f)	0.02	0.18

2.66	350,411	0.12	5.24	0.12
5.23	178,436	0.13	5.27	0.13
2.17	142	0.15 (f)	2.89	0.16
0.01	30	0.05 (f)	0.02	0.14
0.17	24,276	0.12 (f)	0.19	0.14
1.97	37,429	0.15	2.26	0.15

2.62	10,671,263	0.21	5.15	0.22
5.15	11,726,034	0.21	5.05	0.23
2.15	8,222,799	0.19 (f)	2.05	0.24
0.01	7,963,115	0.06 (f)	0.01	0.24
0.12	12,055,194	0.17 (f)	0.13	0.24
1.90	16,887,054	0.21	1.88	0.25

2.48	13,835	0.47	4.88	0.47
4.86	15,980	0.48	4.74	0.48
1.88	15,976	0.45 (f)	1.90	0.49
0.00 (h)	16,665	0.07 (f)	0.00 (h)	0.48
0.04	16,604	0.27 (f)	0.05	0.54
1.61	29,937	0.50	1.60	0.50
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	137

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan U.S. Treasury Plus Money Market Fund (continued)
Morgan
Six Months Ended August 31, 2024 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Premier
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Reserve
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	1.00

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Academy	—	—	0.03%	0.14%	0.05%	—
Agency	—	—	0.02%	0.20%	0.06%	—
Capital	—	—	0.02%	0.12%	0.02%	—
Empower	—	—	0.01%	0.13%	— (a)	—
IM	—	—	0.01%	0.09%	0.01%	—
Institutional Class	—	—	0.02%	0.15%	0.04%	—
Investor	—	—	0.04%	0.42%	0.22%	—
Morgan	—	—	0.04%	0.52%	0.31%	—
Premier	—	—	0.03%	0.38%	0.19%	—
Reserve	—	—	0.08%	0.61%	0.35%	—
(a) Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.
(h)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. Morgan Money Market Funds	August 31, 2024

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

2.43%	$4,625,930	0.57%	4.78%	0.57%
4.76	3,596,110	0.58	4.73	0.58
1.80	1,110,743	0.55 (f)	2.21	0.59
0.00 (h)	350,701	0.06 (f)	0.00 (h)	0.59
0.04	436,183	0.28 (f)	0.05	0.59
1.52	734,856	0.59	1.49	0.60

2.51	5,211,130	0.42	4.93	0.42
4.91	4,814,054	0.43	4.84	0.43
1.92	2,659,992	0.41 (f)	2.02	0.44
0.01	2,032,795	0.06 (f)	0.01	0.44
0.05	1,694,724	0.25 (f)	0.04	0.44
1.66	1,439,412	0.45	1.60	0.45

2.38	548,750	0.67	4.68	0.67
4.65	1,232,544	0.68	4.61	0.68
1.71	425,906	0.61 (f)	2.34	0.69
0.00 (h)	244,357	0.07 (f)	0.00 (h)	0.68
0.03	4,562	0.34 (f)	0.03	0.74
1.41	5,966	0.70	1.41	0.73
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	139

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Federal Money Market Fund
Agency
Six Months Ended August 31, 2024 (Unaudited)	$1.00	$0.03	$— (e)	$0.03	$(0.03)	$—	$(0.03)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Institutional Class
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Morgan
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	0.01	0.02	(0.02)	— (e)	(0.02)
Premier
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Agency	—	—	0.01%	0.20%	0.06%	—
Institutional Class	—	—	0.01%	0.16%	0.04%	—
Morgan	—	—	0.04%	0.53%	0.36%	—
Premier	—	—	0.01%	0.39%	0.21%	—

(g)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. Morgan Money Market Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.59%	$609,133	0.26%	5.10%	0.28%
1.00	5.09	734,542	0.26	5.00	0.29
1.00	2.09	417,945	0.26 (f)	2.40	0.31
1.00	0.01	217,942	0.06 (f)	0.01	0.31
1.00	0.11	318,757	0.20 (f)	0.10	0.30
1.00	1.85	242,716	0.26	1.79	0.30

1.00	2.62	4,249,176	0.21	5.15	0.23
1.00	5.14	4,275,012	0.21	5.03	0.24
1.00	2.14	3,070,971	0.21 (f)	2.50	0.26
1.00	0.01	1,322,211	0.06 (f)	0.01	0.25
1.00	0.13	2,344,288	0.17 (f)	0.14	0.25
1.00	1.90	2,572,379	0.21	1.90	0.25

1.00	2.43	328,636	0.58	4.78	0.58
1.00	4.74	289,176	0.59	4.69	0.60
1.00	1.81	135,312	0.55 (f)	2.16	0.63
1.00	0.00 (g)	55,291	0.06 (f)	0.00 (g)	0.64
1.00	0.06	53,546	0.23 (f)	0.05	0.63
1.00	1.51	34,728	0.59	1.48	0.67

1.00	2.51	2,102,844	0.43	4.93	0.43
1.00	4.90	1,932,661	0.44	4.83	0.44
1.00	1.93	1,002,392	0.44 (f)	2.97	0.46
1.00	0.01	123,328	0.06 (f)	0.01	0.46
1.00	0.08	198,516	0.24 (f)	0.08	0.45
1.00	1.65	218,858	0.45	1.58	0.45
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	141

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Academy
Six Months Ended August 31, 2024 (Unaudited)	$1.00	$0.03	$— (e)	$0.03	$(0.03)	$—	$(0.03)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
September 30, 2020 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Agency
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Capital
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Empower
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
February 23, 2021 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
IM
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
January 15, 2020 (g) through February 29, 2020	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Institutional Class
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Morgan
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. Morgan Money Market Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.64%	$189,633	0.17%	5.19%	0.17%
1.00	5.14	149,126	0.17	5.06	0.18
1.00	2.10	100,272	0.18 (f)	2.20	0.19
1.00	0.01	131,020	0.05 (f)	0.01	0.18
1.00	0.00 (h)	17,600	0.10 (f)	0.01	0.21

1.00	2.59	15,253,213	0.26	5.10	0.27
1.00	5.05	13,673,580	0.26	5.00	0.28
1.00	2.02	5,528,371	0.26 (f)	2.19	0.29
1.00	0.01	3,173,164	0.05 (f)	0.01	0.28
1.00	0.10	4,187,912	0.20 (f)	0.09	0.29
1.00	1.82	4,197,262	0.26	1.76	0.30

1.00	2.64	97,377,605	0.17	5.19	0.17
1.00	5.14	95,150,995	0.18	5.06	0.18
1.00	2.10	47,631,670	0.18 (f)	2.01	0.18
1.00	0.01	57,422,062	0.05 (f)	0.01	0.18
1.00	0.13	58,366,269	0.16 (f)	0.11	0.19
1.00	1.90	32,963,549	0.18	1.85	0.20

1.00	2.64	1,075,791	0.17	5.19	0.17
1.00	5.14	1,083,842	0.18	5.11	0.18
1.00	2.10	218,952	0.18 (f)	3.29	0.19
1.00	0.01	29,519	0.04 (f)	0.01	0.18
1.00	0.00 (h)	25	0.07 (f)	0.01	0.20

1.00	2.66	226,903	0.12	5.24	0.12
1.00	5.19	238,766	0.13	5.19	0.13
1.00	2.14	38,265	0.13 (f)	3.39	0.13
1.00	0.01	224	0.04 (f)	0.01	0.18
1.00	0.16	227	0.13 (f)	0.11	0.14
1.00	0.18	11,885	0.15	1.46	0.15

1.00	2.62	58,738,013	0.21	5.15	0.22
1.00	5.10	50,823,877	0.21	5.02	0.23
1.00	2.07	28,965,801	0.21 (f)	2.15	0.24
1.00	0.01	23,076,533	0.05 (f)	0.01	0.23
1.00	0.12	24,097,829	0.18 (f)	0.11	0.24
1.00	1.87	22,282,460	0.21	1.83	0.25

1.00	2.43	6,256,702	0.57	4.79	0.57
1.00	4.72	4,573,844	0.58	4.66	0.58
1.00	1.73	2,329,156	0.53 (f)	1.70	0.59
1.00	0.00 (h)	2,206,039	0.06 (f)	0.00 (h)	0.58
1.00	0.05	2,251,619	0.24 (f)	0.05	0.59
1.00	1.49	2,023,440	0.59	1.47	0.60
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	143

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund (continued)
Premier
Six Months Ended August 31, 2024 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Reserve
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Academy	—	—	— (a)	0.12%	0.08%	—
Agency	—	—	— (a)	0.21%	0.05%	—
Capital	—	—	— (a)	0.12%	0.02%	—
Empower	—	—	— (a)	0.13%	0.12%	—
IM	—	—	— (a)	0.14%	— (a)	—
Institutional Class	—	—	— (a)	0.16%	0.03%	—
Morgan	—	—	0.05%	0.52%	0.34%	—
Premier	—	—	0.02%	0.38%	0.19%	—
Reserve	—	—	0.09%	0.62%	0.44%	—
(a) Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.
(h)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. Morgan Money Market Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.51%	$18,105,564	0.42%	4.94%	0.42%
1.00	4.87	16,347,175	0.43	4.83	0.43
1.00	1.86	5,755,805	0.42 (f)	2.37	0.44
1.00	0.01	1,947,356	0.05 (f)	0.01	0.43
1.00	0.06	1,999,999	0.25 (f)	0.06	0.44
1.00	1.63	2,537,050	0.45	1.62	0.45

1.00	2.38	1,103,374	0.67	4.69	0.67
1.00	4.61	1,598,274	0.68	4.52	0.68
1.00	1.65	1,422,097	0.59 (f)	1.33	0.68
1.00	0.00 (h)	3,821,500	0.06 (f)	0.00 (h)	0.68
1.00	0.04	2,893,380	0.25 (f)	0.03	0.69
1.00	1.38	2,102,023	0.70	1.34	0.70
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	145

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Tax Free Money Market Fund
Agency
Six Months Ended August 31, 2024 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Institutional Class
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Morgan
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Premier
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Reserve
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Agency	—	—	— (a)	0.16%	0.03%	—
Institutional Class	—	—	—	0.12%	0.01%	—
Morgan	—	—	0.02%	0.49%	0.29%	—
Premier	—	—	— (a)	0.33%	0.14%	—
Reserve	—	—	0.07%	0.59%	0.39%	—
(a) Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. Morgan Money Market Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.64%	$407,204	0.26%	3.25%	0.28%
1.00	3.18	542,528	0.26	3.13	0.28
1.00	1.39	581,661	0.26 (f)	1.52	0.29
1.00	0.01	281,075	0.10 (f)	0.01	0.29
1.00	0.26	372,457	0.23 (f)	0.33	0.29
1.00	1.17	782,269	0.26	1.17	0.30

1.00	1.67	7,875,326	0.21	3.29	0.23
1.00	3.23	7,769,137	0.21	3.18	0.23
1.00	1.44	8,190,503	0.21	1.54	0.24
1.00	0.02	5,135,738	0.09 (f)	0.02	0.24
1.00	0.29	6,858,653	0.20 (f)	0.33	0.24
1.00	1.22	9,173,460	0.21	1.23	0.25

1.00	1.47	74,947	0.59	2.91	0.59
1.00	2.85	68,097	0.59	2.82	0.60
1.00	1.09	43,671	0.56 (f)	1.31	0.60
1.00	0.01	17,140	0.10 (f)	0.01	0.62
1.00	0.19	22,830	0.30 (f)	0.12	0.61
1.00	0.84	10,842	0.59	0.83	0.64

1.00	1.56	1,259,747	0.43	3.08	0.43
1.00	3.01	1,220,261	0.43	2.97	0.43
1.00	1.22	871,759	0.43 (f)	1.49	0.44
1.00	0.01	338,064	0.10 (f)	0.01	0.44
1.00	0.21	498,856	0.29 (f)	0.26	0.44
1.00	0.98	847,483	0.45	0.99	0.45

1.00	1.43	564,089	0.68	2.83	0.68
1.00	2.75	646,713	0.68	2.71	0.68
1.00	1.01	761,834	0.62 (f)	0.80	0.69
1.00	0.01	1,807,835	0.10 (f)	0.01	0.69
1.00	0.18	1,574,145	0.29 (f)	0.16	0.69
1.00	0.73	1,707,525	0.70	0.72	0.70
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	147

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Municipal Money Market Fund
Agency
Six Months Ended August 31, 2024 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Institutional Class
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Morgan
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Premier
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Service
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 29, 2024	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Agency	—	—	— (a)	0.13%	0.01%	—
Institutional Class	—	—	— (a)	0.09%	0.01%	—
Morgan	—	—	0.02%	0.46%	0.24%	—
Premier	—	—	— (a)	0.32%	0.10%	—
Service	—	—	0.19%	0.92%	0.60%	— (a)
(a) Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. Morgan Money Market Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.67%	$125,026	0.26%	3.29%	0.29%
1.00	3.21	165,365	0.26	3.16	0.29
1.00	1.38	154,048	0.26 (f)	1.53	0.31
1.00	0.01	38,272	0.13 (f)	0.01	0.32
1.00	0.31	60,879	0.25 (f)	0.38	0.31
1.00	1.20	112,747	0.26	1.20	0.34

1.00	1.69	1,283,273	0.21	3.34	0.24
1.00	3.26	1,053,991	0.21	3.22	0.24
1.00	1.43	836,112	0.21 (f)	1.37	0.26
1.00	0.02	879,357	0.12 (f)	0.02	0.27
1.00	0.35	834,116	0.20 (f)	0.38	0.26
1.00	1.25	1,688,150	0.21	1.24	0.29

1.00	1.50	83,396	0.59	2.96	0.60
1.00	2.87	66,784	0.59	2.85	0.60
1.00	1.07	36,619	0.57 (f)	1.16	0.62
1.00	0.01	24,236	0.13 (f)	0.01	0.63
1.00	0.22	43,853	0.35 (f)	0.16	0.62
1.00	0.87	35,473	0.59	0.84	0.66

1.00	1.58	515,181	0.44	3.10	0.44
1.00	3.02	345,287	0.44	3.00	0.44
1.00	1.20	156,828	0.44 (f)	1.51	0.46
1.00	0.01	37,902	0.13 (f)	0.01	0.47
1.00	0.23	69,237	0.35 (f)	0.28	0.47
1.00	1.01	135,261	0.45	1.00	0.50

1.00	1.27	4,888	1.04	2.51	1.05
1.00	2.41	5,912	1.04	2.36	1.05
1.00	0.75	8,796	0.86 (f)	0.62	1.06
1.00	0.01	19,679	0.13 (f)	0.01	1.06
1.00	0.16	28,684	0.44 (f)	0.21	1.06
1.00	0.41	68,493	1.05 (f)	0.48	1.09
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	149

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan California Municipal Money Market Fund
Agency
Six Months Ended August 31, 2024 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
March 1, 2019 (g) through February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Institutional Class
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
March 1, 2019 (g) through February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Morgan
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 29, 2024	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Premier
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Service
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 29, 2024	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Agency	—	—	— (a)	0.14%	0.04%	—
Institutional Class	—	—	— (a)	0.12%	0.01%	—
Morgan	—	—	0.02%	0.49%	0.31%	—
Premier	—	—	0.01%	0.36%	0.18%	—
Service	—	—	0.21%	0.95%	0.68%	0.01%
(a) Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. Morgan Money Market Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.61%	$31,422	0.26%	3.17%	0.33%
1.00	2.84	29,734	0.26	2.72	0.33
1.00	1.29	78,257	0.26 (f)	1.78	0.32
1.00	0.02	2,527	0.12 (f)	0.01	0.37
1.00	0.23	21,715	0.22 (f)	0.24	0.33
1.00	1.11	24,892	0.26	0.87	0.35

1.00	1.63	163,235	0.21	3.23	0.28
1.00	2.89	225,576	0.21	2.82	0.28
1.00	1.34	183,670	0.21 (f)	1.69	0.28
1.00	0.03	87,260	0.09 (f)	0.02	0.32
1.00	0.25	156,740	0.20 (f)	0.30	0.28
1.00	1.15	287,724	0.21	1.03	0.30

1.00	1.44	4,299	0.59	2.85	0.66
1.00	2.50	8,575	0.59	2.46	0.63
1.00	0.98	8,762	0.57 (f)	1.26	0.68
1.00	0.02	3,744	0.10 (f)	0.01	0.69
1.00	0.17	7,122	0.28 (f)	0.12	0.63
1.00	0.77	2,447	0.59	0.70	0.69

1.00	1.51	125,770	0.45	2.99	0.48
1.00	2.64	138,655	0.45	2.58	0.48
1.00	1.10	181,845	0.44 (f)	1.26	0.49
1.00	0.02	126,122	0.09 (f)	0.01	0.52
1.00	0.19	101,991	0.27 (f)	0.20	0.48
1.00	0.91	233,249	0.45	0.87	0.50

1.00	1.21	3,481	1.05	2.39	1.09
1.00	2.03	4,225	1.05	1.98	1.08
1.00	0.66	6,519	0.84 (f)	0.59	1.09
1.00	0.02	9,622	0.10 (f)	0.01	1.12
1.00	0.12	12,065	0.37 (f)	0.16	1.08
1.00	0.32	28,405	1.05 (f)	0.37	1.10
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	151

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan New York Municipal Money Market Fund
Agency
Six Months Ended August 31, 2024 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
March 1, 2019 (g) through February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Institutional Class
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
March 1, 2019 (g) through February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Morgan
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Premier
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Reserve
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. Morgan Money Market Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.62%	$214,382	0.26%	3.21%	0.28%
1.00	3.16	273,757	0.26	3.10	0.29
1.00	1.40	268,303	0.26 (f)	1.84	0.30
1.00	0.01	50,157	0.12 (f)	0.01	0.32
1.00	0.30	72,812	0.25 (f)	0.44	0.30
1.00	1.15	262,677	0.26	1.06	0.31

1.00	1.65	1,577,691	0.21	3.26	0.23
1.00	3.21	1,580,890	0.21	3.15	0.24
1.00	1.45	1,780,316	0.21	1.85	0.25
1.00	0.03	425,093	0.12 (f)	0.02	0.27
1.00	0.34	532,580	0.21 (f)	0.41	0.25
1.00	1.20	1,625,406	0.21	1.09	0.26

1.00	1.46	49,476	0.59	2.88	0.61
1.00	2.82	53,674	0.59	2.78	0.62
1.00	1.10	50,655	0.55 (f)	1.08	0.63
1.00	0.01	50,015	0.13 (f)	0.01	0.65
1.00	0.23	59,934	0.32 (f)	0.20	0.64
1.00	0.82	62,178	0.59	0.84	0.63

1.00	1.54	352,573	0.43	3.04	0.43
1.00	2.97	410,398	0.44	2.92	0.44
1.00	1.22	492,280	0.44 (f)	1.68	0.45
1.00	0.01	97,415	0.12 (f)	0.01	0.47
1.00	0.25	91,945	0.34 (f)	0.38	0.45
1.00	0.96	742,781	0.45	0.95	0.47

1.00	1.40	2,499	0.69	2.77	0.69
1.00	2.71	1,862	0.70	2.62	0.76
1.00	1.01	1,975	0.64 (f)	1.01	0.71
1.00	0.01	2,142	0.12 (f)	0.01	0.72
1.00	0.21	1,498	0.34 (f)	0.20	0.70
1.00	0.70	1,122	0.70	0.71	0.72
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	153

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan New York Municipal Money Market Fund (continued)
Service
Six Months Ended August 31, 2024 (Unaudited)	$1.00	$0.01	$— (e)	$0.01	$(0.01)	$—	$(0.01)
Year Ended February 29, 2024	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Agency	—	—	— (a)	0.14%	0.01%	—
Institutional Class	—	—	—	0.09%	— (a)	—
Morgan	—	—	0.04%	0.46%	0.27%	—
Premier	—	—	— (a)	0.33%	0.11%	—
Reserve	—	—	0.06%	0.58%	0.35%	—
Service	—	—	0.20%	0.92%	0.63%	0.01%
(a) Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. Morgan Money Market Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.23%	$759	1.04%	2.44%	1.04%
1.00	2.36	965	1.04	2.29	1.04
1.00	0.78	1,846	0.85 (f)	0.71	1.06
1.00	0.01	2,551	0.13 (f)	0.01	1.07
1.00	0.18	3,729	0.41 (f)	0.21	1.11
1.00	0.36	8,363	1.05 (f)	0.45	1.08
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	155

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 12 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Prime Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Institutional Tax Free Money Market Fund	Agency, Capital, IM and Institutional Class	JPM IV	Diversified
JPMorgan Securities Lending Money Market Fund	Agency SL	JPM IV	Diversified
JPMorgan Liquid Assets Money Market Fund	Agency, Capital, E*Trade(1), Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan U.S. Government Money Market Fund	Academy, Agency, Capital, E*Trade(1), Empower, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
JPMorgan U.S. Treasury Plus Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan Federal Money Market Fund	Agency, Institutional Class, Morgan and Premier	JPM I	Diversified
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Tax Free Money Market Fund	Agency, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Municipal Money Market Fund	Agency, E*Trade(1), Institutional Class, Morgan, Premier and Service	JPM II	Diversified
JPMorgan California Municipal Money Market Fund	Agency, E*Trade(1), Institutional Class, Morgan, Premier and Service	JPM I	Diversified
JPMorgan New York Municipal Money Market Fund	Agency, E*Trade(1), Institutional Class, Morgan, Premier, Reserve and Service	JPM I	Diversified

(1)	Liquidated on September 29, 2023.
The investment objective of JPMorgan Prime Money Market Fund (“Prime Money Market Fund”) and JPMorgan Securities Lending Money Market Fund (“Securities Lending Money Market Fund”) is to seek current income while seeking to maintain liquidity and a low volatility of principal.
The investment objective of JPMorgan Institutional Tax Free Money Market Fund (“Institutional Tax Free Money Market Fund”) is to aim to provide current income, while seeking to maintain liquidity and a low volatility of principal.
The investment objective of JPMorgan Liquid Assets Money Market Fund (“Liquid Assets Money Market Fund”) and JPMorgan U.S. Treasury Plus Money Market Fund (“U.S. Treasury Plus Money Market Fund”) is to seek current income with liquidity and stability of principal.
The investment objective of JPMorgan U.S. Government Money Market Fund (“U.S. Government Money Market Fund”) is to seek high current income with liquidity and stability of principal.
The investment objective of JPMorgan Federal Money Market Fund (“Federal Money Market Fund”) is to aim to provide current income while still preserving capital and maintaining liquidity.
The investment objective of JPMorgan 100% U.S. Treasury Securities Money Market Fund (“100% U.S. Treasury Securities Money Market Fund”) is to aim to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.
The investment objective of JPMorgan Tax Free Money Market Fund (“Tax Free Money Market Fund”) is to aim to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.
The investment objective of JPMorgan Municipal Money Market Fund (“Municipal Money Market Fund”) is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

156	J.P. Morgan Money Market Funds	August 31, 2024

The investment objective of JPMorgan California Municipal Money Market Fund (“California Municipal Money Market Fund”) is to aim to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.
The investment objective of JPMorgan New York Municipal Money Market Fund (“New York Municipal Money Market Fund”) is to aim to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.
Liquid Assets Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund seek to qualify as retail money market funds in accordance with criteria established by the Securities and Exchange Commission (“SEC”). Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price.
Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund do not seek to qualify as a retail or government money market fund and transact utilizing a floating net asset value (“NAV”) calculated to four decimal places. Effective September 3, 2024, Securities Lending Money Market Fund intends to qualify as a government money market fund.
U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Federal Money Market Fund and 100% U.S. Treasury Securities Money Market Fund seek to qualify as government money market funds in accordance with criteria established by the SEC. Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price.
Effective as of the close of business on April 27, 2023, all share classes of California Municipal Money Market Fund and New York Municipal Money Market Fund are publicly offered on a limited basis. Investors are not eligible to purchase shares of California Municipal Money Market Fund and New York Municipal Money Market Fund unless they meet certain requirements as described in the Funds' prospectuses.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met, with the exception of the Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund.
The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can generally be expected to vary inversely with changes in prevailing interest rates.Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations.
Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations. This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. This also includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Funds. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
For Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund, fixed income instruments for which market quotations are not readily available are fair valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the

August 31, 2024	J.P. Morgan Money Market Funds	157

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Effective September 3, 2024, securities and other debt instruments held by Securities Lending Money Market Fund shall be valued using the amortized cost method provided that certain conditions are met pursuant to Rule 2a-7 under the 1940 Act.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):
Prime Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$82,269,172	$—	$82,269,172

(a)	Please refer to the SOI for specifics of portfolio holdings.

Institutional Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,963,824	$—	$1,963,824

(a)	Please refer to the SOI for specifics of portfolio holdings.

Securities Lending Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$656,380	$—	$656,380

(a)	Please refer to the SOI for specifics of portfolio holdings.

Liquid Assets Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$67,524,962	$—	$67,524,962

(a)	Please refer to the SOI for specifics of portfolio holdings.

158	J.P. Morgan Money Market Funds	August 31, 2024

U.S. Government Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$264,521,029	$—	$264,521,029

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Treasury Plus Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$39,490,548	$—	$39,490,548

(a)	Please refer to the SOI for specifics of portfolio holdings.

Federal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$7,440,827	$—	$7,440,827

(a)	Please refer to the SOI for specifics of portfolio holdings.

100% U.S. Treasury Securities Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$205,632,385	$—	$205,632,385

(a)	Please refer to the SOI for specifics of portfolio holdings.

Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$10,223,779	$—	$10,223,779

(a)	Please refer to the SOI for specifics of portfolio holdings.

Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,011,001	$—	$2,011,001

(a)	Please refer to the SOI for specifics of portfolio holdings.

August 31, 2024	J.P. Morgan Money Market Funds	159

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
California Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$326,290	$—	$326,290

(a)	Please refer to the SOI for specifics of portfolio holdings.

New York Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,202,884	$—	$2,202,884

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2024, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Repurchase Agreements— Prime Money Market Fund, Institutional Tax Free Money Market Fund, Securities Lending Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund and New York Municipal Money Market Fund may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, or in segregated accounts maintained by an unaffiliated third-party custodian. Securities Lending Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund or their affiliates may transfer uninvested cash into joint accounts, which are utilized by multiple accounts or funds managed by the Adviser or its affiliates, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties and collateral (collateral may also be held overnight in segregated custodial sub-accounts established in the name of each participating Fund).
The Funds' repurchase agreements are not subject to master netting arrangements.
D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2024, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2024 are detailed on the SOIs, if any.

160	J.P. Morgan Money Market Funds	August 31, 2024

E. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
F. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended August 31, 2024 are as follows:
	Prime Money Market Fund	Institutional Tax Free Money Market Fund	Securities Lending Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund	California Municipal Money Market Fund	New York Municipal Money Market Fund
Academy	$22	n/a	n/a	n/a	$54	$5	n/a	$1	n/a	n/a	n/a	n/a
Agency	41	$14	n/a	$28	106	19	$5	96	$4	$1	$— (a)	$2
Agency SL	n/a	n/a	$24	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Capital	292	15	n/a	97	890	114	n/a	627	n/a	n/a	n/a	n/a
Empower	14	n/a	n/a	n/a	64	1	n/a	8	n/a	n/a	n/a	n/a
IM	103	19	n/a	n/a	55	— (a)	n/a	1	n/a	n/a	n/a	n/a
Institutional Class	151	15	n/a	75	275	83	32	372	55	9	2	10
Investor	n/a	n/a	n/a	— (a)	13	— (a)	n/a	n/a	n/a	n/a	n/a	n/a
Morgan	114	n/a	n/a	104	106	41	12	88	5	3	2	9
Premier	42	n/a	n/a	171	104	35	15	118	10	2	2	4
Reserve	14	n/a	n/a	1	14	7	n/a	9	4	n/a	n/a	— (a)
Service	n/a	n/a	n/a	n/a	2	n/a	n/a	n/a	n/a	— (a)	— (a)	— (a)
Total	$793	$63	$24	$476	$1,683	$305	$64	$1,320	$78	$15	$6	$25

(a)	Amount rounds to less than one thousand.

August 31, 2024	J.P. Morgan Money Market Funds	161

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
G. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
H. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
I. Recent Accounting Pronouncement — In July 2023, the SEC adopted changes to the rules that govern money market funds (the "Amendments"). Among other things, these Amendments: (1) remove the discretion of an institutional or retail money market fund to impose a “redemption gate” that temporarily restricts redemptions when the fund’s portfolio liquidity falls below the required minimum; (2) remove the discretion of an institutional or retail money market fund to impose a “liquidity fee” when the fund’s portfolio liquidity falls below the required minimum, while preserving the discretion to impose the fee when it is in the best interests of the fund to do so (without regard to the fund’s portfolio liquidity level); (3) require an institutional money market fund to impose a mandatory liquidity fee when the fund’s net redemptions exceed certain levels (unless the fee is de minimis); and (4) increase the required minimum levels of daily and weekly liquid assets for all money market funds. The Amendments became effective on October 2, 2023 with tiered compliance dates, the last being October 2, 2024. Management is currently evaluating the Amendments and its impacts to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.08% of each Fund’s respective average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.07% of the first $150 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement, plus 0.05% of the average daily net assets between $150 billion and $300 billion, plus 0.03% of the average daily net assets between $300 billion and $400 billion, plus 0.01% of the average daily net assets in excess of $400 billion. For the six months ended August 31, 2024, the effective annualized rate was 0.04% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in  Note 3.F.
JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Morgan, Reserve and Service Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Academy, Agency, Agency SL, Capital, Empower, IM, Institutional Class, Investor and Premier Shares of the Funds do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Morgan	Reserve	Service
Prime Money Market Fund	n/a	0.25%	n/a
Liquid Assets Money Market Fund	0.10%	0.25	n/a
U.S. Government Money Market Fund	0.10	0.25	0.60%
U.S. Treasury Plus Money Market Fund	0.10	0.25	n/a
Federal Money Market Fund	0.10	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.10	0.25	n/a
Tax Free Money Market Fund	0.10	0.25	n/a
Municipal Money Market Fund	0.10	n/a	0.60

162	J.P. Morgan Money Market Funds	August 31, 2024

	Morgan	Reserve	Service
California Municipal Money Market Fund	0.10%	n/a	0.60%
New York Municipal Money Market Fund	0.10	0.25%	0.60
JPMDS waived distribution fees as outlined in Note 3.F.
In addition, JPMDS is entitled to receive the CDSC from redemptions of Morgan and Reserve Shares. For the six months ended August 31, 2024, JPMDS retained the following:
	Front-End Sales Charge	CDSC
U.S. Government Money Market Fund	$—	$— (a)
100% U.S. Treasury Securities Money Market Fund	—	— (a)

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Agency SL and IM Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Academy	Agency	Capital	Empower	Institutional Class	Investor
Prime Money Market Fund	0.05%	0.15%	0.05%	0.05%	0.10%	n/a
Institutional Tax Free Money Market Fund	n/a	0.15	0.05	n/a	0.10	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.15	0.05	n/a	0.10	0.35%
U.S. Government Money Market Fund	0.05	0.15	0.05	0.05	0.10	0.35
U.S. Treasury Plus Money Market Fund	0.05	0.15	0.05	0.05	0.10	0.35
Federal Money Market Fund	n/a	0.15	n/a	n/a	0.10	n/a
100% U.S. Treasury Securities Money Market Fund	0.05	0.15	0.05	0.05	0.10	n/a
Tax Free Money Market Fund	n/a	0.15	n/a	n/a	0.10	n/a
Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.10	n/a
California Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.10	n/a
New York Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.10	n/a

	Morgan	Premier	Reserve	Service
Prime Money Market Fund	0.35%	0.30%	0.30%	n/a
Institutional Tax Free Money Market Fund	n/a	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	0.35	0.30	0.30	n/a
U.S. Government Money Market Fund	0.35	0.30	0.30	0.30%
U.S. Treasury Plus Money Market Fund	0.35	0.30	0.30	n/a
Federal Money Market Fund	0.35	0.30	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.35	0.30	0.30	n/a
Tax Free Money Market Fund	0.35	0.30	0.30	n/a
Municipal Money Market Fund	0.35	0.30	n/a	0.30
California Municipal Money Market Fund	0.35	0.30	n/a	0.30
New York Municipal Money Market Fund	0.35	0.30	0.30	0.30

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.

August 31, 2024	J.P. Morgan Money Market Funds	163

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements— The Adviser, Administrator and JPMDS have contractually agreed to waive fees and/or reimburse the Funds except IM Shares of Prime Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund and 100% U.S. Treasury Securities Money Market Fund, to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Academy	Agency	Agency SL	Capital	Empower
Prime Money Market Fund	0.18%	0.26%	n/a	0.18%	0.18%
Institutional Tax Free Money Market Fund	n/a	0.26	n/a	0.18	n/a
Securities Lending Money Market Fund	n/a	n/a	0.06%	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.26	n/a	0.18	n/a
U.S. Government Money Market Fund	0.18	0.26	n/a	0.18	0.18
U.S. Treasury Plus Money Market Fund	0.18	0.26	n/a	0.18	0.18
Federal Money Market Fund	n/a	0.26	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.18	0.26	n/a	0.18	0.18
Tax Free Money Market Fund	n/a	0.26	n/a	n/a	n/a
Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a
California Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a
New York Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a

	IM	Institutional	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.21%	n/a	0.52%	0.45%	0.70%	n/a
Institutional Tax Free Money Market Fund	0.16%	0.21	n/a	n/a	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.21	0.51%	0.59	0.45	0.70	n/a
U.S. Government Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05%
U.S. Treasury Plus Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	n/a
Federal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Tax Free Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	1.05
California Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	1.05
New York Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	1.05

The expense limitation agreements were in effect for the six months ended August 31, 2024 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2025. In addition, the Funds’ service providers have voluntarily waived fees during the six months ended August 31, 2024. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

164	J.P. Morgan Money Market Funds	August 31, 2024

For the six months ended August 31, 2024, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Prime Money Market Fund	$12	$—	$1,312	$1,324	$9
Institutional Tax Free Money Market Fund	—	—	120	120	—
Securities Lending Money Market Fund	375	248	—	623	—
Liquid Assets Money Market Fund	9	—	1,508	1,517	—
U.S. Government Money Market Fund	37	—	3,073	3,110	—
U.S. Treasury Plus Money Market Fund	6	—	912	918	—
Federal Money Market Fund	—	—	430	430	—
100% U.S. Treasury Securities Money Market Fund	26	—	3,575	3,601	—
Tax Free Money Market Fund	—	—	659	659	—
Municipal Money Market Fund	— (a)	—	213	213	—
California Municipal Money Market Fund	37	25	52	114	—
New York Municipal Money Market Fund	—	—	218	218	—

(a)	Amount rounds to less than one thousand.
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2024 were as follows:

Liquid Assets Money Market Fund	$— (a)
Federal Money Market Fund	— (a)
100% U.S. Treasury Securities Money Market Fund	— (a)

(a)	Amount rounds to less than one thousand.
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
Certain Funds earn interest on certain uninvested cash balances held at the custodian, which is included in the Interest income from affiliates on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended August 31, 2024, California Municipal Money Market Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
The Funds are permitted to effect purchase and sale transactions with affiliated Funds under procedures adopted by the Boards. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 under the 1940 Act. Further,

August 31, 2024	J.P. Morgan Money Market Funds	165

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2024, the Funds below engaged in such transactions in the following amounts:
	Purchases	Sales	Realized Gain (Loss)
Institutional Tax Free Money Market Fund	$703,682	$521,017	$—
Securities Lending Money Market Fund	—	7,018	—
Tax Free Money Market Fund	711,081	475,800	—
Municipal Money Market Fund	245,224	530,719	—
California Municipal Money Market Fund	106,629	132,556	—
New York Municipal Money Market Fund	275,843	375,349	—
4. Class-Specific Expenses
The Funds' class specific gross expenses for the six months ended August 31, 2024 were as follows:
	Distribution	Service
Prime Money Market Fund
Academy	$—	$237
Agency	—	2,252
Capital	—	9,716
Empower	—	129
Institutional Class	—	9,432
Morgan	—	6,784
Premier	—	4,387
Reserve	4	5
	$4	$32,942
Institutional Tax Free Money Market Fund
Agency	$—	$71
Capital	—	116
Institutional Class	—	175
	$—	$362
Liquid Assets Money Market Fund
Agency	$—	$2,821
Capital	—	3,862
Institutional Class	—	5,132
Investor	—	15
Morgan	3,914	13,698
Premier	—	41,482
Reserve	21	25
	$3,935	$67,035
U.S. Government Money Market Fund
Academy	$—	$1,732
Agency	—	10,605
Capital	—	38,145
Empower	—	2,100
Institutional Class	—	20,120
Investor	—	3,586
Morgan	5,072	17,756
Premier	—	21,676
Reserve	1,699	2,039
Service	723	362
	$7,494	$118,121

166	J.P. Morgan Money Market Funds	August 31, 2024

	Distribution	Service
U.S. Treasury Plus Money Market Fund
Academy	$—	$349
Agency	—	1,980
Capital	—	3,973
Empower	—	15
Institutional Class	—	5,480
Investor	—	25
Morgan	2,013	7,046
Premier	—	7,449
Reserve	971	1,165
	$2,984	$27,482
Federal Money Market Fund
Agency	$—	$490
Institutional Class	—	2,207
Morgan	157	549
Premier	—	2,998
	$157	$6,244
100% U.S. Treasury Securities Money Market Fund
Academy	$—	$37
Agency	—	10,794
Capital	—	24,061
Empower	—	271
Institutional Class	—	27,824
Morgan	2,839	9,939
Premier	—	25,928
Reserve	1,679	2,014
	$4,518	$100,868
Tax Free Money Market Fund
Agency	$—	$373
Institutional Class	—	4,016
Morgan	38	133
Premier	—	1,906
Reserve	747	896
	$785	$7,324
Municipal Money Market Fund
Agency	$—	$113
Institutional Class	—	636
Morgan	39	136
Premier	—	663
Service	16	8
	$55	$1,556
California Municipal Money Market Fund
Agency	$—	$22
Institutional Class	—	115
Morgan	4	14
Premier	—	201
Service	12	6
	$16	$358

August 31, 2024	J.P. Morgan Money Market Funds	167

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
	Distribution	Service
New York Municipal Money Market Fund
Agency	$—	$192
Institutional Class	—	849
Morgan	26	92
Premier	—	587
Reserve	3	3
Service	2	1
	$31	$1,724
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated tax cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2024 equals their book cost and unrealized appreciation (depreciation) in value of investments.
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Prime Money Market Fund	$82,251,951	$21,298	$4,077	$17,221
Securities Lending Money Market Fund	656,361	74	55	19
Estimated tax cost and unrealized appreciation (depreciation) in value of investments for the Funds equals their book cost and unrealized appreciation (depreciation) in value of investments.
At February 29, 2024, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Prime Money Market Fund	$6,181	$—
Securities Lending Money Market Fund	115	—
Liquid Assets Money Market Fund	27	—
U.S. Government Money Market Fund	72,182	1,088
U.S. Treasury Plus Money Market Fund	2,878	121
100% U.S. Treasury Securities Money Market Fund	5,540	—
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 29, 2024, the Funds deferred to March 1, 2024 the following net capital losses (gains) of:
Net Capital Losses (Gains)
Short-Term
Prime Money Market Fund	$27
Liquid Assets Money Market Fund	14

168	J.P. Morgan Money Market Funds	August 31, 2024

During the year ended February 29, 2024, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Liquid Assets Money Market Fund	$11	$—
U.S. Government Money Market Fund	—	71
U.S. Treasury Plus Money Market Fund	569	—
Federal Money Market Fund	73	— (a)
100% U.S. Treasury Securities Money Market Fund	3,922	—

(a)	Amount rounds to less than one thousand.
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
As of August 31, 2024, the Funds had no borrowings outstanding from another fund or loans outstanding to another fund. Average loans made to another fund under the Facility for the six months ended August 31, 2024, were as follows:
	Average Loans	Number of Days Outstanding	Interest Earned
Liquid Assets Money Market Fund	$22,043	57	$130
Interest earned as a result of lending money to another fund for the six months ended August 31, 2024, if any, is included in Income from interfund lending (net) on the Statements of Operations.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 29, 2024.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2024.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

August 31, 2024	J.P. Morgan Money Market Funds	169

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
As of August 31, 2024, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Prime Money Market Fund	—	— %	1	57.5%
Institutional Tax Free Money Market Fund	1	90.3	—	—
Securities Lending Money Market Fund	—	—	1	100.0
Liquid Assets Money Market Fund	2	52.3	2	44.2
U.S. Government Money Market Fund	1	37.9	—	—
U.S. Treasury Plus Money Market Fund	1	41.6	1	10.3
Federal Money Market Fund	1	51.5	1	17.2
100% U.S. Treasury Securities Money Market Fund	1	59.0	—	—
Tax Free Money Market Fund	1	51.5	1	34.5
Municipal Money Market Fund	2	76.6	1	14.9
California Municipal Money Market Fund	1	66.3	1	11.6
New York Municipal Money Market Fund	1	94.5	—	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will fail to make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Municipal Money Market Fund and New York Municipal Money Market Fund primarily invest in issuers in the states of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.
The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.
The Funds are subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions, may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental

170	J.P. Morgan Money Market Funds	August 31, 2024

laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of August 31, 2024, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
	Prime Money Market Fund	Securities Lending Money Market Fund	Liquid Assets Money Market Fund
Canada	— %	10.7%	— %
France	12.2	10.7	11.1

August 31, 2024	J.P. Morgan Money Market Funds	171

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its portfolio holdings with the SEC each month on Form N-MFP. The Funds’ Form N-MFP reports are available on the SEC’s website at http://www.sec.gov. Each Fund’s monthly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. August 2024.
SAN-MMKT-824

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 25-26, 2024 and August 20-22, 2024, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) (the “1940 Act”) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 22, 2024.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar, Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the
Funds and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. The Trustees also considered information provided with respect to the amount of time and resources the Adviser dedicated to ensuring the Funds comply with amendments to Rule 2a-7 under the 1940 Act as approved by the Securities and Exchange Commission. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; andThe Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints or revise the breakpoints on the administration fee schedule. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased, no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees further noted that the Adviser and JPMDS had previously implemented additional voluntary waivers in connection with a low interest rate environment. In addition, the Trustees noted that, for each of the U.S. Government Money Market Fund and 100% U.S. Treasury Securities Money Market Fund, the Adviser made a commitment to waive 0.01% of its fee on assets in excess of

$250 billion and $200 billion, respectively, for two years effective November 1, 2024. The Trustees informed management that they would continue to analyze potential economies of scale as the Funds increase in assets. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser’s and JPMDS’s ongoing investments in their business in support of the Funds, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees also noted that the Adviser expects to make significant near-term investments to support the Funds in response to regulatory initiatives and industry developments that specifically impact the Funds’ operations. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of a Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Funds’ shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Municipal Money Market Fund, had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Groups for the Funds’ Premier share class, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and preparation for, the June meeting. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative share classes to assist the Trustees in their review. As part of this review, the Trustees also considered the performance information provided for the Funds at regular Board meetings by the Adviser. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative share classes are summarized below:
The Trustees noted that the Prime Money Market Fund’s performance for the Institutional shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the Institutional Tax Free Money Market Fund’s performance for the Institutional shares was in the second, second and third quintiles of the Universe for the one-, three and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser, including the adoption of a non-fundamental policy to ordinarily invest, under normal circumstances, 100% of its total assets in weekly liquid assets (as defined under Rule 2a-7), and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Securities Lending Money Market Fund’s performance for the Agency SL shares was in the first quintile of the Universe for each of the one-, three and five-year periods ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser, including the conversion of the Fund to qualify as a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, effective September 3, 2024, and, based upon this discussion and various other factors, the Trustees concluded that the performance was satisfactory.
The Trustees noted that the Liquid Assets Money Market Fund’s performance for the Institutional shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees noted that the performance for the Premier shares was in the third quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the U.S. Government Money Market Fund’s performance for the Institutional shares was in the second quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the U.S. Treasury Plus Money Market Fund’s performance for the Institutional shares was in the second quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees noted that the performance for the Premier shares was in the third quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the Federal Money Market Fund’s performance for the Institutional shares was in the second quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three-, and five-year periods ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s performance for the Institutional shares was in the third, third and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the Tax Free Money Market Fund’s performance for the Institutional shares was in the second, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Municipal Money Market Fund’s performance for the Institutional shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the California Municipal Money Market Fund’s performance for the Institutional shares was in the fourth quintile of the Universe for both the one- and three-year periods ended December 31, 2023. The Trustees noted that the performance for the Premier shares was in the fifth, fifth and fourth quintiles of the Universe for the one-, three- and five- year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the New York Municipal Money Market Fund’s performance for the Institutional shares was in the second and first quintiles of the Universe for the one- and three-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative share classes are summarized below:
The Trustees noted that the Prime Money Market Fund’s net advisory fee for the Institutional shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Institutional shares were in the fourth and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Premier shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Premier shares were in the fourth quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Institutional Tax Free Money Market Fund’s net advisory fee and actual total expenses for the Institutional shares were in the fourth and third quintiles, respectively, of the Universe. Broadridge did not calculate quintile rankings of the Peer Group due to the limited number of funds in the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Securities Lending Money Market Fund’s net advisory fee and actual total expenses for the Agency SL shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and the services that will be provided to the Fund following its conversion to a government money market fund.
The Trustees noted that the Liquid Assets Money Market Fund’s net advisory fee for the Institutional shares was in the third and first quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Institutional shares were in the fifth and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Premier shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for the Premier shares were in the third quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Government Money Market Fund’s net advisory fee for the Institutional shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Institutional shares were in the fourth and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Premier shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Premier shares were in the fifth and fourth quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, including, as noted above, the Adviser’s commitment to waive 0.01% of its fee on assets in excess of $250 billion for two years effective November 1, 2024, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Treasury Plus Money Market Fund’s net advisory fee for the Institutional shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for the Institutional shares were in the fourth and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Premier shares was in the second and first quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Premier shares were in the fourth and third quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Federal Money Market Fund’s net advisory fee for the Institutional shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for the Institutional shares were in the fifth and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Premier shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for the Premier shares were in the fourth quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s net advisory fee for the Institutional shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for the Institutional shares were in the fourth and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Premier shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for the Premier shares were in the fifth and fourth quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, including, as noted above, the Adviser’s commitment to waive 0.01% of its fee on assets in excess of $200 billion for two years effective November 1, 2024, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Tax Free Money Market Fund’s net advisory fee for the Institutional shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for the Institutional shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Premier shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for the Premier shares were in the fourth quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Municipal Money Market Fund’s net advisory fee for the Institutional shares was in the second and first quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Institutional shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Premier shares was in the second and first quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Premier shares were in the fifth and fourth quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the California Municipal Money Market Fund’s net advisory fee and actual total expenses for the Institutional shares were in the first and third quintiles of the Universe, respectively. The Trusteed noted that the net advisory fee and actual total expenses for the Premier shares were in the first and fifth quintiles of the Universe, respectively. Broadridge did not calculate quintile rankings of the Peer Groups due to the limited number of funds in the Peer Groups. After considering the factors identified above, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the New York Municipal Money Market Fund’s net advisory fee and actual total expenses for the Institutional shares were in the third quintile of the Universe. The Trusteed noted that the net advisory fee and actual total expenses for the Premier shares were in the third and fifth quintiles of the Universe, respectively. Broadridge did not calculate quintile rankings of the Peer Groups due to the limited number of funds in the Peer Groups. After considering the factors identified above, the Trustees concluded that the advisory was fair and reasonable in light of the services provided to the Fund.

Semi-Annual Report
J.P. Morgan Income Funds
August 31, 2024 (Unaudited)
JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Floating Rate Income Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Fund
JPMorgan Income Fund
JPMorgan Mortgage-Backed Securities Fund
JPMorgan Short Duration Bond Fund
JPMorgan Short Duration Core Plus Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 25.2%
Aerospace & Defense — 0.6%
Airbus SE (France) 3.95%, 4/10/2047 (a)	1,046	891
BAE Systems Holdings, Inc. (United Kingdom) 3.80%, 10/7/2024 (a)	5,000	4,991
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (a)	14,745	12,416
5.80%, 10/11/2041 (a)	2,500	2,616
3.00%, 9/15/2050 (a)	5,645	3,835
Boeing Co. (The)
4.88%, 5/1/2025	9,325	9,286
2.75%, 2/1/2026	10,982	10,617
2.20%, 2/4/2026	22,360	21,425
3.10%, 5/1/2026	9,560	9,246
5.04%, 5/1/2027	9,155	9,167
5.15%, 5/1/2030	14,590	14,553
6.39%, 5/1/2031 (a)	11,580	12,198
3.60%, 5/1/2034	5,076	4,323
6.53%, 5/1/2034 (a)	19,270	20,409
5.71%, 5/1/2040	12,565	12,213
5.81%, 5/1/2050	14,000	13,214
L3Harris Technologies, Inc.
5.25%, 6/1/2031	22,080	22,720
5.40%, 7/31/2033	11,863	12,229
4.85%, 4/27/2035	1,918	1,896
Leidos, Inc.
2.30%, 2/15/2031	8,020	6,859
5.75%, 3/15/2033	8,600	8,942
Northrop Grumman Corp. 5.15%, 5/1/2040	13,000	12,908
RTX Corp.
5.15%, 2/27/2033	11,955	12,257
4.50%, 6/1/2042	13,927	12,605
4.15%, 5/15/2045	7,861	6,665
3.75%, 11/1/2046	7,060	5,602
4.35%, 4/15/2047	4,020	3,479
2.82%, 9/1/2051	10,000	6,454
3.03%, 3/15/2052	3,840	2,587
6.40%, 3/15/2054	5,495	6,307
		282,910
Automobile Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	3,330	2,825
Automobiles — 0.2%
Hyundai Capital America
1.80%, 10/15/2025 (a)	8,870	8,575
1.30%, 1/8/2026 (a)	7,365	7,021
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Automobiles — continued
1.50%, 6/15/2026 (a)	17,530	16,546
2.38%, 10/15/2027 (a)	9,020	8,434
1.80%, 1/10/2028 (a)	12,950	11,776
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (a)	12,937	11,020
Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (a)	6,615	6,010
		69,382
Banks — 7.0%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (a) (b)	33,300	33,840
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (b)	17,700	18,215
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (b)	15,800	14,381
AIB Group plc (Ireland)
(SOFR + 3.46%), 7.58%, 10/14/2026 (a) (b)	21,112	21,692
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (b)	7,745	8,211
(SOFR + 1.91%), 5.87%, 3/28/2035 (a) (b)	20,860	21,578
ANZ New Zealand Int'l Ltd. (New Zealand)
3.45%, 1/21/2028 (a)	2,000	1,932
5.36%, 8/14/2028 (a)	20,760	21,402
2.55%, 2/13/2030 (a)	3,050	2,769
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (a) (c)	1,834	1,818
Banco Santander SA (Spain)
5.15%, 8/18/2025	3,600	3,602
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	6,400	6,006
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.37%, 7/15/2028 (b)	23,400	23,784
5.59%, 8/8/2028	49,600	51,290
5.44%, 7/15/2031	17,400	17,921
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.07%), 3.37%, 1/23/2026 (b)	5,215	5,172
4.25%, 10/22/2026	6,055	6,024
(SOFR + 1.29%), 5.08%, 1/20/2027 (b)	21,849	21,943
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (b)	6,250	5,967
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	1

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 0.96%), 1.73%, 7/22/2027 (b)	9,615	9,121
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (b)	10,025	9,799
(SOFR + 1.58%), 4.38%, 4/27/2028 (b)	26,190	26,051
(3-MONTH CME TERM SOFR + 1.63%), 3.59%, 7/21/2028 (b)	29,628	28,852
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (b)	49,969	48,180
(3-MONTH CME TERM SOFR + 1.33%), 3.97%, 3/5/2029 (b)	7,135	6,988
(SOFR + 1.63%), 5.20%, 4/25/2029 (b)	34,400	35,141
(SOFR + 1.06%), 2.09%, 6/14/2029 (b)	19,095	17,481
(SOFR + 1.57%), 5.82%, 9/15/2029 (b)	53,000	55,358
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	22,915	20,128
(SOFR + 1.21%), 2.57%, 10/20/2032 (b)	19,870	17,187
(SOFR + 1.91%), 5.29%, 4/25/2034 (b)	35,000	35,897
(SOFR + 1.84%), 5.87%, 9/15/2034 (b)	28,820	30,630
(SOFR + 1.65%), 5.47%, 1/23/2035 (b)	22,540	23,330
(SOFR + 1.91%), 5.43%, 8/15/2035 (b)	21,661	21,708
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	54,117	39,552
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (b)	20,245	20,485
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (b)	34,388	32,474
(SOFR + 1.62%), 5.60%, 3/20/2030 (a) (b)	33,280	34,081
Bank of Montreal (Canada) 5.30%, 6/5/2026	11,390	11,545
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (a)	16,360	16,779
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	26,370	26,780
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (a)	23,810	22,385
5.79%, 7/13/2028 (a)	24,190	25,200
Barclays plc (United Kingdom)
(SOFR + 2.21%), 5.83%, 5/9/2027 (b)	8,500	8,620
(SOFR + 1.88%), 6.50%, 9/13/2027 (b)	52,040	53,765
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (b)	10,428	8,990
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (b)	12,126	11,846
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (b)	4,819	4,587
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (a) (b)	2,500	2,558
(SOFR + 1.52%), 5.18%, 1/9/2030 (a) (b)	20,560	20,911
(SOFR + 1.59%), 5.50%, 5/20/2030 (a) (b)	13,575	13,931
(SOFR + 1.56%), 3.13%, 1/20/2033 (a) (b)	12,958	11,371
(SOFR + 1.87%), 5.89%, 12/5/2034 (a) (b)	34,055	36,149
(SOFR + 1.88%), 5.74%, 2/20/2035 (a) (b)	25,445	26,469
BPCE SA (France)
1.00%, 1/20/2026 (a)	20,500	19,509
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	11,406	10,981
3.38%, 12/2/2026	4,230	4,135
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (b)	17,265	17,482
4.75%, 7/19/2027 (a)	2,915	2,929
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (b)	23,410	24,181
5.28%, 5/30/2029 (a)	9,560	9,767
(SOFR + 2.27%), 6.71%, 10/19/2029 (a) (b)	29,400	31,136
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.96%), 5.72%, 1/18/2030 (a) (b)	11,526	11,808
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (b)	15,245	12,724
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (b)	21,875	24,207
(SOFR + 1.85%), 5.94%, 5/30/2035 (a) (b)	11,880	12,268
CaixaBank SA (Spain) (SOFR + 2.08%), 6.68%, 9/13/2027 (a) (b)	26,140	27,072
Canadian Imperial Bank of Commerce (Canada)
5.99%, 10/3/2028	3,200	3,371
3.60%, 4/7/2032	8,000	7,373
Citibank NA 5.57%, 4/30/2034	16,205	17,021
Citigroup, Inc.
4.40%, 6/10/2025	13,411	13,337
4.30%, 11/20/2026	6,200	6,161
4.45%, 9/29/2027	1,491	1,484
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (b)	12,240	12,042
6.63%, 1/15/2028	3,363	3,594
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (b)	41,323	40,292
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (b)	11,100	10,761
(3-MONTH CME TERM SOFR + 1.45%), 4.08%, 4/23/2029 (b)	6,399	6,294
(SOFR + 1.18%), 2.52%, 11/3/2032 (b)	17,190	14,688
(SOFR + 1.35%), 3.06%, 1/25/2033 (b)	3,330	2,930
(SOFR + 2.34%), 6.27%, 11/17/2033 (b)	50,000	54,168
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.45%), 5.45%, 6/11/2035 (b)	31,800	32,681
(SOFR + 1.38%), 2.90%, 11/3/2042 (b)	1,901	1,383
Cooperatieve Rabobank UA (Netherlands)
4.38%, 8/4/2025	7,101	7,050
3.75%, 7/21/2026	8,564	8,381
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (b)	12,800	12,475
Credit Agricole SA (France)
4.38%, 3/17/2025 (a)	4,405	4,376
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	15,810	15,409
5.59%, 7/5/2026 (a)	12,885	13,105
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (b)	8,688	8,258
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (b)	13,890	14,625
(SOFR + 1.69%), 5.34%, 1/10/2030 (a) (b)	28,420	28,978
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.98%, 9/10/2025 (a) (b)	8,979	8,971
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.43%, 3/1/2028 (a) (b)	15,845	16,145
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (b)	29,115	30,041
Discover Bank 4.25%, 3/13/2026	8,109	8,034
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (a) (b)	22,075	20,424
Federation des Caisses Desjardins du Quebec (Canada) 5.25%, 4/26/2029 (a)	21,595	22,067
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (b)	8,401	8,631
HSBC Holdings plc (United Kingdom)
(SOFR + 1.54%), 1.65%, 4/18/2026 (b)	2,400	2,345
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (b)	4,932	4,895
(3-MONTH CME TERM SOFR + 1.81%), 4.04%, 3/13/2028 (b)	17,888	17,574
(SOFR + 1.73%), 2.01%, 9/22/2028 (b)	25,865	23,876
(SOFR + 1.29%), 2.21%, 8/17/2029 (b)	13,465	12,213
(SOFR + 1.95%), 2.36%, 8/18/2031 (b)	20,470	17,791
(SOFR + 1.52%), 5.73%, 5/17/2032 (b)	12,000	12,455
(SOFR + 1.41%), 2.87%, 11/22/2032 (b)	13,085	11,374
(SOFR + 2.65%), 6.33%, 3/9/2044 (b)	3,840	4,202
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
ING Groep NV (Netherlands)
3.95%, 3/29/2027	2,572	2,535
(SOFR + 1.01%), 1.73%, 4/1/2027 (b)	8,840	8,428
(SOFR + 1.56%), 6.08%, 9/11/2027 (b)	7,083	7,272
(SOFR + 2.09%), 6.11%, 9/11/2034 (b)	13,270	14,198
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.32%, 9/21/2034 (a) (b)	36,960	39,663
KeyCorp (SOFRINDX + 2.06%), 4.79%, 6/1/2033 (b)	3,780	3,643
Lloyds Banking Group plc (United Kingdom)
4.58%, 12/10/2025	4,700	4,664
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (b)	15,180	15,039
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (b)	12,150	11,519
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (b)	17,805	18,095
4.38%, 3/22/2028	6,745	6,692
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (b)	19,370	20,018
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (b)	17,660	16,668
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.64%, 10/13/2027 (b)	14,590	13,718
2.05%, 7/17/2030	23,420	20,293
3.75%, 7/18/2039	10,875	9,517
Mizuho Financial Group, Inc. (Japan)
(3-MONTH CME TERM SOFR + 1.09%), 2.23%, 5/25/2026 (b)	13,350	13,075
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (b)	16,739	15,790
3.17%, 9/11/2027	4,000	3,850
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (b)	20,000	20,782
(3-MONTH CME TERM SOFR + 1.57%), 2.87%, 9/13/2030 (b)	11,274	10,311
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	3

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.74%, 5/27/2031 (b)	26,000	27,163
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.75%, 7/6/2034 (b)	15,000	15,755
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	11,867	11,866
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (b)	8,000	8,215
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (b)	8,560	8,684
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (b)	29,653	29,733
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.81%, 9/13/2029 (b)	4,480	4,656
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (b)	14,835	15,006
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (b)	25,946	25,568
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (b)	41,515	43,370
NatWest Markets plc (United Kingdom)
1.60%, 9/29/2026 (a)	31,620	29,693
5.41%, 5/17/2029 (a)	20,945	21,587
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (a)	16,730	17,104
Santander Holdings USA, Inc.
(SOFR + 2.50%), 6.17%, 1/9/2030 (b)	29,735	30,816
(SOFR + 2.14%), 6.34%, 5/31/2035 (b)	14,000	14,517
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (b)	35,774	36,476
(SOFR + 0.99%), 1.67%, 6/14/2027 (b)	14,830	14,002
(SOFR + 2.60%), 6.53%, 1/10/2029 (b)	45,000	47,175
Societe Generale SA (France)
4.25%, 4/14/2025 (a)	20,735	20,531
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.23%, 1/21/2026 (a) (b)	5,000	4,936
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (b)	8,995	8,569
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (b)	20,000	20,295
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (b)	7,650	7,210
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (a) (b)	20,000	20,702
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (a) (b)	36,200	36,824
3.00%, 1/22/2030 (a)	6,844	6,168
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a) (b)	31,110	26,471
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (a) (b)	16,372	16,974
Standard Chartered plc (United Kingdom)
(3-MONTH SOFR + 1.21%), 2.82%, 1/30/2026 (a) (b)	9,000	8,901
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (b)	30,497	29,008
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (a) (b)	23,375	23,900
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (b)	24,370	24,846
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (a) (b)	60,986	63,139
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.01%, 10/19/2026	2,517	2,439
5.52%, 1/13/2028	23,065	23,761
5.72%, 9/14/2028	34,240	35,663
3.04%, 7/16/2029	25,422	23,674
5.71%, 1/13/2030	23,065	24,182
Toronto-Dominion Bank (The) (Canada) 5.52%, 7/17/2028	15,305	15,858
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (b)	27,075	27,633
(SOFR + 2.45%), 7.16%, 10/30/2029 (b)	20,190	21,938
(SOFR + 1.85%), 5.12%, 1/26/2034 (b)	12,630	12,562
(SOFR + 2.36%), 5.87%, 6/8/2034 (b)	10,000	10,449
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.92%), 5.71%, 1/24/2035 (b)	10,759	11,143
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (a) (b)	14,000	13,619
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)	10,885	10,340
US Bancorp (SOFR + 1.86%), 5.68%, 1/23/2035 (b)	12,600	13,107
Wells Fargo & Co.
4.30%, 7/22/2027	2,925	2,914
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	48,610	50,196
(SOFR + 1.79%), 6.30%, 10/23/2029 (b)	46,180	48,986
(SOFR + 1.50%), 5.20%, 1/23/2030 (b)	22,315	22,776
(SOFR + 1.99%), 5.56%, 7/25/2034 (b)	16,715	17,250
(SOFR + 2.06%), 6.49%, 10/23/2034 (b)	30,225	33,286
(SOFR + 1.78%), 5.50%, 1/23/2035 (b)	30,485	31,459
(SOFR + 2.53%), 3.07%, 4/30/2041 (b)	11,119	8,499
(SOFR + 2.13%), 4.61%, 4/25/2053 (b)	2,800	2,536
		3,331,250
Beverages — 0.3%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	21,807	21,539
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	1,460	1,364
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.38%, 4/15/2038	13,419	12,719
4.44%, 10/6/2048	28,858	25,812
5.80%, 1/23/2059	605	664
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	5,933	5,426
1.85%, 9/1/2032	11,205	9,104
Constellation Brands, Inc.
4.75%, 5/9/2032	5,000	4,981
4.50%, 5/9/2047	3,680	3,214
5.25%, 11/15/2048	3,091	2,998
Keurig Dr. Pepper, Inc. 3.20%, 5/1/2030	13,500	12,583
Molson Coors Beverage Co. 4.20%, 7/15/2046	20,196	16,930
		117,334
Biotechnology — 0.4%
AbbVie, Inc.
5.05%, 3/15/2034	10,770	11,098
4.55%, 3/15/2035	3,881	3,829
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Biotechnology — continued
4.50%, 5/14/2035	15,614	15,351
4.05%, 11/21/2039	33,708	30,531
4.63%, 10/1/2042	9,850	9,252
4.40%, 11/6/2042	12,902	11,853
4.75%, 3/15/2045	7,000	6,646
4.45%, 5/14/2046	2,145	1,943
4.25%, 11/21/2049	10,194	8,888
Amgen, Inc.
5.25%, 3/2/2030	17,235	17,854
3.15%, 2/21/2040	5,870	4,561
5.60%, 3/2/2043	15,346	15,684
4.66%, 6/15/2051	17,300	15,398
5.75%, 3/2/2063	7,500	7,692
Baxalta, Inc. 5.25%, 6/23/2045	327	319
Gilead Sciences, Inc.
1.65%, 10/1/2030	9,165	7,799
2.60%, 10/1/2040	11,110	8,011
		176,709
Broadline Retail — 0.1%
Amazon.com, Inc.
3.88%, 8/22/2037	9,440	8,672
3.95%, 4/13/2052	27,400	23,083
3.25%, 5/12/2061	7,000	4,899
		36,654
Building Products — 0.1%
Masco Corp.
2.00%, 10/1/2030	5,820	4,980
6.50%, 8/15/2032	10,095	10,971
4.50%, 5/15/2047	3,130	2,697
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	10,410	10,792
		29,440
Capital Markets — 2.1%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (b)	28,325	30,229
(SOFR + 1.85%), 6.47%, 10/25/2034 (b)	19,650	21,859
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	3,107	2,686
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	3,664	3,579
4.85%, 3/29/2029	5,160	5,217
4.70%, 9/20/2047	1,075	968
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	5

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	8,630	8,313
(SOFR + 2.52%), 7.15%, 7/13/2027 (b)	14,135	14,663
(SOFR + 1.22%), 2.31%, 11/16/2027 (b)	4,955	4,673
(SOFR + 1.59%), 5.71%, 2/8/2028 (b)	17,837	18,133
(SOFR + 3.18%), 6.72%, 1/18/2029 (b)	15,683	16,511
5.41%, 5/10/2029	16,725	17,249
(SOFR + 2.51%), 6.82%, 11/20/2029 (b)	11,195	11,912
(SOFR + 3.04%), 3.55%, 9/18/2031 (b)	5,900	5,419
(SOFR + 1.72%), 3.04%, 5/28/2032 (b)	11,977	10,482
FMR LLC 6.45%, 11/15/2039 (a)	2,242	2,566
Goldman Sachs Group, Inc. (The)
(3-MONTH CME TERM SOFR + 1.46%), 3.27%, 9/29/2025 (b)	13,398	13,371
4.25%, 10/21/2025	10,573	10,497
(SOFR + 1.08%), 5.80%, 8/10/2026 (b)	23,250	23,402
3.50%, 11/16/2026	18,000	17,601
(SOFR + 0.80%), 1.43%, 3/9/2027 (b)	32,000	30,385
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	14,889	14,066
(SOFR + 1.85%), 3.62%, 3/15/2028 (b)	15,385	15,019
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (b)	47,377	46,256
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (b)	18,675	18,149
(SOFR + 1.77%), 6.48%, 10/24/2029 (b)	26,250	28,022
(SOFR + 1.21%), 5.05%, 7/23/2030 (b)	25,535	25,916
(SOFR + 1.28%), 2.62%, 4/22/2032 (b)	11,700	10,175
(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	12,855	10,946
(SOFR + 1.55%), 5.33%, 7/23/2035 (b)	53,955	54,969
6.75%, 10/1/2037	1,435	1,617
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (b)	4,600	4,075
(3-MONTH CME TERM SOFR + 1.69%), 4.41%, 4/23/2039 (b)	16,126	14,898
(SOFR + 1.51%), 3.21%, 4/22/2042 (b)	1,000	773
(SOFR + 1.63%), 3.44%, 2/24/2043 (b)	5,469	4,330
Jefferies Financial Group, Inc. 6.45%, 6/8/2027	3,725	3,899
Macquarie Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (a) (b) (c)	8,095	6,986
Macquarie Group Ltd. (Australia)
6.21%, 11/22/2024 (a)	22,160	22,190
(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (b)	6,735	6,417
(3-MONTH SOFR + 1.75%), 5.03%, 1/15/2030 (a) (b)	22,700	22,945
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
Morgan Stanley
(SOFR + 1.99%), 2.19%, 4/28/2026 (b)	17,658	17,312
4.35%, 9/8/2026	1,640	1,631
(SOFR + 1.00%), 2.48%, 1/21/2028 (b)	5,806	5,526
3.59%, 7/22/2028 (d)	13,333	12,961
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (b)	7,397	7,218
(SOFR + 1.73%), 5.12%, 2/1/2029 (b)	19,325	19,664
(SOFR + 1.59%), 5.16%, 4/20/2029 (b)	12,760	13,000
(SOFR + 1.63%), 5.45%, 7/20/2029 (b)	13,630	14,048
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (b)	17,528	17,418
(SOFR + 1.26%), 5.66%, 4/18/2030 (b)	4,930	5,133
(SOFR + 1.22%), 5.04%, 7/19/2030 (b)	16,015	16,288
(SOFR + 1.03%), 1.79%, 2/13/2032 (b)	11,200	9,321
(SOFR + 1.87%), 5.25%, 4/21/2034 (b)	28,395	28,874
(SOFR + 1.88%), 5.42%, 7/21/2034 (b)	9,295	9,549
(SOFR + 1.73%), 5.47%, 1/18/2035 (b)	11,146	11,485
(SOFR + 1.56%), 5.32%, 7/19/2035 (b)	21,675	22,141
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (b)	10,600	9,947
(SOFR + 1.49%), 3.22%, 4/22/2042 (b)	9,350	7,331
Nasdaq, Inc. 5.55%, 2/15/2034	8,860	9,228
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	11,898	11,780
2.68%, 7/16/2030	12,180	10,760
Northern Trust Corp. (3-MONTH SOFR + 1.13%), 3.38%, 5/8/2032 (b)	2,762	2,676
S&P Global, Inc. 2.90%, 3/1/2032	13,602	12,233
State Street Corp. (SOFR + 1.57%), 4.82%, 1/26/2034 (b)	9,010	8,999
UBS AG (Switzerland)
3.63%, 9/9/2024	25,106	25,098
7.50%, 2/15/2028	3,598	3,928
UBS Group AG (Switzerland)
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (b)	9,320	9,114
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (b)	24,200	22,974
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (a) (b)	2,991	2,899
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.52%), 5.43%, 2/8/2030 (a) (b)	14,521	14,878
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (b)	8,470	8,760
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 3.92%), 6.54%, 8/12/2033 (a) (b)	24,790	26,887
(SOFR + 5.02%), 9.02%, 11/15/2033 (a) (b)	10,000	12,438
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.77%), 5.70%, 2/8/2035 (a) (b)	14,865	15,418
		1,008,280
Chemicals — 0.1%
Albemarle Corp.
5.05%, 6/1/2032	4,336	4,285
5.45%, 12/1/2044	3,800	3,486
CF Industries, Inc.
5.15%, 3/15/2034	3,570	3,560
4.95%, 6/1/2043	16,825	15,420
Dow Chemical Co. (The) 4.55%, 11/30/2025	249	248
DuPont de Nemours, Inc. 5.32%, 11/15/2038	7,450	7,996
LYB International Finance BV 4.88%, 3/15/2044	3,223	2,927
LYB International Finance III LLC 4.20%, 10/15/2049	4,468	3,566
Nutrien Ltd. (Canada)
4.13%, 3/15/2035	6,522	5,986
5.25%, 1/15/2045	4,729	4,532
5.00%, 4/1/2049	4,150	3,818
Union Carbide Corp. 7.75%, 10/1/2096	2,719	3,422
		59,246
Commercial Services & Supplies — 0.1%
Element Fleet Management Corp. (Canada)
6.27%, 6/26/2026 (a)	25,300	25,877
6.32%, 12/4/2028 (a)	25,788	27,269
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	4,000	2,491
		55,637
Construction & Engineering — 0.0% ^
Quanta Services, Inc.
2.35%, 1/15/2032	17,240	14,524
3.05%, 10/1/2041	3,330	2,444
		16,968
Construction Materials — 0.0% ^
CRH America, Inc.
3.88%, 5/18/2025 (a)	2,811	2,782
5.13%, 5/18/2045 (a)	6,052	5,693
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	5,785	5,642
		14,117
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — 1.3%
AerCap Ireland Capital DAC (Ireland)
1.65%, 10/29/2024	220	219
6.50%, 7/15/2025	13,141	13,268
4.45%, 10/1/2025	4,342	4,317
2.45%, 10/29/2026	39,380	37,532
3.00%, 10/29/2028	12,605	11,789
5.10%, 1/19/2029	3,835	3,888
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (a)	3,020	2,979
5.50%, 1/15/2026 (a)	41,007	41,065
2.13%, 2/21/2026 (a)	28,294	27,065
4.25%, 4/15/2026 (a)	56,405	55,554
4.38%, 5/1/2026 (a)	29,066	28,663
2.53%, 11/18/2027 (a)	110,463	101,739
6.38%, 5/4/2028 (a)	10,555	10,972
5.75%, 3/1/2029 (a)	21,105	21,613
5.75%, 11/15/2029 (a)	32,420	33,143
Capital One Financial Corp.
4.20%, 10/29/2025	3,000	2,967
(SOFR + 0.86%), 1.88%, 11/2/2027 (b)	2,798	2,634
(SOFR + 2.64%), 6.31%, 6/8/2029 (b)	29,565	30,926
(SOFR + 1.27%), 2.62%, 11/2/2032 (b)	16,445	13,811
General Motors Financial Co., Inc.
1.20%, 10/15/2024	12,395	12,331
1.25%, 1/8/2026	12,019	11,468
5.40%, 5/8/2027	12,020	12,240
2.35%, 1/8/2031	10,244	8,713
5.75%, 2/8/2031	13,405	13,852
2.70%, 6/10/2031	22,045	18,972
5.95%, 4/4/2034	11,700	12,108
HSBC Finance Corp. 7.63%, 5/17/2032	9,000	9,428
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (a)	11,200	11,343
Macquarie Airfinance Holdings Ltd. (United Kingdom)
6.40%, 3/26/2029 (a)	8,725	9,080
6.50%, 3/26/2031 (a)	13,550	14,286
Mitsubishi HC Finance America LLC (Japan) 5.81%, 9/12/2028 (a)	13,025	13,473
		591,438
Consumer Staples Distribution & Retail — 0.2%
7-Eleven, Inc.
1.80%, 2/10/2031 (a)	9,070	7,537
2.50%, 2/10/2041 (a)	9,243	6,345
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	7

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
Alimentation Couche-Tard, Inc. (Canada)
3.55%, 7/26/2027 (a)	7,435	7,212
5.27%, 2/12/2034 (a)	7,410	7,506
3.44%, 5/13/2041 (a)	10,460	8,142
3.63%, 5/13/2051 (a)	10,500	7,738
CVS Pass-Through Trust 7.51%, 1/10/2032 (a)	3,755	3,970
Kroger Co. (The)
5.00%, 9/15/2034	9,140	9,112
5.40%, 7/15/2040	829	820
5.00%, 4/15/2042	9,000	8,516
3.88%, 10/15/2046	11,000	8,648
5.50%, 9/15/2054	6,950	6,812
		82,358
Containers & Packaging — 0.0% ^
WRKCo, Inc.
3.75%, 3/15/2025	7,570	7,505
3.90%, 6/1/2028	2,870	2,794
		10,299
Diversified Consumer Services — 0.1%
Claremont Mckenna College Series 2019, 3.38%, 1/1/2050	10,000	7,599
Clark University 3.32%, 7/1/2052	7,000	5,001
Pepperdine University Series 2020, 3.30%, 12/1/2059	9,620	6,651
University of Miami Series 2022, 4.06%, 4/1/2052	6,570	5,561
University of Southern California Series A, 3.23%, 10/1/2120	9,370	6,027
		30,839
Diversified REITs — 0.1%
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	5,157	4,973
Safehold GL Holdings LLC
2.80%, 6/15/2031	12,000	10,417
2.85%, 1/15/2032	2,972	2,548
Simon Property Group LP 3.25%, 9/13/2049	12,865	9,129
WP Carey, Inc.
4.00%, 2/1/2025	5,300	5,266
4.25%, 10/1/2026	4,970	4,915
2.45%, 2/1/2032	10,980	9,222
2.25%, 4/1/2033	12,000	9,649
		56,119
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — 0.4%
AT&T, Inc.
1.65%, 2/1/2028	3,535	3,223
2.75%, 6/1/2031	18,585	16,484
2.25%, 2/1/2032	26,520	22,361
3.50%, 6/1/2041	35,836	28,592
3.65%, 6/1/2051	16,997	12,612
3.55%, 9/15/2055	25,312	17,896
3.80%, 12/1/2057	4,454	3,264
Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (a)	4,657	3,535
Deutsche Telekom International Finance BV (Germany) 4.88%, 3/6/2042 (a)	2,087	1,967
Sprint Capital Corp. 6.88%, 11/15/2028	11,302	12,241
Verizon Communications, Inc.
1.68%, 10/30/2030	2,840	2,409
2.55%, 3/21/2031	25,000	21,991
4.78%, 2/15/2035 (a)	19,409	19,138
2.65%, 11/20/2040	27,316	19,601
3.40%, 3/22/2041	7,000	5,579
3.70%, 3/22/2061	6,890	5,074
		195,967
Electric Utilities — 2.9%
AEP Transmission Co. LLC
3.80%, 6/15/2049	3,615	2,825
3.15%, 9/15/2049	2,680	1,871
5.40%, 3/15/2053	4,030	4,051
Alabama Power Co.
6.13%, 5/15/2038	1,904	2,088
6.00%, 3/1/2039	769	836
4.10%, 1/15/2042	923	781
Appalachian Power Co. Series P, 6.70%, 8/15/2037	3,740	4,183
Arizona Public Service Co. 5.05%, 9/1/2041	3,036	2,881
Ausgrid Finance Pty. Ltd. (Australia) 4.35%, 8/1/2028 (a)	1,500	1,479
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	3,755	2,870
3.20%, 9/15/2049	8,020	5,610
2.90%, 6/15/2050	7,770	5,131
5.65%, 6/1/2054	17,320	18,099
CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	1,066	858
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (a)	3,890	3,738
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.95%, 12/15/2036	840	890
Commonwealth Edison Co. 3.65%, 6/15/2046	3,615	2,823
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	4,231	4,367
DTE Electric Co.
2.95%, 3/1/2050	8,800	6,029
Series B, 3.65%, 3/1/2052	1,146	882
5.40%, 4/1/2053	934	951
DTE Electric Securitization Funding II LLC
Series A-1, 5.97%, 3/1/2032	18,800	19,872
Series A-2, 6.09%, 9/1/2037	18,650	20,705
Duke Energy Carolinas LLC
4.25%, 12/15/2041	1,228	1,083
5.40%, 1/15/2054	9,705	9,820
Duke Energy Corp.
2.65%, 9/1/2026	1,382	1,333
3.75%, 9/1/2046	16,415	12,535
6.10%, 9/15/2053	26,040	27,836
Duke Energy Florida Project Finance LLC Series 2032, 2.86%, 3/1/2033	9,430	8,334
Duke Energy Indiana LLC
3.75%, 5/15/2046	4,500	3,564
Series YYY, 3.25%, 10/1/2049	6,895	4,908
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	3,297	2,548
Duke Energy Progress LLC
4.10%, 5/15/2042	1,886	1,610
4.10%, 3/15/2043	1,569	1,337
4.15%, 12/1/2044	2,258	1,913
3.70%, 10/15/2046	1,616	1,258
2.90%, 8/15/2051	9,495	6,239
Duke Energy Progress NC Storm Funding LLC Series A-2, 2.39%, 7/1/2037	5,000	4,179
Duquesne Light Holdings, Inc.
3.62%, 8/1/2027 (a)	8,002	7,751
2.78%, 1/7/2032 (a)	6,275	5,305
Edison International
5.75%, 6/15/2027	2,000	2,049
4.13%, 3/15/2028	6,730	6,593
5.25%, 11/15/2028	15,800	16,077
Electricite de France SA (France) 5.95%, 4/22/2034 (a)	19,275	20,255
Emera US Finance LP (Canada) 4.75%, 6/15/2046	9,540	8,225
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Enel Finance International NV (Italy)
3.50%, 4/6/2028 (a)	4,500	4,315
5.13%, 6/26/2029 (a)	15,935	16,175
5.50%, 6/26/2034 (a)	22,930	23,278
6.00%, 10/7/2039 (a)	897	942
Entergy Arkansas LLC
2.65%, 6/15/2051	8,425	5,180
5.75%, 6/1/2054	6,750	7,015
Entergy Corp. 2.95%, 9/1/2026	2,469	2,393
Entergy Louisiana LLC
2.40%, 10/1/2026	4,979	4,775
3.25%, 4/1/2028	1,551	1,488
3.05%, 6/1/2031	4,606	4,156
4.00%, 3/15/2033	3,430	3,211
Entergy Mississippi LLC 5.85%, 6/1/2054	12,395	13,078
Entergy Texas, Inc. 5.80%, 9/1/2053	8,450	8,853
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	11,420	11,746
Evergy, Inc. 2.90%, 9/15/2029	14,800	13,597
Exelon Corp.
3.40%, 4/15/2026	1,177	1,155
5.30%, 3/15/2033	13,000	13,381
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	51,620	49,619
FirstEnergy Pennsylvania Electric Co.
3.25%, 3/15/2028 (a)	1,570	1,504
5.20%, 4/1/2028 (a)	2,400	2,440
FirstEnergy Transmission LLC
5.45%, 7/15/2044 (a)	8,353	8,067
4.55%, 4/1/2049 (a)	830	719
Florida Power & Light Co.
5.10%, 4/1/2033	5,440	5,604
5.30%, 4/1/2053	9,410	9,579
Fortis, Inc. (Canada) 3.06%, 10/4/2026	12,384	11,946
ITC Holdings Corp.
2.95%, 5/14/2030 (a)	6,820	6,214
5.40%, 6/1/2033 (a)	5,000	5,105
5.65%, 5/9/2034 (a)	18,040	18,677
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (a)	6,154	6,106
6.15%, 6/1/2037	1,740	1,887
Massachusetts Electric Co. 4.00%, 8/15/2046 (a)	4,957	3,964
MidAmerican Energy Co. 5.85%, 9/15/2054	10,500	11,299
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	12,530	12,360
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	9

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Monongahela Power Co. 5.85%, 2/15/2034 (a)	7,920	8,359
Nevada Power Co.
Series N, 6.65%, 4/1/2036	700	782
5.38%, 9/15/2040	1,287	1,280
5.45%, 5/15/2041	3,354	3,390
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (a)	3,024	2,344
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	10,380	10,466
3.55%, 5/1/2027	2,239	2,187
5.25%, 2/28/2053	11,030	10,754
5.55%, 3/15/2054	45,000	45,353
Niagara Mohawk Power Corp. 5.66%, 1/17/2054 (a)	8,540	8,599
Northern States Power Co. 5.10%, 5/15/2053	15,470	14,985
NRG Energy, Inc.
2.00%, 12/2/2025 (a)	8,422	8,081
2.45%, 12/2/2027 (a)	13,055	12,116
OGE Energy Corp. 5.45%, 5/15/2029	7,110	7,358
Ohio Edison Co. 6.88%, 7/15/2036	780	904
Oncor Electric Delivery Co. LLC
5.75%, 3/15/2029	1,076	1,135
4.95%, 9/15/2052	19,830	18,804
Pacific Gas and Electric Co.
3.45%, 7/1/2025	8,635	8,512
2.95%, 3/1/2026	5,955	5,777
3.75%, 7/1/2028	7,665	7,379
6.10%, 1/15/2029	28,870	30,188
6.40%, 6/15/2033	33,829	36,148
5.80%, 5/15/2034	21,651	22,283
4.45%, 4/15/2042	5,700	4,739
3.75%, 8/15/2042 (e)	2,882	2,196
4.30%, 3/15/2045	18,688	14,931
4.00%, 12/1/2046	5,000	3,779
6.75%, 1/15/2053	7,990	8,738
Palomino Funding Trust I 7.23%, 5/17/2028 (a)	5,000	5,340
PECO Energy Co. 2.80%, 6/15/2050	6,430	4,192
Pepco Holdings LLC 7.45%, 8/15/2032	3,507	3,852
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	22,380	23,245
Series A-3, 5.54%, 7/15/2047	8,670	9,086
Series A-3, 5.53%, 6/1/2049	26,600	27,841
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	10,550	10,164
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Series A-4, 5.21%, 12/1/2047	9,600	9,721
Series A-5, 4.67%, 12/1/2051	2,170	2,037
Series A-5, 5.10%, 6/1/2052	15,355	15,523
PNM Energy Transition Bond Co. I LLC Series A-1, 5.64%, 8/15/2040	26,920	28,377
Potomac Electric Power Co. 6.50%, 11/15/2037	1,184	1,355
PPL Electric Utilities Corp.
3.00%, 10/1/2049	10,000	7,007
5.25%, 5/15/2053	14,285	14,335
Progress Energy, Inc. 7.00%, 10/30/2031	2,600	2,930
Public Service Co. of Colorado
3.55%, 6/15/2046	1,175	865
5.25%, 4/1/2053	10,460	10,116
Public Service Co. of Oklahoma
5.25%, 1/15/2033	6,680	6,760
Series G, 6.63%, 11/15/2037	3,901	4,282
Series K, 3.15%, 8/15/2051	12,330	8,361
Public Service Electric and Gas Co. 5.38%, 11/1/2039	1,021	1,043
RWE Finance US LLC (Germany) 5.88%, 4/16/2034 (a)	28,475	29,396
SCE Recovery Funding LLC
Series A-2, 1.94%, 5/15/2038	9,380	7,191
Series A-1, 4.70%, 6/15/2040	17,061	17,019
Series A-3, 2.51%, 11/15/2043	7,950	5,599
Series A-2, 5.11%, 12/15/2047	6,495	6,481
Sierra Pacific Power Co. 5.90%, 3/15/2054	20,270	21,494
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	17,418	17,695
Series A2, 5.17%, 5/15/2041	6,960	7,092
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	4,300	4,189
6.00%, 1/15/2034	895	965
5.20%, 6/1/2034	14,150	14,377
6.05%, 3/15/2039	2,197	2,360
3.90%, 12/1/2041	3,408	2,776
Series C, 4.13%, 3/1/2048	1,800	1,487
Series 20A, 2.95%, 2/1/2051	3,000	1,989
5.70%, 3/1/2053	5,545	5,679
5.88%, 12/1/2053	25,400	26,635
5.75%, 4/15/2054	13,500	14,024
Southern Co. (The)
5.50%, 3/15/2029	9,400	9,785
5.70%, 3/15/2034	30,700	32,391
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Southwestern Public Service Co. 4.50%, 8/15/2041	2,700	2,384
Tampa Electric Co. 4.90%, 3/1/2029	10,967	11,176
Toledo Edison Co. (The) 6.15%, 5/15/2037	5,800	6,365
Union Electric Co.
5.20%, 4/1/2034	13,540	13,881
4.00%, 4/1/2048	1,600	1,318
3.90%, 4/1/2052	6,367	5,107
5.45%, 3/15/2053	11,765	11,860
Virginia Electric and Power Co. Series A, 6.00%, 5/15/2037	2,100	2,268
Virginia Power Fuel Securitization LLC Series A-2, 4.88%, 5/1/2031	8,150	8,355
Vistra Operations Co. LLC
6.95%, 10/15/2033 (a)	2,981	3,312
6.00%, 4/15/2034 (a)	4,203	4,392
Xcel Energy, Inc. 4.80%, 9/15/2041	829	747
		1,356,188
Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 3/15/2033	1,247	1,212
Electronic Equipment, Instruments & Components — 0.0% ^
Arrow Electronics, Inc. 3.25%, 9/8/2024	3,162	3,160
Corning, Inc. 5.35%, 11/15/2048	6,270	6,212
		9,372
Energy Equipment & Services — 0.0% ^
Halliburton Co.
4.85%, 11/15/2035	3,583	3,537
4.75%, 8/1/2043	2,375	2,166
7.60%, 8/15/2096 (a)	2,242	2,542
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	8,627	8,480
		16,725
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 3.55%, 4/14/2025	3,599	3,562
Financial Services — 0.3%
CK Hutchison International 16 Ltd. (United Kingdom) 2.75%, 10/3/2026 (a)	6,500	6,273
Corebridge Financial, Inc.
3.65%, 4/5/2027	13,295	13,017
3.85%, 4/5/2029	9,710	9,374
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Financial Services — continued
Fiserv, Inc.
3.20%, 7/1/2026	6,035	5,893
4.40%, 7/1/2049	5,835	5,002
Global Payments, Inc.
5.30%, 8/15/2029	6,266	6,386
2.90%, 11/15/2031	9,690	8,433
5.95%, 8/15/2052	3,625	3,685
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (a)	30,170	27,692
National Rural Utilities Cooperative Finance Corp. 5.00%, 2/7/2031	11,940	12,312
Nationwide Building Society (United Kingdom)
1.50%, 10/13/2026 (a)	19,850	18,640
(SOFR + 1.91%), 6.56%, 10/18/2027 (a) (b)	26,080	27,042
Shell International Finance BV 4.13%, 5/11/2035	9,000	8,607
Siemens Financieringsmaatschappij NV (Germany)
4.40%, 5/27/2045 (a)	3,421	3,115
3.30%, 9/15/2046 (a)	3,050	2,330
		157,801
Food Products — 0.3%
Bimbo Bakeries USA, Inc. (Mexico)
6.05%, 1/15/2029 (a)	3,406	3,576
5.38%, 1/9/2036 (a)	5,080	5,156
Bunge Ltd. Finance Corp.
1.63%, 8/17/2025	7,880	7,631
2.75%, 5/14/2031	22,130	19,595
Campbell Soup Co. 3.13%, 4/24/2050	4,828	3,295
Cargill, Inc. 4.38%, 4/22/2052 (a)	5,890	5,205
Conagra Brands, Inc. 5.30%, 11/1/2038	3,420	3,367
J M Smucker Co. (The)
6.20%, 11/15/2033	11,635	12,675
6.50%, 11/15/2053	8,575	9,583
JBS USA Holding Lux SARL
3.75%, 12/1/2031	15,000	13,595
6.75%, 3/15/2034 (a)	24,808	27,198
Kellanova 5.25%, 3/1/2033	9,709	10,027
Kraft Heinz Foods Co. 4.38%, 6/1/2046	8,568	7,320
Mead Johnson Nutrition Co. (United Kingdom) 4.60%, 6/1/2044	955	861
Tyson Foods, Inc. 5.70%, 3/15/2034	10,200	10,612
		139,696
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	11

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Gas Utilities — 0.1%
Atmos Energy Corp.
4.15%, 1/15/2043	7,215	6,290
4.13%, 10/15/2044	1,750	1,510
4.13%, 3/15/2049	6,000	4,992
Boston Gas Co. 4.49%, 2/15/2042 (a)	2,201	1,871
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (a)	5,620	5,393
4.27%, 3/15/2048 (a)	6,500	5,149
KeySpan Gas East Corp. 2.74%, 8/15/2026 (a)	4,242	4,064
Piedmont Natural Gas Co., Inc.
3.50%, 6/1/2029	1,700	1,624
5.05%, 5/15/2052	7,979	7,406
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	7,148	6,466
Southwest Gas Corp. 3.80%, 9/29/2046	3,595	2,773
		47,538
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC
7.29%, 6/1/2036	1,166	1,432
5.75%, 5/1/2040	3,244	3,450
5.40%, 6/1/2041	9,266	9,522
4.40%, 3/15/2042	2,010	1,832
4.38%, 9/1/2042	4,018	3,646
5.15%, 9/1/2043	3,380	3,401
4.70%, 9/1/2045	3,150	2,941
3.55%, 2/15/2050	5,584	4,337
5.50%, 3/15/2055	7,160	7,494
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	2,500	2,286
CSX Corp.
5.50%, 4/15/2041	3,498	3,606
4.10%, 3/15/2044	1,515	1,308
4.75%, 11/15/2048	8,165	7,603
3.35%, 9/15/2049	2,710	1,997
ERAC USA Finance LLC
5.00%, 2/15/2029 (a)	15,410	15,799
5.20%, 10/30/2034 (a)	7,330	7,502
7.00%, 10/15/2037 (a)	425	502
5.63%, 3/15/2042 (a)	3,104	3,234
Norfolk Southern Corp.
3.95%, 10/1/2042	2,888	2,437
4.05%, 8/15/2052	5,192	4,239
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ground Transportation — continued
Penske Truck Leasing Co. LP
3.95%, 3/10/2025 (a)	3,095	3,071
5.70%, 2/1/2028 (a)	5,175	5,320
6.05%, 8/1/2028 (a)	22,980	24,035
5.25%, 7/1/2029 (a)	2,500	2,550
Triton Container International Ltd. (Bermuda) 3.25%, 3/15/2032	12,450	10,577
Union Pacific Corp.
3.95%, 8/15/2059	6,000	4,788
4.10%, 9/15/2067	1,962	1,569
		140,478
Health Care Equipment & Supplies — 0.1%
Becton Dickinson & Co. 3.79%, 5/20/2050	2,098	1,658
Boston Scientific Corp.
6.50%, 11/15/2035 (e)	14,000	15,980
4.55%, 3/1/2039	5,011	4,820
DH Europe Finance II SARL 3.25%, 11/15/2039	7,065	5,848
		28,306
Health Care Providers & Services — 1.1%
Aetna, Inc.
6.75%, 12/15/2037	2,959	3,295
4.50%, 5/15/2042	1,777	1,544
AHS Hospital Corp. 5.02%, 7/1/2045	14,094	14,049
Banner Health 1.90%, 1/1/2031	13,950	11,903
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	9,475	7,942
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	4,180	2,783
Cardinal Health, Inc. 5.45%, 2/15/2034	7,500	7,751
Cencora, Inc. 5.13%, 2/15/2034	30,700	31,225
Children's Hospital Series 2020, 2.93%, 7/15/2050	13,680	9,291
Cigna Group (The)
5.13%, 5/15/2031	20,860	21,399
4.80%, 7/15/2046	1,904	1,730
CommonSpirit Health
1.55%, 10/1/2025	6,210	5,961
2.78%, 10/1/2030	6,205	5,562
4.19%, 10/1/2049	5,540	4,639
3.91%, 10/1/2050	6,600	5,243
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	10,450	7,913
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
CVS Health Corp.
4.30%, 3/25/2028	2,122	2,096
5.13%, 2/21/2030	8,553	8,688
5.25%, 2/21/2033	22,000	22,132
4.88%, 7/20/2035	3,500	3,377
5.05%, 3/25/2048	23,852	21,142
Elevance Health, Inc.
4.10%, 3/1/2028	5,485	5,425
4.63%, 5/15/2042	3,477	3,191
4.65%, 1/15/2043	3,394	3,106
4.65%, 8/15/2044	4,149	3,766
Hackensack Meridian Health, Inc. Series 2020, 2.88%, 9/1/2050	11,100	7,696
Hartford HealthCare Corp. 3.45%, 7/1/2054	23,430	17,265
HCA, Inc.
5.60%, 4/1/2034	28,350	29,134
5.13%, 6/15/2039	4,805	4,640
5.50%, 6/15/2047	17,500	16,921
3.50%, 7/15/2051	6,831	4,790
4.63%, 3/15/2052	27,825	23,544
Mayo Clinic Series 2016, 4.13%, 11/15/2052	2,975	2,626
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	7,365	5,706
Memorial Health Services 3.45%, 11/1/2049	25,595	19,912
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	3,335	2,915
Mount Sinai Hospital (The) Series 2017, 3.98%, 7/1/2048	2,747	2,097
MultiCare Health System 2.80%, 8/15/2050	7,935	4,973
MyMichigan Health Series 2020, 3.41%, 6/1/2050	5,410	4,012
Nationwide Children's Hospital, Inc. 4.56%, 11/1/2052	4,136	3,944
NYU Langone Hospitals
4.78%, 7/1/2044	5,994	5,819
Series 2020, 3.38%, 7/1/2055	9,170	6,738
Providence St. Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	2,942	2,821
Queen's Health Systems (The) 4.81%, 7/1/2052	18,840	18,173
Quest Diagnostics, Inc.
3.45%, 6/1/2026	1,684	1,649
6.40%, 11/30/2033	11,460	12,612
Sutter Health 5.55%, 8/15/2053	5,000	5,337
Texas Health Resources
2.33%, 11/15/2050	6,717	4,154
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
4.33%, 11/15/2055	4,275	3,790
Trinity Health Corp. Series 2019, 3.43%, 12/1/2048	20,450	16,266
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	6,070	5,998
UnitedHealth Group, Inc.
3.50%, 8/15/2039	8,210	6,894
2.75%, 5/15/2040	4,800	3,586
3.25%, 5/15/2051	9,695	6,990
5.88%, 2/15/2053	9,740	10,530
5.05%, 4/15/2053	19,000	18,404
		495,089
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	2,199	2,168
1.88%, 2/1/2033	12,120	9,511
5.25%, 5/15/2036	14,260	14,239
4.00%, 2/1/2050	9,430	7,248
5.15%, 4/15/2053	2,800	2,574
DOC DR LLC
4.30%, 3/15/2027	4,500	4,463
3.95%, 1/15/2028	2,100	2,054
2.63%, 11/1/2031	6,195	5,337
Healthcare Realty Holdings LP
3.10%, 2/15/2030	16,814	15,297
2.00%, 3/15/2031	8,000	6,578
Healthpeak OP LLC 3.40%, 2/1/2025	162	161
Sabra Health Care LP 3.20%, 12/1/2031	9,610	8,335
Ventas Realty LP
3.50%, 2/1/2025	1,929	1,911
4.13%, 1/15/2026	770	762
3.25%, 10/15/2026	7,254	7,035
3.85%, 4/1/2027	4,308	4,223
Welltower OP LLC
3.10%, 1/15/2030	2,920	2,704
6.50%, 3/15/2041	460	509
4.95%, 9/1/2048	5,000	4,729
		99,838
Hotels, Restaurants & Leisure — 0.0% ^
McDonald's Corp.
4.70%, 12/9/2035	6,540	6,499
4.45%, 3/1/2047	3,210	2,832
		9,331
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	13

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — 0.2%
Alexander Funding Trust II 7.47%, 7/31/2028 (a)	25,600	27,500
Constellation Energy Generation LLC
3.25%, 6/1/2025	11,035	10,881
5.80%, 3/1/2033	20,702	21,743
6.25%, 10/1/2039	18,303	19,874
5.75%, 10/1/2041	15,265	15,513
6.50%, 10/1/2053	3,470	3,844
Southern Power Co. 5.15%, 9/15/2041	7,079	6,875
		106,230
Industrial Conglomerates — 0.1%
Honeywell International, Inc. 5.25%, 3/1/2054	23,400	23,749
Industrial REITs — 0.0% ^
Prologis LP
2.25%, 4/15/2030	3,830	3,424
4.75%, 6/15/2033	5,000	4,998
		8,422
Insurance — 1.0%
AIA Group Ltd. (Hong Kong) 3.20%, 9/16/2040 (a)	7,535	5,770
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (a)	8,295	9,288
Alleghany Corp. 3.63%, 5/15/2030	8,945	8,642
Aon North America, Inc.
5.45%, 3/1/2034	34,340	35,536
5.75%, 3/1/2054	30,050	31,117
Arthur J Gallagher & Co. 5.75%, 7/15/2054	9,570	9,759
Athene Global Funding
2.50%, 1/14/2025 (a)	3,477	3,439
1.45%, 1/8/2026 (a)	13,850	13,226
2.95%, 11/12/2026 (a)	42,215	40,621
Berkshire Hathaway Finance Corp.
4.40%, 5/15/2042	13,241	12,717
4.30%, 5/15/2043	2,795	2,581
3.85%, 3/15/2052	24,230	19,942
CNO Global Funding 1.75%, 10/7/2026 (a)	11,240	10,526
Corebridge Global Funding 5.90%, 9/19/2028 (a)	18,170	18,954
F&G Annuities & Life, Inc.
7.40%, 1/13/2028	10,949	11,472
6.50%, 6/4/2029	9,165	9,349
F&G Global Funding
1.75%, 6/30/2026 (a)	12,780	12,004
5.88%, 6/10/2027 (a)	12,000	12,205
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (a)	4,535	4,516
Five Corners Funding Trust II 2.85%, 5/15/2030 (a)	15,000	13,690
Guardian Life Insurance Co. of America (The)
3.70%, 1/22/2070 (a)	6,450	4,605
4.85%, 1/24/2077 (a)	1,663	1,507
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	7,410	6,532
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (a)	3,049	3,035
3.95%, 10/15/2050 (a)	6,000	4,525
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (a)	1,350	1,375
MetLife, Inc. 4.13%, 8/13/2042	2,027	1,759
Mutual of Omaha Cos. Global Funding 5.80%, 7/27/2026 (a)	18,500	18,822
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (a)	7,900	9,022
New York Life Global Funding 3.00%, 1/10/2028 (a)	4,854	4,656
New York Life Insurance Co.
3.75%, 5/15/2050 (a)	9,600	7,455
4.45%, 5/15/2069 (a)	11,250	9,527
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (a)	12,520	11,339
Pacific Life Global Funding II 5.50%, 8/28/2026 (a)	9,255	9,427
Pacific Life Insurance Co. (3-MONTH SOFR + 2.80%), 4.30%, 10/24/2067 (a) (b)	3,766	3,051
Pine Street Trust III 6.22%, 5/15/2054 (a)	21,750	23,021
Pricoa Global Funding I 5.55%, 8/28/2026 (a)	16,520	16,869
Prudential Financial, Inc. 3.91%, 12/7/2047	9,236	7,438
Prudential Funding Asia plc (Hong Kong) 3.13%, 4/14/2030	16,987	15,782
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	10,349	10,567
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (b)	2,600	2,596
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (a)	3,653	3,419
4.27%, 5/15/2047 (a)	5,480	4,644
		466,327
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
5.60%, 5/15/2053	30,000	31,621
5.40%, 8/15/2054	11,965	12,203
		43,824
IT Services — 0.1%
CGI, Inc. (Canada)
1.45%, 9/14/2026	14,101	13,204
2.30%, 9/14/2031	10,000	8,382
		21,586
Life Sciences Tools & Services — 0.0% ^
Thermo Fisher Scientific, Inc. 2.80%, 10/15/2041	6,745	5,009
Machinery — 0.0% ^
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	6,750	6,684
Parker-Hannifin Corp. 4.45%, 11/21/2044	3,759	3,349
Xylem, Inc. 2.25%, 1/30/2031	7,315	6,372
		16,405
Media — 0.4%
Charter Communications Operating LLC
6.38%, 10/23/2035	4,374	4,429
5.38%, 4/1/2038	4,923	4,479
3.50%, 6/1/2041	12,020	8,376
3.50%, 3/1/2042	7,800	5,369
4.80%, 3/1/2050	13,160	10,012
3.70%, 4/1/2051	27,270	17,303
3.90%, 6/1/2052	9,380	6,143
Comcast Corp.
4.25%, 1/15/2033	16,564	16,012
5.30%, 6/1/2034	3,950	4,095
4.20%, 8/15/2034	3,361	3,198
3.25%, 11/1/2039	19,265	15,421
3.75%, 4/1/2040	8,535	7,255
4.00%, 11/1/2049	5,553	4,531
3.45%, 2/1/2050	8,500	6,301
2.80%, 1/15/2051	24,803	16,043
2.89%, 11/1/2051	14,886	9,745
4.05%, 11/1/2052	1,350	1,097
5.35%, 5/15/2053	4,960	4,965
2.94%, 11/1/2056	15,473	9,842
2.99%, 11/1/2063	962	594
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued
Cox Communications, Inc.
3.35%, 9/15/2026 (a)	3,046	2,962
2.95%, 10/1/2050 (a)	8,375	5,175
Discovery Communications LLC 3.63%, 5/15/2030	1,950	1,731
Grupo Televisa SAB (Mexico) 6.13%, 1/31/2046	767	765
Paramount Global
2.90%, 1/15/2027	2,252	2,135
5.85%, 9/1/2043	6,245	5,320
4.90%, 8/15/2044	2,004	1,514
TCI Communications, Inc. 7.13%, 2/15/2028	1,199	1,302
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	3,041	3,463
Time Warner Cable LLC
6.55%, 5/1/2037	2,327	2,296
7.30%, 7/1/2038	2,197	2,298
6.75%, 6/15/2039	1,794	1,784
5.88%, 11/15/2040	7,325	6,612
5.50%, 9/1/2041	6,940	6,005
		198,572
Metals & Mining — 0.2%
Anglo American Capital plc (South Africa) 3.63%, 9/11/2024 (a)	3,283	3,279
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	1,767	1,958
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (a)	17,281	18,528
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (a)	16,105	14,150
5.63%, 4/4/2034 (a)	21,000	21,383
Newmont Corp. 3.25%, 5/13/2030 (a)	5,845	5,475
Rio Tinto Alcan, Inc. (Canada) 6.13%, 12/15/2033	5,036	5,541
Steel Dynamics, Inc.
1.65%, 10/15/2027	5,270	4,828
3.25%, 10/15/2050	3,519	2,393
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	27,542	25,712
		103,247
Multi-Utilities — 0.4%
CMS Energy Corp.
3.00%, 5/15/2026	3,458	3,357
2.95%, 2/15/2027	2,426	2,325
3.45%, 8/15/2027	1,250	1,220
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	15

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
Consolidated Edison Co. of New York, Inc.
5.70%, 6/15/2040	2,760	2,873
Series 2017, 3.88%, 6/15/2047	3,355	2,680
4.50%, 5/15/2058	1,724	1,483
Consumers Energy Co. 3.25%, 8/15/2046	2,150	1,648
Delmarva Power & Light Co. 4.00%, 6/1/2042	1,478	1,214
Dominion Energy, Inc.
Series D, 2.85%, 8/15/2026	1,927	1,864
Series F, 5.25%, 8/1/2033	5,067	5,135
7.00%, 6/15/2038	1,076	1,236
Series C, 4.90%, 8/1/2041	1,840	1,692
Engie SA (France) 5.63%, 4/10/2034 (a)	13,225	13,712
National Grid plc (United Kingdom) 5.42%, 1/11/2034	21,700	22,170
New York State Electric & Gas Corp. 3.25%, 12/1/2026 (a)	2,326	2,246
NiSource, Inc.
2.95%, 9/1/2029	7,940	7,356
5.80%, 2/1/2042	6,726	6,853
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	9,710	7,868
Public Service Enterprise Group, Inc.
1.60%, 8/15/2030	15,540	13,094
5.45%, 4/1/2034	7,700	7,916
Puget Energy, Inc. 2.38%, 6/15/2028	6,522	5,960
Puget Sound Energy, Inc. 5.45%, 6/1/2053	10,070	10,169
San Diego Gas & Electric Co.
Series FFF, 6.13%, 9/15/2037	973	1,033
3.95%, 11/15/2041	2,690	2,233
2.95%, 8/15/2051	17,150	11,736
5.35%, 4/1/2053	3,000	2,996
Southern Co. Gas Capital Corp.
3.25%, 6/15/2026	1,690	1,651
5.75%, 9/15/2033	12,830	13,562
5.88%, 3/15/2041	10,518	11,012
4.40%, 6/1/2043	1,392	1,209
3.95%, 10/1/2046	2,136	1,707
4.40%, 5/30/2047	2,274	1,925
WEC Energy Group, Inc. 3.55%, 6/15/2025	1,651	1,630
		174,765
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Office REITs — 0.0% ^
COPT Defense Properties LP 2.00%, 1/15/2029	3,440	3,025
Kilroy Realty LP 3.45%, 12/15/2024	3,054	3,033
		6,058
Oil, Gas & Consumable Fuels — 1.6%
6297782 LLC (Canada)
4.91%, 9/1/2027 (a)	7,000	7,015
5.03%, 10/1/2029 (a)	8,260	8,242
Aker BP ASA (Norway) 2.00%, 7/15/2026 (a)	12,118	11,522
APA Infrastructure Ltd. (Australia)
4.20%, 3/23/2025 (a)	2,000	1,988
4.25%, 7/15/2027 (a)	7,325	7,294
BG Energy Capital plc 5.13%, 10/15/2041 (a)	5,781	5,574
Boardwalk Pipelines LP 4.45%, 7/15/2027	3,425	3,407
BP Capital Markets America, Inc.
4.81%, 2/13/2033	10,000	10,003
4.89%, 9/11/2033	21,425	21,544
2.94%, 6/4/2051	25,080	16,821
Cheniere Energy, Inc. 5.65%, 4/15/2034 (a)	13,830	14,232
Columbia Pipelines Holding Co. LLC 5.68%, 1/15/2034 (a)	16,276	16,607
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (a)	11,670	12,259
6.04%, 11/15/2033 (a)	11,250	11,878
ConocoPhillips Co. 5.30%, 5/15/2053	13,210	13,132
Devon Energy Corp. 5.75%, 9/15/2054	23,770	23,066
DT Midstream, Inc. 4.30%, 4/15/2032 (a)	17,380	16,126
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049	4,476	3,340
Ecopetrol SA (Colombia) 5.38%, 6/26/2026	4,506	4,493
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	17,080	17,809
5.63%, 4/5/2034	19,445	20,063
6.70%, 11/15/2053	5,550	6,302
Energy Transfer LP
4.15%, 9/15/2029	14,071	13,730
7.50%, 7/1/2038	2,695	3,168
6.05%, 6/1/2041	4,266	4,354
6.10%, 2/15/2042	7,220	7,336
5.95%, 10/1/2043	3,950	3,971
5.30%, 4/1/2044	1,840	1,719
5.00%, 5/15/2044 (e)	8,600	7,716
6.00%, 6/15/2048	209	211
6.25%, 4/15/2049	5,655	5,884
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Eni SpA (Italy)
5.70%, 10/1/2040 (a)	4,843	4,770
5.95%, 5/15/2054 (a)	14,030	14,424
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	4,040	4,367
Enterprise Products Operating LLC
Series J, 5.75%, 3/1/2035	2,509	2,618
7.55%, 4/15/2038	455	558
5.95%, 2/1/2041	1,259	1,342
4.45%, 2/15/2043	455	406
5.10%, 2/15/2045	1,758	1,699
4.95%, 10/15/2054	1,189	1,104
EQT Corp. 3.90%, 10/1/2027	4,517	4,414
Exxon Mobil Corp.
3.00%, 8/16/2039	14,245	11,468
4.11%, 3/1/2046	2,726	2,374
3.10%, 8/16/2049	17,965	12,923
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (a)	13,075	11,254
4.32%, 12/30/2039 (a)	9,235	7,211
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (a)	15,248	12,694
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (a)	34,443	33,421
3.45%, 10/15/2027 (a)	12,470	11,959
HF Sinclair Corp. 5.88%, 4/1/2026	22,175	22,406
Kinder Morgan, Inc.
5.00%, 2/1/2029	23,293	23,599
5.20%, 6/1/2033	20,500	20,547
5.05%, 2/15/2046	6,000	5,448
Marathon Petroleum Corp. 6.50%, 3/1/2041	8,270	8,912
MPLX LP 5.50%, 6/1/2034	27,970	28,458
NGPL PipeCo LLC
4.88%, 8/15/2027 (a)	8,486	8,470
3.25%, 7/15/2031 (a)	8,283	7,256
Northern Natural Gas Co. 5.63%, 2/1/2054 (a)	4,550	4,624
Occidental Petroleum Corp.
3.40%, 4/15/2026	2,000	1,950
3.00%, 2/15/2027	5,501	5,247
5.20%, 8/1/2029	6,140	6,226
5.38%, 1/1/2032	5,940	6,028
4.30%, 8/15/2039	9,894	8,400
ONEOK Partners LP 6.65%, 10/1/2036	1,825	2,013
Phillips 66 4.88%, 11/15/2044	665	612
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Phillips 66 Co.
3.55%, 10/1/2026	1,453	1,424
3.15%, 12/15/2029	8,545	7,986
5.30%, 6/30/2033	17,780	18,194
4.90%, 10/1/2046	6,988	6,341
Pioneer Natural Resources Co. 1.90%, 8/15/2030	18,050	15,723
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	3,046	3,048
Saudi Arabian Oil Co. (Saudi Arabia) 1.63%, 11/24/2025 (a)	4,660	4,488
Suncor Energy, Inc. (Canada)
5.95%, 12/1/2034	11,584	12,263
6.80%, 5/15/2038	3,677	4,108
Texas Eastern Transmission LP 3.50%, 1/15/2028 (a)	908	873
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	16,000	12,129
3.46%, 7/12/2049	12,800	9,671
3.13%, 5/29/2050	20,230	14,386
TransCanada PipeLines Ltd. (Canada)
6.20%, 10/15/2037	6,345	6,784
4.75%, 5/15/2038	7,750	7,353
Valero Energy Corp.
2.15%, 9/15/2027	9,072	8,493
7.50%, 4/15/2032	1,081	1,254
Williams Cos., Inc. (The)
2.60%, 3/15/2031	9,675	8,457
5.65%, 3/15/2033	13,720	14,250
		757,233
Passenger Airlines — 0.1%
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	13,422	13,379
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	16,973	15,387
		28,766
Personal Care Products — 0.0% ^
Haleon US Capital LLC 3.38%, 3/24/2029	9,210	8,803
Pharmaceuticals — 0.5%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	4,250	4,898
4.00%, 9/18/2042	4,270	3,741
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	7,096	6,427
4.55%, 2/20/2048	5,046	4,536
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	17

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
3.70%, 3/15/2052	16,992	13,030
5.55%, 2/22/2054	2,669	2,755
5.65%, 2/22/2064	24,465	25,217
Eli Lilly & Co. 5.00%, 2/9/2054	17,320	17,248
Merck & Co., Inc.
2.75%, 12/10/2051	7,065	4,647
5.00%, 5/17/2053	13,115	12,912
2.90%, 12/10/2061	14,550	9,094
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	15,300	15,382
5.30%, 5/19/2053	36,640	36,820
Royalty Pharma plc 1.20%, 9/2/2025	3,601	3,470
Takeda Pharmaceutical Co. Ltd. (Japan)
2.05%, 3/31/2030	1,200	1,054
3.03%, 7/9/2040	25,815	19,500
5.65%, 7/5/2044	15,698	16,178
3.18%, 7/9/2050	16,452	11,431
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	4,153	4,094
Zoetis, Inc. 2.00%, 5/15/2030	12,880	11,241
		223,675
Real Estate Management & Development — 0.0% ^
GAIF Bond Issuer Pty. Ltd. (Australia) 3.40%, 9/30/2026 (a)	7,843	7,626
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	6,562	6,461
		14,087
Residential REITs — 0.1%
Essex Portfolio LP
1.65%, 1/15/2031	8,950	7,378
5.50%, 4/1/2034	6,190	6,354
Mid-America Apartments LP 1.70%, 2/15/2031	5,500	4,593
UDR, Inc.
2.95%, 9/1/2026	3,831	3,698
3.50%, 1/15/2028	1,354	1,306
3.00%, 8/15/2031	4,750	4,255
2.10%, 8/1/2032	5,520	4,484
3.10%, 11/1/2034	6,440	5,398
		37,466
Retail REITs — 0.2%
Brixmor Operating Partnership LP
3.85%, 2/1/2025	6,613	6,564
2.50%, 8/16/2031	6,530	5,568
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Retail REITs — continued
NNN REIT, Inc.
4.00%, 11/15/2025	5,043	4,989
3.60%, 12/15/2026	5,527	5,415
5.60%, 10/15/2033	7,500	7,711
5.50%, 6/15/2034	9,180	9,389
Realty Income Corp.
4.88%, 6/1/2026	4,230	4,242
3.00%, 1/15/2027	2,243	2,165
4.85%, 3/15/2030	19,270	19,540
1.80%, 3/15/2033	2,865	2,248
Regency Centers LP
4.13%, 3/15/2028	1,755	1,733
2.95%, 9/15/2029	10,600	9,818
Scentre Group Trust 1 (Australia)
3.50%, 2/12/2025 (a)	9,910	9,816
3.25%, 10/28/2025 (a)	5,595	5,489
Scentre Group Trust 2 (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (a) (b)	8,206	8,116
		102,803
Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc. 2.95%, 10/1/2051	6,000	4,157
Broadcom, Inc.
2.45%, 2/15/2031 (a)	31,809	27,754
5.15%, 11/15/2031	16,770	17,132
3.14%, 11/15/2035 (a)	40,051	33,482
3.19%, 11/15/2036 (a)	5,766	4,771
Foundry JV Holdco LLC 6.15%, 1/25/2032 (a)	10,740	11,059
Intel Corp. 5.70%, 2/10/2053	27,055	25,874
KLA Corp.
3.30%, 3/1/2050	7,000	5,175
4.95%, 7/15/2052	7,000	6,794
Marvell Technology, Inc. 2.95%, 4/15/2031	7,790	6,960
NXP BV (China)
2.50%, 5/11/2031	36,499	31,441
5.00%, 1/15/2033	4,000	3,996
3.25%, 5/11/2041	24,465	18,380
QUALCOMM, Inc. 4.50%, 5/20/2052	10,475	9,472
Texas Instruments, Inc. 5.05%, 5/18/2063	43,918	43,187
		249,634
Software — 0.2%
Intuit, Inc. 5.50%, 9/15/2053	7,410	7,798
Microsoft Corp. 3.04%, 3/17/2062	1,820	1,275
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
Oracle Corp.
4.90%, 2/6/2033	9,640	9,646
3.90%, 5/15/2035	1,952	1,762
3.60%, 4/1/2040	10,434	8,404
3.65%, 3/25/2041	19,515	15,588
4.00%, 7/15/2046	8,872	7,060
3.60%, 4/1/2050	15,000	10,951
3.95%, 3/25/2051	10,000	7,733
Roper Technologies, Inc.
1.40%, 9/15/2027	14,890	13,629
2.00%, 6/30/2030	9,380	8,139
4.75%, 2/15/2032	9,385	9,377
VMware LLC 4.65%, 5/15/2027	8,800	8,813
		110,175
Specialized REITs — 0.3%
American Tower Corp.
3.38%, 10/15/2026	4,378	4,268
1.50%, 1/31/2028	10,510	9,471
2.10%, 6/15/2030	8,940	7,779
1.88%, 10/15/2030	19,410	16,473
5.90%, 11/15/2033	17,280	18,336
Crown Castle, Inc.
4.00%, 3/1/2027	2,066	2,036
5.60%, 6/1/2029	12,355	12,811
5.80%, 3/1/2034	12,960	13,567
Equinix, Inc. 2.90%, 11/18/2026	20,442	19,746
Extra Space Storage LP
3.50%, 7/1/2026	8,937	8,760
5.90%, 1/15/2031	7,800	8,204
2.40%, 10/15/2031	15,650	13,299
Public Storage Operating Co. 2.25%, 11/9/2031	9,333	7,981
		142,731
Specialty Retail — 0.0% ^
AutoZone, Inc. 1.65%, 1/15/2031	12,180	10,166
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	4,715	4,605
		14,771
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
3.45%, 2/9/2045	14,187	11,689
3.85%, 8/4/2046	3,512	3,029
3.75%, 9/12/2047	13,570	11,454
3.75%, 11/13/2047	1,600	1,343
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — continued
2.70%, 8/5/2051	57,605	39,010
4.10%, 8/8/2062	5,260	4,527
Dell International LLC
6.02%, 6/15/2026	12,505	12,772
4.90%, 10/1/2026	5,595	5,624
5.25%, 2/1/2028	5,508	5,647
5.30%, 10/1/2029	6,000	6,195
3.45%, 12/15/2051	242	173
		101,463
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	27,925	23,493
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	14,000	12,899
4.39%, 8/15/2037	9,875	8,810
4.54%, 8/15/2047	12,507	10,229
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	11,000	10,499
		65,930
Trading Companies & Distributors — 0.1%
Aviation Capital Group LLC
5.50%, 12/15/2024 (a)	19,502	19,468
4.13%, 8/1/2025 (a)	7,958	7,869
5.38%, 7/15/2029 (a)	20,000	20,226
BOC Aviation Ltd. (China) 3.50%, 10/10/2024 (a)	7,945	7,925
WW Grainger, Inc. 4.60%, 6/15/2045	4,364	4,087
		59,575
Transportation Infrastructure — 0.0% ^
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (a)	7,000	6,919
Water Utilities — 0.0% ^
American Water Capital Corp.
3.45%, 6/1/2029	5,250	5,037
6.59%, 10/15/2037	3,354	3,865
4.00%, 12/1/2046	2,241	1,867
		10,769
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV (Mexico) 4.38%, 4/22/2049	8,284	7,271
Rogers Communications, Inc. (Canada)
3.80%, 3/15/2032	10,000	9,215
4.55%, 3/15/2052	12,810	10,854
Sprint LLC 7.63%, 3/1/2026	5,044	5,200
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	19

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
T-Mobile USA, Inc.
3.75%, 4/15/2027	18,000	17,673
3.88%, 4/15/2030	25,095	24,144
5.05%, 7/15/2033	48,782	49,379
5.15%, 4/15/2034	12,482	12,707
5.50%, 1/15/2055	9,450	9,537
3.60%, 11/15/2060	4,000	2,843
Vodafone Group plc (United Kingdom)
4.88%, 6/19/2049	16,825	15,196
5.63%, 2/10/2053	3,745	3,736
		167,755
Total Corporate Bonds (Cost $12,466,313)		11,949,657
U.S. Treasury Obligations — 23.8%
U.S. Treasury Bonds
4.25%, 5/15/2039	55,245	56,356
3.88%, 8/15/2040	54,475	52,885
2.25%, 5/15/2041	207,900	158,028
3.75%, 8/15/2041	120,000	113,550
2.38%, 2/15/2042	200,455	153,144
3.38%, 8/15/2042	50,000	44,242
2.75%, 11/15/2042	289,890	232,999
4.00%, 11/15/2042	70,000	67,539
3.13%, 2/15/2043	138,080	117,152
3.88%, 2/15/2043	3,905	3,696
3.88%, 5/15/2043	101,570	95,900
3.63%, 8/15/2043	358,540	326,089
3.75%, 11/15/2043	256,218	236,932
3.63%, 2/15/2044	154,280	139,955
3.00%, 11/15/2044	50,821	41,663
2.50%, 2/15/2046	70,000	51,972
2.25%, 8/15/2046	179,932	126,486
3.00%, 2/15/2047	5,431	4,376
3.00%, 2/15/2048	78,220	62,542
3.13%, 5/15/2048	43,243	35,323
3.00%, 8/15/2048	4,200	3,348
2.88%, 5/15/2049	12,946	10,047
2.25%, 8/15/2049	180,150	122,586
2.38%, 11/15/2049	98,830	69,023
2.00%, 2/15/2050	76,853	49,204
1.25%, 5/15/2050	4,667	2,452
1.38%, 8/15/2050	25,855	14,002
1.63%, 11/15/2050	76,730	44,369
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

1.88%, 2/15/2051	204,145	125,892
2.38%, 5/15/2051	166,815	115,747
2.00%, 8/15/2051	144,750	91,769
1.88%, 11/15/2051	200,075	122,765
2.25%, 2/15/2052	165,840	111,573
2.88%, 5/15/2052	131,125	101,335
3.00%, 8/15/2052	172,625	136,933
3.63%, 2/15/2053	40,000	35,880
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	3,149	3,146
3.63%, 4/15/2028	17,610	18,719
2.50%, 1/15/2029	5,249	5,426
U.S. Treasury Notes
2.13%, 9/30/2024	25,000	24,942
2.25%, 11/15/2024	3,021	3,003
2.00%, 2/15/2025	155,000	153,041
2.88%, 4/30/2025	4,925	4,868
2.13%, 5/15/2025	105,395	103,598
2.88%, 5/31/2025	40,158	39,673
2.00%, 8/15/2025	141,304	138,140
2.25%, 11/15/2025	110,049	107,474
4.00%, 12/15/2025	195,000	194,459
0.38%, 1/31/2026	45,675	43,334
0.50%, 2/28/2026	403,160	382,278
2.50%, 2/28/2026	12,550	12,260
0.75%, 4/30/2026	15,670	14,849
4.13%, 6/15/2026	20,000	20,041
0.88%, 6/30/2026	248,957	235,430
4.63%, 9/15/2026	265,210	268,763
2.00%, 11/15/2026	10,000	9,605
1.75%, 12/31/2026	64,262	61,275
1.50%, 1/31/2027	5,196	4,917
2.63%, 5/31/2027	200,000	193,836
2.75%, 7/31/2027	113,240	109,958
3.13%, 8/31/2027	111,315	109,219
0.38%, 9/30/2027	31,575	28,477
4.13%, 10/31/2027	318,905	322,007
1.25%, 3/31/2028	160,035	146,601
3.63%, 3/31/2028	12,000	11,947
1.25%, 4/30/2028	85,520	78,201
2.88%, 5/15/2028	7,030	6,812
1.25%, 6/30/2028	782,088	712,402
1.00%, 7/31/2028	225,000	202,526
1.75%, 1/31/2029	48,420	44,501
1.88%, 2/28/2029	218,300	201,501
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
2.88%, 4/30/2029	704,175	677,796
3.25%, 6/30/2029	270,000	263,978
3.13%, 8/31/2029	109,865	106,732
3.88%, 9/30/2029	175,000	175,930
4.00%, 10/31/2029	113,000	114,236
4.88%, 10/31/2030	300,000	317,719
1.63%, 5/15/2031	23,990	20,911
1.25%, 8/15/2031	115,000	97,076
1.38%, 11/15/2031	78,783	66,701
1.88%, 2/15/2032	292,700	255,701
2.88%, 5/15/2032	116,650	109,132
2.75%, 8/15/2032	171,000	158,142
4.13%, 11/15/2032	21,000	21,393
3.88%, 8/15/2033	14,250	14,218
4.50%, 11/15/2033	600,000	627,258
4.00%, 2/15/2034	115,351	116,072
U.S. Treasury STRIPS Bonds
9.08%, 11/15/2024 (f)	3,200	3,169
7.57%, 2/15/2025 (f)	6,601	6,475
5.91%, 2/15/2026 (f)	6,700	6,314
6.13%, 5/15/2026 (f)	24,999	23,341
0.69%, 11/15/2026 (f)	10,990	10,103
1.40%, 11/15/2027 (f)	50,000	44,292
1.71%, 8/15/2029 (f)	100,000	82,755
1.88%, 11/15/2030 (f)	100,000	78,595
5.04%, 5/15/2032 (f)	113,297	83,643
3.79%, 8/15/2032 (f)	149,800	109,425
4.19%, 11/15/2032 (f)	122,788	88,725
4.36%, 2/15/2033 (f)	36,300	25,951
4.55%, 5/15/2033 (f)	108,105	76,468
6.52%, 8/15/2033 (f)	24,963	17,453
7.41%, 11/15/2033 (f)	33,709	23,297
4.85%, 11/15/2040 (f)	216,030	105,845
4.87%, 2/15/2041 (f)	138,670	67,093
Total U.S. Treasury Obligations (Cost $12,403,042)		11,290,922
Mortgage-Backed Securities — 22.5%
FHLMC
Pool # 785618, ARM, 7.25%, 7/1/2026 (d)	9	9
Pool # 789758, ARM, 6.50%, 9/1/2032 (d)	4	5
Pool # 847621, ARM, 6.61%, 5/1/2033 (d)	273	280
Pool # 781087, ARM, 6.36%, 12/1/2033 (d)	75	77
Pool # 1B1665, ARM, 6.78%, 4/1/2034 (d)	46	46
Pool # 782870, ARM, 6.70%, 9/1/2034 (d)	251	258
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 782979, ARM, 6.37%, 1/1/2035 (d)	388	402
Pool # 782980, ARM, 6.37%, 1/1/2035 (d)	123	126
Pool # 1G3591, ARM, 5.92%, 8/1/2035 (d)	40	40
Pool # 1Q0007, ARM, 7.89%, 12/1/2035 (d)	31	31
Pool # 1Q0025, ARM, 6.25%, 2/1/2036 (d)	42	43
Pool # 848431, ARM, 6.53%, 2/1/2036 (d)	137	141
Pool # 1G1861, ARM, 6.54%, 3/1/2036 (d)	207	211
Pool # 1J1380, ARM, 7.68%, 3/1/2036 (d)	35	36
Pool # 1L1286, ARM, 7.13%, 5/1/2036 (d)	81	84
Pool # 1H2618, ARM, 7.15%, 5/1/2036 (d)	271	281
Pool # 1G2415, ARM, 7.52%, 5/1/2036 (d)	44	44
Pool # 848068, ARM, 7.22%, 6/1/2036 (d)	407	412
Pool # 1G2557, ARM, 7.43%, 6/1/2036 (d)	449	462
Pool # 848365, ARM, 7.03%, 7/1/2036 (d)	114	117
Pool # 1H2623, ARM, 7.37%, 7/1/2036 (d)	52	54
Pool # 1A1082, ARM, 7.54%, 7/1/2036 (d)	146	149
Pool # 1A1085, ARM, 7.43%, 8/1/2036 (d)	121	124
Pool # 1Q0105, ARM, 7.09%, 9/1/2036 (d)	106	108
Pool # 1B7242, ARM, 7.30%, 9/1/2036 (d)	398	407
Pool # 1G2539, ARM, 5.84%, 10/1/2036 (d)	95	96
Pool # 1J1348, ARM, 6.45%, 10/1/2036 (d)	104	105
Pool # 1K0046, ARM, 6.48%, 10/1/2036 (d)	94	97
Pool # 1N0249, ARM, 7.32%, 10/1/2036 (d)	104	104
Pool # 1A1096, ARM, 7.41%, 10/1/2036 (d)	383	390
Pool # 1A1097, ARM, 7.48%, 10/1/2036 (d)	116	117
Pool # 1J1378, ARM, 5.89%, 11/1/2036 (d)	188	190
Pool # 1Q0737, ARM, 5.95%, 11/1/2036 (d)	90	91
Pool # 1G2671, ARM, 5.97%, 11/1/2036 (d)	82	83
Pool # 848115, ARM, 6.50%, 11/1/2036 (d)	87	90
Pool # 782760, ARM, 6.74%, 11/1/2036 (d)	227	236
Pool # 1J1419, ARM, 5.83%, 12/1/2036 (d)	365	368
Pool # 1J1418, ARM, 5.94%, 12/1/2036 (d)	30	30
Pool # 1G1386, ARM, 6.17%, 12/1/2036 (d)	195	198
Pool # 1J1399, ARM, 6.37%, 12/1/2036 (d)	9	9
Pool # 1J1634, ARM, 6.72%, 12/1/2036 (d)	778	805
Pool # 1G1478, ARM, 6.16%, 1/1/2037 (d)	79	80
Pool # 1N1511, ARM, 7.29%, 1/1/2037 (d)	42	42
Pool # 1J1516, ARM, 6.07%, 2/1/2037 (d)	63	65
Pool # 1G1554, ARM, 6.33%, 2/1/2037 (d)	113	115
Pool # 1N0353, ARM, 7.79%, 2/1/2037 (d)	202	205
Pool # 1B7303, ARM, 6.80%, 3/1/2037 (d)	17	17
Pool # 1Q0739, ARM, 7.49%, 3/1/2037 (d)	233	238
Pool # 1J1564, ARM, 6.67%, 4/1/2037 (d)	194	197
Pool # 1Q0783, ARM, 6.61%, 5/1/2037 (d)	183	186
Pool # 1N1463, ARM, 6.91%, 5/1/2037 (d)	18	18
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	21

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 1Q0697, ARM, 7.19%, 5/1/2037 (d)	306	308
Pool # 1J1621, ARM, 7.55%, 5/1/2037 (d)	147	149
Pool # 1A1193, ARM, 7.63%, 5/1/2037 (d)	199	199
Pool # 1N1477, ARM, 7.63%, 5/1/2037 (d)	40	41
Pool # 1J0533, ARM, 7.62%, 7/1/2037 (d)	20	21
Pool # 1J2945, ARM, 6.00%, 11/1/2037 (d)	38	38
Pool # 1Q0722, ARM, 6.58%, 4/1/2038 (d)	128	130
Pool # 1Q0789, ARM, 7.04%, 5/1/2038 (d)	21	21
Pool # 848699, ARM, 7.02%, 7/1/2040 (d)	110	113
FHLMC Gold Pools, 20 Year
Pool # C91158, 6.50%, 1/1/2028	49	50
Pool # C91417, 3.50%, 1/1/2032	1,379	1,347
Pool # C91403, 3.50%, 3/1/2032	533	520
FHLMC Gold Pools, 30 Year
Pool # C00376, 8.00%, 11/1/2024	—	—
Pool # C00414, 7.50%, 8/1/2025	—	—
Pool # C00452, 7.00%, 4/1/2026	1	1
Pool # G00981, 8.50%, 7/1/2028	3	3
Pool # G02210, 7.00%, 12/1/2028	50	52
Pool # C47315, 6.50%, 8/1/2029	315	331
Pool # G03029, 6.00%, 10/1/2029	27	27
Pool # A88871, 7.00%, 1/1/2031	77	80
Pool # C68485, 7.00%, 7/1/2032	15	16
Pool # G01448, 7.00%, 8/1/2032	19	19
Pool # C75791, 5.50%, 1/1/2033	128	131
Pool # A13625, 5.50%, 10/1/2033	109	112
Pool # A16107, 6.00%, 12/1/2033	66	68
Pool # G01864, 5.00%, 1/1/2034	76	78
Pool # A17537, 6.00%, 1/1/2034	101	104
Pool # A23139, 5.00%, 6/1/2034	190	194
Pool # A61572, 5.00%, 9/1/2034	295	300
Pool # A28796, 6.50%, 11/1/2034	23	23
Pool # G03369, 6.50%, 1/1/2035	286	296
Pool # A70350, 5.00%, 3/1/2035	83	85
Pool # A46987, 5.50%, 7/1/2035	262	271
Pool # G05713, 6.50%, 12/1/2035	206	214
Pool # G03777, 5.00%, 11/1/2036	210	214
Pool # C02660, 6.50%, 11/1/2036	56	58
Pool # G02427, 5.50%, 12/1/2036	117	121
Pool # A57681, 6.00%, 12/1/2036	24	26
Pool # G02682, 7.00%, 2/1/2037	28	29
Pool # G04949, 6.50%, 11/1/2037	164	174
Pool # G03666, 7.50%, 1/1/2038	288	301
Pool # G04952, 7.50%, 1/1/2038	77	81
Pool # G04077, 6.50%, 3/1/2038	185	195
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # G05671, 5.50%, 8/1/2038	231	238
Pool # G05190, 7.50%, 9/1/2038	122	125
Pool # C03466, 5.50%, 3/1/2040	78	80
Pool # A93383, 5.00%, 8/1/2040	903	925
Pool # A93511, 5.00%, 8/1/2040	3,141	3,218
Pool # G06493, 4.50%, 5/1/2041	5,733	5,744
Pool # V80351, 3.00%, 8/1/2043	11,811	10,840
Pool # Q52834, 4.00%, 12/1/2047	1,257	1,203
Pool # Z40179, 4.00%, 7/1/2048	20,447	19,632
Pool # Q57995, 5.00%, 8/1/2048	3,136	3,190
Pool # Q61104, 4.00%, 1/1/2049	1,091	1,047
Pool # Q61107, 4.00%, 1/1/2049	2,237	2,147
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	50,852	46,198
Pool # P20570, 7.00%, 7/1/2029	5	5
Pool # G20027, 10.00%, 10/1/2030	6	6
Pool # B90491, 7.50%, 1/1/2032	196	200
Pool # WA3237, 3.55%, 11/1/2032	25,533	24,154
Pool # WA1630, 4.15%, 11/1/2032	6,862	6,760
Pool # U80192, 3.50%, 2/1/2033	772	747
Pool # U80342, 3.50%, 5/1/2033	591	572
Pool # U80345, 3.50%, 5/1/2033	2,327	2,263
Pool # WN3233, 3.19%, 7/1/2033	61,700	57,031
Pool # WN3225, 3.80%, 10/1/2034	20,000	18,945
Pool # P50523, 6.50%, 12/1/2035	41	40
Pool # H05030, 6.00%, 11/1/2036	43	43
Pool # L10291, 6.50%, 11/1/2036	654	675
Pool # P51353, 6.50%, 11/1/2036	510	524
Pool # P50595, 6.50%, 12/1/2036	895	933
Pool # P51361, 6.50%, 12/1/2036	426	441
Pool # G20028, 7.50%, 12/1/2036	575	590
Pool # P50531, 6.50%, 1/1/2037	20	20
Pool # P50536, 6.50%, 2/1/2037	12	12
Pool # WA3186, 3.86%, 4/1/2037	2,051	1,935
Pool # P50556, 6.50%, 6/1/2037	24	24
Pool # U90690, 3.50%, 6/1/2042	7,397	6,963
Pool # U90975, 4.00%, 6/1/2042	5,760	5,599
Pool # T65101, 4.00%, 10/1/2042	151	143
Pool # U90402, 3.50%, 11/1/2042	622	586
Pool # U90673, 4.00%, 1/1/2043	780	758
Pool # U91192, 4.00%, 4/1/2043	1,107	1,076
Pool # U91488, 3.50%, 5/1/2043	851	801
Pool # U99051, 3.50%, 6/1/2043	2,313	2,177
Pool # U99134, 4.00%, 1/1/2046	26,794	26,045
Pool # U69030, 4.50%, 1/1/2046	9,054	9,027
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FHLMC UMBS, 20 Year Pool # SC0104, 3.50%, 8/1/2035	6,672	6,487
FHLMC UMBS, 30 Year
Pool # QG5005, 3.00%, 6/1/2048	9,971	9,025
Pool # ZT2236, 4.00%, 6/1/2048	16,022	15,359
Pool # ZT2212, 4.00%, 9/1/2048	3,690	3,537
Pool # QA0149, 4.00%, 6/1/2049	3,121	3,002
Pool # QA2578, 3.50%, 9/1/2049	1,204	1,121
Pool # RA2008, 4.00%, 1/1/2050	11,786	11,304
Pool # RA2282, 4.00%, 1/1/2050	7,180	7,006
Pool # QA7351, 3.00%, 2/1/2050	6,536	5,902
Pool # QB0704, 2.50%, 6/1/2050	9,782	8,353
Pool # QB1571, 2.50%, 7/1/2050	10,441	8,916
Pool # SD8089, 2.50%, 7/1/2050	83,846	72,499
Pool # QB2879, 2.50%, 8/1/2050	2,441	2,085
Pool # QB7670, 2.50%, 1/1/2051	4,978	4,245
Pool # QB8840, 2.50%, 2/1/2051	8,009	6,829
Pool # SD4044, 2.50%, 2/1/2051	36,124	31,360
Pool # QC2061, 2.00%, 5/1/2051	15,793	13,108
Pool # SD8152, 3.00%, 6/1/2051	11,895	10,671
Pool # RA6135, 2.50%, 10/1/2051	17,218	14,911
Pool # RA6228, 2.50%, 11/1/2051	17,551	15,122
Pool # RA6222, 3.00%, 11/1/2051	16,724	14,882
Pool # RA6459, 2.50%, 12/1/2051	29,091	24,806
Pool # RA6606, 3.00%, 1/1/2052	21,555	19,330
Pool # SD1076, 3.00%, 1/1/2052	11,515	10,345
Pool # SD5768, 3.00%, 1/1/2052	13,592	12,240
Pool # RA6815, 2.50%, 2/1/2052	6,694	5,757
Pool # RA6702, 3.00%, 2/1/2052	43,058	38,191
Pool # SD3952, 2.50%, 3/1/2052	45,064	39,007
Pool # SD7554, 2.50%, 4/1/2052	62,723	54,363
Pool # SD8212, 2.50%, 5/1/2052	71,562	61,172
Pool # SD3362, 3.00%, 5/1/2052	25,047	22,361
Pool # RA7468, 4.00%, 6/1/2052	30,419	28,899
Pool # SD1365, 4.00%, 7/1/2052	56,152	53,332
Pool # RA7683, 5.00%, 7/1/2052	23,628	23,513
Pool # SD1725, 4.00%, 10/1/2052	81,045	77,000
Pool # SD1713, 5.00%, 10/1/2052	34,639	34,648
Pool # SD2394, 4.50%, 11/1/2052	13,462	13,113
Pool # SD2355, 4.50%, 12/1/2052	11,497	11,199
Pool # RA8766, 5.00%, 3/1/2053	23,626	23,482
Pool # SD3567, 4.50%, 5/1/2053	18,721	18,236
Pool # RA9259, 5.00%, 6/1/2053	25,409	25,298
FNMA
Pool # 54844, ARM, 4.54%, 9/1/2027 (d)	5	5
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 303532, ARM, 4.61%, 3/1/2029 (d)	3	3
Pool # 555732, ARM, 7.35%, 8/1/2033 (d)	91	93
Pool # 658481, ARM, 6.74%, 9/1/2033 (d)	170	169
Pool # 746299, ARM, 7.11%, 9/1/2033 (d)	34	35
Pool # 743546, ARM, 5.73%, 11/1/2033 (d)	160	160
Pool # 766610, ARM, 5.93%, 1/1/2034 (d)	13	13
Pool # 777132, ARM, 7.30%, 6/1/2034 (d)	129	133
Pool # 782306, ARM, 6.17%, 7/1/2034 (d)	3	3
Pool # 800422, ARM, 6.46%, 8/1/2034 (d)	98	97
Pool # 790235, ARM, 7.36%, 8/1/2034 (d)	46	47
Pool # 790964, ARM, 7.40%, 9/1/2034 (d)	5	5
Pool # 794792, ARM, 6.42%, 10/1/2034 (d)	31	31
Pool # 896463, ARM, 7.20%, 10/1/2034 (d)	81	84
Pool # 799912, ARM, 5.99%, 11/1/2034 (d)	13	14
Pool # 781563, ARM, 6.12%, 11/1/2034 (d)	18	18
Pool # 809319, ARM, 5.90%, 1/1/2035 (d)	30	30
Pool # 810896, ARM, 7.17%, 1/1/2035 (d)	402	407
Pool # 816594, ARM, 7.25%, 2/1/2035 (d)	15	15
Pool # 820602, ARM, 6.36%, 3/1/2035 (d)	49	49
Pool # 745862, ARM, 7.04%, 4/1/2035 (d)	83	86
Pool # 821378, ARM, 7.04%, 5/1/2035 (d)	37	37
Pool # 823660, ARM, 7.10%, 5/1/2035 (d)	24	24
Pool # 888605, ARM, 6.45%, 7/1/2035 (d)	1	1
Pool # 832801, ARM, 6.79%, 9/1/2035 (d)	22	22
Pool # 851432, ARM, 7.30%, 10/1/2035 (d)	205	211
Pool # 745445, ARM, 6.53%, 1/1/2036 (d)	74	77
Pool # 849251, ARM, 7.08%, 1/1/2036 (d)	288	293
Pool # 920340, ARM, 7.25%, 2/1/2036 (d)	29	29
Pool # 920843, ARM, 7.61%, 3/1/2036 (d)	590	611
Pool # 868952, ARM, 7.14%, 5/1/2036 (d)	11	12
Pool # 884066, ARM, 7.66%, 6/1/2036 (d)	65	66
Pool # 872825, ARM, 7.71%, 6/1/2036 (d)	230	235
Pool # 892868, ARM, 7.52%, 7/1/2036 (d)	110	111
Pool # 884722, ARM, 7.12%, 8/1/2036 (d)	18	19
Pool # 886558, ARM, 7.52%, 8/1/2036 (d)	285	292
Pool # 745784, ARM, 7.63%, 8/1/2036 (d)	87	88
Pool # 893580, ARM, 5.82%, 9/1/2036 (d)	42	43
Pool # 894452, ARM, 6.07%, 9/1/2036 (d)	98	99
Pool # 920547, ARM, 6.10%, 9/1/2036 (d)	159	161
Pool # 898179, ARM, 6.80%, 9/1/2036 (d)	134	135
Pool # 886772, ARM, 7.48%, 9/1/2036 (d)	149	152
Pool # 894239, ARM, 6.18%, 10/1/2036 (d)	111	112
Pool # 900197, ARM, 6.32%, 10/1/2036 (d)	322	329
Pool # 900191, ARM, 7.10%, 10/1/2036 (d)	144	146
Pool # 902818, ARM, 6.20%, 11/1/2036 (d)	2	2
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	23

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 902955, ARM, 6.04%, 12/1/2036 (d)	198	200
Pool # 888184, ARM, 6.02%, 1/1/2037 (d)	69	70
Pool # 920954, ARM, 7.15%, 1/1/2037 (d)	129	132
Pool # 913984, ARM, 7.18%, 2/1/2037 (d)	141	142
Pool # 915645, ARM, 7.25%, 2/1/2037 (d)	79	80
Pool # 888307, ARM, 6.33%, 4/1/2037 (d)	56	57
Pool # 995919, ARM, 6.91%, 7/1/2037 (d)	173	177
Pool # 948208, ARM, 7.04%, 7/1/2037 (d)	115	116
Pool # 938346, ARM, 7.56%, 7/1/2037 (d)	128	129
Pool # 945032, ARM, 8.15%, 8/1/2037 (d)	264	271
Pool # 946362, ARM, 6.01%, 9/1/2037 (d)	25	25
Pool # 952835, ARM, 6.81%, 9/1/2037 (d)	61	63
Pool # 946260, ARM, 7.66%, 9/1/2037 (d)	32	32
Pool # AD0085, ARM, 6.36%, 11/1/2037 (d)	261	262
Pool # 995108, ARM, 6.69%, 11/1/2037 (d)	101	104
Pool # AD0179, ARM, 6.83%, 12/1/2037 (d)	309	320
Pool # 966946, ARM, 6.28%, 1/1/2038 (d)	10	10
FNMA UMBS, 15 Year Pool # FM3386, 3.50%, 7/1/2034	783	770
FNMA UMBS, 20 Year
Pool # 888656, 6.50%, 4/1/2025	—	—
Pool # AE0096, 5.50%, 7/1/2025	1	1
Pool # 256311, 6.00%, 7/1/2026	28	29
Pool # 256352, 6.50%, 8/1/2026	57	59
Pool # 256803, 6.00%, 7/1/2027	49	50
Pool # 256962, 6.00%, 11/1/2027	31	31
Pool # 257007, 6.00%, 12/1/2027	92	94
Pool # 257048, 6.00%, 1/1/2028	159	162
Pool # 890222, 6.00%, 10/1/2028	106	108
Pool # AE0049, 6.00%, 9/1/2029	71	72
Pool # AO7761, 3.50%, 7/1/2032	346	338
Pool # MA1138, 3.50%, 8/1/2032	2,180	2,123
Pool # AL6238, 4.00%, 1/1/2035	6,003	5,912
FNMA UMBS, 30 Year
Pool # 303031, 7.50%, 10/1/2024	—	—
Pool # 308499, 8.50%, 5/1/2025	—	—
Pool # 689977, 8.00%, 3/1/2027	13	13
Pool # 695533, 8.00%, 6/1/2027	14	14
Pool # 313687, 7.00%, 9/1/2027	1	1
Pool # 755973, 8.00%, 11/1/2028	45	46
Pool # 455759, 6.00%, 12/1/2028	5	5
Pool # 252211, 6.00%, 1/1/2029	7	7
Pool # 459097, 7.00%, 1/1/2029	1	1
Pool # 889020, 6.50%, 11/1/2029	864	890
Pool # 598559, 6.50%, 8/1/2031	44	46
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 679886, 6.50%, 2/1/2032	148	153
Pool # 682078, 5.50%, 11/1/2032	224	229
Pool # 675555, 6.00%, 12/1/2032	62	64
Pool # AL0045, 6.00%, 12/1/2032	409	424
Pool # 683351, 5.50%, 2/1/2033	5	5
Pool # 357363, 5.50%, 3/1/2033	225	229
Pool # 674349, 6.00%, 3/1/2033	22	23
Pool # 688625, 6.00%, 3/1/2033	8	9
Pool # 695584, 6.00%, 3/1/2033	3	3
Pool # 254693, 5.50%, 4/1/2033	158	161
Pool # 702901, 6.00%, 5/1/2033	55	56
Pool # 720576, 5.00%, 6/1/2033	34	35
Pool # 995656, 7.00%, 6/1/2033	226	235
Pool # 723852, 5.00%, 7/1/2033	52	53
Pool # 729296, 5.00%, 7/1/2033	49	50
Pool # 720155, 5.50%, 7/1/2033	30	30
Pool # 729379, 6.00%, 8/1/2033	18	19
Pool # AA0917, 5.50%, 9/1/2033	582	594
Pool # 737825, 6.00%, 9/1/2033	39	40
Pool # 750977, 4.50%, 11/1/2033	36	36
Pool # 725027, 5.00%, 11/1/2033	127	129
Pool # 755109, 5.50%, 11/1/2033	12	12
Pool # 753174, 4.00%, 12/1/2033	179	174
Pool # 725017, 5.50%, 12/1/2033	280	289
Pool # 759424, 5.50%, 1/1/2034	30	31
Pool # 751341, 5.50%, 3/1/2034	33	34
Pool # 770405, 5.00%, 4/1/2034	306	312
Pool # 776708, 5.00%, 5/1/2034	123	125
Pool # AC1317, 4.50%, 9/1/2034	58	57
Pool # 888568, 5.00%, 12/1/2034	91	92
Pool # 810663, 5.00%, 1/1/2035	56	57
Pool # 995003, 7.50%, 1/1/2035	85	88
Pool # 995156, 7.50%, 3/1/2035	107	111
Pool # 735503, 6.00%, 4/1/2035	289	302
Pool # 827776, 5.00%, 7/1/2035	34	35
Pool # 820347, 5.00%, 9/1/2035	200	203
Pool # 745148, 5.00%, 1/1/2036	142	145
Pool # 888417, 6.50%, 1/1/2036	624	643
Pool # 745275, 5.00%, 2/1/2036	111	113
Pool # 833629, 7.00%, 3/1/2036	8	8
Pool # 745418, 5.50%, 4/1/2036	203	209
Pool # 888016, 5.50%, 5/1/2036	270	279
Pool # 888209, 5.50%, 5/1/2036	175	180
Pool # 870770, 6.50%, 7/1/2036	22	23
Pool # 976871, 6.50%, 8/1/2036	477	493
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AA0922, 6.00%, 9/1/2036	968	1,008
Pool # 745948, 6.50%, 10/1/2036	116	122
Pool # AA1019, 6.00%, 11/1/2036	117	123
Pool # 888476, 7.50%, 5/1/2037	62	64
Pool # 928584, 6.50%, 8/1/2037	90	94
Pool # 945870, 6.50%, 8/1/2037	153	159
Pool # 986648, 6.00%, 9/1/2037	278	291
Pool # 928670, 7.00%, 9/1/2037	175	182
Pool # 888890, 6.50%, 10/1/2037	209	220
Pool # 888707, 7.50%, 10/1/2037	486	512
Pool # 888892, 7.50%, 11/1/2037	154	167
Pool # AL0662, 5.50%, 1/1/2038	333	341
Pool # 995505, 8.00%, 1/1/2038	10	11
Pool # 929331, 6.00%, 4/1/2038	74	76
Pool # 909236, 7.00%, 9/1/2038	252	266
Pool # 890268, 6.50%, 10/1/2038	253	263
Pool # 995149, 6.50%, 10/1/2038	981	1,022
Pool # 934591, 7.00%, 10/1/2038	264	278
Pool # AB2869, 6.00%, 11/1/2038	250	262
Pool # 991908, 7.00%, 11/1/2038	210	223
Pool # 995504, 7.50%, 11/1/2038	124	130
Pool # 257510, 7.00%, 12/1/2038	687	730
Pool # AD0753, 7.00%, 1/1/2039	933	984
Pool # AD0780, 7.50%, 4/1/2039	603	643
Pool # AC2948, 5.00%, 9/1/2039	406	415
Pool # AC3740, 5.50%, 9/1/2039	152	156
Pool # AC7296, 5.50%, 12/1/2039	222	229
Pool # AD7790, 5.00%, 8/1/2040	2,121	2,171
Pool # AD9151, 5.00%, 8/1/2040	782	801
Pool # AL2059, 4.00%, 6/1/2042	5,332	5,225
Pool # AB9017, 3.00%, 4/1/2043	7,937	7,276
Pool # AT5891, 3.00%, 6/1/2043	9,768	8,955
Pool # AB9860, 3.00%, 7/1/2043	7,168	6,571
Pool # AL7527, 4.50%, 9/1/2043	3,323	3,326
Pool # AL7496, 3.50%, 5/1/2044	14,234	13,493
Pool # AX9319, 3.50%, 12/1/2044	5,593	5,243
Pool # AL7380, 3.50%, 2/1/2045	8,462	8,022
Pool # AS6479, 3.50%, 1/1/2046	20,569	19,497
Pool # BM1213, 4.00%, 4/1/2047	7,362	7,102
Pool # BH7650, 4.00%, 9/1/2047	3,987	3,852
Pool # BM3500, 4.00%, 9/1/2047	23,252	22,692
Pool # BE8344, 4.00%, 11/1/2047	1,029	987
Pool # BJ7248, 4.00%, 12/1/2047	3,264	3,158
Pool # BE8349, 4.00%, 1/1/2048	1,881	1,803
Pool # BJ5756, 4.00%, 1/1/2048	4,041	3,858
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BJ7310, 4.00%, 1/1/2048	6,492	6,254
Pool # BJ8237, 4.00%, 1/1/2048	4,021	3,873
Pool # BJ8264, 4.00%, 1/1/2048	2,688	2,591
Pool # BM3375, 4.00%, 1/1/2048	4,967	4,806
Pool # BK1007, 4.00%, 2/1/2048	1,085	1,045
Pool # BK1134, 4.00%, 2/1/2048	3,922	3,760
Pool # BM3665, 4.00%, 3/1/2048	30,341	29,357
Pool # BE8366, 4.50%, 7/1/2048	3,586	3,541
Pool # BK7982, 5.00%, 7/1/2048	3,540	3,628
Pool # BN0271, 4.50%, 9/1/2048	904	891
Pool # BN1315, 4.50%, 9/1/2048	1,639	1,614
Pool # BN4733, 5.50%, 3/1/2049	239	247
Pool # BK8745, 4.50%, 4/1/2049	2,195	2,153
Pool # FM1939, 4.50%, 5/1/2049	11,023	10,824
Pool # BK8753, 4.50%, 6/1/2049	3,072	3,018
Pool # CA3713, 5.00%, 6/1/2049	1,714	1,724
Pool # BO2305, 4.00%, 7/1/2049	3,722	3,568
Pool # BO5607, 3.50%, 9/1/2049	2,494	2,326
Pool # BO1405, 4.00%, 9/1/2049	5,031	4,817
Pool # BO4392, 3.50%, 1/1/2050	3,864	3,612
Pool # BP5299, 3.50%, 3/1/2050	4,961	4,805
Pool # CA5702, 2.50%, 5/1/2050	45,142	39,123
Pool # CA5729, 3.00%, 5/1/2050	5,045	4,544
Pool # FM3671, 4.50%, 5/1/2050	5,341	5,388
Pool # CA6079, 2.50%, 6/1/2050	42,989	36,711
Pool # BK2746, 2.50%, 7/1/2050	18,644	15,921
Pool # BP9823, 2.50%, 7/1/2050	588	502
Pool # BP9948, 2.50%, 7/1/2050	1,056	902
Pool # CA6361, 2.50%, 7/1/2050	46,266	40,347
Pool # CA6708, 2.50%, 8/1/2050	30,076	26,240
Pool # FM4051, 2.50%, 8/1/2050	19,110	16,562
Pool # BQ2143, 2.50%, 9/1/2050	13,682	11,684
Pool # CA6989, 2.50%, 9/1/2050	64,306	55,984
Pool # FM4532, 3.00%, 9/1/2050	12,377	11,178
Pool # BQ1155, 2.50%, 10/1/2050	16,359	13,970
Pool # BQ7669, 2.50%, 10/1/2050	719	614
Pool # FS3599, 2.50%, 1/1/2051	88,134	76,135
Pool # BQ4516, 2.00%, 2/1/2051	7,709	6,353
Pool # CB0047, 3.00%, 4/1/2051	17,455	15,483
Pool # CB0458, 2.50%, 5/1/2051	31,148	26,898
Pool # CB0514, 2.50%, 5/1/2051	25,168	21,889
Pool # CB0674, 2.50%, 5/1/2051	47,061	40,562
Pool # FM8172, 3.00%, 5/1/2051	22,968	20,666
Pool # FM7916, 2.50%, 6/1/2051	20,351	17,649
Pool # FS5384, 2.50%, 6/1/2051	77,528	67,099
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	25

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # FM9523, 2.50%, 7/1/2051	13,778	12,085
Pool # CB1411, 3.00%, 8/1/2051	53,296	47,719
Pool # FM8817, 2.50%, 9/1/2051	46,048	39,971
Pool # BU0070, 2.50%, 10/1/2051	43,430	37,371
Pool # CB1901, 2.50%, 10/1/2051	39,943	34,810
Pool # FM9195, 2.50%, 10/1/2051	49,926	43,249
Pool # CB1878, 3.00%, 10/1/2051	9,312	8,326
Pool # MA4466, 2.50%, 11/1/2051	86,527	74,037
Pool # FS4645, 4.00%, 11/1/2051	16,551	15,738
Pool # CB2297, 2.50%, 12/1/2051	16,497	14,273
Pool # FM9882, 2.50%, 12/1/2051	10,482	9,007
Pool # FS3611, 2.50%, 12/1/2051	6,625	5,741
Pool # FS2559, 3.00%, 12/1/2051	29,610	26,511
Pool # MA4494, 3.00%, 12/1/2051	6,506	5,813
Pool # FS4108, 4.00%, 12/1/2051	4,596	4,374
Pool # BU7561, 2.50%, 1/1/2052	21,327	18,414
Pool # CB2637, 2.50%, 1/1/2052	61,024	52,538
Pool # FS0196, 2.50%, 1/1/2052	66,353	56,580
Pool # BV0492, 3.00%, 1/1/2052	9,828	8,784
Pool # CB2664, 3.00%, 1/1/2052	6,438	5,770
Pool # CB2670, 3.00%, 1/1/2052	57,094	50,730
Pool # FS5731, 3.00%, 1/1/2052	31,291	27,965
Pool # BV3339, 2.50%, 2/1/2052	8,459	7,292
Pool # FS4284, 2.50%, 2/1/2052	49,840	42,977
Pool # MA4548, 2.50%, 2/1/2052	55,908	47,847
Pool # BV4133, 2.50%, 3/1/2052	48,997	42,077
Pool # CB3031, 2.50%, 3/1/2052	12,473	10,708
Pool # FS0882, 2.50%, 3/1/2052	45,645	39,678
Pool # FS4533, 2.50%, 3/1/2052	6,576	5,697
Pool # FS5446, 2.50%, 3/1/2052	47,685	41,038
Pool # FS0957, 3.00%, 3/1/2052	33,973	30,200
Pool # FS2246, 3.00%, 3/1/2052	39,222	35,428
Pool # FS4393, 3.00%, 3/1/2052	14,442	12,845
Pool # BV5360, 2.50%, 4/1/2052	54,195	46,524
Pool # FS7697, 2.50%, 4/1/2052	35,535	30,752
Pool # CB3360, 3.00%, 4/1/2052	8,524	7,574
Pool # FS6301, 3.00%, 4/1/2052	17,734	15,887
Pool # BU8924, 3.50%, 4/1/2052	24,248	22,350
Pool # CB3378, 4.00%, 4/1/2052	24,645	23,415
Pool # BV7119, 4.50%, 4/1/2052	986	960
Pool # BV7121, 4.50%, 4/1/2052	1,133	1,108
Pool # BV7122, 4.50%, 4/1/2052	3,340	3,251
Pool # BV7124, 4.50%, 4/1/2052	1,158	1,135
Pool # BV8375, 4.00%, 5/1/2052	16,686	15,844
Pool # CB3629, 4.00%, 5/1/2052	40,800	38,766
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # FS1669, 4.00%, 5/1/2052	27,788	26,914
Pool # BV7111, 4.50%, 5/1/2052	1,381	1,350
Pool # BV7133, 4.50%, 5/1/2052	848	831
Pool # FS2773, 2.50%, 6/1/2052	11,077	9,596
Pool # CB3786, 4.00%, 6/1/2052	33,449	31,740
Pool # FS8358, 3.50%, 8/1/2052	22,503	20,739
Pool # FS4076, 4.00%, 8/1/2052	17,368	16,558
Pool # CB4587, 4.50%, 9/1/2052	18,430	17,945
Pool # CB4628, 5.00%, 9/1/2052	81,917	81,481
Pool # FS2982, 5.00%, 9/1/2052	25,203	25,083
Pool # CB4642, 6.00%, 9/1/2052	17,019	17,419
Pool # FS3977, 4.50%, 11/1/2052	2,886	2,812
Pool # CB5267, 4.50%, 12/1/2052	19,349	18,888
Pool # CB5412, 4.00%, 1/1/2053	6,662	6,326
Pool # CB5666, 4.00%, 2/1/2053	42,959	40,807
Pool # CB5896, 5.00%, 3/1/2053	21,978	21,888
Pool # CB5898, 5.00%, 3/1/2053	19,062	18,990
Pool # CB6313, 5.00%, 5/1/2053	15,791	15,746
Pool # BX4395, 5.50%, 5/1/2053	8,630	8,715
Pool # BY4714, 5.00%, 6/1/2053	134,121	133,149
Pool # BY4776, 5.00%, 7/1/2053	91,042	90,382
Pool # BY4770, 5.50%, 7/1/2053	17,253	17,421
Pool # BY4775, 5.50%, 7/1/2053	12,054	12,142
Pool # BY7101, 5.50%, 8/1/2053	6,385	6,447
Pool # BY7130, 6.00%, 9/1/2053	9,859	10,075
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	—	—
Pool # 252409, 6.50%, 3/1/2029	31	31
Pool # 653815, 7.00%, 2/1/2033	5	5
Pool # 752786, 6.00%, 9/1/2033	52	52
Pool # CA3029, 4.00%, 1/1/2049	4,709	4,496
Pool # CA5105, 3.50%, 2/1/2050	6,693	6,168
FNMA, Other
Pool # AM7654, 2.86%, 1/1/2025	5,811	5,747
Pool # 470300, 3.64%, 1/1/2025	4,274	4,238
Pool # AM8846, 2.68%, 5/1/2025	5,483	5,386
Pool # AM9149, 2.63%, 6/1/2025	5,701	5,591
Pool # AM9548, 3.17%, 8/1/2025	6,699	6,588
Pool # AM4660, 3.77%, 12/1/2025	4,833	4,772
Pool # AN0767, 3.18%, 1/1/2026	7,534	7,384
Pool # AN1590, 2.40%, 5/1/2026	8,413	8,133
Pool # AN1413, 2.49%, 5/1/2026	19,850	19,205
Pool # AN1497, 2.61%, 6/1/2026	11,034	10,692
Pool # AN1243, 2.64%, 6/1/2026	7,998	7,743
Pool # AN1247, 2.64%, 6/1/2026	9,848	9,530
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 468645, 4.54%, 7/1/2026	1,980	1,986
Pool # AN2367, 2.46%, 8/1/2026	5,763	5,565
Pool # 468927, 4.77%, 8/1/2026	4,787	4,819
Pool # AM6448, 3.25%, 9/1/2026	8,894	8,715
Pool # AM7117, 3.14%, 12/1/2026	17,423	17,012
Pool # AM7262, 3.19%, 12/1/2026	15,235	14,877
Pool # AM7011, 3.22%, 12/1/2026	2,581	2,524
Pool # FN0029, 4.48%, 12/1/2026 (d)	4,364	4,378
Pool # AM8008, 2.94%, 2/1/2027	10,867	10,539
Pool # AM7515, 3.34%, 2/1/2027	16,000	15,614
Pool # AM8803, 2.78%, 6/1/2027	3,685	3,554
Pool # AM9087, 3.00%, 6/1/2027	15,595	15,126
Pool # AM9170, 3.00%, 6/1/2027	4,119	3,996
Pool # AM9345, 3.25%, 7/1/2027	6,955	6,778
Pool # AN7048, 2.90%, 10/1/2027	6,101	5,880
Pool # AM1469, 2.96%, 11/1/2027	3,389	3,277
Pool # AN7669, 2.83%, 12/1/2027	18,929	18,173
Pool # AN8114, 3.00%, 1/1/2028	7,331	7,072
Pool # AN8048, 3.08%, 1/1/2028	43,775	42,563
Pool # AN7943, 3.10%, 1/1/2028	14,062	13,585
Pool # BS8221, 4.56%, 5/1/2028	10,254	10,357
Pool # AN1600, 2.59%, 6/1/2028	5,856	5,586
Pool # AN9686, 3.52%, 6/1/2028	39,821	38,840
Pool # AN9486, 3.57%, 6/1/2028	26,020	25,320
Pool # AN2005, 2.73%, 7/1/2028	9,237	8,739
Pool # 387806, 3.55%, 8/1/2028	15,062	14,696
Pool # 109782, 3.55%, 9/1/2028	40,871	39,928
Pool # BL0919, 3.82%, 9/1/2028	17,952	17,687
Pool # BS8383, 4.62%, 11/1/2028	7,514	7,632
Pool # BS8384, 4.62%, 11/1/2028	5,246	5,328
Pool # BL1040, 3.81%, 12/1/2028	42,090	41,426
Pool # BL0907, 3.88%, 12/1/2028	11,997	11,782
Pool # BL1435, 3.53%, 1/1/2029	22,931	22,359
Pool # BS8376, 4.60%, 5/1/2029	9,263	9,408
Pool # BL4317, 2.27%, 9/1/2029	4,428	4,072
Pool # BS6615, 3.50%, 9/1/2029	14,504	14,079
Pool # BS6621, 3.50%, 9/1/2029	32,089	31,092
Pool # AN6846, 2.93%, 10/1/2029	12,895	12,151
Pool # BS6739, 3.82%, 10/1/2029	45,001	44,311
Pool # BL4333, 2.52%, 11/1/2029	39,797	36,871
Pool # AM8123, 2.92%, 2/1/2030	7,306	6,893
Pool # AM7785, 3.17%, 2/1/2030	5,626	5,370
Pool # AM7516, 3.55%, 2/1/2030	13,000	12,596
Pool # BS7388, 4.82%, 3/1/2030	10,490	10,776
Pool # AM8692, 3.03%, 4/1/2030	25,000	23,498
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # AM8544, 3.08%, 4/1/2030	13,947	13,233
Pool # BS8225, 4.41%, 4/1/2030	15,540	15,661
Pool # AM8889, 2.92%, 5/1/2030	11,320	10,571
Pool # AM8151, 2.94%, 5/1/2030	11,742	11,038
Pool # AN9154, 3.64%, 5/1/2030	3,901	3,803
Pool # BS7669, 4.75%, 5/1/2030	8,177	8,377
Pool # AM9020, 2.97%, 6/1/2030	7,176	6,760
Pool # BS8461, 4.27%, 6/1/2030	22,856	22,916
Pool # BS7678, 4.75%, 6/1/2030	8,500	8,710
Pool # BS8846, 4.09%, 7/1/2030	34,350	34,063
Pool # BS7681, 4.75%, 7/1/2030	4,758	4,876
Pool # BZ1291, 4.82%, 8/1/2030	15,307	15,745
Pool # AN9293, 3.71%, 9/1/2030	60,000	58,450
Pool # BS8736, 4.37%, 10/1/2030	9,244	9,293
Pool # BL9494, 1.46%, 12/1/2030	10,000	8,457
Pool # BS8375, 4.66%, 1/1/2031	9,425	9,608
Pool # BS7921, 4.77%, 1/1/2031	9,208	9,451
Pool # BZ0423, 4.31%, 2/1/2031	38,469	38,439
Pool # BZ0424, 4.31%, 2/1/2031	19,031	19,016
Pool # BS8377, 4.66%, 2/1/2031	1,184	1,207
Pool # BS9557, 5.23%, 2/1/2031	7,554	7,890
Pool # AH9683, 5.00%, 4/1/2031	196	198
Pool # BS2035, 1.84%, 6/1/2031	33,900	29,283
Pool # AN1829, 2.90%, 6/1/2031	6,918	6,414
Pool # BS2422, 1.67%, 7/1/2031	36,050	30,444
Pool # BS8341, 4.62%, 7/1/2031	2,966	3,013
Pool # BL3298, 2.86%, 8/1/2031	7,000	6,461
Pool # BS9623, 4.91%, 8/1/2031	5,203	5,349
Pool # BL4310, 2.35%, 10/1/2031	10,944	9,776
Pool # AN2625, 2.50%, 10/1/2031	9,116	8,201
Pool # AN2513, 2.63%, 10/1/2031	25,000	22,432
Pool # BS4338, 1.82%, 1/1/2032	26,665	22,637
Pool # BS4124, 1.94%, 1/1/2032	11,351	9,849
Pool # BS4030, 1.96%, 1/1/2032	20,000	17,220
Pool # BS3869, 2.00%, 1/1/2032	36,000	30,840
Pool # BS4650, 2.02%, 1/1/2032	7,541	6,510
Pool # BS4396, 2.05%, 1/1/2032	10,000	8,587
Pool # BS4200, 2.05%, 2/1/2032	34,650	29,681
Pool # BM7037, 1.75%, 3/1/2032 (d)	103,126	87,273
Pool # BL5789, 2.40%, 3/1/2032	12,408	11,014
Pool # BS5204, 2.50%, 4/1/2032	6,186	5,503
Pool # BS5130, 2.55%, 4/1/2032	46,934	42,080
Pool # BS5069, 2.73%, 4/1/2032	2,469	2,213
Pool # AN5065, 3.34%, 4/1/2032	26,680	24,991
Pool # BS5330, 2.85%, 5/1/2032	14,317	12,972
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	27

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS5298, 3.07%, 5/1/2032	36,743	33,799
Pool # BS5907, 3.54%, 6/1/2032	10,756	10,182
Pool # BS6033, 3.97%, 7/1/2032	2,081	2,033
Pool # BS6193, 4.12%, 7/1/2032	7,871	7,767
Pool # BS6194, 4.13%, 7/1/2032	3,899	3,854
Pool # BS6301, 3.67%, 8/1/2032	19,145	18,288
Pool # BS6258, 3.70%, 8/1/2032	3,310	3,169
Pool # BS6409, 3.88%, 8/1/2032	2,206	2,130
Pool # BS6288, 3.89%, 8/1/2032	11,223	10,924
Pool # BS6597, 3.67%, 9/1/2032	13,781	13,086
Pool # BS6305, 3.68%, 9/1/2032	54,320	51,908
Pool # BS6316, 3.76%, 9/1/2032	20,000	19,221
Pool # BS6339, 3.80%, 9/1/2032	65,061	62,535
Pool # BS6381, 3.89%, 9/1/2032	22,000	21,292
Pool # BS6159, 3.92%, 9/1/2032	6,000	5,832
Pool # BS6845, 4.22%, 10/1/2032	43,000	42,681
Pool # BS6915, 4.60%, 10/1/2032	36,000	36,395
Pool # BS8968, 4.73%, 10/1/2032	15,496	15,855
Pool # BM7110, 3.88%, 11/1/2032 (d)	27,832	27,037
Pool # BS6840, 4.18%, 11/1/2032	8,255	8,171
Pool # BS6841, 4.18%, 11/1/2032	11,615	11,492
Pool # BS6995, 4.18%, 11/1/2032	19,825	19,615
Pool # BS6868, 4.61%, 11/1/2032	7,463	7,593
Pool # BS9560, 5.30%, 11/1/2032	4,300	4,531
Pool # AQ7084, 3.50%, 12/1/2032	834	810
Pool # BS7083, 4.59%, 12/1/2032	34,142	34,673
Pool # BS7019, 4.60%, 12/1/2032	33,325	33,891
Pool # BS7298, 4.86%, 12/1/2032	7,000	7,241
Pool # BS7320, 4.88%, 12/1/2032	14,287	14,707
Pool # 650236, 5.00%, 12/1/2032	3	3
Pool # BS7303, 5.34%, 12/1/2032	10,828	11,454
Pool # BS7496, 4.33%, 1/1/2033	12,054	12,054
Pool # BS7558, 4.40%, 1/1/2033	15,134	15,168
Pool # BS7595, 4.46%, 1/1/2033	9,381	9,450
Pool # BS7147, 4.95%, 1/1/2033	10,746	11,084
Pool # AR7484, 3.50%, 2/1/2033	1,485	1,443
Pool # BS7843, 3.90%, 2/1/2033	60,000	58,049
Pool # BS7775, 4.14%, 3/1/2033	8,725	8,597
Pool # BS8110, 4.30%, 3/1/2033	44,672	44,388
Pool # BS7786, 4.24%, 4/1/2033	38,714	38,462
Pool # BS8223, 4.50%, 4/1/2033	6,368	6,425
Pool # BS8146, 4.55%, 4/1/2033	49,498	49,516
Pool # BS8055, 4.71%, 4/1/2033	14,699	15,049
Pool # BS8185, 4.17%, 5/1/2033	13,528	13,348
Pool # BS8213, 4.22%, 5/1/2033	18,312	18,186
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BS8546, 4.37%, 5/1/2033	32,295	32,340
Pool # BS8284, 4.43%, 5/1/2033	8,651	8,684
Pool # BS8610, 4.48%, 5/1/2033	4,615	4,649
Pool # BS8247, 4.53%, 5/1/2033	3,900	3,943
Pool # BS8609, 4.53%, 5/1/2033	6,149	6,217
Pool # AT7117, 3.50%, 6/1/2033	624	606
Pool # BS8756, 4.14%, 6/1/2033	18,345	18,069
Pool # BS8644, 4.32%, 6/1/2033	22,338	22,301
Pool # BS8661, 4.34%, 6/1/2033	4,663	4,658
Pool # BS8665, 4.34%, 6/1/2033	5,025	5,022
Pool # BS8571, 4.43%, 6/1/2033	6,239	6,256
Pool # AN6000, 3.21%, 7/1/2033	9,364	8,642
Pool # AN9695, 3.67%, 7/1/2033	32,550	30,918
Pool # AN9496, 3.75%, 7/1/2033	24,000	22,922
Pool # AN9950, 3.89%, 7/1/2033	8,721	8,349
Pool # BS9089, 4.51%, 7/1/2033	31,800	32,067
Pool # BS8883, 4.58%, 7/1/2033	35,052	35,529
Pool # BS2642, 1.85%, 8/1/2033	9,225	7,629
Pool # BS3169, 1.82%, 9/1/2033	6,842	5,588
Pool # BS9470, 4.45%, 10/1/2033	17,758	17,821
Pool # BS9471, 4.45%, 10/1/2033	16,368	16,426
Pool # BS9185, 4.51%, 10/1/2033	26,043	26,258
Pool # BS9182, 4.52%, 10/1/2033	29,035	29,291
Pool # BS3315, 1.82%, 11/1/2033	10,924	8,845
Pool # BZ0419, 4.25%, 1/1/2034	21,000	20,781
Pool # BS4824, 2.50%, 2/1/2034	60,280	51,527
Pool # BZ0430, 4.32%, 2/1/2034	40,000	39,774
Pool # 810997, 5.50%, 10/1/2034	87	86
Pool # AM7122, 3.61%, 11/1/2034	4,888	4,654
Pool # BL5976, 2.49%, 4/1/2035	22,962	19,159
Pool # AM8474, 3.45%, 4/1/2035	4,409	4,136
Pool # AM8475, 3.45%, 4/1/2035	1,788	1,678
Pool # BL6315, 2.20%, 5/1/2035	5,081	4,129
Pool # AM9188, 3.12%, 6/1/2035	23,000	20,745
Pool # BL7110, 1.76%, 7/1/2035	12,500	9,880
Pool # AM9532, 3.63%, 10/1/2035	3,346	3,172
Pool # BS5413, 3.41%, 12/1/2035	10,250	9,255
Pool # AN0375, 3.76%, 12/1/2035	5,280	5,052
Pool # 256051, 5.50%, 12/1/2035	67	68
Pool # 256128, 6.00%, 2/1/2036	12	12
Pool # 880219, 7.00%, 2/1/2036	55	57
Pool # 920934, 6.50%, 1/1/2037	249	254
Pool # 888408, 6.00%, 3/1/2037	184	186
Pool # 888373, 7.00%, 3/1/2037	27	28
Pool # 888412, 7.00%, 4/1/2037	21	21
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS5648, 3.87%, 6/1/2037	10,561	9,880
Pool # BS5650, 3.87%, 6/1/2037	14,180	13,266
Pool # BS5761, 3.87%, 6/1/2037	10,964	10,257
Pool # 995783, 8.00%, 11/1/2037	70	73
Pool # 257209, 5.50%, 5/1/2038	78	79
Pool # MA0127, 5.50%, 6/1/2039	113	114
Pool # AL2606, 4.00%, 3/1/2042	198	190
Pool # AO7225, 4.00%, 7/1/2042	1,288	1,250
Pool # AO9352, 4.00%, 7/1/2042	1,589	1,542
Pool # AO9353, 4.00%, 7/1/2042	1,850	1,795
Pool # MA1125, 4.00%, 7/1/2042	1,116	1,084
Pool # MA1178, 4.00%, 9/1/2042	6,390	6,204
Pool # MA1213, 3.50%, 10/1/2042	2,820	2,652
Pool # MA1251, 3.50%, 11/1/2042	7,260	6,826
Pool # MA1253, 4.00%, 11/1/2042	5,312	5,158
Pool # AR1397, 3.00%, 1/1/2043	5,592	5,157
Pool # MA1328, 3.50%, 1/1/2043	1,041	978
Pool # AQ9999, 3.00%, 2/1/2043	2,651	2,445
Pool # MA1373, 3.50%, 3/1/2043	1,731	1,628
Pool # MA1404, 3.50%, 4/1/2043	5,079	4,775
Pool # AB9096, 4.00%, 4/1/2043	520	505
Pool # AB9196, 3.50%, 5/1/2043	1,457	1,370
Pool # AT4051, 3.50%, 5/1/2043	685	644
Pool # MA1437, 3.50%, 5/1/2043	5,660	5,321
Pool # AT5914, 3.50%, 6/1/2043	3,440	3,234
Pool # MA1463, 3.50%, 6/1/2043	7,027	6,606
Pool # AB9704, 4.00%, 6/1/2043	1,250	1,216
Pool # MA1711, 4.50%, 12/1/2043	7,921	7,860
Pool # AL6167, 3.50%, 1/1/2044	3,745	3,521
Pool # MA1759, 4.00%, 1/1/2044	2,493	2,420
Pool # MA1760, 4.50%, 1/1/2044	2,315	2,297
Pool # AV9286, 4.00%, 2/1/2044	1,839	1,785
Pool # MA1800, 4.00%, 2/1/2044	1,550	1,505
Pool # MA1828, 4.50%, 3/1/2044	5,959	5,913
Pool # MA2429, 4.00%, 10/1/2045	1,748	1,697
Pool # MA2565, 4.00%, 3/1/2046	2,680	2,602
Pool # BM5835, 3.00%, 9/1/2047	9,398	8,495
Pool # AD0523, 6.00%, 11/1/2048	175	175
Pool # BF0131, 3.50%, 8/1/2056	38,255	35,115
Pool # BF0144, 3.50%, 10/1/2056	2,477	2,274
Pool # BF0690, 3.00%, 2/1/2057	9,102	8,186
Pool # BF0230, 5.50%, 1/1/2058	37,860	39,294
Pool # BF0341, 5.50%, 1/1/2059	15,953	16,281
Pool # BM7076, 4.00%, 4/1/2059	43,203	41,410
Pool # BM6734, 4.00%, 8/1/2059	30,758	29,332
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BF0464, 3.50%, 3/1/2060	45,547	41,581
Pool # BF0520, 3.00%, 1/1/2061	61,210	53,681
Pool # BM7075, 3.00%, 3/1/2061	66,604	58,405
Pool # BF0546, 2.50%, 7/1/2061	72,164	60,002
Pool # BF0562, 3.50%, 9/1/2061	53,039	48,024
Pool # BF0577, 2.50%, 12/1/2061	12,380	10,420
Pool # BF0590, 2.50%, 12/1/2061	17,382	14,248
Pool # BF0579, 3.00%, 12/1/2061	20,581	17,838
Pool # BF0583, 4.00%, 12/1/2061	28,529	26,744
Pool # BF0586, 5.00%, 12/1/2061	13,251	13,214
Pool # BF0617, 2.50%, 3/1/2062	81,944	67,347
Pool # BF0602, 3.00%, 3/1/2062	29,739	25,774
Pool # BF0603, 3.50%, 3/1/2062	20,323	18,553
Pool # BF0604, 3.50%, 3/1/2062	33,315	30,165
Pool # BF0605, 4.00%, 3/1/2062	16,307	15,215
Pool # BF0674, 2.50%, 4/1/2062	65,276	53,627
Pool # BF0759, 2.50%, 5/1/2062	61,286	50,349
Pool # BF0673, 2.50%, 6/1/2062	45,720	37,561
Pool # BF0654, 3.00%, 6/1/2062	34,930	30,273
Pool # BF0648, 3.50%, 6/1/2062	23,560	21,506
Pool # BF0655, 3.50%, 6/1/2062	43,595	39,469
Pool # BF0649, 4.00%, 6/1/2062	20,460	19,509
Pool # BF0677, 4.00%, 9/1/2062	46,500	43,591
Pool # BF0701, 3.50%, 12/1/2062	17,221	15,591
Pool # BF0733, 3.00%, 6/1/2063	32,142	28,053
Pool # BF0767, 4.00%, 9/1/2063	53,110	49,787
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 9/25/2054 (g)	442,495	377,305
TBA, 3.00%, 9/25/2054 (g)	109,069	96,750
GNMA I, 30 Year
Pool # 442119, 7.50%, 11/15/2026	1	1
Pool # 411829, 7.50%, 7/15/2027	3	3
Pool # 554108, 6.50%, 3/15/2028	19	19
Pool # 468236, 6.50%, 9/15/2028	25	25
Pool # 486537, 7.50%, 9/15/2028	7	7
Pool # 486631, 6.50%, 10/15/2028	2	2
Pool # 781328, 7.00%, 9/15/2031	210	221
Pool # 569568, 6.50%, 1/15/2032	184	190
Pool # 591882, 6.50%, 7/15/2032	13	14
Pool # 607645, 6.50%, 2/15/2033	47	48
Pool # 607724, 7.00%, 2/15/2033	34	35
Pool # 783123, 5.50%, 4/15/2033	1,079	1,125
Pool # 604209, 6.50%, 4/15/2033	38	39
Pool # 614546, 5.50%, 6/15/2033	9	9
Pool # 781614, 7.00%, 6/15/2033	70	74
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	29

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 781689, 5.50%, 12/15/2033	39	40
Pool # 632415, 5.50%, 7/15/2034	19	20
Pool # 574710, 5.50%, 9/15/2034	13	14
Pool # 782615, 7.00%, 6/15/2035	440	460
Pool # 782025, 6.50%, 12/15/2035	186	193
Pool # 617486, 7.00%, 4/15/2037	47	48
Pool # 782212, 7.50%, 10/15/2037	118	125
Pool # BI6868, 5.00%, 3/15/2049	1,900	1,933
Pool # BM1726, 5.00%, 3/15/2049	1,842	1,873
Pool # CO1894, 4.50%, 7/15/2052	7,386	7,469
Pool # CU0289, 6.50%, 6/15/2053	10,282	10,512
GNMA II
Pool # CE5521, ARM, 6.83%, 8/20/2071 (d)	12,524	12,991
Pool # CE5523, ARM, 6.95%, 8/20/2071 (d)	17,765	18,410
Pool # CE9356, ARM, 6.70%, 9/20/2071 (d)	8,655	8,889
Pool # CE5537, ARM, 6.81%, 9/20/2071 (d)	33,197	34,462
Pool # CE5533, ARM, 6.84%, 9/20/2071 (d)	38,262	39,709
Pool # CE5536, ARM, 6.88%, 9/20/2071 (d)	31,322	32,568
Pool # CE5544, ARM, 6.79%, 10/20/2071 (d)	35,701	37,005
Pool # CE5550, ARM, 6.82%, 10/20/2071 (d)	18,424	19,101
Pool # CE5552, ARM, 6.83%, 11/20/2071 (d)	35,840	37,177
Pool # CK2783, ARM, 6.81%, 2/20/2072 (d)	88,711	91,990
Pool # CK2789, ARM, 6.82%, 2/20/2072 (d)	33,888	35,159
Pool # CM0227, ARM, 6.84%, 2/20/2072 (d)	28,586	29,675
Pool # CM0228, ARM, 7.08%, 2/20/2072 (d)	20,374	21,329
Pool # CL8129, ARM, 6.75%, 3/20/2072 (d)	20,699	21,401
Pool # CK2802, ARM, 6.77%, 3/20/2072 (d)	26,872	27,847
Pool # CK2800, ARM, 6.81%, 3/20/2072 (d)	23,368	24,261
Pool # CK2794, ARM, 6.82%, 3/20/2072 (d)	45,778	47,516
Pool # CM0234, ARM, 6.82%, 3/20/2072 (d)	32,347	33,562
Pool # CK2791, ARM, 6.83%, 3/20/2072 (d)	42,239	43,879
Pool # CK2793, ARM, 6.83%, 3/20/2072 (d)	42,133	43,738
Pool # CM9946, ARM, 6.83%, 3/20/2072 (d)	18,120	18,799
Pool # CK2803, ARM, 6.77%, 4/20/2072 (d)	43,366	44,968
Pool # BL8377, ARM, 6.86%, 4/20/2072 (d)	36,811	38,336
Pool # CN0126, ARM, 6.84%, 5/20/2072 (d)	34,681	36,011
Pool # CN7634, ARM, 6.90%, 6/20/2072 (d)	28,170	29,412
Pool # 786250, ARM, 7.03%, 6/20/2072 (d)	39,079	41,070
Pool # CL8191, ARM, 6.99%, 7/20/2072 (d)	21,255	22,280
Pool # CO0363, ARM, 7.01%, 7/20/2072 (d)	29,568	31,087
GNMA II, 30 Year
Pool # 1989, 8.50%, 4/20/2025	—	—
Pool # 2141, 8.00%, 12/20/2025	—	—
Pool # 2234, 8.00%, 6/20/2026	1	1
Pool # 2270, 8.00%, 8/20/2026	1	1
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 2285, 8.00%, 9/20/2026	2	2
Pool # 2324, 8.00%, 11/20/2026	1	1
Pool # 2499, 8.00%, 10/20/2027	4	4
Pool # 2512, 8.00%, 11/20/2027	3	3
Pool # 2525, 8.00%, 12/20/2027	3	3
Pool # 2549, 7.50%, 2/20/2028	2	2
Pool # 2562, 6.00%, 3/20/2028	7	7
Pool # 2646, 7.50%, 9/20/2028	8	8
Pool # 2647, 8.00%, 9/20/2028	1	1
Pool # 2781, 6.50%, 7/20/2029	183	188
Pool # 4224, 7.00%, 8/20/2038	55	57
Pool # 4245, 6.00%, 9/20/2038	1,442	1,548
Pool # 783389, 6.00%, 8/20/2039	620	652
Pool # 783444, 5.50%, 9/20/2039	347	356
Pool # 783967, 4.25%, 12/20/2044	3,650	3,495
Pool # AK8791, 3.75%, 7/20/2045	1,224	1,164
Pool # BD0481, 4.00%, 12/20/2047	1,456	1,398
Pool # BD0484, 4.50%, 12/20/2047	4,999	4,903
Pool # BE0207, 4.50%, 2/20/2048	3,641	3,579
Pool # BE0208, 4.50%, 2/20/2048	4,950	4,873
Pool # BE5169, 4.50%, 2/20/2048	4,905	4,838
Pool # BA7567, 4.50%, 5/20/2048	1,570	1,533
Pool # BG6360, 5.00%, 5/20/2048	5,810	5,963
Pool # BF2574, 5.50%, 5/20/2048	128	133
Pool # BI0728, 5.00%, 7/20/2048	7,127	7,285
Pool # BD0551, 4.50%, 8/20/2048	1,898	1,880
Pool # BI5288, 5.00%, 8/20/2048	8,517	8,656
Pool # BI5289, 5.00%, 8/20/2048	11,875	12,130
Pool # AY2411, 4.25%, 9/20/2048	3,201	3,106
Pool # 784598, 5.00%, 9/20/2048	9,595	9,881
Pool # 784626, 4.50%, 10/20/2048	1,272	1,253
Pool # BK2586, 5.00%, 11/20/2048	1,256	1,269
Pool # BJ7082, 5.00%, 12/20/2048	501	504
Pool # BJ7085, 5.00%, 12/20/2048	1,034	1,056
Pool # BK7169, 5.00%, 12/20/2048	5,354	5,403
Pool # BK8878, 4.50%, 2/20/2049	2,292	2,237
Pool # BK7189, 5.00%, 2/20/2049	5,904	5,982
Pool # BJ9972, 5.50%, 2/20/2049	1,166	1,191
Pool # BK7198, 4.50%, 3/20/2049	2,567	2,516
Pool # BK7199, 5.00%, 3/20/2049	876	889
Pool # BL8042, 5.00%, 3/20/2049	5,626	5,722
Pool # BL9333, 5.00%, 3/20/2049	2,794	2,866
Pool # BG0079, 5.50%, 3/20/2049	812	829
Pool # BL6756, 5.50%, 3/20/2049	302	309
Pool # BJ1322, 5.00%, 4/20/2049	4,050	4,186
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BJ9622, 5.00%, 4/20/2049	1,792	1,806
Pool # BK7209, 5.00%, 4/20/2049	3,857	3,918
Pool # BL6758, 5.50%, 4/20/2049	947	967
Pool # BM9664, 4.50%, 5/20/2049	5,965	5,946
Pool # BM9683, 5.00%, 6/20/2049	12,698	12,909
Pool # BO2880, 5.00%, 6/20/2049	425	426
Pool # BN3950, 5.50%, 6/20/2049	2,140	2,185
Pool # BN2629, 4.00%, 7/20/2049	11,158	10,936
Pool # BI0926, 5.00%, 7/20/2049	852	859
Pool # BI0927, 5.00%, 7/20/2049	593	593
Pool # BM2186, 5.00%, 7/20/2049	594	600
Pool # BM2187, 5.00%, 7/20/2049	304	306
Pool # BO2871, 5.00%, 7/20/2049	238	240
Pool # BO2872, 5.00%, 7/20/2049	956	970
Pool # BO2878, 5.00%, 7/20/2049	612	618
Pool # BO2879, 5.00%, 7/20/2049	318	318
Pool # BO3162, 5.00%, 7/20/2049	42,005	43,960
Pool # BO3173, 5.00%, 7/20/2049	891	898
Pool # BO3174, 5.00%, 7/20/2049	353	355
Pool # BO3175, 5.00%, 7/20/2049	216	223
Pool # BO8226, 5.00%, 7/20/2049	379	382
Pool # BO8229, 5.00%, 7/20/2049	4,637	4,769
Pool # BO8235, 5.00%, 7/20/2049	635	637
Pool # BO8236, 5.00%, 7/20/2049	420	422
Pool # BP4243, 5.00%, 8/20/2049	10,388	10,619
Pool # BN2649, 3.50%, 9/20/2049	2,862	2,686
Pool # BM9713, 4.50%, 9/20/2049	2,028	1,993
Pool # BP4337, 4.50%, 9/20/2049	14,410	14,487
Pool # BQ3224, 4.50%, 9/20/2049	12,705	12,525
Pool # 784810, 5.00%, 9/20/2049	11,663	11,551
Pool # BM9734, 4.00%, 10/20/2049	3,272	3,163
Pool # 784847, 4.50%, 11/20/2049	19,221	18,819
Pool # BQ8694, 4.50%, 11/20/2049	546	544
Pool # BQ8696, 4.50%, 11/20/2049	636	635
Pool # BR2686, 4.50%, 11/20/2049	1,803	1,778
Pool # BR2687, 4.50%, 11/20/2049	4,110	4,083
Pool # BR2688, 4.50%, 11/20/2049	2,158	2,135
Pool # BR2689, 4.50%, 11/20/2049	2,961	2,969
Pool # BR2739, 4.50%, 11/20/2049	1,362	1,374
Pool # BR2756, 4.50%, 11/20/2049	1,906	1,904
Pool # BR2757, 4.50%, 11/20/2049	2,130	2,122
Pool # BR3820, 4.50%, 11/20/2049	226	222
Pool # BR3821, 4.50%, 11/20/2049	762	749
Pool # BS0953, 4.50%, 11/20/2049	1,702	1,717
Pool # BQ4131, 3.50%, 12/20/2049	10,811	10,224
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BI0940, 4.50%, 12/20/2049	610	602
Pool # BQ3796, 4.50%, 12/20/2049	1,717	1,717
Pool # BR2730, 4.50%, 12/20/2049	757	747
Pool # BR2731, 4.50%, 12/20/2049	688	682
Pool # BR2732, 4.50%, 12/20/2049	1,235	1,253
Pool # BR2755, 4.50%, 12/20/2049	946	933
Pool # BR3822, 4.50%, 12/20/2049	854	839
Pool # BR3823, 4.50%, 12/20/2049	1,168	1,161
Pool # BR3824, 4.50%, 12/20/2049	684	687
Pool # BS0951, 4.50%, 12/20/2049	1,705	1,690
Pool # BS0952, 4.50%, 12/20/2049	1,302	1,301
Pool # BQ4132, 3.50%, 1/20/2050	4,873	4,572
Pool # BQ4133, 3.50%, 1/20/2050	5,165	4,849
Pool # BR1548, 3.50%, 1/20/2050	3,831	3,710
Pool # BS8380, 4.50%, 2/20/2050	2,924	2,972
Pool # BP8085, 3.00%, 3/20/2050	3,801	3,439
Pool # BR3892, 4.00%, 3/20/2050	8,828	8,434
Pool # BT8094, 4.00%, 4/20/2050	1,027	987
Pool # BT8095, 4.00%, 4/20/2050	4,879	4,686
Pool # BT8096, 4.00%, 4/20/2050	7,489	7,192
Pool # BT8097, 4.00%, 4/20/2050	7,667	7,434
Pool # BT8098, 4.00%, 4/20/2050	9,069	8,816
Pool # BT8099, 4.00%, 4/20/2050	7,108	6,924
Pool # BW7042, 3.50%, 9/20/2050	18,628	17,340
Pool # 785294, 3.50%, 1/20/2051	52,041	47,804
Pool # MA7534, 2.50%, 8/20/2051	229,276	200,390
Pool # MA7649, 2.50%, 10/20/2051	33,683	29,438
Pool # CH9031, 3.50%, 10/20/2051	21,177	19,714
Pool # 787205, 3.50%, 11/20/2051	79,580	74,499
Pool # CI9257, 3.50%, 11/20/2051	25,064	23,331
Pool # CK1527, 3.50%, 12/20/2051	7,130	6,666
Pool # CK1600, 4.00%, 1/20/2052	15,142	14,514
Pool # CK7137, 4.00%, 1/20/2052	27,890	26,286
Pool # 786362, 3.00%, 2/20/2052	36,252	31,997
Pool # CL2553, 4.00%, 2/20/2052	18,202	17,155
Pool # CM2213, 3.00%, 3/20/2052	7,570	6,849
Pool # 787457, 4.00%, 3/20/2052	23,468	22,867
Pool # CL2574, 4.00%, 3/20/2052	11,310	10,660
Pool # CL2575, 4.00%, 3/20/2052	5,508	5,263
Pool # CM1194, 4.00%, 4/20/2052	14,278	13,457
Pool # MA8200, 4.00%, 8/20/2052	146,381	139,895
Pool # CO8957, 5.00%, 12/20/2052	16,831	16,670
Pool # CS4305, 5.50%, 6/20/2053	32,507	32,794
Pool # CS4391, 5.50%, 7/20/2053	38,149	38,486
Pool # MA9166, 3.00%, 9/20/2053	20,334	18,406
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	31

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
GNMA II, Other
Pool # AD0858, 3.75%, 9/20/2038	502	484
Pool # 4285, 6.00%, 11/20/2038	11	11
Pool # AD0862, 3.75%, 1/20/2039	885	843
Pool # 787496, 6.00%, 7/20/2064	89,868	90,414
Pool # 784879, 4.09%, 11/20/2069 (d)	12,626	12,218
Pool # 785137, 3.10%, 8/20/2070 (d)	17,377	15,890
Pool # 785183, 2.93%, 10/20/2070 (d)	34,568	31,742
Pool # 785863, 3.10%, 12/20/2071 (d)	11,960	10,910
Pool # 786556, 4.66%, 1/20/2073 (d)	41,518	40,917
Total Mortgage-Backed Securities (Cost $10,952,122)		10,694,414
Asset-Backed Securities — 12.9%
Academic Loan Funding Trust Series 2013-1A, Class A, 6.26%, 12/26/2044 (a) (d)	1,056	1,027
ACC Frn Series 2019-AA, 0.25%, 6/15/2025 ‡	44,227	21,671
Accelerated Assets LLC Series 2018-1, Class A, 3.87%, 12/2/2033 (a)	3,077	3,053
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	7,124	7,025
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	3,291	3,177
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	5,960	5,522
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	5,744	5,326
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/1/2026	6,536	6,288
Series 2015-2, Class A, 4.00%, 9/22/2027	9,470	8,996
Series 2016-2, Class A, 3.65%, 6/15/2028	4,564	4,236
Series 2016-3, Class AA, 3.00%, 10/15/2028	7,575	7,068
Series 2017-2, Class A, 3.60%, 10/15/2029	7,543	6,878
Series 2021-1, Class B, 3.95%, 7/11/2030	9,906	9,105
American Credit Acceptance Receivables Trust
Series 2022-4, Class C, 7.86%, 2/15/2029 (a)	8,574	8,633
Series 2023-4, Class C, 6.99%, 9/12/2030 (a)	12,926	13,269
American Homes 4 Rent Trust
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (a)	7,120	7,074
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (a)	3,750	3,732
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (a)	16,970	16,955
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (a)	14,979	14,792
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (a)	7,420	7,393
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-SFR2, Class E, 6.07%, 10/17/2052 (a)	1,415	1,419
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	40,100	39,360
Series 2020-SFR2, Class C, 2.53%, 7/17/2037 (a)	2,949	2,869
Series 2020-SFR2, Class D, 3.28%, 7/17/2037 (a)	15,495	15,150
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (a)	12,912	12,692
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (a)	9,600	9,271
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (a)	20,000	19,130
Series 2020-SFR4, Class E1, 2.21%, 11/17/2037 (a)	19,000	18,195
Series 2019-SFR1, Class E, 3.47%, 1/19/2039 (a)	7,800	7,462
Series 2022-SFR1, Class E1, 4.39%, 3/17/2039 (a)	28,018	26,883
Series 2022-SFR3, Class D, 4.00%, 10/17/2039 (a)	22,000	21,001
Series 2023-SFR1, Class D, 4.00%, 4/17/2040 (a)	22,082	20,782
Series 2023-SFR2, Class D, 3.95%, 6/17/2040 (a)	12,065	11,242
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (a)	11,900	10,739
Aqua Finance Trust
Series 2019-A, Class A, 3.14%, 7/16/2040 (a)	2,588	2,493
Series 2020-AA, Class B, 2.79%, 7/17/2046 (a)	2,750	2,590
Arm Master Trust LLC Agricultural Loan Backed Notes Series 2021-T1, Class A, 2.43%, 11/15/2027 ‡ (a)	29,375	28,850
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class A, 2.33%, 8/20/2026 (a)	24,040	23,520
Series 2024-1A, Class A, 5.36%, 6/20/2030 (a)	22,973	23,423
Bastion Funding I LLC
Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (a)	62,774	62,969
7.80%, 10/25/2038 ‡	15,011	15,064
Bedrock Abs I LLC, 7.95%, 12/27/2037 ‡	28,265	29,092
BG Beta Ltd. (Cayman Islands), 7.12%, 7/16/2054 ‡	62,000	62,000
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Bridge Trust
Series 2022-SFR1, Class A, 3.40%, 11/17/2037 (a)	25,000	24,389
Series 2022-SFR1, Class D, 4.45%, 11/17/2037 (a)	17,966	17,487
Series 2024-SFR1, Class A, 4.00%, 8/17/2040 (a)	53,180	50,810
Bridgecrest Lending Auto Securitization Trust Series 2023-1, Class C, 7.10%, 8/15/2029	19,650	20,414
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	5,312	5,081
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	8,550	8,033
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	7,707	7,095
Business Jet Securities LLC
Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	18,675	18,669
Series 2021-1A, Class B, 2.92%, 4/15/2036 (a)	2,225	2,225
Series 2022-1A, Class A, 4.46%, 6/15/2037 (a)	51,236	50,169
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (a)	3,589	3,661
Series 2023-A, Class B, 6.31%, 11/15/2038 (a)	24,665	24,952
Caerus Uinta Abs LLC
Series 2023-1A, Class A1, 7.48%, 4/28/2040 (a)	19,506	19,822
Series 2023-1A, Class A2, 7.85%, 4/28/2040 (a)	24,474	25,140
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	12,133	11,233
CARS-DB4 LP
Series 2020-1A, Class A5, 3.48%, 2/15/2050 (a)	5,658	5,367
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (a)	5,904	5,309
Carvana Auto Receivables Trust
Series 2022-P1, Class A4, 3.52%, 2/10/2028	10,000	9,779
Series 2023-P4, Class A4, 6.16%, 9/10/2029 (a)	16,476	17,137
Series 2023-N4, Class B, 6.46%, 2/11/2030 (a)	17,500	17,966
Cascade MH Asset Trust Series 2022-MH1, Class A, 4.25%, 8/25/2054 ‡ (a) (e)	35,389	33,003
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

CFIN Issuer LLC Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 ‡ (a)	23,761	23,321
Chase Funding Trust
Series 2003-4, Class 1A5, 5.92%, 5/25/2033 (e)	494	488
Series 2003-6, Class 1A7, 5.28%, 11/25/2034 (e)	1,046	1,027
Series 2003-6, Class 1A5, 5.85%, 11/25/2034 (e)	614	602
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	950	1,028
Continental Finance Credit Card ABS Master Trust Series 2022-A, Class A, 6.19%, 10/15/2030 (a)	60,885	61,275
COOF Securitization Trust Ltd. Series 2014-1, Class A, 2.79%, 6/25/2040 (a) (d)	1,928	135
CoreVest American Finance Trust
Series 2019-2, Class B, 3.42%, 6/15/2052 (a)	5,250	4,995
Series 2019-2, Class C, 3.68%, 6/15/2052 (a)	5,526	5,172
Series 2019-3, Class A, 2.71%, 10/15/2052 (a)	10,489	10,339
CPS Auto Receivables Trust Series 2022-D, Class C, 7.69%, 1/16/2029 (a)	10,000	10,240
Credit Acceptance Auto Loan Trust
Series 2022-1A, Class C, 5.70%, 10/15/2032 (a)	43,105	43,127
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	50,000	51,675
Series 2023-2A, Class A, 5.92%, 5/16/2033 (a)	52,650	53,017
Series 2023-1A, Class B, 7.02%, 5/16/2033 (a)	5,100	5,246
Series 2023-2A, Class B, 6.61%, 7/15/2033 (a)	33,379	34,151
Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	29,600	30,199
Series 2023-3A, Class B, 7.09%, 10/17/2033 (a)	43,500	45,158
Series 2023-5A, Class A, 6.13%, 12/15/2033 (a)	8,015	8,151
6.95%, 2/15/2034	65,094	65,263
Series 2024-1A, Class A, 5.68%, 3/15/2034 (a)	35,480	36,017
Series 2024-1A, Class B, 6.03%, 5/15/2034 (a)	12,000	12,247
8.30%, 6/15/2034	27,013	27,124
Series 2024-2A, Class B, 6.11%, 8/15/2034 (a)	40,000	41,027
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	33

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Crown Castle Towers LLC, 4.24%, 7/15/2028 (a)	10,000	9,694
CVS Pass-Through Trust
6.94%, 1/10/2030	626	645
5.93%, 1/10/2034 (a)	3,798	3,881
Series 2013, 4.70%, 1/10/2036 (a)	7,647	7,111
Series 2014, 4.16%, 8/11/2036 (a)	1,006	908
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 6.14%, 3/25/2034 (d)	44	44
Series 2004-1, Class M2, 6.22%, 3/25/2034 (d)	17	18
Series 2004-1, Class 3A, 5.95%, 4/25/2034 (d)	220	214
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 6.29%, 10/25/2034 (d)	40	40
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 6/10/2028	4,941	4,593
Diversified Abs Phase LLC Series VI, Class A, 7.50%, 11/28/2039 ‡	30,538	30,397
Diversified ABS Phase LLC
Series 2024-1A, Class A1, 7.08%, 5/30/2044 ‡ (a)	19,525	19,455
Series 2024-1A, Class A2, 7.67%, 5/30/2044 ‡ (a)	18,478	18,403
DP Lion Holdco LLC Series 2023-1A, Class A, 8.24%, 11/30/2043 ‡	20,016	20,549
DT Auto Owner Trust
Series 2022-3A, Class C, 7.69%, 7/17/2028 (a)	15,250	15,530
Series 2022-3A, Class D, 8.14%, 7/17/2028 (a)	46,500	48,283
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	15,550	15,821
Series 2023-2A, Class D, 6.62%, 2/15/2029 (a)	9,358	9,604
Series 2023-3A, Class C, 6.40%, 5/15/2029 (a)	10,000	10,182
Series 2022-2A, Class E, 6.45%, 5/15/2029 (a)	5,955	5,987
Series 2023-3A, Class D, 7.12%, 5/15/2029 (a)	13,224	13,739
Series 2023-1A, Class E, 10.39%, 1/15/2030 (a)	27,300	29,079
Energy Assets, 8.11%, 8/25/2044 ‡	22,550	22,550
Exeter Automobile Receivables Trust
Series 2020-1A, Class D, 2.73%, 12/15/2025 (a)	2,411	2,405
Series 2022-5A, Class C, 6.51%, 12/15/2027	8,600	8,650
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2023-2A, Class C, 5.75%, 7/17/2028	22,895	23,029
Series 2022-3A, Class D, 6.76%, 9/15/2028	39,700	40,436
Series 2023-5A, Class C, 6.85%, 1/16/2029	20,966	21,656
Series 2022-5A, Class D, 7.40%, 2/15/2029	12,600	12,972
Series 2022-6A, Class D, 8.03%, 4/6/2029	13,806	14,476
Series 2023-3A, Class D, 6.68%, 4/16/2029	7,000	7,206
Series 2023-1A, Class D, 6.69%, 6/15/2029	8,805	9,000
Series 2023-4A, Class D, 6.95%, 12/17/2029	14,269	14,786
FHF Issuer Trust
Series 2023-2A, Class A2, 6.79%, 10/15/2029 (a)	11,836	12,042
Series 2024-1A, Class A2, 5.69%, 2/15/2030 (a)	24,503	24,719
FHF Trust
Series 2021-1A, Class A, 1.27%, 3/15/2027 (a)	1,532	1,520
Series 2022-2A, Class A, 6.14%, 12/15/2027 (a)	14,817	14,873
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (a)	13,321	13,474
FirstKey Homes Trust
Series 2020-SFR1, Class D, 2.24%, 8/17/2037 (a)	6,450	6,225
Series 2020-SFR1, Class E, 2.79%, 8/17/2037 (a)	11,250	10,890
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (a)	57,000	54,881
Series 2022-SFR3, Class D, 3.50%, 7/17/2038 (a)	7,187	6,911
Series 2022-SFR3, Class E1, 3.50%, 7/17/2038 (a)	7,000	6,642
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 (a)	14,400	13,506
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (a)	12,500	11,725
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (a)	36,486	35,491
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 (a)	50,000	47,820
Flagship Credit Auto Trust Series 2022-4, Class D, 8.86%, 10/16/2028 (a)	11,330	12,074
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (d)	56,650	54,000
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (d)	43,050	39,473
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (d)	57,016	52,585
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (d)	108,325	108,063
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (a)	86,250	85,501
Series 2022-GT2, Class A, 7.90%, 7/25/2027 (a)	40,000	40,878
Foundation Finance Trust
Series 2019-1A, Class C, 5.66%, 11/15/2034 (a)	18,930	18,649
Series 2020-1A, Class A, 3.54%, 7/16/2040 (a)	7,865	7,742
Series 2023-2A, Class A, 6.53%, 6/15/2049 (a)	33,800	34,895
FREED ABS Trust
Series 2022-3FP, Class C, 7.05%, 8/20/2029 (a)	3,043	3,046
Series 2022-4FP, Class C, 8.59%, 12/18/2029 (a)	10,236	10,294
FW Energy Asset Issuer LLC, 7.15%, 8/25/2044 ‡	73,780	73,780
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 (d)	47	40
GLS Auto Receivables Issuer Trust
Series 2022-2A, Class C, 5.30%, 4/17/2028 (a)	15,905	15,867
Series 2022-2A, Class D, 6.15%, 4/17/2028 (a)	19,357	19,537
Series 2023-3A, Class D, 6.44%, 5/15/2029 (a)	9,293	9,546
Series 2023-4A, Class C, 6.65%, 8/15/2029 (a)	19,000	19,553
GLS Auto Select Receivables Trust Series 2023-1A, Class A3, 5.96%, 10/16/2028 (a)	14,140	14,371
GM Financial Consumer Automobile Receivables Trust Series 2023-3, Class A2A, 5.74%, 9/16/2026	11,161	11,176
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 ‡ (a)	18,188	15,963
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (a)	48,651	48,570
Goodgreen Ltd. Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (a)	69,270	69,631
Goodgreen Trust
Series 2016-1A, Class A, 3.23%, 10/15/2052 ‡ (a)	7,762	7,228
Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (a)	2,269	2,116
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-2A, Class A, 3.26%, 10/15/2053 ‡ (a)	10,631	9,802
Granite Park Equipment Leasing LLC
Series 2023-1A, Class A3, 6.46%, 9/20/2032 (a)	15,200	15,764
Series 2023-1A, Class D, 7.00%, 8/22/2033 (a)	8,650	8,952
Granite Park FX Notes Issuer LLC
Series 2024-1A, Class A, 6.82%, 1/15/2031 ‡	37,442	38,460
Series 2024-1A, Class B, 8.27%, 1/15/2031 ‡	9,360	9,607
GTP Acquisition Partners I LLC, 3.48%, 6/16/2025 (a)	11,667	11,524
Harvest SBA Loan Trust Series 2021-1, Class A, 7.39%, 4/25/2048 (a) (d)	692	689
HERO Funding (Cayman Islands)
Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (a)	7,244	6,666
Series 2018-1A, Class A2, 4.67%, 9/20/2048 ‡ (a)	9,166	8,749
HERO Funding II (Cayman Islands)
3.75%, 9/21/2044 ‡	3,249	2,906
Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	296	295
HERO Funding Trust
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (a)	2,635	2,430
Series 2016-4A, Class A1, 3.57%, 9/20/2047 ‡ (a)	789	737
Series 2016-4A, Class A2, 4.29%, 9/20/2047 ‡ (a)	1,643	1,568
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (a)	5,979	5,644
Hilton Grand Vacations Trust Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	4,194	4,051
HINNT LLC Series 2022-A, Class C, 5.58%, 5/15/2041 (a)	7,878	7,786
Home Partners of America Trust
Series 2021-2, Class E1, 2.85%, 12/17/2026 (a)	52,098	48,414
Series 2021-2, Class E2, 2.95%, 12/17/2026 (a)	9,370	8,703
Series 2021-3, Class D, 3.00%, 1/17/2041 (a)	41,120	36,376
Hyundai Auto Lease Securitization Trust Series 2023-A, Class A4, 4.94%, 11/16/2026 (a)	13,250	13,229
INVH Mezzanin Frn Series 2021-SFR1, 2.50%, 8/25/2025 ‡	7,918	7,888
Invitation Homes Trust Series 2024-SFR1, Class D, 4.25%, 9/17/2029 (a) (g)	22,630	21,017
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	35

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	4,831	4,997
Jonah, 7.80%, 11/10/2037 ‡ (a)	36,614	36,376
Jonah Energy Abs LLC Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (a)	27,496	27,728
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 0.99%, 9/25/2026 (a) (d)	103	— (h)
Series 2014-1, Class A, IO, 1.39%, 10/25/2032 (a) (d)	5,200	137
Series 2012-4, Class A, IO, 0.96%, 9/25/2037 (a) (d)	8,555	148
Series 2012-2, Class A, IO, 0.88%, 8/25/2038 (a) (d)	6,305	111
Series 2013-2, Class A, IO, 1.64%, 3/25/2039 (a) (d)	5,423	169
Series 2012-6, Class A, IO, 0.58%, 5/25/2039 (a) (d)	5,588	63
Series 2014-2, Class A, IO, 3.03%, 4/25/2040 (a) (d)	1,005	64
Series 2015-2, Class A, IO, 3.05%, 7/25/2041 (a) (d)	2,172	221
Lendingpoint Asset Securitization Trust Series 2022-C, Class C, 8.68%, 2/15/2030 (a)	4,300	3,976
LendingPoint Asset Securitization Trust Series 2020-REV1, Class B, 4.49%, 10/15/2028 (a)	1,603	1,601
Lendingpoint SPE Trust
Series 2020-VFN1, Class A1B, 9.70%, 12/15/2026 ‡ (a) (d)	4,819	4,731
Series 2020-VFN1, Class A2B1, 9.70%, 12/15/2026 ‡ (a) (d)	745	731
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (a)	11,204	10,240
Series 2021-2A, Class C, 3.09%, 4/20/2032 (a)	9,780	8,714
Series 2022-1A, Class E, 7.58%, 7/20/2032 ‡ (a)	28,000	27,783
Series 2022-1A, Class D, 8.16%, 7/20/2032 (a)	27,660	28,633
LFT CRE Ltd. Series 2021-FL1, Class C, 7.40%, 6/15/2039 (a) (d)	29,810	28,898
Long Beach Mortgage Loan Trust
Series 2004-1, Class M1, 6.14%, 2/25/2034 (d)	455	450
Series 2004-3, Class M1, 6.25%, 7/25/2034 (d)	203	197
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

LP LMS Asset Securitization Trust Series 2023-1A, Class A, 8.18%, 10/17/2033 (a)	7,472	7,489
Mariner Finance Issuance Trust
Series 2021-BA, Class D, 3.42%, 11/20/2036 (a)	11,935	10,702
Series 2022-AA, Class B, 7.20%, 10/20/2037 (a)	17,850	18,151
Marlette Funding Trust
Series 2022-2A, Class B, 5.50%, 8/15/2032 (a)	4,921	4,918
Series 2023-1A, Class B, 6.50%, 4/15/2033 (a)	10,764	10,810
Series 2023-2A, Class B, 6.54%, 6/15/2033 (a)	18,255	18,370
Merchants Fleet Funding LLC Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	33,002	33,388
Mercury Financial Credit Card Master Trust
Series 2023-1A, Class A, 8.04%, 9/20/2027 (a)	47,500	47,760
Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	61,625	62,483
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (a)	2,647	2,652
MMAF Equipment Finance LLC Series 2024-A, Class A4, 5.10%, 7/13/2049 (a)	18,608	19,002
MNR ABS Issuer I LLC
8.12%, 12/15/2038 ‡	29,375	29,669
8.95%, 12/15/2038 ‡	25,398	26,157
MVW Owner Trust Series 2019-1A, Class A, 2.89%, 11/20/2036 (a)	2,838	2,792
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 6.00%, 11/25/2033 (e)	677	659
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	13,635	13,290
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	21,329	20,466
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	17,236	16,286
Octane Receivables Trust
Series 2022-1A, Class C, 5.21%, 8/21/2028 (a)	4,908	4,894
Series 2022-1A, Class D, 5.54%, 2/20/2029 (a)	4,235	4,234
Series 2023-3A, Class C, 6.74%, 8/20/2029 (a)	3,539	3,658
Series 2023-1A, Class C, 6.37%, 9/20/2029 (a)	3,400	3,471
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-1A, Class D, 7.76%, 3/20/2030 (a)	10,792	11,361
OL SP LLC
Series 2018, Class A, 4.16%, 2/9/2030 ‡	575	574
Series 2018, Class B, 4.61%, 2/9/2030 ‡	180	179
Oportun Funding XIV LLC
Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	4,846	4,716
Series 2021-A, Class B, 1.76%, 3/8/2028 (a)	3,067	2,993
Series 2021-A, Class C, 3.44%, 3/8/2028 (a)	2,377	2,326
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	31,866	30,810
Series 2022-A, Class A, 5.05%, 6/9/2031 (a)	21,807	21,703
Series 2022-A, Class B, 5.25%, 6/9/2031 (a)	13,299	13,143
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	8,000	7,737
Pagaya AI Technology in Housing Trust
Series 2023-1, Class A, 3.60%, 10/25/2040 (a)	48,444	45,886
Series 2023-1, Class B, 3.60%, 10/25/2040 (a)	22,500	20,875
Series 2023-1, Class C, 3.60%, 10/25/2040 (a)	8,000	7,298
Series 2023-1, Class D, 3.60%, 10/25/2040 (a)	22,177	19,968
Pendoor Proper, 0.00%, 2/15/2025 ‡ (a)	68,650	66,762
PMC PLS ESR Issuer LLC Series 2022-PLS1, Class A, 5.11%, 2/25/2027 (a) (e)	9,946	9,815
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 9.60%, 5/25/2027 (a) (d)	60,745	61,639
Presidio Finance LLC, 7.81%, 12/25/2038 ‡	19,401	19,756
Prestige Auto Receivables Trust
Series 2022-1A, Class B, 6.55%, 7/17/2028 (a)	8,700	8,721
Series 2022-1A, Class C, 7.09%, 8/15/2028 (a)	5,800	5,873
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (e)	8,601	8,606
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (a) (d)	30,029	29,830
Series 2022-NPL1, Class A1, 2.98%, 1/25/2052 (a) (e)	6,847	6,885
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 ‡ (a) (e)	20,000	18,988
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL2, Class A1, 4.99%, 6/27/2060 (a) (e)	15,511	15,620
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (a) (e)	17,933	18,083
Progress Residential Trust
Series 2020-SFRMEZZ, 6.38%, 10/16/2025 ‡	45,000	42,997
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (a)	55,300	53,096
Series 2024-SFR5, Class C, 3.25%, 8/9/2029 (a) (d)	15,640	14,249
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (a) (d)	17,333	15,745
Series 2021-SFR2, Class E1, 2.55%, 4/19/2038 (a)	16,700	15,841
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)	7,523	7,070
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	47,000	44,105
Series 2021-SFR11, Class D, 3.13%, 1/17/2039 (a)	11,560	10,511
Series 2021-SFR11, Class E1, 3.38%, 1/17/2039 (a)	23,735	21,551
Series 2022-SFR3, Class E1, 5.20%, 4/17/2039 (a)	50,390	49,161
Series 2022-SFR1, Class C, 3.46%, 2/17/2041 (a)	14,649	13,595
Series 2022-SFR1, Class D, 3.65%, 2/17/2041 (a)	21,816	20,253
Series 2024-SFR2, Class B, 3.40%, 4/17/2041 (a) (d)	14,285	13,278
Series 2024-SFR4, Class C, 3.32%, 7/17/2041 (a) (d)	6,712	6,144
PRPM LLC Series 2021-10, Class A1, 2.49%, 10/25/2026 (a) (e)	40,085	39,952
PureWest Christie's International Real Estate (France), 8.78%, 6/25/2038 ‡	64,174	65,412
Purewest Funding II LLC Series 2022-1, Class A1, 5.81%, 12/5/2037 ‡ (a)	23,844	23,757
Raisa Funding I LLC, 7.60%, 6/15/2038 ‡	15,407	15,523
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 8.00%, 12/27/2044 (a) (d)	4,837	4,826
Regional Management Issuance Trust
Series 2020-1, Class A, 2.34%, 10/15/2030 (a)	2,810	2,790
Series 2022-2B, Class B, 8.51%, 11/17/2032 (a)	17,183	17,478
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (e)	96	24
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	37

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (a)	2,949	2,767
Series 2024-1A, Class A, 6.21%, 11/20/2059 ‡ (a)	16,544	16,674
RT Fin LLC, 7.85%, 10/15/2043 ‡	10,590	10,858
Santander Drive Auto Receivables Trust
Series 2023-2, Class B, 5.24%, 5/15/2028	38,000	38,070
Series 2022-4, Class C, 5.00%, 11/15/2029	15,300	15,330
Series 2023-2, Class C, 5.47%, 12/16/2030	20,100	20,408
Series 2022-5, Class D, 5.67%, 12/16/2030	109,700	110,207
Series 2022-6, Class D, 5.69%, 2/18/2031	67,185	67,957
Series 2022-7, Class C, 6.69%, 3/17/2031	13,325	13,710
Series 2024-3, Class D, 5.97%, 10/15/2031	5,230	5,372
Series 2024-4, Class D, 5.32%, 12/15/2031	24,035	24,114
SART Series 2018-1, 4.76%, 6/15/2025 ‡	601	601
SCF Equipment Leasing LLC
Series 2022-1A, Class D, 3.79%, 11/20/2031 (a)	11,735	11,330
Series 2024-1A, Class A3, 5.52%, 1/20/2032 (a)	21,850	22,369
Series 2022-2A, Class B, 6.50%, 2/20/2032 (a)	15,677	16,181
Series 2024-1A, Class B, 5.56%, 4/20/2032 (a)	6,540	6,763
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (a)	82,000	85,645
Series 2023-1A, Class B, 6.37%, 5/20/2032 (a)	24,700	26,179
Series 2022-2A, Class D, 6.50%, 10/20/2032 (a)	19,930	20,552
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 5.74%, 1/25/2036 (e)	354	298
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3, 4.95%, 5/21/2029 (a)	9,785	9,842
Series 2024-1A, Class C, 5.51%, 1/20/2032 (a)	615	628
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class C, 3.51%, 7/20/2037 (a)	1,814	1,781
Series 2022-1A, Class C, 3.94%, 10/20/2038 (a)	2,151	2,099
Series 2023-1A, Class B, 5.83%, 1/20/2040 (a)	7,347	7,408
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2023-1A, Class C, 7.00%, 1/20/2040 (a)	4,029	4,116
Series 2023-2A, Class B, 6.28%, 4/20/2040 (a)	9,672	9,776
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	2,818	2,508
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A1, 2.73%, 10/16/2026 (a) (e)	3,795	3,795
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032	14	12
Series 2002-AL1, Class A3, 3.45%, 2/25/2032	120	40
Terra ABS I LLC
Series 2022-1A, Class A1, 8.15%, 12/22/2042 ‡ (a)	19,480	20,094
Series 2022-1A, Class A2, 8.18%, 12/22/2042 ‡ (a)	25,040	26,517
Tricolor Auto Securitization Trust Series 2022-1A, Class D, 5.38%, 1/15/2026 (a)	4,425	4,411
Tricon American Homes Trust
Series 2019-SFR1, Class D, 3.20%, 3/17/2038 (a)	4,641	4,484
Series 2019-SFR1, Class E, 3.40%, 3/17/2038 (a)	11,000	10,628
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (a)	25,784	25,693
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (a)	5,835	5,737
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	13,012	12,827
Series 2016-2, Class B, 3.65%, 10/7/2025	12,667	12,412
Series 2016-1, Class B, 3.65%, 1/7/2026	1,334	1,297
Series 2018-1, Class B, 4.60%, 3/1/2026	10,852	10,699
Series 2014-1, Class A, 4.00%, 4/11/2026	3,989	3,878
Series 2014-2, Class A, 3.75%, 9/3/2026	7,082	6,897
Series 2019-2, Class B, 3.50%, 5/1/2028	6,503	6,151
Series 2016-1, Class AA, 3.10%, 7/7/2028	1,829	1,717
Series 2016-1, Class A, 3.45%, 7/7/2028	17,343	16,022
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,200	1,113
Series 2018-1, Class AA, 3.50%, 3/1/2030	9,953	9,276
Series 2018-1, Class A, 3.70%, 3/1/2030	5,754	5,251
Series 2019-1, Class AA, 4.15%, 8/25/2031	11,453	10,885
Series 2019-1, Class A, 4.55%, 8/25/2031	10,364	9,541
Series 2019-2, Class AA, 2.70%, 5/1/2032	6,060	5,371
Series 2024-1, Class AA, 5.45%, 2/15/2037	28,061	28,878
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United Auto Credit Securitization Trust
Series 2022-2, Class C, 5.81%, 5/10/2027 (a)	1,385	1,385
Series 2023-1, Class C, 6.28%, 7/10/2028 (a)	8,000	7,997
UOG ABS Issuer I LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (a)	34,329	35,067
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (a)	876	861
Upstart Structured Pass-Through Trust Series 2022-4A, Class A, 7.01%, 11/15/2030 (a)	3,280	3,285
US Airways Pass-Through Trust Series 2012-1, Class A, 5.90%, 10/1/2024	5,154	5,154
US Auto Funding Trust Series 2022-1A, Class C, 6.21%, 9/15/2026 ‡ (a)	40,434	707
VCAT LLC
Series 2021-NPL2, Class A1, 5.11%, 3/27/2051 (a) (e)	9,003	8,981
Series 2021-NPL5, Class A1, 4.87%, 8/25/2051 (a) (e)	9,573	9,566
Verdant Receivables LLC Series 2024-1A, Class A2, 5.68%, 12/12/2031 (a)	11,520	11,734
vMobo, Inc., 7.46%, 7/18/2027 ‡	110,573	105,298
VOLT C LLC Series 2021-NPL9, Class A1, 4.99%, 5/25/2051 (a) (e)	4,607	4,604
VOLT CVI LLC Series 2021-NP12, Class A1, 2.73%, 12/26/2051 (a) (e)	11,638	11,677
VOLT XCII LLC Series 2021-NPL1, Class A1, 4.89%, 2/27/2051 (a) (e)	12,942	12,902
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (a) (e)	21,293	21,284
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (a) (e)	19,609	19,728
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (a) (e)	8,370	8,449
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (a) (e)	24,651	24,684
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (a) (e)	21,933	22,192
Welk Resorts LLC Series 2019-AA, Class C, 3.34%, 6/15/2038 (a)	1,861	1,783
Westgate Resorts LLC
Series 2023-1A, Class A, 5.84%, 12/20/2037 (a)	16,111	16,164
Series 2024-1A, Class A, 6.06%, 1/20/2038 (a)	23,836	24,077
Series 2024-1A, Class B, 6.56%, 1/20/2038 (a)	12,453	12,571
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Westlake Automobile Receivables Trust
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	42,655	41,597
Series 2022-3A, Class D, 6.68%, 4/17/2028 (a)	70,490	72,033
Series 2023-4A, Class C, 6.64%, 11/15/2028 (a)	12,352	12,682
Series 2023-2A, Class D, 7.01%, 11/15/2028 (a)	18,890	19,435
Total Asset-Backed Securities (Cost $6,181,211)		6,141,918
Commercial Mortgage-Backed Securities — 5.3%
20 Times Square Trust
Series 2018-20TS, Class D, 3.20%, 5/15/2035 (a) (d)	21,000	17,438
Series 2018-20TS, Class E, 3.20%, 5/15/2035 (a) (d)	13,399	10,933
Acrc Series TL-2021A, 3.75%, 11/15/2026 ‡ (a)	33,300	31,225
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class D, 3.72%, 4/14/2033 (a) (d)	5,875	5,664
Series 2014-520M, Class C, 4.35%, 8/15/2046 (a) (d)	7,700	4,786
BAMLL Re-REMIC Trust
Series 2024-FRR4, Class A, 2.45%, 11/27/2048 (a) (d)	43,443	41,147
Series 2024-FRR2, Class A, 2.53%, 7/27/2050 (a) (d)	13,078	11,998
Series 2024-FRR2, Class B, 2.56%, 7/27/2050 (a) (d)	17,745	16,134
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	46,923	46,343
Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26, Class X1, IO, 1.17%, 1/12/2045 (a) (d)	337	—
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (a)	5,817	5,542
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class AK45, 1.58%, 2/28/2025 (a) (d)	13,760	13,387
Series 2021-FRR1, Class BKW1, 1.61%, 1/29/2026 (a) (d)	14,340	13,168
Series 2021-FRR1, Class AKW1, 1.89%, 1/29/2026 (a) (d)	16,010	15,016
Series 2021-FRR1, Class AK54, 1.86%, 2/28/2026 (a) (d)	14,570	13,687
Series 2021-FRR1, Class AK98, 0.00%, 8/29/2029 (a)	22,370	17,041
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	39

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2021-FRR1, Class AK58, 2.27%, 9/29/2029 (a) (d)	28,730	26,663
CD Mortgage Trust Series 2006-CD3, Class XS, IO, 0.18%, 10/15/2048 ‡ (a) (d)	656	1
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030 (a)	4,484	4,239
Series 2018-HOME, Class A, 3.94%, 4/10/2033 (a) (d)	53,745	51,097
Series 2020-CBM, Class A2, 2.90%, 2/10/2037 (a)	7,550	7,375
Series 2020-CBM, Class B, 3.10%, 2/10/2037 (a)	14,250	13,911
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	9,250	9,112
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	17,593	17,324
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.03%, 1/15/2049 (a) (d)	14,903	2
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (a)	14,250	12,699
Series 2014-USA, Class B, 4.18%, 9/15/2037 (a)	24,890	21,236
Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	16,830	12,490
DBWF Mortgage Trust Series 2015-LCM, Class A2, 3.54%, 6/10/2034 (a) (d)	4,000	3,685
FHLMC Series 2023-MN7, Class M1, 8.95%, 9/25/2043 (a) (d)	22,842	23,301
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KLU2, Class A7, 2.23%, 9/25/2025 (d)	13,313	12,953
Series KJ17, Class A2, 2.98%, 11/25/2025	11,309	11,171
Series K070, Class A2, 3.30%, 11/25/2027 (d)	17,323	16,911
Series K072, Class A2, 3.44%, 12/25/2027	14,689	14,365
Series K072, Class AM, 3.50%, 12/25/2027 (d)	19,000	18,584
Series W5FX, Class AFX, 3.34%, 4/25/2028 (d)	21,769	20,909
Series K081, Class A2, 3.90%, 8/25/2028 (d)	1,531	1,516
Series K082, Class AM, 3.92%, 9/25/2028 (d)	12,035	11,924
Series K087, Class A2, 3.77%, 12/25/2028	4,150	4,087
Series K088, Class A2, 3.69%, 1/25/2029	355	348
Series K115, Class XAM, IO, 1.65%, 7/25/2030 (d)	44,581	3,450
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K118, Class XAM, IO, 1.26%, 9/25/2030 (d)	21,865	1,325
Series K754, Class AM, 4.94%, 11/25/2030 (d)	18,128	18,735
Series KJ45, Class A2, 4.66%, 1/25/2031	19,800	20,056
Series K137, Class AM, 1.98%, 12/25/2031 (d)	29,800	25,437
Series K138, Class AM, 1.89%, 1/25/2032	24,220	20,526
Series K142, Class A2, 2.40%, 3/25/2032	58,400	51,503
Series K145, Class A2, 2.58%, 5/25/2032	40,795	36,302
Series K146, Class A2, 2.92%, 6/25/2032	27,100	24,694
Series K146, Class AM, 2.92%, 7/25/2032	27,000	24,488
Series K-150, Class AM, 3.52%, 9/25/2032 (d)	25,000	23,563
Series K-150, Class A2, 3.71%, 9/25/2032 (d)	46,860	44,988
Series KJ42, Class A2, 4.12%, 11/25/2032	8,460	8,302
Series K-1515, Class A2, 1.94%, 2/25/2035	22,000	17,489
Series Q013, Class APT2, 1.16%, 5/25/2050 (d)	14,110	13,086
Series K145, Class AM, 2.58%, 6/25/2055	42,900	38,001
FHLMC, Multi-Family, Structured Pass-Through Certificates Series K753, Class A2, 4.40%, 10/25/2030	40,970	41,288
FNMA ACES
Series 2015-M1, Class A2, 2.53%, 9/25/2024	4,070	4,055
Series 2015-M7, Class A2, 2.59%, 12/25/2024	3,954	3,919
Series 2015-M2, Class A3, 3.12%, 12/25/2024 (d)	7,061	7,009
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (d)	6,851	6,786
Series 2016-M1, Class A2, 2.94%, 1/25/2026 (d)	29,433	28,780
Series 2016-M11, Class A2, 2.37%, 7/25/2026 (d)	89,091	85,802
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (d)	7,866	7,556
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (d)	37,429	36,393
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (d)	25,623	24,854
Series 2017-M12, Class A2, 3.16%, 6/25/2027 (d)	26,800	26,005
Series 2017-M15, Class A2, 3.06%, 9/25/2027 (d)	8,882	8,580
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (d)	19,556	18,842
Series 2018-M4, Class A2, 3.16%, 3/25/2028 (d)	18,436	17,760
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-M9, Class APT2, 3.21%, 4/25/2028 (d)	64,086	61,826
Series 2018-M8, Class A2, 3.41%, 6/25/2028 (d)	31,808	30,868
Series 2018-M10, Class A2, 3.47%, 7/25/2028 (d)	44,495	43,315
Series 2019-M1, Class A2, 3.66%, 9/25/2028 (d)	29,025	28,360
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	7,288	6,680
Series 2020-M38, Class X2, IO, 2.10%, 11/25/2028 (d)	48,565	2,657
Series 2017-M5, Class A2, 3.09%, 4/25/2029 (d)	4,577	4,367
Series 2019-M7, Class A2, 3.14%, 4/25/2029	32,792	31,317
Series 2017-M11, Class A2, 2.98%, 8/25/2029	13,958	13,231
Series 2020-M5, Class A2, 2.21%, 1/25/2030	40,180	36,484
Series 2018-M3, Class A2, 3.17%, 2/25/2030 (d)	14,628	13,852
Series 2020-M50, Class A2, 1.20%, 10/25/2030	10,696	9,883
Series 2020-M50, Class X1, IO, 1.93%, 10/25/2030 (d)	163,852	8,707
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (d)	28,657	24,175
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (d)	45,000	37,867
Series 2022-M10, Class A2, 2.00%, 1/25/2032 (d)	5,800	4,931
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (d)	48,740	41,881
Series 2022-M13, Class A2, 2.68%, 6/25/2032 (d)	60,253	53,231
Series 2022-M2S, Class A2, 3.88%, 8/25/2032 (d)	56,250	53,964
Series 2023-M8, Class A1, 4.62%, 11/25/2032 (d)	18,298	18,463
Series 2023-M8, Class A2, 4.62%, 3/25/2033 (d)	71,540	71,829
Series 2024-M2, Class A1, 4.77%, 4/25/2033 (d)	12,871	13,117
Series 2024-M2, Class A2, 3.75%, 8/25/2033	112,205	106,233
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	3,699	3,623
Series 2021-M3, Class X1, IO, 2.03%, 11/25/2033 (d)	137,719	10,097
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2022-M5, Class A1, 2.43%, 1/1/2034 (d)	15,097	14,026
Series 2019-M10, Class X, IO, 0.67%, 5/25/2049 (d)	70,441	2,256
FREMF Mortgage Trust
Series 2018-K731, Class C, 4.06%, 2/25/2025 (a) (d)	5,000	4,937
Series 2018-KSL1, Class B, 3.98%, 11/25/2025 (a) (d)	10,011	9,789
Series 2019-KL05, Class BP, 4.09%, 6/25/2029 (a) (d)	5,645	5,143
Series 2020-KHG2, Class B, 3.17%, 2/25/2030 (a) (d)	13,500	11,934
Series 2018-KW07, Class B, 4.22%, 10/25/2031 (a) (d)	5,000	4,371
Series 2015-K44, Class B, 3.84%, 1/25/2048 (a) (d)	769	762
Series 2015-K45, Class B, 3.72%, 4/25/2048 (a) (d)	11,025	10,905
Series 2015-K47, Class B, 3.71%, 6/25/2048 (a) (d)	5,000	4,930
Series 2015-K51, Class B, 4.09%, 10/25/2048 (a) (d)	10,000	9,847
Series 2016-K56, Class B, 4.09%, 6/25/2049 (a) (d)	8,451	8,293
Series 2017-K67, Class B, 4.08%, 9/25/2049 (a) (d)	10,500	10,224
Series 2017-K729, Class B, 3.80%, 11/25/2049 (a) (d)	8,000	7,951
Series 2017-K63, Class B, 4.01%, 2/25/2050 (a) (d)	20,000	19,460
Series 2019-K102, Class B, 3.65%, 12/25/2051 (a) (d)	6,000	5,619
Series 2019-K90, Class B, 4.46%, 2/25/2052 (a) (d)	8,500	8,338
Series 2020-K737, Class B, 3.42%, 1/25/2053 (a) (d)	10,000	9,621
GAM Re-REMIC Trust Series 2021-FRR2, Class BK44, 1.69%, 9/27/2051 ‡ (a) (d)	21,129	20,631
GNMA Series 2021-211, Class AC, 1.30%, 1/16/2063	7,593	5,714
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	36,250	34,698
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class X1, IO, 0.19%, 8/12/2037 (a) (d)	5,860	—
Series 2007-LD12, Class X, IO, 0.00%, 2/15/2051 (d)	1,285	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	41

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (a)	8,924	8,172
MHC Commercial Mortgage Trust Series 2021-MHC, Class E, 7.55%, 4/15/2038 (a) (d)	13,170	13,039
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	38,560	33,374
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (a)	81,600	50,634
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 9.35%, 11/25/2053 (a) (d)	42,126	43,636
Series 2024-01, Class M7, 8.10%, 7/25/2054 (a) (d)	7,624	7,662
P4 SFR Series 2019-STl A, 7.25%, 10/11/2026 ‡	40,900	39,468
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (a)	4,121	3,876
SBALR Commercial Mortgage Trust Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (a)	22,100	18,743
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (a)	67,015	57,007
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	492	462
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 (a) (d)	2,194	—
Wells Fargo Commercial Mortgage Trust Series 2015-C30, Class A4, 3.66%, 9/15/2058	8,751	8,603
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.20%, 3/15/2045 (a) (d)	2,500	1,998
Total Commercial Mortgage-Backed Securities (Cost $2,620,275)		2,496,067
Collateralized Mortgage Obligations — 4.7%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	1,886	1,932
Series 2005-1CB, Class 1A6, IF, IO, 1.71%, 3/25/2035 (d)	576	43
Series 2005-22T1, Class A2, IF, IO, 4.40%, 6/25/2035 (d)	3,321	247
Series 2005-20CB, Class 3A8, IF, IO, 4.08%, 7/25/2035 (d)	2,346	106
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	907	780
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	42	17
Series 2005-37T1, Class A2, IF, IO, 4.59%, 9/25/2035 (d)	11,179	686
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-54CB, Class 1A2, IF, IO, 4.18%, 11/25/2035 (d)	2,926	178
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	740	574
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	11	9
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	332	294
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (d)	2	2
Aml-prop CAP Frn Series 2022-E, 6.45%, 10/15/2024 ‡	6,169	6,146
Anchor Mortgage Trust, 8.23%, 3/25/2031 ‡ (d)	80,000	81,942
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (a) (d)	231	73
Baml PIMCO Frn, 0.00%, 6/15/2024 ‡	28,520	28,466
Banc of America Alternative Loan Trust Series 2004-6, Class 15, PO, 7/25/2019	8	3
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	90	65
Series 2004-2, Class 1CB1, 5.75%, 9/20/2034	68	65
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	134	117
Series 2005-7, Class 30, PO, 11/25/2035	69	73
Series 2005-8, Class 30, PO, 1/25/2036	27	18
Series 2006-1, Class X, PO, 1/25/2036	29	19
Banc of America Mortgage Trust Series 2003-C, Class 3A1, 6.75%, 4/25/2033 (d)	13	13
Baring Frn Series 2021-EBO1, Class PA, 0.00%, 4/1/2034 ‡ (d)	7,743	7,737
Bear Stearns ARM Trust
Series 2003-2, Class A5, 6.27%, 1/25/2033 (a) (d)	384	379
Series 2003-7, Class 3A, 7.05%, 10/25/2033 (d)	13	12
Series 2004-2, Class 14A, 4.56%, 5/25/2034 (d)	176	163
Series 2006-1, Class A1, 7.66%, 2/25/2036 (d)	407	385
Brean Asset-Backed Securities Trust Series 2023-SRM1, Class A, 4.00%, 9/25/2063 ‡ (a)	15,342	14,902
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-8, Class 1P, PO, 10/25/2033	13	9
Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates Series 2004-1, Class P, PO, 2/25/2034	21	16
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Chase Mortgage Finance Trust
Series 2007-A2, Class 2A1, 6.33%, 6/25/2035 (d)	132	130
Series 2007-A2, Class 1A1, 7.16%, 6/25/2035 (d)	45	45
Series 2007-A1, Class 9A1, 6.21%, 2/25/2037 (d)	97	95
Series 2007-A1, Class 1A3, 6.22%, 2/25/2037 (d)	74	73
Series 2007-A1, Class 2A1, 6.68%, 2/25/2037 (d)	152	144
Series 2007-A1, Class 7A1, 7.61%, 2/25/2037 (d)	9	9
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	13	6
Series 2002-18, PO, 11/25/2032	33	25
Series 2004-3, Class A26, 5.50%, 4/25/2034	95	93
Series 2004-3, Class A4, 5.75%, 4/25/2034	64	63
Series 2004-HYB1, Class 2A, 5.49%, 5/20/2034 (d)	49	46
Series 2004-HYB3, Class 2A, 4.56%, 6/20/2034 (d)	191	175
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	398	403
Series 2004-7, Class 2A1, 5.58%, 6/25/2034 (d)	31	28
Series 2004-HYB6, Class A3, 5.60%, 11/20/2034 (d)	167	160
Series 2005-14, Class A2, 5.50%, 7/25/2035	72	30
Series 2005-16, Class A23, 5.50%, 9/25/2035	43	27
Series 2005-22, Class 2A1, 4.69%, 11/25/2035 (d)	738	604
Citicorp Mortgage Securities Trust Series 2006-4, Class 1A2, 6.00%, 8/25/2036	162	147
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	1	1
Series 2003-HYB1, Class A, 6.24%, 9/25/2033 (d)	111	112
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 6.11%, 9/25/2033 (a) (d)	291	290
Series 2004-UST1, Class A6, 7.54%, 8/25/2034 (d)	39	37
Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (d)	1,355	1,312
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033	11	8
Series 2003-1, Class 2, PO, 10/25/2033	—	—
Series 2003-1, Class 2A6, PO, 10/25/2033	7	6
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	39	37
Series 2005-1, Class 2A1A, 3.55%, 2/25/2035 (d)	146	122
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	350	349
Series 2005-5, Class 1A2, 4.74%, 8/25/2035 (d)	339	278
Connecticut Avenue Securities Trust
Series 2023-R02, Class 1M2, 8.70%, 1/25/2043 (a) (d)	17,575	18,518
Series 2023-R06, Class 1M2, 8.05%, 7/25/2043 (a) (d)	9,750	10,158
Credit One, 6.47%, 2/25/2029 ‡	71,500	71,232
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.63%, 2/25/2033 (d)	340	343
Series 2003-AR15, Class 3A1, 7.40%, 6/25/2033 (d)	45	46
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	161	158
Series 2003-23, Class 1P, PO, 10/25/2033	189	138
CSFB Mortgage-Backed Pass-Through Certificates
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	145	142
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	415	414
Series 2005-9, Class AP, PO, 10/25/2035	30	23
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035	732	77
Series 2005-10, Class AP, PO, 11/25/2035	37	25
CSMC Trust
Series 2021-RPL1, Class A1, 4.07%, 9/27/2060 (a) (d)	17,522	17,529
Series 2021-JR2, Class A1, 2.22%, 11/25/2061 (a) (d)	9,600	9,526
Series 2021-JR1, Class A1, 5.47%, 9/27/2066 (a) (d)	13,754	13,754
Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (a) (e)	14,506	14,483
CVS Pass-Through Trust Series 2009, 8.35%, 7/10/2031 (a)	3,958	4,347
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	43

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.41%, 2/25/2020 (d)	27	26
FARM Mortgage Trust Series 2023-1, Class A, 2.63%, 1/25/2052 (a) (d)	25,930	21,168
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-4, Class M60C, 3.50%, 6/25/2057	8,836	8,092
Series 2017-4, Class MT, 3.50%, 6/25/2057	26,651	24,369
Series 2018-4, Class MA, 3.50%, 3/25/2058	28,685	27,474
Series 2018-4, Class MZ, 3.50%, 3/25/2058	14,714	11,055
Series 2019-1, Class MT, 3.50%, 7/25/2058	35,786	32,300
Series 2019-1, Class M55D, 4.00%, 7/25/2058	19,488	18,191
Series 2019-2, Class MA, 3.50%, 8/25/2058	14,033	13,327
Series 2019-3, Class MB, 3.50%, 10/25/2058	26,444	21,634
Series 2020-1, Class M55G, 3.00%, 8/25/2059	31,249	28,419
Series 2020-2, Class MB, 2.00%, 11/25/2059	20,430	13,661
Series 2020-3, Class MT, 2.00%, 5/25/2060	45,646	37,182
Series 2022-1, Class MTU, 3.25%, 11/25/2061	75,708	67,110
Series 2023-1, Class MT, 3.00%, 10/25/2062	57,221	48,602
FHLMC, Reference REMIC
Series R006, Class ZA, 6.00%, 4/15/2036	1,013	1,071
Series R007, Class ZA, 6.00%, 5/15/2036	1,321	1,388
FHLMC, REMIC
Series 3614, Class QB, 4.00%, 12/15/2024	18	18
Series 2903, Class Z, 5.00%, 12/15/2024	—	—
Series 2967, Class S, IF, 3.75%, 4/15/2025 (d)	—	—
Series 3684, Class CY, 4.50%, 6/15/2025	101	101
Series 3022, Class SX, IF, 3.20%, 8/15/2025 (d)	3	3
Series 3051, Class DP, IF, 3.97%, 10/15/2025 (d)	10	10
Series 3793, Class AB, 3.50%, 1/15/2026	342	338
Series 1829, Class ZB, 6.50%, 3/15/2026	—	—
Series 1863, Class Z, 6.50%, 7/15/2026	—	—
Series 1890, Class H, 7.50%, 9/15/2026	2	2
Series 1899, Class ZE, 8.00%, 9/15/2026	12	12
Series 1927, Class ZA, 6.50%, 1/15/2027	10	10
Series 1927, Class PH, 7.50%, 1/15/2027	27	27
Series 1963, Class Z, 7.50%, 1/15/2027	10	10
Series 1935, Class FL, 6.17%, 2/15/2027 (d)	1	1
Series 1981, Class Z, 6.00%, 5/15/2027	14	14
Series 1970, Class PG, 7.25%, 7/15/2027	1	1
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 1987, Class PE, 7.50%, 9/15/2027	14	15
Series 2019, Class Z, 6.50%, 12/15/2027	17	17
Series 2038, Class PN, IO, 7.00%, 3/15/2028	18	1
Series 2040, Class PE, 7.50%, 3/15/2028	46	47
Series 2054, Class PV, 7.50%, 5/15/2028	19	19
Series 2063, Class PG, 6.50%, 6/15/2028	30	30
Series 2064, Class TE, 7.00%, 6/15/2028	2	2
Series 2070, Class C, 6.00%, 7/15/2028	27	27
Series 2075, Class PM, 6.25%, 8/15/2028	73	73
Series 2075, Class PH, 6.50%, 8/15/2028	68	69
Series 2086, Class GB, 6.00%, 9/15/2028	7	7
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	27	2
Series 2095, Class PE, 6.00%, 11/15/2028	56	57
Series 2106, Class ZD, 6.00%, 12/15/2028	129	130
Series 2110, Class PG, 6.00%, 1/15/2029	145	147
Series 2388, Class FB, 6.07%, 1/15/2029 (d)	29	29
Series 2125, Class JZ, 6.00%, 2/15/2029	37	38
Series 2126, Class CB, 6.25%, 2/15/2029	121	122
Series 2132, Class SB, IF, 6.87%, 3/15/2029 (d)	4	5
Series 2141, IO, 7.00%, 4/15/2029	2	—
Series 2169, Class TB, 7.00%, 6/15/2029	132	137
Series 2163, Class PC, IO, 7.50%, 6/15/2029	11	1
Series 2172, Class QC, 7.00%, 7/15/2029	90	94
Series 2176, Class OJ, 7.00%, 8/15/2029	44	44
Series 2196, Class TL, 7.50%, 11/15/2029	—	—
Series 2201, Class C, 8.00%, 11/15/2029	22	22
Series 2204, Class GB, 8.00%, 12/20/2029 (d)	3	—
Series 2208, Class PG, 7.00%, 1/15/2030	83	86
Series 2209, Class TC, 8.00%, 1/15/2030	20	21
Series 2210, Class Z, 8.00%, 1/15/2030	91	96
Series 2224, Class CB, 8.00%, 3/15/2030	20	21
Series 3654, Class DC, 5.00%, 4/15/2030	3,072	3,112
Series 2230, Class Z, 8.00%, 4/15/2030	24	25
Series 2234, Class PZ, 7.50%, 5/15/2030	23	24
Series 2247, Class Z, 7.50%, 8/15/2030	24	25
Series 2256, Class MC, 7.25%, 9/15/2030	37	39
Series 2259, Class ZM, 7.00%, 10/15/2030	69	72
Series 2262, Class Z, 7.50%, 10/15/2030	6	6
Series 2271, Class PC, 7.25%, 12/15/2030	62	65
Series 2296, Class PD, 7.00%, 3/15/2031	49	51
Series 2313, Class LA, 6.50%, 5/15/2031	9	10
Series 2325, Class PM, 7.00%, 6/15/2031	26	27
Series 2359, Class ZB, 8.50%, 6/15/2031	74	80
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2332, Class ZH, 7.00%, 7/15/2031	81	85
Series 2344, Class ZD, 6.50%, 8/15/2031	467	487
Series 2344, Class ZJ, 6.50%, 8/15/2031	64	67
Series 2345, Class NE, 6.50%, 8/15/2031	48	50
Series 2351, Class PZ, 6.50%, 8/15/2031	38	40
Series 2367, Class ME, 6.50%, 10/15/2031	54	57
Series 2399, Class OH, 6.50%, 1/15/2032	60	62
Series 2399, Class TH, 6.50%, 1/15/2032	70	73
Series 2475, Class S, IF, IO, 2.53%, 2/15/2032 (d)	201	22
Series 2410, Class QX, IF, IO, 3.18%, 2/15/2032 (d)	33	3
Series 2412, Class SP, IF, 5.16%, 2/15/2032 (d)	102	112
Series 2410, Class QS, IF, 5.28%, 2/15/2032 (d)	110	124
Series 2418, Class FO, 6.37%, 2/15/2032 (d)	73	74
Series 2410, Class NG, 6.50%, 2/15/2032	80	84
Series 2420, Class XK, 6.50%, 2/15/2032	108	113
Series 2444, Class ES, IF, IO, 2.48%, 3/15/2032 (d)	76	7
Series 2450, Class SW, IF, IO, 2.53%, 3/15/2032 (d)	50	5
Series 2423, Class TB, 6.50%, 3/15/2032	130	134
Series 2430, Class WF, 6.50%, 3/15/2032	123	129
Series 2423, Class MC, 7.00%, 3/15/2032	72	75
Series 2423, Class MT, 7.00%, 3/15/2032	88	92
Series 2434, Class ZA, 6.50%, 4/15/2032	197	200
Series 2435, Class CJ, 6.50%, 4/15/2032	174	182
Series 2441, Class GF, 6.50%, 4/15/2032	31	33
Series 2434, Class TC, 7.00%, 4/15/2032	157	164
Series 2436, Class MC, 7.00%, 4/15/2032	34	35
Series 2455, Class GK, 6.50%, 5/15/2032	98	103
Series 2450, Class GZ, 7.00%, 5/15/2032	102	108
Series 2458, Class ZM, 6.50%, 6/15/2032	53	54
Series 2466, Class DH, 6.50%, 6/15/2032	35	36
Series 2466, Class PH, 6.50%, 6/15/2032	121	127
Series 2474, Class NR, 6.50%, 7/15/2032	110	114
Series 2484, Class LZ, 6.50%, 7/15/2032	141	148
Series 3393, Class JO, PO, 9/15/2032	331	293
Series 2500, Class MC, 6.00%, 9/15/2032	126	131
Series 2835, Class QO, PO, 12/15/2032	16	14
Series 2571, Class SY, IF, 5.48%, 12/15/2032 (d)	77	82
Series 2543, Class YX, 6.00%, 12/15/2032	250	261
Series 2544, Class HC, 6.00%, 12/15/2032	115	120
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2571, Class FY, 6.22%, 12/15/2032 (d)	131	132
Series 2552, Class ME, 6.00%, 1/15/2033	177	184
Series 2567, Class QD, 6.00%, 2/15/2033	156	163
Series 2575, Class ME, 6.00%, 2/15/2033	700	731
Series 2596, Class QG, 6.00%, 3/15/2033	101	105
Series 2586, Class WI, IO, 6.50%, 3/15/2033	61	9
Series 2631, Class SA, IF, 4.83%, 6/15/2033 (d)	219	240
Series 2692, Class SC, IF, 2.35%, 7/15/2033 (d)	97	101
Series 2642, Class SL, IF, 4.07%, 7/15/2033 (d)	4	3
Series 2653, Class PZ, 5.00%, 7/15/2033	979	993
Series 4238, Class WY, 3.00%, 8/15/2033	1,730	1,667
Series 2671, Class S, IF, 4.73%, 9/15/2033 (d)	60	65
Series 2733, Class SB, IF, 3.09%, 10/15/2033 (d)	1,667	1,623
Series 2780, Class SY, IF, 4.47%, 11/15/2033 (d)	35	39
Series 2722, Class PF, 6.07%, 12/15/2033 (d)	555	555
Series 3920, Class LP, 5.00%, 1/15/2034	832	850
Series 2744, Class PE, 5.50%, 2/15/2034	2	2
Series 2802, Class OH, 6.00%, 5/15/2034	161	166
Series 3611, PO, 7/15/2034	356	312
Series 3305, Class MG, IF, 7.69%, 7/15/2034 (d)	138	143
Series 2990, Class GO, PO, 2/15/2035	115	99
Series 2929, Class MS, IF, 4.10%, 2/15/2035 (d)	133	134
Series 3077, Class TO, PO, 4/15/2035	19	19
Series 2968, Class EH, 6.00%, 4/15/2035	3,549	3,671
Series 2981, Class FA, 5.87%, 5/15/2035 (d)	160	159
Series 2990, Class WP, IF, 2.92%, 6/15/2035 (d)	3	3
Series 2988, Class AF, 5.77%, 6/15/2035 (d)	296	291
Series 3014, Class OD, PO, 8/15/2035	27	24
Series 3085, Class WF, 6.27%, 8/15/2035 (d)	171	172
Series 3029, Class SO, PO, 9/15/2035	94	86
Series 3064, Class SG, IF, 1.77%, 11/15/2035 (d)	111	116
Series 3102, Class HS, IF, 4.52%, 1/15/2036 (d)	14	15
Series 3101, Class UZ, 6.00%, 1/15/2036	401	424
Series 3117, Class AO, PO, 2/15/2036	149	136
Series 3117, Class EO, PO, 2/15/2036	88	77
Series 3117, Class OG, PO, 2/15/2036	48	41
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	45

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3117, Class OK, PO, 2/15/2036	80	69
Series 3122, Class OH, PO, 3/15/2036	92	80
Series 3122, Class OP, PO, 3/15/2036	86	78
Series 3134, PO, 3/15/2036	22	18
Series 3122, Class ZB, 6.00%, 3/15/2036	29	32
Series 3138, PO, 4/15/2036	121	104
Series 3147, PO, 4/15/2036	175	159
Series 3607, Class AO, PO, 4/15/2036	223	190
Series 3607, Class BO, PO, 4/15/2036	410	355
Series 3137, Class XP, 6.00%, 4/15/2036	300	317
Series 3219, Class DI, IO, 6.00%, 4/15/2036	214	37
Series 3819, Class ZQ, 6.00%, 4/15/2036	2,198	2,325
Series 3149, Class SO, PO, 5/15/2036	74	62
Series 3151, PO, 5/15/2036	145	121
Series 3153, Class EO, PO, 5/15/2036	171	147
Series 3233, Class OP, PO, 5/15/2036	31	27
Series 3171, Class MO, PO, 6/15/2036	214	193
Series 3523, Class SD, IF, 4.63%, 6/15/2036 (d)	80	80
Series 3164, Class MG, 6.00%, 6/15/2036	48	51
Series 3179, Class OA, PO, 7/15/2036	81	69
Series 3194, Class SA, IF, IO, 1.63%, 7/15/2036 (d)	39	5
Series 3181, Class AZ, 6.50%, 7/15/2036	245	259
Series 3195, Class PD, 6.50%, 7/15/2036	180	187
Series 3200, PO, 8/15/2036	137	116
Series 3202, Class HI, IF, IO, 1.18%, 8/15/2036 (d)	1,677	169
Series 3200, Class AY, 5.50%, 8/15/2036	530	555
Series 3645, Class KZ, 5.50%, 8/15/2036	189	198
Series 3213, Class OA, PO, 9/15/2036	70	62
Series 3218, Class AO, PO, 9/15/2036	61	49
Series 3225, Class EO, PO, 10/15/2036	141	113
Series 3232, Class ST, IF, IO, 1.23%, 10/15/2036 (d)	236	20
Series 3704, Class DT, 7.50%, 11/15/2036	1,794	1,929
Series 3256, PO, 12/15/2036	77	64
Series 3704, Class CT, 7.00%, 12/15/2036	4,050	4,317
Series 3704, Class ET, 7.50%, 12/15/2036	1,528	1,679
Series 3261, Class OA, PO, 1/15/2037	76	64
Series 3260, Class CS, IF, IO, 0.67%, 1/15/2037 (d)	126	12
Series 3274, Class JO, PO, 2/15/2037	23	20
Series 3510, Class OD, PO, 2/15/2037	183	157
Series 3275, Class FL, 5.91%, 2/15/2037 (d)	121	119
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3274, Class B, 6.00%, 2/15/2037	188	201
Series 3286, PO, 3/15/2037	9	8
Series 3290, Class SB, IF, IO, 0.98%, 3/15/2037 (d)	273	21
Series 3443, Class SY, IF, 3.23%, 3/15/2037 (d)	72	78
Series 3373, Class TO, PO, 4/15/2037	84	71
Series 3302, Class UT, 6.00%, 4/15/2037	215	228
Series 3316, PO, 5/15/2037	141	118
Series 3318, Class AO, PO, 5/15/2037	3	2
Series 3607, PO, 5/15/2037	799	660
Series 3315, Class HZ, 6.00%, 5/15/2037	163	172
Series 3326, Class JO, PO, 6/15/2037	14	12
Series 3331, PO, 6/15/2037	78	67
Series 3607, Class OP, PO, 7/15/2037	756	632
Series 4032, Class TO, PO, 7/15/2037	1,074	899
Series 3344, Class SL, IF, IO, 1.13%, 7/15/2037 (d)	144	14
Series 4048, Class FJ, 5.85%, 7/15/2037 (d)	1,774	1,742
Series 3365, PO, 9/15/2037	120	101
Series 3371, Class FA, 6.07%, 9/15/2037 (d)	61	61
Series 3387, Class SA, IF, IO, 0.95%, 11/15/2037 (d)	1,033	82
Series 3383, Class SA, IF, IO, 0.98%, 11/15/2037 (d)	552	60
Series 3404, Class SC, IF, IO, 0.53%, 1/15/2038 (d)	1,087	104
Series 3422, Class SE, IF, 3.78%, 2/15/2038 (d)	50	52
Series 3423, Class PB, 5.50%, 3/15/2038	950	998
Series 3424, Class PI, IF, IO, 1.33%, 4/15/2038 (d)	531	58
Series 3453, Class B, 5.50%, 5/15/2038	76	78
Series 3455, Class SE, IF, IO, 0.73%, 6/15/2038 (d)	547	63
Series 3461, Class LZ, 6.00%, 6/15/2038	55	57
Series 3461, Class Z, 6.00%, 6/15/2038	1,221	1,282
Series 3481, Class SJ, IF, IO, 0.38%, 8/15/2038 (d)	659	63
Series 3895, Class WA, 5.64%, 10/15/2038 (d)	266	278
Series 3501, Class CB, 5.50%, 1/15/2039	588	611
Series 3511, Class SA, IF, IO, 0.53%, 2/15/2039 (d)	297	25
Series 3546, Class A, 6.40%, 2/15/2039 (d)	193	197
Series 3531, Class SM, IF, IO, 0.63%, 5/15/2039 (d)	47	3
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3531, Class SA, IF, IO, 0.83%, 5/15/2039 (d)	434	12
Series 3549, Class FA, 6.67%, 7/15/2039 (d)	50	50
Series 3607, Class TO, PO, 10/15/2039	396	329
Series 3608, Class SC, IF, IO, 0.78%, 12/15/2039 (d)	250	23
Series 3621, Class BO, PO, 1/15/2040	350	302
Series 3802, Class LS, IF, IO, 0.49%, 1/15/2040 (d)	1,863	133
Series 3632, Class BS, IF, 15.65%, 2/15/2040 (d)	977	996
Series 3740, Class SB, IF, IO, 0.53%, 10/15/2040 (d)	801	70
Series 3740, Class SC, IF, IO, 0.53%, 10/15/2040 (d)	807	87
Series 3779, Class GZ, 4.50%, 12/15/2040	6,245	6,030
Series 3779, Class Z, 4.50%, 12/15/2040	16,001	15,760
Series 3860, Class PZ, 5.00%, 5/15/2041	9,618	9,730
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (d)	575	554
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (d)	1,569	1,594
Series 4048, Class FB, 5.87%, 10/15/2041 (d)	1,416	1,407
Series 3957, Class B, 4.00%, 11/15/2041	1,014	997
Series 3966, Class NA, 4.00%, 12/15/2041	927	911
Series 4012, Class FN, 5.97%, 3/15/2042 (d)	2,784	2,748
Series 4077, Class FB, 5.97%, 7/15/2042 (d)	1,203	1,185
Series 4217, Class KY, 3.00%, 6/15/2043	1,794	1,604
Series 4257, Class DZ, 2.50%, 10/15/2043	6,418	5,527
Series 3688, Class GT, 7.53%, 11/15/2046 (d)	1,897	2,035
Series 4809, Class ZM, 4.00%, 7/15/2048	21,712	20,727
Series 4837, Class ZB, 4.00%, 10/15/2048	7,287	6,927
Series 5008, Class LB, 1.50%, 8/25/2050	20,228	16,243
Series 5190, Class PH, 2.50%, 2/25/2052	20,302	18,519
Series 5354, PO, 10/25/2053	8,975	7,058
FHLMC, STRIPS
Series 197, PO, 4/1/2028	104	98
Series 233, Class 11, IO, 5.00%, 9/15/2035	387	67
Series 233, Class 12, IO, 5.00%, 9/15/2035	330	49
Series 233, Class 13, IO, 5.00%, 9/15/2035	616	96
Series 239, Class S30, IF, IO, 2.23%, 8/15/2036 (d)	1,207	160
Series 262, Class 35, 3.50%, 7/15/2042	12,406	11,776
Series 264, Class F1, 6.02%, 7/15/2042 (d)	4,906	4,844
Series 270, Class F1, 5.97%, 8/15/2042 (d)	1,750	1,723
Series 299, Class 300, 3.00%, 1/15/2043	925	855
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 310, PO, 9/15/2043	2,897	2,233
Series 406, PO, 10/25/2053	60,585	50,188
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.34%, 7/25/2032 (d)	288	268
Series T-48, Class 1A, 4.41%, 7/25/2033 (d)	842	807
Series T-76, Class 2A, 2.36%, 10/25/2037 (d)	4,863	4,812
Series T-42, Class A5, 7.50%, 2/25/2042	1,173	1,251
Series T-51, Class 2A, 7.50%, 8/25/2042 (d)	260	279
Series T-54, Class 2A, 6.50%, 2/25/2043	1,415	1,456
Series T-54, Class 3A, 7.00%, 2/25/2043	453	481
Series T-56, Class A5, 5.23%, 5/25/2043	2,958	2,899
Series T-57, Class 1AP, PO, 7/25/2043	97	77
Series T-57, Class 1A3, 7.50%, 7/25/2043	276	296
Series T-58, Class A, PO, 9/25/2043	104	72
Series T-58, Class 4A, 7.50%, 9/25/2043	1,516	1,570
Series T-59, Class 1AP, PO, 10/25/2043	117	63
Series T-59, Class 1A2, 7.00%, 10/25/2043	1,431	1,498
Series T-62, Class 1A1, 6.36%, 10/25/2044 (d)	1,585	1,433
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	425	206
Series 2007-FA4, Class 1A2, IF, IO, 0.26%, 8/25/2037 (d)	4,602	433
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	895	935
Series 2003-W8, Class 3F1, 5.86%, 5/25/2042 (d)	122	121
Series 2003-W2, Class 2A9, 5.90%, 7/25/2042	251	252
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	419	440
Series 2003-W6, Class 2A4, 5.20%, 9/25/2042	1,454	1,438
Series 2003-W6, Class 3A, 6.50%, 9/25/2042	510	521
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	551	565
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	136	141
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	123	126
Series 2004-W15, Class 2AF, 5.71%, 8/25/2044 (d)	418	414
Series 2005-W3, Class 2AF, 5.68%, 3/25/2045 (d)	3,428	3,396
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	47

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	186	191
Series 2006-W2, Class 2A, 4.50%, 11/25/2045 (d)	498	504
Series 2006-W2, Class 1AF1, 5.68%, 2/25/2046 (d)	1,529	1,510
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	85,906	82,493
FNMA, Grantor Trust, Whole Loan
Series 1999-T2, Class A1, 7.50%, 1/19/2039 (d)	249	250
Series 2001-T3, Class A1, 7.50%, 11/25/2040	426	431
Series 2002-T4, Class A1, 6.50%, 12/25/2041	4,842	4,979
Series 2002-T16, Class A2, 7.00%, 7/25/2042	556	584
Series 2004-T2, Class 2A, 4.87%, 7/25/2043 (d)	324	326
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	738	751
Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	83	85
Series 2004-T3, Class PT1, 9.28%, 1/25/2044 (d)	107	111
Series 2004-T3, Class 1A2, 6.50%, 2/25/2044	1,440	1,470
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	603	624
FNMA, REMIC
Series 2004-81, Class JG, 5.00%, 11/25/2024	—	—
Series 1995-2, Class Z, 8.50%, 1/25/2025	—	—
Series G95-1, Class C, 8.80%, 1/25/2025	—	—
Series 2005-67, Class EY, 5.50%, 8/25/2025	48	48
Series 2005-121, Class DX, 5.50%, 1/25/2026	8	8
Series 2006-94, Class GK, IF, 5.93%, 10/25/2026 (d)	14	15
Series 1996-48, Class Z, 7.00%, 11/25/2026	7	7
Series 1997-27, Class J, 7.50%, 4/18/2027	7	7
Series 1997-29, Class J, 7.50%, 4/20/2027	12	12
Series 1997-32, Class PG, 6.50%, 4/25/2027	8	8
Series 1997-39, Class PD, 7.50%, 5/20/2027	34	34
Series 1997-42, Class ZC, 6.50%, 7/18/2027	1	1
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	10	1
Series 1998-36, Class ZB, 6.00%, 7/18/2028	14	14
Series 2008-55, Class S, IF, IO, 2.14%, 7/25/2028 (d)	358	18
Series 2009-11, Class NB, 5.00%, 3/25/2029	68	68
Series 1999-18, Class Z, 5.50%, 4/18/2029	11	11
Series 1999-17, Class C, 6.35%, 4/25/2029	10	10
Series 1999-62, Class PB, 7.50%, 12/18/2029	13	13
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2000-2, Class ZE, 7.50%, 2/25/2030	71	74
Series 2000-20, Class SA, IF, IO, 3.64%, 7/25/2030 (d)	2	—
Series 2000-52, IO, 8.50%, 1/25/2031	6	1
Series 2001-7, Class PF, 7.00%, 3/25/2031	6	6
Series 2011-31, Class DB, 3.50%, 4/25/2031	2,295	2,251
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	89	11
Series 2001-30, Class PM, 7.00%, 7/25/2031	45	46
Series 2001-36, Class DE, 7.00%, 8/25/2031	90	94
Series 2001-60, Class QS, IF, 5.38%, 9/25/2031 (d)	58	65
Series 2001-49, Class Z, 6.50%, 9/25/2031	27	28
Series 2001-44, Class MY, 7.00%, 9/25/2031	120	126
Series 2001-44, Class PD, 7.00%, 9/25/2031	20	20
Series 2001-44, Class PU, 7.00%, 9/25/2031	18	19
Series 2001-52, Class KB, 6.50%, 10/25/2031	18	18
Series 2003-52, Class SX, IF, 6.56%, 10/25/2031 (d)	37	43
Series 2004-74, Class SW, IF, 4.56%, 11/25/2031 (d)	50	54
Series 2001-60, Class PX, 6.00%, 11/25/2031	148	153
Series 2001-61, Class Z, 7.00%, 11/25/2031	171	178
Series 2001-72, Class SX, IF, 4.74%, 12/25/2031 (d)	3	3
Series 2001-81, Class LO, PO, 1/25/2032	4	3
Series 2002-1, Class SA, IF, 7.43%, 2/25/2032 (d)	14	16
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (d)	99	2
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (d)	2	2
Series 2002-21, Class LO, PO, 4/25/2032	5	4
Series 2002-15, Class ZA, 6.00%, 4/25/2032	407	422
Series 2002-21, Class PE, 6.50%, 4/25/2032	67	70
Series 2002-28, Class PK, 6.50%, 5/25/2032	135	141
Series 2002-37, Class Z, 6.50%, 6/25/2032	62	64
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	199	16
Series 2002-48, Class GH, 6.50%, 8/25/2032	157	164
Series 2004-61, Class SH, IF, 2.15%, 11/25/2032 (d)	19	20
Series 2002-71, Class AP, 5.00%, 11/25/2032	25	24
Series 2011-39, Class ZA, 6.00%, 11/25/2032	1,205	1,255
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (d)	52	54
Series 2004-59, Class BG, PO, 12/25/2032	33	29
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2002-77, Class S, IF, 4.47%, 12/25/2032 (d)	27	29
Series 2002-78, Class Z, 5.50%, 12/25/2032	363	375
Series 2003-9, Class NZ, 6.50%, 2/25/2033	69	73
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	30	1
Series 2003-22, Class UD, 4.00%, 4/25/2033	656	645
Series 2003-35, Class EA, PO, 5/25/2033	21	18
Series 2003-42, Class GB, 4.00%, 5/25/2033	53	51
Series 2003-34, Class AX, 6.00%, 5/25/2033	109	114
Series 2003-34, Class ED, 6.00%, 5/25/2033	474	493
Series 2003-34, Class GE, 6.00%, 5/25/2033	277	289
Series 2003-39, IO, 6.00%, 5/25/2033 (d)	27	3
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	258	39
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	500	37
Series 2003-47, Class PE, 5.75%, 6/25/2033	232	241
Series 2003-64, Class SX, IF, 0.09%, 7/25/2033 (d)	72	72
Series 2003-132, Class OA, PO, 8/25/2033	2	2
Series 2003-71, Class DS, IF, 0.18%, 8/25/2033 (d)	363	342
Series 2003-74, Class SH, IF, 0.34%, 8/25/2033 (d)	53	53
Series 2005-56, Class TP, IF, 1.76%, 8/25/2033 (d)	17	17
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	737	96
Series 2003-73, Class HC, 5.50%, 8/25/2033	299	310
Series 2003-91, Class SD, IF, 3.39%, 9/25/2033 (d)	46	47
Series 2013-100, Class WB, 3.00%, 10/25/2033	5,339	5,142
Series 2003-105, Class AZ, 5.50%, 10/25/2033	2,287	2,366
Series 2003-116, Class SB, IF, IO, 2.14%, 11/25/2033 (d)	317	27
Series 2006-44, Class P, PO, 12/25/2033	301	259
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	1,902	1,987
Series 2003-130, Class SX, IF, 3.33%, 1/25/2034 (d)	5	5
Series 2004-87, Class F, 6.21%, 1/25/2034 (d)	392	394
Series 2004-46, Class EP, PO, 3/25/2034	111	108
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-28, Class PF, 5.86%, 3/25/2034 (d)	102	102
Series 2004-25, Class SA, IF, 4.50%, 4/25/2034 (d)	103	113
Series 2004-17, Class H, 5.50%, 4/25/2034	748	776
Series 2004-46, Class SK, IF, 1.48%, 5/25/2034 (d)	26	26
Series 2004-46, Class QB, IF, 2.15%, 5/25/2034 (d)	62	68
Series 2004-36, Class SA, IF, 4.50%, 5/25/2034 (d)	272	310
Series 2004-36, Class FA, 5.86%, 5/25/2034 (d)	636	632
Series 2004-51, Class SY, IF, 3.31%, 7/25/2034 (d)	44	44
Series 2004-50, Class VZ, 5.50%, 7/25/2034	1,382	1,433
Series 2005-25, Class PF, 5.81%, 4/25/2035 (d)	341	336
Series 2005-42, Class PS, IF, 3.34%, 5/25/2035 (d)	9	9
Series 2005-74, Class CP, IF, 4.72%, 5/25/2035 (d)	10	10
Series 2005-74, Class CS, IF, 5.00%, 5/25/2035 (d)	42	42
Series 2005-74, Class SK, IF, 5.11%, 5/25/2035 (d)	29	29
Series 2005-59, Class SU, IF, 22.16%, 6/25/2035 (d)	100	103
Series 2005-56, Class S, IF, IO, 1.25%, 7/25/2035 (d)	207	19
Series 2005-66, Class SG, IF, 3.72%, 7/25/2035 (d)	102	108
Series 2005-73, Class PS, IF, 3.04%, 8/25/2035 (d)	97	99
Series 2005-72, Class SB, IF, 3.22%, 8/25/2035 (d)	58	61
Series 2005-68, Class PG, 5.50%, 8/25/2035	258	265
Series 2005-73, Class ZB, 5.50%, 8/25/2035	2,549	2,656
Series 2005-90, PO, 9/25/2035	7	6
Series 2005-75, Class SV, IF, 2.35%, 9/25/2035 (d)	17	18
Series 2010-39, Class OT, PO, 10/25/2035	71	61
Series 2005-90, Class ES, IF, 3.22%, 10/25/2035 (d)	96	102
Series 2005-84, Class XM, 5.75%, 10/25/2035	175	180
Series 2005-106, Class US, IF, 4.53%, 11/25/2035 (d)	332	360
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	49

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-110, Class GL, 5.50%, 12/25/2035	1,660	1,734
Series 2005-109, Class PC, 6.00%, 12/25/2035	24	25
Series 2006-16, Class OA, PO, 3/25/2036	47	42
Series 2006-8, Class WQ, PO, 3/25/2036	640	526
Series 2006-8, Class WN, IF, IO, 1.24%, 3/25/2036 (d)	2,346	245
Series 2006-11, Class PS, IF, 4.53%, 3/25/2036 (d)	64	79
Series 2006-12, Class BZ, 5.50%, 3/25/2036	673	698
Series 2006-16, Class HZ, 5.50%, 3/25/2036	146	153
Series 2006-8, Class JZ, 5.50%, 3/25/2036	803	832
Series 2006-22, Class AO, PO, 4/25/2036	182	159
Series 2006-23, Class KO, PO, 4/25/2036	50	45
Series 2006-27, Class OH, PO, 4/25/2036	86	75
Series 2006-23, Class FK, 5.71%, 4/25/2036 (d)	396	389
Series 2006-33, Class LS, IF, 5.57%, 5/25/2036 (d)	60	72
Series 2006-43, PO, 6/25/2036	54	48
Series 2006-43, Class DO, PO, 6/25/2036	168	145
Series 2006-44, Class GO, PO, 6/25/2036	107	93
Series 2006-50, Class JO, PO, 6/25/2036	354	302
Series 2006-50, Class PS, PO, 6/25/2036	446	397
Series 2006-53, Class US, IF, IO, 1.12%, 6/25/2036 (d)	440	46
Series 2006-46, Class SW, IF, 4.17%, 6/25/2036 (d)	17	20
Series 2006-46, Class FW, 5.86%, 6/25/2036 (d)	109	108
Series 2006-58, PO, 7/25/2036	66	57
Series 2006-58, Class AP, PO, 7/25/2036	35	30
Series 2006-65, Class QO, PO, 7/25/2036	122	103
Series 2006-58, Class IG, IF, IO, 1.06%, 7/25/2036 (d)	125	10
Series 2006-56, Class FC, 5.75%, 7/25/2036 (d)	929	920
Series 2006-58, Class FL, 5.92%, 7/25/2036 (d)	106	105
Series 2006-71, Class ZL, 6.00%, 7/25/2036	1,344	1,420
Series 2006-63, Class ZH, 6.50%, 7/25/2036	664	712
Series 2011-19, Class ZY, 6.50%, 7/25/2036	879	943
Series 2006-60, Class AK, IF, 6.95%, 7/25/2036 (d)	67	73
Series 2006-62, Class PS, IF, 7.12%, 7/25/2036 (d)	45	62
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-72, Class GO, PO, 8/25/2036	204	177
Series 2006-72, Class TO, PO, 8/25/2036	35	30
Series 2006-79, Class DO, PO, 8/25/2036	89	76
Series 2006-79, Class OP, PO, 8/25/2036	131	107
Series 2007-7, Class SG, IF, IO, 1.04%, 8/25/2036 (d)	810	103
Series 2006-79, Class DF, 5.81%, 8/25/2036 (d)	377	374
Series 2006-77, Class PC, 6.50%, 8/25/2036	238	245
Series 2006-78, Class BZ, 6.50%, 8/25/2036	80	85
Series 2006-86, Class OB, PO, 9/25/2036	123	103
Series 2006-90, Class AO, PO, 9/25/2036	73	65
Series 2008-42, Class AO, PO, 9/25/2036	52	44
Series 2006-85, Class MZ, 6.50%, 9/25/2036	28	29
Series 2006-95, Class SG, IF, 4.35%, 10/25/2036 (d)	69	83
Series 2009-19, Class PW, 4.50%, 10/25/2036	553	554
Series 2006-109, PO, 11/25/2036	39	33
Series 2006-110, PO, 11/25/2036	180	155
Series 2006-111, Class EO, PO, 11/25/2036	100	86
Series 2006-115, Class OK, PO, 12/25/2036	99	79
Series 2006-119, PO, 12/25/2036	55	47
Series 2006-117, Class GS, IF, IO, 1.19%, 12/25/2036 (d)	457	29
Series 2006-115, Class ES, IF, 4.71%, 12/25/2036 (d)	10	10
Series 2006-118, Class A1, 5.52%, 12/25/2036 (d)	202	197
Series 2006-118, Class A2, 5.52%, 12/25/2036 (d)	903	881
Series 2006-128, PO, 1/25/2037	111	94
Series 2009-70, Class CO, PO, 1/25/2037	324	271
Series 2006-128, Class BP, 5.50%, 1/25/2037	25	25
Series 2007-10, Class FD, 5.71%, 2/25/2037 (d)	152	150
Series 2007-1, Class SD, IF, 6.22%, 2/25/2037 (d)	73	127
Series 2007-14, Class OP, PO, 3/25/2037	98	85
Series 2007-22, Class SC, IF, IO, 0.62%, 3/25/2037 (d)	15	—
Series 2007-14, Class ES, IF, IO, 0.98%, 3/25/2037 (d)	747	75
Series 2009-63, Class P, 5.00%, 3/25/2037	12	12
Series 2007-77, Class FG, 5.96%, 3/25/2037 (d)	208	206
Series 2007-18, Class MZ, 6.00%, 3/25/2037	221	233
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-16, Class FC, 6.21%, 3/25/2037 (d)	134	134
Series 2007-28, Class EO, PO, 4/25/2037	264	225
Series 2007-35, Class SI, IF, IO, 0.64%, 4/25/2037 (d)	251	12
Series 2007-29, Class SG, IF, 4.46%, 4/25/2037 (d)	153	175
Series 2007-42, Class AO, PO, 5/25/2037	13	11
Series 2007-43, Class FL, 5.76%, 5/25/2037 (d)	151	148
Series 2007-42, Class B, 6.00%, 5/25/2037	433	451
Series 2007-92, Class YS, IF, IO, 0.32%, 6/25/2037 (d)	132	10
Series 2007-53, Class SH, IF, IO, 0.64%, 6/25/2037 (d)	534	45
Series 2007-54, Class WI, IF, IO, 0.64%, 6/25/2037 (d)	148	14
Series 2007-98, Class FB, 5.91%, 6/25/2037 (d)	83	83
Series 2007-92, Class YA, 6.50%, 6/25/2037	79	83
Series 2007-67, PO, 7/25/2037	205	179
Series 2007-72, Class EK, IF, IO, 0.94%, 7/25/2037 (d)	1,417	152
Series 2007-65, Class KI, IF, IO, 1.16%, 7/25/2037 (d)	476	51
Series 2007-60, Class AX, IF, IO, 1.69%, 7/25/2037 (d)	2,125	299
Series 2007-62, Class SE, IF, 2.84%, 7/25/2037 (d)	108	113
Series 2007-70, Class Z, 5.50%, 7/25/2037	520	545
Series 2007-97, Class FC, 5.96%, 7/25/2037 (d)	127	126
Series 2007-79, Class SB, IF, 3.98%, 8/25/2037 (d)	164	202
Series 2007-76, Class AZ, 5.50%, 8/25/2037	55	55
Series 2007-76, Class ZG, 6.00%, 8/25/2037	144	150
Series 2007-78, Class CB, 6.00%, 8/25/2037	53	56
Series 2007-78, Class PE, 6.00%, 8/25/2037	104	108
Series 2007-81, Class GE, 6.00%, 8/25/2037	213	225
Series 2007-88, Class VI, IF, IO, 1.08%, 9/25/2037 (d)	729	78
Series 2007-85, Class SL, IF, 2.49%, 9/25/2037 (d)	43	45
Series 2009-86, Class OT, PO, 10/25/2037	1,841	1,552
Series 2007-100, Class SM, IF, IO, 0.99%, 10/25/2037 (d)	520	50
Series 2007-91, Class ES, IF, IO, 1.00%, 10/25/2037 (d)	796	80
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-108, Class SA, IF, IO, 0.90%, 12/25/2037 (d)	26	2
Series 2007-109, Class AI, IF, IO, 0.94%, 12/25/2037 (d)	669	51
Series 2007-112, Class SA, IF, IO, 0.99%, 12/25/2037 (d)	739	93
Series 2007-112, Class MJ, 6.50%, 12/25/2037	576	606
Series 2007-116, Class HI, IO, 0.74%, 1/25/2038 (d)	1,110	59
Series 2008-1, Class BI, IF, IO, 0.45%, 2/25/2038 (d)	557	52
Series 2008-4, Class SD, IF, IO, 0.54%, 2/25/2038 (d)	1,586	145
Series 2008-16, Class IS, IF, IO, 0.74%, 3/25/2038 (d)	194	16
Series 2008-10, Class XI, IF, IO, 0.77%, 3/25/2038 (d)	236	21
Series 2008-20, Class SA, IF, IO, 1.53%, 3/25/2038 (d)	257	26
Series 2008-18, Class SP, IF, 3.07%, 3/25/2038 (d)	110	105
Series 2008-18, Class FA, 6.36%, 3/25/2038 (d)	138	139
Series 2008-32, Class SA, IF, IO, 1.39%, 4/25/2038 (d)	111	10
Series 2008-27, Class SN, IF, IO, 1.44%, 4/25/2038 (d)	237	28
Series 2008-28, Class QS, IF, 4.31%, 4/25/2038 (d)	92	103
Series 2008-44, PO, 5/25/2038	9	7
Series 2008-46, Class HI, IO, 1.49%, 6/25/2038 (d)	208	13
Series 2008-53, Class CI, IF, IO, 1.74%, 7/25/2038 (d)	119	12
Series 2008-56, Class AC, 5.00%, 7/25/2038	122	122
Series 2008-60, Class JC, 5.00%, 7/25/2038	175	179
Series 2011-47, Class ZA, 5.50%, 7/25/2038	597	613
Series 2008-80, Class SA, IF, IO, 0.39%, 9/25/2038 (d)	505	46
Series 2008-81, Class SB, IF, IO, 0.39%, 9/25/2038 (d)	603	40
Series 2009-6, Class GS, IF, IO, 1.09%, 2/25/2039 (d)	365	36
Series 2009-4, Class BD, 4.50%, 2/25/2039	6	6
Series 2009-17, Class QS, IF, IO, 1.19%, 3/25/2039 (d)	119	10
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	51

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	262	42
Series 2009-47, Class MT, 7.00%, 7/25/2039	7	7
Series 2009-59, Class HB, 5.00%, 8/25/2039	1,035	1,055
Series 2009-60, Class HT, 6.00%, 8/25/2039	1,273	1,350
Series 2009-65, Class MT, 5.00%, 9/25/2039	274	281
Series 2009-69, Class WA, 6.00%, 9/25/2039 (d)	357	363
Series 2009-84, Class WS, IF, IO, 0.44%, 10/25/2039 (d)	160	13
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	654	114
Series 2009-99, Class SC, IF, IO, 0.72%, 12/25/2039 (d)	195	16
Series 2009-99, Class WA, 6.33%, 12/25/2039 (d)	834	853
Series 2009-103, Class MB, 6.92%, 12/25/2039 (d)	517	522
Series 2009-113, Class AO, PO, 1/25/2040	156	128
Series 2009-112, Class ST, IF, IO, 0.79%, 1/25/2040 (d)	449	45
Series 2010-1, Class WA, 6.27%, 2/25/2040 (d)	157	161
Series 2010-49, Class SC, IF, 1.73%, 3/25/2040 (d)	665	636
Series 2010-16, Class WB, 6.13%, 3/25/2040 (d)	737	753
Series 2010-16, Class WA, 6.44%, 3/25/2040 (d)	610	623
Series 2010-35, Class SB, IF, IO, 0.96%, 4/25/2040 (d)	332	24
Series 2010-40, Class FJ, 6.06%, 4/25/2040 (d)	61	61
Series 2010-35, Class SJ, IF, 15.44%, 4/25/2040 (d)	419	426
Series 2010-42, Class S, IF, IO, 0.94%, 5/25/2040 (d)	201	16
Series 2010-43, Class FD, 6.06%, 5/25/2040 (d)	193	192
Series 2010-63, Class AP, PO, 6/25/2040	248	213
Series 2010-64, Class DM, 5.00%, 6/25/2040	1,169	1,176
Series 2010-58, Class MB, 5.50%, 6/25/2040	2,505	2,571
Series 2010-71, Class HJ, 5.50%, 7/25/2040	989	1,036
Series 2010-102, Class PN, 5.00%, 9/25/2040	816	829
Series 2010-111, Class AM, 5.50%, 10/25/2040	3,264	3,427
Series 2010-125, Class SA, IF, IO, 3.77%, 11/25/2040 (d)	1,203	51
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2010-147, Class SA, IF, IO, 1.07%, 1/25/2041 (d)	2,410	362
Series 2011-30, Class LS, IO, 0.64%, 4/25/2041 (d)	1,656	85
Series 2011-149, Class EF, 5.96%, 7/25/2041 (d)	118	117
Series 2011-75, Class FA, 6.01%, 8/25/2041 (d)	225	224
Series 2011-149, Class MF, 5.96%, 11/25/2041 (d)	485	483
Series 2011-118, Class LB, 7.00%, 11/25/2041	2,685	2,861
Series 2011-118, Class MT, 7.00%, 11/25/2041	3,347	3,548
Series 2011-118, Class NT, 7.00%, 11/25/2041	2,850	3,035
Series 2012-99, Class FA, 5.91%, 9/25/2042 (d)	895	879
Series 2012-101, Class FC, 5.96%, 9/25/2042 (d)	520	513
Series 2012-97, Class FB, 5.96%, 9/25/2042 (d)	1,640	1,617
Series 2012-108, Class F, 5.96%, 10/25/2042 (d)	1,373	1,354
Series 2012-120, Class ZB, 3.50%, 11/25/2042	5,022	4,742
Series 2013-81, Class TA, 3.00%, 2/25/2043	1,680	1,633
Series 2013-4, Class AJ, 3.50%, 2/25/2043	1,010	956
Series 2013-92, PO, 9/25/2043	3,678	2,823
Series 2013-101, Class DO, PO, 10/25/2043	3,189	2,428
Series 2013-128, PO, 12/25/2043	5,675	4,384
Series 2013-135, PO, 1/25/2044	1,993	1,512
Series 2014-29, Class PS, IF, IO, 0.59%, 5/25/2044 (d)	1,785	203
Series 2018-42, Class B, 3.00%, 6/25/2048	32,280	28,796
Series 2018-63, Class DA, 3.50%, 9/25/2048	1,283	1,188
Series 2018-94, Class DZ, 4.00%, 1/25/2049	10,296	9,805
Series 2010-103, Class SB, IF, IO, 0.64%, 11/25/2049 (d)	326	31
Series 2020-90, Class PE, 2.00%, 12/25/2050	11,349	9,179
Series 2011-2, Class WA, 5.83%, 2/25/2051 (d)	261	271
Series 2011-58, Class WA, 5.50%, 7/25/2051 (d)	158	157
FNMA, REMIC Trust, Whole Loan
Series 2004-W10, Class A6, 5.75%, 8/25/2034	1,627	1,676
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	109	110
Series 2007-W5, PO, 6/25/2037	93	74
Series 2007-W7, Class 1A4, IF, 6.40%, 7/25/2037 (d)	62	81
Series 2002-W6, Class 1A6, 6.15%, 6/25/2042	9,313	9,287
Series 2003-W4, Class 2A, 5.31%, 10/25/2042 (d)	63	63
Series 2003-W1, Class 1A1, 4.77%, 12/25/2042 (d)	451	450
Series 2003-W1, Class 2A, 5.25%, 12/25/2042 (d)	128	129
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	378	393
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	637	660
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	360	373
Series 2007-W10, Class 2A, 6.25%, 8/25/2047 (d)	43	45
Series 2009-W1, Class A, 6.00%, 12/25/2049	1,157	1,199
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 4.57%, 6/27/2036 (d)	1,485	1,491
Series 2007-54, Class FA, 5.86%, 6/25/2037 (d)	752	741
Series 2007-64, Class FB, 5.83%, 7/25/2037 (d)	249	247
Series 2007-106, Class A7, 6.02%, 10/25/2037 (d)	166	175
Series 2002-90, Class A1, 6.50%, 6/25/2042	257	265
FNMA, STRIPS
Series 329, Class 1, PO, 1/25/2033	25	22
Series 345, Class 6, IO, 5.00%, 12/25/2033 (d)	36	4
Series 365, Class 8, IO, 5.50%, 5/25/2036	144	28
Series 374, Class 5, IO, 5.50%, 8/25/2036	97	16
Series 393, Class 6, IO, 5.50%, 4/25/2037	39	4
Series 383, Class 33, IO, 6.00%, 1/25/2038	98	18
Series 412, Class F2, 5.96%, 8/25/2042 (d)	1,789	1,753
Series 411, Class F1, 6.01%, 8/25/2042 (d)	3,959	3,910
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 5.72%, 11/25/2046 (d)	2,629	2,604
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 4.38%, 6/19/2035 (d)	164	158
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GNMA
Series 2001-35, Class SA, IF, IO, 2.80%, 8/16/2031 (d)	41	—
Series 2002-52, Class GH, 6.50%, 7/20/2032	225	224
Series 2003-58, Class BE, 6.50%, 1/20/2033	302	301
Series 2003-12, Class SP, IF, IO, 2.25%, 2/20/2033 (d)	72	—
Series 2003-25, Class PZ, 5.50%, 4/20/2033	648	653
Series 2003-46, Class MG, 6.50%, 5/20/2033	234	233
Series 2003-52, Class AP, PO, 6/16/2033	112	97
Series 2003-75, Class ZX, 6.00%, 9/16/2033	348	352
Series 2010-41, Class WA, 5.81%, 10/20/2033 (d)	403	412
Series 2003-97, Class SA, IF, IO, 1.10%, 11/16/2033 (d)	156	—
Series 2003-112, Class SA, IF, IO, 1.10%, 12/16/2033 (d)	257	1
Series 2004-28, Class S, IF, 4.67%, 4/16/2034 (d)	118	128
Series 2005-7, Class JM, IF, 4.72%, 5/18/2034 (d)	2	2
Series 2004-46, PO, 6/20/2034	217	206
Series 2004-49, Class Z, 6.00%, 6/20/2034	877	894
Series 2010-103, Class WA, 5.67%, 8/20/2034 (d)	231	237
Series 2004-73, Class JL, IF, IO, 1.10%, 9/16/2034 (d)	915	81
Series 2004-71, Class SB, IF, 2.70%, 9/20/2034 (d)	92	100
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (d)	92	92
Series 2004-89, Class LS, IF, 4.39%, 10/16/2034 (d)	61	66
Series 2004-90, Class SI, IF, IO, 0.65%, 10/20/2034 (d)	1,261	73
Series 2004-96, Class SC, IF, IO, 0.63%, 11/20/2034 (d)	792	—
Series 2005-3, Class SK, IF, IO, 1.30%, 1/20/2035 (d)	845	60
Series 2005-68, Class DP, IF, 3.29%, 6/17/2035 (d)	199	211
Series 2008-79, Class CS, IF, 1.35%, 6/20/2035 (d)	429	418
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	84	10
Series 2005-66, Class SP, IF, 2.66%, 8/16/2035 (d)	52	55
Series 2010-14, Class CO, PO, 8/20/2035	502	451
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	53

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-65, Class SA, IF, 2.08%, 8/20/2035 (d)	27	28
Series 2005-68, Class KI, IF, IO, 0.85%, 9/20/2035 (d)	1,778	161
Series 2005-72, Class AZ, 5.50%, 9/20/2035	372	378
Series 2005-82, PO, 10/20/2035	121	107
Series 2010-14, Class BO, PO, 11/20/2035	176	152
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	178	17
Series 2006-16, Class OP, PO, 3/20/2036	149	135
Series 2006-22, Class AO, PO, 5/20/2036	214	202
Series 2006-34, PO, 7/20/2036	28	26
Series 2006-33, Class Z, 6.50%, 7/20/2036	938	973
Series 2006-38, Class ZK, 6.50%, 8/20/2036	1,183	1,180
Series 2006-59, Class SD, IF, IO, 1.25%, 10/20/2036 (d)	293	18
Series 2006-57, Class PZ, 5.56%, 10/20/2036	507	505
Series 2006-65, Class SA, IF, IO, 1.35%, 11/20/2036 (d)	453	—
Series 2011-22, Class WA, 5.84%, 2/20/2037 (d)	172	178
Series 2007-57, PO, 3/20/2037	24	24
Series 2007-9, Class CI, IF, IO, 0.75%, 3/20/2037 (d)	571	34
Series 2007-17, Class JO, PO, 4/16/2037	298	258
Series 2007-17, Class JI, IF, IO, 1.36%, 4/16/2037 (d)	767	72
Series 2007-19, Class SD, IF, IO, 0.75%, 4/20/2037 (d)	275	7
Series 2010-129, Class AW, 5.86%, 4/20/2037 (d)	291	300
Series 2007-25, Class FN, 5.75%, 5/16/2037 (d)	252	249
Series 2007-28, Class BO, PO, 5/20/2037	42	38
Series 2007-26, Class SC, IF, IO, 0.75%, 5/20/2037 (d)	503	19
Series 2007-27, Class SD, IF, IO, 0.75%, 5/20/2037 (d)	548	20
Series 2007-35, PO, 6/16/2037	777	698
Series 2007-36, Class HO, PO, 6/16/2037	77	74
Series 2007-36, Class SE, IF, IO, 1.02%, 6/16/2037 (d)	330	9
Series 2007-36, Class SJ, IF, IO, 0.80%, 6/20/2037 (d)	418	10
Series 2007-45, Class QA, IF, IO, 1.19%, 7/20/2037 (d)	638	38
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-40, Class SN, IF, IO, 1.23%, 7/20/2037 (d)	599	22
Series 2007-40, Class SD, IF, IO, 1.30%, 7/20/2037 (d)	448	23
Series 2007-53, Class ES, IF, IO, 1.10%, 9/20/2037 (d)	465	18
Series 2007-53, Class SW, IF, 3.85%, 9/20/2037 (d)	105	113
Series 2008-7, Class SP, IF, 2.50%, 10/20/2037 (d)	75	74
Series 2009-79, Class OK, PO, 11/16/2037	778	679
Series 2007-74, Class SL, IF, IO, 1.09%, 11/16/2037 (d)	555	6
Series 2007-73, Class MI, IF, IO, 0.55%, 11/20/2037 (d)	512	10
Series 2007-76, Class SB, IF, IO, 1.05%, 11/20/2037 (d)	999	19
Series 2007-67, Class SI, IF, IO, 1.06%, 11/20/2037 (d)	537	14
Series 2007-72, Class US, IF, IO, 1.10%, 11/20/2037 (d)	452	8
Series 2008-7, Class SK, IF, 3.60%, 11/20/2037 (d)	53	54
Series 2007-79, Class SY, IF, IO, 1.10%, 12/20/2037 (d)	665	18
Series 2008-1, PO, 1/20/2038	30	28
Series 2015-137, Class WA, 5.55%, 1/20/2038 (d)	1,647	1,698
Series 2009-106, Class ST, IF, IO, 0.55%, 2/20/2038 (d)	4,108	171
Series 2008-17, IO, 5.50%, 2/20/2038	100	—
Series 2008-33, Class XS, IF, IO, 2.25%, 4/16/2038 (d)	311	22
Series 2008-36, Class SH, IF, IO, 0.85%, 4/20/2038 (d)	671	—
Series 2008-40, Class SA, IF, IO, 0.95%, 5/16/2038 (d)	1,958	134
Series 2008-55, Class SA, IF, IO, 0.75%, 6/20/2038 (d)	167	6
Series 2008-50, Class KB, 6.00%, 6/20/2038	345	359
Series 2008-60, Class CS, IF, IO, 0.70%, 7/20/2038 (d)	580	17
Series 2008-69, Class QD, 5.75%, 7/20/2038	91	91
Series 2008-71, Class SC, IF, IO, 0.55%, 8/20/2038 (d)	195	3
Series 2012-59, Class WA, 5.57%, 8/20/2038 (d)	836	861
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2008-76, Class US, IF, IO, 0.45%, 9/20/2038 (d)	700	23
Series 2008-81, Class S, IF, IO, 0.75%, 9/20/2038 (d)	1,456	25
Series 2009-25, Class SE, IF, IO, 2.15%, 9/20/2038 (d)	300	12
Series 2011-97, Class WA, 6.09%, 11/20/2038 (d)	432	448
Series 2008-93, Class AS, IF, IO, 0.25%, 12/20/2038 (d)	778	47
Series 2008-96, Class SL, IF, IO, 0.55%, 12/20/2038 (d)	432	12
Series 2008-95, Class DS, IF, IO, 1.85%, 12/20/2038 (d)	1,256	35
Series 2011-163, Class WA, 5.87%, 12/20/2038 (d)	1,820	1,886
Series 2014-6, Class W, 5.30%, 1/20/2039 (d)	1,387	1,429
Series 2009-6, Class SA, IF, IO, 0.65%, 2/16/2039 (d)	288	—
Series 2009-11, Class SC, IF, IO, 0.70%, 2/16/2039 (d)	367	10
Series 2009-10, Class SA, IF, IO, 0.50%, 2/20/2039 (d)	543	33
Series 2009-6, Class SH, IF, IO, 0.59%, 2/20/2039 (d)	333	—
Series 2009-31, Class TS, IF, IO, 0.85%, 3/20/2039 (d)	252	5
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	186	14
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	421	42
Series 2009-22, Class SA, IF, IO, 0.82%, 4/20/2039 (d)	853	55
Series 2009-35, Class ZB, 5.50%, 5/16/2039	7,801	8,046
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	117	10
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	158	16
Series 2009-43, Class SA, IF, IO, 0.50%, 6/20/2039 (d)	534	22
Series 2009-42, Class SC, IF, IO, 0.63%, 6/20/2039 (d)	730	56
Series 2009-64, Class SN, IF, IO, 0.65%, 7/16/2039 (d)	617	31
Series 2009-72, Class SM, IF, IO, 0.80%, 8/16/2039 (d)	793	58
Series 2009-104, Class AB, 7.00%, 8/16/2039	15	15
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2009-81, Class SB, IF, IO, 0.64%, 9/20/2039 (d)	1,425	119
Series 2009-75, Class MN, 5.50%, 9/20/2039	2,653	2,773
Series 2009-106, Class AS, IF, IO, 0.95%, 11/16/2039 (d)	1,203	115
Series 2013-147, Class BE, 4.00%, 12/20/2039	3,874	3,711
Series 2015-91, Class W, 5.27%, 5/20/2040 (d)	1,639	1,686
Series 2013-75, Class WA, 5.10%, 6/20/2040 (d)	444	453
Series 2011-137, Class WA, 5.59%, 7/20/2040 (d)	821	847
Series 2010-130, Class CP, 7.00%, 10/16/2040	1,399	1,487
Series 2010-157, Class OP, PO, 12/20/2040	1,663	1,416
Series 2011-75, Class SM, IF, IO, 1.15%, 5/20/2041 (d)	919	60
Series 2013-26, Class AK, 4.69%, 9/20/2041 (d)	1,039	1,049
Series 2014-188, Class W, 4.56%, 10/20/2041 (d)	1,114	1,118
Series 2012-141, Class WA, 4.51%, 11/16/2041 (d)	1,380	1,373
Series 2011-157, Class UY, 3.00%, 12/20/2041	1,500	1,338
Series 2012-141, Class WC, 3.72%, 1/20/2042 (d)	1,196	1,138
Series 2012-141, Class WB, 4.02%, 9/16/2042 (d)	791	758
Series 2014-41, Class W, 4.65%, 10/20/2042 (d)	1,254	1,263
Series 2013-54, Class WA, 4.90%, 11/20/2042 (d)	809	825
Series 2013-91, Class WA, 4.43%, 4/20/2043 (d)	1,061	1,021
Series 2019-78, Class SW, IF, IO, 0.65%, 6/20/2049 (d)	6,459	529
Series 2020-123, Class LB, 1.00%, 8/20/2050	11,229	9,300
Series 2020-134, Class ST, IF, IO, 3.11%, 9/20/2050 (d)	42,691	1,529
Series 2022-9, Class P, 2.00%, 9/20/2051	23,530	20,751
Series 2021-201, Class Z, 3.00%, 11/20/2051	17,474	12,785
Series 2012-H24, Class FA, 5.50%, 3/20/2060 (d)	157	156
Series 2012-H24, Class FG, 5.59%, 4/20/2060 (d)	16	16
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	55

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2013-H03, Class FA, 5.59%, 8/20/2060 (d)	1	1
Series 2011-H05, Class FB, 5.95%, 12/20/2060 (d)	618	617
Series 2011-H06, Class FA, 5.90%, 2/20/2061 (d)	606	604
Series 2012-H21, Class CF, 6.15%, 5/20/2061 (d)	72	71
Series 2011-H19, Class FA, 5.92%, 8/20/2061 (d)	357	356
Series 2012-H26, Class JA, 6.00%, 10/20/2061 (d)	15	15
Series 2012-H10, Class FA, 6.00%, 12/20/2061 (d)	3,187	3,182
Series 2012-H08, Class FB, 6.05%, 3/20/2062 (d)	831	830
Series 2013-H07, Class MA, 6.00%, 4/20/2062 (d)	7	7
Series 2012-H08, Class FS, 6.15%, 4/20/2062 (d)	2,486	2,488
Series 2012-H15, Class FA, 5.50%, 5/20/2062 (d)	—	—
Series 2012-H26, Class MA, 6.00%, 7/20/2062 (d)	38	38
Series 2012-H18, Class NA, 5.97%, 8/20/2062 (d)	241	240
Series 2012-H28, Class FA, 6.03%, 9/20/2062 (d)	35	35
Series 2012-H24, Class FE, 4.60%, 10/20/2062 (d)	22	22
Series 2012-H29, Class FA, 5.96%, 10/20/2062 (d)	1,727	1,724
Series 2013-H02, Class HF, 5.75%, 11/20/2062 (d)	2	2
Series 2023-48, Class W, 4.00%, 12/20/2062 (d)	11,741	11,035
Series 2013-H01, Class FA, 1.65%, 1/20/2063	—	—
Series 2013-H01, Class JA, 5.77%, 1/20/2063 (d)	988	981
Series 2013-H04, Class SA, 5.87%, 2/20/2063 (d)	771	768
Series 2013-H08, Class FC, 5.90%, 2/20/2063 (d)	782	780
Series 2013-H07, Class HA, 5.86%, 3/20/2063 (d)	1,350	1,345
Series 2013-H09, Class HA, 1.65%, 4/20/2063	63	59
Series 2013-H14, Class FG, 5.92%, 5/20/2063 (d)	288	287
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-H14, Class FC, 5.92%, 6/20/2063 (d)	252	251
Series 2014-H01, Class FD, 6.10%, 1/20/2064 (d)	1,554	1,554
Series 2014-H05, Class FA, 6.14%, 2/20/2064 (d)	7,015	7,019
Series 2014-H06, Class HB, 6.10%, 3/20/2064 (d)	607	607
Series 2024-57, Class PT, 4.50%, 4/20/2064	11,682	11,431
Series 2014-H09, Class TA, 6.05%, 4/20/2064 (d)	883	882
Series 2014-H10, Class TA, 6.05%, 4/20/2064 (d)	9,676	9,668
Series 2014-H11, Class VA, 5.95%, 6/20/2064 (d)	10,205	10,182
Series 2014-H15, Class FA, 5.95%, 7/20/2064 (d)	10,411	10,390
Series 2014-H17, Class FC, 5.95%, 7/20/2064 (d)	6,994	6,966
Series 2014-H19, Class FE, 5.92%, 9/20/2064 (d)	8,115	8,097
Series 2014-H20, Class LF, 6.05%, 10/20/2064 (d)	4,415	4,399
Series 2015-H02, Class FB, 5.95%, 12/20/2064 (d)	1,984	1,982
Series 2015-H03, Class FA, 5.95%, 12/20/2064 (d)	1,152	1,150
Series 2015-H07, Class ES, 5.91%, 2/20/2065 (d)	2,676	2,667
Series 2015-H05, Class FC, 5.93%, 2/20/2065 (d)	15,249	15,187
Series 2015-H06, Class FA, 5.93%, 2/20/2065 (d)	5,435	5,423
Series 2015-H08, Class FC, 5.93%, 3/20/2065 (d)	18,318	18,287
Series 2015-H10, Class FC, 5.93%, 4/20/2065 (d)	18,669	18,633
Series 2015-H12, Class FA, 5.93%, 5/20/2065 (d)	9,410	9,394
Series 2015-H15, Class FD, 5.89%, 6/20/2065 (d)	4,848	4,837
Series 2015-H15, Class FJ, 5.89%, 6/20/2065 (d)	7,163	7,149
Series 2015-H18, Class FA, 5.90%, 6/20/2065 (d)	3,766	3,758
Series 2015-H16, Class FG, 5.89%, 7/20/2065 (d)	8,916	8,894
Series 2015-H16, Class FL, 5.89%, 7/20/2065 (d)	12,279	12,254
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2015-H20, Class FA, 5.92%, 8/20/2065 (d)	8,085	8,068
Series 2015-H26, Class FG, 5.97%, 10/20/2065 (d)	2,251	2,242
Series 2015-H32, Class FH, 6.11%, 12/20/2065 (d)	5,029	5,030
Series 2016-H07, Class FA, 6.20%, 3/20/2066 (d)	20,677	20,704
Series 2016-H07, Class FB, 6.20%, 3/20/2066 (d)	5,217	5,224
Series 2016-H11, Class FD, 6.14%, 5/20/2066 (d)	10,980	11,026
Series 2016-H26, Class FC, 6.45%, 12/20/2066 (d)	7,349	7,370
Series 2017-H08, Class XI, IO, 1.37%, 3/20/2067 (d)	34,925	1,530
Series 2017-H14, Class XI, IO, 1.53%, 6/20/2067 (d)	29,093	919
Series 2018-H09, Class FE, 6.03%, 6/20/2068 (d)	2,121	2,120
Series 2019-H20, Class ID, IO, 0.04%, 12/20/2069 (d)	17,714	1,169
Series 2020-H02, Class MI, IO, 0.03%, 1/20/2070 (d)	38,453	1,329
Series 2020-H05, IO, 0.08%, 3/20/2070 (d)	35,691	2,124
Series 2020-H09, IO, 0.46%, 5/20/2070 (d)	42,651	2,141
Series 2020-H09, Class CI, IO, 0.88%, 5/20/2070 (d)	37,202	2,646
Series 2020-H09, Class IC, IO, 1.13%, 5/20/2070 (d)	42,040	2,693
Series 2020-H11, IO, 1.11%, 6/20/2070 (d)	23,115	1,361
Series 2020-H12, Class IJ, IO, 1.27%, 7/20/2070 (d)	33,571	2,196
Series 2020-H12, Class HI, IO, 1.70%, 7/20/2070 (d)	27,636	2,381
Series 2020-H15, IO, 0.92%, 8/20/2070 (d)	42,264	2,870
Series 2021-H14, Class BF, 6.75%, 9/20/2071 (d)	8,280	8,470
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	6,052	5,896
Grene Series 2023-Senior, 5.50%, 1/17/2061 ‡	12,077	12,111
Grene Energy, 11.00%, 3/15/2026 ‡ (a)	4,000	4,000
Grene Energy Senio, 11.00%, 1/25/2026 ‡	1,941	1,650
GS Mortgage-Backed Securities Corp. Trust Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (a) (d)	40,379	37,382
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GS Mortgage-Backed Securities Trust Series 2024-RPL4, Class A1, 3.90%, 9/25/2061 (a) (e)	22,155	21,340
GSMPS Mortgage Loan Trust
Series 2004-4, Class 1AF, 5.79%, 6/25/2034 (a) (d)	264	233
Series 2005-RP2, Class 1AF, 5.74%, 3/25/2035 (a) (d)	454	414
Series 2005-RP3, Class 1AS, IO, 3.73%, 9/25/2035 (a) (d)	2,336	42
Series 2005-RP3, Class 1AF, 5.74%, 9/25/2035 (a) (d)	3,169	2,671
GSR Mortgage Loan Trust
Series 2003-3F, Class 4A3, 5.75%, 4/25/2033	40	38
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	173	173
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	147	151
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	83	82
Series 2005-5F, Class 8A3, 5.50%, 6/25/2035 (d)	71	67
Series 2005-AR6, Class 3A1, 4.96%, 9/25/2035 (d)	22	20
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	362	356
Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	83	180
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,464	656
Headlands Residential LLC Series 2021-RPL1, Class NOTE, 2.49%, 9/25/2026 (a) (d)	19,206	19,252
Home RE Ltd. (Bermuda) Series 2022-1, Class M1B, 8.85%, 10/25/2034 (a) (d)	9,350	9,484
Impac CMB Trust Series 2005-4, Class 2A1, 5.99%, 5/25/2035 (d)	359	336
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	278	217
Impac Secured Assets Trust Series 2006-1, Class 2A1, 6.09%, 5/25/2036 (d)	392	355
Jonah, 7.63%, 8/10/2039 ‡	42,000	42,000
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 6.26%, 11/25/2033 (d)	342	333
Series 2004-A3, Class 4A1, 7.63%, 7/25/2034 (d)	12	12
Series 2006-A3, Class 6A1, 5.23%, 8/25/2034 (d)	121	119
Series 2006-A2, Class 4A1, 7.33%, 8/25/2034 (d)	1,126	1,137
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	19	18
Series 2004-A4, Class 1A1, 7.80%, 9/25/2034 (d)	46	44
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	57

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-A1, Class 3A4, 5.51%, 2/25/2035 (d)	147	140
Series 2007-A1, Class 5A1, 5.64%, 7/25/2035 (d)	128	129
Series 2007-A1, Class 5A2, 5.64%, 7/25/2035 (d)	51	51
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 4.89%, 10/25/2066 (a) (e)	17,502	17,526
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.77%, 4/25/2036 (d)	301	191
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	47	43
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	1,880	558
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.49%, 4/21/2034 (d)	354	342
Series 2004-3, Class 4A2, 4.76%, 4/25/2034 (d)	145	131
Series 2004-15, Class 3A1, 6.45%, 12/25/2034 (d)	56	54
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	1	1
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	1	1
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	69	64
Series 2004-3, Class 3A1, 6.00%, 4/25/2034	851	857
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	123	125
Series 2004-6, Class 30, PO, 7/25/2034	115	89
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	76	75
Series 2004-7, Class 30, PO, 8/25/2034	74	53
Series 2005-6, Class 3A1, 5.50%, 12/25/2035	62	55
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2003-12, Class 30, PO, 12/25/2033	8	5
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	64	62
Series 2004-4, Class 1A6, 5.25%, 12/26/2033	145	139
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (a)	66	56
Series 2004-1, Class 30, PO, 2/25/2034	9	5
MASTR Reperforming Loan Trust
Series 2005-2, Class 1A1F, 5.74%, 5/25/2035 (a) (d)	5,096	2,553
Series 2006-2, Class 1A1, 4.11%, 5/25/2036 (a) (d)	528	426
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (a)	68	51
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 6.01%, 10/25/2028 (d)	172	164
Series 2003-F, Class A1, 6.03%, 10/25/2028 (d)	222	209
Series 2004-A, Class A1, 5.85%, 4/25/2029 (d)	65	60
Series 2004-C, Class A2, 6.30%, 7/25/2029 (d)	117	115
Series 2003-A5, Class 2A6, 7.01%, 8/25/2033 (d)	83	80
Series 2004-A4, Class A2, 5.82%, 8/25/2034 (d)	203	192
Series 2004-1, Class 2A1, 5.68%, 12/25/2034 (d)	190	179
Series 2005-A2, Class A1, 5.52%, 2/25/2035 (d)	413	364
Merrill Lynch Mortgage-Backed Securities Trust Series 2007-3, Class 1A3, 6.69%, 6/25/2037 (d)	11	11
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 4A, 3.14%, 10/25/2019 (d)	51	46
Series 2004-3, Class 4A, 5.65%, 4/25/2034 (d)	570	557
MRFC Mortgage Pass-Through Trust
Series 2000-TBC2, Class A1, 5.93%, 6/15/2030 (d)	317	306
Series 2000-TBC3, Class A1, 5.89%, 12/15/2030 (d)	79	76
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (d)	237	211
New Residential Mortgage Loan Trust Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (e)	11,960	12,122
Nited Mortgage Mezz, 8.00%, 2/15/2024 ‡	30,000	30,000
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	68	68
Series 2003-A1, Class A1, 5.50%, 5/25/2033	15	15
Series 2003-A1, Class A2, 6.00%, 5/25/2033	42	42
Ocwen Loan Investment Trust Series 2024-HB1, Class A, 3.00%, 2/25/2037 ‡ (a)	8,832	8,571
PHH GMSR Frn, 9.00%, 5/5/2025 ‡ (a)	55,000	54,794
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	171	168
PRPM LLC Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (a) (e)	10,571	10,341
RALI Trust
Series 2002-QS16, Class A3, IF, 5.35%, 10/25/2017 ‡ (d)	—	—
Series 2003-QS9, Class A3, IF, IO, 2.16%, 5/25/2018 ‡ (d)	1	— (h)
Series 2005-QA6, Class A32, 7.05%, 5/25/2035 (d)	615	344
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	66	53
Reperforming Loan REMIC Trust Series 2005-R1, Class 2A, PO, 3/25/2035 (a)	27	15
Residential Asset Securitization Trust Series 2003-A8, Class A5, 4.25%, 10/25/2018	12	13
Seasoned Loans Structured Transaction Series 2018-1, Class A1, 3.50%, 6/25/2028	7,596	7,293
Sequoia Mortgage Trust
Series 2004-8, Class A2, 6.01%, 9/20/2034 (d)	396	366
Series 2004-8, Class A1, 6.15%, 9/20/2034 (d)	305	265
Series 2004-10, Class A1A, 6.07%, 11/20/2034 (d)	136	127
Series 2004-11, Class A1, 6.05%, 12/20/2034 (d)	301	270
Series 2004-12, Class A3, 6.03%, 1/20/2035 (d)	308	300
Starwoood Anoo, 9.75%, 4/15/2025 ‡ (a)	29,003	28,894
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 6.12%, 10/19/2034 (d)	323	306
Series 2005-AR5, Class A3, 5.96%, 7/19/2035 (d)	1,347	1,280
Structured Asset Securities Corp.
Series 2004-4XS, Class 1A5, 5.99%, 2/25/2034 (e)	791	768
Series 2005-RF3, Class 1A, 5.74%, 6/25/2035 (a) (d)	333	286
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-34A, Class 3A3, 5.99%, 11/25/2033 (d)	55	54
Series 2003-37A, Class 2A, 5.94%, 12/25/2033 (d)	344	337
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 6.03%, 9/25/2043 (d)	825	785
Series 2004-4, Class 3A, 5.61%, 12/25/2044 (d)	563	535
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (a) (e)	13,345	12,861
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (d)	91,108	81,117
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	10,000	8,299
Two Harbors Msr Frn, 7.55%, 10/25/2024 ‡ (a)	72,000	71,730
Vendee Mortgage Trust
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	144	145
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	51	52
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	203	207
Series 1998-1, Class 2E, 7.00%, 3/15/2028	191	192
Series 2010-1, Class DZ, 4.25%, 4/15/2040	3,805	3,704
VM Master Issuer LLC Series 2022-1, Class A1, 6.16%, 5/24/2025 ‡ (a) (e)	42,187	42,073
WaMu Mortgage Pass-Through Certificates
Series 2003-S4, Class 2A10, IF, 2.63%, 6/25/2033 (d)	52	50
Series 2004-RS2, Class A4, 5.00%, 11/25/2033	133	128
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	242	243
Series 2003-AR7, Class A7, 6.76%, 8/25/2033 (d)	222	222
Series 2003-AR9, Class 1A6, 6.11%, 9/25/2033 (d)	1,205	1,137
Series 2003-AR9, Class 2A, 6.81%, 9/25/2033 (d)	113	109
Series 2003-S9, Class P, PO, 10/25/2033	10	8
Series 2003-S9, Class A8, 5.25%, 10/25/2033	861	836
Series 2003-AR11, Class A6, 5.86%, 10/25/2033 (d)	666	628
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	554	549
Series 2004-AR3, Class A1, 5.72%, 6/25/2034 (d)	263	242
Series 2004-AR3, Class A2, 5.72%, 6/25/2034 (d)	338	311
Series 2004-S3, Class 1A5, 5.00%, 7/25/2034	47	47
Series 2006-AR10, Class 2P, 4.44%, 9/25/2036 (d)	35	32
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	59

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-AR8, Class 1A2, 4.89%, 8/25/2046 (d)	227	207
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class CP, PO, 3/25/2035	31	21
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	302	291
Series 2005-2, Class 2A3, IF, IO, 4.54%, 4/25/2035 (d)	575	27
Series 2005-2, Class 1A4, IF, IO, 4.59%, 4/25/2035 (d)	2,643	116
Series 2005-4, Class CB7, 5.50%, 6/25/2035	893	784
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035	929	142
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	141	122
Series 2006-1, Class 3A2, 5.75%, 2/25/2036	75	69
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033	—	—
Wells Fargo Alternative Loan Trust
Series 2003-1, Class A, PO, 9/25/2033	10	7
Series 2007-PA3, Class 1A2, 5.75%, 7/25/2037	86	74
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	43	38
Ygrene, 8.50%, 7/25/2045 ‡ (a)	26,600	26,600
Total Collateralized Mortgage Obligations (Cost $2,296,416)		2,219,122
U.S. Government Agency Securities — 0.4%
FFCB Funding Corp. 1.84%, 1/25/2036	25,000	18,992
FHLB
1.87%, 2/8/2036	32,500	24,887
1.93%, 2/11/2036	40,000	30,838
Israel Government AID Bond (Israel)
2.17%, 11/1/2024 (f)	5,000	4,952
5.50%, 9/18/2033	6,771	7,416
Resolution Funding Corp. STRIPS
DN, 3.41%, 1/15/2030 (f)	30,700	24,789
DN, 3.06%, 4/15/2030 (f)	26,456	21,117
Tennessee Valley Authority
5.88%, 4/1/2036	31,814	36,479
5.50%, 6/15/2038	493	547
4.63%, 9/15/2060	4,157	3,994
4.25%, 9/15/2065	2,604	2,353
Tennessee Valley Authority STRIPS
DN, 4.60%, 11/1/2025 (f)	17,495	16,595
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

DN, 6.46%, 7/15/2028 (f)	3,119	2,672
DN, 4.16%, 12/15/2028 (f)	3,500	2,946
DN, 5.76%, 6/15/2035 (f)	2,242	1,351
Total U.S. Government Agency Securities (Cost $208,229)		199,928
Municipal Bonds — 0.3% (i)
California — 0.0% ^
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	2,675	2,964
Regents of the University of California, Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120	21,120	14,748
State of California, Various Purpose GO, 7.30%, 10/1/2039	2,400	2,877
Total California		20,589
New York — 0.1%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010D, Rev., 5.60%, 3/15/2040	2,240	2,337
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	10,965	11,856
Series 165, Rev., 5.65%, 11/1/2040	3,780	4,087
Series 174, Rev., 4.46%, 10/1/2062	17,925	16,266
Total New York		34,546
Ohio — 0.0% ^
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	11,555	14,243
County of Franklin, Hospital Facilities, Nationwide Children's Hospital Project Rev., 2.88%, 11/1/2050	4,675	3,248
Ohio State University (The), General Receipts Series 2011A, Rev., 4.80%, 6/1/2111	9,576	8,964
Ohio University, General Receipts, Federally Taxable Rev., 5.59%, 12/1/2114	5,822	5,799
Total Ohio		32,254
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — 0.1%
Oklahoma Development Finance Authority, Natural Gas Co. Series 2022, Rev., 4.71%, 5/1/2052	11,680	11,335
Oklahoma Development Finance Authority, Public Service Co. Series 2022, Rev., 4.62%, 6/1/2044	27,500	26,919
Total Oklahoma		38,254
Pennsylvania — 0.0% ^
Chester County Health and Education Facilities Authority, Main Line Health System Series 2020C, Rev., 3.31%, 6/1/2051	11,130	8,189
Texas — 0.1%
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds
Series 2023A-1, Rev., 5.10%, 4/1/2035	12,805	13,152
Series 2023A-2, Rev., 5.17%, 4/1/2041	20,730	21,409
Total Texas		34,561
Total Municipal Bonds (Cost $178,995)		168,393
Foreign Government Securities — 0.3%
Kingdom of Saudi Arabia
2.25%, 2/2/2033 (a)	10,140	8,397
3.45%, 2/2/2061 (a)	4,399	3,052
Republic of Chile 2.55%, 1/27/2032	9,568	8,343
Republic of Peru 5.63%, 11/18/2050	737	750
Republic of Poland 5.50%, 3/18/2054	18,163	18,587
United Arab Emirates Government Bond 2.88%, 10/19/2041 (a)	15,748	12,096
United Mexican States
3.75%, 1/11/2028	22,959	22,220
2.66%, 5/24/2031	20,674	17,560
3.50%, 2/12/2034	6,211	5,233
6.00%, 5/7/2036	8,056	8,131
4.75%, 3/8/2044	3,906	3,254
4.60%, 1/23/2046	15,089	12,071
4.35%, 1/15/2047	4,228	3,281
4.60%, 2/10/2048	1,928	1,528
4.40%, 2/12/2052	14,965	11,369
6.34%, 5/4/2053	4,796	4,711
3.77%, 5/24/2061	11,682	7,517
5.75%, 10/12/2110	5,118	4,382
Total Foreign Government Securities (Cost $178,307)		152,482
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 0.1% (b) (j)
Consumer Finance — 0.1%
OneSky Loan Trust, 1st Lien Term Loan (3-MONTH SOFR + 3.00%), 3.88%, 1/15/2031 (Cost $55,619)	56,387	52,986
	SHARES (000)
Short-Term Investments — 4.6%
Investment Companies — 4.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.25% (k) (l) (Cost $2,168,526)	2,168,149	2,169,233
Total Investments — 100.1% (Cost $49,709,055)		47,535,122
Liabilities in Excess of Other Assets — (0.1)%		(36,704)
NET ASSETS — 100.0%		47,498,418

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2024.
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2024. The rate may be subject to a cap and floor.

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	61

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2024 is $8,804 or 0.02% of the Fund’s
net assets as of August 31, 2024.

(d)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

(e)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2024.

(f)	The rate shown is the effective yield as of August 31, 2024.
(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Value is zero.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of August 31, 2024.
Futures contracts outstanding as of August 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	10,277	12/19/2024	USD	1,166,118	(4,431)
U.S. Treasury 10 Year Ultra Note	1,631	12/19/2024	USD	191,235	(2,463)
U.S. Treasury 2 Year Note	15,238	12/31/2024	USD	3,162,480	543
U.S. Treasury 5 Year Note	37,201	12/31/2024	USD	4,068,278	(6,217)
					(12,568)
Short Contracts
U.S. Treasury Ultra Bond	(800)	12/19/2024	USD	(104,975)	1,667
					(10,901)

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Income Funds	August 31, 2024

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	63

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 30.2%
Aerospace & Defense — 0.4%
Airbus SE (France) 3.95%, 4/10/2047 (a)	150	128
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (a)	764	643
3.00%, 9/15/2050 (a)	1,494	1,015
Boeing Co. (The)
2.75%, 2/1/2026	1,671	1,616
2.20%, 2/4/2026	1,651	1,582
3.10%, 5/1/2026	1,292	1,250
2.70%, 2/1/2027	5,849	5,545
6.30%, 5/1/2029 (a)	4,760	4,971
6.39%, 5/1/2031 (a)	2,690	2,834
6.53%, 5/1/2034 (a)	6,610	7,001
6.86%, 5/1/2054 (a)	4,070	4,382
5.93%, 5/1/2060	8,800	8,312
Bombardier, Inc. (Canada) 6.00%, 2/15/2028 (a)	5,515	5,518
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	675	651
4.13%, 4/15/2029 (a)	1,633	1,562
L3Harris Technologies, Inc. 5.60%, 7/31/2053	2,166	2,233
Lockheed Martin Corp. 4.50%, 5/15/2036	4,859	4,775
Northrop Grumman Corp. 4.95%, 3/15/2053	2,476	2,355
RTX Corp.
5.15%, 2/27/2033	3,712	3,806
4.50%, 6/1/2042	3,088	2,795
4.35%, 4/15/2047	162	140
5.38%, 2/27/2053	1,882	1,883
6.40%, 3/15/2054	6,210	7,127
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	2,690	2,919
TransDigm, Inc.
6.38%, 3/1/2029 (a)	2,714	2,797
6.63%, 3/1/2032 (a)	2,712	2,820
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a) (b)	7,901	3,160
		83,820
Automobile Components — 0.2%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	2,160	2,133
7.00%, 4/15/2028 (a)	2,442	2,510
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Automobile Components — continued
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	243	238
5.88%, 6/1/2029 (a)	3,519	3,529
3.75%, 1/30/2031 (a)	2,873	2,611
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	2,146	2,157
6.88%, 7/1/2028	1,379	1,386
5.00%, 10/1/2029	3,300	3,070
Clarios Global LP
6.75%, 5/15/2025 (a)	2,905	2,908
6.25%, 5/15/2026 (a)	2,405	2,405
6.75%, 5/15/2028 (a)	688	707
Cooper-Standard Automotive, Inc.
13.50% (Blend (Cash 9.00% + PIK 4.50%)), 3/31/2027 (a) (c)	6,722	7,115
10.63% (PIK), 5/15/2027 (a) (c)	4,777	3,650
Dana Financing Luxembourg SARL 5.75%, 4/15/2025 (a)	2,001	1,994
Dana, Inc. 5.63%, 6/15/2028	1,903	1,876
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	4,015	3,729
5.25%, 4/30/2031	3,270	2,963
5.25%, 7/15/2031	3,898	3,535
Icahn Enterprises LP
6.25%, 5/15/2026	930	925
5.25%, 5/15/2027	1,447	1,398
		50,839
Automobiles — 0.2%
Ford Motor Co.
9.63%, 4/22/2030	3,537	4,198
3.25%, 2/12/2032	15,255	12,993
Hyundai Capital America
1.80%, 10/15/2025 (a)	3,990	3,857
1.50%, 6/15/2026 (a)	3,398	3,207
3.00%, 2/10/2027 (a)	3,883	3,735
2.38%, 10/15/2027 (a)	1,088	1,018
5.30%, 6/24/2029 (a)	3,590	3,668
		32,676
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — 6.5%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (a) (d)	5,000	5,081
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (d)	6,900	6,280
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (d)	5,000	4,280
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (d)	5,408	5,733
(SOFR + 1.91%), 5.87%, 3/28/2035 (a) (d)	1,400	1,448
ANZ New Zealand Int'l Ltd. (New Zealand) 2.55%, 2/13/2030 (a)	397	360
Banco Bilbao Vizcaya Argentaria SA (Spain)
1.13%, 9/18/2025	4,000	3,848
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (d) (e) (f) (g)	8,325	9,093
Banco Nacional de Comercio Exterior SNC (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 2.72%, 8/11/2031 (a) (d)	2,850	2,586
Banco Santander SA (Spain)
5.15%, 8/18/2025	200	200
1.85%, 3/25/2026	2,400	2,292
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (d)	3,000	2,815
5.59%, 8/8/2028	23,000	23,784
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (d) (e) (f) (g)	4,000	4,378
5.44%, 7/15/2031	2,600	2,678
6.94%, 11/7/2033	3,600	4,095
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (d)	8,252	7,917
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (d)	3,083	2,943
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (d)	8,019	7,877
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (d)	971	949
(SOFR + 1.99%), 6.20%, 11/10/2028 (d)	3,223	3,378
(3-MONTH CME TERM SOFR + 1.33%), 3.97%, 3/5/2029 (d)	266	261
(SOFR + 1.63%), 5.20%, 4/25/2029 (d)	2,369	2,420
(SOFR + 1.06%), 2.09%, 6/14/2029 (d)	12,355	11,310
(SOFR + 1.57%), 5.82%, 9/15/2029 (d)	48,786	50,956
(3-MONTH CME TERM SOFR + 1.47%), 3.97%, 2/7/2030 (d)	11,190	10,890
(3-MONTH CME TERM SOFR + 1.25%), 2.50%, 2/13/2031 (d)	13,198	11,824
(SOFR + 1.53%), 1.90%, 7/23/2031 (d)	14,562	12,468
(SOFR + 1.37%), 1.92%, 10/24/2031 (d)	7,165	6,098
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (d)	4,854	4,259
(SOFR + 1.32%), 2.69%, 4/22/2032 (d)	724	636
(SOFR + 1.22%), 2.30%, 7/21/2032 (d)	21,357	18,180
(SOFR + 1.84%), 5.87%, 9/15/2034 (d)	18,410	19,566
(SOFR + 1.65%), 5.47%, 1/23/2035 (d)	42,300	43,782
(SOFR + 1.91%), 5.43%, 8/15/2035 (d)	10,000	10,022
6.98%, 3/7/2037	1,457	1,637
(3-MONTH CME TERM SOFR + 1.58%), 4.08%, 4/23/2040 (d)	1,491	1,332
(SOFR + 1.93%), 2.68%, 6/19/2041 (d)	8,412	6,148
(3-MONTH CME TERM SOFR + 3.41%), 4.08%, 3/20/2051 (d)	3,398	2,860
Bank of Ireland Group plc (Ireland)
(EUR Swap Annual 5 Year + 7.92%), 7.50%, 5/19/2025 (d) (e) (f) (g) (h)	8,550	9,617
(SOFR + 1.62%), 5.60%, 3/20/2030 (a) (d)	4,145	4,245
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	65

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Bank of Montreal (Canada) 5.51%, 6/4/2031	3,500	3,640
Bank of New Zealand (New Zealand)
2.29%, 1/27/2027 (a)	889	845
5.08%, 1/30/2029 (a)	1,340	1,374
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (a)	6,030	5,669
5.79%, 7/13/2028 (a)	6,790	7,073
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.44%, 11/2/2033 (d)	17,880	20,374
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (d)	558	545
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (d)	442	421
(SOFR + 1.61%), 1.90%, 9/30/2028 (a) (d)	1,000	922
(SOFR + 1.22%), 2.16%, 9/15/2029 (a) (d)	832	750
(SOFR + 1.52%), 5.18%, 1/9/2030 (a) (d)	7,565	7,694
(SOFR + 1.59%), 5.50%, 5/20/2030 (a) (d)	4,215	4,325
(SOFR + 1.56%), 3.13%, 1/20/2033 (a) (d)	2,128	1,867
(SOFR + 1.88%), 5.74%, 2/20/2035 (a) (d)	9,590	9,976
BPCE SA (France)
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (d)	3,190	3,230
4.75%, 7/19/2027 (a)	1,625	1,633
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (d)	6,380	6,590
5.13%, 1/18/2028 (a)	17,959	18,142
(SOFR + 2.27%), 6.71%, 10/19/2029 (a) (d)	10,690	11,321
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (d)	2,015	1,682
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (d)	6,550	5,562
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (d)	11,360	12,571
(SOFR + 1.85%), 5.94%, 5/30/2035 (a) (d)	8,035	8,298
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (d)	3,445	3,568
(EUR Swap Annual 5 Year + 6.35%), 5.88%, 10/9/2027 (d) (e) (f) (g) (h)	4,800	5,305
(EUR Swap Annual 5 Year + 3.55%), 6.25%, 2/23/2033 (d) (h)	6,800	8,004
Canadian Imperial Bank of Commerce (Canada) 5.26%, 4/8/2029	1,540	1,583
Citibank NA
5.80%, 9/29/2028	4,000	4,198
4.84%, 8/6/2029	4,843	4,910
5.57%, 4/30/2034	10,460	10,987
Citigroup, Inc.
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025 (d) (f) (g)	146	145
6.88%, 6/1/2025	627	632
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (d) (f) (g)	14,489	14,086
4.30%, 11/20/2026	2,427	2,412
6.63%, 1/15/2028	814	870
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (d)	780	761
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (d)	6,742	6,536
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (d) (f) (g)	19,925	20,381
(SOFR + 1.36%), 5.17%, 2/13/2030 (d)	12,100	12,331
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (d)	3,495	3,393
(SOFR + 1.15%), 2.67%, 1/29/2031 (d)	2,524	2,274
(SOFR + 3.91%), 4.41%, 3/31/2031 (d)	16,707	16,433
(SOFR + 2.11%), 2.57%, 6/3/2031 (d)	4,854	4,318
(SOFR + 1.17%), 2.56%, 5/1/2032 (d)	18,009	15,600
(SOFR + 1.18%), 2.52%, 11/3/2032 (d)	2,345	2,004
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 2.06%), 5.83%, 2/13/2035 (d)	16,950	17,421
(SOFR + 1.45%), 5.45%, 6/11/2035 (d)	33,590	34,520
(SOFR + 4.55%), 5.32%, 3/26/2041 (d)	6,796	6,777
Credit Agricole SA (France)
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (d)	12,130	12,772
(SOFR + 1.69%), 5.34%, 1/10/2030 (a) (d)	4,000	4,079
Danske Bank A/S (Denmark)
(3-MONTH SOFR + 1.59%), 3.24%, 12/20/2025 (a) (d)	3,300	3,278
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (d)	2,560	2,641
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (d)	3,590	3,451
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (a) (d)	1,115	1,032
Federation des Caisses Desjardins du Quebec (Canada) 5.25%, 4/26/2029 (a)	4,886	4,993
Fifth Third Bancorp (SOFRINDX + 2.13%), 4.77%, 7/28/2030 (d)	7,176	7,134
HSBC Holdings plc (United Kingdom)
(SOFR + 1.54%), 1.65%, 4/18/2026 (d)	2,000	1,954
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (d)	1,333	1,323
(SOFR + 1.57%), 5.89%, 8/14/2027 (d)	16,045	16,381
(SOFR + 2.61%), 5.21%, 8/11/2028 (d)	11,902	12,070
(SOFR + 1.73%), 2.01%, 9/22/2028 (d)	28,997	26,767
(SOFR + 3.35%), 7.39%, 11/3/2028 (d)	3,390	3,649
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (d)	28,351	27,335
(SOFR + 1.52%), 5.73%, 5/17/2032 (d)	9,495	9,855
(SOFR + 1.19%), 2.80%, 5/24/2032 (d)	5,629	4,889
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(SOFR + 1.41%), 2.87%, 11/22/2032 (d)	9,562	8,312
(SOFR + 4.25%), 8.11%, 11/3/2033 (d)	1,250	1,459
(SOFR + 2.65%), 6.33%, 3/9/2044 (d)	700	766
Intesa Sanpaolo SpA (Italy)
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (d) (e) (f) (g) (h)	3,300	3,807
7.20%, 11/28/2033 (a)	11,840	13,239
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (d)	15,549	12,231
KBC Group NV (Belgium) (EURIBOR ICE Swap Rate 5 Year + 4.93%), 8.00%, 9/5/2028 (d) (e) (f) (g) (h)	7,200	8,625
KeyCorp (SOFRINDX + 2.42%), 6.40%, 3/6/2035 (d)	12,886	13,807
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (d)	3,060	2,901
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (d)	1,110	1,128
4.38%, 3/22/2028	633	628
(3-MONTH SOFR + 1.21%), 3.57%, 11/7/2028 (d)	7,000	6,765
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.72%, 6/5/2030 (d)	8,950	9,285
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (d)	1,205	1,245
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (d)	3,760	3,549
3.20%, 7/18/2029	2,605	2,450
Series 8NC7, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.48%, 2/22/2031 (d)	2,070	2,147
3.75%, 7/18/2039	3,145	2,752
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (d)	3,490	3,626
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	67

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (d)	2,000	2,056
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.75%, 7/6/2034 (d)	1,900	1,996
National Australia Bank Ltd. (Australia) 2.33%, 8/21/2030 (a) (e)	4,616	3,966
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	7,263	7,262
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.81%, 9/13/2029 (d)	9,980	10,371
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (d)	28,015	28,139
NatWest Markets plc (United Kingdom)
1.60%, 9/29/2026 (a)	3,000	2,817
5.41%, 5/17/2029 (a)	17,115	17,639
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (a)	610	624
PNC Bank NA 2.70%, 10/22/2029	4,150	3,765
PNC Financial Services Group, Inc. (The)
2.55%, 1/22/2030	1,918	1,743
(SOFR + 0.98%), 2.31%, 4/23/2032 (d)	971	832
(SOFR + 1.95%), 5.94%, 8/18/2034 (d)	2,100	2,223
(SOFR + 2.28%), 6.88%, 10/20/2034 (d)	11,680	13,150
(SOFR + 1.90%), 5.68%, 1/22/2035 (d)	3,790	3,955
Royal Bank of Canada (Canada) 4.65%, 1/27/2026 (e)	411	410
Santander Holdings USA, Inc.
(SOFR + 2.50%), 6.17%, 1/9/2030 (d)	3,315	3,436
(SOFR + 2.14%), 6.34%, 5/31/2035 (d)	8,100	8,399
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (d)	5,279	5,383
(SOFR + 0.99%), 1.67%, 6/14/2027 (d)	11,124	10,503
(SOFR + 1.48%), 2.90%, 3/15/2032 (d)	11,735	10,240
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Societe Generale SA (France)
4.25%, 4/14/2025 (a)	6,820	6,753
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (d)	11,251	10,718
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (d)	3,000	3,044
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (d)	10,679	10,115
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (a) (d)	3,000	3,105
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (a) (d)	26,100	26,550
3.00%, 1/22/2030 (a)	3,734	3,365
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a) (d)	3,095	2,634
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (a) (d)	7,025	7,283
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (d)	2,520	2,397
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (a) (d)	1,400	1,431
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (d)	4,030	4,109
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (d)	9,999	10,859
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.45%), 6.30%, 1/9/2029 (a) (d)	2,916	3,044
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (a) (d)	6,583	7,125
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (a) (d)	9,918	10,268
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	3,000	3,091
3.04%, 7/16/2029	1,395	1,299
2.75%, 1/15/2030	3,500	3,178
5.42%, 7/9/2031	5,000	5,182
Sumitomo Mitsui Trust Bank Ltd. (Japan) 4.95%, 9/15/2027 (a)	1,642	1,664
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	14,707	15,125
Toronto-Dominion Bank (The) (Canada)
5.52%, 7/17/2028	1,694	1,755
4.99%, 4/5/2029	6,990	7,121
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (d)	7,816	7,977
(SOFR + 2.45%), 7.16%, 10/30/2029 (d)	6,330	6,878
(SOFR + 1.85%), 5.12%, 1/26/2034 (d)	17,311	17,218
(SOFR + 2.36%), 5.87%, 6/8/2034 (d)	4,385	4,582
(SOFR + 1.92%), 5.71%, 1/24/2035 (d)	3,680	3,811
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (d)	690	655
(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (a) (d)	4,300	4,520
US Bancorp
(SOFR + 1.56%), 5.38%, 1/23/2030 (d)	2,740	2,816
(SOFR + 1.86%), 5.68%, 1/23/2035 (d)	4,160	4,328
Wachovia Corp.
6.61%, 10/1/2025	1,602	1,630
7.57%, 8/1/2026 (i)	500	525
Wells Fargo & Co.
3.00%, 10/23/2026	4,854	4,715
4.30%, 7/22/2027	168	167
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (d)	8,228	8,006
(SOFR + 2.10%), 2.39%, 6/2/2028 (d)	1,942	1,832
(SOFR + 1.74%), 5.57%, 7/25/2029 (d)	8,999	9,293
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (d) (f) (g)	14,430	14,811
(SOFR + 1.79%), 6.30%, 10/23/2029 (d)	17,050	18,086
(SOFR + 1.50%), 5.20%, 1/23/2030 (d)	14,205	14,498
(3-MONTH CME TERM SOFR + 1.26%), 2.57%, 2/11/2031 (d)	6,796	6,098
(SOFR + 2.02%), 5.39%, 4/24/2034 (d)	7,786	7,979
(SOFR + 1.99%), 5.56%, 7/25/2034 (d)	23,826	24,588
(SOFR + 2.06%), 6.49%, 10/23/2034 (d)	11,435	12,593
(SOFR + 2.53%), 3.07%, 4/30/2041 (d)	11,450	8,752
4.65%, 11/4/2044	4,860	4,334
4.40%, 6/14/2046	11,700	9,950
Westpac Banking Corp. (Australia) 5.54%, 11/17/2028	2,500	2,621
		1,400,191
Beverages — 0.1%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	7,757	7,661
Central American Bottling Corp. (Guatemala) 5.25%, 4/27/2029 (a)	2,201	2,122
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	624	571
1.85%, 9/1/2032	500	406
Constellation Brands, Inc. 4.65%, 11/15/2028	2,913	2,919
Keurig Dr Pepper, Inc. 3.43%, 6/15/2027	219	213
Keurig Dr. Pepper, Inc. 2.55%, 9/15/2026	493	474
		14,366
Biotechnology — 0.4%
AbbVie, Inc.
5.05%, 3/15/2034	3,800	3,916
4.05%, 11/21/2039	24,345	22,050
5.40%, 3/15/2054	2,310	2,394
5.50%, 3/15/2064	3,030	3,146
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	69

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — continued
Amgen, Inc.
5.25%, 3/2/2030	3,893	4,033
5.60%, 3/2/2043	3,883	3,968
Biogen, Inc. 2.25%, 5/1/2030	10,000	8,828
CSL Finance plc (Australia) 5.11%, 4/3/2034 (a)	9,560	9,761
Gilead Sciences, Inc.
1.65%, 10/1/2030	3,883	3,304
5.25%, 10/15/2033	7,120	7,416
4.50%, 2/1/2045	6,310	5,661
2.80%, 10/1/2050	2,320	1,524
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	3,140	2,983
		78,984
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	3,883	3,271
Macy's Retail Holdings LLC 5.88%, 4/1/2029 (a)	2,743	2,686
Nordstrom, Inc. 4.38%, 4/1/2030	3,087	2,835
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (c)	1,329	1,119
9.75%, 10/1/2027 (a)	155	156
		10,067
Building Products — 0.2%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	9,368	8,559
6.38%, 3/1/2034 (a)	1,685	1,730
CRH America Finance, Inc. 3.40%, 5/9/2027 (a)	200	194
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	8,783	8,994
Griffon Corp. 5.75%, 3/1/2028	5,514	5,406
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	3,540	3,423
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	2,952	2,871
4.38%, 7/15/2030 (a)	6,254	5,847
3.38%, 1/15/2031 (a)	3,064	2,679
Summit Materials LLC 5.25%, 1/15/2029 (a)	5,389	5,335
Trane Technologies Co. LLC 7.20%, 6/1/2025	15	15
		45,053
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — 2.0%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (d)	2,500	2,668
(SOFR + 1.85%), 6.47%, 10/25/2034 (d)	8,610	9,578
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	155	134
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	1,228	1,200
4.85%, 3/29/2029	272	275
4.70%, 9/20/2047	129	116
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (d)	3,980	4,129
(SOFR + 1.32%), 2.55%, 1/7/2028 (d)	3,050	2,884
(SOFR + 1.59%), 5.71%, 2/8/2028 (d)	4,665	4,743
5.41%, 5/10/2029	3,270	3,372
(SOFR + 2.51%), 6.82%, 11/20/2029 (d)	1,955	2,080
Goldman Sachs Group, Inc. (The)
3.50%, 11/16/2026	9,708	9,493
(SOFR + 0.79%), 1.09%, 12/9/2026 (d)	3,049	2,903
(SOFR + 0.80%), 1.43%, 3/9/2027 (d)	4,730	4,491
(SOFR + 1.11%), 2.64%, 2/24/2028 (d)	8,572	8,180
(SOFR + 1.85%), 3.62%, 3/15/2028 (d)	7,466	7,289
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (d)	5,902	5,762
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (d)	1,615	1,570
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (d) (f) (g)	28,595	29,999
(SOFR + 1.77%), 6.48%, 10/24/2029 (d)	26,145	27,909
(SOFR + 1.27%), 5.73%, 4/25/2030 (d)	3,695	3,851
(SOFR + 1.21%), 5.05%, 7/23/2030 (d)	2,050	2,081
(SOFR + 1.28%), 2.62%, 4/22/2032 (d)	16,408	14,269
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.41%), 3.10%, 2/24/2033 (d)	5,220	4,617
(SOFR + 1.55%), 5.33%, 7/23/2035 (d)	23,360	23,799
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (d)	9,863	8,737
(SOFR + 1.51%), 3.21%, 4/22/2042 (d)	2,194	1,697
(SOFR + 1.63%), 3.44%, 2/24/2043 (d)	1,064	843
Jefferies Financial Group, Inc.
6.45%, 6/8/2027	104	109
6.25%, 1/15/2036	923	988
Lehman Brothers Holdings, Inc.
5.75%, 3/2/2015 (b)	1,000	1
8.00%, 8/1/2015 (b)	295	—
Lehman Brothers Holdings, Inc., Escrow 3.60%, 3/13/2009 (b)	235	—
Macquarie Group Ltd. (Australia)
(3-MONTH SOFR + 1.75%), 5.03%, 1/15/2030 (a) (d)	777	785
(SOFR + 1.44%), 2.69%, 6/23/2032 (a) (d)	389	334
Morgan Stanley
5.00%, 11/24/2025	821	822
3.13%, 7/27/2026	752	733
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (d)	1,348	1,315
(SOFR + 1.73%), 5.12%, 2/1/2029 (d)	6,014	6,119
(SOFR + 1.63%), 5.45%, 7/20/2029 (d)	6,097	6,284
(SOFR + 1.45%), 5.17%, 1/16/2030 (d)	13,950	14,236
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (d)	3,186	3,166
(SOFR + 1.22%), 5.04%, 7/19/2030 (d)	9,370	9,530
(SOFR + 1.14%), 2.70%, 1/22/2031 (d)	15,193	13,755
(SOFR + 1.03%), 1.79%, 2/13/2032 (d)	4,918	4,093
(SOFR + 1.02%), 1.93%, 4/28/2032 (d)	3,922	3,273
(SOFR + 1.29%), 2.94%, 1/21/2033 (d)	2,273	1,999
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
(SOFR + 1.88%), 5.42%, 7/21/2034 (d)	7,854	8,068
(SOFR + 1.58%), 5.83%, 4/19/2035 (d)	4,870	5,151
(SOFR + 1.56%), 5.32%, 7/19/2035 (d)	8,520	8,703
(SOFR + 1.36%), 2.48%, 9/16/2036 (d)	3,160	2,605
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (d)	3,233	3,348
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (d)	5,267	4,942
(SOFR + 1.49%), 3.22%, 4/22/2042 (d)	5,340	4,187
(SOFR + 1.43%), 2.80%, 1/25/2052 (d)	3,495	2,342
Nomura Holdings, Inc. (Japan)
1.85%, 7/16/2025	1,300	1,264
5.59%, 7/2/2027	3,300	3,373
5.78%, 7/3/2034	9,000	9,347
Northern Trust Corp. (3-MONTH SOFR + 1.13%), 3.38%, 5/8/2032 (d)	971	941
Nuveen LLC 4.00%, 11/1/2028 (a)	690	677
S&P Global, Inc.
2.90%, 3/1/2032	6,500	5,846
3.25%, 12/1/2049	5,340	3,961
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (d) (f) (g)	6,324	6,475
UBS AG (Switzerland) 7.50%, 2/15/2028	688	751
UBS Group AG (Switzerland)
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (d)	300	293
(SOFR + 3.34%), 6.37%, 7/15/2026 (a) (d)	350	354
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (d)	1,890	1,794
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (a) (d)	19,923	18,679
4.28%, 1/9/2028 (a)	9,976	9,809
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.75%, 5/12/2028 (a) (d)	11,213	11,214
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	71

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (d) (e) (f) (g)	2,230	2,459
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (a) (d)	831	805
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.52%), 5.43%, 2/8/2030 (a) (d)	1,107	1,134
(3-MONTH SOFR + 1.47%), 3.13%, 8/13/2030 (a) (d)	27,883	25,823
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (d)	8,340	8,626
(SOFR + 3.92%), 6.54%, 8/12/2033 (a) (d)	1,126	1,221
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (d) (e) (f) (g)	2,250	2,598
(SOFR + 5.02%), 9.02%, 11/15/2033 (a) (d)	3,950	4,913
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.77%), 5.70%, 2/8/2035 (a) (d)	9,880	10,248
4.88%, 5/15/2045	975	921
		429,083
Chemicals — 0.3%
Avient Corp. 7.13%, 8/1/2030 (a)	4,223	4,396
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	2,971	2,923
Braskem Idesa SAPI (Mexico) 6.99%, 2/20/2032 (a)	1,320	1,029
Celanese US Holdings LLC 6.38%, 7/15/2032	1,950	2,061
CF Industries, Inc.
5.15%, 3/15/2034	1,748	1,743
4.95%, 6/1/2043	9,931	9,102
Chemours Co. (The)
5.75%, 11/15/2028 (a)	3,258	3,053
4.63%, 11/15/2029 (a)	3,525	3,101
EIDP, Inc. 4.80%, 5/15/2033	3,680	3,690
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	4,539	4,292
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	2,251	2,428
LYB International Finance III LLC 3.38%, 10/1/2040	1,942	1,495
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — continued
NOVA Chemicals Corp. (Canada)
5.00%, 5/1/2025 (a)	2,359	2,345
5.25%, 6/1/2027 (a)	990	977
8.50%, 11/15/2028 (a)	1,325	1,413
4.25%, 5/15/2029 (a)	918	837
9.00%, 2/15/2030 (a)	2,982	3,203
Nutrien Ltd. (Canada)
2.95%, 5/13/2030	1,394	1,283
4.13%, 3/15/2035	497	456
OCP SA (Morocco) 7.50%, 5/2/2054 (a)	4,366	4,678
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	1,961	1,949
4.50%, 10/15/2029	6,983	6,614
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	1,097	945
Union Carbide Corp. 7.75%, 10/1/2096	1,267	1,595
WR Grace Holdings LLC 4.88%, 6/15/2027 (a)	5,476	5,355
		70,963
Commercial Services & Supplies — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	6,668	6,208
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	4,251	4,037
4.88%, 7/15/2032 (a)	5,107	4,855
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	3,642	3,376
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	2,915	1,816
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	1,826	1,780
GFL Environmental, Inc.
3.75%, 8/1/2025 (a)	3,917	3,874
4.00%, 8/1/2028 (a)	5,170	4,928
4.75%, 6/15/2029 (a)	1,942	1,879
6.75%, 1/15/2031 (a)	1,915	2,001
ILFC E-Capital Trust I (3-MONTH CME TERM SOFR + 1.81%), 7.16%, 12/21/2065 (a) (d)	5,178	4,119
Madison IAQ LLC 4.13%, 6/30/2028 (a)	6,591	6,271
Prime Security Services Borrower LLC 6.25%, 1/15/2028 (a)	2,110	2,102
Republic Services, Inc.
1.45%, 2/15/2031	1,952	1,613
2.38%, 3/15/2033	117	98
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Williams Scotsman, Inc.
4.63%, 8/15/2028 (a)	1,940	1,871
7.38%, 10/1/2031 (a)	2,175	2,286
		53,114
Communications Equipment — 0.1%
CommScope LLC
6.00%, 3/1/2026 (a)	7,416	7,138
4.75%, 9/1/2029 (a)	2,792	2,248
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	1,457	1,113
		10,499
Construction & Engineering — 0.2%
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (a)	1,588	1,235
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	2,438	2,336
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	7,860	7,646
MasTec, Inc.
4.50%, 8/15/2028 (a)	5,048	4,913
6.63%, 8/15/2029 (a)	1,457	1,424
Quanta Services, Inc. 5.25%, 8/9/2034	10,470	10,548
Weekley Homes LLC 4.88%, 9/15/2028 (a)	5,274	5,115
		33,217
Construction Materials — 0.0% ^
CRH America, Inc. 5.13%, 5/18/2045 (a)	1,249	1,175
Knife River Corp. 7.75%, 5/1/2031 (a)	4,428	4,688
		5,863
Consumer Finance — 0.8%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	398	402
2.45%, 10/29/2026	5,020	4,785
3.00%, 10/29/2028	16,596	15,521
5.10%, 1/19/2029	560	568
3.30%, 1/30/2032	2,900	2,578
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (d)	2,238	2,309
Ally Financial, Inc. 5.75%, 11/20/2025	4,689	4,701
American Express Co.
2.55%, 3/4/2027	1,942	1,859
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
(SOFR + 1.00%), 5.10%, 2/16/2028 (d)	2,500	2,533
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	2,112	2,115
2.13%, 2/21/2026 (a)	2,524	2,414
3.25%, 2/15/2027 (a)	2,235	2,142
2.53%, 11/18/2027 (a)	14,148	13,031
6.38%, 5/4/2028 (a)	3,660	3,805
5.75%, 3/1/2029 (a)	11,663	11,944
5.75%, 11/15/2029 (a)	34,030	34,789
Capital One Financial Corp.
(SOFR + 2.16%), 4.99%, 7/24/2026 (d)	505	504
(SOFR + 0.86%), 1.88%, 11/2/2027 (d)	2,093	1,970
Ford Motor Credit Co. LLC
4.27%, 1/9/2027	1,000	980
4.13%, 8/17/2027	5,233	5,089
5.11%, 5/3/2029	870	861
7.20%, 6/10/2030	920	990
4.00%, 11/13/2030	6,651	6,132
General Motors Financial Co., Inc.
5.40%, 5/8/2027	2,200	2,240
3.60%, 6/21/2030	7,402	6,873
5.75%, 2/8/2031	2,450	2,532
2.70%, 6/10/2031	2,015	1,734
5.60%, 6/18/2031	6,200	6,345
5.95%, 4/4/2034	3,935	4,072
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (a)	1,320	1,337
ILFC E-Capital Trust II (3-MONTH CME TERM SOFR + 2.06%), 7.41%, 12/21/2065 (a) (d)	1,790	1,468
Macquarie Airfinance Holdings Ltd. (United Kingdom) 6.40%, 3/26/2029 (a)	1,275	1,327
Mitsubishi HC Finance America LLC (Japan) 5.81%, 9/12/2028 (a)	2,995	3,098
OneMain Finance Corp.
7.13%, 3/15/2026	5,164	5,262
3.50%, 1/15/2027	3,249	3,080
6.63%, 1/15/2028	3,837	3,911
5.38%, 11/15/2029	3,139	3,019
		168,320
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	73

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — 0.2%
7-Eleven, Inc.
0.95%, 2/10/2026 (a)	1,350	1,280
1.80%, 2/10/2031 (a)	1,078	896
2.50%, 2/10/2041 (a)	3,236	2,221
2.80%, 2/10/2051 (a)	4,126	2,567
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	12,488	12,201
5.88%, 2/15/2028 (a)	1,063	1,060
3.50%, 3/15/2029 (a)	2,130	1,973
4.88%, 2/15/2030 (a)	981	959
Alimentation Couche-Tard, Inc. (Canada)
5.27%, 2/12/2034 (a)	1,480	1,499
3.44%, 5/13/2041 (a)	437	340
3.63%, 5/13/2051 (a)	491	362
5.62%, 2/12/2054 (a)	1,105	1,121
Kroger Co. (The)
Series B, 7.70%, 6/1/2029	874	986
5.00%, 9/15/2034	1,090	1,087
5.50%, 9/15/2054	790	774
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	5,217	5,187
Rite Aid Corp.
8.00% (PIK), 10/18/2024 ‡ (a) (c)	1,011	530
(3-MONTH CME TERM SOFR + 7.00%), 12.32%, 10/18/2024 ‡ (a) (c) (d)	347	985
8.00%, 11/15/2026 ‡ (a) (b)	3,597	—
Sysco Corp. 2.40%, 2/15/2030	3,883	3,478
Target Corp. 4.80%, 1/15/2053	1,935	1,854
		41,360
Containers & Packaging — 0.4%
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	9,786	8,440
5.25%, 8/15/2027 (a)	1,725	1,037
Ball Corp. 6.00%, 6/15/2029	3,791	3,901
Berry Global, Inc. 5.80%, 6/15/2031 (a)	25,745	26,500
Canpack SA (Poland) 3.88%, 11/15/2029 (a)	2,240	2,035
Graphic Packaging International LLC
4.75%, 7/15/2027 (a)	2,157	2,122
3.50%, 3/15/2028 (a)	1,651	1,556
6.38%, 7/15/2032 (a)	570	583
LABL, Inc. 6.75%, 7/15/2026 (a)	4,471	4,449
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (a)	8,303	8,585
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Containers & Packaging — continued
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	6,524	6,539
Packaging Corp. of America 3.05%, 10/1/2051	2,277	1,561
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	5,047	4,818
Sealed Air Corp. 4.00%, 12/1/2027 (a)	1,821	1,756
TriMas Corp. 4.13%, 4/15/2029 (a)	3,262	3,040
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (i)	2,923	2,886
WRKCo, Inc. 4.65%, 3/15/2026	2,427	2,416
		82,224
Distributors — 0.0% ^
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028 (a)	3,883	3,733
3.88%, 11/15/2029 (a)	1,570	1,452
Ritchie Bros Holdings, Inc. (Canada)
6.75%, 3/15/2028 (a)	845	869
7.75%, 3/15/2031 (a)	2,641	2,807
		8,861
Diversified — 0.2%
Acrc 5.25%, 11/15/2026 ‡ (a)	36,000	33,448
Diversified Consumer Services — 0.1%
Service Corp. International 5.13%, 6/1/2029	4,985	4,926
University of Miami Series 2022, 4.06%, 4/1/2052	3,398	2,876
University of Southern California Series A, 3.23%, 10/1/2120	777	500
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	2,004	2,099
		10,401
Diversified REITs — 0.1%
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	582	561
Safehold GL Holdings LLC 2.80%, 6/15/2031	4,854	4,214
Simon Property Group LP 3.25%, 9/13/2049	5,086	3,609
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified REITs — continued
WP Carey, Inc.
4.25%, 10/1/2026	2,092	2,069
2.25%, 4/1/2033	2,796	2,248
		12,701
Diversified Telecommunication Services — 0.8%
Altice Financing SA (Luxembourg) 5.75%, 8/15/2029 (a)	2,733	2,105
Altice France SA (France)
5.13%, 7/15/2029 (a)	1,886	1,316
5.50%, 10/15/2029 (a)	2,371	1,645
AT&T, Inc.
1.65%, 2/1/2028	8,737	7,966
2.55%, 12/1/2033	19,668	16,290
3.50%, 6/1/2041	5,594	4,463
3.50%, 9/15/2053	13,080	9,305
CCO Holdings LLC
5.38%, 6/1/2029 (a)	2,206	2,093
4.75%, 3/1/2030 (a)	31,151	28,395
4.50%, 8/15/2030 (a)	14,596	13,017
4.25%, 2/1/2031 (a)	13,735	11,918
4.75%, 2/1/2032 (a)	1,010	880
4.50%, 5/1/2032	2,285	1,951
Embarq Corp. 8.00%, 6/1/2036	3,973	1,728
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	5,065	5,045
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	14,768	14,180
Level 3 Financing, Inc.
4.88%, 6/15/2029 (a)	5,541	4,308
11.00%, 11/15/2029 (a)	902	989
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	3,562	2,778
4.13%, 4/15/2030 (a)	9,487	7,079
NBN Co. Ltd. (Australia) 5.75%, 10/6/2028 (a)	2,000	2,101
Optics Bidco SpA (Italy)
Series 2033, 6.38%, 11/15/2033 (a)	881	880
6.00%, 9/30/2034 (a)	2,780	2,697
Sitios Latinoamerica SAB de CV (Brazil) 5.38%, 4/4/2032 (a)	2,279	2,163
Sprint Capital Corp. 6.88%, 11/15/2028	4,475	4,847
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	149	150
6.00%, 9/30/2034	179	173
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued
Verizon Communications, Inc.
4.02%, 12/3/2029	11,662	11,421
4.78%, 2/15/2035 (a)	3,366	3,319
3.40%, 3/22/2041	2,355	1,877
3.70%, 3/22/2061	2,325	1,712
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	5,778	5,477
		174,268
Electric Utilities — 2.6%
AEP Transmission Co. LLC
3.15%, 9/15/2049	471	329
Series M, 3.65%, 4/1/2050	1,942	1,483
Series N, 2.75%, 8/15/2051	2,427	1,541
Alabama Power Co.
6.13%, 5/15/2038	865	948
5.50%, 3/15/2041	1,214	1,229
Series A, 4.30%, 7/15/2048	340	292
Alliant Energy Finance LLC 5.40%, 6/6/2027 (a)	1,850	1,889
Arizona Public Service Co.
4.70%, 1/15/2044	146	127
4.25%, 3/1/2049	971	802
Baltimore Gas and Electric Co.
4.25%, 9/15/2048	1,360	1,152
3.20%, 9/15/2049	1,432	1,002
2.90%, 6/15/2050	816	539
5.65%, 6/1/2054	2,730	2,853
CenterPoint Energy Houston Electric LLC Series AD, 2.90%, 7/1/2050	1,942	1,275
Comision Federal de Electricidad (Mexico) 3.35%, 2/9/2031 (a)	11,599	9,986
Commonwealth Edison Co. 4.00%, 3/1/2048	292	240
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	1,637	1,364
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	3,826	3,949
DTE Electric Co.
5.20%, 3/1/2034	3,400	3,508
3.95%, 6/15/2042	370	306
Series A, 4.00%, 4/1/2043	4,728	4,042
Series B, 3.65%, 3/1/2052	636	489
5.40%, 4/1/2053	518	528
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	75

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	3,700	4,108
Duke Energy Carolinas LLC
4.85%, 1/15/2034	7,000	7,029
3.70%, 12/1/2047	971	749
Duke Energy Corp. 5.80%, 6/15/2054	9,100	9,312
Duke Energy Florida LLC
1.75%, 6/15/2030	4,223	3,638
5.90%, 3/1/2033	400	423
6.20%, 11/15/2053	1,985	2,219
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	2,170	1,545
2.75%, 4/1/2050	9,897	6,330
5.40%, 4/1/2053	5,189	5,171
Duke Energy Ohio, Inc.
5.25%, 4/1/2033	9,542	9,804
4.30%, 2/1/2049	1,427	1,203
Duke Energy Progress LLC
4.10%, 5/15/2042	297	253
3.70%, 10/15/2046	195	152
Edison International
5.25%, 11/15/2028	1,651	1,680
6.95%, 11/15/2029	1,942	2,124
Electricite de France SA (France)
5.95%, 4/22/2034 (a)	3,435	3,610
6.90%, 5/23/2053 (a)	5,450	6,214
Emera US Finance LP (Canada)
2.64%, 6/15/2031	14,105	12,120
4.75%, 6/15/2046	4,950	4,268
Enel Finance International NV (Italy)
5.13%, 6/26/2029 (a)	6,590	6,689
2.50%, 7/12/2031 (a) (i)	9,394	8,018
5.50%, 6/26/2034 (a)	9,365	9,507
Entergy Arkansas LLC 5.75%, 6/1/2054	840	873
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (d)	7,370	7,505
Entergy Louisiana LLC
3.12%, 9/1/2027	729	703
1.60%, 12/15/2030	7,252	6,071
4.20%, 4/1/2050	1,360	1,120
2.90%, 3/15/2051	3,920	2,514
5.70%, 3/15/2054	6,300	6,503
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Entergy Mississippi LLC
5.00%, 9/1/2033	3,252	3,268
3.85%, 6/1/2049	486	378
3.50%, 6/1/2051	1,534	1,113
5.85%, 6/1/2054	2,885	3,044
Entergy Texas Restoration Funding LLC Series A-2, 3.70%, 12/15/2035	2,825	2,651
Entergy Texas, Inc.
1.75%, 3/15/2031	17,722	14,773
3.55%, 9/30/2049	753	552
5.55%, 9/15/2054	4,283	4,291
Evergy Metro, Inc. 4.20%, 6/15/2047	714	598
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	2,080	2,139
Exelon Corp. 4.95%, 6/15/2035	120	118
FirstEnergy Transmission LLC
5.45%, 7/15/2044 (a)	777	750
4.55%, 4/1/2049 (a)	4,239	3,670
Florida Power & Light Co.
5.40%, 9/1/2035	583	599
3.70%, 12/1/2047	4,466	3,561
3.95%, 3/1/2048	646	536
Georgia Power Co. 5.25%, 3/15/2034	3,400	3,506
Interchile SA (Chile) 4.50%, 6/30/2056 (a)	3,097	2,627
Interstate Power and Light Co. 4.10%, 9/26/2028	777	766
ITC Holdings Corp.
4.95%, 9/22/2027 (a)	5,867	5,923
2.95%, 5/14/2030 (a)	3,883	3,538
5.40%, 6/1/2033 (a)	5,973	6,098
5.65%, 5/9/2034 (a)	9,145	9,468
Jersey Central Power & Light Co. 6.15%, 6/1/2037	777	843
Massachusetts Electric Co. 5.90%, 11/15/2039 (a)	960	994
MidAmerican Energy Co. 3.65%, 8/1/2048	1,942	1,518
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	7,631	7,527
Mississippi Power Co. 3.95%, 3/30/2028	544	534
Monongahela Power Co. 5.85%, 2/15/2034 (a)	9,250	9,763
Nevada Power Co.
5.38%, 9/15/2040	608	605
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
6.00%, 3/15/2054	1,510	1,613
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/2027	522	510
5.25%, 2/28/2053	1,379	1,344
5.55%, 3/15/2054	2,650	2,671
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (d)	3,930	4,109
Niagara Mohawk Power Corp. 4.28%, 12/15/2028 (a)	631	619
Northern States Power Co.
6.20%, 7/1/2037	168	188
2.60%, 6/1/2051	1,127	710
4.50%, 6/1/2052	2,602	2,299
NRG Energy, Inc.
6.63%, 1/15/2027	659	660
2.45%, 12/2/2027 (a)	2,549	2,366
5.75%, 1/15/2028	1,162	1,162
3.38%, 2/15/2029 (a)	4,251	3,901
5.25%, 6/15/2029 (a)	10,013	9,898
3.63%, 2/15/2031 (a)	614	549
3.88%, 2/15/2032 (a)	133	119
OGE Energy Corp. 5.45%, 5/15/2029	3,085	3,192
Ohio Power Co.
4.00%, 6/1/2049	583	460
Series R, 2.90%, 10/1/2051	6,567	4,170
Oncor Electric Delivery Co. LLC
3.10%, 9/15/2049	971	671
5.35%, 10/1/2052	534	529
Pacific Gas and Electric Co.
3.45%, 7/1/2025	1,582	1,560
2.95%, 3/1/2026	1,000	970
4.65%, 8/1/2028	11,889	11,806
6.10%, 1/15/2029	1,282	1,341
4.55%, 7/1/2030	12,496	12,220
6.40%, 6/15/2033	11,604	12,399
6.95%, 3/15/2034	7,015	7,828
5.80%, 5/15/2034	11,605	11,944
4.20%, 6/1/2041	1,622	1,318
4.60%, 6/15/2043	1,894	1,607
4.25%, 3/15/2046	8,491	6,683
6.75%, 1/15/2053	4,025	4,402
PacifiCorp 4.15%, 2/15/2050	4,897	3,915
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Palomino Funding Trust I 7.23%, 5/17/2028 (a)	2,000	2,136
PECO Energy Co. 2.80%, 6/15/2050	729	475
Pepco Holdings LLC 7.45%, 8/15/2032	971	1,067
PG&E Corp.
5.00%, 7/1/2028	6,548	6,413
5.25%, 7/1/2030	2,296	2,248
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	3,830	3,978
Series A-3, 5.54%, 7/15/2047	3,951	4,141
Series A-3, 5.53%, 6/1/2049	4,550	4,762
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	1,059	1,020
Series A-4, 5.21%, 12/1/2047	777	787
Series A-5, 5.10%, 6/1/2052	2,850	2,881
Pinnacle West Capital Corp. 1.30%, 6/15/2025	777	754
Potomac Electric Power Co. 6.50%, 11/15/2037	350	400
PPL Capital Funding, Inc. 5.25%, 9/1/2034	2,025	2,050
PPL Electric Utilities Corp. 5.25%, 5/15/2053	1,384	1,389
Public Service Co. of Colorado
4.05%, 9/15/2049	2,573	2,050
2.70%, 1/15/2051	3,097	1,947
Public Service Co. of Oklahoma
5.25%, 1/15/2033	1,292	1,308
Series G, 6.63%, 11/15/2037	1,068	1,172
Public Service Electric and Gas Co.
5.80%, 5/1/2037	826	894
5.38%, 11/1/2039	404	413
2.05%, 8/1/2050	2,950	1,684
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	999	997
Series A-2, 5.11%, 12/15/2047	311	310
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	707	718
Series A2, 5.17%, 5/15/2041	298	304
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	971	946
5.65%, 10/1/2028	3,600	3,753
2.85%, 8/1/2029	1,748	1,616
5.45%, 6/1/2031	3,540	3,684
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	77

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Series 06-E, 5.55%, 1/15/2037	437	458
Series 08-A, 5.95%, 2/1/2038	277	295
Series C, 3.60%, 2/1/2045	1,233	948
Series C, 4.13%, 3/1/2048	971	802
Series 20A, 2.95%, 2/1/2051	8,553	5,670
5.88%, 12/1/2053	11,757	12,329
5.75%, 4/15/2054	2,060	2,140
Southern Co. (The) 5.70%, 3/15/2034	1,995	2,105
Southwestern Electric Power Co.
5.30%, 4/1/2033	2,214	2,247
Series J, 3.90%, 4/1/2045	1,206	939
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (a)	3,287	3,104
Tucson Electric Power Co.
4.85%, 12/1/2048	583	530
5.50%, 4/15/2053	2,597	2,587
Union Electric Co.
5.20%, 4/1/2034	2,310	2,368
4.00%, 4/1/2048	1,991	1,640
3.90%, 4/1/2052	1,262	1,012
5.25%, 1/15/2054	3,765	3,701
Virginia Electric and Power Co.
6.35%, 11/30/2037	229	252
8.88%, 11/15/2038	651	890
5.55%, 8/15/2054	1,640	1,666
Virginia Power Fuel Securitization LLC Series A-2, 4.88%, 5/1/2031	1,085	1,112
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	3,924	3,916
5.63%, 2/15/2027 (a)	4,331	4,324
5.00%, 7/31/2027 (a)	6,244	6,180
4.38%, 5/1/2029 (a)	3,033	2,904
4.30%, 7/15/2029 (a)	4,854	4,712
7.75%, 10/15/2031 (a)	4,000	4,256
6.00%, 4/15/2034 (a)	28,434	29,715
Xcel Energy, Inc. 3.40%, 6/1/2030	2,185	2,042
		547,953
Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 11/2/2042	2,427	2,154
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	539	517
		2,671
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc. 4.00%, 4/1/2025	634	629
Coherent Corp. 5.00%, 12/15/2029 (a)	6,307	6,099
Corning, Inc. 5.35%, 11/15/2048	4,854	4,809
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	1,054	952
		12,489
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC
5.13%, 9/15/2040	877	862
4.08%, 12/15/2047	1,864	1,550
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	1,895	1,999
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	5,310	5,027
Halliburton Co.
4.75%, 8/1/2043	263	240
7.60%, 8/15/2096 (a)	267	303
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	2,655	2,686
Noble Finance II LLC 8.00%, 4/15/2030 (a)	2,780	2,882
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	2,871	2,861
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	754	741
Transocean, Inc. 8.75%, 2/15/2030 (a)	2,142	2,263
USA Compression Partners LP 6.88%, 9/1/2027	3,398	3,424
Valaris Ltd. 8.38%, 4/30/2030 (a)	3,420	3,568
		28,406
Entertainment — 0.4%
Cinemark USA, Inc.
5.88%, 3/15/2026 (a)	1,546	1,549
5.25%, 7/15/2028 (a)	4,406	4,328
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	1,638	1,629
6.50%, 5/15/2027 (a)	5,276	5,367
4.75%, 10/15/2027 (a)	3,883	3,782
Netflix, Inc. 5.38%, 11/15/2029 (a)	8,086	8,442
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	831	815
5.60%, 6/12/2034	16,845	17,393
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Entertainment — continued
Warnermedia Holdings, Inc.
4.28%, 3/15/2032	29,951	26,182
5.05%, 3/15/2042	12,290	9,848
		79,335
Financial Services — 0.3%
Block, Inc.
3.50%, 6/1/2031	5,263	4,751
6.50%, 5/15/2032 (a)	4,826	5,005
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	1,220	1,301
Fidelity National Information Services, Inc. 4.50%, 8/15/2046	1,942	1,666
Global Payments, Inc. 2.90%, 11/15/2031	7,301	6,354
National Rural Utilities Cooperative Finance Corp. 5.00%, 2/7/2031	1,210	1,248
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027 (a)	5,446	5,436
5.50%, 8/15/2028 (a)	1,425	1,399
Nationwide Building Society (United Kingdom) (SOFR + 1.91%), 6.56%, 10/18/2027 (a) (d)	2,650	2,748
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	3,466	3,818
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (a)	3,500	3,584
Petronas Capital Ltd. (Malaysia) 2.48%, 1/28/2032 (a)	4,000	3,435
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	2,937	2,794
3.63%, 3/1/2029 (a)	2,851	2,646
3.88%, 3/1/2031 (a)	2,370	2,162
4.00%, 10/15/2033 (a)	565	498
Shell International Finance BV
3.63%, 8/21/2042	6,407	5,252
4.00%, 5/10/2046	2,913	2,443
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	1,418	1,463
Siemens Financieringsmaatschappij NV (Germany) 3.30%, 9/15/2046 (a)	2,000	1,528
Visa, Inc. 2.70%, 4/15/2040	1,457	1,117
		60,648
Food Products — 0.2%
Archer-Daniels-Midland Co. 4.50%, 3/15/2049	1,165	1,036
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food Products — continued
Bimbo Bakeries USA, Inc. (Mexico) 6.05%, 1/15/2029 (a)	510	535
Campbell Soup Co. 4.15%, 3/15/2028	1,651	1,637
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	4,736	4,711
JBS USA Holding Lux SARL
3.75%, 12/1/2031	2,040	1,849
3.00%, 5/15/2032	5,910	5,051
6.75%, 3/15/2034 (a)	1,003	1,100
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (a)	2,821	2,626
4.38%, 1/31/2032 (a)	941	867
Mead Johnson Nutrition Co. (United Kingdom) 4.60%, 6/1/2044	971	875
Post Holdings, Inc.
5.50%, 12/15/2029 (a)	1,485	1,459
4.63%, 4/15/2030 (a)	2,694	2,560
6.25%, 2/15/2032 (a)	1,092	1,120
Tyson Foods, Inc. 5.70%, 3/15/2034	3,660	3,808
Viterra Finance BV (Netherlands) 3.20%, 4/21/2031 (a)	6,574	5,890
		35,124
Gas Utilities — 0.1%
AmeriGas Partners LP
5.88%, 8/20/2026	1,432	1,416
5.75%, 5/20/2027	2,131	2,081
Atmos Energy Corp.
5.50%, 6/15/2041	1,078	1,112
4.15%, 1/15/2043	565	493
2.85%, 2/15/2052	928	605
5.75%, 10/15/2052	2,083	2,214
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (a)	1,000	960
4.27%, 3/15/2048 (a)	971	769
ONE Gas, Inc. 4.50%, 11/1/2048	389	340
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	777	742
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	695	629
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	3,859	3,610
		14,971
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	79

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — 0.4%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	4,145	4,050
5.38%, 3/1/2029 (a)	1,952	1,789
8.00%, 2/15/2031 (a)	2,565	2,550
Burlington Northern Santa Fe LLC
7.08%, 5/13/2029	98	109
6.15%, 5/1/2037	1,629	1,827
4.38%, 9/1/2042	2,437	2,211
3.55%, 2/15/2050	1,873	1,455
5.20%, 4/15/2054	12,708	12,770
5.50%, 3/15/2055	16,045	16,794
CSX Corp. 4.50%, 11/15/2052	2,000	1,801
ERAC USA Finance LLC
5.00%, 2/15/2029 (a)	1,500	1,538
5.20%, 10/30/2034 (a)	710	727
7.00%, 10/15/2037 (a)	283	334
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	6,538	5,132
Norfolk Southern Corp. 4.05%, 8/15/2052	971	793
Penske Truck Leasing Co. LP
1.20%, 11/15/2025 (a)	2,102	2,012
5.25%, 7/1/2029 (a)	4,600	4,692
SMBC Aviation Capital Finance DAC (Ireland) 5.30%, 4/3/2029 (a)	6,840	6,962
Uber Technologies, Inc. 4.50%, 8/15/2029 (a)	2,233	2,190
Union Pacific Corp. 3.50%, 2/14/2053	2,655	2,010
XPO, Inc. 7.13%, 6/1/2031 (a)	6,035	6,305
		78,051
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	3,528	3,433
Baxter International, Inc. 3.13%, 12/1/2051	3,000	2,005
Becton Dickinson & Co. 3.70%, 6/6/2027	2,427	2,378
DH Europe Finance II SARL 3.25%, 11/15/2039	1,360	1,126
Hologic, Inc.
4.63%, 2/1/2028 (a)	1,110	1,084
3.25%, 2/15/2029 (a)	2,313	2,136
Medline Borrower LP
3.88%, 4/1/2029 (a)	7,813	7,380
6.25%, 4/1/2029 (a)	3,714	3,829
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Equipment & Supplies — continued
5.25%, 10/1/2029 (a)	3,258	3,200
Solventum Corp. 5.60%, 3/23/2034 (a)	2,050	2,090
		28,661
Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	3,921	3,891
5.00%, 4/15/2029 (a)	2,427	2,365
AdaptHealth LLC 4.63%, 8/1/2029 (a)	4,267	3,894
Aetna, Inc.
4.50%, 5/15/2042	218	189
4.13%, 11/15/2042	534	436
Ascension Health 3.95%, 11/15/2046	667	570
Banner Health 1.90%, 1/1/2031	2,368	2,021
Cencora, Inc.
2.70%, 3/15/2031	2,900	2,571
5.13%, 2/15/2034	7,029	7,149
Children's Hospital Series 2020, 2.93%, 7/15/2050	741	503
Cigna Group (The) 5.13%, 5/15/2031	3,480	3,570
CommonSpirit Health
1.55%, 10/1/2025	1,238	1,188
2.78%, 10/1/2030	1,238	1,110
3.91%, 10/1/2050	1,219	968
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	4,244	4,107
4.75%, 2/15/2031 (a)	2,491	2,125
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	486	368
CVS Health Corp.
4.30%, 3/25/2028	1,421	1,404
5.13%, 2/21/2030	4,536	4,607
5.25%, 2/21/2033	4,165	4,190
DaVita, Inc.
4.63%, 6/1/2030 (a)	2,323	2,190
3.75%, 2/15/2031 (a)	662	589
Encompass Health Corp.
4.50%, 2/1/2028	1,009	987
4.75%, 2/1/2030	2,989	2,898
4.63%, 4/1/2031	1,366	1,293
Hackensack Meridian Health, Inc. Series 2020, 2.88%, 9/1/2050	1,580	1,096
Hartford HealthCare Corp. 3.45%, 7/1/2054	2,282	1,682
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
HCA, Inc.
4.50%, 2/15/2027	19,711	19,635
5.63%, 9/1/2028	4,916	5,070
3.50%, 9/1/2030	1,095	1,021
2.38%, 7/15/2031	4,819	4,102
5.60%, 4/1/2034	5,000	5,138
5.45%, 9/15/2034	2,780	2,816
5.50%, 6/15/2047	9,800	9,476
5.25%, 6/15/2049	6,985	6,483
3.50%, 7/15/2051	1,273	893
4.63%, 3/15/2052	3,010	2,547
6.00%, 4/1/2054	5,000	5,159
5.95%, 9/15/2054	6,000	6,134
Memorial Health Services 3.45%, 11/1/2049	627	488
Memorial Sloan-Kettering Cancer Center
4.13%, 7/1/2052	219	194
Series 2015, 4.20%, 7/1/2055	763	667
Mount Sinai Hospital (The) Series 2017, 3.98%, 7/1/2048	647	494
MultiCare Health System 2.80%, 8/15/2050	345	216
MyMichigan Health Series 2020, 3.41%, 6/1/2050	928	688
New York and Presbyterian Hospital (The) 2.61%, 8/1/2060	680	411
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	1,078	792
Owens & Minor, Inc.
4.38%, 12/15/2024	1,195	1,197
6.63%, 4/1/2030 (a)	4,466	4,322
Quest Diagnostics, Inc.
4.60%, 12/15/2027	2,520	2,536
4.63%, 12/15/2029	6,580	6,598
2.95%, 6/30/2030	971	891
Tenet Healthcare Corp.
6.25%, 2/1/2027	486	487
5.13%, 11/1/2027	9,717	9,632
4.63%, 6/15/2028	5,461	5,336
4.25%, 6/1/2029	4,310	4,136
6.13%, 6/15/2030	11,278	11,449
6.75%, 5/15/2031	4,755	4,930
Texas Health Resources
2.33%, 11/15/2050	486	301
4.33%, 11/15/2055	1,044	925
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
UnitedHealth Group, Inc.
3.95%, 10/15/2042	598	514
3.75%, 10/15/2047	1,088	870
3.25%, 5/15/2051	1,898	1,368
5.88%, 2/15/2053	7,903	8,544
5.05%, 4/15/2053	16,338	15,825
5.38%, 4/15/2054	6,480	6,551
3.88%, 8/15/2059	782	605
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	942	593
		217,995
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
1.88%, 2/1/2033	1,112	873
5.15%, 4/15/2053	1,059	973
Healthcare Realty Holdings LP 3.10%, 2/15/2030	4,500	4,094
Healthpeak OP LLC 3.00%, 1/15/2030	486	448
Sabra Health Care LP 3.20%, 12/1/2031	2,194	1,903
Ventas Realty LP
3.50%, 2/1/2025	435	431
4.13%, 1/15/2026	84	83
3.25%, 10/15/2026	212	206
3.85%, 4/1/2027	600	588
5.63%, 7/1/2034	5,745	5,949
		15,548
Health Care Technology — 0.0% ^
IQVIA, Inc. 5.00%, 5/15/2027 (a)	5,377	5,338
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP
4.75%, 10/15/2027	7,088	6,943
7.25%, 7/15/2028 (a)	971	1,010
		7,953
Hotels, Restaurants & Leisure — 0.6%
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	4,500	4,319
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	3,100	2,932
7.00%, 2/15/2030 (a)	6,300	6,524
6.50%, 2/15/2032 (a)	4,192	4,308
Carnival Corp.
4.00%, 8/1/2028 (a)	1,841	1,754
10.50%, 6/1/2030 (a)	1,000	1,085
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	81

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	7,549	8,167
Cedar Fair LP
6.50%, 10/1/2028	5,335	5,402
5.25%, 7/15/2029	1,641	1,617
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (a)	1,384	1,380
5.75%, 5/1/2028 (a)	855	857
3.75%, 5/1/2029 (a)	3,424	3,221
4.88%, 1/15/2030	2,112	2,072
4.00%, 5/1/2031 (a)	367	339
3.63%, 2/15/2032 (a)	1,423	1,276
Marriott International, Inc. 5.35%, 3/15/2035	6,610	6,689
McDonald's Corp.
5.15%, 9/9/2052	10,383	10,093
5.45%, 8/14/2053	9,430	9,548
MGM Resorts International
5.75%, 6/15/2025	3,920	3,920
4.63%, 9/1/2026	2,015	1,988
6.50%, 4/15/2032	1,675	1,687
Royal Caribbean Cruises Ltd.
7.25%, 1/15/2030 (a)	7,580	8,013
6.25%, 3/15/2032 (a)	2,095	2,164
6.00%, 2/1/2033 (a)	2,499	2,560
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (a)	2,233	2,217
6.63%, 5/1/2032 (a)	2,416	2,487
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	534	534
Starbucks Corp.
4.90%, 2/15/2031	2,140	2,193
4.80%, 2/15/2033	3,087	3,137
Station Casinos LLC 4.50%, 2/15/2028 (a)	2,258	2,167
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	4,665	4,849
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	2,801	2,782
Wynn Macau Ltd. (Macau) 5.63%, 8/26/2028 (a)	2,990	2,849
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	10,101	9,883
		125,013
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Household Durables — 0.1%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	4,184	4,149
Newell Brands, Inc.
5.70%, 4/1/2026 (i)	6,514	6,491
6.63%, 9/15/2029	4,524	4,517
6.87%, 4/1/2036 (i)	4,374	4,159
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	9,348	8,668
		27,984
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 2/1/2028	520	514
4.13%, 10/15/2030	2,549	2,342
4.13%, 4/30/2031 (a)	724	656
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	4,985	4,804
4.38%, 3/31/2029 (a)	2,912	2,738
		11,054
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.
5.25%, 6/1/2026 (a)	2,244	2,231
4.50%, 2/15/2028 (a)	2,913	2,825
5.13%, 3/15/2028 (a)	2,155	2,103
Constellation Energy Generation LLC
3.25%, 6/1/2025	578	570
6.25%, 10/1/2039	195	212
5.75%, 10/1/2041	6,850	6,961
5.60%, 6/15/2042	8,961	8,949
6.50%, 10/1/2053	12,976	14,376
5.75%, 3/15/2054	10,505	10,600
		48,827
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	4,740	4,811
Industrial REITs — 0.0% ^
Prologis LP
1.75%, 7/1/2030	2,427	2,089
3.00%, 4/15/2050	4,989	3,409
2.13%, 10/15/2050	1,457	811
		6,309
Insurance — 0.5%
Aflac, Inc. 3.60%, 4/1/2030	2,427	2,318
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
AIA Group Ltd. (Hong Kong) 3.20%, 9/16/2040 (a)	1,680	1,287
Allianz SE (Germany) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (a) (d)	12,000	11,977
Aon Corp.
5.35%, 2/28/2033	864	891
6.25%, 9/30/2040	233	254
Arthur J Gallagher & Co. 5.75%, 7/15/2054	2,630	2,682
Athene Global Funding
1.45%, 1/8/2026 (a)	1,719	1,642
2.95%, 11/12/2026 (a)	4,369	4,204
Berkshire Hathaway Finance Corp.
2.50%, 1/15/2051	2,190	1,411
3.85%, 3/15/2052	4,281	3,523
Cincinnati Financial Corp. 6.13%, 11/1/2034	1,068	1,141
CNA Financial Corp. 5.13%, 2/15/2034	1,700	1,713
CNO Global Funding 5.88%, 6/4/2027 (a)	6,500	6,660
Corebridge Global Funding 5.20%, 6/24/2029 (a)	3,905	4,014
F&G Annuities & Life, Inc.
7.40%, 1/13/2028	3,000	3,143
6.50%, 6/4/2029	4,235	4,320
F&G Global Funding
1.75%, 6/30/2026 (a)	617	580
5.88%, 6/10/2027 (a)	5,000	5,085
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (a)	1,609	1,602
Great-West Lifeco Finance 2018 LP (Canada) 4.58%, 5/17/2048 (a)	395	350
Guardian Life Global Funding 5.74%, 10/2/2028 (a)	2,000	2,105
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (a)	264	239
High Street Funding Trust I 4.11%, 2/15/2028 (a)	2,000	1,933
Jackson National Life Global Funding 3.88%, 6/11/2025 (a)	2,560	2,534
Liberty Mutual Group, Inc. 3.95%, 10/15/2050 (a)	462	348
Marsh & McLennan Cos., Inc. 5.45%, 3/15/2053	1,583	1,620
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued
MetLife, Inc.
6.50%, 12/15/2032	680	766
4.13%, 8/13/2042	486	422
Metropolitan Life Global Funding I
3.05%, 6/17/2029 (a)	1,500	1,407
5.15%, 3/28/2033 (a)	8,975	9,204
Metropolitan Life Insurance Co. 7.80%, 11/1/2025 (a)	1,650	1,703
New York Life Global Funding 3.00%, 1/10/2028 (a)	2,749	2,637
New York Life Insurance Co. 6.75%, 11/15/2039 (a)	295	342
Northwestern Mutual Global Funding 5.16%, 5/28/2031 (a)	4,140	4,300
Pacific Life Insurance Co. (3-MONTH SOFR + 2.80%), 4.30%, 10/24/2067 (a) (d)	2,651	2,147
Pine Street Trust III 6.22%, 5/15/2054 (a)	1,600	1,693
Principal Financial Group, Inc. 3.70%, 5/15/2029	588	568
Principal Life Global Funding II
3.00%, 4/18/2026 (a)	569	555
5.10%, 1/25/2029 (a)	2,650	2,703
Protective Life Global Funding 1.30%, 9/20/2026 (a)	1,500	1,405
Prudential Financial, Inc. 3.91%, 12/7/2047	2,193	1,766
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	150	153
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (d)	400	399
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (a)	486	455
4.27%, 5/15/2047 (a)	777	658
W R Berkley Corp. 3.55%, 3/30/2052	2,461	1,799
		102,658
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
5.60%, 5/15/2053	13,747	14,490
5.40%, 8/15/2054	9,370	9,556
		24,046
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	83

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
IT Services — 0.1%
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	4,937	4,512
CGI, Inc. (Canada) 1.45%, 9/14/2026	3,626	3,395
IBM International Capital Pte. Ltd. 5.30%, 2/5/2054	11,855	11,672
		19,579
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	3,165	3,197
Machinery — 0.1%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	8,179	8,594
Esab Corp. 6.25%, 4/15/2029 (a)	2,335	2,399
Hillenbrand, Inc.
6.25%, 2/15/2029	1,255	1,271
3.75%, 3/1/2031	4,565	4,054
Parker-Hannifin Corp.
4.25%, 9/15/2027	680	676
6.25%, 5/15/2038	428	477
Terex Corp. 5.00%, 5/15/2029 (a)	2,850	2,767
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	4,175	4,375
		24,613
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	2,105	2,044
Media — 1.1%
Charter Communications Operating LLC
2.25%, 1/15/2029	2,277	2,012
2.80%, 4/1/2031	4,175	3,541
6.65%, 2/1/2034	6,810	7,093
6.55%, 6/1/2034	7,200	7,458
3.50%, 6/1/2041	3,466	2,415
3.50%, 3/1/2042	5,772	3,973
3.70%, 4/1/2051	3,107	1,971
3.90%, 6/1/2052	1,651	1,081
Clear Channel Outdoor Holdings, Inc. 5.13%, 8/15/2027 (a)	8,147	7,959
Comcast Corp.
1.95%, 1/15/2031	3,951	3,377
5.30%, 6/1/2034	3,540	3,670
4.40%, 8/15/2035	3,738	3,589
3.90%, 3/1/2038	12,124	10,744
3.25%, 11/1/2039	10,222	8,182
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued
3.97%, 11/1/2047	1,083	884
4.00%, 3/1/2048	4,990	4,081
4.00%, 11/1/2049	132	108
3.45%, 2/1/2050	4,085	3,028
2.80%, 1/15/2051	11,050	7,147
2.89%, 11/1/2051	1,968	1,288
5.35%, 5/15/2053	15,813	15,830
2.94%, 11/1/2056	18,694	11,891
2.99%, 11/1/2063	1,152	712
Cox Communications, Inc. 2.95%, 10/1/2050 (a)	2,709	1,674
CSC Holdings LLC
5.38%, 2/1/2028 (a)	9,533	7,330
6.50%, 2/1/2029 (a)	3,959	2,988
4.50%, 11/15/2031 (a)	2,571	1,710
Directv Financing LLC 5.88%, 8/15/2027 (a)	5,942	5,754
DISH DBS Corp.
5.88%, 11/15/2024	10,729	10,414
5.25%, 12/1/2026 (a)	6,014	5,152
5.75%, 12/1/2028 (a)	1,782	1,371
DISH Network Corp. 11.75%, 11/15/2027 (a)	4,607	4,684
Gray Television, Inc.
10.50%, 7/15/2029 (a)	1,765	1,812
4.75%, 10/15/2030 (a)	2,049	1,167
5.38%, 11/15/2031 (a)	2,114	1,211
iHeartCommunications, Inc.
6.38%, 5/1/2026	3,631	3,049
8.38%, 5/1/2027	5,520	2,514
5.25%, 8/15/2027 (a)	4,231	2,647
Lamar Media Corp. 4.00%, 2/15/2030	5,243	4,895
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	9,281	9,070
4.75%, 11/1/2028 (a)	1,369	1,279
Outfront Media Capital LLC 5.00%, 8/15/2027 (a)	3,749	3,723
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	4,393	2,832
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	1,209	865
Sinclair Television Group, Inc. 4.13%, 12/1/2030 (a)	5,422	3,826
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	3,087	3,018
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
4.00%, 7/15/2028 (a)	7,426	6,956
5.50%, 7/1/2029 (a)	9,409	9,157
4.13%, 7/1/2030 (a)	2,672	2,398
Stagwell Global LLC 5.63%, 8/15/2029 (a)	5,660	5,366
TEGNA, Inc.
4.63%, 3/15/2028	3,801	3,573
5.00%, 9/15/2029	4,969	4,615
Time Warner Cable LLC 7.30%, 7/1/2038	326	341
Univision Communications, Inc.
4.50%, 5/1/2029 (a)	2,309	2,026
7.38%, 6/30/2030 (a)	4,190	4,022
		233,473
Metals & Mining — 0.5%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	3,465	3,457
6.13%, 5/15/2028 (a)	3,845	3,895
ATI, Inc. 5.88%, 12/1/2027	6,088	6,100
BHP Billiton Finance USA Ltd. (Australia) 4.90%, 2/28/2033	1,942	1,967
Big River Steel LLC 6.63%, 1/31/2029 (a)	2,778	2,809
Carpenter Technology Corp. 6.38%, 7/15/2028	4,422	4,426
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	3,585	3,578
4.63%, 3/1/2029 (a)	2,799	2,625
6.75%, 4/15/2030 (a)	2,500	2,535
7.00%, 3/15/2032 (a)	908	912
Corp. Nacional del Cobre de Chile (Chile)
6.44%, 1/26/2036 (a)	3,794	4,068
6.30%, 9/8/2053 (a)	2,634	2,739
Freeport-McMoRan, Inc. 4.63%, 8/1/2030	12,891	12,751
Glencore Finance Canada Ltd. (Australia) 6.90%, 11/15/2037 (a)	98	109
Glencore Funding LLC (Australia)
3.88%, 10/27/2027 (a)	3,883	3,787
2.50%, 9/1/2030 (a)	850	747
2.85%, 4/27/2031 (a)	8,941	7,827
2.63%, 9/23/2031 (a)	8,632	7,363
5.63%, 4/4/2034 (a)	25,200	25,660
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	3,248	3,084
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Metals & Mining — continued
Rio Tinto Finance USA Ltd. (Australia) 5.20%, 11/2/2040	1,942	1,959
United States Steel Corp. 6.88%, 3/1/2029	2,578	2,599
Vale Overseas Ltd. (Brazil)
6.13%, 6/12/2033	2,390	2,503
6.40%, 6/28/2054	6,653	6,786
		114,286
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Arbor Realty Trust, Inc.
5.00%, 4/30/2026	4,854	4,414
Series QIB, 4.50%, 9/1/2026 (a)	18,930	16,663
Series QIB, 4.50%, 3/15/2027 (a)	29,123	25,215
Great Ajax Operating Partnership LP Series QIB, 8.88%, 9/1/2027 (a)	22,328	21,421
ReadyCap Holdings LLC Series QIB, 4.50%, 10/20/2026 (a)	25,000	23,425
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	4,625	4,814
		95,952
Multi-Utilities — 0.5%
Ameren Corp. 3.50%, 1/15/2031	2,321	2,158
Ameren Illinois Co.
4.95%, 6/1/2033	6,416	6,488
3.25%, 3/15/2050	3,835	2,733
5.55%, 7/1/2054	3,600	3,711
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	1,310	1,429
2.85%, 5/15/2051	7,514	4,887
4.60%, 5/1/2053	1,160	1,013
Consolidated Edison Co. of New York, Inc.
Series 06-E, 5.70%, 12/1/2036	389	412
Series 2017, 3.88%, 6/15/2047	1,238	989
Series E, 4.65%, 12/1/2048	1,651	1,493
4.63%, 12/1/2054	7,164	6,397
4.50%, 5/15/2058	785	675
Consumers Energy Co.
4.63%, 5/15/2033	4,626	4,596
4.35%, 4/15/2049	486	430
4.35%, 8/31/2064	477	386
Dominion Energy, Inc.
Series F, 5.25%, 8/1/2033	763	773
7.00%, 6/15/2038	389	447
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	85

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
Series C, 4.90%, 8/1/2041	45	41
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (d)	2,750	2,925
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (d)	4,220	4,395
DTE Energy Co. 5.10%, 3/1/2029	2,800	2,853
Engie SA (France)
5.63%, 4/10/2034 (a)	4,285	4,443
5.88%, 4/10/2054 (a)	1,884	1,936
National Grid plc (United Kingdom) 5.42%, 1/11/2034	1,800	1,839
NiSource, Inc.
5.20%, 7/1/2029	4,050	4,147
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (d)	657	666
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	1,140	1,172
Puget Sound Energy, Inc.
5.76%, 7/15/2040	874	889
2.89%, 9/15/2051	1,282	833
5.69%, 6/15/2054	14,682	15,278
San Diego Gas & Electric Co.
Series XXX, 3.00%, 3/15/2032	4,854	4,344
6.00%, 6/1/2039	486	537
4.50%, 8/15/2040	242	226
Series UUU, 3.32%, 4/15/2050	4,641	3,346
5.35%, 4/1/2053	1,059	1,058
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (d)	12,750	12,878
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	9,888	6,548
		109,371
Office REITs — 0.0% ^
COPT Defense Properties LP 2.25%, 3/15/2026	1,505	1,443
Oil, Gas & Consumable Fuels — 3.4%
6297782 LLC (Canada)
4.91%, 9/1/2027 (a)	8,250	8,267
5.03%, 10/1/2029 (a)	4,925	4,914
Aker BP ASA (Norway)
2.00%, 7/15/2026 (a)	1,123	1,068
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
3.10%, 7/15/2031 (a)	4,400	3,869
AL Candelaria -spain- SA (Colombia) 7.50%, 12/15/2028 (h)	869	856
Antero Midstream Partners LP
5.75%, 1/15/2028 (a)	3,200	3,201
5.38%, 6/15/2029 (a)	4,996	4,936
Antero Resources Corp. 7.63%, 2/1/2029 (a)	5,289	5,474
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (a)	593	590
Ascent Resources Utica Holdings LLC 8.25%, 12/31/2028 (a)	5,415	5,564
Baytex Energy Corp. (Canada) 8.50%, 4/30/2030 (a)	5,036	5,366
Blue Racer Midstream LLC
6.63%, 7/15/2026 (a)	3,170	3,169
7.00%, 7/15/2029 (a)	1,401	1,457
7.25%, 7/15/2032 (a)	976	1,023
BP Capital Markets America, Inc.
2.72%, 1/12/2032	20,922	18,419
4.81%, 2/13/2033	4,476	4,477
4.89%, 9/11/2033	3,466	3,485
3.00%, 2/24/2050	5,102	3,488
2.77%, 11/10/2050	3,971	2,578
2.94%, 6/4/2051	5,194	3,484
3.00%, 3/17/2052	2,952	1,997
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (d) (f) (g)	2,246	2,209
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (d) (f) (g)	13,465	13,191
Buckeye Partners LP 4.13%, 12/1/2027	2,156	2,068
California Resources Corp. 7.13%, 2/1/2026 (a)	1,004	1,008
Cameron LNG LLC 3.70%, 1/15/2039 (a)	933	791
Cheniere Energy Partners LP
4.50%, 10/1/2029	20,222	19,776
4.00%, 3/1/2031	8,788	8,289
5.75%, 8/15/2034 (a)	29,095	30,123
Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	10,284	10,438
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Chord Energy Corp. 6.38%, 6/1/2026 (a)	4,670	4,696
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	4,151	4,376
8.63%, 11/1/2030 (a)	3,840	4,174
8.75%, 7/1/2031 (a)	9,670	10,436
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (a)	4,775	5,042
6.50%, 8/15/2043 (a)	2,890	3,141
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	6,693	6,583
5.88%, 1/15/2030 (a)	1,078	1,019
ConocoPhillips Co. 5.55%, 3/15/2054	17,910	18,408
Coterra Energy, Inc. 3.90%, 5/15/2027	2,825	2,769
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	8,385	8,891
Devon Energy Corp. 5.75%, 9/15/2054	4,340	4,211
Diamondback Energy, Inc.
5.40%, 4/18/2034	3,320	3,379
5.75%, 4/18/2054	3,896	3,898
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	4,061	3,858
4.38%, 6/15/2031 (a)	2,602	2,445
Ecopetrol SA (Colombia) 8.38%, 1/19/2036	1,912	1,936
Enbridge, Inc. (Canada)
5.63%, 4/5/2034	6,665	6,877
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (d)	9,057	9,927
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	1,961	2,021
Energean Israel Finance Ltd. (Israel) 4.88%, 3/30/2026 (h)	1,840	1,750
Energy Transfer LP
5.25%, 7/1/2029	6,650	6,806
5.75%, 2/15/2033	1,942	2,019
5.80%, 6/15/2038	5,660	5,800
5.00%, 5/15/2050	4,854	4,305
Eni SpA (Italy) 5.95%, 5/15/2054 (a)	10,830	11,134
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	486	525
EnLink Midstream LLC 5.38%, 6/1/2029	701	713
EnLink Midstream Partners LP 5.60%, 4/1/2044	2,344	2,216
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC
Series H, 6.65%, 10/15/2034	4,610	5,181
Series J, 5.75%, 3/1/2035	777	811
5.55%, 2/16/2055	13,255	13,487
Series E, (3-MONTH CME TERM SOFR + 3.29%), 5.25%, 8/16/2077 (d)	1,457	1,420
EQM Midstream Partners LP
6.50%, 7/1/2027 (a)	1,942	1,991
5.50%, 7/15/2028	6,786	6,831
4.75%, 1/15/2031 (a)	4,267	4,100
Exxon Mobil Corp.
3.00%, 8/16/2039	1,555	1,252
3.10%, 8/16/2049	670	482
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (a)	924	795
4.32%, 12/30/2039 (a)	1,243	971
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (a)	1,557	1,296
Genesis Energy LP
8.00%, 1/15/2027	1,445	1,480
7.75%, 2/1/2028	4,831	4,917
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (a)	1,798	1,745
3.45%, 10/15/2027 (a)	1,423	1,365
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	1,981	1,907
Gulfport Energy Corp.
8.00%, 5/17/2026	1,948	1,978
8.00%, 5/17/2026 (a)	2,588	2,628
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	3,330	3,501
Hess Corp. 4.30%, 4/1/2027	11,740	11,660
Hess Midstream Operations LP 5.63%, 2/15/2026 (a)	1,887	1,882
HF Sinclair Corp. 5.88%, 4/1/2026	3,426	3,462
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	9,460	9,388
Kinder Morgan, Inc.
5.05%, 2/15/2046	3,350	3,042
3.25%, 8/1/2050	5,524	3,699
5.95%, 8/1/2054	7,045	7,173
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	7,264	7,485
5.88%, 6/15/2030 (a)	22,031	22,102
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	87

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (h)	1,058	1,041
6.50%, 6/30/2027 (h)	1,147	1,099
6.75%, 6/30/2030 (h)	660	610
Marathon Oil Corp. 5.70%, 4/1/2034	8,663	9,140
Matador Resources Co. 6.50%, 4/15/2032 (a)	3,510	3,562
MEG Energy Corp. (Canada) 5.88%, 2/1/2029 (a)	2,879	2,851
MPLX LP
5.50%, 6/1/2034	15,450	15,720
5.20%, 3/1/2047	314	293
4.95%, 3/14/2052	1,219	1,079
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	1,935	1,979
8.38%, 2/15/2032 (a)	1,935	1,991
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	3,030	2,654
NuStar Logistics LP
5.75%, 10/1/2025	2,011	2,011
6.00%, 6/1/2026	1,299	1,311
5.63%, 4/28/2027	3,651	3,661
6.38%, 10/1/2030	647	676
Occidental Petroleum Corp.
5.20%, 8/1/2029	1,230	1,247
5.38%, 1/1/2032	1,985	2,014
5.55%, 10/1/2034	3,300	3,353
6.20%, 3/15/2040	8,604	8,992
ONEOK Partners LP 6.65%, 10/1/2036	1,423	1,570
Ovintiv, Inc. 6.25%, 7/15/2033	5,620	5,934
Permian Resources Operating LLC
5.88%, 7/1/2029 (a)	5,275	5,276
9.88%, 7/15/2031 (a)	1,890	2,117
7.00%, 1/15/2032 (a)	1,950	2,046
6.25%, 2/1/2033 (a)	1,655	1,697
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	2,524	2,488
5.35%, 2/12/2028	3,160	2,880
5.95%, 1/28/2031	3,398	2,811
10.00%, 2/7/2033	7,907	8,085
7.69%, 1/23/2050	1,505	1,117
Phillips 66 4.65%, 11/15/2034	971	940
Pioneer Natural Resources Co. 1.90%, 8/15/2030	23,833	20,761
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Raizen Fuels Finance SA (Brazil) 6.45%, 3/5/2034 (a)	1,754	1,841
Range Resources Corp.
8.25%, 1/15/2029	5,886	6,101
4.75%, 2/15/2030 (a)	826	793
Rockies Express Pipeline LLC
4.95%, 7/15/2029 (a)	3,070	2,934
4.80%, 5/15/2030 (a)	2,250	2,089
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	1,159	1,160
4.50%, 5/15/2030	14,148	14,000
Saudi Arabian Oil Co. (Saudi Arabia) 1.63%, 11/24/2025 (a)	224	216
SM Energy Co.
6.75%, 9/15/2026	4,864	4,869
6.63%, 1/15/2027	1,256	1,258
6.75%, 8/1/2029 (a)	1,687	1,713
7.00%, 8/1/2032 (a)	1,446	1,481
Southwestern Energy Co.
5.70%, 1/23/2025 (i)	197	197
8.38%, 9/15/2028	2,311	2,375
5.38%, 2/1/2029	2,501	2,469
5.38%, 3/15/2030	2,938	2,912
4.75%, 2/1/2032	574	544
Sunoco LP
6.00%, 4/15/2027	1,491	1,493
7.00%, 5/1/2029 (a)	1,222	1,273
4.50%, 5/15/2029	3,662	3,516
7.25%, 5/1/2032 (a)	3,235	3,421
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	3,607	3,597
5.50%, 1/15/2028 (a)	4,820	4,651
6.00%, 12/31/2030 (a)	1,593	1,519
TotalEnergies Capital International SA (France)
3.46%, 7/12/2049	4,998	3,776
3.13%, 5/29/2050	6,549	4,657
TotalEnergies Capital SA (France)
5.49%, 4/5/2054	5,910	6,098
5.64%, 4/5/2064	14,350	14,900
TransCanada PipeLines Ltd. (Canada)
4.63%, 3/1/2034	11,000	10,689
5.85%, 3/15/2036	800	833
4.75%, 5/15/2038	3,000	2,846
Valero Energy Corp. 2.15%, 9/15/2027	874	818
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	6,174	5,837
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	7,922	8,296
9.50%, 2/1/2029 (a)	10,000	11,269
7.00%, 1/15/2030 (a)	2,310	2,362
8.38%, 6/1/2031 (a)	4,854	5,153
Vital Energy, Inc.
9.75%, 10/15/2030	1,566	1,719
7.88%, 4/15/2032 (a)	2,045	2,094
Williams Cos., Inc. (The)
4.80%, 11/15/2029	3,410	3,435
5.80%, 11/15/2054	11,000	11,233
		732,404
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	4,919	4,894
7.25%, 2/15/2028 (a)	775	780
5.75%, 4/20/2029 (a)	9,247	9,064
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	2,916	2,906
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	3,950	3,904
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	3,515	3,548
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	3,982	3,610
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	2,913	2,724
		31,430
Personal Care Products — 0.0% ^
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	4,937	4,898
4.13%, 4/1/2029 (a)	434	411
Haleon US Capital LLC 3.38%, 3/24/2027	2,616	2,552
		7,861
Pharmaceuticals — 0.9%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	4,518	4,075
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	6,343	6,106
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pharmaceuticals — continued
5.75%, 8/15/2027 (a)	5,912	4,789
4.88%, 6/1/2028 (a)	3,433	2,564
Bristol-Myers Squibb Co.
5.20%, 2/22/2034	12,910	13,391
4.13%, 6/15/2039	5,823	5,274
2.35%, 11/13/2040	3,883	2,702
3.70%, 3/15/2052	6,576	5,043
5.55%, 2/22/2054	30,105	31,079
3.90%, 3/15/2062	3,680	2,807
6.40%, 11/15/2063	640	733
5.65%, 2/22/2064	10,635	10,962
Eli Lilly & Co.
5.00%, 2/9/2054	5,750	5,726
4.95%, 2/27/2063	2,400	2,342
Merck & Co., Inc.
5.00%, 5/17/2053	2,112	2,079
2.90%, 12/10/2061	2,340	1,463
Organon & Co.
4.13%, 4/30/2028 (a)	3,906	3,734
5.13%, 4/30/2031 (a)	5,735	5,371
Par Pharmaceutical, Inc. 0.00%, 4/1/2027 ‡ (b)	4,135	—
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	5,034	5,061
5.30%, 5/19/2053	11,517	11,574
5.34%, 5/19/2063	16,746	16,619
Pfizer, Inc.
4.10%, 9/15/2038	2,913	2,675
3.90%, 3/15/2039	2,874	2,563
Roche Holdings, Inc. 5.49%, 11/13/2030 (a)	14,045	14,874
Takeda Pharmaceutical Co. Ltd. (Japan)
5.30%, 7/5/2034	15,500	15,909
3.03%, 7/9/2040	1,600	1,209
5.65%, 7/5/2044	4,296	4,427
3.18%, 7/9/2050	5,254	3,651
5.65%, 7/5/2054	7,200	7,352
Wyeth LLC 5.95%, 4/1/2037	1,068	1,167
Zoetis, Inc.
2.00%, 5/15/2030	1,942	1,695
5.60%, 11/16/2032	1,870	1,971
		200,987
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	89

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Real Estate Management & Development — 0.0% ^
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	603	594
Residential REITs — 0.1%
Camden Property Trust 3.15%, 7/1/2029	2,869	2,705
ERP Operating LP 2.85%, 11/1/2026	2,913	2,820
Essex Portfolio LP
2.65%, 3/15/2032	3,160	2,712
5.50%, 4/1/2034	6,395	6,564
Mid-America Apartments LP 4.20%, 6/15/2028	1,258	1,243
UDR, Inc.
2.10%, 8/1/2032	923	750
1.90%, 3/15/2033	491	387
5.13%, 9/1/2034	2,020	2,012
		19,193
Retail REITs — 0.1%
NNN REIT, Inc.
3.60%, 12/15/2026	921	902
4.30%, 10/15/2028	777	767
5.50%, 6/15/2034	1,200	1,227
Realty Income Corp.
3.25%, 1/15/2031	539	495
2.70%, 2/15/2032	4,675	4,035
1.80%, 3/15/2033	1,068	838
5.38%, 9/1/2054	2,560	2,525
Regency Centers LP 3.70%, 6/15/2030	3,743	3,566
Scentre Group Trust 1 (Australia) 3.25%, 10/28/2025 (a)	971	953
Scentre Group Trust 2 (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (a) (d)	722	714
		16,022
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	6,023	6,058
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	1,900	2,027
Broadcom, Inc. 3.14%, 11/15/2035 (a)	12,975	10,847
Entegris, Inc.
4.38%, 4/15/2028 (a)	2,242	2,154
5.95%, 6/15/2030 (a)	6,272	6,357
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
Foundry JV Holdco LLC 6.15%, 1/25/2032 (a)	5,304	5,461
Intel Corp.
3.25%, 11/15/2049	1,651	1,073
5.70%, 2/10/2053	4,374	4,183
3.10%, 2/15/2060	680	400
KLA Corp. 3.30%, 3/1/2050	761	563
Marvell Technology, Inc. 2.95%, 4/15/2031	2,020	1,805
NXP BV (China)
5.00%, 1/15/2033	1,457	1,455
3.25%, 5/11/2041	3,684	2,768
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	3,241	3,080
QUALCOMM, Inc. 4.50%, 5/20/2052	300	271
Texas Instruments, Inc.
3.88%, 3/15/2039	1,573	1,445
4.15%, 5/15/2048	292	256
5.15%, 2/8/2054	6,605	6,680
5.05%, 5/18/2063	8,227	8,090
TSMC Arizona Corp. (Taiwan) 2.50%, 10/25/2031	6,873	6,005
		70,978
Software — 0.3%
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	2,182	2,074
Elastic NV 4.13%, 7/15/2029 (a)	3,380	3,149
Intuit, Inc. 5.20%, 9/15/2033	900	938
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	5,387	5,324
5.13%, 4/15/2029 (a)	3,431	3,365
Oracle Corp.
2.30%, 3/25/2028	5,772	5,357
4.30%, 7/8/2034	551	521
3.90%, 5/15/2035	1,500	1,354
3.85%, 7/15/2036	1,705	1,499
3.65%, 3/25/2041	3,350	2,676
4.13%, 5/15/2045	5,145	4,197
3.95%, 3/25/2051	1,418	1,097
RingCentral, Inc. 8.50%, 8/15/2030 (a)	3,950	4,221
Roper Technologies, Inc.
1.75%, 2/15/2031	1,165	971
4.75%, 2/15/2032	2,620	2,618
4.90%, 10/15/2034	10,280	10,186
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	3,049	3,046
VMware LLC 4.65%, 5/15/2027	3,039	3,043
Workday, Inc. 3.70%, 4/1/2029	5,484	5,299
		60,935
Specialized REITs — 0.1%
American Tower Corp.
1.45%, 9/15/2026	1,403	1,316
3.10%, 6/15/2050	112	76
Extra Space Storage LP 2.20%, 10/15/2030	1,427	1,233
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	6,269	6,155
5.25%, 3/15/2028 (a)	962	951
4.88%, 9/15/2029 (a)	1,457	1,414
5.25%, 7/15/2030 (a)	2,515	2,452
Public Storage Operating Co. 5.10%, 8/1/2033	4,280	4,380
SBA Communications Corp. 3.13%, 2/1/2029	7,191	6,617
		24,594
Specialty Retail — 0.4%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	3,592	3,471
4.75%, 3/1/2030	1,199	1,146
AutoZone, Inc. 5.40%, 7/15/2034	1,920	1,967
Bath & Body Works, Inc.
7.50%, 6/15/2029	9,537	9,860
6.88%, 11/1/2035	1,753	1,811
6.75%, 7/1/2036	2,170	2,223
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	5,427	4,863
Home Depot, Inc. (The)
4.95%, 6/25/2034	11,760	12,051
3.63%, 4/15/2052	2,585	2,010
3.50%, 9/15/2056	5,048	3,790
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	394	383
3.88%, 6/1/2029 (a)	3,005	2,787
4.38%, 1/15/2031 (a)	1,612	1,485
Lowe's Cos., Inc. 5.63%, 4/15/2053	5,076	5,133
O'Reilly Automotive, Inc.
3.60%, 9/1/2027	180	176
1.75%, 3/15/2031	1,212	1,011
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialty Retail — continued
Penske Automotive Group, Inc. 3.75%, 6/15/2029	5,058	4,708
PetSmart, Inc. 4.75%, 2/15/2028 (a)	9,540	9,125
RAD 12.00%, 12/31/2025 ‡	972	972
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	2,952	2,759
Staples, Inc.
10.75%, 9/1/2029 (a)	8,550	8,053
12.75%, 1/15/2030 (a)	5,102	3,943
		83,727
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
3.75%, 11/13/2047	971	815
2.65%, 2/8/2051	3,883	2,644
2.70%, 8/5/2051	11,155	7,554
2.85%, 8/5/2061	5,325	3,527
Dell International LLC 3.38%, 12/15/2041	12,240	9,364
Seagate HDD Cayman
4.09%, 6/1/2029	3,204	3,050
3.13%, 7/15/2029	2,141	1,886
4.13%, 1/15/2031	3,545	3,219
8.50%, 7/15/2031	2,456	2,671
9.63%, 12/1/2032	762	879
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	3,235	3,035
		38,644
Textiles, Apparel & Luxury Goods — 0.0% ^
Hanesbrands, Inc. 4.88%, 5/15/2026 (a)	1,853	1,840
William Carter Co. (The) 5.63%, 3/15/2027 (a)	3,767	3,760
		5,600
Tobacco — 0.6%
Altria Group, Inc.
2.45%, 2/4/2032	3,883	3,267
3.40%, 2/4/2041	9,538	7,235
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027	1,875	1,829
2.26%, 3/25/2028	267	246
4.39%, 8/15/2037	24,553	21,905
4.54%, 8/15/2047	6,513	5,327
5.65%, 3/16/2052	6,410	6,052
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	91

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Tobacco — continued
Imperial Brands Finance plc (United Kingdom) 5.88%, 7/1/2034 (a)	27,669	28,217
Philip Morris International, Inc.
5.38%, 2/15/2033	9,368	9,661
5.63%, 9/7/2033	13,190	13,849
5.25%, 2/13/2034	22,160	22,658
4.38%, 11/15/2041	11,926	10,573
		130,819
Trading Companies & Distributors — 0.2%
Aviation Capital Group LLC
5.50%, 12/15/2024 (a)	546	545
4.13%, 8/1/2025 (a)	1,893	1,872
4.88%, 10/1/2025 (a)	4,078	4,057
5.38%, 7/15/2029 (a)	4,800	4,854
EquipmentShare.com, Inc. 8.63%, 5/15/2032 (a)	4,400	4,601
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	6,163	6,118
Imola Merger Corp. 4.75%, 5/15/2029 (a)	5,069	4,879
United Rentals North America, Inc.
4.88%, 1/15/2028	2,894	2,855
5.25%, 1/15/2030	4,025	3,993
4.00%, 7/15/2030	5,825	5,447
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	3,092	3,172
6.38%, 3/15/2029 (a)	4,002	4,106
6.63%, 3/15/2032 (a)	2,110	2,174
WW Grainger, Inc. 4.60%, 6/15/2045	505	473
		49,146
Transportation Infrastructure — 0.0% ^
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (a)	1,262	1,247
Transurban Finance Co. Pty. Ltd. (Australia) 2.45%, 3/16/2031 (a)	617	532
		1,779
Water Utilities — 0.0% ^
American Water Capital Corp.
3.45%, 6/1/2029	602	577
5.15%, 3/1/2034	3,400	3,493
		4,070
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wireless Telecommunication Services — 0.2%
Empresa Nacional de Telecomunicaciones SA (Chile) 3.05%, 9/14/2032 (a)	2,001	1,668
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	4,493	2,421
Rogers Communications, Inc. (Canada) 3.80%, 3/15/2032	2,500	2,304
T-Mobile USA, Inc.
2.63%, 2/15/2029	11,295	10,417
3.38%, 4/15/2029	14,785	14,050
5.50%, 1/15/2055	1,890	1,907
United States Cellular Corp. 6.70%, 12/15/2033	9,614	10,587
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	3,100	3,140
		46,494
Total Corporate Bonds (Cost $6,639,171)		6,465,398
Mortgage-Backed Securities — 24.7%
FHLMC
Pool # 1G1861, ARM, 6.54%, 3/1/2036 (j)	16	17
Pool # 1J1380, ARM, 7.68%, 3/1/2036 (j)	5	5
Pool # 1J1393, ARM, 6.73%, 10/1/2036 (j)	13	14
Pool # 1Q0476, ARM, 6.23%, 10/1/2037 (j)	46	47
FHLMC Gold Pools, 15 Year
Pool # G13805, 5.50%, 12/1/2024	—	—
Pool # G14252, 5.50%, 12/1/2024	—	—
Pool # J14494, 4.00%, 2/1/2026	53	52
FHLMC Gold Pools, 20 Year
Pool # C91025, 7.00%, 1/1/2027	10	10
Pool # G30591, 6.00%, 2/1/2028	92	94
Pool # D98914, 4.00%, 1/1/2032	1,234	1,224
Pool # G31099, 4.00%, 1/1/2038	5,797	5,712
FHLMC Gold Pools, 30 Year
Pool # C00496, 7.50%, 2/1/2027	—	—
Pool # G00747, 8.00%, 8/1/2027	7	7
Pool # D86005, 7.00%, 2/1/2028	2	2
Pool # G02210, 7.00%, 12/1/2028	12	12
Pool # C21930, 6.00%, 2/1/2029	4	4
Pool # C00785, 6.50%, 6/1/2029	4	4
Pool # A27201, 6.50%, 3/1/2032	24	25
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # A13067, 4.00%, 9/1/2033	15	15
Pool # G60154, 5.00%, 2/1/2034	4,860	4,908
Pool # G60214, 5.00%, 7/1/2035	5,038	5,138
Pool # C02641, 7.00%, 10/1/2036	13	14
Pool # C02660, 6.50%, 11/1/2036	26	28
Pool # G06172, 5.50%, 12/1/2038	594	609
Pool # G06576, 5.00%, 9/1/2040	2,695	2,762
Pool # A96733, 4.50%, 2/1/2041	4,794	4,804
Pool # G06493, 4.50%, 5/1/2041	221	221
Pool # G61864, 5.50%, 6/1/2041	2,203	2,265
Pool # Q05956, 4.50%, 2/1/2042	738	735
Pool # Q11285, 3.50%, 9/1/2042	1,913	1,813
Pool # Q12174, 3.50%, 10/1/2042	2,030	1,924
Pool # G07239, 3.00%, 12/1/2042	2,237	2,057
Pool # Q13796, 3.50%, 12/1/2042	3,235	3,065
Pool # Q15767, 3.00%, 2/1/2043	1,852	1,707
Pool # Q33869, 4.00%, 6/1/2045	1,772	1,693
Pool # G61462, 4.00%, 7/1/2045	8,264	8,053
Pool # Q37784, 3.50%, 12/1/2045	1,690	1,583
Pool # Q39092, 4.00%, 2/1/2046	2,018	1,952
Pool # Q39412, 3.50%, 3/1/2046	664	621
Pool # Q40797, 3.50%, 5/1/2046	2,909	2,722
Pool # Q40922, 3.50%, 6/1/2046	979	916
Pool # Q41602, 3.50%, 7/1/2046	365	341
Pool # Q42079, 3.50%, 7/1/2046	455	425
Pool # Q42657, 3.50%, 8/1/2046	4,406	4,121
Pool # Q42656, 4.00%, 8/1/2046	436	418
Pool # Q43241, 3.50%, 9/1/2046	3,823	3,574
Pool # Q43237, 4.00%, 9/1/2046	846	813
Pool # G61565, 4.50%, 4/1/2048	11,781	11,689
Pool # Z40179, 4.00%, 7/1/2048	4,888	4,693
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	—	—
Pool # B90491, 7.50%, 1/1/2032	58	59
Pool # U89009, 3.50%, 9/1/2032	228	222
Pool # WN1179, 3.85%, 9/1/2032	16,891	16,272
Pool # U80074, 3.50%, 10/1/2032	742	724
Pool # WA3237, 3.55%, 11/1/2032	14,517	13,733
Pool # WN1167, 4.17%, 10/1/2034	19,415	19,082
Pool # G20028, 7.50%, 12/1/2036	73	75
Pool # U90690, 3.50%, 6/1/2042	822	774
Pool # U90975, 4.00%, 6/1/2042	199	193
Pool # U90230, 4.50%, 9/1/2042	815	810
Pool # U90281, 4.00%, 10/1/2042	486	472
Pool # U92021, 5.00%, 9/1/2043	800	805
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # U99076, 4.50%, 12/1/2043	2,021	2,023
Pool # U99084, 4.50%, 2/1/2044	1,556	1,558
Pool # U92996, 3.50%, 6/1/2045	183	172
Pool # U93026, 3.50%, 7/1/2045	460	433
Pool # U99134, 4.00%, 1/1/2046	2,215	2,154
Pool # U93155, 3.50%, 5/1/2046	531	500
Pool # U93158, 3.50%, 6/1/2046	306	288
Pool # U93167, 3.50%, 7/1/2046	520	485
Pool # U93172, 3.50%, 7/1/2046	577	543
FHLMC UMBS, 30 Year
Pool # RA2008, 4.00%, 1/1/2050	7,410	7,107
Pool # SD8089, 2.50%, 7/1/2050	36,009	31,136
Pool # RA3605, 2.50%, 10/1/2050	65,686	56,905
Pool # QC9443, 2.50%, 10/1/2051	18,820	16,268
Pool # RA6135, 2.50%, 10/1/2051	15,653	13,555
Pool # RA6350, 3.00%, 11/1/2051	8,547	7,652
Pool # SD2968, 2.00%, 12/1/2051	13,517	11,191
Pool # RA6459, 2.50%, 12/1/2051	12,765	10,885
Pool # QD4350, 3.00%, 1/1/2052	22,335	19,962
Pool # SD8190, 3.00%, 1/1/2052	11,348	10,087
Pool # SD3952, 2.50%, 3/1/2052	24,064	20,830
Pool # SD2301, 3.50%, 3/1/2052	22,119	20,482
Pool # SD7554, 2.50%, 4/1/2052	16,726	14,497
Pool # RA7192, 3.50%, 4/1/2052	22,479	20,718
Pool # SD3015, 3.00%, 5/1/2052	33,821	30,042
Pool # RA7468, 4.00%, 6/1/2052	52,349	49,733
Pool # SD1293, 4.50%, 7/1/2052	20,485	19,940
Pool # SD1303, 4.50%, 7/1/2052	11,625	11,319
Pool # QE8091, 4.00%, 8/1/2052	29,452	27,986
Pool # SD1794, 4.50%, 8/1/2052	16,675	16,236
Pool # QF3378, 5.00%, 11/1/2052	12,312	12,306
Pool # QF3433, 5.00%, 11/1/2052	16,203	16,207
Pool # QF5369, 5.00%, 12/1/2052	16,520	16,525
Pool # RA8766, 5.00%, 3/1/2053	36,705	36,482
FNMA
Pool # 766610, ARM, 5.93%, 1/1/2034 (j)	9	9
Pool # 823660, ARM, 7.10%, 5/1/2035 (j)	38	39
Pool # 910181, ARM, 6.27%, 3/1/2037 (j)	11	11
Pool # 888304, ARM, 5.81%, 4/1/2037 (j)	1	1
Pool # 888750, ARM, 6.58%, 4/1/2037 (j)	18	18
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	93

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 948208, ARM, 7.04%, 7/1/2037 (j)	10	10
FNMA UMBS, 15 Year
Pool # 890231, 5.00%, 7/1/2025	9	9
Pool # CA4723, 3.50%, 11/1/2034	3,985	3,889
FNMA UMBS, 20 Year
Pool # MA0602, 3.50%, 12/1/2030	66	65
Pool # BM3254, 4.00%, 1/1/2038	4,519	4,448
Pool # BM3566, 4.00%, 2/1/2038	4,848	4,786
Pool # CA1234, 4.00%, 2/1/2038	1,767	1,733
Pool # CA1238, 4.00%, 2/1/2038	1,831	1,798
Pool # FS0795, 3.00%, 1/1/2042	11,398	10,534
FNMA UMBS, 30 Year
Pool # 250228, 9.00%, 4/1/2025	—	—
Pool # 328066, 8.50%, 10/1/2025	—	—
Pool # 250854, 7.50%, 3/1/2027	—	—
Pool # 251569, 7.00%, 3/1/2028	—	—
Pool # 420165, 6.50%, 4/1/2028	13	13
Pool # 455598, 5.50%, 12/1/2028	3	3
Pool # 252570, 6.50%, 7/1/2029	5	6
Pool # 517679, 6.50%, 7/1/2029	20	21
Pool # 323866, 6.50%, 8/1/2029	5	5
Pool # 995656, 7.00%, 6/1/2033	58	60
Pool # AL6168, 5.00%, 9/1/2033	2,427	2,472
Pool # 725229, 6.00%, 3/1/2034	406	420
Pool # AA0918, 5.50%, 9/1/2034	75	77
Pool # 735503, 6.00%, 4/1/2035	41	43
Pool # 745948, 6.50%, 10/1/2036	6	7
Pool # AL0379, 8.00%, 12/1/2036	355	372
Pool # 995149, 6.50%, 10/1/2038	20	21
Pool # 995504, 7.50%, 11/1/2038	28	29
Pool # AC3237, 5.00%, 10/1/2039	256	262
Pool # AC4467, 4.50%, 12/1/2039	453	453
Pool # AE1526, 4.50%, 9/1/2040	739	740
Pool # AE3095, 4.50%, 9/1/2040	453	453
Pool # AE0681, 4.50%, 12/1/2040	2,102	2,104
Pool # AL0038, 5.00%, 2/1/2041	1,943	1,989
Pool # AX5292, 5.00%, 1/1/2042	8,936	9,145
Pool # BM1065, 5.50%, 2/1/2042	3,415	3,508
Pool # AL2059, 4.00%, 6/1/2042	7,058	6,916
Pool # AB7575, 3.00%, 1/1/2043	1,611	1,477
Pool # AR6380, 3.00%, 2/1/2043	2,192	2,015
Pool # 890564, 3.00%, 6/1/2043	2,829	2,594
Pool # AT5907, 4.00%, 6/1/2043	4,006	3,926
Pool # AS0214, 3.50%, 8/1/2043	4,647	4,405
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # AL6848, 5.00%, 6/1/2044	783	801
Pool # BA2343, 4.00%, 9/1/2045	1,974	1,905
Pool # BE5080, 3.50%, 4/1/2046	5,015	4,663
Pool # BA1210, 3.50%, 5/1/2046	554	517
Pool # BA7485, 3.50%, 6/1/2046	522	487
Pool # BC2969, 3.50%, 6/1/2046	415	387
Pool # BD1371, 3.50%, 6/1/2046	172	161
Pool # BA7492, 4.00%, 6/1/2046	591	569
Pool # BC9368, 4.00%, 6/1/2046	2,372	2,271
Pool # BD1372, 4.00%, 6/1/2046	1,089	1,046
Pool # BD2956, 3.50%, 7/1/2046	4,192	3,915
Pool # BD5456, 3.50%, 8/1/2046	1,604	1,498
Pool # BM1169, 4.00%, 9/1/2046	7,427	7,278
Pool # BE0280, 3.50%, 10/1/2046	1,434	1,340
Pool # AS8335, 4.50%, 11/1/2046	3,728	3,700
Pool # FS0976, 2.50%, 3/1/2047	5,898	5,083
Pool # BM1906, 4.00%, 5/1/2047	4,644	4,520
Pool # AS9811, 5.00%, 6/1/2047	1,350	1,367
Pool # BH7565, 4.00%, 8/1/2047	8,966	8,595
Pool # BM3500, 4.00%, 9/1/2047	3,449	3,366
Pool # CA0346, 4.50%, 9/1/2047	5,021	4,974
Pool # BH6687, 4.00%, 11/1/2047	987	946
Pool # BM3044, 4.00%, 11/1/2047	3,055	2,943
Pool # BE8347, 4.00%, 12/1/2047	515	494
Pool # BJ5254, 4.00%, 12/1/2047	3,135	3,005
Pool # BM3499, 4.00%, 12/1/2047	31,479	30,174
Pool # BH6689, 4.00%, 1/1/2048	794	762
Pool # BJ7311, 4.00%, 1/1/2048	14,338	13,747
Pool # BJ8238, 4.00%, 1/1/2048	4,803	4,606
Pool # BJ8265, 4.00%, 1/1/2048	2,696	2,584
Pool # BK1008, 4.00%, 1/1/2048	1,110	1,065
Pool # BJ4617, 4.00%, 2/1/2048	3,155	3,068
Pool # BJ5772, 4.00%, 2/1/2048	3,286	3,138
Pool # BK1581, 4.00%, 2/1/2048	515	494
Pool # FM0035, 3.50%, 3/1/2048	5,440	5,075
Pool # BJ5803, 4.00%, 3/1/2048	2,505	2,392
Pool # BK1963, 4.00%, 3/1/2048	2,268	2,205
Pool # BM3665, 4.00%, 3/1/2048	12,992	12,571
Pool # BJ5789, 4.50%, 3/1/2048	882	863
Pool # BE2789, 4.00%, 4/1/2048	1,079	1,031
Pool # CA1710, 4.50%, 5/1/2048	2,577	2,543
Pool # BK5943, 5.00%, 6/1/2048	654	667
Pool # BK4130, 4.50%, 7/1/2048	84	83
Pool # BK6562, 4.50%, 7/1/2048	1,172	1,151
Pool # BK6589, 4.50%, 7/1/2048	1,171	1,148
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BN0133, 4.00%, 8/1/2048	1,645	1,577
Pool # BK9292, 5.00%, 8/1/2048	2,422	2,470
Pool # CA4662, 3.50%, 9/1/2048	5,054	4,669
Pool # BN1312, 4.00%, 9/1/2048	6,050	5,799
Pool # 890863, 5.00%, 9/1/2048	12,616	13,152
Pool # BN0234, 5.00%, 9/1/2048	1,275	1,299
Pool # MA3496, 4.50%, 10/1/2048	1,618	1,595
Pool # BN0861, 5.00%, 10/1/2048	973	993
Pool # BK9556, 4.00%, 12/1/2048	2,415	2,315
Pool # BK1176, 5.00%, 1/1/2049	1,332	1,343
Pool # BK8748, 4.50%, 5/1/2049	4,503	4,415
Pool # BO2428, 3.50%, 7/1/2049	2,922	2,723
Pool # BO0592, 4.00%, 7/1/2049	541	517
Pool # CA5702, 2.50%, 5/1/2050	22,758	19,723
Pool # BP6439, 2.50%, 7/1/2050	40,691	34,749
Pool # CA6361, 2.50%, 7/1/2050	21,786	18,999
Pool # CA6708, 2.50%, 8/1/2050	13,444	11,729
Pool # CA6989, 2.50%, 9/1/2050	25,981	22,619
Pool # FM5179, 2.00%, 12/1/2050	23,177	19,193
Pool # FM5173, 2.50%, 12/1/2050	23,577	20,506
Pool # CA8862, 2.50%, 1/1/2051	22,122	19,275
Pool # FM5778, 2.50%, 2/1/2051	24,838	21,615
Pool # BR6358, 2.00%, 3/1/2051	8,845	7,295
Pool # BR4928, 2.00%, 4/1/2051	81,640	67,243
Pool # CB0189, 3.00%, 4/1/2051	5,629	5,040
Pool # CB0458, 2.50%, 5/1/2051	31,490	27,193
Pool # CB0674, 2.50%, 5/1/2051	21,391	18,437
Pool # FM7957, 2.50%, 7/1/2051	11,765	10,208
Pool # FS3615, 2.50%, 7/1/2051	8,491	7,366
Pool # FM8336, 2.50%, 8/1/2051	19,346	16,809
Pool # CB1411, 3.00%, 8/1/2051	24,699	22,114
Pool # CB1901, 2.50%, 10/1/2051	19,387	16,896
Pool # FM9195, 2.50%, 10/1/2051	10,797	9,353
Pool # FM9198, 2.50%, 11/1/2051	11,818	10,219
Pool # CB2410, 2.50%, 12/1/2051	8,689	7,521
Pool # CB2411, 2.50%, 12/1/2051	16,006	13,849
Pool # FS4108, 4.00%, 12/1/2051	8,742	8,320
Pool # CB2637, 2.50%, 1/1/2052	26,756	23,035
Pool # FS0196, 2.50%, 1/1/2052	29,110	24,823
Pool # CB2670, 3.00%, 1/1/2052	24,867	22,095
Pool # FS8807, 3.00%, 1/1/2052	20,791	18,632
Pool # FS7409, 2.00%, 2/1/2052	44,521	37,112
Pool # BU1322, 2.50%, 2/1/2052	12,145	10,436
Pool # BV2784, 2.50%, 2/1/2052	9,025	7,742
Pool # CB2869, 2.50%, 2/1/2052	33,824	28,998
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # FS5670, 2.50%, 2/1/2052	13,241	11,471
Pool # FS5986, 2.50%, 2/1/2052	9,265	8,028
Pool # MA4548, 2.50%, 2/1/2052	90,723	77,642
Pool # FS4533, 2.50%, 3/1/2052	7,453	6,457
Pool # FS7150, 2.50%, 3/1/2052	54,080	46,667
Pool # FS0957, 3.00%, 3/1/2052	25,064	22,280
Pool # FS1954, 3.00%, 3/1/2052	25,830	23,360
Pool # FS7410, 2.00%, 4/1/2052	52,193	43,182
Pool # BV5360, 2.50%, 4/1/2052	34,170	29,334
Pool # FS5499, 2.50%, 4/1/2052	20,820	18,024
Pool # FS1538, 3.00%, 4/1/2052	67,155	60,085
Pool # FS2707, 3.50%, 4/1/2052	18,382	17,021
Pool # CB3378, 4.00%, 4/1/2052	12,395	11,776
Pool # FS1255, 4.00%, 4/1/2052	8,592	8,330
Pool # CB3608, 3.50%, 5/1/2052	84,451	77,832
Pool # FS3577, 3.00%, 7/1/2052	26,032	23,306
Pool # FS2588, 4.50%, 8/1/2052	44,693	43,518
Pool # FS3536, 4.50%, 8/1/2052	20,348	19,813
Pool # FS3829, 4.50%, 9/1/2052	5,575	5,428
Pool # CB4628, 5.00%, 9/1/2052	35,554	35,365
Pool # FS2982, 5.00%, 9/1/2052	16,187	16,110
Pool # BX0098, 5.00%, 10/1/2052	12,532	12,526
Pool # FS3457, 4.50%, 11/1/2052	26,201	25,512
Pool # FS3428, 4.00%, 12/1/2052	23,646	22,537
Pool # CB5907, 5.50%, 3/1/2053	18,390	18,624
Pool # CB6314, 5.00%, 5/1/2053	15,665	15,584
Pool # BY4714, 5.00%, 6/1/2053	49,522	49,163
Pool # BY4776, 5.00%, 7/1/2053	42,673	42,364
Pool # BY7130, 6.00%, 9/1/2053	19,717	20,149
Pool # BY9849, 6.00%, 10/1/2053	11,211	11,456
FNMA, 30 Year Pool # CA2171, 4.00%, 8/1/2048	10,218	9,793
FNMA, Other
Pool # AN1302, 2.93%, 1/1/2025	3,605	3,565
Pool # AM9942, 3.09%, 10/1/2025	10,678	10,476
Pool # AN0707, 3.13%, 2/1/2026	7,683	7,525
Pool # AN1222, 2.78%, 4/1/2026	6,795	6,612
Pool # AN1413, 2.49%, 5/1/2026	8,772	8,487
Pool # AN1503, 2.62%, 5/1/2026	4,928	4,781
Pool # AN1221, 2.81%, 5/1/2026	3,883	3,778
Pool # AN1497, 2.61%, 6/1/2026	9,826	9,521
Pool # AN2689, 2.20%, 10/1/2026	5,603	5,372
Pool # AN4000, 3.00%, 12/1/2026	2,090	2,034
Pool # AL6937, 3.80%, 12/1/2026 (j)	2,017	1,993
Pool # AN4917, 3.13%, 3/1/2027	12,536	12,199
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	95

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BL3525, 2.60%, 9/1/2027	10,482	10,015
Pool # BL0497, 3.84%, 10/1/2027	4,448	4,399
Pool # AN1449, 2.97%, 4/1/2028	5,908	5,683
Pool # AN2005, 2.73%, 7/1/2028	9,523	9,009
Pool # 387807, 3.55%, 8/1/2028	10,946	10,681
Pool # AN3685, 2.69%, 12/1/2028	14,635	13,792
Pool # AN4004, 3.27%, 12/1/2028	8,166	7,883
Pool # BL1040, 3.81%, 12/1/2028	15,532	15,287
Pool # BL0907, 3.88%, 12/1/2028	282	276
Pool # AN4154, 3.17%, 1/1/2029	16,343	15,608
Pool # AN4349, 3.35%, 1/1/2029	8,144	7,845
Pool # AN4344, 3.37%, 1/1/2029	15,323	14,852
Pool # AN1872, 2.90%, 5/1/2029	3,341	3,163
Pool # AN5677, 3.25%, 6/1/2029	8,705	8,377
Pool # BL3509, 2.66%, 8/1/2029	21,795	20,369
Pool # BL3491, 2.84%, 8/1/2029	15,435	14,528
Pool # BS6621, 3.50%, 9/1/2029	10,000	9,689
Pool # BS5424, 3.42%, 5/1/2030	12,688	12,211
Pool # 387883, 3.78%, 8/1/2030	15,890	15,494
Pool # BS5172, 2.59%, 9/1/2030	9,693	8,957
Pool # AN9293, 3.71%, 9/1/2030	24,332	23,703
Pool # BS5171, 2.51%, 10/1/2030	24,458	22,221
Pool # AN2308, 2.87%, 8/1/2031	7,557	7,016
Pool # AN2625, 2.50%, 10/1/2031	10,920	9,823
Pool # BS3695, 1.67%, 11/1/2031	24,318	20,371
Pool # BL3368, 2.84%, 11/1/2031	4,344	3,955
Pool # BM6857, 1.83%, 12/1/2031 (j)	34,863	29,741
Pool # BS4644, 1.99%, 1/1/2032	11,500	10,009
Pool # BS4654, 2.39%, 3/1/2032	7,503	6,618
Pool # BL6367, 1.82%, 4/1/2032	34,070	29,047
Pool # BL6302, 2.07%, 5/1/2032	14,715	12,531
Pool # BS5332, 3.09%, 5/1/2032	6,067	5,589
Pool # BS5452, 3.09%, 5/1/2032	23,025	21,099
Pool # BS5500, 3.13%, 5/1/2032	11,164	10,313
Pool # BS5440, 3.26%, 5/1/2032	14,265	13,296
Pool # AO7654, 3.50%, 5/1/2032	813	788
Pool # AO5230, 3.50%, 6/1/2032	487	473
Pool # AO7057, 3.50%, 6/1/2032	389	376
Pool # AO7746, 3.50%, 6/1/2032	89	86
Pool # BS5928, 3.63%, 6/1/2032	5,740	5,426
Pool # AO8038, 3.50%, 7/1/2032	809	782
Pool # AP0645, 3.50%, 7/1/2032	1,148	1,119
Pool # AP0682, 3.50%, 7/1/2032	1,049	1,021
Pool # AP1314, 3.50%, 8/1/2032	1,206	1,174
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # AQ1534, 3.50%, 10/1/2032	342	333
Pool # BS8959, 4.73%, 10/1/2032	17,812	18,224
Pool # BL8708, 1.40%, 11/1/2032	8,000	6,405
Pool # AQ1607, 3.50%, 11/1/2032	267	260
Pool # BS7320, 4.88%, 12/1/2032	7,766	7,994
Pool # 650236, 5.00%, 12/1/2032	8	8
Pool # BS7496, 4.33%, 1/1/2033	24,269	24,269
Pool # BS7484, 4.56%, 1/1/2033	48,195	48,442
Pool # BS7843, 3.90%, 2/1/2033	18,570	17,967
Pool # BS7675, 4.42%, 2/1/2033	12,732	12,776
Pool # AR7961, 3.50%, 3/1/2033	306	297
Pool # BS1636, 2.25%, 4/1/2033	42,227	36,171
Pool # BS7740, 4.11%, 4/1/2033	31,064	30,465
Pool # BS8141, 4.48%, 4/1/2033	14,803	14,913
Pool # BS8546, 4.37%, 5/1/2033	16,163	16,185
Pool # BS9007, 4.32%, 7/1/2033	17,052	17,025
Pool # BS9089, 4.51%, 7/1/2033	14,561	14,683
Pool # BL3453, 3.16%, 8/1/2033	14,260	12,952
Pool # BS9146, 4.35%, 8/1/2033	31,048	31,027
Pool # BS9305, 4.39%, 8/1/2033	11,534	11,544
Pool # BS3020, 1.96%, 9/1/2033	8,251	6,757
Pool # BS9471, 4.45%, 10/1/2033	10,000	10,035
Pool # BS9182, 4.52%, 10/1/2033	13,955	14,078
Pool # BS4824, 2.50%, 2/1/2034	24,628	21,052
Pool # BZ0430, 4.32%, 2/1/2034	23,000	22,870
Pool # BZ0420, 4.60%, 2/1/2034	50,000	50,737
Pool # BZ0401, 4.52%, 3/1/2034	10,500	10,588
Pool # BS5184, 2.67%, 4/1/2034	19,415	16,898
Pool # BS5271, 2.98%, 4/1/2034	1,440	1,303
Pool # BS6427, 3.75%, 9/1/2034	12,918	12,234
Pool # 886320, 6.50%, 7/1/2036	13	13
Pool # BS2829, 2.14%, 8/1/2036	12,046	9,748
Pool # AO6757, 4.00%, 6/1/2042	1,320	1,299
Pool # MA1125, 4.00%, 7/1/2042	865	839
Pool # MA1213, 3.50%, 10/1/2042	3,977	3,739
Pool # MA1283, 3.50%, 12/1/2042	617	581
Pool # MA1328, 3.50%, 1/1/2043	2,119	1,993
Pool # MA1404, 3.50%, 4/1/2043	1,133	1,065
Pool # MA1462, 3.50%, 6/1/2043	577	548
Pool # MA1463, 3.50%, 6/1/2043	1,604	1,508
Pool # MA1510, 4.00%, 7/1/2043	1,254	1,217
Pool # MA1546, 3.50%, 8/1/2043	2,563	2,410
Pool # AU8840, 4.50%, 11/1/2043	785	779
Pool # AV2613, 4.50%, 11/1/2043	1,595	1,583
Pool # MA1711, 4.50%, 12/1/2043	1,203	1,194
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AL6167, 3.50%, 1/1/2044	8,908	8,376
Pool # MA2346, 3.50%, 6/1/2045	240	225
Pool # MA2462, 4.00%, 11/1/2045	2,093	2,032
Pool # MA2482, 4.00%, 12/1/2045	2,127	2,065
Pool # MA2519, 4.00%, 1/1/2046	2,206	2,142
Pool # BC0784, 3.50%, 4/1/2046	152	143
Pool # MA2593, 4.00%, 4/1/2046	5,094	4,946
Pool # MA2631, 4.00%, 5/1/2046	5,608	5,424
Pool # MA2658, 3.50%, 6/1/2046	1,979	1,861
Pool # MA2690, 3.50%, 7/1/2046	4,006	3,767
Pool # BF0533, 2.50%, 11/1/2050	17,632	15,188
Pool # BF0090, 3.50%, 5/1/2056	19,175	17,635
Pool # BF0131, 3.50%, 8/1/2056	25,995	23,861
Pool # BM6734, 4.00%, 8/1/2059	10,914	10,407
Pool # BF0440, 3.00%, 1/1/2060	29,638	26,084
Pool # BM7075, 3.00%, 3/1/2061	11,327	9,933
Pool # BF0584, 4.50%, 12/1/2061	7,508	7,334
Pool # BF0617, 2.50%, 3/1/2062	35,677	29,321
Pool # BF0674, 2.50%, 4/1/2062	32,638	26,813
Pool # BF0759, 2.50%, 5/1/2062	49,202	40,422
Pool # BF0673, 2.50%, 6/1/2062	18,288	15,024
Pool # BF0654, 3.00%, 6/1/2062	21,673	18,784
Pool # BF0655, 3.50%, 6/1/2062	16,928	15,326
Pool # BF0677, 4.00%, 9/1/2062	46,738	43,814
Pool # BF0694, 2.50%, 12/1/2062	27,617	23,436
Pool # BF0700, 2.50%, 12/1/2062	22,590	18,653
Pool # BF0732, 2.50%, 6/1/2063	14,975	12,659
Pool # BF0733, 3.00%, 6/1/2063	57,310	50,019
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 9/25/2054 (k)	557,720	475,555
TBA, 3.00%, 9/25/2054 (k)	53,290	47,271
TBA, 4.50%, 9/25/2054 (k)	10,790	10,496
GNMA I, 30 Year
Pool # 780481, 7.00%, 12/15/2026	—	—
Pool # 460982, 7.00%, 11/15/2027	—	—
Pool # 460759, 6.50%, 2/15/2028	10	10
Pool # 781118, 6.50%, 10/15/2029	10	11
Pool # 783867, 6.00%, 8/15/2036	1,370	1,429
Pool # AS4934, 4.50%, 5/15/2046	562	559
Pool # AT7538, 4.00%, 7/15/2046	3,378	3,265
Pool # AT7652, 4.00%, 8/15/2046	2,050	1,981
Pool # BM1819, 5.00%, 4/15/2049	2,551	2,620
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GNMA II
Pool # CK2783, ARM, 6.81%, 2/20/2072 (j)	35,031	36,326
Pool # CL4592, ARM, 6.67%, 3/20/2072 (j)	19,136	19,720
Pool # CK2802, ARM, 6.77%, 3/20/2072 (j)	18,035	18,689
Pool # CK2795, ARM, 6.80%, 3/20/2072 (j)	43,548	45,151
Pool # CM9934, ARM, 6.83%, 3/20/2072 (j)	13,499	13,992
Pool # CM9946, ARM, 6.83%, 3/20/2072 (j)	11,717	12,157
Pool # CK2792, ARM, 6.84%, 3/20/2072 (j)	28,043	29,174
Pool # CL8122, ARM, 6.88%, 3/20/2072 (j)	32,075	33,383
Pool # CK2804, ARM, 6.77%, 4/20/2072 (j)	32,553	33,737
Pool # BL8377, ARM, 6.86%, 4/20/2072 (j)	19,300	20,099
GNMA II, 30 Year
Pool # 2056, 7.50%, 8/20/2025	—	—
Pool # 2270, 8.00%, 8/20/2026	—	—
Pool # 2285, 8.00%, 9/20/2026	4	4
Pool # 2379, 8.00%, 2/20/2027	—	—
Pool # 2397, 8.00%, 3/20/2027	—	—
Pool # 2445, 8.00%, 6/20/2027	2	2
Pool # 2457, 7.50%, 7/20/2027	7	7
Pool # 2538, 8.00%, 1/20/2028	1	1
Pool # 2619, 8.00%, 7/20/2028	1	1
Pool # 2714, 6.50%, 2/20/2029	1	1
Pool # 4901, 8.00%, 9/20/2031	122	128
Pool # 5020, 7.50%, 5/20/2032	72	75
Pool # 738210, 7.00%, 6/20/2032	117	119
Pool # 738062, 6.00%, 11/20/2032	141	146
Pool # 738059, 6.00%, 10/20/2033	95	97
Pool # 738049, 6.00%, 3/20/2035	99	103
Pool # 737987, 6.00%, 4/20/2036	15	15
Pool # 737975, 6.00%, 9/20/2036	9	9
Pool # 5034, 7.00%, 8/20/2038	26	26
Pool # 4245, 6.00%, 9/20/2038	40	43
Pool # 4930, 7.00%, 10/20/2038	150	156
Pool # 4964, 7.00%, 12/20/2038	20	21
Pool # 4872, 7.00%, 1/20/2039	157	161
Pool # 5072, 6.50%, 10/20/2039	44	46
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	97

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 5218, 6.50%, 10/20/2039	89	93
Pool # AS8103, 3.50%, 6/20/2046	1,185	1,114
Pool # AS8104, 3.75%, 6/20/2046	1,060	1,008
Pool # AS8105, 4.00%, 6/20/2046	906	870
Pool # AS8106, 3.50%, 7/20/2046	1,555	1,461
Pool # AS8107, 3.75%, 7/20/2046	2,140	2,037
Pool # AY0571, 4.50%, 11/20/2047	3,268	3,207
Pool # BB8791, 4.00%, 12/20/2047	3,346	3,197
Pool # BD6195, 4.00%, 1/20/2048	3,287	3,141
Pool # BE9507, 4.50%, 3/20/2048	1,645	1,630
Pool # BG2382, 4.50%, 3/20/2048	1,234	1,214
Pool # BA7568, 4.50%, 4/20/2048	4,041	3,985
Pool # BD0512, 5.00%, 4/20/2048	1,824	1,820
Pool # BD0532, 5.00%, 6/20/2048	2,828	2,822
Pool # BG3833, 4.50%, 7/20/2048	6,540	6,451
Pool # BD0549, 5.00%, 8/20/2048	2,523	2,493
Pool # BH9109, 4.50%, 10/20/2048	3,840	3,770
Pool # BJ7085, 5.00%, 12/20/2048	2,465	2,515
Pool # BK7188, 4.50%, 2/20/2049	2,276	2,255
Pool # BK7189, 5.00%, 2/20/2049	2,675	2,710
Pool # BN2622, 4.00%, 6/20/2049	6,881	6,683
Pool # BM9677, 4.50%, 6/20/2049	4,782	4,768
Pool # BM9683, 5.00%, 6/20/2049	4,109	4,177
Pool # BJ1310, 4.50%, 7/20/2049	4,321	4,358
Pool # BO2717, 4.50%, 7/20/2049	5,237	5,309
Pool # BO3146, 4.50%, 7/20/2049	2,722	2,707
Pool # BO3147, 4.50%, 7/20/2049	3,024	2,976
Pool # BO3157, 4.50%, 7/20/2049	2,625	2,616
Pool # BO3158, 4.50%, 7/20/2049	1,691	1,682
Pool # BO3159, 4.50%, 7/20/2049	656	642
Pool # BM9690, 5.00%, 7/20/2049	1,115	1,135
Pool # BM9701, 4.50%, 8/20/2049	8,990	8,802
Pool # MA7534, 2.50%, 8/20/2051	30,367	26,541
Pool # CH2866, 3.50%, 10/20/2051	14,500	13,730
Pool # CH2907, 3.50%, 10/20/2051	9,269	8,775
Pool # CH2908, 3.50%, 10/20/2051	3,512	3,296
Pool # CH2964, 3.50%, 10/20/2051	8,263	7,865
Pool # CJ3728, 3.50%, 11/20/2051	993	932
Pool # 786362, 3.00%, 2/20/2052	10,538	9,301
Pool # CL5064, 3.50%, 3/20/2052	13,521	12,585
Pool # CM2176, 3.50%, 3/20/2052	5,113	4,852
Pool # CL5137, 4.00%, 4/20/2052	8,772	8,425
Pool # MA8200, 4.00%, 8/20/2052	25,353	24,230
Pool # CS4391, 5.50%, 7/20/2053	19,083	19,251
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GNMA II, Single Family, 30 Year
TBA, 5.00%, 9/15/2054 (k)	260,500	260,027
TBA, 5.50%, 9/15/2054 (k)	154,000	155,010
Total Mortgage-Backed Securities (Cost $5,339,256)		5,282,162
Asset-Backed Securities — 14.3%
ACC, 0.00%, 6/15/2026 ‡	24,815	620
ACC Trust
Series 2022-1, Class C, 3.24%, 10/20/2025 (a)	10,071	4,185
Series 2021-1, Class D, 5.25%, 3/22/2027 (a)	5,395	3,604
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 (a)	855	848
Accelerated LLC Series 2021-1H, Class D, 3.58%, 10/20/2040 (a)	3,307	2,884
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class B, 6.86%, 12/18/2037 (a) (j)	1,570	1,527
Series 2021-FL4, Class C, 7.21%, 12/18/2037 (a) (j)	8,737	8,472
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	2,974	2,932
Series 2017-1, Class B, 3.70%, 1/15/2026 (a)	1,603	1,547
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	2,417	2,333
Series 2015-2, Class AA, 3.75%, 12/15/2027 (a)	656	630
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	6,331	5,866
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	808	750
American Airlines Pass-Through Trust
Series 2015-2, Class A, 4.00%, 9/22/2027	1,809	1,718
Series 2016-2, Class AA, 3.20%, 6/15/2028	633	595
Series 2016-3, Class AA, 3.00%, 10/15/2028	852	795
American Credit Acceptance Receivables Trust
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	11,200	11,157
Series 2023-4, Class C, 6.99%, 9/12/2030 (a)	11,448	11,751
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
American Homes 4 Rent Trust
Series 2014-SFR3, Class D, 5.04%, 12/17/2036 (a)	4,854	4,835
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (a)	17,226	17,211
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (a)	1,250	1,245
Series 2015-SFR2, Class D, 5.04%, 10/17/2052 (a)	2,250	2,232
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 (a)	18,085	18,131
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	29,122	28,585
Series 2020-SFR1, Class H, 5.30%, 4/17/2037 (a)	5,824	5,719
Series 2020-SFR2, Class G, 4.00%, 7/17/2037 (a)	5,339	5,207
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 (a)	15,566	15,320
Series 2020-SFR2, Class H, 5.25%, 7/17/2037 (a)	19,169	18,687
Series 2020-SFR3, Class F, 3.55%, 9/17/2037 (a)	11,823	11,469
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (a)	22,327	21,406
Series 2020-SFR4, Class F, 2.86%, 11/17/2037 (a)	19,415	18,658
Series 2020-SFR5, Class H, 5.00%, 11/17/2037 (a)	2,365	2,286
Series 2021-SFR2, Class F1, 3.28%, 8/17/2038 (a)	12,620	11,850
Series 2021-SFR3, Class E2, 2.43%, 10/17/2038 (a)	5,936	5,486
Series 2019-SFR1, Class F, 3.87%, 1/19/2039 (a)	19,114	18,244
Series 2019-SFR1, Class G, 4.86%, 1/19/2039 (a)	7,645	7,339
Series 2019-SFR1, Class H, 6.04%, 1/19/2039 (a)	7,645	7,461
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (a)	12,377	11,697
Series 2023-SFR1, Class F, 4.00%, 4/17/2040 (a)	22,105	19,866
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (a)	20,175	19,091
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Aqua Finance Trust
Series 2019-A, Class B, 3.47%, 7/16/2040 (a)	11,534	11,052
Series 2019-A, Class D, 6.07%, 7/16/2040 (a)	3,126	2,960
Series 2020-AA, Class C, 3.97%, 7/17/2046 (a)	4,126	3,889
Series 2020-AA, Class D, 7.15%, 7/17/2046 (a)	4,840	4,708
AREIT Trust
Series 2021-CRE5, Class C, 7.71%, 11/17/2038 ‡ (a) (j)	4,854	4,691
Series 2021-CRE5, Class D, 8.11%, 11/17/2038 ‡ (a) (j)	8,737	8,328
BankBoston Home Equity Loan Trust Series 1998-1, Class A6, 6.35%, 7/25/2028	—	—
Bastion Funding I LLC
Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (a)	17,509	17,563
Series 2023-1A, Class C, 11.74%, 4/25/2038 ‡ (a)	5,266	5,279
Bastion Funding LLC Series 2023-1A, Class B, 8.06%, 4/25/2038 ‡ (a)	9,236	9,254
Bayview Opportunity Master Fund VII Trust Series 2024-SN1, Class E, 8.00%, 10/15/2029 (a)	8,000	8,191
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 6.57%, 6/25/2043 (j)	92	89
BG Beta Ltd. (Cayman Islands)
7.12%, 7/16/2054 ‡	24,500	24,500
7.12%, 7/16/2054 ‡	31,000	31,000
Bridge Trust Series 2024-SFR1, Class E2, 5.50%, 8/17/2040 ‡ (a)	4,900	4,524
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D, 6.03%, 11/15/2029	10,000	10,196
Series 2024-2, Class D, 6.30%, 2/15/2030	6,000	6,169
British Airways Pass-Through Trust (United Kingdom)
Series 2019-1, Class A, 3.35%, 6/15/2029 (a)	848	794
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	462	442
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	99

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	1,386	1,302
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	444	409
Business Jet Securities LLC
Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	3,927	3,926
Series 2021-1A, Class C, 5.07%, 4/15/2036 (a)	2,550	2,549
Series 2022-1A, Class C, 6.41%, 6/15/2037 (a)	11,784	11,539
BXG Receivables Note Trust
Series 2018-A, Class C, 4.44%, 2/2/2034 (a)	776	764
Series 2023-A, Class C, 7.38%, 11/15/2038 (a)	23,314	23,521
Caerus Uinta Abs LLC Series 2023-1A, Class A2, 7.85%, 4/28/2040 (a)	20,395	20,950
Camden, 8.50%, 9/15/2031 ‡	19,747	19,081
CarNow Auto Receivables Trust Series 2022-1A, Class E, 8.29%, 8/15/2028 (a)	11,649	10,041
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	5,527	5,117
CARS-DB4 LP
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (a)	4,537	4,080
Series 2020-1A, Class B2, 4.52%, 2/15/2050 (a)	8,698	8,231
Series 2020-1A, Class B3, 4.95%, 2/15/2050 (a)	9,698	8,624
Carvana Auto Receivables Trust
Series 2019-4A, Class E, 4.70%, 10/15/2026 (a)	1,875	1,871
Series 2022-N1, Class E, 6.01%, 12/11/2028 (a)	10,286	9,893
Series 2023-N4, Class D, 7.22%, 2/11/2030 (a)	7,860	8,207
Cascade MH Asset Trust
Series 2019-MH1, Class B, 5.00%, 11/25/2044 ‡ (a) (j)	16,503	15,130
Series 2021-MH1, Class B1, 4.57%, 2/25/2046 (a)	2,500	2,126
Series 2021-MH1, Class B2, 5.57%, 2/25/2046 (a)	2,550	2,244
Series 2022-MH1, Class M, 4.25%, 8/25/2054 ‡ (a) (i)	14,308	11,452
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Centex Home Equity Loan Trust Series 2001-B, Class A6, 6.36%, 7/25/2032	11	11
CFIN Issuer LLC
Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 ‡ (a)	5,657	5,552
Series 2022-RTL1, Class AB, 5.00%, 2/16/2026 ‡ (a)	5,827	5,713
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	1,372	1,485
COOF Securitization Trust Ltd. Series 2014-1, Class A, 2.79%, 6/25/2040 (a) (j)	1,413	99
CoreVest American Finance Trust
Series 2020-2, Class A, 3.38%, 5/15/2052 (a)	1,460	1,436
Series 2020-2, Class B, 4.24%, 5/15/2052 (a) (j)	8,101	7,933
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class C, 1.63%, 9/16/2030 (a)	8,323	8,264
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	9,708	10,033
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	33,457	34,928
Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	10,000	10,202
Series 2023-2A, Class C, 7.15%, 9/15/2033 (a)	21,842	22,593
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	26,700	27,991
Series 2023-5A, Class B, 6.71%, 2/15/2034 (a)	17,250	17,801
7.68%, 4/17/2034 ‡	38,893	38,990
Series 2024-2A, Class C, 6.70%, 10/16/2034 (a)	42,168	43,384
Crown Castle Towers LLC, 3.66%, 5/15/2025 (a)	2,723	2,692
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 6.14%, 3/25/2034 (j)	22	23
Series 2004-1, Class M2, 6.22%, 3/25/2034 (j)	9	9
Series 2004-1, Class 3A, 5.95%, 4/25/2034 (j)	288	281
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 6.29%, 10/25/2034 (j)	109	110
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	18,735	17,667
Delta Air Lines Pass-Through Trust
Series 2015-1, Class AA, 3.63%, 7/30/2027	2,513	2,417
Series 2020-1, Class AA, 2.00%, 6/10/2028	3,997	3,716
Diamond Resorts Owner Trust Series 2021-1A, Class D, 3.83%, 11/21/2033 (a)	2,671	2,564
Diversified Abs Phase LLC Series VI, Class A, 7.50%, 11/28/2039 ‡	15,599	15,527
Diversified ABS Phase LLC Series 2024-1A, Class A2, 7.67%, 5/30/2044 ‡ (a)	20,526	20,442
DLLAA LLC Series 2023-1A, Class A3, 5.64%, 2/22/2028 (a)	11,480	11,695
DP Lion Holdco LLC
Series 2023-1A, Class A, 8.24%, 11/30/2043 ‡	5,560	5,708
Series 2023-1A, Class B, 12.73%, 11/30/2043 ‡	6,939	7,130
DT Auto Owner Trust
Series 2020-3A, Class D, 1.84%, 6/15/2026 (a)	5,510	5,445
Series 2021-3A, Class E, 2.65%, 9/15/2028 (a)	1,475	1,416
E3 (Cayman Islands) Series 2019-1, Class A, 3.10%, 9/20/2055 ‡ (a)	4,386	3,856
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class C, 3.45%, 1/25/2034 (a)	849	821
Series 2021-A, Class D, 3.32%, 8/27/2035 (a)	1,426	1,317
Energy Assets, 8.11%, 8/25/2044 ‡	9,800	9,800
Exeter Automobile Receivables Trust
Series 2021-4A, Class E, 4.02%, 1/17/2028 (a)	9,500	9,178
Series 2022-2A, Class E, 6.34%, 10/15/2029 (a)	33,750	33,482
Series 2022-3A, Class E, 9.09%, 1/15/2030 (a)	34,500	36,045
Series 2023-5A, Class D, 7.13%, 2/15/2030	20,049	20,998
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	12,000	12,246
Series 2023-2A, Class E, 9.75%, 11/15/2030 (a)	6,137	6,596
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2023-3A, Class E, 9.98%, 1/15/2031 (a)	10,500	11,374
Series 2023-4A, Class E, 9.57%, 2/18/2031 (a)	11,565	12,391
FirstKey Homes Trust
Series 2020-SFR1, Class H, PO, 8/17/2037 ‡ (a)	7,000	6,501
Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (a)	3,699	3,604
Series 2020-SFR2, Class F1, 3.02%, 10/19/2037 (a)	21,192	20,480
Series 2020-SFR2, Class F2, 3.12%, 10/19/2037 (a)	18,930	18,227
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 (a)	9,708	9,090
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 (a)	19,967	18,670
Series 2021-SFR1, Class F2, 3.45%, 8/17/2038 (a)	4,000	3,738
Series 2021-SFR1, Class F3, 3.69%, 8/17/2038 (a)	4,000	3,731
Series 2022-SFR2, Class E2, 4.50%, 7/17/2039 (a)	16,525	15,599
Flagship Credit Auto Trust
Series 2019-2, Class E, 4.52%, 12/15/2026 (a)	4,696	4,682
Series 2023-2, Class C, 5.81%, 5/15/2029 (a)	6,006	6,101
Series 2022-3, Class E, 7.95%, 10/15/2029 (a)	1,500	1,356
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (j)	14,562	13,881
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (a) (j)	7,766	6,967
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (a) (j)	21,942	19,667
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (j)	40,000	39,903
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (a)	9,707	9,623
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	22,424	21,684
Series 2022-GT2, Class A, 7.90%, 7/25/2027 (a)	12,377	12,649
Series 2022-GT2, Class B, 10.07%, 7/25/2027 (a)	22,327	22,727
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	101

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Foundation Finance Trust
Series 2020-1A, Class B, 4.62%, 7/16/2040 (a)	1,700	1,673
Series 2020-1A, Class C, 5.75%, 7/16/2040 (a)	4,514	4,360
Foursight Capital Automobile Receivables Trust Series 2021-2, Class D, 1.92%, 9/15/2027 (a)	850	833
FRTKL Series 2021-SFR1, Class F, 3.17%, 9/17/2038 (a)	4,272	3,916
FTE, 8.00%, 8/15/2025 ‡	5,446	4,357
FW Energy Asset Issuer LLC, 7.15%, 8/25/2044 ‡	31,600	31,600
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class A6, 6.70%, 4/25/2029 (j)	92	92
GLS Auto Receivables Issuer Trust
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	20,556	20,200
Series 2023-2A, Class C, 5.69%, 3/15/2029 (a)	11,317	11,346
Series 2022-1A, Class E, 5.64%, 5/15/2029 (a)	14,000	13,642
Series 2023-4A, Class D, 7.18%, 8/15/2029 (a)	18,943	19,867
Series 2023-3A, Class E, 9.27%, 8/15/2030 (a)	4,900	5,204
GLS Auto Select Receivables Trust Series 2023-1A, Class B, 6.09%, 3/15/2029 (a)	5,825	5,999
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053 ‡ (a) (j)	3,783	3,506
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (a)	21,137	21,102
Goodgreen Ltd. Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (a)	24,052	24,177
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (a)	675	630
Series 2016-1A, Class B, 5.24%, 10/15/2052 ‡ (a)	500	474
Series 2017-2A, Class A, 3.26%, 10/15/2053 ‡ (a)	4,366	4,026
Granite Park Equipment Leasing LLC Series 2023-1A, Class E, 7.00%, 6/20/2035 (a)	9,428	8,854
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Granite Park FX Notes Issuer LLC
Series 2024-1A, Class A, 6.82%, 1/15/2031 ‡	14,977	15,384
Series 2024-1A, Class B, 8.27%, 1/15/2031 ‡	6,646	6,821
GTP Acquisition Partners I LLC, 3.48%, 6/16/2025 (a)	3,518	3,475
Harvest SBA Loan Trust Series 2021-1, Class A, 7.39%, 4/25/2048 (a) (j)	418	417
HERO Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 ‡ (a)	1,926	1,732
Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (a)	1,586	1,460
HERO Funding II (Cayman Islands) Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	320	319
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 ‡ (a)	2,060	1,906
HERO Funding Trust
Series 2015-3A, Class A, 4.28%, 9/20/2041 ‡ (a)	1,126	1,091
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (a)	504	464
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (a)	1,728	1,631
Series 2017-2A, Class A2, 4.07%, 9/20/2048 ‡ (a)	1,834	1,706
Hertz Vehicle Financing LLC Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	12,360	12,603
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class D, 9.10%, 4/20/2037 (a) (j)	10,652	10,424
Hilton Grand Vacations Trust
Series 2022-1D, Class D, 6.79%, 6/20/2034 (a)	2,722	2,655
Series 2022-2A, Class D, 8.73%, 1/25/2037 (a)	3,297	3,346
Series 2020-AA, Class C, 6.42%, 2/25/2039 (a)	2,298	2,313
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	8,625	8,362
Series 2022-A, Class E, 8.00%, 5/15/2041 (a)	1,374	1,341
Series 2024-A, Class D, 7.00%, 3/15/2043 (a)	4,892	4,825
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Home Partners of America Trust
Series 2021-2, Class F, 3.80%, 12/17/2026 (a)	7,208	6,699
Series 2019-2, Class E, 3.32%, 10/19/2039 (a)	8,957	8,454
Series 2021-3, Class E2, 3.35%, 1/17/2041 (a)	13,051	11,555
HPA Frn, 3.95%, 4/15/2026 ‡	19,256	18,871
Jonah, 7.80%, 11/10/2037 ‡ (a)	18,680	18,559
Jonah Energy Abs LLC Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (a)	13,615	13,730
KGS-Alpha SBA COOF Trust
Series 2012-4, Class A, IO, 0.96%, 9/25/2037 (a) (j)	1,760	30
Series 2012-2, Class A, IO, 0.88%, 8/25/2038 (a) (j)	1,691	30
Series 2013-2, Class A, IO, 1.64%, 3/25/2039 (a) (j)	1,556	49
Lendbuzz Securitization Trust Series 2024-1A, Class A2, 6.19%, 8/15/2029 (a)	7,536	7,596
Lendingpoint Asset Securitization Trust
Series 2021-A, Class C, 2.75%, 12/15/2028 (a)	1,726	1,714
Series 2021-B, Class C, 3.21%, 2/15/2029 (a)	5,281	4,975
Series 2022-B, Class C, 8.45%, 10/15/2029 (a)	9,627	3,363
LendingPoint Asset Securitization Trust
Series 2020-REV1, Class C, 7.70%, 10/15/2028 (a)	6,417	6,254
Series 2020-REV1, Class D, 10.00%, 10/15/2028 ‡ (a)	7,000	2,937
Lendingpoint SPE Trust
Series 2020-VFN1, Class A1B, 9.70%, 12/15/2026 ‡ (a) (j)	2,065	2,028
Series 2020-VFN1, Class A2B1, 9.70%, 12/15/2026 ‡ (a) (j)	319	313
Lendmark Funding Trust
Series 2021-1A, Class D, 5.05%, 11/20/2031 (a)	13,000	11,833
Series 2021-2A, Class D, 4.46%, 4/20/2032 (a)	14,200	12,588
Series 2022-1A, Class E, 7.58%, 7/20/2032 ‡ (a)	27,785	27,570
LFT CRE Ltd.
Series 2021-FL1, Class D, 7.90%, 6/15/2039 (a) (j)	13,821	13,243
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-FL1, Class E, 8.40%, 6/15/2039 (a) (j)	12,135	11,457
LL ABS Trust Series 2022-1A, Class D, 7.83%, 11/15/2029 (a)	4,890	4,812
LP LMS Asset Securitization Trust
8.35%, 10/15/2028 ‡	6,931	6,782
Series 2021-2A, Class C, 3.85%, 1/15/2029 (a)	14,000	13,672
Mariner Finance Issuance Trust
Series 2019-AA, Class D, 5.44%, 7/20/2032 (a)	2,624	2,618
Series 2023-AA, Class E, 11.12%, 10/22/2035 (a)	16,200	16,683
Series 2021-AA, Class E, 5.40%, 3/20/2036 (a)	7,600	7,053
Series 2024-AA, Class E, 9.02%, 9/22/2036 (a)	10,516	10,678
Series 2021-BA, Class E, 4.68%, 11/20/2036 (a)	8,500	7,512
Series 2022-AA, Class D, 9.10%, 10/20/2037 (a)	11,215	11,547
Series 2022-AA, Class E, 10.98%, 10/20/2037 ‡ (a)	22,167	22,832
Marlette Funding Trust Series 2023-2A, Class C, 6.96%, 6/15/2033 (a)	6,432	6,569
Mercury Financial Credit Card Master Trust
Series 2023-1A, Class A, 8.04%, 9/20/2027 (a)	15,370	15,454
Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	29,950	30,367
Mid-State Capital Corp. Trust
Series 2005-1, Class A, 5.75%, 1/15/2040	28	28
Series 2005-1, Class M1, 6.11%, 1/15/2040	652	650
Series 2006-1, Class A, 5.79%, 10/15/2040 (a)	591	592
Series 2006-1, Class M1, 6.08%, 10/15/2040 (a)	717	718
Series 2006-1, Class M2, 6.74%, 10/15/2040 (a)	295	299
MNR ABS Issuer I LLC
8.95%, 12/15/2038 ‡	6,965	7,173
12.44%, 12/15/2038 ‡	22,354	22,886
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 7.64%, 3/25/2033 (j)	59	57
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	103

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
MVW LLC
Series 2022-1A, Class D, 7.35%, 11/21/2039 (a)	5,214	5,134
Series 2023-1A, Class D, 8.83%, 10/20/2040 (a)	6,963	7,099
Series 2023-2A, Class D, 9.33%, 11/20/2040 (a)	6,206	6,418
Series 2022-2A, Class D, 9.00%, 10/21/2041 (a)	9,899	10,006
MVW Owner Trust
Series 2019-1A, Class B, 3.00%, 11/20/2036 (a)	2,367	2,321
Series 2019-1A, Class C, 3.33%, 11/20/2036 (a)	999	977
New Century Home Equity Loan Trust
Series 2003-5, Class AI6, 6.00%, 11/25/2033 (i)	183	178
Series 2005-1, Class M1, 6.07%, 3/25/2035 (j)	36	37
Nissan Auto Lease Trust Series 2023-B, Class A4, 5.61%, 11/15/2027	8,975	9,053
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	4,393	4,282
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	6,894	6,514
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	4,082	3,991
Octane Receivables Trust
Series 2020-1A, Class D, 5.45%, 3/20/2028 (a)	6,217	6,213
Series 2023-3A, Class D, 7.58%, 9/20/2029 (a)	4,640	4,901
Series 2022-1A, Class E, 7.33%, 12/20/2029 (a)	2,000	1,966
Series 2024-1A, Class C, 5.82%, 5/20/2030 (a)	3,500	3,559
OL SP LLC
Series 2018, Class C, 4.25%, 5/15/2025 ‡	156	156
Series 2018, Class A, 4.16%, 2/9/2030 ‡	575	574
Series 2018, Class B, 4.61%, 2/9/2030 ‡	180	179
Oportun Issuance Trust
Series 2022-2, Class C, 9.36%, 10/9/2029 (a)	6,789	6,821
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2022-3, Class C, 10.15%, 1/8/2030 (a)	7,572	7,727
Series 2024-1A, Class A, 6.33%, 4/8/2031 (a)	6,287	6,299
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	5,039	4,885
Series 2021-B, Class C, 3.65%, 5/8/2031 (a)	7,567	7,377
Series 2022-A, Class A, 5.05%, 6/9/2031 (a)	9,659	9,613
Series 2022-A, Class C, 7.40%, 6/9/2031 (a)	5,340	5,400
P Opportunitie frn, 21.76%, 8/20/2025 ‡ (a)	8,194	2,458
P2 Series 2021 A1, 3.00%, 12/20/2031 ‡ (a)	35,000	34,783
Pagaya AI Technology in Housing Trust
Series 2022-1, Class E2, 4.25%, 8/25/2025 (a)	10,000	9,640
Series 2023-1, Class E1, 3.60%, 10/25/2040 (a)	26,822	23,749
Pendoor Proper, 0.00%, 2/15/2025 ‡ (a)	31,800	30,926
PMC PLS ESR Issuer LLC Series 2022-PLS1, Class A, 5.11%, 2/25/2027 (a) (i)	7,724	7,622
Post Road Equipment Finance LLC Series 2024-1A, Class E, 8.50%, 12/15/2031 (a)	3,250	3,193
PRET LLC Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (i)	6,223	6,227
Pretium Mortgage Credit Partners I LLC Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (a) (i)	7,250	7,310
Progress Residential
Series 2021-SFR3, Class E2, 2.69%, 5/17/2026 (a)	9,348	8,771
Series 2021-SFR1, Class F, 2.76%, 4/17/2038 (a)	11,649	10,905
Progress Residential Trust
Series 2022-SFR2, Class E2, 4.80%, 4/17/2027 (a)	21,356	20,386
Series 2021-SFR2, Class E2, 2.65%, 4/19/2038 (a)	14,707	13,929
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	23,973	22,496
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (a)	19,522	19,164
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-SFR3, Class F, 6.60%, 4/17/2039 (a)	11,918	11,704
Series 2022-SFR1, Class E1, 3.93%, 2/17/2041 (a)	12,578	11,673
Series 2022-SFR1, Class F, 4.88%, 2/17/2041 (a)	14,250	13,058
Series 2024-SFR4, Class E1, 3.32%, 7/17/2041 (a) (j)	13,000	11,466
Raisa Funding I LLC, 11.71%, 6/15/2038 ‡	7,857	7,906
RCO VI Mortgage LLC Series 2022-1, Class A1, 3.00%, 1/25/2027 (a) (i)	8,684	8,535
Regional Management Issuance Trust
Series 2020-1, Class D, 6.77%, 10/15/2030 (a)	1,000	993
Series 2021-1, Class D, 5.07%, 3/17/2031 (a)	2,100	1,998
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (a)	852	800
Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	497	491
Series 2017-2A, Class A, 3.22%, 9/22/2053 ‡ (a)	9,200	8,420
Series 2023-1A, Class A, 5.90%, 11/20/2058 ‡ (a)	10,399	10,385
River Rock SFR Frn, 9.25%, 10/15/2024 ‡ (a)	3,873	3,796
RSFR Series 2020-1, Class PT, 7.21%, 2/17/2025 ‡ (a) (i)	27,908	27,244
RT Fin LLC, 11.71%, 10/15/2043 ‡	12,767	12,926
Santander Drive Auto Receivables Trust
Series 2024-4, Class C, 4.95%, 4/15/2030	7,500	7,509
Series 2023-2, Class C, 5.47%, 12/16/2030	24,560	24,936
Series 2022-5, Class D, 5.67%, 12/16/2030	45,600	45,811
Series 2022-6, Class D, 5.69%, 2/18/2031	27,300	27,614
Series 2024-2, Class D, 6.28%, 8/15/2031	7,941	8,237
Santander Revolving Auto Loan Trust
Series 2019-A, Class A, 2.51%, 1/26/2032 (a)	31,758	31,512
Series 2019-A, Class C, 3.00%, 1/26/2032 (a)	10,436	10,354
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	7,281	7,228
SART Series 2018-1, 4.76%, 6/15/2025 ‡	340	339
SCF Equipment Leasing LLC
Series 2020-1A, Class G, 6.00%, 4/20/2032 ‡ (a)	2,993	2,990
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (a)	19,600	20,471
Series 2022-1A, Class E, 5.26%, 7/20/2032 (a)	3,646	3,533
Series 2022-1A, Class F, 6.00%, 7/20/2032 (a)	7,056	6,861
Series 2021-1A, Class F, 5.52%, 8/20/2032 (a)	40,000	39,403
Series 2021-1A, Class G, 6.00%, 8/20/2032 ‡ (a)	10,116	9,946
Series 2022-2A, Class E, 6.50%, 6/20/2035 (a)	10,909	10,757
Series 2022-2A, Class F1, 6.50%, 6/20/2035 (a)	5,000	4,807
Series 2023-1A, Class E, 7.00%, 7/21/2036 (a)	19,500	19,408
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 5.74%, 1/25/2036 (i)	128	108
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class D, 3.17%, 11/20/2037 (a)	1,776	1,702
Series 2021-2A, Class D, 3.23%, 9/20/2038 (a)	893	841
Series 2022-1A, Class D, 6.00%, 10/20/2038 (a)	5,319	5,184
Series 2022-3A, Class D, 10.52%, 7/20/2039 (a)	4,128	4,352
Series 2023-1A, Class D, 9.80%, 1/20/2040 (a)	2,963	3,089
Series 2023-2A, Class D, 9.72%, 4/20/2040 (a)	3,598	3,695
Series 2022-2A, Class D, 9.22%, 6/20/2040 (a)	2,405	2,456
Series 2023-3A, Class D, 9.44%, 9/20/2040 (a)	3,173	3,284
Series 2024-1A, Class D, 8.02%, 1/20/2043 (a)	1,783	1,813
Soundview Home Loan Trust Series 2007-OPT1, Class 2A1, 5.47%, 6/25/2037 (j)	691	461
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	105

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	521	464
Theorem Funding Trust Series 2022-2A, Class A, 6.06%, 12/15/2028 (a)	3,953	3,955
Tricolor Auto Securitization Trust Series 2022-1A, Class E, 7.79%, 8/16/2027 (a)	5,290	5,223
Tricon American Homes Trust Series 2019-SFR1, Class F, 3.75%, 3/17/2038 (a)	6,796	6,581
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	342	337
Series 2016-2, Class B, 3.65%, 10/7/2025	861	844
Series 2014-1, Class A, 4.00%, 4/11/2026	1,847	1,796
Series 2014-2, Class A, 3.75%, 9/3/2026	790	769
Series 2016-1, Class AA, 3.10%, 7/7/2028	833	782
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,165	1,081
Series 2018-1, Class AA, 3.50%, 3/1/2030	8,523	7,944
Series 2018-1, Class A, 3.70%, 3/1/2030	883	805
Series 2019-1, Class AA, 4.15%, 8/25/2031	1,110	1,055
Series 2019-1, Class A, 4.55%, 8/25/2031	1,324	1,219
Series 2019-2, Class AA, 2.70%, 5/1/2032	1,460	1,294
Series 2024-1, Class AA, 5.45%, 2/15/2037	6,832	7,031
UOG ABS Issuer I LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (a)	17,165	17,534
US Auto Funding Series 2021-1A, Class D, 4.36%, 3/15/2027 (a)	10,500	868
US Auto Funding Trust Series 2022-1A, Class D, 9.14%, 7/15/2027 ‡ (a)	16,000	—
VCAT LLC Series 2021-NPL3, Class A1, 4.74%, 5/25/2051 (a) (i)	1,337	1,326
Verdant Receivables LLC Series 2023-1A, Class A2, 6.24%, 1/13/2031 (a)	14,784	15,018
Veros Auto Receivables Trust Series 2022-1, Class D, 7.23%, 7/16/2029 (a)	3,750	3,726
vMobo, Inc., 9.46%, 7/18/2027 ‡	55,000	52,344
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (a) (i)	8,400	8,396
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (a) (i)	6,235	6,273
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (a) (i)	3,263	3,294
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (a) (i)	11,068	11,083
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (a) (i)	7,492	7,581
Welk Resorts LLC Series 2019-AA, Class C, 3.34%, 6/15/2038 (a)	1,293	1,239
Westgate Resorts LLC
Series 2023-1A, Class C, 7.49%, 12/20/2037 (a)	2,929	2,970
Series 2024-1A, Class D, 9.26%, 1/20/2038 (a)	7,168	7,235
Westlake Automobile Receivables Trust
Series 2023-3A, Class D, 6.47%, 3/15/2029 (a)	18,976	19,470
Series 2023-4A, Class D, 7.19%, 7/16/2029 (a)	15,900	16,557
Total Asset-Backed Securities (Cost $3,121,849)		3,049,558
Commercial Mortgage-Backed Securities — 10.5%
20 Times Square Trust Series 2018-20TS, Class F, 3.20%, 5/15/2035 (a) (j)	23,414	18,168
Areit Frn 2.75%, 8/17/2026 ‡ (a) (j)	30,000	29,133
BAMLL Re-REMIC Trust
Series 2014-FRR8, Class C, 0.00%, 11/26/2047 ‡ (a) (j)	8,501	8,392
Series 2014-FRR8, Class A, 1.01%, 11/26/2047 (a) (j)	11,649	11,580
BANK Series 2019-BN19, Class A3, 3.18%, 8/15/2061	9,707	8,802
BBCCRE Trust Series 2015-GTP, Class A, 3.97%, 8/10/2033 (a)	9,126	8,825
BB-UBS Trust
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	13,515	13,348
Series 2012-SHOW, Class E, 4.16%, 11/5/2036 (a) (j)	14,530	13,144
BMD2 Re-REMIC Trust
Series 2019-FRR1, Class 1A1, 7.96%, 5/25/2052 (a) (j)	2,171	2,171
Series 2019-FRR1, Class 1A5, 9.66%, 5/25/2052 (a) (j)	1,199	1,189
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
BWAY Mortgage Trust Series 2013-1515, Class F, 4.06%, 3/10/2033 (a) (j)	4,854	4,170
BX
Series 2021-MFM1, Class E, 7.70%, 1/15/2034 (a) (j)	2,208	2,157
Series 2021-MFM1, Class F, 8.45%, 1/15/2034 (a) (j)	1,359	1,325
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class DK45, 0.00%, 2/28/2025 (a)	10,678	10,138
Series 2021-FRR1, Class CK45, 1.32%, 2/28/2025 (a) (j)	12,746	12,238
Series 2021-FRR1, Class CKW1, 0.00%, 1/29/2026 (a)	8,737	7,741
Series 2021-FRR1, Class BK54, 0.00%, 2/28/2026 (a)	21,871	19,463
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 (a)	6,795	5,961
Series 2021-FRR1, Class DKW1, 0.00%, 2/28/2026 (a)	2,800	2,417
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (a)	12,231	8,367
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	11,736	8,274
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (a)	14,852	9,418
Series 2021-FRR1, Class BK58, 2.43%, 9/29/2029 (a) (j)	10,863	9,659
CFCRE Commercial Mortgage Trust Series 2011-C2, Class D, 5.25%, 12/15/2047 (a) (j)	2,696	2,484
Commercial Mortgage Trust
Series 2018-HOME, Class A, 3.94%, 4/10/2033 (a) (j)	23,201	22,058
Series 2020-CBM, Class D, 3.75%, 2/10/2037 (a) (j)	8,494	8,267
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	7,797	7,680
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	6,655	6,554
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.03%, 1/15/2049 (a) (j)	8,838	1
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4, 3.72%, 8/15/2048	11,944	11,748
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	14,756	10,951
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FHLMC Series 2023-MN7, Class M2, 11.05%, 9/25/2043 (a) (j)	11,110	11,457
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN1, Class M2, 9.10%, 1/25/2051 (a) (j)	29,641	30,047
Series 2021-MN3, Class M1, 7.65%, 11/25/2051 (a) (j)	3,514	3,459
Series 2021-MN3, Class M2, 9.35%, 11/25/2051 (a) (j)	3,508	3,416
Series 2022-MN4, Class M2, 11.85%, 5/25/2052 (a) (j)	6,067	6,482
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ17, Class A2, 2.98%, 11/25/2025	4,645	4,588
Series KS06, Class A2, 2.72%, 7/25/2026	9,785	9,508
Series K065, Class A2, 3.24%, 4/25/2027	6,439	6,284
Series KJ26, Class A2, 2.61%, 7/25/2027	13,875	13,453
Series K070, Class A2, 3.30%, 11/25/2027 (j)	5,868	5,729
Series W5FX, Class AFX, 3.34%, 4/25/2028 (j)	9,620	9,240
Series KL05, Class X1P, IO, 1.02%, 6/25/2029 (j)	170,657	6,522
Series KS11, Class AFX2, 2.65%, 6/25/2029	48,537	45,280
Series K152, Class A2, 3.08%, 1/25/2031	8,584	8,033
Series K128, Class X3, IO, 2.88%, 4/25/2031 (j)	12,474	1,795
Series K142, Class AM, 2.40%, 3/25/2032	21,356	18,778
Series K145, Class A2, 2.58%, 5/25/2032	18,119	16,124
Series K146, Class A2, 2.92%, 6/25/2032	13,105	11,941
Series K146, Class AM, 2.92%, 7/25/2032	12,620	11,446
Series K-152, Class A2, 3.78%, 11/25/2032 (j)	34,000	32,779
Series K-160, Class A2, 4.50%, 8/25/2033 (j)	34,000	34,372
Series KX04, Class XFX, IO, 1.78%, 1/25/2034 (j)	163,522	8,189
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	107

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K-1515, Class A2, 1.94%, 2/25/2035	34,947	27,781
Series K-1520, Class X3, IO, 3.20%, 4/25/2039 (j)	4,320	1,053
Series Q014, Class X, IO, 2.78%, 10/25/2055 (j)	21,129	3,221
FHLMC, Multi-Family, Structured Pass-Through Certificates Series K753, Class A2, 4.40%, 10/25/2030	23,410	23,592
FNMA ACES
Series 2015-M1, Class A2, 2.53%, 9/25/2024	4,255	4,239
Series 2015-M7, Class A2, 2.59%, 12/25/2024	6,521	6,463
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (j)	7,781	7,708
Series 2015-M5, Class A1, 2.96%, 3/25/2025 (j)	12,287	12,131
Series 2015-M13, Class A2, 2.79%, 6/25/2025 (j)	1,161	1,140
Series 2016-M6, Class A2, 2.49%, 5/25/2026	6,769	6,547
Series 2016-M7, Class A2, 2.50%, 9/25/2026	5,322	5,139
Series 2017-M1, Class A2, 2.50%, 10/25/2026 (j)	7,330	7,052
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (j)	11,919	11,448
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (j)	5,384	5,235
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (j)	7,595	7,367
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (j)	25,887	24,942
Series 2018-M7, Class A2, 3.13%, 3/25/2028 (j)	26,461	25,545
Series 2018-M4, Class A2, 3.16%, 3/25/2028 (j)	7,854	7,566
Series 2018-M10, Class A2, 3.47%, 7/25/2028 (j)	19,941	19,413
Series 2018-M14, Class A2, 3.70%, 8/25/2028 (j)	33,372	32,622
Series 2019-M1, Class A2, 3.66%, 9/25/2028 (j)	46,706	45,637
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	5,223	4,787
Series 2020-M38, Class X2, IO, 2.10%, 11/25/2028 (j)	34,787	1,903
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-M5, Class A2, 3.09%, 4/25/2029 (j)	16,779	16,007
Series 2019-M7, Class A2, 3.14%, 4/25/2029	15,581	14,880
Series 2019-M12, Class A2, 2.89%, 6/25/2029 (j)	26,436	24,974
Series 2018-M3, Class A2, 3.17%, 2/25/2030 (j)	5,981	5,663
Series 2020-M50, Class A2, 1.20%, 10/25/2030	5,089	4,702
Series 2020-M50, Class X1, IO, 1.93%, 10/25/2030 (j)	77,885	4,139
Series 2022-M2S, Class A2, 3.88%, 8/25/2032 (j)	13,688	13,131
Series 2023-M8, Class A2, 4.62%, 3/25/2033 (j)	32,285	32,416
Series 2023-M1S, Class A2, 4.65%, 4/25/2033 (j)	6,868	6,949
Series 2024-M2, Class A2, 3.75%, 8/25/2033	56,000	53,019
FREMF Mortgage Trust
Series 2018-KL2B, Class CB, 3.83%, 1/25/2025 (a) (j)	8,477	8,270
Series 2018-KL3W, Class CW, 4.23%, 8/25/2025 (a) (j)	19,415	18,634
Series 2017-KL1P, Class BP, 3.48%, 10/25/2025 (a) (j)	12,894	12,035
Series 2018-KSL1, Class C, 3.98%, 11/25/2025 (a) (j)	16,536	16,182
Series 2018-KBX1, Class C, 3.73%, 1/25/2026 (a) (j)	7,281	6,738
Series 2018-KHG1, Class C, 3.95%, 12/25/2027 (a) (j)	32,247	29,627
Series 2018-KW06, Class C, 0.00%, 6/25/2028 (a)	12,112	9,224
Series 2018-KW06, Class X2A, IO, 0.10%, 6/25/2028 (a)	119,395	296
Series 2018-KW06, Class X2B, IO, 0.10%, 6/25/2028 (a)	16,149	50
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	575,206	1,795
Series 2018-K82, Class D, PO, , 10/25/2028 (a)	55,000	39,403
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	144,000	496
Series 2018-K84, Class D, PO, , 11/25/2028 (a)	63,510	44,000
Series 2019-KBF3, Class C, 10.22%, 1/25/2029 (a) (j)	15,073	14,450
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-KL05, Class CHG, 4.37%, 2/25/2029 (a)	11,274	9,837
Series 2019-KL05, Class BHG, 4.52%, 2/25/2029 (a) (j)	3,500	3,168
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (a)	827,463	2,831
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (a)	180,000	684
Series 2020-K107, Class D, 3.62%, 2/25/2030 (a) (j)	41,999	32,774
Series 2018-KW07, Class C, PO, , 10/25/2031 (a)	12,620	8,655
Series 2018-KW07, Class X2A, IO, 0.10%, 10/25/2031 (a)	143,643	329
Series 2018-KW07, Class X2B, IO, 0.10%, 10/25/2031 (a)	16,457	55
Series 2019-KW10, Class C, PO, , 10/25/2032 (a)	24,000	15,507
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (a)	274,314	1,006
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (a)	32,000	124
Series 2019-KW10, Class B, 3.75%, 10/25/2032 (a) (j)	8,902	8,125
Series 2018-K157, Class C, PO, , 9/25/2033 (a)	50,000	23,173
Series 19K-1510, Class C, 0.00%, 1/25/2034 (a)	51,057	22,979
Series 2014-K40, Class C, 4.16%, 11/25/2047 (a) (j)	8,292	8,256
Series 2015-K45, Class B, 3.72%, 4/25/2048 (a) (j)	8,659	8,565
Series 2015-K46, Class C, 3.82%, 4/25/2048 (a) (j)	3,441	3,390
Series 2015-K48, Class B, 3.77%, 8/25/2048 (a) (j)	15,614	15,366
Series 2015-K51, Class B, 4.09%, 10/25/2048 (a) (j)	2,670	2,629
Series 2016-K55, Class B, 4.30%, 4/25/2049 (a) (j)	9,707	9,556
Series 2016-K56, Class B, 4.09%, 6/25/2049 (a) (j)	3,445	3,381
Series 2017-K68, Class D, PO, , 10/25/2049 (a)	53,000	40,965
Series 2017-K69, Class D, PO, , 10/25/2049 (a)	46,000	34,910
Series 2017-K69, Class X2B, IO, 0.10%, 10/25/2049 (a)	145,000	373
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-K68, Class B, 3.97%, 10/25/2049 (a) (j)	9,147	8,871
Series 2016-K59, Class B, 3.70%, 11/25/2049 (a) (j)	4,576	4,453
Series 2017-K61, Class C, 3.82%, 12/25/2049 (a) (j)	5,189	5,000
Series 2017-K63, Class B, 4.01%, 2/25/2050 (a) (j)	11,547	11,235
Series 2017-K63, Class C, 4.01%, 2/25/2050 (a) (j)	4,854	4,691
Series 2018-K74, Class B, 4.23%, 2/25/2051 (a) (j)	9,707	9,487
Series 2018-K81, Class D, PO, , 9/25/2051 (a)	56,700	39,576
Series 2019-K92, Class D, PO, , 5/25/2052 (a)	76,852	52,527
Series 2020-K116, Class D, PO, , 9/25/2052 (a)	87,436	50,543
Series 2020-K116, Class X2A, IO, 0.10%, 9/25/2052 (a)	919,102	3,784
Series 2020-K116, Class X2B, IO, 0.10%, 9/25/2052 (a)	223,000	990
Series 2019-K98, Class B, 3.86%, 10/25/2052 (a) (j)	10,678	10,141
Series 2020-K105, Class D, PO, , 3/25/2053 (a)	63,425	38,170
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (a)	677,128	2,670
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (a)	153,315	667
Series 2020-K113, Class D, PO, , 5/25/2053 (a)	58,000	35,085
Series 2020-K739, Class D, PO, , 11/25/2053 (a)	40,021	30,226
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	408,575	932
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	99,553	257
Series 2020-K122, Class D, PO, , 1/25/2054 (a)	82,131	46,856
Series 2020-K122, Class X2B, IO, 0.10%, 1/25/2054 (a)	200,000	944
FREMF Trust Series 2018-KW04, Class C, PO, 12/25/2032 (a)	23,362	14,077
FRR Re-REMIC Trust
Series 2018-C1, Class BK43, 2.69%, 2/27/2048 (a) (j)	7,766	7,563
Series 2018-C1, Class AK43, 2.80%, 2/27/2048 (a) (j)	4,854	4,741
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	109

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
GAM Re-REMIC Trust Series 2022-FRR3, Class CK89, PO, 1/27/2052 ‡ (a)	8,540	5,802
GS Mortgage Securities Trust Series 2019-GC38, Class A4, 3.97%, 2/10/2052	30,190	28,888
HCFT 7.25%, 2/13/2025 ‡	26,750	25,980
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	15,794	15,118
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-CB11, Class X1, IO, 0.19%, 8/12/2037 (a) (j)	2,096	—
MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 8.05%, 4/15/2038 (a) (j)	19,870	19,423
MRCD MARK Mortgage Trust Series 2019-PARK, Class F, 2.72%, 12/15/2036 (a)	40,772	23,664
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 8.71%, 10/25/2049 (a) (j)	26,886	26,886
Series 2020-01, Class M10, 9.21%, 3/25/2050 (a) (j)	48,936	48,936
Series 2023-01, Class M10, 11.85%, 11/25/2053 (a) (j)	53,430	59,089
NW Re-REMIC TRUST Series 2021-FRR1, Class BK88, 2.64%, 12/18/2051 (a) (j)	8,882	7,240
P -stlb Series 2019-STL B, 9.25%, 10/11/2026 ‡	18,500	18,037
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.36%, 2/13/2053 (a) (j)	58,924	3,009
Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (a)	35,438	30,054
Series RR Trust
Series 2015-1, Class A, PO, , 4/26/2048 (a)	3,000	2,874
Series 2015-1, Class B, PO, , 4/26/2048 (a)	18,444	17,593
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	69	65
Wells Fargo Commercial Mortgage Trust Series 2015-C30, Class A4, 3.66%, 9/15/2058	7,376	7,251
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.20%, 3/15/2045 (a) (j)	6,446	5,151
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (a)	20,227	14,058
Total Commercial Mortgage-Backed Securities (Cost $2,312,187)		2,253,598
U.S. Treasury Obligations — 8.0%
U.S. Treasury Bonds
1.13%, 5/15/2040	96,228	62,285
1.13%, 8/15/2040	109,111	70,001
4.75%, 2/15/2041	47,175	50,712
2.25%, 5/15/2041	91,965	69,904
4.38%, 5/15/2041	47,554	48,810
3.13%, 11/15/2041	40,953	35,456
2.75%, 11/15/2042	45,060	36,217
4.00%, 11/15/2042	115,131	111,084
3.63%, 8/15/2043	11,821	10,751
3.75%, 11/15/2043	63,896	59,087
3.38%, 5/15/2044	47,111	41,114
2.50%, 2/15/2045	66,979	50,302
3.00%, 2/15/2047	69,561	56,054
3.00%, 8/15/2048	52,999	42,250
3.38%, 11/15/2048	48,949	41,712
1.88%, 2/15/2051	30,232	18,643
2.38%, 5/15/2051	152,747	105,986
2.25%, 2/15/2052	28,956	19,481
U.S. Treasury Notes
2.00%, 8/15/2025 (l)	11,603	11,344
1.13%, 10/31/2026 (l)	165,947	156,495
0.50%, 8/31/2027	183,364	166,453
1.25%, 9/30/2028	187,558	169,908
2.38%, 3/31/2029	86,583	81,581
4.50%, 11/15/2033	43,384	45,355
U.S. Treasury STRIPS Bonds
4.92%, 11/15/2033 (m)	30,160	20,845
4.83%, 5/15/2040 (m)	63,558	31,991
3.15%, 8/15/2040 (m)	37,081	18,385
3.07%, 8/15/2041 (m)	129,383	60,842
3.97%, 2/15/2042 (m)	10,407	4,752
3.62%, 5/15/2042 (m)	18,492	8,340
3.76%, 11/15/2042 (m)	7,625	3,352
2.37%, 11/15/2043 (m)	24,977	10,454
Total U.S. Treasury Obligations (Cost $1,952,091)		1,719,946
SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — 3.8%
Alternative Loan Trust
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	2	2
Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	9	10
Series 2004-22CB, Class 1A1, 6.00%, 10/25/2034	204	209
Series 2005-23CB, Class A2, 5.50%, 7/25/2035	126	104
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	474	368
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	286	169
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	114	59
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (j)	1	1
Anchor Mortgage Trust
8.23%, 3/25/2031 ‡ (j)	12,500	12,804
10.14%, 3/25/2031 ‡ (j)	7,500	7,574
Banc of America Alternative Loan Trust Series 2004-6, Class 4A1, 5.00%, 7/25/2019	9	8
Banc of America Funding Trust
Series 2005-5, Class 3A5, 5.50%, 8/25/2035	587	579
Series 2005-7, Class 30, PO, 11/25/2035	19	21
Banc of America Mortgage Trust Series 2004-F, Class 1A1, 6.64%, 7/25/2034 (j)	38	37
Bear Stearns ARM Trust Series 2003-7, Class 3A, 7.05%, 10/25/2033 (j)	9	9
Bear Stearns Mortgage Securities, Inc. Series 1997-6, Class 1A, 8.20%, 3/25/2031 (j)	—	—
Chase Mortgage Finance Trust Series 2007-A2, Class 2A1, 6.33%, 6/25/2035 (j)	243	240
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	4	2
Series 2004-3, Class A25, 5.75%, 4/25/2034	56	55
Series 2004-5, Class 2A9, 5.25%, 5/25/2034	63	63
Series 2005-22, Class 2A1, 4.69%, 11/25/2035 (j)	156	128
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Citigroup Mortgage Loan Trust
Series 2004-UST1, Class A3, 6.10%, 8/25/2034 (j)	25	25
Series 2004-HYB4, Class AA, 5.72%, 12/25/2034 (j)	17	16
Credit One, 6.47%, 2/25/2029 ‡	30,000	29,888
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland) Series 2005-7, Class 5A1, 4.75%, 8/25/2020	1	—
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 6A13, 5.50%, 11/25/2035	174	62
Series 2005-10, Class 10A4, 6.00%, 11/25/2035	194	48
CSMC Trust
Series 2021-JR1, Class A1, 5.47%, 9/27/2066 (a) (j)	5,341	5,341
Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (a) (i)	12,164	12,145
CVS Pass-Through Trust
Series 2009, 8.35%, 7/10/2031 (a)	199	219
5.77%, 1/10/2033 (a)	260	263
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3, Class 4A, PO, 6/25/2035	6	5
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-2, Class HB, 3.00%, 8/25/2056 (i)	12,000	9,334
Series 2017-4, Class MT, 3.50%, 6/25/2057	8,359	7,643
Series 2019-3, Class MT, 3.50%, 10/25/2058	35,750	32,312
Series 2019-3, Class M55D, 4.00%, 10/25/2058	10,426	9,742
Series 2019-4, Class MB, 3.00%, 2/25/2059	41,684	31,268
Series 2020-1, Class MB, 2.50%, 8/25/2059	31,963	22,835
Series 2021-1, Class BXS, 11.13%, 9/25/2060 (a) (j)	10,192	7,790
Series 2021-2, Class BXS, 15.01%, 11/25/2060 (a) (j)	4,818	3,653
Series 2022-1, Class MTU, 3.25%, 11/25/2061	27,677	24,533
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	111

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2023-1, Class MT, 3.00%, 10/25/2062	23,374	19,854
FHLMC, REMIC
Series 2989, Class TG, 5.00%, 6/15/2025	3	3
Series 3005, Class ED, 5.00%, 7/15/2025	11	11
Series 4030, Class IL, IO, 3.50%, 4/15/2027	106	2
Series 4060, Class TB, 2.50%, 6/15/2027	3,034	2,955
Series 2022, Class PE, 6.50%, 1/15/2028	3	3
Series 2036, Class PG, 6.50%, 1/15/2028	22	23
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	5	—
Series 2091, Class PG, 6.00%, 11/15/2028	72	73
Series 2116, Class ZA, 6.00%, 1/15/2029	18	18
Series 2148, Class ZA, 6.00%, 4/15/2029	5	5
Series 2995, Class FT, 5.72%, 5/15/2029 (j)	31	31
Series 2530, Class SK, IF, IO, 2.63%, 6/15/2029 (j)	92	5
Series 2201, Class C, 8.00%, 11/15/2029	11	11
Series 3648, Class CY, 4.50%, 3/15/2030	145	145
Series 3737, Class DG, 5.00%, 10/15/2030	13	13
Series 2293, Class ZA, 6.00%, 3/15/2031	23	24
Series 2310, Class Z, 6.00%, 4/15/2031	4	4
Series 2313, Class LA, 6.50%, 5/15/2031	1	1
Series 2325, Class JO, PO, 6/15/2031	23	21
Series 2330, Class PE, 6.50%, 6/15/2031	53	55
Series 2410, Class QB, 6.25%, 2/15/2032	127	129
Series 2534, Class SI, IF, 6.84%, 2/15/2032 (j)	15	17
Series 2427, Class GE, 6.00%, 3/15/2032	265	275
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2430, Class WF, 6.50%, 3/15/2032	171	179
Series 2594, Class IV, IO, 7.00%, 3/15/2032	28	3
Series 2643, Class SA, IF, 9.96%, 3/15/2032 (j)	5	5
Series 2466, Class DH, 6.50%, 6/15/2032	19	20
Series 4146, Class KI, IO, 3.00%, 12/15/2032	2,000	165
Series 2543, Class YX, 6.00%, 12/15/2032	99	103
Series 2557, Class HL, 5.30%, 1/15/2033	61	62
Series 2586, IO, 6.50%, 3/15/2033	112	9
Series 2610, Class UI, IO, 6.50%, 5/15/2033	87	14
Series 2764, Class S, IF, 0.08%, 7/15/2033 (j)	13	13
Series 2656, Class AC, 6.00%, 8/15/2033	39	40
Series 2733, Class SB, IF, 3.09%, 10/15/2033 (j)	121	118
Series 3005, Class PV, IF, 4.14%, 10/15/2033 (j)	1	1
Series 2699, Class W, 5.50%, 11/15/2033	94	98
Series 3611, PO, 7/15/2034	27	23
Series 2845, Class QH, 5.00%, 8/15/2034	71	73
Series 2912, Class EH, 5.50%, 1/15/2035	384	400
Series 3059, Class B, 5.00%, 2/15/2035	1	1
Series 2980, Class QB, 6.50%, 5/15/2035	14	15
Series 3031, Class BN, IF, 0.13%, 8/15/2035 (j)	177	185
Series 3117, Class EO, PO, 2/15/2036	49	43
Series 3134, PO, 3/15/2036	15	12
Series 3152, Class MO, PO, 3/15/2036	101	88
Series 3184, Class YO, PO, 3/15/2036	216	183
Series 3138, PO, 4/15/2036	18	15
Series 3187, Class Z, 5.00%, 7/15/2036	468	480
Series 3542, Class TN, IF, 6.00%, 7/15/2036 (j)	10	10
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3201, Class IN, IF, IO, 0.78%, 8/15/2036 (j)	90	6
Series 3202, Class HI, IF, IO, 1.18%, 8/15/2036 (j)	340	34
Series 3855, Class AM, 6.50%, 11/15/2036	60	62
Series 3274, Class B, 6.00%, 2/15/2037	50	53
Series 3292, Class DO, PO, 3/15/2037	28	24
Series 3305, Class IW, IF, IO, 0.98%, 4/15/2037 (j)	129	5
Series 3306, Class TC, IF, 7.68%, 4/15/2037 (j)	9	9
Series 3306, Class TB, IF, 8.22%, 4/15/2037 (j)	10	10
Series 3331, PO, 6/15/2037	22	19
Series 3605, Class NC, 5.50%, 6/15/2037	267	281
Series 3383, Class OP, PO, 11/15/2037	39	33
Series 3409, Class DB, 6.00%, 1/15/2038	269	285
Series 3546, Class A, 6.40%, 2/15/2039 (j)	28	29
Series 3531, Class SM, IF, IO, 0.63%, 5/15/2039 (j)	10	1
Series 3572, Class JS, IF, IO, 1.33%, 9/15/2039 (j)	33	2
Series 3592, Class BZ, 5.00%, 10/15/2039	1,063	1,089
Series 3609, Class SA, IF, IO, 0.87%, 12/15/2039 (j)	210	13
Series 3610, Class CA, 4.50%, 12/15/2039	96	96
Series 3653, Class HJ, 5.00%, 4/15/2040	46	47
Series 3677, Class PB, 4.50%, 5/15/2040	647	648
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (j)	85	86
Series 4796, Class CZ, 4.00%, 5/15/2048	10,813	10,323
Series 4830, Class WZ, 4.00%, 9/15/2048	10,597	10,109
Series 5354, PO, 10/25/2053	5,229	4,112
FHLMC, STRIPS
Series 186, PO, 8/1/2027	28	27
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 262, Class 35, 3.50%, 7/15/2042	1,507	1,430
Series 279, Class 35, 3.50%, 9/15/2042	384	364
Series 323, Class 300, 3.00%, 1/15/2044	1,490	1,382
Series 334, Class 300, 3.00%, 8/15/2044	1,471	1,356
Series 406, PO, 10/25/2053	17,727	14,685
FHLMC, Structured Pass-Through Certificates, Whole Loan Series T-76, Class 2A, 2.36%, 10/25/2037 (j)	173	171
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1, 5.81%, 9/25/2034 (j)	30	31
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 4.72%, 12/25/2034 (j)	43	41
FNMA Trust, Whole Loan
Series 2003-W3, Class 2A5, 5.36%, 6/25/2042	6	6
Series 2003-W6, Class 1A41, 5.40%, 10/25/2042	71	72
Series 2004-W2, Class 1A, 6.00%, 2/25/2044	78	78
Series 2004-W9, Class 1A3, 6.05%, 2/25/2044	157	163
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	20	21
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	45	46
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	87	89
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	95,725	91,922
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, IO, 0.49%, 8/25/2041 (j)	6,056	34
Series 2002-T4, IO, 0.40%, 12/25/2041 (j)	14,304	144
Series 2002-T4, Class A2, 7.00%, 12/25/2041	169	175
Series 2002-T4, Class A4, 9.50%, 12/25/2041	296	318
Series 2002-T19, Class A1, 6.50%, 7/25/2042	246	258
Series 2002-T16, Class A2, 7.00%, 7/25/2042	294	309
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	113

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-T2, Class 1A3, 7.00%, 11/25/2043	89	92
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	91	92
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	116	119
Series 2004-T3, Class 14, IO, 0.60%, 2/25/2044 (j)	2,049	19
FNMA, REMIC
Series 1997-20, Class D, 7.00%, 3/17/2027	7	7
Series 1997-11, Class E, 7.00%, 3/18/2027	2	2
Series 1997-27, Class J, 7.50%, 4/18/2027	2	2
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	269	6
Series 1997-42, Class EG, 8.00%, 7/18/2027	12	12
Series 1997-63, Class ZA, 6.50%, 9/18/2027	5	5
Series 2013-13, Class IK, IO, 2.50%, 3/25/2028	1,391	41
Series 1999-47, Class JZ, 8.00%, 9/18/2029	51	53
Series 2000-8, Class Z, 7.50%, 2/20/2030	35	37
Series 2001-36, Class ST, IF, IO, 3.04%, 11/25/2030 (j)	47	4
Series 2001-14, Class Z, 6.00%, 5/25/2031	23	23
Series 2001-16, Class Z, 6.00%, 5/25/2031	30	31
Series 2001-72, Class SB, IF, IO, 2.04%, 12/25/2031 (j)	115	6
Series 2001-81, Class HE, 6.50%, 1/25/2032	205	215
Series 2002-19, Class SC, IF, 4.61%, 3/17/2032 (j)	6	6
Series 2002-56, Class PE, 6.00%, 9/25/2032	272	283
Series 2002-86, Class PG, 6.00%, 12/25/2032	180	187
Series 2012-148, Class IE, IO, 3.00%, 1/25/2033	2,056	180
Series 2003-25, Class KP, 5.00%, 4/25/2033	538	534
Series 2003-22, Class Z, 6.00%, 4/25/2033	138	144
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-47, Class PE, 5.75%, 6/25/2033	185	192
Series 2003-64, Class SX, IF, 0.09%, 7/25/2033 (j)	10	10
Series 2003-91, Class SD, IF, 3.39%, 9/25/2033 (j)	3	3
Series 2003-130, Class HZ, 6.00%, 1/25/2034	4,695	4,922
Series 2004-72, Class F, 5.96%, 9/25/2034 (j)	28	28
Series 2005-19, Class PB, 5.50%, 3/25/2035	978	1,007
Series 2005-42, Class PS, IF, 3.34%, 5/25/2035 (j)	2	2
Series 2005-51, Class MO, PO, 6/25/2035	16	10
Series 2005-53, Class CS, IF, IO, 1.24%, 6/25/2035 (j)	115	5
Series 2005-65, Class KO, PO, 8/25/2035	29	26
Series 2005-72, Class WS, IF, IO, 1.29%, 8/25/2035 (j)	55	4
Series 2005-90, Class ES, IF, 3.22%, 10/25/2035 (j)	17	19
Series 2005-84, Class XM, 5.75%, 10/25/2035	32	33
Series 2005-106, Class US, IF, 4.53%, 11/25/2035 (j)	12	13
Series 2006-9, Class KZ, 6.00%, 3/25/2036	110	115
Series 2006-22, Class AO, PO, 4/25/2036	56	49
Series 2006-27, Class OB, PO, 4/25/2036	471	390
Series 2006-27, Class OH, PO, 4/25/2036	14	12
Series 2006-20, Class IB, IF, IO, 1.13%, 4/25/2036 (j)	106	10
Series 2011-19, Class ZY, 6.50%, 7/25/2036	100	108
Series 2006-77, Class PC, 6.50%, 8/25/2036	61	63
Series 2006-110, PO, 11/25/2036	54	47
Series 2006-128, PO, 1/25/2037	56	48
Series 2007-10, Class Z, 6.00%, 2/25/2037	17	17
Series 2007-22, Class SC, IF, IO, 0.62%, 3/25/2037 (j)	20	—
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-54, Class IB, IF, IO, 0.95%, 6/25/2037 (j)	1,805	182
Series 2007-109, Class YI, IF, IO, 0.99%, 12/25/2037 (j)	960	95
Series 2008-91, Class SI, IF, IO, 0.54%, 3/25/2038 (j)	201	9
Series 2010-70, Class SA, IF, IO, 6.00%, 4/25/2038 (j)	355	53
Series 2008-62, Class SM, IF, IO, 0.74%, 7/25/2038 (j)	316	19
Series 2009-29, Class LA, 1.15%, 5/25/2039 (j)	177	146
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	111	18
Series 2009-112, Class ST, IF, IO, 0.79%, 1/25/2040 (j)	187	19
Series 2009-112, Class SW, IF, IO, 0.79%, 1/25/2040 (j)	123	11
Series 2010-10, Class NT, 5.00%, 2/25/2040	457	469
Series 2010-49, Class SC, IF, 1.73%, 3/25/2040 (j)	65	62
Series 2010-35, Class SB, IF, IO, 0.96%, 4/25/2040 (j)	207	15
Series 2010-129, Class PZ, 4.50%, 11/25/2040	1,152	1,091
Series 2011-126, Class KB, 4.00%, 12/25/2041	6,428	6,338
Series 2016-33, Class JA, 3.00%, 7/25/2045	6,883	6,486
Series 2016-38, Class NA, 3.00%, 1/25/2046	5,506	5,125
Series 2007-71, Class GZ, 6.00%, 7/25/2047	73	77
Series 2019-20, Class H, 3.50%, 5/25/2049	5,707	5,242
FNMA, REMIC Trust, Whole Loan
Series 2002-W7, Class 1, IO, 0.87%, 6/25/2029 (j)	2,266	44
Series 2001-W3, Class A, 7.00%, 9/25/2041 (j)	92	92
Series 2002-W10, IO, 0.89%, 8/25/2042 (j)	1,245	41
Series 2003-W4, Class 2A, 5.31%, 10/25/2042 (j)	48	49
Series 2004-W11, Class 11, IO, 0.34%, 5/25/2044 (j)	6,870	87
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA, STRIPS
Series 313, Class 1, PO, 6/25/2031	203	184
Series 380, Class S36, IF, IO, 2.44%, 7/25/2037 (j)	64	9
Series 383, Class 68, IO, 6.50%, 9/25/2037	39	8
Series 383, Class 86, IO, 7.00%, 9/25/2037 (j)	24	4
Series 383, Class 69, IO, 6.50%, 10/25/2037 (j)	55	10
GMACM Mortgage Loan Trust
Series 2003-J10, Class A1, 4.75%, 1/25/2019	11	10
Series 2005-AR3, Class 3A4, 4.38%, 6/19/2035 (j)	19	19
GNMA
Series 2014-60, Class W, 4.11%, 2/20/2029 (j)	160	158
Series 2003-18, Class PG, 5.50%, 3/20/2033	219	218
Series 2003-52, Class SB, IF, 2.01%, 6/16/2033 (j)	26	26
Series 2003-101, Class SK, IF, IO, 1.11%, 10/17/2033 (j)	355	—
Series 2004-2, Class SA, IF, 0.53%, 1/16/2034 (j)	106	106
Series 2004-19, Class KE, 5.00%, 3/16/2034	893	891
Series 2004-86, Class SP, IF, IO, 0.65%, 9/20/2034 (j)	88	2
Series 2004-90, Class SI, IF, IO, 0.65%, 10/20/2034 (j)	164	9
Series 2010-31, Class SK, IF, IO, 0.65%, 11/20/2034 (j)	112	4
Series 2004-105, Class SN, IF, IO, 0.65%, 12/20/2034 (j)	383	10
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	25	3
Series 2006-26, Class S, IF, IO, 1.05%, 6/20/2036 (j)	282	10
Series 2006-33, Class PK, 6.00%, 7/20/2036	89	92
Series 2009-81, Class A, 5.75%, 9/20/2036	48	49
Series 2007-7, Class EI, IF, IO, 0.75%, 2/20/2037 (j)	420	22
Series 2007-9, Class CI, IF, IO, 0.75%, 3/20/2037 (j)	265	16
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	115

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-17, Class JO, PO, 4/16/2037	31	27
Series 2007-16, Class KU, IF, IO, 1.20%, 4/20/2037 (j)	273	13
Series 2007-22, Class PK, 5.50%, 4/20/2037	438	446
Series 2007-26, Class SC, IF, IO, 0.75%, 5/20/2037 (j)	88	3
Series 2007-24, Class SA, IF, IO, 1.06%, 5/20/2037 (j)	409	22
Series 2009-16, Class SJ, IF, IO, 1.35%, 5/20/2037 (j)	420	21
Series 2008-34, Class OC, PO, 6/20/2037	89	82
Series 2009-106, Class XL, IF, IO, 1.30%, 6/20/2037 (j)	134	7
Series 2009-79, Class OK, PO, 11/16/2037	63	55
Series 2007-67, Class SI, IF, IO, 1.06%, 11/20/2037 (j)	84	2
Series 2008-40, Class SA, IF, IO, 0.95%, 5/16/2038 (j)	280	19
Series 2008-40, Class PS, IF, IO, 1.05%, 5/16/2038 (j)	124	7
Series 2008-50, Class SA, IF, IO, 0.78%, 6/20/2038 (j)	614	35
Series 2008-49, Class PH, 5.25%, 6/20/2038	452	454
Series 2008-55, Class PL, 5.50%, 6/20/2038	417	421
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	171	7
Series 2009-75, Class IY, IO, 5.50%, 6/20/2039	141	5
Series 2009-72, Class SM, IF, IO, 0.80%, 8/16/2039 (j)	150	11
Series 2010-157, Class OP, PO, 12/20/2040	136	115
Series 2015-157, Class GA, 3.00%, 1/20/2045	256	241
Series 2012-H11, Class FA, 6.15%, 2/20/2062 (j)	894	894
Series 2012-H18, Class FA, 6.00%, 8/20/2062 (j)	118	118
Series 2013-H04, Class BA, 1.65%, 2/20/2063	5	5
Series 2013-H20, Class FB, 6.45%, 8/20/2063 (j)	325	326
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-H23, Class FA, 6.75%, 9/20/2063 (j)	410	414
Series 2015-H02, Class HA, 2.50%, 1/20/2065	432	422
Series 2015-H04, Class FL, 5.91%, 2/20/2065 (j)	2,881	2,875
Series 2015-H23, Class FB, 5.97%, 9/20/2065 (j)	3,198	3,193
Series 2015-H32, Class FH, 6.11%, 12/20/2065 (j)	355	355
Series 2016-H16, Class FD, 6.30%, 6/20/2066 (j)	4,491	4,516
Series 2016-H17, Class FC, 6.28%, 8/20/2066 (j)	2,872	2,873
Series 2017-H08, Class XI, IO, 1.37%, 3/20/2067 (j)	10,083	442
Series 2017-H11, Class XI, IO, 1.71%, 5/20/2067 (j)	27,335	1,091
Series 2017-H14, Class XI, IO, 1.53%, 6/20/2067 (j)	10,862	343
Series 2017-H14, Class AI, IO, 2.01%, 6/20/2067 (j)	12,515	731
Series 2017-H23, Class FA, 5.93%, 10/20/2067 (j)	13,278	13,244
Series 2019-H09, Class FA, 5.95%, 5/20/2069 (j)	8,924	8,898
Series 2021-H10, Class AF, 6.85%, 6/20/2071 (j)	22,752	23,322
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	2,412	2,349
Grene Energy Senio, 11.00, 1/25/2026 ‡	3,556	3,023
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	31	32
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	34	34
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	44	46
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	19	20
Series 2005-5F, Class 8A1, 5.50%, 6/25/2035 (j)	8	8
Series 2005-5F, Class 8A3, 5.50%, 6/25/2035 (j)	5	4
Headlands Residential LLC Series 2021-RPL1, Class NOTE, 2.49%, 9/25/2026 (a) (j)	9,322	9,344
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 10.85%, 10/25/2034 (a) (j)	18,687	19,822
Impac CMB Trust
Series 2004-10, Class 3A1, 6.09%, 3/25/2035 (j)	121	115
Series 2004-10, Class 3A2, 6.19%, 3/25/2035 (j)	79	75
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	4	3
JPMorgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	18	16
Series 2006-A2, Class 5A3, 6.26%, 11/25/2033 (j)	20	20
Series 2006-A2, Class 4A1, 7.33%, 8/25/2034 (j)	50	51
Series 2004-S1, Class 3A1, 5.50%, 9/25/2034	17	20
Series 2004-S2, Class 4A5, 6.00%, 11/25/2034	190	174
Series 2007-A1, Class 5A2, 5.64%, 7/25/2035 (j)	14	14
LHOME Mortgage Trust
Series 2023-RTL1, Class A1, 7.87%, 1/25/2028 (a) (i)	18,581	18,703
Series 2023-RTL2, Class A1, 8.00%, 6/25/2028 (a) (i)	16,800	17,070
Series 2023-RTL4, Class A1, 7.63%, 11/25/2028 (a) (i)	29,890	30,443
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 6.49%, 4/21/2034 (j)	14	14
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	2	2
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
Series 2005-1, Class 5A1, 5.50%, 1/25/2020	—	—
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	164	161
Series 2004-6, Class 6A1, 6.50%, 7/25/2034	221	221
Series 2004-7, Class 30, PO, 8/25/2034	16	11
Series 2004-7, Class 3A1, 6.50%, 8/25/2034	11	11
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2004-6, Class 3A1, 5.25%, 7/25/2019 ‡	—	—
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (a)	27	23
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (a)	8	6
Merrill Lynch Mortgage Investors Trust
Series 2004-C, Class A2, 6.30%, 7/25/2029 (j)	29	28
Series 2004-D, Class A3, 7.21%, 9/25/2029 (j)	14	13
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.65%, 4/25/2034 (j)	99	96
Series 2004-7AR, Class 2A6, 6.21%, 9/25/2034 (j)	26	26
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (j)	63	57
New Residential Mortgage Loan Trust Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (i)	12,965	13,140
Onah Energy, 0.00%, 8/10/2039 ‡	39,000	39,000
PHH GMSR Frn, 9.00%, 5/5/2025 ‡ (a)	22,000	21,918
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	38	39
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	34	33
PRPM LLC Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (a) (i)	3,547	3,470
Radnor RE Ltd. (Bermuda) Series 2022-1, Class M1B, 12.10%, 9/25/2032 (a) (j)	12,231	13,040
RALI Trust Series 2005-QS5, Class A4, 5.75%, 4/25/2035	629	539
Rcfii Baml Frn, 12.35%, 12/25/2024 ‡ (a)	81	81
Residential Asset Securitization Trust
Series 2003-A8, Class A1, 3.75%, 10/25/2018	8	8
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	82	43
Retium, 12.35%, 3/25/2025 ‡ (a)	2,621	2,611
SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 ‡ (a)	10	9
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	117

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Sequoia Mortgage Trust Series 2004-8, Class A2, 6.01%, 9/20/2034 (j)	146	135
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A, 5.91%, 10/25/2034 (j)	19	17
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-26A, Class 3A5, 6.50%, 9/25/2033 (j)	250	243
Series 2003-37A, Class 2A, 5.94%, 12/25/2033 (j)	30	30
Series 2003-37A, Class 1A, 6.21%, 12/25/2033 (j)	387	382
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (a) (i)	2,944	2,837
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (j)	34,852	31,030
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	29,122	24,170
Two Harbors Msr Frn, 7.55%, 10/25/2024 ‡ (a)	35,000	34,869
Vendee Mortgage Trust
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	40	40
Series 1998-1, Class 2E, 7.00%, 3/15/2028	192	193
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	31	32
VM Master Issuer LLC Series 2022-1, Class B, 7.88%, 5/24/2025 ‡ (a) (i)	22,252	22,091
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 6.31%, 8/25/2033 (j)	51	48
Series 2003-AR9, Class 1A6, 6.11%, 9/25/2033 (j)	39	37
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	108	107
Series 2004-AR3, Class A1, 5.72%, 6/25/2034 (j)	14	13
Series 2004-AR3, Class A2, 5.72%, 6/25/2034 (j)	132	121
Series 2004-AR11, Class A, 6.59%, 10/25/2034 (j)	106	103
Series 2005-AR2, Class 2A21, 6.05%, 1/25/2045 (j)	14	14
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	230	202
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA1, Class 2A, 7.00%, 3/25/2034	74	75
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-K, Class 1A2, 7.49%, 7/25/2034 (j)	32	33
Series 2004-U, Class A1, 6.60%, 10/25/2034 (j)	68	66
Ygrene, 11.00%, 7/25/2026 ‡	3,000	3,000
Total Collateralized Mortgage Obligations (Cost $837,834)		804,890
Loan Assignments — 1.5% (d) (n)
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 8.00%, 1/31/2031	6,462	6,475
Beverages — 0.0% ^
Triton Water Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.85%, 3/31/2028	7,678	7,673
Building Products — 0.1%
Emerson Climate Technologies, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.56%, 5/31/2030	8,914	8,908
MIWD Holdco II LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.50%), 8.75%, 3/28/2031	3,300	3,314
Quikrete Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.50%, 3/19/2029	5,174	5,181
		17,403
Chemicals — 0.1%
DuPont Performance, 1st Lien Term Loan B-6 (3-MONTH CME TERM SOFR + 2.00%), 7.33%, 12/20/2029	4,766	4,777
INEOS US Finance LLC, 1st Lien Term Loan B (Luxembourg) (1-MONTH CME TERM SOFR + 3.25%), 8.59%, 2/18/2030	5,149	5,136
		9,913
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Commercial Services & Supplies — 0.0% ^
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.75%), 7.89%, 6/21/2028	3,523	3,526
Construction & Engineering — 0.0% ^
Zekelman Industries, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.56%, 1/24/2031	5,596	5,605
Consumer Staples Distribution & Retail — 0.0% ^
Moran Foods LLC, 1st Lien Super Senior Delayed Term Loan (3-MONTH SOFR + 11.50%), 16.71%, 6/30/2026 ‡	28	28
Moran Foods LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 10.68% (PIK) + 2.00% (Cash)), 12.68%, 6/30/2026 ‡ (c)	1,234	634
(3-MONTH CME TERM SOFR + 10.68% (PIK) + 2.00% (Cash)), 12.68%, 6/30/2026 ‡ (c)	1,001	811
		1,473
Containers & Packaging — 0.0% ^
Graham Packaging Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.75%, 8/4/2027	5,463	5,461
Diversified Consumer Services — 0.0% ^
Wand Newco 3, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 3.25%), 8.55%, 1/30/2031	3,700	3,703
Diversified Telecommunication Services — 0.0% ^
Iridium Communications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.50%, 9/20/2030	6,727	6,698
Electrical Equipment — 0.1%
Vertiv Group Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 7.34%, 3/2/2027	9,419	9,441
Entertainment — 0.0% ^
Delta 2 (Lux) SARL, 1st Lien Term Loan B (Luxembourg) (3-MONTH CME TERM SOFR + 2.25%), 7.58%, 1/15/2030	2,825	2,836
Financial Services — 0.1%
GTCR W Merger Sub LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.75%, 1/31/2031	6,062	6,066
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Financial Services — continued
NCR Atleos LLC, 1st Lien Term Loan B (1-MONTH SOFR), 10.10%, 3/22/2029	3,451	3,484
OL SP LLC, 1st Lien Term Loan C (1-MONTH SOFR + 4.25%), 4.25%, 5/15/2025	878	877
		10,427
Ground Transportation — 0.0% ^
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.60%, 7/21/2028	3,006	3,011
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 3.00%), 8.60%, 7/21/2028	916	918
Genesee & Wyoming, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 7.33%, 4/10/2031	3,300	3,299
		7,228
Health Care Equipment & Supplies — 0.0% ^
Medline Borrower LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.85%, 10/23/2028	2,303	2,307
Health Care Providers & Services — 0.1%
DaVita, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.00%), 7.25%, 4/25/2031	6,924	6,922
Parexel International Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.25%, 11/15/2028	8,283	8,311
Syneos Health,Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.08%, 9/27/2030	9,900	9,830
		25,063
Hotels, Restaurants & Leisure — 0.0% ^
Carnival Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.00%, 8/9/2027	3,993	4,006
Household Durables — 0.0% ^
KDC Development Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 9.75%, 8/15/2028	3,516	3,517
Insurance — 0.1%
Asurion LLC, 1st Lien Term Loan B-11 (1-MONTH CME TERM SOFR + 4.25%), 9.60%, 8/21/2028	6,947	6,901
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	119

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Insurance — continued
Hub International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.53%, 6/20/2030	5,175	5,177
USI, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 8.08%, 9/27/2030	5,289	5,285
		17,363
IT Services — 0.0% ^
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 3.50%), 8.80%, 1/24/2031	1,726	1,728
MH Sub I LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 9.50%, 5/3/2028	6,110	6,090
		7,818
Leisure Products — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan (3-MONTH SOFR + 11.00%), 0.00%, 12/31/2025 ‡ (b)	138	12
Hercules Achievement, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 4.00%, 7/26/2031 (o)	3,995	3,976
Topgolf Callaway, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.25%, 3/18/2030	3,255	3,221
		7,209
Machinery — 0.0% ^
SPX Flow, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.75%, 4/5/2029	3,082	3,093
Media — 0.2%
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 7.33%, 12/9/2030	13,557	13,478
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.36%, 8/23/2028	1,096	1,092
CSC Holdings LLC, Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 9.84%, 1/18/2028	12,976	12,360
Outfront Media, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 7.00%, 11/18/2026	2,686	2,684
		29,614
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 7.25%, 11/22/2030	8,598	8,600
NorthRiver Midstream, 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.50%), 7.83%, 8/16/2030	4,482	4,497
		13,097
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 10.29%, 4/20/2028	9,076	9,384
Personal Care Products — 0.0% ^
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.11%, 5/17/2028	6,990	6,466
Pharmaceuticals — 0.0% ^
Elanco Animal Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 7.19%, 8/13/2031	3,864	3,859
MI OpCo Holdings, Inc., Delayed Draw Term Loan B (1-MONTH CME TERM SOFR + 7.25%), 12.60%, 3/31/2028	882	833
		4,692
Professional Services — 0.1%
Brookfield WEC Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.00%, 1/27/2031	10,740	10,746
Dun & Bradstreet Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 8.03%, 1/18/2029	7,501	7,510
KBR, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 7.34%, 1/17/2031	6,920	6,943
		25,199
Semiconductors & Semiconductor Equipment — 0.1%
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.95%, 2/1/2029	10,336	10,347
Software — 0.2%
AthenaHealth, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.50%, 2/15/2029	3,607	3,576
Camelot U.S. Acquisition LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.00%, 1/31/2031	6,633	6,633
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Software — continued
Central Parent LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.58%, 7/6/2029	5,310	5,258
Genesys Cloud Services Holdings, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.75%, 12/1/2027	10,006	10,040
UKG, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.55%, 2/10/2031	7,770	7,787
		33,294
Specialty Retail — 0.1%
Claire's Stores, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50%), 11.85%, 12/18/2026 (p)	1,471	1,280
Petco Health & Wellness Co., Inc., Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.85%, 3/3/2028	6,223	5,740
PrimeSource, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.84%, 12/28/2027	1,582	1,540
White Cap Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.50%, 10/19/2029	5,709	5,671
		14,231
Total Loan Assignments (Cost $315,830)		314,562
Foreign Government Securities — 1.0%
Arab Republic of Egypt
7.60%, 3/1/2029 (h)	6,100	5,738
7.63%, 5/29/2032 (h)	3,600	3,082
7.30%, 9/30/2033 (h)	2,500	2,050
8.50%, 1/31/2047 (h)	5,800	4,486
8.88%, 5/29/2050 (h)	3,600	2,861
Benin Government Bond 7.96%, 2/13/2038 (a)	2,340	2,240
Dominican Republic Government Bond
4.88%, 9/23/2032 (a)	1,310	1,233
6.00%, 2/22/2033 (a)	4,043	4,085
6.00%, 2/22/2033 (h)	5,243	5,297
6.60%, 6/1/2036 (a)	603	634
5.88%, 1/30/2060 (a)	3,545	3,254
Federal Republic of Nigeria
6.50%, 11/28/2027 (h)	6,550	6,100
6.13%, 9/28/2028 (a)	2,880	2,592
7.14%, 2/23/2030 (h)	2,700	2,443
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

8.75%, 1/21/2031 (h)	3,800	3,627
7.38%, 9/28/2033 (a)	2,327	1,946
Federative Republic of Brazil
4.75%, 1/14/2050	4,100	3,114
7.13%, 5/13/2054	6,690	6,851
Finance Department Government of Sharjah 6.13%, 3/6/2036 (a)	5,692	5,822
Gabonese Republic 6.95%, 6/16/2025 (h)	3,800	3,549
Hashemite Kingdom of Jordan 7.38%, 10/10/2047 (h)	4,000	3,630
Hungary Government Bond
5.50%, 6/16/2034 (a)	1,640	1,660
6.75%, 9/25/2052 (a)	1,245	1,402
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	3,500	3,815
Kingdom of Bahrain
7.00%, 10/12/2028 (h)	2,500	2,618
5.45%, 9/16/2032 (a)	1,677	1,593
Kingdom of Morocco 5.95%, 3/8/2028 (a)	1,381	1,420
Kingdom of Saudi Arabia 5.75%, 1/16/2054 (a)	3,700	3,774
Republic of Angola 8.75%, 4/14/2032 (a)	4,086	3,711
Republic of Colombia
10.38%, 1/28/2033	360	431
7.50%, 2/2/2034	1,491	1,537
8.75%, 11/14/2053	7,024	7,642
Republic of Costa Rica
6.55%, 4/3/2034 (a)	4,200	4,424
7.30%, 11/13/2054 (a)	3,925	4,250
Republic of Cote d'Ivoire
5.75%, 12/31/2032 (h) (i)	654	617
6.13%, 6/15/2033 (h)	866	792
8.25%, 1/30/2037 (a)	1,468	1,462
6.88%, 10/17/2040 (h)	EUR3,400	3,230
Republic of Iraq 5.80%, 1/15/2028 (h)	1,663	1,577
Republic of Panama 7.88%, 3/1/2057	2,034	2,228
Republic of Paraguay
5.00%, 4/15/2026 (h)	434	433
3.85%, 6/28/2033 (a)	503	456
6.00%, 2/9/2036 (a)	7,140	7,448
6.10%, 8/11/2044 (h)	1,400	1,413
5.60%, 3/13/2048 (h)	4,589	4,305
5.40%, 3/30/2050 (h)	14,281	13,081
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	121

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Republic of Philippines 5.60%, 5/14/2049	7,760	8,201
Republic of Poland
5.13%, 9/18/2034	1,388	1,424
5.50%, 3/18/2054	5,700	5,833
Republic of Senegal 6.75%, 3/13/2048 (h)	3,800	2,826
Republic of South Africa
4.30%, 10/12/2028	5,542	5,261
7.30%, 4/20/2052	2,000	1,925
Republic of Turkiye (The) 7.63%, 5/15/2034	10,069	10,472
Romania Government Bond
6.38%, 1/30/2034 (a)	3,104	3,191
7.63%, 1/17/2053 (a)	1,600	1,794
State of Israel Government Bond 5.75%, 3/12/2054	5,620	5,385
Sultanate of Oman Government Bond
6.25%, 1/25/2031 (a)	1,193	1,268
7.00%, 1/25/2051 (a)	12,400	13,853
Turkiye Ihracat Kredi Bankasi A/S 9.38%, 1/31/2026 (a)	1,289	1,349
United Mexican States 6.34%, 5/4/2053	1,280	1,257
Total Foreign Government Securities (Cost $216,204)		213,992
Municipal Bonds — 0.1% (q)
California — 0.1%
Alameda County Joint Powers Authority, Multiple Capital Projects Series 2010A, Rev., 7.05%, 12/1/2044	200	239
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	875	969
Regents of the University of California, Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120	1,820	1,271
State of California, Various Purpose GO, 7.35%, 11/1/2039	1,980	2,378
University of California, Taxable Series 2012AD, Rev., 4.86%, 5/15/2112	774	714
Total California		5,571
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

District of Columbia — 0.0% ^
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien Series 2014A, Rev., 4.81%, 10/1/2114	345	330
Missouri — 0.0% ^
Health and Educational Facilities Authority of the State of Missouri, The Washington University Series 2020A, Rev., 3.23%, 5/15/2050	3,000	2,297
New York — 0.0% ^
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010H, Rev., 5.39%, 3/15/2040	1,165	1,198
Port Authority of New York and New Jersey, Consolidated Series 174, Rev., 4.46%, 10/1/2062	740	672
Total New York		1,870
Ohio — 0.0% ^
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,025	1,264
Ohio State University (The), General Receipts Series 2011A, Rev., 4.80%, 6/1/2111	1,563	1,463
Ohio University, General Receipts, Federally Taxable Rev., 5.59%, 12/1/2114	2,000	1,992
Total Ohio		4,719
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041	855	883
Total Municipal Bonds (Cost $17,608)		15,670
	SHARES (000)
Common Stocks — 0.1%
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	5,884	59
MYT Holding LLC ‡ *	935	327
		386
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Diversified Telecommunication Services — 0.0% ^
Windstream Holdings, Inc. ‡ *	6	101
Financial Services — 0.0% ^
ACC Claims Holdings LLC ‡ * (r)	1,551	3
Health Care Providers & Services — 0.0% ^
Envision Healthcare Corp. ‡ *	4	43
Media — 0.0% ^
Clear Channel Outdoor Holdings, Inc. *	502	754
iHeartMedia, Inc., Class A *	127	197
		951
Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp.	44	3,300
Gulfport Energy Corp. *	29	4,196
		7,496
Pharmaceuticals — 0.0% ^
Endo, Inc. *	62	1,672
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ *	2	19
NMG, Inc. ‡ *	11	1,438
		1,457
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	70	2,627
Total Common Stocks (Cost $11,913)		14,736
Convertible Preferred Stocks — 0.0% ^
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ * (Cost $428)	2	3,341
	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.0% ^
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. 10.00% (Cash), 10/7/2024 ‡ * (c) (f) (g) (Cost $141)	—	1,534
INVESTMENTS	SHARES (000)	VALUE ($000)
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ * (Cost $1,987)	2,070	1,432
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ * (Cost $—)	33	333
	SHARES (000)
Short-Term Investments — 9.7%
Investment Companies — 9.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.25% (s) (t) (Cost $2,069,233)	2,068,841	2,069,875
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.34% (s) (t)	120	120
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (s) (t)	428	428
Total Investment of Cash Collateral from Securities Loaned (Cost $548)		548
Total Short-Term Investments (Cost $2,069,781)		2,070,423
Total Investments — 103.9% (Cost $22,836,280)		22,211,575
Liabilities in Excess of Other Assets — (3.9)%		(824,373)
NET ASSETS — 100.0%		21,387,202

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	123

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2024.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal.
The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Defaulted security.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
(e)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2024 is $50,258 or 0.23% of the Fund’s
net assets as of August 31, 2024.

(f)	Security is an interest bearing note with preferred security characteristics.
(g)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2024.

(h)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(i)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2024.

(j)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(m)	The rate shown is the effective yield as of August 31, 2024.
(n)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(o)	All or a portion of this security is unsettled as of August 31, 2024. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Income Funds	August 31, 2024

(p)	Fund is subject to legal or contractual restrictions on the resale of the security.
(q)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(r)	The security or a portion of this security is on loan at August 31, 2024. The total value of securities on loan at August 31, 2024 is $1.
(s)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(t)	The rate shown is the current yield as of August 31, 2024.
Futures contracts outstanding as of August 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	4,781	12/19/2024	USD	542,494	(2,441)
U.S. Treasury 10 Year Ultra Note	2,731	12/19/2024	USD	320,210	(4,124)
U.S. Treasury Long Bond	940	12/19/2024	USD	115,356	(1,297)
U.S. Treasury Ultra Bond	6,447	12/19/2024	USD	845,967	(13,926)
U.S. Treasury 2 Year Note	3,640	12/31/2024	USD	755,442	130
U.S. Treasury 5 Year Note	4,166	12/31/2024	USD	455,591	(696)
					(22,354)
Short Contracts
U.S. Treasury 10 Year Ultra Note	(6)	12/19/2024	USD	(704)	5
U.S. Treasury Long Bond	(25)	12/19/2024	USD	(3,068)	42
					47
					(22,307)

Abbreviations
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of August 31, 2024 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	34,918	EUR	31,464	HSBC Bank, NA	10/3/2024	91
Total unrealized appreciation						91
USD	34,128	EUR	31,464	Morgan Stanley	9/4/2024	(653)
Total unrealized depreciation						(653)
Net unrealized depreciation						(562)

Abbreviations
EUR	Euro
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	125

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 85.1% (a) (b)
Aerospace & Defense — 2.1%
Bleriot US Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.58%, 10/31/2030 (c)	1,177	1,182
Spirit Aerosystems, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 9.75%, 1/15/2027	781	787
TransDigm Group, Inc., 1st Lien Term Loan K (3-MONTH CME TERM SOFR + 2.75%), 8.08%, 3/22/2030	1,065	1,068
TransDigm, Inc., 1st Lien Term Loan J (3-MONTH CME TERM SOFR + 2.50%), 7.84%, 2/28/2031 (c)	2,214	2,216
Vertex Aerospace Services Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.09%, 12/6/2030	1,628	1,634
		6,887
Automobile Components — 2.0%
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 8.00%, 1/31/2031	2,207	2,212
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.33%, 12/13/2029 (c)	1,000	1,003
Clarios Global LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.75%, 5/6/2030	1,498	1,498
DexKo Global, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.35%, 10/4/2028	1,282	1,252
Truck Hero, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 8.86%, 1/31/2028	815	803
		6,768
Beverages — 1.0%
Triton Water Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.85%, 3/31/2028	2,323	2,321
Tropicana, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%; 3-MONTH CME TERM SOFR + 3.25%), 8.66%, 1/24/2029	982	848
		3,169
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Broadline Retail — 0.5%
Shutterfly LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 6.00%), 11.06%, 10/1/2027 ‡	218	218
Shutterfly LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 1.00%), 6.33%, 10/1/2027	1,856	1,569
		1,787
Building Products — 3.7%
ACProducts Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 9.85%, 5/17/2028	659	495
AZZ, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.50%, 5/14/2029	1,545	1,555
Chamberlain Group, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.60%, 11/3/2028	1,572	1,569
Emerald Debt Merger Sub LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.56%, 8/4/2031	793	792
Emerson Climate Technologies, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.56%, 5/31/2030	2,055	2,054
Griffon Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 7.95%, 1/24/2029	993	990
MIWD Holdco II LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.50%), 8.75%, 3/28/2031	1,905	1,913
Quikrete Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.50%, 3/19/2029	1,826	1,829
Summit Materials LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 7.05%, 1/12/2029	1,047	1,052
		12,249
Capital Markets — 0.7%
Creative Planning LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 7.25%, 5/19/2031	1,520	1,517
Duff & Phelps Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.08%, 4/9/2027	971	964
		2,481
Chemicals — 2.2%
DuPont Performance, 1st Lien Term Loan B-6 (3-MONTH CME TERM SOFR + 2.00%), 7.33%, 12/20/2029	916	918
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Chemicals — continued
Ecovyst Catalyst Technologies LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.50%, 6/12/2031	1,895	1,889
INEOS Enterprises, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 8.91%, 7/7/2030	1,108	1,110
INEOS US Finance LLC, 1st Lien Term Loan B (Luxembourg) (1-MONTH CME TERM SOFR + 3.25%), 8.59%, 2/18/2030	2,090	2,084
W. R. Grace, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.50%, 9/22/2028 (c)	1,428	1,431
		7,432
Commercial Services & Supplies — 4.9%
Allied Universal Holdco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.10%, 5/12/2028	1,849	1,837
API Group DE, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 7.25%, 1/3/2029	947	948
BIFM CA Buyer, Inc., 1st Lien Term Loan B (Canada) (1-MONTH CME TERM SOFR + 4.25%), 9.50%, 5/31/2028	828	830
Conservice Midco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.84%, 5/13/2027	1,891	1,893
Garda World Security Corp., 1st Lien Term Loan B (Canada) (1-MONTH CME TERM SOFR + 3.50%), 9.59%, 2/1/2029	1,532	1,533
Harsco Corp., Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 7.61%, 3/10/2028	1,424	1,421
Intrado Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 8.83%, 1/31/2030	990	985
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.75%), 7.89%, 6/21/2028	2,526	2,529
Nielsen Holdings plc, Term Loan B-3 (1-MONTH CME TERM SOFR + 3.75%), 9.11%, 3/6/2028	993	979
Prime Security Services Borrower LLC, 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.25%), 7.60%, 10/11/2030	3,341	3,346
		16,301
Communications Equipment — 0.7%
CommScope, Inc., 1st Lien Term Loan B-2 (Netherlands) (1-MONTH CME TERM SOFR + 3.25%), 8.61%, 4/6/2026	2,299	2,182
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Construction & Engineering — 1.6%
Osmose Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.61%, 6/23/2028	2,431	2,415
Pike Corp., Delayed Draw Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.36%, 1/21/2028	1,888	1,894
Rockwood Service Corp. 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 8.75%, 7/23/2031	119	119
Zekelman Industries, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.56%, 1/24/2031	997	999
		5,427
Consumer Staples Distribution & Retail — 1.9%
Moran Foods LLC, 1st Lien Super Senior Delayed Term Loan (3-MONTH SOFR + 11.50%), 16.71%, 6/30/2026 ‡	613	613
Moran Foods LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 10.68% (PIK) + 2.00% (Cash)), 12.68%, 6/30/2026 ‡ (d)	2,985	1,535
(3-MONTH CME TERM SOFR + 10.68% (PIK) + 2.00% (Cash)), 12.68%, 6/30/2026 ‡ (d)	3,648	2,956
Utz Quality Foods LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.00%, 1/20/2028	1,135	1,137
		6,241
Containers & Packaging — 2.5%
BWAY Intermediate Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.84%, 4/15/2027	2,076	2,082
Graham Packaging Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.75%, 8/4/2027	1,374	1,374
LABL, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 10.35%, 10/30/2028	1,518	1,456
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 2.50%), 7.75%, 9/25/2028	600	600
Ring Container Technologies LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 8.00%, 8/14/2028	1,063	1,064
Tekni-Plex, Inc., 1st Lien Term Loan B-6 (3-MONTH CME TERM SOFR + 4.00%), 9.33%, 9/15/2028	1,569	1,573
		8,149
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	127

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Diversified Consumer Services — 1.5%
LegalShield, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 9.11%, 12/7/2028	1,688	1,688
Mister Car Wash Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.25%, 3/27/2031	1,130	1,131
St. George's University Scholastic Services LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.00%, 2/12/2029	998	996
Wand Newco 3, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 3.25%), 9.10%, 1/30/2031	1,300	1,301
		5,116
Diversified Telecommunication Services — 1.7%
Altice Financing SA, 1st Lien Term Loan B (Luxembourg) (3-MONTH CME TERM SOFR + 5.00%), 10.30%, 10/29/2027	1,006	896
Cincinnati Bell, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 8.60%, 11/22/2028	1,095	1,092
Iridium Communications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.50%, 9/20/2030	2,245	2,235
Lumen Technologies, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.35%), 7.74%, 4/16/2029	537	431
Lumen Technologies, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.35%), 7.74%, 4/15/2030	549	429
Numericable U.S. LLC, 1st Lien Term Loan B-14 (France) (3-MONTH CME TERM SOFR + 5.50%), 10.80%, 8/15/2028	628	475
		5,558
Electric Utilities — 0.6%
Astoria Energy LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.86%, 12/10/2027	731	733
Exelon Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.31%, 12/15/2027	1,366	1,367
		2,100
Electrical Equipment — 0.5%
Vertiv Group Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 7.34%, 3/2/2027	1,692	1,695
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electronic Equipment, Instruments & Components — 1.2%
Coherent Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.75%, 7/2/2029 (c)	2,014	2,018
Ingram Micro, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 8.60%, 7/3/2028	1,016	1,019
Mirion Technologies, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.58%, 10/20/2028	1,005	1,004
		4,041
Entertainment — 1.8%
Banijay Entertainment, 1st Lien Term Loan B (France) (1-MONTH CME TERM SOFR + 3.25%), 8.59%, 3/1/2028	832	835
Delta 2 (Lux) SARL, 1st Lien Term Loan B (Luxembourg) (3-MONTH CME TERM SOFR + 2.25%), 7.58%, 1/15/2030	2,500	2,509
Live Nation Entertainment, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 7.16%, 10/19/2026	924	922
WMG Acquisition Corp., 1st Lien Term Loan I (1-MONTH CME TERM SOFR + 2.00%), 7.25%, 1/24/2031	1,847	1,848
		6,114
Financial Services — 2.5%
GTCR W Merger Sub LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.75%, 1/31/2031	1,855	1,856
NCR Atleos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.75%; 3-MONTH CME TERM SOFR + 4.75%), 10.10%, 3/22/2029	1,659	1,675
Nuvei Technologies Corp., 1st Lien Term Loan (Canada) (1-MONTH CME TERM SOFR + 3.00%), 8.35%, 12/19/2030	997	998
Nuvei Technologies Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.15%, 7/18/2031 (c)	1,843	1,836
Trans Union LLC, 1st Lien Term Loan B-7 (1-MONTH CME TERM SOFR + 2.00%), 7.25%, 12/1/2028	1,837	1,838
		8,203
Food Products — 0.2%
B&G Foods, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 8.56%, 10/10/2029	506	502
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Ground Transportation — 1.9%
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.60%, 7/21/2028	483	484
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 3.00%), 8.60%, 7/21/2028	252	253
First Student Bidco, Inc., Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.43%, 7/21/2028	1,629	1,632
Genesee & Wyoming, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 7.33%, 4/10/2031	2,027	2,026
Hertz Corp. (The), 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.86%, 6/30/2028	1,658	1,490
Hertz Corp. (The), 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.50%), 8.86%, 6/30/2028	322	289
		6,174
Health Care Equipment & Supplies — 2.7%
Avantor Funding, Inc., 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 2.00%), 7.35%, 11/8/2027	636	639
Bausch & Lomb Corp., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.66%, 5/10/2027	1,296	1,278
Insulet Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.75%, 8/1/2031 (c)	1,825	1,829
Medline Borrower LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.85%, 10/23/2028 (c)	4,029	4,037
Resonetics LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.09%, 6/18/2031	990	992
		8,775
Health Care Providers & Services — 4.2%
AHP Health Partners, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.61%, 8/24/2028	1,003	1,007
CVS Holdings, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.25%, 4/15/2031	1,333	1,334
DaVita, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.00%), 7.25%, 4/25/2031	1,846	1,846
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
Option Care Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.50%, 10/27/2028	1,781	1,789
Parexel International Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.25%, 11/15/2028	1,773	1,779
PCI Pharma Services, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.58%, 11/30/2027	1,658	1,660
Radiology Partners, Inc., 1st Lien PIK Term Loan B (3-MONTH CME TERM SOFR + 5.00%), 8.88%, 1/31/2029	1,114	1,054
Surgery Center Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.06%, 12/19/2030	1,017	1,019
Syneos Health,Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.08%, 9/27/2030	1,721	1,709
US Renal Care, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 5.00%), 10.46%, 6/28/2028	804	693
		13,890
Hotels, Restaurants & Leisure — 3.5%
Caesars Entertainment, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.00%, 2/6/2030	1,864	1,863
Caesars Entertainment, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.75%), 8.00%, 2/6/2031	1,347	1,344
Carnival Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.00%, 8/9/2027 (c)	1,691	1,696
Cedar Fair LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 7.20%, 5/1/2031	1,720	1,722
Four Seasons Holdings, Inc., 1st Lien Term Loan B (Canada) (1-MONTH CME TERM SOFR + 2.00%), 7.25%, 11/30/2029	1,745	1,750
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.50%, 3/14/2031	831	831
UFC Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.75%), 8.29%, 4/29/2026	591	592
Whataburger, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.00%, 8/3/2028	1,872	1,873
		11,671
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	129

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Household Durables — 0.9%
KDC Development Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 9.75%, 8/15/2028	2,053	2,054
Traeger Grills, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.60%, 6/29/2028	867	812
		2,866
Independent Power and Renewable Electricity Producers — 0.5%
Calpine Construction Finance Co. LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 7.25%, 7/19/2030	1,650	1,647
Insurance — 3.7%
Alliant Holdings Intermediate LLC, 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 3.50%), 8.81%, 11/6/2030	1,441	1,445
Asurion LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.61%, 7/30/2027	287	284
Asurion LLC, 1st Lien Term Loan B-11 (1-MONTH CME TERM SOFR + 4.25%), 9.60%, 8/21/2028	2,811	2,792
Asurion LLC, 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 5.25%), 10.61%, 1/31/2028	1,510	1,408
Asurion LLC, Term Loan B-10 (1-MONTH CME TERM SOFR + 4.00%), 9.35%, 8/21/2028	684	677
Hub International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.53%, 6/20/2030	2,221	2,222
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.25%, 7/31/2031	1,900	1,902
USI, Inc., 1st Lien Term Loan B
(3-MONTH CME TERM SOFR + 2.75%), 8.08%, 11/21/2029	1,021	1,020
(3-MONTH CME TERM SOFR + 2.75%), 8.08%, 9/27/2030	497	497
		12,247
Interactive Media & Services — 0.4%
Getty Images, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 9.93%, 2/19/2026	1,175	1,173
IT Services — 1.8%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3
(3-MONTH CME TERM SOFR + 3.50%), 8.80%, 1/24/2031	580	581
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

IT Services — continued
(3-MONTH CME TERM SOFR + 3.50%), 8.80%, 2/3/2031	445	445
Ancestry.com, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.60%, 12/6/2027	829	799
MH Sub I LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 9.50%, 5/3/2028	1,666	1,661
Modena Buyer LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 9.83%, 7/1/2031	1,180	1,129
Virtusa Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.50%, 2/15/2029	1,203	1,202
		5,817
Leisure Products — 1.3%
FGI Operating Co. LLC, 1st Lien Term Loan (3-MONTH SOFR + 11.00%), 0.00%, 12/31/2025 ‡ (e)	3,768	317
Hercules Achievement, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 4.00%, 7/26/2031 (c)	2,165	2,155
Recess Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 9.75%, 2/14/2030	838	840
Topgolf Callaway, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.25%, 3/18/2030	1,107	1,095
		4,407
Life Sciences Tools & Services — 0.1%
ICON, 1st Lien Term Loan B, (Luxembourg)
(3-MONTH CME TERM SOFR + 2.00%), 7.33%, 7/3/2028	233	234
(3-MONTH CME TERM SOFR + 2.00%), 7.33%, 7/3/2028	58	59
		293
Machinery — 2.5%
CPM Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 9.84%, 9/28/2028	909	873
Crosby US Acquisition Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.25%, 8/16/2029	841	844
Gates Global LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.50%, 11/16/2029	245	246
SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Machinery — continued
Gemini HDPE LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.51%, 12/31/2027	1,413	1,414
SPX Flow, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.75%, 4/5/2029	1,639	1,645
Sundyne, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 9.60%, 3/17/2027	1,699	1,709
Thyssenkrupp Elevator, 1st Lien Term Loan B (Germany) (6-MONTH CME TERM SOFR + 3.50%), 8.59%, 4/30/2030	1,503	1,508
		8,239
Media — 3.4%
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 7.33%, 12/9/2030	1,891	1,879
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.36%, 8/23/2028 (c)	2,176	2,168
CSC Holdings LLC, Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 9.84%, 1/18/2028	1,381	1,316
DirectV Financing LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 5.00%), 10.36%, 8/2/2027	314	316
E.W. Scripps Co., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 3.00%), 8.36%, 1/7/2028	1,491	1,268
Gray Television, Inc., 1st Lien Term Loan D (1-MONTH CME TERM SOFR + 3.00%), 8.46%, 12/1/2028	917	832
iHeartCommunications, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 8.36%, 5/1/2026	1,907	1,579
iHeartCommunications, Inc., Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.61%, 5/1/2026	813	675
Summer (BC) Holdco B SARL, 1st Lien Term Loan B (Luxembourg) (3-MONTH CME TERM SOFR + 5.00%), 10.59%, 2/15/2029	476	478
Univision Communications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.61%, 3/16/2026	745	744
		11,255
Oil, Gas & Consumable Fuels — 4.3%
Buckeye Partners LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 7.25%, 11/22/2030 (c)	1,599	1,599
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Buckeye Partners LP, 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.00%), 7.25%, 11/2/2026	457	459
CPPIB OVM Member U.S. LLC, 1st Lien Term Loan B-1 (3-MONTH CME TERM SOFR + 3.50%), 8.59%, 8/7/2031 (c)	1,683	1,687
EPIC Crude Services LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 10.36%, 3/2/2026	1,643	1,646
Medallion Midland Acquisition LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.50%), 8.84%, 10/18/2028	2,184	2,188
NGL Energy Operating LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.00%, 2/3/2031	1,466	1,462
NorthRiver Midstream, 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.50%), 7.83%, 8/16/2030	2,009	2,015
Tallgrass Energy, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.75%), 10.00%, 8/1/2029	1,666	1,664
WhiteWater Whistler Holdings, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.63%, 2/15/2030	1,656	1,656
		14,376
Passenger Airlines — 1.7%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 10.29%, 4/20/2028	3,620	3,742
JetBlue Airways Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.25%), 10.27%, 8/13/2029	1,930	1,877
		5,619
Personal Care Products — 0.5%
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.11%, 5/17/2028	1,756	1,625
Pharmaceuticals — 1.0%
Bausch Health Cos., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 5.25%), 10.60%, 2/1/2027	1,072	1,016
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	131

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Pharmaceuticals — continued
Endo Finance Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 9.78%, 4/9/2031	1,250	1,247
Jazz Pharmaceuticals plc, 1st Lien Term Loan B-2 (Luxembourg) (3-MONTH CME TERM SOFR + 2.25%), 8.46%, 5/5/2028	965	965
		3,228
Professional Services — 4.4%
Brookfield WEC Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.00%, 1/27/2031	3,539	3,541
Creative Artists Agency LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.50%, 11/27/2028	1,362	1,368
Dun & Bradstreet Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 8.03%, 1/18/2029	1,923	1,925
Ensemble RCM, LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.25%, 8/1/2029	1,061	1,063
Grant Thornton LLP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.50%, 5/31/2031	1,655	1,660
KBR, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 7.34%, 1/17/2031	1,740	1,745
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-8 (1-MONTH CME TERM SOFR + 2.00%), 7.25%, 5/9/2031	1,175	1,178
VT Topco, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.75%, 8/9/2030	1,995	2,004
		14,484
Semiconductors & Semiconductor Equipment — 1.7%
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.95%, 2/1/2029	2,169	2,172
Altar Bidco, Inc., 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 10.40%, 2/1/2030	896	861
Entegris, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 7.08%, 7/6/2029	1,255	1,259
Synaptics, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.85%, 12/4/2028	1,501	1,496
		5,788
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Software — 7.1%
AthenaHealth, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.50%, 2/15/2029	1,636	1,622
Boxer Parent Co., Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.01%, 7/30/2031	2,705	2,696
Camelot U.S. Acquisition LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.00%, 1/31/2031	1,526	1,526
Central Parent LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.58%, 7/6/2029 (c)	2,050	2,030
Citrix, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 9.83%, 3/21/2031	876	879
Consilio, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.86%, 5/15/2028	1,894	1,891
DigiCert, Inc., 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 4.00%), 9.25%, 10/16/2026	558	546
(1-MONTH CME TERM SOFR + 7.00%), 12.25%, 2/16/2029	620	530
Genesys Cloud Services Holdings, 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 3.50%), 8.75%, 12/1/2027	3,424	3,436
(1-MONTH CME TERM SOFR + 3.75%), 9.11%, 12/1/2027	497	500
ION Corp., 1st Lien Term Loan B (3-MONTH SOFR + 3.75%), 9.08%, 7/18/2030	577	577
Project Boost Purchaser LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 8.96%, 6/1/2026	1,611	1,615
Proofpoint, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.25%, 8/31/2028	1,101	1,101
RealPage, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.36%, 4/24/2028	962	921
Rocket Software, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.75%), 10.00%, 11/28/2028	903	902
ThoughtWorks, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 8.10%, 3/24/2028	424	420
UKG, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.55%, 2/10/2031	2,450	2,456
		23,648
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Specialty Retail — 3.7%
Claire's Stores, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50%), 11.85%, 12/18/2026 (f)	1,215	1,057
Leslie's Poolmart, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.11%, 3/9/2028 (c)	2,076	1,986
Petco Health & Wellness Co., Inc., Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.85%, 3/3/2028	1,456	1,343
PetSmart LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.10%, 2/11/2028 (c)	2,178	2,162
PrimeSource, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.84%, 12/28/2027	1,665	1,620
Serta Simmons Bedding LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 7.50%), 12.95%, 6/29/2028	637	514
Staples, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.75%), 11.08%, 8/23/2029	2,462	2,241
White Cap Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.50%, 10/19/2029	1,347	1,338
		12,261
Total Loan Assignments (Cost $289,367)		281,885
Corporate Bonds — 4.6%
Automobile Components — 0.4%
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	233	233
6.50%, 4/1/2027	1,000	1,005
		1,238
Chemicals — 0.4%
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (g)	250	270
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	1,000	947
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (g)	260	224
		1,441
Consumer Finance — 0.3%
Ford Motor Credit Co. LLC 4.13%, 8/17/2027	1,000	972
Diversified Telecommunication Services — 1.0%
CCO Holdings LLC 4.50%, 8/15/2030 (g)	3,750	3,344
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — 0.3%
Tenet Healthcare Corp. 4.63%, 6/15/2028	1,000	977
IT Services — 0.3%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (g)	850	816
Media — 1.2%
DISH DBS Corp.
5.88%, 11/15/2024	2,000	1,941
5.25%, 12/1/2026 (g)	750	643
Sirius XM Radio, Inc. 5.00%, 8/1/2027 (g)	1,500	1,466
		4,050
Oil, Gas & Consumable Fuels — 0.7%
Hess Midstream Operations LP 5.63%, 2/15/2026 (g)	750	748
NuStar Logistics LP 5.63%, 4/28/2027	1,500	1,504
		2,252
Total Corporate Bonds (Cost $15,070)		15,090
	SHARES (000)
Exchange-Traded Funds — 1.8%
Fixed Income — 1.8%
Invesco Senior Loan ETF (Cost $6,031)	286	6,026
Convertible Preferred Stocks — 1.8%
Specialty Retail — 1.8%
Claire's Stores, Inc. ‡ * (Cost $755)	4	5,892
Common Stocks — 1.1%
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	17,453	175
Diversified Telecommunication Services — 0.0% ^
Windstream Holdings, Inc. ‡ *	7	115
Machinery — 0.0% ^
SSB Equipment Co., Inc. ‡ *	31	—
Media — 0.2%
Clear Channel Outdoor Holdings, Inc. *	284	426
iHeartMedia, Inc., Class A *	62	97
		523
Pharmaceuticals — 0.1%
Endo, Inc. *	9	254
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	133

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — 0.8%
Claire's Stores, Inc. ‡ *	3	34
NMG, Inc. ‡ *	17	2,273
Serta Simmons Bedding LLC ‡ *	31	231
		2,538
Total Common Stocks (Cost $6,878)		3,605
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Entertainment — 0.0% ^
Cineworld Group plc expiring 12/23/2025, price 4,149.00 GBP (United Kingdom) * (Cost $—(h))	63	—
	SHARES (000)
Short-Term Investments — 7.2%
Investment Companies — 7.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.13% (i) (j) (Cost $23,746)	23,746	23,746
Total Investments — 101.6% (Cost $341,847)		336,244
Liabilities in Excess of Other Assets — (1.6)%		(5,200)
NET ASSETS — 100.0%		331,044

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
GBP	British Pound
PIK	Payment In Kind
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
(c)	All or a portion of this security is unsettled as of August 31, 2024. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(d)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(e)	Defaulted security.
(f)	Fund is subject to legal or contractual restrictions on the resale of the security.
(g)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(h)	Value is zero.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of August 31, 2024.
Centrally Cleared Credit default swap contracts outstanding — sell protection(**) as of August 31, 2024 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.42-V1	5.00	Quarterly	6/20/2029	3.22	USD3,000	148	97	245

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Income Funds	August 31, 2024

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	135

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 33.7%
U.S. Treasury Bonds
5.25%, 11/15/2028	20,000	21,169
1.88%, 2/15/2041	14,500	10,428
2.00%, 11/15/2041	27,000	19,487
3.88%, 2/15/2043	15,000	14,195
3.88%, 5/15/2043	10,000	9,442
3.75%, 11/15/2043	75,300	69,632
3.00%, 5/15/2045	31,000	25,342
2.75%, 11/15/2047	35,000	26,767
2.00%, 2/15/2050	35,000	22,408
1.25%, 5/15/2050	10,000	5,254
U.S. Treasury Inflation Indexed Bonds 1.38%, 2/15/2044	37,071	33,062
U.S. Treasury Notes
1.13%, 2/28/2025	25,000	24,558
0.50%, 3/31/2025	50,000	48,820
0.38%, 4/30/2025	20,000	19,450
3.88%, 4/30/2025	10,000	9,949
2.00%, 8/15/2025	20,000	19,552
1.63%, 2/15/2026	20,000	19,300
3.63%, 5/15/2026	10,000	9,934
4.38%, 8/15/2026	35,000	35,282
2.25%, 2/15/2027	35,000	33,692
0.63%, 3/31/2027	30,000	27,654
2.25%, 8/15/2027	40,000	38,287
1.25%, 4/30/2028	11,120	10,168
3.50%, 4/30/2028	5,000	4,955
4.00%, 6/30/2028	25,000	25,214
3.13%, 11/15/2028	25,000	24,376
3.50%, 4/30/2030	5,000	4,929
4.25%, 2/28/2031	25,000	25,637
1.88%, 2/15/2032	10,000	8,736
3.50%, 2/15/2033	20,000	19,456
Total U.S. Treasury Obligations (Cost $722,290)		667,135
Mortgage-Backed Securities — 29.5%
FHLMC Gold Pools, 30 Year
Pool # C00376, 8.00%, 11/1/2024	—	—
Pool # C00414, 7.50%, 8/1/2025	—	—
Pool # G00981, 8.50%, 7/1/2028	2	2
Pool # C00742, 6.50%, 4/1/2029	25	26
Pool # C00785, 6.50%, 6/1/2029	9	9
Pool # C47318, 7.00%, 9/1/2029	145	150
Pool # C01292, 6.00%, 2/1/2032	13	13
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # A16155, 5.50%, 11/1/2033	44	45
Pool # C03589, 4.50%, 10/1/2040	273	273
Pool # Q41177, 3.50%, 6/1/2046	11,148	10,439
Pool # G61334, 4.00%, 3/1/2047	2,220	2,175
Pool # Q54902, 4.00%, 3/1/2048	2,388	2,292
Pool # Q54950, 4.00%, 3/1/2048	3,086	3,004
Pool # Q59727, 4.00%, 11/1/2048	3,632	3,486
FHLMC UMBS, 30 Year
Pool # ZT1593, 3.50%, 1/1/2049	903	843
Pool # RA2484, 3.00%, 6/1/2050	4,117	3,724
Pool # RA2904, 3.00%, 6/1/2050	6,548	5,908
Pool # RA2970, 2.50%, 7/1/2050	7,623	6,581
Pool # QB2020, 2.50%, 8/1/2050	5,393	4,662
Pool # SD7535, 2.50%, 2/1/2051	4,546	3,964
Pool # RA5576, 2.50%, 7/1/2051	4,965	4,290
Pool # QC6209, 2.50%, 8/1/2051	4,849	4,194
Pool # QC7451, 2.00%, 9/1/2051	11,539	9,577
Pool # RA7683, 5.00%, 7/1/2052	6,751	6,718
Pool # RA7937, 5.00%, 9/1/2052	13,281	13,212
Pool # SD5658, 5.50%, 6/1/2054	8,982	9,085
FNMA Pool # 620061 ARM, 6.31%, 11/1/2027 (a)	3	3
FNMA UMBS, 15 Year
Pool # MA0512, 4.00%, 9/1/2025	37	37
Pool # FM4449, 3.00%, 12/1/2034	5,674	5,509
Pool # CA7114, 2.50%, 9/1/2035	13,005	12,117
FNMA UMBS, 30 Year
Pool # 250575, 6.50%, 6/1/2026	2	2
Pool # 483802, 5.50%, 2/1/2029	48	49
Pool # 524949, 7.50%, 3/1/2030	4	4
Pool # 545639, 6.50%, 4/1/2032	58	60
Pool # 702435, 5.50%, 5/1/2033	398	406
Pool # 709441, 5.50%, 7/1/2033	115	115
Pool # 730711, 5.50%, 8/1/2033	173	179
Pool # 743127, 5.50%, 10/1/2033	157	162
Pool # 747628, 5.00%, 11/1/2033	291	294
Pool # 753662, 5.50%, 12/1/2033	190	193
Pool # 755615, 5.50%, 1/1/2034	249	258
Pool # 811755, 7.00%, 3/1/2035	610	637
Pool # 845834, 5.50%, 10/1/2035	133	137
Pool # 888201, 5.50%, 2/1/2036	61	63
Pool # 831409, 5.50%, 4/1/2036	303	313
Pool # 867420, 5.50%, 5/1/2036	179	185
Pool # 745802, 6.00%, 7/1/2036	318	334
Pool # 969708, 4.50%, 3/1/2038	34	33
Pool # AE1216, 3.50%, 1/1/2041	727	686
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AE1260, 3.50%, 8/1/2041	468	433
Pool # AB5378, 3.50%, 5/1/2042	1,877	1,765
Pool # AO6710, 4.00%, 6/1/2042	1,784	1,748
Pool # AR5147, 3.00%, 3/1/2043	1,804	1,654
Pool # AT8192, 4.00%, 6/1/2043	1,222	1,189
Pool # AS1112, 4.00%, 11/1/2043	3,044	2,959
Pool # BM1109, 4.00%, 10/1/2044	2,169	2,126
Pool # AS4073, 4.00%, 12/1/2044	1,440	1,389
Pool # AL8660, 4.00%, 6/1/2045	3,273	3,207
Pool # AS5648, 3.50%, 7/1/2045	1,876	1,755
Pool # AS6208, 3.50%, 10/1/2045	689	652
Pool # AS6344, 3.50%, 12/1/2045	2,040	1,908
Pool # BM5560, 4.00%, 1/1/2046	6,004	5,884
Pool # AL8030, 4.00%, 2/1/2046	1,996	1,953
Pool # AX5520, 3.00%, 5/1/2046	625	567
Pool # AX5546, 3.00%, 9/1/2046	1,181	1,076
Pool # AX5547, 3.50%, 9/1/2046	1,523	1,425
Pool # BM3744, 4.00%, 3/1/2047	6,263	6,115
Pool # BM1049, 4.00%, 4/1/2047	6,015	5,798
Pool # CA0411, 4.00%, 9/1/2047	4,275	4,159
Pool # CA0861, 3.50%, 11/1/2047	3,486	3,252
Pool # BJ1666, 4.00%, 12/1/2047	3,468	3,368
Pool # BM3477, 4.00%, 1/1/2048	3,038	2,940
Pool # CA1006, 4.00%, 1/1/2048	3,750	3,636
Pool # CA1361, 3.50%, 2/1/2048	2,859	2,667
Pool # BD9074, 3.50%, 3/1/2048	1,117	1,042
Pool # BJ4640, 4.00%, 3/1/2048	1,428	1,387
Pool # BD9078, 4.00%, 4/1/2048	2,023	1,939
Pool # BD9077, 3.50%, 5/1/2048	238	222
Pool # BD9083, 4.00%, 7/1/2048	2,006	1,923
Pool # CA2489, 4.50%, 10/1/2048	935	911
Pool # BN7416, 3.50%, 9/1/2049	2,201	2,053
Pool # BO1418, 3.50%, 9/1/2049	2,462	2,294
Pool # BO1427, 3.50%, 9/1/2049	2,226	2,074
Pool # CA4431, 3.50%, 10/1/2049	3,292	3,063
Pool # MA3803, 3.50%, 10/1/2049	1,594	1,485
Pool # FM2014, 3.00%, 11/1/2049	6,890	6,241
Pool # BN0803, 3.50%, 12/1/2049	914	852
Pool # MA3872, 3.50%, 12/1/2049	1,586	1,478
Pool # BN0807, 3.50%, 1/1/2050	720	670
Pool # FM2437, 3.00%, 2/1/2050	8,586	7,754
Pool # CA6144, 2.50%, 6/1/2050	11,624	10,041
Pool # BP7345, 3.00%, 6/1/2050	11,412	10,283
Pool # CA6322, 2.50%, 7/1/2050	9,219	7,964
Pool # CA6361, 2.50%, 7/1/2050	5,288	4,611
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BQ1645, 2.50%, 8/1/2050	5,742	4,991
Pool # BQ1911, 2.00%, 10/1/2050	3,895	3,244
Pool # BQ2999, 2.50%, 10/1/2050	6,356	5,510
Pool # BQ6118, 2.50%, 10/1/2050	6,865	5,931
Pool # FM8179, 2.50%, 7/1/2051	3,049	2,620
Pool # FM8787, 2.50%, 10/1/2051	15,543	13,468
Pool # FS2559, 3.00%, 12/1/2051	4,001	3,583
Pool # CB3121, 3.00%, 2/1/2052	7,050	6,268
Pool # FS7706, 3.50%, 8/1/2052	20,759	19,262
Pool # CB4630, 5.50%, 9/1/2052	22,429	22,735
Pool # CB5131, 5.00%, 11/1/2052	13,179	13,099
Pool # FS3421, 5.00%, 12/1/2052	6,232	6,200
Pool # FS5027, 4.00%, 2/1/2053	4,633	4,402
Pool # BU4029, 5.00%, 6/1/2053	13,380	13,286
Pool # CB6842, 5.50%, 8/1/2053	12,816	12,917
Pool # CB7319, 4.50%, 10/1/2053	14,225	13,857
FNMA, Other
Pool # AN0571, 3.10%, 1/1/2026	6,500	6,367
Pool # AM7199, 3.30%, 11/1/2026	2,856	2,799
Pool # FN0040, 3.04%, 6/1/2027 (a)	1,736	1,686
Pool # AN6800, 2.97%, 9/1/2027	3,230	3,121
Pool # AN6825, 2.80%, 10/1/2027	3,799	3,650
Pool # AN9486, 3.57%, 6/1/2028	12,234	11,905
Pool # 405220, 6.00%, 9/1/2028	1	1
Pool # AN3908, 3.12%, 1/1/2029	7,574	7,271
Pool # BL1950, 3.47%, 3/1/2029	12,638	12,324
Pool # AN8493, 3.30%, 2/1/2030	4,534	4,295
Pool # BM5425, 3.15%, 3/1/2030 (a)	2,002	1,902
Pool # BL9023, 1.22%, 11/1/2030	20,160	17,105
Pool # BL4576, 2.70%, 10/1/2031	15,000	13,497
Pool # AN8412, 3.39%, 2/1/2033	4,237	3,986
Pool # AN8464, 3.33%, 3/1/2033	6,089	5,705
Pool # BS3202, 1.94%, 9/1/2033	4,707	3,951
Pool # BL2944, 3.19%, 7/1/2034	1,700	1,535
Pool # BL3288, 2.52%, 9/1/2034	12,000	10,351
Pool # BL4331, 2.41%, 10/1/2034	15,203	13,010
Pool # BS2718, 1.95%, 8/1/2036	9,862	7,918
Pool # BL4215, 2.56%, 9/1/2036	6,787	5,733
Pool # BL7125, 2.04%, 6/1/2037	8,067	6,336
Pool # BF0617, 2.50%, 3/1/2062	5,156	4,238
GNMA I, 30 Year
Pool # 401860, 7.50%, 6/15/2025	—	—
Pool # 377557, 8.00%, 7/15/2025	1	1
Pool # 472679, 7.00%, 6/15/2028	—	—
Pool # 784010, 4.00%, 3/15/2045	353	348
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	137

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 626938, 4.00%, 4/15/2045	194	191
Pool # 784041, 4.00%, 8/15/2045	2,406	2,373
Pool # 784208, 4.00%, 7/15/2046	3,407	3,360
Pool # 784897, 2.50%, 10/15/2049	8,126	7,204
Pool # BU5359, 3.00%, 4/15/2050	9,429	8,626
GNMA II, 30 Year
Pool # 2324, 8.00%, 11/20/2026	2	2
Pool # 2344, 8.00%, 12/20/2026	3	3
Pool # 2512, 8.00%, 11/20/2027	10	11
Pool # MA7589, 2.50%, 9/20/2051	4,881	4,266
Pool # CH2211, 3.50%, 9/20/2051	10,544	9,685
Total Mortgage-Backed Securities (Cost $636,245)		584,489
Collateralized Mortgage Obligations — 20.5%
FHLMC Seasoned Credit Risk Transfer Trust
Series 2019-3, Class M55D, 4.00%, 10/25/2058	1,366	1,277
Series 2020-1, Class M55G, 3.00%, 8/25/2059	12,191	11,087
FHLMC, REMIC
Series 3798, Class AY, 3.50%, 1/15/2026	216	214
Series 3809, Class BC, 3.50%, 2/15/2026	186	184
Series 3188, Class GE, 6.00%, 7/15/2026	111	112
Series 3926, Class MW, 4.50%, 9/15/2026	619	615
Series 1999, Class PU, 7.00%, 10/15/2027	7	7
Series 2031, Class PG, 7.00%, 2/15/2028	24	24
Series 2035, Class PC, 6.95%, 3/15/2028	68	69
Series 2064, Class PD, 6.50%, 6/15/2028	41	42
Series 2095, Class PE, 6.00%, 11/15/2028	37	37
Series 4314, Class DY, 3.50%, 3/15/2029	964	949
Series 4336, Class YB, 3.00%, 5/15/2029	1,029	1,013
Series 2152, Class BD, 6.50%, 5/15/2029	13	13
Series 2162, Class TH, 6.00%, 6/15/2029	88	89
Series 3737, Class DG, 5.00%, 10/15/2030	108	107
Series 3981, Class PA, 3.00%, 4/15/2031	592	586
Series 2367, Class ME, 6.50%, 10/15/2031	103	108
Series 2647, Class A, 3.25%, 4/15/2032	32	32
Series 2480, Class EJ, 6.00%, 8/15/2032	141	147
Series 4156, Class SB, IF, 4.91%, 1/15/2033 (a)	604	527
Series 4170, Class TS, IF, 5.17%, 2/15/2033 (a)	3,868	3,345
Series 4186, Class JE, 2.00%, 3/15/2033	4,590	4,321
Series 4188, Class JG, 2.00%, 4/15/2033	2,922	2,750
Series 4206, Class DA, 2.00%, 5/15/2033	2,160	2,035
Series 2611, Class QZ, 5.00%, 5/15/2033	830	824
Series 4429, Class HB, 3.00%, 1/15/2035	6,293	5,895
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2915, Class MU, 5.00%, 1/15/2035	739	756
Series 5000, Class CB, 1.25%, 1/25/2035	3,749	3,342
Series 4448, Class DY, 3.00%, 3/15/2035	5,542	5,266
Series 4458, Class BW, 3.00%, 4/15/2035	7,649	7,315
Series 3085, Class VS, IF, 6.85%, 12/15/2035 (a)	128	150
Series 3181, Class OP, PO, 7/15/2036	487	416
Series 3413, Class B, 5.50%, 4/15/2037	213	225
Series 4867, Class WF, 5.85%, 4/15/2037 (a)	3,383	3,426
Series 3325, Class JL, 5.50%, 6/15/2037	1,189	1,252
Series 3341, Class PE, 6.00%, 7/15/2037	832	879
Series 4365, Class HZ, 3.00%, 1/15/2040	3,050	2,852
Series 3699, Class QH, 5.50%, 7/15/2040	529	543
Series 3772, Class PE, 4.50%, 12/15/2040	2,933	2,948
Series 4047, Class PB, 3.50%, 1/15/2041	1,227	1,213
Series 3927, Class PC, 4.50%, 9/15/2041	3,817	3,819
Series 4002, Class CY, 3.50%, 2/15/2042	4,819	4,242
Series 4039, Class SA, IF, IO, 1.03%, 5/15/2042 (a)	2,422	286
Series 4061, Class LB, 3.50%, 6/15/2042	3,570	3,034
Series 4062, Class GY, 4.00%, 6/15/2042	6,109	5,894
Series 4091, Class BQ, 2.00%, 8/15/2042	5,000	4,338
Series 4091, Class PB, 2.00%, 8/15/2042	3,673	3,058
Series 4122, Class PY, 3.00%, 10/15/2042	3,000	2,686
Series 4394, Class PL, 3.50%, 10/15/2044	5,000	4,607
Series 4594, Class GN, 2.50%, 2/15/2045	1,611	1,487
Series 4606, Class KP, 2.50%, 7/15/2046	9,444	8,306
Series 4748, Class HE, 3.00%, 1/15/2048	6,567	5,865
Series 4974, Class PH, 1.50%, 6/25/2048	1,217	982
Series 4933, Class PA, 2.50%, 10/25/2049	5,701	4,858
Series 4925, Class PA, 3.00%, 10/25/2049	8,300	7,465
Series 5072, Class QC, 1.00%, 10/25/2050	7,249	5,754
Series 5190, Class PH, 2.50%, 2/25/2052	5,821	5,310
FHLMC, STRIPS
Series 264, Class 30, 3.00%, 7/15/2042	2,910	2,691
Series 267, Class 30, 3.00%, 8/15/2042	1,701	1,569
Series 406, PO, 10/25/2053	8,863	7,342
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-54, Class 2A, 6.50%, 2/25/2043	911	937
Series T-56, Class A, PO, 5/25/2043	599	480
Series T-51, Class 1A, 6.50%, 9/25/2043 (a)	842	891
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	28,738	27,596
SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FNMA, Grantor Trust, Whole Loan Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	114	117
FNMA, REMIC
Series 2010-117, Class DY, 4.50%, 10/25/2025	395	392
Series 2010-155, Class B, 3.50%, 1/25/2026	392	386
Series 1998-58, Class PC, 6.50%, 10/25/2028	105	106
Series 2000-8, Class Z, 7.50%, 2/20/2030	49	51
Series 2002-92, Class FB, 6.11%, 4/25/2030 (a)	121	121
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	78	9
Series 2003-67, Class SA, IF, 9.99%, 10/25/2031 (a)	15	17
Series 2011-145, Class PB, 3.50%, 1/25/2032	6,517	6,384
Series 2012-100, Class AY, 3.00%, 9/25/2032	5,592	5,394
Series 2013-50, Class YO, PO, 1/25/2033	1,813	1,506
Series 2003-21, Class PZ, 4.50%, 3/25/2033	606	591
Series 2013-106, Class PY, 3.00%, 10/25/2033	3,382	3,250
Series 2013-130, Class GY, 3.50%, 1/25/2034	3,699	3,570
Series 2014-2, Class QB, 3.00%, 2/25/2034	2,745	2,625
Series 2004-46, Class QD, IF, 2.15%, 3/25/2034 (a)	60	59
Series 2004-54, Class FL, 5.86%, 7/25/2034 (a)	215	214
Series 2015-11, Class AQ, 3.00%, 3/25/2035	4,766	4,526
Series 2005-22, Class EH, 5.00%, 4/25/2035	1,236	1,260
Series 2015-28, Class GB, 3.50%, 5/25/2035	4,000	3,883
Series 2015-41, Class AY, 3.00%, 6/25/2035	4,653	4,334
Series 2006-3, Class SB, IF, IO, 1.24%, 7/25/2035 (a)	144	1
Series 2015-51, Class LY, 3.00%, 7/25/2035	2,972	2,840
Series 2005-58, Class EP, 5.50%, 7/25/2035	89	92
Series 2015-59, Class EB, 3.00%, 8/25/2035	4,704	4,489
Series 2005-83, Class LA, 5.50%, 10/25/2035	156	160
Series 2015-65, Class LD, 3.50%, 1/25/2036	7,057	6,724
Series 2005-116, Class PC, 6.00%, 1/25/2036	577	592
Series 2006-51, Class FP, 5.81%, 3/25/2036 (a)	796	793
Series 2016-28, Class DW, 3.50%, 5/25/2036	4,491	4,236
Series 2006-81, Class FA, 5.81%, 9/25/2036 (a)	16	15
Series 2006-110, PO, 11/25/2036	168	144
Series 2007-76, Class PE, 6.00%, 8/25/2037	510	541
Series 2010-47, Class MB, 5.00%, 9/25/2039	1,186	1,215
Series 2010-11, Class CB, 4.50%, 2/25/2040	64	62
Series 2010-4, Class SL, IF, 10.08%, 2/25/2040 (a)	46	38
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2012-115, Class ME, 1.75%, 3/25/2042	1,482	1,383
Series 2012-60, Class EP, 3.00%, 4/25/2042	641	607
Series 2012-50, Class HY, 4.00%, 5/25/2042	5,566	5,033
Series 2012-141, Class PB, 2.50%, 12/25/2042	3,305	2,732
Series 2012-139, Class JA, 3.50%, 12/25/2042	2,509	2,387
Series 2013-128, Class AO, PO, 12/25/2043	3,972	3,053
Series 2024-6, Class AL, 2.00%, 3/25/2044	11,863	9,009
Series 2015-48, Class DE, 3.00%, 10/25/2044	11,897	11,005
Series 2016-45, Class PC, 3.00%, 9/25/2045	4,841	4,482
Series 2016-38, Class NA, 3.00%, 1/25/2046	5,593	5,206
Series 2019-71, Class CA, 2.50%, 7/25/2046	10,349	9,579
Series 2019-38, Class PC, 3.00%, 2/25/2048	4,998	4,691
Series 2019-65, Class PA, 2.50%, 5/25/2048	5,612	5,086
Series 2019-34, Class WA, 3.50%, 8/25/2048	5,166	4,981
Series 2019-42, Class KA, 3.00%, 7/25/2049	8,817	8,058
Series 2019-81, Class JA, 2.50%, 9/25/2049	9,479	8,213
Series 2019-77, Class ZL, 3.00%, 1/25/2050	19,722	17,439
Series 2020-12, Class JC, 2.00%, 3/25/2050	17,957	15,192
Series 2024-41, Class HV, 2.00%, 7/25/2050	4,896	3,672
FNMA, REMIC Trust, Whole Loan
Series 1999-W4, Class A9, 6.25%, 2/25/2029	25	25
Series 2002-W7, Class A4, 6.00%, 6/25/2029	390	391
Series 2003-W1, Class 1A1, 4.77%, 12/25/2042 (a)	247	246
Series 2003-W1, Class 2A, 5.25%, 12/25/2042 (a)	142	142
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	802	831
Series 2009-W1, Class A, 6.00%, 12/25/2049	192	199
GNMA
Series 2004-27, Class PD, 5.50%, 4/20/2034	631	632
Series 2008-15, Class NB, 4.50%, 2/20/2038	178	177
Series 2008-40, Class SA, IF, IO, 0.95%, 5/16/2038 (a)	958	66
Series 2009-42, Class TX, 4.50%, 6/20/2039	2,881	2,885
Series 2009-69, Class WM, 5.50%, 8/20/2039	753	774
Series 2011-29, Class Z, 5.00%, 5/20/2040	11,784	11,809
Series 2012-126, Class BE, 2.00%, 10/20/2042	4,000	3,203
Series 2023-1, Class E, 3.50%, 11/20/2047	5,252	5,051
Series 2019-123, Class MA, 3.00%, 10/20/2049	10,028	9,084
Series 2020-133, Class KB, 1.00%, 8/20/2050	8,275	6,657
Total Collateralized Mortgage Obligations (Cost $437,342)		405,206
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	139

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — 9.2%
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K067, Class A2, 3.19%, 7/25/2027	6,558	6,391
Series K087, Class A1, 3.59%, 10/25/2027	2,751	2,712
Series W5FX, Class AFX, 3.34%, 4/25/2028 (a)	3,436	3,300
Series K078, Class A2, 3.85%, 6/25/2028	5,779	5,726
Series K088, Class A2, 3.69%, 1/25/2029	8,700	8,539
Series K158, Class A1, 3.90%, 7/25/2030	8,073	7,995
Series K-1511, Class A1, 3.28%, 10/25/2030	8,400	8,133
Series K149, Class A2, 3.53%, 8/25/2032	6,000	5,693
Series K-1511, Class A3, 3.54%, 3/25/2034	10,000	9,311
Series K-1512, Class A3, 3.06%, 4/25/2034	10,000	8,946
Series Q007, Class APT2, 3.92%, 10/25/2047 (a)	1,778	1,772
Series Q013, Class APT2, 1.16%, 5/25/2050 (a)	9,623	8,924
FHLMC, Multi-Family, Structured Pass-Through Certificates Series K753, Class A2, 4.40%, 10/25/2030	7,805	7,866
FNMA ACES
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (a)	4,333	4,162
Series 2017-M4, Class A2, 2.64%, 12/25/2026 (a)	4,166	4,014
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (a)	3,588	3,480
Series 2018-M4, Class A2, 3.16%, 3/25/2028 (a)	10,757	10,363
Series 2018-M8, Class A2, 3.41%, 6/25/2028 (a)	8,958	8,693
Series 2019-M1, Class A2, 3.66%, 9/25/2028 (a)	8,901	8,697
Series 2019-M5, Class A2, 3.27%, 2/25/2029	8,324	8,017
Series 2022-M2S, Class A2, 3.88%, 8/25/2032 (a)	4,800	4,605
Series 2023-M8, Class A2, 4.62%, 3/25/2033 (a)	6,000	6,024
Series 2019-M31, Class A2, 2.85%, 4/25/2034	5,500	4,823
Series 2020-M8, Class AL, 2.01%, 3/25/2035	17,889	14,370
Series 2020-M24, Class A3, 1.75%, 1/25/2037	15,000	11,969
Series 2019-M14, Class AL2, 3.07%, 4/25/2048	7,573	6,939
Total Commercial Mortgage-Backed Securities (Cost $196,944)		181,464
U.S. Government Agency Securities — 3.2%
FFCB Funding Corp.
5.75%, 5/11/2026	10,000	10,269
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

3.33%, 4/28/2037	15,000	13,494
FNMA 6.25%, 5/15/2029	10,000	11,076
Resolution Funding Corp. STRIPS
DN, 26.36%, 4/15/2028 (b)	15,000	13,006
DN, 6.78%, 1/15/2030 (b)	15,700	12,677
DN, 25.25%, 4/15/2030 (b)	5,000	3,991
Total U.S. Government Agency Securities (Cost $65,105)		64,513
	SHARES (000)
Short-Term Investments — 3.6%
Investment Companies — 3.6%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.13% (c) (d) (Cost $70,517)	70,517	70,517
Total Investments — 99.7% (Cost $2,128,443)		1,973,324
Other Assets Less Liabilities — 0.3%		5,018
NET ASSETS — 100.0%		1,978,342

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2024.
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2024. The rate may be subject to a cap and floor.

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. Morgan Income Funds	August 31, 2024

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REMIC	Real Estate Mortgage Investment Conduit
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2024.

(b)	The rate shown is the effective yield as of August 31, 2024.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of August 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	141

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 86.4%
Aerospace & Defense — 1.2%
Bombardier, Inc. (Canada)
7.88%, 4/15/2027 (a)	7,481	7,506
8.75%, 11/15/2030 (a)	2,587	2,821
7.25%, 7/1/2031 (a)	3,965	4,162
7.00%, 6/1/2032 (a)	3,765	3,919
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	5,855	5,650
4.13%, 4/15/2029 (a)	8,074	7,722
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	4,664	5,061
TransDigm, Inc.
6.38%, 3/1/2029 (a)	11,251	11,595
6.63%, 3/1/2032 (a)	6,635	6,900
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	2,478	2,617
Wesco Aircraft Holdings, Inc.
8.50%, 11/15/2024 (a) (b)	3,987	558
9.00%, 11/15/2026 (a) (b)	17,835	7,134
13.13%, 11/15/2027 (a) (b)	4,215	169
		65,814
Automobile Components — 4.3%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	11,647	11,504
7.00%, 4/15/2028 (a)	6,686	6,872
8.25%, 4/15/2031 (a)	9,698	10,308
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	20,287	20,342
3.75%, 1/30/2031 (a)	675	613
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	768	768
6.50%, 4/1/2027	9,523	9,572
6.88%, 7/1/2028	6,863	6,897
5.00%, 10/1/2029	4,234	3,939
Clarios Global LP
6.75%, 5/15/2025 (a)	17,748	17,764
6.25%, 5/15/2026 (a)	13,261	13,263
8.50%, 5/15/2027 (a)	17,690	17,864
6.75%, 5/15/2028 (a)	5,838	6,002
Cooper-Standard Automotive, Inc.
13.50% (Blend (Cash 9.00% + PIK 4.50%)), 3/31/2027 (a) (c)	55,481	58,733
10.63% (PIK), 5/15/2027 (a) (c)	32,281	24,664
Dana, Inc. 5.38%, 11/15/2027	7,995	7,914
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	10,268	8,674
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Automobile Components — continued
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	3,879	3,603
5.25%, 4/30/2031	3,124	2,830
5.25%, 7/15/2031	4,472	4,056
		236,182
Automobiles — 0.2%
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	9,331	9,568
Banks — 0.4%
Bank of America Corp. Series AA, (3-MONTH CME TERM SOFR + 4.16%), 6.10%, 3/17/2025 (d) (e) (f)	12,177	12,161
Citigroup, Inc.
Series P, (3-MONTH CME TERM SOFR + 4.17%), 5.95%, 5/15/2025 (d) (e) (f)	2,725	2,724
Series T, (3-MONTH CME TERM SOFR + 4.78%), 6.25%, 8/15/2026 (d) (e) (f)	9,565	9,647
		24,532
Beverages — 0.1%
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	7,013	6,935
Biotechnology — 0.2%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	7,800	5,791
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	8,095	7,690
		13,481
Broadline Retail — 0.7%
Liberty Interactive LLC 8.25%, 2/1/2030	1,784	896
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	20,080	20,226
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (c)	14,236	11,981
9.75%, 10/1/2027 (a)	3,589	3,612
		36,715
Building Products — 2.2%
Builders FirstSource, Inc.
5.00%, 3/1/2030 (a)	258	251
4.25%, 2/1/2032 (a)	9,049	8,268
6.38%, 6/15/2032 (a)	6,262	6,449
6.38%, 3/1/2034 (a)	4,035	4,143
EMRLD Borrower LP
6.63%, 12/15/2030 (a)	19,318	19,782
6.75%, 7/15/2031 (a)	3,549	3,657
Griffon Corp. 5.75%, 3/1/2028	14,980	14,686
SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Building Products — continued
JELD-WEN, Inc.
4.88%, 12/15/2027 (a)	16,106	15,575
7.00%, 9/1/2032 (a)	4,060	4,079
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	2,538	2,614
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	3,998	4,109
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	5,757	5,458
Standard Building Solutions, Inc. 6.50%, 8/15/2032 (a)	2,550	2,627
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	5,650	5,568
4.75%, 1/15/2028 (a)	20,000	19,448
3.38%, 1/15/2031 (a)	3,063	2,678
Summit Materials LLC
5.25%, 1/15/2029 (a)	1,773	1,755
7.25%, 1/15/2031 (a)	2,343	2,475
		123,622
Capital Markets — 0.0% ^
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	1,507	1,322
Chemicals — 2.8%
Avient Corp. 7.13%, 8/1/2030 (a)	3,279	3,413
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	3,436	3,639
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	8,422	8,287
3.38%, 2/15/2029 (a)	7,852	7,281
Chemours Co. (The)
5.75%, 11/15/2028 (a)	13,405	12,562
4.63%, 11/15/2029 (a)	8,101	7,127
CVR Partners LP 6.13%, 6/15/2028 (a)	2,139	2,076
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	7,525	7,115
INEOS Finance plc (Luxembourg)
6.75%, 5/15/2028 (a)	1,683	1,695
7.50%, 4/15/2029 (a)	8,663	8,966
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	4,502	4,856
NOVA Chemicals Corp. (Canada)
5.00%, 5/1/2025 (a)	1,682	1,672
5.25%, 6/1/2027 (a)	19,344	19,095
8.50%, 11/15/2028 (a)	3,661	3,903
4.25%, 5/15/2029 (a)	5,612	5,119
9.00%, 2/15/2030 (a)	4,375	4,699
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — continued
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	3,376	3,356
4.50%, 10/15/2029	11,542	10,933
4.00%, 4/1/2031	10,604	9,500
4.38%, 2/1/2032	6,114	5,495
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	3,161	2,722
5.13%, 4/1/2029 (a)	7,239	3,291
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	9,830	9,613
5.63%, 8/15/2029 (a)	6,893	6,392
		152,807
Commercial Services & Supplies — 3.4%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	13,045	12,145
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	8,014	7,610
4.88%, 7/15/2032 (a)	10,447	9,931
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	9,260	8,581
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	4,934	4,638
4.75%, 10/15/2029 (a)	3,913	3,742
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	11,118	10,905
Brink's Co. (The)
4.63%, 10/15/2027 (a)	13,653	13,336
6.50%, 6/15/2029 (a)	2,469	2,555
CoreCivic, Inc. 8.25%, 4/15/2029	7,711	8,134
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	8,767	8,548
9.50%, 11/1/2027 (a)	685	689
6.00%, 6/1/2029 (a)	7,710	7,275
8.25%, 8/1/2032 (a)	6,383	6,487
GEO Group, Inc. (The) 8.63%, 4/15/2029	4,552	4,722
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	7,575	7,221
4.75%, 6/15/2029 (a)	12,310	11,912
4.38%, 8/15/2029 (a)	4,848	4,603
6.75%, 1/15/2031 (a)	3,838	4,009
Interface, Inc. 5.50%, 12/1/2028 (a)	7,000	6,858
Madison IAQ LLC
4.13%, 6/30/2028 (a)	3,346	3,184
5.88%, 6/30/2029 (a)	13,254	12,630
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	6,503	6,515
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	143

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — continued
3.38%, 8/31/2027 (a)	5,449	5,159
Stericycle, Inc. 3.88%, 1/15/2029 (a)	5,766	5,599
Williams Scotsman, Inc.
6.63%, 6/15/2029 (a)	2,888	2,982
7.38%, 10/1/2031 (a)	5,775	6,070
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	2,586	2,670
		188,710
Communications Equipment — 1.0%
CommScope LLC
6.00%, 3/1/2026 (a)	13,986	13,462
8.25%, 3/1/2027 (a)	13,340	11,149
4.75%, 9/1/2029 (a)	18,624	14,992
CommScope Technologies LLC
6.00%, 6/15/2025 (a)	8,468	8,113
5.00%, 3/15/2027 (a)	9,944	7,598
		55,314
Construction & Engineering — 0.8%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	9,056	8,678
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	6,383	6,209
7.50%, 4/15/2032 (a)	5,583	5,662
MasTec, Inc. 4.50%, 8/15/2028 (a)	13,701	13,334
Pike Corp.
5.50%, 9/1/2028 (a)	7,799	7,597
8.63%, 1/31/2031 (a)	3,110	3,357
Weekley Homes LLC 4.88%, 9/15/2028 (a)	678	658
		45,495
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	2,410	2,551
Consumer Finance — 3.2%
Ally Financial, Inc. 5.75%, 11/20/2025	5,665	5,680
Ford Motor Credit Co. LLC
2.30%, 2/10/2025	4,610	4,544
5.13%, 6/16/2025	24,220	24,155
3.38%, 11/13/2025	8,400	8,206
4.39%, 1/8/2026	14,087	13,918
6.95%, 3/6/2026	3,018	3,086
(SOFR + 2.95%), 8.35%, 3/6/2026 (f)	2,800	2,875
6.95%, 6/10/2026	4,083	4,195
4.54%, 8/1/2026	17,955	17,752
4.27%, 1/9/2027	14,683	14,387
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
4.13%, 8/17/2027	14,375	13,980
3.82%, 11/2/2027	13,852	13,282
6.80%, 5/12/2028	2,000	2,098
2.90%, 2/10/2029	7,765	7,030
7.20%, 6/10/2030	2,281	2,455
4.00%, 11/13/2030	8,339	7,688
7.12%, 11/7/2033	2,073	2,240
ILFC E-Capital Trust II (3-MONTH CME TERM SOFR + 2.06%), 7.41%, 12/21/2065 (a) (f)	13,298	10,909
OneMain Finance Corp.
7.13%, 3/15/2026	10,474	10,672
3.50%, 1/15/2027	5,819	5,516
6.63%, 1/15/2028	790	805
3.88%, 9/15/2028	998	919
4.00%, 9/15/2030	1,977	1,750
		178,142
Consumer Staples Distribution & Retail — 1.3%
Albertsons Cos., Inc.
3.25%, 3/15/2026 (a)	595	575
4.63%, 1/15/2027 (a)	3,812	3,724
5.88%, 2/15/2028 (a)	4,345	4,334
3.50%, 3/15/2029 (a)	14,138	13,094
4.88%, 2/15/2030 (a)	4,970	4,857
New Albertsons LP
7.75%, 6/15/2026	2,278	2,311
6.63%, 6/1/2028	1,704	1,695
7.45%, 8/1/2029	3,130	3,328
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	9,528	9,474
4.25%, 8/1/2029 (a)	11,135	10,508
Rite Aid Corp.
8.00% (PIK), 10/18/2024 ‡ (a) (c)	7,211	3,775
(3-MONTH CME TERM SOFR + 7.00%), 12.32%, 10/18/2024 ‡ (a) (f)	2,470	7,021
7.50%, 7/1/2025 ‡ (a) (b)	10,299	1
8.00%, 11/15/2026 ‡ (a) (b)	15,338	2
US Foods, Inc.
6.88%, 9/15/2028 (a)	3,201	3,330
4.75%, 2/15/2029 (a)	1,200	1,170
4.63%, 6/1/2030 (a)	4,765	4,561
		73,760
SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Containers & Packaging — 2.2%
Ardagh Metal Packaging Finance USA LLC 6.00%, 6/15/2027 (a)	311	310
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	10,415	8,982
5.25%, 8/15/2027 (a)	31,065	18,685
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	3,888	3,843
LABL, Inc.
6.75%, 7/15/2026 (a)	16,053	15,973
10.50%, 7/15/2027 (a)	1,653	1,633
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (a)	31,478	32,546
9.25%, 4/15/2027 (a)	11,494	11,676
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	3,725	3,734
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	7,357	7,024
TriMas Corp. 4.13%, 4/15/2029 (a)	5,960	5,555
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026 (a) (g)	4,540	4,483
8.50%, 8/15/2027 (a) (g)	4,212	4,206
		118,650
Distributors — 0.3%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	2,680	2,576
Gates Corp. 6.88%, 7/1/2029 (a)	1,996	2,047
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	6,692	6,813
Ritchie Bros Holdings, Inc. (Canada)
6.75%, 3/15/2028 (a)	3,280	3,375
7.75%, 3/15/2031 (a)	1,659	1,764
		16,575
Diversified Consumer Services — 0.2%
Service Corp. International
7.50%, 4/1/2027	3,726	3,906
3.38%, 8/15/2030	2,635	2,365
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	5,009	5,248
		11,519
Diversified REITs — 1.1%
VICI Properties LP
4.25%, 12/1/2026 (a)	16,880	16,664
5.75%, 2/1/2027 (a)	25,144	25,454
3.75%, 2/15/2027 (a)	6,641	6,439
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified REITs — continued
3.88%, 2/15/2029 (a)	5,328	5,057
4.63%, 12/1/2029 (a)	4,491	4,369
		57,983
Diversified Telecommunication Services — 7.0%
Altice Financing SA (Luxembourg) 5.75%, 8/15/2029 (a)	7,483	5,764
Altice France SA (France)
5.50%, 1/15/2028 (a)	230	164
5.13%, 7/15/2029 (a)	11,787	8,224
5.50%, 10/15/2029 (a)	5,524	3,833
CCO Holdings LLC
5.13%, 5/1/2027 (a)	19,215	18,832
5.00%, 2/1/2028 (a)	48,261	46,504
5.38%, 6/1/2029 (a)	19,468	18,467
4.75%, 3/1/2030 (a)	56,835	51,807
4.50%, 8/15/2030 (a)	38,354	34,204
4.25%, 2/1/2031 (a)	34,883	30,268
4.50%, 5/1/2032	2,935	2,506
Embarq Corp. 8.00%, 6/1/2036	11,178	4,860
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	742	739
5.00%, 5/1/2028 (a)	19,513	18,948
6.75%, 5/1/2029 (a)	2,056	1,983
5.88%, 11/1/2029	1,630	1,499
6.00%, 1/15/2030 (a)	1,631	1,504
8.75%, 5/15/2030 (a)	6,506	6,852
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	56,039	53,809
Level 3 Financing, Inc.
4.88%, 6/15/2029 (a)	6,634	5,158
11.00%, 11/15/2029 (a)	3,393	3,720
4.50%, 4/1/2030 (a)	9,435	6,916
3.88%, 10/15/2030 (a)	4,796	3,264
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	673	559
4.00%, 2/15/2027 (a)	430	335
Series G, 6.88%, 1/15/2028	3,893	2,894
4.50%, 1/15/2029 (a)	3,305	1,874
4.13%, 4/15/2029 (a)	9,990	7,793
5.38%, 6/15/2029 (a)	6,750	3,809
4.13%, 4/15/2030 (a)	30,616	22,845
Optics Bidco SpA (Italy)
Series 2033, 6.38%, 11/15/2033 (a)	2,024	2,022
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	145

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
6.00%, 9/30/2034 (a)	1,484	1,439
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	340	343
6.00%, 9/30/2034	96	93
Virgin Media Secured Finance plc (United Kingdom) 4.50%, 8/15/2030 (a)	10,862	9,591
		383,422
Electric Utilities — 1.0%
NRG Energy, Inc.
6.63%, 1/15/2027	2,238	2,241
5.75%, 1/15/2028	6,117	6,118
3.38%, 2/15/2029 (a)	5,339	4,899
5.25%, 6/15/2029 (a)	5,915	5,847
3.63%, 2/15/2031 (a)	781	699
3.88%, 2/15/2032 (a)	1,309	1,173
7.00%, 3/15/2033 (a)	3,490	3,839
PG&E Corp. 5.00%, 7/1/2028	8,263	8,093
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	831	829
5.63%, 2/15/2027 (a)	315	315
4.38%, 5/1/2029 (a)	3,530	3,380
7.75%, 10/15/2031 (a)	11,549	12,288
6.88%, 4/15/2032 (a)	4,496	4,670
		54,391
Electrical Equipment — 0.6%
Regal Rexnord Corp.
6.05%, 2/15/2026	3,650	3,695
6.05%, 4/15/2028	7,435	7,683
6.30%, 2/15/2030	3,154	3,331
Sensata Technologies BV
4.00%, 4/15/2029 (a)	16,824	15,840
5.88%, 9/1/2030 (a)	200	200
		30,749
Electronic Equipment, Instruments & Components — 0.4%
Coherent Corp. 5.00%, 12/15/2029 (a)	21,044	20,349
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	2,052	2,124
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	264	239
		22,712
Energy Equipment & Services — 1.0%
Archrock Partners LP
6.88%, 4/1/2027 (a)	1,845	1,858
6.25%, 4/1/2028 (a)	3,025	3,038
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Energy Equipment & Services — continued
6.63%, 9/1/2032 (a)	4,107	4,158
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	7,487	7,898
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	4,486	4,646
Noble Finance II LLC 8.00%, 4/15/2030 (a)	4,333	4,493
Precision Drilling Corp. (Canada)
7.13%, 1/15/2026 (a)	7,140	7,116
6.88%, 1/15/2029 (a)	1,035	1,050
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	8,051	8,057
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	1,555	1,612
Transocean, Inc.
8.25%, 5/15/2029 (a)	4,635	4,696
8.75%, 2/15/2030 (a)	2,882	3,045
Valaris Ltd. 8.38%, 4/30/2030 (a)	3,284	3,426
		55,093
Entertainment — 1.3%
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	3,830	3,762
7.00%, 8/1/2032 (a)	2,478	2,572
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (a)	7,894	7,869
5.63%, 3/15/2026 (a)	9,191	9,139
6.50%, 5/15/2027 (a)	23,752	24,161
4.75%, 10/15/2027 (a)	17,563	17,109
3.75%, 1/15/2028 (a)	1,091	1,034
WMG Acquisition Corp. 3.75%, 12/1/2029 (a)	6,495	6,058
		71,704
Financial Services — 1.2%
Block, Inc.
2.75%, 6/1/2026	3,245	3,116
3.50%, 6/1/2031	3,457	3,121
6.50%, 5/15/2032 (a)	11,342	11,762
Nationstar Mortgage Holdings, Inc.
5.50%, 8/15/2028 (a)	3,403	3,342
5.13%, 12/15/2030 (a)	6,936	6,585
5.75%, 11/15/2031 (a)	7,455	7,243
7.13%, 2/1/2032 (a)	5,107	5,290
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	8,875	9,776
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	5,140	4,889
3.63%, 3/1/2029 (a)	6,144	5,703
SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
4.00%, 10/15/2033 (a)	1,629	1,436
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	3,983	4,109
		66,372
Food Products — 0.7%
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (a)	8,955	8,336
4.38%, 1/31/2032 (a)	75	69
Post Holdings, Inc.
5.63%, 1/15/2028 (a)	437	436
5.50%, 12/15/2029 (a)	14,737	14,484
4.63%, 4/15/2030 (a)	11,246	10,688
6.25%, 2/15/2032 (a)	2,748	2,818
		36,831
Gas Utilities — 0.3%
AmeriGas Partners LP
5.88%, 8/20/2026	4,302	4,255
5.75%, 5/20/2027	2,828	2,762
9.38%, 6/1/2028 (a)	3,674	3,857
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	4,347	4,067
		14,941
Ground Transportation — 1.5%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	7,272	7,097
4.75%, 4/1/2028 (a)	7,350	6,815
5.38%, 3/1/2029 (a)	10,270	9,410
8.00%, 2/15/2031 (a)	6,698	6,660
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	8,919	7,001
12.63%, 7/15/2029 (a)	5,231	5,572
5.00%, 12/1/2029 (a)	16,868	11,380
Hertz Corp. (The), Escrow
5.50%, 10/15/2024 ‡ (b)	6,563	230
7.13%, 8/1/2026 ‡ (b)	22,954	2,066
6.00%, 1/15/2028 ‡ (b)	20,858	1,877
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	2,326	2,148
Uber Technologies, Inc.
7.50%, 9/15/2027 (a)	6,158	6,281
4.50%, 8/15/2029 (a)	4,770	4,678
XPO, Inc.
6.25%, 6/1/2028 (a)	5,157	5,261
7.13%, 2/1/2032 (a)	3,438	3,597
		80,073
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Equipment & Supplies — 1.1%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	13,521	13,158
Bausch + Lomb Corp. 8.38%, 10/1/2028 (a)	1,710	1,796
Hologic, Inc. 3.25%, 2/15/2029 (a)	4,017	3,710
Medline Borrower LP
3.88%, 4/1/2029 (a)	20,426	19,294
6.25%, 4/1/2029 (a)	8,843	9,115
5.25%, 10/1/2029 (a)	9,089	8,927
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	5,064	5,296
		61,296
Health Care Providers & Services — 3.9%
180 Medical, Inc. (United Kingdom) 3.88%, 10/15/2029 (a)	1,918	1,799
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	11,080	10,995
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	6,684	6,464
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	4,190	4,055
6.00%, 1/15/2029 (a)	4,745	4,502
6.13%, 4/1/2030 (a)	3,727	2,951
5.25%, 5/15/2030 (a)	15,076	13,518
4.75%, 2/15/2031 (a)	9,028	7,700
10.88%, 1/15/2032 (a)	6,430	6,961
Concentra Escrow Issuer Corp. 6.88%, 7/15/2032 (a)	2,531	2,648
DaVita, Inc.
4.63%, 6/1/2030 (a)	10,635	10,028
3.75%, 2/15/2031 (a)	21,346	19,000
6.88%, 9/1/2032 (a)	4,045	4,138
Encompass Health Corp.
4.50%, 2/1/2028	21,614	21,131
4.75%, 2/1/2030	3,081	2,987
4.63%, 4/1/2031	3,717	3,520
Global Medical Response, Inc. 10.00% (Blend (Cash 8.75% + PIK 1.25%)), 10/31/2028 (a) (c)	11,591	11,519
Owens & Minor, Inc.
4.50%, 3/31/2029 (a)	9,804	8,922
6.63%, 4/1/2030 (a)	4,978	4,818
Radiology Partners, Inc.
7.78% (Blend (Cash 4.28% + PIK 3.50%)), 1/31/2029 (a) (c)	3,778	3,603
9.78% (PIK), 2/15/2030 (a) (c)	6,597	5,716
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a)	5,936	6,235
Tenet Healthcare Corp.
6.25%, 2/1/2027	8,263	8,278
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	147

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
5.13%, 11/1/2027	26,501	26,270
4.25%, 6/1/2029	2,215	2,125
6.13%, 6/15/2030	7,823	7,942
6.75%, 5/15/2031	8,896	9,223
		217,048
Health Care Technology — 0.3%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	9,664	9,597
5.00%, 5/15/2027 (a)	5,461	5,422
6.50%, 5/15/2030 (a)	2,570	2,666
		17,685
Hotel & Resort REITs — 0.8%
RHP Hotel Properties LP
4.75%, 10/15/2027	18,000	17,633
7.25%, 7/15/2028 (a)	2,164	2,250
4.50%, 2/15/2029 (a)	16,804	16,128
6.50%, 4/1/2032 (a)	6,818	7,023
		43,034
Hotels, Restaurants & Leisure — 4.0%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	843	805
3.50%, 2/15/2029 (a)	905	844
4.00%, 10/15/2030 (a)	12,346	11,309
Acushnet Co. 7.38%, 10/15/2028 (a)	2,868	3,008
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	7,397	7,100
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (a)	5,695	5,816
4.63%, 10/15/2029 (a)	5,171	4,891
7.00%, 2/15/2030 (a)	2,015	2,087
6.50%, 2/15/2032 (a)	6,922	7,113
Carnival Corp.
5.75%, 3/1/2027 (a)	10,633	10,668
4.00%, 8/1/2028 (a)	7,195	6,853
6.00%, 5/1/2029 (a)	3,046	3,060
7.00%, 8/15/2029 (a)	3,151	3,307
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	22,185	24,001
Cedar Fair LP
5.38%, 4/15/2027	2,290	2,279
5.25%, 7/15/2029	8,480	8,357
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (a)	1,977	1,980
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued
5.88%, 4/1/2029 (a)	2,617	2,667
3.75%, 5/1/2029 (a)	1,417	1,333
4.88%, 1/15/2030	5,505	5,402
6.13%, 4/1/2032 (a)	2,617	2,683
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	4,887	4,861
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a)	4,401	4,094
MGM Resorts International
5.75%, 6/15/2025	2,079	2,079
4.63%, 9/1/2026	14,580	14,383
5.50%, 4/15/2027	3,300	3,300
6.50%, 4/15/2032	7,373	7,426
Royal Caribbean Cruises Ltd.
7.25%, 1/15/2030 (a)	4,366	4,615
6.25%, 3/15/2032 (a)	5,032	5,197
6.00%, 2/1/2033 (a)	6,878	7,046
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (a)	562	558
7.25%, 5/15/2031 (a)	5,205	5,398
6.63%, 5/1/2032 (a)	6,567	6,759
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	662	661
Station Casinos LLC 4.50%, 2/15/2028 (a)	17,477	16,774
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	4,006	4,164
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	650	646
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	11,278	11,034
7.13%, 2/15/2031 (a)	2,631	2,792
Yum! Brands, Inc. 4.63%, 1/31/2032	2,199	2,084
		219,434
Household Durables — 1.1%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	15,803	15,670
Newell Brands, Inc.
4.88%, 6/1/2025	1,364	1,359
5.70%, 4/1/2026 (g)	14,725	14,673
6.38%, 9/15/2027	6,001	6,029
6.63%, 9/15/2029	1,636	1,633
6.87%, 4/1/2036 (g)	2,797	2,660
Tempur Sealy International, Inc.
4.00%, 4/15/2029 (a)	11,898	11,033
3.88%, 10/15/2031 (a)	6,335	5,572
		58,629
SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Household Products — 1.0%
Central Garden & Pet Co.
5.13%, 2/1/2028	3,022	2,984
4.13%, 10/15/2030	14,334	13,171
4.13%, 4/30/2031 (a)	1,006	912
Energizer Holdings, Inc.
6.50%, 12/31/2027 (a)	3,390	3,426
4.75%, 6/15/2028 (a)	18,301	17,638
4.38%, 3/31/2029 (a)	15,245	14,332
Spectrum Brands, Inc. 3.88%, 3/15/2031 (a)	667	590
		53,053
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.
5.25%, 6/1/2026 (a)	3,935	3,912
4.63%, 2/1/2029 (a)	2,404	2,293
5.00%, 2/1/2031 (a)	830	796
Vistra Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.74%), 7.00%, 12/15/2026 (a) (d) (e) (f)	6,765	6,837
		13,838
IT Services — 0.5%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	7,110	6,822
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	5,273	4,818
6.13%, 12/1/2028 (a)	1,914	1,624
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	10,080	9,578
Gartner, Inc. 3.63%, 6/15/2029 (a)	4,925	4,650
		27,492
Leisure Products — 0.4%
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	8,831	8,919
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	12,339	12,338
		21,257
Machinery — 0.8%
ATS Corp. (Canada) 4.13%, 12/15/2028 (a)	3,274	3,064
Chart Industries, Inc.
7.50%, 1/1/2030 (a)	7,078	7,437
9.50%, 1/1/2031 (a)	1,040	1,130
Esab Corp. 6.25%, 4/15/2029 (a)	5,279	5,423
Hillenbrand, Inc.
5.00%, 9/15/2026 (g)	1,298	1,293
6.25%, 2/15/2029	1,930	1,955
Terex Corp. 5.00%, 5/15/2029 (a)	11,708	11,367
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Machinery — continued
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	5,355	5,611
Wabash National Corp. 4.50%, 10/15/2028 (a)	6,057	5,576
		42,856
Media — 9.2%
Audacy Capital Corp.
6.50%, 5/1/2027 (a) (b)	32,380	1,133
6.75%, 3/31/2029 (a) (b)	10,000	350
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	19,514	19,063
7.75%, 4/15/2028 (a)	9,030	7,871
9.00%, 9/15/2028 (a)	2,114	2,247
7.50%, 6/1/2029 (a)	13,842	11,672
CSC Holdings LLC
5.38%, 2/1/2028 (a)	8,683	6,676
11.25%, 5/15/2028 (a)	3,256	2,894
6.50%, 2/1/2029 (a)	24,639	18,597
5.75%, 1/15/2030 (a)	16,683	6,599
4.13%, 12/1/2030 (a)	505	333
4.63%, 12/1/2030 (a)	2,430	950
3.38%, 2/15/2031 (a)	210	135
4.50%, 11/15/2031 (a)	8,300	5,520
Directv Financing LLC 5.88%, 8/15/2027 (a)	8,757	8,480
DISH DBS Corp.
5.88%, 11/15/2024	74,593	72,406
7.75%, 7/1/2026	26,748	17,997
5.25%, 12/1/2026 (a)	29,606	25,361
7.38%, 7/1/2028	2,420	1,246
5.75%, 12/1/2028 (a)	6,717	5,168
DISH Network Corp. 11.75%, 11/15/2027 (a)	25,578	26,007
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	3,128	3,125
GCI LLC 4.75%, 10/15/2028 (a)	18,845	17,876
Gray Television, Inc.
7.00%, 5/15/2027 (a)	13,593	13,110
10.50%, 7/15/2029 (a)	16,434	16,867
4.75%, 10/15/2030 (a)	1,286	732
5.38%, 11/15/2031 (a)	4,792	2,745
iHeartCommunications, Inc.
6.38%, 5/1/2026	24,786	20,817
8.38%, 5/1/2027	26,051	11,863
5.25%, 8/15/2027 (a)	9,745	6,096
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	5,580	5,469
Midcontinent Communications 8.00%, 8/15/2032 (a)	5,290	5,270
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	149

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
News Corp.
3.88%, 5/15/2029 (a)	7,918	7,446
5.13%, 2/15/2032 (a)	2,265	2,202
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	27,669	27,038
4.75%, 11/1/2028 (a)	15,171	14,175
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	1,213	1,205
4.25%, 1/15/2029 (a)	1,658	1,565
4.63%, 3/15/2030 (a)	3,625	3,399
7.38%, 2/15/2031 (a)	5,564	5,914
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	5,911	4,231
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	15,235	14,892
4.00%, 7/15/2028 (a)	9,441	8,843
5.50%, 7/1/2029 (a)	39,954	38,885
Stagwell Global LLC 5.63%, 8/15/2029 (a)	10,523	9,975
TEGNA, Inc.
4.63%, 3/15/2028	430	404
5.00%, 9/15/2029	2,435	2,262
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	9,942	10,059
7.38%, 6/30/2030 (a)	9,700	9,310
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	317	287
		506,767
Metals & Mining — 1.3%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	7,042	7,027
6.13%, 5/15/2028 (a)	4,182	4,236
7.13%, 3/15/2031 (a)	2,876	3,024
ATI, Inc.
5.88%, 12/1/2027	7,169	7,183
4.88%, 10/1/2029	3,082	2,989
7.25%, 8/15/2030	4,149	4,406
5.13%, 10/1/2031	2,890	2,780
Big River Steel LLC 6.63%, 1/31/2029 (a)	9,438	9,543
Carpenter Technology Corp.
6.38%, 7/15/2028	6,581	6,587
7.63%, 3/15/2030	1,513	1,570
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	7,530	7,061
6.75%, 4/15/2030 (a)	5,154	5,225
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Metals & Mining — continued
7.00%, 3/15/2032 (a)	2,551	2,562
Novelis Corp.
4.75%, 1/30/2030 (a)	4,987	4,763
3.88%, 8/15/2031 (a)	1,684	1,510
United States Steel Corp. 6.88%, 3/1/2029	764	770
		71,236
Mortgage Real Estate Investment Trusts (REITs) — 0.0% ^
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	2,311	2,406
Oil, Gas & Consumable Fuels — 10.0%
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	5,919	5,896
5.75%, 1/15/2028 (a)	9,553	9,556
Antero Resources Corp.
8.38%, 7/15/2026 (a)	4,943	5,111
7.63%, 2/1/2029 (a)	5,326	5,512
5.38%, 3/1/2030 (a)	1,972	1,948
Ascent Resources Utica Holdings LLC 7.00%, 11/1/2026 (a)	11,108	11,143
Baytex Energy Corp. (Canada)
8.50%, 4/30/2030 (a)	8,870	9,452
7.38%, 3/15/2032 (a)	5,358	5,549
Blue Racer Midstream LLC
6.63%, 7/15/2026 (a)	3,636	3,635
7.00%, 7/15/2029 (a)	3,233	3,363
7.25%, 7/15/2032 (a)	2,249	2,358
Buckeye Partners LP
4.35%, 10/15/2024	1,490	1,484
4.13%, 3/1/2025 (a)	1,901	1,887
4.13%, 12/1/2027	3,013	2,890
4.50%, 3/1/2028 (a)	6,136	5,882
California Resources Corp. 7.13%, 2/1/2026 (a)	3,284	3,297
Chesapeake Energy Corp.
5.50%, 2/1/2026 (a)	4,010	4,008
6.75%, 4/15/2029 (a)	24,389	24,753
Chord Energy Corp. 6.38%, 6/1/2026 (a)	11,562	11,627
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	12,442	13,117
8.63%, 11/1/2030 (a)	5,850	6,359
8.75%, 7/1/2031 (a)	6,356	6,859
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	1,755	1,637
CNX Resources Corp.
6.00%, 1/15/2029 (a)	3,953	3,964
7.38%, 1/15/2031 (a)	3,170	3,313
SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	17,148	16,867
5.88%, 1/15/2030 (a)	4,582	4,332
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	13,985	14,829
7.63%, 4/1/2032 (a)	4,680	4,826
7.38%, 1/15/2033 (a)	4,455	4,570
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	7,222	6,861
4.38%, 6/15/2031 (a)	3,021	2,839
Encino Acquisition Partners Holdings LLC
8.50%, 5/1/2028 (a)	15,465	15,942
8.75%, 5/1/2031 (a)	4,694	4,986
Energy Transfer LP 7.38%, 2/1/2031 (a)	2,680	2,853
EnLink Midstream LLC 6.50%, 9/1/2030 (a)	4,281	4,577
EnLink Midstream Partners LP Series C, (3-MONTH CME TERM SOFR + 4.37%), 9.72%, 10/7/2024 (d) (e) (f)	7,226	7,207
EQM Midstream Partners LP
6.00%, 7/1/2025 (a)	2,259	2,261
4.13%, 12/1/2026	1,585	1,557
7.50%, 6/1/2027 (a)	4,380	4,514
6.50%, 7/1/2027 (a)	5,785	5,930
4.50%, 1/15/2029 (a)	7,428	7,198
7.50%, 6/1/2030 (a)	2,838	3,097
4.75%, 1/15/2031 (a)	7,753	7,449
Genesis Energy LP
8.00%, 1/15/2027	5,160	5,283
7.75%, 2/1/2028	3,776	3,843
8.25%, 1/15/2029	1,816	1,887
8.88%, 4/15/2030	3,917	4,158
7.88%, 5/15/2032	2,876	2,951
Gulfport Energy Corp.
8.00%, 5/17/2026	4,337	4,405
8.00%, 5/17/2026 (a)	11,086	11,261
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	3,705	3,895
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	5,455	5,440
6.50%, 6/1/2029 (a)	4,381	4,520
4.25%, 2/15/2030 (a)	5,142	4,860
Hilcorp Energy I LP
6.25%, 11/1/2028 (a)	405	407
5.75%, 2/1/2029 (a)	1,993	1,978
6.00%, 4/15/2030 (a)	3,372	3,355
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
6.25%, 4/15/2032 (a)	2,357	2,349
Howard Midstream Energy Partners LLC
8.88%, 7/15/2028 (a)	7,813	8,329
7.38%, 7/15/2032 (a)	3,464	3,586
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	2,560	2,638
5.88%, 6/15/2030 (a)	3,712	3,724
Matador Resources Co. 6.50%, 4/15/2032 (a)	4,034	4,094
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	5,033	5,147
8.38%, 2/15/2032 (a)	4,835	4,976
Northriver Midstream Finance LP (Canada) 6.75%, 7/15/2032 (a)	3,476	3,589
NuStar Logistics LP
5.75%, 10/1/2025	1,012	1,012
6.00%, 6/1/2026	2,940	2,967
5.63%, 4/28/2027	7,623	7,643
6.38%, 10/1/2030	194	203
Permian Resources Operating LLC
8.00%, 4/15/2027 (a)	3,127	3,229
9.88%, 7/15/2031 (a)	11,043	12,368
7.00%, 1/15/2032 (a)	6,693	7,021
6.25%, 2/1/2033 (a)	4,650	4,768
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	2,615	2,735
Range Resources Corp.
8.25%, 1/15/2029	11,722	12,149
4.75%, 2/15/2030 (a)	5,225	5,015
Rockies Express Pipeline LLC
3.60%, 5/15/2025 (a)	5,000	4,919
4.80%, 5/15/2030 (a)	595	552
SM Energy Co.
6.75%, 9/15/2026	7,167	7,174
6.63%, 1/15/2027	11,843	11,861
6.50%, 7/15/2028	1,902	1,912
6.75%, 8/1/2029 (a)	4,689	4,762
7.00%, 8/1/2032 (a)	4,018	4,116
Southwestern Energy Co.
8.38%, 9/15/2028	6,200	6,371
5.38%, 2/1/2029	2,559	2,526
5.38%, 3/15/2030	6,241	6,187
4.75%, 2/1/2032	1,613	1,529
Sunoco LP
5.88%, 3/15/2028	303	303
7.00%, 5/1/2029 (a)	2,665	2,776
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	151

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
4.50%, 5/15/2029	1,835	1,762
4.50%, 4/30/2030	10,568	10,042
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	1,650	1,645
5.50%, 1/15/2028 (a)	4,540	4,381
7.38%, 2/15/2029 (a)	3,430	3,505
6.00%, 12/31/2030 (a)	4,720	4,501
6.00%, 9/1/2031 (a)	7,842	7,432
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	10,301	10,788
9.50%, 2/1/2029 (a)	3,650	4,113
7.00%, 1/15/2030 (a)	6,558	6,705
9.88%, 2/1/2032 (a)	3,650	4,055
Vital Energy, Inc. 7.88%, 4/15/2032 (a)	6,569	6,725
		553,722
Passenger Airlines — 1.2%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	17,084	16,996
5.75%, 4/20/2029 (a)	19,051	18,674
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	8,796	8,694
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	6,682	6,744
United Airlines, Inc. 4.38%, 4/15/2026 (a)	8,376	8,174
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	4,686	4,382
		63,664
Personal Care Products — 0.4%
Coty, Inc. 4.75%, 1/15/2029 (a)	6,046	5,887
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	9,830	9,751
4.13%, 4/1/2029 (a)	4,422	4,191
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	3,437	3,387
		23,216
Pharmaceuticals — 2.7%
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	32,099	28,954
8.50%, 1/31/2027 (a)	4,545	3,363
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	40,002	38,507
5.00%, 1/30/2028 (a)	5,505	3,083
4.88%, 6/1/2028 (a)	12,580	9,397
5.00%, 2/15/2029 (a)	10,285	5,297
6.25%, 2/15/2029 (a)	5,466	2,897
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pharmaceuticals — continued
5.25%, 1/30/2030 (a)	8,054	4,027
5.25%, 2/15/2031 (a)	8,085	4,042
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (a)	3,749	3,728
3.13%, 2/15/2029 (a)	1,654	1,613
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (g)	6,756	6,996
Endo DAC, Escrow
0.00%, 7/31/2027 ‡ (b)	5,416	41
0.00%, 6/30/2028 ‡ (b)	4,621	35
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a)	2,146	2,279
EndoDesign (Ireland) 0.00%, 10/15/2024 ‡	5,067	—
GCB144A Endo (Luxembourg) 0.00%, 4/1/2029 ‡	7,570	—
Mallinckrodt International Finance SA 14.75%, 11/14/2028 (a)	9,782	10,673
Organon & Co.
4.13%, 4/30/2028 (a)	12,993	12,422
5.13%, 4/30/2031 (a)	11,642	10,903
Par Pharmaceutical, Inc. 0.00%, 4/1/2027 ‡ (b)	7,307	—
		148,257
Professional Services — 0.1%
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029 (a)	2,244	2,222
TriNet Group, Inc. 7.13%, 8/15/2031 (a)	5,620	5,829
		8,051
Real Estate Management & Development — 0.2%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (a)	3,870	2,778
5.25%, 4/15/2030 (a)	12,288	8,568
Kennedy-Wilson, Inc.
4.75%, 3/1/2029	1,570	1,417
5.00%, 3/1/2031	90	78
		12,841
Semiconductors & Semiconductor Equipment — 1.2%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	6,368	6,405
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	4,985	5,318
Entegris, Inc.
4.38%, 4/15/2028 (a)	7,269	6,982
4.75%, 4/15/2029 (a)	9,626	9,446
3.63%, 5/1/2029 (a)	5,938	5,467
5.95%, 6/15/2030 (a)	13,166	13,345
SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	15,323	14,562
Synaptics, Inc. 4.00%, 6/15/2029 (a)	4,361	4,082
		65,607
Software — 1.1%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	3,540	3,529
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	5,415	5,181
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	4,815	4,577
4.88%, 7/1/2029 (a)	5,347	5,149
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	6,559	6,482
5.13%, 4/15/2029 (a)	9,127	8,950
5.25%, 10/1/2030 (a)	974	945
RingCentral, Inc. 8.50%, 8/15/2030 (a)	8,450	9,029
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	17,116	17,098
		60,940
Specialized REITs — 0.3%
Iron Mountain, Inc.
5.00%, 7/15/2028 (a)	4,258	4,179
4.88%, 9/15/2029 (a)	6,237	6,053
4.50%, 2/15/2031 (a)	3,863	3,626
SBA Communications Corp. 3.13%, 2/1/2029	709	653
		14,511
Specialty Retail — 1.8%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	4,627	4,471
4.63%, 11/15/2029 (a)	8,049	7,663
4.75%, 3/1/2030	1,720	1,643
Bath & Body Works, Inc.
6.63%, 10/1/2030 (a)	4,738	4,797
6.88%, 11/1/2035	331	342
6.75%, 7/1/2036	2,545	2,607
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	5,101	4,571
Group 1 Automotive, Inc. 6.38%, 1/15/2030 (a)	2,759	2,807
Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	7,314	6,784
PetSmart, Inc.
4.75%, 2/15/2028 (a)	16,109	15,407
7.75%, 2/15/2029 (a)	7,586	7,469
RAD 12.00%, 12/31/2025 ‡	2,783	2,783
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	8,603	8,040
Staples, Inc.
10.75%, 9/1/2029 (a)	19,665	18,523
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialty Retail — continued
12.75%, 1/15/2030 (a)	13,003	10,050
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	3,626	3,591
		101,548
Technology Hardware, Storage & Peripherals — 0.3%
Seagate HDD Cayman
8.25%, 12/15/2029	6,104	6,618
8.50%, 7/15/2031	1,878	2,042
Xerox Holdings Corp.
5.50%, 8/15/2028 (a)	877	751
8.88%, 11/30/2029 (a)	4,989	4,681
		14,092
Textiles, Apparel & Luxury Goods — 0.0% ^
Hanesbrands, Inc. 9.00%, 2/15/2031 (a)	2,565	2,758
Trading Companies & Distributors — 1.7%
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	12,497	12,993
8.63%, 5/15/2032 (a)	2,117	2,214
Herc Holdings, Inc.
5.50%, 7/15/2027 (a)	3,855	3,827
6.63%, 6/15/2029 (a)	5,160	5,307
Imola Merger Corp. 4.75%, 5/15/2029 (a)	17,132	16,489
United Rentals North America, Inc.
4.88%, 1/15/2028	4,952	4,885
5.25%, 1/15/2030	8,165	8,101
6.13%, 3/15/2034 (a)	11,852	12,106
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	12,782	13,113
6.38%, 3/15/2029 (a)	9,908	10,167
6.63%, 3/15/2032 (a)	4,096	4,219
		93,421
Wireless Telecommunication Services — 0.2%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027 (a)	10,254	4,056
6.00%, 2/15/2028 (a)	3,390	1,092
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	670	361
United States Cellular Corp. 6.70%, 12/15/2033	4,343	4,783
		10,292
Total Corporate Bonds (Cost $4,895,041)		4,764,916
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	153

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 5.8% (f) (h)
Automobile Components — 0.2%
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 8.00%, 1/31/2031	2,082	2,086
DexKo Global, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.35%, 10/4/2028	9,834	9,605
		11,691
Beverages — 0.1%
Triton Water Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.85%, 3/31/2028	7,117	7,112
Broadline Retail — 0.1%
Shutterfly LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 1.00%), 6.33%, 10/1/2027	5,304	4,483
Building Products — 0.3%
ACProducts Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 9.85%, 5/17/2028	9,117	6,843
Emerald Debt Merger Sub LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.56%, 8/4/2031	4,486	4,483
MIWD Holdco II LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.50%), 8.75%, 3/28/2031	4,075	4,092
		15,418
Chemicals — 0.3%
INEOS US Finance LLC, 1st Lien Term Loan B (Luxembourg) (1-MONTH CME TERM SOFR + 3.25%), 8.59%, 2/18/2030	5,856	5,841
Venator Materials Corp., 1st Lien PIK Term Loan (3-MONTH SOFR + 10.00%), 15.43%, 10/12/2028	4,900	4,816
Venator Materials Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 7.33%, 1/16/2026	1,699	1,699
Venator Materials Corp., Delayed Draw PIK Term Loan (3-MONTH CME TERM SOFR + 8.00%), 9.00%, 1/16/2026	661	661
W. R. Grace, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.50%, 9/22/2028 (i)	1,427	1,431
		14,448
Commercial Services & Supplies — 0.2%
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.75%), 7.89%, 6/21/2028	9,034	9,042
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Communications Equipment — 0.1%
CommScope, Inc., 1st Lien Term Loan B-2 (Netherlands) (1-MONTH CME TERM SOFR + 3.25%), 8.61%, 4/6/2026 (i)	4,987	4,733
Consumer Staples Distribution & Retail — 0.5%
Moran Foods LLC, 1st Lien Super Senior Delayed Term Loan (3-MONTH SOFR + 11.50%), 16.71%, 6/30/2026 ‡	6,664	6,664
Moran Foods LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 10.68% (PIK) + 2.00% (Cash)), 12.68%, 6/30/2026 ‡ (c)	8,114	4,172
(3-MONTH CME TERM SOFR + 10.68% (PIK) + 2.00% (Cash)), 12.68%, 6/30/2026 ‡ (c)	20,028	16,228
		27,064
Containers & Packaging — 0.3%
Graham Packaging Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.75%, 8/4/2027	8,491	8,487
LABL, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 10.35%, 10/30/2028	8,031	7,702
		16,189
Diversified Telecommunication Services — 0.1%
Numericable U.S. LLC, 1st Lien Term Loan B-14 (France) (3-MONTH CME TERM SOFR + 5.50%), 10.80%, 8/15/2028	6,872	5,209
Financial Services — 0.2%
NCR Atleos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.75%; 3-MONTH CME TERM SOFR + 4.75%), 10.10%, 3/22/2029	1,986	2,005
Nuvei Technologies Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.15%, 7/18/2031 (i)	10,185	10,147
		12,152
Ground Transportation — 0.4%
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.60%, 7/21/2028	7,587	7,599
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 3.00%), 8.60%, 7/21/2028	2,314	2,318
First Student Bidco, Inc., Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.43%, 7/21/2028	5,909	5,919
SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Ground Transportation — continued
Hertz Corp. (The), 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.86%, 6/30/2028	4,177	3,754
Hertz Corp. (The), 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.50%), 8.86%, 6/30/2028	811	729
		20,319
Health Care Equipment & Supplies — 0.1%
Bausch & Lomb Corp., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.66%, 5/10/2027	2,985	2,941
Medline Borrower LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.85%, 10/23/2028	4,317	4,325
		7,266
Health Care Providers & Services — 0.4%
Parexel International Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.25%, 11/15/2028	8,698	8,727
Syneos Health,Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.08%, 9/27/2030	3,342	3,318
US Renal Care, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 5.00%), 10.46%, 6/28/2028	11,456	9,876
		21,921
Hotels, Restaurants & Leisure — 0.1%
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.50%, 3/14/2031	2,878	2,876
Insurance — 0.0% ^
Hub International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.53%, 6/20/2030	2,300	2,301
IT Services — 0.1%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3
(3-MONTH CME TERM SOFR + 3.50%), 8.80%, 1/24/2031	5,830	5,836
(3-MONTH CME TERM SOFR + 3.50%), 8.80%, 2/3/2031	2,533	2,535
		8,371
Leisure Products — 0.3%
FGI Operating Co. LLC, 1st Lien Term Loan (3-MONTH SOFR + 11.00%), 0.00%, 12/31/2025 ‡ (b)	3,595	302
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Leisure Products — continued
Hercules Achievement, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 4.00%, 7/26/2031 (i)	11,000	10,948
Topgolf Callaway, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.25%, 3/18/2030	3,284	3,250
		14,500
Machinery — 0.1%
SPX Flow, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.75%, 4/5/2029	3,618	3,632
Media — 0.7%
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 7.33%, 12/9/2030	12,935	12,860
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.36%, 8/23/2028	1,280	1,275
CSC Holdings LLC, Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 9.84%, 1/18/2028	9,408	8,962
DirectV Financing LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 5.00%), 10.36%, 8/2/2027	6,034	6,062
iHeartCommunications, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 8.36%, 5/1/2026	10,888	9,014
		38,173
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 10.29%, 4/20/2028	7,092	7,332
Personal Care Products — 0.1%
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.11%, 5/17/2028	6,482	5,995
Pharmaceuticals — 0.1%
MI OpCo Holdings, Inc., Delayed Draw Term Loan B (1-MONTH CME TERM SOFR + 7.25%), 12.60%, 3/31/2028	6,284	5,939
Software — 0.2%
Genesys Cloud Services Holdings, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.75%, 12/1/2027	4,631	4,647
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	155

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Software — continued
Rocket Software, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.75%), 10.00%, 11/28/2028	5,526	5,521
UKG, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.55%, 2/10/2031	2,850	2,856
		13,024
Specialty Retail — 0.7%
Claire's Stores, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50%), 11.85%, 12/18/2026 (j)	12,870	11,202
Petco Health & Wellness Co., Inc., Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.85%, 3/3/2028 (i)	15,020	13,854
PetSmart LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.10%, 2/11/2028 (i)	4,000	3,970
PrimeSource, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.84%, 12/28/2027	5,517	5,370
Serta Simmons Bedding LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 7.50%), 12.95%, 6/29/2028	6,309	5,092
White Cap Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.50%, 10/19/2029	693	688
		40,176
Total Loan Assignments (Cost $332,708)		319,366
	SHARES (000)
Common Stocks — 2.0%
Broadline Retail — 0.1%
Moran Foods Backstop Equity ‡ *	73,975	740
MYT Holding LLC ‡ *	5,623	1,968
		2,708
Chemicals — 0.1%
Venator Materials plc ‡ *	11	7,339
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc. *	187	5,393
Windstream Holdings, Inc. ‡ *	14	240
		5,633
Financial Services — 0.2%
ACC Claims Holdings LLC ‡ *	7,077	14
Mallinckrodt plc (Luxembourg) ‡ *	138	10,229
		10,243
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Providers & Services — 0.0% ^
Envision Healthcare Corp. ‡ *	107	1,172
Machinery — 0.0% ^
SSB Equipment Co., Inc. ‡ *	395	—
Media — 0.1%
Clear Channel Outdoor Holdings, Inc. *	2,312	3,467
iHeartMedia, Inc., Class A *	273	426
National CineMedia, Inc. *	549	3,786
		7,679
Oil, Gas & Consumable Fuels — 0.2%
Chesapeake Energy Corp.	82	6,136
Gulfport Energy Corp.	33	4,751
		10,887
Pharmaceuticals — 0.2%
Endo, Inc. *	311	8,401
Specialized REITs — 0.2%
VICI Properties, Inc.	393	13,151
Specialty Retail — 0.3%
Claire's Stores, Inc. ‡ *	17	167
NMG, Inc. ‡ *	89	11,984
Serta Simmons Bedding LLC ‡ *	394	2,939
		15,090
Wireless Telecommunication Services — 0.5%
Intelsat SA (Luxembourg) ‡ *	749	28,103
Total Common Stocks (Cost $102,253)		110,406
Convertible Preferred Stocks — 0.5%
Specialty Retail — 0.5%
Claire's Stores, Inc. ‡ * (Cost $3,724)	16	29,043
	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.5%
Broadline Retail — 0.1%
Liberty Interactive LLC
4.00%, 11/15/2029	2,570	877
3.75%, 2/15/2030	4,448	1,490
		2,367
SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
Media — 0.3%
DISH Network Corp.
Zero Coupon, 12/15/2025	7,845	5,845
3.38%, 8/15/2026	18,645	11,608
		17,453
Oil, Gas & Consumable Fuels — 0.1%
Gulfport Energy Corp. 10.00% (Cash), 10/7/2024 ‡ (c) (d) (e)	1	7,657
Total Convertible Bonds (Cost $31,370)		27,477
	SHARES (000)
Exchange-Traded Funds — 0.2%
Fixed Income — 0.2%
iShares Broad USD High Yield Corporate Bond ETF (Cost $14,074)	396	14,763
Preferred Stocks — 0.2%
Broadline Retail — 0.2%
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	13,477	9,322
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. ‡	—	746
Total Preferred Stocks (Cost $13,007)		10,068
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ * (Cost $1)	110	1,095
	SHARES (000)
Short-Term Investments — 4.3%
Investment Companies — 4.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.13% (k) (l) (Cost $236,075)	236,075	236,075
Total Investments — 99.9% (Cost $5,628,253)		5,513,209
Other Assets Less Liabilities — 0.1%		2,805
NET ASSETS — 100.0%		5,516,014

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
PIK	Payment In Kind
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Defaulted security.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2024.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
(g)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2024.

(h)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(i)	All or a portion of this security is unsettled as of August 31, 2024. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(j)	Fund is subject to legal or contractual restrictions on the resale of the security.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of August 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	157

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
Centrally Cleared Credit default swap contracts outstanding — sell protection(**) as of August 31, 2024 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.42-V1	5.00	Quarterly	6/20/2029	3.22	USD25,000	1,248	790	2,038

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. Morgan Income Funds	August 31, 2024

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 29.9%
Aerospace & Defense — 0.4%
Bombardier, Inc. (Canada)
7.88%, 4/15/2027 (a)	2,650	2,659
8.75%, 11/15/2030 (a)	4,050	4,417
7.25%, 7/1/2031 (a)	2,149	2,256
7.00%, 6/1/2032 (a)	2,002	2,084
BWX Technologies, Inc. 4.13%, 6/30/2028 (a)	3,904	3,767
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	2,746	2,980
TransDigm, Inc.
6.38%, 3/1/2029 (a)	15,687	16,166
6.63%, 3/1/2032 (a)	3,532	3,673
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	1,374	1,451
Wesco Aircraft Holdings, Inc.
8.50%, 11/15/2024 (a) (b)	2,471	346
9.00%, 11/15/2026 (a) (b)	5,685	2,274
		42,073
Automobile Components — 1.1%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	4,920	4,860
7.00%, 4/15/2028 (a)	1,650	1,696
8.25%, 4/15/2031 (a)	3,200	3,401
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	3,333	3,263
5.88%, 6/1/2029 (a)	8,896	8,920
3.75%, 1/30/2031 (a)	8,712	7,917
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	858	862
6.88%, 7/1/2028	4,795	4,819
5.00%, 10/1/2029	8,360	7,777
Clarios Global LP
6.75%, 5/15/2025 (a)	7,200	7,206
6.25%, 5/15/2026 (a)	10,012	10,013
8.50%, 5/15/2027 (a)	6,715	6,781
Cooper-Standard Automotive, Inc.
13.50% (Blend (Cash 9.00% + PIK 4.50%)), 3/31/2027 (a) (c)	4,609	4,879
10.63% (PIK), 5/15/2027 (a) (c)	969	740
Dana, Inc.
5.38%, 11/15/2027	2,775	2,747
5.63%, 6/15/2028	2,777	2,737
4.25%, 9/1/2030	1,744	1,571
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	4,565	3,856
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Automobile Components — continued
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	1,988	1,963
5.00%, 7/15/2029	10,196	9,469
5.25%, 4/30/2031	2,016	1,827
5.25%, 7/15/2031	2,360	2,141
Icahn Enterprises LP 6.25%, 5/15/2026	4,076	4,053
IHO Verwaltungs GmbH (Germany) 4.75% (Cash), 9/15/2026 (a) (c)	4,960	4,866
ZF North America Capital, Inc. (Germany) 6.75%, 4/23/2030 (a)	4,011	4,123
		112,487
Automobiles — 0.0% ^
Jaguar Land Rover Automotive plc (United Kingdom) 4.50%, 10/1/2027 (a)	1,000	979
Banks — 0.8%
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (d) (e) (f) (g)	4,345	4,746
Banco Mercantil del Norte SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (d) (e) (f) (g) (h)	9,900	9,971
Bank of America Corp. Series AA, (3-MONTH CME TERM SOFR + 4.16%), 6.10%, 3/17/2025 (e) (f) (g)	716	715
BNP Paribas SA (France) (SOFR + 1.59%), 5.50%, 5/20/2030 (a) (g)	5,030	5,162
Citigroup, Inc.
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024 (e) (f) (g)	9,905	9,887
Series P, (3-MONTH CME TERM SOFR + 4.17%), 5.95%, 5/15/2025 (e) (f) (g)	4,714	4,711
Series T, (3-MONTH CME TERM SOFR + 4.78%), 6.25%, 8/15/2026 (e) (f) (g)	83	84
HSBC Holdings plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (d) (e) (f) (g)	6,831	6,095
NatWest Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (d) (e) (f) (g)	12,226	12,138
Toronto-Dominion Bank (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.13%, 10/31/2082 (d) (g)	5,795	6,175
Wells Fargo & Co.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	159

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (e) (f) (g)	11,821	11,497
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (e) (f) (g)	2,220	2,279
		73,460
Beverages — 0.1%
Central American Bottling Corp. (Guatemala) 5.25%, 4/27/2029 (a)	2,727	2,629
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	5,690	5,627
		8,256
Biotechnology — 0.1%
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	6,077	5,773
Broadline Retail — 0.3%
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	14,305	14,409
Nordstrom, Inc. 4.25%, 8/1/2031	2,530	2,251
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (c)	8,260	6,952
9.75%, 10/1/2027 (a)	961	967
		24,579
Building Products — 0.6%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	3,418	3,123
6.38%, 6/15/2032 (a)	3,020	3,110
6.38%, 3/1/2034 (a)	2,185	2,243
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	13,636	13,964
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	2,000	1,947
JELD-WEN, Inc.
4.63%, 12/15/2025 (a)	376	376
4.88%, 12/15/2027 (a)	2,803	2,711
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	5,350	5,511
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	3,050	3,134
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	1,850	1,754
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	11,809	11,483
4.38%, 7/15/2030 (a)	6,414	5,997
Summit Materials LLC
6.50%, 3/15/2027 (a)	1,145	1,148
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Building Products — continued
5.25%, 1/15/2029 (a)	2,060	2,039
7.25%, 1/15/2031 (a)	1,247	1,317
		59,857
Capital Markets — 0.1%
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	1,440	1,264
3.63%, 10/1/2031 (a)	982	809
Goldman Sachs Group, Inc. (The)
Series P, (3-MONTH CME TERM SOFR + 3.14%), 8.24%, 10/7/2024 (e) (f) (g)	5,070	5,077
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (e) (f) (g)	6,225	6,630
		13,780
Chemicals — 1.1%
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	10,742	10,570
3.38%, 2/15/2029 (a)	6,000	5,564
Braskem Idesa SAPI (Mexico) 6.99%, 2/20/2032 (a)	5,527	4,309
Braskem Netherlands Finance BV (Brazil) 7.25%, 2/13/2033 (a)	1,302	1,281
Chemours Co. (The)
5.75%, 11/15/2028 (a)	9,351	8,763
4.63%, 11/15/2029 (a)	2,107	1,854
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	7,541	7,130
INEOS Finance plc (Luxembourg) 7.50%, 4/15/2029 (a)	4,320	4,471
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	2,005	2,163
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	15,310	15,113
8.50%, 11/15/2028 (a)	2,500	2,665
4.25%, 5/15/2029 (a)	2,720	2,481
9.00%, 2/15/2030 (a)	2,083	2,237
OCP SA (Morocco)
5.13%, 6/23/2051 (h)	2,500	2,000
7.50%, 5/2/2054 (a)	2,160	2,314
Sasol Financing USA LLC 5.50%, 3/18/2031	1,900	1,663
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	2,625	2,610
4.50%, 10/15/2029	10,937	10,360
4.00%, 4/1/2031	4,870	4,363
4.38%, 2/1/2032	1,190	1,069
SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	1,212	1,044
5.13%, 4/1/2029 (a)	11,110	5,052
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	10,387	10,157
5.63%, 8/15/2029 (a)	2,981	2,764
		111,997
Commercial Services & Supplies — 0.9%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	10,192	9,489
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	2,736	2,598
4.88%, 7/15/2032 (a)	5,796	5,510
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	4,979	4,616
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	6,001	5,886
Brink's Co. (The) 4.63%, 10/15/2027 (a)	3,195	3,121
CoreCivic, Inc. 8.25%, 4/15/2029	4,965	5,238
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	790	770
9.50%, 11/1/2027 (a)	4,200	4,224
GFL Environmental, Inc.
3.75%, 8/1/2025 (a)	4,379	4,331
5.13%, 12/15/2026 (a)	2,110	2,102
4.00%, 8/1/2028 (a)	4,628	4,412
4.75%, 6/15/2029 (a)	340	329
6.75%, 1/15/2031 (a)	1,605	1,676
Madison IAQ LLC
4.13%, 6/30/2028 (a)	13,196	12,556
5.88%, 6/30/2029 (a)	1,254	1,195
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	6,563	6,575
3.38%, 8/31/2027 (a)	7,569	7,166
Stericycle, Inc. 3.88%, 1/15/2029 (a)	7,595	7,375
		89,169
Communications Equipment — 0.3%
CommScope LLC
6.00%, 3/1/2026 (a)	13,259	12,762
8.25%, 3/1/2027 (a)	9,416	7,870
4.75%, 9/1/2029 (a)	5,807	4,674
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	2,505	2,400
Nokia OYJ (Finland) 4.38%, 6/12/2027	2,600	2,571
		30,277
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Construction & Engineering — 0.2%
Aeropuerto Internacional de Tocumen SA (Panama) 5.13%, 8/11/2061 (a)	3,830	3,009
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (h)	2,873	2,233
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	3,830	3,670
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	1,150	1,119
International Airport Finance SA (Ecuador) 12.00%, 3/15/2033 (h)	8,190	8,733
Mexico City Airport Trust (Mexico) 5.50%, 10/31/2046 (h)	4,500	3,841
Pike Corp. 8.63%, 1/31/2031 (a)	1,058	1,142
		23,747
Consumer Finance — 0.7%
Ford Motor Credit Co. LLC
2.30%, 2/10/2025	2,150	2,119
4.69%, 6/9/2025	16,998	16,914
3.38%, 11/13/2025	5,000	4,884
4.39%, 1/8/2026	5,510	5,444
6.95%, 6/10/2026	6,033	6,199
4.54%, 8/1/2026	5,460	5,398
4.27%, 1/9/2027	14,200	13,914
7.20%, 6/10/2030	1,516	1,632
OneMain Finance Corp.
7.13%, 3/15/2026	6,102	6,218
3.88%, 9/15/2028	6,360	5,857
		68,579
Consumer Staples Distribution & Retail — 0.4%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	6,758	6,603
5.88%, 2/15/2028 (a)	8,467	8,446
3.50%, 3/15/2029 (a)	7,029	6,510
4.88%, 2/15/2030 (a)	1,952	1,908
New Albertsons LP
6.63%, 6/1/2028	8	8
7.45%, 8/1/2029	113	120
8.00%, 5/1/2031	870	933
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	4,022	3,999
4.25%, 8/1/2029 (a)	3,411	3,219
Rite Aid Corp.
8.00% (PIK), 10/18/2024 ‡ (a) (c)	3,301	1,728
(3-MONTH CME TERM SOFR + 7.00%), 12.32%, 10/18/2024 ‡ (a) (g)	1,131	3,214
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	161

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
7.50%, 7/1/2025 ‡ (a) (b)	7,843	1
8.00%, 11/15/2026 ‡ (a) (b)	3,890	—
Tesco plc (United Kingdom) 6.15%, 11/15/2037 (a)	870	906
US Foods, Inc.
6.88%, 9/15/2028 (a)	1,303	1,355
4.75%, 2/15/2029 (a)	1,995	1,945
4.63%, 6/1/2030 (a)	2,003	1,917
		42,812
Containers & Packaging — 1.0%
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	6,380	5,502
5.25%, 8/15/2027 (a)	14,217	8,551
Berry Global, Inc.
4.50%, 2/15/2026 (a)	1,051	1,036
4.88%, 7/15/2026 (a)	7,076	7,002
5.63%, 7/15/2027 (a)	950	949
LABL, Inc. 6.75%, 7/15/2026 (a)	12,162	12,101
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (a)	16,235	16,786
9.25%, 4/15/2027 (a)	6,239	6,338
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	3,925	3,934
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	17,830	17,023
Smurfit Kappa Treasury Funding DAC (Ireland) 7.50%, 11/20/2025	950	973
TriMas Corp. 4.13%, 4/15/2029 (a)	2,612	2,434
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026 (a) (i)	12,897	12,735
8.50%, 8/15/2027 (a) (i)	1,965	1,963
		97,327
Distributors — 0.0% ^
Ritchie Bros Holdings, Inc. (Canada) 6.75%, 3/15/2028 (a)	2,170	2,233
Diversified — 0.3%
Acrc 5.25%, 11/15/2026 ‡ (a)	31,500	29,267
Diversified Consumer Services — 0.1%
Service Corp. International
7.50%, 4/1/2027	535	561
3.38%, 8/15/2030	9,661	8,670
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	2,638	2,763
		11,994
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified REITs — 0.0% ^
VICI Properties LP 3.75%, 2/15/2027 (a)	3,996	3,875
Diversified Telecommunication Services — 2.1%
Altice France SA (France)
8.13%, 2/1/2027 (a)	11,507	9,255
5.50%, 1/15/2028 (a)	3,500	2,491
5.13%, 1/15/2029 (a)	416	289
5.50%, 10/15/2029 (a)	7,300	5,065
CCO Holdings LLC
5.00%, 2/1/2028 (a)	4,174	4,022
5.38%, 6/1/2029 (a)	11,784	11,178
6.38%, 9/1/2029 (a)	10,941	10,807
4.75%, 3/1/2030 (a)	47,891	43,654
4.50%, 8/15/2030 (a)	35,028	31,238
4.25%, 2/1/2031 (a)	16,347	14,184
Embarq Corp. 8.00%, 6/1/2036	1,643	714
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	8,878	8,843
5.00%, 5/1/2028 (a)	9,422	9,149
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	12,599	12,098
Level 3 Financing, Inc.
4.88%, 6/15/2029 (a)	8,554	6,651
11.00%, 11/15/2029 (a)	3,013	3,304
4.50%, 4/1/2030 (a)	9,130	6,693
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	361	300
4.00%, 2/15/2027 (a)	230	179
Series G, 6.88%, 1/15/2028	17	13
4.50%, 1/15/2029 (a)	6,475	3,671
4.13%, 4/15/2029 (a)	2,675	2,086
4.13%, 4/15/2030 (a)	11,832	8,828
Optics Bidco SpA (Italy)
Series 2033, 6.38%, 11/15/2033 (a)	3,705	3,701
7.72%, 6/4/2038 (a)	2,137	2,315
SES GLOBAL Americas Holdings, Inc. (Luxembourg) 5.30%, 3/25/2044 (a)	110	86
Sitios Latinoamerica SAB de CV (Brazil) 5.38%, 4/4/2032 (a)	2,937	2,787
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	623	629
7.72%, 6/4/2038	1,033	1,094
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	2,750	2,607
		207,931
SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — 0.7%
Comision Federal de Electricidad (Mexico) 4.68%, 2/9/2051 (a)	2,366	1,760
Electricidad Firme de Mexico Holdings SA de CV (Mexico) 4.90%, 11/20/2026 (a)	1,400	1,345
Eskom Holdings SOC Ltd. (South Africa)
7.13%, 2/11/2025 (h)	6,800	6,802
8.45%, 8/10/2028 (h)	4,400	4,562
Instituto Costarricense de Electricidad (Costa Rica)
6.75%, 10/7/2031 (a)	8,210	8,320
6.38%, 5/15/2043 (h)	690	622
NRG Energy, Inc.
6.63%, 1/15/2027	1,256	1,258
5.75%, 1/15/2028	8,962	8,964
5.25%, 6/15/2029 (a)	1,104	1,091
3.63%, 2/15/2031 (a)	6,340	5,672
PG&E Corp. 5.00%, 7/1/2028	1,180	1,156
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (a)	8,529	8,055
Trinidad Generation UnLtd (Trinidad And Tobago) 5.25%, 11/4/2027 (h)	1,000	974
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	531	530
5.63%, 2/15/2027 (a)	4,163	4,157
5.00%, 7/31/2027 (a)	12,046	11,923
4.38%, 5/1/2029 (a)	2,146	2,054
6.88%, 4/15/2032 (a)	2,406	2,499
		71,744
Electrical Equipment — 0.1%
Regal Rexnord Corp. 6.40%, 4/15/2033	2,931	3,111
Sensata Technologies BV 4.00%, 4/15/2029 (a)	11,287	10,627
		13,738
Electronic Equipment, Instruments & Components — 0.2%
Coherent Corp. 5.00%, 12/15/2029 (a)	12,644	12,227
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	4,929	4,654
3.75%, 2/15/2031 (a)	1,165	1,052
		17,933
Energy Equipment & Services — 0.2%
Archrock Partners LP
6.88%, 4/1/2027 (a)	1,721	1,733
6.63%, 9/1/2032 (a)	2,127	2,154
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	4,373	4,139
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Energy Equipment & Services — continued
Precision Drilling Corp. (Canada)
7.13%, 1/15/2026 (a)	2,816	2,807
6.88%, 1/15/2029 (a)	975	989
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	155	155
Transocean, Inc.
8.25%, 5/15/2029 (a)	2,480	2,513
8.75%, 2/15/2030 (a)	1,182	1,248
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (a)	2,257	2,368
		18,106
Entertainment — 0.4%
Cinemark USA, Inc. 7.00%, 8/1/2032 (a)	1,132	1,175
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (a)	2,258	2,251
5.63%, 3/15/2026 (a)	3,148	3,130
6.50%, 5/15/2027 (a)	11,601	11,801
4.75%, 10/15/2027 (a)	13,787	13,430
3.75%, 1/15/2028 (a)	2,340	2,217
WMG Acquisition Corp.
3.75%, 12/1/2029 (a)	1,593	1,486
3.88%, 7/15/2030 (a)	3,410	3,165
		38,655
Financial Services — 0.3%
Block, Inc.
3.50%, 6/1/2031	7,300	6,589
6.50%, 5/15/2032 (a)	5,642	5,851
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028 (a)	2,500	2,455
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	5,522	6,083
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	1,140	1,084
3.63%, 3/1/2029 (a)	6,945	6,447
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	2,066	2,131
		30,640
Food Products — 0.3%
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (a)	2,505	2,332
4.38%, 1/31/2032 (a)	803	740
Minerva Luxembourg SA (Brazil) 8.88%, 9/13/2033 (h)	1,700	1,830
Post Holdings, Inc.
5.63%, 1/15/2028 (a)	911	909
5.50%, 12/15/2029 (a)	848	833
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	163

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
4.63%, 4/15/2030 (a)	10,215	9,708
4.50%, 9/15/2031 (a)	1,515	1,410
6.25%, 2/15/2032 (a)	6,844	7,019
Sigma Holdco BV (Netherlands) 7.88%, 5/15/2026 (a)	1,600	1,578
		26,359
Gas Utilities — 0.1%
AmeriGas Partners LP
5.50%, 5/20/2025	993	990
5.88%, 8/20/2026	3,093	3,059
5.75%, 5/20/2027	1,657	1,618
9.38%, 6/1/2028 (a)	2,363	2,481
		8,148
Ground Transportation — 0.5%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	2,526	2,468
4.75%, 4/1/2028 (a)	15,500	14,373
8.00%, 2/15/2031 (a)	1,850	1,839
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	2,655	2,461
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	1,650	1,295
12.63%, 7/15/2029 (a)	2,831	3,016
5.00%, 12/1/2029 (a)	15,721	10,606
Hertz Corp. (The), Escrow
6.25%, 10/15/2022 ‡ (b)	185	6
5.50%, 10/15/2024 ‡ (b)	5,875	206
7.13%, 8/1/2026 ‡ (b)	2,755	248
6.00%, 1/15/2028 ‡ (b)	1,450	131
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	2,650	2,447
Uber Technologies, Inc. 7.50%, 9/15/2027 (a)	8,930	9,108
XPO, Inc. 6.25%, 6/1/2028 (a)	3,375	3,443
		51,647
Health Care Equipment & Supplies — 0.4%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	9,664	9,405
Hologic, Inc. 3.25%, 2/15/2029 (a)	5,000	4,618
Medline Borrower LP
3.88%, 4/1/2029 (a)	11,433	10,799
6.25%, 4/1/2029 (a)	4,766	4,913
5.25%, 10/1/2029 (a)	9,482	9,312
		39,047
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	2,500	2,481
5.00%, 4/15/2029 (a)	165	161
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	4,295	4,156
6.00%, 1/15/2029 (a)	6,176	5,859
5.25%, 5/15/2030 (a)	2,100	1,883
4.75%, 2/15/2031 (a)	4,300	3,668
10.88%, 1/15/2032 (a)	2,208	2,390
DaVita, Inc.
4.63%, 6/1/2030 (a)	2,040	1,924
3.75%, 2/15/2031 (a)	14,437	12,850
Encompass Health Corp.
5.75%, 9/15/2025	1,118	1,116
4.50%, 2/1/2028	5,534	5,410
4.75%, 2/1/2030	3,484	3,378
4.63%, 4/1/2031	5,032	4,765
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	7,610	6,925
Tenet Healthcare Corp.
6.25%, 2/1/2027	12,382	12,405
5.13%, 11/1/2027	24,674	24,459
4.63%, 6/15/2028	5,000	4,886
6.13%, 6/15/2030	4,249	4,314
6.75%, 5/15/2031	5,136	5,325
		108,355
Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	1,803	1,791
5.00%, 5/15/2027 (a)	5,787	5,745
		7,536
Hotel & Resort REITs — 0.2%
RHP Hotel Properties LP
4.75%, 10/15/2027	14,971	14,666
4.50%, 2/15/2029 (a)	1,255	1,204
		15,870
Hotels, Restaurants & Leisure — 1.3%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	1,315	1,256
4.00%, 10/15/2030 (a)	4,430	4,058
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	4,913	4,716
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (a)	1,620	1,655
SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
4.63%, 10/15/2029 (a)	4,213	3,985
7.00%, 2/15/2030 (a)	3,000	3,107
6.50%, 2/15/2032 (a)	3,138	3,225
Carnival Corp.
5.75%, 3/1/2027 (a)	4,000	4,013
4.00%, 8/1/2028 (a)	3,391	3,230
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	11,716	12,675
Cedar Fair LP 5.25%, 7/15/2029	4,065	4,006
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (a)	3,952	3,941
5.75%, 5/1/2028 (a)	2,245	2,249
3.75%, 5/1/2029 (a)	5,594	5,262
International Game Technology plc 6.25%, 1/15/2027 (a)	3,245	3,298
Merlin Entertainments Ltd. (United Kingdom) 5.75%, 6/15/2026 (a)	3,050	3,006
MGM Resorts International
5.75%, 6/15/2025	5,818	5,817
4.63%, 9/1/2026	3,974	3,920
5.50%, 4/15/2027	2,370	2,370
6.50%, 4/15/2032	1,600	1,612
Motion Bondco DAC (United Kingdom) 6.63%, 11/15/2027 (a)	500	473
Royal Caribbean Cruises Ltd.
7.25%, 1/15/2030 (a)	2,000	2,114
6.25%, 3/15/2032 (a)	2,727	2,816
6.00%, 2/1/2033 (a)	3,651	3,740
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (a)	12,192	12,105
6.63%, 5/1/2032 (a)	2,824	2,907
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	1,042	1,041
Station Casinos LLC 4.50%, 2/15/2028 (a)	4,755	4,564
Studio City Finance Ltd. (Macau)
6.50%, 1/15/2028 (h)	1,000	961
5.00%, 1/15/2029 (h)	2,550	2,270
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	2,157	2,242
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	695	690
Wynn Macau Ltd. 5.63%, 8/26/2028 (h)	2,500	2,382
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	16,570	16,212
		131,918
Household Durables — 0.4%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	7,129	7,069
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Household Durables — continued
Newell Brands, Inc.
4.88%, 6/1/2025	2,000	1,993
5.70%, 4/1/2026 (i)	13,400	13,353
6.87%, 4/1/2036 (i)	3,780	3,594
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	10,050	9,319
		35,328
Household Products — 0.3%
Central Garden & Pet Co.
5.13%, 2/1/2028	8,885	8,774
4.13%, 10/15/2030	3,895	3,579
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	11,333	10,923
4.38%, 3/31/2029 (a)	6,037	5,675
Spectrum Brands, Inc. 3.88%, 3/15/2031 (a)	783	692
		29,643
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.
5.25%, 6/1/2026 (a)	5,072	5,042
4.63%, 2/1/2029 (a)	960	916
Termocandelaria Power Ltd. (Colombia) 7.88%, 1/30/2029 (h)	4,620	4,665
		10,623
Leisure Products — 0.2%
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	3,975	4,015
Mattel, Inc. 5.88%, 12/15/2027 (a)	5,345	5,402
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	5,291	5,290
		14,707
Machinery — 0.1%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	6,932	7,284
Esab Corp. 6.25%, 4/15/2029 (a)	2,590	2,661
Terex Corp. 5.00%, 5/15/2029 (a)	3,660	3,553
		13,498
Marine Transportation — 0.1%
MV24 Capital BV (Brazil)
6.75%, 6/1/2034 (a)	3,476	3,376
6.75%, 6/1/2034 (h)	2,365	2,296
		5,672
Media — 3.2%
Audacy Capital Corp. 6.50%, 5/1/2027 (a) (b)	3,678	129
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	165

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	17,662	17,254
7.75%, 4/15/2028 (a)	9,274	8,083
9.00%, 9/15/2028 (a)	2,302	2,447
CSC Holdings LLC
5.38%, 2/1/2028 (a)	3,100	2,384
6.50%, 2/1/2029 (a)	20,576	15,530
5.75%, 1/15/2030 (a)	5,700	2,255
Directv Financing LLC 5.88%, 8/15/2027 (a)	12,728	12,325
DISH DBS Corp.
5.88%, 11/15/2024	55,405	53,780
7.75%, 7/1/2026	19,231	12,939
5.25%, 12/1/2026 (a)	7,922	6,786
DISH Network Corp. 11.75%, 11/15/2027 (a)	12,636	12,848
GCI LLC 4.75%, 10/15/2028 (a)	7,571	7,182
Gray Television, Inc.
7.00%, 5/15/2027 (a)	3,999	3,857
10.50%, 7/15/2029 (a)	7,066	7,252
4.75%, 10/15/2030 (a)	6,210	3,536
5.38%, 11/15/2031 (a)	5,638	3,229
iHeartCommunications, Inc.
6.38%, 5/1/2026	6,821	5,729
8.38%, 5/1/2027	4,104	1,869
5.25%, 8/15/2027 (a)	13,408	8,387
Lamar Media Corp. 4.88%, 1/15/2029	2,131	2,093
Midcontinent Communications 8.00%, 8/15/2032 (a)	2,745	2,735
News Corp. 3.88%, 5/15/2029 (a)	7,242	6,811
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	13,163	12,863
4.75%, 11/1/2028 (a)	9,646	9,013
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	4,278	4,248
4.25%, 1/15/2029 (a)	2,700	2,548
Paramount Global (3-MONTH SOFR + 3.90%), 6.25%, 2/28/2057 (g)	524	452
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	3,220	2,076
Sinclair Television Group, Inc.
5.13%, 2/15/2027 (a)	3,985	3,417
4.13%, 12/1/2030 (a)	5,070	3,578
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	6,900	6,745
4.00%, 7/15/2028 (a)	10,825	10,139
5.50%, 7/1/2029 (a)	18,844	18,340
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued
Stagwell Global LLC 5.63%, 8/15/2029 (a)	6,110	5,792
Sunrise FinCo. I BV (Netherlands) 4.88%, 7/15/2031 (a)	3,485	3,244
Sunrise HoldCo IV BV (Netherlands) 5.50%, 1/15/2028 (a)	2,900	2,855
TEGNA, Inc. 5.00%, 9/15/2029	7,917	7,353
Telenet Finance Luxembourg Notes SARL (Belgium) 5.50%, 3/1/2028 (a)	2,400	2,326
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	12,169	12,312
7.38%, 6/30/2030 (a)	1,520	1,459
Videotron Ltd. (Canada) 5.13%, 4/15/2027 (a)	4,307	4,300
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	1,738	1,572
Ziggo Bond Co. BV (Netherlands) 6.00%, 1/15/2027 (a)	1,050	1,046
Ziggo BV (Netherlands) 4.88%, 1/15/2030 (a)	2,750	2,564
		317,682
Metals & Mining — 0.4%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	3,890	3,881
6.13%, 5/15/2028 (a)	3,490	3,535
7.13%, 3/15/2031 (a)	4,924	5,178
ArcelorMittal SA (Luxembourg) 7.00%, 10/15/2039 (i)	200	222
ATI, Inc. 5.88%, 12/1/2027	3,085	3,091
Big River Steel LLC 6.63%, 1/31/2029 (a)	2,951	2,984
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	2,400	2,395
4.88%, 3/1/2031 (a)	3,725	3,421
7.00%, 3/15/2032 (a)	1,322	1,328
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (h)	4,300	4,114
Novelis Corp.
4.75%, 1/30/2030 (a)	5,810	5,549
3.88%, 8/15/2031 (a)	2,425	2,174
Vale Overseas Ltd. (Brazil) 6.40%, 6/28/2054	830	847
		38,719
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Arbor Realty Trust, Inc.
5.00%, 4/30/2026	15,000	13,639
Series QIB, 4.50%, 9/1/2026 (a)	14,500	12,763
Series QIB, 4.50%, 3/15/2027 (a)	20,000	17,317
SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Mortgage Real Estate Investment Trusts (REITs) — continued
Great Ajax Operating Partnership LP Series QIB, 8.88%, 9/1/2027 (a)	11,000	10,553
ReadyCap Holdings LLC Series QIB, 4.50%, 10/20/2026 (a)	20,000	18,740
		73,012
Multi-Utilities — 0.0% ^
Empresas Publicas de Medellin ESP (Colombia) 4.25%, 7/18/2029 (h)	2,800	2,525
Oil, Gas & Consumable Fuels — 3.8%
AL Candelaria -spain- SA (Colombia)
7.50%, 12/15/2028 (h)	1,766	1,740
5.75%, 6/15/2033 (a)	3,974	3,252
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	4,269	4,252
5.75%, 1/15/2028 (a)	1,749	1,750
5.38%, 6/15/2029 (a)	7,849	7,755
Antero Resources Corp.
8.38%, 7/15/2026 (a)	1,801	1,862
7.63%, 2/1/2029 (a)	4,174	4,320
Ascent Resources Utica Holdings LLC 7.00%, 11/1/2026 (a)	500	502
Bapco Energies BSC Closed (Bahrain) 7.50%, 10/25/2027 (h)	2,200	2,289
Baytex Energy Corp. (Canada)
8.50%, 4/30/2030 (a)	6,560	6,990
7.38%, 3/15/2032 (a)	2,000	2,071
Blue Racer Midstream LLC
7.00%, 7/15/2029 (a)	1,710	1,779
7.25%, 7/15/2032 (a)	1,190	1,248
BP Capital Markets plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (e) (f) (g)	2,626	2,583
Buckeye Partners LP
4.13%, 3/1/2025 (a)	1,342	1,332
3.95%, 12/1/2026	3,000	2,915
4.50%, 3/1/2028 (a)	6,537	6,266
California Resources Corp. 7.13%, 2/1/2026 (a)	2,712	2,723
Chesapeake Energy Corp.
5.50%, 2/1/2026 (a)	2,215	2,214
6.75%, 4/15/2029 (a)	14,392	14,607
Chord Energy Corp. 6.38%, 6/1/2026 (a)	5,451	5,482
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	3,635	3,832
8.63%, 11/1/2030 (a)	5,173	5,623
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
8.75%, 7/1/2031 (a)	4,482	4,837
Columbia Pipelines Holding Co. LLC 6.04%, 8/15/2028 (a)	5,590	5,828
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	9,586	9,429
5.88%, 1/15/2030 (a)	3,680	3,479
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	8,272	8,771
7.38%, 1/15/2033 (a)	2,025	2,077
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	5,434	5,162
4.38%, 6/15/2031 (a)	4,850	4,557
Ecopetrol SA (Colombia)
8.63%, 1/19/2029	2,480	2,654
8.88%, 1/13/2033	2,525	2,679
8.38%, 1/19/2036	974	986
5.88%, 5/28/2045	3,645	2,718
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	8,656	8,923
Energean Israel Finance Ltd. (Israel) 4.88%, 3/30/2026 (h)	2,711	2,578
Energy Transfer LP
5.75%, 4/1/2025	4,949	4,945
5.35%, 5/15/2045	740	689
5.30%, 4/15/2047	430	399
EnLink Midstream Partners LP 4.15%, 6/1/2025	1,801	1,780
EQM Midstream Partners LP
6.00%, 7/1/2025 (a)	2,348	2,350
7.50%, 6/1/2027 (a)	505	520
6.50%, 7/1/2027 (a)	1,675	1,717
5.50%, 7/15/2028	3,200	3,221
4.75%, 1/15/2031 (a)	7,248	6,964
Genesis Energy LP
8.00%, 1/15/2027	4,228	4,329
7.75%, 2/1/2028	2,630	2,677
8.25%, 1/15/2029	997	1,036
7.88%, 5/15/2032	1,537	1,577
Greenko Solar Mauritius Ltd. (India) 5.55%, 1/29/2025 (h)	2,013	2,004
Gulfport Energy Corp.
8.00%, 5/17/2026	131	133
8.00%, 5/17/2026 (a)	6,245	6,344
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	7,775	7,754
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	167

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.13%, 6/15/2028 (a)	3,545	3,505
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	3,273	3,284
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (h)	490	482
6.50%, 6/30/2027 (h)	5,000	4,788
6.75%, 6/30/2030 (h)	1,553	1,435
Medco Bell Pte. Ltd. (Indonesia) 6.38%, 1/30/2027 (h)	3,086	3,063
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	2,553	2,611
8.38%, 2/15/2032 (a)	2,551	2,625
NuStar Logistics LP
5.75%, 10/1/2025	1,837	1,837
5.63%, 4/28/2027	5,652	5,667
6.38%, 10/1/2030	2,034	2,125
Permian Resources Operating LLC
5.88%, 7/1/2029 (a)	2,000	2,000
9.88%, 7/15/2031 (a)	4,850	5,432
6.25%, 2/1/2033 (a)	2,418	2,479
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (h)	14,000	12,149
Petroleos del Peru SA (Peru) 5.63%, 6/19/2047 (a)	3,110	1,962
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	3,300	3,253
5.35%, 2/12/2028	10,300	9,390
5.95%, 1/28/2031	14,950	12,367
10.00%, 2/7/2033	2,005	2,050
6.38%, 1/23/2045	5,548	3,733
7.69%, 1/23/2050	1,300	965
6.95%, 1/28/2060	10,150	6,913
Range Resources Corp.
8.25%, 1/15/2029	6,975	7,229
4.75%, 2/15/2030 (a)	1,000	960
Rockies Express Pipeline LLC 3.60%, 5/15/2025 (a)	3,000	2,952
SM Energy Co.
6.75%, 9/15/2026	2,539	2,541
6.63%, 1/15/2027	7,460	7,471
6.75%, 8/1/2029 (a)	2,461	2,499
7.00%, 8/1/2032 (a)	2,110	2,162
Southwestern Energy Co.
5.70%, 1/23/2025 (i)	570	569
8.38%, 9/15/2028	285	293
5.38%, 3/15/2030	5,996	5,944
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
4.75%, 2/1/2032	1,124	1,065
Sunoco LP
6.00%, 4/15/2027	1,220	1,222
7.00%, 5/1/2029 (a)	1,430	1,490
4.50%, 5/15/2029	3,514	3,374
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	2,685	2,677
5.50%, 1/15/2028 (a)	2,224	2,146
6.00%, 12/31/2030 (a)	1,720	1,640
6.00%, 9/1/2031 (a)	2,255	2,137
Targa Resources Partners LP
6.50%, 7/15/2027	4,573	4,623
6.88%, 1/15/2029	2,240	2,302
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (a)	2,500	2,158
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	7,048	7,381
9.50%, 2/1/2029 (a)	2,115	2,383
7.00%, 1/15/2030 (a)	3,370	3,445
9.88%, 2/1/2032 (a)	2,115	2,350
Vital Energy, Inc.
9.75%, 10/15/2030	2,000	2,195
7.88%, 4/15/2032 (a)	1,809	1,852
		371,679
Passenger Airlines — 0.3%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	14,424	14,349
5.75%, 4/20/2029 (a)	7,391	7,244
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	5,188	5,128
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	1,275	1,287
United Airlines, Inc. 4.38%, 4/15/2026 (a)	4,822	4,706
		32,714
Personal Care Products — 0.2%
Coty, Inc. 5.00%, 4/15/2026 (a)	989	984
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	13,250	13,144
4.13%, 4/1/2029 (a)	2,933	2,780
Prestige Brands, Inc.
5.13%, 1/15/2028 (a)	4,133	4,073
3.75%, 4/1/2031 (a)	2,935	2,660
		23,641
SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — 0.9%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	19,477	17,569
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	14,930	14,372
5.75%, 8/15/2027 (a)	11,808	9,564
5.00%, 2/15/2029 (a)	20,402	10,507
5.25%, 1/30/2030 (a)	2,020	1,010
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (a)	880	875
3.13%, 2/15/2029 (a)	2,760	2,692
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (i)	6,862	7,106
Endo DAC, Escrow 0.00%, 7/31/2027 ‡ (b)	135	1
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a)	1,171	1,243
EndoDesign (Ireland) 0.00%, 10/15/2024 ‡	700	—
GCB144A Endo (Luxembourg) 0.00%, 4/1/2029 ‡	1,520	—
Mallinckrodt International Finance SA 14.75%, 11/14/2028 (a)	5,016	5,473
Organon & Co.
4.13%, 4/30/2028 (a)	10,132	9,686
5.13%, 4/30/2031 (a)	8,250	7,727
Par Pharmaceutical, Inc. 0.00%, 4/1/2027 ‡ (b)	7,330	—
		87,825
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (a)	2,167	1,555
5.25%, 4/15/2030 (a)	690	481
		2,036
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	5,220	5,250
Entegris, Inc.
4.38%, 4/15/2028 (a)	3,988	3,830
4.75%, 4/15/2029 (a)	5,470	5,368
3.63%, 5/1/2029 (a)	781	719
5.95%, 6/15/2030 (a)	6,260	6,345
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	10,381	9,866
		31,378
Software — 0.5%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	4,250	4,066
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	5,739	5,455
4.88%, 7/1/2029 (a)	5,863	5,645
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Software — continued
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	7,394	7,308
5.13%, 4/15/2029 (a)	5,377	5,273
5.25%, 10/1/2030 (a)	1,961	1,903
RingCentral, Inc. 8.50%, 8/15/2030 (a)	2,625	2,805
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	15,640	15,624
		48,079
Specialized REITs — 0.1%
Iron Mountain, Inc.
5.25%, 3/15/2028 (a)	4,188	4,142
5.00%, 7/15/2028 (a)	3,567	3,501
		7,643
Specialty Retail — 0.8%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	4,455	4,305
4.63%, 11/15/2029 (a)	3,086	2,938
4.75%, 3/1/2030	2,882	2,754
Bath & Body Works, Inc.
9.38%, 7/1/2025 (a)	843	869
5.25%, 2/1/2028	57	56
7.50%, 6/15/2029	3,289	3,400
6.75%, 7/1/2036	4,560	4,672
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	2,115	1,895
Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	9,162	8,497
Penske Automotive Group, Inc. 3.75%, 6/15/2029	6,411	5,967
PetSmart, Inc.
4.75%, 2/15/2028 (a)	16,715	15,987
7.75%, 2/15/2029 (a)	8,297	8,169
RAD 12.00%, 12/31/2025 ‡	1,443	1,443
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	7,397	6,913
Staples, Inc.
10.75%, 9/1/2029 (a)	10,450	9,843
12.75%, 1/15/2030 (a)	2,850	2,203
		79,911
Technology Hardware, Storage & Peripherals — 0.2%
Seagate HDD Cayman
4.09%, 6/1/2029	4,315	4,107
3.13%, 7/15/2029	5,160	4,546
8.25%, 12/15/2029	3,120	3,383
8.50%, 7/15/2031	677	736
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	169

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — continued
Xerox Holdings Corp.
5.50%, 8/15/2028 (a)	3,750	3,212
8.88%, 11/30/2029 (a)	2,735	2,566
		18,550
Tobacco — 0.0% ^
Reynolds American, Inc. (United Kingdom) 5.85%, 8/15/2045	1,360	1,332
Trading Companies & Distributors — 0.6%
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	8,845	9,196
8.63%, 5/15/2032 (a)	800	837
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	8,788	8,724
Imola Merger Corp. 4.75%, 5/15/2029 (a)	17,898	17,226
United Rentals North America, Inc. 4.88%, 1/15/2028	5,000	4,932
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	5,881	6,033
6.38%, 3/15/2029 (a)	4,649	4,770
6.63%, 3/15/2032 (a)	2,735	2,818
		54,536
Transportation Infrastructure — 0.0% ^
Prumo Participacoes e Investimentos S/A (Brazil) 7.50%, 12/31/2031 (h)	4,095	4,093
Wireless Telecommunication Services — 0.2%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027 (a)	9,038	3,575
6.00%, 2/15/2028 (a)	2,265	730
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	6,092	3,282
Millicom International Cellular SA (Guatemala)
5.13%, 1/15/2028 (h)	3,240	3,133
6.25%, 3/25/2029 (a)	900	887
United States Cellular Corp. 6.70%, 12/15/2033	1,708	1,881
Vodafone Group plc (United Kingdom) (USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (g)	3,300	3,455
		16,943
Total Corporate Bonds (Cost $3,064,949)		2,961,917
Commercial Mortgage-Backed Securities — 27.8%
20 Times Square Trust Series 2018-20TS, Class F, 3.20%, 5/15/2035 (a) (j)	600	466
Areit Frn 2.75%, 8/17/2026 ‡ (a) (j)	29,000	28,162
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BANK
Series 2019-BN16, Class D, 3.00%, 2/15/2052 (a)	8,795	6,773
Series 2019-BN16, Class F, 3.84%, 2/15/2052 (a) (j)	3,000	1,433
Series 2019-BN17, Class D, 3.00%, 4/15/2052 (a)	2,800	2,216
Series 2019-BN17, Class E, 3.00%, 4/15/2052 (a)	2,500	1,818
Series 2019-BN21, Class E, 2.50%, 10/17/2052 (a)	8,600	4,859
Series 2019-BN21, Class F, 2.68%, 10/17/2052 (a)	2,841	1,398
Series 2019-BN23, Class XA, IO, 0.80%, 12/15/2052 (j)	38,401	1,142
Series 2020-BN29, Class D, 2.50%, 11/15/2053 (a)	5,000	3,575
Series 2020-BN29, Class E, 2.50%, 11/15/2053 (a)	3,500	2,325
Series 2020-BN30, Class D, 2.50%, 12/15/2053 (a) (j)	5,231	3,750
Series 2020-BN30, Class E, 2.50%, 12/15/2053 (a) (j)	4,145	2,775
Series 2017-BNK9, Class D, 2.80%, 11/15/2054 (a)	2,149	1,393
Series 2017-BNK5, Class D, 3.08%, 6/15/2060 (a) (j)	1,000	821
Series 2017-BNK5, Class C, 4.33%, 6/15/2060 (j)	2,050	1,927
Series 2017-BNK6, Class D, 3.10%, 7/15/2060 (a)	3,195	2,519
Series 2018-BN14, Class XB, IO, 0.18%, 9/15/2060 (j)	132,263	458
Series 2017-BNK7, Class D, 2.71%, 9/15/2060 (a)	3,000	1,979
Series 2018-BN14, Class F, 3.94%, 9/15/2060 (a)	1,000	466
Series 2018-BN10, Class D, 2.60%, 2/15/2061 (a)	1,500	1,212
Series 2018-BN12, Class D, 3.00%, 5/15/2061 (a)	1,250	768
Series 2018-BN13, Class D, 3.00%, 8/15/2061 (a)	2,000	1,359
Series 2018-BN15, Class E, 3.00%, 11/15/2061 (a)	2,000	1,406
Series 2019-BN18, Class E, 3.00%, 5/15/2062 (a)	2,150	985
Series 2019-BN20, Class XA, IO, 0.93%, 9/15/2062 (j)	49,223	1,631
SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-BN20, Class D, 2.50%, 9/15/2062 (a)	6,721	4,469
Series 2019-BN20, Class E, 2.50%, 9/15/2062 (a)	8,600	5,072
Series 2019-BN24, Class XA, IO, 0.75%, 11/15/2062 (j)	98,596	2,871
Series 2019-BN22, Class D, 2.50%, 11/15/2062 (a)	4,250	3,098
Series 2019-BN24, Class D, 2.50%, 11/15/2062 (a)	7,380	5,246
Series 2020-BN25, Class E, 2.50%, 1/15/2063 (a)	4,250	2,676
Series 2020-BN26, Class D, 2.50%, 3/15/2063 (a)	3,250	2,325
Series 2020-BN26, Class E, 2.50%, 3/15/2063 (a)	5,520	3,239
Series 2021-BN33, Class D, 2.50%, 5/15/2064 (a)	3,700	2,542
Series 2021-BN33, Class E, 2.50%, 5/15/2064 (a)	3,850	2,371
Series 2021-BN33, Class C, 3.30%, 5/15/2064	7,609	6,124
Series 2021-BN35, Class XB, IO, 0.70%, 6/15/2064 (j)	40,000	1,432
Series 2021-BN35, Class E, 2.50%, 6/15/2064 (a) (j)	5,300	3,212
BANK5
Series 2023-5YR1, Class A3, 6.26%, 4/15/2056 (j)	26,446	27,536
Series 2023-5YR3, Class A2, 6.26%, 9/15/2056	19,632	20,631
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056	6,665	7,053
Barclays Commercial Mortgage Trust Series 2019-C4, Class D, 3.25%, 8/15/2052 (a)	8,451	5,589
BBCMS Mortgage Trust
Series 2018-TALL, Class E, 7.97%, 3/15/2037 (a) (j)	6,000	4,770
Series 2017-C1, Class D, 3.70%, 2/15/2050 (a) (j)	1,000	731
Series 2021-C11, Class XB, IO, 1.08%, 9/15/2054 (j)	30,040	1,742
Series 2021-C11, Class XA, IO, 1.48%, 9/15/2054 (j)	159,616	10,258
Series 2023-C22, Class A5, 6.80%, 11/15/2056 (j)	7,100	8,126
Series 2023-5C23, Class A3, 6.68%, 12/15/2056 (j)	15,110	16,164
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Benchmark Mortgage Trust
Series 2018-B1, Class D, 2.75%, 1/15/2051 (a)	2,000	1,119
Series 2018-B1, Class C, 4.32%, 1/15/2051 (j)	1,000	830
Series 2018-B2, Class XA, IO, 0.59%, 2/15/2051 (j)	36,182	394
Series 2018-B8, Class D, 3.00%, 1/15/2052 (a)	3,050	1,943
Series 2019-B9, Class F, 3.91%, 3/15/2052 (a) (j)	6,000	2,729
Series 2019-B11, Class D, 3.00%, 5/15/2052 (a)	1,900	1,051
Series 2020-B16, Class E, 2.50%, 2/15/2053 (a)	7,250	4,541
Series 2020-B21, Class E, 2.00%, 12/17/2053 (a)	2,500	1,416
Series 2023-V3, Class A3, 6.36%, 7/15/2056 (j)	278	292
Series 2024-V5, Class A3, 5.81%, 1/10/2057	4,133	4,288
Series 2024-V9, Class A3, 5.60%, 8/15/2057	15,500	15,974
Series 2019-B14, Class E, 2.50%, 12/15/2062 (a)	3,000	1,604
Series 2019-B15, Class E, 2.75%, 12/15/2072 (a)	9,150	4,441
BHMS Series 2018-ATLS, Class A, 6.88%, 7/15/2035 (a) (j)	27,095	27,086
BMARK Series 2023-V4, Class A3, 6.84%, 11/15/2056 (j)	28,900	30,928
BMD2 Re-REMIC Trust
Series 2019-FRR1, Class 2B10, PO, , 5/25/2052 ‡ (a)	22,815	21,884
Series 2019-FRR1, Class 3AB, PO, , 5/25/2052 ‡ (a)	10,499	8,084
Series 2019-FRR1, Class 4A, PO, , 5/25/2052 ‡ (a)	5,000	3,618
Series 2019-FRR1, Class 1A1, 7.96%, 5/25/2052 (a) (j)	2,236	2,235
Series 2019-FRR1, Class 1A5, 9.66%, 5/25/2052 (a) (j)	1,235	1,225
BMO Mortgage Trust
Series 2023-C5, Class A5, 5.77%, 6/15/2056	17,900	19,049
Series 2023-5C1, Class A3, 6.53%, 8/15/2056 (j)	39,786	41,948
Series 2023-5C2, Class A3, 7.30%, 11/15/2056 (j)	27,530	29,765
Series 2023-C7, Class A5, 6.16%, 12/15/2056	10,900	11,915
Series 2024-5C3, Class A3, 5.74%, 2/15/2057	18,530	19,129
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	171

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2024-5C4, Class A3, 6.53%, 5/15/2057 (j)	8,500	9,072
Series 2024-C9, Class XA, IO, 1.08%, 7/15/2057 (j)	80,162	5,505
Series 2024-C9, Class A5, 5.76%, 7/15/2057	10,710	11,425
BX
Series 2021-MFM1, Class E, 7.70%, 1/15/2034 (a) (j)	2,275	2,222
Series 2021-MFM1, Class F, 8.45%, 1/15/2034 (a) (j)	1,400	1,365
BX Commercial Mortgage Trust
Series 2024-MF, Class A, 6.78%, 2/15/2039 (a) (j)	8,970	8,959
Series 2024-MF, Class B, 7.03%, 2/15/2039 (a) (j)	3,640	3,610
California Housing Finance Agency Series 2021-2, Class X, IO, 0.82%, 3/25/2035 (j)	62,491	2,841
Cantor Commercial Real Estate Lending Series 2019-CF2, Class E, 2.50%, 11/15/2052 (a)	2,300	1,640
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class DK45, 0.00%, 2/28/2025 (a)	10,400	9,874
Series 2021-FRR1, Class CK45, 1.32%, 2/28/2025 (a) (j)	12,500	12,002
Series 2021-FRR1, Class CKW1, 0.00%, 1/29/2026 (a)	8,200	7,265
Series 2021-FRR1, Class BK54, 0.00%, 2/28/2026 (a)	20,000	17,798
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 (a)	6,700	5,878
Series 2021-FRR1, Class DKW1, 0.00%, 2/28/2026 (a)	2,500	2,158
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (a)	6,970	4,768
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	8,000	5,640
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (a)	14,000	8,877
Series 2021-FRR1, Class BK58, 2.43%, 9/29/2029 (a) (j)	11,000	9,781
CD Mortgage Trust
Series 2016-CD1, Class C, 3.63%, 8/10/2049 (j)	3,000	2,160
Series 2017-CD3, Class D, 3.25%, 2/10/2050 (a)	700	236
Series 2017-CD4, Class D, 3.30%, 5/10/2050 (a)	1,550	1,270
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-CD5, Class D, 3.35%, 8/15/2050 (a)	266	211
Series 2017-CD6, Class C, 4.37%, 11/13/2050 (j)	914	785
Series 2018-CD7, Class D, 3.25%, 8/15/2051 (a) (j)	1,629	1,225
Series 2019-CD8, Class XB, IO, 0.84%, 8/15/2057 (a) (j)	78,512	2,347
Series 2019-CD8, Class E, 3.00%, 8/15/2057 (a)	1,910	1,035
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class B, 3.80%, 11/10/2049	1,000	922
Series 2016-C6, Class C, 4.31%, 11/10/2049 (j)	800	713
Series 2016-C6, Class D, 4.31%, 11/10/2049 (a) (j)	1,900	1,399
CGMS Commercial Mortgage Trust
Series 2017-B1, Class D, 3.00%, 8/15/2050 (a)	4,359	3,389
Series 2017-B1, Class E, 3.30%, 8/15/2050 (a) (j)	809	419
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class D, 5.11%, 9/10/2045 (a) (j)	1,875	1,266
Series 2014-GC25, Class D, 3.55%, 10/10/2047 (a)	3,750	2,831
Series 2015-GC29, Class D, 3.11%, 4/10/2048 (a)	4,500	4,070
Series 2015-GC31, Class D, 4.17%, 6/10/2048 (j)	3,800	773
Series 2015-P1, Class D, 3.23%, 9/15/2048 (a)	2,285	2,045
Series 2016-P4, Class C, 4.09%, 7/10/2049 (j)	3,624	3,100
Series 2016-C2, Class D, 3.25%, 8/10/2049 (a) (j)	1,500	1,333
Series 2017-C4, Class D, 3.00%, 10/12/2050 (a)	5,453	4,273
Series 2019-GC43, Class E, 3.00%, 11/10/2052 (a)	9,287	4,599
Series 2020-GC46, Class E, 2.60%, 2/15/2053 (a)	4,500	2,093
Series 2019-GC41, Class B, 3.20%, 8/10/2056	3,000	2,579
Series 2015-GC33, Class D, 3.17%, 9/10/2058	9,000	5,297
Series 2015-GC33, Class E, 4.73%, 9/10/2058 (a) (j)	4,330	2,100
Commercial Mortgage Trust
Series 2020-CBM, Class D, 3.75%, 2/10/2037 (a) (j)	1,630	1,586
SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-CBM, Class E, 3.75%, 2/10/2037 (a) (j)	2,670	2,545
Series 2020-CBM, Class F, 3.75%, 2/10/2037 (a) (j)	17,870	16,514
Series 2013-CR8, Class D, 3.64%, 6/10/2046 (a) (j)	750	725
Series 2013-CR13, Class E, 5.11%, 11/10/2046 (a) (j)	1,500	418
Series 2014-CR14, Class C, 3.80%, 2/10/2047 (j)	1,000	923
Series 2014-UBS2, Class D, 4.99%, 3/10/2047 (a) (j)	3,210	2,504
Series 2014-LC15, Class D, 4.93%, 4/10/2047 (a) (j)	1,642	1,567
Series 2014-CR19, Class E, 4.23%, 8/10/2047 (a) (j)	6,000	5,269
Series 2014-CR19, Class D, 4.73%, 8/10/2047 (a) (j)	1,752	1,630
Series 2014-UBS5, Class D, 3.50%, 9/10/2047 (a)	4,760	3,108
Series 2014-LC17, Class D, 3.69%, 10/10/2047 (a)	20,708	19,476
Series 2014-CR21, Class D, 4.13%, 12/10/2047 (a) (j)	1,735	1,612
Series 2015-CR22, Class D, 4.20%, 3/10/2048 (a) (j)	4,174	3,059
Series 2015-CR23, Class D, 4.41%, 5/10/2048 (j)	1,490	1,153
Series 2015-LC21, Class E, 3.25%, 7/10/2048 (a)	3,000	2,157
Series 2015-LC21, Class D, 4.46%, 7/10/2048 (j)	4,200	3,700
Series 2015-CR24, Class D, 3.46%, 8/10/2048 (j)	1,458	1,290
Series 2015-CR25, Class D, 3.92%, 8/10/2048 (j)	1,000	886
Series 2015-CR27, Class D, 3.60%, 10/10/2048 (a) (j)	2,072	1,714
Series 2015-LC23, Class D, 3.70%, 10/10/2048 (a) (j)	2,000	1,697
Series 2015-LC23, Class E, 3.70%, 10/10/2048 (a) (j)	3,500	2,775
Series 2016-CR28, Class E, 4.26%, 2/10/2049 (a) (j)	3,588	2,626
Series 2016-DC2, Class C, 4.81%, 2/10/2049 (j)	2,500	2,395
Series 2016-COR1, Class XB, IO, 0.57%, 10/10/2049 (a) (j)	27,554	195
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2016-COR1, Class C, 4.47%, 10/10/2049 (j)	1,000	828
Series 2013-CR11, Class D, 4.61%, 8/10/2050 (a) (j)	2,819	2,593
Series 2018-COR3, Class D, 2.97%, 5/10/2051 (a) (j)	3,250	1,141
Series 2019-GC44, Class E, 2.50%, 8/15/2057 (a)	8,493	5,181
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class E, 3.71%, 11/15/2048 (j)	3,298	2,969
Series 2016-C5, Class D, 3.80%, 11/15/2048 (a) (j)	2,750	2,357
Series 2018-CX11, Class C, 4.98%, 4/15/2051 (j)	6,734	6,144
Series 2019-C16, Class C, 4.24%, 6/15/2052 (j)	5,500	4,795
Series 2019-C17, Class D, 2.50%, 9/15/2052 (a)	5,500	2,504
Series 2019-C18, Class XB, IO, 0.23%, 12/15/2052 (j)	61,932	476
Series 2019-C18, Class XA, IO, 1.13%, 12/15/2052 (j)	46,607	1,766
Series 2021-C20, Class E, 2.25%, 3/15/2054 (a)	5,659	3,311
Series 2015-C2, Class B, 4.21%, 6/15/2057 (j)	9,468	8,775
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	12,636	9,377
DBGS Mortgage Trust Series 2018-C1, Class D, 3.05%, 10/15/2051 (a) (j)	1,000	673
DBJPM Mortgage Trust
Series 2016-C3, Class D, 3.62%, 8/10/2049 (a) (j)	2,950	1,736
Series 2016-C3, Class E, 4.37%, 8/10/2049 (a) (j)	1,250	621
Series 2017-C6, Class D, 3.32%, 6/10/2050 (a) (j)	1,800	1,352
ELM Trust Series 2024-ELM, Class C10, 6.40%, 6/10/2039 (a) (j)	12,915	13,018
FHLMC
Series 2023-MN7, Class M1, 8.95%, 9/25/2043 (a) (j)	4,086	4,168
Series 2023-MN7, Class B1, 14.20%, 9/25/2043 (a) (j)	6,000	6,405
Series 2024-MN8, Class M1, 8.20%, 5/25/2044 (a) (j)	4,946	4,971
Series 2024-MN8, Class M2, 9.60%, 5/25/2044 (a) (j)	12,025	12,396
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	173

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2024-MN8, Class B1, 12.70%, 5/25/2044 (a) (j)	3,300	3,399
FHLMC Multi-Family ML Certificates Series 2021-ML09, Class XUS, IO, 1.55%, 2/25/2040 (a) (j)	55,513	6,494
FHLMC, Multi-Class Certificates
Series 2020-RR11, Class BX, IO, 2.44%, 12/27/2028 (j)	15,060	849
Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	38,620	2,897
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (j)	31,381	4,436
Series 2021-RR16, Class X, IO, 0.96%, 10/27/2034 (j)	40,000	2,865
Series 2023-RR21, Class X, IO, 3.28%, 4/27/2036 (j)	186,283	42,379
Series 2021-P011, Class X1, IO, 1.77%, 9/25/2045 (j)	9,686	1,128
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class M2, 8.70%, 7/25/2041 (a) (j)	14,070	13,398
Series 2021-MN2, Class B1, 10.85%, 7/25/2041 (a) (j)	2,000	1,636
Series 2021-MN1, Class M1, 7.35%, 1/25/2051 (a) (j)	639	636
Series 2021-MN1, Class M2, 9.10%, 1/25/2051 (a) (j)	14,640	14,841
Series 2021-MN1, Class B1, 13.10%, 1/25/2051 (a) (j)	2,100	2,180
Series 2021-MN3, Class M2, 9.35%, 11/25/2051 (a) (j)	18,800	18,305
Series 2021-MN3, Class B1, 12.20%, 11/25/2051 (a) (j)	3,500	3,328
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K729, Class X1, IO, 0.46%, 10/25/2024 (j)	10,561	1
Series KC03, Class X1, IO, 0.60%, 11/25/2024 (j)	78,424	74
Series KC06, Class X1, IO, 1.01%, 6/25/2026 (j)	36,274	216
Series K734, Class X3, IO, 2.24%, 7/25/2026 (j)	30,250	957
Series KC04, Class X1, IO, 1.40%, 12/25/2026 (j)	46,603	602
Series K064, Class X3, IO, 2.22%, 5/25/2027 (j)	18,830	881
Series KC05, Class X1, IO, 1.36%, 6/25/2027 (j)	97,489	2,143
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K740, Class X1, IO, 0.82%, 9/25/2027 (j)	114,985	2,159
Series K742, Class X1, IO, 0.86%, 3/25/2028 (j)	28,735	510
Series K742, Class X3, IO, 2.68%, 4/25/2028 (j)	16,000	1,330
Series K075, Class X3, IO, 2.20%, 5/25/2028 (j)	5,471	355
Series K080, Class X1, IO, 0.27%, 7/25/2028 (j)	140,499	765
Series K084, Class X3, IO, 2.31%, 11/25/2028 (j)	19,450	1,620
Series K091, Class X1, IO, 0.71%, 3/25/2029 (j)	8,970	202
Series K749, Class XAM, IO, 0.31%, 4/25/2029 (j)	100,000	1,107
Series K100, Class X1, IO, 0.77%, 9/25/2029 (j)	232,238	6,492
Series K101, Class X3, IO, 1.95%, 10/25/2029 (j)	81,000	6,792
Series K090, Class X3, IO, 2.39%, 10/25/2029 (j)	147,080	13,812
Series K119, Class X1, IO, 1.02%, 9/25/2030 (j)	34,585	1,550
Series K124, Class XAM, IO, 1.03%, 1/25/2031 (j)	17,689	892
Series K129, Class X3, IO, 3.27%, 5/25/2031 (j)	26,500	4,493
Series K131, Class X1, IO, 0.83%, 7/25/2031 (j)	18,908	775
Series K131, Class X3, IO, 3.05%, 9/25/2031 (j)	19,369	3,097
Series K-161, Class X3, IO, 5.66%, 11/25/2033 (j)	8,038	2,925
Series KX04, Class XFX, IO, 1.78%, 1/25/2034 (j)	75,130	3,762
Series K-1512, Class X3, IO, 3.26%, 10/25/2034 (j)	7,134	1,644
Series K-1515, Class X1, IO, 1.63%, 2/25/2035 (j)	19,812	2,155
Series Q012, Class X, IO, 4.08%, 9/25/2035 (j)	30,408	4,973
Series K-1518, Class X1, IO, 0.95%, 10/25/2035 (j)	14,676	932
Series K-1521, Class X1, IO, 1.09%, 8/25/2036 (j)	17,882	1,449
Series K-1513, Class X3, IO, 3.03%, 12/25/2037 (j)	12,475	2,664
Series K-1515, Class X3, IO, 3.81%, 3/25/2038 (j)	6,000	1,657
SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K-1516, Class X3, IO, 3.58%, 10/25/2038 (j)	2,500	659
Series K-1521, Class X3, IO, 3.47%, 9/25/2039 (j)	10,834	2,953
Series K044, Class X3, IO, 1.55%, 1/25/2043 (j)	73,508	372
Series K067, Class X3, IO, 2.19%, 9/25/2044 (j)	91,000	5,116
Series K727, Class X3, IO, 3.40%, 10/25/2044 (j)	4,591	—
Series K070, Class X3, IO, 2.11%, 12/25/2044 (j)	42,245	2,368
Series K724, Class X3, IO, 3.67%, 12/25/2044 (j)	357	—
Series K730, Class X3, IO, 2.10%, 2/25/2045 (j)	27,176	195
Series K065, Class X3, IO, 2.26%, 7/25/2045 (j)	13,000	722
Series K066, Class X3, IO, 2.24%, 8/25/2045 (j)	25,000	1,423
Series K728, Class X3, IO, 2.07%, 11/25/2045 (j)	3,807	5
Series K072, Class X3, IO, 2.21%, 12/25/2045 (j)	20,640	1,314
Series K089, Class X3, IO, 2.38%, 1/25/2046 (j)	132,506	11,699
Series K087, Class X3, IO, 2.40%, 1/25/2046 (j)	89,384	7,375
Series K091, Class X3, IO, 2.36%, 4/25/2046 (j)	81,933	7,731
Series K078, Class X3, IO, 2.29%, 6/25/2046 (j)	2,680	194
Series K079, Class X3, IO, 2.33%, 7/25/2046 (j)	9,000	668
Series K097, Class X3, IO, 2.09%, 9/25/2046 (j)	93,876	8,020
Series K081, Class X3, IO, 2.31%, 9/25/2046 (j)	29,425	2,331
Series K082, Class X3, IO, 2.29%, 10/25/2046 (j)	49,000	4,000
Series K083, Class X3, IO, 2.37%, 11/25/2046 (j)	15,000	1,257
Series K103, Class X3, IO, 1.91%, 12/25/2046 (j)	80,100	6,438
Series K102, Class X3, IO, 1.96%, 12/25/2046 (j)	69,791	5,759
Series K104, Class X3, IO, 1.96%, 2/25/2047 (j)	45,985	3,920
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K088, Class X3, IO, 2.43%, 2/25/2047 (j)	94,987	8,505
Series K735, Class X3, IO, 2.23%, 5/25/2047 (j)	40,000	1,371
Series K093, Class X3, IO, 2.28%, 5/25/2047 (j)	136,527	11,908
Series K092, Class X3, IO, 2.33%, 5/25/2047 (j)	103,000	9,383
Series K094, Class X3, IO, 2.20%, 7/25/2047 (j)	35,331	3,075
Series K095, Class X3, IO, 2.17%, 8/25/2047 (j)	91,253	8,016
Series K736, Class X3, IO, 2.08%, 9/25/2047 (j)	89,230	3,159
Series K116, Class X3, IO, 3.12%, 9/25/2047 (j)	23,000	3,322
Series K099, Class X3, IO, 2.02%, 10/25/2047 (j)	49,100	4,013
Series K098, Class X3, IO, 2.07%, 10/25/2047 (j)	145,702	11,841
Series K740, Class X3, IO, 2.56%, 11/25/2047 (j)	21,423	1,382
Series K737, Class X3, IO, 1.83%, 1/25/2048 (j)	74,853	2,719
Series K106, Class X3, IO, 1.97%, 3/25/2048 (j)	100,622	8,522
Series K105, Class X3, IO, 2.04%, 3/25/2048 (j)	118,746	10,730
Series K111, Class X3, IO, 3.29%, 4/25/2048 (j)	52,234	7,895
Series K108, Class X3, IO, 3.61%, 4/25/2048 (j)	63,492	9,940
Series K738, Class X3, IO, 3.42%, 5/25/2048 (j)	71,537	5,028
Series K109, Class X3, IO, 3.50%, 5/25/2048 (j)	13,770	2,184
Series K110, Class X3, IO, 3.52%, 6/25/2048 (j)	28,200	4,373
Series K112, Class X3, IO, 3.11%, 7/25/2048 (j)	47,630	6,850
Series K114, Class X3, IO, 2.83%, 8/25/2048 (j)	10,750	1,375
Series K119, Class X3, IO, 2.82%, 9/25/2048 (j)	8,000	1,114
Series K117, Class X3, IO, 2.97%, 10/25/2048 (j)	36,500	5,082
Series K120, Class X3, IO, 2.84%, 11/25/2048 (j)	38,372	5,157
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	175

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K121, Class X3, IO, 2.87%, 11/25/2048 (j)	52,192	7,275
Series K739, Class X3, IO, 2.90%, 11/25/2048 (j)	39,675	2,804
Series K122, Class X3, IO, 2.72%, 1/25/2049 (j)	36,631	4,763
Series K126, Class X3, IO, 2.72%, 1/25/2049 (j)	39,727	5,466
Series K127, Class X3, IO, 2.74%, 3/25/2049 (j)	8,066	1,097
Series K743, Class X3, IO, 3.06%, 6/25/2049 (j)	5,000	460
Series K147, Class X3, IO, 3.93%, 6/25/2050 (j)	15,000	3,402
Series K096, Class X3, IO, 2.11%, 8/25/2051 (j)	48,669	4,007
Series K148, Class X3, IO, 4.29%, 8/25/2054 (j)	18,414	4,667
Series Q014, Class X, IO, 2.78%, 10/25/2055 (j)	5,299	808
Series K-152, Class X3, IO, 4.48%, 11/25/2055 (j)	2,625	708
FHLMC, Multi-Family, Structured Pass-Through Certificates Series K-153, Class X1, IO, 0.60%, 12/25/2032 (j)	21,997	730
FIVE Mortgage Trust Series 2023-V1, Class XA, IO, 0.89%, 2/10/2056 (j)	50,932	1,030
FNMA ACES
Series 2015-M1, Class X2, IO, 0.59%, 9/25/2024 (j)	9,799	—
Series 2016-M12, Class X2, IO, 0.03%, 9/25/2026 (j)	65,053	20
Series 2019-M28, Class XAV3, IO, 1.21%, 2/25/2027 (j)	26,011	288
Series 2017-M8, Class X, IO, 0.20%, 5/25/2027 (j)	41,228	93
Series 2020-M10, Class X7, IO, 1.75%, 11/25/2027 (j)	29,663	1,139
Series 2020-M26, Class X3, IO, 1.84%, 1/25/2028 (j)	20,944	657
Series 2020-M4, Class 1X2, IO, 0.84%, 2/25/2028 (j)	13,325	274
Series 2020-M4, Class 1X3, IO, 1.12%, 2/25/2028 (j)	73,060	2,024
Series 2020-M33, Class X, IO, 1.90%, 6/25/2028 (j)	28,729	1,092
Series 2019-M30, Class X4, IO, 1.23%, 8/25/2028 (j)	19,942	201
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-M10, Class X6, IO, 1.50%, 8/25/2028 (j)	18,033	726
Series 2019-M31, Class X, IO, 1.41%, 9/25/2028 (j)	29,411	1,165
Series 2019-M30, Class X1, IO, 0.37%, 11/25/2028 (j)	82,653	659
Series 2020-M10, Class X3, IO, 1.41%, 11/25/2028 (j)	57,765	2,204
Series 2020-M10, Class X5, IO, 1.55%, 11/25/2028 (j)	53,871	2,250
Series 2019-M12, Class X, IO, 0.68%, 6/25/2029 (j)	142,426	2,144
Series 2019-M19, Class X2, IO, 0.74%, 9/25/2029 (j)	86,038	2,108
Series 2019-M32, Class X2, IO, 1.23%, 10/25/2029 (j)	28,269	1,100
Series 2019-M30, Class X2, IO, 0.13%, 12/25/2029 (j)	99,534	245
Series 2019-M28, Class XA2, IO, 0.32%, 2/25/2030 (j)	13,598	120
Series 2020-M3, Class X1, IO, 0.40%, 2/25/2030 (j)	16,061	211
Series 2019-M28, Class XA3, IO, 0.71%, 2/25/2030 (j)	24,285	552
Series 2020-M6, Class XD, IO, 1.15%, 2/25/2030 (j)	6,967	139
Series 2020-M19, Class X1, IO, 0.51%, 5/25/2030 (j)	29,206	524
Series 2020-M7, Class X, IO, 1.11%, 7/25/2030 (j)	30,665	1,196
Series 2020-M10, Class X1, IO, 1.90%, 12/25/2030 (j)	105,028	7,155
Series 2021-M16, Class X, IO, 0.76%, 1/1/2031 (j)	114,976	1,964
Series 2019-M21, Class X2, IO, 1.40%, 2/25/2031 (j)	68,591	3,356
Series 2020-M22, Class X, IO, 0.95%, 3/25/2031 (j)	73,072	2,507
Series 2020-M39, Class X2, IO, 1.64%, 8/25/2031 (j)	41,539	2,273
Series 2022-M2, Class X2, IO, 0.29%, 1/25/2032 (j)	65,986	785
Series 2020-M21, Class XA, IO, 1.12%, 3/25/2032 (j)	66,166	3,719
Series 2020-M26, Class X1, IO, 0.57%, 4/25/2032 (j)	21,066	475
Series 2020-M37, Class X, IO, 1.11%, 4/25/2032 (j)	90,681	3,875
SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-M47, Class X1, IO, 0.65%, 10/25/2032 (j)	59,689	1,051
Series 2020-M31, Class X1, IO, 0.92%, 10/25/2032 (j)	92,026	1,941
Series 2023-M8, Class A2, 4.62%, 3/25/2033 (j)	3,000	3,012
Series 2019-M30, Class X5, IO, 0.44%, 5/25/2033 (j)	112,835	1,681
Series 2019-M31, Class X1, IO, 1.17%, 4/25/2034 (j)	39,379	2,500
Series 2018-M15, Class X, IO, 0.78%, 1/25/2036 (j)	6,994	194
Series 2020-M6, Class XL, IO, 1.20%, 11/25/2049 (j)	31,188	1,783
FREMF Mortgage Trust
Series 2017-KF38, Class B, 7.97%, 9/25/2024 (a) (j)	172	171
Series 2017-KF41, Class B, 7.97%, 11/25/2024 (a) (j)	125	104
Series 2018-KL2B, Class CB, 3.83%, 1/25/2025 (a) (j)	7,208	7,032
Series 2018-KF49, Class B, 7.37%, 6/25/2025 (a) (j)	222	218
Series 2018-KC02, Class B, 4.22%, 7/25/2025 (a) (j)	2,520	2,447
Series 2018-KL3W, Class CW, 4.23%, 8/25/2025 (a) (j)	15,000	14,397
Series 2017-KL1P, Class BP, 3.48%, 10/25/2025 (a) (j)	11,000	10,267
Series 2018-KF53, Class B, 7.52%, 10/25/2025 (j)	492	482
Series 2018-KSL1, Class C, 3.98%, 11/25/2025 (a) (j)	15,000	14,679
Series 2018-KBX1, Class C, 3.73%, 1/25/2026 (a) (j)	7,500	6,941
Series 2019-KC03, Class B, 4.49%, 1/25/2026 (a) (j)	7,000	6,782
Series 2019-KF58, Class B, 7.62%, 1/25/2026 (a) (j)	338	331
Series 2019-KF60, Class B, 7.82%, 2/25/2026 (a) (j)	616	600
Series 2019-KC06, Class B, 3.95%, 9/25/2026 (a) (j)	7,609	7,162
Series 2016-KF24, Class B, 10.47%, 10/25/2026 (a) (j)	62	60
Series 2019-KF72, Class B, 7.57%, 11/25/2026 (a) (j)	2,706	2,585
Series 2020-KF74, Class B, 7.62%, 1/25/2027 (a) (j)	742	716
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-KL1E, Class BE, 4.04%, 2/25/2027 (a) (j)	9,625	8,460
Series 2017-KF33, Class B, 8.02%, 6/25/2027 (a) (j)	3,885	3,666
Series 2017-KF40, Class B, 8.17%, 11/25/2027 (a) (j)	124	117
Series 2018-KHG1, Class C, 3.95%, 12/25/2027 (a) (j)	26,000	23,887
Series 2018-KW06, Class C, 0.00%, 6/25/2028 (a)	12,000	9,138
Series 2018-KW06, Class X2A, IO, 0.10%, 6/25/2028 (a)	122,766	305
Series 2018-KW06, Class X2B, IO, 0.10%, 6/25/2028 (a)	16,000	50
Series 2018-KW06, Class B, 4.40%, 6/25/2028 (a) (j)	6,326	6,003
Series 21K-F116, Class CS, 11.75%, 6/25/2028 (a) (j)	23,160	23,085
Series 2018-KF50, Class B, 7.37%, 7/25/2028 (a) (j)	145	139
Series 2021-KHG3, Class BFX, 2.48%, 9/25/2028 (a) (j)	11,071	9,644
Series 2018-KF56, Class B, 7.92%, 11/25/2028 (a) (j)	273	253
Series 2019-KW08, Class B, 4.39%, 1/25/2029 (a) (j)	16,320	15,423
Series 2019-KF57, Class B, 7.72%, 1/25/2029 (a) (j)	1,016	963
Series 2019-KBF3, Class C, 10.22%, 1/25/2029 (a) (j)	5,920	5,675
Series 2019-KL05, Class CHG, 4.37%, 2/25/2029 (a)	10,000	8,725
Series 2019-KL05, Class BHG, 4.52%, 2/25/2029 (a) (j)	3,600	3,259
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (a)	172,388	590
Series 2019-KG01, Class B, 4.31%, 4/25/2029 (a) (j)	3,000	2,663
Series 2019-KF61, Class B, 7.67%, 4/25/2029 (a) (j)	2,195	1,994
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (a)	253,250	793
Series 2019-KW09, Class B, 4.15%, 5/25/2029 (a) (j)	15,670	14,387
Series 2019-KF63, Class B, 7.82%, 5/25/2029 (a) (j)	4,127	3,678
Series 2019-KW09, Class C, PO, , 6/25/2029 (a)	22,210	14,881
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	177

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (a)	20,000	74
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (a)	37,520	143
Series 2019-KC05, Class B, 4.32%, 7/25/2029 (a) (j)	16,737	14,857
Series 2019-KF65, Class B, 7.87%, 7/25/2029 (a) (j)	3,777	3,422
Series 2019-KF66, Class B, 7.87%, 7/25/2029 (a) (j)	1,084	1,011
Series 2019-KF67, Class B, 7.72%, 8/25/2029 (a) (j)	2,377	2,243
Series 2019-KF67, Class C, 11.47%, 8/25/2029 (a) (j)	7,131	6,064
Series 2019-KF70, Class B, 7.77%, 9/25/2029 (a) (j)	790	742
Series 2019-KF71, Class B, 7.77%, 10/25/2029 (a) (j)	3,429	3,182
Series 2019-KF73, Class B, 7.92%, 11/25/2029 (a) (j)	6,525	6,127
Series 2020-KF75, Class B, 7.72%, 12/25/2029 (a) (j)	1,860	1,717
Series 2020-KF76, Class B, 8.22%, 1/25/2030 (a) (j)	1,402	1,371
Series 2020-K107, Class D, 3.62%, 2/25/2030 (a) (j)	19,000	14,827
Series 2018-KW07, Class C, PO, , 10/25/2031 (a)	12,089	8,291
Series 2018-KW07, Class X2A, IO, 0.10%, 10/25/2031 (a)	146,926	337
Series 2018-KW07, Class X2B, IO, 0.10%, 10/25/2031 (a)	16,500	55
Series 2018-KW07, Class B, 4.22%, 10/25/2031 (a) (j)	1,000	874
Series 2022-KF132, Class CS, 11.75%, 2/25/2032 (a) (j)	34,156	28,807
Series 2019-KW10, Class C, PO, , 10/25/2032 (a)	11,012	7,115
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (a)	125,292	460
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (a)	14,882	58
Series 2023-KF149, Class CS, 11.50%, 12/25/2032 (a) (j)	8,790	9,019
Series 2018-K158, Class B, 4.42%, 10/25/2033 (a) (j)	1,750	1,536
Series 19K-1510, Class X2B, IO, 0.10%, 1/25/2034 (a)	81,410	535
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 19K-1513, Class X2A, IO, 0.10%, 8/25/2034 (a)	533,266	3,550
Series 2018-K156, Class X2A, IO, 0.10%, 7/25/2036 (a)	148,191	844
Series 2016-K53, Class B, 4.16%, 3/25/2049 (a) (j)	69	68
Series 2017-K728, Class C, 3.86%, 11/25/2050 (a) (j)	105	105
Series 2018-K75, Class D, PO, , 4/25/2051 (a)	30,000	21,566
Series 2018-K75, Class X2A, IO, 0.10%, 4/25/2051 (a)	468,463	1,186
Series 2018-K75, Class X2B, IO, 0.10%, 4/25/2051 (a)	114,000	320
Series 2019-K92, Class D, PO, , 5/25/2052 (a)	16,000	10,936
Series 2020-K105, Class D, PO, , 3/25/2053 (a)	33,000	19,860
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (a)	357,428	1,409
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (a)	81,000	352
Series 2020-K113, Class D, PO, , 5/25/2053 (a)	26,843	16,238
Series 2020-K739, Class D, PO, , 11/25/2053 (a)	12,500	9,441
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	127,171	290
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	31,000	80
FRR Re-REMIC Trust
Series 2018-C1, Class CK43, PO, , 2/27/2048 (a)	9,400	9,047
Series 2018-C1, Class BK43, 2.69%, 2/27/2048 (a) (j)	12,434	12,109
GNMA
Series 2012-89, IO, 0.09%, 12/16/2053 (j)	8,087	4
Series 2014-88, Class AJ, 2.99%, 3/16/2055 (j)	6,430	5,778
Series 2015-104, IO, 0.09%, 5/16/2055 (j)	6,794	21
Series 2017-76, IO, 0.77%, 12/16/2056 (j)	5,231	201
Series 2023-127, IO, 0.42%, 7/16/2057 (j)	454,948	7,427
Series 2017-16, IO, 0.38%, 9/16/2058 (j)	14,200	290
Series 2017-105, IO, 0.52%, 5/16/2059 (j)	14,476	435
Series 2023-108, IO, 0.69%, 8/16/2059 (j)	225,023	8,561
Series 2017-171, IO, 0.65%, 9/16/2059 (j)	2,168	89
Series 2018-57, IO, 0.41%, 10/16/2059 (j)	55,787	1,814
Series 2018-4, IO, 0.57%, 10/16/2059 (j)	4,104	146
Series 2018-9, IO, 0.44%, 1/16/2060 (j)	76,009	2,347
SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-67, IO, 0.91%, 2/16/2060 (j)	8,181	460
Series 2018-106, IO, 0.65%, 4/16/2060 (j)	6,654	332
Series 2019-109, IO, 0.80%, 4/16/2060 (j)	29,567	1,651
Series 2018-119, IO, 0.68%, 5/16/2060 (j)	7,749	428
Series 2019-9, IO, 0.89%, 8/16/2060 (j)	12,325	673
Series 2021-82, Class TA, IF, IO, 3.64%, 4/16/2061 (j)	18,631	1,084
Series 2019-32, IO, 0.60%, 5/16/2061 (j)	62	3
Series 2021-95, Class TA, IF, IO, 3.37%, 6/1/2061 (j)	53,029	2,890
Series 2019-53, Class IA, IO, 0.77%, 6/16/2061 (j)	4,443	224
Series 2021-147, IO, 0.99%, 6/16/2061 (j)	30,453	2,227
Series 2021-123, Class SA, IF, IO, 3.63%, 6/16/2061 (j)	52,246	2,939
Series 2019-155, IO, 0.53%, 7/16/2061 (j)	34,584	1,396
Series 2021-218, IO, 0.96%, 10/16/2061 (j)	15,410	1,129
Series 2021-178, Class SA, IF, IO, 3.60%, 10/16/2061 (j)	76,747	4,892
Series 2020-28, IO, 0.82%, 11/16/2061 (j)	17,552	997
Series 2020-56, IO, 0.97%, 11/16/2061 (j)	46,573	2,979
Series 2020-124, IO, 0.99%, 12/16/2061 (j)	8,682	559
Series 2019-144, IO, 0.79%, 1/16/2062 (j)	14,058	807
Series 2020-40, IO, 0.88%, 1/16/2062 (j)	39,938	2,384
Series 2020-143, Class IB, IO, 0.87%, 3/16/2062 (j)	47,969	2,933
Series 2020-10, IO, 0.58%, 4/16/2062 (j)	20,893	880
Series 2020-23, IO, 0.66%, 4/16/2062 (j)	64,191	3,042
Series 2020-70, IO, 0.76%, 4/16/2062 (j)	48,266	2,676
Series 2020-38, IO, 0.82%, 4/16/2062 (j)	47,448	2,774
Series 2020-54, IO, 0.92%, 4/16/2062 (j)	162,353	10,273
Series 2020-120, IO, 0.77%, 5/16/2062 (j)	8,181	484
Series 2020-91, Class IU, IO, 0.99%, 5/16/2062 (j)	40,828	2,445
Series 2020-72, IO, 1.04%, 5/16/2062 (j)	108,258	7,478
Series 2020-106, Class IC, IO, 0.84%, 6/16/2062 (j)	71,371	4,418
Series 2020-108, IO, 0.85%, 6/16/2062 (j)	33,389	1,944
Series 2020-147, IO, 0.91%, 6/16/2062 (j)	170,026	11,225
Series 2020-194, IO, 1.08%, 6/16/2062 (j)	12,842	931
Series 2020-169, IO, 0.85%, 7/16/2062 (j)	357,023	22,539
Series 2020-64, IO, 1.20%, 7/16/2062 (j)	32,267	2,718
Series 2020-161, IO, 1.05%, 8/16/2062 (j)	20,541	1,489
Series 2020-111, IO, 0.88%, 9/15/2062 (j)	16,834	1,016
Series 2020-158, IO, 0.78%, 9/16/2062 (j)	53,816	3,131
Series 2021-88, IO, 0.79%, 9/16/2062 (j)	92,523	5,699
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-114, IO, 0.80%, 9/16/2062 (j)	75,073	4,337
Series 2020-192, IO, 0.95%, 9/16/2062 (j)	62,451	4,290
Series 2020-6, IO, 0.70%, 10/16/2062 (j)	13,013	752
Series 2021-33, IO, 0.84%, 10/16/2062 (j)	119,230	7,654
Series 2021-71, IO, 0.86%, 10/16/2062 (j)	161,344	10,364
Series 2020-128, IO, 0.91%, 10/16/2062 (j)	56,688	3,771
Series 2021-80, IO, 0.90%, 12/16/2062 (j)	62,998	4,342
Series 2020-150, IO, 0.96%, 12/16/2062 (j)	83,124	5,477
Series 2021-48, Class HT, IF, IO, 1.36%, 12/16/2062 (j)	84,678	3,600
Series 2021-40, IO, 0.82%, 2/16/2063 (j)	48,278	2,990
Series 2021-120, IO, 0.99%, 2/16/2063 (j)	52,086	3,802
Series 2021-62, Class SA, IF, IO, 3.37%, 2/16/2063 (j)	105,150	5,341
Series 2020-145, IO, 0.73%, 3/16/2063 (j)	34,711	1,853
Series 2021-101, IO, 0.68%, 4/16/2063 (j)	83,378	4,368
Series 2021-106, IO, 0.86%, 4/16/2063 (j)	96,783	6,466
Series 2021-151, IO, 0.92%, 4/16/2063 (j)	103,976	7,281
Series 2021-168, IO, 0.80%, 5/16/2063 (j)	76,413	4,744
Series 2021-126, IO, 0.85%, 5/16/2063 (j)	14,883	995
Series 2021-22, IO, 0.97%, 5/16/2063 (j)	52,973	3,696
Series 2021-10, IO, 0.99%, 5/16/2063 (j)	25,209	1,831
Series 2021-170, IO, 0.99%, 5/16/2063 (j)	14,751	1,070
Series 2024-32, IO, 0.71%, 6/16/2063 (j)	130,522	6,573
Series 2021-141, Class SA, IF, IO, 3.65%, 6/16/2063 (j)	46,723	2,419
Series 2021-133, IO, 0.88%, 7/16/2063 (j)	87,255	5,929
Series 2021-181, IO, 0.97%, 7/16/2063 (j)	147,476	10,540
Series 2021-61, IO, 1.04%, 8/16/2063 (j)	41,621	3,086
Series 2023-15, Class AB, 4.00%, 8/16/2063 (j)	8,831	8,522
Series 2023-179, IO, 0.61%, 9/16/2063 (j)	250,715	10,741
Series 2021-164, IO, 0.95%, 10/16/2063 (j)	14,192	1,041
Series 2021-112, IO, 0.96%, 10/16/2063 (j)	17,841	1,308
Series 2021-148, IO, 1.06%, 10/16/2063 (j)	65,813	5,389
Series 2021-110, IO, 0.87%, 11/16/2063 (j)	2,790	188
Series 2021-180, IO, 0.91%, 11/16/2063 (j)	19,393	1,368
Series 2021-185, IO, 1.10%, 11/16/2063 (j)	38,343	3,194
Series 2021-167, IO, 0.87%, 12/16/2063 (j)	63,956	4,559
Series 2022-7, Class SA, IF, IO, 3.37%, 2/16/2064 (j)	60,665	3,614
Series 2021-224, IO, 0.78%, 4/16/2064 (j)	80,652	5,206
Series 2022-149, IO, 0.45%, 6/16/2064 (j)	48,758	2,074
Series 2022-134, IO, 0.51%, 6/16/2064 (j)	29,171	1,287
Series 2022-52, IO, 0.77%, 6/16/2064 (j)	149,098	8,024
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	179

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2022-141, IO, 0.78%, 6/16/2064 (j)	11,756	800
Series 2022-210, IO, 0.70%, 7/16/2064 (j)	35,294	2,167
Series 2022-199, IO, 0.76%, 7/16/2064 (j)	32,361	2,042
Series 2023-15, IO, 0.92%, 8/16/2064 (j)	32,187	2,359
Series 2023-28, IO, 0.86%, 2/16/2065 (j)	24,870	1,768
Series 2023-26, IO, 0.97%, 4/16/2065 (j)	59,158	4,138
Series 2023-126, IO, 0.88%, 7/16/2065 (j)	63,534	4,622
Series 2023-46, IO, 1.15%, 7/16/2065 (j)	20,000	1,619
Series 2024-56, IO, 1.04%, 11/16/2065 (j)	10,978	860
Series 2024-121, IO, 0.64%, 7/1/2066 (j)	10,208	965
Series 2024-90, IO, 0.80%, 7/16/2066 (j)	19,962	1,457
GNMA, STRIPS Series 3, Class 23, IO, 1.40%, 9/16/2045	31,649	2,037
GS Mortgage Securities Trust
Series 2012-GCJ9, Class D, 4.75%, 11/10/2045 (a) (j)	329	300
Series 2015-GC28, Class D, 4.53%, 2/10/2048 (a) (j)	2,000	1,841
Series 2015-GC32, Class D, 3.35%, 7/10/2048	4,521	4,149
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (j)	5,547	2,193
Series 2015-GC30, Class D, 3.38%, 5/10/2050	4,000	3,227
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (a)	4,950	3,125
Series 2019-GC42, Class D, 2.80%, 9/10/2052 (a)	11,880	8,433
Series 2019-GSA1, Class XB, IO, 0.42%, 11/10/2052 (j)	39,035	586
Series 2020-GC45, Class XA, IO, 0.77%, 2/13/2053 (j)	73,501	1,933
Series 2020-GC45, Class D, 2.85%, 2/13/2053 (a) (j)	3,000	2,179
Series 2020-GC45, Class E, 2.85%, 2/13/2053 (a) (j)	7,000	4,548
Series 2020-GC47, Class XA, IO, 1.24%, 5/12/2053 (j)	80,496	4,093
Series 2020-GSA2, Class XA, IO, 1.82%, 12/12/2053 (a) (j)	183,837	14,124
Series 2020-GSA2, Class D, 2.25%, 12/12/2053 (a)	18,158	11,575
Series 2020-GSA2, Class E, 2.25%, 12/12/2053 (a)	4,000	2,160
Harvest Commercial Capital Loan Trust Series 2019-1, Class A, 3.29%, 9/25/2046 (a) (j)	955	943
HCFT 7.25%, 2/13/2025 ‡	7,000	6,798
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

ILPT Commercial Mortgage Trust Series 2022-LPF2, Class E, 11.28%, 10/15/2039 (a) (j)	8,760	8,380
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class E, 3.50%, 11/15/2045 (a)	3,000	1,590
Series 2015-C31, Class B, 4.78%, 8/15/2048 (j)	2,000	1,783
Series 2015-C31, Class C, 4.78%, 8/15/2048 (j)	5,000	3,916
Series 2015-C33, Class D2, 4.29%, 12/15/2048 (a) (j)	1,000	872
Series 2015-C33, Class C, 4.79%, 12/15/2048 (j)	3,350	2,970
Series 2016-C1, Class D1, 4.36%, 3/17/2049 (a) (j)	1,500	1,298
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class XB, IO, 0.58%, 3/15/2050 (j)	31,917	339
Series 2017-JP5, Class C, 3.90%, 3/15/2050 (j)	1,550	1,315
Series 2017-JP5, Class D, 4.65%, 3/15/2050 (a) (j)	4,669	3,799
Series 2017-JP7, Class D, 4.49%, 9/15/2050 (a) (j)	367	207
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6, Class D, 2.50%, 11/13/2052 (a)	9,875	4,281
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class D, 5.05%, 12/15/2046 (a) (j)	2,052	1,801
Series 2015-JP1, Class C, 4.88%, 1/15/2049 (j)	4,647	4,036
Series 2016-JP3, Class D, 3.56%, 8/15/2049 (a) (j)	8,122	5,953
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 (j)	88	29
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class B, 4.44%, 6/15/2047 (j)	4,121	3,928
Series 2014-C16, Class C, 4.87%, 6/15/2047 (j)	2,300	1,988
Series 2015-C27, Class E, 3.24%, 12/15/2047 (a) (j)	2,500	1,992
Series 2015-C27, Class F, 3.24%, 12/15/2047 (a) (j)	6,334	4,680
SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2014-C19, Class D, 3.25%, 12/15/2047 (a)	2,000	1,586
Series 2014-C19, Class E, 3.25%, 12/15/2047 (a)	6,500	4,831
Series 2014-C19, Class C, 4.00%, 12/15/2047	3,000	2,845
Series 2015-C20, Class D, 3.07%, 2/15/2048 (a)	5,086	4,582
Series 2015-C21, Class XA, IO, 0.96%, 3/15/2048 (j)	18,623	7
Series 2015-C21, Class B, 3.85%, 3/15/2048 (j)	4,000	3,862
Series 2015-C24, Class D, 3.26%, 5/15/2048 (a)	8,000	7,206
Series 2015-C26, Class D, 3.06%, 10/15/2048 (a)	4,500	3,638
Series 2016-C31, Class B, 3.88%, 11/15/2049 (j)	4,350	3,940
Series 2016-C31, Class C, 4.40%, 11/15/2049 (j)	1,000	848
Series 2015-C23, Class D, 4.28%, 7/15/2050 (a) (j)	1,500	1,399
Morgan Stanley Capital I Series 2017-HR2, Class C, 4.46%, 12/15/2050 (j)	1,200	1,100
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.42%, 7/11/2040 (a) (j)	1,000	705
Series 2016-UB11, Class C, 3.69%, 8/15/2049 (j)	2,000	1,864
Series 2019-L3, Class D, 2.50%, 11/15/2052 (a)	4,500	3,245
Series 2020-L4, Class D, 2.50%, 2/15/2053 (a)	7,175	5,126
Series 2020-HR8, Class XA, IO, 1.95%, 7/15/2053 (j)	19,368	1,608
Series 2021-L5, Class XB, IO, 0.84%, 5/15/2054 (j)	60,000	2,550
Series 2021-L5, Class E, 2.50%, 5/15/2054 (a)	4,234	2,753
Series 2021-L5, Class C, 3.16%, 5/15/2054	6,000	4,996
Series 2021-L6, Class D, 2.50%, 6/15/2054 (a) (j)	13,685	9,232
Series 2021-L6, Class E, 2.50%, 6/15/2054 (a) (j)	5,500	3,255
Series 2021-L7, Class E, 2.50%, 10/15/2054 (a)	8,091	4,712
MRCD MARK Mortgage Trust
Series 2019-PARK, Class G, 2.72%, 12/15/2036 (a)	13,337	7,073
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-PARK, Class J, 4.25%, 12/15/2036 (a)	20,000	7,603
MSWF Commercial Mortgage Trust Series 2023-2, Class A5, 6.01%, 12/15/2056 (j)	37,272	40,458
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 8.71%, 10/25/2049 (a) (j)	54,651	54,651
Series 2020-01, Class M10, 9.21%, 3/25/2050 (a) (j)	71,655	71,655
Series 2023-01, Class M7, 9.35%, 11/25/2053 (a) (j)	3,486	3,611
Series 2023-01, Class M10, 11.85%, 11/25/2053 (a) (j)	8,375	9,262
Series 2024-01, Class M7, 8.10%, 7/25/2054 (a) (j)	1,761	1,770
Series 2024-01, Class M10, 9.20%, 7/25/2054 (a) (j)	1,100	1,111
NW Re-REMIC TRUST Series 2021-FRR1, Class BK88, 2.64%, 12/18/2051 (a) (j)	8,000	6,520
NYC Commercial Mortgage Trust Series 2021-909, Class E, 3.31%, 4/10/2043 (a) (j)	5,000	2,599
P -stlb Series 2019-STL B, 9.25%, 10/11/2026 ‡	7,700	7,508
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.36%, 2/13/2053 (a) (j)	80,644	4,118
Series 2020-RR1, Class B, 3.48%, 2/13/2053 (a)	11,440	9,580
Series 2020-RR1, Class C, 3.98%, 2/13/2053 (a) (j)	4,750	3,733
Series 2020-RR1, Class D, 4.19%, 2/13/2053 (a) (j)	9,750	6,840
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, 6.73%, 5/15/2039 (a) (j)	15,540	15,453
Series 2024-DSNY, Class B, 7.08%, 5/15/2039 (a) (j)	10,267	10,139
Series RR Trust Series 2015-1, Class B, PO, 4/26/2048 (a)	14,737	14,057
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	2,000	1,838
SREIT Trust Series 2021-MFP, Class G, 8.43%, 11/15/2038 (a) (j)	12,439	12,206
UBS Commercial Mortgage Trust
Series 2017-C1, Class C, 4.44%, 6/15/2050	5,330	4,613
Series 2017-C2, Class C, 4.30%, 8/15/2050 (j)	7,250	6,470
Series 2018-C11, Class XB, IO, 0.37%, 6/15/2051 (j)	100,000	1,182
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	181

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-C11, Class B, 4.71%, 6/15/2051 (j)	5,000	4,456
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (j)	1,091	1,054
Series 2018-2, Class M2, 4.51%, 10/26/2048 (a) (j)	88	80
Series 2018-2, Class M3, 4.72%, 10/26/2048 (a) (j)	162	143
Series 2019-1, Class A, 3.76%, 3/25/2049 (a) (j)	1,222	1,157
Series 2019-1, Class M1, 3.94%, 3/25/2049 (a) (j)	2,603	2,388
Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (j)	2,488	2,389
Series 2021-1, Class M1, 1.79%, 5/25/2051 (a) (j)	2,747	2,264
Series 2021-1, Class M2, 2.26%, 5/25/2051 (a) (j)	1,879	1,534
Series 2022-2, Class A, 4.67%, 4/25/2052 (a) (j)	2,729	2,588
Series 2022-3, Class A, 5.22%, 6/25/2052 (a) (j)	4,623	4,449
Series 2022-4, Class A, 5.63%, 8/25/2052 (a) (j)	4,751	4,646
Washington State Housing Finance Commission Series 2021-1, Class X, IO, 0.73%, 12/20/2035 (j)	90,379	3,928
Wells Fargo Commercial Mortgage Trust
Series 2024-1CHI, Class A, 5.48%, 7/15/2035 (a) (j)	4,000	4,005
Series 2024-1CHI, Class B, 5.93%, 7/15/2035 (a) (j)	1,500	1,504
Series 2014-LC18, Class D, 3.96%, 12/15/2047 (a) (j)	7,952	7,015
Series 2015-C26, Class D, 3.59%, 2/15/2048 (a)	3,000	2,893
Series 2015-C27, Class C, 3.89%, 2/15/2048	3,500	3,102
Series 2015-NXS1, Class E, 2.88%, 5/15/2048 (a) (j)	9,230	8,115
Series 2015-C29, Class D, 4.36%, 6/15/2048 (j)	4,500	3,987
Series 2017-RB1, Class D, 3.40%, 3/15/2050 (a)	1,500	883
Series 2017-C38, Class D, 3.00%, 7/15/2050 (a)	4,500	3,447
Series 2017-C39, Class A5, 3.42%, 9/15/2050	4,000	3,827
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-C44, Class XB, IO, 0.28%, 5/15/2051 (j)	70,000	442
Series 2018-C44, Class D, 3.00%, 5/15/2051 (a)	1,250	919
Series 2018-C46, Class D, 3.00%, 8/15/2051 (a)	1,890	1,363
Series 2019-C52, Class XA, IO, 1.71%, 8/15/2052 (j)	14,231	840
Series 2020-C55, Class D, 2.50%, 2/15/2053 (a)	4,500	2,989
Series 2020-C55, Class E, 2.50%, 2/15/2053 (a)	6,850	3,703
Series 2021-C59, Class D, 2.50%, 4/15/2054 (a)	2,500	1,677
Series 2022-C62, Class C, 4.50%, 4/15/2055 (j)	2,500	2,057
Series 2015-NXS3, Class D, 3.15%, 9/15/2057 (a)	2,000	1,849
Series 2015-NXS2, Class D, 4.41%, 7/15/2058 (j)	2,226	1,373
Series 2015-LC22, Class D, 4.69%, 9/15/2058 (j)	5,107	4,092
Series 2016-C32, Class D, 3.79%, 1/15/2059 (a) (j)	4,000	3,652
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class D, 3.50%, 8/15/2047 (a)	6,152	4,906
Series 2014-C22, Class D, 4.01%, 9/15/2057 (a) (j)	1,440	721
Total Commercial Mortgage-Backed Securities (Cost $2,998,480)		2,747,394
Mortgage-Backed Securities — 24.0%
FHLMC Gold Pools, Other
Pool # WN1250, 4.40%, 5/1/2028	19,200	19,130
Pool # WN2492, 4.93%, 6/1/2028	8,000	8,063
Pool # WN2435, 3.99%, 7/1/2030	31,000	30,582
Pool # WN2184, 2.50%, 4/1/2032	9,600	8,472
Pool # WN2266, 3.55%, 10/1/2032	5,570	5,238
Pool # WN2326, 4.45%, 12/1/2032	2,160	2,148
Pool # WN2587, 4.72%, 3/1/2033	8,965	9,192
FHLMC UMBS, 30 Year
Pool # RJ0003, 6.50%, 10/1/2053	27,197	28,297
Pool # SD5883, 6.50%, 6/1/2054	24,238	25,200
Pool # SD6268, 6.50%, 8/1/2054 ‡ (k)	20,000	20,891
FNMA UMBS, 30 Year Pool # FS8911, 6.50%, 8/1/2054 (k)	28,000	29,238
SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FNMA, Other
Pool # BS7094, 4.78%, 11/1/2029	23,000	23,394
Pool # BS3390, 1.69%, 10/1/2031	11,301	9,662
Pool # BS3377, 1.72%, 10/1/2031	2,190	1,847
Pool # BS4789, 2.17%, 2/1/2032	5,100	4,398
Pool # BS4294, 1.97%, 1/1/2034	2,400	1,978
Pool # BZ1211, 4.99%, 6/1/2034	4,700	4,889
Pool # BZ1109, 5.04%, 6/1/2034	11,674	12,190
GNMA II, 30 Year
Pool # DB5978, 6.50%, 4/20/2044	705	720
Pool # DA9696, 6.50%, 4/20/2045	695	716
Pool # BF2605, 5.50%, 5/20/2048	264	275
Pool # BJ9839, 4.38%, 4/20/2049	124	122
Pool # DD9127, 6.50%, 7/20/2049	491	509
Pool # MA8152, 5.00%, 7/20/2052	—	—
Pool # MA8432, 7.00%, 11/20/2052	73	75
Pool # MA8882, 7.00%, 5/20/2053	169	174
Pool # MA9110, 7.50%, 8/20/2053	2,335	2,398
Pool # CW1603, 6.50%, 12/20/2053	2,588	2,668
Pool # DA0555, 6.50%, 2/20/2054	2,486	2,563
Pool # DA1949, 6.50%, 2/20/2054	2,086	2,151
Pool # 787307, 6.50%, 3/20/2054	5,924	6,103
Pool # DB1810, 6.50%, 3/20/2054	1,889	1,948
Pool # DB1811, 6.50%, 3/20/2054	1,195	1,232
Pool # DB1838, 6.50%, 3/20/2054	2,092	2,157
Pool # DB1521, 6.00%, 4/20/2054	1,022	1,048
Pool # DB1161, 6.50%, 4/20/2054	1,605	1,655
Pool # MA9608, 7.00%, 4/20/2054	47,331	48,525
Pool # DA0802, 6.50%, 5/20/2054	3,663	3,777
Pool # DA5191, 6.50%, 5/20/2054	501	522
Pool # DA9805, 6.50%, 5/20/2054	743	767
Pool # DB7176, 6.50%, 5/20/2054	784	812
Pool # DB7182, 6.00%, 6/20/2054	907	925
Pool # DB9010, 6.00%, 6/20/2054	1,554	1,584
Pool # DC6423, 6.00%, 6/20/2054	2,122	2,175
Pool # DC6424, 6.00%, 6/20/2054	1,767	1,802
Pool # DC6462, 6.00%, 6/20/2054	1,731	1,780
Pool # DC6464, 6.00%, 6/20/2054	8,618	8,786
Pool # DC7762, 6.00%, 6/20/2054	10,591	10,798
Pool # CP4226, 6.50%, 6/20/2054	1,229	1,273
Pool # CZ1406, 6.50%, 6/20/2054	1,450	1,505
Pool # DA1016, 6.50%, 6/20/2054	595	617
Pool # DB7470, 6.50%, 6/20/2054	3,791	3,909
Pool # DB7473, 6.50%, 6/20/2054	4,187	4,322
Pool # DC6270, 6.50%, 6/20/2054	1,636	1,694
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # DB7520, 6.00%, 7/20/2054	3,068	3,136
Pool # DC0348, 6.00%, 7/20/2054	25,377	25,872
Pool # DC6650, 6.00%, 7/20/2054	10,621	10,828
Pool # DC8318, 6.00%, 7/20/2054	502	516
Pool # DC8319, 6.00%, 7/20/2054	572	583
Pool # DA1123, 6.50%, 7/20/2054	1,573	1,622
Pool # DB7614, 6.50%, 7/20/2054	548	565
Pool # DB7642, 6.50%, 7/20/2054	1,815	1,871
Pool # DC4806, 6.50%, 7/20/2054	2,992	3,088
Pool # DC4815, 6.50%, 7/20/2054	2,125	2,191
Pool # DC4824, 6.50%, 7/20/2054	4,200	4,330
Pool # DC4836, 6.50%, 7/20/2054	1,874	1,934
Pool # DC4838, 6.50%, 7/20/2054	2,173	2,240
Pool # DC7719, 6.50%, 7/20/2054	868	895
Pool # DD0243, 6.50%, 7/20/2054	582	603
Pool # DD0244, 6.50%, 7/20/2054	838	867
Pool # DD0258, 6.50%, 7/20/2054	587	607
Pool # DD1474, 6.50%, 7/20/2054	7,532	7,766
Pool # DD6149, 6.50%, 7/20/2054	749	771
Pool # DE1862, 6.00%, 8/20/2054	6,022	6,140
Pool # 787524, 6.50%, 8/20/2054	32,000	33,191
Pool # 787526, 6.50%, 8/20/2054	41,700	43,021
Pool # 787527, 6.50%, 8/20/2054	33,900	35,064
Pool # 787528, 6.50%, 8/20/2054	43,000	44,335
Pool # CZ7222, 6.50%, 8/20/2054	4,000	4,133
Pool # DA1146, 6.50%, 8/20/2054	509	525
Pool # DA2943, 6.50%, 8/20/2054	2,478	2,558
Pool # DC5089, 6.50%, 8/20/2054	1,792	1,850
Pool # DC8297, 6.50%, 8/20/2054	2,171	2,242
Pool # DD0605, 6.50%, 8/20/2054	428	441
Pool # DD1553, 6.50%, 8/20/2054	662	684
Pool # DD7840, 6.50%, 8/20/2054	3,588	3,704
Pool # DD8028, 6.50%, 8/20/2054	479	495
Pool # DD8029, 6.50%, 8/20/2054	470	487
Pool # DD8031, 6.50%, 8/20/2054	500	516
Pool # DD8032, 6.50%, 8/20/2054	668	689
Pool # DD8033, 6.50%, 8/20/2054	607	627
Pool # DD9128, 6.50%, 8/20/2054	1,338	1,385
Pool # DE0930, 6.50%, 8/20/2054	416	430
Pool # DE0931, 6.50%, 8/20/2054	497	514
Pool # DE0933, 6.50%, 8/20/2054	441	457
Pool # DE0936, 6.50%, 8/20/2054	873	902
Pool # DE1872, 6.50%, 8/20/2054	6,377	6,576
Pool # MA9853, 6.50%, 8/20/2054	47,100	48,127
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	183

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
GNMA II, Other
Pool # CX7724, 7.00%, 9/20/2063	376	384
Pool # CX7728, 7.00%, 10/20/2063	321	328
GNMA II, Single Family, 30 Year
TBA, 5.50%, 9/15/2054 (k)	850,228	855,803
TBA, 6.00%, 9/15/2054 (k)	625,700	634,939
TBA, 6.50%, 9/15/2054 (k)	202,310	206,627
Total Mortgage-Backed Securities (Cost $2,368,188)		2,374,355
Asset-Backed Securities — 17.8%
ABFC Trust Series 2002-OPT1, Class M1, 6.49%, 5/25/2032 (j)	91	93
ACC, 0.00%, 6/15/2026 ‡	15,881	397
ACC Trust
Series 2021-1, Class D, 5.25%, 3/22/2027 (a)	8,994	6,008
Series 2022-1, Class D, 6.65%, 10/20/2028 (a)	9,131	—
Accelerated Assets LLC
Series 2018-1, Class B, 4.51%, 12/2/2033 (a)	103	102
Series 2018-1, Class C, 6.65%, 12/2/2033 (a)	222	221
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (a)	1,276	1,181
Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	1,569	1,445
Series 2021-1H, Class D, 3.58%, 10/20/2040 (a)	2,167	1,889
ACHV ABS TRUST Series 2023-2PL, Class B, 6.88%, 5/20/2030 (a)	374	374
Affirm Asset Securitization Trust
Series 2022-X1, Class CERT, 0.00%, 2/15/2027 ‡ (a)	12	79
Series 2023-A, Class 1A, 6.61%, 1/18/2028 (a)	3,735	3,747
Air Canada Pass-Through Trust (Canada) Series 2020-2, Class B, 9.00%, 10/1/2025 (a)	568	578
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	3,939	3,621
American Credit Acceptance Receivables Trust
Series 2023-4, Class B, 6.63%, 2/14/2028 (a)	3,226	3,264
Series 2022-1, Class E, 3.64%, 3/13/2028 (a)	9,700	9,510
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	12,853	12,804
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	4,333	4,344
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	5,575	5,656
Series 2024-1, Class C, 5.63%, 1/14/2030 (a)	3,450	3,469
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-2, Class D, 6.53%, 4/12/2030 (a)	9,856	10,171
Series 2024-1, Class D, 5.86%, 5/13/2030 (a)	2,500	2,528
Series 2024-3, Class D, 6.04%, 7/12/2030 (a)	6,350	6,465
Series 2023-4, Class D, 7.65%, 9/12/2030 (a)	6,700	7,030
AMSR Trust
Series 2020-SFR1, Class H, 5.30%, 4/17/2037 (a)	9,960	9,780
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 (a)	10,005	9,847
Series 2020-SFR2, Class H, 5.25%, 7/17/2037 (a)	7,500	7,311
Series 2020-SFR4, Class E1, 2.21%, 11/17/2037 (a)	2,325	2,226
Series 2020-SFR5, Class F, 2.69%, 11/17/2037 (a)	18,177	17,440
Series 2020-SFR4, Class F, 2.86%, 11/17/2037 (a)	15,556	14,950
Series 2020-SFR5, Class G, 4.11%, 11/17/2037 (a)	7,300	7,033
Series 2019-SFR1, Class F, 3.87%, 1/19/2039 (a)	5,310	5,068
Series 2019-SFR1, Class G, 4.86%, 1/19/2039 (a)	2,125	2,040
Series 2019-SFR1, Class H, 6.04%, 1/19/2039 (a)	2,125	2,074
Series 2022-SFR1, Class E2, 4.64%, 3/17/2039 (a)	9,913	9,413
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (a)	9,913	9,368
Aqua Finance Trust
Series 2019-A, Class C, 4.01%, 7/16/2040 (a)	4,627	4,378
Series 2020-AA, Class C, 3.97%, 7/17/2046 (a)	4,250	4,006
AREIT Trust Series 2021-CRE5, Class D, 8.11%, 11/17/2038 ‡ (a) (j)	12,500	11,915
Ares CLO Ltd. (Cayman Islands)
Series 2015-4A, Class BRR, 7.05%, 10/15/2030 (a) (j)	6,233	6,225
Series 2017-43A, Class BR, 7.26%, 7/15/2034 (a) (j)	13,600	13,606
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class D, 3.34%, 8/20/2026 (a)	10,500	10,196
Series 2023-4A, Class C, 7.24%, 6/20/2029 (a)	3,530	3,713
Series 2024-1A, Class A, 5.36%, 6/20/2030 (a)	4,545	4,634
SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-1A, Class B, 5.85%, 6/20/2030 (a)	2,115	2,165
Series 2024-1A, Class C, 6.48%, 6/20/2030 (a)	2,500	2,579
Series 2024-3A, Class A, 5.23%, 12/20/2030 (a)	5,380	5,455
Series 2024-3A, Class B, 5.58%, 12/20/2030 (a)	2,625	2,666
Series 2024-3A, Class C, 6.11%, 12/20/2030 (a)	2,450	2,484
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A2R, 7.09%, 10/20/2031 (a) (j)	4,420	4,419
Series 2020-2A, Class DR, 11.69%, 10/20/2031 (a) (j)	2,250	2,243
Barings CLO Ltd. (Cayman Islands) Series 2022-1A, Class B, 7.23%, 4/15/2035 (a) (j)	2,600	2,600
Bastion Funding I LLC Series 2023-1A, Class C, 11.74%, 4/25/2038 ‡ (a)	5,266	5,279
Bayview Opportunity Master Fund LLC
Series 2024-CAR1, Class C, 6.85%, 12/26/2031 (a) (j)	1,648	1,648
Series 2024-CAR1, Class D, 7.40%, 12/26/2031 (a) (j)	417	418
Series 2024-CAR1, Class E, 8.95%, 12/26/2031 (a) (j)	1,251	1,251
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class B, 6.80%, 8/15/2029	4,814	4,916
Series 2024-3, Class D, 5.83%, 5/15/2030	8,430	8,542
British Airways Pass-Through Trust (United Kingdom) Series 2020-1, Class B, 8.38%, 11/15/2028 (a)	687	718
BSPRT Issuer Ltd.
Series 2021-FL7, Class D, 8.20%, 12/15/2038 (a) (j)	8,700	8,307
Series 2021-FL7, Class E, 8.85%, 12/15/2038 (a) (j)	225	212
Buckhorn Park CLO Ltd. (Cayman Islands) Series 2019-1A, Class AR, 6.66%, 7/18/2034 (a) (j)	17,200	17,206
Business Jet Securities LLC
Series 2021-1A, Class B, 2.92%, 4/15/2036 (a)	1,780	1,780
Series 2021-1A, Class C, 5.07%, 4/15/2036 (a)	1,095	1,094
Series 2024-1A, Class A, 6.20%, 5/15/2039 (a)	14,689	15,096
Series 2024-1A, Class C, 9.13%, 5/15/2039 (a)	2,412	2,457
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Buttermilk Park CLO Ltd. (Cayman Islands)
Series 2018-1A, Class B1R, 6.90%, 10/15/2031 (a) (j)	2,007	2,009
Series 2018-1A, Class CR, 7.25%, 10/15/2031 (a) (j)	11,688	11,672
BXG Receivables Note Trust Series 2018-A, Class C, 4.44%, 2/2/2034 (a)	533	525
Camden, 8.50%, 9/15/2031 ‡	18,284	17,668
Carlyle Global Market Strategies CLO Ltd.
Series 2012-3A, Class BR2, 7.76%, 1/14/2032 (a) (j)	1,000	1,000
Series 2015-4A, Class A2RR, 7.13%, 7/20/2032 (a) (j)	6,000	6,007
Series 2015-4A, Class BRR, 7.73%, 7/20/2032 (a) (j)	8,000	7,991
CarNow Auto Receivables Trust Series 2022-1A, Class E, 8.29%, 8/15/2028 (a)	5,770	4,974
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	2,749	2,545
CARS-DB4 LP
Series 2020-1A, Class A4, 3.19%, 2/15/2050 (a)	3,444	3,397
Series 2020-1A, Class A5, 3.48%, 2/15/2050 (a)	2,952	2,800
Series 2020-1A, Class B2, 4.52%, 2/15/2050 (a)	4,290	4,060
Series 2020-1A, Class B3, 4.95%, 2/15/2050 (a)	4,510	4,011
CARS-DB5 LP Series 2021-1A, Class A2, 2.28%, 8/15/2051 (a)	5,904	4,917
Carvana Auto Receivables Trust Series 2019-4A, Class E, 4.70%, 10/15/2026 (a)	2,621	2,616
Cascade MH Asset Trust
Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (j)	4,982	4,699
Series 2022-MH1, Class A, 4.25%, 8/25/2054 ‡ (a) (i)	8,847	8,251
Centex Home Equity Loan Trust Series 2004-A, Class AF4, 5.01%, 8/25/2032 (i)	147	146
CFIN Issuer LLC
Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 ‡ (a)	3,885	3,813
Series 2022-RTL1, Class AB, 5.00%, 2/16/2026 ‡ (a)	3,885	3,809
CoreVest American Finance Trust
Series 2019-1, Class E, 5.69%, 3/15/2052 (a) (j)	1,493	1,444
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	185

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2019-2, Class E, 5.33%, 6/15/2052 (a) (j)	5,576	5,054
Series 2019-3, Class XB, IO, 1.50%, 10/15/2052 (a) (j)	53,875	3,151
Series 2019-3, Class XA, IO, 2.14%, 10/15/2052 (a) (j)	12,943	112
Series 2019-3, Class D, 3.76%, 10/15/2052 (a)	8,689	7,834
Series 2019-3, Class E, 4.85%, 10/15/2052 (a) (j)	5,810	5,149
Credit Acceptance Auto Loan Trust
Series 2022-1A, Class C, 5.70%, 10/15/2032 (a)	808	808
Series 2022-3A, Class A, 6.57%, 10/15/2032 (a)	7,917	7,967
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	22,000	22,737
Series 2023-2A, Class A, 5.92%, 5/16/2033 (a)	2,000	2,014
Series 2023-3A, Class B, 7.09%, 10/17/2033 (a)	2,295	2,382
Series 2023-5A, Class A, 6.13%, 12/15/2033 (a)	7,750	7,881
Series 2023-5A, Class B, 6.71%, 2/15/2034 (a)	3,866	3,990
Series 2024-1A, Class A, 5.68%, 3/15/2034 (a)	6,805	6,908
Series 2024-1A, Class B, 6.03%, 5/15/2034 (a)	5,988	6,111
Series 2024-2A, Class A, 5.95%, 6/15/2034 (a)	9,942	10,154
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	7,860	8,106
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-4, Class M1, 6.11%, 7/25/2034 (j)	265	268
DataBank Issuer Series 2021-1A, Class C, 4.43%, 2/27/2051 (a)	3,800	3,524
Diversified ABS Phase LLC Series 2024-1A, Class A2, 7.67%, 5/30/2044 ‡ (a)	14,333	14,275
Dryden CLO Ltd. (Cayman Islands) Series 2017-53A, Class C, 7.26%, 1/15/2031 (a) (j)	1,000	1,001
Dryden Senior Loan Fund (Cayman Islands) Series 2016-45A, Class BR, 7.26%, 10/15/2030 (a) (j)	2,000	1,999
DT Auto Owner Trust
Series 2023-1A, Class B, 5.19%, 10/16/2028 (a)	1,067	1,065
Series 2022-1A, Class E, 5.53%, 3/15/2029 (a)	11,700	11,183
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Elara HGV Timeshare Issuer LLC
Series 2019-A, Class C, 3.45%, 1/25/2034 (a)	583	563
Series 2021-A, Class D, 3.32%, 8/27/2035 (a)	1,573	1,453
Elmwood CLO Ltd. (Cayman Islands)
Series 2021-3A, Class BR, 7.03%, 4/20/2034 (a) (j)	8,847	8,862
Series 2021-3A, Class CR, 7.48%, 4/20/2034 (a) (j)	5,420	5,418
Series 2024-3A, Class A, 6.80%, 4/18/2037 (a) (j)	18,700	18,740
Series 2019-3A, Class BRR, 7.02%, 7/18/2037 (a) (j)	8,200	8,167
Exeter Automobile Receivables Trust
Series 2023-4A, Class C, 6.51%, 8/15/2028	3,520	3,581
Series 2021-3A, Class E, 3.04%, 12/15/2028 (a)	2,845	2,711
Series 2022-6A, Class D, 8.03%, 4/6/2029	4,232	4,437
Series 2023-2A, Class D, 6.32%, 8/15/2029	3,000	3,065
Series 2022-1A, Class E, 5.02%, 10/15/2029 (a)	1,330	1,283
Series 2022-2A, Class E, 6.34%, 10/15/2029 (a)	6,000	5,952
Series 2023-4A, Class D, 6.95%, 12/17/2029	5,000	5,181
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	1,138	1,161
Series 2023-1A, Class E, 12.07%, 9/16/2030 (a)	4,350	4,899
Series 2024-3A, Class E, 7.84%, 10/15/2031 (a)	3,000	3,074
FirstKey Homes Trust
Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (a)	1,902	1,853
Series 2020-SFR1, Class F2, 4.28%, 8/17/2037 (a)	9,000	8,790
Series 2020-SFR2, Class F1, 3.02%, 10/19/2037 (a)	15,000	14,496
Series 2020-SFR2, Class F2, 3.12%, 10/19/2037 (a)	13,000	12,517
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 (a)	7,333	6,857
Flagship Credit Auto Trust
Series 2021-3, Class E, 3.32%, 12/15/2028 (a)	6,401	5,465
Series 2022-3, Class E, 7.95%, 10/15/2029 (a)	4,000	3,616
Flatiron CLO Ltd. (Cayman Islands) Series 2024-1A, Class A1, 6.59%, 7/15/2036 (a) (j)	5,000	5,019
SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (j)	7,000	6,673
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (j)	25,000	22,923
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (a) (j)	19,140	17,156
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (j)	15,000	14,964
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	10,000	9,670
Foundation Finance Trust
Series 2019-1A, Class B, 4.22%, 11/15/2034 (a)	748	738
Series 2019-1A, Class C, 5.66%, 11/15/2034 (a)	3,055	3,010
FREED ABS Trust Series 2022-3FP, Class C, 7.05%, 8/20/2029 (a)	3,214	3,218
FTE, 8.00%, 8/15/2025 ‡	2,622	2,098
GLS Auto Receivables Issuer Trust
Series 2023-1A, Class D, 7.01%, 1/16/2029 (a)	3,261	3,359
Series 2022-2A, Class E, 5.50%, 6/15/2029 (a)	10,680	10,353
Series 2023-1A, Class E, 11.42%, 3/15/2030 (a)	1,000	1,095
HERO Funding II (Cayman Islands) Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	30	30
Hertz Vehicle Financing III LLC Series 2023-4A, Class D, 9.44%, 3/25/2030 (a)	3,200	3,259
Hertz Vehicle Financing LLC
Series 2021-1A, Class C, 2.05%, 12/26/2025 (a)	3,333	3,302
Series 2021-1A, Class D, 3.98%, 12/26/2025 (a)	6,667	6,619
Series 2022-4A, Class D, 6.56%, 9/25/2026 (a)	5,700	5,596
Series 2023-1A, Class C, 6.91%, 6/25/2027 (a)	3,990	4,019
Series 2023-1A, Class D, 9.13%, 6/25/2027 (a)	15,000	14,999
Series 2023-3A, Class D, 9.43%, 2/25/2028 (a)	4,450	4,492
Series 2023-2A, Class D, 9.40%, 9/25/2029 (a)	4,600	4,669
Hertz Vehicle Financing LP Series 2021-2A, Class D, 4.34%, 12/27/2027 (a)	12,000	10,940
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

HIN Timeshare Trust
Series 2020-A, Class B, 2.23%, 10/9/2039 (a)	1,095	1,028
Series 2020-A, Class D, 5.50%, 10/9/2039 (a)	953	910
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	4,198	4,070
Series 2022-A, Class E, 8.00%, 5/15/2041 (a)	790	771
Home Partners of America Trust Series 2021-3, Class F, 4.24%, 1/17/2041 (a)	14,288	12,641
KKR CLO Ltd. (Cayman Islands) Series 40A, Class BR, 6.98%, 10/20/2034 (a) (j)	5,300	5,285
KKR Financial CLO Ltd. (Cayman Islands) Series 2013-1A, Class A2R2, 6.75%, 4/15/2029 (a) (j)	4,933	4,939
LendingClub Loan Certificate Issuer Trust
Series 2021-NP1, Class CERT, 0.00%, 12/15/2036 ‡ (a)	900	4,727
Series 2022-NP1, Class CERT, 0.00%, 3/16/2037 ‡ (a)	855	5,482
Series 2022-P1, Class CERT, 0.00%, 3/16/2037 ‡ (a)	860	4,734
Series 2022-NP2, Class CERT, 0.00%, 4/15/2037 ‡ (a)	800	5,520
Series 2022-P2, Class CERT, 0.00%, 4/15/2037 ‡ (a)	750	4,458
Series 2022-NP3, Class CERT, 0.00%, 5/15/2037 ‡ (a)	500	4,979
Series 2022-P3, Class CERT, 0.00%, 5/15/2037 ‡ (a)	500	3,800
Series 2022-NP5, Class CERT, 0.00%, 6/15/2037 ‡ (a)	400	5,145
Series 2022-P4, Class CERT, 0.00%, 6/15/2037 ‡ (a)	400	3,470
Series 2022-NP6, Class CERT, 0.00%, 7/15/2037 ‡ (a)	700	9,265
Series 2022-P5, Class CERT, 0.00%, 7/15/2037 ‡ (a)	800	10,978
Lendingpoint Asset Securitization Trust
Series 2021-A, Class C, 2.75%, 12/15/2028 (a)	1,158	1,150
Series 2021-A, Class D, 5.73%, 12/15/2028 (a)	6,540	5,668
Series 2021-B, Class C, 3.21%, 2/15/2029 (a)	14,443	13,607
Series 2021-B, Class D, 6.12%, 2/15/2029 (a)	2,000	575
Series 2022-A, Class D, 4.54%, 6/15/2029 (a)	33,860	22,637
Series 2022-B, Class A, 4.77%, 10/15/2029 (a)	84	84
Series 2022-C, Class C, 8.68%, 2/15/2030 (a)	1,277	1,181
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	187

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
LendingPoint Asset Securitization Trust Series 2020-REV1, Class D, 10.00%, 10/15/2028 ‡ (a)	6,500	2,727
Lendmark Funding Trust
Series 2021-1A, Class D, 5.05%, 11/20/2031 (a)	4,500	4,096
Series 2021-2A, Class B, 2.37%, 4/20/2032 (a)	1,000	906
Series 2021-2A, Class C, 3.09%, 4/20/2032 (a)	1,100	980
Series 2024-1A, Class A, 5.53%, 6/21/2032 (a)	3,050	3,097
LFT CRE Ltd.
Series 2021-FL1, Class D, 7.90%, 6/15/2039 (a) (j)	22,600	21,655
Series 2021-FL1, Class E, 8.40%, 6/15/2039 (a) (j)	10,000	9,441
LL ABS Trust Series 2021-1A, Class C, 3.54%, 5/15/2029 (a)	5,120	5,018
LP LMS Asset Securitization Trust
8.35%, 10/15/2028 ‡	6,931	6,782
Series 2021-2A, Class C, 3.85%, 1/15/2029 (a)	8,895	8,686
Madison Park Funding Ltd. (Cayman Islands) Series 2018-28A, Class C, 7.41%, 7/15/2030 (a) (j)	1,000	999
Magnetite Ltd.
Series 2023-39A, Class B, 7.43%, 10/25/2033 (a) (j)	4,900	4,899
Series 2020-27A, Class ER, 11.54%, 10/20/2034 (a) (j)	7,000	6,997
Series 2019-22A, Class BRR, 6.88%, 7/15/2036 (a) (j)	8,820	8,815
Series 2019-22A, Class CRR, 7.13%, 7/15/2036 (a) (j)	5,369	5,363
Series 2016-17A, Class AR2, 6.78%, 4/20/2037 (a) (j)	6,500	6,518
Series 2016-17A, Class BR2, 7.23%, 4/20/2037 (a) (j)	6,164	6,185
Mariner Finance Issuance Trust
Series 2019-AA, Class D, 5.44%, 7/20/2032 (a)	1,580	1,577
Series 2023-AA, Class E, 11.12%, 10/22/2035 (a)	8,400	8,650
Series 2021-BA, Class E, 4.68%, 11/20/2036 (a)	5,030	4,445
Marlette Funding Trust
Series 2022-2A, Class D, 7.50%, 8/15/2032 (a)	3,823	3,822
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2022-3A, Class C, 6.89%, 11/15/2032 (a)	1,096	1,111
Series 2022-3A, Class D, 7.80%, 11/15/2032 (a)	2,550	2,566
Series 2023-1A, Class B, 6.50%, 4/15/2033 (a)	4,300	4,319
Series 2023-1A, Class C, 7.20%, 4/15/2033 (a)	1,150	1,175
Series 2023-3A, Class D, 8.04%, 9/15/2033 (a)	3,590	3,739
MNR ABS Issuer I LLC, 12.44%, 12/15/2038 ‡	8,598	8,802
Neuberger Berman CLO Ltd. (Cayman Islands) Series 2016-22A, Class BR2, 7.30%, 4/15/2038 (a) (j)	4,505	4,487
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2017-26A, Class C, 7.29%, 10/18/2030 (a) (j)	2,250	2,250
Series 2018-29A, Class B1R, 7.08%, 10/19/2031 (a) (j)	6,428	6,424
Series 2019-34A, Class BR, 7.03%, 1/20/2035 (a) (j)	11,435	11,437
Series 2022-50A, Class AR, 6.53%, 7/23/2036 (a) (j)	3,712	3,714
Series 2022-50A, Class BR, 6.93%, 7/23/2036 (a) (j)	9,200	9,195
Series 2022-50A, Class CR, 7.18%, 7/23/2036 (a) (j)	5,972	5,964
New Economy Assets Phase Sponsor LLC Series 2021-1, Class B1, 2.41%, 10/20/2061 (a)	2,550	2,269
New Residential Mortgage LLC Series 2020-FNT1, Class A, 5.44%, 6/25/2025 (a)	7,930	7,866
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	3,671	3,578
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	3,030	2,908
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	8,456	8,113
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (a)	13,266	12,674
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	5,675	5,363
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	2,243	2,193
OCP CLO Ltd. (Cayman Islands)
Series 2014-6A, Class A2R2, 6.79%, 10/17/2030 (a) (j)	11,339	11,362
SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2014-6A, Class BR2, 7.19%, 10/17/2030 (a) (j)	10,013	10,007
Octagon Investment Partners Ltd. (Cayman Islands)
Series 2019-1A, Class BR, 7.13%, 10/25/2032 (a) (j)	9,332	9,327
Series 2019-1A, Class CR, 7.73%, 10/25/2032 (a) (j)	11,200	11,196
OnDeck Asset Securitization Trust IV LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	4,680	4,699
OneMain Financial Issuance Trust Series 2018-2A, Class D, 4.29%, 3/14/2033 (a)	1,500	1,488
Oportun Issuance Trust
Series 2022-2, Class D, 11.34%, 10/9/2029	500	502
Series 2022-3, Class B, 8.53%, 1/8/2030 (a)	3,389	3,399
Series 2021-B, Class C, 3.65%, 5/8/2031 (a)	885	862
Series 2021-B, Class D, 5.41%, 5/8/2031 (a)	1,445	1,367
P2 Series 2021 A1, 3.00%, 12/20/2031 ‡ (a)	25,000	24,845
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (a)	26,470	25,163
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-4A, Class C, 8.16%, 10/15/2029 (a) (j)	8,877	8,891
Series 2021-4A, Class D, 10.56%, 10/15/2029 (a) (j)	12,000	11,965
Series 2022-3A, Class BR, 7.30%, 4/15/2031 (a) (j)	8,462	8,457
Series 2022-4A, Class A2, 7.58%, 7/24/2031 (a) (j)	5,300	5,301
Series 2024-3A, Class A2, 6.81%, 8/8/2032 (a) (j)	13,862	13,827
Series 2024-3A, Class B, 7.06%, 8/8/2032 (a) (j)	14,500	14,480
Series 2024-1A, Class A2, 0.00%, 10/15/2032 (a) (j) (k)	11,127	11,127
Series 2024-1A, Class B, 0.00%, 10/15/2032 (a) (j) (k)	7,000	7,000
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 9.60%, 5/25/2027 (a) (j)	2,000	2,029
Popular ABS Mortgage Pass-Through Trust Series 2005-3, Class M1, 5.60%, 7/25/2035 (i)	77	75
PRET LLC
Series 2021-NPL3, Class A2, 3.72%, 7/25/2051 (a) (i)	3,354	3,242
Series 2021-NPL6, Class A2, 5.07%, 7/25/2051 (a) (i)	5,000	4,866
Series 2024-NPL2, Class A1, 7.02%, 2/25/2054 (a) (i)	12,656	12,717
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-RN1, Class A1, 7.14%, 3/25/2054 (a) (i)	6,538	6,610
Series 2024-NPL3, Class A1, 7.52%, 4/27/2054 (a) (i)	19,555	19,784
Progress Residential Series 2021-SFR1, Class G, 3.86%, 4/17/2038 (a)	7,000	6,519
Progress Residential Trust
Series 2021-SFR11, Class F, 4.42%, 1/17/2039 (a)	8,000	7,295
Series 2022-SFR1, Class F, 4.88%, 2/17/2041 (a)	10,211	9,357
PRPM LLC
Series 2021-6, Class A1, 4.79%, 7/25/2026 (a) (i)	10,281	10,194
Series 2021-6, Class A2, 6.47%, 7/25/2026 (a) (i)	2,772	2,725
Series 2021-8, Class A2, 3.60%, 9/25/2026 (a) (j)	4,500	4,460
Series 2021-10, Class A2, 4.83%, 10/25/2026 (a) (i)	5,000	4,989
RAMP Trust Series 2002-RS2, Class AI5, 4.75%, 3/25/2032 (j)	34	34
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 8.00%, 12/27/2044 (a) (j)	3,307	3,300
Regional Management Issuance Trust
Series 2020-1, Class D, 6.77%, 10/15/2030 (a)	2,410	2,393
Series 2021-1, Class D, 5.07%, 3/17/2031 (a)	2,600	2,473
Renaissance Home Equity Loan Trust
Series 2003-4, Class M2F, 6.24%, 3/25/2034 (i)	106	72
Series 2005-2, Class M1, 5.55%, 8/25/2035 (i)	380	358
Renew (Cayman Islands) Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	56	55
Repo Buyer RRI Trust, 0.00%, 4/14/2055 ‡	4,991	4,355
Republic Finance Issuance Trust
Series 2021-A, Class D, 5.23%, 12/22/2031 (a)	930	886
Series 2024-A, Class A, 5.91%, 8/20/2032 (a)	9,326	9,450
River Rock SFR Frn, 9.25%, 10/15/2024 ‡ (a)	3,873	3,796
RR Ltd. (Cayman Islands)
Series 2020-12A, Class AAR3, 6.55%, 1/15/2036 (a) (j)	4,570	4,569
Series 2020-12A, Class A2R3, 6.90%, 1/15/2036 (a) (j)	7,469	7,450
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	189

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
RSFR Series 2020-1, Class PT, 7.21%, 2/17/2025 ‡ (a) (i)	18,605	18,162
Santander Drive Auto Receivables Trust
Series 2024-4, Class C, 4.95%, 4/15/2030	5,088	5,094
Series 2023-3, Class C, 5.77%, 11/15/2030	1,600	1,638
Series 2022-7, Class C, 6.69%, 3/17/2031	493	507
Series 2024-3, Class D, 5.97%, 10/15/2031	12,824	13,172
Series 2024-4, Class D, 5.32%, 12/15/2031	5,298	5,315
Santander Revolving Auto Loan Trust Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	8,085	8,026
SART Series 2018-1, 4.76%, 6/15/2025 ‡	14	14
SART CRR Series 4, Class B, 4.70%, 10/15/2024 ‡	829	827
SCF Equipment Leasing LLC
Series 2022-1A, Class E, 5.26%, 7/20/2032 (a)	2,354	2,281
Series 2022-1A, Class F, 6.00%, 7/20/2032 (a)	5,360	5,212
Series 2021-1A, Class E, 3.56%, 8/20/2032 (a)	3,300	3,224
Series 2021-1A, Class F, 5.52%, 8/20/2032 (a)	20,757	20,447
Sierra Timeshare Receivables Funding LLC
Series 2019-3A, Class D, 4.18%, 8/20/2036 (a)	690	688
Series 2020-2A, Class D, 6.59%, 7/20/2037 (a)	1,779	1,759
Series 2021-2A, Class D, 3.23%, 9/20/2038 (a)	883	831
Series 2022-3A, Class D, 10.52%, 7/20/2039 (a)	3,612	3,808
Series 2022-2A, Class D, 9.22%, 6/20/2040 (a)	2,084	2,128
SoFi Consumer Loan Program Trust Series 2023-1S, Class A, 5.81%, 5/15/2031 (a)	70	70
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A2, 4.38%, 10/16/2026 (a) (i)	7,500	7,190
Subway Funding LLC Series 2024-1A, Class A23, 6.51%, 7/30/2054 (a)	2,578	2,692
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class C, 7.30%, 4/16/2031 (a) (j)	1,000	1,000
Series 2015-16A, Class B1RR, 7.00%, 10/15/2031 (a) (j)	8,224	8,206
Theorem Funding Trust Series 2022-3A, Class A, 7.60%, 4/15/2029 (a)	1,419	1,431
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tricolor Auto Securitization Trust Series 2021-1A, Class F, 5.08%, 5/15/2028 (a)	453	452
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	3,294	3,227
Series 2016-1, Class B, 3.65%, 1/7/2026	2,536	2,466
Upstart Pass-Through Trust
Series 2021-ST4, Class CERT, 0.00%, 7/20/2027 ‡ (a)	1,875	196
Series 2021-ST6, Class CERT, 0.00%, 8/20/2027 ‡ (a)	2,900	517
Series 2021-ST6, Class A, 1.85%, 8/20/2027 (a)	444	438
Series 2021-PT1, Class A, 19.18%, 9/20/2027 ‡ (a) (j)	1,290	1,160
Series 2021-ST7, Class CERT, 0.00%, 9/20/2029 ‡ (a)	3,500	1,147
Series 2021-ST8, Class CERT, 0.00%, 10/20/2029 ‡ (a)	2,670	776
Series 2021-ST9, Class CERT, 0.00%, 11/20/2029 ‡ (a)	2,830	960
Series 2021-PT2, Class A, HB, 21.87%, 11/20/2029 ‡ (a) (j)	2,235	1,829
Series 2021-PT3, Class A, HB, 21.56%, 12/20/2029 ‡ (a) (j)	2,291	1,965
Series 2021-PT4, Class A, HB, 20.47%, 1/20/2030 ‡ (a) (j)	915	787
Series 2022-PT2, Class A, 17.91%, 2/20/2030 ‡ (a) (j)	2,499	2,499
Series 2022-PT1, Class A, HB, 21.40%, 2/20/2030 ‡ (a) (j)	2,689	2,689
Series 2022-PT3, Class A, HB, 20.28%, 4/20/2030 ‡ (a) (j)	2,171	2,183
Series 2022-PT4, Class A, 18.87%, 5/20/2030 ‡ (a) (j)	1,984	1,984
Upstart Securitization Trust
Series 2021-4, Class C, 3.19%, 9/20/2031 (a)	6,604	6,178
Series 2021-5, Class C, 4.15%, 11/20/2031 (a)	13,236	12,428
Series 2022-1, Class C, 5.71%, 3/20/2032 (a)	6,474	3,495
US Auto Funding
Series 2021-1A, Class C, 2.20%, 5/15/2026 (a)	4,544	4,266
Series 2021-1A, Class D, 4.36%, 3/15/2027 (a)	10,392	859
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 (a)	1,367	1,349
VCAT LLC Series 2021-NPL2, Class A2, 4.21%, 3/27/2051 (a) (i)	5,617	5,541
SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
vMobo, Inc.
7.46%, 7/18/2027 ‡	9,998	9,521
9.46%, 7/18/2027 ‡	20,000	19,034
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (a) (i)	5,407	5,405
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (a) (i)	2,017	2,036
Welk Resorts LLC
Series 2019-AA, Class C, 3.34%, 6/15/2038 (a)	888	851
Series 2019-AA, Class D, 4.03%, 6/15/2038 (a)	350	338
Westlake Automobile Receivables Trust
Series 2023-1A, Class B, 5.41%, 1/18/2028 (a)	375	376
Series 2023-1A, Class C, 5.74%, 8/15/2028 (a)	404	407
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	438	452
Series 2024-1A, Class C, 5.65%, 2/15/2029 (a)	2,688	2,714
Series 2023-3A, Class D, 6.47%, 3/15/2029 (a)	3,795	3,894
Series 2024-1A, Class D, 6.02%, 10/15/2029 (a)	2,304	2,343
Total Asset-Backed Securities (Cost $1,847,092)		1,764,814
Collateralized Mortgage Obligations — 10.6%
Adjustable Rate Mortgage Trust Series 2006-2, Class 1A4, 4.79%, 5/25/2036 (j)	867	752
Alternative Loan Trust
Series 2004-18CB, Class 5A1, 6.25%, 9/25/2034	17	17
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	12	12
Series 2005-23CB, Class A7, 5.25%, 7/25/2035	15	12
Series 2005-23CB, Class A16, 5.50%, 7/25/2035	43	35
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	266	235
Series 2005-J14, Class A3, 5.50%, 12/25/2035	212	132
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	463	229
Anchor Mortgage Trust
8.23%, 3/25/2031 ‡ (j)	5,000	5,121
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

10.14%, 3/25/2031 ‡ (j)	7,500	7,574
Angel Oak Mortgage Trust
Series 2019-5, Class M1, 3.30%, 10/25/2049 (a) (j)	8,000	7,546
Series 2019-5, Class B1, 3.96%, 10/25/2049 (a) (j)	2,470	2,280
Series 2019-6, Class B3, 5.94%, 11/25/2059 (a) (j)	1,250	1,123
Series 2020-1, Class B1, 3.76%, 12/25/2059 (a) (j)	1,550	1,365
Angel Oak Mortgage Trust I LLC
Series 2018-3, Class B1, 5.04%, 9/25/2048 (a) (j)	1,000	941
Series 2019-4, Class B2, 5.66%, 7/26/2049 (a) (j)	4,700	4,501
Arroyo Mortgage Trust
Series 2019-3, Class M1, 4.20%, 10/25/2048 (a) (j)	1,000	914
Series 2019-2, Class A3, 3.80%, 4/25/2049 (a) (j)	329	320
Banc of America Funding Trust Series 2007-5, Class 4A1, 5.76%, 7/25/2037 (j)	615	409
Bear Stearns ALT-A Trust Series 2004-7, Class 2A1, 6.39%, 8/25/2034 (j)	61	59
Bear Stearns Asset-Backed Securities Trust Series 2003-AC4, Class M1, 5.66%, 9/25/2033 (i)	69	60
CHL Mortgage Pass-Through Trust Series 2006-OA5, Class 2A1, 5.79%, 4/25/2046 (j)	718	605
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-8, Class 1A5, 5.50%, 11/25/2035	33	31
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 3CB2, 6.50%, 8/25/2019	6	6
Series 2003-1, Class 3A5, 5.25%, 9/25/2033	40	39
COLT Mortgage Loan Trust Series 2023-2, Class A1, 6.60%, 7/25/2068 (a) (i)	2,386	2,425
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1B1, 9.81%, 4/25/2031 (a) (j)	7,627	8,122
Series 2019-R04, Class 2B1, 10.71%, 6/25/2039 (a) (j)	9,929	10,530
Series 2019-R05, Class 1B1, 9.56%, 7/25/2039 (a) (j)	7,678	8,009
Series 2019-R06, Class 2B1, 9.21%, 9/25/2039 (a) (j)	26,710	27,671
Series 2019-R07, Class 1B1, 8.86%, 10/25/2039 (a) (j)	31,246	32,405
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	191

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2019-HRP1, Class B1, 14.71%, 11/25/2039 (a) (j)	17,955	20,037
Series 2020-R02, Class 2B1, 8.46%, 1/25/2040 (a) (j)	2,834	2,905
Series 2020-R01, Class 1B1, 8.71%, 1/25/2040 (a) (j)	10,860	11,252
Series 2021-R01, Class 1B1, 8.45%, 10/25/2041 (a) (j)	2,600	2,674
Series 2021-R03, Class 1B1, 8.10%, 12/25/2041 (a) (j)	6,000	6,118
Series 2023-R01, Class 1M1, 7.75%, 12/25/2042 (a) (j)	6,618	6,815
Series 2023-R02, Class 1M2, 8.70%, 1/25/2043 (a) (j)	11,850	12,486
Series 2023-R02, Class 1B1, 10.90%, 1/25/2043 (a) (j)	7,600	8,401
Series 2023-R04, Class 1M1, 7.65%, 5/25/2043 (a) (j)	6,470	6,607
Series 2023-R04, Class 1M2, 8.90%, 5/25/2043 (a) (j)	5,000	5,348
Series 2023-R06, Class 1M2, 8.05%, 7/25/2043 (a) (j)	2,960	3,084
Series 2023-R07, Class 2M2, 8.60%, 9/25/2043 (a) (j)	1,682	1,749
Series 2024-R02, Class 1M1, 6.45%, 2/25/2044 (a) (j)	3,678	3,681
Series 2024-R02, Class 1M2, 7.15%, 2/25/2044 (a) (j)	3,160	3,176
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-4, Class 2A5, 5.50%, 6/25/2035 (j)	164	110
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-1, Class 3A5, 6.16%, 12/25/2033 (i)	58	56
FARM Mortgage Trust Series 2021-1, Class B, 3.24%, 7/25/2051 (a) (j)	1,470	1,067
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-3, Class A, IO, 0.00%, 7/25/2056 (j)	17,859	12
Series 2021-2, Class BXS, 15.01%, 11/25/2060 (a) (j)	4,963	3,763
FHLMC STACR REMIC Trust
Series 2022-DNA3, Class M1B, 8.25%, 4/25/2042 (a) (j)	10,000	10,355
Series 2022-DNA4, Class M2, 10.60%, 5/25/2042 (a) (j)	3,100	3,367
Series 2022-DNA5, Class M2, 12.10%, 6/25/2042 (a) (j)	12,000	13,575
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2023-DNA1, Class M1A, 7.45%, 3/25/2043 (a) (j)	1,512	1,538
Series 2023-DNA2, Class M1A, 7.45%, 4/25/2043 (a) (j)	5,884	5,992
Series 2023-HQA2, Class M1B, 8.70%, 6/25/2043 (a) (j)	8,800	9,269
Series 2024-DNA1, Class M2, 7.30%, 2/25/2044 (a) (j)	8,500	8,553
Series 2020-DNA4, Class B1, 11.46%, 8/25/2050 (a) (j)	8,244	9,562
FHLMC STACR Trust
Series 2018-DNA2, Class B1, 9.16%, 12/25/2030 (a) (j)	1,000	1,060
Series 2018-DNA3, Class B1, 9.36%, 9/25/2048 (a) (j)	7,685	8,349
Series 2018-HQA2, Class B1, 9.71%, 10/25/2048 (a) (j)	3,935	4,250
Series 2019-DNA1, Class B2, 16.21%, 1/25/2049 (a) (j)	8,135	10,314
Series 2019-HQA2, Class B2, 16.71%, 4/25/2049 (a) (j)	3,500	4,342
Series 2019-DNA4, Class B2, 11.71%, 10/25/2049 (a) (j)	5,000	5,513
FHLMC STACR, Whole Loan
Series 2017-DNA2, Class B1, 10.61%, 10/25/2029 (j)	11,000	11,927
Series 2017-DNA3, Class B1, 9.91%, 3/25/2030 (j)	10,800	11,555
Series 2017-HQA3, Class B1, 9.91%, 4/25/2030 (j)	1,000	1,070
Series 2018-HQA1, Class B1, 9.81%, 9/25/2030 (j)	34,415	36,822
FHLMC, REMIC
Series 4102, Class BI, IO, 3.50%, 8/15/2027	822	29
Series 4149, IO, 3.00%, 1/15/2033	211	15
Series 4160, IO, 3.00%, 1/15/2033	641	46
Series 4212, Class MI, IO, 3.00%, 6/15/2033	901	85
Series 3145, Class GI, IF, IO, 1.13%, 4/15/2036 (j)	1,233	114
Series 4495, Class PI, IO, 4.00%, 9/15/2043	166	11
Series 4321, Class PI, IO, 4.50%, 1/15/2044	229	37
Series 4670, Class TI, IO, 4.50%, 1/15/2044	217	14
Series 4550, Class DI, IO, 4.00%, 3/15/2044	123	9
Series 4612, Class QI, IO, 3.50%, 5/15/2044	223	24
Series 4612, Class PI, IO, 3.50%, 6/15/2044	21	3
Series 4657, Class QI, IO, 4.00%, 9/15/2044	202	13
Series 4585, Class JI, IO, 4.00%, 5/15/2045	231	29
SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4628, Class PI, IO, 4.00%, 7/15/2045	154	17
Series 4681, Class SD, IF, IO, 0.68%, 5/15/2047 (j)	356	52
Series 4694, Class SA, IF, IO, 0.63%, 6/15/2047 (j)	617	80
Series 4689, Class SD, IF, IO, 0.68%, 6/15/2047 (j)	526	77
Series 4746, Class SC, IF, IO, 0.68%, 1/15/2048 (j)	6,211	958
Series 5164, Class J, 2.50%, 5/25/2049	9,962	8,779
Series 4910, Class PI, IO, 5.00%, 7/25/2049	1,707	376
Series 4919, Class SH, IF, IO, 0.54%, 9/25/2049 (j)	9,156	995
Series 5011, Class MI, IO, 3.00%, 9/25/2050	31,983	5,288
Series 5052, Class EI, IO, 3.00%, 12/25/2050	26,675	4,569
Series 5072, Class BI, IO, 3.00%, 2/25/2051	33,200	5,706
Series 5143, Class PI, IO, 2.50%, 5/25/2051	2,792	354
Series 5143, Class Z, 2.50%, 5/25/2051	1,569	914
Series 5148, Class PI, IO, 2.50%, 10/25/2051	8,026	932
Series 5148, Class PZ, 2.50%, 10/25/2051	6,336	3,957
Series 5151, Class KZ, 2.50%, 10/25/2051	4,443	2,812
Series 5154, Class QI, IO, 2.50%, 10/25/2051	11,020	1,191
Series 5154, Class ZQ, 2.50%, 10/25/2051	10,618	6,857
Series 5149, Class ZB, 3.00%, 10/25/2051	1,152	760
Series 5387, Class KB, 6.00%, 3/25/2054	9,907	10,629
FHLMC, STRIPS
Series 304, Class C32, IO, 3.00%, 12/15/2027	61	2
Series 342, Class S7, IF, IO, 0.64%, 2/15/2045 (j)	6,351	854
FNMA, Connecticut Avenue Securities
Series 2017-C02, Class 2B1, 10.96%, 9/25/2029 (j)	28,544	31,109
Series 2017-C03, Class 1B1, 10.31%, 10/25/2029 (j)	7,377	7,911
Series 2017-C05, Class 1B1, 9.06%, 1/25/2030 (j)	11,760	12,244
Series 2017-C06, Class 1B1, 9.61%, 2/25/2030 (j)	7,255	7,681
Series 2017-C06, Class 2B1, 9.91%, 2/25/2030 (j)	8,015	8,575
Series 2017-C07, Class 1B1, 9.46%, 5/25/2030 (j)	5,700	6,133
Series 2018-C01, Class 1B1, 9.01%, 7/25/2030 (j)	4,870	5,144
Series 2018-C03, Class 1B1, 9.21%, 10/25/2030 (j)	16,054	17,458
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-C04, Class 2B1, 9.96%, 12/25/2030 (j)	4,250	4,632
Series 2018-C05, Class 1B1, 9.71%, 1/25/2031 (j)	3,000	3,322
Series 2018-C06, Class 1B1, 9.21%, 3/25/2031 (j)	16,560	17,801
Series 2018-C06, Class 2B1, 9.56%, 3/25/2031 (j)	2,860	3,171
Series 2021-R02, Class 2M2, 7.35%, 11/25/2041 (a) (j)	14,400	14,481
Series 2021-R02, Class 2B1, 8.65%, 11/25/2041 (a) (j)	4,983	5,132
FNMA, REMIC
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	412	25
Series 2012-93, Class FS, IF, IO, 0.69%, 9/25/2032 (j)	1,605	150
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	1,321	118
Series 2003-76, Class SB, IF, IO, 1.59%, 8/25/2033 (j)	1,204	119
Series 2021-13, Class DI, IO, 3.50%, 1/25/2036	5,573	628
Series 2006-42, Class LI, IF, IO, 1.10%, 6/25/2036 (j)	1,020	110
Series 2011-79, Class SD, IF, IO, 0.44%, 8/25/2041 (j)	2,898	340
Series 2011-78, Class JS, IF, IO, 0.54%, 8/25/2041 (j)	1,399	128
Series 2012-133, Class HS, IF, IO, 0.69%, 12/25/2042 (j)	168	21
Series 2012-148, Class US, IF, 6.71%, 1/25/2043 (j)	1,016	852
Series 2016-6, Class KI, IO, 4.00%, 2/25/2044	253	33
Series 2016-43, Class MI, IO, 4.00%, 10/25/2045	261	44
Series 2016-56, Class ST, IF, IO, 0.54%, 8/25/2046 (j)	4,432	645
Series 2016-95, Class ES, IF, IO, 0.54%, 12/25/2046 (j)	1,400	208
Series 2016-90, Class IN, IO, 3.50%, 12/25/2046	274	51
Series 2017-6, Class SB, IF, IO, 0.59%, 2/25/2047 (j)	93	12
Series 2017-39, Class ST, IF, IO, 0.64%, 5/25/2047 (j)	1,114	170
Series 2017-90, Class SP, IF, IO, 0.69%, 11/25/2047 (j)	2,180	315
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	193

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2017-112, Class SC, IF, IO, 0.69%, 1/25/2048 (j)	2,830	359
Series 2021-86, Class T, 2.50%, 9/25/2048	16,694	14,940
Series 2019-32, Class PI, IO, 5.00%, 10/25/2048	782	153
Series 2019-47, Class QI, IO, 4.50%, 6/25/2049	1,399	287
Series 2019-37, Class CS, IF, IO, 0.59%, 7/25/2049 (j)	3,103	390
Series 2020-89, Class GI, IO, 3.00%, 12/25/2050	48,793	8,385
Series 2020-100, Class IA, IO, 3.00%, 1/25/2051	83,179	14,310
Series 2024-25, Class ZA, 6.00%, 9/25/2053	13,262	14,009
Series 2024-25, Class ZB, 5.50%, 3/25/2054	9,879	10,065
FNMA, STRIPS
Series 421, Class 7, IO, 3.50%, 5/25/2030	31	1
Series 421, Class C3, IO, 4.00%, 7/25/2030	157	8
G Mitt Frn Series 2023-EB, 9.38%, 7/15/2024 ‡ (a)	12,290	12,290
GCAT Trust
Series 2020-NQM1, Class M1, 2.93%, 1/25/2060 (a) (j)	10,871	9,810
Series 2020-NQM1, Class B1, 3.64%, 1/25/2060 (a) (j)	3,000	2,511
GMACM Mortgage Loan Trust Series 2004-J2, Class A8, 5.75%, 6/25/2034	25	24
GNMA
Series 2013-182, Class MS, IF, IO, 0.69%, 12/20/2043 (j)	7,260	910
Series 2016-108, Class SN, IF, IO, 0.63%, 8/20/2046 (j)	10,179	1,421
Series 2016-108, Class SM, IF, IO, 0.65%, 8/20/2046 (j)	2,419	340
Series 2016-147, Class AS, IF, IO, 0.65%, 10/20/2046 (j)	4,384	629
Series 2017-36, Class SL, IF, IO, 0.75%, 3/16/2047 (j)	5,838	877
Series 2019-132, Class KI, IO, 3.50%, 3/20/2047	268	6
Series 2019-33, Class PI, IO, 4.00%, 11/20/2048	73	16
Series 2019-65, Class ST, IF, IO, 0.60%, 5/20/2049 (j)	8,525	851
Series 2019-86, Class ST, IF, IO, 0.65%, 7/20/2049 (j)	4,418	417
Series 2019-120, Class DS, IF, IO, 0.60%, 9/20/2049 (j)	7,784	1,008
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-132, Class SK, IF, IO, 0.60%, 10/20/2049 (j)	6,537	727
Series 2020-86, Class TS, IF, IO, 0.15%, 6/20/2050 (j)	10,094	1,355
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	151,388	20,827
Series 2021-23, Class IA, IO, 2.50%, 2/20/2051	74,915	10,269
Series 2021-81, Class IC, IO, 3.00%, 5/20/2051	18,629	2,935
Series 2021-91, Class CI, IO, 3.00%, 5/20/2051	16,036	2,540
Series 2021-117, Class NI, IO, 3.00%, 7/20/2051	52,428	8,299
Series 2021-142, Class XI, IO, 3.00%, 8/20/2051	61,747	9,824
Series 2021-162, Class NZ, 2.50%, 9/20/2051	4,806	3,221
Series 2021-162, Class Z, 2.50%, 9/20/2051	4,930	3,322
Series 2021-165, Class ZJ, 2.50%, 9/20/2051	4,921	3,125
Series 2021-188, Class IJ, IO, 3.00%, 10/20/2051	19,652	3,124
Series 2023-102, Class BG, 5.50%, 7/20/2053	2,519	2,580
Series 2024-27, Class GB, 5.00%, 2/20/2054	2,000	1,963
Series 2015-H13, Class GI, IO, 1.55%, 4/20/2065 (j)	496	12
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	68	67
Grene Series 2023-Senior, 5.50%, 1/17/2061 ‡	2,356	2,362
Grene Energy Senio, 11.00%, 1/25/2026 ‡	204	173
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a) (j)	156	19
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1, 5.15%, 9/25/2035 (j)	80	76
HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 5.82%, 1/25/2047 (j)	5,911	5,393
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 10.85%, 10/25/2034 (a) (j)	12,500	13,259
Homeward Opportunities Fund Trust Series 2024-RTL1, Class A1, 7.12%, 7/25/2029 (a) (i)	23,720	24,000
Impac CMB Trust Series 2005-1, Class 1A2, 6.01%, 4/25/2035 (j)	114	108
IndyMac INDX Mortgage Loan Trust Series 2007-AR21, Class 6A1, 3.89%, 9/25/2037 (j)	11,671	7,441
JPMorgan Alternative Loan Trust Series 2006-S3, Class A4, 6.81%, 8/25/2036 (i)	1,037	996
JPMorgan Mortgage Trust Series 2006-S1, Class 1A1, 6.00%, 4/25/2036	28	29
SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Lehman Mortgage Trust Series 2007-7, Class 5A7, 6.50%, 8/25/2037	11,066	5,363
LHOME Mortgage Trust
Series 2023-RTL1, Class A1, 7.87%, 1/25/2028 (a) (i)	23,380	23,534
Series 2023-RTL2, Class A1, 8.00%, 6/25/2028 (a) (i)	2,750	2,794
Series 2023-RTL3, Class A1, 8.00%, 8/25/2028 (a) (i)	10,000	10,186
Series 2024-RTL1, Class A1, 7.02%, 1/25/2029 (a) (i)	2,925	2,966
Series 2024-RTL2, Class A1, 7.13%, 3/25/2029 (a) (i)	3,825	3,888
Series 2024-RTL3, Class A1, 6.90%, 5/25/2029 (a) (i)	13,810	14,033
Series 2024-RTL4, Class A1, 5.92%, 7/25/2039 (a) (i)	4,329	4,347
Series 2024-RTL4, Class A2, 6.09%, 7/25/2039 ‡ (a) (i)	2,673	2,700
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.86%, 8/25/2033 (j)	26	15
MASTR Asset Securitization Trust Series 2003-11, Class 7A2, 5.25%, 12/25/2033	21	21
Merrill Lynch Mortgage Investors Trust Series 2003-A5, Class 2A6, 7.01%, 8/25/2033 (j)	28	27
MFA Trust
Series 2022-RTL1, Class A1, 5.07%, 4/26/2027 (a) (i)	7,199	7,242
Series 2023-RTL1, Class A1, 7.58%, 8/25/2027 (a) (i)	3,030	3,027
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1IB, IO, 1.00%, 12/25/2057 (a) (j)	7,304	240
Series 2018-3A, Class A1IC, IO, 1.50%, 5/25/2058 (a) (j)	17,551	782
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 (a) (j)	3,042	2,636
OBX Trust
Series 2023-NQM7, Class A1, 6.84%, 4/25/2063 (a) (i)	5,702	5,795
Series 2023-NQM6, Class A1, 6.52%, 7/25/2063 (a) (i)	3,134	3,171
Onah Energy, 0.00%, 8/10/2039 ‡	17,500	17,500
PHH GMSR Frn, 9.00%, 5/5/2025 ‡ (a)	15,000	14,944
PRPM LLC
Series 2020-4, Class A2, 8.19%, 10/25/2025 (a) (i)	7,525	7,531
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-6, Class A1, 5.36%, 11/25/2025 (a) (i)	1,737	1,737
Series 2024-1, Class A1, 6.96%, 2/25/2029 (a) (i)	6,185	6,189
Series 2024-2, Class A1, 7.03%, 3/25/2029 (a) (i)	6,242	6,263
RAAC Trust Series 2005-SP1, Class 4A1, 7.00%, 9/25/2034	24	24
Radnor RE Ltd. (Bermuda) Series 2022-1, Class M1B, 12.10%, 9/25/2032 (a) (j)	9,000	9,595
STACR Trust Series 2018-HRP2, Class B1, 9.66%, 2/25/2047 (a) (j)	2,825	3,093
Starwood Mortgage Residential Trust Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (a)	1,150	939
Structured Adjustable Rate Mortgage Loan Trust Series 2007-9, Class 1A1, 7.01%, 10/25/2037 (j)	1,626	1,485
Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 1A1, 6.24%, 5/25/2047 (j)	12,527	9,909
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (a) (i)	1,516	1,461
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	30,000	24,898
Verus Securitization Trust
Series 2019-INV3, Class B1, 3.73%, 11/25/2059 (a) (j)	7,606	6,973
Series 2019-4, Class B1, 3.86%, 11/25/2059 (a) (j)	2,200	2,076
Series 2020-1, Class M1, 3.02%, 1/25/2060 (a) (j)	1,990	1,836
Series 2020-2, Class A1, 3.23%, 5/25/2060 (a) (j)	9	9
Series 2022-4, Class A1, 4.47%, 4/25/2067 (a) (i)	800	797
Series 2023-1, Class A1, 5.85%, 12/25/2067 (a) (i)	1,047	1,047
Series 2023-2, Class A1, 6.19%, 3/25/2068 (a) (i)	6,812	6,836
Series 2023-4, Class A1, 5.81%, 5/25/2068 (a) (i)	6,218	6,221
Visio Trust Series 2019-2, Class B1, 3.91%, 11/25/2054 (a) (j)	820	653
VM Master Issuer LLC Series 2022-1, Class B, 7.88%, 5/24/2025 ‡ (a) (i)	11,387	11,305
WaMu Mortgage Pass-Through Certificates Series 2003-S4, Class 2A2, 5.50%, 6/25/2033	47	46
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	195

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 6.31%, 8/25/2033 (j)	67	64
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	41	40
Series 2005-AR7, Class A3, 6.27%, 8/25/2035 (j)	45	46
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-AR8, Class 2A, 6.01%, 10/25/2046 (j)	1,990	1,683
Total Collateralized Mortgage Obligations (Cost $1,043,390)		1,045,615
Foreign Government Securities — 3.8%
Arab Republic of Egypt
7.60%, 3/1/2029 (h)	4,200	3,951
7.63%, 5/29/2032 (h)	1,600	1,370
7.30%, 9/30/2033 (h)	1,100	902
8.50%, 1/31/2047 (h)	2,300	1,779
8.88%, 5/29/2050 (h)	1,700	1,351
Banque Centrale de Tunisie 5.75%, 1/30/2025 (h)	1,465	1,412
Benin Government Bond 7.96%, 2/13/2038 (a)	4,660	4,460
Commonwealth of the Bahamas 6.00%, 11/21/2028 (h)	1,100	1,016
Dominican Republic Government Bond
7.05%, 2/3/2031 (a)	1,230	1,317
6.00%, 2/22/2033 (a)	753	761
6.00%, 2/22/2033 (h)	8,400	8,487
6.40%, 6/5/2049 (h)	1,600	1,603
5.88%, 1/30/2060 (a)	11,450	10,511
5.88%, 1/30/2060 (h)	13,200	12,118
Federal Republic of Nigeria
6.50%, 11/28/2027 (h)	5,400	5,029
6.13%, 9/28/2028 (a)	6,347	5,712
7.14%, 2/23/2030 (h)	19,000	17,189
7.38%, 9/28/2033 (a)	3,405	2,847
7.70%, 2/23/2038 (h)	4,700	3,766
8.25%, 9/28/2051 (a)	3,263	2,574
Federative Republic of Brazil 7.13%, 5/13/2054	2,605	2,668
Gabonese Republic
6.95%, 6/16/2025 (h)	1,500	1,401
7.00%, 11/24/2031 (a)	1,143	872
Hashemite Kingdom of Jordan
5.85%, 7/7/2030 (h)	4,600	4,341
7.38%, 10/10/2047 (h)	7,600	6,897
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Islamic Republic of Pakistan
8.25%, 9/30/2025 (h)	3,100	3,003
6.00%, 4/8/2026 (a)	15,085	13,840
7.38%, 4/8/2031 (a)	5,013	3,992
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	2,870	3,128
Kingdom of Bahrain
6.75%, 9/20/2029 (h)	1,700	1,759
5.45%, 9/16/2032 (a)	8,389	7,967
Kingdom of Morocco 6.50%, 9/8/2033 (h)	900	961
Republic of Angola
8.25%, 5/9/2028 (h)	1,900	1,816
8.00%, 11/26/2029 (a)	3,620	3,324
8.00%, 11/26/2029 (h)	11,400	10,467
8.75%, 4/14/2032 (a)	5,266	4,782
8.75%, 4/14/2032 (h)	800	726
9.13%, 11/26/2049 (h)	5,700	4,797
Republic of Armenia 3.60%, 2/2/2031 (a)	1,960	1,648
Republic of Colombia
8.00%, 4/20/2033	2,010	2,142
7.50%, 2/2/2034	860	887
8.75%, 11/14/2053	4,568	4,970
Republic of Costa Rica
6.13%, 2/19/2031 (h)	4,200	4,331
6.55%, 4/3/2034 (a)	3,300	3,476
5.63%, 4/30/2043 (h)	1,200	1,110
7.00%, 4/4/2044 (h)	1,000	1,052
7.30%, 11/13/2054 (a)	4,403	4,768
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (h)	16,537	16,422
6.13%, 6/15/2033 (h)	15,000	13,711
8.25%, 1/30/2037 (a)	1,488	1,482
Republic of Ecuador 5.00%, 7/31/2040 (h) (i)	4,800	2,426
Republic of El Salvador
6.38%, 1/18/2027 (h)	296	277
8.63%, 2/28/2029 (h)	4,669	4,372
0.25%, 4/17/2030 (a)	9,300	237
9.25%, 4/17/2030 (a)	9,300	8,812
7.63%, 2/1/2041 (h)	2,900	2,139
7.12%, 1/20/2050 (h)	6,900	4,780
Republic of Ghana
6.38%, 2/11/2027 (b) (h)	7,700	3,978
7.88%, 2/11/2035 (a) (b)	3,720	1,955
8.75%, 3/11/2061 (b) (h)	1,300	685
SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Republic of Guatemala
6.60%, 6/13/2036 (a)	1,420	1,481
4.65%, 10/7/2041 (a)	1,400	1,152
Republic of Honduras 6.25%, 1/19/2027 (h)	3,000	2,905
Republic of Iraq 5.80%, 1/15/2028 (h)	6,738	6,390
Republic of Kenya
9.75%, 2/16/2031 (a)	2,066	2,001
8.00%, 5/22/2032 (h)	3,500	3,110
8.25%, 2/28/2048 (h)	2,600	2,056
Republic of Montenegro 7.25%, 3/12/2031 (a)	4,923	5,085
Republic of Namibia 5.25%, 10/29/2025 (h)	4,900	4,836
Republic of Paraguay, 6.10%, 8/11/2044 (h)	12,075	12,188
Republic of Rwanda 5.50%, 8/9/2031 (a)	8,000	6,427
Republic of Senegal
6.25%, 5/23/2033 (h)	11,000	9,546
6.75%, 3/13/2048 (h)	13,100	9,743
Republic of Serbia 6.50%, 9/26/2033 (a)	2,800	2,921
Republic of South Africa
5.00%, 10/12/2046	5,100	3,834
5.75%, 9/30/2049	7,406	5,962
Republic of Turkiye (The)
9.38%, 3/14/2029	4,000	4,465
9.38%, 1/19/2033	1,741	1,996
7.63%, 5/15/2034	6,763	7,034
Republic of Uzbekistan International Bond 7.85%, 10/12/2028 (a)	1,494	1,567
Republic of Zambia 5.75%, 6/30/2033 (a) (i)	1,861	1,627
Romania Government Bond 6.38%, 1/30/2034 (a)	1,574	1,618
State of Mongolia 4.45%, 7/7/2031 (a)	5,600	4,879
Sultanate of Oman Government Bond
7.38%, 10/28/2032 (a)	6,291	7,156
6.50%, 3/8/2047 (h)	600	634
6.75%, 1/17/2048 (h)	6,300	6,833
Suriname Government International Bond 7.95%, 7/15/2033 (c) (h)	3,045	2,930
Turkiye Ihracat Kredi Bankasi A/S 9.38%, 1/31/2026 (a)	2,803	2,933
Total Foreign Government Securities (Cost $408,829)		373,865
Loan Assignments — 0.6% (g) (l)
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 8.00%, 1/31/2031	2,734	2,739
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Beverages — 0.0% ^
Triton Water Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.85%, 3/31/2028	1,940	1,939
Building Products — 0.0% ^
Emerald Debt Merger Sub LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.56%, 8/4/2031	2,421	2,419
Chemicals — 0.1%
Venator Materials Corp., 1st Lien PIK Term Loan (3-MONTH SOFR + 10.00%), 15.43%, 10/12/2028	2,145	2,108
Venator Materials Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 7.33%, 1/16/2026	744	744
Venator Materials Corp., Delayed Draw PIK Term Loan (3-MONTH CME TERM SOFR + 8.00%), 9.00%, 1/16/2026	289	289
W. R. Grace, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.50%, 9/22/2028 (m)	1,218	1,220
		4,361
Consumer Staples Distribution & Retail — 0.1%
Moran Foods LLC, 1st Lien Super Senior Delayed Term Loan (3-MONTH SOFR + 11.50%), 16.71%, 6/30/2026 ‡	3,031	3,032
Moran Foods LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 10.68% (PIK) + 2.00% (Cash)), 12.68%, 6/30/2026 ‡ (c)	68	35
(3-MONTH CME TERM SOFR + 10.68% (PIK) + 2.00% (Cash)), 12.68%, 6/30/2026 ‡ (c)	2,675	2,167
		5,234
Electronic Equipment, Instruments & Components — 0.0% ^
Ingram Micro, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 8.60%, 7/3/2028	1,631	1,636
Financial Services — 0.0% ^
OL SP LLC, 1st Lien Term Loan C (1-MONTH SOFR + 4.25%), 4.25%, 5/15/2025	160	160
Ground Transportation — 0.1%
First Student Bidco, Inc., Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.43%, 7/21/2028	3,969	3,976
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	197

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Health Care Equipment & Supplies — 0.0% ^
Avantor Funding, Inc., 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 2.00%), 7.35%, 11/8/2027	549	551
Medline Borrower LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.85%, 10/23/2028	2,758	2,764
		3,315
Health Care Providers & Services — 0.0% ^
Parexel International Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.25%, 11/15/2028	3,486	3,497
IT Services — 0.0% ^
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 3.50%), 8.80%, 2/3/2031	3,460	3,463
Leisure Products — 0.1%
FGI Operating Co. LLC, 1st Lien Term Loan (3-MONTH SOFR + 11.00%), 0.00%, 12/31/2025 ‡ (b)	42	3
Hercules Achievement, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 4.00%, 7/26/2031 (m)	5,838	5,811
		5,814
Media — 0.1%
CSC Holdings LLC, Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 9.84%, 1/18/2028	3,467	3,303
DirectV Financing LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 5.00%), 10.36%, 8/2/2027	1,076	1,081
		4,384
Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 10.29%, 4/20/2028 (m)	1,632	1,688
Pharmaceuticals — 0.1%
Elanco Animal Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 7.19%, 8/13/2031	1,465	1,463
MI OpCo Holdings, Inc., Delayed Draw Term Loan B (1-MONTH CME TERM SOFR + 7.25%), 12.60%, 3/31/2028	2,876	2,718
		4,181
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Software — 0.0% ^
Rocket Software, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.75%), 10.00%, 11/28/2028	3,526	3,523
Specialty Retail — 0.0% ^
Claire's Stores, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50%), 11.85%, 12/18/2026 (n)	12	10
Petco Health & Wellness Co., Inc., Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.85%, 3/3/2028	3,315	3,058
		3,068
Total Loan Assignments (Cost $52,799)		55,397
	SHARES (000)
Common Stocks — 0.3%
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	7,198	72
Chemicals — 0.0% ^
Venator Materials plc ‡ *	7	4,504
Diversified Telecommunication Services — 0.0% ^
Frontier Communications Parent, Inc. *	5	136
Windstream Holdings, Inc. ‡ *	—	8
		144
Financial Services — 0.1%
Mallinckrodt plc (Luxembourg) ‡ *	65	4,780
Health Care Providers & Services — 0.0% ^
Envision Healthcare Corp. ‡ *	1	11
Media — 0.0% ^
Clear Channel Outdoor Holdings, Inc. *	6	8
iHeartMedia, Inc., Class A *	2	4
		12
Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp.	41	3,041
Gulfport Energy Corp. *	31	4,449
		7,490
Pharmaceuticals — 0.0% ^
Endo, Inc. *	143	3,866
SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ *	—	—
NMG, Inc. ‡ *	—	1
		1
Wireless Telecommunication Services — 0.1%
Intelsat SA (Luxembourg) ‡ *	147	5,528
Total Common Stocks (Cost $16,097)		26,408
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	14	10
Electric Utilities — 0.0% ^
SCE Trust VI 5.00%, 10/7/2024 ($25 par value) (o)	199	4,016
Total Preferred Stocks (Cost $4,678)		4,026
	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.0% ^
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. 10.00% (Cash), 10/7/2024 ‡ * (c) (e) (f) (Cost $258)	—	2,818
Municipal Bonds — 0.0% (p) ^
California — 0.0% ^
Los Angeles Community College District, Election of 2008 Series 2010E, GO, 6.75%, 8/1/2049	100	119
Orange County Water District Series 2017B, Rev., 4.06%, 8/15/2041	290	262
Regents of the University of California, Medical Center Pooled Series 2009F, Rev., 6.58%, 5/15/2049	255	289
University of California, Taxable Limited Project Series 2015J, Rev., 4.13%, 5/15/2045	100	93
Total California		763
Colorado — 0.0% ^
Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	175	166
Indiana — 0.0% ^
Indianapolis Local Public Improvement Bond Bank, Marion County Health and Hospital Series 2010B-2, Rev., 6.12%, 1/15/2040	240	259
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — 0.0% ^
North Texas Tollway Authority, First Tier Series 2009B, Rev., 6.72%, 1/1/2049	131	155
Total Municipal Bonds (Cost $1,498)		1,343
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ * (Cost $—)	—	3
	SHARES (000)
Short-Term Investments — 2.4%
Investment Companies — 2.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.25% (q) (r) (Cost $232,554)	232,492	232,609
Total Investments — 117.2% (Cost $12,038,812)		11,590,564
Liabilities in Excess of Other Assets — (17.2)%		(1,699,836)
NET ASSETS — 100.0%		9,890,728

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	199

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal.
The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
OYJ	Public Limited Company
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Defaulted security.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2024 is $39,125 or 0.40% of the Fund’s
net assets as of August 31, 2024.

(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2024.

(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
(h)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(i)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2024.

(j)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of August 31, 2024. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	Fund is subject to legal or contractual restrictions on the resale of the security.
(o)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of August 31, 2024.
(p)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(q)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(r)	The rate shown is the current yield as of August 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. Morgan Income Funds	August 31, 2024

TBA Short Commitments

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($000)	VALUE ($000)
FNMA / FHLMC UMBS, Single Family, 30 Year TBA, 4.00%, 9/25/2054(a)	(301,200)	(285,891)
GNMA II, Single Family, 30 Year
TBA, 4.00%, 9/15/2054(a)	(454,300)	(434,404)
TBA, 4.50%, 9/15/2054(a)	(89,000)	(87,210)
(Proceeds received of $804,477)		(807,505)

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
Futures contracts outstanding as of August 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Ultra Note	3,826	12/19/2024	USD	448,599	(5,776)
U.S. Treasury Long Bond	22	12/19/2024	USD	2,700	(44)
U.S. Treasury Ultra Bond	53	12/19/2024	USD	6,955	(117)
U.S. Treasury 2 Year Note	8,431	12/31/2024	USD	1,749,762	252
U.S. Treasury 5 Year Note	12,792	12/31/2024	USD	1,398,924	(2,131)
					(7,816)
Short Contracts
U.S. Treasury 10 Year Note	(3,993)	12/19/2024	USD	(453,081)	1,957
U.S. Treasury 10 Year Ultra Note	(5,618)	12/19/2024	USD	(658,710)	4,382
U.S. Treasury Long Bond	(2,896)	12/19/2024	USD	(355,393)	4,849
U.S. Treasury Ultra Bond	(1,032)	12/19/2024	USD	(135,418)	2,150
U.S. Treasury 5 Year Note	(339)	12/31/2024	USD	(37,073)	34
					13,372
					5,556

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	201

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of August 31, 2024 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	12/20/2027	0.38	USD39,851	261	(1,115)	(854)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.41	USD31,878	249	(975)	(726)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.41	USD31,878	106	(832)	(726)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.41	USD15,942	32	(395)	(363)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.41	USD7,971	27	(208)	(181)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.41	USD15,935	64	(427)	(363)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.41	USD7,721	77	(253)	(176)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.41	USD44,000	279	(1,281)	(1,002)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.41	USD4,770	38	(147)	(109)
							1,133	(5,633)	(4,500)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. Morgan Income Funds	August 31, 2024

Over-the-Counter ("OTC") Credit default swap contracts outstanding — sell protection (**) as of August 31, 2024 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMBX.NA.BBB-.11	3.00	Monthly	Citigroup Global Markets, Inc.	11/18/2054	7.42	USD5,000	(253)	(325)	(578)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	7.42	USD12,500	(603)	(842)	(1,445)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	7.42	USD10,000	(429)	(727)	(1,156)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	7.42	USD20,000	(725)	(1,585)	(2,310)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	7.42	USD15,000	(482)	(1,251)	(1,733)
CMBX.NA.BBB-.12	3.00	Monthly	Citigroup Global Markets, Inc.	08/17/2061	9.17	USD7,500	(603)	(838)	(1,441)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	9.17	USD5,000	(226)	(734)	(960)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	9.17	USD2,500	(113)	(367)	(480)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	9.17	USD12,500	(341)	(2,060)	(2,401)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	9.17	USD12,500	(127)	(2,274)	(2,401)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	9.17	USD5,500	(60)	(996)	(1,056)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	9.17	USD8,017	(87)	(1,453)	(1,540)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	9.17	USD12,500	(54)	(2,347)	(2,401)
CMBX.NA.BBB-.9	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/2058	19.40	USD2,500	(266)	(127)	(393)
CMBX.NA.BBB-.9	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/2058	19.40	USD10,000	(886)	(688)	(1,574)
CMBX.NA.BBB-.9	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/2058	19.40	USD8,000	(597)	(662)	(1,259)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	19.40	USD12,500	(1,746)	(221)	(1,967)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	19.40	USD7,500	(797)	(383)	(1,180)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	19.40	USD7,500	(801)	(379)	(1,180)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	19.40	USD5,000	(462)	(325)	(787)
							(9,658)	(18,584)	(28,242)

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.

(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CMBX	Commercial Mortgage-Backed Securities Index
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	203

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2024 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.42-V1	5.00	Quarterly	6/20/2029	3.22	USD 377,000	(25,063)	(5,672)	(30,735)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Summary of total OTC swap contracts outstanding as of August 31, 2024 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding - buy protection	1,133	(4,500)
OTC Credit default swap contracts outstanding - sell protection	(9,658)	(28,242)
Total OTC swap contracts outstanding	(8,525)	(32,742)
SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. Morgan Income Funds	August 31, 2024

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — 61.5%
FHLMC
Pool # 781087, ARM, 6.36%, 12/1/2033 (a)	26	27
Pool # 1B1665, ARM, 6.78%, 4/1/2034 (a)	10	11
Pool # 782979, ARM, 6.37%, 1/1/2035 (a)	31	32
Pool # 1B2844, ARM, 6.27%, 3/1/2035 (a)	16	16
Pool # 1Q0007, ARM, 7.89%, 12/1/2035 (a)	7	7
Pool # 972200, ARM, 6.23%, 3/1/2036 (a)	14	14
Pool # 1J1380, ARM, 7.68%, 3/1/2036 (a)	5	5
Pool # 1H2618, ARM, 7.15%, 5/1/2036 (a)	27	28
Pool # 1G2557, ARM, 7.43%, 6/1/2036 (a)	38	40
Pool # 1A1085, ARM, 7.43%, 8/1/2036 (a)	23	23
Pool # 1Q0105, ARM, 7.09%, 9/1/2036 (a)	10	10
Pool # 1J1348, ARM, 6.45%, 10/1/2036 (a)	56	57
Pool # 1N0249, ARM, 7.32%, 10/1/2036 (a)	5	5
Pool # 1A1096, ARM, 7.41%, 10/1/2036 (a)	71	73
Pool # 1J1378, ARM, 5.89%, 11/1/2036 (a)	31	32
Pool # 1Q0737, ARM, 5.95%, 11/1/2036 (a)	20	20
Pool # 1G2671, ARM, 5.97%, 11/1/2036 (a)	40	40
Pool # 782760, ARM, 6.74%, 11/1/2036 (a)	36	38
Pool # 1G1386, ARM, 6.17%, 12/1/2036 (a)	12	12
Pool # 1J1516, ARM, 6.07%, 2/1/2037 (a)	17	18
Pool # 1G1555, ARM, 6.72%, 2/1/2037 (a)	5	5
Pool # 1Q0739, ARM, 7.49%, 3/1/2037 (a)	32	33
Pool # 1Q0697, ARM, 7.19%, 5/1/2037 (a)	34	34
Pool # 1G2229, ARM, 6.04%, 9/1/2037 (a)	10	10
Pool # 1Q0722, ARM, 6.58%, 4/1/2038 (a)	17	17
Pool # 1Q0789, ARM, 7.04%, 5/1/2038 (a)	3	3
FHLMC Gold Pools, 20 Year
Pool # C91042, 5.50%, 5/1/2027	80	81
Pool # C91158, 6.50%, 1/1/2028	38	38
Pool # C91180, 5.50%, 3/1/2028	37	38
Pool # D98938, 4.00%, 2/1/2032	291	286
FHLMC Gold Pools, 30 Year
Pool # C18115, 6.00%, 11/1/2028	1	1
Pool # C00701, 6.50%, 1/1/2029	9	10
Pool # G03029, 6.00%, 10/1/2029	15	15
Pool # C68485, 7.00%, 7/1/2032	11	12
Pool # G01448, 7.00%, 8/1/2032	18	19
Pool # C75791, 5.50%, 1/1/2033	33	33
Pool # C01735, 4.00%, 10/1/2033	38	37
Pool # A13625, 5.50%, 10/1/2033	100	103
Pool # A16843, 6.00%, 12/1/2033	27	28
Pool # A28796, 6.50%, 11/1/2034	43	45
Pool # A46417, 7.00%, 4/1/2035	133	138
Pool # A46987, 5.50%, 7/1/2035	229	237
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # A80290, 5.00%, 11/1/2035	304	310
Pool # G05713, 6.50%, 12/1/2035	230	239
Pool # A54679, 6.50%, 6/1/2036	11	11
Pool # C02637, 7.00%, 10/1/2036	79	82
Pool # C02660, 6.50%, 11/1/2036	34	36
Pool # G04077, 6.50%, 3/1/2038	71	75
Pool # G05190, 7.50%, 9/1/2038	13	13
Pool # C03466, 5.50%, 3/1/2040	58	60
Pool # A93511, 5.00%, 8/1/2040	494	507
Pool # G06493, 4.50%, 5/1/2041	794	796
Pool # G60039, 3.00%, 4/1/2043	3,281	3,011
Pool # G60105, 5.00%, 6/1/2044	1,105	1,132
Pool # Q37784, 3.50%, 12/1/2045	1,122	1,051
Pool # Q39412, 3.50%, 3/1/2046	452	423
Pool # Q40797, 3.50%, 5/1/2046	1,287	1,204
Pool # Q40922, 3.50%, 6/1/2046	438	410
Pool # Q42079, 3.50%, 7/1/2046	730	683
Pool # V84637, 4.00%, 9/1/2048	366	351
Pool # Q61709, 4.50%, 2/1/2049	667	661
Pool # Q62088, 4.50%, 2/1/2049	560	560
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	1	1
Pool # B90491, 7.50%, 1/1/2032	44	45
Pool # WA1626, 3.45%, 8/1/2032	8,325	7,854
Pool # WN1179, 3.85%, 9/1/2032	4,000	3,853
Pool # U80047, 4.00%, 9/1/2032	134	131
Pool # U80068, 3.50%, 10/1/2032	269	262
Pool # U80125, 3.50%, 1/1/2033	806	781
Pool # U80173, 3.50%, 1/1/2033	572	557
Pool # U80265, 3.50%, 4/1/2033	765	743
Pool # WN3233, 3.19%, 7/1/2033	5,000	4,622
Pool # L10224, 6.00%, 12/1/2034	94	96
Pool # H00158, 6.00%, 4/1/2036	46	45
Pool # L10291, 6.50%, 11/1/2036	129	133
Pool # P51353, 6.50%, 11/1/2036	68	70
Pool # P50595, 6.50%, 12/1/2036	212	221
Pool # P51361, 6.50%, 12/1/2036	52	54
Pool # G20028, 7.50%, 12/1/2036	48	49
Pool # G80365, 6.50%, 10/17/2038	93	95
Pool # U90690, 3.50%, 6/1/2042	2,171	2,043
Pool # U90975, 4.00%, 6/1/2042	1,367	1,328
Pool # T65101, 4.00%, 10/1/2042	202	192
Pool # U90378, 4.00%, 11/1/2042	2,027	1,970
Pool # U90542, 4.00%, 12/1/2042	666	656
Pool # U91449, 4.00%, 5/1/2043	1,774	1,724
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	205

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # U99051, 3.50%, 6/1/2043	296	278
Pool # U99134, 4.00%, 1/1/2046	1,205	1,172
Pool # U69030, 4.50%, 1/1/2046	816	814
Pool # U69039, 4.00%, 2/1/2046	1,881	1,822
FHLMC UMBS, 20 Year Pool # ZT1675, 3.50%, 4/1/2037	2,032	1,971
FHLMC UMBS, 30 Year
Pool # RA1617, 3.50%, 8/1/2049	415	387
Pool # RA1623, 4.00%, 9/1/2049	1,628	1,577
Pool # SI2041, 3.00%, 10/1/2049	10,172	9,161
Pool # QA5403, 4.00%, 11/1/2049	768	737
Pool # QA5096, 4.00%, 12/1/2049	955	916
Pool # QA5982, 4.00%, 12/1/2049	916	878
Pool # RA2008, 4.00%, 1/1/2050	2,248	2,156
Pool # QA7351, 3.00%, 2/1/2050	307	278
Pool # RA2272, 3.50%, 2/1/2050	15,220	14,405
Pool # QB0097, 4.00%, 5/1/2050	579	565
Pool # QB0098, 2.50%, 6/1/2050	5,116	4,421
Pool # RA2897, 2.50%, 6/1/2050	10,074	8,702
Pool # SD8089, 2.50%, 7/1/2050	8,977	7,763
Pool # SI2081, 2.00%, 8/1/2050	26,127	21,603
Pool # RA3976, 2.50%, 11/1/2050	9,103	7,926
Pool # RA4515, 4.00%, 2/1/2051	5,060	4,835
Pool # QC2061, 2.00%, 5/1/2051	16,039	13,312
Pool # RA5276, 2.50%, 5/1/2051	6,674	5,771
Pool # QC2209, 3.50%, 5/1/2051	1,565	1,447
Pool # QC3244, 3.00%, 6/1/2051	3,280	2,938
Pool # RA5921, 2.50%, 9/1/2051	4,653	4,028
Pool # QC7968, 2.50%, 10/1/2051	1,136	983
Pool # RA6135, 2.50%, 10/1/2051	21,914	18,977
Pool # RA6228, 2.50%, 11/1/2051	7,978	6,874
Pool # QD0369, 3.00%, 11/1/2051	4,711	4,218
Pool # SD5768, 3.00%, 1/1/2052	4,877	4,391
Pool # RA6586, 3.50%, 1/1/2052	11,293	10,411
Pool # SD4951, 2.50%, 2/1/2052	22,337	19,364
Pool # SD3952, 2.50%, 3/1/2052	5,408	4,681
Pool # SD7554, 2.50%, 4/1/2052	4,182	3,624
Pool # QE0399, 3.00%, 4/1/2052	8,464	7,584
Pool # SD8212, 2.50%, 5/1/2052	12,435	10,630
Pool # SD3362, 3.00%, 5/1/2052	9,239	8,248
Pool # SD1840, 3.00%, 6/1/2052	10,836	9,710
Pool # SD5756, 3.50%, 6/1/2052	9,811	9,055
Pool # QE5028, 5.00%, 6/1/2052	1,041	1,037
Pool # QE4140, 5.50%, 6/1/2052	5,369	5,487
Pool # QE8520, 3.50%, 8/1/2052	12,873	11,862
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # SD4181, 3.50%, 8/1/2052	9,011	8,355
Pool # SD1725, 4.00%, 10/1/2052	13,596	12,918
Pool # SD1713, 5.00%, 10/1/2052	9,362	9,364
Pool # RA9669, 5.00%, 8/1/2053	5,698	5,657
FNMA
Pool # 54844, ARM, 4.54%, 9/1/2027 (a)	1	1
Pool # 303532, ARM, 4.61%, 3/1/2029 (a)	2	2
Pool # 555258, ARM, 6.65%, 1/1/2033 (a)	30	29
Pool # 686040, ARM, 7.34%, 7/1/2033 (a)	28	28
Pool # 746299, ARM, 7.11%, 9/1/2033 (a)	26	27
Pool # 743546, ARM, 5.73%, 11/1/2033 (a)	89	89
Pool # 766610, ARM, 5.93%, 1/1/2034 (a)	6	6
Pool # 735648, ARM, 5.99%, 2/1/2034 (a)	13	13
Pool # 770377, ARM, 6.39%, 4/1/2034 (a)	14	14
Pool # 751531, ARM, 7.21%, 5/1/2034 (a)	28	29
Pool # 778908, ARM, 7.19%, 6/1/2034 (a)	10	10
Pool # 800422, ARM, 6.46%, 8/1/2034 (a)	103	102
Pool # 735332, ARM, 6.77%, 8/1/2034 (a)	22	23
Pool # 790964, ARM, 7.40%, 9/1/2034 (a)	11	12
Pool # 794797, ARM, 5.55%, 10/1/2034 (a)	27	28
Pool # 803594, ARM, 5.83%, 10/1/2034 (a)	17	17
Pool # 803599, ARM, 5.92%, 10/1/2034 (a)	25	25
Pool # 735740, ARM, 7.11%, 10/1/2034 (a)	28	28
Pool # 896463, ARM, 7.20%, 10/1/2034 (a)	45	47
Pool # 810896, ARM, 7.17%, 1/1/2035 (a)	173	175
Pool # 816594, ARM, 7.25%, 2/1/2035 (a)	8	8
Pool # 735539, ARM, 6.68%, 4/1/2035 (a)	77	80
Pool # 745862, ARM, 7.04%, 4/1/2035 (a)	35	36
Pool # 821378, ARM, 7.04%, 5/1/2035 (a)	32	32
Pool # 823660, ARM, 7.10%, 5/1/2035 (a)	23	23
Pool # 821179, ARM, 7.11%, 5/1/2035 (a)	5	5
Pool # 745766, ARM, 6.31%, 6/1/2035 (a)	18	18
Pool # 832801, ARM, 6.79%, 9/1/2035 (a)	8	8
Pool # 849251, ARM, 7.08%, 1/1/2036 (a)	23	23
Pool # 920843, ARM, 7.61%, 3/1/2036 (a)	249	258
Pool # 872825, ARM, 7.71%, 6/1/2036 (a)	34	35
Pool # 892868, ARM, 7.52%, 7/1/2036 (a)	25	25
Pool # 886558, ARM, 7.52%, 8/1/2036 (a)	29	30
Pool # 920547, ARM, 6.10%, 9/1/2036 (a)	88	90
Pool # 894239, ARM, 6.18%, 10/1/2036 (a)	21	21
Pool # 900191, ARM, 7.10%, 10/1/2036 (a)	16	16
Pool # 902818, ARM, 6.20%, 11/1/2036 (a)	—	—
Pool # 902955, ARM, 6.04%, 12/1/2036 (a)	16	17
Pool # 995919, ARM, 6.91%, 7/1/2037 (a)	22	22
Pool # 938346, ARM, 7.56%, 7/1/2037 (a)	12	12
SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AD0085, ARM, 6.36%, 11/1/2037 (a)	23	23
Pool # AD0179, ARM, 6.83%, 12/1/2037 (a)	28	29
Pool # 966946, ARM, 6.28%, 1/1/2038 (a)	1	1
FNMA UMBS, 15 Year Pool # AX7598, 3.00%, 1/1/2030	736	716
FNMA UMBS, 20 Year
Pool # 257055, 6.50%, 12/1/2027	22	23
Pool # AE0049, 6.00%, 9/1/2029	20	21
Pool # MA0602, 3.50%, 12/1/2030	306	300
Pool # AP3582, 3.50%, 8/1/2032	452	438
Pool # AB9830, 3.50%, 7/1/2033	2,280	2,215
Pool # AL6238, 4.00%, 1/1/2035	740	728
Pool # MA4500, 1.50%, 12/1/2041	6,970	5,808
FNMA UMBS, 30 Year
Pool # 689977, 8.00%, 3/1/2027	8	8
Pool # 695533, 8.00%, 6/1/2027	5	5
Pool # 756020, 8.50%, 12/1/2027	2	2
Pool # 527285, 7.00%, 11/1/2028	1	1
Pool # 755973, 8.00%, 11/1/2028	28	29
Pool # 455759, 6.00%, 12/1/2028	5	5
Pool # 776702, 4.50%, 5/1/2029	8	7
Pool # 889020, 6.50%, 11/1/2029	30	31
Pool # 567036, 8.50%, 2/1/2030	13	13
Pool # 598559, 6.50%, 8/1/2031	17	18
Pool # 613000, 7.00%, 11/1/2031	19	19
Pool # 610591, 7.00%, 1/1/2032	27	28
Pool # 788150, 6.00%, 3/1/2032	7	7
Pool # 682078, 5.50%, 11/1/2032	125	128
Pool # 668562, 6.00%, 12/1/2032	14	15
Pool # 675555, 6.00%, 12/1/2032	8	8
Pool # AL0045, 6.00%, 12/1/2032	95	99
Pool # 357363, 5.50%, 3/1/2033	144	147
Pool # 674349, 6.00%, 3/1/2033	8	8
Pool # 688625, 6.00%, 3/1/2033	9	9
Pool # 695584, 6.00%, 3/1/2033	3	3
Pool # 702901, 6.00%, 5/1/2033	83	85
Pool # 695403, 5.00%, 6/1/2033	64	65
Pool # 995656, 7.00%, 6/1/2033	68	70
Pool # 723852, 5.00%, 7/1/2033	25	26
Pool # 729296, 5.00%, 7/1/2033	68	68
Pool # 726912, 4.00%, 8/1/2033	2	2
Pool # 753696, 4.00%, 8/1/2033	14	13
Pool # 729379, 6.00%, 8/1/2033	14	15
Pool # 726914, 6.50%, 8/1/2033	7	7
Pool # 737825, 6.00%, 9/1/2033	22	22
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # AA7943, 4.00%, 10/1/2033	221	217
Pool # 750977, 4.50%, 11/1/2033	16	16
Pool # 725017, 5.50%, 12/1/2033	150	155
Pool # 759424, 5.50%, 1/1/2034	40	41
Pool # 751182, 5.50%, 3/1/2034	30	31
Pool # 751341, 5.50%, 3/1/2034	11	12
Pool # 767378, 5.50%, 3/1/2034	12	13
Pool # 776565, 4.00%, 4/1/2034	120	118
Pool # AC1317, 4.50%, 9/1/2034	86	85
Pool # 820347, 5.00%, 9/1/2035	28	28
Pool # 745281, 6.00%, 1/1/2036	19	20
Pool # 888417, 6.50%, 1/1/2036	31	31
Pool # 833629, 7.00%, 3/1/2036	17	17
Pool # 893268, 6.50%, 8/1/2036	57	59
Pool # 833657, 7.50%, 8/1/2036	7	7
Pool # AA0922, 6.00%, 9/1/2036	112	117
Pool # 878225, 6.50%, 10/1/2036	28	29
Pool # 985683, 8.00%, 10/1/2036	72	76
Pool # 888476, 7.50%, 5/1/2037	15	16
Pool # 945870, 6.50%, 8/1/2037	39	40
Pool # 946338, 7.00%, 9/1/2037	29	30
Pool # 888707, 7.50%, 10/1/2037	54	57
Pool # 889883, 6.50%, 3/1/2038	41	42
Pool # AC9081, 6.50%, 9/1/2038	87	93
Pool # 909236, 7.00%, 9/1/2038	230	243
Pool # 934591, 7.00%, 10/1/2038	29	31
Pool # AB2869, 6.00%, 11/1/2038	159	166
Pool # 995504, 7.50%, 11/1/2038	15	16
Pool # 257510, 7.00%, 12/1/2038	96	102
Pool # AD0753, 7.00%, 1/1/2039	155	163
Pool # 890661, 7.00%, 2/1/2039	558	582
Pool # AD0780, 7.50%, 4/1/2039	309	329
Pool # AD6377, 5.50%, 5/1/2040	44	45
Pool # AD4951, 5.00%, 7/1/2040	1,072	1,097
Pool # BM5364, 4.00%, 4/1/2042	1,277	1,247
Pool # AL6839, 5.00%, 4/1/2042	657	673
Pool # AR8128, 3.50%, 3/1/2043	1,013	952
Pool # AL8256, 3.00%, 8/1/2043	2,099	1,924
Pool # AZ8089, 4.00%, 7/1/2045	336	325
Pool # BA2343, 4.00%, 9/1/2045	1,532	1,478
Pool # BC9441, 3.50%, 4/1/2046	150	141
Pool # BC6982, 4.00%, 4/1/2046	1,248	1,204
Pool # BD0299, 3.50%, 5/1/2046	227	213
Pool # BC1249, 3.50%, 6/1/2046	231	216
Pool # BD1243, 3.50%, 6/1/2046	363	339
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	207

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BD3066, 3.50%, 7/1/2046	522	488
Pool # BD3088, 3.50%, 7/1/2046	207	193
Pool # BD5248, 3.50%, 8/1/2046	1,155	1,080
Pool # BD7764, 3.50%, 9/1/2046	733	685
Pool # BE5870, 3.50%, 1/1/2047	1,537	1,449
Pool # BH4665, 4.00%, 6/1/2047	2,240	2,150
Pool # BH7626, 4.00%, 8/1/2047	949	909
Pool # BM3500, 4.00%, 9/1/2047	1,261	1,230
Pool # BH7663, 4.00%, 10/1/2047	1,947	1,882
Pool # BJ1778, 4.50%, 10/1/2047	460	455
Pool # BM3044, 4.00%, 11/1/2047	1,600	1,541
Pool # BE8351, 4.00%, 2/1/2048	530	509
Pool # BM3455, 4.50%, 2/1/2048	1,055	1,046
Pool # BK7006, 4.50%, 6/1/2048	385	380
Pool # BD9084, 4.50%, 7/1/2048	1,143	1,132
Pool # BK9303, 4.00%, 8/1/2048	1,325	1,297
Pool # CA4662, 3.50%, 9/1/2048	2,068	1,910
Pool # 890863, 5.00%, 9/1/2048	1,528	1,593
Pool # BN1829, 4.50%, 10/1/2048	601	592
Pool # BN4960, 5.00%, 12/1/2048	408	413
Pool # BM5430, 5.00%, 1/1/2049	1,968	2,002
Pool # BN5013, 5.00%, 1/1/2049	2,235	2,270
Pool # BN6788, 4.50%, 2/1/2049	266	262
Pool # BK0317, 4.00%, 3/1/2049	1,138	1,094
Pool # BO0719, 5.00%, 6/1/2049	1,035	1,049
Pool # BO0721, 5.00%, 6/1/2049	1,131	1,144
Pool # BO0722, 5.00%, 6/1/2049	118	120
Pool # BO4276, 3.50%, 7/1/2049	2,254	2,150
Pool # BO4277, 3.50%, 7/1/2049	3,113	2,965
Pool # BO4280, 4.00%, 7/1/2049	1,974	1,928
Pool # BN8529, 4.50%, 7/1/2049	361	360
Pool # BO3436, 4.50%, 7/1/2049	1,653	1,640
Pool # BO0718, 5.00%, 7/1/2049	1,420	1,441
Pool # BO0720, 5.00%, 7/1/2049	1,481	1,497
Pool # BO2496, 5.00%, 7/1/2049	2,070	2,095
Pool # BO2497, 5.00%, 7/1/2049	1,887	1,914
Pool # BO2498, 5.00%, 7/1/2049	2,332	2,372
Pool # BO2499, 5.00%, 7/1/2049	438	457
Pool # BO3408, 5.00%, 7/1/2049	575	579
Pool # BO3749, 4.00%, 8/1/2049	1,740	1,716
Pool # BO3999, 4.00%, 8/1/2049	801	768
Pool # BO2495, 5.00%, 8/1/2049	2,027	2,058
Pool # BK8769, 3.50%, 10/1/2049	1,288	1,201
Pool # CA4363, 4.00%, 10/1/2049	998	958
Pool # BO2888, 4.00%, 11/1/2049	1,102	1,063
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BO4387, 4.00%, 11/1/2049	1,364	1,314
Pool # FM2526, 4.00%, 12/1/2049	2,396	2,348
Pool # BP1128, 4.00%, 1/1/2050	674	647
Pool # BP1132, 4.00%, 1/1/2050	767	742
Pool # BP1141, 4.00%, 1/1/2050	270	259
Pool # BP1847, 4.50%, 1/1/2050	1,406	1,414
Pool # FM3365, 3.00%, 3/1/2050	9,472	8,554
Pool # BP4626, 2.50%, 4/1/2050	3,925	3,391
Pool # BP6363, 3.00%, 4/1/2050	4,470	4,028
Pool # BP5296, 3.50%, 4/1/2050	3,169	2,952
Pool # BP5302, 4.00%, 4/1/2050	1,699	1,625
Pool # BP8337, 3.00%, 5/1/2050	4,061	3,765
Pool # CA5729, 3.00%, 5/1/2050	5,514	4,966
Pool # CA5731, 3.00%, 5/1/2050	13,564	12,249
Pool # BP5878, 2.50%, 6/1/2050	4,647	4,037
Pool # BP8338, 3.00%, 6/1/2050	3,293	3,054
Pool # BK2693, 3.50%, 6/1/2050	738	687
Pool # BP9337, 3.50%, 6/1/2050	2,822	2,745
Pool # BP9950, 3.50%, 6/1/2050	2,037	1,896
Pool # CA6361, 2.50%, 7/1/2050	3,305	2,882
Pool # CA6430, 3.50%, 7/1/2050	4,910	4,573
Pool # CA8670, 2.50%, 8/1/2050	4,768	4,124
Pool # MA4096, 2.50%, 8/1/2050	46,945	40,382
Pool # BO4410, 3.00%, 8/1/2050	3,971	3,571
Pool # BQ1646, 3.00%, 8/1/2050	2,707	2,405
Pool # FM4311, 3.00%, 8/1/2050	3,200	2,895
Pool # BQ1367, 2.50%, 9/1/2050	13,894	12,063
Pool # BQ2143, 2.50%, 9/1/2050	9,199	7,856
Pool # BQ4113, 3.00%, 9/1/2050	1,569	1,412
Pool # BQ5586, 3.00%, 10/1/2050	3,032	2,721
Pool # FM5173, 2.50%, 12/1/2050	6,666	5,798
Pool # CA8862, 2.50%, 1/1/2051	5,667	4,937
Pool # BQ4516, 2.00%, 2/1/2051	13,876	11,436
Pool # BR4052, 2.00%, 2/1/2051	14,427	11,947
Pool # FM5778, 2.50%, 2/1/2051	7,023	6,112
Pool # BR0870, 3.50%, 2/1/2051	956	888
Pool # FS5380, 2.00%, 5/1/2051	21,127	17,390
Pool # CB0674, 2.50%, 5/1/2051	8,913	7,682
Pool # FM7957, 2.50%, 7/1/2051	11,385	9,879
Pool # FM8179, 2.50%, 7/1/2051	19,254	16,548
Pool # BT6666, 2.00%, 8/1/2051	16,824	13,794
Pool # BT5574, 2.50%, 8/1/2051	893	776
Pool # CB1908, 2.50%, 10/1/2051	28,807	24,787
Pool # FM9195, 2.50%, 10/1/2051	11,574	10,026
Pool # CB1878, 3.00%, 10/1/2051	4,160	3,719
SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA4466, 2.50%, 11/1/2051	8,117	6,946
Pool # FM9961, 3.00%, 12/1/2051	8,762	7,782
Pool # FS0213, 3.00%, 12/1/2051	24,196	21,684
Pool # FS2559, 3.00%, 12/1/2051	4,802	4,299
Pool # FS8807, 3.00%, 1/1/2052	17,400	15,593
Pool # FS7409, 2.00%, 2/1/2052	13,547	11,292
Pool # BV3216, 2.50%, 2/1/2052	10,717	9,201
Pool # CB2869, 2.50%, 2/1/2052	24,724	21,197
Pool # FS4284, 2.50%, 2/1/2052	7,184	6,195
Pool # MA4548, 2.50%, 2/1/2052	9,346	7,998
Pool # BV3570, 3.00%, 2/1/2052	1,016	903
Pool # FS0488, 3.00%, 2/1/2052	4,875	4,370
Pool # FS0917, 3.50%, 2/1/2052	7,612	7,049
Pool # BV4133, 2.50%, 3/1/2052	17,192	14,764
Pool # FS0882, 2.50%, 3/1/2052	6,595	5,733
Pool # FS5446, 2.50%, 3/1/2052	9,235	7,948
Pool # FS7119, 2.50%, 3/1/2052	18,791	16,231
Pool # FS7942, 2.50%, 3/1/2052	9,177	7,930
Pool # BV3283, 3.00%, 3/1/2052	7,735	6,876
Pool # FS0957, 3.00%, 3/1/2052	21,233	18,875
Pool # BV3269, 3.50%, 3/1/2052	1,269	1,173
Pool # BV3276, 3.50%, 3/1/2052	2,931	2,712
Pool # CB3025, 3.50%, 3/1/2052	10,064	9,320
Pool # BV5360, 2.50%, 4/1/2052	8,543	7,334
Pool # FS6301, 3.00%, 4/1/2052	4,613	4,133
Pool # BV9064, 3.50%, 4/1/2052	7,955	7,331
Pool # CB3378, 4.00%, 4/1/2052	3,973	3,774
Pool # FS4720, 2.50%, 5/1/2052	4,514	3,927
Pool # FS6790, 2.50%, 5/1/2052	9,460	8,140
Pool # FS7204, 3.00%, 5/1/2052	14,448	12,936
Pool # CB3504, 3.50%, 5/1/2052	6,572	6,074
Pool # FS6323, 3.50%, 5/1/2052	20,119	18,632
Pool # CB5116, 3.00%, 6/1/2052	10,611	9,439
Pool # BW5359, 4.00%, 6/1/2052	1,740	1,666
Pool # BW1473, 4.50%, 6/1/2052	330	322
Pool # BW3203, 5.00%, 6/1/2052	1,167	1,178
Pool # BW4016, 5.00%, 6/1/2052	1,677	1,696
Pool # BW4019, 5.00%, 6/1/2052	1,847	1,864
Pool # BW4041, 5.00%, 6/1/2052	978	983
Pool # CB4160, 4.50%, 7/1/2052	3,670	3,573
Pool # BV7853, 5.00%, 7/1/2052	1,410	1,403
Pool # BW4042, 5.00%, 7/1/2052	1,770	1,761
Pool # BW5398, 5.00%, 7/1/2052	992	998
Pool # CB4608, 4.00%, 9/1/2052	8,284	7,871
Pool # CB4587, 4.50%, 9/1/2052	5,403	5,261
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BW8950, 5.00%, 9/1/2052	4,141	4,127
Pool # BX2815, 4.50%, 10/1/2052	1,822	1,801
Pool # BW6968, 4.00%, 1/1/2053	2,649	2,514
Pool # BV6797, 4.00%, 3/1/2053	1,136	1,078
Pool # CB5896, 5.00%, 3/1/2053	4,396	4,378
Pool # BX3824, 5.50%, 3/1/2053	6,513	6,577
Pool # BX4315, 5.00%, 4/1/2053	2,586	2,572
Pool # BY4776, 5.00%, 7/1/2053	10,746	10,668
Pool # BY4736, 5.50%, 7/1/2053	9,797	9,892
Pool # BV6813, 4.50%, 8/1/2053	1,353	1,317
Pool # BY7027, 5.00%, 8/1/2053	7,888	7,831
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	—	—
Pool # 252155, 7.00%, 10/1/2028	9	9
Pool # 252334, 6.50%, 2/1/2029	30	31
Pool # 252409, 6.50%, 3/1/2029	27	27
Pool # 535442, 8.50%, 6/1/2030	—	—
Pool # 653815, 7.00%, 2/1/2033	9	9
Pool # 752786, 6.00%, 9/1/2033	17	17
Pool # 954255, 6.50%, 8/1/2037	275	282
Pool # 931717, 6.50%, 8/1/2039	169	173
Pool # CA3030, 4.50%, 1/1/2049	4,532	4,436
Pool # CA4047, 4.00%, 8/1/2049	5,289	5,026
Pool # CA4520, 3.50%, 11/1/2049	3,956	3,648
Pool # CB4014, 4.50%, 7/1/2052	964	930
FNMA, Other
Pool # AM7321, 3.12%, 11/1/2026	877	855
Pool # AN4571, 3.07%, 2/1/2027	1,580	1,538
Pool # AM8987, 2.79%, 6/1/2027	816	786
Pool # BS8681, 3.83%, 7/1/2028	18,390	18,187
Pool # BL0920, 3.82%, 9/1/2028	2,308	2,269
Pool # BL0819, 3.95%, 12/1/2028	5,075	5,023
Pool # AN4154, 3.17%, 1/1/2029	6,060	5,787
Pool # AN4349, 3.35%, 1/1/2029	2,895	2,789
Pool # BS5292, 2.53%, 5/1/2029	22,121	20,553
Pool # BS3673, 1.88%, 6/1/2029	6,000	5,396
Pool # AN8154, 3.17%, 2/1/2030	6,014	5,741
Pool # AM7516, 3.55%, 2/1/2030	2,000	1,938
Pool # BS7348, 5.08%, 2/1/2030	6,000	6,204
Pool # BS9093, 5.17%, 2/1/2030	1,303	1,352
Pool # BS8474, 4.84%, 4/1/2030	2,126	2,187
Pool # BS6827, 4.19%, 5/1/2030	3,927	3,926
Pool # BS8643, 4.48%, 6/1/2030	4,950	5,008
Pool # BS5224, 2.52%, 7/1/2030	5,069	4,622
Pool # BL8177, 1.10%, 9/1/2030	24,000	20,243
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	209

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS8426, 4.28%, 9/1/2030	9,000	9,033
Pool # BS9203, 4.64%, 10/1/2030	2,614	2,663
Pool # BS5389, 3.03%, 11/1/2030	11,199	10,494
Pool # AN0099, 3.28%, 11/1/2030	6,513	6,161
Pool # BS8033, 4.43%, 11/1/2030	5,634	5,679
Pool # BS8732, 4.61%, 11/1/2030	6,238	6,348
Pool # BS7750, 4.24%, 12/1/2030	4,000	4,005
Pool # BS6828, 4.07%, 1/1/2031	4,968	4,924
Pool # BS7882, 4.56%, 1/1/2031	3,575	3,624
Pool # BS8379, 4.66%, 1/1/2031	6,630	6,765
Pool # BS8200, 4.74%, 1/1/2031	4,002	4,101
Pool # BS9368, 5.15%, 1/1/2031	3,427	3,564
Pool # BS5378, 3.45%, 4/1/2031	2,465	2,357
Pool # BS2915, 1.87%, 5/1/2031	7,612	6,589
Pool # BS7884, 4.03%, 5/1/2031	5,355	5,292
Pool # AI2479, 5.00%, 5/1/2031	96	97
Pool # BS2035, 1.84%, 6/1/2031	10,000	8,638
Pool # BZ1868, 4.81%, 6/1/2031 ‡ (b)	1,565	1,593
Pool # BS7362, 5.14%, 6/1/2031	4,000	4,133
Pool # BS2422, 1.67%, 7/1/2031	12,000	10,134
Pool # AN2456, 2.74%, 8/1/2031	887	812
Pool # BS7268, 5.05%, 8/1/2031	2,000	2,071
Pool # BS2898, 1.56%, 9/1/2031	20,203	16,898
Pool # BS4279, 2.00%, 9/1/2031	6,597	5,746
Pool # BS8183, 4.74%, 9/1/2031	4,884	4,990
Pool # BS5371, 3.16%, 10/1/2031	5,705	5,299
Pool # BS3637, 1.73%, 11/1/2031	5,580	4,763
Pool # BS6765, 4.24%, 11/1/2031	4,238	4,218
Pool # BZ0801, 4.60%, 11/1/2031	3,871	3,927
Pool # BM6857, 1.83%, 12/1/2031 (a)	11,953	10,197
Pool # BS4124, 1.94%, 1/1/2032	3,784	3,283
Pool # BS4525, 1.94%, 1/1/2032	8,500	7,220
Pool # BS4030, 1.96%, 1/1/2032	10,000	8,610
Pool # BS4315, 1.98%, 1/1/2032	16,418	14,097
Pool # BS4650, 2.02%, 1/1/2032	4,000	3,453
Pool # BS4142, 2.13%, 1/1/2032	7,633	6,679
Pool # AN3104, 2.75%, 2/1/2032	8,988	8,174
Pool # BL1054, 4.25%, 2/1/2032	1,682	1,659
Pool # BM7037, 1.75%, 3/1/2032 (a)	19,177	16,229
Pool # BS4654, 2.39%, 3/1/2032	4,771	4,208
Pool # BS5130, 2.55%, 4/1/2032	4,789	4,294
Pool # BS5193, 2.62%, 4/1/2032	8,053	7,185
Pool # BS5259, 2.84%, 4/1/2032	10,000	9,109
Pool # BS5231, 2.54%, 5/1/2032	8,400	7,462
Pool # BS5452, 3.09%, 5/1/2032	9,070	8,311
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BS5643, 3.62%, 5/1/2032	3,469	3,320
Pool # AN6149, 3.14%, 7/1/2032	4,075	3,751
Pool # BS6091, 3.68%, 7/1/2032	2,184	2,088
Pool # BS6195, 4.12%, 7/1/2032	4,911	4,846
Pool # BS4203, 2.36%, 8/1/2032	6,000	5,221
Pool # AN6123, 3.06%, 8/1/2032	800	732
Pool # BS6301, 3.67%, 8/1/2032	21,407	20,449
Pool # BS6611, 3.72%, 8/1/2032	8,760	8,432
Pool # BS6425, 3.88%, 8/1/2032	6,050	5,886
Pool # BS6269, 4.03%, 8/1/2032	1,772	1,739
Pool # BS7247, 5.19%, 8/1/2032	4,000	4,184
Pool # BS6335, 3.75%, 9/1/2032	8,240	7,953
Pool # BS6331, 3.76%, 9/1/2032	7,700	7,400
Pool # BS6339, 3.80%, 9/1/2032	11,723	11,268
Pool # AN6651, 2.94%, 10/1/2032	607	555
Pool # BS6398, 3.87%, 10/1/2032	1,233	1,195
Pool # BS6756, 3.89%, 10/1/2032	2,000	1,923
Pool # BS8968, 4.73%, 10/1/2032	5,050	5,167
Pool # BS6995, 4.18%, 11/1/2032	5,080	5,026
Pool # BS6849, 4.23%, 11/1/2032	3,902	3,880
Pool # BS7006, 4.79%, 11/1/2032	4,655	4,795
Pool # BS6994, 4.85%, 11/1/2032	2,000	2,069
Pool # BS7292, 5.60%, 11/1/2032	2,544	2,729
Pool # BS7001, 4.36%, 12/1/2032	6,105	6,114
Pool # BS8052, 4.38%, 12/1/2032	8,383	8,378
Pool # BS7090, 4.45%, 12/1/2032	6,430	6,474
Pool # BS7095, 4.80%, 12/1/2032	3,881	4,000
Pool # BS7320, 4.88%, 12/1/2032	12,000	12,353
Pool # BS7318, 4.94%, 12/1/2032	1,468	1,516
Pool # BS7182, 5.11%, 12/1/2032	6,000	6,272
Pool # BS7267, 5.18%, 12/1/2032	2,380	2,496
Pool # BS6474, 3.82%, 1/1/2033	6,361	6,148
Pool # BZ0743, 5.15%, 1/1/2033	4,000	4,189
Pool # AD8548, 5.50%, 1/1/2033	127	128
Pool # AR7484, 3.50%, 2/1/2033	551	535
Pool # BS8335, 4.62%, 2/1/2033	2,995	3,040
Pool # BM6599, 1.73%, 3/1/2033 (a)	5,888	4,851
Pool # BS8334, 4.71%, 3/1/2033	4,908	5,011
Pool # BS7371, 5.02%, 3/1/2033	1,017	1,054
Pool # BS8288, 4.39%, 4/1/2033	4,484	4,488
Pool # BS8223, 4.50%, 4/1/2033	4,030	4,066
Pool # BS8256, 4.53%, 4/1/2033	6,583	6,611
Pool # BS8147, 4.72%, 4/1/2033	3,672	3,762
Pool # BS2088, 2.02%, 5/1/2033	6,123	5,161
Pool # BS8185, 4.17%, 5/1/2033	5,000	4,934
SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS8238, 4.19%, 5/1/2033	1,704	1,685
Pool # BS8213, 4.22%, 5/1/2033	9,950	9,881
Pool # BS8203, 4.24%, 5/1/2033	3,150	3,127
Pool # BS8284, 4.43%, 5/1/2033	10,005	10,043
Pool # BS8152, 4.55%, 5/1/2033	1,987	2,011
Pool # AT7117, 3.50%, 6/1/2033	696	676
Pool # BS8280, 4.30%, 6/1/2033	4,500	4,483
Pool # BS8703, 4.48%, 6/1/2033	5,000	5,037
Pool # BS8204, 4.67%, 6/1/2033	7,296	7,444
Pool # BS2389, 1.86%, 7/1/2033	18,000	14,720
Pool # AN9700, 3.67%, 7/1/2033	3,500	3,326
Pool # BS8883, 4.58%, 7/1/2033	4,095	4,151
Pool # BS9189, 4.34%, 8/1/2033	6,760	6,749
Pool # BS2933, 1.82%, 9/1/2033	9,632	7,821
Pool # BS9351, 4.70%, 9/1/2033	4,103	4,171
Pool # 754922, 5.50%, 9/1/2033	22	22
Pool # BS3445, 1.88%, 10/1/2033	9,443	7,874
Pool # BL0466, 3.69%, 10/1/2033	3,000	2,855
Pool # 109738, 3.78%, 10/1/2033	4,825	4,617
Pool # BS3315, 1.82%, 11/1/2033	23,000	18,622
Pool # 762520, 4.00%, 11/1/2033	95	93
Pool # BS4163, 2.04%, 1/1/2034	9,433	7,924
Pool # BS4484, 2.16%, 1/1/2034	5,567	4,677
Pool # BS4911, 2.49%, 4/1/2034	3,822	3,302
Pool # BS4985, 2.61%, 4/1/2034	5,200	4,509
Pool # BS5184, 2.67%, 4/1/2034	3,288	2,862
Pool # BS5237, 2.86%, 4/1/2034	9,007	7,921
Pool # BS7836, 4.75%, 4/1/2034	3,373	3,445
Pool # BZ0565, 5.04%, 5/1/2034	684	712
Pool # AM6492, 3.76%, 8/1/2034	1,625	1,563
Pool # BS8440, 4.39%, 8/1/2034	6,352	6,312
Pool # BS5314, 3.29%, 9/1/2034	5,401	4,891
Pool # BS6427, 3.75%, 9/1/2034	9,130	8,647
Pool # BS7816, 4.45%, 9/1/2034	3,698	3,690
Pool # BS8685, 4.72%, 2/1/2035	5,236	5,333
Pool # BS8567, 4.47%, 5/1/2035	2,556	2,566
Pool # AM9188, 3.12%, 6/1/2035	2,000	1,804
Pool # BS5018, 2.88%, 10/1/2035	4,358	3,729
Pool # 847108, 6.50%, 10/1/2035	48	49
Pool # 881628, 5.00%, 1/1/2036	7	7
Pool # 256128, 6.00%, 2/1/2036	6	6
Pool # BS7254, 5.42%, 3/1/2036	1,945	2,080
Pool # 872740, 6.50%, 6/1/2036	25	26
Pool # BZ0417, 5.20%, 10/1/2036	5,282	5,517
Pool # BS4039, 2.37%, 12/1/2036	10,000	7,984
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BS4040, 2.37%, 12/1/2036	11,965	9,553
Pool # 256651, 6.00%, 3/1/2037	13	13
Pool # 888408, 6.00%, 3/1/2037	26	26
Pool # 888373, 7.00%, 3/1/2037	30	30
Pool # BS5655, 3.87%, 6/1/2037	8,093	7,571
Pool # BS5763, 3.87%, 6/1/2037	8,000	7,484
Pool # 888796, 6.00%, 9/1/2037	86	87
Pool # 888698, 7.00%, 10/1/2037	40	42
Pool # AN7345, 3.21%, 11/1/2037	7,828	7,042
Pool # AN0304, 3.44%, 11/1/2037	1,475	1,381
Pool # BS6588, 4.18%, 4/1/2038	2,096	1,991
Pool # 257172, 5.50%, 4/1/2038	14	14
Pool # AD0810, 6.00%, 11/1/2039	—	—
Pool # AB1830, 3.50%, 11/1/2040	130	122
Pool # AL2606, 4.00%, 3/1/2042	117	113
Pool # AO6757, 4.00%, 6/1/2042	808	795
Pool # AO7225, 4.00%, 7/1/2042	574	558
Pool # AO9352, 4.00%, 7/1/2042	394	382
Pool # AO9353, 4.00%, 7/1/2042	495	480
Pool # AP0838, 4.00%, 7/1/2042	2,773	2,693
Pool # MA1125, 4.00%, 7/1/2042	198	193
Pool # MA1177, 3.50%, 9/1/2042	289	271
Pool # MA1178, 4.00%, 9/1/2042	590	573
Pool # MA1213, 3.50%, 10/1/2042	1,393	1,310
Pool # AR1397, 3.00%, 1/1/2043	693	639
Pool # AB8517, 3.00%, 2/1/2043	297	274
Pool # MA1373, 3.50%, 3/1/2043	1,544	1,452
Pool # MA1437, 3.50%, 5/1/2043	441	415
Pool # MA1442, 4.00%, 5/1/2043	1,037	1,007
Pool # MA1463, 3.50%, 6/1/2043	760	714
Pool # MA1552, 3.00%, 8/1/2043	553	510
Pool # MA1582, 3.50%, 9/1/2043	102	96
Pool # MA2434, 3.50%, 9/1/2045	604	568
Pool # MA2493, 3.50%, 12/1/2045	110	104
Pool # BC1157, 3.50%, 1/1/2046	525	494
Pool # MA2545, 3.50%, 2/1/2046	168	158
Pool # AS6970, 3.50%, 4/1/2046	1,052	989
Pool # BC8400, 3.50%, 5/1/2046	336	316
Pool # AS7424, 3.50%, 6/1/2046	795	747
Pool # MA2658, 3.50%, 6/1/2046	3,250	3,056
Pool # BF0491, 3.50%, 12/1/2054	13,574	12,697
Pool # BF0557, 2.50%, 12/1/2055	5,935	5,104
Pool # BF0141, 5.50%, 9/1/2056	7,179	7,472
Pool # BF0230, 5.50%, 1/1/2058	6,152	6,385
Pool # BF0271, 5.50%, 5/1/2058	3,602	3,683
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	211

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BF0300, 4.00%, 8/1/2058	16,344	15,666
Pool # BF0340, 5.00%, 1/1/2059	6,510	6,525
Pool # BM7404, 4.00%, 8/1/2059	12,303	11,617
Pool # BF0464, 3.50%, 3/1/2060	4,682	4,274
Pool # BF0507, 3.00%, 9/1/2060	2,889	2,504
Pool # BM7075, 3.00%, 3/1/2061	3,890	3,411
Pool # BF0560, 2.50%, 9/1/2061	9,581	8,028
Pool # BF0562, 3.50%, 9/1/2061	7,792	7,055
Pool # BF0577, 2.50%, 12/1/2061	4,710	3,964
Pool # BF0582, 4.00%, 12/1/2061	10,264	9,831
Pool # BF0583, 4.00%, 12/1/2061	4,076	3,821
Pool # BF0586, 5.00%, 12/1/2061	3,231	3,222
Pool # BF0617, 2.50%, 3/1/2062	11,733	9,643
Pool # BF0604, 3.50%, 3/1/2062	3,767	3,411
Pool # BF0674, 2.50%, 4/1/2062	13,055	10,725
Pool # BF0673, 2.50%, 6/1/2062	27,432	22,537
Pool # BF0654, 3.00%, 6/1/2062	7,144	6,192
Pool # BF0655, 3.50%, 6/1/2062	7,241	6,556
Pool # BF0694, 2.50%, 12/1/2062	8,479	7,196
Pool # BF0701, 3.50%, 12/1/2062	10,176	9,213
Pool # BF0732, 2.50%, 6/1/2063	7,806	6,599
Pool # BF0733, 3.00%, 6/1/2063	15,699	13,702
Pool # BF0767, 4.00%, 9/1/2063	9,773	9,161
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 9/25/2054 (b)	182,800	155,869
TBA, 5.00%, 9/25/2054 (b)	100,000	99,280
TBA, 5.50%, 9/25/2054 (b)	50,000	50,340
GNMA I, 30 Year
Pool # 441957, 6.38%, 8/15/2026	7	7
Pool # 780653, 6.50%, 10/15/2027	54	54
Pool # 450038, 7.50%, 7/15/2028	3	3
Pool # 486537, 7.50%, 9/15/2028	1	1
Pool # 486631, 6.50%, 10/15/2028	—	1
Pool # 556255, 6.50%, 10/15/2031	25	26
Pool # 569568, 6.50%, 1/15/2032	82	85
Pool # 611453, 7.00%, 4/15/2032	7	7
Pool # 569423, 7.00%, 5/15/2032	21	22
Pool # 591882, 6.50%, 7/15/2032	14	14
Pool # 552665, 7.00%, 7/15/2032	20	20
Pool # 782032, 7.00%, 10/15/2032	45	47
Pool # 591420, 7.50%, 1/15/2033	14	15
Pool # 607645, 6.50%, 2/15/2033	11	12
Pool # 604168, 6.50%, 4/15/2033	8	8
Pool # 781614, 7.00%, 6/15/2033	22	23
Pool # 638733, 7.00%, 3/15/2037	34	35
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 759537, 3.49%, 1/15/2041	861	840
Pool # 759561, 3.49%, 1/15/2041	142	139
Pool # 759374, 3.49%, 2/15/2041	961	937
Pool # 762703, 3.49%, 2/15/2041	438	427
Pool # 762954, 2.99%, 3/15/2041	190	184
Pool # 763239, 2.99%, 3/15/2041	120	117
Pool # 762751, 3.49%, 3/15/2041	1,166	1,137
Pool # 762953, 3.49%, 3/15/2041	658	642
Pool # 762973, 3.49%, 3/15/2041	102	99
Pool # 763140, 3.13%, 4/15/2041	110	109
Pool # 763021, 3.49%, 4/15/2041	133	129
Pool # 763180, 3.49%, 4/15/2041	60	58
Pool # 380437, 3.13%, 5/15/2041	105	103
Pool # 770881, 3.13%, 5/15/2041	108	107
Pool # 763366, 3.49%, 5/15/2041	53	52
Pool # 770909, 2.99%, 6/15/2041	250	243
Pool # 380436, 3.38%, 6/15/2041	294	290
Pool # 770754, 3.38%, 6/15/2041	322	319
Pool # AT7652, 4.00%, 8/15/2046	960	928
Pool # 784450, 4.00%, 2/15/2048	3,599	3,478
Pool # BI6468, 5.00%, 12/15/2048	2,433	2,439
Pool # BM1750, 5.00%, 4/15/2049	1,458	1,462
Pool # BM4206, 5.00%, 4/15/2049	1,263	1,273
Pool # BM4207, 5.00%, 4/15/2049	687	691
Pool # BM4208, 5.00%, 4/15/2049	3,222	3,244
Pool # BM1957, 5.00%, 5/15/2049	1,883	1,888
Pool # BN4051, 5.00%, 6/15/2049	2,492	2,512
Pool # BN4052, 5.00%, 6/15/2049	2,722	2,738
Pool # BN4053, 5.00%, 6/15/2049	3,569	3,607
Pool # BM9691, 4.50%, 7/15/2049	2,817	2,782
Pool # BM2141, 5.00%, 7/15/2049	1,578	1,605
Pool # BM2163, 5.00%, 7/15/2049	2,510	2,555
Pool # BM2281, 5.00%, 7/15/2049	2,600	2,597
Pool # BM2305, 5.00%, 8/15/2049	1,460	1,479
Pool # BV2390, 3.50%, 7/15/2050	1,109	1,075
Pool # BW7021, 3.50%, 8/15/2050	3,318	3,215
Pool # BW7044, 3.50%, 9/15/2050	2,857	2,768
Pool # BW7064, 3.50%, 10/15/2050	1,308	1,268
Pool # BY7857, 3.50%, 11/15/2050	934	905
Pool # BY7874, 3.50%, 12/15/2050	1,016	985
Pool # CA3251, 3.50%, 12/15/2050	1,126	1,092
Pool # BY7887, 3.50%, 1/15/2051	2,566	2,486
Pool # CA3320, 3.50%, 1/15/2051	1,526	1,480
Pool # CA3304, 3.50%, 2/15/2051	1,111	1,077
Pool # CE2513, 3.50%, 5/15/2051	1,124	1,049
SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CO1898, 5.50%, 7/15/2052	4,629	4,828
Pool # CO1926, 5.00%, 10/15/2052	4,117	4,260
Pool # CR2385, 5.50%, 4/15/2053	3,589	3,744
Pool # CU0301, 6.50%, 5/15/2053	9,872	10,164
GNMA I, Other Pool # BX7719, 1.97%, 9/15/2041	2,790	2,242
GNMA II
Pool # CG8187, ARM, 6.66%, 8/20/2071 (a)	9,274	9,550
Pool # CH2658, ARM, 6.70%, 9/20/2071 (a)	4,779	4,928
Pool # CH4939, ARM, 6.67%, 10/20/2071 (a)	3,291	3,382
Pool # CJ6767, ARM, 6.57%, 11/20/2071 (a)	10,203	10,461
Pool # CJ7141, ARM, 6.69%, 11/20/2071 (a)	4,442	4,575
Pool # CJ9640, ARM, 6.75%, 11/20/2071 (a)	10,590	10,931
Pool # CE5557, ARM, 6.85%, 11/20/2071 (a)	10,650	11,055
Pool # CE5553, ARM, 6.87%, 11/20/2071 (a)	11,968	12,430
Pool # CK2767, ARM, 6.88%, 12/20/2071 (a)	8,869	9,220
Pool # CJ7149, ARM, 6.92%, 12/20/2071 (a)	5,670	5,898
GNMA II, 30 Year
Pool # 2234, 8.00%, 6/20/2026	—	—
Pool # 2270, 8.00%, 8/20/2026	—	—
Pool # 2324, 8.00%, 11/20/2026	—	—
Pool # 2499, 8.00%, 10/20/2027	1	1
Pool # 2549, 7.50%, 2/20/2028	—	—
Pool # 2646, 7.50%, 9/20/2028	1	1
Pool # 737076, 6.50%, 10/20/2033	78	80
Pool # 616732, 6.50%, 9/20/2034	67	67
Pool # 748766, 6.50%, 1/20/2039	34	35
Pool # 752496, 6.50%, 1/20/2039	73	77
Pool # 783389, 6.00%, 8/20/2039	346	364
Pool # 783444, 5.50%, 9/20/2039	70	72
Pool # 742853, 3.88%, 4/20/2040	1,087	1,036
Pool # 742810, 3.88%, 6/20/2040	1,011	964
Pool # 742801, 3.88%, 8/20/2040	336	320
Pool # 742876, 3.25%, 11/20/2040	906	835
Pool # 742878, 3.88%, 11/20/2040	3,775	3,598
Pool # BZ8504, 2.50%, 12/20/2040	872	762
Pool # 742883, 3.25%, 2/20/2041	1,789	1,678
Pool # 742885, 3.75%, 2/20/2041	84	80
Pool # 742884, 3.88%, 2/20/2041	1,682	1,604
Pool # 751810, 3.50%, 3/20/2041	704	658
Pool # BZ1781, 4.50%, 5/20/2041	575	572
Pool # BZ1778, 4.00%, 10/20/2041	438	429
Pool # BZ1774, 3.50%, 12/20/2041	1,255	1,168
Pool # BZ1664, 4.00%, 12/20/2042	684	671
Pool # BZ1780, 4.50%, 10/20/2043	843	836
Pool # AE8053, 4.00%, 12/20/2043	522	509
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BZ1770, 3.00%, 6/20/2044	1,782	1,613
Pool # BZ1661, 3.50%, 8/20/2044	856	802
Pool # BZ1773, 3.50%, 9/20/2044	2,077	1,950
Pool # AJ9020, 4.50%, 10/20/2044	131	129
Pool # 783967, 4.25%, 12/20/2044	1,497	1,433
Pool # BZ1777, 4.00%, 3/20/2045	365	356
Pool # BY6444, 2.50%, 11/20/2045	617	537
Pool # BZ8502, 2.50%, 12/20/2045	1,455	1,264
Pool # BZ8503, 2.50%, 12/20/2045	847	736
Pool # AK8803, 4.00%, 3/20/2046	887	852
Pool # BZ1663, 4.00%, 7/20/2046	1,169	1,138
Pool # AS8110, 3.75%, 8/20/2046	1,856	1,766
Pool # AY2378, 3.25%, 2/20/2047	263	244
Pool # AY2381, 4.25%, 7/20/2047	941	914
Pool # BZ1769, 3.00%, 8/20/2047	1,659	1,501
Pool # BZ1654, 3.00%, 9/20/2047	683	621
Pool # AY2388, 4.25%, 9/20/2047	3,045	2,959
Pool # BD3185, 4.00%, 10/20/2047	8,443	8,091
Pool # BZ1660, 3.50%, 11/20/2047	1,657	1,543
Pool # BZ1772, 3.50%, 11/20/2047	3,716	3,460
Pool # BZ1776, 4.00%, 11/20/2047	1,817	1,745
Pool # AY2392, 4.25%, 11/20/2047	3,551	3,443
Pool # BE4662, 4.00%, 12/20/2047	11,352	11,028
Pool # BB8795, 4.00%, 1/20/2048	2,186	2,089
Pool # AY2395, 4.25%, 1/20/2048	2,100	2,040
Pool # AY2404, 4.25%, 5/20/2048	3,291	3,200
Pool # BG6360, 5.00%, 5/20/2048	1,951	2,002
Pool # BF2645, 5.50%, 5/20/2048	326	333
Pool # AY2405, 4.25%, 6/20/2048	4,194	4,078
Pool # BD0531, 5.00%, 6/20/2048	578	583
Pool # BD0532, 5.00%, 6/20/2048	523	522
Pool # BF2971, 5.00%, 6/20/2048	862	866
Pool # AY2407, 4.25%, 7/20/2048	1,705	1,658
Pool # AY2408, 4.50%, 7/20/2048	804	792
Pool # BG7397, 4.50%, 7/20/2048	764	756
Pool # BF3017, 5.00%, 7/20/2048	824	832
Pool # AY2409, 4.25%, 8/20/2048	1,469	1,424
Pool # AY2410, 4.50%, 8/20/2048	803	790
Pool # BD0550, 5.00%, 8/20/2048	858	864
Pool # BG7389, 5.00%, 8/20/2048	1,006	1,014
Pool # BG7391, 5.00%, 8/20/2048	792	803
Pool # AY2412, 4.50%, 9/20/2048	4,154	4,091
Pool # 784626, 4.50%, 10/20/2048	475	468
Pool # BI4488, 4.50%, 11/20/2048	892	879
Pool # BK2585, 5.00%, 11/20/2048	342	347
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	213

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BK2586, 5.00%, 11/20/2048	406	410
Pool # BI6431, 4.50%, 12/20/2048	1,075	1,069
Pool # BI6669, 4.50%, 12/20/2048	1,094	1,090
Pool # BH3133, 5.00%, 12/20/2048	1,811	1,814
Pool # BJ7083, 5.00%, 12/20/2048	146	147
Pool # BJ7084, 5.00%, 12/20/2048	1,263	1,284
Pool # BK7169, 5.00%, 12/20/2048	827	834
Pool # BJ1334, 5.00%, 1/20/2049	1,626	1,628
Pool # BJ9641, 5.00%, 1/20/2049	1,034	1,063
Pool # BJ9642, 5.00%, 1/20/2049	930	958
Pool # BJ9824, 4.50%, 2/20/2049	1,984	1,954
Pool # BJ9825, 4.50%, 2/20/2049	909	895
Pool # BK7188, 4.50%, 2/20/2049	1,094	1,084
Pool # BJ9630, 5.00%, 2/20/2049	523	528
Pool # BJ9633, 5.00%, 2/20/2049	510	510
Pool # BK7189, 5.00%, 2/20/2049	1,181	1,196
Pool # BK7198, 4.50%, 3/20/2049	847	830
Pool # BL6765, 5.50%, 5/20/2049	1,532	1,564
Pool # BN0907, 4.50%, 6/20/2049	936	921
Pool # BN1498, 5.00%, 6/20/2049	1,176	1,177
Pool # BN1499, 5.00%, 6/20/2049	1,841	1,849
Pool # BN1500, 5.50%, 6/20/2049	684	702
Pool # BN2627, 4.00%, 7/20/2049	1,851	1,777
Pool # BN2628, 4.00%, 7/20/2049	1,956	1,878
Pool # BO0521, 4.00%, 7/20/2049	324	314
Pool # BM9692, 4.50%, 7/20/2049	648	636
Pool # BN0879, 5.00%, 7/20/2049	319	323
Pool # BO3160, 5.00%, 7/20/2049	685	698
Pool # BP4237, 5.00%, 7/20/2049	699	712
Pool # BP4238, 5.00%, 7/20/2049	447	462
Pool # BP4240, 5.00%, 7/20/2049	660	680
Pool # BP4241, 5.00%, 7/20/2049	986	1,018
Pool # BP4242, 5.00%, 7/20/2049	329	343
Pool # BL9354, 4.00%, 8/20/2049	1,208	1,158
Pool # BM2327, 4.00%, 8/20/2049	538	509
Pool # BM2418, 4.00%, 8/20/2049	1,091	1,062
Pool # BN0884, 4.00%, 8/20/2049	326	313
Pool # BN0889, 4.50%, 8/20/2049	214	211
Pool # BN7048, 4.50%, 8/20/2049	2,283	2,244
Pool # BN7049, 4.50%, 8/20/2049	3,339	3,307
Pool # BN0890, 5.00%, 8/20/2049	431	437
Pool # BN0891, 5.00%, 8/20/2049	352	357
Pool # BN0893, 5.00%, 8/20/2049	380	384
Pool # BO3257, 5.00%, 8/20/2049	647	658
Pool # BP4290, 5.00%, 8/20/2049	550	555
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BP4291, 5.00%, 8/20/2049	465	469
Pool # BP4292, 5.00%, 8/20/2049	1,662	1,684
Pool # BP4293, 5.00%, 8/20/2049	1,362	1,382
Pool # BP4294, 5.00%, 8/20/2049	660	675
Pool # BN0896, 4.00%, 9/20/2049	1,197	1,147
Pool # BI0930, 4.50%, 9/20/2049	1,635	1,663
Pool # BM9714, 4.50%, 9/20/2049	234	235
Pool # 784810, 5.00%, 9/20/2049	3,376	3,344
Pool # AC2995, 5.00%, 9/20/2049	1,835	1,886
Pool # BP2853, 5.00%, 9/20/2049	994	1,007
Pool # BP8644, 5.00%, 9/20/2049	1,045	1,058
Pool # BP8645, 5.00%, 9/20/2049	530	537
Pool # BQ3138, 4.00%, 10/20/2049	814	782
Pool # AC2994, 4.50%, 10/20/2049	628	630
Pool # BQ9513, 3.50%, 11/20/2049	1,319	1,242
Pool # BQ3791, 4.00%, 11/20/2049	1,202	1,149
Pool # BR2638, 4.00%, 11/20/2049	341	328
Pool # 784847, 4.50%, 11/20/2049	3,254	3,186
Pool # BP2896, 4.50%, 11/20/2049	1,407	1,392
Pool # BP7772, 4.50%, 11/20/2049	343	345
Pool # BP8665, 4.50%, 11/20/2049	503	495
Pool # BP8666, 4.50%, 11/20/2049	1,195	1,176
Pool # BP8667, 5.00%, 11/20/2049	601	608
Pool # BP8668, 5.00%, 11/20/2049	360	364
Pool # BR1542, 5.00%, 11/20/2049	784	788
Pool # BP8669, 5.50%, 11/20/2049	237	242
Pool # BP7668, 3.50%, 12/20/2049	5,640	5,328
Pool # BP7795, 3.50%, 12/20/2049	1,585	1,493
Pool # BP8670, 3.50%, 12/20/2049	670	630
Pool # BL9372, 4.00%, 12/20/2049	750	717
Pool # BP5516, 4.00%, 12/20/2049	846	825
Pool # BP8672, 4.00%, 12/20/2049	566	544
Pool # BP8673, 4.00%, 12/20/2049	781	750
Pool # BP8674, 4.00%, 12/20/2049	950	912
Pool # BQ3790, 4.00%, 12/20/2049	3,597	3,397
Pool # BJ9866, 4.50%, 12/20/2049	2,575	2,536
Pool # BL9374, 4.50%, 12/20/2049	140	141
Pool # BP8676, 4.50%, 12/20/2049	519	511
Pool # BP8677, 4.50%, 12/20/2049	1,670	1,644
Pool # BP8678, 5.00%, 12/20/2049	976	988
Pool # BP8679, 5.50%, 12/20/2049	760	773
Pool # BP8021, 3.50%, 1/20/2050	1,603	1,534
Pool # BP8681, 3.50%, 1/20/2050	1,430	1,331
Pool # BL9379, 4.00%, 1/20/2050	2,229	2,130
Pool # BP8682, 4.00%, 1/20/2050	1,055	1,014
SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BP8683, 4.00%, 1/20/2050	968	930
Pool # BT0281, 4.00%, 1/20/2050	3,177	3,139
Pool # BP8688, 4.50%, 1/20/2050	1,919	1,889
Pool # BR0539, 4.50%, 1/20/2050	2,274	2,249
Pool # BP8020, 3.50%, 2/20/2050	964	926
Pool # BP8022, 3.50%, 2/20/2050	1,432	1,367
Pool # BQ1338, 4.00%, 2/20/2050	2,927	2,798
Pool # BQ7054, 4.00%, 2/20/2050	2,004	1,925
Pool # BQ7057, 4.25%, 2/20/2050	830	797
Pool # BS8384, 5.00%, 2/20/2050	1,113	1,132
Pool # BS8400, 3.00%, 3/20/2050	4,667	4,185
Pool # BT0397, 3.00%, 3/20/2050	531	481
Pool # BQ4110, 3.50%, 3/20/2050	4,598	4,467
Pool # BS5879, 3.50%, 3/20/2050	964	901
Pool # BS8411, 3.50%, 3/20/2050	3,116	2,915
Pool # BT0399, 3.50%, 3/20/2050	976	908
Pool # BT3628, 3.50%, 3/20/2050	1,719	1,666
Pool # BT3629, 3.50%, 3/20/2050	733	709
Pool # BT8043, 3.50%, 3/20/2050	1,244	1,170
Pool # BT8044, 3.50%, 3/20/2050	3,052	2,865
Pool # BT8045, 3.50%, 3/20/2050	3,764	3,519
Pool # BT8046, 3.50%, 3/20/2050	4,263	3,992
Pool # BT8047, 3.50%, 3/20/2050	3,100	2,953
Pool # BT8048, 3.50%, 3/20/2050	3,141	3,039
Pool # BS5873, 4.00%, 3/20/2050	447	428
Pool # BS5874, 4.00%, 3/20/2050	2,288	2,194
Pool # BQ7064, 3.50%, 4/20/2050	596	557
Pool # BT3736, 3.50%, 4/20/2050	1,964	1,836
Pool # BU3072, 5.00%, 4/20/2050	701	721
Pool # BQ4098, 3.00%, 5/20/2050	6,454	5,850
Pool # BR3899, 3.00%, 5/20/2050	772	698
Pool # BT4019, 3.00%, 5/20/2050	3,388	3,065
Pool # BQ7069, 3.25%, 5/20/2050	1,773	1,627
Pool # BQ7083, 3.25%, 5/20/2050	149	136
Pool # BS7609, 3.50%, 5/20/2050	2,954	2,750
Pool # BT3843, 3.50%, 5/20/2050	1,584	1,496
Pool # BV2935, 4.50%, 5/20/2050	574	586
Pool # BV6609, 4.50%, 5/20/2050	202	203
Pool # BV6631, 4.50%, 5/20/2050	1,210	1,213
Pool # BV6670, 4.50%, 5/20/2050	828	831
Pool # MA6661, 5.50%, 5/20/2050	76	78
Pool # BT4096, 3.00%, 6/20/2050	4,479	4,053
Pool # BU7682, 3.00%, 6/20/2050	4,254	3,891
Pool # BQ7084, 3.25%, 6/20/2050	2,373	2,178
Pool # BV8680, 3.50%, 6/20/2050	1,538	1,444
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BV8683, 3.50%, 6/20/2050	864	808
Pool # BV8684, 3.50%, 6/20/2050	1,372	1,282
Pool # BV8685, 3.50%, 6/20/2050	1,233	1,148
Pool # BQ7086, 4.00%, 6/20/2050	2,471	2,373
Pool # BQ7092, 4.00%, 6/20/2050	1,799	1,741
Pool # BR3901, 4.00%, 6/20/2050	977	933
Pool # BT4070, 4.00%, 6/20/2050	504	491
Pool # BV8688, 4.00%, 6/20/2050	1,268	1,215
Pool # BQ7087, 4.25%, 6/20/2050	685	666
Pool # BV2372, 4.50%, 6/20/2050	959	948
Pool # BV6632, 4.50%, 6/20/2050	2,207	2,225
Pool # BQ7088, 5.00%, 6/20/2050	863	868
Pool # BV8696, 3.00%, 7/20/2050	2,807	2,540
Pool # BV8711, 3.00%, 7/20/2050	2,783	2,519
Pool # BV8727, 3.00%, 7/20/2050	1,743	1,586
Pool # BW0561, 3.00%, 7/20/2050	1,108	977
Pool # BQ7085, 3.25%, 7/20/2050	4,306	3,952
Pool # BV8699, 3.50%, 7/20/2050	1,658	1,550
Pool # BV8700, 3.50%, 7/20/2050	1,342	1,249
Pool # BV8716, 3.50%, 7/20/2050	1,903	1,771
Pool # BQ7097, 4.00%, 7/20/2050	3,090	2,958
Pool # BU7564, 4.00%, 7/20/2050	2,209	2,110
Pool # BV8702, 4.00%, 7/20/2050	689	662
Pool # BW5975, 4.00%, 7/20/2050	553	529
Pool # BW5994, 4.00%, 7/20/2050	741	730
Pool # BV2395, 4.50%, 7/20/2050	1,125	1,119
Pool # BV8722, 2.50%, 8/20/2050	3,113	2,710
Pool # BV8726, 3.00%, 8/20/2050	796	721
Pool # BX4922, 3.00%, 8/20/2050	169	153
Pool # BX4923, 3.00%, 8/20/2050	2,164	1,958
Pool # BW1746, 3.25%, 8/20/2050	3,540	3,249
Pool # BR3911, 3.50%, 8/20/2050	3,502	3,260
Pool # BV2402, 3.50%, 8/20/2050	5,085	4,734
Pool # BX4927, 3.50%, 8/20/2050	940	878
Pool # BX4928, 3.50%, 8/20/2050	1,657	1,542
Pool # BX4939, 3.50%, 8/20/2050	2,504	2,340
Pool # BW1747, 4.00%, 8/20/2050	632	605
Pool # BW7383, 4.00%, 8/20/2050	3,442	3,334
Pool # BX6092, 4.00%, 8/20/2050	2,456	2,379
Pool # BX6093, 4.00%, 8/20/2050	5,379	5,166
Pool # BW0559, 4.50%, 8/20/2050	744	729
Pool # BW7033, 4.50%, 8/20/2050	553	547
Pool # BZ1653, 3.00%, 9/20/2050	648	586
Pool # BW1757, 3.25%, 9/20/2050	3,450	3,167
Pool # BR3917, 3.50%, 9/20/2050	7,079	6,590
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	215

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BU7559, 3.50%, 9/20/2050	5,277	4,911
Pool # BW1718, 3.50%, 9/20/2050	3,898	3,641
Pool # BW1758, 3.50%, 9/20/2050	1,967	1,838
Pool # BX4956, 3.50%, 9/20/2050	1,977	1,848
Pool # BY3407, 3.50%, 9/20/2050	2,718	2,541
Pool # BY3408, 3.50%, 9/20/2050	1,237	1,156
Pool # BY3432, 3.50%, 9/20/2050	2,954	2,750
Pool # BR3918, 4.00%, 9/20/2050	693	662
Pool # BW1759, 4.00%, 9/20/2050	1,459	1,399
Pool # BX3717, 4.00%, 9/20/2050	597	573
Pool # BX3718, 4.00%, 9/20/2050	642	615
Pool # BW7043, 4.50%, 9/20/2050	1,095	1,083
Pool # BW1760, 4.75%, 9/20/2050	999	993
Pool # BX4971, 2.50%, 10/20/2050	1,373	1,193
Pool # BY6410, 2.50%, 10/20/2050	1,080	940
Pool # BW1771, 3.00%, 10/20/2050	1,418	1,283
Pool # BW1772, 3.25%, 10/20/2050	1,577	1,447
Pool # BU7550, 3.50%, 10/20/2050	6,158	5,732
Pool # BW1773, 3.50%, 10/20/2050	1,372	1,283
Pool # BY6416, 3.50%, 10/20/2050	1,507	1,409
Pool # BZ1658, 3.50%, 10/20/2050	698	653
Pool # BY6421, 4.00%, 10/20/2050	800	765
Pool # BZ1662, 4.00%, 10/20/2050	906	867
Pool # BW1774, 4.25%, 10/20/2050	1,018	987
Pool # BY6440, 2.50%, 11/20/2050	2,089	1,815
Pool # BY6441, 2.50%, 11/20/2050	1,884	1,637
Pool # BY6443, 2.50%, 11/20/2050	1,655	1,435
Pool # BY6445, 2.50%, 11/20/2050	2,023	1,761
Pool # BY6447, 3.00%, 11/20/2050	2,937	2,658
Pool # BZ2574, 3.00%, 11/20/2050	770	697
Pool # BZ3559, 3.00%, 11/20/2050	733	663
Pool # BZ2575, 3.25%, 11/20/2050	2,857	2,622
Pool # BY6453, 3.50%, 11/20/2050	837	783
Pool # BY6454, 3.50%, 11/20/2050	1,774	1,659
Pool # BY6455, 3.50%, 11/20/2050	1,629	1,523
Pool # BY6456, 3.50%, 11/20/2050	651	617
Pool # BZ1771, 3.50%, 11/20/2050	1,608	1,497
Pool # BZ3527, 3.50%, 11/20/2050	4,398	4,108
Pool # BZ3560, 3.50%, 11/20/2050	1,121	1,043
Pool # BY5559, 4.00%, 11/20/2050	3,659	3,497
Pool # BY6457, 4.00%, 11/20/2050	533	514
Pool # BY6458, 4.00%, 11/20/2050	499	479
Pool # BZ2576, 4.00%, 11/20/2050	2,704	2,589
Pool # BY7851, 4.50%, 11/20/2050	1,540	1,523
Pool # BZ1779, 4.50%, 11/20/2050	743	731
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BS8546, 2.50%, 12/20/2050	5,016	4,295
Pool # BZ8499, 2.50%, 12/20/2050	1,656	1,439
Pool # BZ8500, 2.50%, 12/20/2050	1,918	1,667
Pool # BZ8501, 2.50%, 12/20/2050	2,222	1,930
Pool # BZ8505, 2.50%, 12/20/2050	1,022	887
Pool # BZ8507, 2.50%, 12/20/2050	2,538	2,209
Pool # BZ2590, 3.25%, 12/20/2050	2,189	2,009
Pool # BZ2591, 3.50%, 12/20/2050	933	873
Pool # BZ2592, 3.50%, 12/20/2050	1,234	1,154
Pool # BZ8515, 3.50%, 12/20/2050	1,597	1,493
Pool # BZ8516, 3.50%, 12/20/2050	599	562
Pool # BZ1775, 4.00%, 12/20/2050	1,508	1,444
Pool # BZ6501, 4.00%, 12/20/2050	3,743	3,578
Pool # BZ8495, 4.00%, 12/20/2050	1,318	1,260
Pool # BY7873, 4.50%, 12/20/2050	1,370	1,355
Pool # CB4508, 5.00%, 12/20/2050	523	530
Pool # BZ8530, 2.50%, 1/20/2051	974	843
Pool # CB4502, 3.00%, 1/20/2051	1,191	1,077
Pool # CB4503, 3.00%, 1/20/2051	1,096	992
Pool # BZ2606, 3.25%, 1/20/2051	1,775	1,630
Pool # 785294, 3.50%, 1/20/2051	10,075	9,255
Pool # BY7890, 3.50%, 1/20/2051	9,397	8,747
Pool # BZ8541, 3.50%, 1/20/2051	775	724
Pool # BZ8542, 3.50%, 1/20/2051	448	416
Pool # CB1505, 3.50%, 1/20/2051	10,772	10,061
Pool # CB4504, 3.50%, 1/20/2051	1,386	1,296
Pool # BZ2614, 4.00%, 1/20/2051	513	490
Pool # BZ8544, 4.00%, 1/20/2051	685	658
Pool # CB2357, 4.00%, 1/20/2051	1,342	1,307
Pool # CB4506, 4.00%, 1/20/2051	1,036	1,018
Pool # CB1543, 3.00%, 2/20/2051	5,288	4,786
Pool # CB3225, 3.25%, 2/20/2051	975	895
Pool # CA9001, 3.50%, 2/20/2051	6,810	6,340
Pool # CB3226, 3.50%, 2/20/2051	680	636
Pool # CB4521, 3.50%, 2/20/2051	1,125	1,060
Pool # CB4522, 3.50%, 2/20/2051	1,047	1,004
Pool # CB4524, 4.00%, 2/20/2051	1,079	1,036
Pool # CA8994, 4.50%, 2/20/2051	1,125	1,112
Pool # CB4433, 3.00%, 3/20/2051	3,559	3,138
Pool # CB3240, 3.25%, 3/20/2051	931	852
Pool # CB3242, 3.50%, 3/20/2051	1,704	1,592
Pool # CB4538, 3.50%, 3/20/2051	1,003	937
Pool # CB3253, 3.25%, 4/20/2051	960	881
Pool # CB3254, 3.50%, 4/20/2051	1,545	1,445
Pool # CB3255, 3.50%, 4/20/2051	1,676	1,567
SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CB3256, 3.50%, 4/20/2051	2,541	2,373
Pool # CC9816, 3.00%, 5/20/2051	2,438	2,222
Pool # CD0432, 3.50%, 5/20/2051	1,845	1,725
Pool # CD0433, 3.50%, 5/20/2051	2,064	1,929
Pool # CD0434, 3.50%, 5/20/2051	2,106	1,967
Pool # CC9825, 2.50%, 6/20/2051	1,710	1,485
Pool # CC9826, 2.50%, 6/20/2051	1,927	1,674
Pool # CC9831, 3.00%, 6/20/2051	1,566	1,417
Pool # CD0442, 3.50%, 6/20/2051	1,616	1,511
Pool # CD0443, 3.50%, 6/20/2051	1,359	1,270
Pool # CD0444, 3.50%, 6/20/2051	1,130	1,056
Pool # CC9835, 4.00%, 6/20/2051	879	844
Pool # CC9836, 4.00%, 6/20/2051	747	717
Pool # CC9837, 4.00%, 6/20/2051	990	947
Pool # CD0454, 3.50%, 7/20/2051	2,086	1,942
Pool # CE9918, 3.50%, 7/20/2051	1,809	1,691
Pool # CE9919, 3.50%, 7/20/2051	876	819
Pool # CE9920, 3.50%, 7/20/2051	1,168	1,095
Pool # CE9923, 4.00%, 7/20/2051	981	939
Pool # CE9932, 3.00%, 8/20/2051	1,875	1,706
Pool # CD0461, 3.50%, 8/20/2051	1,230	1,150
Pool # CE9935, 3.50%, 8/20/2051	922	862
Pool # CE9936, 3.50%, 8/20/2051	1,237	1,156
Pool # CE9937, 3.50%, 8/20/2051	911	854
Pool # CE9939, 4.00%, 8/20/2051	856	818
Pool # CD0469, 3.50%, 9/20/2051	1,736	1,626
Pool # CG4129, 3.50%, 9/20/2051	2,539	2,374
Pool # CG4130, 3.50%, 9/20/2051	2,657	2,475
Pool # CH0092, 3.50%, 9/20/2051	5,268	4,909
Pool # 786522, 3.50%, 10/20/2051	18,559	17,152
Pool # CD0476, 3.50%, 10/20/2051	1,084	1,013
Pool # CD0477, 3.50%, 10/20/2051	1,848	1,726
Pool # CH0834, 3.50%, 10/20/2051	703	657
Pool # CH0835, 3.50%, 10/20/2051	950	888
Pool # CH0836, 3.50%, 10/20/2051	1,210	1,131
Pool # CH0837, 3.50%, 10/20/2051	811	758
Pool # CH0838, 3.50%, 10/20/2051	1,165	1,085
Pool # CH1339, 3.50%, 10/20/2051	2,766	2,645
Pool # CH2907, 3.50%, 10/20/2051	4,248	4,022
Pool # CH0840, 4.00%, 10/20/2051	1,420	1,364
Pool # CH0841, 4.00%, 10/20/2051	1,432	1,369
Pool # CH0848, 3.00%, 11/20/2051	1,334	1,208
Pool # CH0849, 3.00%, 11/20/2051	2,420	2,190
Pool # CH0850, 3.00%, 11/20/2051	1,781	1,611
Pool # CH0851, 3.00%, 11/20/2051	1,340	1,213
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # CH0852, 3.00%, 11/20/2051	2,520	2,296
Pool # CI0076, 3.00%, 11/20/2051	1,093	989
Pool # 787205, 3.50%, 11/20/2051	14,861	13,912
Pool # CI0077, 3.50%, 11/20/2051	859	803
Pool # CI0078, 3.50%, 11/20/2051	1,902	1,777
Pool # CI9257, 3.50%, 11/20/2051	4,062	3,782
Pool # CH0860, 3.00%, 12/20/2051	691	625
Pool # CH0861, 3.00%, 12/20/2051	2,679	2,424
Pool # CH0862, 3.00%, 12/20/2051	1,350	1,222
Pool # CH0864, 3.00%, 12/20/2051	1,251	1,133
Pool # CH0868, 3.50%, 12/20/2051	1,672	1,562
Pool # CH7863, 3.50%, 12/20/2051	2,246	2,102
Pool # CH0871, 4.00%, 12/20/2051	1,115	1,069
Pool # CI0090, 2.50%, 1/20/2052	1,178	1,027
Pool # CI0092, 3.00%, 1/20/2052	1,518	1,374
Pool # CJ3916, 3.00%, 1/20/2052	8,361	7,746
Pool # CK4908, 3.00%, 1/20/2052	2,945	2,664
Pool # CK4909, 3.00%, 1/20/2052	1,959	1,773
Pool # CK4916, 3.00%, 1/20/2052	3,878	3,509
Pool # CI0093, 3.50%, 1/20/2052	1,080	1,009
Pool # CI0094, 3.50%, 1/20/2052	2,385	2,220
Pool # CK1583, 3.50%, 1/20/2052	3,363	3,144
Pool # CK4918, 3.50%, 1/20/2052	1,426	1,333
Pool # CK7137, 4.00%, 1/20/2052	8,222	7,749
Pool # CK2667, 3.00%, 2/20/2052	5,459	4,940
Pool # CM2170, 3.00%, 3/20/2052	8,794	7,942
Pool # CI0110, 3.50%, 3/20/2052	1,275	1,187
Pool # CL1777, 3.50%, 3/20/2052	2,633	2,471
Pool # CL1778, 3.50%, 3/20/2052	1,421	1,328
Pool # CL1827, 3.50%, 3/20/2052	6,028	5,635
Pool # CL1828, 3.50%, 3/20/2052	7,324	6,841
Pool # CL1829, 3.50%, 3/20/2052	3,774	3,512
Pool # CM1692, 3.50%, 3/20/2052	5,243	4,816
Pool # CM2218, 3.50%, 3/20/2052	1,803	1,685
Pool # CM2221, 3.50%, 3/20/2052	4,769	4,484
Pool # CI0111, 4.00%, 3/20/2052	1,340	1,280
Pool # CN3435, 4.50%, 4/20/2052	961	942
Pool # CN3436, 4.50%, 4/20/2052	5,164	5,057
Pool # CO4826, 5.00%, 6/20/2052	4,541	4,531
Pool # CO5339, 5.00%, 6/20/2052	4,455	4,454
Pool # CQ8079, 5.50%, 1/20/2053	1,970	2,001
Pool # CS4546, 5.00%, 2/20/2053	2,140	2,147
Pool # CR2499, 5.50%, 2/20/2053	3,112	3,147
Pool # CS4547, 5.50%, 2/20/2053	1,127	1,145
Pool # CS4560, 5.50%, 3/20/2053	2,468	2,508
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	217

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CS4561, 6.00%, 3/20/2053	932	956
Pool # CM6940, 5.50%, 4/20/2053	3,933	3,968
Pool # CS4573, 5.50%, 4/20/2053	977	993
Pool # CT3981, 5.50%, 4/20/2053	990	1,007
Pool # CT3982, 5.50%, 4/20/2053	1,084	1,101
Pool # CT3983, 5.50%, 4/20/2053	1,150	1,160
Pool # CS4586, 5.50%, 5/20/2053	2,301	2,339
Pool # CU6671, 5.50%, 6/20/2053	2,571	2,612
Pool # CU6685, 5.50%, 7/20/2053	1,639	1,666
Pool # CV6856, 5.50%, 7/20/2053	1,223	1,234
Pool # CU6686, 6.00%, 7/20/2053	1,860	1,910
Pool # CU6687, 6.50%, 7/20/2053	3,075	3,186
Pool # CV0173, 6.50%, 7/20/2053	1,728	1,811
Pool # CU6696, 6.00%, 8/20/2053	1,197	1,229
Pool # CU6697, 6.50%, 8/20/2053	2,561	2,653
Pool # CU6708, 5.50%, 9/20/2053	1,454	1,477
Pool # CX5712, 6.50%, 2/20/2054	3,519	3,646
Pool # CX5713, 7.00%, 2/20/2054	4,290	4,469
Pool # DC4164, 4.50%, 5/20/2054	9,301	8,780
Pool # DA2547, 6.50%, 7/20/2054	1,044	1,085
Pool # DD0108, 6.50%, 7/20/2054	4,309	4,464
Pool # DA2550, 7.00%, 7/20/2054	2,274	2,345
Pool # DD0109, 7.00%, 7/20/2054	1,419	1,478
Pool # DD0096, 6.50%, 8/20/2054	3,944	4,085
Pool # DD0094, 7.00%, 8/20/2054	4,500	4,687
GNMA II, Other
Pool # AD0018, 3.75%, 12/20/2032	600	588
Pool # AH5895, 4.00%, 6/20/2034	204	200
Pool # 4285, 6.00%, 11/20/2038	15	15
Pool # BO1377, 3.75%, 2/20/2040	742	716
Pool # BO1378, 4.00%, 1/20/2041	1,172	1,186
Pool # CD7341, 3.50%, 7/20/2047	3,417	3,166
Pool # BS0536, 3.00%, 3/20/2048	2,332	2,100
Pool # BS0538, 4.00%, 12/20/2048	395	378
Pool # BS0539, 4.50%, 1/20/2049	476	467
Pool # MA6145, 3.50%, 9/20/2049	399	367
Pool # CE3912, 5.00%, 9/20/2049	4,437	4,436
Pool # BS0537, 3.50%, 12/20/2049	736	682
Pool # CI8475, 5.00%, 5/20/2050	5,312	5,330
Pool # AC0977, 4.39%, 5/20/2063 (a)	14	14
Pool # CX4040, 5.00%, 7/20/2063	639	634
Pool # CX4044, 5.00%, 9/20/2063	308	306
Pool # CX7714, 5.00%, 9/20/2063	235	233
Pool # CX4106, 5.00%, 10/20/2063	173	172
Pool # CX4111, 5.00%, 10/20/2063	403	399
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # CX7719, 5.00%, 10/20/2063	1,012	1,004
Pool # CY0098, 5.00%, 10/20/2063	1,630	1,616
Pool # CY0134, 5.00%, 10/20/2063	1,566	1,553
Pool # 787496, 6.00%, 7/20/2064	11,846	11,918
Pool # 785863, 3.10%, 12/20/2071 (a)	12,054	10,996
Pool # CL8137, 3.17%, 3/20/2072 (a)	3,065	2,797
Pool # 786556, 4.66%, 1/20/2073 (a)	7,758	7,646
GNMA II, Single Family, 30 Year
TBA, 4.50%, 9/15/2054 (b)	25,000	24,489
TBA, 5.00%, 9/15/2054 (b)	30,000	29,946
Total Mortgage-Backed Securities (Cost $3,732,714)		3,595,361
Asset-Backed Securities — 12.2%
Accelerated Assets LLC Series 2018-1, Class B, 4.51%, 12/2/2033 (c)	650	644
Accelerated LLC Series 2021-1H, Class C, 2.35%, 10/20/2040 (c)	4,016	3,664
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 6.29%, 12/18/2037 (a) (c)	205	204
Series 2021-FL4, Class B, 6.86%, 12/18/2037 (a) (c)	2,000	1,945
Ajax Mortgage Loan Trust Series 2021-G, Class A, 1.87%, 6/25/2061 (a) (c)	2,368	2,357
American Homes 4 Rent Trust
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (c)	3,172	3,169
Series 2015-SFR1, Class D, 4.41%, 4/17/2052 (c)	4,390	4,351
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (c)	3,975	3,960
Series 2015-SFR2, Class D, 5.04%, 10/17/2052 (c)	3,100	3,075
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 (c)	4,200	4,211
AMSR Trust
Series 2020-SFR3, Class E1, 2.56%, 9/17/2037 (c)	310	299
Series 2020-SFR5, Class D, 2.18%, 11/17/2037 (c)	6,200	5,940
Series 2020-SFR4, Class E1, 2.21%, 11/17/2037 (c)	4,000	3,831
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (c)	200	192
Series 2021-SFR1, Class B, 2.15%, 6/17/2038 (c)	2,463	2,241
SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-SFR1, Class D, 2.60%, 6/17/2038 (c)	3,400	3,070
Series 2022-SFR3, Class E1, 4.00%, 10/17/2039 (c)	8,181	7,710
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (c)	10,000	9,025
Series 2024-SFR1, Class C, 4.29%, 7/17/2041 (c)	6,887	6,601
Bastion Funding I LLC Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (c)	4,232	4,245
Bridge Trust
Series 2022-SFR1, Class C, 4.45%, 11/17/2037 (c)	4,000	3,911
Series 2022-SFR1, Class E1, 6.30%, 11/17/2037 (c)	5,000	4,878
Series 2024-SFR1, Class B, 4.30%, 8/17/2040 (c)	11,538	11,008
BXG Receivables Note Trust
Series 2022-A, Class C, 5.35%, 9/28/2037 (c)	4,472	4,347
Series 2023-A, Class B, 6.31%, 11/15/2038 (c)	2,963	2,998
Series 2023-A, Class C, 7.38%, 11/15/2038 (c)	3,054	3,081
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (c)	1,124	1,041
Cascade MH Asset Trust
Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (c)	938	884
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (c)	5,771	5,094
Series 2021-MH1, Class M1, 2.99%, 2/25/2046 (c)	2,000	1,558
Series 2022-MH1, Class A, 4.25%, 8/25/2054 ‡ (c) (d)	7,078	6,601
CFMT LLC
Series 2024-HB13, Class M2, 3.00%, 5/25/2034 ‡ (a) (c)	1,830	1,632
Series 2023-HB11, Class M2, 4.00%, 2/25/2037 ‡ (a) (c)	4,750	4,442
Chase Funding Trust
Series 2002-3, Class 1A5, 5.91%, 6/25/2032 (d)	306	299
Series 2003-4, Class 1A5, 5.92%, 5/25/2033 (d)	210	207
Series 2003-6, Class 1A7, 5.28%, 11/25/2034 (d)	137	134
CoreVest American Finance Trust
Series 2017-2, Class M, 5.56%, 12/25/2027 (a) (c)	2,200	2,147
Series 2019-2, Class B, 3.42%, 6/15/2052 (c)	4,724	4,494
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-3, Class XB, IO, 1.50%, 10/15/2052 (a) (c)	27,000	1,579
Series 2019-3, Class XA, IO, 2.14%, 10/15/2052 (a) (c)	6,472	56
Series 2019-3, Class A, 2.71%, 10/15/2052 (c)	844	832
Series 2021-1, Class A, 1.57%, 4/15/2053 (c)	3,027	2,861
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (c)	2,315	2,228
Series 2021-1A, Class B, 2.05%, 11/21/2033 (c)	1,237	1,191
Series 2021-1A, Class C, 2.70%, 11/21/2033 (c)	2,107	2,029
Diversified ABS Phase LLC Series 2024-1A, Class A1, 7.08%, 5/30/2044 ‡ (c)	4,881	4,864
E3 (Cayman Islands) Series 2019-1, Class B, 4.15%, 9/20/2055 ‡ (c)	1,103	945
Energy Assets, 8.11%, 8/25/2044 ‡	2,700	2,700
FirstKey Homes Trust
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (c)	10,000	9,628
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (c)	11,450	10,740
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 (c)	2,100	1,966
Series 2021-SFR2, Class C, 1.71%, 9/17/2038 (c)	4,000	3,741
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (c)	11,712	11,393
Series 2022-SFR1, Class E2, 5.00%, 5/19/2039 (c)	5,235	5,061
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 (c)	4,500	4,304
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (c)	13,050	12,440
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (c)	15,250	13,983
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (a) (c)	7,300	6,549
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (c)	15,222	14,039
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (a) (c)	3,600	3,227
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (c)	13,600	13,567
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (c)	14,900	14,771
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	219

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (c)	1,000	967
Series 2022-GT2, Class A, 7.90%, 7/25/2027 (c)	8,000	8,176
Series 2022-GT2, Class B, 10.07%, 7/25/2027 (c)	3,357	3,417
FRTKL Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (c)	3,800	3,517
FW Energy Asset Issuer LLC, 7.15%, 8/25/2044 ‡	8,400	8,400
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 ‡ (c)	1,442	1,265
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (c)	5,443	5,434
Series 2023-1A, Class B, 5.90%, 1/17/2061 ‡ (c)	5,708	5,236
Goodgreen Ltd.
Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (c)	12,026	12,089
Series 2024-1A, Class B, 8.12%, 7/15/2056 ‡ (c)	3,089	3,107
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (c)	200	186
HERO Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 ‡ (c)	3,445	3,098
Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (c)	567	521
HERO Funding II (Cayman Islands) Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (c)	148	148
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 ‡ (c)	446	412
HERO Funding Trust
Series 2015-1A, Class A, 3.84%, 9/21/2040 ‡ (c)	13	12
Series 2016-2A, Class A, 3.75%, 9/20/2041 ‡ (c)	2,315	2,196
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (c)	346	319
Series 2016-4A, Class A1, 3.57%, 9/20/2047 ‡ (c)	1,088	1,016
Series 2016-4A, Class A2, 4.29%, 9/20/2047 ‡ (c)	1,088	1,038
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (c)	526	497
Series 2017-2A, Class A1, 3.28%, 9/20/2048 ‡ (c)	782	711
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-1A, Class A, 2.59%, 9/20/2057 ‡ (c)	4,816	4,118
Hilton Grand Vacations Trust
Series 2022-1D, Class C, 4.69%, 6/20/2034 (c)	1,076	1,055
Series 2022-2A, Class C, 5.57%, 1/25/2037 (c)	2,827	2,820
Series 2020-AA, Class B, 4.22%, 2/25/2039 (c)	1,121	1,102
Series 2024-1B, Class B, 5.99%, 9/15/2039 (c)	1,356	1,389
Series 2024-1B, Class C, 6.62%, 9/15/2039 (c)	2,565	2,640
HIN Timeshare Trust Series 2020-A, Class B, 2.23%, 10/9/2039 (c)	1,168	1,097
HINNT LLC
Series 2024-A, Class B, 5.84%, 3/15/2043 (c)	6,990	7,097
Series 2024-A, Class C, 6.32%, 3/15/2043 (c)	13,366	13,566
Home Partners of America Trust
Series 2021-2, Class D, 2.65%, 12/17/2026 (c)	9,610	9,010
Series 2021-2, Class E1, 2.85%, 12/17/2026 (c)	10,571	9,824
Series 2019-1, Class A, 2.91%, 9/17/2039 (c)	3,504	3,295
Series 2019-1, Class E, 3.60%, 9/17/2039 (c)	3,316	3,097
Invitation Homes Trust
Series 2024-SFR1, Class B, 4.00%, 9/17/2029 (b) (c)	6,434	6,106
Series 2024-SFR1, Class D, 4.25%, 9/17/2029 (b) (c)	8,810	8,182
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 0.99%, 9/25/2026 (a) (c)	24	— (e)
Series 2012-4, Class A, IO, 0.96%, 9/25/2037 (a) (c)	1,813	31
Series 2012-6, Class A, IO, 0.58%, 5/25/2039 (a) (c)	1,805	20
Series 2015-2, Class A, IO, 3.05%, 7/25/2041 (a) (c)	434	44
LFT CRE Ltd. Series 2021-FL1, Class C, 7.40%, 6/15/2039 (a) (c)	8,000	7,755
Long Beach Mortgage Loan Trust Series 2004-1, Class M1, 6.14%, 2/25/2034 (a)	199	197
Madison Avenue Manufactured Housing Contract Trust Series 2002-A, 0.30%, 3/25/2032 ‡	22,343	140
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (c)	738	739
MVW LLC
Series 2020-1A, Class B, 2.73%, 10/20/2037 (c)	638	614
Series 2020-1A, Class C, 4.21%, 10/20/2037 (c)	426	414
SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-1A, Class C, 6.54%, 10/20/2040 (c)	4,897	4,970
Series 2023-2A, Class C, 7.06%, 11/20/2040 (c)	3,505	3,613
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (c)	1,258	1,188
Series 2021-1WA, Class C, 1.94%, 1/22/2041 (c)	2,063	1,935
Series 2022-2A, Class C, 7.62%, 10/21/2041 (c)	2,683	2,758
Series 2024-1A, Class C, 6.20%, 2/20/2043 (c)	1,721	1,755
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 6.00%, 11/25/2033 (d)	132	129
New Residential Mortgage LLC
Series 2020-FNT1, Class A, 5.44%, 6/25/2025 (c)	2,855	2,832
Series 2020-FNT2, Class A, 5.44%, 7/25/2025 (c)	319	316
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (c)	6,152	5,662
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (c)	3,451	3,364
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (c)	5,941	5,702
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (c)	8,812	8,455
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (c)	3,964	3,787
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (c)	4,568	4,317
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (c)	5,752	5,625
Ocwen Loan Investment Trust Series 2023-HB1, Class M1, 3.00%, 6/25/2036 ‡ (a) (c)	1,550	1,464
Pagaya AI Technology in Housing Trust
Series 2022-1, Class C, 4.25%, 8/25/2025 (c)	6,635	6,474
Series 2023-1, Class A, 3.60%, 10/25/2040 (c)	5,000	4,736
PRET LLC
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (a) (c)	8,080	8,026
Series 2022-NPL1, Class A1, 2.98%, 1/25/2052 (c) (d)	3,375	3,394
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 ‡ (c) (d)	8,800	8,355
Pretium Mortgage Credit Partners I LLC Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (c) (d)	2,599	2,621
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Progress Residential
Series 2021-SFR1, Class D, 1.81%, 4/17/2038 (c)	4,000	3,784
Series 2021-SFR4, Class E1, 2.41%, 5/17/2038 (c)	2,000	1,878
Series 2021-SFR4, Class E2, 2.56%, 5/17/2038 (c)	3,903	3,660
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (c)	11,300	10,850
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (c)	3,000	2,848
Series 2021-SFR2, Class E1, 2.55%, 4/19/2038 (c)	9,550	9,059
Series 2021-SFR5, Class E1, 2.21%, 7/17/2038 (c)	6,775	6,351
Series 2021-SFR8, Class E2, 2.53%, 10/17/2038 (c)	6,000	5,632
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (c)	4,555	4,421
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (c)	11,870	11,653
Series 2021-SFR7, Class C, 2.04%, 8/17/2040 (c)	6,246	5,608
Series 2021-SFR10, Class E1, 3.57%, 12/17/2040 (c)	7,400	6,805
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (a) (c)	2,576	2,355
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (a) (c)	2,625	2,345
PRPM LLC Series 2021-7, Class A1, 4.87%, 8/25/2026 (c) (d)	1,170	1,162
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (d)	479	118
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (c)	260	244
Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (c)	77	76
Series 2023-1A, Class A, 5.90%, 11/20/2058 ‡ (c)	14,862	14,843
Series 2024-1A, Class A, 6.21%, 11/20/2059 ‡ (c)	10,385	10,467
Repo Buyer RRI Trust, 0.00%, 4/14/2055 ‡	2,321	2,025
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 5.74%, 1/25/2036 (d)	51	43
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	221

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Sierra Timeshare Receivables Funding LLC
Series 2019-3A, Class B, 2.75%, 8/20/2036 (c)	894	893
Series 2021-1A, Class B, 1.34%, 11/20/2037 (c)	1,850	1,776
Series 2021-1A, Class C, 1.79%, 11/20/2037 (c)	1,175	1,130
Series 2022-3A, Class C, 7.63%, 7/20/2039 (c)	2,709	2,802
Series 2023-2A, Class C, 7.30%, 4/20/2040 (c)	4,346	4,447
Series 2022-2A, Class C, 6.36%, 6/20/2040 (c)	2,232	2,238
Series 2024-2A, Class C, 5.83%, 6/20/2041 (c)	4,491	4,533
Series 2024-1A, Class C, 5.94%, 1/20/2043 (c)	3,922	3,937
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032	9	8
Series 2002-AL1, Class A3, 3.45%, 2/25/2032	89	30
Tricon American Homes Trust Series 2019-SFR1, Class E, 3.40%, 3/17/2038 (c)	4,000	3,865
Tricon Residential Trust Series 2022-SFR1, Class E1, 5.34%, 4/17/2039 (c)	5,669	5,597
VCAT LLC
Series 2021-NPL1, Class A1, 5.29%, 12/26/2050 (c) (d)	885	883
Series 2021-NPL2, Class A1, 5.11%, 3/27/2051 (c) (d)	1,501	1,497
Series 2021-NPL5, Class A1, 4.87%, 8/25/2051 (c) (d)	6,143	6,139
vMobo, Inc., 7.46%, 7/18/2027 ‡	9,998	9,521
VOLT C LLC Series 2021-NPL9, Class A1, 4.99%, 5/25/2051 (c) (d)	8,717	8,711
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (c) (d)	1,173	1,151
VOLT XCII LLC Series 2021-NPL1, Class A1, 4.89%, 2/27/2051 (c) (d)	3,543	3,532
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (c) (d)	4,087	4,091
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (c) (d)	5,747	5,745
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (c) (d)	4,480	4,507
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (c) (d)	2,017	2,036
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (c) (d)	3,243	3,247
VSE VOI Mortgage LLC Series 2018-A, Class A, 3.56%, 2/20/2036 (c)	151	151
Welk Resorts LLC
Series 2019-AA, Class A, 2.80%, 6/15/2038 (c)	777	750
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-AA, Class C, 3.34%, 6/15/2038 (c)	768	736
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (c)	3,380	3,272
Series 2024-1A, Class B, 6.56%, 1/20/2038 (c)	6,399	6,459
Series 2024-1A, Class C, 7.06%, 1/20/2038 (c)	5,261	5,317
Total Asset-Backed Securities (Cost $713,104)		717,004
Collateralized Mortgage Obligations — 10.8%
Ajax Mortgage Loan Trust Series 2022-A, Class A1, 3.50%, 10/25/2061 (c) (d)	2,163	2,078
Alternative Loan Trust
Series 2004-J3, Class 4A1, 4.75%, 4/25/2019	7	7
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	304	312
Series 2005-1CB, Class 1A6, IF, IO, 1.71%, 3/25/2035 (a)	183	14
Series 2005-22T1, Class A2, IF, IO, 4.40%, 6/25/2035 (a)	1,268	94
Series 2005-20CB, Class 3A8, IF, IO, 4.08%, 7/25/2035 (a)	1,189	54
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	50	20
Series 2005-37T1, Class A2, IF, IO, 4.59%, 9/25/2035 (a)	2,294	141
Series 2005-54CB, Class 1A2, IF, IO, 4.18%, 11/25/2035 (a)	1,088	66
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	182	141
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	6	5
Series 2005-57CB, Class 3A2, IF, IO, 4.43%, 12/25/2035 (a)	145	13
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	99	88
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	184	109
Series 2006-7CB, Class 1A2, IF, IO, 4.63%, 5/25/2036 (a)	6,982	666
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	296	153
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (c)	1	1
Anchor Mortgage Trust, 8.23%, 3/25/2031 ‡ (a)	12,000	12,291
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (a) (c)	28	9
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	27	19
Series 2004-3, Class 1A1, 5.50%, 10/25/2034	44	41
Series 2005-1, Class 30, IO, 5.50%, 2/25/2035	56	8
SEE NOTES TO FINANCIAL STATEMENTS.

222	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-4, Class 30, PO, 8/25/2035	21	14
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	86	76
Series 2005-7, Class 30, PO, 11/25/2035	7	7
Series 2005-8, Class 30, PO, 1/25/2036	29	19
Banc of America Mortgage Trust
Series 2003-C, Class 3A1, 6.75%, 4/25/2033 (a)	10	10
Series 2003-J, Class 3A2, 4.80%, 11/25/2033 (a)	46	44
Baring Frn Series 2021-EBO1, Class PA, 0.00%, 4/1/2034 ‡ (a)	1,192	1,191
Bear Stearns ARM Trust
Series 2003-4, Class 3A1, 7.04%, 7/25/2033 (a)	39	38
Series 2003-7, Class 3A, 7.05%, 10/25/2033 (a)	11	11
Series 2004-1, Class 12A1, 5.19%, 4/25/2034 (a)	102	90
Series 2004-2, Class 14A, 4.56%, 5/25/2034 (a)	39	36
Series 2006-1, Class A1, 7.66%, 2/25/2036 (a)	124	117
Bear Stearns Asset-Backed Securities Trust Series 2003-AC5, Class A1, 5.75%, 10/25/2033 (d)	70	76
Brean Asset-Backed Securities Trust Series 2024-RM8, Class A1, 4.50%, 5/25/2064 ‡ (c)	6,317	5,989
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-9, Class 1P, PO, 11/25/2033	3	2
CFMT LLC
Series 2024-HB14, Class M1, 3.00%, 6/25/2034 ‡ (a) (c)	5,430	5,029
Series 2024-HB14, Class M2, 3.00%, 6/25/2034 ‡ (a) (c)	2,235	2,014
Series 2024-HB15, Class M2, 4.00%, 8/25/2034 ‡ (a) (c)	1,915	1,792
Chase Mortgage Finance Trust
Series 2007-A2, Class 2A1, 6.33%, 6/25/2035 (a)	74	73
Series 2007-A1, Class 9A1, 6.21%, 2/25/2037 (a)	63	62
Series 2007-A1, Class 1A3, 6.22%, 2/25/2037 (a)	224	221
Series 2007-A1, Class 2A1, 6.68%, 2/25/2037 (a)	20	19
Series 2007-A1, Class 7A1, 7.61%, 2/25/2037 (a)	9	9
CHL Mortgage Pass-Through Trust
Series 2004-3, PO, 4/25/2034	5	4
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-3, Class A26, 5.50%, 4/25/2034	60	59
Series 2004-HYB1, Class 2A, 5.49%, 5/20/2034 (a)	30	29
Series 2004-HYB3, Class 2A, 4.56%, 6/20/2034 (a)	111	102
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	156	157
Series 2004-7, Class 2A1, 5.58%, 6/25/2034 (a)	24	22
Series 2004-13, Class 1A4, 5.50%, 8/25/2034	123	121
Series 2004-HYB6, Class A3, 5.60%, 11/20/2034 (a)	103	99
Series 2005-16, Class A23, 5.50%, 9/25/2035	55	36
Series 2005-22, Class 2A1, 4.69%, 11/25/2035 (a)	322	263
Series 2007-4, Class 1A52, IF, IO, 0.01%, 5/25/2037 (a)	1,340	117
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	—	—
Series 2003-HYB1, Class A, 6.24%, 9/25/2033 (a)	25	25
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 6.11%, 9/25/2033 (a) (c)	47	47
Series 2004-UST1, Class A3, 6.10%, 8/25/2034 (a)	29	29
Series 2004-UST1, Class A6, 7.54%, 8/25/2034 (a)	15	14
Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (c)	242	234
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class W2, PO, 6/25/2031	—	—
Series 2003-1, Class WA2, 6.50%, 6/25/2031	1	—
Series 2003-1, Class 3, PO, 9/25/2033	10	7
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	9	9
Series 2005-1, Class 2A1A, 3.55%, 2/25/2035 (a)	98	82
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	117	117
Series 2005-5, Class 1A2, 4.74%, 8/25/2035 (a)	229	188
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.63%, 2/25/2033 (a)	247	249
Series 2003-AR15, Class 3A1, 7.40%, 6/25/2033 (a)	50	52
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	41	40
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	223

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-29, Class 1A1, 6.50%, 12/25/2033	76	78
Series 2003-29, Class 5A1, 7.00%, 12/25/2033	31	32
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	65	63
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	132	132
Series 2005-4, Class 2X, IO, 5.50%, 6/25/2035 (a)	336	28
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035	245	26
CSMC Trust
Series 2021-RPL1, Class A1, 4.07%, 9/27/2060 (a) (c)	8,758	8,762
Series 2021-JR2, Class A1, 2.22%, 11/25/2061 (a) (c)	1,520	1,509
Series 2021-JR1, Class A1, 5.47%, 9/27/2066 (a) (c)	3,301	3,301
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.41%, 2/25/2020 (a)	11	11
FARM Mortgage Trust Series 2023-1, Class A, 2.63%, 1/25/2052 (a) (c)	8,283	6,761
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	11,158	10,238
Series 2017-4, Class M60C, 3.50%, 6/25/2057	15,247	13,962
Series 2017-4, Class MT, 3.50%, 6/25/2057	2,255	2,062
Series 2018-3, Class M55D, 4.00%, 8/25/2057 (a)	7,917	7,384
Series 2018-2, Class M55D, 4.00%, 11/25/2057	9,273	8,678
Series 2019-1, Class MT, 3.50%, 7/25/2058	2,299	2,075
Series 2019-1, Class M55D, 4.00%, 7/25/2058	2,667	2,489
Series 2019-3, Class M55D, 4.00%, 10/25/2058	3,241	3,029
Series 2019-4, Class M55D, 4.00%, 2/25/2059	2,154	2,039
Series 2020-1, Class MT, 2.50%, 8/25/2059	3,818	3,220
Series 2020-1, Class M55G, 3.00%, 8/25/2059	3,657	3,326
Series 2020-2, Class MB, 2.00%, 11/25/2059	3,837	2,565
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	5,738	5,143
Series 2021-3, Class MBU, 2.50%, 3/25/2061	2,048	1,309
Series 2022-1, Class MBU, 3.25%, 11/25/2061	10,136	7,383
Series 2023-1, Class MT, 3.00%, 10/25/2062	14,118	11,992
Series 2024-1, Class MT, 3.00%, 11/25/2063	13,090	11,073
FHLMC, REMIC
Series 3614, Class QB, 4.00%, 12/15/2024	17	17
Series 2967, Class S, IF, 3.75%, 4/15/2025 (a)	—	—
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3022, Class SX, IF, 3.20%, 8/15/2025 (a)	2	2
Series 1829, Class ZB, 6.50%, 3/15/2026	—	—
Series 1863, Class Z, 6.50%, 7/15/2026	—	—
Series 1899, Class ZE, 8.00%, 9/15/2026	4	5
Series 1963, Class Z, 7.50%, 1/15/2027	4	4
Series 2470, Class SL, IF, 9.00%, 1/15/2027 (a)	1	1
Series 1985, Class PR, IO, 8.00%, 7/15/2027	1	—
Series 2065, Class PX, IO, 0.75%, 8/17/2027	123	—
Series 1987, Class PE, 7.50%, 9/15/2027	3	3
Series 2038, Class PN, IO, 7.00%, 3/15/2028	1	—
Series 2042, Class T, 7.00%, 3/15/2028	1	1
Series 2040, Class PE, 7.50%, 3/15/2028	9	9
Series 2060, Class Z, 6.50%, 5/15/2028	3	3
Series 2061, Class DC, IO, 6.50%, 6/15/2028	10	1
Series 2075, Class PH, 6.50%, 8/15/2028	28	29
Series 2086, Class GB, 6.00%, 9/15/2028	2	2
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	2	—
Series 2111, Class SB, IF, IO, 2.03%, 1/15/2029 (a)	17	—
Series 2110, Class PG, 6.00%, 1/15/2029	17	17
Series 2125, Class JZ, 6.00%, 2/15/2029	8	8
Series 2130, Class QS, 6.00%, 3/15/2029	9	9
Series 2132, Class ZL, 6.50%, 3/15/2029	4	4
Series 2132, Class SB, IF, 6.87%, 3/15/2029 (a)	3	3
Series 2141, IO, 7.00%, 4/15/2029	1	—
Series 2303, Class ZN, 8.50%, 4/15/2029	44	46
Series 2163, Class PC, IO, 7.50%, 6/15/2029	2	—
Series 2178, Class PB, 7.00%, 8/15/2029	4	4
Series 2201, Class C, 8.00%, 11/15/2029	5	5
Series 2204, Class GB, 8.00%, 12/20/2029 (a)	1	—
Series 2209, Class TC, 8.00%, 1/15/2030	26	27
Series 2210, Class Z, 8.00%, 1/15/2030	19	20
Series 2224, Class CB, 8.00%, 3/15/2030	6	6
Series 2247, Class Z, 7.50%, 8/15/2030	5	5
Series 2256, Class MC, 7.25%, 9/15/2030	14	15
Series 2254, Class Z, 9.00%, 9/15/2030	48	52
Series 2259, Class ZM, 7.00%, 10/15/2030	24	25
Series 2271, Class PC, 7.25%, 12/15/2030	24	26
Series 2296, Class PD, 7.00%, 3/15/2031	11	11
Series 2303, Class ZD, 7.00%, 4/15/2031	142	149
Series 2694, Class BA, 4.00%, 6/15/2031	1	1
Series 2359, Class ZB, 8.50%, 6/15/2031	18	20
Series 2388, Class UZ, 8.50%, 6/15/2031	7	7
Series 2344, Class ZD, 6.50%, 8/15/2031	54	57
Series 2344, Class ZJ, 6.50%, 8/15/2031	8	8
SEE NOTES TO FINANCIAL STATEMENTS.

224	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2345, Class NE, 6.50%, 8/15/2031	5	5
Series 2372, Class F, 5.97%, 10/15/2031 (a)	3	3
Series 2367, Class ZK, 6.00%, 10/15/2031	55	57
Series 2368, Class AS, IF, 6.71%, 10/15/2031 (a)	2	2
Series 2383, Class FD, 5.97%, 11/15/2031 (a)	3	3
Series 2399, Class TH, 6.50%, 1/15/2032	61	64
Series 2494, Class SX, IF, IO, 1.53%, 2/15/2032 (a)	161	11
Series 2410, Class QX, IF, IO, 3.18%, 2/15/2032 (a)	9	1
Series 2410, Class QS, IF, 5.28%, 2/15/2032 (a)	16	18
Series 2433, Class SA, IF, 6.71%, 2/15/2032 (a)	34	39
Series 2444, Class ES, IF, IO, 2.48%, 3/15/2032 (a)	12	1
Series 2450, Class SW, IF, IO, 2.53%, 3/15/2032 (a)	14	1
Series 2431, Class F, 5.97%, 3/15/2032 (a)	99	99
Series 2464, Class FE, 6.47%, 3/15/2032 (a)	51	52
Series 2423, Class MC, 7.00%, 3/15/2032	16	17
Series 2423, Class MT, 7.00%, 3/15/2032	19	20
Series 2434, Class TC, 7.00%, 4/15/2032	21	22
Series 2436, Class MC, 7.00%, 4/15/2032	21	21
Series 2450, Class GZ, 7.00%, 5/15/2032	20	22
Series 3393, Class JO, PO, 9/15/2032	62	54
Series 2513, Class ZC, 5.50%, 10/15/2032	46	48
Series 2517, Class Z, 5.50%, 10/15/2032	20	21
Series 2835, Class QO, PO, 12/15/2032	18	16
Series 2557, Class HL, 5.30%, 1/15/2033	180	181
Series 2552, Class FP, 6.47%, 1/15/2033 (a)	199	201
Series 2586, Class WI, IO, 6.50%, 3/15/2033	49	7
Series 2611, Class SQ, IF, 2.06%, 5/15/2033 (a)	15	15
Series 2631, Class SA, IF, 4.83%, 6/15/2033 (a)	9	10
Series 2692, Class SC, IF, 2.35%, 7/15/2033 (a)	41	42
Series 2671, Class S, IF, 4.73%, 9/15/2033 (a)	14	15
Series 2722, Class PF, 6.07%, 12/15/2033 (a)	398	398
Series 2763, Class ZA, 6.00%, 3/15/2034	1,428	1,496
Series 2779, Class ZC, 6.00%, 4/15/2034	899	943
Series 2802, Class ZY, 6.00%, 5/15/2034	237	248
Series 3318, Class BT, IF, 7.00%, 5/15/2034 (a)	456	458
Series 3611, PO, 7/15/2034	82	72
Series 3305, Class MB, IF, 7.95%, 7/15/2034 (a)	28	29
Series 3077, Class TO, PO, 4/15/2035	7	7
Series 2990, Class WP, IF, 2.92%, 6/15/2035 (a)	—	—
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3035, Class Z, 5.85%, 9/15/2035	446	466
Series 3117, Class EO, PO, 2/15/2036	50	44
Series 3117, Class OG, PO, 2/15/2036	31	27
Series 3117, Class OK, PO, 2/15/2036	54	46
Series 3143, Class BC, 5.50%, 2/15/2036	101	106
Series 3122, Class OH, PO, 3/15/2036	6	5
Series 3134, PO, 3/15/2036	8	6
Series 3152, Class MO, PO, 3/15/2036	101	88
Series 3122, Class ZB, 6.00%, 3/15/2036	33	35
Series 3138, PO, 4/15/2036	32	28
Series 3607, Class AO, PO, 4/15/2036	69	59
Series 3607, Class BO, PO, 4/15/2036	69	60
Series 3137, Class XP, 6.00%, 4/15/2036	334	354
Series 3219, Class DI, IO, 6.00%, 4/15/2036	44	8
Series 3149, Class SO, PO, 5/15/2036	36	31
Series 3151, PO, 5/15/2036	101	84
Series 3153, Class EO, PO, 5/15/2036	46	40
Series 3604, PO, 5/15/2036	73	61
Series 3171, Class MO, PO, 6/15/2036	30	27
Series 3179, Class OA, PO, 7/15/2036	36	31
Series 3194, Class SA, IF, IO, 1.63%, 7/15/2036 (a)	24	3
Series 3200, PO, 8/15/2036	72	61
Series 3232, Class ST, IF, IO, 1.23%, 10/15/2036 (a)	83	7
Series 3237, Class AO, PO, 11/15/2036	53	44
Series 3704, Class DT, 7.50%, 11/15/2036	384	412
Series 3704, Class ET, 7.50%, 12/15/2036	282	310
Series 3260, Class CS, IF, IO, 0.67%, 1/15/2037 (a)	48	5
Series 3262, Class SG, IF, IO, 0.93%, 1/15/2037 (a)	13	1
Series 3274, Class JO, PO, 2/15/2037	16	14
Series 3274, Class MO, PO, 2/15/2037	27	23
Series 3275, Class FL, 5.91%, 2/15/2037 (a)	14	13
Series 3290, Class SB, IF, IO, 0.98%, 3/15/2037 (a)	164	13
Series 3288, Class GS, IF, 5.80%, 3/15/2037 (a)	8	8
Series 3373, Class TO, PO, 4/15/2037	61	52
Series 3316, Class JO, PO, 5/15/2037	8	6
Series 3607, PO, 5/15/2037	184	152
Series 3322, Class NS, IF, 7.00%, 5/15/2037 (a)	334	350
Series 3371, Class FA, 6.07%, 9/15/2037 (a)	23	22
Series 3385, Class SN, IF, IO, 0.53%, 11/15/2037 (a)	39	3
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	225

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3387, Class SA, IF, IO, 0.95%, 11/15/2037 (a)	109	9
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (d)	343	3
Series 3404, Class SC, IF, IO, 0.53%, 1/15/2038 (a)	133	13
Series 3451, Class SA, IF, IO, 0.58%, 5/15/2038 (a)	9	1
Series 3537, Class MI, IO, 5.00%, 6/15/2038	194	24
Series 3461, Class LZ, 6.00%, 6/15/2038	53	56
Series 3481, Class SJ, IF, IO, 0.38%, 8/15/2038 (a)	153	15
Series 3895, Class WA, 5.64%, 10/15/2038 (a)	84	87
Series 3511, Class SA, IF, IO, 0.53%, 2/15/2039 (a)	40	3
Series 3546, Class A, 6.40%, 2/15/2039 (a)	20	20
Series 3531, Class SA, IF, IO, 0.83%, 5/15/2039 (a)	149	4
Series 3549, Class FA, 6.67%, 7/15/2039 (a)	10	10
Series 4580, Class PT, 6.70%, 8/15/2039 (a)	447	462
Series 3572, Class JS, IF, IO, 1.33%, 9/15/2039 (a)	86	6
Series 3621, PO, 1/15/2040	132	109
Series 3621, Class BO, PO, 1/15/2040	88	76
Series 3623, Class LO, PO, 1/15/2040	110	91
Series 3632, Class BS, IF, 15.65%, 2/15/2040 (a)	318	324
Series 3714, Class IP, IO, 5.00%, 8/15/2040	195	10
Series 3740, Class SC, IF, IO, 0.53%, 10/15/2040 (a)	194	21
Series 3747, Class PY, 4.00%, 10/15/2040	898	882
Series 3747, Class CY, 4.50%, 10/15/2040	1,280	1,284
Series 3753, PO, 11/15/2040	617	490
Series 3770, Class PY, 5.00%, 12/15/2040	1,655	1,654
Series 3860, Class PZ, 5.00%, 5/15/2041	2,609	2,639
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (a)	39	38
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (a)	70	71
Series 3966, Class NA, 4.00%, 12/15/2041	658	646
Series 4015, Class MY, 3.50%, 3/15/2042	825	785
Series 4136, Class HS, IF, 3.45%, 11/15/2042 (a)	352	233
Series 4177, Class MQ, 2.50%, 3/15/2043	1,000	863
Series 4274, Class EM, 4.00%, 11/15/2043	1,000	931
Series 4280, Class EO, PO, 12/15/2043	416	318
Series 4281, Class OB, PO, 12/15/2043	438	336
Series 4377, Class JP, 3.00%, 8/15/2044	1,992	1,880
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 4456, Class SA, IF, IO, 0.68%, 3/15/2045 (a)	2,782	386
Series 4480, Class SE, IF, IO, 0.71%, 6/15/2045 (a)	2,890	382
Series 4888, Class AZ, 4.00%, 12/15/2048	3,661	3,492
Series 4848, Class QY, 4.50%, 12/15/2048	678	651
Series 4903, Class SN, IF, IO, 0.64%, 8/25/2049 (a)	8,150	1,177
Series 4982, Class JA, 1.50%, 3/25/2050	6,149	4,901
Series 5028, Class JG, 1.50%, 8/25/2050	6,870	5,486
Series 5036, Class NA, 0.50%, 11/25/2050	7,618	5,252
Series 5048, Class TI, IO, 3.00%, 11/25/2050	16,964	2,821
Series 5054, Class DZ, 2.00%, 12/25/2050	14,295	7,509
Series 5156, Class DC, 2.00%, 9/25/2051	17,059	14,863
Series 5190, Class PH, 2.50%, 2/25/2052	3,638	3,319
Series 4862, Class NO, PO, 8/15/2057	15,915	10,220
FHLMC, STRIPS
Series 191, IO, 8.00%, 1/1/2028	104	8
Series 197, PO, 4/1/2028	46	44
Series 233, Class 11, IO, 5.00%, 9/15/2035	101	17
Series 233, Class 12, IO, 5.00%, 9/15/2035	59	9
Series 233, Class 13, IO, 5.00%, 9/15/2035	137	21
Series 239, Class S30, IF, IO, 2.23%, 8/15/2036 (a)	203	27
Series 262, Class 35, 3.50%, 7/15/2042	5,355	5,083
Series 299, Class 300, 3.00%, 1/15/2043	206	191
Series 310, PO, 9/15/2043	741	571
Series 406, PO, 10/25/2053	8,864	7,342
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.34%, 7/25/2032 (a)	114	106
Series T-76, Class 2A, 2.36%, 10/25/2037 (a)	1,351	1,337
Series T-42, Class A5, 7.50%, 2/25/2042	406	433
Series T-51, Class 2A, 7.50%, 8/25/2042 (a)	42	45
Series T-54, Class 2A, 6.50%, 2/25/2043	841	865
Series T-54, Class 3A, 7.00%, 2/25/2043	386	410
Series T-56, Class A5, 5.23%, 5/25/2043	660	646
Series T-58, Class A, PO, 9/25/2043	44	31
Series T-51, Class 1A, 6.50%, 9/25/2043 (a)	33	35
Series T-59, Class 1AP, PO, 10/25/2043	43	23
Series T-62, Class 1A1, 6.36%, 10/25/2044 (a)	448	405
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 5.94%, 10/25/2034 (a)	71	70
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	130	63
SEE NOTES TO FINANCIAL STATEMENTS.

226	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-FA4, Class 1A2, IF, IO, 0.26%, 8/25/2037 (a)	2,444	230
FN, 4.33%, 1/1/2030 ‡ (b)	5,436	5,424
FNMA Trust, Whole Loan
Series 2003-W17, Class 1A7, 5.75%, 8/25/2033	1,739	1,758
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	125	130
Series 2003-W8, Class 3F1, 5.86%, 5/25/2042 (a)	82	81
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	115	121
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	68	70
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	73	76
Series 2005-W3, Class 2AF, 5.68%, 3/25/2045 (a)	165	164
Series 2005-W4, Class 3A, 4.60%, 6/25/2045 (a)	319	313
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	62	64
Series 2006-W2, Class 1AF1, 5.68%, 2/25/2046 (a)	85	84
FNMA, Grantor Trust, Whole Loan
Series 2001-T7, Class A1, 7.50%, 2/25/2041	202	214
Series 2001-T12, Class A1, 6.50%, 8/25/2041	2,039	2,059
Series 2001-T12, Class A2, 7.50%, 8/25/2041	103	104
Series 2001-T10, PO, 12/25/2041	7	6
Series 2002-T4, Class A2, 7.00%, 12/25/2041	78	81
Series 2002-T4, Class A3, 7.50%, 12/25/2041	190	201
Series 2002-T16, Class A2, 7.00%, 7/25/2042	74	78
Series 2002-T19, Class A2, 7.00%, 7/25/2042	176	187
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	124	128
Series 2004-T3, Class PT1, 9.28%, 1/25/2044 (a)	96	100
FNMA, REMIC
Series 1995-2, Class Z, 8.50%, 1/25/2025	—	—
Series 2006-72, Class HO, PO, 8/25/2026	8	8
Series 2006-94, Class GI, IF, IO, 1.19%, 10/25/2026 (a)	93	2
Series 2006-94, Class GK, IF, 5.93%, 10/25/2026 (a)	4	4
Series G97-2, Class ZA, 8.50%, 2/17/2027	5	5
Series 1997-27, Class J, 7.50%, 4/18/2027	1	1
Series 1997-24, Class Z, 8.00%, 4/18/2027	1	1
Series 1997-46, Class Z, 7.50%, 6/17/2027	28	29
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	1	—
Series 1998-30, Class ZA, 6.50%, 5/20/2028	69	70
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 1998-36, Class ZB, 6.00%, 7/18/2028	8	8
Series 2002-7, Class FD, 6.16%, 4/25/2029 (a)	22	22
Series 1999-62, Class PB, 7.50%, 12/18/2029	7	7
Series 2000-52, IO, 8.50%, 1/25/2031	2	—
Series 2002-60, Class FA, 6.21%, 2/25/2031 (a)	68	68
Series 2002-60, Class FB, 6.21%, 2/25/2031 (a)	68	68
Series 2001-4, Class ZA, 6.50%, 3/25/2031	76	77
Series 2001-7, Class PF, 7.00%, 3/25/2031	3	3
Series 2002-50, Class ZA, 6.00%, 5/25/2031	121	124
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	12	1
Series 2001-49, Class LZ, 8.50%, 7/25/2031	20	21
Series 2001-38, Class FB, 5.96%, 8/25/2031 (a)	13	13
Series 2001-36, Class DE, 7.00%, 8/25/2031	18	18
Series 2001-44, Class PD, 7.00%, 9/25/2031	6	7
Series 2001-44, Class PU, 7.00%, 9/25/2031	15	16
Series 2001-53, Class FX, 5.81%, 10/25/2031 (a)	91	90
Series 2003-52, Class SX, IF, 6.56%, 10/25/2031 (a)	5	5
Series 2001-61, Class Z, 7.00%, 11/25/2031	50	52
Series 2001-72, Class SX, IF, 4.74%, 12/25/2031 (a)	3	3
Series 2002-1, Class SA, IF, 7.43%, 2/25/2032 (a)	3	3
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (a)	38	1
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (a)	2	2
Series 2002-30, Class Z, 6.00%, 5/25/2032	76	79
Series 2002-37, Class Z, 6.50%, 6/25/2032	5	6
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	86	7
Series 2011-39, Class ZA, 6.00%, 11/25/2032	538	560
Series 2004-61, Class FH, 6.26%, 11/25/2032 (a)	460	462
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (a)	18	19
Series 2004-59, Class BG, PO, 12/25/2032	27	24
Series 2002-77, Class S, IF, 4.47%, 12/25/2032 (a)	13	14
Series 2003-2, Class F, 6.21%, 2/25/2033 (a)	188	188
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	52	1
Series 2003-22, Class UD, 4.00%, 4/25/2033	167	164
Series 2003-39, IO, 6.00%, 5/25/2033 (a)	8	1
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	227

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	183	28
Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	243	32
Series 2003-132, Class OA, PO, 8/25/2033	2	1
Series 2003-74, Class SH, IF, 0.34%, 8/25/2033 (a)	18	18
Series 2003-132, Class PI, IO, 5.50%, 8/25/2033	11	—
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	97	13
Series 2003-91, Class SD, IF, 3.39%, 9/25/2033 (a)	13	13
Series 2003-86, Class ZA, 5.50%, 9/25/2033	98	102
Series 2003-105, Class AZ, 5.50%, 10/25/2033	531	550
Series 2003-116, Class SB, IF, IO, 2.14%, 11/25/2033 (a)	92	8
Series 2006-44, Class P, PO, 12/25/2033	214	184
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	576	602
Series 2003-130, Class SX, IF, 3.33%, 1/25/2034 (a)	2	2
Series 2004-87, Class F, 6.21%, 1/25/2034 (a)	75	75
Series 2004-46, Class EP, PO, 3/25/2034	23	22
Series 2004-28, Class PF, 5.86%, 3/25/2034 (a)	56	56
Series 2004-25, Class SA, IF, 4.50%, 4/25/2034 (a)	27	30
Series 2004-17, Class H, 5.50%, 4/25/2034	167	173
Series 2004-46, Class SK, IF, 1.48%, 5/25/2034 (a)	11	11
Series 2004-46, Class QB, IF, 2.15%, 5/25/2034 (a)	29	32
Series 2004-36, Class SA, IF, 4.50%, 5/25/2034 (a)	57	65
Series 2004-51, Class SY, IF, 3.31%, 7/25/2034 (a)	8	8
Series 2004-50, Class VZ, 5.50%, 7/25/2034	770	799
Series 2014-44, Class B, 2.50%, 8/25/2034	685	650
Series 2005-7, Class LO, PO, 2/25/2035	174	160
Series 2005-15, Class MO, PO, 3/25/2035	63	54
Series 2005-13, Class FL, 5.86%, 3/25/2035 (a)	42	41
Series 2005-74, Class SK, IF, 5.11%, 5/25/2035 (a)	12	12
Series 2005-103, Class SC, IF, 1.01%, 7/25/2035 (a)	137	135
Series 2005-56, Class S, IF, IO, 1.25%, 7/25/2035 (a)	115	11
Series 2005-66, Class SV, IF, IO, 1.29%, 7/25/2035 (a)	68	4
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-66, Class SG, IF, 3.72%, 7/25/2035 (a)	49	52
Series 2005-73, Class PS, IF, 3.04%, 8/25/2035 (a)	27	28
Series 2005-68, Class PG, 5.50%, 8/25/2035	99	101
Series 2005-90, PO, 9/25/2035	9	9
Series 2005-90, Class AO, PO, 10/25/2035	8	7
Series 2010-39, Class OT, PO, 10/25/2035	61	52
Series 2005-90, Class ES, IF, 3.22%, 10/25/2035 (a)	89	95
Series 2005-84, Class XM, 5.75%, 10/25/2035	45	46
Series 2005-106, Class US, IF, 4.53%, 11/25/2035 (a)	41	45
Series 2006-8, Class WQ, PO, 3/25/2036	212	174
Series 2006-8, Class WN, IF, IO, 1.24%, 3/25/2036 (a)	777	81
Series 2006-16, Class HZ, 5.50%, 3/25/2036	49	51
Series 2006-23, Class KO, PO, 4/25/2036	21	19
Series 2006-27, Class OH, PO, 4/25/2036	40	34
Series 2006-44, Class GO, PO, 6/25/2036	82	71
Series 2006-50, Class JO, PO, 6/25/2036	45	38
Series 2006-50, Class PS, PO, 6/25/2036	67	60
Series 2006-53, Class US, IF, IO, 1.12%, 6/25/2036 (a)	124	13
Series 2006-58, PO, 7/25/2036	84	72
Series 2006-58, Class AP, PO, 7/25/2036	30	26
Series 2006-65, Class QO, PO, 7/25/2036	33	28
Series 2006-56, Class FT, 6.21%, 7/25/2036 (a)	288	294
Series 2006-63, Class ZH, 6.50%, 7/25/2036	106	113
Series 2006-72, Class GO, PO, 8/25/2036	54	47
Series 2006-72, Class TO, PO, 8/25/2036	31	27
Series 2006-79, Class DO, PO, 8/25/2036	53	45
Series 2007-7, Class SG, IF, IO, 1.04%, 8/25/2036 (a)	254	32
Series 2006-77, Class PC, 6.50%, 8/25/2036	173	178
Series 2006-78, Class BZ, 6.50%, 8/25/2036	59	63
Series 2006-86, Class OB, PO, 9/25/2036	69	57
Series 2006-90, Class AO, PO, 9/25/2036	41	36
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	386	71
Series 2006-110, PO, 11/25/2036	38	33
Series 2006-111, Class EO, PO, 11/25/2036	27	23
Series 2006-105, Class ME, 5.50%, 11/25/2036	391	407
Series 2006-115, Class OK, PO, 12/25/2036	79	63
SEE NOTES TO FINANCIAL STATEMENTS.

228	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-119, PO, 12/25/2036	30	26
Series 2006-117, Class GS, IF, IO, 1.19%, 12/25/2036 (a)	94	6
Series 2006-118, Class A2, 5.52%, 12/25/2036 (a)	47	45
Series 2006-120, Class PF, 5.71%, 12/25/2036 (a)	33	32
Series 2006-120, IO, 6.50%, 12/25/2036	148	22
Series 2015-91, Class AC, 7.50%, 12/25/2036	1,145	1,215
Series 2006-126, Class AO, PO, 1/25/2037	147	125
Series 2007-1, Class SD, IF, 6.22%, 2/25/2037 (a)	33	57
Series 2007-14, Class OP, PO, 3/25/2037	55	47
Series 2007-22, Class SC, IF, IO, 0.62%, 3/25/2037 (a)	17	—
Series 2007-14, Class ES, IF, IO, 0.98%, 3/25/2037 (a)	1,764	177
Series 2009-63, Class P, 5.00%, 3/25/2037	8	8
Series 2007-18, Class MZ, 6.00%, 3/25/2037	159	168
Series 2007-16, Class FC, 6.21%, 3/25/2037 (a)	19	19
Series 2007-46, Class ZK, 5.50%, 5/25/2037	142	148
Series 2007-39, Class EF, 5.71%, 5/25/2037 (a)	18	18
Series 2007-54, Class WI, IF, IO, 0.64%, 6/25/2037 (a)	165	15
Series 2007-72, Class EK, IF, IO, 0.94%, 7/25/2037 (a)	469	50
Series 2007-65, Class KI, IF, IO, 1.16%, 7/25/2037 (a)	96	10
Series 2007-60, Class AX, IF, IO, 1.69%, 7/25/2037 (a)	150	21
Series 2007-79, Class SB, IF, 3.98%, 8/25/2037 (a)	14	17
Series 2007-76, Class ZG, 6.00%, 8/25/2037	107	111
Series 2007-78, Class CB, 6.00%, 8/25/2037	44	47
Series 2007-88, Class VI, IF, IO, 1.08%, 9/25/2037 (a)	72	8
Series 2009-86, Class OT, PO, 10/25/2037	231	195
Series 2007-100, Class SM, IF, IO, 0.99%, 10/25/2037 (a)	160	15
Series 2007-91, Class ES, IF, IO, 1.00%, 10/25/2037 (a)	242	24
Series 2007-112, Class SA, IF, IO, 0.99%, 12/25/2037 (a)	430	54
Series 2007-116, Class HI, IO, 0.74%, 1/25/2038 (a)	319	17
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2008-1, Class BI, IF, IO, 0.45%, 2/25/2038 (a)	122	11
Series 2008-12, Class CO, PO, 3/25/2038	250	217
Series 2008-16, Class IS, IF, IO, 0.74%, 3/25/2038 (a)	82	7
Series 2008-10, Class XI, IF, IO, 0.77%, 3/25/2038 (a)	73	7
Series 2008-20, Class SA, IF, IO, 1.53%, 3/25/2038 (a)	98	10
Series 2009-79, Class UA, 7.00%, 3/25/2038	9	9
Series 2008-32, Class SA, IF, IO, 1.39%, 4/25/2038 (a)	17	1
Series 2008-27, Class SN, IF, IO, 1.44%, 4/25/2038 (a)	37	4
Series 2008-44, PO, 5/25/2038	10	8
Series 2008-53, Class CI, IF, IO, 1.74%, 7/25/2038 (a)	40	4
Series 2011-47, Class ZA, 5.50%, 7/25/2038	200	205
Series 2008-80, Class SA, IF, IO, 0.39%, 9/25/2038 (a)	93	8
Series 2008-81, Class SB, IF, IO, 0.39%, 9/25/2038 (a)	99	7
Series 2008-80, Class GP, 6.25%, 9/25/2038	9	10
Series 2009-6, Class GS, IF, IO, 1.09%, 2/25/2039 (a)	48	5
Series 2009-4, Class BD, 4.50%, 2/25/2039	4	3
Series 2009-17, Class QS, IF, IO, 1.19%, 3/25/2039 (a)	44	4
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	134	21
Series 2009-47, Class MT, 7.00%, 7/25/2039	8	8
Series 2009-69, PO, 9/25/2039	58	47
Series 2009-84, Class WS, IF, IO, 0.44%, 10/25/2039 (a)	45	4
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	93	16
Series 2009-92, Class AD, 6.00%, 11/25/2039	44	44
Series 2009-99, Class SC, IF, IO, 0.72%, 12/25/2039 (a)	34	3
Series 2009-99, Class WA, 6.33%, 12/25/2039 (a)	162	165
Series 2009-103, Class MB, 6.92%, 12/25/2039 (a)	245	247
Series 2009-112, Class ST, IF, IO, 0.79%, 1/25/2040 (a)	113	11
Series 2009-113, Class FB, 6.01%, 1/25/2040 (a)	104	103
Series 2010-23, Class KS, IF, IO, 1.64%, 2/25/2040 (a)	74	6
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	229

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2010-1, Class WA, 6.27%, 2/25/2040 (a)	316	323
Series 2010-49, Class SC, IF, 1.73%, 3/25/2040 (a)	115	110
Series 2010-16, Class WB, 6.13%, 3/25/2040 (a)	713	729
Series 2010-16, Class WA, 6.44%, 3/25/2040 (a)	277	283
Series 2010-35, Class SB, IF, IO, 0.96%, 4/25/2040 (a)	96	7
Series 2010-40, Class FJ, 6.06%, 4/25/2040 (a)	26	26
Series 2010-42, Class S, IF, IO, 0.94%, 5/25/2040 (a)	41	3
Series 2010-43, Class FD, 6.06%, 5/25/2040 (a)	129	128
Series 2010-61, Class WA, 6.00%, 6/25/2040 (a)	104	106
Series 2010-68, Class SA, IF, IO, 4.33%, 7/25/2040 (a)	286	21
Series 2010-103, Class ME, 4.00%, 9/25/2040	339	331
Series 2010-111, Class AM, 5.50%, 10/25/2040	373	392
Series 2010-125, Class SA, IF, IO, 3.77%, 11/25/2040 (a)	268	11
Series 2010-130, Class CY, 4.50%, 11/25/2040	1,330	1,333
Series 2010-123, Class FL, 5.89%, 11/25/2040 (a)	35	35
Series 2010-147, Class SA, IF, IO, 1.07%, 1/25/2041 (a)	1,075	161
Series 2011-20, Class MW, 5.00%, 3/25/2041	1,674	1,668
Series 2011-30, Class LS, IO, 0.64%, 4/25/2041 (a)	200	10
Series 2011-75, Class FA, 6.01%, 8/25/2041 (a)	26	26
Series 2011-118, Class LB, 7.00%, 11/25/2041	313	333
Series 2011-118, Class MT, 7.00%, 11/25/2041	522	553
Series 2011-118, Class NT, 7.00%, 11/25/2041	509	542
Series 2013-2, Class LZ, 3.00%, 2/25/2043	33	24
Series 2013-4, Class AJ, 3.50%, 2/25/2043	1,001	948
Series 2013-92, PO, 9/25/2043	729	560
Series 2013-101, Class DO, PO, 10/25/2043	817	622
Series 2024-6, Class AL, 2.00%, 3/25/2044	13,199	10,023
Series 2018-11, Class LA, 3.50%, 7/25/2045	1,143	1,113
Series 2018-63, Class DA, 3.50%, 9/25/2048	513	475
Series 2018-68, Class DZ, 4.00%, 9/25/2048	1,071	1,021
Series 2019-20, Class H, 3.50%, 5/25/2049	1,470	1,350
Series 2019-32, Class SD, IF, IO, 0.59%, 6/25/2049 (a)	7,791	804
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2010-103, Class SB, IF, IO, 0.64%, 11/25/2049 (a)	346	33
Series 2020-11, Class JW, 3.00%, 3/25/2050	3,056	2,369
Series 2020-36, Class SH, IF, IO, 0.59%, 6/25/2050 (a)	10,981	1,205
Series 2020-45, Class KG, 2.00%, 7/25/2050	3,881	3,176
Series 2020-61, Class SB, IF, IO, 3.53%, 9/25/2050 (a)	7,022	329
Series 2011-2, Class WA, 5.83%, 2/25/2051 (a)	57	60
Series 2011-43, Class WA, 5.74%, 5/25/2051 (a)	67	70
Series 2011-58, Class WA, 5.50%, 7/25/2051 (a)	341	339
Series 2022-1, Class CZ, 3.00%, 12/25/2051	2,655	1,676
Series 2012-21, Class WA, 5.64%, 3/25/2052 (a)	454	476
FNMA, REMIC Trust Series 2001-W4, Class AF6, 5.11%, 1/25/2032 (d)	2	2
FNMA, REMIC Trust, Whole Loan
Series 2004-W4, Class A7, 5.50%, 6/25/2034	314	314
Series 2007-W2, Class 1A1, 5.78%, 3/25/2037 (a)	137	134
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	57	58
Series 2007-W7, Class 1A4, IF, 6.40%, 7/25/2037 (a)	7	10
Series 2001-W3, Class A, 7.00%, 9/25/2041 (a)	201	200
Series 2002-W10, IO, 0.89%, 8/25/2042 (a)	904	30
Series 2003-W4, Class 2A, 5.31%, 10/25/2042 (a)	15	15
Series 2003-W1, Class 1A1, 4.77%, 12/25/2042 (a)	107	107
Series 2003-W1, Class 2A, 5.25%, 12/25/2042 (a)	74	74
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	253	263
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	69	72
Series 2006-W3, Class 1AF1, 5.70%, 10/25/2046 (a)	46	46
Series 2009-W1, Class A, 6.00%, 12/25/2049	275	284
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 4.57%, 6/27/2036 (a)	131	132
Series 2007-54, Class FA, 5.86%, 6/25/2037 (a)	59	58
Series 2007-64, Class FB, 5.83%, 7/25/2037 (a)	111	110
Series 2007-106, Class A7, 6.02%, 10/25/2037 (a)	26	27
SEE NOTES TO FINANCIAL STATEMENTS.

230	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-7, Class A1, 6.50%, 12/25/2042	128	131
FNMA, STRIPS
Series 285, Class 1, PO, 2/25/2027	—	—
Series 331, Class 13, IO, 7.00%, 11/25/2032	60	8
Series 345, Class 6, IO, 5.00%, 12/25/2033 (a)	27	3
Series 351, Class 7, IO, 5.00%, 4/25/2034 (a)	60	7
Series 356, Class 3, IO, 5.00%, 1/25/2035	76	10
Series 365, Class 8, IO, 5.50%, 5/25/2036	99	19
Series 373, Class 1, PO, 7/25/2036	626	542
Series 374, Class 5, IO, 5.50%, 8/25/2036	36	6
Series 393, Class 6, IO, 5.50%, 4/25/2037	16	2
Series 383, Class 32, IO, 6.00%, 1/25/2038	87	16
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 4.38%, 6/19/2035 (a)	125	121
GNMA
Series 2001-35, Class SA, IF, IO, 2.80%, 8/16/2031 (a)	18	—
Series 2003-41, Class ID, IO, 5.50%, 5/20/2033	103	—
Series 2010-41, Class WA, 5.81%, 10/20/2033 (a)	346	354
Series 2003-112, Class SA, IF, IO, 1.10%, 12/16/2033 (a)	132	1
Series 2004-28, Class S, IF, 4.67%, 4/16/2034 (a)	31	34
Series 2004-46, Class AO, PO, 6/20/2034	47	42
Series 2010-103, Class WA, 5.67%, 8/20/2034 (a)	194	198
Series 2004-73, Class JL, IF, IO, 1.10%, 9/16/2034 (a)	460	41
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (a)	10	10
Series 2004-90, Class SI, IF, IO, 0.65%, 10/20/2034 (a)	138	8
Series 2005-68, Class DP, IF, 3.29%, 6/17/2035 (a)	27	28
Series 2010-14, Class CO, PO, 8/20/2035	311	280
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (a)	409	46
Series 2005-68, Class KI, IF, IO, 0.85%, 9/20/2035 (a)	260	24
Series 2005-72, Class AZ, 5.50%, 9/20/2035	208	211
Series 2005-85, IO, 5.50%, 11/16/2035	104	7
Series 2010-14, Class BO, PO, 11/20/2035	53	46
Series 2006-16, Class OP, PO, 3/20/2036	47	43
Series 2006-22, Class AO, PO, 5/20/2036	33	31
Series 2006-34, PO, 7/20/2036	27	25
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-59, Class SD, IF, IO, 1.25%, 10/20/2036 (a)	44	3
Series 2011-22, Class WA, 5.84%, 2/20/2037 (a)	575	594
Series 2007-57, PO, 3/20/2037	6	6
Series 2007-17, Class JO, PO, 4/16/2037	39	33
Series 2007-17, Class JI, IF, IO, 1.36%, 4/16/2037 (a)	281	27
Series 2010-129, Class AW, 5.86%, 4/20/2037 (a)	195	201
Series 2007-31, Class AO, PO, 5/16/2037	247	211
Series 2007-25, Class FN, 5.75%, 5/16/2037 (a)	35	35
Series 2007-28, Class BO, PO, 5/20/2037	6	6
Series 2007-26, Class SC, IF, IO, 0.75%, 5/20/2037 (a)	123	5
Series 2007-36, Class HO, PO, 6/16/2037	6	6
Series 2007-36, Class SE, IF, IO, 1.02%, 6/16/2037 (a)	123	3
Series 2007-36, Class SG, IF, IO, 1.02%, 6/20/2037 (a)	184	5
Series 2007-45, Class QA, IF, IO, 1.19%, 7/20/2037 (a)	57	3
Series 2007-40, Class SD, IF, IO, 1.30%, 7/20/2037 (a)	143	7
Series 2007-42, Class SB, IF, IO, 1.30%, 7/20/2037 (a)	141	7
Series 2007-53, Class SW, IF, 3.85%, 9/20/2037 (a)	18	19
Series 2009-79, Class OK, PO, 11/16/2037	84	74
Series 2007-74, Class SL, IF, IO, 1.09%, 11/16/2037 (a)	413	4
Series 2007-76, Class SA, IF, IO, 1.08%, 11/20/2037 (a)	115	3
Series 2007-79, Class SY, IF, IO, 1.10%, 12/20/2037 (a)	155	4
Series 2008-2, Class MS, IF, IO, 1.71%, 1/16/2038 (a)	86	7
Series 2008-1, PO, 1/20/2038	19	18
Series 2015-137, Class WA, 5.55%, 1/20/2038 (a)	166	172
Series 2008-13, Class PI, IO, 5.50%, 2/16/2038	231	18
Series 2008-10, Class S, IF, IO, 0.38%, 2/20/2038 (a)	62	1
Series 2009-106, Class ST, IF, IO, 0.55%, 2/20/2038 (a)	355	15
Series 2008-33, Class XS, IF, IO, 2.25%, 4/16/2038 (a)	69	5
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	231

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2008-36, Class SH, IF, IO, 0.85%, 4/20/2038 (a)	136	—
Series 2012-52, Class WA, 6.19%, 4/20/2038 (a)	1,437	1,489
Series 2008-40, Class SA, IF, IO, 0.95%, 5/16/2038 (a)	460	31
Series 2008-55, Class SA, IF, IO, 0.75%, 6/20/2038 (a)	69	2
Series 2008-62, Class SA, IF, IO, 0.70%, 7/20/2038 (a)	390	3
Series 2008-71, Class SC, IF, IO, 0.55%, 8/20/2038 (a)	24	—
Series 2012-59, Class WA, 5.57%, 8/20/2038 (a)	276	284
Series 2009-25, Class SE, IF, IO, 2.15%, 9/20/2038 (a)	65	3
Series 2011-97, Class WA, 6.09%, 11/20/2038 (a)	506	524
Series 2008-93, Class AS, IF, IO, 0.25%, 12/20/2038 (a)	110	7
Series 2008-96, Class SL, IF, IO, 0.55%, 12/20/2038 (a)	80	2
Series 2008-95, Class DS, IF, IO, 1.85%, 12/20/2038 (a)	259	7
Series 2011-163, Class WA, 5.87%, 12/20/2038 (a)	616	638
Series 2009-6, Class SA, IF, IO, 0.65%, 2/16/2039 (a)	76	—
Series 2009-10, Class SA, IF, IO, 0.50%, 2/20/2039 (a)	139	8
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	433	17
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	93	7
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	112	11
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	33	3
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	74	7
Series 2009-43, Class SA, IF, IO, 0.50%, 6/20/2039 (a)	93	4
Series 2009-42, Class SC, IF, IO, 0.63%, 6/20/2039 (a)	171	13
Series 2009-64, Class SN, IF, IO, 0.65%, 7/16/2039 (a)	113	6
Series 2009-54, Class JZ, 5.50%, 7/20/2039	706	725
Series 2009-67, Class SA, IF, IO, 0.60%, 8/16/2039 (a)	129	10
Series 2009-72, Class SM, IF, IO, 0.80%, 8/16/2039 (a)	234	17
Series 2009-104, Class AB, 7.00%, 8/16/2039	7	7
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2009-106, Class AS, IF, IO, 0.95%, 11/16/2039 (a)	305	29
Series 2015-91, Class W, 5.27%, 5/20/2040 (a)	546	562
Series 2013-75, Class WA, 5.10%, 6/20/2040 (a)	264	270
Series 2011-137, Class WA, 5.59%, 7/20/2040 (a)	915	945
Series 2010-130, Class CP, 7.00%, 10/16/2040	173	184
Series 2010-157, Class OP, PO, 12/20/2040	453	386
Series 2020-187, Class WA, 3.76%, 7/16/2041 (a)	4,173	3,983
Series 2011-100, Class MY, 4.00%, 7/20/2041	790	772
Series 2012-24, Class WA, 5.56%, 7/20/2041 (a)	1,321	1,358
Series 2013-26, Class AK, 4.69%, 9/20/2041 (a)	579	585
Series 2014-188, Class W, 4.56%, 10/20/2041 (a)	594	596
Series 2012-141, Class WA, 4.51%, 11/16/2041 (a)	2,099	2,088
Series 2012-141, Class WC, 3.72%, 1/20/2042 (a)	1,067	1,015
Series 2012-141, Class WB, 4.02%, 9/16/2042 (a)	1,637	1,570
Series 2012-138, Class PT, 4.00%, 11/16/2042 (a)	1,696	1,633
Series 2013-54, Class WA, 4.90%, 11/20/2042 (a)	1,082	1,104
Series 2017-99, Class PT, 6.01%, 8/20/2044 (a)	626	658
Series 2021-103, Class WA, 4.25%, 6/20/2045 (a)	3,257	3,187
Series 2019-31, Class HC, 3.50%, 5/20/2046	1,550	1,495
Series 2018-160, Class PA, 3.50%, 7/20/2046	1,033	1,013
Series 2016-90, Class LI, IO, 4.00%, 7/20/2046	1,601	248
Series 2019-31, Class TS, IF, IO, 0.60%, 3/20/2049 (a)	15,337	1,390
Series 2019-111, IO, 5.00%, 4/20/2049	5,197	781
Series 2019-65, Class ST, IF, IO, 0.60%, 5/20/2049 (a)	7,413	740
Series 2020-133, Class IH, IO, 5.00%, 6/20/2049	3,308	357
Series 2019-112, Class GS, IF, IO, 0.62%, 9/20/2049 (a)	1,780	209
Series 2019-112, Class SG, IF, IO, 0.65%, 9/20/2049 (a)	2,477	232
Series 2023-43, Class B, 4.00%, 12/20/2049	16,437	15,569
Series 2020-47, Class AI, IO, 4.50%, 4/16/2050	4,960	1,006
SEE NOTES TO FINANCIAL STATEMENTS.

232	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2020-85, Class IA, IO, 4.50%, 6/20/2050	18,817	2,838
Series 2020-95, Class HI, IO, 4.00%, 7/20/2050	9,223	1,550
Series 2020-97, Class AI, IO, 4.75%, 7/20/2050	9,924	1,773
Series 2020-97, Class IA, IO, 5.00%, 7/20/2050	12,550	2,170
Series 2020-133, Class KB, 1.00%, 8/20/2050	8,912	7,170
Series 2020-122, Class HI, IO, 3.00%, 8/20/2050	19,734	3,089
Series 2020-112, Class GI, IO, 4.50%, 8/20/2050	10,253	2,201
Series 2022-64, Class ZY, 2.50%, 9/20/2050	4,371	3,123
Series 2020-133, Class EI, IO, 3.00%, 9/20/2050	15,543	2,393
Series 2020-134, Class IH, IO, 3.00%, 9/20/2050	21,665	3,441
Series 2020-149, Class SH, IF, IO, 3.06%, 10/20/2050 (a)	19,016	808
Series 2020-149, Class TS, IF, IO, 3.06%, 10/20/2050 (a)	17,213	595
Series 2021-16, Class JI, IO, 3.00%, 12/20/2050	21,535	3,436
Series 2020-189, Class JI, IO, 3.50%, 12/20/2050	12,185	2,285
Series 2021-15, Class EI, IO, 2.50%, 1/20/2051	18,553	2,021
Series 2021-27, Class TI, IO, 3.00%, 2/20/2051	13,351	2,070
Series 2021-69, Class CI, IO, 3.50%, 4/20/2051	9,470	1,540
Series 2021-226, Class ZH, 3.00%, 12/20/2051	1,242	809
Series 2023-55, Class MT, 4.50%, 4/20/2053	3,861	3,774
Series 2012-H24, Class FG, 5.59%, 4/20/2060 (a)	4	4
Series 2013-H03, Class FA, 5.59%, 8/20/2060 (a)	—	—
Series 2013-H05, Class FB, 5.86%, 2/20/2062 (a)	4	4
Series 2013-H07, Class MA, 6.00%, 4/20/2062 (a)	5	5
Series 2013-H02, Class HF, 5.75%, 11/20/2062 (a)	1	1
Series 2013-H01, Class JA, 5.77%, 1/20/2063 (a)	389	386
Series 2013-H04, Class SA, 5.87%, 2/20/2063 (a)	946	942
Series 2013-H08, Class BF, 5.85%, 3/20/2063 (a)	284	282
Series 2013-H07, Class HA, 5.86%, 3/20/2063 (a)	753	750
Series 2013-H09, Class HA, 1.65%, 4/20/2063	30	28
Series 2016-H13, Class FD, 5.55%, 5/20/2066 (a)	376	375
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2016-H13, Class FT, 6.03%, 5/20/2066 (a)	106	105
Series 2016-H11, Class FD, 6.14%, 5/20/2066 (a)	990	994
Series 2016-H26, Class FC, 6.45%, 12/20/2066 (a)	717	719
Series 2017-H05, Class FC, 6.20%, 2/20/2067 (a)	776	775
Series 2017-H08, Class XI, IO, 1.37%, 3/20/2067 (a)	3,077	135
Series 2017-H11, Class XI, IO, 1.71%, 5/20/2067 (a)	8,344	333
Series 2017-H14, Class XI, IO, 1.53%, 6/20/2067 (a)	3,804	120
Series 2017-H14, Class AI, IO, 2.01%, 6/20/2067 (a)	3,573	209
Series 2020-H11, Class GI, IO, 3.28%, 7/20/2067 (a)	1,898	46
Series 2017-H16, Class F, 5.82%, 8/20/2067 (a)	1,806	1,807
Series 2017-H17, Class FQ, 6.37%, 9/20/2067 (a)	2,704	2,698
Series 2017-H25, Class HI, IO, 2.06%, 10/20/2067 (a)	5,683	137
Series 2018-H04, Class FE, 5.59%, 2/20/2068 (a)	1,043	1,038
Series 2018-H18, Class AI, IO, 0.08%, 9/20/2068 (a)	47,579	3,206
Series 2019-H09, Class IB, IO, 1.80%, 4/20/2069 (a)	2,354	14
Series 2019-H14, Class IE, IO, 0.68%, 5/20/2069 (a)	7,243	77
Series 2019-H10, Class IB, IO, 2.04%, 5/20/2069 (a)	5,257	41
Series 2019-H12, Class JI, IO, 2.03%, 7/20/2069 (a)	5,319	77
Series 2019-H14, Class KI, IO, 2.26%, 7/20/2069 (a)	4,094	63
Series 2019-H15, Class IJ, IO, 2.25%, 8/20/2069 (a)	6,674	198
Series 2019-H18, Class CI, IO, 0.04%, 10/20/2069 (a)	20,937	1,267
Series 2019-H18, Class KI, IO, 2.38%, 11/20/2069 (a)	4,465	61
Series 2020-H02, Class DI, IO, 2.29%, 12/20/2069 (a)	7,259	145
Series 2020-H05, IO, 0.08%, 3/20/2070 (a)	19,978	1,189
Series 2020-H07, Class DI, IO, 0.41%, 4/20/2070 (a)	25,674	1,623
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	233

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2020-H09, Class IE, IO, 0.89%, 5/20/2070 (a)	7,497	311
Series 2020-H17, Class IK, IO, 0.02%, 10/20/2070 (a)	39,357	2,346
Series 2020-H17, Class IJ, IO, 0.04%, 10/20/2070 (a)	9,686	461
Series 2021-H01, Class AI, IO, 0.02%, 11/20/2070 (a)	80,022	4,755
Series 2020-H22, Class IH, IO, 0.03%, 12/20/2070 (a)	11,089	561
Series 2020-H22, Class JI, IO, 0.03%, 12/20/2070 (a)	111,876	5,520
Series 2021-H01, Class DI, IO, 0.38%, 12/20/2070 (a)	25,761	1,874
Series 2021-H02, Class IJ, IO, 0.03%, 1/20/2071 (a)	112,724	5,489
Series 2021-H02, Class HI, IO, 0.17%, 1/20/2071 (a)	38,744	1,048
Series 2021-H02, Class JI, IO, 0.60%, 1/20/2071 (a)	25,976	1,071
Series 2021-H02, Class IH, IO, 0.80%, 1/20/2071 (a)	17,821	816
Series 2021-H03, Class PI, IO, 0.02%, 2/20/2071 (a)	32,820	1,526
Series 2021-H05, Class IQ, IO, 0.02%, 2/20/2071 (a)	78,640	2,533
Series 2021-H03, Class IE, IO, 0.03%, 2/20/2071 (a)	8,099	296
Series 2021-H03, Class IP, IO, 0.03%, 2/20/2071 (a)	38,969	1,711
Series 2021-H03, Class IN, IO, 0.56%, 2/20/2071 (a)	49,249	2,107
Series 2021-H03, Class TI, IO, 0.74%, 2/20/2071 (a)	34,649	1,663
Series 2021-H03, Class NI, IO, 0.78%, 2/20/2071 (a)	27,727	1,225
Series 2021-H05, Class QI, IO, 0.31%, 3/20/2071 (a)	111,804	2,596
Series 2021-H06, Class IA, IO, 0.46%, 3/20/2071 (a)	17,553	477
Series 2023-H06, Class EI, IO, 0.72%, 3/20/2071 (a)	40,990	1,065
Series 2021-H06, Class QI, IO, 0.23%, 4/20/2071 (a)	41,868	1,023
Series 2021-H06, IO, 0.72%, 4/20/2071 (a)	74,015	1,569
Series 2021-H14, Class IY, IO, 0.04%, 9/20/2071 (a)	74,292	1,752
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	461	449
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Grene Series 2023-Senior, 5.50%, 1/17/2061 ‡	3,239	3,248
Grene Energy Senio, 11.00%, 1/25/2026 ‡	163	139
GS Mortgage-Backed Securities Trust
Series 2024-RPL2, Class A1, 3.75%, 7/25/2061 (a) (c)	6,995	6,741
Series 2024-RPL4, Class A1, 3.90%, 9/25/2061 (c) (d)	8,205	7,904
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (a) (c)	138	130
Series 2004-4, Class 1AF, 5.79%, 6/25/2034 (a) (c)	78	69
Series 2005-RP2, Class 1AF, 5.74%, 3/25/2035 (a) (c)	146	133
Series 2005-RP3, Class 1AS, IO, 3.73%, 9/25/2035 (a) (c)	454	8
Series 2005-RP3, Class 1AF, 5.74%, 9/25/2035 (a) (c)	999	843
Series 2006-RP2, Class 1AS2, IF, IO, 0.54%, 4/25/2036 ‡ (a) (c)	859	53
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	83	84
Series 2003-13, Class 1A1, 6.30%, 10/25/2033 (a)	20	20
Series 2004-3F, Class 3A8, 13.50%, 2/25/2034	4	4
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	93	92
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	108	110
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	29	29
Series 2005-5F, Class 8A3, 5.50%, 6/25/2035 (a)	20	19
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	220	216
Series 2006-1F, Class 1AP, PO, 2/25/2036	45	27
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,143	512
Impac CMB Trust Series 2005-2, Class 2M1, 6.17%, 4/25/2035 (a)	20	19
Impac Secured Assets CMN Owner Trust Series 2001-8, Class A6, 6.44%, 1/25/2032	125	132
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 2A1A, 3.91%, 3/25/2036 (a)	64	44
Jonah
6.50%, 8/10/2039 ‡	10,200	10,200
7.63%, 8/10/2039 ‡	10,000	10,000
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A2, 6.26%, 11/25/2033 (a)	38	37
SEE NOTES TO FINANCIAL STATEMENTS.

234	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-A2, Class 5A3, 6.26%, 11/25/2033 (a)	69	67
Series 2004-A3, Class 4A1, 7.63%, 7/25/2034 (a)	6	6
Series 2006-A3, Class 6A1, 5.23%, 8/25/2034 (a)	24	23
Series 2006-A2, Class 4A1, 7.33%, 8/25/2034 (a)	88	89
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	4	4
Series 2004-A4, Class 1A1, 7.80%, 9/25/2034 (a)	11	11
Series 2005-A1, Class 3A4, 5.51%, 2/25/2035 (a)	43	41
Series 2007-A1, Class 5A2, 5.64%, 7/25/2035 (a)	36	36
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 4.89%, 10/25/2066 (c) (d)	3,385	3,390
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.77%, 4/25/2036 (a)	168	107
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	21	19
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	314	93
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.49%, 4/21/2034 (a)	28	27
Series 2004-3, Class 4A2, 4.76%, 4/25/2034 (a)	25	22
Series 2004-4, Class 2A1, 5.71%, 5/25/2034 (a)	13	12
Series 2004-13, Class 3A7, 6.38%, 11/21/2034 (a)	146	139
Series 2004-15, Class 3A1, 6.45%, 12/25/2034 (a)	26	25
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	1	1
Series 2003-4, Class 2A1, 6.25%, 6/25/2033	67	68
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	25	23
Series 2004-1, Class 30, PO, 2/25/2034	32	21
Series 2004-3, Class 30, PO, 4/25/2034	60	44
Series 2004-3, Class 30X1, IO, 6.00%, 4/25/2034	28	4
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	61	62
Series 2004-5, Class 30, PO, 6/25/2034	76	55
Series 2004-5, Class 30X1, IO, 6.00%, 6/25/2034	20	3
Series 2004-6, Class 30X1, IO, 5.50%, 7/25/2034	30	4
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-6, Class 7A1, 6.00%, 7/25/2034	290	285
Series 2004-7, Class 30, PO, 8/25/2034	16	12
Series 2004-7, Class AX1, IO, 5.50%, 8/25/2034	67	8
Series 2005-3, Class AX2, IO, 6.00%, 4/25/2035	548	82
MASTR Asset Securitization Trust
Series 2003-11, Class 15, PO, 12/25/2018 ‡	—	— (e)
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	36	35
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (c)	33	28
Series 2004-1, Class 30, PO, 2/25/2034	4	3
Series 2004-3, PO, 3/25/2034	1	—
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 5.74%, 5/25/2035 (a) (c)	1,065	534
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (c)	38	29
Merrill Lynch Mortgage Investors Trust
Series 2003-A, Class 2A2, 6.00%, 3/25/2028 (a)	15	14
Series 2003-E, Class A1, 6.01%, 10/25/2028 (a)	115	110
Series 2003-F, Class A1, 6.03%, 10/25/2028 (a)	115	108
Series 2004-D, Class A2, 5.90%, 9/25/2029 (a)	71	68
Series 2004-E, Class A2A, 6.37%, 11/25/2029 (a)	26	25
Series 2003-A5, Class 2A6, 7.01%, 8/25/2033 (a)	46	45
Series 2004-A4, Class A2, 5.82%, 8/25/2034 (a)	91	86
Series 2004-1, Class 2A1, 5.68%, 12/25/2034 (a)	66	62
Merrill Lynch Mortgage Investors Trust MLMI
Series 2003-A4, Class 2A, 7.32%, 7/25/2033 (a)	30	28
Series 2005-A1, Class 3A, 5.27%, 12/25/2034 (a)	13	13
MFA Trust Series 2024-RPL1, Class A1, 4.25%, 2/25/2066 (a) (c)	11,578	11,196
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.65%, 4/25/2034 (a)	127	124
MortgageIT Trust Series 2005-5, Class A1, 5.91%, 12/25/2035 (a)	19	19
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (c)	147	131
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	235

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
New Residential Mortgage Loan Trust Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (c) (d)	11,910	12,071
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	23	23
Series 2003-A1, Class A1, 5.50%, 5/25/2033	4	4
Series 2003-A1, Class A2, 6.00%, 5/25/2033	9	8
Ocwen Loan Investment Trust
Series 2024-HB1, Class A, 3.00%, 2/25/2037 ‡ (c)	2,944	2,857
Series 2024-HB1, Class M2, 3.00%, 2/25/2037 ‡ (c)	1,390	1,231
PHH GMSR Frn, 9.00%, 5/5/2025 ‡ (c)	8,000	7,970
Prime Mortgage Trust
Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	76	75
Series 2005-4, Class 2, PO, 10/25/2035	45	35
PRPM LLC
Series 2023-RCF2, Class A1, 4.00%, 11/25/2053 (c) (d)	2,903	2,826
Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (c) (d)	4,256	4,163
Series 2024-RCF3, Class A1, 4.00%, 5/25/2054 (c) (d)	4,623	4,510
Series 2024-RPL1, Class A1, 4.20%, 12/25/2064 (c) (d)	9,533	9,323
RALI Trust
Series 2002-QS16, Class A3, IF, 5.35%, 10/25/2017 ‡ (a)	—	—
Series 2003-QS9, Class A3, 2.16%, 5/25/2018 ‡ (a)	—	— (e)
Series 2004-QA4, Class NB3, 7.27%, 9/25/2034 (a)	69	66
Series 2004-QA6, Class NB2, 4.47%, 12/26/2034 (a)	25	23
Series 2005-QA6, Class A32, 7.05%, 5/25/2035 (a)	458	256
Series 2005-QA10, Class A31, 5.28%, 9/25/2035 (a)	52	35
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	93	75
Residential Asset Securitization Trust
Series 2003-A5, Class A1, 5.50%, 6/25/2033	78	79
Series 2004-IP2, Class 1A1, 6.08%, 12/25/2034 (a)	171	171
Series 2005-A16, Class AX, IO, 5.75%, 2/25/2036	446	87
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	164	85
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

RMF Buyout Issuance Trust Series 2020-HB1, Class M3, 4.75%, 10/25/2050 ‡ (a) (c)	3,300	2,963
Sequoia Mortgage Trust
Series 2003-1, Class 1A, 6.21%, 4/20/2033 (a)	91	87
Series 2004-8, Class A2, 6.01%, 9/20/2034 (a)	177	163
Series 2004-8, Class A1, 6.15%, 9/20/2034 (a)	204	177
Series 2004-9, Class A1, 6.13%, 10/20/2034 (a)	377	344
Series 2004-10, Class A1A, 6.07%, 11/20/2034 (a)	167	156
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 6.12%, 10/19/2034 (a)	191	181
Series 2005-AR5, Class A3, 5.96%, 7/19/2035 (a)	369	350
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-34A, Class 3A3, 5.99%, 11/25/2033 (a)	34	34
Series 2003-37A, Class 2A, 5.94%, 12/25/2033 (a)	232	227
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 6.03%, 9/25/2043 (a)	15	14
Series 2004-1, Class II2A, 3.43%, 3/25/2044 (a)	9	9
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (c) (d)	2,426	2,338
Series 2019-3, Class M2, 4.25%, 2/25/2059 (a) (c)	7,550	6,694
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (c)	16,168	14,395
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (c)	10,250	8,507
Two Harbors Msr Frn, 7.55%, 10/25/2024 ‡ (c)	8,000	7,970
Vendee Mortgage Trust
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	37	37
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	16	16
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	41	42
Series 1998-1, Class 2E, 7.00%, 3/15/2028	43	43
Series 2010-1, Class DZ, 4.25%, 4/15/2040	1,268	1,235
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	95	95
Series 2003-S3, Class 1A4, 5.50%, 6/25/2033	30	29
Series 2003-AR8, Class A, 6.31%, 8/25/2033 (a)	66	63
SEE NOTES TO FINANCIAL STATEMENTS.

236	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-AR7, Class A7, 6.76%, 8/25/2033 (a)	93	93
Series 2003-AR9, Class 1A6, 6.11%, 9/25/2033 (a)	267	252
Series 2003-AR9, Class 2A, 6.81%, 9/25/2033 (a)	32	31
Series 2003-S9, Class P, PO, 10/25/2033	4	3
Series 2003-S9, Class A8, 5.25%, 10/25/2033	206	200
Series 2003-AR11, Class A6, 5.86%, 10/25/2033 (a)	188	177
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	218	216
Series 2004-AR3, Class A1, 5.72%, 6/25/2034 (a)	15	13
Series 2004-AR3, Class A2, 5.72%, 6/25/2034 (a)	99	91
Series 2006-AR10, Class 2P, 4.44%, 9/25/2036 (a)	27	24
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	25	24
Series 2005-2, Class 1A4, IF, IO, 4.59%, 4/25/2035 (a)	1,499	66
Series 2005-4, Class CB7, 5.50%, 6/25/2035	185	163
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	130	112
Series 2005-11, Class A4, IF, IO, 4.49%, 1/25/2036 (a)	2,414	107
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA2, Class 2A, 7.00%, 7/25/2033	111	114
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-U, Class A1, 6.60%, 10/25/2034 (a)	162	157
Series 2007-7, Class A7, 6.00%, 6/25/2037	68	60
Total Collateralized Mortgage Obligations (Cost $676,231)		630,202
Commercial Mortgage-Backed Securities — 9.9%
Acrc Series TL-2021A, 3.75%, 11/15/2026 ‡ (c)	9,000	8,439
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class C, 3.72%, 4/14/2033 (a) (c)	4,461	4,327
Series 2014-520M, Class C, 4.35%, 8/15/2046 (a) (c)	2,500	1,554
BAMLL Re-REMIC Trust
Series 2014-FRR8, Class A, 1.01%, 11/26/2047 (a) (c)	8,915	8,862
Series 2024-FRR4, Class B, 2.40%, 11/27/2048 (a) (c)	15,428	14,470
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-FRR3, Class B, 1.50%, 1/27/2050 (a) (c)	13,000	11,642
Series 2024-FRR2, Class A, 2.53%, 7/27/2050 (a) (c)	15,000	13,761
Banc of America Re-Remic Trust
Series 2024-FRR1, Class B, 0.00%, 4/27/2049 ‡ (c)	14,257	9,790
Series 2024-FRR1, Class A, 2.12%, 4/27/2049 ‡ (a) (c)	9,647	7,524
BB-UBS Trust
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (c)	8,950	8,839
Series 2012-SHOW, Class B, 3.88%, 11/5/2036 (c)	500	480
Series 2012-SHOW, Class E, 4.16%, 11/5/2036 (a) (c)	3,575	3,234
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (c)	5,000	4,763
Cascade Funding Mortgage Trust Series 2021-FRR1, Class BK45, 2.03%, 2/28/2025 (a) (c)	10,000	9,685
Commercial Mortgage Trust
Series 2020-SBX, Class D, 2.40%, 1/10/2038 (a) (c)	4,000	3,180
Series 2013-CR9, Class XB, IO, 1.04%, 7/10/2045 (a) (c)	32,585	30
Continental Community Holdings LLC Series 2021-1 A, Class A, 5.13%, 12/23/2026 ‡ (c)	5,114	4,852
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (c)	13,600	12,120
Series 2014-USA, Class B, 4.18%, 9/15/2037 (c)	6,320	5,392
Series 2014-USA, Class C, 4.34%, 9/15/2037 (c)	6,000	4,882
Series 2014-USA, Class D, 4.37%, 9/15/2037 (c)	1,700	1,262
DBWF Mortgage Trust Series 2015-LCM, Class A1, 3.00%, 6/10/2034 (c)	388	373
FHLMC Multi-Family ML Certificates Series 2021-ML09, Class XUS, IO, 1.55%, 2/25/2040 (a) (c)	55,513	6,494
FHLMC, Multi-Class Certificates Series 2021-P008, Class A1, 1.79%, 1/25/2033 (a)	14,880	12,148
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 7.35%, 1/25/2051 (a) (c)	4,418	4,393
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	237

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
FHLMC, Multi-Family Structured Pass-Through Certificates
Series Q013, Class XPT1, IO, 1.66%, 5/25/2025 (a)	35,034	326
Series Q013, Class XPT2, IO, 1.81%, 5/25/2027 (a)	43,640	1,513
Series K740, Class XAM, IO, 1.19%, 10/25/2027 (a)	33,000	972
Series K077, Class AM, 3.85%, 5/25/2028 (a)	4,025	3,981
Series KL06, Class XFX, IO, 1.47%, 12/25/2029 (a)	63,828	3,073
Series K128, Class XAM, IO, 0.83%, 3/25/2031 (a)	26,300	1,088
Series K137, Class AM, 1.98%, 12/25/2031 (a)	12,500	10,670
Series K-1518, Class X1, IO, 0.95%, 10/25/2035 (a)	106,643	6,771
Series K-1520, Class X1, IO, 0.58%, 2/25/2036 (a)	97,774	3,650
FNMA ACES
Series 2015-M7, Class A2, 2.59%, 12/25/2024	666	661
Series 2015-M2, Class A3, 3.12%, 12/25/2024 (a)	1,358	1,348
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (a)	1,365	1,311
Series 2018-M7, Class A2, 3.13%, 3/25/2028 (a)	3,943	3,807
Series 2020-M39, Class 1A1, 0.75%, 9/25/2028	3,632	3,395
Series 2019-M1, Class A2, 3.66%, 9/25/2028 (a)	3,870	3,781
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	762	698
Series 2020-M38, Class X2, IO, 2.10%, 11/25/2028 (a)	5,059	277
Series 2020-M11, IO, 1.89%, 1/25/2029 (a)	69,647	4,183
Series 2018-M3, Class A2, 3.17%, 2/25/2030 (a)	1,027	973
Series 2020-M39, Class X1, IO, 2.06%, 7/25/2030 (a)	43,816	2,954
Series 2020-M50, Class A2, 1.20%, 10/25/2030	115	106
Series 2020-M50, Class X1, IO, 1.93%, 10/25/2030 (a)	1,704	91
Series 2020-M49, Class 1A1, 1.30%, 11/25/2030 (a)	2,292	2,099
Series 2022-M4, Class 2A2, 1.25%, 12/25/2030 (a)	42,100	35,015
Series 2021-M4, Class A1, 0.96%, 2/25/2031	12,263	11,347
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (a)	23,600	19,909
Series 2021-M2S, Class A2, 1.87%, 10/25/2031 (a)	1,041	890
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (a)	18,900	15,904
Series 2022-M8, Class A1, 2.00%, 12/25/2031 (a)	623	574
Series 2022-M8, Class A2, 2.00%, 12/25/2031 (a)	3,370	2,857
Series 2022-M10, Class A2, 2.00%, 1/25/2032 (a)	26,000	22,107
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (a)	22,730	19,531
Series 2022-M2S, Class A1, 3.88%, 5/25/2032 (a)	2,865	2,831
Series 2022-M13, Class A2, 2.68%, 6/25/2032 (a)	15,000	13,252
Series 2023-M4, Class A1, 3.89%, 9/25/2032 (a)	8,168	8,091
Series 2023-M8, Class A1, 4.62%, 11/25/2032 (a)	5,242	5,289
Series 2021-M6, Class A1, 1.54%, 3/25/2033 (a)	3,663	3,450
Series 2023-M8, Class A2, 4.62%, 3/25/2033 (a)	6,345	6,371
Series 2024-M2, Class A1, 4.77%, 4/25/2033 (a)	14,715	14,996
Series 2021-M12, Class 2A2, 2.20%, 5/25/2033 (a)	5,000	4,166
Series 2024-M2, Class A2, 3.75%, 8/25/2033	5,000	4,734
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	532	521
Series 2021-M3, Class X1, IO, 2.03%, 11/25/2033 (a)	12,334	904
Series 2019-M10, Class X, IO, 0.67%, 5/25/2049 (a)	51,165	1,639
FREMF Mortgage Trust
Series 2018-KBX1, Class B, 3.73%, 1/25/2026 (a) (c)	2,400	2,342
Series 2019-K736, Class B, 3.88%, 7/25/2026 (a) (c)	6,500	6,337
Series 2017-K66, Class B, 4.18%, 7/25/2027 (a) (c)	1,000	978
Series 2015-K44, Class C, 3.84%, 1/25/2048 (a) (c)	4,095	4,050
Series 2016-K54, Class C, 4.19%, 4/25/2048 (a) (c)	3,691	3,615
SEE NOTES TO FINANCIAL STATEMENTS.

238	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2015-K48, Class C, 3.77%, 8/25/2048 (a) (c)	6,175	6,058
Series 2015-K49, Class C, 3.85%, 10/25/2048 (a) (c)	3,000	2,953
Series 2015-K51, Class B, 4.09%, 10/25/2048 (a) (c)	1,000	985
Series 2016-K56, Class B, 4.09%, 6/25/2049 (a) (c)	1,600	1,570
Series 2017-K69, Class C, 3.85%, 10/25/2049 (a) (c)	2,765	2,644
Series 2016-K59, Class B, 3.70%, 11/25/2049 (a) (c)	1,902	1,851
Series 2017-K65, Class C, 4.22%, 7/25/2050 (a) (c)	3,662	3,575
Series 2017-K71, Class B, 3.88%, 11/25/2050 (a) (c)	1,240	1,197
Series 2018-K73, Class B, 3.98%, 2/25/2051 (a) (c)	1,150	1,110
Series 2018-K75, Class B, 4.11%, 4/25/2051 (a) (c)	3,000	2,893
Series 2018-K78, Class B, 4.27%, 6/25/2051 (a) (c)	3,449	3,353
Series 2018-K79, Class C, 4.35%, 7/25/2051 (a) (c)	4,030	3,891
Series 2018-K81, Class B, 4.31%, 9/25/2051 (a) (c)	2,000	1,945
Series 2019-K94, Class C, 4.10%, 7/25/2052 (a) (c)	6,750	6,301
Series 2019-K100, Class C, 3.61%, 11/25/2052 (a) (c)	7,140	6,563
Series 2020-K737, Class B, 3.42%, 1/25/2053 (a) (c)	4,832	4,649
Series 2020-K737, Class C, 3.42%, 1/25/2053 (a) (c)	9,000	8,625
GAM Re-REMIC Trust
Series 2021-FRR1, Class 2A, PO, , 11/29/2050 ‡ (c)	3,300	2,732
Series 2021-FRR2, Class AK44, 1.92%, 9/27/2051 ‡ (a) (c)	8,000	7,828
GNMA
Series 2012-147, Class AK, 2.79%, 4/16/2054 (a)	6,911	6,406
Series 2017-76, Class B, 2.60%, 12/16/2056	5,034	3,826
Series 2020-121, Class B, 1.50%, 8/16/2060	11,809	9,118
Series 2021-211, Class AC, 1.30%, 1/16/2063	3,775	2,841
Hudson Yards Mortgage Trust Series 2019-30HY, Class A, 3.23%, 7/10/2039 (c)	4,180	3,846
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (c)	2,686	2,460
MHC Commercial Mortgage Trust Series 2021-MHC, Class E, 7.55%, 4/15/2038 (a) (c)	2,013	1,993
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (c)	5,000	4,328
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (c)	7,000	4,344
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 9.35%, 11/25/2053 (a) (c)	7,967	8,253
Series 2024-01, Class M7, 8.10%, 7/25/2054 (a) (c)	1,185	1,191
P4 SFR Series 2019-STl A, 7.25%, 10/11/2026 ‡	3,200	3,088
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (c)	1,966	1,849
RFM Re-REMIC Trust Series 2024-FRR2, Class A100, PO, 11/27/2052 (c)	11,000	8,169
SLG Office Trust
Series 2021-OVA, Class A, 2.59%, 7/15/2041 (c)	6,500	5,529
Series 2021-OVA, Class E, 2.85%, 7/15/2041 (c)	7,000	5,539
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (c)	96	90
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 (a) (c)	339	—
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE, Class A, 6.60%, 2/15/2040 (a) (c)	2,889	2,867
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.20%, 3/15/2045 (a) (c)	750	599
Total Commercial Mortgage-Backed Securities (Cost $592,461)		578,983
U.S. Treasury Obligations — 3.6%
U.S. Treasury Bonds
1.13%, 5/15/2040	73,000	47,250
2.38%, 2/15/2042	107,500	82,128
3.38%, 8/15/2042	10,000	8,849
3.88%, 2/15/2043	8,000	7,571
3.63%, 8/15/2043	25,000	22,737
2.25%, 2/15/2052	25,000	16,819
3.63%, 2/15/2053	17,000	15,249
U.S. Treasury Notes 2.88%, 5/15/2032 (f)	9,000	8,420
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	239

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
U.S. Treasury STRIPS Bonds 8.54%, 11/15/2030 (g)	150	118
Total U.S. Treasury Obligations (Cost $237,245)		209,141
	SHARES (000)
Short-Term Investments — 8.3%
Investment Companies — 8.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.25% (h) (i) (Cost $483,388)	483,281	483,523
Total Investments — 106.3% (Cost $6,435,143)		6,214,214
Liabilities in Excess of Other Assets — (6.3)%		(366,626)
NET ASSETS — 100.0%		5,847,588

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2024.
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

‡	Value determined using significant unobservable inputs.
(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2024.

(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future
contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2024.

(e)	Value is zero.
(f)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(g)	The rate shown is the effective yield as of August 31, 2024.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of August 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

240	J.P. Morgan Income Funds	August 31, 2024

Futures contracts outstanding as of August 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	664	12/19/2024	USD	75,343	(286)
U.S. Treasury 10 Year Ultra Note	287	12/19/2024	USD	33,651	(433)
U.S. Treasury 5 Year Note	1,580	12/31/2024	USD	172,788	(265)
					(984)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	241

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 26.3%
Aerospace & Defense — 0.1%
Boeing Co. (The) 6.30%, 5/1/2029 (a)	9,980	10,423
Automobiles — 0.6%
General Motors Co. 6.13%, 10/1/2025	9,000	9,096
Hyundai Capital America
1.80%, 10/15/2025 (a)	8,440	8,159
1.30%, 1/8/2026 (a)	5,075	4,838
3.00%, 2/10/2027 (a)	5,806	5,585
5.28%, 6/24/2027 (a)	12,355	12,555
Volkswagen Group of America Finance LLC (Germany) 5.25%, 3/22/2029 (a)	11,430	11,630
		51,863
Banks — 14.3%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	9,191	9,134
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (a) (b)	14,120	14,970
ASB Bank Ltd. (New Zealand) 5.35%, 6/15/2026 (a)	17,260	17,496
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (b)	24,200	24,374
Banco Santander SA (Spain)
2.75%, 5/28/2025	4,400	4,324
5.15%, 8/18/2025	8,400	8,404
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	5,000	4,692
6.61%, 11/7/2028	8,200	8,830
Bank of America Corp.
(SOFR + 0.91%), 0.98%, 9/25/2025 (b)	15,110	15,065
(3-MONTH CME TERM SOFR + 1.13%), 2.46%, 10/22/2025 (b)	11,710	11,660
(SOFR + 1.15%), 1.32%, 6/19/2026 (b)	14,105	13,689
(SOFR + 1.29%), 5.08%, 1/20/2027 (b)	35,240	35,391
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (b)	6,558	6,410
(SOFR + 1.63%), 5.20%, 4/25/2029 (b)	25,545	26,095
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (b)	11,690	11,828
(SOFR + 1.62%), 5.60%, 3/20/2030 (a) (b)	8,870	9,083
Bank of Montreal (Canada)
5.30%, 6/5/2026	20,025	20,298
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
5.27%, 12/11/2026	10,410	10,597
Bank of New Zealand (New Zealand)
4.85%, 2/7/2028 (a)	15,120	15,306
5.08%, 1/30/2029 (a)	8,570	8,790
Bank of Nova Scotia (The) (Canada)
4.75%, 2/2/2026	21,890	21,944
5.35%, 12/7/2026	16,400	16,725
Banque Federative du Credit Mutuel SA (France)
4.94%, 1/26/2026 (a)	19,910	19,987
5.90%, 7/13/2026 (a)	13,540	13,854
5.09%, 1/23/2027 (a)	11,975	12,128
Barclays plc (United Kingdom) (SOFR + 1.49%), 5.67%, 3/12/2028 (b)	20,355	20,771
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (b)	17,100	16,705
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (b)	9,670	9,205
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (a) (b)	12,000	12,280
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	16,801	16,175
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (b)	10,480	10,612
(SOFR + 2.27%), 6.71%, 10/19/2029 (a) (b)	10,000	10,590
CaixaBank SA (Spain) (SOFR + 2.08%), 6.68%, 9/13/2027 (a) (b)	18,495	19,154
Canadian Imperial Bank of Commerce (Canada)
5.00%, 4/28/2028	17,230	17,536
5.26%, 4/8/2029	13,820	14,208
Citibank NA 5.49%, 12/4/2026	12,135	12,409
Citigroup, Inc.
(SOFR + 2.84%), 3.11%, 4/8/2026 (b)	8,525	8,413
(SOFR + 1.55%), 5.61%, 9/29/2026 (b)	23,415	23,583
(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	13,725	13,034
(SOFR + 1.36%), 5.17%, 2/13/2030 (b)	18,585	18,939
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.00%, 9/24/2026 (a) (b)	10,550	10,128
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (a) (b)	9,495	9,744
Credit Agricole SA (France)
4.38%, 3/17/2025 (a)	29,887	29,688
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	12,090	11,783
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (b)	8,895	9,366
SEE NOTES TO FINANCIAL STATEMENTS.

242	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.98%, 9/10/2025 (a) (b)	18,460	18,444
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (b)	7,155	7,383
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (b)	14,945	14,365
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (a) (b)	20,942	19,376
Federation des Caisses Desjardins du Quebec (Canada)
2.05%, 2/10/2025 (a)	2,378	2,345
4.40%, 8/23/2025 (a)	2,052	2,043
(SOFRINDX + 1.09%), 5.28%, 1/23/2026 (a) (b)	25,970	25,968
5.25%, 4/26/2029 (a)	15,410	15,747
HSBC Holdings plc (United Kingdom)
(SOFR + 1.43%), 3.00%, 3/10/2026 (b)	10,650	10,523
(SOFR + 1.54%), 1.65%, 4/18/2026 (b)	15,272	14,923
(SOFR + 1.93%), 2.10%, 6/4/2026 (b)	11,950	11,669
(SOFR + 1.57%), 5.89%, 8/14/2027 (b)	15,380	15,702
(SOFR + 1.06%), 5.60%, 5/17/2028 (b)	18,740	19,143
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (b)	5,645	5,809
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.72%, 8/11/2026 (b)	21,380	21,286
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (b)	16,745	17,120
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (b)	13,210	13,685
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.72%, 6/5/2030 (b)	20,665	21,437
Mitsubishi UFJ Financial Group, Inc. (Japan) 1.41%, 7/17/2025	5,310	5,154
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (b)	18,070	17,046
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Morgan Stanley Bank NA (SOFR + 0.93%), 4.97%, 7/14/2028 (b)	6,720	6,804
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	13,000	12,999
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (b)	2,770	2,844
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (b)	16,754	16,997
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (a)	15,350	15,820
Nordea Bank Abp (Finland) 4.75%, 9/22/2025 (a)	19,165	19,186
Royal Bank of Canada (Canada) (SOFR + 0.79%), 5.07%, 7/23/2027 (b)	21,930	22,179
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (b)	5,660	5,461
(SOFR + 2.75%), 6.83%, 11/21/2026 (b)	10,560	10,767
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (a)	15,980	16,414
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.23%, 1/21/2026 (a) (b)	13,440	13,269
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (b)	31,760	32,228
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (b)	2,059	1,941
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (a) (b)	12,960	13,184
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (b)	33,120	33,767
Sumitomo Mitsui Financial Group, Inc. (Japan) 1.47%, 7/8/2025	20,905	20,325
Sumitomo Mitsui Trust Bank Ltd. (Japan) 5.65%, 3/9/2026 (a)	7,590	7,714
Toronto-Dominion Bank (The) (Canada) 5.53%, 7/17/2026	17,645	17,974
Wells Fargo & Co.
(SOFR + 1.32%), 3.91%, 4/25/2026 (b)	600	595
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	14,645	14,260
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	243

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.07%), 5.71%, 4/22/2028 (b)	23,760	24,404
(SOFR + 1.98%), 4.81%, 7/25/2028 (b)	14,025	14,106
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	16,450	16,987
(SOFR + 1.79%), 6.30%, 10/23/2029 (b)	7,920	8,401
Westpac New Zealand Ltd. (New Zealand)
5.13%, 2/26/2027 (a)	10,695	10,866
4.90%, 2/15/2028 (a)	8,935	9,044
		1,303,101
Beverages — 0.1%
Constellation Brands, Inc. 5.00%, 2/2/2026	13,160	13,161
Biotechnology — 0.1%
AbbVie, Inc. 2.60%, 11/21/2024	5,500	5,467
Capital Markets — 5.0%
Bank of New York Mellon Corp. (The) (SOFR + 0.84%), 4.89%, 7/21/2028 (b)	21,905	22,146
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	8,703	8,383
(SOFR + 1.22%), 2.31%, 11/16/2027 (b)	4,997	4,713
(SOFR + 1.59%), 5.71%, 2/8/2028 (b)	6,000	6,100
5.41%, 5/10/2029	5,235	5,399
(SOFR + 2.51%), 6.82%, 11/20/2029 (b)	22,395	23,830
Goldman Sachs Bank USA (SOFR + 0.75%), 5.41%, 5/21/2027 (b)	7,050	7,130
Goldman Sachs Group, Inc. (The)
(SOFR + 1.08%), 5.80%, 8/10/2026 (b)	28,070	28,253
(SOFR + 0.79%), 1.09%, 12/9/2026 (b)	13,850	13,187
(SOFR + 1.77%), 6.48%, 10/24/2029 (b)	13,300	14,198
(SOFR + 1.27%), 5.73%, 4/25/2030 (b)	13,460	14,028
(SOFR + 1.21%), 5.05%, 7/23/2030 (b)	20,450	20,756
Macquarie Bank Ltd. (Australia) 5.27%, 7/2/2027 (a)	16,030	16,441
Macquarie Group Ltd. (Australia) (SOFR + 1.07%), 1.34%, 1/12/2027 (a) (b)	15,754	15,010
Morgan Stanley
(SOFR + 0.51%), 5.87%, 1/22/2025 (b)	46,955	46,957
(SOFR + 0.72%), 0.99%, 12/10/2026 (b)	18,126	17,238
(SOFR + 2.24%), 6.30%, 10/18/2028 (b)	20,930	22,003
(SOFR + 1.73%), 5.12%, 2/1/2029 (b)	10,610	10,796
(SOFR + 1.63%), 5.45%, 7/20/2029 (b)	3,690	3,803
(SOFR + 1.26%), 5.66%, 4/18/2030 (b)	17,775	18,506
(SOFR + 1.22%), 5.04%, 7/19/2030 (b)	13,015	13,237
Nomura Holdings, Inc. (Japan)
1.85%, 7/16/2025	8,625	8,387
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
1.65%, 7/14/2026	20,765	19,585
State Street Corp. (SOFR + 1.48%), 5.68%, 11/21/2029 (b)	16,125	16,891
UBS AG (Switzerland)
5.00%, 7/9/2027	6,725	6,819
7.50%, 2/15/2028	1,030	1,124
UBS Group AG (Switzerland)
3.75%, 3/26/2025	2,555	2,535
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (b)	30,000	29,980
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.71%, 1/12/2027 (a) (b)	8,594	8,682
(SOFR + 3.70%), 6.44%, 8/11/2028 (a) (b)	5,038	5,272
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (b)	24,645	25,489
		456,878
Construction & Engineering — 0.3%
Quanta Services, Inc.
0.95%, 10/1/2024	16,200	16,138
4.75%, 8/9/2027	12,175	12,229
		28,367
Consumer Finance — 1.8%
AerCap Ireland Capital DAC (Ireland)
1.65%, 10/29/2024	5,830	5,793
6.50%, 7/15/2025	12,660	12,782
4.45%, 10/1/2025	4,295	4,270
2.45%, 10/29/2026	5,000	4,765
6.45%, 4/15/2027	14,854	15,456
American Express Co.
(SOFR + 1.00%), 4.99%, 5/1/2026 (b)	11,195	11,183
(SOFRINDX + 0.75%), 5.65%, 4/23/2027 (b)	20,170	20,468
(SOFR + 0.93%), 5.04%, 7/26/2028 (b)	13,755	13,952
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	16,775	16,799
5.75%, 3/1/2029 (a)	22,610	23,155
Capital One Financial Corp.
(SOFR + 2.08%), 5.47%, 2/1/2029 (b)	10,450	10,630
(SOFR + 1.91%), 5.70%, 2/1/2030 (b)	13,230	13,615
General Motors Financial Co., Inc. 5.55%, 7/15/2029	15,965	16,403
		169,271
Consumer Staples Distribution & Retail — 0.1%
Kroger Co. (The) 4.60%, 8/15/2027	12,450	12,482
SEE NOTES TO FINANCIAL STATEMENTS.

244	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — 0.6%
Alliant Energy Finance LLC 1.40%, 3/15/2026 (a)	4,640	4,377
Enel Finance International NV (Italy) 5.13%, 6/26/2029 (a)	11,710	11,887
Entergy Corp. 0.90%, 9/15/2025	2,915	2,805
NextEra Energy Capital Holdings, Inc. 5.75%, 9/1/2025	7,435	7,496
Pacific Gas and Electric Co. 5.55%, 5/15/2029	26,901	27,684
Virginia Power Fuel Securitization LLC Series A-1, 5.09%, 5/1/2027	4,085	4,126
		58,375
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 5.40%, 6/12/2029	1,680	1,730
Financial Services — 0.6%
Global Payments, Inc. 4.95%, 8/15/2027	12,305	12,441
Nationwide Building Society (United Kingdom)
(SOFR + 1.91%), 6.56%, 10/18/2027 (a) (b)	17,115	17,746
(SOFR + 1.29%), 2.97%, 2/16/2028 (a) (b)	5,000	4,783
5.13%, 7/29/2029 (a)	22,135	22,580
		57,550
Ground Transportation — 0.1%
Penske Truck Leasing Co. LP 1.20%, 11/15/2025 (a)	9,600	9,189
Health Care Providers & Services — 0.2%
McKesson Corp. 5.25%, 2/15/2026	17,250	17,227
Independent Power and Renewable Electricity Producers — 0.2%
Constellation Energy Generation LLC
3.25%, 6/1/2025	4,675	4,610
5.60%, 3/1/2028	10,415	10,794
		15,404
Insurance — 1.2%
Athene Global Funding 2.50%, 1/14/2025 (a)	3,165	3,130
CNO Global Funding 5.88%, 6/4/2027 (a)	16,775	17,188
Equitable Financial Life Global Funding 1.00%, 1/9/2026 (a)	13,395	12,748
F&G Global Funding
1.75%, 6/30/2026 (a)	11,240	10,558
5.88%, 6/10/2027 (a)	20,970	21,329
Jackson National Life Global Funding 3.88%, 6/11/2025 (a)	10,000	9,897
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued
Metropolitan Life Global Funding I 4.85%, 1/8/2029 (a)	13,780	14,017
Protective Life Global Funding 5.21%, 4/14/2026 (a)	17,325	17,477
		106,344
Multi-Utilities — 0.4%
DTE Energy Co. 5.10%, 3/1/2029	20,225	20,610
NiSource, Inc. 0.95%, 8/15/2025	7,710	7,423
WEC Energy Group, Inc. 5.00%, 9/27/2025	5,625	5,639
		33,672
Oil, Gas & Consumable Fuels — 0.3%
Energy Transfer LP 5.63%, 5/1/2027 (a)	16,335	16,374
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	12,825	12,445
		28,819
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc. 4.25%, 9/1/2025	7,850	7,788
Trading Companies & Distributors — 0.0% ^
Air Lease Corp. 4.25%, 9/15/2024	2,500	2,497
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc. 3.38%, 4/15/2029	17,770	16,886
Total Corporate Bonds (Cost $2,387,023)		2,406,494
Asset-Backed Securities — 24.2%
ACC Trust Series 2022-1, Class B, 2.55%, 2/20/2025 (a)	690	682
Accelerated LLC Series 2021-1H, Class A, 1.35%, 10/20/2040 (a)	856	792
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class A, 6.29%, 12/18/2037 (a) (c)	108	107
Affirm Asset Securitization Trust
Series 2023-A, Class 1A, 6.61%, 1/18/2028 (a)	11,645	11,683
Series 2024-X1, Class A, 6.27%, 5/15/2029 (a)	6,772	6,783
Ally Auto Receivables Trust Series 2024-1, Class A3, 5.08%, 12/15/2028	7,491	7,555
American Credit Acceptance Receivables Trust
Series 2023-2, Class B, 5.61%, 6/14/2027 (a)	3,800	3,798
Series 2024-2, Class B, 6.10%, 12/13/2027 (a)	5,330	5,375
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	4,299	4,310
Series 2022-4, Class C, 7.86%, 2/15/2029 (a)	5,971	6,012
Series 2023-1, Class C, 5.59%, 4/12/2029 (a)	9,401	9,416
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	3,625	3,678
Series 2023-2, Class D, 6.47%, 8/13/2029 (a)	5,000	5,072
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	245

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-2, Class C, 6.24%, 4/12/2030 (a)	11,879	12,093
AMSR Trust
Series 2020-SFR3, Class A, 1.36%, 9/17/2037 (a)	5,682	5,477
Series 2020-SFR3, Class B, 1.81%, 9/17/2037 (a)	9,780	9,416
Series 2020-SFR4, Class A, 1.36%, 11/17/2037 (a)	3,706	3,556
Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (a)	8,158	7,828
Series 2020-SFR4, Class C, 1.86%, 11/17/2037 (a)	8,000	7,652
Series 2021-SFR1, Class B, 2.15%, 6/17/2038 (a)	8,230	7,489
Series 2021-SFR2, Class B, 1.78%, 8/17/2038 (a)	15,096	14,191
Series 2021-SFR2, Class C, 1.88%, 8/17/2038 (a)	2,000	1,879
Series 2021-SFR3, Class A, 1.48%, 10/17/2038 (a)	11,422	10,656
Series 2021-SFR3, Class B, 1.73%, 10/17/2038 (a)	7,207	6,732
Series 2022-SFR1, Class C, 3.74%, 3/17/2039 (a)	5,500	5,282
Series 2022-SFR3, Class C, 4.00%, 10/17/2039 (a)	2,000	1,923
Amur Equipment Finance Receivables LLC
Series 2023-1A, Class A2, 6.09%, 12/20/2029 (a)	4,259	4,307
Series 2024-1A, Class A2, 5.38%, 1/21/2031 (a)	5,974	6,018
Aqua Finance Trust
Series 2019-A, Class A, 3.14%, 7/16/2040 (a)	1,203	1,159
Series 2021-A, Class A, 1.54%, 7/17/2046 (a)	1,443	1,319
Series 2020-AA, Class A, 1.90%, 7/17/2046 (a)	489	460
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4, Class A, 6.80%, 11/15/2036 (a) (c)	3,236	3,229
AREIT Trust Series 2021-CRE5, Class C, 7.71%, 11/17/2038 ‡ (a) (c)	8,292	8,014
Ares CLO Ltd. (Cayman Islands) Series 2015-4A, Class A1RR, 6.38%, 10/15/2030 (a) (c)	11,517	11,514
Auxilior Term Funding LLC Series 2023-1A, Class A2, 6.18%, 12/15/2028 (a)	11,516	11,623
Avis Budget Rental Car Funding AESOP LLC
Series 2020-2A, Class A, 2.02%, 2/20/2027 (a)	22,865	22,016
Series 2021-2A, Class A, 1.66%, 2/20/2028 (a)	11,899	11,098
Series 2023-3A, Class A, 5.44%, 2/22/2028 (a)	14,000	14,178
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2022-1A, Class B, 4.30%, 8/21/2028 (a)	3,000	2,908
Series 2023-6A, Class C, 7.03%, 12/20/2029 (a)	6,250	6,503
Series 2024-1A, Class C, 6.48%, 6/20/2030 (a)	2,000	2,064
Barings CLO Ltd. (Cayman Islands)
Series 2018-4A, Class A1R, 6.45%, 10/15/2030 (a) (c)	15,528	15,532
Series 2015-2A, Class B2R, 7.13%, 10/20/2030 (a) (c)	1,800	1,801
Series 2020-4A, Class A, 6.76%, 1/20/2032 (a) (c)	12,528	12,525
Bayview Opportunity Master Fund LLC Series 2024-CAR1, Class A, 6.45%, 12/26/2031 (a) (c)	7,715	7,728
Bayview Opportunity Master Fund Trust
Series 2024-SN1, Class A2, 5.67%, 4/15/2027 (a)	3,341	3,343
Series 2024-SN1, Class C, 5.83%, 12/15/2028 (a)	1,029	1,042
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 6.57%, 6/25/2043 (c)	91	87
BHG Securitization Trust Series 2021-B, Class A, 0.90%, 10/17/2034 (a)	1,681	1,663
BOF Funding Trust
Series 2023-CAR3, Class C, 4.50%, 7/26/2032 (a)	1,784	1,758
Series 2023-CAR3, Class A2, 6.29%, 7/26/2032 (a)	7,910	8,018
BofA Auto Trust
Series 2024-1A, Class A3, 5.35%, 11/15/2028 (a)	6,975	7,089
Series 2024-1A, Class A4, 5.31%, 6/17/2030 (a)	4,260	4,373
Bridge Trust Series 2022-SFR1, Class B, 4.15%, 11/17/2037 (a)	10,575	10,340
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class A3, 5.53%, 1/18/2028	4,000	4,010
Series 2024-1, Class B, 5.43%, 8/15/2028	5,500	5,532
Series 2024-1, Class C, 5.65%, 4/16/2029	6,750	6,837
Series 2024-3, Class C, 5.70%, 7/16/2029	10,434	10,544
Series 2023-1, Class B, 6.80%, 8/15/2029	1,546	1,579
Series 2023-1, Class C, 7.10%, 8/15/2029	6,950	7,220
Series 2024-2, Class B, 5.94%, 2/15/2030	1,075	1,095
Series 2024-2, Class C, 6.07%, 2/15/2030	10,360	10,603
BRSP Ltd. Series 2021-FL1, Class A, 6.61%, 8/19/2038 (a) (c)	3,806	3,776
SEE NOTES TO FINANCIAL STATEMENTS.

246	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
BSPRT Issuer Ltd. Series 2021-FL7, Class B, 7.50%, 12/15/2038 (a) (c)	7,025	6,912
Business Jet Securities LLC
Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	9,545	9,542
Series 2024-1A, Class A, 6.20%, 5/15/2039 (a)	14,967	15,381
Buttermilk Park CLO Ltd. (Cayman Islands) Series 2018-1A, Class A1R, 6.38%, 10/15/2031 (a) (c)	7,841	7,839
BXMT Ltd. Series 2021-FL4, Class A, 6.50%, 5/15/2038 (a) (c)	5,777	5,529
CarMax Auto Owner Trust Series 2024-2, Class A3, 5.50%, 1/16/2029	5,125	5,230
CarNow Auto Receivables Trust Series 2023-1A, Class B, 6.95%, 3/16/2026 (a)	1,310	1,310
CarVal CLO Ltd. (Cayman Islands) Series 2018-1A, Class AR, 6.52%, 7/16/2031 (a) (c)	17,412	17,436
Carvana Auto Receivables Trust
Series 2023-N1, Class B, 5.85%, 11/10/2027 (a)	13,950	14,017
Series 2024-N1, Class A3, 5.60%, 3/10/2028 (a)	6,500	6,547
Series 2023-P3, Class A3, 5.82%, 8/10/2028 (a)	3,445	3,491
Series 2021-N4, Class B, 1.24%, 9/11/2028	1,087	1,037
Series 2021-N4, Class C, 1.72%, 9/11/2028	1,183	1,129
Series 2023-P1, Class A4, 5.94%, 1/10/2029 (a)	3,500	3,589
Series 2024-P1, Class A3, 5.05%, 4/10/2029 (a)	10,198	10,286
Series 2024-P2, Class A3, 5.33%, 7/10/2029	7,714	7,857
Series 2023-P3, Class A4, 5.71%, 7/10/2029 (a)	1,750	1,801
Series 2024-P1, Class A4, 5.08%, 3/11/2030 (a)	3,250	3,310
Series 2024-P1, Class B, 5.37%, 5/10/2030 (a)	5,700	5,816
Series 2024-N1, Class B, 5.63%, 5/10/2030 (a)	9,857	10,012
CFMT LLC
Series 2024-HB13, Class A, 3.00%, 5/25/2034 ‡ (a) (c)	4,284	4,097
Series 2022-HB9, Class A, 3.25%, 9/25/2037 ‡ (a) (c)	5,681	5,413
CoreVest American Finance Trust
Series 2020-4, Class A, 1.17%, 12/15/2052 (a)	1,912	1,836
Series 2020-3, Class A, 1.36%, 8/15/2053 (a)	1,432	1,368
CPS Auto Receivables Trust
Series 2021-D, Class C, 1.59%, 12/15/2027 (a)	2,911	2,898
Series 2022-A, Class C, 2.17%, 4/16/2029 (a)	6,448	6,387
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2022-A, Class D, 2.84%, 4/16/2029 (a)	4,425	4,312
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	2,250	2,295
Series 2022-C, Class C, 5.28%, 4/15/2030 (a)	8,120	8,110
Series 2022-C, Class D, 6.45%, 4/15/2030 (a)	5,040	5,119
Credit Acceptance Auto Loan Trust
Series 2021-4, Class A, 1.26%, 10/15/2030 (a)	2,368	2,356
Series 2021-4, Class B, 1.74%, 12/16/2030 (a)	2,596	2,560
Series 2023-1A, Class A, 6.48%, 3/15/2033 (a)	2,250	2,282
Series 2023-2A, Class A, 5.92%, 5/16/2033 (a)	9,250	9,315
Series 2023-1A, Class B, 7.02%, 5/16/2033 (a)	6,000	6,171
Series 2023-2A, Class B, 6.61%, 7/15/2033 (a)	6,000	6,139
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	7,000	7,308
Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	1,858	1,896
Series 2023-3A, Class B, 7.09%, 10/17/2033 (a)	1,350	1,401
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	5,952	6,240
Series 2023-5A, Class B, 6.71%, 2/15/2034 (a)	4,000	4,128
Series 2024-1A, Class A, 5.68%, 3/15/2034 (a)	14,025	14,237
Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	8,892	9,273
Series 2024-2A, Class A, 5.95%, 6/15/2034 (a)	7,714	7,878
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	10,450	10,777
Series 2024-2A, Class B, 6.11%, 8/15/2034 (a)	8,000	8,205
Series 2024-2A, Class C, 6.70%, 10/16/2034 (a)	5,000	5,144
Crossroads Asset Trust
Series 2024-A, Class A2, 5.90%, 8/20/2030 (a)	7,000	7,081
Series 2022-A, Class A, 6.35%, 4/21/2031 (a)	2,959	2,963
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 6.29%, 10/25/2034 (c)	66	66
Dext ABS LLC Series 2021-1, Class A, 1.12%, 2/15/2028 (a)	333	333
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	1,178	1,134
Series 2021-1A, Class B, 2.05%, 11/21/2033 (a)	271	261
Drive Auto Receivables Trust
Series 2024-1, Class B, 5.31%, 1/16/2029	3,750	3,781
Series 2024-1, Class C, 5.43%, 11/17/2031	7,142	7,225
Driven Brands Funding LLC Series 2019-1A, Class A2, 4.64%, 4/20/2049 (a)	1,158	1,141
Dryden Senior Loan Fund (Cayman Islands)
Series 2017-49A, Class AR, 6.49%, 7/18/2030 (a) (c)	578	579
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	247

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2016-43A, Class AR2, 6.58%, 4/20/2034 (a) (c)	2,520	2,520
DT Auto Owner Trust
Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	2,957	2,905
Series 2021-3A, Class C, 0.87%, 5/17/2027 (a)	2,753	2,739
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	9,655	9,301
Series 2021-4A, Class C, 1.50%, 9/15/2027 (a)	4,432	4,371
Series 2022-3A, Class C, 7.69%, 7/17/2028 (a)	7,478	7,615
Series 2023-1A, Class C, 5.55%, 10/16/2028 (a)	13,425	13,456
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	1,993	2,028
Series 2023-3A, Class C, 6.40%, 5/15/2029 (a)	6,746	6,868
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class A, 1.36%, 8/27/2035 (a)	451	421
Series 2021-A, Class B, 1.74%, 8/27/2035 (a)	618	577
Elmwood CLO Ltd. (Cayman Islands) Series 2021-3A, Class A1R, 6.55%, 4/20/2034 (a) (c)	21,665	21,683
Equify ABS LLC Series 2023-1A, Class A, 7.20%, 9/15/2031 (a)	7,766	7,796
Exeter Automobile Receivables Trust
Series 2021-3A, Class C, 0.96%, 10/15/2026	6,461	6,419
Series 2023-3A, Class B, 6.11%, 9/15/2027	2,062	2,067
Series 2021-4A, Class C, 1.46%, 10/15/2027	3,020	3,000
Series 2024-2A, Class B, 5.61%, 4/17/2028	2,383	2,397
Series 2023-3A, Class C, 6.21%, 6/15/2028	6,815	6,896
Series 2023-5A, Class C, 6.85%, 1/16/2029	9,000	9,296
Series 2022-6A, Class D, 8.03%, 4/6/2029	6,964	7,302
Series 2024-2A, Class C, 5.74%, 5/15/2029	15,216	15,439
Series 2023-5A, Class D, 7.13%, 2/15/2030	3,300	3,456
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (a)	2,724	2,681
Series 2021-1A, Class A, 1.27%, 3/15/2027 (a)	1,236	1,227
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (a)	6,964	7,044
First Investors Auto Owner Trust Series 2023-1A, Class B, 6.55%, 12/17/2029 (a)	5,685	5,871
FirstKey Homes Trust
Series 2020-SFR1, Class A, 1.34%, 8/17/2037 (a)	5,736	5,533
Series 2020-SFR1, Class C, 1.94%, 8/17/2037 (a)	2,307	2,225
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (a)	6,406	6,164
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-SFR1, Class B, 1.79%, 8/17/2038 (a)	5,165	4,865
Series 2021-SFR1, Class C, 1.89%, 8/17/2038 (a)	4,000	3,744
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 (a)	13,000	12,193
Series 2022-SFR1, Class B, 4.49%, 5/19/2039 (a)	5,000	4,923
Series 2022-SFR1, Class C, 4.64%, 5/19/2039 (a)	7,000	6,866
Flagship Credit Auto Trust
Series 2020-2, Class D, 5.75%, 4/15/2026 (a)	1,776	1,777
Series 2020-3, Class C, 1.73%, 9/15/2026 (a)	1,952	1,937
Series 2020-3, Class D, 2.50%, 9/15/2026 (a)	4,665	4,568
Series 2020-4, Class C, 1.28%, 2/16/2027 (a)	262	260
Series 2021-1, Class C, 0.91%, 3/15/2027 (a)	4,817	4,750
Series 2021-3, Class C, 1.46%, 9/15/2027 (a)	16,250	15,746
Series 2022-3, Class D, 6.00%, 7/17/2028 (a)	6,666	6,724
Series 2023-3, Class C, 6.01%, 7/16/2029 (a)	2,550	2,612
Foundation Finance Trust
Series 2020-1A, Class A, 3.54%, 7/16/2040 (a)	1,206	1,187
Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	7,603	7,035
FRTKL
Series 2021-SFR1, Class B, 1.72%, 9/17/2038 (a)	4,960	4,621
Series 2021-SFR1, Class C, 1.92%, 9/17/2038 (a)	5,000	4,650
Galaxy CLO Ltd. (Cayman Islands)
Series 2015-19A, Class A1RR, 6.49%, 7/24/2030 (a) (c)	2,874	2,876
Series 2018-26A, Class AR, 6.29%, 11/22/2031 (a) (c)	11,464	11,460
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class C, 1.11%, 9/15/2026 (a)	2,675	2,651
Series 2020-4A, Class D, 1.64%, 10/15/2026 (a)	3,934	3,897
Series 2024-1A, Class C, 5.64%, 12/17/2029 (a)	4,925	4,989
GLS Auto Select Receivables Trust
Series 2023-2A, Class A2, 6.37%, 6/15/2028 (a)	4,687	4,744
Series 2023-1A, Class A3, 5.96%, 10/16/2028 (a)	4,000	4,065
Series 2023-1A, Class B, 6.09%, 3/15/2029 (a)	3,400	3,502
Series 2024-3A, Class A2, 5.59%, 10/15/2029 (a)	6,000	6,066
SEE NOTES TO FINANCIAL STATEMENTS.

248	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-1A, Class A2, 5.24%, 3/15/2030 (a)	4,597	4,610
Series 2024-1A, Class B, 5.32%, 3/15/2030 (a)	2,000	2,019
Series 2024-1A, Class C, 5.69%, 3/15/2030 (a)	973	989
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	6,017	5,738
Granite Park Equipment Leasing LLC Series 2023-1A, Class A3, 6.46%, 9/20/2032 (a)	12,000	12,445
GreenSky Home Improvement Trust Series 2024-1, Class A2, 5.88%, 6/25/2059 (a)	14,754	14,880
Harley-Davidson Motorcycle Trust Series 2024-A, Class A3, 5.37%, 3/15/2029	15,539	15,822
Hertz Vehicle Financing LLC
Series 2022-4A, Class A, 3.73%, 9/25/2026 (a)	1,140	1,125
Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	10,000	10,196
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 1/25/2038 (a)	2,453	2,508
Series 2024-2A, Class A, 5.50%, 3/25/2038 (a)	1,696	1,736
Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	181	174
Home Partners of America Trust
Series 2021-2, Class A, 1.90%, 12/17/2026 (a)	1,309	1,229
Series 2021-2, Class B, 2.30%, 12/17/2026 (a)	5,766	5,415
Series 2022-1, Class D, 4.73%, 4/17/2039 (a)	16,315	15,910
Honda Auto Receivables Owner Trust Series 2024-1, Class A3, 5.21%, 8/15/2028	18,416	18,639
Hyundai Auto Lease Securitization Trust Series 2024-A, Class A4, 5.07%, 2/15/2028 (a)	5,000	5,039
Hyundai Auto Receivables Trust Series 2024-A, Class A3, 4.99%, 2/15/2029	9,487	9,601
KKR Static CLO Ltd. (Cayman Islands) Series 2022-1A, Class AR, 6.67%, 7/20/2031 (a) (c)	7,545	7,551
LCM LP (Cayman Islands) Series 14A, Class AR, 6.58%, 7/20/2031 (a) (c)	7,929	7,936
Lendbuzz Securitization Trust
Series 2021-1A, Class A, 1.46%, 6/15/2026 (a)	3,735	3,675
Series 2022-1A, Class A, 4.22%, 5/17/2027 (a)	8,718	8,618
Series 2023-2A, Class A2, 7.09%, 10/16/2028 (a)	2,747	2,796
Lendmark Funding Trust Series 2021-2A, Class A, 2.00%, 4/20/2032 (a)	4,888	4,521
LP LMS Asset Securitization Trust Series 2023-1A, Class A, 8.18%, 10/17/2033 (a)	3,683	3,691
M&T Equipment Notes Series 2023-1A, Class A3, 5.74%, 7/15/2030 (a)	11,454	11,578
Magnetite Ltd. (Cayman Islands) Series 2015-15A, Class AR, 6.56%, 7/25/2031 (a) (c)	523	524
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mariner Finance Issuance Trust
Series 2020-AA, Class A, 2.19%, 8/21/2034 (a)	472	470
Series 2023-AA, Class A, 6.70%, 10/22/2035 (a)	14,800	15,112
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	15,923	15,070
Series 2024-AA, Class A, 5.13%, 9/22/2036 (a)	13,441	13,586
Merchants Fleet Funding LLC
Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	11,989	12,130
Series 2024-1A, Class A, 5.82%, 4/20/2037 (a)	15,285	15,481
Mercury Financial Credit Card Master Trust
Series 2023-1A, Class A, 8.04%, 9/20/2027 (a)	15,481	15,566
Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	12,886	13,065
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 7.64%, 3/25/2033 (c)	60	58
MVW LLC Series 2020-1A, Class A, 1.74%, 10/20/2037 (a)	888	848
Neuberger Berman CLO (Cayman Islands) Series 2013-15A, Class A1R2, 6.48%, 10/15/2029 (a) (c)	10,027	10,034
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2022-49A, Class AR, 6.43%, 7/25/2035 (a) (c)	19,596	19,590
New Economy Assets Phase Sponsor LLC Series 2021-1, Class A1, 1.91%, 10/20/2061 (a)	1,816	1,659
Nissan Auto Lease Trust
Series 2024-A, Class A2A, 5.11%, 10/15/2026	5,249	5,250
Series 2024-A, Class A3, 4.91%, 4/15/2027	5,714	5,743
NMEF Funding LLC
Series 2022-A, Class B, 3.35%, 10/16/2028 (a)	2,750	2,717
Series 2023-A, Class A2, 6.57%, 6/17/2030 (a)	8,334	8,432
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	759	728
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	8,300	7,964
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	2,580	2,438
OCP CLO Ltd. (Cayman Islands) Series 2014-6A, Class A1R2, 6.44%, 10/17/2030 (a) (c)	12,537	12,537
Octagon Investment Partners Ltd. (Cayman Islands) Series 2018-18A, Class A1A, 6.51%, 4/16/2031 (a) (c)	3,940	3,944
Octane Receivables Trust
Series 2020-1A, Class C, 2.89%, 3/20/2026 (a)	2,037	2,035
Series 2021-2A, Class A, 1.21%, 9/20/2028 (a)	657	647
Series 2021-2A, Class B, 2.02%, 9/20/2028 (a)	4,800	4,643
Series 2023-1A, Class A, 5.87%, 5/21/2029 (a)	3,467	3,478
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	249

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-1A, Class B, 5.96%, 7/20/2029 (a)	4,100	4,142
Series 2024-1A, Class A2, 5.68%, 5/20/2030 (a)	16,022	16,145
Series 2024-2A, Class B, 5.77%, 7/20/2032 (a)	2,000	2,034
Series 2024-2A, Class C, 5.90%, 7/20/2032 (a)	2,500	2,550
OnDeck Asset Securitization Trust IV LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	5,850	5,874
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	3,137	3,053
Oportun Issuance Trust
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	5,049	4,895
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	18,975	18,352
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	952	938
Pagaya AI Debt Trust Series 2023-1, Class A, 7.56%, 7/15/2030 (a)	1,638	1,644
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2022-1A, Class A1, 6.35%, 4/15/2030 (a) (c)	5,214	5,216
Series 2023-2A, Class A1, 6.73%, 1/25/2032 (a) (c)	13,532	13,565
Series 2024-3A, Class A1, 6.24%, 8/8/2032 (a) (c)	16,832	16,822
Pawneee Equipment Receivables LLC
Series 2021-1, Class A2, 1.10%, 7/15/2027 (a)	306	304
Series 2021-1, Class B, 1.82%, 7/15/2027 (a)	5,934	5,816
Series 2022-1, Class A3, 5.17%, 2/15/2028 (a)	4,414	4,412
PEAC Solutions Receivables LLC Series 2024-1A, Class A2, 5.79%, 6/21/2027 (a)	12,917	13,039
Post Road Equipment Finance LLC Series 2024-1A, Class A2, 5.59%, 11/15/2029 (a)	16,384	16,489
PowerPay Issuance Trust Series 2024-1A, Class A, 6.53%, 2/18/2039 (a)	2,633	2,682
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (d)	4,315	4,317
Series 2021-NPL3, Class A1, 4.87%, 7/25/2051 (a) (d)	9,257	9,295
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL2, Class A1, 4.99%, 6/27/2060 (a) (d)	8,664	8,725
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (a) (d)	6,223	6,275
Progress Residential
Series 2021-SFR3, Class B, 1.89%, 5/17/2026 (a)	16,067	15,230
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 (a)	1,800	1,704
Series 2021-SFR1, Class B, 1.30%, 4/17/2038 (a)	2,750	2,596
Series 2021-SFR4, Class B, 1.81%, 5/17/2038 (a)	8,800	8,324
Progress Residential Trust
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (a)	7,246	6,840
Series 2021-SFR6, Class B, 1.75%, 7/17/2038 (a)	17,500	16,489
Series 2021-SFR8, Class B, 1.68%, 10/17/2038 (a)	9,000	8,459
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	4,650	4,364
Series 2022-SFR6, Class B, 5.00%, 7/20/2039 (a)	4,000	3,980
PRPM LLC
Series 2021-3, Class A1, 4.87%, 4/25/2026 (a) (d)	2,566	2,548
Series 2021-4, Class A1, 4.87%, 4/25/2026 (a) (d)	4,720	4,696
Series 2021-5, Class A1, 4.79%, 6/25/2026 (a) (d)	11,818	11,724
Series 2021-6, Class A1, 4.79%, 7/25/2026 (a) (d)	9,078	9,001
Series 2021-7, Class A1, 4.87%, 8/25/2026 (a) (d)	4,169	4,141
Series 2021-11, Class A1, 2.49%, 11/25/2026 (a) (d)	1,639	1,631
Reach ABS Trust Series 2023-1A, Class A, 7.05%, 2/18/2031 (a)	742	745
Regional Management Issuance Trust
Series 2020-1, Class A, 2.34%, 10/15/2030 (a)	1,084	1,076
Series 2021-1, Class A, 1.68%, 3/17/2031 (a)	7,597	7,431
Series 2021-2, Class A, 1.90%, 8/15/2033 (a)	1,103	1,021
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (a)	612	611
Series 2021-A, Class A, 2.30%, 12/22/2031 (a)	9,937	9,693
Series 2021-A, Class B, 2.80%, 12/22/2031 (a)	3,000	2,858
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class A2, 5.61%, 6/15/2032 (a)	2,829	2,860
Series 2024-A, Class B, 5.62%, 6/15/2032 (a)	4,000	4,027
Series 2022-C, Class B, 6.45%, 12/15/2032 (a)	841	845
Series 2023-B, Class D, 6.66%, 12/15/2033 (a)	1,200	1,215
Santander Consumer Auto Receivables Trust Series 2021-AA, Class C, 1.03%, 11/16/2026 (a)	1,500	1,458
SEE NOTES TO FINANCIAL STATEMENTS.

250	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Santander Drive Auto Receivables Trust
Series 2021-1, Class D, 1.13%, 11/16/2026	2,119	2,091
Series 2020-3, Class D, 1.64%, 11/16/2026	237	235
Series 2020-4, Class D, 1.48%, 1/15/2027	3,706	3,674
Series 2021-2, Class D, 1.35%, 7/15/2027	2,176	2,136
Series 2021-3, Class D, 1.33%, 9/15/2027	2,144	2,098
Series 2023-4, Class B, 5.77%, 12/15/2028	7,291	7,408
Series 2023-6, Class B, 5.98%, 4/16/2029	2,500	2,569
Series 2022-3, Class C, 4.49%, 8/15/2029	12,595	12,526
Series 2024-4, Class B, 4.93%, 9/17/2029	817	818
Series 2022-4, Class C, 5.00%, 11/15/2029	20,750	20,791
Series 2023-3, Class C, 5.77%, 11/15/2030	4,000	4,094
Series 2022-5, Class D, 5.67%, 12/16/2030	16,625	16,702
Series 2022-6, Class D, 5.69%, 2/18/2031	10,600	10,722
Series 2023-5, Class C, 6.43%, 2/18/2031	6,750	7,032
Series 2024-2, Class D, 6.28%, 8/15/2031	4,700	4,875
Series 2023-4, Class C, 6.04%, 12/15/2031	14,925	15,325
SBNA Auto Lease Trust
Series 2024-A, Class A3, 5.39%, 11/20/2026 (a)	22,050	22,176
Series 2024-B, Class A3, 5.56%, 11/22/2027 (a)	1,560	1,583
Series 2024-B, Class A4, 5.55%, 12/20/2028 (a)	9,000	9,187
Series 2024-A, Class A4, 5.24%, 1/22/2029 (a)	4,000	4,040
SBNA Auto Receivables Trust Series 2024-A, Class D, 6.04%, 4/15/2030 (a)	2,000	2,049
SCF Equipment Leasing LLC
Series 2024-1A, Class A3, 5.52%, 1/20/2032 (a)	7,073	7,241
Series 2022-2A, Class B, 6.50%, 2/20/2032 (a)	2,000	2,064
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (a)	4,057	4,237
Sierra Timeshare Receivables Funding LLC
Series 2019-3A, Class A, 2.34%, 8/20/2036 (a)	237	236
Series 2020-2A, Class A, 1.33%, 7/20/2037 (a)	137	134
Series 2020-2A, Class B, 2.32%, 7/20/2037 (a)	538	524
Series 2021-1A, Class A, 0.99%, 11/20/2037 (a)	769	738
Series 2021-1A, Class B, 1.34%, 11/20/2037 (a)	473	454
Series 2021-1A, Class C, 1.79%, 11/20/2037 (a)	420	404
Series 2022-3A, Class B, 6.32%, 7/20/2039 (a)	1,084	1,106
Series 2022-2A, Class B, 5.04%, 6/20/2040 (a)	561	557
Series 2022-2A, Class C, 6.36%, 6/20/2040 (a)	561	563
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-2A, Class A, 5.14%, 6/20/2041 (a)	11,150	11,269
Stonepeak ABS Series 2021-1A, 2.30%, 2/28/2033 ‡ (a)	4,745	4,487
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class A, 6.51%, 4/16/2031 (a) (c)	2,176	2,178
Series 2015-16A, Class ARR, 6.50%, 10/15/2031 (a) (c)	17,854	17,849
Series 2018-20A, Class AR2, 6.39%, 1/16/2032 (a) (c)	17,008	17,012
TCI-Symphony CLO Ltd. (Cayman Islands) Series 2016-1A, Class AR2, 6.58%, 10/13/2032 (a) (c)	4,444	4,446
Tesla Auto Lease Trust Series 2024-A, Class A3, 5.30%, 6/21/2027 (a)	16,104	16,217
Theorem Funding Trust
Series 2022-2A, Class A, 6.06%, 12/15/2028 (a)	2,843	2,845
Series 2022-3A, Class A, 7.60%, 4/15/2029 (a)	1,924	1,940
Toyota Lease Owner Trust Series 2024-A, Class A3, 5.25%, 4/20/2027 (a)	18,400	18,574
Tricon Residential Trust
Series 2021-SFR1, Class A, 1.94%, 7/17/2038 (a)	1,793	1,697
Series 2021-SFR1, Class B, 2.24%, 7/17/2038 (a)	4,100	3,884
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (a)	11,388	11,348
Upstart Pass-Through Trust
Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	283	276
Series 2021-ST6, Class A, 1.85%, 8/20/2027 (a)	570	563
Series 2021-ST8, Class A, 1.75%, 10/20/2029 (a)	174	173
Series 2021-ST9, Class A, 1.70%, 11/20/2029 (a)	532	528
Series 2021-ST10, Class A, 2.25%, 1/20/2030 (a)	1,945	1,927
Upstart Securitization Trust
Series 2021-5, Class B, 2.49%, 11/20/2031 (a)	1,423	1,410
Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	2,092	2,090
Series 2023-1, Class A, 6.59%, 2/20/2033 (a)	589	589
Upstart Structured Pass-Through Trust Series 2022-4A, Class A, 7.01%, 11/15/2030 (a)	1,827	1,829
VCAT LLC
Series 2021-NPL1, Class A1, 5.29%, 12/26/2050 (a) (d)	208	207
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	251

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-NPL2, Class A1, 5.11%, 3/27/2051 (a) (d)	1,020	1,017
Series 2021-NPL3, Class A1, 4.74%, 5/25/2051 (a) (d)	1,254	1,244
Series 2021-NPL4, Class A1, 4.87%, 8/25/2051 (a) (d)	5,074	5,090
Veros Auto Receivables Trust
Series 2022-1, Class C, 5.03%, 8/16/2027 (a)	2,750	2,725
Series 2024-1, Class A, 6.28%, 11/15/2027 (a)	3,074	3,088
Series 2023-1, Class A, 7.12%, 11/15/2028 (a)	2,437	2,449
Series 2023-1, Class B, 7.17%, 11/15/2028 (a)	5,000	5,080
Series 2023-1, Class C, 8.32%, 11/15/2028 (a)	1,500	1,559
Series 2022-1, Class D, 7.23%, 7/16/2029 (a)	2,750	2,732
VFI ABS LLC Series 2023-1A, Class A, 7.27%, 3/26/2029 (a)	4,418	4,466
VOLT C LLC Series 2021-NPL9, Class A1, 4.99%, 5/25/2051 (a) (d)	2,932	2,931
VOLT CI LLC Series 2021-NP10, Class A1, 4.99%, 5/25/2051 (a) (d)	7,988	7,997
VOLT CIII LLC Series 2021-CF1, Class A1, 4.99%, 8/25/2051 (a) (d)	9,263	9,207
VOLT XCII LLC Series 2021-NPL1, Class A1, 4.89%, 2/27/2051 (a) (d)	2,240	2,233
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (a) (d)	6,369	6,375
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (a) (d)	6,702	6,699
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (a) (d)	3,720	3,743
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (a) (d)	6,116	6,173
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (a) (d)	5,470	5,478
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (a) (d)	4,786	4,843
VStrong Auto Receivables Trust
Series 2023-A, Class A3, 6.87%, 11/15/2027 (a)	6,400	6,482
Series 2023-A, Class B, 7.11%, 2/15/2030 (a)	5,375	5,554
Westgate Resorts LLC
Series 2024-1A, Class A, 6.06%, 1/20/2038 (a)	8,602	8,689
Series 2024-1A, Class B, 6.56%, 1/20/2038 (a)	6,212	6,271
Westlake Automobile Receivables Trust
Series 2020-3A, Class D, 1.65%, 2/17/2026 (a)	857	856
Series 2021-1A, Class D, 1.23%, 4/15/2026 (a)	14,709	14,557
Series 2021-3A, Class C, 1.58%, 1/15/2027 (a)	13,879	13,750
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	9,550	9,313
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2023-3A, Class B, 5.92%, 9/15/2028 (a)	11,000	11,130
Series 2023-3A, Class C, 6.02%, 9/15/2028 (a)	6,400	6,499
Series 2023-4A, Class C, 6.64%, 11/15/2028 (a)	5,000	5,133
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	3,500	3,612
Series 2023-2A, Class D, 7.01%, 11/15/2028 (a)	7,072	7,276
Westlake Flooring Master Trust
Series 2024-1A, Class A, 5.43%, 2/15/2028 (a)	7,750	7,820
Series 2024-1A, Class B, 6.07%, 2/15/2028 (a)	4,100	4,125
Wheels Fleet Lease Funding LLC Series 2024-1A, Class A1, 5.49%, 2/18/2039 (a)	12,736	12,863
Wingspire Equipment Finance LLC Series 2024-1A, Class A2, 4.99%, 9/20/2032 (a)	13,400	13,415
World Omni Automobile Lease Securitization Trust Series 2024-A, Class A3, 5.26%, 10/15/2027	11,571	11,750
Total Asset-Backed Securities (Cost $2,198,319)		2,206,419
U.S. Treasury Obligations — 22.0%
U.S. Treasury Notes
4.25%, 9/30/2024	2,445	2,443
4.25%, 12/31/2024	3,410	3,401
3.88%, 3/31/2025	1,417	1,411
4.63%, 6/30/2025	329,815	330,096
5.00%, 8/31/2025	3,685	3,706
4.00%, 12/15/2025	6,360	6,342
3.88%, 1/15/2026	9,835	9,797
4.00%, 2/15/2026	983	981
4.38%, 12/15/2026	14,655	14,813
4.00%, 1/15/2027	368,135	369,242
4.13%, 2/15/2027	240,350	241,843
4.25%, 3/15/2027	289,340	292,279
4.50%, 4/15/2027	142,560	144,916
2.75%, 4/30/2027	28,000	27,246
4.50%, 5/15/2027	247,785	251,986
4.38%, 7/15/2027	176,815	179,536
0.38%, 7/31/2027	19,020	17,241
0.50%, 10/31/2027	90,000	81,253
4.13%, 10/31/2027	33,500	33,826
Total U.S. Treasury Obligations (Cost $1,989,432)		2,012,358
Mortgage-Backed Securities — 9.0%
FHLMC
Pool # 611141, ARM, 6.29%, 1/1/2027 (c)	2	2
SEE NOTES TO FINANCIAL STATEMENTS.

252	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 846774, ARM, 6.28%, 12/1/2027 (c)	—	—
Pool # 1B2844, ARM, 6.27%, 3/1/2035 (c)	27	27
Pool # 1L1380, ARM, 6.98%, 3/1/2035 (c)	467	485
Pool # 1L1379, ARM, 7.15%, 10/1/2035 (c)	349	360
Pool # 1G1861, ARM, 6.54%, 3/1/2036 (c)	176	179
Pool # 1J1380, ARM, 7.68%, 3/1/2036 (c)	54	55
Pool # 1J1313, ARM, 7.33%, 6/1/2036 (c)	33	34
Pool # 1G1028, ARM, 7.67%, 7/1/2036 (c)	16	16
Pool # 1K0035, ARM, 7.48%, 8/1/2036 (c)	49	51
Pool # 1N0273, ARM, 7.60%, 8/1/2036 (c)	41	42
Pool # 1J1393, ARM, 6.73%, 10/1/2036 (c)	185	191
Pool # 1J1378, ARM, 5.89%, 11/1/2036 (c)	96	97
Pool # 1J1418, ARM, 5.94%, 12/1/2036 (c)	62	63
Pool # 1J1467, ARM, 5.99%, 12/1/2036 (c)	87	90
Pool # 1N0346, ARM, 7.31%, 12/1/2036 (c)	92	92
Pool # 1J1541, ARM, 6.05%, 1/1/2037 (c)	299	303
Pool # 1J1516, ARM, 6.07%, 2/1/2037 (c)	61	63
Pool # 1J1635, ARM, 6.06%, 3/1/2037 (c)	128	132
Pool # 1J1522, ARM, 6.66%, 3/1/2037 (c)	61	63
Pool # 1N1458, ARM, 7.07%, 3/1/2037 (c)	80	82
Pool # 1Q0339, ARM, 6.77%, 4/1/2037 (c)	11	11
Pool # 1Q0697, ARM, 7.19%, 5/1/2037 (c)	425	429
Pool # 1J1681, ARM, 7.73%, 6/1/2037 (c)	406	416
Pool # 1J1685, ARM, 7.73%, 6/1/2037 (c)	137	139
Pool # 1J2834, ARM, 6.14%, 8/1/2037 (c)	48	49
Pool # 847871, ARM, 6.59%, 8/1/2037 (c)	98	98
Pool # 1Q0476, ARM, 6.23%, 10/1/2037 (c)	80	81
Pool # 1J2945, ARM, 6.00%, 11/1/2037 (c)	46	46
Pool # 1Q0894, ARM, 7.18%, 1/1/2038 (c)	159	160
Pool # 1Q0722, ARM, 6.58%, 4/1/2038 (c)	143	145
FHLMC Gold Pools, 15 Year
Pool # J14783, 4.00%, 3/1/2026	11	11
Pool # G14643, 4.00%, 8/1/2026	17	17
Pool # G14973, 4.00%, 12/1/2028	34	34
Pool # J30812, 3.00%, 2/1/2030	5,064	4,928
Pool # J31731, 3.00%, 5/1/2030	202	197
Pool # G16018, 3.00%, 12/1/2031	2,861	2,773
Pool # G18643, 2.50%, 5/1/2032	8,616	8,208
Pool # G18692, 3.50%, 6/1/2033	7,556	7,403
Pool # G16584, 3.50%, 8/1/2033	10,856	10,633
Pool # G18713, 3.50%, 11/1/2033	17,829	17,476
FHLMC Gold Pools, 20 Year
Pool # G30262, 6.00%, 10/1/2024	—	—
Pool # G30325, 5.50%, 3/1/2027	188	190
Pool # C91261, 4.50%, 8/1/2029	61	61
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # C91349, 4.50%, 12/1/2030	67	67
Pool # G30565, 4.50%, 10/1/2031	157	158
Pool # G30701, 5.00%, 11/1/2031	53	54
Pool # C91388, 3.50%, 2/1/2032	1,524	1,488
Pool # C91447, 3.50%, 5/1/2032	116	113
Pool # C91449, 4.00%, 5/1/2032	535	530
Pool # C91581, 3.00%, 11/1/2032	617	591
Pool # K90311, 3.00%, 4/1/2033	1,248	1,193
Pool # G30669, 4.50%, 12/1/2033	831	834
Pool # C91761, 4.00%, 5/1/2034	626	620
Pool # K92617, 3.00%, 4/1/2035	3,455	3,285
Pool # C91862, 3.50%, 1/1/2036	2,251	2,188
Pool # C91880, 3.50%, 6/1/2036	1,289	1,245
FHLMC Gold Pools, 30 Year
Pool # A30588, 6.00%, 7/1/2032	53	55
Pool # G01665, 5.50%, 3/1/2034	1,160	1,191
Pool # G05046, 5.00%, 11/1/2036	67	68
Pool # G03073, 5.50%, 7/1/2037	558	573
Pool # G04772, 7.00%, 8/1/2038	66	71
Pool # G05091, 4.50%, 9/1/2038	550	549
Pool # G05798, 5.50%, 1/1/2040	137	141
Pool # G08729, 4.50%, 9/1/2046	371	368
FHLMC Gold Pools, Other
Pool # T45022, 2.50%, 1/1/2028	1,547	1,500
Pool # U79013, 2.50%, 4/1/2028	287	278
Pool # U79014, 2.50%, 5/1/2028	348	338
Pool # T40143, 2.50%, 7/1/2028	334	325
Pool # U79019, 3.00%, 7/1/2028	61	60
Pool # U79026, 2.50%, 9/1/2028	70	68
Pool # U49013, 3.00%, 9/1/2028	555	541
Pool # G20027, 10.00%, 10/1/2030	5	5
Pool # ZT1051, 3.50%, 12/1/2033	1,618	1,570
Pool # G20028, 7.50%, 12/1/2036	921	946
Pool # RE6019, 3.00%, 12/1/2049	521	455
Pool # RE6030, 3.50%, 2/1/2050	366	334
Pool # RE6028, 3.00%, 4/1/2050	303	265
Pool # RE6048, 2.50%, 5/1/2050	1,257	1,053
Pool # RE6041, 3.00%, 5/1/2050	4,670	4,074
FHLMC UMBS, 10 Year
Pool # RD5058, 2.00%, 5/1/2031	12,825	12,104
Pool # RD5059, 1.50%, 6/1/2031	13,793	12,813
Pool # RD5121, 4.50%, 9/1/2032	2,262	2,263
Pool # RD5122, 4.00%, 10/1/2032	2,607	2,571
Pool # RD5146, 4.50%, 5/1/2033	2,730	2,728
Pool # RD5150, 5.00%, 5/1/2033	5,057	5,123
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	253

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # RD5157, 4.50%, 7/1/2033	1,945	1,942
FHLMC UMBS, 15 Year
Pool # ZS6893, 3.00%, 1/1/2029	11,563	11,267
Pool # ZK7588, 3.00%, 2/1/2029	7,252	7,078
Pool # ZS7344, 3.00%, 1/1/2031	9,939	9,620
Pool # SB1025, 2.50%, 2/1/2031	10,260	9,857
Pool # ZS8602, 3.00%, 3/1/2031	3,076	2,975
Pool # ZK8739, 3.00%, 5/1/2032	7,815	7,535
Pool # SB0722, 3.00%, 4/1/2033	4,288	4,160
Pool # ZS8076, 4.00%, 7/1/2033	1,312	1,304
Pool # ZS8124, 4.00%, 8/1/2033	2,044	2,031
Pool # ZT1403, 3.50%, 11/1/2033	11,855	11,608
Pool # ZT1412, 4.00%, 11/1/2033	12,809	12,751
Pool # SB1084, 3.00%, 3/1/2035	13,501	13,098
Pool # SB0754, 2.00%, 3/1/2036	895	815
Pool # SB1182, 6.00%, 2/1/2038	25,841	26,431
FHLMC UMBS, 20 Year
Pool # ZT2375, 4.00%, 3/1/2032	8,419	8,334
Pool # ZS9162, 3.00%, 9/1/2033	4,348	4,183
Pool # ZT1674, 5.00%, 2/1/2035	2,509	2,532
Pool # SC0379, 4.50%, 4/1/2035	3,443	3,441
Pool # ZT1808, 3.50%, 5/1/2037	7,689	7,473
Pool # ZA5795, 4.00%, 11/1/2038	8,961	8,791
FHLMC UMBS, 30 Year Pool # SD4986, 5.50%, 11/1/2052	5,926	6,081
FNMA
Pool # 325081, ARM, 6.72%, 10/1/2025 (c)	1	1
Pool # 409902, ARM, 6.49%, 6/1/2027 (c)	3	3
Pool # 52597, ARM, 4.53%, 7/1/2027 (c)	1	1
Pool # 810896, ARM, 7.17%, 1/1/2035 (c)	15	15
Pool # 865095, ARM, 8.18%, 10/1/2035 (c)	166	168
Pool # AD0295, ARM, 7.11%, 3/1/2036 (c)	214	217
Pool # 894571, ARM, 7.16%, 3/1/2036 (c)	403	423
Pool # 877009, ARM, 8.18%, 3/1/2036 (c)	185	190
Pool # 895687, ARM, 7.38%, 5/1/2036 (c)	32	32
Pool # 882099, ARM, 7.03%, 7/1/2036 (c)	62	62
Pool # 884722, ARM, 7.12%, 8/1/2036 (c)	27	28
Pool # 886558, ARM, 7.52%, 8/1/2036 (c)	133	136
Pool # 745858, ARM, 7.64%, 8/1/2036 (c)	18	19
Pool # 887714, ARM, 7.67%, 8/1/2036 (c)	38	38
Pool # 882241, ARM, 7.53%, 10/1/2036 (c)	102	102
Pool # 905593, ARM, 5.81%, 12/1/2036 (c)	11	11
Pool # 870920, ARM, 5.87%, 12/1/2036 (c)	14	14
Pool # AD0296, ARM, 5.87%, 12/1/2036 (c)	182	184
Pool # 905196, ARM, 6.29%, 12/1/2036 (c)	14	14
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 888143, ARM, 5.81%, 1/1/2037 (c)	37	37
Pool # 920954, ARM, 7.15%, 1/1/2037 (c)	267	273
Pool # 913984, ARM, 7.18%, 2/1/2037 (c)	135	137
Pool # 910178, ARM, 6.37%, 3/1/2037 (c)	294	298
Pool # 888750, ARM, 6.58%, 4/1/2037 (c)	31	31
Pool # 936588, ARM, 6.77%, 4/1/2037 (c)	54	56
Pool # 948208, ARM, 7.04%, 7/1/2037 (c)	185	187
Pool # 944105, ARM, 7.11%, 7/1/2037 (c)	4	4
Pool # 950385, ARM, 6.63%, 8/1/2037 (c)	2	2
Pool # 950382, ARM, 6.79%, 8/1/2037 (c)	456	465
Pool # 952182, ARM, 5.95%, 11/1/2037 (c)	110	112
Pool # AD0081, ARM, 6.08%, 11/1/2037 (c)	54	55
Pool # 995108, ARM, 6.69%, 11/1/2037 (c)	203	209
Pool # 966911, ARM, 6.04%, 12/1/2037 (c)	35	35
FNMA UMBS, 10 Year
Pool # MA2233, 2.50%, 4/1/2025	5	5
Pool # MA4040, 2.00%, 6/1/2030	328	311
Pool # MA4332, 2.00%, 5/1/2031	12,489	11,800
Pool # MA4367, 1.50%, 6/1/2031	16,615	15,435
Pool # BP3513, 2.00%, 6/1/2031	1,006	949
Pool # FS0868, 2.50%, 3/1/2032	2,480	2,355
Pool # MA4637, 3.00%, 6/1/2032	644	622
Pool # FS5461, 3.50%, 12/1/2032	3,309	3,252
Pool # MA5079, 5.00%, 6/1/2033	1,789	1,812
Pool # MA5117, 4.50%, 7/1/2033	1,789	1,790
FNMA UMBS, 15 Year
Pool # AD0662, 5.50%, 1/1/2025	1	1
Pool # AL2193, 5.50%, 7/1/2025	—	—
Pool # AJ5336, 3.00%, 11/1/2026	19	19
Pool # AK0971, 3.00%, 2/1/2027	22	22
Pool # AO0800, 3.00%, 4/1/2027	31	30
Pool # AP7842, 3.00%, 9/1/2027	24	24
Pool # AL3439, 4.00%, 9/1/2027	96	95
Pool # AL4307, 4.00%, 10/1/2028	255	252
Pool # AL6105, 4.00%, 12/1/2029	17	16
Pool # AZ0888, 3.50%, 7/1/2030	2,427	2,385
Pool # AZ8018, 3.00%, 9/1/2030	3,481	3,378
Pool # FM9465, 3.00%, 1/1/2031	3,146	3,067
Pool # AL9065, 3.00%, 9/1/2031	4,596	4,448
Pool # FM3524, 3.00%, 4/1/2032	5,196	5,053
Pool # BM5110, 3.00%, 9/1/2032	10,881	10,539
Pool # MA3540, 3.50%, 12/1/2033	7,367	7,195
Pool # MA3559, 3.50%, 1/1/2034	7,563	7,415
Pool # BN6225, 3.50%, 3/1/2034	2,655	2,600
Pool # CA3614, 3.50%, 5/1/2034	8,953	8,752
SEE NOTES TO FINANCIAL STATEMENTS.

254	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CA4258, 2.50%, 10/1/2034	4,178	3,885
Pool # CA4263, 3.00%, 10/1/2034	3,986	3,831
Pool # FS4368, 4.00%, 11/1/2034	24,864	24,669
Pool # FS4292, 3.00%, 2/1/2035	2,934	2,842
Pool # MA3984, 2.50%, 4/1/2035	2,720	2,544
Pool # FS3924, 3.00%, 6/1/2035	18,162	17,580
Pool # FS4504, 3.50%, 9/1/2035	4,849	4,755
Pool # FS5951, 3.50%, 9/1/2035	4,690	4,607
Pool # FS4848, 3.00%, 7/1/2036	3,116	3,004
Pool # FS4430, 3.50%, 1/1/2037	4,189	4,104
Pool # FS6749, 3.50%, 1/1/2037	3,394	3,291
FNMA UMBS, 20 Year
Pool # 256714, 5.50%, 5/1/2027	52	53
Pool # MA0214, 5.00%, 10/1/2029	420	424
Pool # AD5474, 5.00%, 5/1/2030	163	164
Pool # MA0534, 4.00%, 10/1/2030	62	62
Pool # AL4165, 4.50%, 1/1/2031	355	354
Pool # MA0804, 4.00%, 7/1/2031	71	71
Pool # MA0792, 4.50%, 7/1/2031	618	620
Pool # MA3894, 4.00%, 9/1/2031	92	91
Pool # 890653, 4.50%, 1/1/2032	294	294
Pool # AL5958, 4.00%, 3/1/2032	702	693
Pool # MA1037, 3.00%, 4/1/2032	648	623
Pool # AL1722, 4.50%, 4/1/2032	52	52
Pool # AB5811, 3.00%, 8/1/2032	943	906
Pool # AL7474, 3.50%, 10/1/2032	592	574
Pool # MA1270, 2.50%, 11/1/2032	418	395
Pool # AL3190, 4.00%, 12/1/2032	273	269
Pool # AU5910, 3.50%, 9/1/2033 (e)	4,977	4,842
Pool # MA1802, 3.00%, 1/1/2034	524	499
Pool # BM4298, 3.50%, 4/1/2034	9,276	9,015
Pool # AL8051, 4.00%, 5/1/2034	2,481	2,446
Pool # AL5373, 4.50%, 5/1/2034	286	287
Pool # MA1922, 4.00%, 6/1/2034	14,520	14,341
Pool # BM4606, 4.00%, 1/1/2036	10,079	9,971
Pool # MA2587, 3.50%, 4/1/2036	1,574	1,529
Pool # FM2477, 3.00%, 5/1/2036	2,245	2,152
Pool # AS7789, 3.00%, 8/1/2036	2,839	2,688
Pool # FM6297, 3.50%, 12/1/2036	2,362	2,297
Pool # FS0448, 3.00%, 1/1/2037	5,665	5,413
Pool # BM1370, 3.00%, 4/1/2037	1,392	1,315
Pool # BJ2544, 3.00%, 12/1/2037	1,031	964
Pool # FM2922, 3.00%, 2/1/2038	1,609	1,537
Pool # FS4583, 4.00%, 6/1/2038	1,666	1,646
Pool # FS1689, 4.50%, 4/1/2039	1,363	1,367
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # FS4048, 4.50%, 4/1/2039	10,855	10,889
FNMA UMBS, 30 Year
Pool # 250511, 6.50%, 3/1/2026	—	—
Pool # 555889, 8.00%, 12/1/2030	5	5
Pool # 254548, 5.50%, 12/1/2032	574	593
Pool # 555458, 5.50%, 5/1/2033	1,167	1,189
Pool # AB0054, 4.50%, 12/1/2034	1,509	1,505
Pool # 735503, 6.00%, 4/1/2035	845	884
Pool # 745275, 5.00%, 2/1/2036	1,464	1,493
Pool # 889118, 5.50%, 4/1/2036	1,574	1,606
Pool # 889209, 5.00%, 5/1/2036	82	83
Pool # 745948, 6.50%, 10/1/2036	128	135
Pool # 889494, 5.50%, 1/1/2037	111	114
Pool # AD0249, 5.50%, 4/1/2037	1,119	1,143
Pool # 995024, 5.50%, 8/1/2037	175	180
Pool # FS4003, 5.50%, 8/1/2037	6,111	6,270
Pool # 950302, 7.00%, 8/1/2037	282	296
Pool # 888890, 6.50%, 10/1/2037	370	390
Pool # 929005, 6.00%, 1/1/2038	241	252
Pool # 995049, 5.50%, 2/1/2038	3,508	3,651
Pool # 890268, 6.50%, 10/1/2038	655	680
Pool # 995149, 6.50%, 10/1/2038	398	415
Pool # AL7521, 5.00%, 6/1/2039	215	219
Pool # AC3237, 5.00%, 10/1/2039	109	112
Pool # AB2025, 5.00%, 1/1/2040	459	468
Pool # AD6431, 4.50%, 6/1/2040	115	115
Pool # AK6740, 4.00%, 3/1/2042	1,255	1,233
Pool # AO7185, 4.00%, 9/1/2042	616	597
Pool # AL7590, 3.50%, 10/1/2045	575	538
Pool # FS5552, 5.00%, 12/1/2047	5,757	5,865
Pool # FS6870, 5.50%, 11/1/2052	4,059	4,184
FNMA, 30 Year Pool # 801357, 5.50%, 8/1/2034	29	29
FNMA, Other
Pool # AN0254, 2.97%, 12/1/2025	4,737	4,633
Pool # AN1461, 2.59%, 5/1/2026	10,000	9,688
Pool # AN1613, 2.55%, 7/1/2026	9,218	8,912
Pool # BL4482, 2.19%, 11/1/2026	10,108	9,675
Pool # AM8146, 2.78%, 2/1/2027	7,255	7,033
Pool # AN5041, 3.08%, 3/1/2027	5,074	4,950
Pool # AN6585, 2.84%, 9/1/2027	6,510	6,273
Pool # AN6586, 2.84%, 9/1/2027	5,956	5,732
Pool # AN7079, 2.80%, 10/1/2027	2,733	2,633
Pool # AN7169, 2.83%, 10/1/2027	5,330	5,135
Pool # BL9763, 1.24%, 12/1/2027	2,500	2,277
Pool # AB7351, 2.50%, 12/1/2027	290	282
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	255

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AQ8837, 2.50%, 12/1/2027	180	176
Pool # AQ9357, 2.50%, 1/1/2028	101	98
Pool # AN8048, 3.08%, 1/1/2028	3,160	3,072
Pool # AQ9760, 2.50%, 2/1/2028	507	491
Pool # MA1360, 2.50%, 2/1/2028	577	559
Pool # BS1625, 1.35%, 4/1/2028	5,015	4,563
Pool # BS8763, 4.50%, 6/1/2028	1,335	1,352
Pool # BS9129, 4.39%, 7/1/2028	3,798	3,831
Pool # MA1557, 3.00%, 8/1/2028	104	101
Pool # AN9814, 3.63%, 8/1/2028	3,567	3,484
Pool # BS9300, 4.46%, 8/1/2028	4,840	4,892
Pool # BS9278, 4.65%, 8/1/2028	1,444	1,466
Pool # BS9323, 4.86%, 8/1/2028	1,224	1,252
Pool # BS9590, 4.82%, 9/1/2028	7,345	7,496
Pool # BS9454, 5.34%, 9/1/2028	4,505	4,683
Pool # BZ0016, 5.55%, 12/1/2028	5,000	5,224
Pool # BZ0809, 4.89%, 4/1/2029	1,268	1,301
Pool # BZ0931, 4.71%, 5/1/2029	8,982	9,144
Pool # BM7222, 3.50%, 10/1/2029	3,028	2,976
Pool # BM7221, 3.00%, 2/1/2031	5,962	5,818
Pool # BK4847, 2.50%, 4/1/2033	189	182
Pool # BM6947, 3.50%, 7/1/2033	2,752	2,688
Pool # BM6595, 4.00%, 6/1/2037	1,714	1,695
Pool # BF0077, 4.50%, 3/1/2039	8,297	8,233
Pool # BF0194, 4.50%, 7/1/2040	2,140	2,123
Pool # BF0238, 4.50%, 8/1/2041	12,355	12,419
Pool # MA0896, 4.00%, 11/1/2041	288	276
Pool # MA1188, 3.00%, 9/1/2042	1,482	1,351
Pool # MA1349, 3.00%, 2/1/2043	1,495	1,363
Pool # MA1371, 3.00%, 3/1/2043	500	453
Pool # MA1433, 3.00%, 5/1/2043	655	594
Pool # MA1510, 4.00%, 7/1/2043	705	684
Pool # AL6167, 3.50%, 1/1/2044	1,056	993
Pool # BM3994, 3.50%, 1/1/2044	1,359	1,277
Pool # AL6854, 3.00%, 2/1/2044	1,963	1,811
Pool # AL7826, 3.50%, 1/1/2046	1,558	1,505
Pool # MA2621, 3.50%, 5/1/2046	314	289
Pool # MA2744, 3.50%, 9/1/2046	802	738
Pool # AL9060, 5.57%, 4/1/2047	3,816	3,965
Pool # BH8493, 3.00%, 11/1/2047	1,088	969
Pool # MA3197, 3.00%, 11/1/2047	528	470
Pool # BM5053, 3.00%, 4/1/2048	401	367
Pool # BF0371, 5.00%, 7/1/2048	1,621	1,644
Pool # BF0573, 5.50%, 12/1/2048	12,574	12,758
Pool # BM6073, 3.00%, 7/1/2049	868	793
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # MA3876, 3.00%, 12/1/2049	2,025	1,766
Pool # MA3913, 3.00%, 1/1/2050	955	833
Pool # CA5133, 3.00%, 2/1/2050	474	414
Pool # MA3971, 3.00%, 3/1/2050	3,112	2,714
Pool # CA5979, 3.00%, 5/1/2050	438	383
Pool # MA4029, 3.00%, 5/1/2050	388	339
Pool # MA4057, 2.50%, 6/1/2050	752	630
Pool # CA6065, 3.00%, 6/1/2050	366	319
Pool # MA4058, 3.00%, 6/1/2050	309	270
Pool # CA6385, 3.00%, 7/1/2050	462	403
GNMA I, 15 Year Pool # 783929, 4.00%, 5/15/2026	5	5
GNMA I, 30 Year
Pool # 780115, 8.50%, 4/15/2025	—	—
Pool # 423946, 9.00%, 10/15/2026	—	—
Pool # 786458, 5.50%, 3/15/2033	2,900	2,988
Pool # 784278, 5.50%, 1/15/2034	2,153	2,221
Pool # 687926, 6.50%, 9/15/2038	815	843
Pool # 785282, 4.25%, 10/15/2040	7,557	7,333
Pool # 785859, 5.50%, 6/15/2041	23,323	24,066
Pool # AE7700, 3.50%, 8/15/2043	403	384
GNMA II
Pool # 8746, ARM, 3.75%, 11/20/2025 (c)	4	4
Pool # 8790, ARM, 4.62%, 1/20/2026 (c)	2	2
Pool # 80053, ARM, 4.62%, 3/20/2027 (c)	—	—
Pool # 80152, ARM, 4.62%, 1/20/2028 (c)	—	—
GNMA II, 15 Year
Pool # 5136, 4.00%, 8/20/2026	15	15
Pool # 5208, 3.00%, 10/20/2026	286	281
Pool # 5277, 3.50%, 1/20/2027	62	61
Pool # MA3495, 2.50%, 3/20/2031	7,322	7,013
Pool # MA3638, 2.50%, 5/20/2031	3,941	3,767
GNMA II, 30 Year
Pool # 1989, 8.50%, 4/20/2025	—	—
Pool # 2285, 8.00%, 9/20/2026	2	2
Pool # 2499, 8.00%, 10/20/2027	1	1
Pool # 2525, 8.00%, 12/20/2027	—	—
Pool # 2646, 7.50%, 9/20/2028	1	1
Pool # 4224, 7.00%, 8/20/2038	399	415
Pool # 4245, 6.00%, 9/20/2038	580	622
Pool # 4247, 7.00%, 9/20/2038	822	854
Pool # MA8619, 6.50%, 11/20/2038	2,815	2,898
Pool # MA8918, 5.50%, 12/20/2038	1,927	1,992
SEE NOTES TO FINANCIAL STATEMENTS.

256	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
GNMA II, Other Pool # MA6081, 3.50%, 8/20/2049	685	632
Total Mortgage-Backed Securities (Cost $824,209)		822,728
Collateralized Mortgage Obligations — 8.5%
Alternative Loan Trust Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	5	6
Angel Oak Mortgage Trust Series 2020-5, Class A1, 1.37%, 5/25/2065 (a) (c)	961	905
Bear Stearns ARM Trust Series 2003-7, Class 3A, 7.05%, 10/25/2033 (c)	9	9
CFMT LLC Series 2024-HB15, Class A, 4.00%, 8/25/2034 ‡ (a) (c)	12,000	11,771
CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	2	1
Citigroup Mortgage Loan Trust Series 2004-UST1, Class A6, 7.54%, 8/25/2034 (c)	105	98
Connecticut Avenue Securities Trust Series 2022-R02, Class 2M2, 8.35%, 1/25/2042 (a) (c)	1,775	1,824
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8, Class 6A1, 4.50%, 12/25/2019	67	51
CSMC Mortgage-Backed Trust Series 2007-5, Class 5A5, 5.50%, 4/1/2037 (c)	174	—
CSMC Trust Series 2021-RPL1, Class A1, 4.07%, 9/27/2060 (a) (c)	7,926	7,929
FHLMC - GNMA Series 56, Class Z, 7.50%, 9/20/2026	4	4
FHLMC Structured Pass-Through Securities Certificates Series T-20, Class A6, 7.99%, 9/25/2029 (d)	—	—
FHLMC, Reference REMIC
Series R003, Class ZA, 5.50%, 10/15/2035	21,510	22,439
Series R005, Class ZA, 5.50%, 2/15/2036	1,969	2,059
FHLMC, REMIC
Series 1754, Class Z, 8.50%, 9/15/2024	—	—
Series 1779, Class Z, 8.50%, 4/15/2025	2	2
Series 4303, Class VA, 3.50%, 5/15/2025	80	79
Series 3005, Class ED, 5.00%, 7/15/2025	40	40
Series 3826, Class BK, 3.00%, 3/15/2026	73	72
Series 3864, Class PG, 3.50%, 5/15/2026	12	11
Series 3887, Class GM, 4.00%, 7/15/2026 (d)	17	17
Series 3903, Class GB, 4.00%, 8/15/2026	28	27
Series 3909, Class HG, 4.00%, 8/15/2026 (d)	51	50
Series 1888, Class Z, 7.00%, 8/15/2026	7	7
Series 3936, Class AB, 3.00%, 10/15/2026	126	124
Series 3946, Class BU, 3.00%, 10/15/2026	42	41
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3996, Class BA, 1.50%, 2/15/2027	29	29
Series 4015, Class GL, 2.25%, 3/15/2027	36	35
Series 4020, Class N, 3.00%, 3/15/2027	21	21
Series 4054, Class AE, 1.50%, 4/15/2027	61	59
Series 4029, Class LY, 3.00%, 4/15/2027	1,000	979
Series 4039, Class AB, 1.50%, 5/15/2027	73	71
Series 4039, Class PB, 1.50%, 5/15/2027	244	235
Series 4043, Class PB, 1.50%, 5/15/2027	179	173
Series 4097, Class HJ, 1.50%, 8/15/2027	270	260
Series 4089, Class AI, IO, 3.00%, 8/15/2027	1,117	29
Series 4103, Class HA, 2.50%, 9/15/2027	85	83
Series 4361, Class CA, 2.50%, 9/15/2027	190	185
Series 4131, Class BC, 1.25%, 11/15/2027	56	54
Series 4129, Class AP, 1.50%, 11/15/2027	330	317
Series 4141, Class BI, IO, 2.50%, 12/15/2027	1,342	36
Series 4304, Class DW, 2.50%, 12/15/2027	784	763
Series 4207, Class JD, 1.50%, 5/15/2028	76	73
Series 4217, Class UD, 1.75%, 6/15/2028	130	125
Series 2090, Class F, 5.67%, 10/15/2028 (c)	3	3
Series 3523, Class MX, 4.50%, 4/15/2029	45	45
Series 4338, Class GE, 2.50%, 5/15/2029	19	19
Series 2995, Class FT, 5.72%, 5/15/2029 (c)	66	65
Series 3721, Class DG, 2.75%, 9/15/2030	107	102
Series 3775, Class DB, 4.00%, 12/15/2030	208	207
Series 3779, Class LB, 4.00%, 12/15/2030	229	228
Series 2303, Class FY, 5.77%, 4/15/2031 (c)	68	67
Series 2326, Class ZQ, 6.50%, 6/15/2031	62	63
Series 2362, Class F, 5.87%, 9/15/2031 (c)	10	10
Series 2500, Class FD, 5.97%, 3/15/2032 (c)	90	90
Series 4170, Class QE, 2.00%, 5/15/2032	33	32
Series 4094, Class BF, 5.87%, 8/15/2032 (c)	240	240
Series 2492, Class GH, 6.00%, 8/15/2032	141	147
Series 4120, Class KA, 1.75%, 10/15/2032	348	328
Series 4142, Class PG, 2.00%, 12/15/2032	36	35
Series 4156, Class PE, 2.00%, 1/15/2033	1,811	1,705
Series 2711, Class FC, 6.37%, 2/15/2033 (c)	614	620
Series 2602, Class FH, 5.78%, 4/15/2033 (c)	110	109
Series 4206, Class DZ, 3.00%, 5/15/2033	523	493
Series 4423, Class VN, 3.00%, 5/15/2033	1,100	1,078
Series 2617, Class Z, 5.50%, 5/15/2033	2,533	2,618
Series 4283, Class ZL, 3.00%, 8/15/2033	25,519	24,552
Series 2662, Class MT, 4.50%, 8/15/2033	36	36
Series 4620, IO, 5.00%, 9/15/2033	225	32
Series 4255, Class LZ, 3.00%, 10/15/2033	8,157	7,834
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	257

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3005, Class PV, IF, 4.14%, 10/15/2033 (c)	1	1
Series 2686, Class KZ, 4.50%, 10/15/2033	491	479
Series 2693, Class Z, 5.50%, 10/15/2033	104	108
Series 2727, Class PM, 4.50%, 1/15/2034	605	606
Series 2736, Class PE, 5.00%, 1/15/2034	2,468	2,522
Series 4301, Class UL, 3.50%, 2/15/2034	7,567	7,382
Series 2806, Class FA, 6.47%, 2/15/2034 (c)	187	181
Series 2989, Class MU, IF, IO, 1.53%, 7/15/2034 (c)	713	43
Series 3204, Class ZM, 5.00%, 8/15/2034	383	392
Series 4401, Class BL, 3.50%, 10/15/2034	7,614	7,412
Series 2963, Class ZG, 5.00%, 11/15/2034	337	344
Series 2901, Class S, IF, 4.61%, 12/15/2034 (c)	289	297
Series 2898, Class PG, 5.00%, 12/15/2034	509	520
Series 3003, Class LD, 5.00%, 12/15/2034	80	82
Series 2933, Class EM, 5.50%, 1/15/2035	36	36
Series 4265, Class FD, 5.87%, 1/15/2035 (c)	195	193
Series 2929, Class PG, 5.00%, 2/15/2035	59	60
Series 2941, Class Z, 4.50%, 3/15/2035	1,200	1,169
Series 2953, Class PG, 5.50%, 3/15/2035	207	216
Series 3002, Class BN, 5.00%, 7/15/2035	171	171
Series 3013, Class HZ, 5.00%, 8/15/2035	557	569
Series 3101, Class UZ, 6.00%, 1/15/2036	133	141
Series 3174, Class LF, 5.82%, 5/15/2036 (c)	95	94
Series 3662, Class ZB, 5.50%, 8/15/2036	111	116
Series 4646, Class JV, 3.50%, 11/15/2036	6,446	6,284
Series 3688, Class NB, 4.50%, 11/15/2036	459	461
Series 3855, Class AM, 6.50%, 11/15/2036	1,043	1,071
Series 3704, Class CZ, 4.00%, 12/15/2036	1,161	1,113
Series 3249, Class CL, 4.25%, 12/15/2036	641	629
Series 3258, Class PM, 5.50%, 12/15/2036	231	237
Series 5280, Class T, 5.50%, 1/25/2037	19,456	20,105
Series 3305, Class IW, IF, IO, 0.98%, 4/15/2037 (c)	222	9
Series 3318, Class HF, 5.73%, 5/15/2037 (c)	106	103
Series 3724, Class CM, 5.50%, 6/15/2037	238	250
Series 3326, Class FG, 5.82%, 6/15/2037 (c)	424	417
Series 3351, Class ZC, 5.50%, 7/15/2037	914	957
Series 3420, Class EI, IO, 1.12%, 8/15/2037 (d)	2,010	95
Series 3429, Class S, IF, IO, 1.35%, 3/15/2038 (c)	354	34
Series 3447, Class DB, 5.00%, 5/15/2038	1,118	1,141
Series 3459, Class MB, 5.00%, 6/15/2038	75	77
Series 3575, Class ZA, 5.00%, 6/15/2038	2,851	2,924
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3546, Class A, 6.40%, 2/15/2039 (c)	279	285
Series 3540, Class A, 5.00%, 5/15/2039	142	142
Series 4346, Class A, 3.50%, 7/15/2039	38	38
Series 3597, Class HM, 4.50%, 8/15/2039	55	54
Series 3569, Class NY, 5.00%, 8/15/2039	506	519
Series 3572, Class JS, IF, IO, 1.33%, 9/15/2039 (c)	199	14
Series 4212, Class LA, 3.00%, 10/15/2039	61	60
Series 3585, Class KW, 4.50%, 10/15/2039	1,186	1,193
Series 3609, Class SA, IF, IO, 0.87%, 12/15/2039 (c)	1,243	78
Series 3632, Class PK, 5.00%, 2/15/2040	194	197
Series 3656, Class PM, 5.00%, 4/15/2040	1,911	1,962
Series 3786, Class NA, 4.50%, 7/15/2040	53	53
Series 3726, Class PA, 3.00%, 8/15/2040	64	63
Series 3706, Class P, 4.00%, 8/15/2040	2,673	2,623
Series 4655, Class DJ, 3.00%, 10/15/2040	1,757	1,674
Series 4088, Class LE, 4.00%, 10/15/2040	15	15
Series 4318, Class KZ, 4.00%, 12/15/2040	2,141	2,093
Series 3769, Class ZC, 4.50%, 12/15/2040	964	964
Series 3803, Class FY, 5.87%, 1/15/2041 (c)	19	19
Series 3822, Class ZG, 4.00%, 2/15/2041	5,559	5,436
Series 4080, Class DA, 2.00%, 3/15/2041	160	153
Series 3862, Class GA, 4.00%, 4/15/2041	156	155
Series 3844, Class FA, 5.92%, 4/15/2041 (c)	184	181
Series 4074, Class PA, 3.00%, 5/15/2041	245	240
Series 3859, Class JB, 5.00%, 5/15/2041	251	257
Series 4150, Class JE, 2.00%, 6/15/2041	577	549
Series 3884, Class BL, 4.50%, 6/15/2041	4,278	4,291
Series 3939, Class BZ, 4.50%, 6/15/2041	1,991	1,975
Series 3871, Class KB, 5.50%, 6/15/2041	10,321	10,787
Series 3881, Class AT, 5.85%, 6/15/2041	17,492	18,359
Series 4150, Class FN, 5.77%, 7/15/2041 (c)	272	270
Series 4152, Class LE, 1.75%, 8/15/2041	2,208	2,049
Series 3904, Class HC, 4.00%, 8/15/2041	525	506
Series 3906, Class B, 4.00%, 8/15/2041	2,480	2,429
Series 4150, Class FY, 5.77%, 8/15/2041 (c)	270	268
Series 3952, Class BQ, 2.00%, 10/15/2041	1,911	1,731
Series 3947, Class BH, 2.50%, 10/15/2041	2,854	2,566
Series 3934, Class KB, 5.00%, 10/15/2041	429	442
Series 3960, Class PL, 4.00%, 11/15/2041	3,240	3,198
Series 3966, Class VZ, 4.00%, 12/15/2041	589	572
Series 4550, Class NA, 3.00%, 1/15/2042	295	288
Series 4122, Class PA, 1.50%, 2/15/2042	187	177
Series 4144, Class KD, 1.75%, 3/15/2042	398	363
SEE NOTES TO FINANCIAL STATEMENTS.

258	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4215, Class NA, 3.00%, 4/15/2042	89	87
Series 4088, Class BP, 3.00%, 8/15/2042	3,428	3,132
Series 4143, Class AE, 2.00%, 9/15/2042	1,261	1,186
Series 4112, Class PB, 4.00%, 9/15/2042	500	477
Series 4158, Class TC, 1.75%, 12/15/2042	190	176
Series 4247, Class AK, 4.50%, 12/15/2042	207	206
Series 4158, Class LD, 2.00%, 1/15/2043	404	356
Series 4199, Class YZ, 3.50%, 5/15/2043	3,465	3,272
Series 4302, Class MA, 3.00%, 7/15/2043	760	743
Series 4314, Class LP, 3.50%, 7/15/2043	21	20
Series 4558, Class DA, 3.50%, 7/15/2043	43	43
Series 5115, Class FD, 4.00%, 8/15/2043 (c)	6,403	6,111
Series 4311, Class ED, 2.75%, 9/15/2043	34	33
Series 4480, Class LA, 3.50%, 9/15/2043	77	76
Series 4330, Class PE, 3.00%, 11/15/2043	102	98
Series 4286, Class MP, 4.00%, 12/15/2043	321	315
Series 4316, Class DZ, 3.00%, 3/15/2044	3,381	3,118
Series 4338, Class A, 2.50%, 5/15/2044	313	299
Series 4505, Class P, 3.50%, 5/15/2044	867	838
Series 4571, Class EB, 3.50%, 5/15/2044	1,752	1,707
Series 4483, Class CA, 3.00%, 6/15/2044	33,932	32,572
Series 4360, Class PZ, 3.00%, 7/15/2044	1,024	924
Series 4417, Class PZ, 3.00%, 12/15/2044	3,110	2,813
Series 4545, Class PG, 3.00%, 12/15/2044	341	330
Series 4745, Class EC, 3.00%, 12/15/2044	1,054	1,023
Series 4425, Class TA, 2.00%, 1/15/2045	296	250
Series 4461, Class LZ, 3.00%, 3/15/2045	3,857	3,448
Series 4457, Class KZ, 3.00%, 4/15/2045	7,642	6,823
Series 4478, Class PC, 2.00%, 5/15/2045	853	742
Series 4631, Class PA, 3.00%, 5/15/2045	1,738	1,638
Series 4664, Class PH, 3.50%, 5/15/2045	740	725
Series 4698, Class DA, 4.50%, 5/15/2045	1,417	1,387
Series 4759, Class MA, 3.00%, 9/15/2045	53	52
Series 4591, Class QE, 2.75%, 4/15/2046	184	166
Series 4574, Class YH, 3.00%, 4/15/2046	258	233
Series 4774, Class LP, 3.50%, 9/15/2046	2,540	2,468
Series 4714, Class PA, 3.00%, 11/15/2046	1,563	1,466
Series 4657, Class VZ, 3.00%, 2/15/2047	9,253	8,265
Series 4830, Class AP, 4.00%, 2/15/2047	851	819
Series 4675, Class EZ, 3.50%, 4/15/2047	1,680	1,514
Series 4682, Class LC, 2.50%, 5/15/2047	456	397
Series 4682, Class AP, 3.00%, 5/15/2047	599	532
Series 4703, Class KZ, 3.50%, 7/15/2047	5,521	5,144
Series 4740, Class JA, 3.00%, 10/15/2047	1,629	1,456
Series 4749, Class ZL, 3.50%, 12/15/2047	15,346	14,025
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 4936, Class AP, 2.50%, 9/25/2048	221	203
Series 4941, Class NP, 2.50%, 5/25/2049	770	660
Series 4922, Class GE, 2.50%, 7/25/2049	705	620
Series 4952, Class PA, 2.50%, 2/25/2050	1,137	987
FHLMC, STRIPS
Series 302, Class 350, 3.50%, 2/15/2028	88	86
Series 218, PO, 2/1/2032	60	52
Series 290, Class 200, 2.00%, 11/15/2032	298	279
Series 277, Class 30, 3.00%, 9/15/2042	2,311	2,106
Series 359, Class 350, 3.50%, 10/15/2047	1,272	1,200
FNMA, REMIC
Series 2011-48, Class CN, 4.00%, 6/25/2026 (d)	17	17
Series 2011-61, Class B, 3.00%, 7/25/2026	81	80
Series 2011-72, Class KB, 3.50%, 8/25/2026	90	89
Series 2012-32, Class DE, 3.00%, 12/25/2026	6	6
Series 2012-26, Class CA, 2.50%, 3/25/2027	165	162
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	1,776	42
Series 2012-102, Class IB, IO, 3.50%, 9/25/2027	1,054	31
Series 2012-127, Class AC, 1.50%, 11/25/2027	203	195
Series 2012-124, Class HG, 2.00%, 11/25/2027	87	84
Series 2013-5, Class DA, 1.50%, 2/25/2028	108	103
Series 2013-13, Class KD, 1.50%, 3/25/2028	113	108
Series 2013-137, Class BA, 1.50%, 1/25/2029	204	195
Series 2009-15, Class AC, 5.50%, 3/25/2029	420	422
Series 2009-58, Class B, 4.50%, 8/25/2029	512	512
Series 2010-14, Class AC, 4.00%, 3/25/2030	109	109
Series 2010-92, Class B, 4.50%, 8/25/2030	2,000	2,005
Series 2016-8, Class CA, 2.00%, 3/25/2031	8,808	8,363
Series 2001-38, Class EA, PO, 8/25/2031	13	12
Series 2015-89, Class KE, 2.00%, 11/25/2031	54	51
Series 2012-98, Class QG, 1.75%, 1/25/2032	124	121
Series 2001-81, Class HE, 6.50%, 1/25/2032	1,260	1,316
Series 2002-34, Class FA, 5.97%, 5/18/2032 (c)	46	46
Series 2012-112, Class AY, 3.00%, 10/25/2032	13,425	12,725
Series 2013-109, Class BA, 3.00%, 10/25/2032	395	385
Series 2002-64, Class PG, 5.50%, 10/25/2032	1,024	1,054
Series 2004-61, Class FH, 6.26%, 11/25/2032 (c)	536	539
Series 2002-77, Class TF, 6.47%, 12/18/2032 (c)	102	103
Series 2012-134, Class JY, 3.00%, 12/25/2032	14,229	13,518
Series 2002-77, Class QG, 5.50%, 12/25/2032	229	236
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	259

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2002-84, Class DZ, 5.50%, 12/25/2032	120	124
Series 2002-94, Class BZ, 5.50%, 1/25/2033	657	679
Series 2013-18, Class TG, 2.00%, 2/25/2033	220	211
Series 2003-7, Class FB, 6.21%, 2/25/2033 (c)	145	145
Series 2013-31, Class NL, 4.00%, 4/25/2033	302	300
Series 2003-42, Class CI, IO, 6.50%, 5/25/2033	107	12
Series 2003-63, Class A7, 5.50%, 6/25/2033	1,127	1,135
Series 2003-49, IO, 6.50%, 6/25/2033	152	22
Series 2013-69, Class L, 3.00%, 7/25/2033	10,000	9,547
Series 2003-58, Class GL, 3.50%, 7/25/2033	76	75
Series 2013-133, Class WA, 3.00%, 8/25/2033	1,374	1,335
Series 2013-91, Class DZ, 3.00%, 9/25/2033	21,551	20,433
Series 2003-84, Class PZ, 5.00%, 9/25/2033	40	41
Series 2013-100, Class WB, 3.00%, 10/25/2033	5,416	5,216
Series 2003-107, Class ZD, 6.00%, 11/25/2033	908	946
Series 2013-126, Class JZ, 3.50%, 12/25/2033	16,663	16,257
Series 2003-129, Class ZT, 5.50%, 1/25/2034	5,409	5,605
Series 2004-38, Class AO, PO, 5/25/2034	1,539	1,185
Series 2004-72, Class F, 5.96%, 9/25/2034 (c)	59	58
Series 2004-91, Class BR, 5.50%, 12/25/2034	44	46
Series 2004-90, Class ZU, 6.00%, 12/25/2034	718	757
Series 2005-5, Class PA, 5.00%, 1/25/2035	187	184
Series 2004-101, Class AR, 5.50%, 1/25/2035	5	6
Series 2005-27, Class HZ, 5.00%, 4/25/2035	1,254	1,278
Series 2005-31, Class PB, 5.50%, 4/25/2035	443	454
Series 2005-38, Class FK, 5.76%, 5/25/2035 (c)	254	252
Series 2015-41, Class CA, 3.00%, 6/25/2035	391	374
Series 2005-55, Class PN, 5.50%, 7/25/2035	1,353	1,412
Series 2005-64, Class PL, 5.50%, 7/25/2035	33	34
Series 2005-66, Class PF, 5.71%, 7/25/2035 (c)	68	67
Series 2005-103, Class BT, IF, 6.50%, 7/25/2035 (c)	172	172
Series 2005-88, Class ZC, 5.00%, 10/25/2035	1,539	1,569
Series 2007-109, Class VZ, 5.00%, 10/25/2035	1,128	1,149
Series 2005-84, Class MB, 5.75%, 10/25/2035	390	400
Series 2010-39, Class FT, 6.41%, 10/25/2035 (c)	458	461
Series 2013-114, Class JA, 3.00%, 11/25/2035	1	1
Series 2015-87, Class TB, 4.00%, 11/25/2035	2,945	2,920
Series 2005-101, Class B, 5.00%, 11/25/2035	679	692
Series 2005-99, Class AF, 5.81%, 12/25/2035 (c)	77	76
Series 2014-88, Class ER, 2.50%, 2/25/2036	46	44
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-14, Class DB, 5.50%, 3/25/2036	241	252
Series 2006-16, Class FC, 5.76%, 3/25/2036 (c)	51	51
Series 2006-27, Class BF, 5.76%, 4/25/2036 (c)	86	85
Series 2006-50, Class PE, 5.00%, 6/25/2036	242	247
Series 2006-46, Class FW, 5.86%, 6/25/2036 (c)	189	187
Series 2006-42, Class PF, 5.87%, 6/25/2036 (c)	130	128
Series 2009-71, Class JT, 6.00%, 6/25/2036	145	153
Series 2006-58, Class ST, IF, IO, 1.69%, 7/25/2036 (c)	355	34
Series 2006-101, Class FC, 5.50%, 7/25/2036 (c)	107	105
Series 2006-101, Class FD, 5.50%, 7/25/2036 (c)	68	67
Series 2006-56, Class DC, 6.11%, 7/25/2036 (c)	170	168
Series 2007-1, Class NF, 5.71%, 2/25/2037 (c)	174	172
Series 2007-22, Class SC, IF, IO, 0.62%, 3/25/2037 (c)	22	—
Series 2007-16, Class FC, 6.21%, 3/25/2037 (c)	12	12
Series 2007-33, Class MS, IF, IO, 1.13%, 4/25/2037 (c)	900	74
Series 2007-57, Class ZE, 4.75%, 5/25/2037	113	112
Series 2007-B2, Class ZA, 5.50%, 6/25/2037	1,401	1,462
Series 2007-61, Class PE, 5.50%, 7/25/2037	2,131	2,206
Series 2008-5, Class PE, 5.00%, 8/25/2037	68	69
Series 2007-85, Class SH, IF, IO, 1.04%, 9/25/2037 (c)	596	18
Series 2007-117, Class FM, 6.16%, 1/25/2038 (c)	118	118
Series 2007-117, Class MF, 6.16%, 1/25/2038 (c)	221	221
Series 2008-24, Class PF, 6.11%, 2/25/2038 (c)	25	25
Series 2008-18, Class SE, IF, IO, 0.81%, 3/25/2038 (c)	76	7
Series 2008-25, Class DZ, 5.75%, 4/25/2038	390	392
Series 2008-83, Class CA, 6.00%, 9/25/2038	389	413
Series 2009-29, Class LA, 1.15%, 5/25/2039 (c)	782	644
Series 2013-25, Class DC, 2.50%, 6/25/2039	328	312
Series 2009-59, Class HB, 5.00%, 8/25/2039	923	941
Series 2009-73, Class HJ, 6.00%, 9/25/2039	94	99
SEE NOTES TO FINANCIAL STATEMENTS.

260	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-70, Class FA, 6.66%, 9/25/2039 (c)	59	59
Series 2009-86, Class PE, 5.00%, 10/25/2039	2,150	2,195
Series 2013-125, Class AB, 4.00%, 11/25/2039	167	165
Series 2009-87, Class B, 4.50%, 11/25/2039	903	905
Series 2009-112, Class SW, IF, IO, 0.79%, 1/25/2040 (c)	1,729	152
Series 2010-37, Class CY, 5.00%, 4/25/2040	41	41
Series 2011-3, Class KA, 5.00%, 4/25/2040	20	20
Series 2011-61, Class ZA, 5.00%, 4/25/2040	734	750
Series 2010-35, Class KF, 5.96%, 4/25/2040 (c)	117	117
Series 2010-43, Class HJ, 5.50%, 5/25/2040	131	136
Series 2010-64, Class DM, 5.00%, 6/25/2040	428	431
Series 2010-58, Class FA, 6.01%, 6/25/2040 (c)	241	240
Series 2010-58, Class FY, 6.19%, 6/25/2040 (c)	109	109
Series 2010-109, Class M, 3.00%, 9/25/2040	851	825
Series 2010-126, Class LI, IO, 4.00%, 11/25/2040	176	9
Series 2010-154, Class MW, 3.50%, 1/25/2041	2,917	2,843
Series 2011-63, Class LB, 4.00%, 1/25/2041	2,384	2,347
Series 2011-18, Class KY, 4.00%, 3/25/2041	512	503
Series 2011-35, Class PE, 4.00%, 4/25/2041	958	926
Series 2011-52, Class GB, 5.00%, 6/25/2041	73	75
Series 2011-53, Class FT, 6.04%, 6/25/2041 (c)	94	93
Series 2011-128, Class KP, 4.50%, 7/25/2041	37	36
Series 2011-59, Class NZ, 5.50%, 7/25/2041	525	550
Series 2012-147, Class NE, 1.75%, 8/25/2041	1,021	968
Series 2012-14, Class PA, 2.00%, 8/25/2041	134	127
Series 2013-72, Class LY, 3.50%, 8/25/2041	281	277
Series 2015-45, Class GA, 2.50%, 9/25/2041	213	207
Series 2013-126, Class CA, 4.00%, 9/25/2041	210	208
Series 2011-123, Class BP, 2.00%, 10/25/2041	2,473	2,289
Series 2011-141, Class MA, 3.50%, 10/25/2041	139	137
Series 2012-64, Class PK, 4.50%, 12/25/2041	775	768
Series 2012-113, Class DC, 2.25%, 1/25/2042	106	101
Series 2012-27, Class PL, 2.00%, 2/25/2042	127	121
Series 2012-139, Class NY, 5.00%, 2/25/2042	1,194	1,209
Series 2012-133, Class AP, 1.75%, 3/25/2042	3,018	2,736
Series 2012-100, Class TL, 4.00%, 4/25/2042	207	204
Series 2012-80, Class EB, 4.50%, 4/25/2042	89	88
Series 2013-9, Class CB, 5.50%, 4/25/2042	2,062	2,136
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-73, Class PG, 2.50%, 6/25/2042	614	579
Series 2012-128, Class VF, 5.71%, 6/25/2042 (c)	340	337
Series 2013-93, Class PJ, 3.00%, 7/25/2042	530	508
Series 2013-96, Class FY, 5.81%, 7/25/2042 (c)	163	160
Series 2013-34, Class PC, 2.50%, 8/25/2042	416	394
Series 2014-18, Class DE, 4.00%, 8/25/2042	593	584
Series 2012-94, Class K, 2.00%, 9/25/2042	805	691
Series 2013-60, Class PD, 2.00%, 10/25/2042	446	416
Series 2012-112, Class DA, 3.00%, 10/25/2042	1,640	1,503
Series 2013-81, Class NC, 3.00%, 10/25/2042	262	257
Series 2013-72, Class AF, 5.71%, 11/25/2042 (c)	26	26
Series 2013-6, Class HD, 1.50%, 12/25/2042	305	269
Series 2013-35, Class LP, 3.00%, 1/25/2043	6,100	5,817
Series 2013-61, Class BA, 3.00%, 1/25/2043	1,432	1,342
Series 2013-10, Class PA, 1.50%, 2/25/2043	826	703
Series 2013-10, Class UB, 2.00%, 2/25/2043	943	809
Series 2013-58, Class FP, 5.71%, 2/25/2043 (c)	509	502
Series 2013-18, Class BZ, 3.00%, 3/25/2043	6,634	6,383
Series 2013-100, Class PL, 4.50%, 3/25/2043	558	558
Series 2013-66, Class LB, 1.50%, 4/25/2043	48	46
Series 2013-26, Class ZV, 3.50%, 4/25/2043	11,500	10,703
Series 2013-33, Class UZ, 3.50%, 4/25/2043	8,076	7,611
Series 2013-64, Class PF, 5.71%, 4/25/2043 (c)	450	442
Series 2013-66, Class MB, 3.00%, 7/25/2043	1,776	1,632
Series 2014-43, Class PZ, 3.00%, 7/25/2043	1,281	1,076
Series 2014-32, Class DK, 3.00%, 8/25/2043	321	309
Series 2013-92, Class DE, 4.00%, 9/25/2043	600	561
Series 2015-34, Class UP, 3.00%, 11/25/2043	542	524
Series 2020-45, Class CB, 2.00%, 2/25/2044	3,715	3,458
Series 2016-80, Class KV, 3.00%, 6/25/2044	3,192	3,100
Series 2014-56, Class Z, 3.50%, 9/25/2044	5,681	5,337
Series 2017-74, Class KA, 3.00%, 11/25/2044	102	100
Series 2016-100, Class P, 3.50%, 11/25/2044	55	54
Series 2020-18, Class DC, 2.50%, 2/25/2045	65	64
Series 2015-33, Class DT, 2.50%, 6/25/2045	411	384
Series 2015-51, Class KC, 3.00%, 6/25/2045	218	208
Series 2017-18, Class DA, 3.00%, 8/25/2045	765	742
Series 2016-84, Class LA, 3.00%, 12/25/2045	746	703
Series 2016-2, Class GA, 3.00%, 2/25/2046	1,457	1,385
Series 2016-16, Class AL, 3.00%, 4/25/2046	8,387	7,714
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	261

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2017-15, Class PE, 3.50%, 4/25/2046	1,002	963
Series 2017-68, Class HQ, 3.00%, 7/25/2046	1,015	955
Series 2016-80, Class JP, 3.00%, 11/25/2046	604	540
Series 2017-85, Class HA, 3.00%, 12/25/2046	1,148	1,079
Series 2017-11, Class PH, 2.50%, 3/25/2047	185	162
Series 2017-10, Class AE, 3.00%, 3/25/2047	1,790	1,708
Series 2017-9, Class B, 3.00%, 3/25/2047	1,923	1,837
Series 2017-10, Class FA, 5.86%, 3/25/2047 (c)	173	170
Series 2017-89, Class KZ, 3.50%, 8/25/2047	7,176	6,234
Series 2017-84, Class JA, 2.75%, 9/25/2047	512	456
Series 2017-96, Class MA, 3.00%, 12/25/2047	408	363
Series 2017-102, Class PZ, 3.50%, 12/25/2047	2,406	2,112
Series 2018-37, Class BC, 3.50%, 12/25/2047	237	223
Series 2018-13, Class PA, 3.00%, 3/25/2048	7,213	6,380
Series 2018-15, Class NZ, 3.00%, 3/25/2048	7,264	6,559
Series 2018-15, Class ZG, 3.50%, 3/25/2048	1,619	1,486
Series 2019-17, Class KA, 3.50%, 4/25/2048	210	204
Series 2019-65, Class PA, 2.50%, 5/25/2048	148	134
Series 2019-11, Class EA, 3.00%, 5/25/2048	599	565
Series 2019-20, Class PB, 2.75%, 7/25/2048	226	205
Series 2018-87, Class BA, 4.00%, 7/25/2048	105	100
Series 2020-94, PO, 9/25/2048	383	319
Series 2019-9, Class ZA, 3.50%, 9/25/2048	6,052	5,529
Series 2019-51, Class DW, 3.50%, 11/25/2048	423	410
Series 2020-49, Class GA, 1.50%, 2/25/2049	2,306	1,882
Series 2009-11, Class ZY, 5.50%, 3/25/2049	2,611	2,612
Series 2019-13, Class CG, 4.50%, 4/25/2049	2,556	2,554
Series 2019-18, Class BA, 3.50%, 5/25/2049	7,465	7,173
Series 2019-70, Class JA, 2.50%, 9/25/2049	119	106
Series 2019-72, Class KA, 2.50%, 9/25/2049	158	137
Series 2020-15, Class EA, 2.00%, 10/25/2049	606	514
Series 2019-70, Class MB, 2.50%, 12/25/2049	1,000	746
Series 2019-81, Class LA, 2.50%, 12/25/2049	339	290
Series 2020-7, Class DZ, 3.00%, 2/25/2050	673	578
Series 2020-15, Class EM, 3.00%, 3/25/2050	539	467
Series 2019-33, Class MA, 3.50%, 7/25/2055	471	460
Series 2018-70, Class HA, 3.50%, 10/25/2056	498	487
FNMA, REMIC, Whole Loan
Series 2007-54, Class FA, 5.86%, 6/25/2037 (c)	98	97
Series 2007-106, Class A7, 6.02%, 10/25/2037 (c)	108	114
Series 2001-50, Class BA, 7.00%, 10/25/2041	46	47
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA, STRIPS
Series 289, Class 1, PO, 11/25/2027	32	31
Series 334, Class 17, IO, 6.50%, 2/25/2033 (c)	96	12
Series 334, Class 13, IO, 6.00%, 3/25/2033 (c)	79	10
Series 334, Class 9, IO, 6.00%, 3/25/2033	210	26
Series 356, Class 16, IO, 5.50%, 6/25/2035 (c)	67	9
Series 359, Class 16, IO, 5.50%, 10/25/2035 (c)	56	9
Series 369, Class 19, IO, 6.00%, 10/25/2036 (c)	39	7
Series 369, Class 26, IO, 6.50%, 10/25/2036 (c)	27	5
Series 386, Class 20, IO, 6.50%, 8/25/2038 (c)	118	20
Series 394, Class C3, IO, 6.50%, 9/25/2038	218	37
Series 411, Class A3, 3.00%, 8/25/2042	983	904
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 5.72%, 11/25/2046 (c)	836	828
GNMA
Series 2011-132, Class GJ, 2.00%, 9/16/2026	65	64
Series 2011-155, Class A, 3.00%, 11/20/2026	22	22
Series 2013-75, Class AC, 1.50%, 5/20/2028	485	465
Series 2003-50, Class F, 5.75%, 5/16/2033 (c)	42	42
Series 2004-39, Class IN, IO, 5.50%, 6/20/2033	44	1
Series 2003-102, Class PE, 6.00%, 11/20/2033	797	797
Series 2006-26, Class S, IF, IO, 1.05%, 6/20/2036 (c)	2,760	101
Series 2007-16, Class KU, IF, IO, 1.20%, 4/20/2037 (c)	1,567	76
Series 2009-106, Class XL, IF, IO, 1.30%, 6/20/2037 (c)	1,435	79
Series 2013-23, Class BP, 3.00%, 9/20/2037	36	36
Series 2008-75, Class SP, IF, IO, 2.02%, 8/20/2038 (c)	573	25
Series 2009-14, Class SA, IF, IO, 0.63%, 3/20/2039 (c)	1,688	44
Series 2009-14, Class KS, IF, IO, 0.85%, 3/20/2039 (c)	700	23
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	212	21
Series 2009-75, Class NB, 4.50%, 6/20/2039	40	40
Series 2010-59, Class HZ, 4.50%, 5/16/2040	1,144	1,137
Series 2010-98, Class ME, 4.50%, 8/20/2040	11,018	11,026
Series 2013-71, Class NA, 2.50%, 8/20/2041	44	42
Series 2012-96, Class WP, 6.50%, 8/16/2042	1,908	2,017
Series 2013-42, Class ND, 1.75%, 11/20/2042	80	74
Series 2013-28, Class DE, 1.75%, 12/20/2042	186	164
Series 2014-3, Class GA, 2.50%, 1/16/2044	3,210	3,007
SEE NOTES TO FINANCIAL STATEMENTS.

262	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2014-12, Class ZA, 3.00%, 1/20/2044	13,837	12,722
Series 2014-41, Class AL, 2.25%, 3/16/2044	4,431	4,144
Series 2018-29, Class LC, 3.00%, 4/20/2044	61	60
Series 2014-137, Class DT, 2.25%, 9/16/2044	7,938	7,384
Series 2016-25, Class QH, 3.00%, 12/16/2044	993	941
Series 2015-80, Class CP, 4.50%, 6/20/2045	209	204
Series 2015-80, Class CQ, 5.00%, 6/20/2045	151	149
Series 2018-36, Class AM, 3.00%, 7/20/2045	366	351
Series 2016-79, Class LA, 3.00%, 9/20/2045	181	177
Series 2016-90, Class MA, 3.00%, 10/20/2045	122	119
Series 2016-104, Class MA, 3.00%, 11/20/2045	60	59
Series 2020-125, Class AG, 2.50%, 2/20/2046	1,091	1,048
Series 2016-91, Class WH, 2.75%, 3/20/2046	887	812
Series 2017-65, Class DZ, 3.00%, 4/20/2047	2,915	2,462
Series 2017-139, Class PE, 2.75%, 8/20/2047	3,586	3,104
Series 2018-34, Class TY, 3.50%, 3/20/2048	814	739
Series 2019-74, Class AT, 3.00%, 6/20/2049	433	401
Series 2019-145, Class PA, 3.50%, 8/20/2049	178	170
Series 2020-5, Class NA, 3.50%, 12/20/2049	2,828	2,635
Series 2020-74, Class DY, 2.00%, 5/20/2050	843	705
Series 2020-83, Class KP, 3.00%, 6/20/2050	262	233
Series 2010-H26, Class LF, 5.80%, 8/20/2058 (c)	47	46
Series 2010-H03, Class FA, 6.01%, 3/20/2060 (c)	824	823
Series 2011-H07, Class FA, 5.95%, 2/20/2061 (c)	641	640
Series 2011-H08, Class FA, 6.05%, 2/20/2061 (c)	522	521
Series 2011-H11, Class FA, 5.95%, 3/20/2061 (c)	157	157
Series 2011-H11, Class FB, 5.95%, 4/20/2061 (c)	100	100
Series 2011-H21, Class FA, 6.05%, 10/20/2061 (c)	62	62
Series 2013-H05, Class FB, 5.86%, 2/20/2062 (c)	55	55
Series 2012-H14, Class FK, 6.03%, 7/20/2062 (c)	88	88
Series 2012-H18, Class NA, 5.97%, 8/20/2062 (c)	65	65
Series 2012-H20, Class BA, 6.01%, 9/20/2062 (c)	111	109
Series 2012-H29, Class FA, 5.96%, 10/20/2062 (c)	22	22
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2012-H23, Class WA, 5.97%, 10/20/2062 (c)	96	95
Series 2012-H30, Class GA, 5.80%, 12/20/2062 (c)	72	72
Series 2013-H08, Class FA, 5.80%, 3/20/2063 (c)	288	287
Series 2013-H11, Class FA, 5.90%, 4/20/2063 (c)	84	84
Series 2013-H14, Class FG, 5.92%, 5/20/2063 (c)	230	229
Series 2013-H15, Class FA, 5.99%, 6/20/2063 (c)	212	212
Series 2013-H19, Class FC, 6.05%, 8/20/2063 (c)	356	356
Series 2014-H05, Class FB, 6.05%, 12/20/2063 (c)	43	43
Series 2014-H02, Class FB, 6.10%, 12/20/2063 (c)	200	200
Series 2014-H16, Class FL, 5.91%, 7/20/2064 (c)	459	457
Series 2014-H14, Class GF, 5.92%, 7/20/2064 (c)	53	53
Series 2014-H21, Class FA, 6.10%, 10/20/2064 (c)	207	207
Series 2015-H04, Class FL, 5.91%, 2/20/2065 (c)	106	105
Series 2015-H06, Class FB, 6.10%, 2/20/2065 (c)	7,730	7,714
Series 2015-H13, Class FG, 5.85%, 4/20/2065 (c)	123	123
Series 2015-H10, Class FH, 6.05%, 4/20/2065 (c)	784	782
Series 2015-H09, Class FA, 6.07%, 4/20/2065 (c)	290	289
Series 2015-H10, Class FK, 6.07%, 4/20/2065 (c)	7,885	7,865
Series 2015-H14, Class FB, 5.88%, 5/20/2065 (c)	32	32
Series 2015-H12, Class FB, 6.05%, 5/20/2065 (c)	5,703	5,690
Series 2015-H12, Class FD, 6.05%, 5/20/2065 (c)	1,018	1,015
Series 2015-H14, Class FA, 6.02%, 6/20/2065 (c)	3,019	3,012
Series 2015-H16, Class FM, 6.05%, 7/20/2065 (c)	2,329	2,323
Series 2015-H24, Class FA, 6.10%, 9/20/2065 (c)	3,832	3,824
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	263

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2015-H27, Class FA, 6.20%, 9/20/2065 (c)	1,027	1,026
Series 2015-H25, Class FD, 6.10%, 10/20/2065 (c)	4,316	4,307
Series 2015-H29, Class FA, 6.15%, 10/20/2065 (c)	3	3
Series 2015-H29, Class FJ, 6.13%, 11/20/2065 (c)	2,893	2,889
Series 2016-H01, Class FA, 6.35%, 1/20/2066 (c)	2,430	2,438
Series 2016-H06, Class FC, 6.37%, 2/20/2066 (c)	1,526	1,529
Series 2016-H06, Class FA, 6.40%, 2/20/2066 (c)	1,616	1,620
Series 2016-H09, Class FN, 6.30%, 3/20/2066 (c)	1,891	1,892
Series 2016-H14, Class FA, 6.25%, 6/20/2066 (c)	985	985
Series 2016-H22, Class FA, 6.22%, 10/20/2066 (c)	3,856	3,862
Series 2016-H24, Class AF, 6.30%, 11/20/2066 (c)	1,589	1,590
Series 2017-H07, Class FG, 5.91%, 2/20/2067 (c)	171	171
Series 2017-H14, Class FD, 5.92%, 6/20/2067 (c)	293	292
Series 2017-H16, Class CF, 5.92%, 7/20/2067 (c)	5,087	5,073
Series 2017-H15, Class FN, 5.95%, 7/20/2067 (c)	125	124
Series 2017-H19, Class FA, 5.90%, 8/20/2067 (c)	319	318
Series 2018-H04, Class FG, 5.73%, 2/20/2068 (c)	230	229
Series 2018-H07, Class FE, 5.80%, 2/20/2068 (c)	39	39
Series 2019-H01, Class FT, 5.85%, 10/20/2068 (c)	262	261
Series 2019-H05, Class FT, 5.53%, 4/20/2069 (c)	903	903
Series 2020-H13, Class FK, 5.95%, 7/20/2070 (c)	3,208	3,183
JPMorgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	106	100
Series 2006-A2, Class 4A1, 7.33%, 8/25/2034 (c)	267	270
Legacy Mortgage Asset Trust Series 2021-GS3, Class A1, 4.75%, 7/25/2061 (a) (d)	3,214	3,237
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

MASTR Alternative Loan Trust Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
MFA Trust Series 2021-NQM2, Class A1, 1.03%, 11/25/2064 (a) (c)	880	773
New Residential Mortgage Loan Trust Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (d)	6,035	6,117
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AR6, Class 4A1, 5.91%, 12/25/2035 (c)	1,210	314
NYMT Loan Trust Series 2021-SP1, Class A1, 4.67%, 8/25/2061 (a) (d)	8,938	8,967
OBX Trust Series 2020-EXP3, Class 2A1, 6.29%, 1/25/2060 (a) (c)	543	543
PRPM LLC
Series 2020-4, Class A1, 5.61%, 10/25/2025 (a) (d)	6,831	6,828
Series 2020-6, Class A1, 5.36%, 11/25/2025 (a) (d)	2,707	2,707
Series 2021-RPL2, Class A1, 1.46%, 10/25/2051 (a) (c)	1,524	1,394
Visio Trust Series 2019-2, Class A1, 2.72%, 11/25/2054 (a) (c)	1,230	1,191
Total Collateralized Mortgage Obligations (Cost $815,608)		777,758
Commercial Mortgage-Backed Securities — 2.3%
BX Series 2021-MFM1, Class A, 6.15%, 1/15/2034 (a) (c)	1,646	1,632
Commercial Mortgage Trust
Series 2020-CBM, Class B, 3.10%, 2/10/2037 (a)	4,765	4,652
Series 2014-UBS3, Class B, 4.31%, 6/10/2047	3,000	2,598
Series 2015-CR26, Class B, 4.61%, 10/10/2048 (c)	2,000	1,897
CSAIL Commercial Mortgage Trust Series 2015-C1, Class A3, 3.24%, 4/15/2050	1,275	1,269
DBJPM Mortgage Trust Series 2017-C6, Class A3, 3.27%, 6/10/2050	1,511	1,495
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KC07, Class A7, 2.51%, 10/25/2026	2,372	2,283
Series K068, Class X1, IO, 0.55%, 8/25/2027 (c)	64,671	706
Series K740, Class X1, IO, 0.82%, 9/25/2027 (c)	102,620	1,927
Series K506, Class A1, 4.65%, 5/25/2028	1,179	1,193
Series K507, Class A2, 4.80%, 9/25/2028 (c)	2,500	2,548
Series K512, Class A2, 5.00%, 11/25/2028	12,000	12,320
SEE NOTES TO FINANCIAL STATEMENTS.

264	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series KG04, Class A1, 0.85%, 6/25/2030	3,600	3,221
Series K114, Class X1, IO, 1.21%, 6/25/2030 (c)	39,681	2,107
FNMA ACES Series 2020-M10, Class X1, IO, 1.90%, 12/25/2030 (c)	53,913	3,673
FREMF Mortgage Trust
Series 2018-K733, Class C, 4.21%, 9/25/2025 (a) (c)	7,000	6,863
Series 2019-K735, Class B, 4.16%, 5/25/2026 (a) (c)	7,480	7,331
Series 2014-K41, Class C, 3.96%, 11/25/2047 (a) (c)	4,350	4,323
Series 2015-K44, Class C, 3.84%, 1/25/2048 (a) (c)	2,000	1,978
Series 2015-K42, Class C, 3.97%, 1/25/2048 (a) (c)	1,000	990
Series 2015-K43, Class C, 3.86%, 2/25/2048 (a) (c)	6,000	5,927
Series 2015-K45, Class B, 3.72%, 4/25/2048 (a) (c)	1,246	1,232
Series 2015-K45, Class C, 3.72%, 4/25/2048 (a) (c)	9,700	9,580
Series 2016-K54, Class B, 4.19%, 4/25/2048 (a) (c)	1,500	1,475
Series 2015-K50, Class B, 3.91%, 10/25/2048 (a) (c)	26,500	26,057
Series 2015-K50, Class C, 3.91%, 10/25/2048 (a) (c)	2,000	1,962
Series 2015-K51, Class B, 4.09%, 10/25/2048 (a) (c)	5,000	4,923
Series 2016-K52, Class B, 4.07%, 1/25/2049 (a) (c)	3,000	2,949
Series 2016-K53, Class B, 4.16%, 3/25/2049 (a) (c)	27,760	27,281
Series 2016-K57, Class B, 4.05%, 8/25/2049 (a) (c)	2,000	1,958
Series 2019-K734, Class B, 4.18%, 2/25/2051 (a) (c)	3,400	3,338
Independence Plaza Trust Series 2018-INDP, Class C, 4.16%, 7/10/2035 (a)	3,225	3,013
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.37%, 7/15/2048 (c)	9,000	6,418
Series 2015-C31, Class C, 4.78%, 8/15/2048 (c)	2,750	2,154
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class A3, 3.11%, 7/15/2050	3,895	3,753
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, 6.25%, 4/15/2038 (a) (c)	2,936	2,914
Series 2021-MHC, Class D, 7.05%, 4/15/2038 (a) (c)	2,097	2,072
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class B, 4.50%, 10/15/2047 (c)	5,250	5,229
Series 2016-C31, Class B, 3.88%, 11/15/2049 (c)	4,140	3,750
Morgan Stanley Capital I Trust Series 2021-L6, Class A2, 2.13%, 6/15/2054 (c)	3,805	3,430
MRCD MARK Mortgage Trust Series 2019-PARK, Class B, 2.72%, 12/15/2036 (a)	6,000	4,923
OPG Trust Series 2021-PORT, Class B, 6.16%, 10/15/2036 (a) (c)	4,075	3,985
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A, 6.60%, 2/15/2040 (a) (c)	6,613	6,563
Series 2015-C28, Class B, 4.22%, 5/15/2048 (c)	3,000	2,892
Series 2015-C29, Class C, 4.36%, 6/15/2048 (c)	1,250	1,151
Series 2017-C41, Class A2, 2.59%, 11/15/2050	1,452	1,372
WFRBS Commercial Mortgage Trust Series 2014-C25, Class AS, 3.98%, 11/15/2047	7,605	7,526
Total Commercial Mortgage-Backed Securities (Cost $223,376)		212,833
	SHARES (000)
Short-Term Investments — 7.2%
Investment Companies — 3.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.13% (f) (g) (Cost $298,755)	298,755	298,755
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	265

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 3.9%
U.S. Treasury Bills
4.84%, 1/30/2025 (h) (i)	21,460	21,040
5.08%, 5/15/2025 (h)	348,060	337,365
Total U.S. Treasury Obligations (Cost $357,108)		358,405
Total Short-Term Investments (Cost $655,863)		657,160
Total Investments — 99.5% (Cost $9,093,830)		9,095,750
Other Assets Less Liabilities — 0.5%		44,218
NET ASSETS — 100.0%		9,139,968

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2024.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

(d)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2024.

(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2024.
(h)	The rate shown is the effective yield as of August 31, 2024.
(i)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
SEE NOTES TO FINANCIAL STATEMENTS.

266	J.P. Morgan Income Funds	August 31, 2024

Futures contracts outstanding as of August 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	12,072	12/31/2024	USD	2,505,412	377
U.S. Treasury 5 Year Note	819	12/31/2024	USD	89,565	(34)
					343
Short Contracts
U.S. Treasury 10 Year Note	(1,616)	12/19/2024	USD	(183,366)	775
U.S. Treasury 10 Year Ultra Note	(701)	12/19/2024	USD	(82,192)	547
U.S. Treasury Long Bond	(395)	12/19/2024	USD	(48,474)	661
U.S. Treasury Ultra Bond	(1)	12/19/2024	USD	(131)	2
U.S. Treasury 5 Year Note	(9,327)	12/31/2024	USD	(1,019,995)	929
					2,914
					3,257

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	267

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 35.0%
Aerospace & Defense — 0.2%
Boeing Co. (The) 6.30%, 5/1/2029 (a)	4,635	4,840
Bombardier, Inc. (Canada) 6.00%, 2/15/2028 (a)	1,390	1,391
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	329	357
TransDigm, Inc.
6.38%, 3/1/2029 (a)	814	839
6.63%, 3/1/2032 (a)	348	362
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a) (b)	942	377
		8,166
Automobile Components — 0.2%
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	1,335	1,318
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	855	857
3.75%, 1/30/2031 (a)	575	522
American Axle & Manufacturing, Inc. 6.50%, 4/1/2027	1,320	1,327
Clarios Global LP 6.25%, 5/15/2026 (a)	1,232	1,232
Dana, Inc.
5.63%, 6/15/2028	425	419
4.50%, 2/15/2032	770	683
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	145	135
5.25%, 7/15/2031	1,455	1,320
Icahn Enterprises LP 5.25%, 5/15/2027	1,230	1,189
		9,002
Automobiles — 0.7%
BMW US Capital LLC (Germany) 4.65%, 8/13/2029 (a)	7,035	7,072
Hyundai Capital America
3.00%, 2/10/2027 (a)	4,606	4,431
5.30%, 6/24/2029 (a)	3,440	3,515
Volkswagen Group of America Finance LLC (Germany) 4.95%, 8/15/2029 (a)	13,110	13,149
		28,167
Banks — 16.0%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	16,158	16,055
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (a) (c)	16,690	17,694
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (c)	17,400	17,525
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Banco Continental SAECA (Paraguay) 2.75%, 12/10/2025 (a)	3,600	3,454
Banco Santander SA (Spain)
5.15%, 8/18/2025	3,200	3,201
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	16,000	15,014
6.61%, 11/7/2028	4,600	4,954
Bank of America Corp.
(SOFR + 1.29%), 5.08%, 1/20/2027 (c)	11,420	11,469
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	11,829	11,222
(SOFR + 1.99%), 6.20%, 11/10/2028 (c)	9,600	10,062
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	9,680	10,111
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (c)	18,735	17,692
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (c)	27,945	26,448
BNP Paribas SA (France) (SOFR + 1.00%), 1.32%, 1/13/2027 (a) (c)	4,862	4,628
BPCE SA (France)
4.50%, 3/15/2025 (a)	8,687	8,628
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (c)	26,976	25,971
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (c)	3,080	3,119
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (c)	15,990	16,560
(SOFR + 1.78%), 5.67%, 3/15/2030 (a) (c)	5,719	5,888
Canadian Imperial Bank of Commerce (Canada) 5.26%, 4/8/2029	12,645	13,000
Citigroup, Inc.
(SOFR + 2.84%), 3.11%, 4/8/2026 (c)	12,730	12,562
(SOFR + 1.55%), 5.61%, 9/29/2026 (c)	25,390	25,572
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	8,730	8,290
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.66%, 8/22/2028 (a) (c)	10,450	10,459
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (a) (c)	7,230	7,420
Credit Agricole SA (France)
4.38%, 3/17/2025 (a)	24,035	23,875
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (c)	19,033	18,550
SEE NOTES TO FINANCIAL STATEMENTS.

268	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.18%), 6.26%, 9/22/2026 (a) (c)	6,860	6,952
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (c)	3,170	3,271
DNB Bank ASA (Norway) (SOFRINDX + 1.95%), 5.90%, 10/9/2026 (a) (c)	11,650	11,759
Federation des Caisses Desjardins du Quebec (Canada) 5.70%, 3/14/2028 (a)	8,075	8,295
HSBC Holdings plc (United Kingdom)
(SOFR + 1.54%), 1.65%, 4/18/2026 (c)	6,255	6,112
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (c)	13,295	13,195
(SOFR + 1.46%), 5.55%, 3/4/2030 (c)	9,570	9,845
ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (c)	6,355	6,059
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (c)	13,760	14,160
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (c)	20,510	21,247
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	11,845	11,179
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.35%, 9/13/2028 (c)	11,000	11,233
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	14,165	13,362
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (c)	9,818	9,289
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (c)	8,025	8,060
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (a)	7,125	7,343
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (c)	7,000	6,754
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	9,665	9,855
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.23%, 1/21/2026 (a) (c)	3,530	3,485
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (c)	15,685	14,783
Sumitomo Mitsui Financial Group, Inc. (Japan) 5.52%, 1/13/2028	12,115	12,481
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	10,000	10,284
Toronto-Dominion Bank (The) (Canada) 5.52%, 7/17/2028	9,975	10,335
Wells Fargo & Co.
(SOFR + 1.32%), 3.91%, 4/25/2026 (c)	2,600	2,578
(SOFR + 1.51%), 3.53%, 3/24/2028 (c)	12,760	12,425
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	14,415	14,885
(SOFR + 1.79%), 6.30%, 10/23/2029 (c)	5,640	5,983
		614,632
Biotechnology — 0.0% ^
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	1,150	1,092
Broadline Retail — 0.1%
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	1,205	1,214
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (d)	755	635
9.75%, 10/1/2027 (a)	88	88
		1,937
Building Products — 0.1%
Griffon Corp. 5.75%, 3/1/2028	1,062	1,041
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	855	827
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	680	699
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	1,048	1,019
Summit Materials LLC 5.25%, 1/15/2029 (a)	1,225	1,212
		4,798
Capital Markets — 4.9%
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	3,335	3,212
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	1,915	1,806
(SOFR + 2.51%), 6.82%, 11/20/2029 (c)	14,360	15,280
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	12,799	12,091
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	269

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	29,050	27,720
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	6,375	6,470
Macquarie Group Ltd. (Australia)
(SOFR + 2.21%), 5.11%, 8/9/2026 (a) (c)	10,000	10,014
(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (c)	5,680	5,412
(SOFR + 0.91%), 1.63%, 9/23/2027 (a) (c)	10,310	9,673
Morgan Stanley
(SOFR + 0.72%), 0.99%, 12/10/2026 (c)	7,750	7,370
(SOFR + 0.86%), 1.51%, 7/20/2027 (c)	18,405	17,358
(SOFR + 2.24%), 6.30%, 10/18/2028 (c)	9,600	10,092
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	8,665	8,817
(SOFR + 1.22%), 5.04%, 7/19/2030 (c)	5,825	5,924
Nomura Holdings, Inc. (Japan) 1.65%, 7/14/2026	17,065	16,096
UBS AG (Switzerland)
5.00%, 7/9/2027	3,000	3,042
7.50%, 2/15/2028	15,000	16,374
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (c)	2,865	2,725
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (c)	7,500	7,485
		186,961
Chemicals — 0.3%
Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (e)	3,250	2,847
Chemours Co. (The) 5.75%, 11/15/2028 (a)	1,836	1,720
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	1,000	945
INEOS Finance plc (Luxembourg) 7.50%, 4/15/2029 (a)	1,075	1,113
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	998	985
9.00%, 2/15/2030 (a)	405	435
Rain CII Carbon LLC 7.25%, 4/1/2025 (a)	20	20
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	2,081	1,971
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	306	264
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	824	806
5.63%, 8/15/2029 (a)	497	461
		11,567
Commercial Services & Supplies — 0.6%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	1,040	968
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Services & Supplies — continued
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	1,200	1,111
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	1,030	1,010
Element Fleet Management Corp. (Canada) 3.85%, 6/15/2025 (a)	14,380	14,202
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	975	951
GFL Environmental, Inc. 4.00%, 8/1/2028 (a)	1,802	1,718
Madison IAQ LLC 4.13%, 6/30/2028 (a)	1,439	1,369
Prime Security Services Borrower LLC 5.75%, 4/15/2026 (a)	1,959	1,963
Williams Scotsman, Inc. 4.63%, 8/15/2028 (a)	705	680
		23,972
Communications Equipment — 0.1%
CommScope LLC
6.00%, 3/1/2026 (a)	1,523	1,466
8.25%, 3/1/2027 (a)	905	757
4.75%, 9/1/2029 (a)	506	407
		2,630
Construction & Engineering — 0.1%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	1,170	1,121
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	1,330	1,294
Weekley Homes LLC 4.88%, 9/15/2028 (a)	850	824
		3,239
Consumer Finance — 1.7%
AerCap Ireland Capital DAC (Ireland)
3.50%, 1/15/2025	155	154
6.45%, 4/15/2027	10,625	11,056
Ally Financial, Inc. 5.75%, 11/20/2025	525	526
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	5,000	5,007
5.75%, 3/1/2029 (a)	11,575	11,854
Capital One Financial Corp. (SOFR + 2.08%), 5.47%, 2/1/2029 (c)	19,895	20,238
Ford Motor Credit Co. LLC
4.13%, 8/17/2027	4,430	4,308
5.11%, 5/3/2029	1,212	1,200
4.00%, 11/13/2030	1,220	1,125
General Motors Financial Co., Inc. 5.55%, 7/15/2029	7,540	7,747
Navient Corp. 5.88%, 10/25/2024	525	524
OneMain Finance Corp. 7.13%, 3/15/2026	1,773	1,806
		65,545
SEE NOTES TO FINANCIAL STATEMENTS.

270	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	2,696	2,634
3.50%, 3/15/2029 (a)	258	239
Kroger Co. (The) 4.65%, 9/15/2029	12,555	12,554
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	755	751
Rite Aid Corp.
8.00% (PIK), 10/18/2024 ‡ (a) (d)	287	150
(3-MONTH CME TERM SOFR + 7.00%), 12.32%, 10/18/2024 ‡ (a) (c)	99	280
8.00%, 11/15/2026 ‡ (a) (b)	1,022	—
Walgreens Boots Alliance, Inc. 3.45%, 6/1/2026	950	904
		17,512
Containers & Packaging — 0.3%
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	810	699
5.25%, 8/15/2027 (a)	940	565
Canpack SA (Poland) 3.88%, 11/15/2029 (a)	580	527
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	705	697
Graphic Packaging International LLC
1.51%, 4/15/2026 (a)	2,925	2,752
6.38%, 7/15/2032 (a)	555	567
LABL, Inc. 6.75%, 7/15/2026 (a)	1,165	1,159
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (a)	1,675	1,732
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	1,150	1,153
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (f)	1,335	1,318
		11,169
Diversified Consumer Services — 0.0% ^
Service Corp. International 3.38%, 8/15/2030	705	633
Diversified Telecommunication Services — 0.5%
Altice Financing SA (Luxembourg) 5.00%, 1/15/2028 (a)	900	723
Altice France SA (France) 5.50%, 10/15/2029 (a)	1,197	831
CCO Holdings LLC
5.00%, 2/1/2028 (a)	728	701
4.75%, 3/1/2030 (a)	3,000	2,735
4.25%, 2/1/2031 (a)	6,826	5,923
4.75%, 2/1/2032 (a)	615	536
4.50%, 6/1/2033 (a)	1,029	860
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	1,094	1,090
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	1,698	1,630
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	1,727	1,347
4.13%, 4/15/2030 (a)	2,414	1,802
Optics Bidco SpA (Italy) Series 2033, 6.38%, 11/15/2033 (a)	607	606
Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	103	104
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	975	924
		19,812
Electric Utilities — 0.9%
Enel Finance International NV (Italy) 5.13%, 6/26/2029 (a)	7,480	7,593
EnfraGen Energia Sur SA (Colombia) 5.38%, 12/30/2030 (e)	2,200	1,881
Eskom Holdings SOC Ltd. (South Africa) 7.13%, 2/11/2025 (e)	2,000	2,001
Evergy, Inc. 2.45%, 9/15/2024	1,300	1,298
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	13,680	13,150
Instituto Costarricense de Electricidad (Costa Rica) 6.75%, 10/7/2031 (a)	1,350	1,368
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (a)	230	228
NRG Energy, Inc.
5.75%, 1/15/2028	1,400	1,400
5.25%, 6/15/2029 (a)	1,185	1,172
PG&E Corp. 5.00%, 7/1/2028	1,249	1,223
Vistra Operations Co. LLC
5.63%, 2/15/2027 (a)	1,200	1,198
4.38%, 5/1/2029 (a)	367	351
7.75%, 10/15/2031 (a)	655	697
		33,560
Electronic Equipment, Instruments & Components — 0.0% ^
Coherent Corp. 5.00%, 12/15/2029 (a)	950	919
Energy Equipment & Services — 0.1%
Archrock Partners LP 6.88%, 4/1/2027 (a)	288	290
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	1,556	1,473
Noble Finance II LLC 8.00%, 4/15/2030 (a)	510	529
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	420	419
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	271

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Energy Equipment & Services — continued
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	725	752
Transocean, Inc. 8.75%, 2/15/2030 (a)	158	167
USA Compression Partners LP 6.88%, 9/1/2027	970	977
		4,607
Entertainment — 0.1%
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	1,160	1,139
Live Nation Entertainment, Inc. 4.75%, 10/15/2027 (a)	1,785	1,739
		2,878
Financial Services — 0.7%
Block, Inc.
2.75%, 6/1/2026	419	402
3.50%, 6/1/2031	404	365
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	630	672
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	1,070	1,068
Nationwide Building Society (United Kingdom)
(SOFR + 1.91%), 6.56%, 10/18/2027 (a) (c)	13,625	14,127
5.13%, 7/29/2029 (a)	7,650	7,804
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	403	444
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	912	867
3.63%, 3/1/2029 (a)	591	549
		26,298
Food Products — 0.5%
Post Holdings, Inc. 4.63%, 4/15/2030 (a)	1,559	1,482
Viterra Finance BV (Netherlands)
2.00%, 4/21/2026 (a)	14,555	13,871
4.90%, 4/21/2027 (a)	3,820	3,825
		19,178
Gas Utilities — 0.0% ^
AmeriGas Partners LP 5.88%, 8/20/2026	1,000	989
Ground Transportation — 0.1%
Avis Budget Car Rental LLC 5.75%, 7/15/2027 (a)	1,325	1,295
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	1,945	1,527
XPO, Inc.
6.25%, 6/1/2028 (a)	325	331
7.13%, 6/1/2031 (a)	330	345
		3,498
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Equipment & Supplies — 0.1%
Medline Borrower LP
3.88%, 4/1/2029 (a)	1,161	1,097
6.25%, 4/1/2029 (a)	340	350
5.25%, 10/1/2029 (a)	852	837
		2,284
Health Care Providers & Services — 0.6%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	610	605
5.00%, 4/15/2029 (a)	100	98
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	2,398	2,321
6.00%, 1/15/2029 (a)	1,644	1,560
DaVita, Inc. 4.63%, 6/1/2030 (a)	1,780	1,678
Encompass Health Corp. 4.75%, 2/1/2030	1,630	1,580
HCA, Inc. 5.20%, 6/1/2028	10,840	11,030
Tenet Healthcare Corp.
6.25%, 2/1/2027	1,371	1,374
4.63%, 6/15/2028	455	445
4.25%, 6/1/2029	923	886
6.13%, 6/15/2030	1,210	1,228
		22,805
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP 4.75%, 10/15/2027	1,464	1,434
Hotels, Restaurants & Leisure — 0.4%
1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	1,304	1,245
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	1,248	1,198
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	1,455	1,376
6.50%, 2/15/2032 (a)	311	320
Carnival Corp.
4.00%, 8/1/2028 (a)	1,083	1,032
6.00%, 5/1/2029 (a)	1,119	1,124
Cedar Fair LP 5.25%, 7/15/2029	1,115	1,099
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029 (a)	1,030	969
4.00%, 5/1/2031 (a)	126	116
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	390	372
4.50%, 6/15/2029 (a)	690	642
MGM Resorts International
5.75%, 6/15/2025	629	629
5.50%, 4/15/2027	1,192	1,192
SEE NOTES TO FINANCIAL STATEMENTS.

272	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Royal Caribbean Cruises Ltd.
7.25%, 1/15/2030 (a)	335	354
6.25%, 3/15/2032 (a)	270	279
6.00%, 2/1/2033 (a)	705	722
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	806	800
Station Casinos LLC 4.50%, 2/15/2028 (a)	1,290	1,238
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	1,900	1,859
		16,566
Household Durables — 0.1%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	1,607	1,593
Newell Brands, Inc. 6.38%, 9/15/2027	940	945
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	1,892	1,754
		4,292
Household Products — 0.1%
Central Garden & Pet Co. 5.13%, 2/1/2028	1,010	997
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	1,350	1,301
4.38%, 3/31/2029 (a)	294	277
		2,575
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.
4.50%, 2/15/2028 (a)	580	562
5.13%, 3/15/2028 (a)	665	649
Constellation Energy Generation LLC 5.60%, 3/1/2028	6,570	6,809
Termocandelaria Power Ltd. (Colombia) 7.88%, 1/30/2029 (e)	1,190	1,202
		9,222
Insurance — 0.5%
Athene Global Funding 1.45%, 1/8/2026 (a)	6,929	6,617
F&G Global Funding 5.88%, 6/10/2027 (a)	9,710	9,876
HUB International Ltd. 7.25%, 6/15/2030 (a)	910	950
		17,443
IT Services — 0.0% ^
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	1,100	1,005
Leisure Products — 0.1%
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	545	550
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	1,000	1,000
		1,550
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Machinery — 0.1%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	1,045	1,098
Hillenbrand, Inc. 6.25%, 2/15/2029	940	952
		2,050
Media — 0.9%
Charter Communications Operating LLC 6.15%, 11/10/2026	9,150	9,374
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	2,540	2,481
7.75%, 4/15/2028 (a)	322	281
CSC Holdings LLC 6.50%, 2/1/2029 (a)	3,655	2,759
Directv Financing LLC 5.88%, 8/15/2027 (a)	721	698
DISH DBS Corp.
5.88%, 11/15/2024	1,524	1,479
7.75%, 7/1/2026	950	639
5.25%, 12/1/2026 (a)	2,380	2,039
5.75%, 12/1/2028 (a)	1,045	804
Gray Television, Inc.
10.50%, 7/15/2029 (a)	305	313
5.38%, 11/15/2031 (a)	1,068	612
iHeartCommunications, Inc.
6.38%, 5/1/2026	1,315	1,104
8.38%, 5/1/2027	370	168
5.25%, 8/15/2027 (a)	430	269
News Corp. 3.88%, 5/15/2029 (a)	428	403
Nexstar Media, Inc. 4.75%, 11/1/2028 (a)	1,705	1,593
Outfront Media Capital LLC 4.25%, 1/15/2029 (a)	1,060	1,000
Scripps Escrow II, Inc. 5.38%, 1/15/2031 (a)	565	254
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	455	326
Sinclair Television Group, Inc. 5.13%, 2/15/2027 (a)	1,495	1,282
Sirius XM Radio, Inc.
4.00%, 7/15/2028 (a)	3,583	3,356
5.50%, 7/1/2029 (a)	908	884
Stagwell Global LLC 5.63%, 8/15/2029 (a)	1,238	1,174
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	360	354
TEGNA, Inc.
4.63%, 3/15/2028	162	152
5.00%, 9/15/2029	676	628
Univision Communications, Inc. 7.38%, 6/30/2030 (a)	1,365	1,310
		35,736
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	273

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — 0.2%
Alcoa Nederland Holding BV 6.13%, 5/15/2028 (a)	1,225	1,241
ATI, Inc. 5.88%, 12/1/2027	1,312	1,314
Carpenter Technology Corp. 6.38%, 7/15/2028	540	540
Cleveland-Cliffs, Inc. 5.88%, 6/1/2027	670	669
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (e)	3,150	3,014
Novelis Corp. 4.75%, 1/30/2030 (a)	1,005	960
		7,738
Mortgage Real Estate Investment Trusts (REITs) — 0.0% ^
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	1,095	1,140
Multi-Utilities — 0.1%
Puget Energy, Inc. 2.38%, 6/15/2028	4,515	4,126
Oil, Gas & Consumable Fuels — 2.1%
Aker BP ASA (Norway) 2.00%, 7/15/2026 (a)	10,999	10,458
Antero Midstream Partners LP 5.38%, 6/15/2029 (a)	572	565
Antero Resources Corp. 7.63%, 2/1/2029 (a)	675	699
APA Infrastructure Ltd. (Australia) 4.20%, 3/23/2025 (a)	3,088	3,069
Ascent Resources Utica Holdings LLC 8.25%, 12/31/2028 (a)	660	678
Blue Racer Midstream LLC 7.00%, 7/15/2029 (a)	680	707
Buckeye Partners LP
4.13%, 12/1/2027	530	508
4.50%, 3/1/2028 (a)	725	695
California Resources Corp. 7.13%, 2/1/2026 (a)	265	266
Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	1,579	1,603
Chord Energy Corp. 6.38%, 6/1/2026 (a)	505	508
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	869	916
8.75%, 7/1/2031 (a)	348	376
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	1,461	1,437
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	860	912
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	1,471	1,397
Ecopetrol SA (Colombia)
8.63%, 1/19/2029	820	878
8.38%, 1/19/2036	407	412
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	810	835
Energean Israel Finance Ltd. (Israel) 4.88%, 3/30/2026 (e)	1,363	1,296
Energy Transfer LP 5.25%, 7/1/2029	4,040	4,135
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
EQM Midstream Partners LP
4.50%, 1/15/2029 (a)	1,252	1,213
4.75%, 1/15/2031 (a)	527	506
Genesis Energy LP 7.75%, 2/1/2028	1,215	1,237
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	14,782	14,343
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	1,947	1,874
Gulfport Energy Corp.
8.00%, 5/17/2026	25	25
8.00%, 5/17/2026 (a)	514	522
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (e)	1,200	1,181
6.50%, 6/30/2027 (e)	1,850	1,771
Matador Resources Co. 6.50%, 4/15/2032 (a)	410	416
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	252	258
8.38%, 2/15/2032 (a)	252	259
NuStar Logistics LP
5.63%, 4/28/2027	1,010	1,013
6.38%, 10/1/2030	172	180
Permian Resources Operating LLC 5.88%, 7/1/2029 (a)	965	965
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (e)	2,300	1,996
Petroleos Mexicanos (Mexico)
4.25%, 1/15/2025	1,800	1,782
4.50%, 1/23/2026	2,800	2,693
6.88%, 8/4/2026	3,950	3,893
6.49%, 1/23/2027	3,600	3,493
Range Resources Corp. 4.75%, 2/15/2030 (a)	680	653
SM Energy Co. 6.63%, 1/15/2027	675	676
Southwestern Energy Co.
5.38%, 2/1/2029	815	805
4.75%, 2/1/2032	337	319
Sunoco LP 4.50%, 5/15/2029	1,249	1,199
Tallgrass Energy Partners LP 6.00%, 12/31/2030 (a)	1,170	1,116
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	431	451
9.50%, 2/1/2029 (a)	1,675	1,888
Vital Energy, Inc. 7.75%, 7/31/2029 (a)	880	891
		79,968
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	1,706	1,697
SEE NOTES TO FINANCIAL STATEMENTS.

274	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Passenger Airlines — continued
5.75%, 4/20/2029 (a)	1,050	1,029
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	585	578
United Airlines, Inc. 4.38%, 4/15/2026 (a)	776	758
		4,062
Personal Care Products — 0.0% ^
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	1,082	1,073
Pharmaceuticals — 0.2%
Bausch Health Cos., Inc.
5.75%, 8/15/2027 (a)	2,645	2,143
5.00%, 1/30/2028 (a)	1,724	965
4.88%, 6/1/2028 (a)	4,298	3,211
5.25%, 2/15/2031 (a)	420	210
Organon & Co.
4.13%, 4/30/2028 (a)	425	406
5.13%, 4/30/2031 (a)	537	503
		7,438
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC 5.75%, 1/15/2029 (a)	905	650
Semiconductors & Semiconductor Equipment — 0.1%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	690	694
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	1,100	1,173
Entegris, Inc. 4.38%, 4/15/2028 (a)	1,145	1,100
		2,967
Software — 0.1%
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	1,355	1,288
Elastic NV 4.13%, 7/15/2029 (a)	605	564
NCR Voyix Corp. 5.13%, 4/15/2029 (a)	1,653	1,621
RingCentral, Inc. 8.50%, 8/15/2030 (a)	385	411
		3,884
Specialized REITs — 0.0% ^
Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	689	677
Specialty Retail — 0.2%
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	825	797
Bath & Body Works, Inc.
5.25%, 2/1/2028	430	424
7.50%, 6/15/2029	895	925
6.88%, 11/1/2035	1,190	1,229
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	1,010	905
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	1,036	980
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialty Retail — continued
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	274	267
3.88%, 6/1/2029 (a)	1,030	955
PetSmart, Inc. 4.75%, 2/15/2028 (a)	1,131	1,082
Staples, Inc.
10.75%, 9/1/2029 (a)	1,040	980
12.75%, 1/15/2030 (a)	659	509
		9,053
Technology Hardware, Storage & Peripherals — 0.0% ^
Seagate HDD Cayman
8.25%, 12/15/2029	304	330
4.13%, 1/15/2031	1,060	962
8.50%, 7/15/2031	76	83
		1,375
Trading Companies & Distributors — 0.1%
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	650	676
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	795	789
Imola Merger Corp. 4.75%, 5/15/2029 (a)	860	828
United Rentals North America, Inc.
4.88%, 1/15/2028	614	605
5.25%, 1/15/2030	500	496
		3,394
Wireless Telecommunication Services — 0.0% ^
Altice France Holding SA (Luxembourg) 6.00%, 2/15/2028 (a)	1,805	582
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	1,181	636
		1,218
Total Corporate Bonds (Cost $1,372,965)		1,348,486
Asset-Backed Securities — 19.3%
ACC Trust Series 2022-1, Class B, 2.55%, 2/20/2025 (a)	1,014	1,003
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	1,533	1,412
American Credit Acceptance Receivables Trust
Series 2021-2, Class D, 1.34%, 7/13/2027 (a)	3,938	3,897
Series 2022-4, Class C, 7.86%, 2/15/2029 (a)	1,501	1,511
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	2,000	2,029
Series 2024-2, Class C, 6.24%, 4/12/2030 (a)	5,091	5,183
AMSR Trust
Series 2021-SFR1, Class C, 2.35%, 6/17/2038 (a)	581	525
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	275

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (a)	2,700	2,510
Series 2021-SFR3, Class E2, 2.43%, 10/17/2038 (a)	5,500	5,083
Series 2021-SFR4, Class E1, 2.97%, 12/17/2038 (a)	1,821	1,673
Series 2023-SFR2, Class B, 3.95%, 6/17/2040 (a)	1,500	1,430
Amur Equipment Finance Receivables LLC Series 2022-1A, Class D, 2.91%, 8/21/2028 (a)	3,210	3,131
Aqua Finance Trust
Series 2020-AA, Class A, 1.90%, 7/17/2046 (a)	471	443
Series 2021-A, Class B, 2.40%, 7/17/2046 (a)	2,187	1,918
AREIT Trust Series 2021-CRE5, Class C, 7.71%, 11/17/2038 ‡ (a) (g)	20,131	19,456
Ares CLO Ltd. (Cayman Islands) Series 2015-4A, Class A3RR, 6.70%, 10/15/2030 (a) (g)	8,645	8,630
Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 6.62%, 4/22/2031 (a) (g)	3,118	3,120
Avis Budget Rental Car Funding AESOP LLC
Series 2023-2A, Class C, 6.18%, 10/20/2027 (a)	1,700	1,709
Series 2023-6A, Class C, 7.03%, 12/20/2029 (a)	3,350	3,486
Series 2024-1A, Class C, 6.48%, 6/20/2030 (a)	5,000	5,159
Bayview Opportunity Master Fund Trust Series 2024-SN1, Class D, 6.36%, 7/16/2029 (a)	1,500	1,530
BHG Securitization Trust Series 2021-B, Class B, 1.67%, 10/17/2034 (a)	6,500	6,208
BOF Funding Trust Series 2023-CAR3, Class C, 4.50%, 7/26/2032 (a)	892	879
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class C, 5.65%, 4/16/2029	4,000	4,052
Series 2023-1, Class C, 7.10%, 8/15/2029	1,750	1,818
Series 2024-1, Class D, 6.03%, 11/15/2029	3,500	3,569
Business Jet Securities LLC
Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	4,485	4,483
Series 2024-1A, Class B, 6.92%, 5/15/2039 (a)	3,835	3,953
BXMT Ltd.
Series 2021-FL4, Class A, 6.50%, 5/15/2038 (a) (g)	2,889	2,764
Series 2021-FL4, Class C, 7.20%, 5/15/2038 (a) (g)	1,750	1,485
CarNow Auto Receivables Trust
Series 2021-2A, Class D, 2.25%, 3/15/2027 (a)	4,913	4,845
Series 2022-1A, Class D, 5.79%, 9/15/2027 (a)	6,145	6,044
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

CARS-DB4 LP Series 2020-1A, Class A4, 3.19%, 2/15/2050 (a)	1,476	1,456
Carvana Auto Receivables Trust
Series 2024-N1, Class C, 5.80%, 5/10/2030 (a)	2,750	2,807
Series 2024-N2, Class C, 5.82%, 9/10/2030 (a)	3,148	3,220
Cascade MH Asset Trust Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (g)	2,931	2,764
CF Hippolyta Issuer LLC Series 2021-1A, Class B1, 1.98%, 3/15/2061 (a)	2,243	2,044
CFMT LLC Series 2024-HB13, Class M1, 3.00%, 5/25/2034 ‡ (a) (g)	826	763
Continental Finance Credit Card ABS Master Trust Series 2021-A, Class A, 2.55%, 12/17/2029 (a)	3,100	3,049
CPS Auto Receivables Trust
Series 2021-A, Class D, 1.16%, 12/15/2026 (a)	933	923
Series 2020-C, Class E, 4.22%, 5/17/2027 (a)	17,146	17,047
Series 2021-D, Class D, 2.31%, 12/15/2027 (a)	15,550	15,225
Series 2022-A, Class D, 2.84%, 4/16/2029 (a)	11,479	11,185
Series 2024-C, Class C, 5.76%, 10/15/2030 (a)	3,584	3,643
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class C, 1.63%, 9/16/2030 (a)	2,500	2,482
Series 2023-2A, Class B, 6.61%, 7/15/2033 (a)	2,250	2,302
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	6,500	6,786
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	1,050	1,101
Series 2023-5A, Class B, 6.71%, 2/15/2034 (a)	1,334	1,377
Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	3,150	3,285
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	3,450	3,558
Series 2024-2A, Class B, 6.11%, 8/15/2034 (a)	3,250	3,333
Series 2024-2A, Class C, 6.70%, 10/16/2034 (a)	2,000	2,058
Diamond Resorts Owner Trust Series 2021-1A, Class C, 2.70%, 11/21/2033 (a)	263	254
Driven Brands Funding LLC Series 2021-1A, Class A2, 2.79%, 10/20/2051 (a)	5,140	4,608
DT Auto Owner Trust
Series 2020-3A, Class D, 1.84%, 6/15/2026 (a)	1,399	1,382
Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	1,426	1,401
Series 2021-2A, Class D, 1.50%, 2/16/2027 (a)	3,463	3,398
Series 2020-1A, Class E, 3.48%, 2/16/2027 (a)	9,956	9,947
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	18,750	18,063
Series 2021-4A, Class D, 1.99%, 9/15/2027 (a)	7,714	7,368
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B, 1.74%, 8/27/2035 (a)	1,854	1,731
SEE NOTES TO FINANCIAL STATEMENTS.

276	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Exeter Automobile Receivables Trust
Series 2020-3A, Class E, 3.44%, 8/17/2026 (a)	4,163	4,114
Series 2020-1A, Class E, 3.74%, 1/15/2027 (a)	865	862
Series 2021-2A, Class D, 1.40%, 4/15/2027	12,426	12,033
Series 2021-4A, Class D, 1.96%, 1/17/2028	15,065	14,596
First Investors Auto Owner Trust
Series 2021-1A, Class C, 1.17%, 3/15/2027 (a)	1,181	1,168
Series 2023-1A, Class B, 6.55%, 12/17/2029 (a)	3,264	3,371
FirstKey Homes Trust Series 2021-SFR3, Class E1, 2.99%, 12/17/2038 (a)	6,000	5,592
Flagship Credit Auto Trust Series 2021-1, Class D, 1.27%, 3/15/2027 (a)	4,361	4,177
Foundation Finance Trust Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	6,017	5,568
FRTKL
Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	6,762	6,259
Series 2021-SFR1, Class E1, 2.37%, 9/17/2038 (a)	3,750	3,431
Galaxy CLO Ltd. (Cayman Islands) Series 2018-26A, Class BR, 6.72%, 11/22/2031 (a) (g)	6,376	6,380
GLS Auto Receivables Issuer Trust
Series 2020-4A, Class D, 1.64%, 10/15/2026 (a)	1,276	1,264
Series 2021-3A, Class D, 1.48%, 7/15/2027 (a)	9,800	9,425
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	4,898	4,671
Granite Park Equipment Leasing LLC Series 2023-1A, Class D, 7.00%, 8/22/2033 (a)	1,000	1,035
Hilton Grand Vacations Trust Series 2024-2A, Class C, 5.99%, 3/25/2038 (a)	7,349	7,501
Home Partners of America Trust
Series 2021-2, Class E1, 2.85%, 12/17/2026 (a)	9,610	8,930
Series 2021-3, Class E1, 3.20%, 1/17/2041 (a)	456	405
Lendbuzz Securitization Trust
Series 2021-1A, Class A, 1.46%, 6/15/2026 (a)	1,494	1,470
Series 2022-1A, Class A, 4.22%, 5/17/2027 (a)	824	814
Lendingpoint Asset Securitization Trust Series 2022-A, Class C, 2.82%, 6/15/2029 (a)	1,055	1,053
LendingPoint Asset Securitization Trust Series 2020-REV1, Class B, 4.49%, 10/15/2028 (a)	504	503
LendingPoint Pass-Through Trust Series 2022-ST1, Class A, 2.50%, 3/15/2028 (a)	459	451
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (a)	2,750	2,513
Series 2021-2A, Class A, 2.00%, 4/20/2032 (a)	4,444	4,110
Series 2023-1A, Class D, 8.69%, 5/20/2033 (a)	2,100	2,179
LP LMS Asset Securitization Trust Series 2023-1A, Class A, 8.18%, 10/17/2033 (a)	2,135	2,140
Magnetite Ltd. (Cayman Islands) Series 2020-25A, Class A, 6.75%, 1/25/2032 (a) (g)	1,653	1,655
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	6,885	6,516
Merchants Fleet Funding LLC
Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	3,822	3,867
Series 2024-1A, Class B, 5.95%, 4/20/2037 (a)	5,250	5,352
Mercury Financial Credit Card Master Trust
Series 2023-1A, Class A, 8.04%, 9/20/2027 (a)	5,767	5,799
Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	7,731	7,839
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-SD1, Class A, 6.19%, 8/25/2034 (g)	131	130
MVW LLC
Series 2024-1A, Class B, 5.51%, 2/20/2043 (a)	1,907	1,942
Series 2024-1A, Class C, 6.20%, 2/20/2043 (a)	1,362	1,389
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2018-29A, Class B1R, 7.08%, 10/19/2031 (a) (g)	5,769	5,766
Series 2022-49A, Class BR, 6.83%, 7/25/2035 (a) (g)	3,366	3,364
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	2,730	2,513
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	6,769	6,495
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	2,408	2,275
OCP CLO Ltd. (Cayman Islands) Series 2014-6A, Class A2R2, 6.79%, 10/17/2030 (a) (g)	6,923	6,937
Octagon Investment Partners Ltd. (Cayman Islands) Series 2017-1A, Class A2R, 6.99%, 3/17/2030 (a) (g)	2,580	2,579
Octane Receivables Trust Series 2023-1A, Class C, 6.37%, 9/20/2029 (a)	1,709	1,745
OnDeck Asset Securitization Trust IV LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	3,744	3,759
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	1,038	1,010
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	277

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	3,601	3,481
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	2,189	2,122
Series 2022-A, Class B, 5.25%, 6/9/2031 (a)	1,900	1,878
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	4,500	4,352
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	1,697	1,673
Pagaya AI Debt Trust Series 2023-1, Class A, 7.56%, 7/15/2030 (a)	328	329
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2022-2A, Class A2, 7.20%, 10/15/2030 (a) (g)	9,220	9,233
Series 2024-3A, Class A2, 6.81%, 8/8/2032 (a) (g)	8,561	8,539
Pawneee Equipment Receivables LLC Series 2021-1, Class B, 1.82%, 7/15/2027 (a)	2,066	2,025
PowerPay Issuance Trust Series 2024-1A, Class A, 6.53%, 2/18/2039 (a)	1,436	1,463
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (f)	1,538	1,539
Series 2021-NPL3, Class A1, 4.87%, 7/25/2051 (a) (f)	2,931	2,943
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (a) (g)	3,870	3,844
Series 2024-NPL2, Class A1, 7.02%, 2/25/2054 (a) (f)	5,366	5,392
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL2, Class A1, 4.99%, 6/27/2060 (a) (f)	4,129	4,158
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (a) (f)	6,223	6,275
Progress Residential Series 2021-SFR1, Class D, 1.81%, 4/17/2038 (a)	3,171	3,000
Progress Residential Trust
Series 2021-SFR6, Class C, 1.86%, 7/17/2038 (a)	6,250	5,884
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	6,500	6,100
Series 2022-SFR6, Class C, 5.20%, 7/20/2039 (a)	2,000	1,982
Series 2024-SFR1, Class D, 3.75%, 2/17/2041 (a)	3,375	3,133
PRPM LLC
Series 2021-4, Class A1, 4.87%, 4/25/2026 (a) (f)	7,866	7,827
Series 2021-7, Class A1, 4.87%, 8/25/2026 (a) (f)	3,081	3,060
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-8, Class A1, 1.74%, 9/25/2026 (a) (g)	4,729	4,672
Series 2021-10, Class A1, 2.49%, 10/25/2026 (a) (f)	1,503	1,498
Purchasing Power Funding LLC
Series 2024-A, Class B, 6.43%, 8/15/2028 (a)	750	760
Series 2024-A, Class C, 6.80%, 8/15/2028 (a)	2,700	2,742
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (a)	2,909	2,846
Republic Finance Issuance Trust Series 2021-A, Class B, 2.80%, 12/22/2031 (a)	1,000	953
RR Ltd. (Cayman Islands) Series 2020-12A, Class ABR3, 6.85%, 1/15/2036 (a) (g)	9,345	9,347
Santander Bank Auto Credit-Linked Notes Series 2024-A, Class C, 5.82%, 6/15/2032 (a)	6,496	6,553
Santander Consumer Auto Receivables Trust Series 2021-AA, Class D, 1.57%, 1/15/2027 (a)	1,500	1,446
Santander Drive Auto Receivables Trust
Series 2022-6, Class D, 5.69%, 2/18/2031	7,000	7,080
Series 2023-5, Class C, 6.43%, 2/18/2031	2,000	2,084
Series 2024-3, Class D, 5.97%, 10/15/2031	4,000	4,109
Series 2024-4, Class D, 5.32%, 12/15/2031	4,387	4,401
Series 2023-4, Class C, 6.04%, 12/15/2031	8,700	8,933
Santander Revolving Auto Loan Trust Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	2,390	2,373
SBNA Auto Receivables Trust Series 2024-A, Class D, 6.04%, 4/15/2030 (a)	5,525	5,660
SCF Equipment Leasing LLC
Series 2024-1A, Class B, 5.56%, 4/20/2032 (a)	2,167	2,241
Series 2022-2A, Class C, 6.50%, 8/20/2032 (a)	2,250	2,322
Series 2024-1A, Class C, 5.82%, 9/20/2032 (a)	1,774	1,831
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (a)	300	287
Series 2021-1A, Class C, 1.79%, 11/20/2037 (a)	266	256
Series 2024-1A, Class B, 5.35%, 1/20/2043 (a)	2,274	2,270
Stonepeak ABS Series 2021-1A, 3.82%, 2/28/2033 ‡ (a)	2,389	2,195
Stream Innovations Issuer Trust Series 2024-1A, Class A, 6.27%, 7/15/2044 (a)	3,554	3,647
Symphony CLO Ltd. (Cayman Islands)
Series 2015-16A, Class B1RR, 7.00%, 10/15/2031 (a) (g)	5,822	5,809
Series 2018-20A, Class BR2, 6.84%, 1/16/2032 (a) (g)	9,350	9,329
SEE NOTES TO FINANCIAL STATEMENTS.

278	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Tricon Residential Trust Series 2021-SFR1, Class E1, 2.79%, 7/17/2038 (a)	3,760	3,537
Upstart Pass-Through Trust
Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	471	460
Series 2021-ST10, Class A, 2.25%, 1/20/2030 (a)	1,097	1,087
Series 2022-ST1, Class A, 2.60%, 3/20/2030 (a)	1,687	1,666
Upstart Securitization Trust
Series 2021-4, Class B, 1.84%, 9/20/2031 (a)	3,030	2,999
Series 2021-5, Class B, 2.49%, 11/20/2031 (a)	6,115	6,060
VCAT LLC
Series 2021-NPL3, Class A1, 4.74%, 5/25/2051 (a) (f)	3,047	3,023
Series 2021-NPL4, Class A1, 4.87%, 8/25/2051 (a) (f)	3,866	3,878
Venture CLO Ltd. (Cayman Islands) Series 2019-36A, Class A1AR, 6.67%, 4/20/2032 (a) (g)	11,936	11,946
Verdant Receivables LLC Series 2024-1A, Class A2, 5.68%, 12/12/2031 (a)	5,383	5,483
Veros Auto Receivables Trust
Series 2024-1, Class A, 6.28%, 11/15/2027 (a)	1,464	1,471
Series 2023-1, Class C, 8.32%, 11/15/2028 (a)	7,250	7,538
Series 2022-1, Class D, 7.23%, 7/16/2029 (a)	1,000	994
VFI ABS LLC Series 2023-1A, Class A, 7.27%, 3/26/2029 (a)	1,608	1,626
VOLT C LLC Series 2021-NPL9, Class A1, 4.99%, 5/25/2051 (a) (f)	2,261	2,260
VOLT CI LLC Series 2021-NP10, Class A1, 4.99%, 5/25/2051 (a) (f)	3,581	3,585
VOLT CIII LLC Series 2021-CF1, Class A1, 4.99%, 8/25/2051 (a) (f)	2,371	2,356
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (a) (f)	5,028	4,931
VOLT CVI LLC Series 2021-NP12, Class A1, 2.73%, 12/26/2051 (a) (f)	3,150	3,160
VOLT XCII LLC Series 2021-NPL1, Class A1, 4.89%, 2/27/2051 (a) (f)	1,050	1,047
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (a) (f)	4,485	4,489
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (a) (f)	3,351	3,349
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (a) (f)	3,188	3,218
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (a) (f)	1,893	1,895
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (a) (f)	2,713	2,745
VStrong Auto Receivables Trust Series 2023-A, Class B, 7.11%, 2/15/2030 (a)	2,500	2,583
Westgate Resorts LLC
Series 2024-1A, Class B, 6.56%, 1/20/2038 (a)	3,345	3,377
Series 2024-1A, Class C, 7.06%, 1/20/2038 (a)	2,996	3,028
Westlake Automobile Receivables Trust
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	5,000	4,876
Series 2021-3A, Class E, 3.42%, 4/15/2027 (a)	13,000	12,721
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	3,000	3,096
Wingspire Equipment Finance LLC Series 2024-1A, Class C, 5.28%, 9/20/2032 (a)	1,000	1,002
Total Asset-Backed Securities (Cost $751,333)		741,807
U.S. Treasury Obligations — 16.6%
U.S. Treasury Notes
4.13%, 6/15/2026	3,010	3,016
4.38%, 12/15/2026	4,255	4,301
4.13%, 2/15/2027	174,160	175,242
4.25%, 3/15/2027	5,940	6,000
4.50%, 4/15/2027	85,845	87,263
4.50%, 5/15/2027	138,435	140,782
3.25%, 6/30/2027	2,140	2,109
4.38%, 7/15/2027	51,470	52,262
3.75%, 8/15/2027	153,955	153,787
4.13%, 10/31/2027	215	217
3.50%, 1/31/2028	1,690	1,675
4.00%, 6/30/2028	6,475	6,530
4.63%, 9/30/2028	3,230	3,334
4.38%, 11/30/2028	695	712
4.25%, 6/30/2029	1,260	1,288
Total U.S. Treasury Obligations (Cost $630,069)		638,518
Mortgage-Backed Securities — 10.8%
FHLMC
Pool # 841360, ARM, 6.42%, 11/1/2046 (g)	17,892	18,441
Pool # 841368, ARM, 7.20%, 9/1/2047 (g)	5,404	5,565
FHLMC Gold Pools, 15 Year Pool # G18528, 3.50%, 10/1/2029	1,611	1,583
FHLMC Gold Pools, 20 Year Pool # C91649, 3.00%, 4/1/2033	25	24
FHLMC Gold Pools, 30 Year Pool # G61879, 4.50%, 3/1/2047	148	147
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	279

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FHLMC UMBS, 10 Year
Pool # RD5034, 2.00%, 9/1/2030	19,465	18,461
Pool # RD5053, 2.00%, 3/1/2031	12,691	11,991
FHLMC UMBS, 15 Year
Pool # SB0041, 3.50%, 7/1/2034	1,825	1,787
Pool # SB0725, 4.00%, 8/1/2037	19,115	18,926
Pool # SB8184, 4.00%, 10/1/2037	9,494	9,363
Pool # SB8189, 4.00%, 11/1/2037	17,028	16,802
FHLMC UMBS, 30 Year
Pool # ZT1703, 4.00%, 1/1/2049	10,966	10,524
Pool # SD8233, 5.00%, 7/1/2052	7,147	7,112
Pool # SD8343, 6.00%, 7/1/2053	36,118	36,772
FNMA UMBS, 15 Year
Pool # BM4202, 3.50%, 12/1/2029	2,530	2,485
Pool # AL9552, 3.50%, 8/1/2031	189	185
Pool # AS9697, 3.50%, 5/1/2032	67	66
Pool # FM1156, 2.50%, 4/1/2033	5,231	4,994
Pool # CB1216, 2.50%, 7/1/2036	8,752	8,141
Pool # FS1563, 2.50%, 7/1/2036	3,162	2,941
Pool # MA4640, 3.50%, 6/1/2037	8,647	8,384
Pool # FS2930, 4.00%, 9/1/2037	9,916	9,784
Pool # MA4776, 4.00%, 10/1/2037	7,403	7,305
FNMA UMBS, 20 Year
Pool # MA1446, 3.50%, 5/1/2033	120	116
Pool # MA1527, 3.00%, 8/1/2033	78	75
Pool # MA1921, 3.50%, 6/1/2034	4,202	4,083
Pool # FM3933, 3.00%, 6/1/2037	19,375	18,374
Pool # CA1791, 3.50%, 2/1/2038	7,934	7,704
Pool # FM3075, 3.50%, 11/1/2039	22,404	21,470
Pool # CA8310, 2.50%, 12/1/2040	12,405	11,133
FNMA UMBS, 30 Year
Pool # AB1463, 4.00%, 9/1/2040	4,952	4,865
Pool # FM2972, 4.00%, 12/1/2044	25,009	24,352
Pool # AL7453, 4.00%, 2/1/2045	3,215	3,173
Pool # FS2237, 4.00%, 10/1/2046	25,745	25,156
Pool # FS1847, 4.00%, 1/1/2049	7,664	7,383
Pool # FS1891, 4.00%, 1/1/2050	24,947	23,928
Pool # FS0085, 4.00%, 11/1/2050	13,087	12,617
Pool # MA4842, 5.50%, 12/1/2052	7,633	7,705
FNMA, Other
Pool # BF0125, 4.00%, 7/1/2056	8,257	7,847
Pool # BF0144, 3.50%, 10/1/2056	4,804	4,410
Pool # BF0184, 4.00%, 2/1/2057	2,454	2,332
Pool # BF0263, 3.50%, 5/1/2058	4,841	4,443
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GNMA II, 30 Year
Pool # MA8201, 4.50%, 8/20/2052	3,377	3,312
Pool # MA8429, 5.50%, 11/20/2052	18,918	19,073
Total Mortgage-Backed Securities (Cost $426,228)		415,334
Commercial Mortgage-Backed Securities — 7.1%
Ashford Hospitality Trust Series 2018-KEYS, Class B, 7.08%, 6/15/2035 (a) (g)	600	593
BHMS Series 2018-ATLS, Class A, 6.88%, 7/15/2035 (a) (g)	500	500
BX
Series 2021-MFM1, Class D, 6.95%, 1/15/2034 (a) (g)	1,400	1,378
Series 2021-MFM1, Class E, 7.70%, 1/15/2034 (a) (g)	1,782	1,741
BX Commercial Mortgage Trust Series 2024-MF, Class B, 7.03%, 2/15/2039 (a) (g)	800	794
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class B, 3.77%, 2/10/2048	3,900	3,846
Series 2015-GC27, Class C, 4.56%, 2/10/2048 (g)	10,337	9,947
Series 2015-GC29, Class C, 4.27%, 4/10/2048 (g)	3,600	3,439
Series 2015-GC31, Class C, 4.17%, 6/10/2048 (g)	530	311
Series 2015-GC33, Class B, 4.73%, 9/10/2058 (g)	3,500	3,198
Commercial Mortgage Trust
Series 2020-CBM, Class D, 3.75%, 2/10/2037 (a) (g)	3,370	3,280
Series 2014-CR14, Class B, 3.80%, 2/10/2047 (g)	2,541	2,440
Series 2014-UBS3, Class B, 4.31%, 6/10/2047	2,000	1,732
Series 2014-CR19, Class D, 4.73%, 8/10/2047 (a) (g)	2,307	2,145
Series 2014-UBS5, Class C, 4.76%, 9/10/2047 (g)	2,750	2,497
Series 2014-CR20, Class C, 4.53%, 11/10/2047 (g)	1,000	953
Series 2014-CR21, Class D, 4.13%, 12/10/2047 (a) (g)	2,665	2,476
Series 2015-CR23, Class D, 4.41%, 5/10/2048 (g)	2,000	1,548
Series 2015-LC21, Class D, 4.46%, 7/10/2048 (g)	1,000	881
Series 2015-CR25, Class B, 4.67%, 8/10/2048 (g)	5,899	5,732
SEE NOTES TO FINANCIAL STATEMENTS.

280	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2015-CR26, Class B, 4.61%, 10/10/2048 (g)	2,550	2,419
Series 2015-PC1, Class B, 4.42%, 7/10/2050 (g)	3,150	2,983
CSAIL Commercial Mortgage Trust Series 2015-C4, Class E, 3.71%, 11/15/2048 (g)	2,973	2,676
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 7.35%, 1/25/2051 (a) (g)	407	405
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KC03, Class X1, IO, 0.60%, 11/25/2024 (g)	45,878	44
Series KC06, Class X1, IO, 1.01%, 6/25/2026 (g)	34,697	206
Series K734, Class X3, IO, 2.24%, 7/25/2026 (g)	35,700	1,129
Series KC05, Class X1, IO, 1.36%, 6/25/2027 (g)	26,272	577
Series K068, Class X1, IO, 0.55%, 8/25/2027 (g)	229,192	2,503
Series K739, Class X1, IO, 1.30%, 9/25/2027 (g)	63,167	1,706
Series K078, Class X1, IO, 0.22%, 6/25/2028 (g)	48,446	204
Series K090, Class X3, IO, 2.39%, 10/25/2029 (g)	32,598	3,061
Series K112, Class X1, IO, 1.54%, 5/25/2030 (g)	24,786	1,657
Series Q012, Class X, IO, 4.08%, 9/25/2035 (g)	12,003	1,963
Series K061, Class X3, IO, 2.05%, 12/25/2044 (g)	2,775	104
Series K070, Class X3, IO, 2.11%, 12/25/2044 (g)	16,537	927
Series K072, Class X3, IO, 2.21%, 12/25/2045 (g)	1,200	76
Series K087, Class X3, IO, 2.40%, 1/25/2046 (g)	14,050	1,159
Series K097, Class X3, IO, 2.09%, 9/25/2046 (g)	20,477	1,749
Series K104, Class X3, IO, 1.96%, 2/25/2047 (g)	25,300	2,157
Series K088, Class X3, IO, 2.43%, 2/25/2047 (g)	9,575	857
Series K735, Class X3, IO, 2.23%, 5/25/2047 (g)	40,532	1,389
Series K093, Class X3, IO, 2.28%, 5/25/2047 (g)	50,000	4,361
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K095, Class X3, IO, 2.17%, 8/25/2047 (g)	25,000	2,196
Series K736, Class X3, IO, 2.08%, 9/25/2047 (g)	50,000	1,770
Series K099, Class X3, IO, 2.02%, 10/25/2047 (g)	13,745	1,123
Series K105, Class X3, IO, 2.04%, 3/25/2048 (g)	40,058	3,620
Series K111, Class X3, IO, 3.29%, 4/25/2048 (g)	15,644	2,364
Series K110, Class X3, IO, 3.52%, 6/25/2048 (g)	15,544	2,411
Series K114, Class X3, IO, 2.83%, 8/25/2048 (g)	10,750	1,375
Series K115, Class X3, IO, 3.06%, 9/25/2048 (g)	21,273	2,990
Series K125, Class X3, IO, 2.74%, 2/25/2049 (g)	15,690	2,137
FNMA ACES
Series 2020-M10, Class X1, IO, 1.90%, 12/25/2030 (g)	46,477	3,166
Series 2019-M21, Class X2, IO, 1.40%, 2/25/2031 (g)	28,470	1,393
Series 2020-M37, Class X, IO, 1.11%, 4/25/2032 (g)	69,009	2,949
FREMF Series 2018-KF46, Class B, 7.42%, 3/25/2028 (a) (g)	12	12
FREMF Mortgage Trust
Series 2017-KF34, Class B, 8.17%, 9/5/2024 (a) (g)	2,974	2,973
Series 2017-KF38, Class B, 7.97%, 9/25/2024 (a) (g)	59	59
Series 2017-KF39, Class B, 7.97%, 11/25/2024 (a) (g)	99	99
Series 2018-KF42, Class B, 7.67%, 12/25/2024 (a) (g)	968	962
Series 2018-KF53, Class B, 7.52%, 10/25/2025 (g)	369	361
Series 2019-KC03, Class B, 4.49%, 1/25/2026 (a) (g)	5,000	4,844
Series 2019-KF60, Class B, 7.82%, 2/25/2026 (a) (g)	968	944
Series 2019-KF62, Class B, 7.52%, 4/25/2026 (a) (g)	212	202
Series 2019-KC06, Class B, 3.95%, 9/25/2026 (a) (g)	7,600	7,153
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	98,515	307
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	281

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-K82, Class D, PO, , 10/25/2028 (a)	9,393	6,729
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	24,695	85
Series 2020-K107, Class D, 3.62%, 2/25/2030 (a) (g)	7,500	5,853
Series 2017-K68, Class D, PO, , 10/25/2049 (a)	8,000	6,184
Series 2020-K113, Class D, PO, , 5/25/2053 (a)	9,000	5,444
Series 2020-K739, Class D, PO, , 11/25/2053 (a)	7,000	5,287
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	71,593	163
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	17,500	45
FREMF Trust Series 2018-KW04, Class C, PO, 12/25/2032 (a)	5,000	3,013
GS Mortgage Securities Trust
Series 2013-GC10, Class C, 4.29%, 2/10/2046 (a) (g)	2,166	2,036
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (g)	2,250	890
Series 2015-GC30, Class C, 4.20%, 5/10/2050 (g)	3,695	3,272
Independence Plaza Trust Series 2018-INDP, Class C, 4.16%, 7/10/2035 (a)	3,500	3,270
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.37%, 7/15/2048 (g)	7,732	5,514
Series 2015-C31, Class B, 4.78%, 8/15/2048 (g)	4,410	3,931
Series 2015-C31, Class C, 4.78%, 8/15/2048 (g)	3,360	2,631
Series 2016-C1, Class D1, 4.36%, 3/17/2049 (a) (g)	4,600	3,981
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class D, 4.65%, 3/15/2050 (a) (g)	3,725	3,031
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class D, 5.05%, 12/15/2046 (a) (g)	869	763
Life Mortgage Trust Series 2021-BMR, Class C, 6.55%, 3/15/2038 (a) (g)	2,225	2,163
MHC Commercial Mortgage Trust Series 2021-MHC, Class D, 7.05%, 4/15/2038 (a) (g)	1,887	1,865
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class B, 4.50%, 10/15/2047 (g)	6,000	5,976
Series 2014-C18, Class C, 4.54%, 10/15/2047 (g)	4,366	4,233
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-C20, Class C, 4.57%, 2/15/2048 (g)	5,400	5,248
Series 2015-C24, Class D, 3.26%, 5/15/2048 (a)	3,150	2,838
Series 2015-C24, Class C, 4.47%, 5/15/2048 (g)	2,060	1,908
Series 2016-C31, Class B, 3.88%, 11/15/2049 (g)	2,577	2,334
Series 2015-C23, Class D, 4.28%, 7/15/2050 (a) (g)	2,000	1,865
Morgan Stanley Capital I Trust
Series 2015-MS1, Class B, 4.16%, 5/15/2048 (g)	5,450	5,110
Series 2020-HR8, Class XA, IO, 1.95%, 7/15/2053 (g)	20,941	1,738
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	6,960	6,024
Series 2019-PARK, Class B, 2.72%, 12/15/2036 (a)	6,000	4,923
Series 2019-PARK, Class D, 2.72%, 12/15/2036 (a)	2,000	1,341
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (a)	7,500	4,654
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	275	253
STWD Mortgage Trust (Cayman Islands)
Series 2021-LIH, Class B, 7.11%, 11/15/2036 (a) (g)	3,600	3,551
Series 2021-LIH, Class C, 7.41%, 11/15/2036 (a) (g)	2,200	2,163
Velocity Commercial Capital Loan Trust Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (g)	772	746
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class C, 3.89%, 2/15/2048	2,500	2,216
Series 2015-C29, Class C, 4.36%, 6/15/2048 (g)	3,750	3,452
Series 2018-C43, Class A3, 3.75%, 3/15/2051	586	570
Series 2015-LC22, Class D, 4.69%, 9/15/2058 (g)	10,106	8,098
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class B, 3.71%, 3/15/2045 (g)	43	41
Series 2014-C22, Class C, 3.87%, 9/15/2057 (g)	8,583	6,892
SEE NOTES TO FINANCIAL STATEMENTS.

282	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2014-C22, Class D, 4.01%, 9/15/2057 (a) (g)	1,000	501
Series 2014-C22, Class B, 4.37%, 9/15/2057 (g)	3,000	2,686
Total Commercial Mortgage-Backed Securities (Cost $304,693)		274,664
Collateralized Mortgage Obligations — 5.8%
Alternative Loan Trust Series 2004-25CB, Class A1, 6.00%, 12/25/2034	126	113
Angel Oak Mortgage Trust
Series 2019-5, Class A3, 2.92%, 10/25/2049 (a) (g)	282	275
Series 2019-5, Class B1, 3.96%, 10/25/2049 (a) (g)	1,060	978
Angel Oak Mortgage Trust I LLC Series 2018-3, Class B1, 5.04%, 9/25/2048 (a) (g)	4,000	3,764
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.80%, 1/25/2049 (a) (g)	65	63
Series 2019-2, Class A3, 3.80%, 4/25/2049 (a) (g)	152	148
CFMT LLC Series 2024-HB15, Class M1, 4.00%, 8/25/2034 ‡ (a) (g)	2,000	1,915
CHL Mortgage Pass-Through Trust
Series 2005-J2, Class 3A8, 5.50%, 8/25/2035	508	321
Series 2006-HYB2, Class 2A1B, 4.60%, 4/20/2036 (g)	68	60
CIM Trust Series 2019-INV2, Class A11, 6.41%, 5/25/2049 (a) (g)	68	65
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2, 7.00%, 12/25/2041 (a) (g)	9,450	9,533
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9, Class 1A2, 5.25%, 10/25/2035	738	670
CSMC Trust Series 2021-RPL1, Class A1, 4.07%, 9/27/2060 (a) (g)	3,963	3,964
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-3, Class 2A1, 6.14%, 10/25/2047 (g)	599	467
FHLMC, REMIC
Series 3036, Class NE, 5.00%, 9/15/2035	77	79
Series 3294, Class NE, 5.50%, 3/15/2037	158	165
Series 3878, Class PL, 4.50%, 11/15/2040	9,269	9,295
Series 4012, Class GS, IF, IO, 1.03%, 3/15/2042 (g)	4,010	575
Series 5182, Class D, 2.50%, 11/25/2043	19,839	18,348
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 4338, Class SA, IF, IO, 0.53%, 5/15/2044 (g)	3,637	487
Series 4477, Class SA, IF, IO, 0.68%, 5/15/2045 (g)	3,594	493
Series 4505, Class SA, IF, IO, 0.68%, 8/15/2045 (g)	3,066	399
Series 4681, Class SD, IF, IO, 0.68%, 5/15/2047 (g)	275	40
Series 5194, Class H, 2.50%, 10/25/2047	35,042	31,987
Series 4925, Class SH, IF, IO, 0.64%, 10/25/2049 (g)	6,724	808
Series 4954, Class SB, IF, IO, 0.59%, 2/25/2050 (g)	6,844	927
Series 5021, Class MI, IO, 3.00%, 10/25/2050	23,334	3,772
Series 4632, Class MA, 4.00%, 8/15/2054	4,820	4,713
Series 4634, Class MD, 5.00%, 11/15/2054	8,102	8,072
Series 4630, Class MA, 4.00%, 1/15/2055	6,378	6,297
Series 4839, Class WS, IF, IO, 0.63%, 8/15/2056 (g)	11,568	1,707
FHLMC, STRIPS
Series 267, Class S5, IF, IO, 0.53%, 8/15/2042 (g)	3,048	299
Series 342, Class S7, IF, IO, 0.64%, 2/15/2045 (g)	1,270	171
FNMA, Connecticut Avenue Securities Series 2021-R02, Class 2M2, 7.35%, 11/25/2041 (a) (g)	6,500	6,537
FNMA, REMIC
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	745	67
Series 2015-85, Class SA, IF, IO, 0.16%, 11/25/2045 (g)	3,013	330
Series 2016-74, Class GS, IF, IO, 0.54%, 10/25/2046 (g)	1,520	230
Series 2017-31, Class SG, IF, IO, 0.64%, 5/25/2047 (g)	7,408	928
Series 2019-31, Class S, IF, IO, 0.59%, 7/25/2049 (g)	3,654	399
Series 2024-20, Class MA, 5.00%, 11/25/2049	29,025	28,731
Series 2022-42, Class EA, 3.75%, 6/25/2052	57,012	54,811
Series 2022-43, Class P, 4.00%, 7/25/2052	9,155	8,870
GNMA
Series 2012-39, Class MI, IO, 4.00%, 3/16/2042	250	45
Series 2015-123, Class SE, IF, IO, 0.27%, 9/20/2045 (g)	3,780	468
Series 2016-108, Class SM, IF, IO, 0.65%, 8/20/2046 (g)	672	94
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	283

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2018-139, Class SB, IF, IO, 0.70%, 10/20/2048 (g)	5,456	816
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (f)	2,355	2,387
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 (a) (g)	3,041	2,635
NYMT Loan Trust Series 2021-SP1, Class A1, 4.67%, 8/25/2061 (a) (f)	4,053	4,067
Structured Asset Mortgage Investments II Trust Series 2006-AR6, Class 2A1, 5.77%, 7/25/2046 (g)	901	637
Verus Securitization Trust Series 2019-4, Class B1, 3.86%, 11/25/2059 (a) (g)	600	566
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR5, Class A6, 5.78%, 5/25/2035 (g)	52	52
Total Collateralized Mortgage Obligations (Cost $230,108)		223,640
Foreign Government Securities — 1.1%
Arab Republic of Egypt 7.60%, 3/1/2029 (e)	3,700	3,480
Benin Government Bond 7.96%, 2/13/2038 (a)	1,420	1,359
Dominican Republic Government Bond
4.50%, 1/30/2030 (a)	5,540	5,248
7.05%, 2/3/2031 (a)	1,140	1,220
Federal Republic of Nigeria 6.50%, 11/28/2027 (e)	3,800	3,539
Gabonese Republic 6.95%, 6/16/2025 (e)	2,000	1,868
Hashemite Kingdom of Jordan
4.95%, 7/7/2025 (e)	1,800	1,768
6.13%, 1/29/2026 (e)	2,800	2,762
Islamic Republic of Pakistan
6.88%, 12/5/2027 (e)	1,000	867
7.38%, 4/8/2031 (a)	800	637
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	2,330	2,540
Lebanese Republic 6.38%, 3/9/2020 (b)	4,362	273
Republic of Angola
9.50%, 11/12/2025 (e)	900	917
8.25%, 5/9/2028 (e)	2,000	1,912
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (e)	4,600	4,568
5.75%, 12/31/2032 (e) (f)	237	223
7.63%, 1/30/2033 (a)	1,890	1,886
Republic of Ecuador 6.90%, 7/31/2030 (e) (f)	1,350	960
Republic of El Salvador 8.63%, 2/28/2029 (e)	1,600	1,498
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Republic of Iraq 5.80%, 1/15/2028 (e)	1,815	1,722
Republic of Senegal 6.25%, 5/23/2033 (e)	2,000	1,736
Total Foreign Government Securities (Cost $45,425)		40,983
Loan Assignments — 0.5% (c) (h)
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 8.00%, 1/31/2031	703	705
Beverages — 0.1%
Triton Water Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.85%, 3/31/2028	1,920	1,919
Building Products — 0.0% ^
Emerson Climate Technologies, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.56%, 5/31/2030	1,085	1,084
Containers & Packaging — 0.0% ^
Graham Packaging Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.75%, 8/4/2027	1,178	1,177
Electrical Equipment — 0.0% ^
Vertiv Group Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 7.34%, 3/2/2027	1,059	1,061
Ground Transportation — 0.1%
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.60%, 7/21/2028	1,761	1,764
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 3.00%), 8.60%, 7/21/2028	537	538
		2,302
Health Care Providers & Services — 0.0% ^
Parexel International Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.25%, 11/15/2028	1,043	1,046
IT Services — 0.1%
MH Sub I LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 9.50%, 5/3/2028	1,997	1,990
Oil, Gas & Consumable Fuels — 0.0% ^
Buckeye Partners LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 7.25%, 11/22/2030	678	678
SEE NOTES TO FINANCIAL STATEMENTS.

284	J.P. Morgan Income Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 10.29%, 4/20/2028	794	821
Pharmaceuticals — 0.0% ^
MI OpCo Holdings, Inc., Delayed Draw Term Loan B (1-MONTH CME TERM SOFR + 7.25%), 12.60%, 3/31/2028	250	237
Professional Services — 0.1%
Brookfield WEC Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.00%, 1/27/2031	1,350	1,351
Software — 0.1%
Central Parent LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.58%, 7/6/2029	700	693
Genesys Cloud Services Holdings, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.75%, 12/1/2027	2,026	2,034
UKG, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.55%, 2/10/2031	995	997
		3,724
Specialty Retail — 0.0% ^
White Cap Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.50%, 10/19/2029	1,062	1,055
Total Loan Assignments (Cost $18,918)		19,150
Municipal Bonds — 0.1% (g) (i)
California — 0.1%
California Housing Finance Agency Series 2021-1, Class X, Rev., 0.80%, 11/20/2035 (Cost $2,359)	52,215	2,487
	SHARES (000)
Common Stocks — 0.0% ^
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp.	1	125
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	15	559
Total Common Stocks (Cost $496)		684
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — 0.0% ^
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. 10.00% (Cash), 10/7/2024 ‡ (d) (j) (k) (Cost $46)	—	508
	SHARES (000)
Short-Term Investments — 3.9%
Investment Companies — 3.7%
JPMorgan Prime Money Market Fund Class IM Shares, 5.34% (l) (m) (Cost $141,917)	141,881	141,952
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills, 4.84%, 1/30/2025 (n) (o) (Cost $6,758)	6,895	6,760
Total Short-Term Investments (Cost $148,675)		148,712
Total Investments — 100.2% (Cost $3,931,315)		3,854,973
Liabilities in Excess of Other Assets — (0.2)%		(8,941)
NET ASSETS — 100.0%		3,846,032

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2024.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2024. The rate may be subject to a cap and floor.

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	285

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Defaulted security.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
(d)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(e)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(f)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2024.

(g)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

(h)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Security is an interest bearing note with preferred security characteristics.
(k)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2024.

(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of August 31, 2024.
(n)	The rate shown is the effective yield as of August 31, 2024.
(o)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
Futures contracts outstanding as of August 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Ultra Bond	12	12/19/2024	USD	1,575	(26)
U.S. Treasury 2 Year Note	1,686	12/31/2024	USD	349,911	37
U.S. Treasury 5 Year Note	5,057	12/31/2024	USD	553,030	(812)
					(801)
SEE NOTES TO FINANCIAL STATEMENTS.

286	J.P. Morgan Income Funds	August 31, 2024

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Note	(1,177)	12/19/2024	USD	(133,553)	565
U.S. Treasury 10 Year Ultra Note	(751)	12/19/2024	USD	(88,055)	586
U.S. Treasury Long Bond	(297)	12/19/2024	USD	(36,447)	497
					1,648
					847

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2024 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.42-V1	5.00	Quarterly	6/20/2029	3.22	USD 30,750	(1,976)	(532)	(2,508)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	287

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2024 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund	JPMorgan Government Bond Fund
ASSETS:
Investments in non-affiliates, at value	$45,365,889	$20,141,152	$312,498	$1,902,807
Investments in affiliates, at value	2,169,233	2,069,875	23,746	70,517
Investments of cash collateral received from securities loaned, at value (See Note 2.F.)	—	548	—	—
Cash	5,965	176	937	672
Foreign currency, at value	5	30	2	—
Deposits at broker for futures contracts	88,020	292	—	—
Deposits at broker for centrally cleared swaps	—	1,140	230	—
Receivables:
Investment securities sold	2,210	376	5,092	51
Investment securities sold — delayed delivery securities	9,214	—	—	—
Fund shares sold	141,910	51,994	760	2,042
Interest from non-affiliates	291,778	132,915	1,787	7,244
Dividends from non-affiliates	—	26	—	—
Dividends from affiliates	9,558	8,936	102	283
Securities lending income (See Note 2.F.)	—	— (a)	—	—
Variation margin on centrally cleared swaps	—	—	6	—
Unrealized appreciation on forward foreign currency exchange contracts	—	91	—	—
Other assets	—	227	—	—
Total Assets	48,083,782	22,407,778	345,160	1,983,616
LIABILITIES:
Payables:
Investment securities purchased	—	16,076	13,802	—
Investment securities purchased — delayed delivery securities	503,961	948,538	—	—
Collateral received on securities loaned (See Note 2.F.)	—	548	—	—
Fund shares redeemed	49,112	29,723	12	4,423
Variation margin on futures contracts	15,542	17,563	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	653	—	—
Accrued liabilities:
Investment advisory fees	10,826	5,072	134	378
Administration fees	1,362	1,099	11	74
Distribution fees	599	390	13	78
Service fees	3,476	608	18	158
Custodian and accounting fees	199	95	34	13
Trustees’ and Chief Compliance Officer’s fees	1	— (a)	1	1
Other	286	211	91	149
Total Liabilities	585,364	1,020,576	14,116	5,274
Net Assets	$47,498,418	$21,387,202	$331,044	$1,978,342

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

288	J.P. Morgan Income Funds	August 31, 2024

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund	JPMorgan Government Bond Fund
NET ASSETS:
Paid-in-Capital	$50,483,703	$23,202,850	$693,389	$2,172,925
Total distributable earnings (loss)	(2,985,285)	(1,815,648)	(362,345)	(194,583)
Total Net Assets	$47,498,418	$21,387,202	$331,044	$1,978,342
Net Assets:
Class A	$2,208,033	$1,556,499	$45,210	$267,364
Class C	160,849	68,777	4,910	13,218
Class I	21,312,072	6,214,778	175,717	892,831
Class R2	50,111	40,289	—	12,026
Class R3	54,377	19,511	—	39,549
Class R4	821	5,686	—	6,550
Class R5	199,079	1,849	—	—
Class R6	23,513,076	13,479,813	105,207	746,804
Total	$47,498,418	$21,387,202	$331,044	$1,978,342
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	211,898	212,113	5,315	27,628
Class C	15,300	9,301	580	1,370
Class I	2,046,948	847,449	20,658	92,327
Class R2	4,816	5,491	—	1,244
Class R3	5,238	2,664	—	4,090
Class R4	79	776	—	678
Class R5	19,155	252	—	—
Class R6	2,254,785	1,836,153	12,364	77,244
Net Asset Value (a):
Class A — Redemption price per share	$10.42	$7.34	$8.51	$9.68
Class C — Offering price per share (b)	10.51	7.40	8.47	9.65
Class I — Offering and redemption price per share	10.41	7.33	8.51	9.67
Class R2 — Offering and redemption price per share	10.41	7.34	—	9.67
Class R3 — Offering and redemption price per share	10.38	7.32	—	9.67
Class R4 — Offering and redemption price per share	10.39	7.32	—	9.67
Class R5 — Offering and redemption price per share	10.39	7.34	—	—
Class R6 — Offering and redemption price per share	10.43	7.34	8.51	9.67
Class A maximum sales charge	3.75%	3.75%	2.25%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.83	$7.63	$8.71	$10.06
Cost of investments in non-affiliates	$47,540,529	$20,766,499	$318,101	$2,057,926
Cost of investments in affiliates	2,168,526	2,069,233	23,746	70,517
Cost of foreign currency	5	34	2	—
Investment securities on loan, at value (See Note 2.F.)	—	1	—	—
Cost of investment of cash collateral (See Note 2.F.)	—	548	—	—
Net upfront payments on centrally cleared swaps	—	—	148	—

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	289

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2024 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan High Yield Fund	JPMorgan Income Fund	JPMorgan Mortgage-Backed Securities Fund	JPMorgan Short Duration Bond Fund
ASSETS:
Investments in non-affiliates, at value	$5,277,134	$11,357,955	$5,730,691	$8,796,995
Investments in affiliates, at value	236,075	232,609	483,523	298,755
Restricted cash for OTC derivatives	—	32,750	—	—
Restricted cash for delayed delivery securities	—	3,950	—	—
Cash	82	4,230	—	135
Foreign currency, at value	657	—	—	—
Deposits at broker for futures contracts	—	43,572	—	—
Deposits at broker for centrally cleared swaps	1,849	17,717	—	—
Receivables:
Investment securities sold	13	59	5	78
Investment securities sold — delayed delivery securities	—	804,477	—	—
Fund shares sold	3,454	9,593	5,899	21,785
Interest from non-affiliates	80,141	86,885	18,156	58,509
Dividends from non-affiliates	48	23	—	—
Dividends from affiliates	1,138	1,513	2,085	1,053
Variation margin on futures contracts	—	2,978	—	1,707
Variation margin on centrally cleared swaps	49	—	—	—
Total Assets	5,600,640	12,598,311	6,240,359	9,179,017
LIABILITIES:
Payables:
Due to custodian	—	—	14	—
Distributions	—	1,364	—	—
TBA short commitments, at value	—	807,505	—	—
Investment securities purchased	31,877	8,979	4,512	21,768
Investment securities purchased — delayed delivery securities	—	1,763,083	380,136	4,836
Fund shares redeemed	49,969	88,978	5,751	9,771
Variation margin on futures contracts	—	—	832	—
Variation margin on centrally cleared swaps	—	723	—	—
Outstanding OTC swap contracts, at value	—	32,742	—	—
Accrued liabilities:
Investment advisory fees	2,034	2,434	865	1,509
Administration fees	178	624	181	491
Distribution fees	131	455	29	163
Service fees	179	97	407	128
Custodian and accounting fees	34	80	32	40
Trustees’ and Chief Compliance Officer’s fees	1	—	1	1
Other	223	519	11	342
Total Liabilities	84,626	2,707,583	392,771	39,049
Net Assets	$5,516,014	$9,890,728	$5,847,588	$9,139,968
SEE NOTES TO FINANCIAL STATEMENTS.

290	J.P. Morgan Income Funds	August 31, 2024

	JPMorgan High Yield Fund	JPMorgan Income Fund	JPMorgan Mortgage-Backed Securities Fund	JPMorgan Short Duration Bond Fund
NET ASSETS:
Paid-in-Capital	$6,335,289	$11,235,219	$6,202,060	$9,436,100
Total distributable earnings (loss)	(819,275)	(1,344,491)	(354,472)	(296,132)
Total Net Assets	$5,516,014	$9,890,728	$5,847,588	$9,139,968
Net Assets:
Class A	$475,078	$555,893	$108,481	$678,824
Class C	51,714	543,037	9,312	31,985
Class I	867,103	6,353,027	3,122,936	1,876,092
Class R2	2,874	—	—	—
Class R3	331	—	—	—
Class R4	86	—	—	—
Class R5	4,151	—	—	—
Class R6	4,114,677	2,438,771	2,606,859	6,553,067
Total	$5,516,014	$9,890,728	$5,847,588	$9,139,968
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	73,386	65,065	10,160	62,675
Class C	7,963	63,530	902	2,930
Class I	132,901	744,559	301,765	172,964
Class R2	445	—	—	—
Class R3	51	—	—	—
Class R4	13	—	—	—
Class R5	633	—	—	—
Class R6	630,031	285,836	251,970	604,148
Net Asset Value (a):
Class A — Redemption price per share	$6.47	$8.54	$10.68	$10.83
Class C — Offering price per share (b)	6.49	8.55	10.32	10.91
Class I — Offering and redemption price per share	6.52	8.53	10.35	10.85
Class R2 — Offering and redemption price per share	6.46	—	—	—
Class R3 — Offering and redemption price per share	6.53	—	—	—
Class R4 — Offering and redemption price per share	6.53	—	—	—
Class R5 — Offering and redemption price per share	6.55	—	—	—
Class R6 — Offering and redemption price per share	6.53	8.53	10.35	10.85
Class A maximum sales charge	3.75%	3.75%	3.75%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$6.72	$8.87	$11.10	$11.08
Cost of investments in non-affiliates	$5,392,178	$11,806,258	$5,951,755	$8,795,075
Cost of investments in affiliates	236,075	232,554	483,388	298,755
Cost of foreign currency	713	—	—	—
Proceeds from short TBAs	—	804,477	—	—
Net upfront payments/(receipts) on centrally cleared swaps	1,248	(25,063)	—	—
Net upfront receipts on OTC swap contracts	—	(8,525)	—	—

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	291

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2024 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)

JPMorgan Short Duration Core Plus Fund
ASSETS:
Investments in non-affiliates, at value	$3,713,021
Investments in affiliates, at value	141,952
Cash	628
Receivables:
Investment securities sold	121,149
Fund shares sold	3,635
Interest from non-affiliates	28,126
Dividends from affiliates	21
Total Assets	4,008,532
LIABILITIES:
Payables:
Investment securities purchased	153,787
Fund shares redeemed	6,618
Variation margin on futures contracts	176
Variation margin on centrally cleared swaps	60
Accrued liabilities:
Investment advisory fees	789
Administration fees	234
Distribution fees	123
Service fees	106
Custodian and accounting fees	24
Trustees’ and Chief Compliance Officer’s fees	— (a)
Other	583
Total Liabilities	162,500
Net Assets	$3,846,032

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

292	J.P. Morgan Income Funds	August 31, 2024

JPMorgan Short Duration Core Plus Fund
NET ASSETS:
Paid-in-Capital	$4,404,517
Total distributable earnings (loss)	(558,485)
Total Net Assets	$3,846,032
Net Assets:
Class A	$465,848
Class C	43,869
Class I	1,615,743
Class R6	1,720,572
Total	$3,846,032
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	50,019
Class C	4,722
Class I	173,477
Class R6	184,763
Net Asset Value (a):
Class A — Redemption price per share	$9.31
Class C — Offering price per share (b)	9.29
Class I — Offering and redemption price per share	9.31
Class R6 — Offering and redemption price per share	9.31
Class A maximum sales charge	2.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$9.52
Cost of investments in non-affiliates	$3,789,398
Cost of investments in affiliates	141,917
Net upfront receipts on centrally cleared swaps	(1,976)

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	293

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2024 (Unaudited)
(Amounts in thousands)

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund	JPMorgan Government Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$958,374	$485,328	$12,888	$29,554
Interest income from affiliates	25	24	3	—
Dividend income from non-affiliates	—	775	288	—
Dividend income from affiliates	55,030	44,838	885	1,585
Income from securities lending (net) (See Note 2.F.)	—	2	—	—
Foreign taxes withheld (net)	—	44	—	—
Total investment income	1,013,429	531,011	14,064	31,139
EXPENSES:
Investment advisory fees	64,335	30,298	899	2,635
Administration fees	7,967	6,289	123	706
Distribution fees:
Class A	2,667	1,853	57	334
Class C	592	244	18	52
Class R2	120	94	—	31
Class R3	71	18	—	47
Service fees:
Class A	2,667	1,853	57	334
Class C	197	81	6	17
Class I	25,628	7,109	216	1,024
Class R2	60	47	—	16
Class R3	71	18	—	47
Class R4	1	6	—	8
Class R5	86	1	—	—
Custodian and accounting fees	786	417	95	52
Interest expense to affiliates	66	80	—	—
Professional fees	138	97	63	39
Trustees’ and Chief Compliance Officer’s fees	87	45	14	16
Printing and mailing costs	954	399	16	72
Registration and filing fees	681	351	52	40
Transfer agency fees (See Note 2.K.)	277	145	5	33
Other	436	290	5	11
Total expenses	107,887	49,735	1,626	5,514
Less fees waived	(10,911)	(7,366)	(412)	(1,392)
Less expense reimbursements	—	—	—	— (a)
Net expenses	96,976	42,369	1,214	4,122
Net investment income (loss)	916,453	488,642	12,850	27,017

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

294	J.P. Morgan Income Funds	August 31, 2024

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund	JPMorgan Government Bond Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(83,186)	$(97,604)	$(1,590)	$(318)
Investments in affiliates	(147)	(296)	—	—
Futures contracts	153,298	100,253	—	—
Foreign currency transactions	—	(8)	—	—
Forward foreign currency exchange contracts	—	188	—	—
Swaps	—	(5,735)	(22)	—
Net realized gain (loss)	69,965	(3,202)	(1,612)	(318)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,332,998	660,382	92	59,332
Investments in affiliates	247	391	—	—
Futures contracts	(26,093)	(48,234)	—	—
Foreign currency translations	—	(65)	—	—
Forward foreign currency exchange contracts	—	(699)	—	—
Swaps	—	4,376	97	—
Change in net unrealized appreciation/depreciation	1,307,152	616,151	189	59,332
Net realized/unrealized gains (losses)	1,377,117	612,949	(1,423)	59,014
Change in net assets resulting from operations	$2,293,570	$1,101,591	$11,427	$86,031
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	295

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2024 (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan High Yield Fund	JPMorgan Income Fund	JPMorgan Mortgage-Backed Securities Fund	JPMorgan Short Duration Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$185,351	$285,966	$103,965	$176,813
Interest income from affiliates	12	17	5	3
Dividend income from non-affiliates	1,070	2,174	—	—
Dividend income from affiliates	5,686	5,774	13,819	6,366
Total investment income	192,119	293,931	117,789	183,182
EXPENSES:
Investment advisory fees	12,963	14,208	6,880	9,133
Administration fees	1,944	3,552	2,064	3,114
Distribution fees:
Class A	572	662	133	822
Class C	155	2,004	36	117
Class R2	7	—	—	—
Class R3	— (a)	—	—	—
Service fees:
Class A	572	662	133	822
Class C	52	668	12	39
Class I	1,076	7,657	3,598	2,220
Class R2	4	—	—	—
Class R3	— (a)	—	—	—
Class R4	— (a)	—	—	—
Class R5	2	—	—	—
Custodian and accounting fees	114	291	157	180
Interest expense to affiliates	— (a)	31	26	2
Professional fees	70	80	51	53
Trustees’ and Chief Compliance Officer’s fees	21	27	22	27
Printing and mailing costs	143	191	112	114
Registration and filing fees	121	53	108	45
Transfer agency fees (See Note 2.K.)	48	55	29	45
Other	26	50	39	63
Total expenses	17,890	30,191	13,400	16,796
Less fees waived	(3,360)	(8,716)	(4,586)	(3,724)
Less expense reimbursements	(14)	—	—	—
Net expenses	14,516	21,475	8,814	13,072
Net investment income (loss)	177,603	272,456	108,975	170,110

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

296	J.P. Morgan Income Funds	August 31, 2024

	JPMorgan High Yield Fund	JPMorgan Income Fund	JPMorgan Mortgage-Backed Securities Fund	JPMorgan Short Duration Bond Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(29,058)	$(39,695)	$8,794	$(5,703)
Investments in affiliates	—	34	(165)	—
Futures contracts	—	(2,013)	6,198	(15,521)
Forward foreign currency exchange contracts	—	(9,912)	—	—
Swaps	(179)	(36,036)	—	—
Net realized gain (loss)	(29,237)	(87,622)	14,827	(21,224)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	157,757	278,928	174,170	159,297
Investments in affiliates	—	68	130	—
Futures contracts	—	6,849	(2,002)	5,617
Foreign currency translations	15	—	—	—
Forward foreign currency exchange contracts	—	1,402	—	—
Swaps	790	25,268	—	—
Change in net unrealized appreciation/depreciation	158,562	312,515	172,298	164,914
Net realized/unrealized gains (losses)	129,325	224,893	187,125	143,690
Change in net assets resulting from operations	$306,928	$497,349	$296,100	$313,800
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	297

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2024 (Unaudited) (continued)
(Amounts in thousands)

JPMorgan Short Duration Core Plus Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$78,151
Interest income from affiliates	3
Dividend income from non-affiliates	2
Dividend income from affiliates	3,025
Total investment income	81,181
EXPENSES:
Investment advisory fees	4,732
Administration fees	1,420
Distribution fees:
Class A	533
Class C	141
Service fees:
Class A	533
Class C	47
Class I	2,032
Custodian and accounting fees	94
Interest expense to non-affiliates	9
Interest expense to affiliates	4
Professional fees	63
Trustees’ and Chief Compliance Officer’s fees	19
Printing and mailing costs	68
Registration and filing fees	39
Transfer agency fees (See Note 2.K.)	20
Other	23
Total expenses	9,777
Less fees waived	(2,282)
Net expenses	7,495
Net investment income (loss)	73,686
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(8,421)
Investments in affiliates	(27)
Futures contracts	2,590
Swaps	(2,515)
Net realized gain (loss)	(8,373)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	95,758
Investments in affiliates	18
Futures contracts	709
Swaps	1,441
Change in net unrealized appreciation/depreciation	97,926
Net realized/unrealized gains (losses)	89,553
Change in net assets resulting from operations	$163,239
SEE NOTES TO FINANCIAL STATEMENTS.

298	J.P. Morgan Income Funds	August 31, 2024

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$916,453	$1,494,554	$488,642	$740,210
Net realized gain (loss)	69,965	(491,833)	(3,202)	(710,030)
Change in net unrealized appreciation/depreciation	1,307,152	333,454	616,151	619,555
Change in net assets resulting from operations	2,293,570	1,336,175	1,101,591	649,735
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(39,765)	(67,600)	(33,528)	(60,720)
Class C	(2,445)	(4,664)	(1,250)	(2,251)
Class I	(408,599)	(610,975)	(137,442)	(189,362)
Class R2	(819)	(1,412)	(783)	(1,306)
Class R3	(1,037)	(1,579)	(329)	(362)
Class R4	(15)	(13)	(106)	(214)
Class R5	(3,465)	(7,720)	(33)	(550)
Class R6	(473,834)	(797,034)	(315,163)	(486,549)
Total distributions to shareholders	(929,979)	(1,490,997)	(488,634)	(741,314)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,602,746	9,573,805	1,522,454	2,971,279
NET ASSETS:
Change in net assets	2,966,337	9,418,983	2,135,411	2,879,700
Beginning of period	44,532,081	35,113,098	19,251,791	16,372,091
End of period	$47,498,418	$44,532,081	$21,387,202	$19,251,791
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	299

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$12,850	$22,950	$27,017	$49,433
Net realized gain (loss)	(1,612)	(4,850)	(318)	(5,158)
Change in net unrealized appreciation/depreciation	189	5,998	59,332	(3,380)
Change in net assets resulting from operations	11,427	24,098	86,031	40,895
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,738)	(3,584)	(3,521)	(6,736)
Class C	(170)	(395)	(146)	(332)
Class I	(6,776)	(13,917)	(11,983)	(21,918)
Class R2	—	—	(142)	(283)
Class R3	—	—	(483)	(661)
Class R4	—	—	(88)	(182)
Class R6	(4,167)	(5,160)	(11,097)	(19,231)
Total distributions to shareholders	(12,851)	(23,056)	(27,460)	(49,343)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	27,574	(8,815)	107,088	11,746
NET ASSETS:
Change in net assets	26,150	(7,773)	165,659	3,298
Beginning of period	304,894	312,667	1,812,683	1,809,385
End of period	$331,044	$304,894	$1,978,342	$1,812,683
SEE NOTES TO FINANCIAL STATEMENTS.

300	J.P. Morgan Income Funds	August 31, 2024

	JPMorgan High Yield Fund		JPMorgan Income Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$177,603	$314,198	$272,456	$499,151
Net realized gain (loss)	(29,237)	(79,356)	(87,622)	(418,192)
Change in net unrealized appreciation/depreciation	158,562	195,930	312,515	501,154
Change in net assets resulting from operations	306,928	430,772	497,349	582,113
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(15,609)	(26,622)	(14,695)	(25,992)
Class C	(1,333)	(1,886)	(13,329)	(26,139)
Class I	(30,420)	(48,169)	(177,533)	(309,419)
Class R2	(95)	(179)	—	—
Class R3	(11)	(16)	—	—
Class R4	(3)	(5)	—	—
Class R5	(140)	(265)	—	—
Class R6	(137,018)	(241,004)	(66,185)	(138,725)
Total distributions to shareholders	(184,629)	(318,146)	(271,742)	(500,275)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	555,666	186,712	418,533	(921,223)
NET ASSETS:
Change in net assets	677,965	299,338	644,140	(839,385)
Beginning of period	4,838,049	4,538,711	9,246,588	10,085,973
End of period	$5,516,014	$4,838,049	$9,890,728	$9,246,588
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	301

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Mortgage-Backed Securities Fund		JPMorgan Short Duration Bond Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$108,975	$151,627	$170,110	$218,735
Net realized gain (loss)	14,827	(34,199)	(21,224)	(78,908)
Change in net unrealized appreciation/depreciation	172,298	28,585	164,914	191,834
Change in net assets resulting from operations	296,100	146,013	313,800	331,661
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,908)	(3,420)	(12,649)	(18,554)
Class C	(152)	(274)	(514)	(704)
Class I	(57,634)	(62,549)	(36,340)	(47,344)
Class R6	(51,931)	(83,926)	(122,453)	(150,917)
Total distributions to shareholders	(111,625)	(150,169)	(171,956)	(217,519)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	541,739	1,217,048	1,433,204	356,362
NET ASSETS:
Change in net assets	726,214	1,212,892	1,575,048	470,504
Beginning of period	5,121,374	3,908,482	7,564,920	7,094,416
End of period	$5,847,588	$5,121,374	$9,139,968	$7,564,920
SEE NOTES TO FINANCIAL STATEMENTS.

302	J.P. Morgan Income Funds	August 31, 2024

	JPMorgan Short Duration Core Plus Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$73,686	$135,303
Net realized gain (loss)	(8,373)	(115,826)
Change in net unrealized appreciation/depreciation	97,926	187,698
Change in net assets resulting from operations	163,239	207,175
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(8,028)	(11,750)
Class C	(623)	(810)
Class I	(32,195)	(65,557)
Class R6	(34,237)	(59,698)
Total distributions to shareholders	(75,083)	(137,815)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	14,259	(813,708)
NET ASSETS:
Change in net assets	102,415	(744,348)
Beginning of period	3,743,617	4,487,965
End of period	$3,846,032	$3,743,617
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	303

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$249,142	$622,530	$190,126	$449,976
Distributions reinvested	38,896	65,903	32,713	59,485
Cost of shares redeemed	(233,203)	(446,409)	(142,197)	(277,515)
Redemptions in-kind (See Note 8)	—	—	—	(511,583)
Change in net assets resulting from Class A capital transactions	54,835	242,024	80,642	(279,637)
Class C
Proceeds from shares issued	21,256	67,385	15,157	24,231
Distributions reinvested	2,399	4,589	1,244	2,243
Cost of shares redeemed	(27,964)	(80,477)	(15,045)	(35,113)
Change in net assets resulting from Class C capital transactions	(4,309)	(8,503)	1,356	(8,639)
Class I
Proceeds from shares issued	3,629,533	11,401,886	1,359,521	2,967,555
Distributions reinvested	393,357	582,843	126,148	170,360
Cost of shares redeemed	(2,906,677)	(5,236,258)	(749,068)	(1,828,636)
Change in net assets resulting from Class I capital transactions	1,116,213	6,748,471	736,601	1,309,279
Class R2
Proceeds from shares issued	6,176	13,280	5,042	5,855
Distributions reinvested	816	1,407	782	1,302
Cost of shares redeemed	(4,151)	(16,263)	(2,560)	(7,956)
Change in net assets resulting from Class R2 capital transactions	2,841	(1,576)	3,264	(799)
Class R3
Proceeds from shares issued	9,191	26,552	7,465	9,984
Distributions reinvested	546	878	288	314
Cost of shares redeemed	(13,124)	(9,131)	(2,619)	(2,650)
Change in net assets resulting from Class R3 capital transactions	(3,387)	18,299	5,134	7,648
Class R4
Proceeds from shares issued	413	250	1,934	2,024
Distributions reinvested	15	13	106	214
Cost of shares redeemed	(15)	(208)	(594)	(3,423)
Change in net assets resulting from Class R4 capital transactions	413	55	1,446	(1,185)
SEE NOTES TO FINANCIAL STATEMENTS.

304	J.P. Morgan Income Funds	August 31, 2024

	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$55,664	$71,624	$1,102	$2,118
Distributions reinvested	2,017	5,415	33	550
Cost of shares redeemed	(64,468)	(88,170)	(227)	(15,580)
Change in net assets resulting from Class R5 capital transactions	(6,787)	(11,131)	908	(12,912)
Class R6
Proceeds from shares issued	2,050,469	7,123,023	1,359,458	3,441,417
Distributions reinvested	459,653	773,608	307,547	474,997
Cost of shares redeemed	(2,067,195)	(5,310,465)	(973,902)	(1,958,890)
Change in net assets resulting from Class R6 capital transactions	442,927	2,586,166	693,103	1,957,524
Total change in net assets resulting from capital transactions	$1,602,746	$9,573,805	$1,522,454	$2,971,279
SHARE TRANSACTIONS:
Class A
Issued	24,459	61,371	26,476	63,178
Reinvested	3,837	6,527	4,577	8,362
Redeemed	(22,943)	(44,183)	(19,850)	(39,045)
Redemptions in-kind (See Note 8)	—	—	—	(71,751)
Change in Class A Shares	5,353	23,715	11,203	(39,256)
Class C
Issued	2,060	6,575	2,087	3,374
Reinvested	235	450	173	313
Redeemed	(2,727)	(7,958)	(2,086)	(4,945)
Change in Class C Shares	(432)	(933)	174	(1,258)
Class I
Issued	357,080	1,131,144	189,475	417,606
Reinvested	38,825	57,813	17,665	24,003
Redeemed	(286,007)	(519,935)	(104,623)	(258,588)
Change in Class I Shares	109,898	669,022	102,517	183,021
Class R2
Issued	609	1,313	704	818
Reinvested	81	140	109	183
Redeemed	(409)	(1,609)	(356)	(1,114)
Change in Class R2 Shares	281	(156)	457	(113)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	305

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
SHARE TRANSACTIONS: (continued)
Class R3
Issued	910	2,648	1,018	1,401
Reinvested	54	87	40	44
Redeemed	(1,300)	(905)	(365)	(373)
Change in Class R3 Shares	(336)	1,830	693	1,072
Class R4
Issued	41	25	269	288
Reinvested	1	1	15	30
Redeemed	(1)	(21)	(83)	(499)
Change in Class R4 Shares	41	5	201	(181)
Class R5
Issued	5,415	7,158	154	296
Reinvested	199	537	5	78
Redeemed	(6,395)	(8,756)	(32)	(2,169)
Change in Class R5 Shares	(781)	(1,061)	127	(1,795)
Class R6
Issued	201,400	702,069	190,054	480,457
Reinvested	45,301	76,553	43,021	66,853
Redeemed	(203,019)	(525,906)	(135,896)	(275,419)
Change in Class R6 Shares	43,682	252,716	97,179	271,891
SEE NOTES TO FINANCIAL STATEMENTS.

306	J.P. Morgan Income Funds	August 31, 2024

	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$8,809	$24,800	$25,087	$62,431
Distributions reinvested	1,723	3,581	2,530	4,879
Cost of shares redeemed	(10,360)	(32,850)	(38,073)	(103,892)
Change in net assets resulting from Class A capital transactions	172	(4,469)	(10,456)	(36,582)
Class C
Proceeds from shares issued	1,582	1,039	1,238	3,006
Distributions reinvested	170	395	140	315
Cost of shares redeemed	(1,249)	(3,700)	(3,515)	(6,654)
Change in net assets resulting from Class C capital transactions	503	(2,266)	(2,137)	(3,333)
Class I
Proceeds from shares issued	24,288	44,757	201,395	381,497
Distributions reinvested	6,693	13,380	10,451	18,895
Cost of shares redeemed	(19,192)	(107,943)	(116,389)	(396,944)
Change in net assets resulting from Class I capital transactions	11,789	(49,806)	95,457	3,448
Class R2
Proceeds from shares issued	—	—	1,495	4,336
Distributions reinvested	—	—	137	274
Cost of shares redeemed	—	—	(3,867)	(4,693)
Change in net assets resulting from Class R2 capital transactions	—	—	(2,235)	(83)
Class R3
Proceeds from shares issued	—	—	6,578	24,037
Distributions reinvested	—	—	88	173
Cost of shares redeemed	—	—	(6,002)	(10,284)
Change in net assets resulting from Class R3 capital transactions	—	—	664	13,926
Class R4
Proceeds from shares issued	—	—	698	1,510
Distributions reinvested	—	—	88	182
Cost of shares redeemed	—	—	(1,008)	(4,272)
Change in net assets resulting from Class R4 capital transactions	—	—	(222)	(2,580)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	307

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$17,105	$81,796	$129,317	$220,127
Distributions reinvested	4,166	5,160	8,928	15,728
Cost of shares redeemed	(6,161)	(39,230)	(112,228)	(198,905)
Change in net assets resulting from Class R6 capital transactions	15,110	47,726	26,017	36,950
Total change in net assets resulting from capital transactions	$27,574	$(8,815)	$107,088	$11,746
SHARE TRANSACTIONS:
Class A
Issued	1,031	2,932	2,652	6,653
Reinvested	202	424	269	521
Redeemed	(1,212)	(3,873)	(4,029)	(11,078)
Change in Class A Shares	21	(517)	(1,108)	(3,904)
Class C
Issued	186	123	130	318
Reinvested	20	47	15	34
Redeemed	(147)	(438)	(374)	(717)
Change in Class C Shares	59	(268)	(229)	(365)
Class I
Issued	2,840	5,268	21,349	40,597
Reinvested	786	1,583	1,110	2,018
Redeemed	(2,247)	(12,767)	(12,336)	(42,346)
Change in Class I Shares	1,379	(5,916)	10,123	269
Class R2
Issued	—	—	158	461
Reinvested	—	—	15	29
Redeemed	—	—	(413)	(500)
Change in Class R2 Shares	—	—	(240)	(10)
Class R3
Issued	—	—	701	2,649
Reinvested	—	—	9	19
Redeemed	—	—	(639)	(1,100)
Change in Class R3 Shares	—	—	71	1,568
Class R4
Issued	—	—	75	162
Reinvested	—	—	9	19
Redeemed	—	—	(107)	(452)
Change in Class R4 Shares	—	—	(23)	(271)
SEE NOTES TO FINANCIAL STATEMENTS.

308	J.P. Morgan Income Funds	August 31, 2024

	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
SHARE TRANSACTIONS: (continued)
Class R6
Issued	1,999	9,602	13,732	23,402
Reinvested	489	610	950	1,680
Redeemed	(723)	(4,615)	(11,913)	(21,225)
Change in Class R6 Shares	1,765	5,597	2,769	3,857
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	309

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan High Yield Fund		JPMorgan Income Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$98,757	$209,839	$83,081	$130,784
Distributions reinvested	15,413	26,262	14,509	25,560
Cost of shares redeemed	(92,965)	(209,727)	(69,587)	(155,531)
Change in net assets resulting from Class A capital transactions	21,205	26,374	28,003	813
Class C
Proceeds from shares issued	19,158	18,089	49,454	81,984
Distributions reinvested	1,318	1,845	13,203	25,846
Cost of shares redeemed	(5,856)	(15,231)	(74,885)	(194,689)
Change in net assets resulting from Class C capital transactions	14,620	4,703	(12,228)	(86,859)
Class I
Proceeds from shares issued	231,467	638,667	1,020,761	2,651,736
Distributions reinvested	29,867	47,130	170,832	299,659
Cost of shares redeemed	(212,272)	(579,635)	(983,454)	(2,677,845)
Change in net assets resulting from Class I capital transactions	49,062	106,162	208,139	273,550
Class R2
Proceeds from shares issued	711	516	—	—
Distributions reinvested	95	178	—	—
Cost of shares redeemed	(877)	(1,169)	—	—
Change in net assets resulting from Class R2 capital transactions	(71)	(475)	—	—
Class R3
Proceeds from shares issued	14	205	—	—
Distributions reinvested	11	16	—	—
Cost of shares redeemed	(52)	(103)	—	—
Change in net assets resulting from Class R3 capital transactions	(27)	118	—	—
Class R4
Proceeds from shares issued	2	13	—	—
Distributions reinvested	3	5	—	—
Cost of shares redeemed	— (a)	(5)	—	—
Change in net assets resulting from Class R4 capital transactions	5	13	—	—

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

310	J.P. Morgan Income Funds	August 31, 2024

	JPMorgan High Yield Fund		JPMorgan Income Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$829	$793	$—	$—
Distributions reinvested	118	237	—	—
Cost of shares redeemed	(589)	(1,427)	—	—
Change in net assets resulting from Class R5 capital transactions	358	(397)	—	—
Class R6
Proceeds from shares issued	572,649	1,206,455	328,892	711,853
Distributions reinvested	136,230	239,299	65,625	137,323
Cost of shares redeemed	(238,365)	(1,395,540)	(199,898)	(1,957,903)
Change in net assets resulting from Class R6 capital transactions	470,514	50,214	194,619	(1,108,727)
Total change in net assets resulting from capital transactions	$555,666	$186,712	$418,533	$(921,223)
SHARE TRANSACTIONS:
Class A
Issued	15,541	33,951	9,869	15,912
Reinvested	2,431	4,260	1,723	3,108
Redeemed	(14,622)	(33,898)	(8,277)	(18,941)
Change in Class A Shares	3,350	4,313	3,315	79
Class C
Issued	2,991	2,906	5,859	9,944
Reinvested	207	298	1,567	3,141
Redeemed	(917)	(2,466)	(8,907)	(23,737)
Change in Class C Shares	2,281	738	(1,481)	(10,652)
Class I
Issued	36,222	102,974	121,425	323,611
Reinvested	4,675	7,582	20,309	36,477
Redeemed	(33,115)	(93,800)	(117,140)	(326,885)
Change in Class I Shares	7,782	16,756	24,594	33,203
Class R2
Issued	112	84	—	—
Reinvested	15	29	—	—
Redeemed	(138)	(190)	—	—
Change in Class R2 Shares	(11)	(77)	—	—
Class R3
Issued	2	33	—	—
Reinvested	2	2	—	—
Redeemed	(8)	(16)	—	—
Change in Class R3 Shares	(4)	19	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	311

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan High Yield Fund		JPMorgan Income Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
SHARE TRANSACTIONS: (continued)
Class R4
Issued	— (a)	2	—	—
Reinvested	— (a)	1	—	—
Redeemed	— (a)	(1)	—	—
Change in Class R4 Shares	— (a)	2	—	—
Class R5
Issued	128	128	—	—
Reinvested	18	38	—	—
Redeemed	(92)	(227)	—	—
Change in Class R5 Shares	54	(61)	—	—
Class R6
Issued	89,187	193,277	39,131	86,537
Reinvested	21,288	38,489	7,800	16,722
Redeemed	(37,200)	(223,854)	(23,809)	(238,637)
Change in Class R6 Shares	73,275	7,912	23,122	(135,378)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

312	J.P. Morgan Income Funds	August 31, 2024

	JPMorgan Mortgage-Backed Securities Fund		JPMorgan Short Duration Bond Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$14,418	$21,590	$186,867	$353,973
Distributions reinvested	1,843	3,352	12,543	18,381
Cost of shares redeemed	(16,599)	(35,226)	(174,907)	(386,298)
Change in net assets resulting from Class A capital transactions	(338)	(10,284)	24,503	(13,944)
Class C
Proceeds from shares issued	334	2,107	7,469	19,052
Distributions reinvested	141	262	514	704
Cost of shares redeemed	(1,195)	(3,001)	(7,949)	(14,209)
Change in net assets resulting from Class C capital transactions	(720)	(632)	34	5,547
Class I
Proceeds from shares issued	854,842	1,457,769	453,651	811,595
Distributions reinvested	43,686	57,542	35,402	45,819
Cost of shares redeemed	(386,317)	(748,677)	(326,208)	(764,220)
Change in net assets resulting from Class I capital transactions	512,211	766,634	162,845	93,194
Class R6
Proceeds from shares issued	403,034	1,054,193	2,082,749	3,008,215
Distributions reinvested	48,287	78,391	121,183	145,590
Cost of shares redeemed	(420,735)	(671,254)	(958,110)	(2,882,240)
Change in net assets resulting from Class R6 capital transactions	30,586	461,330	1,245,822	271,565
Total change in net assets resulting from capital transactions	$541,739	$1,217,048	$1,433,204	$356,362
SHARE TRANSACTIONS:
Class A
Issued	1,382	2,108	17,432	33,514
Reinvested	178	327	1,173	1,742
Redeemed	(1,593)	(3,431)	(16,323)	(36,585)
Change in Class A Shares	(33)	(996)	2,282	(1,329)
Class C
Issued	33	211	690	1,793
Reinvested	14	26	48	66
Redeemed	(119)	(301)	(737)	(1,337)
Change in Class C Shares	(72)	(64)	1	522
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	313

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Mortgage-Backed Securities Fund		JPMorgan Short Duration Bond Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
SHARE TRANSACTIONS: (continued)
Class I
Issued	84,825	145,943	42,279	76,389
Reinvested	4,347	5,781	3,306	4,336
Redeemed	(38,382)	(75,293)	(30,429)	(72,315)
Change in Class I Shares	50,790	76,431	15,156	8,410
Class R6
Issued	40,014	104,806	194,138	283,472
Reinvested	4,807	7,883	11,312	13,778
Redeemed	(42,129)	(67,604)	(89,331)	(272,495)
Change in Class R6 Shares	2,692	45,085	116,119	24,755
SEE NOTES TO FINANCIAL STATEMENTS.

314	J.P. Morgan Income Funds	August 31, 2024

	JPMorgan Short Duration Core Plus Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$126,747	$170,840
Distributions reinvested	8,021	11,740
Cost of shares redeemed	(65,522)	(172,267)
Change in net assets resulting from Class A capital transactions	69,246	10,313
Class C
Proceeds from shares issued	15,991	15,690
Distributions reinvested	621	806
Cost of shares redeemed	(5,607)	(15,912)
Change in net assets resulting from Class C capital transactions	11,005	584
Class I
Proceeds from shares issued	196,838	435,821
Distributions reinvested	31,528	63,075
Cost of shares redeemed	(305,578)	(1,054,123)
Change in net assets resulting from Class I capital transactions	(77,212)	(555,227)
Class R6
Proceeds from shares issued	81,493	224,451
Distributions reinvested	34,107	59,484
Cost of shares redeemed	(104,380)	(553,313)
Change in net assets resulting from Class R6 capital transactions	11,220	(269,378)
Total change in net assets resulting from capital transactions	$14,259	$(813,708)
SHARE TRANSACTIONS:
Class A
Issued	13,816	18,978
Reinvested	876	1,306
Redeemed	(7,146)	(19,135)
Change in Class A Shares	7,546	1,149
Class C
Issued	1,747	1,746
Reinvested	68	90
Redeemed	(613)	(1,776)
Change in Class C Shares	1,202	60
Class I
Issued	21,446	48,443
Reinvested	3,445	7,022
Redeemed	(33,383)	(117,359)
Change in Class I Shares	(8,492)	(61,894)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	315

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Short Duration Core Plus Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
SHARE TRANSACTIONS: (continued)
Class R6
Issued	8,899	25,032
Reinvested	3,727	6,621
Redeemed	(11,387)	(61,464)
Change in Class R6 Shares	1,239	(29,811)
SEE NOTES TO FINANCIAL STATEMENTS.

316	J.P. Morgan Income Funds	August 31, 2024

THIS PAGE IS INTENTIONALLY LEFT BLANK

317

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Bond Fund
Class A
Six Months Ended August 31, 2024 (Unaudited)	$10.12	$0.19	$0.30	$0.49	$(0.19)	$—	$(0.19)
Year Ended February 29, 2024	10.16	0.35	(0.05)	0.30	(0.34)	—	(0.34)
Year Ended February 28, 2023	11.46	0.26	(1.30)	(1.04)	(0.26)	— (f)	(0.26)
Year Ended February 28, 2022	12.03	0.21	(0.48)	(0.27)	(0.21)	(0.09)	(0.30)
Year Ended February 28, 2021	12.27	0.25	(0.04)	0.21	(0.25)	(0.20)	(0.45)
Year Ended February 29, 2020	11.33	0.29	1.00	1.29	(0.29)	(0.06)	(0.35)
Class C
Six Months Ended August 31, 2024 (Unaudited)	10.21	0.16	0.30	0.46	(0.16)	—	(0.16)
Year Ended February 29, 2024	10.25	0.29	(0.05)	0.24	(0.28)	—	(0.28)
Year Ended February 28, 2023	11.55	0.20	(1.30)	(1.10)	(0.20)	— (f)	(0.20)
Year Ended February 28, 2022	12.13	0.14	(0.49)	(0.35)	(0.14)	(0.09)	(0.23)
Year Ended February 28, 2021	12.35	0.18	(0.02)	0.16	(0.18)	(0.20)	(0.38)
Year Ended February 29, 2020	11.40	0.23	1.00	1.23	(0.22)	(0.06)	(0.28)
Class I
Six Months Ended August 31, 2024 (Unaudited)	10.11	0.20	0.30	0.50	(0.20)	—	(0.20)
Year Ended February 29, 2024	10.15	0.37	(0.04)	0.33	(0.37)	—	(0.37)
Year Ended February 28, 2023	11.45	0.29	(1.30)	(1.01)	(0.29)	— (f)	(0.29)
Year Ended February 28, 2022	12.03	0.24	(0.49)	(0.25)	(0.24)	(0.09)	(0.33)
Year Ended February 28, 2021	12.26	0.28	(0.03)	0.25	(0.28)	(0.20)	(0.48)
Year Ended February 29, 2020	11.32	0.32	1.00	1.32	(0.32)	(0.06)	(0.38)
Class R2
Six Months Ended August 31, 2024 (Unaudited)	10.11	0.17	0.30	0.47	(0.17)	—	(0.17)
Year Ended February 29, 2024	10.15	0.31	(0.04)	0.27	(0.31)	—	(0.31)
Year Ended February 28, 2023	11.44	0.23	(1.29)	(1.06)	(0.23)	— (f)	(0.23)
Year Ended February 28, 2022	12.02	0.17	(0.49)	(0.32)	(0.17)	(0.09)	(0.26)
Year Ended February 28, 2021	12.25	0.21	(0.03)	0.18	(0.21)	(0.20)	(0.41)
Year Ended February 29, 2020	11.31	0.25	1.00	1.25	(0.25)	(0.06)	(0.31)
Class R3
Six Months Ended August 31, 2024 (Unaudited)	10.08	0.18	0.31	0.49	(0.19)	—	(0.19)
Year Ended February 29, 2024	10.13	0.34	(0.06)	0.28	(0.33)	—	(0.33)
Year Ended February 28, 2023	11.42	0.26	(1.30)	(1.04)	(0.25)	— (f)	(0.25)
Year Ended February 28, 2022	12.00	0.20	(0.49)	(0.29)	(0.20)	(0.09)	(0.29)
Year Ended February 28, 2021	12.23	0.24	(0.03)	0.21	(0.24)	(0.20)	(0.44)
Year Ended February 29, 2020	11.30	0.28	0.99	1.27	(0.28)	(0.06)	(0.34)
Class R4
Six Months Ended August 31, 2024 (Unaudited)	10.10	0.20	0.29	0.49	(0.20)	—	(0.20)
Year Ended February 29, 2024	10.14	0.36	(0.05)	0.31	(0.35)	—	(0.35)
Year Ended February 28, 2023	11.43	0.28	(1.29)	(1.01)	(0.28)	— (f)	(0.28)
Year Ended February 28, 2022	12.03	0.23	(0.49)	(0.26)	(0.25)	(0.09)	(0.34)
Year Ended February 28, 2021	12.24	0.26	(0.02)	0.24	(0.25)	(0.20)	(0.45)
Year Ended February 29, 2020	11.30	0.31	1.00	1.31	(0.31)	(0.06)	(0.37)
SEE NOTES TO FINANCIAL STATEMENTS.

318	J.P. Morgan Income Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$10.42	4.92%	$2,208,033	0.74%	3.67%	0.83%	14%
10.12	3.04	2,090,147	0.74	3.42	0.84	14
10.16	(9.07)	1,857,712	0.75	2.52	0.84	46
11.46	(2.33)	2,117,080	0.74	1.74	0.84	59
12.03	1.71	2,392,155	0.74	2.03	0.84	74
12.27	11.55	2,252,691	0.75	2.49	0.86	29

10.51	4.56	160,849	1.32	3.09	1.33	14
10.21	2.40	160,593	1.34	2.82	1.34	14
10.25	(9.54)	170,735	1.33	1.91	1.34	46
11.55	(2.98)	226,530	1.33	1.15	1.34	59
12.13	1.24	345,556	1.33	1.45	1.34	74
12.35	10.88	463,544	1.35	1.90	1.36	29

10.41	5.05	21,312,072	0.49	3.92	0.58	14
10.11	3.30	19,585,998	0.49	3.69	0.59	14
10.15	(8.85)	12,873,707	0.50	2.79	0.59	46
11.45	(2.17)	11,845,794	0.49	1.99	0.59	59
12.03	2.05	12,061,904	0.49	2.28	0.59	74
12.26	11.83	9,781,487	0.50	2.74	0.60	29

10.41	4.74	50,111	1.08	3.33	1.09	14
10.11	2.68	45,828	1.10	3.06	1.10	14
10.15	(9.32)	47,603	1.09	2.16	1.10	46
11.44	(2.75)	68,174	1.09	1.39	1.10	59
12.02	1.44	80,889	1.09	1.69	1.10	74
12.25	11.18	88,227	1.10	2.14	1.11	29

10.38	4.89	54,377	0.82	3.58	0.83	14
10.08	2.86	56,197	0.83	3.35	0.84	14
10.13	(9.09)	37,906	0.84	2.50	0.84	46
11.42	(2.51)	22,547	0.84	1.64	0.84	59
12.00	1.70	22,605	0.83	1.92	0.85	74
12.23	11.38	15,807	0.85	2.38	0.86	29

10.39	4.91	821	0.58	3.84	0.59	14
10.10	3.09	385	0.62	3.55	0.63	14
10.14	(8.87)	336	0.59	2.62	0.59	46
11.43	(2.22)	646	0.58	1.90	0.59	59
12.03	1.96	427	0.57	2.13	0.59	74
12.24	11.72	1,403	0.60	2.66	0.61	29
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	319

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Bond Fund (continued)
Class R5
Six Months Ended August 31, 2024 (Unaudited)	$10.09	$0.20	$0.31	$0.51	$(0.21)	$—	$(0.21)
Year Ended February 29, 2024	10.14	0.38	(0.06)	0.32	(0.37)	—	(0.37)
Year Ended February 28, 2023	11.43	0.30	(1.29)	(0.99)	(0.30)	— (f)	(0.30)
Year Ended February 28, 2022	12.01	0.24	(0.48)	(0.24)	(0.25)	(0.09)	(0.34)
Year Ended February 28, 2021	12.24	0.29	(0.03)	0.26	(0.29)	(0.20)	(0.49)
Year Ended February 29, 2020	11.30	0.33	1.00	1.33	(0.33)	(0.06)	(0.39)
Class R6
Six Months Ended August 31, 2024 (Unaudited)	10.13	0.21	0.30	0.51	(0.21)	—	(0.21)
Year Ended February 29, 2024	10.17	0.39	(0.05)	0.34	(0.38)	—	(0.38)
Year Ended February 28, 2023	11.47	0.31	(1.30)	(0.99)	(0.31)	— (f)	(0.31)
Year Ended February 28, 2022	12.04	0.26	(0.48)	(0.22)	(0.26)	(0.09)	(0.35)
Year Ended February 28, 2021	12.27	0.30	(0.03)	0.27	(0.30)	(0.20)	(0.50)
Year Ended February 29, 2020	11.33	0.34	1.00	1.34	(0.34)	(0.06)	(0.40)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

320	J.P. Morgan Income Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$10.39	5.10%	$199,079	0.42%	3.98%	0.43%	14%
10.09	3.27	201,222	0.43	3.73	0.44	14
10.14	(8.72)	212,815	0.43	2.82	0.44	46
11.43	(2.11)	271,006	0.43	2.05	0.44	59
12.01	2.11	279,096	0.43	2.35	0.44	74
12.24	11.91	315,213	0.44	2.79	0.45	29

10.43	5.13	23,513,076	0.32	4.09	0.33	14
10.13	3.46	22,391,711	0.33	3.84	0.34	14
10.17	(8.68)	19,912,284	0.33	2.94	0.34	46
11.47	(1.92)	21,077,587	0.33	2.15	0.34	59
12.04	2.21	19,536,155	0.33	2.44	0.34	74
12.27	11.99	21,046,962	0.34	2.90	0.35	29
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	321

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Plus Bond Fund
Class A
Six Months Ended August 31, 2024 (Unaudited)	$7.12	$0.16	$0.22	$0.38	$(0.16)	$—	$(0.16)
Year Ended February 29, 2024	7.15	0.28	(0.03)	0.25	(0.28)	—	(0.28)
Year Ended February 28, 2023	8.14	0.23	(0.99)	(0.76)	(0.23)	—	(0.23)
Year Ended February 28, 2022	8.56	0.18	(0.35)	(0.17)	(0.19)	(0.06)	(0.25)
Year Ended February 28, 2021	8.71	0.21	(0.01)	0.20	(0.21)	(0.14)	(0.35)
Year Ended February 29, 2020	8.10	0.24	0.62	0.86	(0.25)	—	(0.25)
Class C
Six Months Ended August 31, 2024 (Unaudited)	7.18	0.14	0.22	0.36	(0.14)	—	(0.14)
Year Ended February 29, 2024	7.20	0.24	(0.02)	0.22	(0.24)	—	(0.24)
Year Ended February 28, 2023	8.19	0.18	(0.99)	(0.81)	(0.18)	—	(0.18)
Year Ended February 28, 2022	8.62	0.13	(0.37)	(0.24)	(0.13)	(0.06)	(0.19)
Year Ended February 28, 2021	8.77	0.15	(0.01)	0.14	(0.15)	(0.14)	(0.29)
Year Ended February 29, 2020	8.15	0.19	0.62	0.81	(0.19)	—	(0.19)
Class I
Six Months Ended August 31, 2024 (Unaudited)	7.12	0.17	0.21	0.38	(0.17)	—	(0.17)
Year Ended February 29, 2024	7.15	0.31	(0.04)	0.27	(0.30)	—	(0.30)
Year Ended February 28, 2023	8.13	0.25	(0.98)	(0.73)	(0.25)	—	(0.25)
Year Ended February 28, 2022	8.56	0.21	(0.37)	(0.16)	(0.21)	(0.06)	(0.27)
Year Ended February 28, 2021	8.71	0.23	(0.01)	0.22	(0.23)	(0.14)	(0.37)
Year Ended February 29, 2020	8.10	0.27	0.61	0.88	(0.27)	—	(0.27)
Class R2
Six Months Ended August 31, 2024 (Unaudited)	7.12	0.15	0.22	0.37	(0.15)	—	(0.15)
Year Ended February 29, 2024	7.15	0.26	(0.03)	0.23	(0.26)	—	(0.26)
Year Ended February 28, 2023	8.14	0.20	(0.99)	(0.79)	(0.20)	—	(0.20)
Year Ended February 28, 2022	8.56	0.15	(0.35)	(0.20)	(0.16)	(0.06)	(0.22)
Year Ended February 28, 2021	8.71	0.17	(0.01)	0.16	(0.17)	(0.14)	(0.31)
Year Ended February 29, 2020	8.10	0.21	0.61	0.82	(0.21)	—	(0.21)
Class R3
Six Months Ended August 31, 2024 (Unaudited)	7.11	0.16	0.21	0.37	(0.16)	—	(0.16)
Year Ended February 29, 2024	7.14	0.28	(0.04)	0.24	(0.27)	—	(0.27)
Year Ended February 28, 2023	8.13	0.21	(0.98)	(0.77)	(0.22)	—	(0.22)
Year Ended February 28, 2022	8.55	0.17	(0.35)	(0.18)	(0.18)	(0.06)	(0.24)
Year Ended February 28, 2021	8.70	0.19	— (f)	0.19	(0.20)	(0.14)	(0.34)
Year Ended February 29, 2020	8.09	0.23	0.62	0.85	(0.24)	—	(0.24)
Class R4
Six Months Ended August 31, 2024 (Unaudited)	7.11	0.17	0.21	0.38	(0.17)	—	(0.17)
Year Ended February 29, 2024	7.14	0.29	(0.03)	0.26	(0.29)	—	(0.29)
Year Ended February 28, 2023	8.13	0.24	(0.99)	(0.75)	(0.24)	—	(0.24)
Year Ended February 28, 2022	8.55	0.19	(0.35)	(0.16)	(0.20)	(0.06)	(0.26)
Year Ended February 28, 2021	8.70	0.22	(0.01)	0.21	(0.22)	(0.14)	(0.36)
Year Ended February 29, 2020	8.09	0.25	0.62	0.87	(0.26)	—	(0.26)
SEE NOTES TO FINANCIAL STATEMENTS.

322	J.P. Morgan Income Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$7.34	5.46%	$1,556,499	0.74%	4.52%	0.88%	47%
7.12	3.63	1,431,467	0.74	3.96	0.89	51
7.15	(9.41)	1,717,936	0.74	3.04	0.88	41
8.14	(2.08)	1,888,867	0.74	2.17	0.89	64
8.56	2.29	1,774,114	0.74	2.39	0.89	69
8.71	10.74	1,818,636	0.74	2.89	0.90	36

7.40	5.08	68,777	1.37	3.89	1.38	47
7.18	3.07	65,518	1.38	3.33	1.39	51
7.20	(9.94)	74,823	1.38	2.37	1.39	41
8.19	(2.82)	112,092	1.38	1.53	1.39	64
8.62	1.62	156,679	1.38	1.75	1.39	69
8.77	10.08	197,747	1.39	2.25	1.40	36

7.33	5.47	6,214,778	0.45	4.81	0.63	47
7.12	3.93	5,304,373	0.45	4.30	0.63	51
7.15	(9.04)	4,017,428	0.45	3.34	0.63	41
8.13	(1.92)	3,991,530	0.45	2.46	0.63	64
8.56	2.60	3,743,946	0.45	2.66	0.63	69
8.71	11.06	2,912,783	0.45	3.18	0.65	36

7.34	5.25	40,289	1.13	4.13	1.14	47
7.12	3.22	35,868	1.14	3.59	1.15	51
7.15	(9.77)	36,819	1.14	2.64	1.15	41
8.14	(2.47)	43,237	1.14	1.77	1.15	64
8.56	1.90	45,130	1.13	2.00	1.14	69
8.71	10.29	49,308	1.14	2.47	1.20	36

7.32	5.26	19,511	0.87	4.41	0.89	47
7.11	3.49	14,013	0.89	3.89	0.91	51
7.14	(9.55)	6,414	0.89	2.90	0.90	41
8.13	(2.23)	6,393	0.88	2.02	0.89	64
8.55	2.15	10,247	0.88	2.23	0.89	69
8.70	10.59	9,629	0.90	2.73	0.91	36

7.32	5.39	5,686	0.63	4.65	0.64	47
7.11	3.74	4,090	0.64	4.06	0.65	51
7.14	(9.32)	5,397	0.63	3.23	0.64	41
8.13	(1.98)	3,092	0.63	2.27	0.64	64
8.55	2.41	5,470	0.63	2.48	0.64	69
8.70	10.86	4,057	0.64	3.00	0.65	36
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	323

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Plus Bond Fund (continued)
Class R5
Six Months Ended August 31, 2024 (Unaudited)	$7.13	$0.17	$0.21	$0.38	$(0.17)	$—	$(0.17)
Year Ended February 29, 2024	7.15	0.30	(0.02)	0.28	(0.30)	—	(0.30)
Year Ended February 28, 2023	8.14	0.24	(0.98)	(0.74)	(0.25)	—	(0.25)
Year Ended February 28, 2022	8.56	0.21	(0.36)	(0.15)	(0.21)	(0.06)	(0.27)
Year Ended February 28, 2021	8.71	0.23	(0.01)	0.22	(0.23)	(0.14)	(0.37)
Year Ended February 29, 2020	8.10	0.27	0.61	0.88	(0.27)	—	(0.27)
Class R6
Six Months Ended August 31, 2024 (Unaudited)	7.13	0.18	0.21	0.39	(0.18)	—	(0.18)
Year Ended February 29, 2024	7.16	0.31	(0.03)	0.28	(0.31)	—	(0.31)
Year Ended February 28, 2023	8.14	0.25	(0.98)	(0.73)	(0.25)	—	(0.25)
Year Ended February 28, 2022	8.57	0.22	(0.37)	(0.15)	(0.22)	(0.06)	(0.28)
Year Ended February 28, 2021	8.72	0.24	(0.01)	0.23	(0.24)	(0.14)	(0.38)
Year Ended February 29, 2020	8.10	0.27	0.63	0.90	(0.28)	—	(0.28)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

324	J.P. Morgan Income Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$7.34	5.45%	$1,849	0.49%	4.81%	0.51%	47%
7.13	3.99	891	0.47	4.19	0.48	51
7.15	(9.17)	13,733	0.47	3.30	0.48	41
8.14	(1.82)	16,725	0.47	2.43	0.48	64
8.56	2.56	17,667	0.47	2.65	0.49	69
8.71	11.02	19,644	0.49	3.16	0.50	36

7.34	5.51	13,479,813	0.36	4.89	0.38	47
7.13	4.01	12,395,571	0.37	4.37	0.38	51
7.16	(8.95)	10,499,541	0.37	3.41	0.38	41
8.14	(1.84)	10,597,856	0.37	2.53	0.38	64
8.57	2.67	10,078,873	0.37	2.75	0.39	69
8.72	11.25	10,324,832	0.39	3.26	0.39	36
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	325

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Floating Rate Income Fund
Class A
Six Months Ended August 31, 2024(Unaudited)	$8.54	$0.33	$(0.03)	$0.30	$(0.33)	$8.51
Year Ended February 29, 2024	8.50	0.66	0.04	0.70	(0.66)	8.54
Year Ended February 28, 2023	8.85	0.46	(0.35)	0.11	(0.46)	8.50
Year Ended February 28, 2022	8.93	0.26	(0.06)	0.20	(0.28)	8.85
Year Ended February 28, 2021	8.93	0.32	(0.01)	0.31	(0.31)	8.93
Year Ended February 29, 2020	9.23	0.46	(0.32)	0.14	(0.44)	8.93
Class C
Six Months Ended August 31, 2024(Unaudited)	8.51	0.30	(0.04)	0.26	(0.30)	8.47
Year Ended February 29, 2024	8.47	0.61	0.05	0.66	(0.62)	8.51
Year Ended February 28, 2023	8.82	0.40	(0.33)	0.07	(0.42)	8.47
Year Ended February 28, 2022	8.90	0.22	(0.07)	0.15	(0.23)	8.82
Year Ended February 28, 2021	8.90	0.28	(0.01)	0.27	(0.27)	8.90
Year Ended February 29, 2020	9.20	0.40	(0.31)	0.09	(0.39)	8.90
Class I
Six Months Ended August 31, 2024(Unaudited)	8.54	0.34	(0.03)	0.31	(0.34)	8.51
Year Ended February 29, 2024	8.50	0.68	0.04	0.72	(0.68)	8.54
Year Ended February 28, 2023	8.85	0.46	(0.32)	0.14	(0.49)	8.50
Year Ended February 28, 2022	8.93	0.28	(0.06)	0.22	(0.30)	8.85
Year Ended February 28, 2021	8.93	0.34	(0.01)	0.33	(0.33)	8.93
Year Ended February 29, 2020	9.23	0.47	(0.31)	0.16	(0.46)	8.93
Class R6
Six Months Ended August 31, 2024(Unaudited)	8.54	0.34	(0.03)	0.31	(0.34)	8.51
Year Ended February 29, 2024	8.50	0.69	0.04	0.73	(0.69)	8.54
Year Ended February 28, 2023	8.85	0.41	(0.27)	0.14	(0.49)	8.50
Year Ended February 28, 2022	8.93	0.29	(0.07)	0.22	(0.30)	8.85
Year Ended February 28, 2021	8.93	0.35	(0.01)	0.34	(0.34)	8.93
Year Ended February 29, 2020	9.24	0.48	(0.32)	0.16	(0.47)	8.93

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

326	J.P. Morgan Income Funds	August 31, 2024

Ratios/Supplemental data
		Ratios to average net assets (a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

3.52%	$45,210	0.98%	7.63%	1.29%	20%
8.59	45,226	0.99	7.74	1.29	40
1.47	49,383	1.00	5.36	1.22	11
2.21	45,553	1.00	2.87	1.20	40
3.77	23,591	0.99	3.69	1.18	36
1.49	31,754	0.99	5.05	1.20	46

3.16	4,910	1.48	7.13	1.80	20
8.08	4,430	1.49	7.22	1.81	40
0.96	6,681	1.50	4.71	1.72	11
1.71	8,985	1.50	2.42	1.70	40
3.25	8,970	1.49	3.27	1.69	36
1.00	15,886	1.49	4.36	1.68	46

3.65	175,717	0.73	7.88	1.03	20
8.86	164,684	0.74	7.98	1.03	40
1.72	214,095	0.75	5.45	0.96	11
2.46	300,314	0.75	3.17	0.94	40
4.03	262,775	0.74	3.97	0.92	36
1.76	388,979	0.74	5.19	0.91	46

3.71	105,207	0.63	7.97	0.78	20
8.97	90,554	0.64	8.11	0.78	40
1.81	42,508	0.66	4.75	0.69	11
2.53	344,473	0.68	3.21	0.69	40
4.11	300,278	0.66	4.12	0.67	36
1.76	569,567	0.64	5.21	0.66	46
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	327

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Government Bond Fund
Class A
Six Months Ended August 31, 2024 (Unaudited)	$9.39	$0.12	$0.30	$0.42	$(0.13)	$—	$(0.13)
Year Ended February 29, 2024	9.43	0.23	(0.04)	0.19	(0.23)	—	(0.23)
Year Ended February 28, 2023	10.59	0.18	(1.16)	(0.98)	(0.18)	—	(0.18)
Year Ended February 28, 2022	11.05	0.13	(0.45)	(0.32)	(0.14)	—	(0.14)
Year Ended February 28, 2021	11.16	0.14	(0.09)	0.05	(0.14)	(0.02)	(0.16)
Year Ended February 29, 2020	10.32	0.23	0.84	1.07	(0.23)	—	(0.23)
Class C
Six Months Ended August 31, 2024 (Unaudited)	9.36	0.10	0.29	0.39	(0.10)	—	(0.10)
Year Ended February 29, 2024	9.40	0.18	(0.04)	0.14	(0.18)	—	(0.18)
Year Ended February 28, 2023	10.56	0.12	(1.16)	(1.04)	(0.12)	—	(0.12)
Year Ended February 28, 2022	11.01	0.07	(0.45)	(0.38)	(0.07)	—	(0.07)
Year Ended February 28, 2021	11.12	0.08	(0.09)	(0.01)	(0.08)	(0.02)	(0.10)
Year Ended February 29, 2020	10.29	0.16	0.83	0.99	(0.16)	—	(0.16)
Class I
Six Months Ended August 31, 2024 (Unaudited)	9.38	0.14	0.29	0.43	(0.14)	—	(0.14)
Year Ended February 29, 2024	9.42	0.25	(0.04)	0.21	(0.25)	—	(0.25)
Year Ended February 28, 2023	10.59	0.20	(1.17)	(0.97)	(0.20)	—	(0.20)
Year Ended February 28, 2022	11.04	0.16	(0.44)	(0.28)	(0.17)	—	(0.17)
Year Ended February 28, 2021	11.15	0.17	(0.09)	0.08	(0.17)	(0.02)	(0.19)
Year Ended February 29, 2020	10.32	0.25	0.83	1.08	(0.25)	—	(0.25)
Class R2
Six Months Ended August 31, 2024 (Unaudited)	9.38	0.11	0.29	0.40	(0.11)	—	(0.11)
Year Ended February 29, 2024	9.42	0.19	(0.04)	0.15	(0.19)	—	(0.19)
Year Ended February 28, 2023	10.58	0.14	(1.16)	(1.02)	(0.14)	—	(0.14)
Year Ended February 28, 2022	11.04	0.10	(0.46)	(0.36)	(0.10)	—	(0.10)
Year Ended February 28, 2021	11.15	0.11	(0.10)	0.01	(0.10)	(0.02)	(0.12)
Year Ended February 29, 2020	10.31	0.19	0.84	1.03	(0.19)	—	(0.19)
Class R3
Six Months Ended August 31, 2024 (Unaudited)	9.38	0.12	0.29	0.41	(0.12)	—	(0.12)
Year Ended February 29, 2024	9.42	0.21	(0.03)	0.18	(0.22)	—	(0.22)
Year Ended February 28, 2023	10.59	0.17	(1.17)	(1.00)	(0.17)	—	(0.17)
Year Ended February 28, 2022	11.04	0.12	(0.44)	(0.32)	(0.13)	—	(0.13)
Year Ended February 28, 2021	11.15	0.13	(0.09)	0.04	(0.13)	(0.02)	(0.15)
Year Ended February 29, 2020	10.32	0.21	0.84	1.05	(0.22)	—	(0.22)
Class R4
Six Months Ended August 31, 2024 (Unaudited)	9.38	0.13	0.29	0.42	(0.13)	—	(0.13)
Year Ended February 29, 2024	9.42	0.24	(0.04)	0.20	(0.24)	—	(0.24)
Year Ended February 28, 2023	10.58	0.19	(1.16)	(0.97)	(0.19)	—	(0.19)
Year Ended February 28, 2022	11.03	0.15	(0.45)	(0.30)	(0.15)	—	(0.15)
Year Ended February 28, 2021	11.15	0.16	(0.10)	0.06	(0.16)	(0.02)	(0.18)
Year Ended February 29, 2020	10.31	0.24	0.84	1.08	(0.24)	—	(0.24)
SEE NOTES TO FINANCIAL STATEMENTS.

328	J.P. Morgan Income Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$9.68	4.47%	$267,364	0.69%	2.62%	0.89%	5%
9.39	2.00	269,764	0.69	2.41	0.90	12
9.43	(9.29)	307,677	0.73	1.81	0.89	14
10.59	(2.95)	417,020	0.75	1.23	0.89	7
11.05	0.41	493,321	0.74	1.28	0.89	55
11.16	10.43	441,395	0.74	2.11	0.91	12

9.65	4.22	13,218	1.19	2.12	1.39	5
9.36	1.49	14,962	1.19	1.92	1.41	12
9.40	(9.85)	18,448	1.31	1.23	1.39	14
10.56	(3.47)	29,041	1.36	0.62	1.39	7
11.01	(0.18)	49,005	1.34	0.67	1.39	55
11.12	9.69	40,117	1.36	1.49	1.41	12

9.67	4.61	892,831	0.44	2.86	0.63	5
9.38	2.26	771,234	0.44	2.66	0.64	12
9.42	(9.15)	771,871	0.47	2.07	0.64	14
10.59	(2.60)	1,315,495	0.48	1.50	0.64	7
11.04	0.68	1,718,670	0.47	1.54	0.63	55
11.15	10.63	1,277,275	0.47	2.37	0.65	12

9.67	4.29	12,026	1.04	2.27	1.15	5
9.38	1.65	13,919	1.04	2.05	1.18	12
9.42	(9.62)	14,068	1.08	1.46	1.16	14
10.58	(3.30)	21,297	1.10	0.88	1.16	7
11.04	0.06	29,763	1.08	0.93	1.15	55
11.15	10.05	34,898	1.09	1.77	1.18	12

9.67	4.42	39,549	0.79	2.51	0.88	5
9.38	1.90	37,702	0.79	2.27	0.89	12
9.42	(9.48)	23,089	0.83	1.71	0.89	14
10.59	(2.96)	29,617	0.85	1.13	0.89	7
11.04	0.32	33,440	0.84	1.18	0.88	55
11.15	10.23	23,849	0.84	1.99	0.90	12

9.67	4.56	6,550	0.54	2.77	0.64	5
9.38	2.16	6,579	0.54	2.56	0.65	12
9.42	(9.16)	9,154	0.58	1.93	0.64	14
10.58	(2.72)	18,713	0.60	1.38	0.64	7
11.03	0.48	28,607	0.59	1.41	0.63	55
11.15	10.61	7,982	0.59	2.24	0.65	12
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	329

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Government Bond Fund (continued)
Class R6
Six Months Ended August 31, 2024 (Unaudited)	$9.38	$0.14	$0.29	$0.43	$(0.14)	$—	$(0.14)
Year Ended February 29, 2024	9.42	0.26	(0.04)	0.22	(0.26)	—	(0.26)
Year Ended February 28, 2023	10.58	0.22	(1.16)	(0.94)	(0.22)	—	(0.22)
Year Ended February 28, 2022	11.04	0.18	(0.46)	(0.28)	(0.18)	—	(0.18)
Year Ended February 28, 2021	11.15	0.19	(0.09)	0.10	(0.19)	(0.02)	(0.21)
Year Ended February 29, 2020	10.31	0.27	0.84	1.11	(0.27)	—	(0.27)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

330	J.P. Morgan Income Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$9.67	4.69%	$746,804	0.29%	3.02%	0.38%	5%
9.38	2.42	698,523	0.29	2.81	0.39	12
9.42	(8.93)	665,078	0.33	2.22	0.39	14
10.58	(2.56)	671,110	0.35	1.63	0.39	7
11.04	0.81	797,220	0.34	1.67	0.38	55
11.15	10.89	568,339	0.34	2.49	0.40	12
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	331

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan High Yield Fund
Class A
Six Months Ended August 31, 2024 (Unaudited)	$6.33	$0.21	$0.15	$0.36	$(0.22)	$6.47
Year Ended February 29, 2024	6.18	0.38	0.16	0.54	(0.39)	6.33
Year Ended February 28, 2023	6.95	0.35	(0.75)	(0.40)	(0.37)	6.18
Year Ended February 28, 2022	7.12	0.31	(0.15)	0.16	(0.33)	6.95
Year Ended February 28, 2021	7.07	0.30	0.06	0.36	(0.31)	7.12
Year Ended February 29, 2020	7.13	0.38	(0.05)	0.33	(0.39)	7.07
Class C
Six Months Ended August 31, 2024 (Unaudited)	6.35	0.19	0.15	0.34	(0.20)	6.49
Year Ended February 29, 2024	6.20	0.36	0.15	0.51	(0.36)	6.35
Year Ended February 28, 2023	6.97	0.32	(0.75)	(0.43)	(0.34)	6.20
Year Ended February 28, 2022	7.14	0.28	(0.16)	0.12	(0.29)	6.97
Year Ended February 28, 2021	7.09	0.27	0.06	0.33	(0.28)	7.14
Year Ended February 29, 2020	7.14	0.35	(0.05)	0.30	(0.35)	7.09
Class I
Six Months Ended August 31, 2024 (Unaudited)	6.38	0.22	0.15	0.37	(0.23)	6.52
Year Ended February 29, 2024	6.22	0.40	0.17	0.57	(0.41)	6.38
Year Ended February 28, 2023	6.99	0.36	(0.74)	(0.38)	(0.39)	6.22
Year Ended February 28, 2022	7.17	0.33	(0.16)	0.17	(0.35)	6.99
Year Ended February 28, 2021	7.12	0.32	0.06	0.38	(0.33)	7.17
Year Ended February 29, 2020	7.17	0.40	(0.04)	0.36	(0.41)	7.12
Class R2
Six Months Ended August 31, 2024 (Unaudited)	6.32	0.20	0.15	0.35	(0.21)	6.46
Year Ended February 29, 2024	6.17	0.36	0.16	0.52	(0.37)	6.32
Year Ended February 28, 2023	6.94	0.33	(0.75)	(0.42)	(0.35)	6.17
Year Ended February 28, 2022	7.11	0.29	(0.16)	0.13	(0.30)	6.94
Year Ended February 28, 2021	7.06	0.28	0.06	0.34	(0.29)	7.11
Year Ended February 29, 2020	7.12	0.36	(0.06)	0.30	(0.36)	7.06
Class R3
Six Months Ended August 31, 2024 (Unaudited)	6.38	0.21	0.16	0.37	(0.22)	6.53
Year Ended February 29, 2024	6.23	0.38	0.16	0.54	(0.39)	6.38
Year Ended February 28, 2023	7.00	0.35	(0.76)	(0.41)	(0.36)	6.23
Year Ended February 28, 2022	7.17	0.31	(0.16)	0.15	(0.32)	7.00
Year Ended February 28, 2021	7.12	0.29	0.07	0.36	(0.31)	7.17
Year Ended February 29, 2020	7.17	0.38	(0.05)	0.33	(0.38)	7.12
Class R4
Six Months Ended August 31, 2024 (Unaudited)	6.38	0.21	0.16	0.37	(0.22)	6.53
Year Ended February 29, 2024	6.23	0.40	0.15	0.55	(0.40)	6.38
Year Ended February 28, 2023	6.99	0.38	(0.76)	(0.38)	(0.38)	6.23
Year Ended February 28, 2022	7.17	0.32	(0.16)	0.16	(0.34)	6.99
Year Ended February 28, 2021	7.12	0.31	0.06	0.37	(0.32)	7.17
Year Ended February 29, 2020	7.17	0.39	(0.04)	0.35	(0.40)	7.12
SEE NOTES TO FINANCIAL STATEMENTS.

332	J.P. Morgan Income Funds	August 31, 2024

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

5.78%	$475,078	0.89%	6.51%	1.10%	11%
9.17	443,254	0.90	6.22	1.10	25
(5.70)	406,279	0.90	5.58	1.10	34
2.19	446,823	0.97	4.31	1.10	27
5.51	400,076	0.98	4.46	1.11	52
4.70	496,262	0.99	5.31	1.16	60

5.51	51,714	1.39	6.04	1.60	11
8.60	36,075	1.40	5.72	1.60	25
(6.16)	30,659	1.40	5.02	1.60	34
1.66	42,181	1.47	3.81	1.60	27
4.95	53,033	1.48	4.01	1.60	52
4.30	94,217	1.49	4.81	1.65	60

5.87	867,103	0.64	6.77	0.85	11
9.55	797,888	0.64	6.47	0.84	25
(5.44)	674,485	0.65	5.64	0.85	34
2.27	1,282,388	0.72	4.54	0.85	27
5.74	2,092,183	0.73	4.59	0.84	52
5.07	1,401,211	0.74	5.57	0.92	60

5.61	2,874	1.24	6.15	1.38	11
8.80	2,881	1.25	5.85	1.45	25
(6.04)	3,291	1.25	5.17	1.41	34
1.83	4,616	1.32	3.97	1.44	27
5.15	5,390	1.33	4.11	1.45	52
4.33	5,636	1.34	4.95	1.50	60

5.84	331	0.99	6.41	1.11	11
8.97	350	0.99	6.12	1.31	25
(5.75)	226	0.99	5.46	1.09	34
2.04	262	1.07	4.27	1.10	27
5.38	635	1.07	4.31	1.12	52
4.71	383	1.09	5.19	1.15	60

5.98	86	0.74	6.66	1.02	11
9.26	79	0.75	6.37	1.48	25
(5.38)	65	0.75	5.96	0.88	34
2.17	28	0.82	4.43	0.87	27
5.64	37	0.82	4.61	2.00	52
4.97	35	0.84	5.47	1.11	60
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	333

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan High Yield Fund (continued)
Class R5
Six Months Ended August 31, 2024 (Unaudited)	$6.40	$0.22	$0.16	$0.38	$(0.23)	$6.55
Year Ended February 29, 2024	6.25	0.41	0.15	0.56	(0.41)	6.40
Year Ended February 28, 2023	7.02	0.37	(0.75)	(0.38)	(0.39)	6.25
Year Ended February 28, 2022	7.19	0.34	(0.16)	0.18	(0.35)	7.02
Year Ended February 28, 2021	7.13	0.33	0.06	0.39	(0.33)	7.19
Year Ended February 29, 2020	7.18	0.41	(0.05)	0.36	(0.41)	7.13
Class R6
Six Months Ended August 31, 2024 (Unaudited)	6.38	0.22	0.16	0.38	(0.23)	6.53
Year Ended February 29, 2024	6.23	0.41	0.16	0.57	(0.42)	6.38
Year Ended February 28, 2023	7.00	0.38	(0.75)	(0.37)	(0.40)	6.23
Year Ended February 28, 2022	7.17	0.34	(0.15)	0.19	(0.36)	7.00
Year Ended February 28, 2021	7.12	0.33	0.06	0.39	(0.34)	7.17
Year Ended February 29, 2020	7.17	0.41	(0.04)	0.37	(0.42)	7.12

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

334	J.P. Morgan Income Funds	August 31, 2024

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

6.04%	$4,151	0.59%	6.81%	0.72%	11%
9.39	3,705	0.59	6.51	0.73	25
(5.36)	4,000	0.60	5.70	0.71	34
2.47	11,904	0.67	4.62	0.70	27
5.92	12,338	0.68	4.87	0.71	52
5.11	28,706	0.69	5.61	0.75	60

6.11	4,114,677	0.49	6.92	0.60	11
9.53	3,553,817	0.49	6.62	0.59	25
(5.28)	3,419,706	0.50	5.96	0.59	34
2.58	3,679,082	0.57	4.73	0.60	27
5.90	5,223,891	0.57	4.76	0.59	52
5.23	4,787,122	0.59	5.70	0.64	60
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	335

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Income Fund
Class A
Six Months Ended August 31, 2024 (Unaudited)	$8.34	$0.23	$0.20	$0.43	$(0.23)	$—	$(0.23)
Year Ended February 29, 2024	8.26	0.42	0.08	0.50	(0.42)	—	(0.42)
Year Ended February 28, 2023	9.17	0.37	(0.90)	(0.53)	(0.38)	—	(0.38)
Year Ended February 28, 2022	9.52	0.33	(0.33)	— (f)	(0.35)	—	(0.35)
Year Ended February 28, 2021	9.69	0.40	(0.14)	0.26	(0.42)	(0.01)	(0.43)
Year Ended February 29, 2020	9.32	0.45	0.38	0.83	(0.46)	— (f)	(0.46)
Class C
Six Months Ended August 31, 2024 (Unaudited)	8.35	0.21	0.20	0.41	(0.21)	—	(0.21)
Year Ended February 29, 2024	8.26	0.38	0.08	0.46	(0.37)	—	(0.37)
Year Ended February 28, 2023	9.17	0.32	(0.89)	(0.57)	(0.34)	—	(0.34)
Year Ended February 28, 2022	9.52	0.28	(0.34)	(0.06)	(0.29)	—	(0.29)
Year Ended February 28, 2021	9.69	0.34	(0.13)	0.21	(0.37)	(0.01)	(0.38)
Year Ended February 29, 2020	9.32	0.40	0.38	0.78	(0.41)	— (f)	(0.41)
Class I
Six Months Ended August 31, 2024 (Unaudited)	8.33	0.25	0.19	0.44	(0.24)	—	(0.24)
Year Ended February 29, 2024	8.25	0.44	0.08	0.52	(0.44)	—	(0.44)
Year Ended February 28, 2023	9.16	0.39	(0.89)	(0.50)	(0.41)	—	(0.41)
Year Ended February 28, 2022	9.51	0.36	(0.34)	0.02	(0.37)	—	(0.37)
Year Ended February 28, 2021	9.68	0.41	(0.13)	0.28	(0.44)	(0.01)	(0.45)
Year Ended February 29, 2020	9.31	0.48	0.37	0.85	(0.48)	— (f)	(0.48)
Class R6
Six Months Ended August 31, 2024 (Unaudited)	8.33	0.25	0.19	0.44	(0.24)	—	(0.24)
Year Ended February 29, 2024	8.25	0.44	0.08	0.52	(0.44)	—	(0.44)
Year Ended February 28, 2023	9.16	0.39	(0.89)	(0.50)	(0.41)	—	(0.41)
Year Ended February 28, 2022	9.51	0.36	(0.34)	0.02	(0.37)	—	(0.37)
Year Ended February 28, 2021	9.68	0.41	(0.13)	0.28	(0.44)	(0.01)	(0.45)
Year Ended February 29, 2020	9.31	0.47	0.39	0.86	(0.49)	— (f)	(0.49)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

336	J.P. Morgan Income Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$8.54	5.28%	$555,893	0.65%	5.56%	0.89%	134%
8.34	6.26	515,243	0.65	5.12	0.90	185
8.26	(5.75)	509,503	0.64	4.33	0.89	166
9.17	(0.10)	606,729	0.65	3.52	0.89	54
9.52	2.99	652,967	0.65	4.34	0.91	69
9.69	9.10	838,317	0.65	4.72	0.97	77

8.55	4.99	543,037	1.20	5.01	1.39	134
8.35	5.78	542,709	1.20	4.57	1.40	185
8.26	(6.29)	625,211	1.20	3.75	1.39	166
9.17	(0.64)	865,194	1.20	2.98	1.39	54
9.52	2.41	989,123	1.19	3.73	1.41	69
9.69	8.52	939,761	1.21	4.16	1.46	77

8.53	5.41	6,353,027	0.40	5.81	0.64	134
8.33	6.54	5,999,683	0.40	5.37	0.64	185
8.25	(5.51)	5,667,171	0.40	4.56	0.64	166
9.16	0.14	7,076,663	0.40	3.77	0.64	54
9.51	3.26	5,261,057	0.40	4.50	0.66	69
9.68	9.39	3,652,760	0.40	4.95	0.71	77

8.53	5.41	2,438,771	0.39	5.82	0.39	134
8.33	6.54	2,188,953	0.39	5.39	0.39	185
8.25	(5.51)	3,284,088	0.39	4.59	0.39	166
9.16	0.14	3,546,736	0.39	3.79	0.39	54
9.51	3.27	2,208,975	0.40	4.42	0.41	69
9.68	9.40	643,056	0.40	4.96	0.46	77
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	337

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mortgage-Backed Securities Fund
Class A
Six Months Ended August 31, 2024 (Unaudited)	$10.32	$0.19	$0.36	$0.55	$(0.19)	$—	$(0.19)
Year Ended February 29, 2024	10.29	0.34	0.01	0.35	(0.32)	—	(0.32)
Year Ended February 28, 2023	11.43	0.24	(1.15)	(0.91)	(0.23)	—	(0.23)
Year Ended February 28, 2022	11.82	0.14	(0.38)	(0.24)	(0.14)	(0.01)	(0.15)
Year Ended February 28, 2021	11.87	0.25	0.04	0.29	(0.24)	(0.10)	(0.34)
Year Ended February 29, 2020	11.31	0.33	0.59	0.92	(0.32)	(0.04)	(0.36)
Class C
Six Months Ended August 31, 2024 (Unaudited)	9.98	0.16	0.34	0.50	(0.16)	—	(0.16)
Year Ended February 29, 2024	9.96	0.28	0.01	0.29	(0.27)	—	(0.27)
Year Ended February 28, 2023	11.07	0.18	(1.11)	(0.93)	(0.18)	—	(0.18)
Year Ended February 28, 2022	11.46	0.08	(0.38)	(0.30)	(0.08)	(0.01)	(0.09)
Year Ended February 28, 2021	11.52	0.18	0.04	0.22	(0.18)	(0.10)	(0.28)
Year Ended February 29, 2020	10.99	0.27	0.57	0.84	(0.27)	(0.04)	(0.31)
Class I
Six Months Ended August 31, 2024 (Unaudited)	10.01	0.20	0.34	0.54	(0.20)	—	(0.20)
Year Ended February 29, 2024	9.99	0.35	0.01	0.36	(0.34)	—	(0.34)
Year Ended February 28, 2023	11.10	0.26	(1.11)	(0.85)	(0.26)	—	(0.26)
Year Ended February 28, 2022	11.50	0.16	(0.38)	(0.22)	(0.17)	(0.01)	(0.18)
Year Ended February 28, 2021	11.55	0.27	0.05	0.32	(0.27)	(0.10)	(0.37)
Year Ended February 29, 2020	11.02	0.35	0.57	0.92	(0.35)	(0.04)	(0.39)
Class R6
Six Months Ended August 31, 2024 (Unaudited)	10.01	0.20	0.35	0.55	(0.21)	—	(0.21)
Year Ended February 29, 2024	9.99	0.37	0.01	0.38	(0.36)	—	(0.36)
Year Ended February 28, 2023	11.10	0.28	(1.11)	(0.83)	(0.28)	—	(0.28)
Year Ended February 28, 2022	11.49	0.18	(0.38)	(0.20)	(0.18)	(0.01)	(0.19)
Year Ended February 28, 2021	11.55	0.28	0.05	0.33	(0.29)	(0.10)	(0.39)
Year Ended February 29, 2020	11.01	0.37	0.58	0.95	(0.37)	(0.04)	(0.41)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

338	J.P. Morgan Income Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$10.68	5.38%	$108,481	0.63%	3.64%	0.85%	46%
10.32	3.44	105,192	0.65	3.28	0.86	20
10.29	(7.96)	115,123	0.65	2.26	0.85	57
11.43	(2.13)	171,700	0.64	1.18	0.85	132
11.82	2.48	194,516	0.63	2.08	0.85	93
11.87	8.25	149,102	0.64	2.88	0.90	23

10.32	5.10	9,312	1.13	3.14	1.36	46
9.98	2.95	9,722	1.15	2.78	1.36	20
9.96	(8.40)	10,343	1.15	1.75	1.36	57
11.07	(2.68)	16,914	1.14	0.67	1.35	132
11.46	1.98	22,617	1.13	1.56	1.35	93
11.52	7.69	12,887	1.14	2.38	1.41	23

10.35	5.49	3,122,936	0.38	3.90	0.59	46
10.01	3.72	2,512,039	0.40	3.51	0.60	20
9.99	(7.68)	1,743,676	0.40	2.52	0.60	57
11.10	(2.02)	1,999,614	0.39	1.42	0.60	132
11.50	2.81	2,290,016	0.38	2.31	0.60	93
11.55	8.47	1,451,956	0.39	3.13	0.64	23

10.35	5.57	2,606,859	0.23	4.04	0.34	46
10.01	3.87	2,494,421	0.25	3.68	0.35	20
9.99	(7.54)	2,039,340	0.25	2.69	0.35	57
11.10	(1.78)	2,462,650	0.24	1.57	0.35	132
11.49	2.88	2,599,085	0.23	2.45	0.35	93
11.55	8.73	1,397,964	0.24	3.28	0.39	23
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	339

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Short Duration Bond Fund
Class A
Six Months Ended August 31, 2024 (Unaudited)	$10.65	$0.21	$0.18	$0.39	$(0.21)	$—	$(0.21)
Year Ended February 29, 2024	10.47	0.31	0.18	0.49	(0.31)	—	(0.31)
Year Ended February 28, 2023	10.86	0.15	(0.39)	(0.24)	(0.15)	—	(0.15)
Year Ended February 28, 2022	11.15	0.07	(0.26)	(0.19)	(0.08)	(0.02)	(0.10)
Year Ended February 28, 2021	11.00	0.15	0.18	0.33	(0.16)	(0.02)	(0.18)
Year Ended February 29, 2020	10.72	0.23	0.28	0.51	(0.23)	—	(0.23)
Class C
Six Months Ended August 31, 2024 (Unaudited)	10.73	0.18	0.18	0.36	(0.18)	—	(0.18)
Year Ended February 29, 2024	10.55	0.26	0.18	0.44	(0.26)	—	(0.26)
Year Ended February 28, 2023	10.94	0.09	(0.38)	(0.29)	(0.10)	—	(0.10)
Year Ended February 28, 2022	11.23	0.01	(0.26)	(0.25)	(0.02)	(0.02)	(0.04)
Year Ended February 28, 2021	11.08	0.10	0.18	0.28	(0.11)	(0.02)	(0.13)
Year Ended February 29, 2020	10.80	0.18	0.28	0.46	(0.18)	—	(0.18)
Class I
Six Months Ended August 31, 2024 (Unaudited)	10.67	0.22	0.18	0.40	(0.22)	—	(0.22)
Year Ended February 29, 2024	10.48	0.34	0.19	0.53	(0.34)	—	(0.34)
Year Ended February 28, 2023	10.87	0.16	(0.37)	(0.21)	(0.18)	—	(0.18)
Year Ended February 28, 2022	11.16	0.10	(0.26)	(0.16)	(0.11)	(0.02)	(0.13)
Year Ended February 28, 2021	11.01	0.17	0.19	0.36	(0.19)	(0.02)	(0.21)
Year Ended February 29, 2020	10.74	0.26	0.27	0.53	(0.26)	—	(0.26)
Class R6
Six Months Ended August 31, 2024 (Unaudited)	10.67	0.22	0.18	0.40	(0.22)	—	(0.22)
Year Ended February 29, 2024	10.48	0.34	0.19	0.53	(0.34)	—	(0.34)
Year Ended February 28, 2023	10.87	0.18	(0.39)	(0.21)	(0.18)	—	(0.18)
Year Ended February 28, 2022	11.16	0.10	(0.26)	(0.16)	(0.11)	(0.02)	(0.13)
Year Ended February 28, 2021	11.01	0.18	0.19	0.37	(0.20)	(0.02)	(0.22)
Year Ended February 29, 2020	10.74	0.27	0.27	0.54	(0.27)	—	(0.27)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

340	J.P. Morgan Income Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$10.83	3.67%	$678,824	0.58%	3.83%	0.81%	28%
10.65	4.75	643,376	0.58	2.96	0.81	83
10.47	(2.20)	646,165	0.58	1.38	0.82	74
10.86	(1.72)	677,013	0.59	0.62	0.81	83
11.15	3.05	599,105	0.58	1.34	0.82	63
11.00	4.84	305,826	0.66	2.13	0.84	88

10.91	3.38	31,985	1.08	3.33	1.31	28
10.73	4.19	31,431	1.09	2.47	1.32	83
10.55	(2.67)	25,387	1.08	0.88	1.32	74
10.94	(2.21)	26,327	1.09	0.13	1.32	83
11.23	2.52	34,138	1.08	0.87	1.33	63
11.08	4.26	23,359	1.17	1.64	1.35	88

10.85	3.79	1,876,092	0.33	4.08	0.56	28
10.67	5.11	1,683,579	0.33	3.20	0.56	83
10.48	(1.96)	1,566,171	0.34	1.55	0.57	74
10.87	(1.47)	2,928,638	0.34	0.86	0.56	83
11.16	3.30	2,472,206	0.33	1.53	0.57	63
11.01	4.99	673,511	0.41	2.38	0.59	88

10.85	3.82	6,553,067	0.27	4.14	0.31	28
10.67	5.17	5,206,534	0.27	3.26	0.31	83
10.48	(1.90)	4,856,693	0.28	1.66	0.32	74
10.87	(1.42)	7,115,180	0.28	0.92	0.31	83
11.16	3.36	5,354,423	0.27	1.63	0.32	63
11.01	5.12	2,126,449	0.29	2.51	0.34	88
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	341

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Short Duration Core Plus Fund
Class A
Six Months Ended August 31, 2024 (Unaudited)	$9.10	$0.17	$0.21	$0.38	$(0.17)	$—	$(0.17)
Year Ended February 29, 2024	8.94	0.28	0.17	0.45	(0.29)	—	(0.29)
Year Ended February 28, 2023	9.50	0.20	(0.54)	(0.34)	(0.22)	—	(0.22)
Year Ended February 28, 2022	9.85	0.12	(0.32)	(0.20)	(0.13)	(0.02)	(0.15)
Year Ended February 28, 2021	9.74	0.17	0.14	0.31	(0.18)	(0.02)	(0.20)
Year Ended February 29, 2020	9.41	0.24	0.31	0.55	(0.22)	—	(0.22)
Class C
Six Months Ended August 31, 2024 (Unaudited)	9.08	0.15	0.21	0.36	(0.15)	—	(0.15)
Year Ended February 29, 2024	8.92	0.24	0.17	0.41	(0.25)	—	(0.25)
Year Ended February 28, 2023	9.47	0.16	(0.54)	(0.38)	(0.17)	—	(0.17)
Year Ended February 28, 2022	9.83	0.07	(0.33)	(0.26)	(0.08)	(0.02)	(0.10)
Year Ended February 28, 2021	9.72	0.11	0.16	0.27	(0.14)	(0.02)	(0.16)
Year Ended February 29, 2020	9.39	0.18	0.33	0.51	(0.18)	—	(0.18)
Class I
Six Months Ended August 31, 2024 (Unaudited)	9.10	0.18	0.21	0.39	(0.18)	—	(0.18)
Year Ended February 29, 2024	8.94	0.31	0.16	0.47	(0.31)	—	(0.31)
Year Ended February 28, 2023	9.50	0.22	(0.54)	(0.32)	(0.24)	—	(0.24)
Year Ended February 28, 2022	9.85	0.15	(0.32)	(0.17)	(0.16)	(0.02)	(0.18)
Year Ended February 28, 2021	9.74	0.18	0.16	0.34	(0.21)	(0.02)	(0.23)
Year Ended February 29, 2020	9.40	0.25	0.34	0.59	(0.25)	—	(0.25)
Class R6
Six Months Ended August 31, 2024 (Unaudited)	9.10	0.18	0.22	0.40	(0.19)	—	(0.19)
Year Ended February 29, 2024	8.94	0.31	0.17	0.48	(0.32)	—	(0.32)
Year Ended February 28, 2023	9.49	0.23	(0.53)	(0.30)	(0.25)	—	(0.25)
Year Ended February 28, 2022	9.85	0.15	(0.33)	(0.18)	(0.16)	(0.02)	(0.18)
Year Ended February 28, 2021	9.73	0.21	0.14	0.35	(0.21)	(0.02)	(0.23)
Year Ended February 29, 2020	9.40	0.24	0.35	0.59	(0.26)	—	(0.26)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

342	J.P. Morgan Income Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$9.31	4.24%	$465,848	0.64%	3.65%	0.84%	26%
9.10	5.14	386,431	0.64	3.15	0.85	43
8.94	(3.57)	369,487	0.63	2.24	0.86	130
9.50	(2.01)	494,841	0.63	1.27	0.84	129
9.85	3.25	364,872	0.63	1.73	0.85	129
9.74	5.95	95,222	0.64	2.46	0.92	157

9.29	4.00	43,869	1.14	3.15	1.35	26
9.08	4.63	31,941	1.14	2.65	1.35	43
8.92	(3.97)	30,862	1.13	1.73	1.36	130
9.47	(2.61)	46,136	1.13	0.77	1.35	129
9.83	2.77	42,071	1.13	1.17	1.35	129
9.72	5.45	7,825	1.14	1.92	1.41	157

9.31	4.37	1,615,743	0.39	3.90	0.59	26
9.10	5.41	1,655,673	0.39	3.39	0.60	43
8.94	(3.33)	2,180,474	0.38	2.45	0.61	130
9.50	(1.77)	4,199,718	0.38	1.52	0.59	129
9.85	3.49	2,286,573	0.38	1.88	0.60	129
9.74	6.31	187,225	0.39	2.64	0.65	157

9.31	4.41	1,720,572	0.33	3.96	0.34	26
9.10	5.47	1,669,572	0.33	3.46	0.34	43
8.94	(3.17)	1,907,142	0.32	2.49	0.36	130
9.49	(1.81)	4,667,469	0.32	1.58	0.34	129
9.85	3.66	3,991,010	0.32	2.12	0.35	129
9.73	6.31	3,531,440	0.32	2.47	0.37	157
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Income Funds	343

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust II (“JPM II") (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 9 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Core Bond Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Core Plus Bond Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Floating Rate Income Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Government Bond Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4 and Class R6	JPM II	Diversified
JPMorgan High Yield Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Income Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Mortgage-Backed Securities Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Short Duration Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Short Duration Core Plus Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
The investment objective of JPMorgan Core Bond Fund (“Core Bond Fund”) is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
The investment objective of JPMorgan Core Plus Bond Fund (“Core Plus Bond Fund”) is to seek a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.
The investment objective of JPMorgan Floating Rate Income Fund (“Floating Rate Income Fund”) is to seek to provide current income with a secondary objective of capital appreciation.
The investment objective of JPMorgan Government Bond Fund (“Government Bond Fund”) is to seek a high level of current income with liquidity and safety of principal.
The investment objective of JPMorgan High Yield Fund (“High Yield Fund”) is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.
The investment objective of JPMorgan Income Fund (“Income Fund”) is to seek to provide income with a secondary objective of capital appreciation.
The investment objective of JPMorgan Mortgage-Backed Securities Fund (“Mortgage-Backed Securities Fund”) is to seek to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.
The investment objective of JPMorgan Short Duration Bond Fund (‘Short Duration Bond Fund”) is to seek current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.
The investment objective of JPMorgan Short Duration Core Plus Fund (“Short Duration Core Plus Fund”) is to seek total return consistent with preservation of capital.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles

344	J.P. Morgan Income Funds	August 31, 2024

(“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Core Bond Fund, Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund, Mortgage-Backed Securities Fund and Short Duration Core Plus Fund at August 31, 2024.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).

August 31, 2024	J.P. Morgan Income Funds	345

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Core Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$4,816,848	$1,325,070	$6,141,918
Collateralized Mortgage Obligations	—	1,680,372	538,750	2,219,122
Commercial Mortgage-Backed Securities	—	2,404,742	91,325	2,496,067
Corporate Bonds	—	11,949,657	—	11,949,657
Foreign Government Securities	—	152,482	—	152,482
Loan Assignments	—	52,986	—	52,986
Mortgage-Backed Securities	—	10,694,414	—	10,694,414
Municipal Bonds	—	168,393	—	168,393
U.S. Government Agency Securities	—	199,928	—	199,928
U.S. Treasury Obligations	—	11,290,922	—	11,290,922
Short-Term Investments
Investment Companies	2,169,233	—	—	2,169,233
Total Investments in Securities	$2,169,233	$43,410,744	$1,955,145	$47,535,122
Appreciation in Other Financial Instruments
Futures Contracts	$2,210	$—	$—	$2,210
Depreciation in Other Financial Instruments
Futures Contracts	(13,111)	—	—	(13,111)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(10,901)	$—	$—	$(10,901)

Core Plus Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,332,167	$717,391	$3,049,558
Collateralized Mortgage Obligations	—	625,671	179,219	804,890
Commercial Mortgage-Backed Securities	—	2,166,254	87,344	2,253,598
Common Stocks
Broadline Retail	—	—	386	386
Diversified Telecommunication Services	—	—	101	101
Financial Services	—	—	3	3
Health Care Providers & Services	—	—	43	43
Media	951	—	—	951
Oil, Gas & Consumable Fuels	7,496	—	—	7,496
Pharmaceuticals	1,672	—	—	1,672
Specialty Retail	—	—	1,457	1,457
Wireless Telecommunication Services	—	—	2,627	2,627
Total Common Stocks	10,119	—	4,617	14,736
Convertible Bonds	—	—	1,534	1,534
Convertible Preferred Stocks	—	—	3,341	3,341

346	J.P. Morgan Income Funds	August 31, 2024

Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Corporate Bonds
Aerospace & Defense	$—	$83,820	$—	$83,820
Automobile Components	—	50,839	—	50,839
Automobiles	—	32,676	—	32,676
Banks	—	1,400,191	—	1,400,191
Beverages	—	14,366	—	14,366
Biotechnology	—	78,984	—	78,984
Broadline Retail	—	10,067	—	10,067
Building Products	—	45,053	—	45,053
Capital Markets	—	429,083	—	429,083
Chemicals	—	70,963	—	70,963
Commercial Services & Supplies	—	53,114	—	53,114
Communications Equipment	—	10,499	—	10,499
Construction & Engineering	—	33,217	—	33,217
Construction Materials	—	5,863	—	5,863
Consumer Finance	—	168,320	—	168,320
Consumer Staples Distribution & Retail	—	39,845	1,515	41,360
Containers & Packaging	—	82,224	—	82,224
Distributors	—	8,861	—	8,861
Diversified	—	—	33,448	33,448
Diversified Consumer Services	—	10,401	—	10,401
Diversified REITs	—	12,701	—	12,701
Diversified Telecommunication Services	—	174,268	—	174,268
Electric Utilities	—	547,953	—	547,953
Electrical Equipment	—	2,671	—	2,671
Electronic Equipment, Instruments & Components	—	12,489	—	12,489
Energy Equipment & Services	—	28,406	—	28,406
Entertainment	—	79,335	—	79,335
Financial Services	—	60,648	—	60,648
Food Products	—	35,124	—	35,124
Gas Utilities	—	14,971	—	14,971
Ground Transportation	—	78,051	—	78,051
Health Care Equipment & Supplies	—	28,661	—	28,661
Health Care Providers & Services	—	217,995	—	217,995
Health Care REITs	—	15,548	—	15,548
Health Care Technology	—	5,338	—	5,338
Hotel & Resort REITs	—	7,953	—	7,953
Hotels, Restaurants & Leisure	—	125,013	—	125,013
Household Durables	—	27,984	—	27,984
Household Products	—	11,054	—	11,054
Independent Power and Renewable Electricity Producers	—	48,827	—	48,827
Industrial Conglomerates	—	4,811	—	4,811
Industrial REITs	—	6,309	—	6,309
Insurance	—	102,658	—	102,658
Interactive Media & Services	—	24,046	—	24,046
IT Services	—	19,579	—	19,579
Leisure Products	—	3,197	—	3,197
Machinery	—	24,613	—	24,613
Marine Transportation	—	2,044	—	2,044

August 31, 2024	J.P. Morgan Income Funds	347

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Media	$—	$233,473	$—	$233,473
Metals & Mining	—	114,286	—	114,286
Mortgage Real Estate Investment Trusts (REITs)	—	95,952	—	95,952
Multi-Utilities	—	109,371	—	109,371
Office REITs	—	1,443	—	1,443
Oil, Gas & Consumable Fuels	—	732,404	—	732,404
Passenger Airlines	—	31,430	—	31,430
Personal Care Products	—	7,861	—	7,861
Pharmaceuticals	—	200,987	—	200,987
Real Estate Management & Development	—	594	—	594
Residential REITs	—	19,193	—	19,193
Retail REITs	—	16,022	—	16,022
Semiconductors & Semiconductor Equipment	—	70,978	—	70,978
Software	—	60,935	—	60,935
Specialized REITs	—	24,594	—	24,594
Specialty Retail	—	82,755	972	83,727
Technology Hardware, Storage & Peripherals	—	38,644	—	38,644
Textiles, Apparel & Luxury Goods	—	5,600	—	5,600
Tobacco	—	130,819	—	130,819
Trading Companies & Distributors	—	49,146	—	49,146
Transportation Infrastructure	—	1,779	—	1,779
Water Utilities	—	4,070	—	4,070
Wireless Telecommunication Services	—	46,494	—	46,494
Total Corporate Bonds	—	6,429,463	35,935	6,465,398
Foreign Government Securities	—	213,992	—	213,992
Loan Assignments
Automobile Components	—	6,475	—	6,475
Beverages	—	7,673	—	7,673
Building Products	—	17,403	—	17,403
Chemicals	—	9,913	—	9,913
Commercial Services & Supplies	—	3,526	—	3,526
Construction & Engineering	—	5,605	—	5,605
Consumer Staples Distribution & Retail	—	—	1,473	1,473
Containers & Packaging	—	5,461	—	5,461
Diversified Consumer Services	—	3,703	—	3,703
Diversified Telecommunication Services	—	6,698	—	6,698
Electrical Equipment	—	9,441	—	9,441
Entertainment	—	2,836	—	2,836
Financial Services	—	10,427	—	10,427
Ground Transportation	—	7,228	—	7,228
Health Care Equipment & Supplies	—	2,307	—	2,307
Health Care Providers & Services	—	25,063	—	25,063
Hotels, Restaurants & Leisure	—	4,006	—	4,006
Household Durables	—	3,517	—	3,517
Insurance	—	17,363	—	17,363
IT Services	—	7,818	—	7,818
Leisure Products	—	7,197	12	7,209
Machinery	—	3,093	—	3,093

348	J.P. Morgan Income Funds	August 31, 2024

Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Media	$—	$29,614	$—	$29,614
Oil, Gas & Consumable Fuels	—	13,097	—	13,097
Passenger Airlines	—	9,384	—	9,384
Personal Care Products	—	6,466	—	6,466
Pharmaceuticals	—	4,692	—	4,692
Professional Services	—	25,199	—	25,199
Semiconductors & Semiconductor Equipment	—	10,347	—	10,347
Software	—	33,294	—	33,294
Specialty Retail	—	14,231	—	14,231
Total Loan Assignments	—	313,077	1,485	314,562
Mortgage-Backed Securities	—	5,282,162	—	5,282,162
Municipal Bonds	—	15,670	—	15,670
Preferred Stocks	—	—	1,432	1,432
U.S. Treasury Obligations	—	1,719,946	—	1,719,946
Warrants	—	—	333	333
Short-Term Investments
Investment Companies	2,069,875	—	—	2,069,875
Investment of Cash Collateral from Securities Loaned	548	—	—	548
Total Short-Term Investments	2,070,423	—	—	2,070,423
Total Investments in Securities	$2,080,542	$19,098,402	$1,032,631	$22,211,575
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$91	$—	$91
Futures Contracts	177	—	—	177
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(653)	—	(653)
Futures Contracts	(22,484)	—	—	(22,484)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(22,307)	$(562)	$—	$(22,869)

Floating Rate Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Broadline Retail	$—	$—	$175	$175
Diversified Telecommunication Services	—	—	115	115
Machinery	—	—	— (a)	— (a)
Media	523	—	—	523
Pharmaceuticals	254	—	—	254
Specialty Retail	—	—	2,538	2,538
Total Common Stocks	777	—	2,828	3,605
Convertible Preferred Stocks	—	—	5,892	5,892
Corporate Bonds	—	15,090	—	15,090
Exchange-Traded Funds	6,026	—	—	6,026

August 31, 2024	J.P. Morgan Income Funds	349

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Floating Rate Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Loan Assignments
Aerospace & Defense	$—	$6,887	$—	$6,887
Automobile Components	—	6,768	—	6,768
Beverages	—	3,169	—	3,169
Broadline Retail	—	1,569	218	1,787
Building Products	—	12,249	—	12,249
Capital Markets	—	2,481	—	2,481
Chemicals	—	7,432	—	7,432
Commercial Services & Supplies	—	16,301	—	16,301
Communications Equipment	—	2,182	—	2,182
Construction & Engineering	—	5,427	—	5,427
Consumer Staples Distribution & Retail	—	1,137	5,104	6,241
Containers & Packaging	—	8,149	—	8,149
Diversified Consumer Services	—	5,116	—	5,116
Diversified Telecommunication Services	—	5,558	—	5,558
Electric Utilities	—	2,100	—	2,100
Electrical Equipment	—	1,695	—	1,695
Electronic Equipment, Instruments & Components	—	4,041	—	4,041
Entertainment	—	6,114	—	6,114
Financial Services	—	8,203	—	8,203
Food Products	—	502	—	502
Ground Transportation	—	6,174	—	6,174
Health Care Equipment & Supplies	—	8,775	—	8,775
Health Care Providers & Services	—	13,890	—	13,890
Hotels, Restaurants & Leisure	—	11,671	—	11,671
Household Durables	—	2,866	—	2,866
Independent Power and Renewable Electricity Producers	—	1,647	—	1,647
Insurance	—	12,247	—	12,247
Interactive Media & Services	—	1,173	—	1,173
IT Services	—	5,817	—	5,817
Leisure Products	—	4,090	317	4,407
Life Sciences Tools & Services	—	293	—	293
Machinery	—	8,239	—	8,239
Media	—	11,255	—	11,255
Oil, Gas & Consumable Fuels	—	14,376	—	14,376
Passenger Airlines	—	5,619	—	5,619
Personal Care Products	—	1,625	—	1,625
Pharmaceuticals	—	3,228	—	3,228
Professional Services	—	14,484	—	14,484
Semiconductors & Semiconductor Equipment	—	5,788	—	5,788
Software	—	23,648	—	23,648
Specialty Retail	—	12,261	—	12,261
Total Loan Assignments	—	276,246	5,639	281,885
Warrants	—	— (a)	—	— (a)
Short-Term Investments
Investment Companies	23,746	—	—	23,746
Total Investments in Securities	$30,549	$291,336	$14,359	$336,244

350	J.P. Morgan Income Funds	August 31, 2024

Floating Rate Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Swaps	$—	$97	$—	$97

(a)	Amount rounds to less than one thousand.

Government Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$405,206	$—	$405,206
Commercial Mortgage-Backed Securities	—	181,464	—	181,464
Mortgage-Backed Securities	—	584,489	—	584,489
U.S. Government Agency Securities	—	64,513	—	64,513
U.S. Treasury Obligations	—	667,135	—	667,135
Short-Term Investments
Investment Companies	70,517	—	—	70,517
Total Investments in Securities	$70,517	$1,902,807	$—	$1,973,324

High Yield Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Broadline Retail	$—	$—	$2,708	$2,708
Chemicals	—	—	7,339	7,339
Diversified Telecommunication Services	5,393	—	240	5,633
Financial Services	—	—	10,243	10,243
Health Care Providers & Services	—	—	1,172	1,172
Machinery	—	—	— (a)	— (a)
Media	7,679	—	—	7,679
Oil, Gas & Consumable Fuels	10,887	—	—	10,887
Pharmaceuticals	8,401	—	—	8,401
Specialized REITs	13,151	—	—	13,151
Specialty Retail	—	—	15,090	15,090
Wireless Telecommunication Services	—	—	28,103	28,103
Total Common Stocks	45,511	—	64,895	110,406
Convertible Bonds
Broadline Retail	—	2,367	—	2,367
Media	—	17,453	—	17,453
Oil, Gas & Consumable Fuels	—	—	7,657	7,657
Total Convertible Bonds	—	19,820	7,657	27,477
Convertible Preferred Stocks	—	—	29,043	29,043
Corporate Bonds
Aerospace & Defense	—	65,814	—	65,814
Automobile Components	—	236,182	—	236,182
Automobiles	—	9,568	—	9,568

August 31, 2024	J.P. Morgan Income Funds	351

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
High Yield Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Banks	$—	$24,532	$—	$24,532
Beverages	—	6,935	—	6,935
Biotechnology	—	13,481	—	13,481
Broadline Retail	—	36,715	—	36,715
Building Products	—	123,622	—	123,622
Capital Markets	—	1,322	—	1,322
Chemicals	—	152,807	—	152,807
Commercial Services & Supplies	—	188,710	—	188,710
Communications Equipment	—	55,314	—	55,314
Construction & Engineering	—	45,495	—	45,495
Construction Materials	—	2,551	—	2,551
Consumer Finance	—	178,142	—	178,142
Consumer Staples Distribution & Retail	—	62,961	10,799	73,760
Containers & Packaging	—	118,650	—	118,650
Distributors	—	16,575	—	16,575
Diversified Consumer Services	—	11,519	—	11,519
Diversified REITs	—	57,983	—	57,983
Diversified Telecommunication Services	—	383,422	—	383,422
Electric Utilities	—	54,391	—	54,391
Electrical Equipment	—	30,749	—	30,749
Electronic Equipment, Instruments & Components	—	22,712	—	22,712
Energy Equipment & Services	—	55,093	—	55,093
Entertainment	—	71,704	—	71,704
Financial Services	—	66,372	—	66,372
Food Products	—	36,831	—	36,831
Gas Utilities	—	14,941	—	14,941
Ground Transportation	—	75,900	4,173	80,073
Health Care Equipment & Supplies	—	61,296	—	61,296
Health Care Providers & Services	—	217,048	—	217,048
Health Care Technology	—	17,685	—	17,685
Hotel & Resort REITs	—	43,034	—	43,034
Hotels, Restaurants & Leisure	—	219,434	—	219,434
Household Durables	—	58,629	—	58,629
Household Products	—	53,053	—	53,053
Independent Power and Renewable Electricity Producers	—	13,838	—	13,838
IT Services	—	27,492	—	27,492
Leisure Products	—	21,257	—	21,257
Machinery	—	42,856	—	42,856
Media	—	506,767	—	506,767
Metals & Mining	—	71,236	—	71,236
Mortgage Real Estate Investment Trusts (REITs)	—	2,406	—	2,406
Oil, Gas & Consumable Fuels	—	553,722	—	553,722
Passenger Airlines	—	63,664	—	63,664
Personal Care Products	—	23,216	—	23,216
Pharmaceuticals	—	148,181	76	148,257
Professional Services	—	8,051	—	8,051
Real Estate Management & Development	—	12,841	—	12,841
Semiconductors & Semiconductor Equipment	—	65,607	—	65,607
Software	—	60,940	—	60,940

352	J.P. Morgan Income Funds	August 31, 2024

High Yield Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Specialized REITs	$—	$14,511	$—	$14,511
Specialty Retail	—	98,765	2,783	101,548
Technology Hardware, Storage & Peripherals	—	14,092	—	14,092
Textiles, Apparel & Luxury Goods	—	2,758	—	2,758
Trading Companies & Distributors	—	93,421	—	93,421
Wireless Telecommunication Services	—	10,292	—	10,292
Total Corporate Bonds	—	4,747,085	17,831	4,764,916
Exchange-Traded Funds	14,763	—	—	14,763
Loan Assignments
Automobile Components	—	11,691	—	11,691
Beverages	—	7,112	—	7,112
Broadline Retail	—	4,483	—	4,483
Building Products	—	15,418	—	15,418
Chemicals	—	14,448	—	14,448
Commercial Services & Supplies	—	9,042	—	9,042
Communications Equipment	—	4,733	—	4,733
Consumer Staples Distribution & Retail	—	—	27,064	27,064
Containers & Packaging	—	16,189	—	16,189
Diversified Telecommunication Services	—	5,209	—	5,209
Financial Services	—	12,152	—	12,152
Ground Transportation	—	20,319	—	20,319
Health Care Equipment & Supplies	—	7,266	—	7,266
Health Care Providers & Services	—	21,921	—	21,921
Hotels, Restaurants & Leisure	—	2,876	—	2,876
Insurance	—	2,301	—	2,301
IT Services	—	8,371	—	8,371
Leisure Products	—	14,198	302	14,500
Machinery	—	3,632	—	3,632
Media	—	38,173	—	38,173
Passenger Airlines	—	7,332	—	7,332
Personal Care Products	—	5,995	—	5,995
Pharmaceuticals	—	5,939	—	5,939
Software	—	13,024	—	13,024
Specialty Retail	—	40,176	—	40,176
Total Loan Assignments	—	292,000	27,366	319,366
Preferred Stocks	—	—	10,068	10,068
Warrants	—	—	1,095	1,095
Short-Term Investments
Investment Companies	236,075	—	—	236,075
Total Investments in Securities	$296,349	$5,058,905	$157,955	$5,513,209
Appreciation in Other Financial Instruments
Swaps	$—	$790	$—	$790

(a)	Amount rounds to less than one thousand.

August 31, 2024	J.P. Morgan Income Funds	353

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,517,030	$247,784	$1,764,814
Collateralized Mortgage Obligations	—	971,579	74,036	1,045,615
Commercial Mortgage-Backed Securities	—	2,671,340	76,054	2,747,394
Common Stocks
Broadline Retail	—	—	72	72
Chemicals	—	—	4,504	4,504
Diversified Telecommunication Services	136	—	8	144
Financial Services	—	—	4,780	4,780
Health Care Providers & Services	—	—	11	11
Media	12	—	—	12
Oil, Gas & Consumable Fuels	7,490	—	—	7,490
Pharmaceuticals	3,866	—	—	3,866
Specialty Retail	—	—	1	1
Wireless Telecommunication Services	—	—	5,528	5,528
Total Common Stocks	11,504	—	14,904	26,408
Convertible Bonds	—	—	2,818	2,818
Corporate Bonds
Aerospace & Defense	—	42,073	—	42,073
Automobile Components	—	112,487	—	112,487
Automobiles	—	979	—	979
Banks	—	73,460	—	73,460
Beverages	—	8,256	—	8,256
Biotechnology	—	5,773	—	5,773
Broadline Retail	—	24,579	—	24,579
Building Products	—	59,857	—	59,857
Capital Markets	—	13,780	—	13,780
Chemicals	—	111,997	—	111,997
Commercial Services & Supplies	—	89,169	—	89,169
Communications Equipment	—	30,277	—	30,277
Construction & Engineering	—	23,747	—	23,747
Consumer Finance	—	68,579	—	68,579
Consumer Staples Distribution & Retail	—	37,869	4,943	42,812
Containers & Packaging	—	97,327	—	97,327
Distributors	—	2,233	—	2,233
Diversified	—	—	29,267	29,267
Diversified Consumer Services	—	11,994	—	11,994
Diversified REITs	—	3,875	—	3,875
Diversified Telecommunication Services	—	207,931	—	207,931
Electric Utilities	—	71,744	—	71,744
Electrical Equipment	—	13,738	—	13,738
Electronic Equipment, Instruments & Components	—	17,933	—	17,933
Energy Equipment & Services	—	18,106	—	18,106
Entertainment	—	38,655	—	38,655
Financial Services	—	30,640	—	30,640
Food Products	—	26,359	—	26,359
Gas Utilities	—	8,148	—	8,148
Ground Transportation	—	51,056	591	51,647

354	J.P. Morgan Income Funds	August 31, 2024

Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Health Care Equipment & Supplies	$—	$39,047	$—	$39,047
Health Care Providers & Services	—	108,355	—	108,355
Health Care Technology	—	7,536	—	7,536
Hotel & Resort REITs	—	15,870	—	15,870
Hotels, Restaurants & Leisure	—	131,918	—	131,918
Household Durables	—	35,328	—	35,328
Household Products	—	29,643	—	29,643
Independent Power and Renewable Electricity Producers	—	10,623	—	10,623
Leisure Products	—	14,707	—	14,707
Machinery	—	13,498	—	13,498
Marine Transportation	—	5,672	—	5,672
Media	—	317,682	—	317,682
Metals & Mining	—	38,719	—	38,719
Mortgage Real Estate Investment Trusts (REITs)	—	73,012	—	73,012
Multi-Utilities	—	2,525	—	2,525
Oil, Gas & Consumable Fuels	—	371,679	—	371,679
Passenger Airlines	—	32,714	—	32,714
Personal Care Products	—	23,641	—	23,641
Pharmaceuticals	—	87,824	1	87,825
Real Estate Management & Development	—	2,036	—	2,036
Semiconductors & Semiconductor Equipment	—	31,378	—	31,378
Software	—	48,079	—	48,079
Specialized REITs	—	7,643	—	7,643
Specialty Retail	—	78,468	1,443	79,911
Technology Hardware, Storage & Peripherals	—	18,550	—	18,550
Tobacco	—	1,332	—	1,332
Trading Companies & Distributors	—	54,536	—	54,536
Transportation Infrastructure	—	4,093	—	4,093
Wireless Telecommunication Services	—	16,943	—	16,943
Total Corporate Bonds	—	2,925,672	36,245	2,961,917
Foreign Government Securities	—	373,865	—	373,865
Loan Assignments
Automobile Components	—	2,739	—	2,739
Beverages	—	1,939	—	1,939
Building Products	—	2,419	—	2,419
Chemicals	—	4,361	—	4,361
Consumer Staples Distribution & Retail	—	—	5,234	5,234
Electronic Equipment, Instruments & Components	—	1,636	—	1,636
Financial Services	—	160	—	160
Ground Transportation	—	3,976	—	3,976
Health Care Equipment & Supplies	—	3,315	—	3,315
Health Care Providers & Services	—	3,497	—	3,497
IT Services	—	3,463	—	3,463
Leisure Products	—	5,811	3	5,814
Media	—	4,384	—	4,384
Passenger Airlines	—	1,688	—	1,688
Pharmaceuticals	—	4,181	—	4,181
Software	—	3,523	—	3,523

August 31, 2024	J.P. Morgan Income Funds	355

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Specialty Retail	$—	$3,068	$—	$3,068
Total Loan Assignments	—	50,160	5,237	55,397
Mortgage-Backed Securities	—	2,353,464	20,891	2,374,355
Municipal Bonds	—	1,343	—	1,343
Preferred Stocks
Broadline Retail	—	—	10	10
Electric Utilities	4,016	—	—	4,016
Total Preferred Stocks	4,016	—	10	4,026
Warrants	—	—	3	3
Short-Term Investments
Investment Companies	232,609	—	—	232,609
Total Investments in Securities	$248,129	$10,864,453	$477,982	$11,590,564
Liabilities
TBA Short Commitment	$—	$(807,505)	$—	$(807,505)
Total Liabilities in Securities Sold Short	$—	$(807,505)	$—	$(807,505)
Appreciation in Other Financial Instruments
Futures Contracts	$13,624	$—	$—	$13,624
Depreciation in Other Financial Instruments
Futures Contracts	(8,068)	—	—	(8,068)
Swaps	—	(29,889)	—	(29,889)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$5,556	$(29,889)	$—	$(24,333)

Mortgage-Backed Securities Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$594,637	$122,367	$717,004
Collateralized Mortgage Obligations	—	549,392	80,810	630,202
Commercial Mortgage-Backed Securities	—	534,730	44,253	578,983
Mortgage-Backed Securities	—	3,593,768	1,593	3,595,361
U.S. Treasury Obligations	—	209,141	—	209,141
Short-Term Investments
Investment Companies	483,523	—	—	483,523
Total Investments in Securities	$483,523	$5,481,668	$249,023	$6,214,214
Depreciation in Other Financial Instruments
Futures Contracts	$(984)	$—	$—	$(984)

Short Duration Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,184,408	$22,011	$2,206,419

356	J.P. Morgan Income Funds	August 31, 2024

Short Duration Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Collateralized Mortgage Obligations	$—	$765,986	$11,772	$777,758
Commercial Mortgage-Backed Securities	—	212,833	—	212,833
Corporate Bonds	—	2,406,494	—	2,406,494
Mortgage-Backed Securities	—	822,728	—	822,728
U.S. Treasury Obligations	—	2,012,358	—	2,012,358
Short-Term Investments
Investment Companies	298,755	—	—	298,755
U.S. Treasury Obligations	—	358,405	—	358,405
Total Short-Term Investments	298,755	358,405	—	657,160
Total Investments in Securities	$298,755	$8,763,212	$33,783	$9,095,750
Appreciation in Other Financial Instruments
Futures Contracts	$3,291	$—	$—	$3,291
Depreciation in Other Financial Instruments
Futures Contracts	(34)	—	—	(34)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$3,257	$—	$—	$3,257

Short Duration Core Plus Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$719,393	$22,414	$741,807
Collateralized Mortgage Obligations	—	221,725	1,915	223,640
Commercial Mortgage-Backed Securities	—	274,664	—	274,664
Common Stocks
Oil, Gas & Consumable Fuels	125	—	—	125
Wireless Telecommunication Services	—	—	559	559
Total Common Stocks	125	—	559	684
Convertible Bonds	—	—	508	508
Corporate Bonds
Aerospace & Defense	—	8,166	—	8,166
Automobile Components	—	9,002	—	9,002
Automobiles	—	28,167	—	28,167
Banks	—	614,632	—	614,632
Biotechnology	—	1,092	—	1,092
Broadline Retail	—	1,937	—	1,937
Building Products	—	4,798	—	4,798
Capital Markets	—	186,961	—	186,961
Chemicals	—	11,567	—	11,567
Commercial Services & Supplies	—	23,972	—	23,972
Communications Equipment	—	2,630	—	2,630
Construction & Engineering	—	3,239	—	3,239
Consumer Finance	—	65,545	—	65,545
Consumer Staples Distribution & Retail	—	17,082	430	17,512
Containers & Packaging	—	11,169	—	11,169
Diversified Consumer Services	—	633	—	633

August 31, 2024	J.P. Morgan Income Funds	357

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Short Duration Core Plus Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Diversified Telecommunication Services	$—	$19,812	$—	$19,812
Electric Utilities	—	33,560	—	33,560
Electronic Equipment, Instruments & Components	—	919	—	919
Energy Equipment & Services	—	4,607	—	4,607
Entertainment	—	2,878	—	2,878
Financial Services	—	26,298	—	26,298
Food Products	—	19,178	—	19,178
Gas Utilities	—	989	—	989
Ground Transportation	—	3,498	—	3,498
Health Care Equipment & Supplies	—	2,284	—	2,284
Health Care Providers & Services	—	22,805	—	22,805
Hotel & Resort REITs	—	1,434	—	1,434
Hotels, Restaurants & Leisure	—	16,566	—	16,566
Household Durables	—	4,292	—	4,292
Household Products	—	2,575	—	2,575
Independent Power and Renewable Electricity Producers	—	9,222	—	9,222
Insurance	—	17,443	—	17,443
IT Services	—	1,005	—	1,005
Leisure Products	—	1,550	—	1,550
Machinery	—	2,050	—	2,050
Media	—	35,736	—	35,736
Metals & Mining	—	7,738	—	7,738
Mortgage Real Estate Investment Trusts (REITs)	—	1,140	—	1,140
Multi-Utilities	—	4,126	—	4,126
Oil, Gas & Consumable Fuels	—	79,968	—	79,968
Passenger Airlines	—	4,062	—	4,062
Personal Care Products	—	1,073	—	1,073
Pharmaceuticals	—	7,438	—	7,438
Real Estate Management & Development	—	650	—	650
Semiconductors & Semiconductor Equipment	—	2,967	—	2,967
Software	—	3,884	—	3,884
Specialized REITs	—	677	—	677
Specialty Retail	—	9,053	—	9,053
Technology Hardware, Storage & Peripherals	—	1,375	—	1,375
Trading Companies & Distributors	—	3,394	—	3,394
Wireless Telecommunication Services	—	1,218	—	1,218
Total Corporate Bonds	—	1,348,056	430	1,348,486
Foreign Government Securities	—	40,983	—	40,983
Loan Assignments	—	19,150	—	19,150
Mortgage-Backed Securities	—	415,334	—	415,334
Municipal Bonds	—	2,487	—	2,487
U.S. Treasury Obligations	—	638,518	—	638,518
Short-Term Investments
Investment Companies	141,952	—	—	141,952
U.S. Treasury Obligations	—	6,760	—	6,760
Total Short-Term Investments	141,952	6,760	—	148,712
Total Investments in Securities	$142,077	$3,687,070	$25,826	$3,854,973

358	J.P. Morgan Income Funds	August 31, 2024

Short Duration Core Plus Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$1,685	$—	$—	$1,685
Depreciation in Other Financial Instruments
Futures Contracts	(838)	—	—	(838)
Swaps	—	(532)	—	(532)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$847	$(532)	$—	$315
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
Core Bond Fund	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2024
Investments in Securities:
Asset-Backed Securities	$1,341,510	$(3,035)	$19,821	$385	$215,794	$(244,647)	$122,215	$(126,973)	$1,325,070
Collateralized Mortgage Obligations	412,871	— (a)	2,953	21	220,459	(97,554)	—	—	538,750
Commercial Mortgage-Backed Securities	92,199	—	2,795	32	1	(3,702)	—	—	91,325
Total	$1,846,580	$(3,035)	$25,569	$438	$436,254	$(345,903)	$122,215	$(126,973)	$1,955,145

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2024, which were valued using significant unobservable inputs (level 3), amounted to $24,457. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2024.
Core Plus Bond Fund	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2024
Investments in Securities:
Asset-Backed Securities	$726,979	$(1,301)	$5,718	$191	$153,859	$(167,805)	$47,595	$(47,845)	$717,391
Collateralized Mortgage Obligations	159,575	— (a)	4,023	— (a)	90,762	(75,141)	—	—	179,219
Commercial Mortgage-Backed Securities	122,324	1	1,974	11	307	(15,922)	—	(21,351)	87,344
Common Stocks	3,811	—	806	—	—	—	—	—	4,617
Convertible Bonds	1,501	—	33	—	—	—	—	—	1,534
Convertible Preferred Stocks	3,319	—	22	—	—	—	—	—	3,341
Corporate Bonds	44,522	(4,938)	5,112	345	1,717	(14,152)	3,329	—	35,935
Loan Assignments	2,693	— (a)	(181)	73	2,088	(3,188)	—	—	1,485
Preferred Stocks	1,170	(158)	420	—	—	—	—	—	1,432

August 31, 2024	J.P. Morgan Income Funds	359

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Core Plus Bond Fund	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2024
Warrants	$441	$—	$(108)	$—	$—	$—	$—	$—	$333
Total	$1,066,335	$(6,396)	$17,819	$620	$248,733	$(276,208)	$50,924	$(69,196)	$1,032,631

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2024, which were valued using significant unobservable inputs (level 3), amounted to $5,853. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2024.
Floating Rate Income Fund	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2024
Investments in Securities:
Common Stocks	$3,131	$(14)	$(117)	$—	$—	$(172)	$—	$—	$2,828
Convertible Preferred Stocks	6,074	—	(182)	—	—	—	—	—	5,892
Loan Assignments	5,849	— (a)	(584)	192	10,446	(10,264)	—	—	5,639
Total	$15,054	$(14)	$(883)	$192	$10,446	$(10,436)	$—	$—	$14,359

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2024, which were valued using significant unobservable inputs (level 3), amounted to $(4,708). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
High Yield Fund	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2024
Investments in Securities:
Common Stocks	$44,901	$—	$8,872	$—	$—	$—	$11,122	$—	$64,895
Convertible Bonds	7,495	—	162	—	—	—	—	—	7,657
Convertible Preferred Stocks	28,864	—	179	—	—	—	—	—	29,043
Corporate Bonds	33,364	(11,224)	(5,599)	2,492	8,200	(16,516)	27,705	(20,591)	17,831
Loan Assignments	32,757	—	(2,488)	730	35,848	(39,481)	—	—	27,366
Preferred Stocks	8,345	(1,226)	2,949	—	—	—	—	—	10,068
Warrants	1,451	—	(356)	—	—	—	—	—	1,095
Total	$157,177	$(12,450)	$3,719	$3,222	$44,048	$(55,997)	$38,827	$(20,591)	$157,955

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2024, which were valued using significant unobservable inputs (level 3), amounted to $(10,324). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.

360	J.P. Morgan Income Funds	August 31, 2024

For the six months ended August 31, 2024, transfers in and out of level 3 were the result of decreased or increased transparency of market activity (e.g., trades of the Fund’s investments, similar securities of the issuer and/or comparable securities) and observability of certain inputs used by Pricing Services or the Valuation Designee, as applicable, in determining fair value. This change in observability and resulting changes in levels does not impact liquidity or fair value of the Fund's investments or reflect any change in the investment strategy of the Fund.
Income Fund	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2024
Investments in Securities:
Asset-Backed Securities	$338,802	$—	$2,703	$(53)	$30,207	$(120,521)	$—	$(17,476)	$14,122	$247,784
Collateralized Mortgage Obligations	63,376	—	3,012	— (b)	60,464	(36,111)	5,168	(7,751)	(14,122)	74,036
Commercial Mortgage-Backed Securities	75,443	—	1,460	(1)	651	(1,499)	—	—	—	76,054
Common Stocks	6,618	—	1,460	—	—	—	6,826	—	—	14,904
Convertible Bonds	2,759	—	59	—	—	—	—	—	—	2,818
Corporate Bonds	47,491	(6,414)	528	1,180	3,923	(16,981)	11,370	(4,852)	—	36,245
Loan Assignments	6,156	— (b)	(304)	67	5,677	(6,359)	—	—	—	5,237
Mortgage-Backed Securities	—	—	—	—	20,891	—	—	—	—	20,891
Preferred Stocks	8	—	2	—	—	—	—	—	—	10
Warrants	4	—	(1)	—	—	—	—	—	—	3
Total	$540,657	$(6,414)	$8,919	$1,193	$121,813	$(181,471)	$23,364	$(30,079)	$—	$477,982

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Asset-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2024, which were valued using significant unobservable inputs (level 3), amounted to $(372). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2024.
Mortgage-Backed Securities Fund	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2024
Investments in Securities:
Asset-Backed Securities	$90,411	$—	$3,160	$34	$32,323	$(18,958)	$15,397	$—	$122,367
Collateralized Mortgage Obligations	30,037	—	874	29	60,214	(10,344)	—	—	80,810
Commercial Mortgage-Backed Securities	38,341	—	2,822	123	7,735	(4,768)	—	—	44,253
Mortgage-Backed Securities	—	—	(3)	—	1,596	—	—	—	1,593
Total	$158,789	$—	$6,853	$186	$101,868	$(34,070)	$15,397	$—	$249,023

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2024, which were valued using significant unobservable inputs (level 3), amounted to $6,753. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2024.

August 31, 2024	J.P. Morgan Income Funds	361

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Short Duration Bond Fund	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2024
Investments in Securities:
Asset-Backed Securities	$43,814	$—	$698	$21	$4,580	$(15,823)	$—	$(11,279)	$22,011
Collateralized Mortgage Obligations	56	—	— (a)	— (a)	11,771	—	—	(55)	11,772
Total	$43,870	$—	$698	$21	$16,351	$(15,823)	$—	$(11,334)	$33,783

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2024, which were valued using significant unobservable inputs (level 3), amounted to $409. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2024.
Short Duration Core Plus Fund	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2024
Investments in Securities:
Asset-Backed Securities	$27,964	$—	$279	$2	$740	$(1,271)	$—	$(11,288)	$5,988	$22,414
Collateralized Mortgage Obligations	5,988	—	(1)	— (b)	1,916	—	—	—	(5,988)	1,915
Common Stocks	410	—	149	—	—	—	—	—	—	559
Convertible Bonds	497	—	11	—	—	—	—	—	—	508
Corporate Bonds	2,642	(1,302)	855	100	216	(3,027)	946	—	—	430
Total	$37,501	$(1,302)	$1,293	$102	$2,872	$(4,298)	$946	$(11,288)	$—	$25,826

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Asset-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2024, which were valued using significant unobservable inputs (level 3), amounted to $(125). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2024.
The significant unobservable inputs used in the fair value measurement of the Funds' investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair

362	J.P. Morgan Income Funds	August 31, 2024

value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Core Bond Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$193,814	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (20.74%)
			Yield (Discount Rate of Cash Flows)	0.00% - 8.97% (7.30%)
Asset-Backed Securities	193,814
Total	$193,814

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2024, the value of these investments was $1,761,331. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
Core Plus
Bond Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$146,319	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (14.78%)
			Constant Default Rate	0.00% - 60.00% (0.61%)
			Yield (Discount Rate of Cash Flows)	3.60% - 21.72% (7.69%)

Asset-Backed Securities	146,319
	2,487	Terms of Exchange Offer	Expected Recovery	0.01% - 284.20% (163.11%)

Corporate Bonds	2,487
	1,534	Term of Restructuring	Liquidation Preference	71.43x (71.43x)

Convertible Bonds	1,534
	3,341	Market Comparable Companies	EBITDA Multiple (b)	8.0x (8.0x)

Convertible Preferred Stocks	3,341
	62	Terms of Exchange Offer	Expected Recovery	$0.00 - $0.01 ($0.01)

Common Stocks	62
	40	Terms of Exchange Offer	Expected Recovery	8.41% - 100.00% (73.16%)
	1,445	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	24.01% - 50.05% (35.44%)

Loan Assignments	1,485
Total	$155,228

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2024, the value of these investments was $877,403. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

August 31, 2024	J.P. Morgan Income Funds	363

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
Floating Rate
Income Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$4,491	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	24.01% - 50.05% (32.91%)
	930	Term of Restructuring	Expected Recovery	8.41% - 100.00% (68.79%)

Loan Assignments	5,421
	5,892	Market Comparable Companies	EBITDA Multiple (b)	8.0x (8.0x)

Convertible Preferred Stocks	5,892
	175	Terms of Restructuring	Expected Recovery	$0.01 ($0.01)

Common Stocks	175
Total	$11,488

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2024, the value of these investments was $2,871. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
High Yield
Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$20,400	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	24.01% - 50.05% (29.33%)
	6,966	Terms of Restructuring	Expected Recovery	8.41% - 100.00% (96.02%)

Loan Assignments	27,366
	13,582	Terms of Restructuring	Expected Recovery	0.01% - 284.20% (182.36%)

Corporate Bonds	13,582
	7,657	Term of Restructuring	Liquidation Preference	71.43x (71.43x)

Convertible Bonds	7,657
	29,043	Market Comparable Companies	EBITDA Multiple (b)	8.0x (8.0x)

Convertible Preferred Stocks	29,043
	746	Term of Restructuring	Liquidation Preference	71.43x (71.43x)

364	J.P. Morgan Income Funds	August 31, 2024

	Fair Value at August 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Preferred Stocks	746
	754	Term of Restructuring	Expected Recovery	$0.01 ($0.01)

Common Stocks	754
Total	79,148

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2024, the value of these investments was $78,807. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
Income Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$13,191	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.00% - 18.29% (9.39%)

Asset-Backed Securities	13,191
	6,386	Terms of Restructuring	Expected Recovery	0.01% - 284.20% (180.17%)

Corporate Bonds	6,386
	2,818	Terms of Restructuring	Liquidation Preference	71.43x (71.43x)

Convertible Bonds	2,818
	72	Pending Distribution Amount	Expected Recovery	$0.01 ($0.01)

Common Stocks	72
	3,034	Terms of Exchange Offer	Expected Recovery	8.41% - 100.00% (99.89%)
	2,203	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	20.65% - 38.74% (20.95%)

Loan Assignments	5,237
Total	$27,704

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2024, the value of these investments was $450,278. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
Mortgage-Backed
Securities Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$62,889	Discounted Cash Flow	Constant Prepayment Rate	3.00% - 90.00% (15.92%)
			Yield (Discount Rate of Cash Flows)	5.45% - 8.26% (6.29%)
Asset-Backed Securities	62,889

August 31, 2024	J.P. Morgan Income Funds	365

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at August 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	20,082	Discounted Cash Flow	Constant Prepayment Rate	3.00% - 100.00% (89.20%)
			Yield (Discount Rate of Cash Flows)	0.00% - 8.06% (6.10%)

Collateralized Mortgage Obligations	20,082
Total	$82,971

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2024, the value of these investments was $166,052. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
Short
Duration
Core Plus Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$2,958	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 75.00% (19.35%)
			Yield (Discount Rate of Cash Flows)	6.10% - 7.54% (7.17%)
Asset-Backed Securities	2,958
	1,915	Discounted Cash Flow	Constant Prepayment Rate	90.00% (90.00%)
			Yield (Discount Rate of Cash Flows)	5.64% (5.64%)

Collateralized Mortgage Obligations	1,915
	508	Term of Restructuring	Liquidation Preference	71.43x (71.43x)

Convertible Bonds	508
	430	Term of Restructuring	Expected Recovery	0.01% - 284.20% (202.17%)

Corporate Bonds	430
Total	$5,811

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2024, the value of these investments was $20,015. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2024, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

366	J.P. Morgan Income Funds	August 31, 2024

C. Loan Assignments— Core Bond Fund, Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund and Short Duration Core Plus Fund invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The above Funds invested in loan assignments of all or a portion of the loans. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan. In addition, it is unclear whether loans, loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loans are secured by collateral, a Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.
Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid when purchased, may become illiquid and difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, the Fund may not receive the proceeds from a sale of such investments for a period after the sale.
Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.
At August 31, 2024, Floating Rate Income Fund had investments in loan assignments that amounted to more than 5% of the Funds’ net assets, by agent bank as follows:
Agent Bank	Percentage
Bank of America NA	16.0%
Barclays Bank plc	10.5
JPMorgan Chase Bank, N.A.	10.1
Goldman Sachs International	9.5
Royal Bank of Canada	6.2
D. Unfunded Commitments— High Yield Fund and Income Fund entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Funds to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.C.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Funds may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of Interest income from non-affiliates on the Statements of Operations.
At August 31, 2024, High Yield Fund and Income Fund had the following loan commitments outstanding in which all or a portion of the commitments was unfunded which could be extended at the options of the borrower:
				Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
High Yield Fund
Venator Materials Corp., Delayed Draw PIK Term Loan	01/16/2026	0.000%	15.286%	$661	$661	$661	$661	$1,322	$1,322
Income Fund
Venator Materials Corp., Delayed Draw PIK Term Loan	01/16/2026	0.000	15.286	289	289	289	289	578	578

August 31, 2024	J.P. Morgan Income Funds	367

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
E. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— Core Bond Fund, Core Plus Bond Fund, Income Fund, Mortgage-Backed Securities Fund and Short Duration Bond Fund purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, Income Fund, Mortgage-Backed Securities Fund and Short Duration Bond Fund may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund's custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Funds is held in a separate segregated account maintained by JPMCB.
Core Bond Fund, Core Plus Bond Fund, Income Fund, Mortgage-Backed Securities Fund and Short Duration Bond Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2024, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2024 are detailed on the SOIs, if any.
The Funds' delayed delivery securities collateral requirements and collateral posted or received by counterparty as of August 31, 2024 are as follows:
Fund		Counterparty	Collateral amount
Core Bond Fund	Collateral Received	Goldman Sachs & Co. LLC	$(300)
	Collateral Received	Morgan Stanley	(860)
	Collateral Received	Wells Fargo Securities LLC	(470)
Core Plus Bond Fund	Collateral Received	Goldman Sachs & Co. LLC	(270)
	Collateral Received	Morgan Stanley	(950)
	Collateral Received	Wells Fargo Securities LLC	(1,510)
Income Fund	Collateral Posted	Bank of America NA	1,220
	Collateral Posted	Barclays Bank plc	1,360
	Collateral Received	Citigroup Global Markets, Inc.	(1,260)
	Collateral Received	Goldman Sachs & Co. LLC	(810)
	Collateral Posted	Morgan Stanley	1,370
	Collateral Received	Wells Fargo Securities LLC	(680)
Mortgage-Backed Securities Fund	Collateral Received	Goldman Sachs & Co. LLC	(270)
	Collateral Received	Morgan Stanley	(800)
	Collateral Received	Wells Fargo Securities LLC	(300)
F. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

368	J.P. Morgan Income Funds	August 31, 2024

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of August 31, 2024.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Core Plus Bond Fund	$1	$(1)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the six months ended August 31, 2024, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Core Plus Bond Fund	$— (a)

(a)	Amount rounds to less than one thousand.
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
Core Bond Fund, Floating Rate Income Fund, Government Bond Fund, High Yield Fund, Income Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund did not lend out any securities during the year ended February 29, 2024.
G. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Core Bond Fund
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.25% (a) (b)	$1,597,845	$5,068,441	$4,497,153	$(147)	$247	$2,169,233	2,168,149	$55,030	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.

August 31, 2024	J.P. Morgan Income Funds	369

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Core Plus Bond Fund
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.25% (a) (b)	$1,483,911	$3,312,820	$2,726,951	$(296)	$391	$2,069,875	2,068,841	$44,838	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.34% (a) (b)	120	—	—	—	— (c)	120	120	3 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (a) (b)	428	—	—	—	—	428	428	11 *	—
Total	$1,484,459	$3,312,820	$2,726,951	$(296)	$391	$2,070,423		$44,852	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Floating Rate Income Fund
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.13% (a) (b)	$38,655	$70,178	$85,087	$—	$—	$23,746	23,746	$885	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.

Government Bond Fund
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.13% (a) (b)	$48,936	$198,879	$177,298	$—	$—	$70,517	70,517	$1,585	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.

370	J.P. Morgan Income Funds	August 31, 2024

High Yield Fund
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.13% (a) (b)	$35,956	$887,085	$686,966	$—	$—	$236,075	236,075	$5,686	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.

Income Fund
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.25% (a) (b)	$201,517	$1,245,743	$1,214,753	$34	$68	$232,609	232,492	$5,774	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.

Mortgage-Backed Securities Fund
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.25% (a) (b)	$622,242	$1,003,979	$1,142,663	$(165)	$130	$483,523	483,281	$13,819	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.

Short Duration Bond Fund
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.13% (a) (b)	$184,181	$1,515,956	$1,401,382	$—	$—	$298,755	298,755	$6,366	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.

August 31, 2024	J.P. Morgan Income Funds	371

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Short Duration Core Plus Fund
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.34% (a) (b)	$84,447	$619,758	$562,244	$(27)	$18	$141,952	141,881	$3,025	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.
H. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
I. Derivatives—Core Bond Fund, Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund used derivative instruments including futures contracts, forward foreign currency exchange contracts and swaps, in connection with their investment strategy. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds' risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.
The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds' ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds' net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.

372	J.P. Morgan Income Funds	August 31, 2024

Notes I(1) — I(3) below describe the various derivatives used by the Funds.
(1) Futures Contracts— Core Bond Fund, Core Plus Bond Fund, Income Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price, foreign exchange and interest rate risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2) Forward Foreign Currency Exchange Contracts— Core Plus Bond Fund and Income Fund are exposed to foreign currency risks associated with some or all of their portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Funds' forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3) Swaps— Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund and Short Duration Core Plus Fund engaged in various swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and are amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Portfolio Investments, while cash deposited, which is considered restricted, is reported as Deposits at broker for centrally cleared swaps on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on swaps on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

August 31, 2024	J.P. Morgan Income Funds	373

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Funds’ OTC swap contracts are subject to master netting arrangements.
Credit Default Swaps
Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund and Short Duration Core Plus Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
(4) Summary of Derivatives Information—The following tables present the value of derivatives held as of August 31, 2024, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	Core Bond Fund	Core Plus Bond Fund	Floating Rate Income Fund	High Yield Fund	Income Fund
Foreign Exchange Rate Risk Exposure:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$—	$91	$—	$—	$—
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(653)	—	—	—
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	2,210	177	—	—	13,624
Unrealized Depreciation on Futures Contracts *	(13,111)	(22,484)	—	—	(8,068)
Credit Risk Exposure:
Swaps at Value (Assets) **	—	—	245	2,038	—
Swaps at Value (Liabilities) **	—	—	—	—	(63,477)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	(10,901)	(22,307)	—	—	5,556
Swaps at Value **	—	—	245	2,038	(63,477)
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	—	(562)	—	—	—

	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Duration Core Plus Fund
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$—	$3,291	$1,685
Unrealized Depreciation on Futures Contracts *	(984)	(34)	(838)

374	J.P. Morgan Income Funds	August 31, 2024

	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Duration Core Plus Fund
Credit Risk Exposure:
Swaps at Value (Liabilities) **	$—	$—	$(2,508)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	(984)	3,257	847
Swaps at Value **	—	—	(2,508)

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**	Includes the fair value of centrally cleared swap contracts as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following tables present the effect of derivatives on the Statements of Operations for the six months ended August 31, 2024, by primary underlying risk exposure:
	Core Bond Fund	Core Plus Bond Fund	Floating Rate Income Fund	High Yield Fund	Income Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	$—	$188	$—	$—	$(9,912)
Interest Rate Risk Exposure:
Futures Contracts	153,298	100,253	—	—	(2,013)
Credit Exposure Risk:
Swap Contracts	—	(5,735)	(22)	(179)	(36,036)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	—	(699)	—	—	1,402
Interest Rate Risk Exposure:
Futures Contracts	(26,093)	(48,234)	—	—	6,849
Credit Exposure Risk:
Swap Contracts	—	4,376	97	790	25,268

	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Duration Core Plus Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Interest Rate Risk Exposure:
Futures Contracts	$6,198	$(15,521)	$2,590
Credit Exposure Risk:
Swap Contracts	—	—	(2,515)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Interest Rate Risk Exposure:
Futures Contracts	(2,002)	5,617	709
Credit Exposure Risk:
Swap Contracts	—	—	1,441

August 31, 2024	J.P. Morgan Income Funds	375

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Derivatives Volume
The table below discloses the volume of the Funds' futures contracts, forward foreign currency exchange contracts and swaps activity during the six months ended August 31, 2024:
	Core Bond Fund	Core Plus Bond Fund	Floating Rate Income Fund	High Yield Fund	Income Fund
Futures Contracts:
Average Notional Balance Long	$5,871,571	$3,229,191	$—	$—	$3,578,346
Average Notional Balance Short	(14,996)	(61,145)	—	—	(1,553,388)
Ending Notional Balance Long	8,588,111	3,035,060	—	—	3,606,940
Ending Notional Balance Short	(104,975)	(3,772)	—	—	(1,639,675)
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	—	(24,008)	—	—	(66,849)
Average Settlement Value Sold	—	96,268	—	—	—
Ending Settlement Value Sold	—	69,046	—	—	—
Credit Default Swaps:
Average Notional Balance - Buy Protection	—	126,124	—	—	598,532
Average Notional Balance - Sell Protection	—	—	429	3,571	181,517
Ending Notional Balance - Buy Protection	—	—	—	—	576,946
Ending Notional Balance - Sell Protection	—	—	3,000	25,000	181,517

	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Duration Core Plus Fund
Futures Contracts:
Average Notional Balance Long	$289,961	$2,244,968	$753,322
Average Notional Balance Short	—	(1,287,600)	(268,518)
Ending Notional Balance Long	281,782	2,594,977	904,516
Ending Notional Balance Short	—	(1,334,158)	(258,055)
Credit Default Swaps:
Average Notional Balance - Buy Protection	—	—	30,750
Ending Notional Balance - Buy Protection	—	—	30,750
The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.F), otherwise the cash collateral is included on the Statements of Assets and Liabilities as Restricted cash for OTC derivatives. Collateral received by the Funds is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. ("JPMCB"), an affiliate of the Funds. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.
Income Fund’s derivative contracts collateral requirements and collateral posted or received by counterparty as of August 31, 2024 are as follows:
Fund		Fund Counterparty	Value of swap contracts	Collateral amount
Income Fund	Collateral Posted	Citibank, NA	$(4,391)	$4,300
	Collateral Posted	Citigroup Global Markets, Inc.	(5,245)	5,460
	Collateral Posted	Morgan Stanley	(23,106)	22,990
The Funds' derivatives contracts held at August 31, 2024 are not accounted for as hedging instruments under GAAP.
J. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.
Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Funds. These amounts are included in Interest income from non-affiliates on the Statements of Operations.

376	J.P. Morgan Income Funds	August 31, 2024

Core Bond Fund and Government Bond Fund invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
K. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended August 31, 2024 are as follows:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Core Bond Fund
Transfer agency fees	$46	$3	$92	$2	$1	$— (a)	$1	$132	$277
Core Plus Bond Fund
Transfer agency fees	25	2	33	3	1	— (a)	— (a)	81	145
Floating Rate Income Fund
Transfer agency fees	3	1	1	n/a	n/a	n/a	n/a	— (a)	5
Government Bond Fund
Transfer agency fees	15	1	6	1	1	— (a)	n/a	9	33
High Yield Fund
Transfer agency fees	15	1	9	1	— (a)	— (a)	1	21	48
Income Fund
Transfer agency fees	7	6	37	n/a	n/a	n/a	n/a	5	55
Mortgage-Backed Securities Fund
Transfer agency fees	2	1	10	n/a	n/a	n/a	n/a	16	29
Short Duration Bond Fund
Transfer agency fees	10	1	7	n/a	n/a	n/a	n/a	27	45
Short Duration Core Plus Fund
Transfer agency fees	5	— (a)	7	n/a	n/a	n/a	n/a	8	20

(a)	Amount rounds to less than one thousand.

August 31, 2024	J.P. Morgan Income Funds	377

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
L. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
M. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
N. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly, except for Income Fund, for which distributions are generally declared daily and paid at least monthly. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Fund	0.28%
Core Plus Bond Fund	0.30
Floating Rate Income Fund	0.55
Government Bond Fund	0.28
High Yield Fund	0.50
Income Fund	0.30
Mortgage-Backed Securities Fund	0.25
Short Duration Bond Fund	0.22
Short Duration Core Plus Fund	0.25
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended August 31, 2024, the effective annualized rate for Core Bond Fund, Core Plus Bond Fund, Floating Rate Income Fund, Government Bond Fund, High Yield Fund, Income Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund was 0.04%, 0.06%, 0.075%, 0.075%, 0.075%, 0.075%, 0.075%, 0.075% and 0.075%, respectively, of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in  Note 3.F.
JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The

378	J.P. Morgan Income Funds	August 31, 2024

Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C	Class R2	Class R3
0.25%	0.75%	0.50%	0.25%
The Distributor waived distribution fees as outlined in Note 3.F.
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares (except for Class C Shares of Short Duration Bond Fund purchased prior to September 3, 2013) and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2024, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Core Bond Fund	$106	$—
Core Plus Bond Fund	99	1
Floating Rate Income Fund	2	— (a)
Government Bond Fund	5	—
High Yield Fund	28	—
Income Fund	46	1
Mortgage-Backed Securities Fund	3	—
Short Duration Bond Fund	49	— (a)
Short Duration Core Plus Fund	18	2

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5
Core Bond Fund	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.10%
Core Plus Bond Fund	0.25	0.25	0.25	0.25	0.25	0.25	0.10
Floating Rate Income Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a
Government Bond Fund	0.25	0.25	0.25	0.25	0.25	0.25	n/a
High Yield Fund	0.25	0.25	0.25	0.25	0.25	0.25	0.10
Income Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a
Mortgage-Backed Securities Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a
Short Duration Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a
Short Duration Core Plus Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a
JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

August 31, 2024	J.P. Morgan Income Funds	379

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Core Bond Fund	0.75%	n/a	0.50%	n/a	n/a	n/a	n/a	n/a
Core Plus Bond Fund	0.75	n/a	0.46	n/a	n/a	n/a	n/a	n/a
Floating Rate Income Fund	1.00	1.50%	0.75	n/a	n/a	n/a	n/a	0.65%
Government Bond Fund	0.70	1.20	0.45	1.05%	0.80%	0.55%	n/a	0.30
High Yield Fund	0.90	1.40	0.65	1.25	1.00	0.75	0.60%	0.50
Income Fund	0.65	1.20	0.40	n/a	n/a	n/a	n/a	0.40
Mortgage-Backed Securities Fund	0.65	1.15	0.40	n/a	n/a	n/a	n/a	0.25
Short Duration Bond Fund	0.59	1.09	0.34	n/a	n/a	n/a	n/a	0.28
Short Duration Core Plus Fund	0.64	1.14	0.39	n/a	n/a	n/a	n/a	0.33
The expense limitation agreements were in effect for the six months ended August 31, 2024 and the contractual limitation percentages are in place until at least June 30, 2025.
For the six months ended August 31, 2024, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Core Bond Fund	$6	$—	$8,874	$8,880	$—
Core Plus Bond Fund	3	—	5,721	5,724	—
Floating Rate Income Fund	124	82	171	377	—
Government Bond Fund	463	308	560	1,331	— (a)
High Yield Fund	1,471	979	703	3,153	14
Income Fund	—	—	8,530	8,530	—
Mortgage-Backed Securities Fund	1,546	1,029	1,492	4,067	—
Short Duration Bond Fund	672	448	2,349	3,469	—
Short Duration Core Plus Fund	137	92	1,988	2,217	—

(a)	Amount rounds to less than one thousand.
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2024 were as follows:

Core Bond Fund	$2,031
Core Plus Bond Fund	1,642
Floating Rate Income Fund	35
Government Bond Fund	61
High Yield Fund	207
Income Fund	186
Mortgage-Backed Securities Fund	519

380	J.P. Morgan Income Funds	August 31, 2024

Short Duration Bond Fund	$255
Short Duration Core Plus Fund	65
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended August 31, 2024, Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Income Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended August 31, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Fund	$6,410,436	$5,679,045	$710,216	$357,516
Core Plus Bond Fund	9,868,830	8,726,599	229,297	330,910
Floating Rate Income Fund	114,487	61,317	—	—
Government Bond Fund	97,331	46,926	77,250	44,706
High Yield Fund	925,544	538,999	—	—
Income Fund	15,028,317	13,964,381	—	—
Mortgage-Backed Securities Fund	3,118,514	2,356,339	—	58,165
Short Duration Bond Fund	1,978,939	1,024,527	1,718,539	1,054,566
Short Duration Core Plus Fund	474,604	501,683	466,286	438,827
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2024 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$49,709,055	$539,604	$2,724,438	$(2,184,834)
Core Plus Bond Fund	22,836,280	325,829	973,403	(647,574)
Floating Rate Income Fund	341,995	8,190	13,696	(5,506)
Government Bond Fund	2,128,443	12,544	167,663	(155,119)
High Yield Fund	5,629,501	165,295	279,549	(114,254)
Income Fund	11,200,747	169,294	644,903	(475,609)
Mortgage-Backed Securities Fund	6,435,143	78,975	300,888	(221,913)
Short Duration Bond Fund	9,093,830	102,053	96,876	5,177
Short Duration Core Plus Fund	3,929,339	38,201	114,228	(76,027)

August 31, 2024	J.P. Morgan Income Funds	381

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
At February 29, 2024, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Core Bond Fund	$280,462	$549,799
Core Plus Bond Fund	363,661	659,664
Floating Rate Income Fund	48,511	305,285
Government Bond Fund	2,694	31,450
High Yield Fund	8,039	599,167
Income Fund	87,387	607,135
Mortgage-Backed Securities Fund	70,642	72,937
Short Duration Bond Fund	131,940	122,409
Short Duration Core Plus Fund	180,689	272,902
Specified ordinary losses and net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 29, 2024, the Funds deferred to March 1, 2024 the following specified ordinary losses and net capital losses (gains):
	Net Capital Losses (Gains)		Specified Ordinary Losses
	Short-Term	Long-Term
Core Bond Fund	$(39,345)	$53,930	$—
Core Plus Bond Fund	(30,813)	127,030	—
Floating Rate Income Fund	(194)	1,859	5
Government Bond Fund	(1)	3,924	—
High Yield Fund	(312)	28,518	—
Income Fund	4,954	58,744	—
Mortgage-Backed Securities Fund	—	607	—
Short Duration Bond Fund	5,783	13,733	14
Short Duration Core Plus Fund	1,316	10,470	—
During the year ended February 29, 2024, the following Funds utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
Government Bond Fund	$— (a)
Short Duration Core Plus Fund	10,264

(a)	Amount rounds to less than one thousand.
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

382	J.P. Morgan Income Funds	August 31, 2024

The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund at August 31, 2024. Average borrowings from the Facility during the six months ended August 31, 2024 were as follows:
	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Income Fund	$2,474	6.06%	7	$3
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 29, 2024.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2024.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate (SOFR). Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended August 31, 2024.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of August 31, 2024, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Core Bond Fund	—	— %	3	34.7%
Core Plus Bond Fund	—	—	1	18.1
Floating Rate Income Fund	2	53.9	1	10.2
Government Bond Fund	—	—	3	49.3
High Yield Fund	1	11.7	1	19.5
Income Fund	1	24.1	1	26.7
Mortgage-Backed Securities Fund	1	25.8	2	28.2
Short Duration Bond Fund	1	59.2	1	13.6
Short Duration Core Plus Fund	1	44.4	3	31.2

August 31, 2024	J.P. Morgan Income Funds	383

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
As of August 31, 2024, JPMorgan SmartRetirement Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
JPMorgan SmartRetirement Funds
Core Plus Bond Fund	12.2%
High Yield Fund	11.3
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will fail to make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund and Short Duration Core Plus Fund in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Fund to value accurately.
The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.
The Funds are subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions, may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

384	J.P. Morgan Income Funds	August 31, 2024

8. Transfer in-Kind
During the year ended February 29, 2024, certain shareholders sold shares of Core Plus Bond Fund of the below given class for the below given class. The portfolio securities were delivered primarily by means of redemption in-kind in exchange for shares of the Fund. Cash and portfolio securities were transferred as detailed below.
Fund	Class	Date	Value	Gain/(Loss)	Type
Core Plus Bond Fund	Class A	July 28, 2023	$511,583 (a)	$(36,649)	Redemption-in-kind

(a)	This amount includes cash of approximately $83,616 associated with the redemption in-kind.

August 31, 2024	J.P. Morgan Income Funds	385

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. August 2024.
SAN-INC2-824

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 25-26, 2024 and August 20-22, 2024, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 22, 2024.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the
Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;

•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, High Yield Fund, Mortgage-Backed Securities Fund, and Short Duration Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Groups for Class I shares, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and preparation for, the June meeting. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the Core Bond Fund’s performance for both Class A and Class I shares was in the third, first and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the third, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Core Plus Bond Fund’s performance for both Class A and Class I shares was in the third, second and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the third, first and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Floating Rate Income Fund’s performance for Class A, Class I and Class R6 shares was in the fifth, fourth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Fixed Income Committee at each of their regular meetings over the course of next year.
The Trustees noted that the Government Bond Fund’s performance for Class A shares was in the fourth, fourth and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class I shares was in the third, fourth and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the second, third and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the High Yield Fund’s performance for Class A shares was in the fourth, third and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class I shares was in the fourth, second and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the third, second and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Income Fund’s performance for Class A shares was in the fifth, second and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for both Class I and Class R6 shares was in the fifth, second and third quintiles of the Universe for the one-, there- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Mortgage-Backed Securities Fund’s performance for Class A shares was in the second, second and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that performance for both Class I and Class R6 shares was in the second, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Short Duration Bond Fund’s performance for Class A shares was in the fourth, third and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that performance for Class I shares was in the third, second and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the third, second and second quintiles of the Universe the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Short Duration Core Plus Fund’s performance for Class A shares was in the second, fourth and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for both Class I and Class R6 shares was in the second, third and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund, and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the Core Bond Fund’s net advisory fee for Class A shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the fifth and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the fourth and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Core Plus Bond Fund’s net advisory fee for Class A shares was in the fourth and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the fifth and fourth quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the fourth quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the third and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Floating Rate Income Fund’s net advisory fee for Class A shares was in the third and fourth quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the second and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the fourth quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the second and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third and fourth quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the third and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Government Bond Fund’s net advisory fee for Class A shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the High Yield Fund’s net advisory fee and actual total expenses for Class A shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Income Fund’s net advisory fee and actual total expenses for Class A shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for both Class I and Class R6 shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I and Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Mortgage-Backed Securities Fund’s net advisory fee and actual total expenses for both Class A and Class I shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the first quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group for Class R6 shares due to the limited number of funds in the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Short Duration Bond Fund’s net advisory fee for Class A shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Short Duration Core Plus Fund’s net advisory fee for Class A shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the first and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 5, 2024

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
November 5, 2024